UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.        Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO All Asset Portfolio – Administrative Class

•	PIMCO All Asset Portfolio – Institutional Class

•	PIMCO All Asset Portfolio – Advisor Class

•	PIMCO All Asset Portfolio – Class M

•	PIMCO All Asset All Authority – Administrative Class

•	PIMCO All Asset All Authority – Institutional Class

•	PIMCO All Asset All Authority – Advisor Class

•	PIMCO CommodityRealReturn® Strategy Portfolio – Administrative Class

•	PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class

•	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class

•	PIMCO Emerging Markets Bond Portfolio – Administrative Class

•	PIMCO Emerging Markets Bond Portfolio – Institutional Class

•	PIMCO Emerging Markets Bond Portfolio – Advisor Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Administrative Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Advisor Class

•	PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class

•	PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Institutional Class

•	PIMCO Global Advantage® Strategy Bond Portfolio – Administrative Class

•	PIMCO Global Bond Portfolio (Unhedged) – Administrative Class

•	PIMCO Global Bond Portfolio (Unhedged) – Institutional Class

•	PIMCO Global Bond Portfolio (Unhedged) – Advisor Class

•	PIMCO Global Diversified Allocation Portfolio – Administrative Class

•	PIMCO Global Diversified Allocation Portfolio – Advisor Class

•	PIMCO Global Multi-Asset Managed Volatility Portfolio – Administrative Class

•	PIMCO Global Multi-Asset Managed Volatility Portfolio – Advisor Class

•	PIMCO Global Multi-Asset Portfolio – Administrative Class

•	PIMCO Global Multi-Asset Portfolio – Institutional Class

•	PIMCO Global Multi-Asset Portfolio – Advisor Class

•	PIMCO High Yield Portfolio – Administrative Class

•	PIMCO High Yield Portfolio – Institutional Class

•	PIMCO High Yield Portfolio – Advisor Class

•	PIMCO Long-Term U.S. Government Portfolio – Administrative Class

•	PIMCO Long-Term U.S. Government Portfolio – Institutional Class

•	PIMCO Long-Term U.S. Government Portfolio – Advisor Class

•	PIMCO Low Duration Portfolio – Administrative Class

•	PIMCO Low Duration Portfolio – Institutional Class

•	PIMCO Low Duration Portfolio – Advisor Class

•	PIMCO Money Market Portfolio – Administrative Class

•	PIMCO Money Market Portfolio – Institutional Class

•	PIMCO Real Return Portfolio – Administrative Class

•	PIMCO Real Return Portfolio – Institutional Class

•	PIMCO Real Return Portfolio – Advisor Class

•	PIMCO Short-Term Portfolio – Administrative Class

•	PIMCO Short-Term Portfolio – Institutional Class

•	PIMCO Short-Term Portfolio – Advisor Class

•	PIMCO Total Return Portfolio – Administrative Class

•	PIMCO Total Return Portfolio – Institutional Class

•	PIMCO Total Return Portfolio – Advisor Class

•	PIMCO Unconstrained Bond Portfolio – Administrative Class

•	PIMCO Unconstrained Bond Portfolio – Institutional Class

•	PIMCO Unconstrained Bond Portfolio – Advisor Class

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO All Asset All Authority Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset All Authority Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, call risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if an Underlying PIMCO Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the

4	PIMCO VARIABLE INSURANCE TRUST

fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO All Asset All Authority Portfolio

Allocation Breakdown†
PIMCO StocksPLUS® AR Short Strategy Fund	11.5%
PIMCO Income Fund	8.2%
PIMCO Emerging Local Bond Fund	6.6%
PIMCO Emerging Markets Currency Fund	5.7%
PIMCO Total Return Fund	5.1%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5.1%
Other	57.8%
†	% of Investments, at value as of 06/30/14

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2014
Class Inception (04/30/2014)
PIMCO All Asset All Authority Portfolio Administrative Class	2.76%
S&P 500 Index±	4.46%
Consumer Price Index + 650 Basis Points±±	1.64%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 2.31% for Administrative Class shares.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

±± CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)(a)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,027.60	$1,019.98
Expenses Paid During Period†	$1.64	$4.86
Net Annualized Expense Ratio††	0.97%	0.97%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 7 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/14 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since the inception date of 4/30/14). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»	The Portfolio commenced operations on April 30, 2014.

»

Exposure to international and emerging market equities, primarily through the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, benefited performance as these Underlying PIMCO Funds posted positive performance during the period since the Portfolio’s inception through the end of the reporting period.

»

Exposure to emerging market bond strategies, primarily through the PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, and PIMCO Emerging Markets Currency Fund, added to returns as these Underlying PIMCO Funds posted positive returns.

»	Short exposure to the S&P 500 Index, achieved through the PIMCO StocksPLUS® AR Short Strategy Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset All Authority Portfolio

Selected Per Share Data for the Period Ended:	04/30/2014-06/30/2014+

Administrative Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.07
Net realized/unrealized gain	0.21
Total income from investment operations	0.28
Dividends from net investment income	(0.03)
Total distributions	(0.03)
Net asset value end of period	$10.25
Total return	2.76%
Net assets end of period (000s)	$3,707
Ratio of expenses to average net assets	0.97	%(b)*
Ratio of expenses to average net assets excluding waivers	1.05	%(b)*
Ratio of expenses to average net assets excluding interest expense	0.52	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.60	%*
Ratio of net investment income to average net assets	4.27	%*
Portfolio turnover rate	22	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets includes line of credit expenses.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO All Asset All Authority Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in Affiliates	$5,821
Cash	76
Receivable for investments in Affiliates sold	18
Receivable for Portfolio shares sold	4
Dividends receivable from Affiliates	9
5,928

Liabilities:
Borrowings & Other Financing Transactions
Payable for line of credit	$1,500
Payable for investments in Affiliates purchased	103
Accrued investment advisory fees	1
Accrued supervisory and administrative fees	1
1,605

Net Assets	$4,323

Net Assets Consist of:
Paid in capital	$4,242
Undistributed net investment income	16
Net unrealized appreciation	65
$4,323

Net Assets:
Institutional Class	$10
Administrative Class	3,707
Advisor Class	606

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	362
Advisor Class	59

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.25
Administrative Class	10.25
Advisor Class	10.24

Cost of Investments in Affiliates	$5,756

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset All Authority Portfolio

(Unaudited)

(Amounts in thousands)	Period from April 30, 2014 to June 30, 2014

Investment Income:
Dividends from Investments in Affiliates	$32
Total Income	32

Expenses:
Investment advisory fees	1
Supervisory and administrative fees	1
Servicing fees - Administrative Class	1
Interest expense	3
Total Expenses	6

Net Investment Income	26

Net Realized Gain:

Net Change in Unrealized Appreciation:
Investments in Affiliates	65
Net Change in Unrealized Appreciation	65
Net Gain	65

Net Increase in Net Assets Resulting from Operations	$91

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statement of Changes in Net Assets PIMCO All Asset All Authority Portfolio

(Amounts in thousands)	Period from April 30, 2014 to June 30, 2014 (Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$26
Net change in unrealized appreciation	65
Net increase resulting from operations	91

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^
Administrative Class	(9)
Advisor Class	(1)

Total Distributions	(10)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	4,242

Total Increase in Net Assets	4,323

Net Assets:
Beginning of period	0
End of period*	$4,323

* Including undistributed net investment income of:	$16

**	See Note 11 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period from April 30, 2014 to June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO All Asset All Authority Portfolio

Cash flows (used for) operating activities:

Net increase in net assets resulting from operations	$91

Adjustments to reconcile net increase in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(6,755)
Proceeds from sales of long-term securities	999
(Increase) in receivable for investments sold	(18)
(Increase) in interest and dividends receivable	(9)
Increase in payable for investments purchased	103
Increase in accrued investment advisory fees	1
Increase in accrued supervisory and administrative fees	1
Net Change in Unrealized (Appreciation)
Investments in Affiliates	(65)
Net cash (used for) operating activities	(5,652)

Cash flows received from financing activities:
Proceeds from shares sold	4,279
Payments on shares redeemed	(51)
Net borrowing of line of credit	1,500
Cash dividend paid*	0
Net cash received from financing activities	5,728

Net Increase in Cash	76

Cash:
Beginning of period	0
End of period	$76

* Reinvestment of dividends	$10

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$3

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO All Asset All Authority Portfolio

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 134.6%

MUTUAL FUNDS (a) 134.6%
PIMCO CommoditiesPLUS® Strategy Fund	17,607	$204
PIMCO CommodityRealReturn Strategy Fund®	16,442	100
PIMCO Credit Absolute Return Fund	9,438	102
PIMCO Diversified Income Fund	8,442	101
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	23,126	245
PIMCO Emerging Local Bond Fund	39,933	387
PIMCO Emerging Markets Bond Fund	17,736	201
PIMCO Emerging Markets Corporate Bond Fund	6,893	81
PIMCO Emerging Markets Currency Fund	31,888	331
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	23,589	254
PIMCO EqS Pathfinder Fund®	1,644	21
PIMCO EqS® Long/Short Fund	1,523	18
PIMCO Floating Income Fund	6,302	57
PIMCO Foreign Bond Fund (Unhedged)	2,038	22
PIMCO Fundamental Advantage Absolute Return Strategy Fund	59,817	234
PIMCO Global Advantage® Strategy Bond Fund	3,144	36
PIMCO High Yield Fund	3,721	36
PIMCO High Yield Spectrum Fund	14,191	158
PIMCO Income Fund	37,610	478
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	11,245	146
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	21,832	239
PIMCO Investment Grade Corporate Bond Fund	909	10
PIMCO Long Duration Total Return Fund	5,278	61
PIMCO Long-Term Credit Fund	12,382	158
PIMCO Long-Term U.S. Government Fund	7,098	72
PIMCO Low Duration Fund	15,820	164
PIMCO Low Volatility RAFI®-PLUS AR Fund	1,701	18
PIMCO Mortgage Opportunities Fund	3,070	34
PIMCO Real Return Asset Fund	5,040	43
PIMCO Real Return Fund	2,091	24
PIMCO RealEstateRealReturn Strategy Fund	31,807	153
PIMCO Senior Floating Rate Fund	16,783	172
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,956	25
PIMCO StocksPLUS® AR Short Strategy Fund	260,476	667
PIMCO Total Return Fund	27,078	297
PIMCO TRENDS Managed Futures Strategy Fund	675	7
PIMCO Unconstrained Bond Fund	14,810	168
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	29,788	297

Total Investments in Affiliates (Cost $5,756)		5,821

Total Investments 134.6% (Cost $5,756)		$5,821

Other Assets and Liabilities, net (34.6%)		(1,498)

Net Assets 100.0%		$4,323

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)	Institutional Class Shares of each Fund.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Mutual Funds	$5,821	$0	$0	$5,821

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements

1. ORGANIZATION

The PIMCO All Asset All Authority Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s investments in the Short Strategy Underlying PIMCO Funds which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Portfolio’s combined investments in the Domestic Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities (“TIPS”), commodities, or real estate, normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and longterm interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Portfolio is nondiversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, short sale transactions or line of credit, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements (Cont.)

inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 04/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$0	$204	$(4)	$0	$4	$204	$2	$0
PIMCO CommodityRealReturn Strategy Fund®	0	100	0	0	0	100	0	0
PIMCO Credit Absolute Return Fund	0	106	(5)	0	1	102	0	0
PIMCO Diversified Income Fund	0	128	(29)	0	2	101	1	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	227	0	0	18	245	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	0	242	0	0	12	254	1	0
PIMCO Emerging Local Bond Fund	0	381	0	0	6	387	3	0
PIMCO Emerging Markets Bond Fund	0	212	(18)	0	7	201	2	0
PIMCO Emerging Markets Corporate Bond Fund	0	88	(9)	0	2	81	1	0

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Underlying PIMCO Funds	Market Value 04/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Currency Fund	$0	$326	$0	$0	$5	$331	$1	$0
PIMCO EqS Pathfinder Fund®	0	20	0	0	1	21	0	0
PIMCO EqS® Long/Short Fund	0	18	0	0	0	18	0	0
PIMCO Floating Income Fund	0	69	(13)	0	1	57	0	0
PIMCO Foreign Bond Fund (Unhedged)	0	22	0	0	0	22	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	0	398	(160)	0	(4)	234	8	0
PIMCO Global Advantage® Strategy Bond Fund	0	35	0	0	1	36	0	0
PIMCO High Yield Fund	0	136	(100)	0	0	36	1	0
PIMCO High Yield Spectrum Fund	0	165	(8)	0	1	158	2	0
PIMCO Income Fund	0	487	(15)	0	6	478	4	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	148	(4)	0	2	146	1	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	0	228	0	0	11	239	0	0
PIMCO Investment Grade Corporate Bond Fund	0	10	0	0	0	10	0	0
PIMCO Long Duration Total Return Fund	0	61	0	0	0	61	0	0
PIMCO Long-Term Credit Fund	0	155	0	0	3	158	1	0
PIMCO Long-Term U.S. Government Fund	0	72	0	0	0	72	0	0
PIMCO Low Duration Fund	0	551	(387)	0	0	164	0	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	0	18	0	0	0	18	0	0
PIMCO Mortgage Opportunities Fund	0	36	(2)	0	0	34	0	0
PIMCO Real Return Asset Fund	0	42	0	0	1	43	0	0
PIMCO Real Return Fund	0	24	0	0	0	24	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	156	(9)	0	6	153	2	0
PIMCO Senior Floating Rate Fund	0	175	(4)	0	1	172	1	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0	24	0	0	1	25	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	0	691	0	0	(24)	667	1	0
PIMCO Total Return Fund	0	475	(179)	0	1	297	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	7	0	0	0	7	0	0
PIMCO Unconstrained Bond Fund	0	219	(53)	0	2	168	0	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	0	299	0	0	(2)	297	0	0
Totals	$0	$6,755	$(999)	$0	$65	$5,821	$32	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTION

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6, Principal Risks.

(a) Line of Credit  Consistent with its principal investment strategies, the Portfolio has entered into a secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State

Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. As of June 30, 2014, the agreement comprises revolving tranches.

With respect to the revolving tranches, there is a maximum available commitment amount equal to $2,500,000. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of June 30, 2014 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of June 30, 2014, the Portfolio was paying an average weighted rate of interest of 1.238%. Program facility, upfront and interest fees paid by the Portfolio in relation to the borrowings are included in interest expense in the Statement of Operations. All of the Portfolio’s securities are pledged as collateral under the agreement.

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

The Portfolio’s borrowing activity under the agreement for the period ended June 30, 2014 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Oustanding Principal as of 06/30/2014
$1,353	$2,500	$3	$1	$1,500

6. PRINCIPAL RISKS

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the

Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio (Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Underlying PIMCO Fund) may lose money if these changes are not anticipated by Fund management. A Portfolio (Underlying PIMCO Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Underlying PIMCO Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (Underlying PIMCO Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (Underlying PIMCO Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Underlying PIMCO Fund), or, in the case of hedging positions, that the Portfolio’s

(Underlying PIMCO Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s (Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Portfolio (Underlying PIMCO Fund) to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.20%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Advisor Class shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2014 was $241.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$6,753	$999

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 04/30/2014-06/30/2014
	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10
Administrative Class	366	3,670
Advisor Class	59	603
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	1	9
Advisor Class	0	1
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(5)	(51)
Advisor Class	0	0
Net increase (decrease) resulting from Portfolio share transactions	422	$4,242

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 97% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 72% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,757	$95	$(31)	$64

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT01SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO All Asset All Authority Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset All Authority Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, call risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if an Underlying PIMCO Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the

4	PIMCO VARIABLE INSURANCE TRUST

fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO All Asset All Authority Portfolio

Allocation Breakdown†
PIMCO StocksPLUS® AR Short Strategy Fund	11.5%
PIMCO Income Fund	8.2%
PIMCO Emerging Local Bond Fund	6.6%
PIMCO Emerging Markets Currency Fund	5.7%
PIMCO Total Return Fund	5.1%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5.1%
Other	57.8%
†	% of Investments, at value as of 06/30/14

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2014
Class Inception (04/30/2014)
PIMCO All Asset All Authority Portfolio Advisor Class	2.69%
S&P 500 Index±	4.46%
Consumer Price Index + 650 Basis Points±±	1.64%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 2.41% for Advisor Class shares.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

±± CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)(a)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,026.90	$1,019.49
Expenses Paid During Period†	$1.81	$5.36
Net Annualized Expense Ratio††	1.07%	1.07%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 7 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/14 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since the inception date of 4/30/14). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»	The Portfolio commenced operations on April 30, 2014.

»

Exposure to international and emerging market equities, primarily through the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, benefited performance as these Underlying PIMCO Funds posted positive performance during the period since the Portfolio’s inception through the end of the reporting period.

»

Exposure to emerging market bond strategies, primarily through the PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, and PIMCO Emerging Markets Currency Fund, added to returns as these Underlying PIMCO Funds posted positive returns.

»	Short exposure to the S&P 500 Index, achieved through the PIMCO StocksPLUS® AR Short Strategy Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset All Authority Portfolio

Selected Per Share Data for the Period Ended:	04/30/2014-06/30/2014+

Advisor Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.11
Net realized/unrealized gain	0.16
Total income from investment operations	0.27
Dividends from net investment income	(0.03)
Total distributions	(0.03)
Net asset value end of period	$10.24
Total return	2.69%
Net assets end of period (000s)	$606
Ratio of expenses to average net assets	1.07	%(b)*
Ratio of expenses to average net assets excluding waivers	1.15	%(b)*
Ratio of expenses to average net assets excluding interest expense	0.62	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.70	%*
Ratio of net investment income to average net assets	6.37	%*
Portfolio turnover rate	22	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets includes line of credit expenses.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO All Asset All Authority Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in Affiliates	$5,821
Cash	76
Receivable for investments in Affiliates sold	18
Receivable for Portfolio shares sold	4
Dividends receivable from Affiliates	9
5,928

Liabilities:
Borrowings & Other Financing Transactions
Payable for line of credit	$1,500
Payable for investments in Affiliates purchased	103
Accrued investment advisory fees	1
Accrued supervisory and administrative fees	1
1,605

Net Assets	$4,323

Net Assets Consist of:
Paid in capital	$4,242
Undistributed net investment income	16
Net unrealized appreciation	65
$4,323

Net Assets:
Institutional Class	$10
Administrative Class	3,707
Advisor Class	606

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	362
Advisor Class	59

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.25
Administrative Class	10.25
Advisor Class	10.24

Cost of Investments in Affiliates	$5,756

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset All Authority Portfolio

(Unaudited)

(Amounts in thousands)	Period from April 30, 2014 to June 30, 2014

Investment Income:
Dividends from Investments in Affiliates	$32
Total Income	32

Expenses:
Investment advisory fees	1
Supervisory and administrative fees	1
Servicing fees - Administrative Class	1
Interest expense	3
Total Expenses	6

Net Investment Income	26

Net Realized Gain:

Net Change in Unrealized Appreciation:
Investments in Affiliates	65
Net Change in Unrealized Appreciation	65
Net Gain	65

Net Increase in Net Assets Resulting from Operations	$91

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statement of Changes in Net Assets PIMCO All Asset All Authority Portfolio

(Amounts in thousands)	Period from April 30, 2014 to June 30, 2014 (Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$26
Net change in unrealized appreciation	65
Net increase resulting from operations	91

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^
Administrative Class	(9)
Advisor Class	(1)

Total Distributions	(10)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	4,242

Total Increase in Net Assets	4,323

Net Assets:
Beginning of period	0
End of period*	$4,323

* Including undistributed net investment income of:	$16

**	See Note 11 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period from April 30, 2014 to June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO All Asset All Authority Portfolio

Cash flows (used for) operating activities:

Net increase in net assets resulting from operations	$91

Adjustments to reconcile net increase in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(6,755)
Proceeds from sales of long-term securities	999
(Increase) in receivable for investments sold	(18)
(Increase) in interest and dividends receivable	(9)
Increase in payable for investments purchased	103
Increase in accrued investment advisory fees	1
Increase in accrued supervisory and administrative fees	1
Net Change in Unrealized (Appreciation)
Investments in Affiliates	(65)
Net cash (used for) operating activities	(5,652)

Cash flows received from financing activities:
Proceeds from shares sold	4,279
Payments on shares redeemed	(51)
Net borrowing of line of credit	1,500
Cash dividend paid*	0
Net cash received from financing activities	5,728

Net Increase in Cash	76

Cash:
Beginning of period	0
End of period	$76

* Reinvestment of dividends	$10

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$3

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO All Asset All Authority Portfolio

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 134.6%

MUTUAL FUNDS (a) 134.6%
PIMCO CommoditiesPLUS® Strategy Fund	17,607	$204
PIMCO CommodityRealReturn Strategy Fund®	16,442	100
PIMCO Credit Absolute Return Fund	9,438	102
PIMCO Diversified Income Fund	8,442	101
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	23,126	245
PIMCO Emerging Local Bond Fund	39,933	387
PIMCO Emerging Markets Bond Fund	17,736	201
PIMCO Emerging Markets Corporate Bond Fund	6,893	81
PIMCO Emerging Markets Currency Fund	31,888	331
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	23,589	254
PIMCO EqS Pathfinder Fund®	1,644	21
PIMCO EqS® Long/Short Fund	1,523	18
PIMCO Floating Income Fund	6,302	57
PIMCO Foreign Bond Fund (Unhedged)	2,038	22
PIMCO Fundamental Advantage Absolute Return Strategy Fund	59,817	234
PIMCO Global Advantage® Strategy Bond Fund	3,144	36
PIMCO High Yield Fund	3,721	36
PIMCO High Yield Spectrum Fund	14,191	158
PIMCO Income Fund	37,610	478
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	11,245	146
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	21,832	239
PIMCO Investment Grade Corporate Bond Fund	909	10
PIMCO Long Duration Total Return Fund	5,278	61
PIMCO Long-Term Credit Fund	12,382	158
PIMCO Long-Term U.S. Government Fund	7,098	72
PIMCO Low Duration Fund	15,820	164
PIMCO Low Volatility RAFI®-PLUS AR Fund	1,701	18
PIMCO Mortgage Opportunities Fund	3,070	34
PIMCO Real Return Asset Fund	5,040	43
PIMCO Real Return Fund	2,091	24
PIMCO RealEstateRealReturn Strategy Fund	31,807	153
PIMCO Senior Floating Rate Fund	16,783	172
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,956	25
PIMCO StocksPLUS® AR Short Strategy Fund	260,476	667
PIMCO Total Return Fund	27,078	297
PIMCO TRENDS Managed Futures Strategy Fund	675	7
PIMCO Unconstrained Bond Fund	14,810	168
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	29,788	297

Total Investments in Affiliates (Cost $5,756)		5,821

Total Investments 134.6% (Cost $5,756)		$5,821

Other Assets and Liabilities, net (34.6%)		(1,498)

Net Assets 100.0%		$4,323

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)	Institutional Class Shares of each Fund.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Mutual Funds	$5,821	$0	$0	$5,821

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements

1. ORGANIZATION

The PIMCO All Asset All Authority Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s investments in the Short Strategy Underlying PIMCO Funds which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Portfolio’s combined investments in the Domestic Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities (“TIPS”), commodities, or real estate, normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and longterm interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Portfolio is nondiversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, short sale transactions or line of credit, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements (Cont.)

inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 04/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$0	$204	$(4)	$0	$4	$204	$2	$0
PIMCO CommodityRealReturn Strategy Fund®	0	100	0	0	0	100	0	0
PIMCO Credit Absolute Return Fund	0	106	(5)	0	1	102	0	0
PIMCO Diversified Income Fund	0	128	(29)	0	2	101	1	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	227	0	0	18	245	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	0	242	0	0	12	254	1	0
PIMCO Emerging Local Bond Fund	0	381	0	0	6	387	3	0
PIMCO Emerging Markets Bond Fund	0	212	(18)	0	7	201	2	0
PIMCO Emerging Markets Corporate Bond Fund	0	88	(9)	0	2	81	1	0

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Underlying PIMCO Funds	Market Value 04/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Currency Fund	$0	$326	$0	$0	$5	$331	$1	$0
PIMCO EqS Pathfinder Fund®	0	20	0	0	1	21	0	0
PIMCO EqS® Long/Short Fund	0	18	0	0	0	18	0	0
PIMCO Floating Income Fund	0	69	(13)	0	1	57	0	0
PIMCO Foreign Bond Fund (Unhedged)	0	22	0	0	0	22	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	0	398	(160)	0	(4)	234	8	0
PIMCO Global Advantage® Strategy Bond Fund	0	35	0	0	1	36	0	0
PIMCO High Yield Fund	0	136	(100)	0	0	36	1	0
PIMCO High Yield Spectrum Fund	0	165	(8)	0	1	158	2	0
PIMCO Income Fund	0	487	(15)	0	6	478	4	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	148	(4)	0	2	146	1	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	0	228	0	0	11	239	0	0
PIMCO Investment Grade Corporate Bond Fund	0	10	0	0	0	10	0	0
PIMCO Long Duration Total Return Fund	0	61	0	0	0	61	0	0
PIMCO Long-Term Credit Fund	0	155	0	0	3	158	1	0
PIMCO Long-Term U.S. Government Fund	0	72	0	0	0	72	0	0
PIMCO Low Duration Fund	0	551	(387)	0	0	164	0	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	0	18	0	0	0	18	0	0
PIMCO Mortgage Opportunities Fund	0	36	(2)	0	0	34	0	0
PIMCO Real Return Asset Fund	0	42	0	0	1	43	0	0
PIMCO Real Return Fund	0	24	0	0	0	24	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	156	(9)	0	6	153	2	0
PIMCO Senior Floating Rate Fund	0	175	(4)	0	1	172	1	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0	24	0	0	1	25	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	0	691	0	0	(24)	667	1	0
PIMCO Total Return Fund	0	475	(179)	0	1	297	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	7	0	0	0	7	0	0
PIMCO Unconstrained Bond Fund	0	219	(53)	0	2	168	0	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	0	299	0	0	(2)	297	0	0
Totals	$0	$6,755	$(999)	$0	$65	$5,821	$32	$0
5. BORROWINGS AND OTHER FINANCING TRANSACTION

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6, Principal Risks.

(a) Line of Credit  Consistent with its principal investment strategies, the Portfolio has entered into a secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State

Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. As of June 30, 2014, the agreement comprises revolving tranches.

With respect to the revolving tranches, there is a maximum available commitment amount equal to $2,500,000. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of June 30, 2014 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of June 30, 2014, the Portfolio was paying an average weighted rate of interest of 1.238%. Program facility, upfront and interest fees paid by the Portfolio in relation to the borrowings are included in interest expense in the Statement of Operations. All of the Portfolio’s securities are pledged as collateral under the agreement.

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

The Portfolio’s borrowing activity under the agreement for the period ended June 30, 2014 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Oustanding Principal as of 06/30/2014
$1,353	$2,500	$3	$1	$1,500

6. PRINCIPAL RISKS

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the

Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio (Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Underlying PIMCO Fund) may lose money if these changes are not anticipated by Fund management. A Portfolio (Underlying PIMCO Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Underlying PIMCO Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (Underlying PIMCO Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (Underlying PIMCO Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Underlying PIMCO Fund), or, in the case of hedging positions, that the Portfolio’s

(Underlying PIMCO Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s (Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Portfolio (Underlying PIMCO Fund) to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.20%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Advisor Class shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2014 was $241.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$6,753	$999

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 04/30/2014-06/30/2014
	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10
Administrative Class	366	3,670
Advisor Class	59	603
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	1	9
Advisor Class	0	1
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(5)	(51)
Advisor Class	0	0
Net increase (decrease) resulting from Portfolio share transactions	422	$4,242

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 97% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 72% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,757	$95	$(31)	$64

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT02SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO All Asset All Authority Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset All Authority Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, call risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if an Underlying PIMCO Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the

4	PIMCO VARIABLE INSURANCE TRUST

fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO All Asset All Authority Portfolio

Allocation Breakdown†
PIMCO StocksPLUS® AR Short Strategy Fund	11.5%
PIMCO Income Fund	8.2%
PIMCO Emerging Local Bond Fund	6.6%
PIMCO Emerging Markets Currency Fund	5.7%
PIMCO Total Return Fund	5.1%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5.1%
Other	57.8%
‡	% of Investments, at value as of 06/30/14

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2014
Class Inception (04/30/2014)
PIMCO All Asset All Authority Portfolio Institutional Class	2.78%
S&P 500 Index±	4.46%
Consumer Price Index + 650 Basis Points±±	1.64%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 2.16% for Institutional Class shares.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

±± CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)(a)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,027.80	$1,020.73
Expenses Paid During Period†	$1.39	$4.11
Net Annualized Expense Ratio††	0.82%	0.82%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 7 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/14 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since the inception date of 4/30/14). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»	The Portfolio commenced operations on April 30, 2014.

»

Exposure to international and emerging market equities, primarily through the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, benefited performance as these Underlying PIMCO Funds posted positive performance during the period since the Portfolio’s inception through the end of the reporting period.

»

Exposure to emerging market bond strategies, primarily through the PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, and PIMCO Emerging Markets Currency Fund, added to returns as these Underlying PIMCO Funds posted positive returns.

»	Short exposure to the S&P 500 Index, achieved through the PIMCO StocksPLUS® AR Short Strategy Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset All Authority Portfolio

Selected Per Share Data for the Period Ended:	04/30/2014-06/30/2014+

Institutional Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.07
Net realized/unrealized gain	0.21
Total income from investment operations	0.28
Dividends from net investment income	(0.03)
Total distributions	(0.03)
Net asset value end of period	$10.25
Total return	2.78%
Net assets end of period (000s)	$10
Ratio of expenses to average net assets	0.82	%(b)*
Ratio of expenses to average net assets excluding waivers	0.90	%(b)*
Ratio of expenses to average net assets excluding interest expense	0.37	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.45	%*
Ratio of net investment income to average net assets	4.27	%*
Portfolio turnover rate	22	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets includes line of credit expenses.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO All Asset All Authority Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in Affiliates	$5,821
Cash	76
Receivable for investments in Affiliates sold	18
Receivable for Portfolio shares sold	4
Dividends receivable from Affiliates	9
5,928

Liabilities:
Borrowings & Other Financing Transactions
Payable for line of credit	$1,500
Payable for investments in Affiliates purchased	103
Accrued investment advisory fees	1
Accrued supervisory and administrative fees	1
1,605

Net Assets	$4,323

Net Assets Consist of:
Paid in capital	$4,242
Undistributed net investment income	16
Net unrealized appreciation	65
$4,323

Net Assets:
Institutional Class	$10
Administrative Class	3,707
Advisor Class	606

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	362
Advisor Class	59

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.25
Administrative Class	10.25
Advisor Class	10.24

Cost of Investments in Affiliates	$5,756

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset All Authority Portfolio

(Unaudited)

(Amounts in thousands)	Period from April 30, 2014 to June 30, 2014

Investment Income:
Dividends from Investments in Affiliates	$32
Total Income	32

Expenses:
Investment advisory fees	1
Supervisory and administrative fees	1
Servicing fees - Administrative Class	1
Interest expense	3
Total Expenses	6

Net Investment Income	26

Net Realized Gain:

Net Change in Unrealized Appreciation:
Investments in Affiliates	65
Net Change in Unrealized Appreciation	65
Net Gain	65

Net Increase in Net Assets Resulting from Operations	$91

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statement of Changes in Net Assets PIMCO All Asset All Authority Portfolio

(Amounts in thousands)	Period from April 30, 2014 to June 30, 2014 (Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$26
Net change in unrealized appreciation	65
Net increase resulting from operations	91

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^
Administrative Class	(9)
Advisor Class	(1)

Total Distributions	(10)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	4,242

Total Increase in Net Assets	4,323

Net Assets:
Beginning of period	0
End of period*	$4,323

* Including undistributed net investment income of:	$16

**	See Note 11 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period from April 30, 2014 to June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO All Asset All Authority Portfolio

Cash flows (used for) operating activities:

Net increase in net assets resulting from operations	$91

Adjustments to reconcile net increase in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(6,755)
Proceeds from sales of long-term securities	999
(Increase) in receivable for investments sold	(18)
(Increase) in interest and dividends receivable	(9)
Increase in payable for investments purchased	103
Increase in accrued investment advisory fees	1
Increase in accrued supervisory and administrative fees	1
Net Change in Unrealized (Appreciation)
Investments in Affiliates	(65)
Net cash (used for) operating activities	(5,652)

Cash flows received from financing activities:
Proceeds from shares sold	4,279
Payments on shares redeemed	(51)
Net borrowing of line of credit	1,500
Cash dividend paid*	0
Net cash received from financing activities	5,728

Net Increase in Cash	76

Cash:
Beginning of period	0
End of period	$76

* Reinvestment of dividends	$10

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$3

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO All Asset All Authority Portfolio

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 134.6%

MUTUAL FUNDS (a) 134.6%
PIMCO CommoditiesPLUS® Strategy Fund	17,607	$204
PIMCO CommodityRealReturn Strategy Fund®	16,442	100
PIMCO Credit Absolute Return Fund	9,438	102
PIMCO Diversified Income Fund	8,442	101
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	23,126	245
PIMCO Emerging Local Bond Fund	39,933	387
PIMCO Emerging Markets Bond Fund	17,736	201
PIMCO Emerging Markets Corporate Bond Fund	6,893	81
PIMCO Emerging Markets Currency Fund	31,888	331
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	23,589	254
PIMCO EqS Pathfinder Fund®	1,644	21
PIMCO EqS® Long/Short Fund	1,523	18
PIMCO Floating Income Fund	6,302	57
PIMCO Foreign Bond Fund (Unhedged)	2,038	22
PIMCO Fundamental Advantage Absolute Return Strategy Fund	59,817	234
PIMCO Global Advantage® Strategy Bond Fund	3,144	36
PIMCO High Yield Fund	3,721	36
PIMCO High Yield Spectrum Fund	14,191	158
PIMCO Income Fund	37,610	478
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	11,245	146
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	21,832	239
PIMCO Investment Grade Corporate Bond Fund	909	10
PIMCO Long Duration Total Return Fund	5,278	61
PIMCO Long-Term Credit Fund	12,382	158
PIMCO Long-Term U.S. Government Fund	7,098	72
PIMCO Low Duration Fund	15,820	164
PIMCO Low Volatility RAFI®-PLUS AR Fund	1,701	18
PIMCO Mortgage Opportunities Fund	3,070	34
PIMCO Real Return Asset Fund	5,040	43
PIMCO Real Return Fund	2,091	24
PIMCO RealEstateRealReturn Strategy Fund	31,807	153
PIMCO Senior Floating Rate Fund	16,783	172
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,956	25
PIMCO StocksPLUS® AR Short Strategy Fund	260,476	667
PIMCO Total Return Fund	27,078	297
PIMCO TRENDS Managed Futures Strategy Fund	675	7
PIMCO Unconstrained Bond Fund	14,810	168
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	29,788	297

Total Investments in Affiliates (Cost $5,756)		5,821

Total Investments 134.6% (Cost $5,756)		$5,821

Other Assets and Liabilities, net (34.6%)		(1,498)

Net Assets 100.0%		$4,323

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)	Institutional Class Shares of each Fund.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Mutual Funds	$5,821	$0	$0	$5,821

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements

1. ORGANIZATION

The PIMCO All Asset All Authority Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s investments in the Short Strategy Underlying PIMCO Funds which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Portfolio’s combined investments in the Domestic Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities (“TIPS”), commodities, or real estate, normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and longterm interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Portfolio is nondiversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

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(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, short sale transactions or line of credit, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

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Notes to Financial Statements (Cont.)

inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 04/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$0	$204	$(4)	$0	$4	$204	$2	$0
PIMCO CommodityRealReturn Strategy Fund®	0	100	0	0	0	100	0	0
PIMCO Credit Absolute Return Fund	0	106	(5)	0	1	102	0	0
PIMCO Diversified Income Fund	0	128	(29)	0	2	101	1	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	227	0	0	18	245	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	0	242	0	0	12	254	1	0
PIMCO Emerging Local Bond Fund	0	381	0	0	6	387	3	0
PIMCO Emerging Markets Bond Fund	0	212	(18)	0	7	201	2	0
PIMCO Emerging Markets Corporate Bond Fund	0	88	(9)	0	2	81	1	0

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Underlying PIMCO Funds	Market Value 04/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Currency Fund	$0	$326	$0	$0	$5	$331	$1	$0
PIMCO EqS Pathfinder Fund®	0	20	0	0	1	21	0	0
PIMCO EqS® Long/Short Fund	0	18	0	0	0	18	0	0
PIMCO Floating Income Fund	0	69	(13)	0	1	57	0	0
PIMCO Foreign Bond Fund (Unhedged)	0	22	0	0	0	22	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	0	398	(160)	0	(4)	234	8	0
PIMCO Global Advantage® Strategy Bond Fund	0	35	0	0	1	36	0	0
PIMCO High Yield Fund	0	136	(100)	0	0	36	1	0
PIMCO High Yield Spectrum Fund	0	165	(8)	0	1	158	2	0
PIMCO Income Fund	0	487	(15)	0	6	478	4	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	148	(4)	0	2	146	1	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	0	228	0	0	11	239	0	0
PIMCO Investment Grade Corporate Bond Fund	0	10	0	0	0	10	0	0
PIMCO Long Duration Total Return Fund	0	61	0	0	0	61	0	0
PIMCO Long-Term Credit Fund	0	155	0	0	3	158	1	0
PIMCO Long-Term U.S. Government Fund	0	72	0	0	0	72	0	0
PIMCO Low Duration Fund	0	551	(387)	0	0	164	0	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	0	18	0	0	0	18	0	0
PIMCO Mortgage Opportunities Fund	0	36	(2)	0	0	34	0	0
PIMCO Real Return Asset Fund	0	42	0	0	1	43	0	0
PIMCO Real Return Fund	0	24	0	0	0	24	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	156	(9)	0	6	153	2	0
PIMCO Senior Floating Rate Fund	0	175	(4)	0	1	172	1	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0	24	0	0	1	25	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	0	691	0	0	(24)	667	1	0
PIMCO Total Return Fund	0	475	(179)	0	1	297	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	7	0	0	0	7	0	0
PIMCO Unconstrained Bond Fund	0	219	(53)	0	2	168	0	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	0	299	0	0	(2)	297	0	0
Totals	$0	$6,755	$(999)	$0	$65	$5,821	$32	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTION

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6, Principal Risks.

(a) Line of Credit  Consistent with its principal investment strategies, the Portfolio has entered into a secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State

Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. As of June 30, 2014, the agreement comprises revolving tranches.

With respect to the revolving tranches, there is a maximum available commitment amount equal to $2,500,000. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of June 30, 2014 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of June 30, 2014, the Portfolio was paying an average weighted rate of interest of 1.238%. Program facility, upfront and interest fees paid by the Portfolio in relation to the borrowings are included in interest expense in the Statement of Operations. All of the Portfolio’s securities are pledged as collateral under the agreement.

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Notes to Financial Statements (Cont.)

The Portfolio’s borrowing activity under the agreement for the period ended June 30, 2014 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Oustanding Principal as of 06/30/2014
$1,353	$2,500	$3	$1	$1,500

6. PRINCIPAL RISKS

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the

Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio (Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Underlying PIMCO Fund) may lose money if these changes are not anticipated by Fund management. A Portfolio (Underlying PIMCO Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Underlying PIMCO Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (Underlying PIMCO Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such

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sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (Underlying PIMCO Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Underlying PIMCO Fund), or, in the case of hedging positions, that the Portfolio’s

(Underlying PIMCO Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s (Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Portfolio (Underlying PIMCO Fund) to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

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Notes to Financial Statements (Cont.)

Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.20%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Advisor Class shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2014 was $241.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$6,753	$999

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 04/30/2014-06/30/2014
	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10
Administrative Class	366	3,670
Advisor Class	59	603
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	1	9
Advisor Class	0	1
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(5)	(51)
Advisor Class	0	0
Net increase (decrease) resulting from Portfolio share transactions	422	$4,242

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 97% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 72% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,757	$95	$(31)	$64

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT03SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO All Asset Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, call risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if an Underlying PIMCO Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

PIMCO Income Fund	10.1%
PIMCO Emerging Local Bond Fund	7.4%
PIMCO Emerging Markets Currency Fund	7.2%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	6.8%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	6.6%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6.5%
Other	55.4%
†	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/2003)
PIMCO All Asset Portfolio Administrative Class	6.78%	10.76%	9.57%	6.72%	7.14%
Barclays U.S. TIPS: 1-10 Year Index±	4.00%	3.59%	4.45%	4.57%	4.63%
Consumer Price Index + 500 Basis Points±±	3.76%	7.08%	7.05%	7.32%	7.35%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.335% for Administrative Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,067.80	$1,022.74
Expenses Paid During Period†	$2.13	$2.08
Net Annualized Expense Ratio††	0.415%	0.415%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 6 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, the “Underlying PIMCO Funds”). The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. The Portfolio will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Portfolio may invest in Underlying PIMCO Funds at the discretion of PIMCO and without shareholder approval.

»

Exposure to international and emerging market equities, primarily through the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive performance during the reporting period.

»

Allocations to credit strategies, primarily through the PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, and PIMCO Income Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Exposure to emerging market bond strategies, primarily through the PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, and PIMCO Emerging Markets Currency Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommoditiesPLUS® Strategy Fund and the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Allocations to real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Underlying PIMCO Fund posted positive performance during the reporting period.

»

Allocations to alternative strategies, achieved through the PIMCO Credit Absolute Return Fund, PIMCO Unconstrained Bond Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»	There were no material detractors from performance during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$10.88		$11.38	$10.43	$10.98	$10.45	$9.20
Net investment income (a)	0.14		0.51	0.65	0.73	0.96	0.86
Net realized/unrealized gain (loss)	0.59		(0.49)	0.89	(0.51)	0.37	1.10
Total income from investment operations	0.73		0.02	1.54	0.22	1.33	1.96
Dividends from net investment income	(0.20)		(0.52)	(0.59)	(0.77)	(0.80)	(0.71)
Total distributions	(0.20)		(0.52)	(0.59)	(0.77)	(0.80)	(0.71)
Net asset value end of year or period	$11.41		$10.88	$11.38	$10.43	$10.98	$10.45
Total return	6.78%		0.27%	14.95%	1.95%	13.09%	21.57%
Net assets end of year or period (000s)	$825,443		$824,590	$829,972	$525,561	$409,616	$246,585
Ratio of expenses to average net assets	0.415	%*	0.445%	0.495%	0.505%	0.545%	0.585%
Ratio of expenses to average net assets excluding waivers	0.575	%*	0.575%	0.575%	0.575%	0.575%	0.585%
Ratio of expenses to average net assets excluding interest expense	0.415	%*	0.445%	0.495%	0.505%	0.545%	0.585%
Ratio of expenses to average net assets excluding interest expense and waivers	0.575	%*	0.575%	0.575%	0.505%	0.575%	0.585%
Ratio of net investment income to average net assets	2.59	%*	4.51%	5.81%	6.62%	8.79%	8.63%
Portfolio turnover rate	43	%**	61%**	26%**	55%**	99%**	126%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$999
Investments in Affiliates	1,321,416
Receivable for investments in Affiliates sold	25,445
Receivable for Portfolio shares sold	293
Dividends receivable from Affiliates	2,745
Reimbursement receivable from PIMCO	147
1,351,045

Liabilities:
Payable for investments in Affiliates purchased	$29,182
Payable for Portfolio shares redeemed	1,287
Accrued investment advisory fees	184
Accrued supervisory and administrative fees	263
Accrued distribution fees	112
Accrued servicing fees	99
31,127

Net Assets	$1,319,918

Net Assets Consist of:
Paid in capital	$1,401,343
Undistributed net investment income	4,982
Accumulated net realized (loss)	(174,409)
Net unrealized appreciation	88,002
$1,319,918

Net Assets:
Institutional Class	$10,566
Administrative Class	825,443
Advisor Class	388,082
Class M	95,827

Shares Issued and Outstanding:
Institutional Class	918
Administrative Class	72,368
Advisor Class	33,704
Class M	8,273

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.51
Administrative Class	11.41
Advisor Class	11.51
Class M	11.58

Cost of Investments in Securities	$999
Cost of Investments in Affiliates	$1,233,414

* Includes repurchase agreements of:	$999

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Dividends from Investments in Affiliates	$19,513
Total Income	19,513

Expenses:
Investment advisory fees	1,133
Supervisory and administrative fees	1,619
Servicing fees - Administrative Class	603
Distribution and/or servicing fees - Advisor Class	479
Distribution and/or servicing fees - Class M	221
Total Expenses	4,055
Waiver and/or Reimbursement by PIMCO	(1,038)
Net Expenses	3,017

Net Investment Income	16,496

Net Realized Gain:
Investments in Affiliates	1,397
Net Realized Gain	1,397

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	67,237
Net Change in Unrealized Appreciation	67,237
Net Gain	68,634

Net Increase in Net Assets Resulting from Operations	$85,130

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$16,496	$64,354
Net realized gain (loss)	1,397	(2,784)
Net change in unrealized appreciation (depreciation)	67,237	(63,248)
Net increase (decrease) resulting from operations	85,130	(1,678)

Distributions to Shareholders:
From net investment income
Institutional Class	(182)	(549)
Administrative Class	(14,608)	(40,444)
Advisor Class	(6,658)	(20,303)
Class M	(1,553)	(4,704)

Total Distributions	(23,001)	(66,000)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(88,798)	(9,644)

Total (Decrease) in Net Assets	(26,669)	(77,322)

Net Assets:
Beginning of period	1,346,587	1,423,909
End of period*	$1,319,918	$1,346,587

* Including undistributed net investment income of:	$4,982	$11,487

**	See Note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2014 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		$999

Total Short-Term Instruments (Cost $999)		999

Total Investments in Securities (Cost $999)		999

	SHARES
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.8%
PIMCO CommoditiesPLUS® Strategy Fund	2,551,690	29,549
PIMCO CommodityRealReturn Strategy Fund®	5,351,095	32,374
PIMCO Credit Absolute Return Fund	3,467,169	37,341
PIMCO Diversified Income Fund	3,597,077	43,057
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	8,106,810	85,689
PIMCO Emerging Local Bond Fund	10,066,873	97,649
PIMCO Emerging Markets Bond Fund	4,585,110	51,995
PIMCO Emerging Markets Corporate Bond Fund	1,632,915	19,154
PIMCO Emerging Markets Currency Fund	9,144,477	95,011
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	8,350,170	89,931
PIMCO EqS Pathfinder Fund®	1,685,771	21,966
PIMCO EqS® Dividend Fund	6,097	78
PIMCO EqS® Long/Short Fund	544,578	6,491
PIMCO Floating Income Fund	2,596,078	23,339
PIMCO Foreign Bond Fund (Unhedged)	243,922	2,600
PIMCO Fundamental Advantage Absolute Return Strategy Fund	8,995,237	35,171
PIMCO Fundamental IndexPLUS® AR Fund	7,038	52
PIMCO Global Advantage® Strategy Bond Fund	1,140,469	13,218
PIMCO High Yield Fund	1,360,848	13,296
PIMCO High Yield Spectrum Fund	4,222,036	47,034
PIMCO Income Fund	10,511,190	133,597
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	2,460,235	31,885
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	10,652	86
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	2,657	19
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	7,994,313	87,458
PIMCO Investment Grade Corporate Bond Fund	31,932	342
PIMCO Long Duration Total Return Fund	217,074	2,499
PIMCO Long-Term Credit Fund	4,427,443	56,583
PIMCO Long-Term U.S. Government Fund	220,594	2,243
PIMCO Low Duration Fund	1,213,685	12,598
PIMCO Low Volatility RAFI®-PLUS AR Fund	431,930	4,669
PIMCO Mortgage Opportunities Fund	684,652	7,620
PIMCO Real Return Asset Fund	990,901	8,423
PIMCO Real Return Fund	156,057	1,812
PIMCO RealEstateRealReturn Strategy Fund	11,183,031	53,790
PIMCO Senior Floating Rate Fund	2,321,138	23,792
PIMCO Short-Term Fund	444	4
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,197	33
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	746,915	9,396
PIMCO StocksPLUS® Absolute Return Fund	4,845	53
PIMCO StocksPLUS® Fund	33	0
PIMCO Total Return Fund	3,936,473	43,183
PIMCO TRENDS Managed Futures Strategy Fund	200,265	2,157
PIMCO Unconstrained Bond Fund	2,962,452	33,505
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,711,784	57,004

Total Mutual Funds (Cost $1,229,689)		1,317,746

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	20,000	$1,020
PIMCO Low Duration Exchange-Traded Fund	26,137	2,649

Total Exchange-Traded Funds (Cost $3,724)		3,669

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	73	1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Affiliates (Cost $1,233,414)		1,321,416

Total Investments 100.2% (Cost $1,234,413)		$1,322,415

Other Assets and Liabilities, net (0.2%)		(2,497)

Net Assets 100.0%		$1,319,918

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$999	Freddie Mac 2.000% due 01/30/2023	$(1,021)	$999	$999

Total Repurchase Agreements						$(1,021)	$999	$999

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$999	$0	$0	$0	$999	$(1,021)		$(22)

Total Borrowings and Other Financing Transactions	$999	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 5, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$999	$0	$999

Investments in Affiliates, at Value
Mutual Funds	1,317,746	0	0	1,317,746
Exchange-Traded Funds	3,669	0	0	3,669

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1	$0	$0	$1
	$1,321,416	$0	$0	$1,321,416

Total Investments	$1,321,416	$999	$0	$1,322,415

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® AR, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR Strategy, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO EqS® Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective

SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements (Cont.)

Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$25,966	$1,505	$0	$0	$2,078	$29,549	$253	$0
PIMCO CommodityRealReturn Strategy Fund®	33,166	1,463	(5,319)	(57)	3,121	32,374	0	0

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Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Credit Absolute Return Fund	$38,085	$248	$(1,970)	$28	$950	$37,341	$249	$0
PIMCO Diversified Income Fund	46,759	1,136	(6,723)	12	1,873	43,057	1,136	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	160,440	2,872	(81,571)	(8,106)	12,054	85,689	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	240	82,128	(149)	0	7,712	89,931	254	0
PIMCO Emerging Local Bond Fund	99,717	3,265	(8,856)	(1,480)	5,003	97,649	2,292	0
PIMCO Emerging Markets Bond Fund	53,875	1,343	(6,243)	(507)	3,527	51,995	1,343	0
PIMCO Emerging Markets Corporate Bond Fund	18,305	1,384	(1,287)	(45)	797	19,154	384	0
PIMCO Emerging Markets Currency Fund	99,347	703	(7,461)	(486)	2,908	95,011	703	0
PIMCO EqS Pathfinder Fund®	48,729	0	(28,699)	2,193	(257)	21,966	0	0
PIMCO EqS® Dividend Fund	3,482	37	(3,476)	609	(574)	78	37	0
PIMCO EqS® Long/Short Fund	6,417	125	(38)	(1)	(12)	6,491	0	0
PIMCO Floating Income Fund	27,422	586	(5,090)	23	398	23,339	590	0
PIMCO Foreign Bond Fund (Unhedged)	539	2,551	(500)	(20)	30	2,600	2	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	33,733	3,877	(1,958)	(101)	(380)	35,171	1,231	0
PIMCO Fundamental IndexPLUS® AR Fund	471	22	(450)	115	(106)	52	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	953	0	0	0	67	1,020	7	0
PIMCO Global Advantage® Strategy Bond Fund	13,512	175	(1,108)	7	632	13,218	176	0
PIMCO High Yield Fund	54,641	1,485	(43,723)	3,440	(2,547)	13,296	1,484	0
PIMCO High Yield Spectrum Fund	69,542	2,029	(25,817)	744	536	47,034	2,029	0
PIMCO Income Fund	137,452	7,589	(16,316)	103	4,769	133,597	3,589	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	95,420	1,159	(68,808)	4,316	(202)	31,885	229	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,978	6	(5,861)	857	(894)	86	6	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,548	0	(1,515)	291	(305)	19	0	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	240	82,783	(900)	30	5,305	87,458	35	0
PIMCO Investment Grade Corporate Bond Fund	374	209	(252)	26	(15)	342	4	0
PIMCO Long Duration Total Return Fund	796	2,276	(625)	10	42	2,499	10	0
PIMCO Long-Term Credit Fund	51,826	1,459	(1,750)	(121)	5,169	56,583	1,459	0
PIMCO Long-Term U.S. Government Fund	517	2,059	(376)	(30)	73	2,243	6	0
PIMCO Low Duration Exchange-Traded Fund	0	2,648	0	0	1	2,649	2	0
PIMCO Low Duration Fund	10,223	52,771	(50,438)	66	(24)	12,598	72	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	240	4,143	0	0	286	4,669	13	0
PIMCO Mortgage Opportunities Fund	7,380	149	(37)	0	128	7,620	149	0
PIMCO Real Return Asset Fund	6,692	1,733	(660)	(15)	673	8,423	84	0
PIMCO Real Return Fund	13	1,798	0	0	1	1,812	0	0
PIMCO RealEstateRealReturn Strategy Fund	48,705	865	(7,485)	(846)	12,551	53,790	865	0
PIMCO Senior Floating Rate Fund	27,222	1,098	(4,556)	14	14	23,792	424	0
PIMCO Short-Term Floating NAV Portfolio	1	1,300	(1,300)	0	0	1	0	0
PIMCO Short-Term Fund	4	0	0	0	0	4	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	782	18	(758)	230	(239)	33	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	11,720	1,411	(4,165)	28	402	9,396	11	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO StocksPLUS® Absolute Return Fund	49	0	0	0	4	53	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	2,003	0	0	154	2,157	3	0
PIMCO Total Return Fund	10,199	71,209	(38,485)	122	138	43,183	111	0
PIMCO Unconstrained Bond Fund	38,087	225,610	(230,898)	(38)	744	33,505	202	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	56,998	469	(1,101)	(14)	652	57,004	69	0
Totals	$1,347,807	$571,699	$(666,724)	$1,397	$67,237	$1,321,416	$19,513	$0

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

5. PRINCIPAL RISKS

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio

(Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Underlying PIMCO Fund) may lose money if these changes are not anticipated by Fund management. The Portfolio (Underlying PIMCO Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Underlying PIMCO Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (Underlying PIMCO Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (Underlying PIMCO Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Underlying PIMCO Fund), or, in the case of hedging positions, that the Portfolio’s (Underlying PIMCO Fund’s) base currency will decline in value relative

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Notes to Financial Statements (Cont.)

to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s (Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Portfolio (Underlying PIMCO Fund) to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which

18	PIMCO VARIABLE INSURANCE TRUST

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typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the

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Notes to Financial Statements (Cont.)

“Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2014 was $4,105,587.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

9. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$570,399	$665,425

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	148	$1,654	451	$5,162
Administrative Class	3,323	36,929	15,976	180,944
Advisor Class	1,768	19,796	7,681	88,058
Class M	444	5,008	2,661	30,291
Issued as reinvestment of distributions
Institutional Class	16	182	50	549
Administrative Class	1,312	14,608	3,702	40,444
Advisor Class	592	6,658	1,842	20,303
Class M	137	1,553	425	4,704
Cost of shares redeemed
Institutional Class	(164)	(1,810)	(650)	(7,323)
Administrative Class	(8,069)	(89,302)	(16,808)	(186,192)
Advisor Class	(5,670)	(63,059)	(14,173)	(158,225)
Class M	(1,863)	(21,015)	(2,512)	(28,359)
Net increase (decrease) resulting from Portfolio share transactions	(8,026)	$(88,798)	(1,355)	$(9,644)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 62% of the Portfolio. One shareholder is a related party to the portfolio and comprises 45% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,245,150	$86,316	$(9,051)	$77,265

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

22	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
SSB	State Street Bank and Trust Co.

Currency Abbreviations:
USD (or $)	United States Dollar

SEMIANNUAL REPORT	JUNE 30, 2014	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT04SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO All Asset Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, call risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if an Underlying PIMCO Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

PIMCO Income Fund	10.1%
PIMCO Emerging Local Bond Fund	7.4%
PIMCO Emerging Markets Currency Fund	7.2%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	6.8%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	6.6%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6.5%
Other	55.4%
†	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/2004)
PIMCO All Asset Portfolio Advisor Class	6.66%	10.47%	9.44%	6.60%	6.83%
Barclays U.S. TIPS: 1-10 Year Index±	4.00%	3.59%	4.45%	4.57%	4.61%
Consumer Price Index + 500 Basis Points±±	3.76%	7.08%	7.05%	7.32%	7.36%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.435% for Advisor Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,066.60	$1,022.24
Expenses Paid During Period†	$2.64	$2.58
Net Annualized Expense Ratio††	0.515%	0.515%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 6 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, the “Underlying PIMCO Funds”). The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. The Portfolio will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Portfolio may invest in Underlying PIMCO Funds at the discretion of PIMCO and without shareholder approval.

»

Exposure to international and emerging market equities, primarily through the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive performance during the reporting period.

»

Allocations to credit strategies, primarily through the PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, and PIMCO Income Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Exposure to emerging market bond strategies, primarily through the PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, and PIMCO Emerging Markets Currency Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommoditiesPLUS® Strategy Fund and the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Allocations to real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Underlying PIMCO Fund posted positive performance during the reporting period.

»

Allocations to alternative strategies, achieved through the PIMCO Credit Absolute Return Fund, PIMCO Unconstrained Bond Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»	There were no material detractors from performance during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.98		$11.48	$10.49	$11.11	$10.50	$9.23
Net investment income (a)	0.14		0.48	0.62	0.70	0.52	0.77
Net realized/unrealized gain (loss)	0.59		(0.47)	0.92	(0.48)	0.81	1.18
Total income from investment operations	0.73		0.01	1.54	0.22	1.33	1.95
Dividends from net investment income	(0.20)		(0.51)	(0.55)	(0.84)	(0.72)	(0.68)
Total distributions	(0.20)		(0.51)	(0.55)	(0.84)	(0.72)	(0.68)
Net asset value end of year or period	$11.51		$10.98	$11.48	$10.49	$11.11	$10.50
Total return	6.66%		0.11%	14.81%	1.92%	13.00%	21.43%
Net assets end of year or period (000s)	$388,082		$406,398	$478,073	$347,082	$330,377	$1,541,808
Ratio of expenses to average net assets	0.515	%*	0.545%	0.595%	0.605%	0.645%	0.685%
Ratio of expenses to average net assets excluding waivers	0.675	%*	0.675%	0.675%	0.675%	0.675%	0.685%
Ratio of expenses to average net assets excluding interest expense	0.515	%*	0.545%	0.595%	0.605%	0.645%	0.685%
Ratio of expenses to average net assets excluding interest expense and waivers	0.675	%*	0.675%	0.675%	0.675%	0.675%	0.685%
Ratio of net investment income to average net assets	2.48	%*	4.25%	5.58%	6.30%	4.82%	7.83%
Portfolio turnover rate	43	%**	61%**	26%**	55%**	99%**	126%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$999
Investments in Affiliates	1,321,416
Receivable for investments in Affiliates sold	25,445
Receivable for Portfolio shares sold	293
Dividends receivable from Affiliates	2,745
Reimbursement receivable from PIMCO	147
1,351,045

Liabilities:
Payable for investments in Affiliates purchased	$29,182
Payable for Portfolio shares redeemed	1,287
Accrued investment advisory fees	184
Accrued supervisory and administrative fees	263
Accrued distribution fees	112
Accrued servicing fees	99
31,127

Net Assets	$1,319,918

Net Assets Consist of:
Paid in capital	$1,401,343
Undistributed net investment income	4,982
Accumulated net realized (loss)	(174,409)
Net unrealized appreciation	88,002
$1,319,918

Net Assets:
Institutional Class	$10,566
Administrative Class	825,443
Advisor Class	388,082
Class M	95,827

Shares Issued and Outstanding:
Institutional Class	918
Administrative Class	72,368
Advisor Class	33,704
Class M	8,273

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.51
Administrative Class	11.41
Advisor Class	11.51
Class M	11.58

Cost of Investments in Securities	$999
Cost of Investments in Affiliates	$1,233,414

* Includes repurchase agreements of:	$999

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Dividends from Investments in Affiliates	$19,513
Total Income	19,513

Expenses:
Investment advisory fees	1,133
Supervisory and administrative fees	1,619
Servicing fees - Administrative Class	603
Distribution and/or servicing fees - Advisor Class	479
Distribution and/or servicing fees - Class M	221
Total Expenses	4,055
Waiver and/or Reimbursement by PIMCO	(1,038)
Net Expenses	3,017

Net Investment Income	16,496

Net Realized Gain:
Investments in Affiliates	1,397
Net Realized Gain	1,397

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	67,237
Net Change in Unrealized Appreciation	67,237
Net Gain	68,634

Net Increase in Net Assets Resulting from Operations	$85,130

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$16,496	$64,354
Net realized gain (loss)	1,397	(2,784)
Net change in unrealized appreciation (depreciation)	67,237	(63,248)
Net increase (decrease) resulting from operations	85,130	(1,678)

Distributions to Shareholders:
From net investment income
Institutional Class	(182)	(549)
Administrative Class	(14,608)	(40,444)
Advisor Class	(6,658)	(20,303)
Class M	(1,553)	(4,704)

Total Distributions	(23,001)	(66,000)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(88,798)	(9,644)

Total (Decrease) in Net Assets	(26,669)	(77,322)

Net Assets:
Beginning of period	1,346,587	1,423,909
End of period*	$1,319,918	$1,346,587

* Including undistributed net investment income of:	$4,982	$11,487

**	See Note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2014 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		$999

Total Short-Term Instruments (Cost $999)		999

Total Investments in Securities (Cost $999)		999

	SHARES
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.8%
PIMCO CommoditiesPLUS® Strategy Fund	2,551,690	29,549
PIMCO CommodityRealReturn Strategy Fund®	5,351,095	32,374
PIMCO Credit Absolute Return Fund	3,467,169	37,341
PIMCO Diversified Income Fund	3,597,077	43,057
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	8,106,810	85,689
PIMCO Emerging Local Bond Fund	10,066,873	97,649
PIMCO Emerging Markets Bond Fund	4,585,110	51,995
PIMCO Emerging Markets Corporate Bond Fund	1,632,915	19,154
PIMCO Emerging Markets Currency Fund	9,144,477	95,011
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	8,350,170	89,931
PIMCO EqS Pathfinder Fund®	1,685,771	21,966
PIMCO EqS® Dividend Fund	6,097	78
PIMCO EqS® Long/Short Fund	544,578	6,491
PIMCO Floating Income Fund	2,596,078	23,339
PIMCO Foreign Bond Fund (Unhedged)	243,922	2,600
PIMCO Fundamental Advantage Absolute Return Strategy Fund	8,995,237	35,171
PIMCO Fundamental IndexPLUS® AR Fund	7,038	52
PIMCO Global Advantage® Strategy Bond Fund	1,140,469	13,218
PIMCO High Yield Fund	1,360,848	13,296
PIMCO High Yield Spectrum Fund	4,222,036	47,034
PIMCO Income Fund	10,511,190	133,597
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	2,460,235	31,885
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	10,652	86
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	2,657	19
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	7,994,313	87,458
PIMCO Investment Grade Corporate Bond Fund	31,932	342
PIMCO Long Duration Total Return Fund	217,074	2,499
PIMCO Long-Term Credit Fund	4,427,443	56,583
PIMCO Long-Term U.S. Government Fund	220,594	2,243
PIMCO Low Duration Fund	1,213,685	12,598
PIMCO Low Volatility RAFI®-PLUS AR Fund	431,930	4,669
PIMCO Mortgage Opportunities Fund	684,652	7,620
PIMCO Real Return Asset Fund	990,901	8,423
PIMCO Real Return Fund	156,057	1,812
PIMCO RealEstateRealReturn Strategy Fund	11,183,031	53,790
PIMCO Senior Floating Rate Fund	2,321,138	23,792
PIMCO Short-Term Fund	444	4
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,197	33
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	746,915	9,396
PIMCO StocksPLUS® Absolute Return Fund	4,845	53
PIMCO StocksPLUS® Fund	33	0
PIMCO Total Return Fund	3,936,473	43,183
PIMCO TRENDS Managed Futures Strategy Fund	200,265	2,157
PIMCO Unconstrained Bond Fund	2,962,452	33,505
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,711,784	57,004

Total Mutual Funds (Cost $1,229,689)		1,317,746

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	20,000	$1,020
PIMCO Low Duration Exchange-Traded Fund	26,137	2,649

Total Exchange-Traded Funds (Cost $3,724)		3,669

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	73	1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Affiliates (Cost $1,233,414)		1,321,416

Total Investments 100.2% (Cost $1,234,413)		$1,322,415

Other Assets and Liabilities, net (0.2%)		(2,497)

Net Assets 100.0%		$1,319,918

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$999	Freddie Mac 2.000% due 01/30/2023	$(1,021)	$999	$999

Total Repurchase Agreements						$(1,021)	$999	$999

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$999	$0	$0	$0	$999	$(1,021)		$(22)

Total Borrowings and Other Financing Transactions	$999	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 5, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$999	$0	$999

Investments in Affiliates, at Value
Mutual Funds	1,317,746	0	0	1,317,746
Exchange-Traded Funds	3,669	0	0	3,669

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1	$0	$0	$1
	$1,321,416	$0	$0	$1,321,416

Total Investments	$1,321,416	$999	$0	$1,322,415

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® AR, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR Strategy, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO EqS® Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective

SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements (Cont.)

Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$25,966	$1,505	$0	$0	$2,078	$29,549	$253	$0
PIMCO CommodityRealReturn Strategy Fund®	33,166	1,463	(5,319)	(57)	3,121	32,374	0	0

SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Credit Absolute Return Fund	$38,085	$248	$(1,970)	$28	$950	$37,341	$249	$0
PIMCO Diversified Income Fund	46,759	1,136	(6,723)	12	1,873	43,057	1,136	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	160,440	2,872	(81,571)	(8,106)	12,054	85,689	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	240	82,128	(149)	0	7,712	89,931	254	0
PIMCO Emerging Local Bond Fund	99,717	3,265	(8,856)	(1,480)	5,003	97,649	2,292	0
PIMCO Emerging Markets Bond Fund	53,875	1,343	(6,243)	(507)	3,527	51,995	1,343	0
PIMCO Emerging Markets Corporate Bond Fund	18,305	1,384	(1,287)	(45)	797	19,154	384	0
PIMCO Emerging Markets Currency Fund	99,347	703	(7,461)	(486)	2,908	95,011	703	0
PIMCO EqS Pathfinder Fund®	48,729	0	(28,699)	2,193	(257)	21,966	0	0
PIMCO EqS® Dividend Fund	3,482	37	(3,476)	609	(574)	78	37	0
PIMCO EqS® Long/Short Fund	6,417	125	(38)	(1)	(12)	6,491	0	0
PIMCO Floating Income Fund	27,422	586	(5,090)	23	398	23,339	590	0
PIMCO Foreign Bond Fund (Unhedged)	539	2,551	(500)	(20)	30	2,600	2	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	33,733	3,877	(1,958)	(101)	(380)	35,171	1,231	0
PIMCO Fundamental IndexPLUS® AR Fund	471	22	(450)	115	(106)	52	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	953	0	0	0	67	1,020	7	0
PIMCO Global Advantage® Strategy Bond Fund	13,512	175	(1,108)	7	632	13,218	176	0
PIMCO High Yield Fund	54,641	1,485	(43,723)	3,440	(2,547)	13,296	1,484	0
PIMCO High Yield Spectrum Fund	69,542	2,029	(25,817)	744	536	47,034	2,029	0
PIMCO Income Fund	137,452	7,589	(16,316)	103	4,769	133,597	3,589	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	95,420	1,159	(68,808)	4,316	(202)	31,885	229	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,978	6	(5,861)	857	(894)	86	6	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,548	0	(1,515)	291	(305)	19	0	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	240	82,783	(900)	30	5,305	87,458	35	0
PIMCO Investment Grade Corporate Bond Fund	374	209	(252)	26	(15)	342	4	0
PIMCO Long Duration Total Return Fund	796	2,276	(625)	10	42	2,499	10	0
PIMCO Long-Term Credit Fund	51,826	1,459	(1,750)	(121)	5,169	56,583	1,459	0
PIMCO Long-Term U.S. Government Fund	517	2,059	(376)	(30)	73	2,243	6	0
PIMCO Low Duration Exchange-Traded Fund	0	2,648	0	0	1	2,649	2	0
PIMCO Low Duration Fund	10,223	52,771	(50,438)	66	(24)	12,598	72	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	240	4,143	0	0	286	4,669	13	0
PIMCO Mortgage Opportunities Fund	7,380	149	(37)	0	128	7,620	149	0
PIMCO Real Return Asset Fund	6,692	1,733	(660)	(15)	673	8,423	84	0
PIMCO Real Return Fund	13	1,798	0	0	1	1,812	0	0
PIMCO RealEstateRealReturn Strategy Fund	48,705	865	(7,485)	(846)	12,551	53,790	865	0
PIMCO Senior Floating Rate Fund	27,222	1,098	(4,556)	14	14	23,792	424	0
PIMCO Short-Term Floating NAV Portfolio	1	1,300	(1,300)	0	0	1	0	0
PIMCO Short-Term Fund	4	0	0	0	0	4	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	782	18	(758)	230	(239)	33	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	11,720	1,411	(4,165)	28	402	9,396	11	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO StocksPLUS® Absolute Return Fund	49	0	0	0	4	53	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	2,003	0	0	154	2,157	3	0
PIMCO Total Return Fund	10,199	71,209	(38,485)	122	138	43,183	111	0
PIMCO Unconstrained Bond Fund	38,087	225,610	(230,898)	(38)	744	33,505	202	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	56,998	469	(1,101)	(14)	652	57,004	69	0
Totals	$1,347,807	$571,699	$(666,724)	$1,397	$67,237	$1,321,416	$19,513	$0

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

5. PRINCIPAL RISKS

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio

(Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Underlying PIMCO Fund) may lose money if these changes are not anticipated by Fund management. The Portfolio (Underlying PIMCO Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Underlying PIMCO Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (Underlying PIMCO Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (Underlying PIMCO Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Underlying PIMCO Fund), or, in the case of hedging positions, that the Portfolio’s (Underlying PIMCO Fund’s) base currency will decline in value relative

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s (Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Portfolio (Underlying PIMCO Fund) to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

“Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2014 was $4,105,587.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

9. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$570,399	$665,425

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	148	$1,654	451	$5,162
Administrative Class	3,323	36,929	15,976	180,944
Advisor Class	1,768	19,796	7,681	88,058
Class M	444	5,008	2,661	30,291
Issued as reinvestment of distributions
Institutional Class	16	182	50	549
Administrative Class	1,312	14,608	3,702	40,444
Advisor Class	592	6,658	1,842	20,303
Class M	137	1,553	425	4,704
Cost of shares redeemed
Institutional Class	(164)	(1,810)	(650)	(7,323)
Administrative Class	(8,069)	(89,302)	(16,808)	(186,192)
Advisor Class	(5,670)	(63,059)	(14,173)	(158,225)
Class M	(1,863)	(21,015)	(2,512)	(28,359)
Net increase (decrease) resulting from Portfolio share transactions	(8,026)	$(88,798)	(1,355)	$(9,644)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 62% of the Portfolio. One shareholder is a related party to the portfolio and comprises 45% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,245,150	$86,316	$(9,051)	$77,265

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

22	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
SSB	State Street Bank and Trust Co.

Currency Abbreviations:
USD (or $)	United States Dollar

SEMIANNUAL REPORT	JUNE 30, 2014	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT05SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO All Asset Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, call risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if an Underlying PIMCO Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

PIMCO Income Fund	10.1%
PIMCO Emerging Local Bond Fund	7.4%
PIMCO Emerging Markets Currency Fund	7.2%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	6.8%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	6.6%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6.5%
Other	55.4%
†	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (01/31/2006)
PIMCO All Asset Portfolio Institutional Class	6.79%	10.84%	9.72%	6.12%
Barclays U.S. TIPS: 1-10 Year Index±	4.00%	3.59%	4.45%	4.61%
Consumer Price Index + 500 Basis Points±±	3.76%	7.08%	7.05%	7.12%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.185% for Institutional Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,067.90	$1,023.48
Expenses Paid During Period†	$1.36	$1.33
Net Annualized Expense Ratio††	0.265%	0.265%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 6 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, the “Underlying PIMCO Funds”). The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. The Portfolio will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Portfolio may invest in Underlying PIMCO Funds at the discretion of PIMCO and without shareholder approval.

»

Exposure to international and emerging market equities, primarily through the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive performance during the reporting period.

»

Allocations to credit strategies, primarily through the PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, and PIMCO Income Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Exposure to emerging market bond strategies, primarily through the PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, and PIMCO Emerging Markets Currency Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommoditiesPLUS® Strategy Fund and the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Allocations to real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Underlying PIMCO Fund posted positive performance during the reporting period.

»

Allocations to alternative strategies, achieved through the PIMCO Credit Absolute Return Fund, PIMCO Unconstrained Bond Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»	There were no material detractors from performance during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$10.98		$11.48	$10.52	$11.06	$10.50	$9.23
Net investment income (a)	0.15		0.50	0.77	0.79	0.97	1.15
Net realized/unrealized gain (loss)	0.59		(0.46)	0.80	(0.56)	0.39	0.83
Total income from investment operations	0.74		0.04	1.57	0.23	1.36	1.98
Dividends from net investment income	(0.21)		(0.54)	(0.61)	(0.77)	(0.80)	(0.71)
Total distributions	(0.21)		(0.54)	(0.61)	(0.77)	(0.80)	(0.71)
Net asset value end of year or period	$11.51		$10.98	$11.48	$10.52	$11.06	$10.50
Total return	6.79%		0.43%	15.11%	2.08%	13.31%	21.73%
Net assets end of year or period (000s)	$10,566		$10,082	$12,252	$5,432	$3,390	$2,097
Ratio of expenses to average net assets	0.265	%*	0.295%	0.345%	0.355%	0.395%	0.435%
Ratio of expenses to average net assets excluding waivers	0.425	%*	0.425%	0.425%	0.425%	0.425%	0.435%
Ratio of expenses to average net assets excluding interest expense	0.265	%*	0.295%	0.345%	0.355%	0.395%	0.435%
Ratio of expenses to average net assets excluding interest expense and waivers	0.425	%*	0.425%	0.425%	0.425%	0.425%	0.435%
Ratio of net investment income to average net assets	2.76	%*	4.39%	6.86%	7.12%	8.83%	11.31%
Portfolio turnover rate	43	%**	61%**	26%**	55%**	99%**	126%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$999
Investments in Affiliates	1,321,416
Receivable for investments in Affiliates sold	25,445
Receivable for Portfolio shares sold	293
Dividends receivable from Affiliates	2,745
Reimbursement receivable from PIMCO	147
1,351,045

Liabilities:
Payable for investments in Affiliates purchased	$29,182
Payable for Portfolio shares redeemed	1,287
Accrued investment advisory fees	184
Accrued supervisory and administrative fees	263
Accrued distribution fees	112
Accrued servicing fees	99
31,127

Net Assets	$1,319,918

Net Assets Consist of:
Paid in capital	$1,401,343
Undistributed net investment income	4,982
Accumulated net realized (loss)	(174,409)
Net unrealized appreciation	88,002
$1,319,918

Net Assets:
Institutional Class	$10,566
Administrative Class	825,443
Advisor Class	388,082
Class M	95,827

Shares Issued and Outstanding:
Institutional Class	918
Administrative Class	72,368
Advisor Class	33,704
Class M	8,273

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.51
Administrative Class	11.41
Advisor Class	11.51
Class M	11.58

Cost of Investments in Securities	$999
Cost of Investments in Affiliates	$1,233,414

* Includes repurchase agreements of:	$999

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Dividends from Investments in Affiliates	$19,513
Total Income	19,513

Expenses:
Investment advisory fees	1,133
Supervisory and administrative fees	1,619
Servicing fees - Administrative Class	603
Distribution and/or servicing fees - Advisor Class	479
Distribution and/or servicing fees - Class M	221
Total Expenses	4,055
Waiver and/or Reimbursement by PIMCO	(1,038)
Net Expenses	3,017

Net Investment Income	16,496

Net Realized Gain:
Investments in Affiliates	1,397
Net Realized Gain	1,397

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	67,237
Net Change in Unrealized Appreciation	67,237
Net Gain	68,634

Net Increase in Net Assets Resulting from Operations	$85,130

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$16,496	$64,354
Net realized gain (loss)	1,397	(2,784)
Net change in unrealized appreciation (depreciation)	67,237	(63,248)
Net increase (decrease) resulting from operations	85,130	(1,678)

Distributions to Shareholders:
From net investment income
Institutional Class	(182)	(549)
Administrative Class	(14,608)	(40,444)
Advisor Class	(6,658)	(20,303)
Class M	(1,553)	(4,704)

Total Distributions	(23,001)	(66,000)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(88,798)	(9,644)

Total (Decrease) in Net Assets	(26,669)	(77,322)

Net Assets:
Beginning of period	1,346,587	1,423,909
End of period*	$1,319,918	$1,346,587

* Including undistributed net investment income of:	$4,982	$11,487

**	See Note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2014 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		$999

Total Short-Term Instruments (Cost $999)		999

Total Investments in Securities (Cost $999)		999

	SHARES
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.8%
PIMCO CommoditiesPLUS® Strategy Fund	2,551,690	29,549
PIMCO CommodityRealReturn Strategy Fund®	5,351,095	32,374
PIMCO Credit Absolute Return Fund	3,467,169	37,341
PIMCO Diversified Income Fund	3,597,077	43,057
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	8,106,810	85,689
PIMCO Emerging Local Bond Fund	10,066,873	97,649
PIMCO Emerging Markets Bond Fund	4,585,110	51,995
PIMCO Emerging Markets Corporate Bond Fund	1,632,915	19,154
PIMCO Emerging Markets Currency Fund	9,144,477	95,011
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	8,350,170	89,931
PIMCO EqS Pathfinder Fund®	1,685,771	21,966
PIMCO EqS® Dividend Fund	6,097	78
PIMCO EqS® Long/Short Fund	544,578	6,491
PIMCO Floating Income Fund	2,596,078	23,339
PIMCO Foreign Bond Fund (Unhedged)	243,922	2,600
PIMCO Fundamental Advantage Absolute Return Strategy Fund	8,995,237	35,171
PIMCO Fundamental IndexPLUS® AR Fund	7,038	52
PIMCO Global Advantage® Strategy Bond Fund	1,140,469	13,218
PIMCO High Yield Fund	1,360,848	13,296
PIMCO High Yield Spectrum Fund	4,222,036	47,034
PIMCO Income Fund	10,511,190	133,597
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	2,460,235	31,885
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	10,652	86
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	2,657	19
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	7,994,313	87,458
PIMCO Investment Grade Corporate Bond Fund	31,932	342
PIMCO Long Duration Total Return Fund	217,074	2,499
PIMCO Long-Term Credit Fund	4,427,443	56,583
PIMCO Long-Term U.S. Government Fund	220,594	2,243
PIMCO Low Duration Fund	1,213,685	12,598
PIMCO Low Volatility RAFI®-PLUS AR Fund	431,930	4,669
PIMCO Mortgage Opportunities Fund	684,652	7,620
PIMCO Real Return Asset Fund	990,901	8,423
PIMCO Real Return Fund	156,057	1,812
PIMCO RealEstateRealReturn Strategy Fund	11,183,031	53,790
PIMCO Senior Floating Rate Fund	2,321,138	23,792
PIMCO Short-Term Fund	444	4
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,197	33
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	746,915	9,396
PIMCO StocksPLUS® Absolute Return Fund	4,845	53
PIMCO StocksPLUS® Fund	33	0
PIMCO Total Return Fund	3,936,473	43,183
PIMCO TRENDS Managed Futures Strategy Fund	200,265	2,157
PIMCO Unconstrained Bond Fund	2,962,452	33,505
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,711,784	57,004

Total Mutual Funds (Cost $1,229,689)		1,317,746

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	20,000	$1,020
PIMCO Low Duration Exchange-Traded Fund	26,137	2,649

Total Exchange-Traded Funds (Cost $3,724)		3,669

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	73	1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Affiliates (Cost $1,233,414)		1,321,416

Total Investments 100.2% (Cost $1,234,413)		$1,322,415

Other Assets and Liabilities, net (0.2%)		(2,497)

Net Assets 100.0%		$1,319,918

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$999	Freddie Mac 2.000% due 01/30/2023	$(1,021)	$999	$999

Total Repurchase Agreements						$(1,021)	$999	$999

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$999	$0	$0	$0	$999	$(1,021)		$(22)

Total Borrowings and Other Financing Transactions	$999	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 5, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$999	$0	$999

Investments in Affiliates, at Value
Mutual Funds	1,317,746	0	0	1,317,746
Exchange-Traded Funds	3,669	0	0	3,669

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1	$0	$0	$1
	$1,321,416	$0	$0	$1,321,416

Total Investments	$1,321,416	$999	$0	$1,322,415

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® AR, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR Strategy, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO EqS® Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective

SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements (Cont.)

Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$25,966	$1,505	$0	$0	$2,078	$29,549	$253	$0
PIMCO CommodityRealReturn Strategy Fund®	33,166	1,463	(5,319)	(57)	3,121	32,374	0	0

SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Credit Absolute Return Fund	$38,085	$248	$(1,970)	$28	$950	$37,341	$249	$0
PIMCO Diversified Income Fund	46,759	1,136	(6,723)	12	1,873	43,057	1,136	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	160,440	2,872	(81,571)	(8,106)	12,054	85,689	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	240	82,128	(149)	0	7,712	89,931	254	0
PIMCO Emerging Local Bond Fund	99,717	3,265	(8,856)	(1,480)	5,003	97,649	2,292	0
PIMCO Emerging Markets Bond Fund	53,875	1,343	(6,243)	(507)	3,527	51,995	1,343	0
PIMCO Emerging Markets Corporate Bond Fund	18,305	1,384	(1,287)	(45)	797	19,154	384	0
PIMCO Emerging Markets Currency Fund	99,347	703	(7,461)	(486)	2,908	95,011	703	0
PIMCO EqS Pathfinder Fund®	48,729	0	(28,699)	2,193	(257)	21,966	0	0
PIMCO EqS® Dividend Fund	3,482	37	(3,476)	609	(574)	78	37	0
PIMCO EqS® Long/Short Fund	6,417	125	(38)	(1)	(12)	6,491	0	0
PIMCO Floating Income Fund	27,422	586	(5,090)	23	398	23,339	590	0
PIMCO Foreign Bond Fund (Unhedged)	539	2,551	(500)	(20)	30	2,600	2	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	33,733	3,877	(1,958)	(101)	(380)	35,171	1,231	0
PIMCO Fundamental IndexPLUS® AR Fund	471	22	(450)	115	(106)	52	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	953	0	0	0	67	1,020	7	0
PIMCO Global Advantage® Strategy Bond Fund	13,512	175	(1,108)	7	632	13,218	176	0
PIMCO High Yield Fund	54,641	1,485	(43,723)	3,440	(2,547)	13,296	1,484	0
PIMCO High Yield Spectrum Fund	69,542	2,029	(25,817)	744	536	47,034	2,029	0
PIMCO Income Fund	137,452	7,589	(16,316)	103	4,769	133,597	3,589	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	95,420	1,159	(68,808)	4,316	(202)	31,885	229	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,978	6	(5,861)	857	(894)	86	6	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,548	0	(1,515)	291	(305)	19	0	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	240	82,783	(900)	30	5,305	87,458	35	0
PIMCO Investment Grade Corporate Bond Fund	374	209	(252)	26	(15)	342	4	0
PIMCO Long Duration Total Return Fund	796	2,276	(625)	10	42	2,499	10	0
PIMCO Long-Term Credit Fund	51,826	1,459	(1,750)	(121)	5,169	56,583	1,459	0
PIMCO Long-Term U.S. Government Fund	517	2,059	(376)	(30)	73	2,243	6	0
PIMCO Low Duration Exchange-Traded Fund	0	2,648	0	0	1	2,649	2	0
PIMCO Low Duration Fund	10,223	52,771	(50,438)	66	(24)	12,598	72	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	240	4,143	0	0	286	4,669	13	0
PIMCO Mortgage Opportunities Fund	7,380	149	(37)	0	128	7,620	149	0
PIMCO Real Return Asset Fund	6,692	1,733	(660)	(15)	673	8,423	84	0
PIMCO Real Return Fund	13	1,798	0	0	1	1,812	0	0
PIMCO RealEstateRealReturn Strategy Fund	48,705	865	(7,485)	(846)	12,551	53,790	865	0
PIMCO Senior Floating Rate Fund	27,222	1,098	(4,556)	14	14	23,792	424	0
PIMCO Short-Term Floating NAV Portfolio	1	1,300	(1,300)	0	0	1	0	0
PIMCO Short-Term Fund	4	0	0	0	0	4	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	782	18	(758)	230	(239)	33	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	11,720	1,411	(4,165)	28	402	9,396	11	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO StocksPLUS® Absolute Return Fund	49	0	0	0	4	53	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	2,003	0	0	154	2,157	3	0
PIMCO Total Return Fund	10,199	71,209	(38,485)	122	138	43,183	111	0
PIMCO Unconstrained Bond Fund	38,087	225,610	(230,898)	(38)	744	33,505	202	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	56,998	469	(1,101)	(14)	652	57,004	69	0
Totals	$1,347,807	$571,699	$(666,724)	$1,397	$67,237	$1,321,416	$19,513	$0

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

5. PRINCIPAL RISKS

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio

(Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Underlying PIMCO Fund) may lose money if these changes are not anticipated by Fund management. The Portfolio (Underlying PIMCO Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Underlying PIMCO Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (Underlying PIMCO Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (Underlying PIMCO Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Underlying PIMCO Fund), or, in the case of hedging positions, that the Portfolio’s (Underlying PIMCO Fund’s) base currency will decline in value relative

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s (Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Portfolio (Underlying PIMCO Fund) to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

“Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2014 was $4,105,587.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

9. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$570,399	$665,425

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	148	$1,654	451	$5,162
Administrative Class	3,323	36,929	15,976	180,944
Advisor Class	1,768	19,796	7,681	88,058
Class M	444	5,008	2,661	30,291
Issued as reinvestment of distributions
Institutional Class	16	182	50	549
Administrative Class	1,312	14,608	3,702	40,444
Advisor Class	592	6,658	1,842	20,303
Class M	137	1,553	425	4,704
Cost of shares redeemed
Institutional Class	(164)	(1,810)	(650)	(7,323)
Administrative Class	(8,069)	(89,302)	(16,808)	(186,192)
Advisor Class	(5,670)	(63,059)	(14,173)	(158,225)
Class M	(1,863)	(21,015)	(2,512)	(28,359)
Net increase (decrease) resulting from Portfolio share transactions	(8,026)	$(88,798)	(1,355)	$(9,644)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 62% of the Portfolio. One shareholder is a related party to the portfolio and comprises 45% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,245,150	$86,316	$(9,051)	$77,265

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

22	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
SSB	State Street Bank and Trust Co.

Currency Abbreviations:
USD (or $)	United States Dollar

SEMIANNUAL REPORT	JUNE 30, 2014	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT06SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO All Asset Portfolio

Share Class

■	M

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, call risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if an Underlying PIMCO Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Class M commenced operations.

Allocation Breakdown†

PIMCO Income Fund	10.1%
PIMCO Emerging Local Bond Fund	7.4%
PIMCO Emerging Markets Currency Fund	7.2%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	6.8%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	6.6%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6.5%
Other	55.4%
†	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/2004)
PIMCO All Asset Portfolio Class M	6.60%	10.36%	9.24%	6.39%	6.61%
Barclays U.S. TIPS: 1-10 Year Index±	4.00%	3.59%	4.45%	4.57%	4.61%
Consumer Price Index + 500 Basis Points±±	3.76%	7.08%	7.05%	7.32%	7.36%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.635% for Class M shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,066.00	$1,021.25
Expenses Paid During Period†	$3.66	$3.58
Net Annualized Expense Ratio††	0.715%	0.715%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 6 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, the “Underlying PIMCO Funds”). The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. The Portfolio will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Portfolio may invest in Underlying PIMCO Funds at the discretion of PIMCO and without shareholder approval.

»

Exposure to international and emerging market equities, primarily through the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive performance during the reporting period.

»

Allocations to credit strategies, primarily through the PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, and PIMCO Income Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Exposure to emerging market bond strategies, primarily through the PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, and PIMCO Emerging Markets Currency Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommoditiesPLUS® Strategy Fund and the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Allocations to real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Underlying PIMCO Fund posted positive performance during the reporting period.

»

Allocations to alternative strategies, achieved through the PIMCO Credit Absolute Return Fund, PIMCO Unconstrained Bond Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»	There were no material detractors from performance during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Class M
Net asset value beginning of year or period	$11.04		$11.54	$10.52	$11.06	$10.51	$9.23
Net investment income (a)	0.13		0.48	0.60	0.67	0.87	0.84
Net realized/unrealized gain (loss)	0.59		(0.50)	0.92	(0.48)	0.43	1.10
Total income (loss) from investment operations	0.72		(0.02)	1.52	0.19	1.30	1.94
Dividends from net investment income	(0.18)		(0.48)	(0.50)	(0.73)	(0.75)	(0.66)
Total distributions	(0.18)		(0.48)	(0.50)	(0.73)	(0.75)	(0.66)
Net asset value end of year or period	$11.58		$11.04	$11.54	$10.52	$11.06	$10.51
Total return	6.60%		(0.10)%	14.64%	1.66%	12.71%	21.31%
Net assets end of year or period (000s)	$95,827		$105,517	$103,612	$78,108	$72,917	$55,595
Ratio of expenses to average net assets	0.715	%*	0.745%	0.795%	0.805%	0.845%	0.885%
Ratio of expenses to average net assets excluding waivers	0.875	%*	0.875%	0.875%	0.875%	0.875%	0.885%
Ratio of expenses to average net assets excluding interest expense	0.715	%*	0.745%	0.795%	0.805%	0.845%	0.885%
Ratio of expenses to average net assets excluding interest expense and waivers	0.875	%*	0.875%	0.875%	0.875%	0.875%	0.885%
Ratio of net investment income to average net assets	2.27	%*	4.24%	5.33%	6.07%	7.96%	8.41%
Portfolio turnover rate	43	%**	61%**	26%**	55%**	99%**	126%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$999
Investments in Affiliates	1,321,416
Receivable for investments in Affiliates sold	25,445
Receivable for Portfolio shares sold	293
Dividends receivable from Affiliates	2,745
Reimbursement receivable from PIMCO	147
1,351,045

Liabilities:
Payable for investments in Affiliates purchased	$29,182
Payable for Portfolio shares redeemed	1,287
Accrued investment advisory fees	184
Accrued supervisory and administrative fees	263
Accrued distribution fees	112
Accrued servicing fees	99
31,127

Net Assets	$1,319,918

Net Assets Consist of:
Paid in capital	$1,401,343
Undistributed net investment income	4,982
Accumulated net realized (loss)	(174,409)
Net unrealized appreciation	88,002
$1,319,918

Net Assets:
Institutional Class	$10,566
Administrative Class	825,443
Advisor Class	388,082
Class M	95,827

Shares Issued and Outstanding:
Institutional Class	918
Administrative Class	72,368
Advisor Class	33,704
Class M	8,273

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.51
Administrative Class	11.41
Advisor Class	11.51
Class M	11.58

Cost of Investments in Securities	$999
Cost of Investments in Affiliates	$1,233,414

* Includes repurchase agreements of:	$999

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Dividends from Investments in Affiliates	$19,513
Total Income	19,513

Expenses:
Investment advisory fees	1,133
Supervisory and administrative fees	1,619
Servicing fees - Administrative Class	603
Distribution and/or servicing fees - Advisor Class	479
Distribution and/or servicing fees - Class M	221
Total Expenses	4,055
Waiver and/or Reimbursement by PIMCO	(1,038)
Net Expenses	3,017

Net Investment Income	16,496

Net Realized Gain:
Investments in Affiliates	1,397
Net Realized Gain	1,397

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	67,237
Net Change in Unrealized Appreciation	67,237
Net Gain	68,634

Net Increase in Net Assets Resulting from Operations	$85,130

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$16,496	$64,354
Net realized gain (loss)	1,397	(2,784)
Net change in unrealized appreciation (depreciation)	67,237	(63,248)
Net increase (decrease) resulting from operations	85,130	(1,678)

Distributions to Shareholders:
From net investment income
Institutional Class	(182)	(549)
Administrative Class	(14,608)	(40,444)
Advisor Class	(6,658)	(20,303)
Class M	(1,553)	(4,704)

Total Distributions	(23,001)	(66,000)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(88,798)	(9,644)

Total (Decrease) in Net Assets	(26,669)	(77,322)

Net Assets:
Beginning of period	1,346,587	1,423,909
End of period*	$1,319,918	$1,346,587

* Including undistributed net investment income of:	$4,982	$11,487

**	See Note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2014 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		$999

Total Short-Term Instruments (Cost $999)		999

Total Investments in Securities (Cost $999)		999

	SHARES
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.8%
PIMCO CommoditiesPLUS® Strategy Fund	2,551,690	29,549
PIMCO CommodityRealReturn Strategy Fund®	5,351,095	32,374
PIMCO Credit Absolute Return Fund	3,467,169	37,341
PIMCO Diversified Income Fund	3,597,077	43,057
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	8,106,810	85,689
PIMCO Emerging Local Bond Fund	10,066,873	97,649
PIMCO Emerging Markets Bond Fund	4,585,110	51,995
PIMCO Emerging Markets Corporate Bond Fund	1,632,915	19,154
PIMCO Emerging Markets Currency Fund	9,144,477	95,011
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	8,350,170	89,931
PIMCO EqS Pathfinder Fund®	1,685,771	21,966
PIMCO EqS® Dividend Fund	6,097	78
PIMCO EqS® Long/Short Fund	544,578	6,491
PIMCO Floating Income Fund	2,596,078	23,339
PIMCO Foreign Bond Fund (Unhedged)	243,922	2,600
PIMCO Fundamental Advantage Absolute Return Strategy Fund	8,995,237	35,171
PIMCO Fundamental IndexPLUS® AR Fund	7,038	52
PIMCO Global Advantage® Strategy Bond Fund	1,140,469	13,218
PIMCO High Yield Fund	1,360,848	13,296
PIMCO High Yield Spectrum Fund	4,222,036	47,034
PIMCO Income Fund	10,511,190	133,597
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	2,460,235	31,885
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	10,652	86
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	2,657	19
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	7,994,313	87,458
PIMCO Investment Grade Corporate Bond Fund	31,932	342
PIMCO Long Duration Total Return Fund	217,074	2,499
PIMCO Long-Term Credit Fund	4,427,443	56,583
PIMCO Long-Term U.S. Government Fund	220,594	2,243
PIMCO Low Duration Fund	1,213,685	12,598
PIMCO Low Volatility RAFI®-PLUS AR Fund	431,930	4,669
PIMCO Mortgage Opportunities Fund	684,652	7,620
PIMCO Real Return Asset Fund	990,901	8,423
PIMCO Real Return Fund	156,057	1,812
PIMCO RealEstateRealReturn Strategy Fund	11,183,031	53,790
PIMCO Senior Floating Rate Fund	2,321,138	23,792
PIMCO Short-Term Fund	444	4
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,197	33
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	746,915	9,396
PIMCO StocksPLUS® Absolute Return Fund	4,845	53
PIMCO StocksPLUS® Fund	33	0
PIMCO Total Return Fund	3,936,473	43,183
PIMCO TRENDS Managed Futures Strategy Fund	200,265	2,157
PIMCO Unconstrained Bond Fund	2,962,452	33,505
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,711,784	57,004

Total Mutual Funds (Cost $1,229,689)		1,317,746

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	20,000	$1,020
PIMCO Low Duration Exchange-Traded Fund	26,137	2,649

Total Exchange-Traded Funds (Cost $3,724)		3,669

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	73	1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Affiliates (Cost $1,233,414)		1,321,416

Total Investments 100.2% (Cost $1,234,413)		$1,322,415

Other Assets and Liabilities, net (0.2%)		(2,497)

Net Assets 100.0%		$1,319,918

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$999	Freddie Mac 2.000% due 01/30/2023	$(1,021)	$999	$999

Total Repurchase Agreements						$(1,021)	$999	$999

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$999	$0	$0	$0	$999	$(1,021)		$(22)

Total Borrowings and Other Financing Transactions	$999	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 5, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$999	$0	$999

Investments in Affiliates, at Value
Mutual Funds	1,317,746	0	0	1,317,746
Exchange-Traded Funds	3,669	0	0	3,669

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1	$0	$0	$1
	$1,321,416	$0	$0	$1,321,416

Total Investments	$1,321,416	$999	$0	$1,322,415

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Class M of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® AR, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR Strategy, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO EqS® Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective

SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements (Cont.)

Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing

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recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$25,966	$1,505	$0	$0	$2,078	$29,549	$253	$0
PIMCO CommodityRealReturn Strategy Fund®	33,166	1,463	(5,319)	(57)	3,121	32,374	0	0

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Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Credit Absolute Return Fund	$38,085	$248	$(1,970)	$28	$950	$37,341	$249	$0
PIMCO Diversified Income Fund	46,759	1,136	(6,723)	12	1,873	43,057	1,136	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	160,440	2,872	(81,571)	(8,106)	12,054	85,689	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	240	82,128	(149)	0	7,712	89,931	254	0
PIMCO Emerging Local Bond Fund	99,717	3,265	(8,856)	(1,480)	5,003	97,649	2,292	0
PIMCO Emerging Markets Bond Fund	53,875	1,343	(6,243)	(507)	3,527	51,995	1,343	0
PIMCO Emerging Markets Corporate Bond Fund	18,305	1,384	(1,287)	(45)	797	19,154	384	0
PIMCO Emerging Markets Currency Fund	99,347	703	(7,461)	(486)	2,908	95,011	703	0
PIMCO EqS Pathfinder Fund®	48,729	0	(28,699)	2,193	(257)	21,966	0	0
PIMCO EqS® Dividend Fund	3,482	37	(3,476)	609	(574)	78	37	0
PIMCO EqS® Long/Short Fund	6,417	125	(38)	(1)	(12)	6,491	0	0
PIMCO Floating Income Fund	27,422	586	(5,090)	23	398	23,339	590	0
PIMCO Foreign Bond Fund (Unhedged)	539	2,551	(500)	(20)	30	2,600	2	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	33,733	3,877	(1,958)	(101)	(380)	35,171	1,231	0
PIMCO Fundamental IndexPLUS® AR Fund	471	22	(450)	115	(106)	52	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	953	0	0	0	67	1,020	7	0
PIMCO Global Advantage® Strategy Bond Fund	13,512	175	(1,108)	7	632	13,218	176	0
PIMCO High Yield Fund	54,641	1,485	(43,723)	3,440	(2,547)	13,296	1,484	0
PIMCO High Yield Spectrum Fund	69,542	2,029	(25,817)	744	536	47,034	2,029	0
PIMCO Income Fund	137,452	7,589	(16,316)	103	4,769	133,597	3,589	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	95,420	1,159	(68,808)	4,316	(202)	31,885	229	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,978	6	(5,861)	857	(894)	86	6	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,548	0	(1,515)	291	(305)	19	0	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	240	82,783	(900)	30	5,305	87,458	35	0
PIMCO Investment Grade Corporate Bond Fund	374	209	(252)	26	(15)	342	4	0
PIMCO Long Duration Total Return Fund	796	2,276	(625)	10	42	2,499	10	0
PIMCO Long-Term Credit Fund	51,826	1,459	(1,750)	(121)	5,169	56,583	1,459	0
PIMCO Long-Term U.S. Government Fund	517	2,059	(376)	(30)	73	2,243	6	0
PIMCO Low Duration Exchange-Traded Fund	0	2,648	0	0	1	2,649	2	0
PIMCO Low Duration Fund	10,223	52,771	(50,438)	66	(24)	12,598	72	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	240	4,143	0	0	286	4,669	13	0
PIMCO Mortgage Opportunities Fund	7,380	149	(37)	0	128	7,620	149	0
PIMCO Real Return Asset Fund	6,692	1,733	(660)	(15)	673	8,423	84	0
PIMCO Real Return Fund	13	1,798	0	0	1	1,812	0	0
PIMCO RealEstateRealReturn Strategy Fund	48,705	865	(7,485)	(846)	12,551	53,790	865	0
PIMCO Senior Floating Rate Fund	27,222	1,098	(4,556)	14	14	23,792	424	0
PIMCO Short-Term Floating NAV Portfolio	1	1,300	(1,300)	0	0	1	0	0
PIMCO Short-Term Fund	4	0	0	0	0	4	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	782	18	(758)	230	(239)	33	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	11,720	1,411	(4,165)	28	402	9,396	11	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO StocksPLUS® Absolute Return Fund	49	0	0	0	4	53	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	2,003	0	0	154	2,157	3	0
PIMCO Total Return Fund	10,199	71,209	(38,485)	122	138	43,183	111	0
PIMCO Unconstrained Bond Fund	38,087	225,610	(230,898)	(38)	744	33,505	202	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	56,998	469	(1,101)	(14)	652	57,004	69	0
Totals	$1,347,807	$571,699	$(666,724)	$1,397	$67,237	$1,321,416	$19,513	$0

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5. PRINCIPAL RISKS

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio

(Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Underlying PIMCO Fund) may lose money if these changes are not anticipated by Fund management. The Portfolio (Underlying PIMCO Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Underlying PIMCO Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (Underlying PIMCO Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (Underlying PIMCO Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Underlying PIMCO Fund), or, in the case of hedging positions, that the Portfolio’s (Underlying PIMCO Fund’s) base currency will decline in value relative

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Notes to Financial Statements (Cont.)

to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s (Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Portfolio (Underlying PIMCO Fund) to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which

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typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the

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Notes to Financial Statements (Cont.)

“Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2014 was $4,105,587.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

9. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$570,399	$665,425

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	148	$1,654	451	$5,162
Administrative Class	3,323	36,929	15,976	180,944
Advisor Class	1,768	19,796	7,681	88,058
Class M	444	5,008	2,661	30,291
Issued as reinvestment of distributions
Institutional Class	16	182	50	549
Administrative Class	1,312	14,608	3,702	40,444
Advisor Class	592	6,658	1,842	20,303
Class M	137	1,553	425	4,704
Cost of shares redeemed
Institutional Class	(164)	(1,810)	(650)	(7,323)
Administrative Class	(8,069)	(89,302)	(16,808)	(186,192)
Advisor Class	(5,670)	(63,059)	(14,173)	(158,225)
Class M	(1,863)	(21,015)	(2,512)	(28,359)
Net increase (decrease) resulting from Portfolio share transactions	(8,026)	$(88,798)	(1,355)	$(9,644)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 62% of the Portfolio. One shareholder is a related party to the portfolio and comprises 45% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,245,150	$86,316	$(9,051)	$77,265

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

22	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
SSB	State Street Bank and Trust Co.

Currency Abbreviations:
USD (or $)	United States Dollar

SEMIANNUAL REPORT	JUNE 30, 2014	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT07SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

4	PIMCO VARIABLE INSURANCE TRUST

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

SEMIANNUAL REPORT	JUNE 30, 2014	5

Important Information About the Portfolio

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	59.7%
Short-Term Instruments‡	20.9%
Sovereign Issues	6.8%
Corporate Bonds & Notes	5.0%
Mortgage-Backed Securities	3.2%
Other	4.4%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (06/30/2004)
PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	10.04%	11.15%	6.78%	3.21%	3.21%
Bloomberg Commodity Index Total Return±	7.08%	8.21%	1.99%	0.87%	0.87%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.09% for Administrative Class shares.

± Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. Prior to June 30, 2014, the Bloomberg Commodity Index Total Return was named Dow Jones-UBS Commodity Index Total Return.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,100.40	$1,020.23
Expenses Paid During Period†	$4.79	$4.61
Net Annualized Expense Ratio††	0.92%	0.92%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»	Exposure to commodities, which rose during the reporting period, benefited absolute returns.

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The Fund’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral for the commodities exposure, benefited relative performance as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Bloomberg Commodity Index Total Return.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) benefited relative performance as Australian real yields fell during the reporting period.

»	An overweight to Italian real duration benefited relative performance as Italian real yields generally fell during the reporting period.

»	An underweight exposure to longer-maturity U.S. interest rates detracted from relative performance as longer-maturity nominal yields fell during the reporting period.

SEMIANNUAL REPORT	JUNE 30, 2014	7

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$5.98		$7.13	$7.20	$9.01	$8.60	$7.00
Net investment income (a)	0.06		0.03	0.14	0.13	0.11	0.24
Net realized/unrealized gain (loss)	0.54		(1.07)	0.24	(0.71)	1.72	2.59
Total income (loss) from investment operations	0.60		(1.04)	0.38	(0.58)	1.83	2.83
Dividends from net investment income	(0.01)		(0.11)	(0.20)	(1.23)	(1.27)	(0.46)
Distributions from net realized capital gains	0.00		0.00	(0.25)	0.00	(0.15)	(0.77)
Total distributions	(0.01)		(0.11)	(0.45)	(1.23)	(1.42)	(1.23)
Net asset value end of year or period	$6.57		$5.98	$7.13	$7.20	$9.01	$8.60
Total return	10.04%		(14.70)%	5.39%	(7.56)%	24.52%	41.53%
Net assets end of year or period (000s)	$514,431		$487,230	$572,477	$571,808	$576,251	$477,459
Ratio of expenses to average net assets	0.92	%*	0.97%	1.00%	0.91%	0.93%	0.98%
Ratio of expenses to average net assets excluding waivers	1.07	%*	1.09%	1.14%	1.05%	1.05%	1.11%
Ratio of expenses to average net assets excluding interest expense	0.89	%*	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets excluding interest expense and waivers	1.04	%*	1.01%	1.03%	1.03%	1.01%	1.02%
Ratio of net investment income to average net assets	1.74	%*	0.54%	1.93%	1.51%	1.32%	3.00%
Portfolio turnover rate	57	%**	57%**	77%**	523%**	536%**	742%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$861,542
Investments in Affiliates	50,939
Financial Derivative Instruments
Exchange-traded or centrally cleared	570
Over the counter	2,296
Cash	191
Deposits with counterparty	553
Foreign currency, at value	1,561
Receivable for investments sold	116,444
Receivable for Portfolio shares sold	2,490
Interest receivable	3,037
Dividends receivable from Affiliates	6
Reimbursement receivable from PIMCO	87
1,039,716

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$228,638
Payable for short sales	42,667
Financial Derivative Instruments
Exchange-traded or centrally cleared	703
Over the counter	3,125
Payable for investments purchased	72,102
Payable for investments in Affiliates purchased	6
Deposits from counterparty	10,620
Payable for Portfolio shares redeemed	703
Accrued investment advisory fees	326
Accrued supervisory and administrative fees	160
Accrued distribution fees	32
Accrued servicing fees	61
Other liabilities	17
359,160

Net Assets	$680,556

Net Assets Consist of:
Paid in capital	$633,220
Undistributed net investment income	8,744
Accumulated undistributed net realized gain	28,324
Net unrealized appreciation	10,268
$680,556

Net Assets:
Institutional Class	$2,151
Administrative Class	514,431
Advisor Class	163,974

Shares Issued and Outstanding:
Institutional Class	329
Administrative Class	78,301
Advisor Class	24,684

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$6.54
Administrative Class	6.57
Advisor Class	6.64

Cost of Investments in Securities	$851,342
Cost of Investments in Affiliates	$50,934
Cost of Foreign Currency Held	$1,544
Proceeds Received on Short Sales	$42,583
Cost or Premiums of Financial Derivative Instruments, net	$(476)

* Includes repurchase agreements of:	$1,481

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest, net of foreign taxes*	$8,800
Dividends from Investments in Affiliates	35
Miscellaneous income	1
Total Income	8,836

Expenses:
Investment advisory fees	1,970
Supervisory and administrative fees	969
Servicing fees - Administrative Class	378
Distribution and/or servicing fees - Advisor Class	190
Trustee fees	3
Interest expense	102
Total Expenses	3,612
Waiver and/or Reimbursement by PIMCO	(503)
Net Expenses	3,109

Net Investment Income	5,727

Net Realized Gain (Loss):
Investments in securities	(803)
Exchange-traded or centrally cleared financial derivative instruments	(2,637)
Over the counter financial derivative instruments	46,510
Foreign currency	(32)
Net Realized Gain	43,038

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	12,783
Investments in Affiliates	22
Exchange-traded or centrally cleared financial derivative instruments	(1,605)
Over the counter financial derivative instruments	2,328
Foreign currency assets and liabilities	18
Net Change in Unrealized Appreciation	13,546
Net Gain	56,584

Net Increase in Net Assets Resulting from Operations	$62,311

* Foreign tax withholdings	$1

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,727	$3,507
Net realized gain (loss)	43,038	(81,990)
Net change in unrealized appreciation (depreciation)	13,546	(28,320)
Net increase (decrease) resulting from operations	62,311	(106,803)

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(8)
Administrative Class	(814)	(9,149)
Advisor Class	(182)	(2,343)

Total Distributions	(1,000)	(11,500)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(10,912)	27,236

Total Increase (Decrease) in Net Assets	50,399	(91,067)

Net Assets:
Beginning of period	630,157	721,224
End of period*	$680,556	$630,157

* Including undistributed net investment income of:	$8,744	$4,017

**	See Note 13 in the Notes to Financial Statements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO CommodityRealReturn® Strategy Portfolio

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$62,311

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(402,158)
Proceeds from sales of long-term securities	395,594
Proceeds from sales of short-term portfolio investments, net	183,279
Decrease in deposits with counterparty	1,226
(Increase) in receivable for investments sold	(51,449)
(Increase) in interest and dividends receivable	(233)
(Increase) in exchange-traded or centrally cleared derivatives	(3,738)
Decrease in over the counter derivatives	46,265
(Increase) in reimbursement receivable from PIMCO	(29)
Increase in payable for investments purchased	69,518
Increase in deposits from counterparty	4,191
Increase in accrued investment advisory fees	20
Increase in accrued supervisory and administrative fees	9
Increase in accrued distribution fee	2
Proceeds from short sales transactions, net	35,130
Payments on currency transactions	(6)
Increase in other liabilities	1
Net Realized (Gain) Loss
Investments in securities	803
Exchange-traded or centrally cleared financial derivative instruments	2,637
Over the counter financial derivative instruments	(46,510)
Foreign currency	32
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(12,783)
Investments in Affiliates	(22)
Exchange-traded or centrally cleared financial derivative instruments	1,605
Over the counter financial derivative instruments	(2,328)
Foreign currency assets and liabilities	(18)
Net amortization (accretion) on investments	3,424
Net cash provided by operating activities	286,773

Cash flows (used for) financing activities:
Proceeds from shares sold	72,238
Payments on shares redeemed	(75,872)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	33,471
Payments on reverse repurchase agreements	(33,471)
Proceeds from sale-buyback transactions	1,042,477
Payments on sale-buyback transactions	(1,325,031)
Net cash (used for) financing activities	(286,188)

Net Increase in Cash and Foreign Currency	585

Cash and Foreign Currency:
Beginning of period	1,167
End of period	$1,752

* Reinvestment of dividends	$1,000

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.6%

CORPORATE BONDS & NOTES 6.7%

BANKING & FINANCE 4.1%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$730	$737
ANZ New Zealand International Ltd.
0.666% due 08/19/2014		1,000	1,001
Bankia S.A.
0.532% due 01/25/2016	EUR	200	271
3.500% due 12/14/2015		1,600	2,281
3.500% due 01/17/2019		700	1,019
BNP Paribas S.A.
0.533% due 11/07/2015		$4,900	4,900
BPCE S.A.
0.796% due 11/18/2016		2,800	2,808
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	600	842
2.875% due 05/19/2016		1,400	1,966
Citigroup, Inc.
0.745% due 05/01/2017		$6,800	6,799
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	1,400	2,477
Depfa ACS Bank
3.875% due 11/14/2016	EUR	100	148
Eksportfinans ASA
2.375% due 05/25/2016		$800	802
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		100	99
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		200	202
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,506

			27,858

INDUSTRIALS 0.6%
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		1,200	1,203
Cardinal Health, Inc.
6.000% due 06/15/2017		400	450
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	1,044
RPM International, Inc.
6.500% due 02/15/2018		$1,000	1,145
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		100	108

			3,950

UTILITIES 2.0%
AT&T, Inc.
0.654% due 03/30/2017		6,400	6,417
BellSouth Corp.
4.182% due 04/26/2021		6,500	6,688
Electricite de France
0.688% due 01/20/2017		400	402
1.150% due 01/20/2017		100	100
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		400	375
Rosneft Finance S.A.
6.625% due 03/20/2017		100	110

			14,092

Total Corporate Bonds & Notes (Cost $45,538)			45,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.502% due 05/25/2042	$8	$8
0.832% due 02/25/2041	1,064	1,078
1.324% due 10/01/2044	9	9
2.269% due 05/25/2035	73	75
2.485% due 11/01/2034	54	58
4.918% due 07/01/2035	40	41
5.208% due 11/01/2035	61	64
5.290% due 01/01/2036	208	224
Freddie Mac
0.382% due 02/15/2019	233	233
0.412% due 08/25/2031	2	2
0.602% due 08/15/2033 - 09/15/2042	3,234	3,237
1.319% due 02/25/2045	106	108
2.094% due 07/01/2036 †	270	287
2.138% due 09/01/2036 †	286	301
2.241% due 10/01/2036 †	162	171
2.370% due 01/01/2034	9	10
2.500% due 10/02/2019 (f)	3,700	3,718
Ginnie Mae
0.453% due 03/20/2037	1,309	1,311
NCUA Guaranteed Notes
0.602% due 10/07/2020	769	773
0.712% due 12/08/2020	1,294	1,303
Small Business Administration
5.510% due 11/01/2027	452	503

Total U.S. Government Agencies (Cost $13,401)		13,514

U.S. TREASURY OBLIGATIONS 80.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)(h)	79,387	81,505
0.125% due 04/15/2017	5,427	5,616
0.125% due 04/15/2018 (d)	79,160	81,782
0.125% due 04/15/2019	4,552	4,687
0.500% due 04/15/2015 (f)(h)	24,064	24,423
0.625% due 07/15/2021	68,079	71,717
0.625% due 01/15/2024	11,886	12,312
1.125% due 01/15/2021 (d)	12,411	13,446
1.250% due 07/15/2020 (d)	46,101	50,537
1.375% due 01/15/2020	6,089	6,680
1.375% due 02/15/2044	4,272	4,690
1.625% due 01/15/2015 (f)(h)	20,608	20,955
1.875% due 07/15/2019 (d)(f)	26,618	29,966
2.000% due 07/15/2014 (f)(h)	9,809	9,832
2.000% due 01/15/2016	14,033	14,802
2.000% due 01/15/2016 (f)†	13,138	13,857
2.125% due 01/15/2019	2,319	2,612
2.375% due 01/15/2017 †	21,393	23,412
2.625% due 07/15/2017 (d)†	59,408	66,525
3.875% due 04/15/2029 †	144	211
U.S. Treasury Notes
0.109% due 04/30/2016 †	3,000	3,001
0.250% due 01/31/2015 †	2,100	2,102

Total U.S. Treasury Obligations (Cost $540,553)		544,670

MORTGAGE-BACKED SECURITIES 4.3%
American General Mortgage Loan Trust
5.150% due 03/25/2058	92	92
Banc of America Mortgage Trust
2.628% due 06/25/2035	193	185
4.682% due 11/25/2034	102	99
Banc of America Re-REMIC Trust
5.679% due 06/24/2050	286	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
5.208% due 03/26/2037		$517	$512
5.250% due 08/26/2037		1,419	1,487
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		37	38
2.528% due 03/25/2035		30	31
2.580% due 03/25/2035		121	123
2.684% due 03/25/2035		140	138
2.710% due 01/25/2035		477	474
2.881% due 01/25/2035		484	489
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		78	79
2.280% due 09/25/2035		87	88
2.500% due 10/25/2035		738	731
2.764% due 09/25/2037 ^		684	581
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		2,406	2,123
0.348% due 12/20/2046		2,125	1,644
6.000% due 02/25/2037 ^		306	242
Countrywide Home Loan Mortgage Pass-Through Trust
2.521% due 11/19/2033		6	6
2.747% due 08/25/2034		55	49
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		305	333
5.467% due 09/18/2039		892	953
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,054
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		23	23
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	176	300
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045		$13	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		3,268	3,426
GSR Mortgage Loan Trust
2.834% due 01/25/2035		114	112
HarborView Mortgage Loan Trust
0.395% due 03/19/2036		71	53
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	1,520	2,083
IndyMac Mortgage Loan Trust
2.722% due 11/25/2035 ^		$272	247
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		23	23
JPMorgan Mortgage Trust
2.703% due 07/25/2035		100	102
2.779% due 08/25/2035		123	123
2.952% due 02/25/2035		211	210
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		151	170
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		71	72
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.892% due 09/15/2030		252	253
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		256	254
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	111
Morgan Stanley Capital Trust
6.105% due 06/11/2049		24	27
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		225	230
Residential Accredit Loans, Inc. Trust
1.483% due 09/25/2045		213	178

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049		$600	$645
Sequoia Mortgage Trust
0.353% due 07/20/2036		529	510
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		21	17
2.467% due 02/25/2034		30	31
5.500% due 12/25/2034		147	145
Structured Asset Mortgage Investments Trust
0.485% due 10/19/2034		31	30
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,611
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		171	170
5.088% due 08/15/2041		93	93
WaMu Mortgage Pass-Through Certificates Trust
0.893% due 05/25/2047		341	302
2.473% due 12/25/2035		273	258
5.126% due 08/25/2035		64	63
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		109	111
2.612% due 03/25/2036		295	289

Total Mortgage-Backed Securities (Cost $27,182)			29,143

ASSET-BACKED SECURITIES 4.0%
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	438	595
Carrington Mortgage Loan Trust
0.472% due 10/25/2035		$31	31
Citibank Omni Master Trust
2.902% due 08/15/2018		6,100	6,120
Commercial Industrial Finance Corp.
0.483% due 05/10/2021		3,785	3,730
0.487% due 03/01/2021		574	569
Countrywide Asset-Backed Certificates
0.332% due 07/25/2036		1,000	980
0.400% due 04/25/2036		109	107
4.644% due 04/25/2036		759	766
Credit-Based Asset Servicing and Securitization LLC
0.272% due 07/25/2037		21	13
First Franklin Mortgage Loan Trust
0.532% due 09/25/2035		890	886
0.832% due 11/25/2035		3,217	3,135
GSAMP Trust
0.222% due 12/25/2036		76	41
LCM Ltd.
0.460% due 03/21/2019		709	706
Magi Funding PLC
0.677% due 04/11/2021	EUR	184	249
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$156	126
Nelnet Student Loan Trust
0.929% due 07/25/2018		34	34
North Carolina State Education Assistance Authority
0.679% due 10/26/2020		491	491
Penta CLO S.A.
0.614% due 06/04/2024	EUR	1,162	1,568
SLM Student Loan Trust
0.269% due 04/25/2019		$2,200	2,186
1.729% due 04/25/2023		3,396	3,515

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		$491	$479
Symphony CLO Ltd.
0.464% due 05/15/2019		666	661
Wood Street CLO BV
0.666% due 03/29/2021	EUR	100	136

Total Asset-Backed Securities (Cost $26,111)			27,124

SOVEREIGN ISSUES 9.1%
Australia Government Bond
5.250% due 03/15/2019	AUD	10,300	10,687
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	154
Colombian TES
3.000% due 03/25/2033 (b)	COP	1,340,615	626
France Government Bond
0.100% due 07/25/2021 (b)	EUR	2,125	3,000
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		2,230	3,215
2.100% due 09/15/2016 (b)		429	613
2.100% due 09/15/2021 (b)		978	1,440
2.250% due 04/22/2017 (b)		401	571
2.350% due 09/15/2024 (b)		5,441	7,985
3.100% due 09/15/2026 (b)		106	167
4.750% due 09/15/2016		400	596
5.500% due 11/01/2022		100	168
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,400	1,748
2.750% due 11/20/2025		2,200	2,828
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,459	10,759
Slovenia Government International Bond
4.700% due 11/01/2016		1,100	1,633
Spain Government International Bond
3.800% due 04/30/2024		5,600	8,409
5.400% due 01/31/2023		3,900	6,565
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	100	574

Total Sovereign Issues (Cost $59,187)			61,738

SHORT-TERM INSTRUMENTS 20.5%

CERTIFICATES OF DEPOSIT 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$6,750	6,751
1.075% due 05/16/2016		3,000	3,000
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		2,300	2,300

			12,051

REPURCHASE AGREEMENTS (c) 0.2%
			1,481

SHORT-TERM NOTES 15.5%
Fannie Mae
0.055% due 07/29/2014 †		100	100
0.060% due 08/18/2014 †		2,600	2,600
0.080% due 01/05/2015 †		4,100	4,098
0.085% due 01/05/2015 †		15,500	15,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
0.050% due 07/18/2014 †		$3,900	$3,900
0.077% due 10/17/2014 †		1,100	1,100
0.078% due 10/08/2014 - 10/22/2014 †		4,600	4,600
0.080% due 09/19/2014 - 10/01/2014 †		500	500
0.090% due 07/18/2014 †		2,400	2,400
0.097% due 09/19/2014 †		10,700	10,699
0.100% due 07/30/2014 - 01/26/2015 †		8,100	8,098
0.120% due 03/06/2015 †		2,300	2,299
Freddie Mac
0.055% due 09/02/2014 †		2,400	2,400
0.060% due 09/11/2014 †		900	900
0.065% due 09/10/2014 †		9,000	8,999
0.080% due 11/21/2014 - 11/26/2014 †		6,200	6,199
0.090% due 01/08/2015 - 01/14/2015 †		2,400	2,399
0.100% due 10/24/2014 †		28,100	28,096
0.110% due 11/19/2014 - 03/17/2015 †		1,000	1,000

			105,881

GREECE TREASURY BILLS 1.9%
2.486% due 07/18/2014 - 12/12/2014 (a)	EUR	9,300	12,673

U.S. TREASURY BILLS 1.1%
0.050% due 07/10/2014 - 03/05/2015 (a)(f)†		$7,368	7,367

Total Short-Term Instruments (Cost $139,370)			139,453

Total Investments in Securities (Cost $851,342)			861,542

		SHARES
SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio		1,561	15
PIMCO Short-Term Floating NAV Portfolio III		5,096,445	50,924

Total Short-Term Instruments (Cost $50,934)			50,939

Total Investments in Affiliates (Cost $50,934)			50,939

Total Investments 134.1% (Cost $902,276)			$912,481

Financial Derivative Instruments (e)(g) (0.1%) (Cost or Premiums, net $(476))			(962)

Other Assets and Liabilities, net (34.0%)			(230,963)

Net Assets 100.0%			$680,556

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.200% †	06/30/2014	07/01/2014	$900	Freddie Mac 4.750% due 11/17/2015	$(984)	$900	$900
SSB	0.000% †	06/30/2014	07/01/2014	581	Fannie Mae 2.110% due 11/07/2022	(593)	581	581

Total Repurchase Agreements						$(1,577)	$1,481	$1,481

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	04/30/2014	07/14/2014	$(10,517)	$(10,540)
	0.142%	06/03/2014	07/21/2014	(5,797)	(5,749)
	0.151%	06/09/2014	07/25/2014	(9,252)	(9,208)
	0.192%	06/16/2014	07/16/2014	(11,077)	(10,976)
BPG	0.110%	04/23/2014	07/10/2014	(70,544)	(70,654)
	0.132%	05/16/2014	07/17/2014	(3,993)	(3,959)
	0.150%	06/03/2014	07/09/2014	(2,319)	(2,322)
	0.150%	06/09/2014	07/10/2014	(620)	(621)
FOB	0.200%	06/19/2014	07/03/2014	(60,231)	(60,251)
MSC	0.130%	05/07/2014	07/11/2014	(3,342)	(3,347)
	0.130%	05/19/2014	07/14/2014	(6,330)	(6,341)
	0.132%	05/15/2014	07/15/2014	(901)	(893)
TDM	0.100%	05/12/2014	07/14/2014	(5,904)	(5,919)
	0.100%	06/16/2014	07/03/2014	(998)	(998)
	0.110%	04/24/2014	07/24/2014	(20,032)	(20,103)
	0.110%	05/22/2014	07/22/2014	(1,054)	(1,058)
	0.111%	05/21/2014	07/17/2014	(3,003)	(2,987)
	0.130%	05/29/2014	07/14/2014	(212)	(212)
	0.140%	05/30/2014	07/08/2014	(12,488)	(12,500)

Total Sale-Buyback Transactions					$(228,638)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $160,398 at a weighted average interest rate of 0.122%.

(3)	Payable for sale-buyback transactions includes $338 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$ 34,000	$(35,923)	$(35,954)
GSC	Fannie Mae	5.500%	07/01/2044	6,000	(6,660)	(6,713)

Total Short Sales					$(42,583)	$(42,667)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(d)	Securities with an aggregate market value of $230,119 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO CommodityRealReturn® Strategy Portfolio Master Securities Forward Transaction Agreement
BCY	$0	$0	$(36,473)	$0	$(36,473)	$36,774	$301
BOA	0	0	0	(35,954)	(35,954)	0	(35,954)
BPG	0	0	(77,556)	0	(77,556)	77,015	(541)
FOB	0	0	(60,251)	0	(60,251)	60,612	(361)
GSC	0	0	0	(6,713)	(6,713)	0	(6,713)
MSC	0	0	(10,581)	0	(10,581)	10,656	75
TDM	0	0	(43,777)	0	(43,777)	43,791	14

PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary) Global/Master Repurchase Agreement
JPS	900	0	0	0	900	(984)	(84)
SSB	581	0	0	0	581	(593)	(12)

Total Borrowings and Other Financing Transactions	$1,481	$0	$(228,638)	$(42,667)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX WTI Crude December Futures †	$85.000	11/17/2014	1	$1	$0

Total Purchased Options				$1	$0

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX WTI-Brent Crude Spread August Futures †	$(9.000)	07/15/2014	5	$(2)	$(2)
Call - NYMEX WTI-Brent Crude Spread August Futures †	(5.000)	07/15/2014	5	(4)	(1)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(18.000)	11/12/2014	3	(3)	(1)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(14.000)	11/12/2014	4	(5)	(2)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(6.000)	11/12/2014	14	(24)	(18)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(5.000)	11/12/2014	4	(6)	(4)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(2.000)	11/12/2014	3	(2)	(1)
Put - NYMEX WTI-Brent Crude Spread September Futures †	(12.000)	08/13/2014	6	(5)	(1)
Call - NYMEX WTI-Brent Crude Spread September Futures †	(6.000)	08/13/2014	6	(7)	(6)

				$(58)	$(36)

Total Written Options				$(58)	$(36)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3.5% Fuel Oil NWE Crack Spread August Futures †	Short	08/2014	1	$(4)	$0	$0
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread July Futures †	Short	07/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	1	(4)	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	1	$(5)	$0	$0
3.5% Fuel Oil NWE Crack Spread September Futures †	Short	09/2014	1	(4)	0	0
Brent Crude August Futures †	Long	07/2014	43	(85)	0	(45)
Brent Crude December Futures †	Long	11/2015	17	68	0	(6)
Brent Crude December Futures †	Short	10/2016	17	(67)	6	0
Brent Crude March Futures †	Short	02/2015	25	(131)	13	0
Brent Crude September Futures †	Short	08/2014	43	77	34	0
Call Options Strike @ USD 119.00 on Brent Crude September Futures †	Short	08/2014	3	1	1	0
Canola November Futures †	Long	11/2014	34	(4)	0	(9)
Cocoa December Futures †	Long	12/2014	44	2	32	(6)
Cocoa September Futures †	Short	09/2014	44	(5)	8	(36)
Corn December Futures †	Long	12/2014	91	(250)	0	(100)
Corn September Futures †	Short	09/2014	37	29	43	0
Euro-Mill Wheat March Futures †	Long	03/2015	38	(56)	1	(5)
Gas Oil Crack Spread Swap August Futures †	Long	08/2014	1	(4)	0	0
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	1	(2)	0	0
Gas Oil Crack Spread Swap July Futures †	Long	07/2014	1	(5)	0	0
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	1	(2)	0	0
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	1	(2)	0	0
Gas Oil Crack Spread Swap September Futures †	Long	09/2014	1	(3)	0	0
Gold 100 oz. August Futures †	Long	08/2014	42	198	8	0
Hard Red Spring Wheat December Futures †	Long	12/2014	17	(19)	0	(14)
Hard Red Winter Wheat December Futures †	Short	12/2014	17	21	17	0
Hard Red Winter Wheat September Futures †	Short	09/2014	13	11	14	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	16	(2)	1	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	16	0	1	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	16	8	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	16	7	1	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	16	8	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	16	(0)	1	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	16	(1)	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	16	6	1	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	16	(2)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	16	3	1	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	16	0	1	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	16	(0)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	1	(0)	0	0
Natural Gas April Futures †	Short	03/2015	15	9	0	(3)
Natural Gas April Futures †	Short	03/2016	16	12	0	(3)
Natural Gas August Futures †	Long	07/2015	33	(36)	5	0
Natural Gas December Futures †	Long	11/2014	143	106	63	0
Natural Gas January Futures †	Short	12/2014	3	3	0	(1)
Natural Gas March Futures †	Short	02/2015	15	15	0	(6)
Natural Gas March Futures †	Long	02/2016	16	(17)	3	0
Natural Gas May Futures †	Long	04/2015	33	19	5	0
Natural Gas October Futures †	Short	09/2015	33	41	0	(6)
Natural Gas October Futures †	Long	09/2014	64	26	31	0
Natural Gas September Futures †	Short	08/2014	207	333	0	(106)
New York Harbor ULSD December Futures †	Long	11/2014	9	39	0	(9)
New York Harbor ULSD September Futures †	Long	08/2014	4	15	0	(4)
Put Options Strike @ USD 95.000 on Brent Crude December Futures †	Short	11/2014	1	1	0	0
RBOB Gasoline December Futures †	Short	11/2014	9	(43)	7	0
RBOB Gasoline September Futures †	Short	08/2014	4	(25)	5	0
Soybean August Futures †	Short	08/2014	9	14	22	0
Soybean Meal August Futures †	Short	08/2014	4	6	7	0
Soybean Meal September Futures †	Long	09/2014	4	(9)	0	(9)
Soybean November Futures †	Short	11/2014	25	109	88	0
Sugar No. 11 March Futures †	Short	02/2015	152	(43)	44	0
Sugar No. 11 October Futures †	Long	09/2014	122	14	0	(40)
U.S. Treasury 5-Year Note September Futures	Long	09/2014	185	(49)	13	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	Long	09/2014	162	$(24)	$15	$0
Wheat March Futures †	Short	03/2015	22	115	14	0
Wheat September Futures †	Long	09/2014	13	(10)	0	(11)
White Sugar October Futures †	Long	09/2014	30	(11)	0	(12)
WTI Crude December Futures †	Short	11/2014	78	(145)	21	0
WTI Crude December Futures †	Long	11/2015	43	160	1	0
WTI Crude June Futures †	Long	05/2015	149	870	0	(18)
WTI Crude March Futures †	Long	02/2015	51	274	0	(9)
WTI Crude March Futures †	Long	02/2016	10	15	1	0
WTI Crude September Futures †	Short	08/2014	115	(521)	36	0
WTI Crude September Futures †	Long	08/2015	52	357	0	(1)

Total Futures Contracts				$1,394	$570	$(459)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 13,850	$355	$83	$0	$(20)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$ 15,500	$1,669	$740	$0	$(83)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	7,500	(296)	(597)	0	(45)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	9,100	(813)	(382)	0	(56)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	100	(3)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR 2,800	(484)	(333)	0	(2)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY 1,340,000	(473)	(373)	0	(1)

					$(400)	$(946)	$0	$(188)

Total Swap Agreements					$(45)	$(863)	$0	$(208)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $4,537 and cash of $553 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO CommodityRealReturn® Strategy Portfolio (4)	$0	$28	$0	$28	$0	$0	$(208)	$(208)
PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary) (4)	0	542	0	542	(36)	(459)	0	(495)

Total Exchange-Traded or Centrally Cleared	$0	$570	$0	$570	$(36)	$(459)	$(208)	$(703)

(4)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	08/2014		EUR	4,639	$	6,278	$0	$(75)

BPS	07/2014		AUD	16,838		15,547	0	(331)
	07/2014		EUR	367	PLN	1,553	8	0
	08/2014		$	1,453	EUR	1,072	15	0

BRC	08/2014		EUR	52,717	$	71,995	0	(204)
	08/2014	†	$	927	EUR	679	3	0
	09/2014		GBP	1,989	$	3,339	0	(63)

CBK	07/2014		BRL	12		6	0	0
	07/2014		$	6	BRL	12	0	0
	08/2014	†	EUR	4,962	$	6,758	0	(38)
	10/2014		ZAR	3,561		332	3	0

DUB	07/2014		$	15,882	AUD	16,838	0	(5)
	07/2014			1,849	INR	112,191	16	(4)
	08/2014		AUD	16,838	$	15,844	5	0
	08/2014		$	7,034	EUR	5,153	23	0

FBF	07/2014			279	INR	17,055	4	0
	10/2014		COP	1,177,189	$	613	0	(9)

GLM	07/2014		JPY	724,200		7,130	0	(19)
	07/2014		$	1,060	INR	65,020	18	0
	08/2014			1,495	MXN	19,694	17	0
	09/2014			6,694		87,294	0	(2)

HUS	07/2014		EUR	646	PLN	2,726	11	0
	07/2014		$	1,105	INR	67,714	18	0

JPM	07/2014		BRL	19,580	$	8,747	0	(115)
	07/2014		JPY	676,000		6,637	0	(36)
	07/2014		$	8,890	BRL	19,580	0	(28)
	07/2014			3,044	INR	183,196	20	(25)
	07/2014			13,787	JPY	1,400,200	34	0
	08/2014		JPY	1,400,200	$	13,790	0	(35)
	08/2014		$	8,667	BRL	19,580	112	0

RBC	09/2014		CAD	738	$	679	0	(11)
	09/2014	†	$	349	CAD	379	6	0

UAG	07/2014		BRL	19,568	$	8,884	28	0
	07/2014		$	8,692	BRL	19,568	164	0
	07/2014			975	INR	59,797	17	0

Total Forward Foreign Currency Contracts							$522	$(1,000)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$	150.000	11/17/2015	$8,200	$516	$12

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR	8,600	$120	$15

Total Purchased Options								$636	$27

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC Arabica Coffee September Futures †	$	150.000	08/08/2014	$75	$(2)	$(1)
	Call - OTC Arabica Coffee September Futures †		210.000	08/08/2014	75	(3)	(2)
	Call - OTC Nickel July Futures †		21,750.000	07/02/2014	3	(13)	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Nickel July Futures †	$	21,750.000	07/02/2014	$1	$(5)	$0

GST	Call - OTC Nickel July Futures †		21,750.000	07/02/2014	2	(7)	0

JPM	Put - OTC Arabica Coffee September Futures †		150.000	08/08/2014	38	(1)	0
	Call - OTC Arabica Coffee September Futures †		210.000	08/08/2014	37	(2)	(1)

MYC	Call - OTC Brent Crude December Futures †		160.000	11/10/2015	8,200	(517)	(24)

						$(550)	$(28)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR	17,200	$(120)	$(10)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	2,200	$(8)	$(1)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,100	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		400	(1)	0

FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		5,000	(2)	(2)

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		1,200	(4)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		800	(3)	0

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,200	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		900	(3)	0

							$ (35)	$(8)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$ 40	$(21)	$0

DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	10	(5)	0

					$(26)	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(2)

CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(8)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	(1)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	(10)	(1)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(8)	(2)

JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	(4)

						$(149)	$(18)

Total Written Options						$(880)	$(64)

(1)	YOY options may have a series of expirations.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	96	$122,530	EUR	0	$(1,567)
Sales	475	71,848		68,100	(1,062)
Closing Buys	(66)	0		(17,000)	189
Expirations	(317)	(161,197)		(16,200)	1,402
Exercised	(138)	(8,100)		(2,900)	100

Balance at End of Period	50	$25,081	EUR	32,000	$(938)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Pay	LLSBRT 2H14 Index †	$6.200	12/31/2014	2,700	$0	$(3)	$0	$(3)
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	12,000	0	8	8	0

CBK	Pay	GOCO CAL14 Index †	17.760	12/31/2014	1,200	0	7	7	0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	900	0	5	5	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	1,200	0	10	10	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	900	0	8	8	0
	Pay	LLSBRT 2H14 Index †	6.250	12/31/2014	2,700	0	(3)	0	(3)
	Pay	LLSBRT K4-Z4 Index †	6.500	12/31/2014	13,200	0	(20)	0	(20)

DUB	Receive	GOCO CAL14 Index †	17.000	12/31/2014	5,400	0	(26)	0	(26)
	Pay	GOCO CAL14 Index †	17.180	12/31/2014	3,000	0	15	15	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	5,400	0	(29)	0	(29)
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	3,000	0	28	28	0
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	30,000	0	157	157	0
	Receive	NGCAL19 Index †	7.200	12/31/2019	84,000	0	(188)	0	(188)

GST	Pay	GOCO CAL14 Index †	17.100	12/31/2014	3,000	0	15	15	0
	Pay	GOCO CAL14 Index †	17.700	12/31/2014	900	0	5	5	0
	Pay	GOCO CAL14 Index †	18.000	12/31/2014	2,400	0	14	14	0
	Pay	HSFOCO CAL14 Index †	11.000	12/31/2014	2,400	0	19	19	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	900	0	8	8	0
	Pay	HSFOCO CAL14 Index †	9.900	12/31/2014	3,000	0	28	28	0
	Pay	LLSBRT 2H14 Index †	6.300	12/31/2014	6,000	0	(6)	0	(6)

JPM	Pay	LLSBRT 2H14 Index †	6.430	12/31/2014	5,400	0	(6)	0	(6)

MAC	Receive	CUAC 1Q15 Index †	40.000	03/31/2015	690,000	0	133	133	0
	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	48,000	0	9	9	0
	Receive	CUAC 1Q15 Index †	41.000	03/31/2015	30,000	0	5	5	0

						$0	$193	$474	$(281)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.133%	$ 400	$0	$(5)	$0	$(5)

GST	RPM International, Inc.	(1.500%	)	03/20/2018	0.411%	1,000	0	(41)	0	(41)

							$0	$(46)	$0	$(46)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.887%	$	4,300	$(74)	$98	$24	$0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		200	(16)	11	0	(5)

CBK	Russia Government International Bond	1.000%	03/20/2019	1.662%		200	(17)	11	0	(6)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		2,100	(106)	77	0	(29)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		3,300	(168)	122	0	(46)

MYC	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	300	(14)	6	0	(8)

							$(395)	$325	$24	$(94)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	2,500	$(4)	$150	$146	$0

BPS	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		4,300	17	273	290	0
	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	38,600	126	276	402	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016	$	1,700	0	18	18	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		8,700	20	(140)	0	(120)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		800	6	(21)	0	(15)

BRC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	1,500	2	(2)	0	0

CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	100	1	3	4	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		400	5	22	27	0

DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		700	7	26	33	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		500	6	27	33	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	9,700	(5)	4	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.728%	12/19/2015	$	5,100	0	48	48	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		1,200	0	13	13	0
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		4,700	0	47	47	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		1,200	10	(32)	0	(22)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		13,100	0	(189)	0	(189)

FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	200	1	8	9	0

GLM	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	8.300%	01/02/2017		10,300	13	(310)	0	(297)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		15,400	(2)	0	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	$	2,900	0	(44)	0	(44)

JPM	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	100	0	(1)	0	(1)

MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	500	6	18	24	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	800	(1)	(23)	0	(24)

RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	100	1	4	5	0

UAG	Pay	1-Year BRL-CDI	10.410%	01/02/2015	BRL	3,300	2	0	2	0
	Pay	1-Year BRL-CDI	8.150%	01/02/2017		13,100	0	(412)	0	(412)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		7,300	9	(10)	0	(1)

							$220	$(248)	$1,101	$(1,129)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	BCOMTR Index †	239,127	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$64,870	$(44)	$0	$(44)

CBK	Receive	BCOMTR Index †	43,702	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	11,855	(8)	0	(8)
	Receive	CVICSTR3 Index †	48,060	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	14,236	(12)	0	(12)

DUB	Receive	BCOMTR Index †	169,235	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	45,909	(31)	0	(31)

FBF	Receive	BCOMTR Index †	128,716	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	34,918	(23)	0	(23)

GLM	Receive	BCOMTR Index †	223,563	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	60,647	(40)	0	(40)

JPM	Receive	BCOMTR Index †	241,263	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	65,449	(44)	0	(44)
	Receive	JMABNIC0 Index †	5,035	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	3,792	4	4	0
	Receive	JMABNICP Index †	19,944	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	14,606	13	13	0

MAC	Receive	BCOMTR Index †	114,062	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	30,942	(21)	0	(21)

MYC	Receive	BCOMTR Index †	241,799	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	65,594	(44)	0	(44)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Receive	MOTT3001 Index †	234,163	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$ 69,360	$(48)	$0	$(48)
	Receive	MOTT3002 Index †	412,422	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	121,458	(105)	0	(105)

SOG	Receive	BCOMTR Index †	282,756	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	76,705	(51)	0	(51)

							$(454)	$17	$(471)

(6)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	$	142	$0	$1	$1	$0
	Pay	SPGCCLP Index †	4.580%	05/14/2015		134	0	2	2	0

DUB	Pay	BCOM Index †	1.440%	11/04/2014		236	0	0	0	0
	Pay	BCOM Index †	1.440%	11/05/2014		372	0	0	0	0
	Pay	Brent Crude August Futures †	2.690%	08/11/2014		305	0	1	1	0
	Pay	Brent Crude August Futures †	2.756%	08/11/2014		186	0	1	1	0
	Pay	Brent Crude July Futures †	3.423%	07/11/2014		541	0	10	10	0
	Pay	Brent Crude September Futures †	2.657%	09/10/2014		189	0	1	1	0
	Pay	SPGCCLP Index †	4.623%	05/14/2015		130	0	2	2	0
	Receive	WTI Crude August Futures †	2.657%	08/15/2014		189	0	(1)	0	(1)
	Receive	WTI Crude August Futures †	2.839%	08/15/2014		297	0	(2)	0	(2)
	Receive	WTI Crude July Futures †	3.423%	07/17/2014		541	0	(10)	0	(10)
	Receive	WTI Crude June Futures †	2.772%	05/14/2015		181	0	(1)	0	(1)
	Receive	WTI Crude June Futures †	3.240%	05/14/2015		307	0	(3)	0	(3)
	Receive	WTI Crude September Futures †	2.592%	09/17/2014		191	0	(1)	0	(1)

GST	Pay	BCOM Index †	1.960%	02/03/2015		205	0	0	0	0
	Pay	GOLDLNPM Index †	5.176%	08/06/2014		670	0	21	21	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015		170	0	5	5	0
	Pay	S&P 500 Index †	4.020%	10/17/2014		1,030	0	28	28	0
	Receive	SLVRLND Index †	10.890%	11/25/2015		130	0	(5)	0	(5)
	Pay	SPGCGCP Index †	2.723%	06/11/2015		338	0	2	2	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015		233	0	1	1	0

JPM	Pay	GOLDLNPM Index †	7.563%	09/30/2014		570	0	30	30	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014		295	0	3	3	0

MYC	Pay	Brent Crude August Futures †	3.572%	08/11/2014		145	0	2	2	0
	Pay	GOLDLNPM Index †	5.406%	04/21/2016		910	0	20	20	0
	Receive	SLVRLND Index †	9.151%	04/21/2016		700	0	(14)	0	(14)
	Receive	WTI Crude August Futures †	3.028%	08/11/2014		157	0	(2)	0	(2)

SOG	Pay	SPGCCLP Index †	4.000%	05/14/2015		151	0	1	1	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015		172	0	(1)	0	(1)

							$0	$91	$131	$(40)

Total Swap Agreements							$(175)	$(139)	$1,747	$(2,061)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $1,123 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
PIMCO CommodityRealReturn® Strategy Portfolio
BOA	$0	$0	$170	$170	$(75)	$0	$(5)	$(80)	$90	$(140)	$(50)
BPS	23	0	710	733	(331)	(3)	(135)	(469)	264	(610)	(346)
BRC	0	0	0	0	(267)	0	0	(267)	(267)	(110)	(377)
CBK	3	0	31	34	0	(11)	(6)	(17)	17	(98)	(81)
DUB	44	0	174	218	(9)	(3)	(246)	(258)	(40)	299	259
FBF	4	0	9	13	(9)	(2)	0	(11)	2	0	2
GLM	35	15	0	50	(21)	(10)	(344)	(375)	(325)	384	59
GST	0	0	0	0	0	(1)	(41)	(42)	(42)	0	(42)
HUS	29	0	0	29	0	0	0	0	29	0	29
JPM	166	0	0	166	(239)	(6)	(47)	(292)	(126)	0	(126)
MYC	0	0	24	24	0	0	(32)	(32)	(8)	(19)	(27)
RBC	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
RYL	0	0	5	5	0	0	0	0	5	0	5
UAG	209	0	2	211	0	0	(413)	(413)	(202)	439	237

PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
BOA	0	0	8	8	0	0	(47)	(47)	(39)	(750)	(789)
BRC	3	0	0	3	0	0	0	0	3	0	3
CBK	0	0	33	33	(38)	(3)	(43)	(84)	(51)	(340)	(391)
DUB	0	0	215	215	0	0	(292)	(292)	(77)	(460)	(537)
FBF	0	0	0	0	0	0	(23)	(23)	(23)	(409)	(432)
GLM	0	0	0	0	0	0	(40)	(40)	(40)	(660)	(700)
GST	0	0	146	146	0	0	(11)	(11)	135	(260)	(125)
JPM	0	0	50	50	0	(1)	(50)	(51)	(1)	(1,070)	(1,071)
MAC	0	0	147	147	0	0	(21)	(21)	126	(450)	(324)
MYC	0	12	22	34	0	(24)	(213)	(237)	(203)	(14,745)	(14,948)
RBC	6	0	0	6	0	0	0	0	6	0	6
SOG	0	0	1	1	0	0	(52)	(52)	(51)	(890)	(941)

Total Over the Counter	$522	$27	$1,747	$2,296	$(1,000)	$(64)	$(2,061)	$(3,125)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$542	$0	$0	$0	$28	$570

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$522	$0	$522
Purchased Options	12	0	0	0	15	27
Swap Agreements	594	24	28	0	1,101	1,747

	$606	$24	$28	$522	$1,116	$2,296

	$1,148	$24	$28	$522	$1,144	$2,866

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$36	$0	$0	$0	$0	$36
Futures	459	0	0	0	0	459
Swap Agreements	0	20	0	0	188	208

	$495	$20	$0	$0	$188	$703

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,000	$0	$1,000
Written Options	28	8	0	0	28	64
Swap Agreements	792	140	0	0	1,129	2,061

	$820	$148	$0	$1,000	$1,157	$3,125

	$1,315	$168	$0	$1,000	$1,345	$3,828

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$9	$0	$0	$0	$0	$9
Written Options	192	0	0	0	17	209
Futures	(1,863)	0	0	0	(152)	(2,015)
Swap Agreements	0	62	0	0	(902)	(840)

	$(1,662)	$62	$0	$0	$(1,037)	$(2,637)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$568	$0	$568
Purchased Options	0	0	0	0	(275)	(275)
Written Options	85	43	0	331	824	1,283
Swap Agreements	43,949	29	0	0	956	44,934

	$44,034	$72	$0	$899	$1,505	$46,510

	$42,372	$134	$0	$899	$468	$43,873

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(1)	$0	$0	$0	$0	$(1)
Written Options	2	0	0	0	7	9
Futures	1,518	0	0	0	795	2,313
Swap Agreements	0	83	0	0	(4,009)	(3,926)

	$1,519	$83	$0	$0	$(3,207)	$(1,605)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(688)	$0	$(688)
Purchased Options	1	0	0	0	(56)	(55)
Written Options	(31)	27	0	0	(562)	(566)
Swap Agreements	2,630	323	23	0	661	3,637

	$2,600	$350	$23	$(688)	$43	$2,328

	$4,119	$433	$23	$(688)	$(3,164)	$723

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,858	$0	$27,858
Industrials	0	3,950	0	3,950
Utilities	0	14,092	0	14,092
U.S. Government Agencies	0	13,514	0	13,514
U.S. Treasury Obligations	0	544,670	0	544,670
Mortgage-Backed Securities	0	29,143	0	29,143
Asset-Backed Securities	0	27,124	0	27,124
Sovereign Issues	0	61,738	0	61,738
Short-Term Instruments
Certificates of Deposit	0	12,051	0	12,051
Repurchase Agreements	0	1,481	0	1,481
Short-Term Notes	0	105,881	0	105,881
Greece Treasury Bills	0	12,673	0	12,673
U.S. Treasury Bills	0	7,367	0	7,367
	$0	$861,542	$0	$861,542

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,939	$0	$0	$50,939

Total Investments	$50,939	$861,542	$0	$912,481

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,667)	$0	$(42,667)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	570	0	0	570
Over the counter	0	2,296	0	2,296
	$570	$2,296	$0	$2,866

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(495)	(208)	0	(703)
Over the counter	0	(3,107)	(18)	(3,125)
	$(495)	$(3,315)	$(18)	$(3,828)

Totals	$51,014	$817,856	$(18)	$868,852

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that

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Notes to Financial Statements (Cont.)

are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$289,665	$22,711	$(312,359)	$(18)	$16	$15	$11	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$37	$397,223	$(346,360)	$18	$6	$50,924	$24	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

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including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties

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Notes to Financial Statements (Cont.)

are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the

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swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received

(paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no

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Notes to Financial Statements (Cont.)

credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront

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payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates,

SEMIANNUAL REPORT	JUNE 30, 2014	37

Notes to Financial Statements (Cont.)

usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options,

have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances,

SEMIANNUAL REPORT	JUNE 30, 2014	39

Notes to Financial Statements (Cont.)

the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2014 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Date of Incorporation	07/21/2006
Subscription Agreement	08/01/2006
Portfolio Net Assets	$680,556
Subsidiary % of Portfolio Net Assets	23.3%

Subsidiary Financial Statement Information
Total assets	$168,213
Total liabilities	9,852
Net assets	$158,361
Total income	499
Net investment income (loss)	(7)
Net realized gain (loss)	42,399
Net change in unrealized appreciation (depreciation)	4,464
Increase (decrease) in net assets resulting from operations	$46,856

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver by PIMCO. For the period ended June 30, 2014, the amount was $503,035.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,865	$0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	JUNE 30, 2014	41

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$302,304	$336,118	$94,637	$54,515

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	193	$1,254	206	$1,332
Administrative Class	6,801	43,640	22,767	145,818
Advisor Class	2,988	19,418	6,020	39,184
Issued as reinvestment of distributions
Institutional Class	1	4	1	8
Administrative Class	125	814	1,382	9,149
Advisor Class	28	182	350	2,343
Cost of shares redeemed
Institutional Class	(75)	(480)	(20)	(134)
Administrative Class	(10,060)	(64,421)	(23,024)	(147,293)
Advisor Class	(1,749)	(11,323)	(3,558)	(23,171)
Net increase (decrease) resulting from Portfolio share transactions	(1,748)	$(10,912)	4,124	$27,236

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 42% of the Portfolio. One shareholder is a related party to the portfolio and comprises 18% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$902,401	$11,985	$(1,905)	$10,080

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

42	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MAC	Macquarie Bank Limited	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	USD (or $)	United States Dollar
COP	Colombian Peso	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index Abbreviations:
BCOM	Bloomberg Commodity Index	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	LLSBRT K4-Z4	LLS-Brent May-December 2014 Spread Calendar Swap
BCOMTR	Bloomberg Commodity Index Total Return	JMABNIC0	JPMorgan Nic 0 Custom Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNICP	JPMorgan Nic P Custom Index	NGCAL19	Natural Gas Calendar 2019
CUAC 1Q15	1st Quarter of 2015 Corn-Ethanol Spread Calendar Swap	LLSBRT 2H14	2nd Half 2014 LLS-Brent Spread Calendar Swap	PLTMLNPM	London Platinum & Palladium Market PM Fix
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	LLSBRT CAL14	2014 Iis-Brent Spread Calendar Swap	SLVRLND	London Silver Market Fixing Ltd.
FRCPXTOB	France Consumer Price ex-Tobacco Index	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
GOCO CAL14	2014 Gasoil Crack Calendar Swap	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return	ULSD	Ultra-Low Sulfur Diesel
GOLDLNPM	London Gold Market Fixing Ltd. PM

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	YOY	Year-Over-Year
LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

SEMIANNUAL REPORT	JUNE 30, 2014	43

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT09SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

4	PIMCO VARIABLE INSURANCE TRUST

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

SEMIANNUAL REPORT	JUNE 30, 2014	5

Important Information About the Portfolio

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	59.7%
Short-Term Instruments‡	20.9%
Sovereign Issues	6.8%
Corporate Bonds & Notes	5.0%
Mortgage-Backed Securities	3.2%
Other	4.4%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	9.88%	10.98%	6.66%	1.42%
Bloomberg Commodity Index Total Return±	7.08%	8.21%	1.99%	-0.96%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.19% for Advisor Class shares.

± Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. Prior to June 30, 2014, the Bloomberg Commodity Index Total Return was named Dow Jones-UBS Commodity Index Total Return.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,098.80	$1,019.74
Expenses Paid During Period†	$5.31	$5.11
Net Annualized Expense Ratio††	1.02%	1.02%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»	Exposure to commodities, which rose during the reporting period, benefited absolute returns.

»

The Fund’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral for the commodities exposure, benefited relative performance as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Bloomberg Commodity Index Total Return.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) benefited relative performance as Australian real yields fell during the reporting period.

»	An overweight to Italian real duration benefited relative performance as Italian real yields generally fell during the reporting period.

»	An underweight exposure to longer-maturity U.S. interest rates detracted from relative performance as longer-maturity nominal yields fell during the reporting period.

SEMIANNUAL REPORT	JUNE 30, 2014	7

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Advisor Class
Net asset value beginning of year or period	$6.05		$7.21	$7.27	$9.06	$8.64	$7.01
Net investment income (a)	0.05		0.03	0.14	0.12	0.10	0.20
Net realized/unrealized gain (loss)	0.55		(1.08)	0.23	(0.70)	1.72	2.64
Total income (loss) from investment operations	0.60		(1.05)	0.37	(0.58)	1.82	2.84
Dividends from net investment income	(0.01)		(0.11)	(0.18)	(1.21)	(1.25)	(0.44)
Distributions from net realized capital gains	0.00		0.00	(0.25)	0.00	(0.15)	(0.77)
Total distributions	(0.01)		(0.11)	(0.43)	(1.21)	(1.40)	(1.21)
Net asset value end of year or period	$6.64		$6.05	$7.21	$7.27	$9.06	$8.64
Total return	9.88%		(14.71)%	5.12%	(7.54)%	24.25%	41.62%
Net assets end of year or period (000s)	$163,974		$141,675	$148,581	$132,255	$133,279	$87,037
Ratio of expenses to average net assets	1.02	%*	1.07%	1.10%	1.01%	1.03%	1.08%
Ratio of expenses to average net assets excluding waivers	1.17	%*	1.19%	1.24%	1.15%	1.15%	1.21%
Ratio of expenses to average net assets excluding interest expense	0.99	%*	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets excluding interest expense and waivers	1.14	%*	1.11%	1.13%	1.13%	1.11%	1.12%
Ratio of net investment income to average net assets	1.68	%*	0.44%	1.84%	1.42%	1.21%	2.43%
Portfolio turnover rate	57	%**	57%**	77%**	523%**	536%**	742%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$861,542
Investments in Affiliates	50,939
Financial Derivative Instruments
Exchange-traded or centrally cleared	570
Over the counter	2,296
Cash	191
Deposits with counterparty	553
Foreign currency, at value	1,561
Receivable for investments sold	116,444
Receivable for Portfolio shares sold	2,490
Interest receivable	3,037
Dividends receivable from Affiliates	6
Reimbursement receivable from PIMCO	87
1,039,716

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$228,638
Payable for short sales	42,667
Financial Derivative Instruments
Exchange-traded or centrally cleared	703
Over the counter	3,125
Payable for investments purchased	72,102
Payable for investments in Affiliates purchased	6
Deposits from counterparty	10,620
Payable for Portfolio shares redeemed	703
Accrued investment advisory fees	326
Accrued supervisory and administrative fees	160
Accrued distribution fees	32
Accrued servicing fees	61
Other liabilities	17
359,160

Net Assets	$680,556

Net Assets Consist of:
Paid in capital	$633,220
Undistributed net investment income	8,744
Accumulated undistributed net realized gain	28,324
Net unrealized appreciation	10,268
$680,556

Net Assets:
Institutional Class	$2,151
Administrative Class	514,431
Advisor Class	163,974

Shares Issued and Outstanding:
Institutional Class	329
Administrative Class	78,301
Advisor Class	24,684

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$6.54
Administrative Class	6.57
Advisor Class	6.64

Cost of Investments in Securities	$851,342
Cost of Investments in Affiliates	$50,934
Cost of Foreign Currency Held	$1,544
Proceeds Received on Short Sales	$42,583
Cost or Premiums of Financial Derivative Instruments, net	$(476)

* Includes repurchase agreements of:	$1,481

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest, net of foreign taxes*	$8,800
Dividends from Investments in Affiliates	35
Miscellaneous income	1
Total Income	8,836

Expenses:
Investment advisory fees	1,970
Supervisory and administrative fees	969
Servicing fees - Administrative Class	378
Distribution and/or servicing fees - Advisor Class	190
Trustee fees	3
Interest expense	102
Total Expenses	3,612
Waiver and/or Reimbursement by PIMCO	(503)
Net Expenses	3,109

Net Investment Income	5,727

Net Realized Gain (Loss):
Investments in securities	(803)
Exchange-traded or centrally cleared financial derivative instruments	(2,637)
Over the counter financial derivative instruments	46,510
Foreign currency	(32)
Net Realized Gain	43,038

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	12,783
Investments in Affiliates	22
Exchange-traded or centrally cleared financial derivative instruments	(1,605)
Over the counter financial derivative instruments	2,328
Foreign currency assets and liabilities	18
Net Change in Unrealized Appreciation	13,546
Net Gain	56,584

Net Increase in Net Assets Resulting from Operations	$62,311

* Foreign tax withholdings	$1

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,727	$3,507
Net realized gain (loss)	43,038	(81,990)
Net change in unrealized appreciation (depreciation)	13,546	(28,320)
Net increase (decrease) resulting from operations	62,311	(106,803)

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(8)
Administrative Class	(814)	(9,149)
Advisor Class	(182)	(2,343)

Total Distributions	(1,000)	(11,500)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(10,912)	27,236

Total Increase (Decrease) in Net Assets	50,399	(91,067)

Net Assets:
Beginning of period	630,157	721,224
End of period*	$680,556	$630,157

* Including undistributed net investment income of:	$8,744	$4,017

**	See Note 13 in the Notes to Financial Statements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO CommodityRealReturn® Strategy Portfolio

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$62,311

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(402,158)
Proceeds from sales of long-term securities	395,594
Proceeds from sales of short-term portfolio investments, net	183,279
Decrease in deposits with counterparty	1,226
(Increase) in receivable for investments sold	(51,449)
(Increase) in interest and dividends receivable	(233)
(Increase) in exchange-traded or centrally cleared derivatives	(3,738)
Decrease in over the counter derivatives	46,265
(Increase) in reimbursement receivable from PIMCO	(29)
Increase in payable for investments purchased	69,518
Increase in deposits from counterparty	4,191
Increase in accrued investment advisory fees	20
Increase in accrued supervisory and administrative fees	9
Increase in accrued distribution fee	2
Proceeds from short sales transactions, net	35,130
Payments on currency transactions	(6)
Increase in other liabilities	1
Net Realized (Gain) Loss
Investments in securities	803
Exchange-traded or centrally cleared financial derivative instruments	2,637
Over the counter financial derivative instruments	(46,510)
Foreign currency	32
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(12,783)
Investments in Affiliates	(22)
Exchange-traded or centrally cleared financial derivative instruments	1,605
Over the counter financial derivative instruments	(2,328)
Foreign currency assets and liabilities	(18)
Net amortization (accretion) on investments	3,424
Net cash provided by operating activities	286,773

Cash flows (used for) financing activities:
Proceeds from shares sold	72,238
Payments on shares redeemed	(75,872)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	33,471
Payments on reverse repurchase agreements	(33,471)
Proceeds from sale-buyback transactions	1,042,477
Payments on sale-buyback transactions	(1,325,031)
Net cash (used for) financing activities	(286,188)

Net Increase in Cash and Foreign Currency	585

Cash and Foreign Currency:
Beginning of period	1,167
End of period	$1,752

* Reinvestment of dividends	$1,000

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.6%

CORPORATE BONDS & NOTES 6.7%

BANKING & FINANCE 4.1%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$730	$737
ANZ New Zealand International Ltd.
0.666% due 08/19/2014		1,000	1,001
Bankia S.A.
0.532% due 01/25/2016	EUR	200	271
3.500% due 12/14/2015		1,600	2,281
3.500% due 01/17/2019		700	1,019
BNP Paribas S.A.
0.533% due 11/07/2015		$4,900	4,900
BPCE S.A.
0.796% due 11/18/2016		2,800	2,808
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	600	842
2.875% due 05/19/2016		1,400	1,966
Citigroup, Inc.
0.745% due 05/01/2017		$6,800	6,799
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	1,400	2,477
Depfa ACS Bank
3.875% due 11/14/2016	EUR	100	148
Eksportfinans ASA
2.375% due 05/25/2016		$800	802
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		100	99
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		200	202
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,506

			27,858

INDUSTRIALS 0.6%
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		1,200	1,203
Cardinal Health, Inc.
6.000% due 06/15/2017		400	450
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	1,044
RPM International, Inc.
6.500% due 02/15/2018		$1,000	1,145
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		100	108

			3,950

UTILITIES 2.0%
AT&T, Inc.
0.654% due 03/30/2017		6,400	6,417
BellSouth Corp.
4.182% due 04/26/2021		6,500	6,688
Electricite de France
0.688% due 01/20/2017		400	402
1.150% due 01/20/2017		100	100
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		400	375
Rosneft Finance S.A.
6.625% due 03/20/2017		100	110

			14,092

Total Corporate Bonds & Notes (Cost $45,538)			45,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.502% due 05/25/2042	$8	$8
0.832% due 02/25/2041	1,064	1,078
1.324% due 10/01/2044	9	9
2.269% due 05/25/2035	73	75
2.485% due 11/01/2034	54	58
4.918% due 07/01/2035	40	41
5.208% due 11/01/2035	61	64
5.290% due 01/01/2036	208	224
Freddie Mac
0.382% due 02/15/2019	233	233
0.412% due 08/25/2031	2	2
0.602% due 08/15/2033 - 09/15/2042	3,234	3,237
1.319% due 02/25/2045	106	108
2.094% due 07/01/2036 †	270	287
2.138% due 09/01/2036 †	286	301
2.241% due 10/01/2036 †	162	171
2.370% due 01/01/2034	9	10
2.500% due 10/02/2019 (f)	3,700	3,718
Ginnie Mae
0.453% due 03/20/2037	1,309	1,311
NCUA Guaranteed Notes
0.602% due 10/07/2020	769	773
0.712% due 12/08/2020	1,294	1,303
Small Business Administration
5.510% due 11/01/2027	452	503

Total U.S. Government Agencies (Cost $13,401)		13,514

U.S. TREASURY OBLIGATIONS 80.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)(h)	79,387	81,505
0.125% due 04/15/2017	5,427	5,616
0.125% due 04/15/2018 (d)	79,160	81,782
0.125% due 04/15/2019	4,552	4,687
0.500% due 04/15/2015 (f)(h)	24,064	24,423
0.625% due 07/15/2021	68,079	71,717
0.625% due 01/15/2024	11,886	12,312
1.125% due 01/15/2021 (d)	12,411	13,446
1.250% due 07/15/2020 (d)	46,101	50,537
1.375% due 01/15/2020	6,089	6,680
1.375% due 02/15/2044	4,272	4,690
1.625% due 01/15/2015 (f)(h)	20,608	20,955
1.875% due 07/15/2019 (d)(f)	26,618	29,966
2.000% due 07/15/2014 (f)(h)	9,809	9,832
2.000% due 01/15/2016	14,033	14,802
2.000% due 01/15/2016 (f)†	13,138	13,857
2.125% due 01/15/2019	2,319	2,612
2.375% due 01/15/2017 †	21,393	23,412
2.625% due 07/15/2017 (d)†	59,408	66,525
3.875% due 04/15/2029 †	144	211
U.S. Treasury Notes
0.109% due 04/30/2016 †	3,000	3,001
0.250% due 01/31/2015 †	2,100	2,102

Total U.S. Treasury Obligations (Cost $540,553)		544,670

MORTGAGE-BACKED SECURITIES 4.3%
American General Mortgage Loan Trust
5.150% due 03/25/2058	92	92
Banc of America Mortgage Trust
2.628% due 06/25/2035	193	185
4.682% due 11/25/2034	102	99
Banc of America Re-REMIC Trust
5.679% due 06/24/2050	286	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
5.208% due 03/26/2037		$517	$512
5.250% due 08/26/2037		1,419	1,487
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		37	38
2.528% due 03/25/2035		30	31
2.580% due 03/25/2035		121	123
2.684% due 03/25/2035		140	138
2.710% due 01/25/2035		477	474
2.881% due 01/25/2035		484	489
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		78	79
2.280% due 09/25/2035		87	88
2.500% due 10/25/2035		738	731
2.764% due 09/25/2037 ^		684	581
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		2,406	2,123
0.348% due 12/20/2046		2,125	1,644
6.000% due 02/25/2037 ^		306	242
Countrywide Home Loan Mortgage Pass-Through Trust
2.521% due 11/19/2033		6	6
2.747% due 08/25/2034		55	49
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		305	333
5.467% due 09/18/2039		892	953
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,054
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		23	23
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	176	300
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045		$13	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		3,268	3,426
GSR Mortgage Loan Trust
2.834% due 01/25/2035		114	112
HarborView Mortgage Loan Trust
0.395% due 03/19/2036		71	53
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	1,520	2,083
IndyMac Mortgage Loan Trust
2.722% due 11/25/2035 ^		$272	247
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		23	23
JPMorgan Mortgage Trust
2.703% due 07/25/2035		100	102
2.779% due 08/25/2035		123	123
2.952% due 02/25/2035		211	210
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		151	170
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		71	72
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.892% due 09/15/2030		252	253
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		256	254
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	111
Morgan Stanley Capital Trust
6.105% due 06/11/2049		24	27
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		225	230
Residential Accredit Loans, Inc. Trust
1.483% due 09/25/2045		213	178

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049		$600	$645
Sequoia Mortgage Trust
0.353% due 07/20/2036		529	510
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		21	17
2.467% due 02/25/2034		30	31
5.500% due 12/25/2034		147	145
Structured Asset Mortgage Investments Trust
0.485% due 10/19/2034		31	30
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,611
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		171	170
5.088% due 08/15/2041		93	93
WaMu Mortgage Pass-Through Certificates Trust
0.893% due 05/25/2047		341	302
2.473% due 12/25/2035		273	258
5.126% due 08/25/2035		64	63
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		109	111
2.612% due 03/25/2036		295	289

Total Mortgage-Backed Securities (Cost $27,182)			29,143

ASSET-BACKED SECURITIES 4.0%
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	438	595
Carrington Mortgage Loan Trust
0.472% due 10/25/2035		$31	31
Citibank Omni Master Trust
2.902% due 08/15/2018		6,100	6,120
Commercial Industrial Finance Corp.
0.483% due 05/10/2021		3,785	3,730
0.487% due 03/01/2021		574	569
Countrywide Asset-Backed Certificates
0.332% due 07/25/2036		1,000	980
0.400% due 04/25/2036		109	107
4.644% due 04/25/2036		759	766
Credit-Based Asset Servicing and Securitization LLC
0.272% due 07/25/2037		21	13
First Franklin Mortgage Loan Trust
0.532% due 09/25/2035		890	886
0.832% due 11/25/2035		3,217	3,135
GSAMP Trust
0.222% due 12/25/2036		76	41
LCM Ltd.
0.460% due 03/21/2019		709	706
Magi Funding PLC
0.677% due 04/11/2021	EUR	184	249
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$156	126
Nelnet Student Loan Trust
0.929% due 07/25/2018		34	34
North Carolina State Education Assistance Authority
0.679% due 10/26/2020		491	491
Penta CLO S.A.
0.614% due 06/04/2024	EUR	1,162	1,568
SLM Student Loan Trust
0.269% due 04/25/2019		$2,200	2,186
1.729% due 04/25/2023		3,396	3,515

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		$491	$479
Symphony CLO Ltd.
0.464% due 05/15/2019		666	661
Wood Street CLO BV
0.666% due 03/29/2021	EUR	100	136

Total Asset-Backed Securities (Cost $26,111)			27,124

SOVEREIGN ISSUES 9.1%
Australia Government Bond
5.250% due 03/15/2019	AUD	10,300	10,687
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	154
Colombian TES
3.000% due 03/25/2033 (b)	COP	1,340,615	626
France Government Bond
0.100% due 07/25/2021 (b)	EUR	2,125	3,000
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		2,230	3,215
2.100% due 09/15/2016 (b)		429	613
2.100% due 09/15/2021 (b)		978	1,440
2.250% due 04/22/2017 (b)		401	571
2.350% due 09/15/2024 (b)		5,441	7,985
3.100% due 09/15/2026 (b)		106	167
4.750% due 09/15/2016		400	596
5.500% due 11/01/2022		100	168
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,400	1,748
2.750% due 11/20/2025		2,200	2,828
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,459	10,759
Slovenia Government International Bond
4.700% due 11/01/2016		1,100	1,633
Spain Government International Bond
3.800% due 04/30/2024		5,600	8,409
5.400% due 01/31/2023		3,900	6,565
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	100	574

Total Sovereign Issues (Cost $59,187)			61,738

SHORT-TERM INSTRUMENTS 20.5%

CERTIFICATES OF DEPOSIT 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$6,750	6,751
1.075% due 05/16/2016		3,000	3,000
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		2,300	2,300

			12,051

REPURCHASE AGREEMENTS (c) 0.2%
			1,481

SHORT-TERM NOTES 15.5%
Fannie Mae
0.055% due 07/29/2014 †		100	100
0.060% due 08/18/2014 †		2,600	2,600
0.080% due 01/05/2015 †		4,100	4,098
0.085% due 01/05/2015 †		15,500	15,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
0.050% due 07/18/2014 †		$3,900	$3,900
0.077% due 10/17/2014 †		1,100	1,100
0.078% due 10/08/2014 - 10/22/2014 †		4,600	4,600
0.080% due 09/19/2014 - 10/01/2014 †		500	500
0.090% due 07/18/2014 †		2,400	2,400
0.097% due 09/19/2014 †		10,700	10,699
0.100% due 07/30/2014 - 01/26/2015 †		8,100	8,098
0.120% due 03/06/2015 †		2,300	2,299
Freddie Mac
0.055% due 09/02/2014 †		2,400	2,400
0.060% due 09/11/2014 †		900	900
0.065% due 09/10/2014 †		9,000	8,999
0.080% due 11/21/2014 - 11/26/2014 †		6,200	6,199
0.090% due 01/08/2015 - 01/14/2015 †		2,400	2,399
0.100% due 10/24/2014 †		28,100	28,096
0.110% due 11/19/2014 - 03/17/2015 †		1,000	1,000

			105,881

GREECE TREASURY BILLS 1.9%
2.486% due 07/18/2014 - 12/12/2014 (a)	EUR	9,300	12,673

U.S. TREASURY BILLS 1.1%
0.050% due 07/10/2014 - 03/05/2015 (a)(f)†		$7,368	7,367

Total Short-Term Instruments (Cost $139,370)			139,453

Total Investments in Securities (Cost $851,342)			861,542

		SHARES
SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio		1,561	15
PIMCO Short-Term Floating NAV Portfolio III		5,096,445	50,924

Total Short-Term Instruments (Cost $50,934)			50,939

Total Investments in Affiliates (Cost $50,934)			50,939

Total Investments 134.1% (Cost $902,276)			$912,481

Financial Derivative Instruments (e)(g) (0.1%) (Cost or Premiums, net $(476))			(962)

Other Assets and Liabilities, net (34.0%)			(230,963)

Net Assets 100.0%			$680,556

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.200% †	06/30/2014	07/01/2014	$900	Freddie Mac 4.750% due 11/17/2015	$(984)	$900	$900
SSB	0.000% †	06/30/2014	07/01/2014	581	Fannie Mae 2.110% due 11/07/2022	(593)	581	581

Total Repurchase Agreements						$(1,577)	$1,481	$1,481

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	04/30/2014	07/14/2014	$(10,517)	$(10,540)
	0.142%	06/03/2014	07/21/2014	(5,797)	(5,749)
	0.151%	06/09/2014	07/25/2014	(9,252)	(9,208)
	0.192%	06/16/2014	07/16/2014	(11,077)	(10,976)
BPG	0.110%	04/23/2014	07/10/2014	(70,544)	(70,654)
	0.132%	05/16/2014	07/17/2014	(3,993)	(3,959)
	0.150%	06/03/2014	07/09/2014	(2,319)	(2,322)
	0.150%	06/09/2014	07/10/2014	(620)	(621)
FOB	0.200%	06/19/2014	07/03/2014	(60,231)	(60,251)
MSC	0.130%	05/07/2014	07/11/2014	(3,342)	(3,347)
	0.130%	05/19/2014	07/14/2014	(6,330)	(6,341)
	0.132%	05/15/2014	07/15/2014	(901)	(893)
TDM	0.100%	05/12/2014	07/14/2014	(5,904)	(5,919)
	0.100%	06/16/2014	07/03/2014	(998)	(998)
	0.110%	04/24/2014	07/24/2014	(20,032)	(20,103)
	0.110%	05/22/2014	07/22/2014	(1,054)	(1,058)
	0.111%	05/21/2014	07/17/2014	(3,003)	(2,987)
	0.130%	05/29/2014	07/14/2014	(212)	(212)
	0.140%	05/30/2014	07/08/2014	(12,488)	(12,500)

Total Sale-Buyback Transactions					$(228,638)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $160,398 at a weighted average interest rate of 0.122%.

(3)	Payable for sale-buyback transactions includes $338 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$ 34,000	$(35,923)	$(35,954)
GSC	Fannie Mae	5.500%	07/01/2044	6,000	(6,660)	(6,713)

Total Short Sales					$(42,583)	$(42,667)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(d)	Securities with an aggregate market value of $230,119 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO CommodityRealReturn® Strategy Portfolio Master Securities Forward Transaction Agreement
BCY	$0	$0	$(36,473)	$0	$(36,473)	$36,774	$301
BOA	0	0	0	(35,954)	(35,954)	0	(35,954)
BPG	0	0	(77,556)	0	(77,556)	77,015	(541)
FOB	0	0	(60,251)	0	(60,251)	60,612	(361)
GSC	0	0	0	(6,713)	(6,713)	0	(6,713)
MSC	0	0	(10,581)	0	(10,581)	10,656	75
TDM	0	0	(43,777)	0	(43,777)	43,791	14

PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary) Global/Master Repurchase Agreement
JPS	900	0	0	0	900	(984)	(84)
SSB	581	0	0	0	581	(593)	(12)

Total Borrowings and Other Financing Transactions	$1,481	$0	$(228,638)	$(42,667)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX WTI Crude December Futures †	$85.000	11/17/2014	1	$1	$0

Total Purchased Options				$1	$0

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX WTI-Brent Crude Spread August Futures †	$(9.000)	07/15/2014	5	$(2)	$(2)
Call - NYMEX WTI-Brent Crude Spread August Futures †	(5.000)	07/15/2014	5	(4)	(1)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(18.000)	11/12/2014	3	(3)	(1)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(14.000)	11/12/2014	4	(5)	(2)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(6.000)	11/12/2014	14	(24)	(18)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(5.000)	11/12/2014	4	(6)	(4)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(2.000)	11/12/2014	3	(2)	(1)
Put - NYMEX WTI-Brent Crude Spread September Futures †	(12.000)	08/13/2014	6	(5)	(1)
Call - NYMEX WTI-Brent Crude Spread September Futures †	(6.000)	08/13/2014	6	(7)	(6)

				$(58)	$(36)

Total Written Options				$(58)	$(36)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3.5% Fuel Oil NWE Crack Spread August Futures †	Short	08/2014	1	$(4)	$0	$0
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread July Futures †	Short	07/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	1	(4)	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	1	$(5)	$0	$0
3.5% Fuel Oil NWE Crack Spread September Futures †	Short	09/2014	1	(4)	0	0
Brent Crude August Futures †	Long	07/2014	43	(85)	0	(45)
Brent Crude December Futures †	Long	11/2015	17	68	0	(6)
Brent Crude December Futures †	Short	10/2016	17	(67)	6	0
Brent Crude March Futures †	Short	02/2015	25	(131)	13	0
Brent Crude September Futures †	Short	08/2014	43	77	34	0
Call Options Strike @ USD 119.00 on Brent Crude September Futures †	Short	08/2014	3	1	1	0
Canola November Futures †	Long	11/2014	34	(4)	0	(9)
Cocoa December Futures †	Long	12/2014	44	2	32	(6)
Cocoa September Futures †	Short	09/2014	44	(5)	8	(36)
Corn December Futures †	Long	12/2014	91	(250)	0	(100)
Corn September Futures †	Short	09/2014	37	29	43	0
Euro-Mill Wheat March Futures †	Long	03/2015	38	(56)	1	(5)
Gas Oil Crack Spread Swap August Futures †	Long	08/2014	1	(4)	0	0
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	1	(2)	0	0
Gas Oil Crack Spread Swap July Futures †	Long	07/2014	1	(5)	0	0
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	1	(2)	0	0
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	1	(2)	0	0
Gas Oil Crack Spread Swap September Futures †	Long	09/2014	1	(3)	0	0
Gold 100 oz. August Futures †	Long	08/2014	42	198	8	0
Hard Red Spring Wheat December Futures †	Long	12/2014	17	(19)	0	(14)
Hard Red Winter Wheat December Futures †	Short	12/2014	17	21	17	0
Hard Red Winter Wheat September Futures †	Short	09/2014	13	11	14	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	16	(2)	1	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	16	0	1	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	16	8	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	16	7	1	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	16	8	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	16	(0)	1	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	16	(1)	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	16	6	1	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	16	(2)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	16	3	1	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	16	0	1	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	16	(0)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	1	(0)	0	0
Natural Gas April Futures †	Short	03/2015	15	9	0	(3)
Natural Gas April Futures †	Short	03/2016	16	12	0	(3)
Natural Gas August Futures †	Long	07/2015	33	(36)	5	0
Natural Gas December Futures †	Long	11/2014	143	106	63	0
Natural Gas January Futures †	Short	12/2014	3	3	0	(1)
Natural Gas March Futures †	Short	02/2015	15	15	0	(6)
Natural Gas March Futures †	Long	02/2016	16	(17)	3	0
Natural Gas May Futures †	Long	04/2015	33	19	5	0
Natural Gas October Futures †	Short	09/2015	33	41	0	(6)
Natural Gas October Futures †	Long	09/2014	64	26	31	0
Natural Gas September Futures †	Short	08/2014	207	333	0	(106)
New York Harbor ULSD December Futures †	Long	11/2014	9	39	0	(9)
New York Harbor ULSD September Futures †	Long	08/2014	4	15	0	(4)
Put Options Strike @ USD 95.000 on Brent Crude December Futures †	Short	11/2014	1	1	0	0
RBOB Gasoline December Futures †	Short	11/2014	9	(43)	7	0
RBOB Gasoline September Futures †	Short	08/2014	4	(25)	5	0
Soybean August Futures †	Short	08/2014	9	14	22	0
Soybean Meal August Futures †	Short	08/2014	4	6	7	0
Soybean Meal September Futures †	Long	09/2014	4	(9)	0	(9)
Soybean November Futures †	Short	11/2014	25	109	88	0
Sugar No. 11 March Futures †	Short	02/2015	152	(43)	44	0
Sugar No. 11 October Futures †	Long	09/2014	122	14	0	(40)
U.S. Treasury 5-Year Note September Futures	Long	09/2014	185	(49)	13	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	Long	09/2014	162	$(24)	$15	$0
Wheat March Futures †	Short	03/2015	22	115	14	0
Wheat September Futures †	Long	09/2014	13	(10)	0	(11)
White Sugar October Futures †	Long	09/2014	30	(11)	0	(12)
WTI Crude December Futures †	Short	11/2014	78	(145)	21	0
WTI Crude December Futures †	Long	11/2015	43	160	1	0
WTI Crude June Futures †	Long	05/2015	149	870	0	(18)
WTI Crude March Futures †	Long	02/2015	51	274	0	(9)
WTI Crude March Futures †	Long	02/2016	10	15	1	0
WTI Crude September Futures †	Short	08/2014	115	(521)	36	0
WTI Crude September Futures †	Long	08/2015	52	357	0	(1)

Total Futures Contracts				$1,394	$570	$(459)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 13,850	$355	$83	$0	$(20)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$ 15,500	$1,669	$740	$0	$(83)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	7,500	(296)	(597)	0	(45)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	9,100	(813)	(382)	0	(56)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	100	(3)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR 2,800	(484)	(333)	0	(2)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY 1,340,000	(473)	(373)	0	(1)

					$(400)	$(946)	$0	$(188)

Total Swap Agreements					$(45)	$(863)	$0	$(208)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $4,537 and cash of $553 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO CommodityRealReturn® Strategy Portfolio (4)	$0	$28	$0	$28	$0	$0	$(208)	$(208)
PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary) (4)	0	542	0	542	(36)	(459)	0	(495)

Total Exchange-Traded or Centrally Cleared	$0	$570	$0	$570	$(36)	$(459)	$(208)	$(703)

(4)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	08/2014		EUR	4,639	$	6,278	$0	$(75)

BPS	07/2014		AUD	16,838		15,547	0	(331)
	07/2014		EUR	367	PLN	1,553	8	0
	08/2014		$	1,453	EUR	1,072	15	0

BRC	08/2014		EUR	52,717	$	71,995	0	(204)
	08/2014	†	$	927	EUR	679	3	0
	09/2014		GBP	1,989	$	3,339	0	(63)

CBK	07/2014		BRL	12		6	0	0
	07/2014		$	6	BRL	12	0	0
	08/2014	†	EUR	4,962	$	6,758	0	(38)
	10/2014		ZAR	3,561		332	3	0

DUB	07/2014		$	15,882	AUD	16,838	0	(5)
	07/2014			1,849	INR	112,191	16	(4)
	08/2014		AUD	16,838	$	15,844	5	0
	08/2014		$	7,034	EUR	5,153	23	0

FBF	07/2014			279	INR	17,055	4	0
	10/2014		COP	1,177,189	$	613	0	(9)

GLM	07/2014		JPY	724,200		7,130	0	(19)
	07/2014		$	1,060	INR	65,020	18	0
	08/2014			1,495	MXN	19,694	17	0
	09/2014			6,694		87,294	0	(2)

HUS	07/2014		EUR	646	PLN	2,726	11	0
	07/2014		$	1,105	INR	67,714	18	0

JPM	07/2014		BRL	19,580	$	8,747	0	(115)
	07/2014		JPY	676,000		6,637	0	(36)
	07/2014		$	8,890	BRL	19,580	0	(28)
	07/2014			3,044	INR	183,196	20	(25)
	07/2014			13,787	JPY	1,400,200	34	0
	08/2014		JPY	1,400,200	$	13,790	0	(35)
	08/2014		$	8,667	BRL	19,580	112	0

RBC	09/2014		CAD	738	$	679	0	(11)
	09/2014	†	$	349	CAD	379	6	0

UAG	07/2014		BRL	19,568	$	8,884	28	0
	07/2014		$	8,692	BRL	19,568	164	0
	07/2014			975	INR	59,797	17	0

Total Forward Foreign Currency Contracts							$522	$(1,000)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$	150.000	11/17/2015	$8,200	$516	$12

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR	8,600	$120	$15

Total Purchased Options								$636	$27

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC Arabica Coffee September Futures †	$	150.000	08/08/2014	$75	$(2)	$(1)
	Call - OTC Arabica Coffee September Futures †		210.000	08/08/2014	75	(3)	(2)
	Call - OTC Nickel July Futures †		21,750.000	07/02/2014	3	(13)	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Nickel July Futures †	$	21,750.000	07/02/2014	$1	$(5)	$0

GST	Call - OTC Nickel July Futures †		21,750.000	07/02/2014	2	(7)	0

JPM	Put - OTC Arabica Coffee September Futures †		150.000	08/08/2014	38	(1)	0
	Call - OTC Arabica Coffee September Futures †		210.000	08/08/2014	37	(2)	(1)

MYC	Call - OTC Brent Crude December Futures †		160.000	11/10/2015	8,200	(517)	(24)

						$(550)	$(28)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR	17,200	$(120)	$(10)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	2,200	$(8)	$(1)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,100	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		400	(1)	0

FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		5,000	(2)	(2)

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		1,200	(4)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		800	(3)	0

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,200	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		900	(3)	0

							$ (35)	$(8)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$ 40	$(21)	$0

DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	10	(5)	0

					$(26)	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(2)

CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(8)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	(1)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	(10)	(1)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(8)	(2)

JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	(4)

						$(149)	$(18)

Total Written Options						$(880)	$(64)

(1)	YOY options may have a series of expirations.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	96	$122,530	EUR	0	$(1,567)
Sales	475	71,848		68,100	(1,062)
Closing Buys	(66)	0		(17,000)	189
Expirations	(317)	(161,197)		(16,200)	1,402
Exercised	(138)	(8,100)		(2,900)	100

Balance at End of Period	50	$25,081	EUR	32,000	$(938)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Pay	LLSBRT 2H14 Index †	$6.200	12/31/2014	2,700	$0	$(3)	$0	$(3)
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	12,000	0	8	8	0

CBK	Pay	GOCO CAL14 Index †	17.760	12/31/2014	1,200	0	7	7	0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	900	0	5	5	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	1,200	0	10	10	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	900	0	8	8	0
	Pay	LLSBRT 2H14 Index †	6.250	12/31/2014	2,700	0	(3)	0	(3)
	Pay	LLSBRT K4-Z4 Index †	6.500	12/31/2014	13,200	0	(20)	0	(20)

DUB	Receive	GOCO CAL14 Index †	17.000	12/31/2014	5,400	0	(26)	0	(26)
	Pay	GOCO CAL14 Index †	17.180	12/31/2014	3,000	0	15	15	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	5,400	0	(29)	0	(29)
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	3,000	0	28	28	0
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	30,000	0	157	157	0
	Receive	NGCAL19 Index †	7.200	12/31/2019	84,000	0	(188)	0	(188)

GST	Pay	GOCO CAL14 Index †	17.100	12/31/2014	3,000	0	15	15	0
	Pay	GOCO CAL14 Index †	17.700	12/31/2014	900	0	5	5	0
	Pay	GOCO CAL14 Index †	18.000	12/31/2014	2,400	0	14	14	0
	Pay	HSFOCO CAL14 Index †	11.000	12/31/2014	2,400	0	19	19	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	900	0	8	8	0
	Pay	HSFOCO CAL14 Index †	9.900	12/31/2014	3,000	0	28	28	0
	Pay	LLSBRT 2H14 Index †	6.300	12/31/2014	6,000	0	(6)	0	(6)

JPM	Pay	LLSBRT 2H14 Index †	6.430	12/31/2014	5,400	0	(6)	0	(6)

MAC	Receive	CUAC 1Q15 Index †	40.000	03/31/2015	690,000	0	133	133	0
	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	48,000	0	9	9	0
	Receive	CUAC 1Q15 Index †	41.000	03/31/2015	30,000	0	5	5	0

						$0	$193	$474	$(281)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.133%	$ 400	$0	$(5)	$0	$(5)

GST	RPM International, Inc.	(1.500%	)	03/20/2018	0.411%	1,000	0	(41)	0	(41)

							$0	$(46)	$0	$(46)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.887%	$	4,300	$(74)	$98	$24	$0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		200	(16)	11	0	(5)

CBK	Russia Government International Bond	1.000%	03/20/2019	1.662%		200	(17)	11	0	(6)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		2,100	(106)	77	0	(29)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		3,300	(168)	122	0	(46)

MYC	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	300	(14)	6	0	(8)

							$(395)	$325	$24	$(94)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	2,500	$(4)	$150	$146	$0

BPS	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		4,300	17	273	290	0
	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	38,600	126	276	402	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016	$	1,700	0	18	18	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		8,700	20	(140)	0	(120)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		800	6	(21)	0	(15)

BRC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	1,500	2	(2)	0	0

CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	100	1	3	4	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		400	5	22	27	0

DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		700	7	26	33	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		500	6	27	33	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	9,700	(5)	4	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.728%	12/19/2015	$	5,100	0	48	48	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		1,200	0	13	13	0
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		4,700	0	47	47	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		1,200	10	(32)	0	(22)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		13,100	0	(189)	0	(189)

FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	200	1	8	9	0

GLM	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	8.300%	01/02/2017		10,300	13	(310)	0	(297)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		15,400	(2)	0	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	$	2,900	0	(44)	0	(44)

JPM	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	100	0	(1)	0	(1)

MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	500	6	18	24	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	800	(1)	(23)	0	(24)

RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	100	1	4	5	0

UAG	Pay	1-Year BRL-CDI	10.410%	01/02/2015	BRL	3,300	2	0	2	0
	Pay	1-Year BRL-CDI	8.150%	01/02/2017		13,100	0	(412)	0	(412)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		7,300	9	(10)	0	(1)

							$220	$(248)	$1,101	$(1,129)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	BCOMTR Index †	239,127	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$64,870	$(44)	$0	$(44)

CBK	Receive	BCOMTR Index †	43,702	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	11,855	(8)	0	(8)
	Receive	CVICSTR3 Index †	48,060	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	14,236	(12)	0	(12)

DUB	Receive	BCOMTR Index †	169,235	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	45,909	(31)	0	(31)

FBF	Receive	BCOMTR Index †	128,716	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	34,918	(23)	0	(23)

GLM	Receive	BCOMTR Index †	223,563	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	60,647	(40)	0	(40)

JPM	Receive	BCOMTR Index †	241,263	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	65,449	(44)	0	(44)
	Receive	JMABNIC0 Index †	5,035	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	3,792	4	4	0
	Receive	JMABNICP Index †	19,944	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	14,606	13	13	0

MAC	Receive	BCOMTR Index †	114,062	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	30,942	(21)	0	(21)

MYC	Receive	BCOMTR Index †	241,799	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	65,594	(44)	0	(44)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Receive	MOTT3001 Index †	234,163	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$ 69,360	$(48)	$0	$(48)
	Receive	MOTT3002 Index †	412,422	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	121,458	(105)	0	(105)

SOG	Receive	BCOMTR Index †	282,756	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	76,705	(51)	0	(51)

							$(454)	$17	$(471)

(6)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	$	142	$0	$1	$1	$0
	Pay	SPGCCLP Index †	4.580%	05/14/2015		134	0	2	2	0

DUB	Pay	BCOM Index †	1.440%	11/04/2014		236	0	0	0	0
	Pay	BCOM Index †	1.440%	11/05/2014		372	0	0	0	0
	Pay	Brent Crude August Futures †	2.690%	08/11/2014		305	0	1	1	0
	Pay	Brent Crude August Futures †	2.756%	08/11/2014		186	0	1	1	0
	Pay	Brent Crude July Futures †	3.423%	07/11/2014		541	0	10	10	0
	Pay	Brent Crude September Futures †	2.657%	09/10/2014		189	0	1	1	0
	Pay	SPGCCLP Index †	4.623%	05/14/2015		130	0	2	2	0
	Receive	WTI Crude August Futures †	2.657%	08/15/2014		189	0	(1)	0	(1)
	Receive	WTI Crude August Futures †	2.839%	08/15/2014		297	0	(2)	0	(2)
	Receive	WTI Crude July Futures †	3.423%	07/17/2014		541	0	(10)	0	(10)
	Receive	WTI Crude June Futures †	2.772%	05/14/2015		181	0	(1)	0	(1)
	Receive	WTI Crude June Futures †	3.240%	05/14/2015		307	0	(3)	0	(3)
	Receive	WTI Crude September Futures †	2.592%	09/17/2014		191	0	(1)	0	(1)

GST	Pay	BCOM Index †	1.960%	02/03/2015		205	0	0	0	0
	Pay	GOLDLNPM Index †	5.176%	08/06/2014		670	0	21	21	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015		170	0	5	5	0
	Pay	S&P 500 Index †	4.020%	10/17/2014		1,030	0	28	28	0
	Receive	SLVRLND Index †	10.890%	11/25/2015		130	0	(5)	0	(5)
	Pay	SPGCGCP Index †	2.723%	06/11/2015		338	0	2	2	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015		233	0	1	1	0

JPM	Pay	GOLDLNPM Index †	7.563%	09/30/2014		570	0	30	30	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014		295	0	3	3	0

MYC	Pay	Brent Crude August Futures †	3.572%	08/11/2014		145	0	2	2	0
	Pay	GOLDLNPM Index †	5.406%	04/21/2016		910	0	20	20	0
	Receive	SLVRLND Index †	9.151%	04/21/2016		700	0	(14)	0	(14)
	Receive	WTI Crude August Futures †	3.028%	08/11/2014		157	0	(2)	0	(2)

SOG	Pay	SPGCCLP Index †	4.000%	05/14/2015		151	0	1	1	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015		172	0	(1)	0	(1)

							$0	$91	$131	$(40)

Total Swap Agreements							$(175)	$(139)	$1,747	$(2,061)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $1,123 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
PIMCO CommodityRealReturn® Strategy Portfolio
BOA	$0	$0	$170	$170	$(75)	$0	$(5)	$(80)	$90	$(140)	$(50)
BPS	23	0	710	733	(331)	(3)	(135)	(469)	264	(610)	(346)
BRC	0	0	0	0	(267)	0	0	(267)	(267)	(110)	(377)
CBK	3	0	31	34	0	(11)	(6)	(17)	17	(98)	(81)
DUB	44	0	174	218	(9)	(3)	(246)	(258)	(40)	299	259
FBF	4	0	9	13	(9)	(2)	0	(11)	2	0	2
GLM	35	15	0	50	(21)	(10)	(344)	(375)	(325)	384	59
GST	0	0	0	0	0	(1)	(41)	(42)	(42)	0	(42)
HUS	29	0	0	29	0	0	0	0	29	0	29
JPM	166	0	0	166	(239)	(6)	(47)	(292)	(126)	0	(126)
MYC	0	0	24	24	0	0	(32)	(32)	(8)	(19)	(27)
RBC	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
RYL	0	0	5	5	0	0	0	0	5	0	5
UAG	209	0	2	211	0	0	(413)	(413)	(202)	439	237

PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
BOA	0	0	8	8	0	0	(47)	(47)	(39)	(750)	(789)
BRC	3	0	0	3	0	0	0	0	3	0	3
CBK	0	0	33	33	(38)	(3)	(43)	(84)	(51)	(340)	(391)
DUB	0	0	215	215	0	0	(292)	(292)	(77)	(460)	(537)
FBF	0	0	0	0	0	0	(23)	(23)	(23)	(409)	(432)
GLM	0	0	0	0	0	0	(40)	(40)	(40)	(660)	(700)
GST	0	0	146	146	0	0	(11)	(11)	135	(260)	(125)
JPM	0	0	50	50	0	(1)	(50)	(51)	(1)	(1,070)	(1,071)
MAC	0	0	147	147	0	0	(21)	(21)	126	(450)	(324)
MYC	0	12	22	34	0	(24)	(213)	(237)	(203)	(14,745)	(14,948)
RBC	6	0	0	6	0	0	0	0	6	0	6
SOG	0	0	1	1	0	0	(52)	(52)	(51)	(890)	(941)

Total Over the Counter	$522	$27	$1,747	$2,296	$(1,000)	$(64)	$(2,061)	$(3,125)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$542	$0	$0	$0	$28	$570

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$522	$0	$522
Purchased Options	12	0	0	0	15	27
Swap Agreements	594	24	28	0	1,101	1,747

	$606	$24	$28	$522	$1,116	$2,296

	$1,148	$24	$28	$522	$1,144	$2,866

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$36	$0	$0	$0	$0	$36
Futures	459	0	0	0	0	459
Swap Agreements	0	20	0	0	188	208

	$495	$20	$0	$0	$188	$703

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,000	$0	$1,000
Written Options	28	8	0	0	28	64
Swap Agreements	792	140	0	0	1,129	2,061

	$820	$148	$0	$1,000	$1,157	$3,125

	$1,315	$168	$0	$1,000	$1,345	$3,828

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$9	$0	$0	$0	$0	$9
Written Options	192	0	0	0	17	209
Futures	(1,863)	0	0	0	(152)	(2,015)
Swap Agreements	0	62	0	0	(902)	(840)

	$(1,662)	$62	$0	$0	$(1,037)	$(2,637)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$568	$0	$568
Purchased Options	0	0	0	0	(275)	(275)
Written Options	85	43	0	331	824	1,283
Swap Agreements	43,949	29	0	0	956	44,934

	$44,034	$72	$0	$899	$1,505	$46,510

	$42,372	$134	$0	$899	$468	$43,873

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(1)	$0	$0	$0	$0	$(1)
Written Options	2	0	0	0	7	9
Futures	1,518	0	0	0	795	2,313
Swap Agreements	0	83	0	0	(4,009)	(3,926)

	$1,519	$83	$0	$0	$(3,207)	$(1,605)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(688)	$0	$(688)
Purchased Options	1	0	0	0	(56)	(55)
Written Options	(31)	27	0	0	(562)	(566)
Swap Agreements	2,630	323	23	0	661	3,637

	$2,600	$350	$23	$(688)	$43	$2,328

	$4,119	$433	$23	$(688)	$(3,164)	$723

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,858	$0	$27,858
Industrials	0	3,950	0	3,950
Utilities	0	14,092	0	14,092
U.S. Government Agencies	0	13,514	0	13,514
U.S. Treasury Obligations	0	544,670	0	544,670
Mortgage-Backed Securities	0	29,143	0	29,143
Asset-Backed Securities	0	27,124	0	27,124
Sovereign Issues	0	61,738	0	61,738
Short-Term Instruments
Certificates of Deposit	0	12,051	0	12,051
Repurchase Agreements	0	1,481	0	1,481
Short-Term Notes	0	105,881	0	105,881
Greece Treasury Bills	0	12,673	0	12,673
U.S. Treasury Bills	0	7,367	0	7,367
	$0	$861,542	$0	$861,542

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,939	$0	$0	$50,939
Total Investments	$50,939	$861,542	$0	$912,481

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,667)	$0	$(42,667)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	570	0	0	570
Over the counter	0	2,296	0	2,296
	$570	$2,296	$0	$2,866

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(495)	(208)	0	(703)
Over the counter	0	(3,107)	(18)	(3,125)
	$(495)	$(3,315)	$(18)	$(3,828)

Totals	$51,014	$817,856	$(18)	$868,852

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes

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obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant

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Notes to Financial Statements (Cont.)

inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a

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pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that

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Notes to Financial Statements (Cont.)

are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$289,665	$22,711	$(312,359)	$(18)	$16	$15	$11	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$37	$397,223	$(346,360)	$18	$6	$50,924	$24	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

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including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties

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Notes to Financial Statements (Cont.)

are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the

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swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received

(paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no

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Notes to Financial Statements (Cont.)

credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront

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payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates,

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Notes to Financial Statements (Cont.)

usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options,

have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio

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subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances,

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Notes to Financial Statements (Cont.)

the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2014 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Date of Incorporation	07/21/2006
Subscription Agreement	08/01/2006
Portfolio Net Assets	$680,556
Subsidiary % of Portfolio Net Assets	23.3%

Subsidiary Financial Statement Information
Total assets	$168,213
Total liabilities	9,852
Net assets	$158,361
Total income	499
Net investment income (loss)	(7)
Net realized gain (loss)	42,399
Net change in unrealized appreciation (depreciation)	4,464
Increase (decrease) in net assets resulting from operations	$46,856

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions

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and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver by PIMCO. For the period ended June 30, 2014, the amount was $503,035.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,865	$0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	JUNE 30, 2014	41

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$302,304	$336,118	$94,637	$54,515

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	193	$1,254	206	$1,332
Administrative Class	6,801	43,640	22,767	145,818
Advisor Class	2,988	19,418	6,020	39,184
Issued as reinvestment of distributions
Institutional Class	1	4	1	8
Administrative Class	125	814	1,382	9,149
Advisor Class	28	182	350	2,343
Cost of shares redeemed
Institutional Class	(75)	(480)	(20)	(134)
Administrative Class	(10,060)	(64,421)	(23,024)	(147,293)
Advisor Class	(1,749)	(11,323)	(3,558)	(23,171)
Net increase (decrease) resulting from Portfolio share transactions	(1,748)	$(10,912)	4,124	$27,236

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 42% of the Portfolio. One shareholder is a related party to the portfolio and comprises 18% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$902,401	$11,985	$(1,905)	$10,080

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

42	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MAC	Macquarie Bank Limited	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	USD (or $)	United States Dollar
COP	Colombian Peso	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index Abbreviations:
BCOM	Bloomberg Commodity Index	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	LLSBRT K4-Z4	LLS-Brent May-December 2014 Spread Calendar Swap
BCOMTR	Bloomberg Commodity Index Total Return	JMABNIC0	JPMorgan Nic 0 Custom Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNICP	JPMorgan Nic P Custom Index	NGCAL19	Natural Gas Calendar 2019
CUAC 1Q15	1st Quarter of 2015 Corn-Ethanol Spread Calendar Swap	LLSBRT 2H14	2nd Half 2014 LLS-Brent Spread Calendar Swap	PLTMLNPM	London Platinum & Palladium Market PM Fix
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	LLSBRT CAL14	2014 Iis-Brent Spread Calendar Swap	SLVRLND	London Silver Market Fixing Ltd.
FRCPXTOB	France Consumer Price ex-Tobacco Index	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
GOCO CAL14	2014 Gasoil Crack Calendar Swap	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return	ULSD	Ultra-Low Sulfur Diesel
GOLDLNPM	London Gold Market Fixing Ltd. PM

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	YOY	Year-Over-Year
LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

SEMIANNUAL REPORT	JUNE 30, 2014	43

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT11SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

4	PIMCO VARIABLE INSURANCE TRUST

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

SEMIANNUAL REPORT	JUNE 30, 2014	5

Important Information About the Portfolio

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

6	PIMCO VARIABLE INSURANCE TRUST

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	59.7%
Short-Term Instruments‡	20.9%
Sovereign Issues	6.8%
Corporate Bonds & Notes	5.0%
Mortgage-Backed Securities	3.2%
Other	4.4%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class	9.99%	11.30%	-2.04%
Bloomberg Commodity Index Total Return±	7.08%	8.21%	-2.14%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 0.94% for Institutional Class shares.

± Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. Prior to June 30, 2014, the Bloomberg Commodity Index Total Return was named Dow Jones-UBS Commodity Index Total Return.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,099.90	$1,020.98
Expenses Paid During Period†	$4.01	$3.86
Net Annualized Expense Ratio††	0.77%	0.77%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»	Exposure to commodities, which rose during the reporting period, benefited absolute returns.

»

The Fund’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral for the commodities exposure, benefited relative performance as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Bloomberg Commodity Index Total Return.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) benefited relative performance as Australian real yields fell during the reporting period.

»	An overweight to Italian real duration benefited relative performance as Italian real yields generally fell during the reporting period.

»	An underweight exposure to longer-maturity U.S. interest rates detracted from relative performance as longer-maturity nominal yields fell during the reporting period.

SEMIANNUAL REPORT	JUNE 30, 2014	7

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$5.96		$7.10	$7.40
Net investment income (a)	0.07		0.06	0.14
Net realized/unrealized gain (loss)	0.53		(1.08)	(0.01)
Total income (loss) from investment operations	0.60		(1.02)	0.13
Dividends from net investment income	(0.02)		(0.12)	(0.18)
Distributions from net realized capital gains	0.00		0.00	(0.25)
Total distributions	(0.02)		(0.12)	(0.43)
Net asset value end of year or period	$6.54		$5.96	$7.10
Total return	9.99%		(14.55)%	1.75%
Net assets end of year or period (000s)	$2,151		$1,252	$166
Ratio of expenses to average net assets	0.77	%*	0.82%	0.85	%*
Ratio of expenses to average net assets excluding waivers	0.92	%*	0.94%	0.99	%*
Ratio of expenses to average net assets excluding interest expense	0.74	%*	0.74%	0.74	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.89	%*	0.86%	0.88	%*
Ratio of net investment income to average net assets	2.10	%*	1.01%	2.92	%*
Portfolio turnover rate	57	%**	57%**	77	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$861,542
Investments in Affiliates	50,939
Financial Derivative Instruments
Exchange-traded or centrally cleared	570
Over the counter	2,296
Cash	191
Deposits with counterparty	553
Foreign currency, at value	1,561
Receivable for investments sold	116,444
Receivable for Portfolio shares sold	2,490
Interest receivable	3,037
Dividends receivable from Affiliates	6
Reimbursement receivable from PIMCO	87
1,039,716

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$228,638
Payable for short sales	42,667
Financial Derivative Instruments
Exchange-traded or centrally cleared	703
Over the counter	3,125
Payable for investments purchased	72,102
Payable for investments in Affiliates purchased	6
Deposits from counterparty	10,620
Payable for Portfolio shares redeemed	703
Accrued investment advisory fees	326
Accrued supervisory and administrative fees	160
Accrued distribution fees	32
Accrued servicing fees	61
Other liabilities	17
359,160

Net Assets	$680,556

Net Assets Consist of:
Paid in capital	$633,220
Undistributed net investment income	8,744
Accumulated undistributed net realized gain	28,324
Net unrealized appreciation	10,268
$680,556

Net Assets:
Institutional Class	$2,151
Administrative Class	514,431
Advisor Class	163,974

Shares Issued and Outstanding:
Institutional Class	329
Administrative Class	78,301
Advisor Class	24,684

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$6.54
Administrative Class	6.57
Advisor Class	6.64

Cost of Investments in Securities	$851,342
Cost of Investments in Affiliates	$50,934
Cost of Foreign Currency Held	$1,544
Proceeds Received on Short Sales	$42,583
Cost or Premiums of Financial Derivative Instruments, net	$(476)

* Includes repurchase agreements of:	$1,481

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest, net of foreign taxes*	$8,800
Dividends from Investments in Affiliates	35
Miscellaneous income	1
Total Income	8,836

Expenses:
Investment advisory fees	1,970
Supervisory and administrative fees	969
Servicing fees - Administrative Class	378
Distribution and/or servicing fees - Advisor Class	190
Trustee fees	3
Interest expense	102
Total Expenses	3,612
Waiver and/or Reimbursement by PIMCO	(503)
Net Expenses	3,109

Net Investment Income	5,727

Net Realized Gain (Loss):
Investments in securities	(803)
Exchange-traded or centrally cleared financial derivative instruments	(2,637)
Over the counter financial derivative instruments	46,510
Foreign currency	(32)
Net Realized Gain	43,038

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	12,783
Investments in Affiliates	22
Exchange-traded or centrally cleared financial derivative instruments	(1,605)
Over the counter financial derivative instruments	2,328
Foreign currency assets and liabilities	18
Net Change in Unrealized Appreciation	13,546
Net Gain	56,584

Net Increase in Net Assets Resulting from Operations	$62,311

* Foreign tax withholdings	$1

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,727	$3,507
Net realized gain (loss)	43,038	(81,990)
Net change in unrealized appreciation (depreciation)	13,546	(28,320)
Net increase (decrease) resulting from operations	62,311	(106,803)

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(8)
Administrative Class	(814)	(9,149)
Advisor Class	(182)	(2,343)

Total Distributions	(1,000)	(11,500)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(10,912)	27,236

Total Increase (Decrease) in Net Assets	50,399	(91,067)

Net Assets:
Beginning of period	630,157	721,224
End of period*	$680,556	$630,157

* Including undistributed net investment income of:	$8,744	$4,017

**	See Note 13 in the Notes to Financial Statements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO CommodityRealReturn® Strategy Portfolio

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$62,311

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(402,158)
Proceeds from sales of long-term securities	395,594
Proceeds from sales of short-term portfolio investments, net	183,279
Decrease in deposits with counterparty	1,226
(Increase) in receivable for investments sold	(51,449)
(Increase) in interest and dividends receivable	(233)
(Increase) in exchange-traded or centrally cleared derivatives	(3,738)
Decrease in over the counter derivatives	46,265
(Increase) in reimbursement receivable from PIMCO	(29)
Increase in payable for investments purchased	69,518
Increase in deposits from counterparty	4,191
Increase in accrued investment advisory fees	20
Increase in accrued supervisory and administrative fees	9
Increase in accrued distribution fee	2
Proceeds from short sales transactions, net	35,130
Payments on currency transactions	(6)
Increase in other liabilities	1
Net Realized (Gain) Loss
Investments in securities	803
Exchange-traded or centrally cleared financial derivative instruments	2,637
Over the counter financial derivative instruments	(46,510)
Foreign currency	32
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(12,783)
Investments in Affiliates	(22)
Exchange-traded or centrally cleared financial derivative instruments	1,605
Over the counter financial derivative instruments	(2,328)
Foreign currency assets and liabilities	(18)
Net amortization (accretion) on investments	3,424
Net cash provided by operating activities	286,773

Cash flows (used for) financing activities:
Proceeds from shares sold	72,238
Payments on shares redeemed	(75,872)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	33,471
Payments on reverse repurchase agreements	(33,471)
Proceeds from sale-buyback transactions	1,042,477
Payments on sale-buyback transactions	(1,325,031)
Net cash (used for) financing activities	(286,188)

Net Increase in Cash and Foreign Currency	585

Cash and Foreign Currency:
Beginning of period	1,167
End of period	$1,752

* Reinvestment of dividends	$1,000

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.6%

CORPORATE BONDS & NOTES 6.7%

BANKING & FINANCE 4.1%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$730	$737
ANZ New Zealand International Ltd.
0.666% due 08/19/2014		1,000	1,001
Bankia S.A.
0.532% due 01/25/2016	EUR	200	271
3.500% due 12/14/2015		1,600	2,281
3.500% due 01/17/2019		700	1,019
BNP Paribas S.A.
0.533% due 11/07/2015		$4,900	4,900
BPCE S.A.
0.796% due 11/18/2016		2,800	2,808
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	600	842
2.875% due 05/19/2016		1,400	1,966
Citigroup, Inc.
0.745% due 05/01/2017		$6,800	6,799
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	1,400	2,477
Depfa ACS Bank
3.875% due 11/14/2016	EUR	100	148
Eksportfinans ASA
2.375% due 05/25/2016		$800	802
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		100	99
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		200	202
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,506

			27,858

INDUSTRIALS 0.6%
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		1,200	1,203
Cardinal Health, Inc.
6.000% due 06/15/2017		400	450
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	1,044
RPM International, Inc.
6.500% due 02/15/2018		$1,000	1,145
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		100	108

			3,950

UTILITIES 2.0%
AT&T, Inc.
0.654% due 03/30/2017		6,400	6,417
BellSouth Corp.
4.182% due 04/26/2021		6,500	6,688
Electricite de France
0.688% due 01/20/2017		400	402
1.150% due 01/20/2017		100	100
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		400	375
Rosneft Finance S.A.
6.625% due 03/20/2017		100	110

			14,092

Total Corporate Bonds & Notes (Cost $45,538)			45,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.502% due 05/25/2042	$8	$8
0.832% due 02/25/2041	1,064	1,078
1.324% due 10/01/2044	9	9
2.269% due 05/25/2035	73	75
2.485% due 11/01/2034	54	58
4.918% due 07/01/2035	40	41
5.208% due 11/01/2035	61	64
5.290% due 01/01/2036	208	224
Freddie Mac
0.382% due 02/15/2019	233	233
0.412% due 08/25/2031	2	2
0.602% due 08/15/2033 - 09/15/2042	3,234	3,237
1.319% due 02/25/2045	106	108
2.094% due 07/01/2036 †	270	287
2.138% due 09/01/2036 †	286	301
2.241% due 10/01/2036 †	162	171
2.370% due 01/01/2034	9	10
2.500% due 10/02/2019 (f)	3,700	3,718
Ginnie Mae
0.453% due 03/20/2037	1,309	1,311
NCUA Guaranteed Notes
0.602% due 10/07/2020	769	773
0.712% due 12/08/2020	1,294	1,303
Small Business Administration
5.510% due 11/01/2027	452	503

Total U.S. Government Agencies (Cost $13,401)		13,514

U.S. TREASURY OBLIGATIONS 80.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)(h)	79,387	81,505
0.125% due 04/15/2017	5,427	5,616
0.125% due 04/15/2018 (d)	79,160	81,782
0.125% due 04/15/2019	4,552	4,687
0.500% due 04/15/2015 (f)(h)	24,064	24,423
0.625% due 07/15/2021	68,079	71,717
0.625% due 01/15/2024	11,886	12,312
1.125% due 01/15/2021 (d)	12,411	13,446
1.250% due 07/15/2020 (d)	46,101	50,537
1.375% due 01/15/2020	6,089	6,680
1.375% due 02/15/2044	4,272	4,690
1.625% due 01/15/2015 (f)(h)	20,608	20,955
1.875% due 07/15/2019 (d)(f)	26,618	29,966
2.000% due 07/15/2014 (f)(h)	9,809	9,832
2.000% due 01/15/2016	14,033	14,802
2.000% due 01/15/2016 (f)†	13,138	13,857
2.125% due 01/15/2019	2,319	2,612
2.375% due 01/15/2017 †	21,393	23,412
2.625% due 07/15/2017 (d)†	59,408	66,525
3.875% due 04/15/2029 †	144	211
U.S. Treasury Notes
0.109% due 04/30/2016 †	3,000	3,001
0.250% due 01/31/2015 †	2,100	2,102

Total U.S. Treasury Obligations (Cost $540,553)		544,670

MORTGAGE-BACKED SECURITIES 4.3%
American General Mortgage Loan Trust
5.150% due 03/25/2058	92	92
Banc of America Mortgage Trust
2.628% due 06/25/2035	193	185
4.682% due 11/25/2034	102	99
Banc of America Re-REMIC Trust
5.679% due 06/24/2050	286	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
5.208% due 03/26/2037		$517	$512
5.250% due 08/26/2037		1,419	1,487
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		37	38
2.528% due 03/25/2035		30	31
2.580% due 03/25/2035		121	123
2.684% due 03/25/2035		140	138
2.710% due 01/25/2035		477	474
2.881% due 01/25/2035		484	489
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		78	79
2.280% due 09/25/2035		87	88
2.500% due 10/25/2035		738	731
2.764% due 09/25/2037 ^		684	581
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		2,406	2,123
0.348% due 12/20/2046		2,125	1,644
6.000% due 02/25/2037 ^		306	242
Countrywide Home Loan Mortgage Pass-Through Trust
2.521% due 11/19/2033		6	6
2.747% due 08/25/2034		55	49
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		305	333
5.467% due 09/18/2039		892	953
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,054
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		23	23
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	176	300
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045		$13	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		3,268	3,426
GSR Mortgage Loan Trust
2.834% due 01/25/2035		114	112
HarborView Mortgage Loan Trust
0.395% due 03/19/2036		71	53
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	1,520	2,083
IndyMac Mortgage Loan Trust
2.722% due 11/25/2035 ^		$272	247
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		23	23
JPMorgan Mortgage Trust
2.703% due 07/25/2035		100	102
2.779% due 08/25/2035		123	123
2.952% due 02/25/2035		211	210
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		151	170
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		71	72
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.892% due 09/15/2030		252	253
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		256	254
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	111
Morgan Stanley Capital Trust
6.105% due 06/11/2049		24	27
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		225	230
Residential Accredit Loans, Inc. Trust
1.483% due 09/25/2045		213	178

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049		$600	$645
Sequoia Mortgage Trust
0.353% due 07/20/2036		529	510
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		21	17
2.467% due 02/25/2034		30	31
5.500% due 12/25/2034		147	145
Structured Asset Mortgage Investments Trust
0.485% due 10/19/2034		31	30
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,611
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		171	170
5.088% due 08/15/2041		93	93
WaMu Mortgage Pass-Through Certificates Trust
0.893% due 05/25/2047		341	302
2.473% due 12/25/2035		273	258
5.126% due 08/25/2035		64	63
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		109	111
2.612% due 03/25/2036		295	289

Total Mortgage-Backed Securities (Cost $27,182)			29,143

ASSET-BACKED SECURITIES 4.0%
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	438	595
Carrington Mortgage Loan Trust
0.472% due 10/25/2035		$31	31
Citibank Omni Master Trust
2.902% due 08/15/2018		6,100	6,120
Commercial Industrial Finance Corp.
0.483% due 05/10/2021		3,785	3,730
0.487% due 03/01/2021		574	569
Countrywide Asset-Backed Certificates
0.332% due 07/25/2036		1,000	980
0.400% due 04/25/2036		109	107
4.644% due 04/25/2036		759	766
Credit-Based Asset Servicing and Securitization LLC
0.272% due 07/25/2037		21	13
First Franklin Mortgage Loan Trust
0.532% due 09/25/2035		890	886
0.832% due 11/25/2035		3,217	3,135
GSAMP Trust
0.222% due 12/25/2036		76	41
LCM Ltd.
0.460% due 03/21/2019		709	706
Magi Funding PLC
0.677% due 04/11/2021	EUR	184	249
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$156	126
Nelnet Student Loan Trust
0.929% due 07/25/2018		34	34
North Carolina State Education Assistance Authority
0.679% due 10/26/2020		491	491
Penta CLO S.A.
0.614% due 06/04/2024	EUR	1,162	1,568
SLM Student Loan Trust
0.269% due 04/25/2019		$2,200	2,186
1.729% due 04/25/2023		3,396	3,515

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		$491	$479
Symphony CLO Ltd.
0.464% due 05/15/2019		666	661
Wood Street CLO BV
0.666% due 03/29/2021	EUR	100	136

Total Asset-Backed Securities (Cost $26,111)			27,124

SOVEREIGN ISSUES 9.1%
Australia Government Bond
5.250% due 03/15/2019	AUD	10,300	10,687
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	154
Colombian TES
3.000% due 03/25/2033 (b)	COP	1,340,615	626
France Government Bond
0.100% due 07/25/2021 (b)	EUR	2,125	3,000
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		2,230	3,215
2.100% due 09/15/2016 (b)		429	613
2.100% due 09/15/2021 (b)		978	1,440
2.250% due 04/22/2017 (b)		401	571
2.350% due 09/15/2024 (b)		5,441	7,985
3.100% due 09/15/2026 (b)		106	167
4.750% due 09/15/2016		400	596
5.500% due 11/01/2022		100	168
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,400	1,748
2.750% due 11/20/2025		2,200	2,828
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,459	10,759
Slovenia Government International Bond
4.700% due 11/01/2016		1,100	1,633
Spain Government International Bond
3.800% due 04/30/2024		5,600	8,409
5.400% due 01/31/2023		3,900	6,565
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	100	574

Total Sovereign Issues (Cost $59,187)			61,738

SHORT-TERM INSTRUMENTS 20.5%

CERTIFICATES OF DEPOSIT 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$6,750	6,751
1.075% due 05/16/2016		3,000	3,000
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		2,300	2,300

			12,051

REPURCHASE AGREEMENTS (c) 0.2%
			1,481

SHORT-TERM NOTES 15.5%
Fannie Mae
0.055% due 07/29/2014 †		100	100
0.060% due 08/18/2014 †		2,600	2,600
0.080% due 01/05/2015 †		4,100	4,098
0.085% due 01/05/2015 †		15,500	15,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
0.050% due 07/18/2014 †		$3,900	$3,900
0.077% due 10/17/2014 †		1,100	1,100
0.078% due 10/08/2014 - 10/22/2014 †		4,600	4,600
0.080% due 09/19/2014 - 10/01/2014 †		500	500
0.090% due 07/18/2014 †		2,400	2,400
0.097% due 09/19/2014 †		10,700	10,699
0.100% due 07/30/2014 - 01/26/2015 †		8,100	8,098
0.120% due 03/06/2015 †		2,300	2,299
Freddie Mac
0.055% due 09/02/2014 †		2,400	2,400
0.060% due 09/11/2014 †		900	900
0.065% due 09/10/2014 †		9,000	8,999
0.080% due 11/21/2014 - 11/26/2014 †		6,200	6,199
0.090% due 01/08/2015 - 01/14/2015 †		2,400	2,399
0.100% due 10/24/2014 †		28,100	28,096
0.110% due 11/19/2014 - 03/17/2015 †		1,000	1,000

			105,881

GREECE TREASURY BILLS 1.9%
2.486% due 07/18/2014 - 12/12/2014 (a)	EUR	9,300	12,673

U.S. TREASURY BILLS 1.1%
0.050% due 07/10/2014 - 03/05/2015 (a)(f)†		$7,368	7,367

Total Short-Term Instruments (Cost $139,370)			139,453

Total Investments in Securities (Cost $851,342)			861,542

		SHARES
SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio		1,561	15
PIMCO Short-Term Floating NAV Portfolio III		5,096,445	50,924

Total Short-Term Instruments (Cost $50,934)			50,939

Total Investments in Affiliates (Cost $50,934)			50,939

Total Investments 134.1% (Cost $902,276)			$912,481

Financial Derivative Instruments (e)(g) (0.1%) (Cost or Premiums, net $(476))			(962)

Other Assets and Liabilities, net (34.0%)			(230,963)

Net Assets 100.0%			$680,556

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.200% †	06/30/2014	07/01/2014	$900	Freddie Mac 4.750% due 11/17/2015	$(984)	$900	$900
SSB	0.000% †	06/30/2014	07/01/2014	581	Fannie Mae 2.110% due 11/07/2022	(593)	581	581

Total Repurchase Agreements						$(1,577)	$1,481	$1,481

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	04/30/2014	07/14/2014	$(10,517)	$(10,540)
	0.142%	06/03/2014	07/21/2014	(5,797)	(5,749)
	0.151%	06/09/2014	07/25/2014	(9,252)	(9,208)
	0.192%	06/16/2014	07/16/2014	(11,077)	(10,976)
BPG	0.110%	04/23/2014	07/10/2014	(70,544)	(70,654)
	0.132%	05/16/2014	07/17/2014	(3,993)	(3,959)
	0.150%	06/03/2014	07/09/2014	(2,319)	(2,322)
	0.150%	06/09/2014	07/10/2014	(620)	(621)
FOB	0.200%	06/19/2014	07/03/2014	(60,231)	(60,251)
MSC	0.130%	05/07/2014	07/11/2014	(3,342)	(3,347)
	0.130%	05/19/2014	07/14/2014	(6,330)	(6,341)
	0.132%	05/15/2014	07/15/2014	(901)	(893)
TDM	0.100%	05/12/2014	07/14/2014	(5,904)	(5,919)
	0.100%	06/16/2014	07/03/2014	(998)	(998)
	0.110%	04/24/2014	07/24/2014	(20,032)	(20,103)
	0.110%	05/22/2014	07/22/2014	(1,054)	(1,058)
	0.111%	05/21/2014	07/17/2014	(3,003)	(2,987)
	0.130%	05/29/2014	07/14/2014	(212)	(212)
	0.140%	05/30/2014	07/08/2014	(12,488)	(12,500)

Total Sale-Buyback Transactions					$(228,638)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $160,398 at a weighted average interest rate of 0.122%.

(3)	Payable for sale-buyback transactions includes $338 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$ 34,000	$(35,923)	$(35,954)
GSC	Fannie Mae	5.500%	07/01/2044	6,000	(6,660)	(6,713)

Total Short Sales					$(42,583)	$(42,667)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(d)	Securities with an aggregate market value of $230,119 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO CommodityRealReturn® Strategy Portfolio Master Securities Forward Transaction Agreement
BCY	$0	$0	$(36,473)	$0	$(36,473)	$36,774	$301
BOA	0	0	0	(35,954)	(35,954)	0	(35,954)
BPG	0	0	(77,556)	0	(77,556)	77,015	(541)
FOB	0	0	(60,251)	0	(60,251)	60,612	(361)
GSC	0	0	0	(6,713)	(6,713)	0	(6,713)
MSC	0	0	(10,581)	0	(10,581)	10,656	75
TDM	0	0	(43,777)	0	(43,777)	43,791	14

PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary) Global/Master Repurchase Agreement
JPS	900	0	0	0	900	(984)	(84)
SSB	581	0	0	0	581	(593)	(12)

Total Borrowings and Other Financing Transactions	$1,481	$0	$(228,638)	$(42,667)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX WTI Crude December Futures †	$85.000	11/17/2014	1	$1	$0

Total Purchased Options				$1	$0

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX WTI-Brent Crude Spread August Futures †	$(9.000)	07/15/2014	5	$(2)	$(2)
Call - NYMEX WTI-Brent Crude Spread August Futures †	(5.000)	07/15/2014	5	(4)	(1)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(18.000)	11/12/2014	3	(3)	(1)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(14.000)	11/12/2014	4	(5)	(2)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(6.000)	11/12/2014	14	(24)	(18)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(5.000)	11/12/2014	4	(6)	(4)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(2.000)	11/12/2014	3	(2)	(1)
Put - NYMEX WTI-Brent Crude Spread September Futures †	(12.000)	08/13/2014	6	(5)	(1)
Call - NYMEX WTI-Brent Crude Spread September Futures †	(6.000)	08/13/2014	6	(7)	(6)

				$(58)	$(36)

Total Written Options				$(58)	$(36)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3.5% Fuel Oil NWE Crack Spread August Futures †	Short	08/2014	1	$(4)	$0	$0
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread July Futures †	Short	07/2014	1	(4)	0	0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	1	(4)	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	1	$(5)	$0	$0
3.5% Fuel Oil NWE Crack Spread September Futures †	Short	09/2014	1	(4)	0	0
Brent Crude August Futures †	Long	07/2014	43	(85)	0	(45)
Brent Crude December Futures †	Long	11/2015	17	68	0	(6)
Brent Crude December Futures †	Short	10/2016	17	(67)	6	0
Brent Crude March Futures †	Short	02/2015	25	(131)	13	0
Brent Crude September Futures †	Short	08/2014	43	77	34	0
Call Options Strike @ USD 119.00 on Brent Crude September Futures †	Short	08/2014	3	1	1	0
Canola November Futures †	Long	11/2014	34	(4)	0	(9)
Cocoa December Futures †	Long	12/2014	44	2	32	(6)
Cocoa September Futures †	Short	09/2014	44	(5)	8	(36)
Corn December Futures †	Long	12/2014	91	(250)	0	(100)
Corn September Futures †	Short	09/2014	37	29	43	0
Euro-Mill Wheat March Futures †	Long	03/2015	38	(56)	1	(5)
Gas Oil Crack Spread Swap August Futures †	Long	08/2014	1	(4)	0	0
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	1	(2)	0	0
Gas Oil Crack Spread Swap July Futures †	Long	07/2014	1	(5)	0	0
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	1	(2)	0	0
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	1	(2)	0	0
Gas Oil Crack Spread Swap September Futures †	Long	09/2014	1	(3)	0	0
Gold 100 oz. August Futures †	Long	08/2014	42	198	8	0
Hard Red Spring Wheat December Futures †	Long	12/2014	17	(19)	0	(14)
Hard Red Winter Wheat December Futures †	Short	12/2014	17	21	17	0
Hard Red Winter Wheat September Futures †	Short	09/2014	13	11	14	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	16	(2)	1	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	16	0	1	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	16	8	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	16	7	1	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	16	8	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	16	(0)	1	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	16	(1)	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	16	6	1	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	16	(2)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	16	3	1	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	16	0	1	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	16	(0)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	2	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	1	(0)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	1	(0)	0	0
Natural Gas April Futures †	Short	03/2015	15	9	0	(3)
Natural Gas April Futures †	Short	03/2016	16	12	0	(3)
Natural Gas August Futures †	Long	07/2015	33	(36)	5	0
Natural Gas December Futures †	Long	11/2014	143	106	63	0
Natural Gas January Futures †	Short	12/2014	3	3	0	(1)
Natural Gas March Futures †	Short	02/2015	15	15	0	(6)
Natural Gas March Futures †	Long	02/2016	16	(17)	3	0
Natural Gas May Futures †	Long	04/2015	33	19	5	0
Natural Gas October Futures †	Short	09/2015	33	41	0	(6)
Natural Gas October Futures †	Long	09/2014	64	26	31	0
Natural Gas September Futures †	Short	08/2014	207	333	0	(106)
New York Harbor ULSD December Futures †	Long	11/2014	9	39	0	(9)
New York Harbor ULSD September Futures †	Long	08/2014	4	15	0	(4)
Put Options Strike @ USD 95.000 on Brent Crude December Futures †	Short	11/2014	1	1	0	0
RBOB Gasoline December Futures †	Short	11/2014	9	(43)	7	0
RBOB Gasoline September Futures †	Short	08/2014	4	(25)	5	0
Soybean August Futures †	Short	08/2014	9	14	22	0
Soybean Meal August Futures †	Short	08/2014	4	6	7	0
Soybean Meal September Futures †	Long	09/2014	4	(9)	0	(9)
Soybean November Futures †	Short	11/2014	25	109	88	0
Sugar No. 11 March Futures †	Short	02/2015	152	(43)	44	0
Sugar No. 11 October Futures †	Long	09/2014	122	14	0	(40)
U.S. Treasury 5-Year Note September Futures	Long	09/2014	185	(49)	13	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	Long	09/2014	162	$(24)	$15	$0
Wheat March Futures †	Short	03/2015	22	115	14	0
Wheat September Futures †	Long	09/2014	13	(10)	0	(11)
White Sugar October Futures †	Long	09/2014	30	(11)	0	(12)
WTI Crude December Futures †	Short	11/2014	78	(145)	21	0
WTI Crude December Futures †	Long	11/2015	43	160	1	0
WTI Crude June Futures †	Long	05/2015	149	870	0	(18)
WTI Crude March Futures †	Long	02/2015	51	274	0	(9)
WTI Crude March Futures †	Long	02/2016	10	15	1	0
WTI Crude September Futures †	Short	08/2014	115	(521)	36	0
WTI Crude September Futures †	Long	08/2015	52	357	0	(1)

Total Futures Contracts				$1,394	$570	$(459)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 13,850	$355	$83	$0	$(20)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$ 15,500	$1,669	$740	$0	$(83)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	7,500	(296)	(597)	0	(45)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	9,100	(813)	(382)	0	(56)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	100	(3)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR 2,800	(484)	(333)	0	(2)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY 1,340,000	(473)	(373)	0	(1)

					$(400)	$(946)	$0	$(188)

Total Swap Agreements					$(45)	$(863)	$0	$(208)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $4,537 and cash of $553 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO CommodityRealReturn® Strategy Portfolio (4)	$0	$28	$0	$28	$0	$0	$(208)	$(208)
PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary) (4)	0	542	0	542	(36)	(459)	0	(495)

Total Exchange-Traded or Centrally Cleared	$0	$570	$0	$570	$(36)	$(459)	$(208)	$(703)

(4)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	08/2014		EUR	4,639	$	6,278	$0	$(75)

BPS	07/2014		AUD	16,838		15,547	0	(331)
	07/2014		EUR	367	PLN	1,553	8	0
	08/2014		$	1,453	EUR	1,072	15	0

BRC	08/2014		EUR	52,717	$	71,995	0	(204)
	08/2014	†	$	927	EUR	679	3	0
	09/2014		GBP	1,989	$	3,339	0	(63)

CBK	07/2014		BRL	12		6	0	0
	07/2014		$	6	BRL	12	0	0
	08/2014	†	EUR	4,962	$	6,758	0	(38)
	10/2014		ZAR	3,561		332	3	0

DUB	07/2014		$	15,882	AUD	16,838	0	(5)
	07/2014			1,849	INR	112,191	16	(4)
	08/2014		AUD	16,838	$	15,844	5	0
	08/2014		$	7,034	EUR	5,153	23	0

FBF	07/2014			279	INR	17,055	4	0
	10/2014		COP	1,177,189	$	613	0	(9)

GLM	07/2014		JPY	724,200		7,130	0	(19)
	07/2014		$	1,060	INR	65,020	18	0
	08/2014			1,495	MXN	19,694	17	0
	09/2014			6,694		87,294	0	(2)

HUS	07/2014		EUR	646	PLN	2,726	11	0
	07/2014		$	1,105	INR	67,714	18	0

JPM	07/2014		BRL	19,580	$	8,747	0	(115)
	07/2014		JPY	676,000		6,637	0	(36)
	07/2014		$	8,890	BRL	19,580	0	(28)
	07/2014			3,044	INR	183,196	20	(25)
	07/2014			13,787	JPY	1,400,200	34	0
	08/2014		JPY	1,400,200	$	13,790	0	(35)
	08/2014		$	8,667	BRL	19,580	112	0

RBC	09/2014		CAD	738	$	679	0	(11)
	09/2014	†	$	349	CAD	379	6	0

UAG	07/2014		BRL	19,568	$	8,884	28	0
	07/2014		$	8,692	BRL	19,568	164	0
	07/2014			975	INR	59,797	17	0

Total Forward Foreign Currency Contracts							$522	$(1,000)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$	150.000	11/17/2015	$8,200	$516	$12

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR	8,600	$120	$15

Total Purchased Options								$636	$27

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC Arabica Coffee September Futures †	$	150.000	08/08/2014	$75	$(2)	$(1)
	Call - OTC Arabica Coffee September Futures †		210.000	08/08/2014	75	(3)	(2)
	Call - OTC Nickel July Futures †		21,750.000	07/02/2014	3	(13)	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Nickel July Futures †	$	21,750.000	07/02/2014	$1	$(5)	$0

GST	Call - OTC Nickel July Futures †		21,750.000	07/02/2014	2	(7)	0

JPM	Put - OTC Arabica Coffee September Futures †		150.000	08/08/2014	38	(1)	0
	Call - OTC Arabica Coffee September Futures †		210.000	08/08/2014	37	(2)	(1)

MYC	Call - OTC Brent Crude December Futures †		160.000	11/10/2015	8,200	(517)	(24)

						$(550)	$(28)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR	17,200	$(120)	$(10)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	2,200	$(8)	$(1)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,100	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		400	(1)	0

FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		5,000	(2)	(2)

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		1,200	(4)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		800	(3)	0

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,200	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		900	(3)	0

							$ (35)	$(8)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$ 40	$(21)	$0

DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	10	(5)	0

					$(26)	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(2)

CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(8)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	(1)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	(10)	(1)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(8)	(2)

JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	(4)

						$(149)	$(18)

Total Written Options						$(880)	$(64)

(1)	YOY options may have a series of expirations.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	96	$122,530	EUR	0	$(1,567)
Sales	475	71,848		68,100	(1,062)
Closing Buys	(66)	0		(17,000)	189
Expirations	(317)	(161,197)		(16,200)	1,402
Exercised	(138)	(8,100)		(2,900)	100

Balance at End of Period	50	$25,081	EUR	32,000	$(938)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Pay	LLSBRT 2H14 Index †	$6.200	12/31/2014	2,700	$0	$(3)	$0	$(3)
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	12,000	0	8	8	0

CBK	Pay	GOCO CAL14 Index †	17.760	12/31/2014	1,200	0	7	7	0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	900	0	5	5	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	1,200	0	10	10	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	900	0	8	8	0
	Pay	LLSBRT 2H14 Index †	6.250	12/31/2014	2,700	0	(3)	0	(3)
	Pay	LLSBRT K4-Z4 Index †	6.500	12/31/2014	13,200	0	(20)	0	(20)

DUB	Receive	GOCO CAL14 Index †	17.000	12/31/2014	5,400	0	(26)	0	(26)
	Pay	GOCO CAL14 Index †	17.180	12/31/2014	3,000	0	15	15	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	5,400	0	(29)	0	(29)
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	3,000	0	28	28	0
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	30,000	0	157	157	0
	Receive	NGCAL19 Index †	7.200	12/31/2019	84,000	0	(188)	0	(188)

GST	Pay	GOCO CAL14 Index †	17.100	12/31/2014	3,000	0	15	15	0
	Pay	GOCO CAL14 Index †	17.700	12/31/2014	900	0	5	5	0
	Pay	GOCO CAL14 Index †	18.000	12/31/2014	2,400	0	14	14	0
	Pay	HSFOCO CAL14 Index †	11.000	12/31/2014	2,400	0	19	19	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	900	0	8	8	0
	Pay	HSFOCO CAL14 Index †	9.900	12/31/2014	3,000	0	28	28	0
	Pay	LLSBRT 2H14 Index †	6.300	12/31/2014	6,000	0	(6)	0	(6)

JPM	Pay	LLSBRT 2H14 Index †	6.430	12/31/2014	5,400	0	(6)	0	(6)

MAC	Receive	CUAC 1Q15 Index †	40.000	03/31/2015	690,000	0	133	133	0
	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	48,000	0	9	9	0
	Receive	CUAC 1Q15 Index †	41.000	03/31/2015	30,000	0	5	5	0

						$0	$193	$474	$(281)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.133%	$ 400	$0	$(5)	$0	$(5)

GST	RPM International, Inc.	(1.500%	)	03/20/2018	0.411%	1,000	0	(41)	0	(41)

							$0	$(46)	$0	$(46)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.887%	$	4,300	$(74)	$98	$24	$0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		200	(16)	11	0	(5)

CBK	Russia Government International Bond	1.000%	03/20/2019	1.662%		200	(17)	11	0	(6)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		2,100	(106)	77	0	(29)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		3,300	(168)	122	0	(46)

MYC	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	300	(14)	6	0	(8)

							$(395)	$325	$24	$(94)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	2,500	$(4)	$150	$146	$0

BPS	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		4,300	17	273	290	0
	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	38,600	126	276	402	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016	$	1,700	0	18	18	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		8,700	20	(140)	0	(120)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		800	6	(21)	0	(15)

BRC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	1,500	2	(2)	0	0

CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	100	1	3	4	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		400	5	22	27	0

DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		700	7	26	33	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		500	6	27	33	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	9,700	(5)	4	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.728%	12/19/2015	$	5,100	0	48	48	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		1,200	0	13	13	0
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		4,700	0	47	47	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		1,200	10	(32)	0	(22)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		13,100	0	(189)	0	(189)

FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	200	1	8	9	0

GLM	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	8.300%	01/02/2017		10,300	13	(310)	0	(297)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		15,400	(2)	0	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	$	2,900	0	(44)	0	(44)

JPM	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	100	0	(1)	0	(1)

MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	500	6	18	24	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	800	(1)	(23)	0	(24)

RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	100	1	4	5	0

UAG	Pay	1-Year BRL-CDI	10.410%	01/02/2015	BRL	3,300	2	0	2	0
	Pay	1-Year BRL-CDI	8.150%	01/02/2017		13,100	0	(412)	0	(412)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		7,300	9	(10)	0	(1)

							$220	$(248)	$1,101	$(1,129)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	BCOMTR Index †	239,127	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$64,870	$(44)	$0	$(44)

CBK	Receive	BCOMTR Index †	43,702	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	11,855	(8)	0	(8)
	Receive	CVICSTR3 Index †	48,060	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	14,236	(12)	0	(12)

DUB	Receive	BCOMTR Index †	169,235	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	45,909	(31)	0	(31)

FBF	Receive	BCOMTR Index †	128,716	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	34,918	(23)	0	(23)

GLM	Receive	BCOMTR Index †	223,563	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	60,647	(40)	0	(40)

JPM	Receive	BCOMTR Index †	241,263	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	65,449	(44)	0	(44)
	Receive	JMABNIC0 Index †	5,035	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	3,792	4	4	0
	Receive	JMABNICP Index †	19,944	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	14,606	13	13	0

MAC	Receive	BCOMTR Index †	114,062	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	30,942	(21)	0	(21)

MYC	Receive	BCOMTR Index †	241,799	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	65,594	(44)	0	(44)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Receive	MOTT3001 Index †	234,163	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$ 69,360	$(48)	$0	$(48)
	Receive	MOTT3002 Index †	412,422	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	121,458	(105)	0	(105)

SOG	Receive	BCOMTR Index †	282,756	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	76,705	(51)	0	(51)

							$(454)	$17	$(471)

(6)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	$	142	$0	$1	$1	$0
	Pay	SPGCCLP Index †	4.580%	05/14/2015		134	0	2	2	0

DUB	Pay	BCOM Index †	1.440%	11/04/2014		236	0	0	0	0
	Pay	BCOM Index †	1.440%	11/05/2014		372	0	0	0	0
	Pay	Brent Crude August Futures †	2.690%	08/11/2014		305	0	1	1	0
	Pay	Brent Crude August Futures †	2.756%	08/11/2014		186	0	1	1	0
	Pay	Brent Crude July Futures †	3.423%	07/11/2014		541	0	10	10	0
	Pay	Brent Crude September Futures †	2.657%	09/10/2014		189	0	1	1	0
	Pay	SPGCCLP Index †	4.623%	05/14/2015		130	0	2	2	0
	Receive	WTI Crude August Futures †	2.657%	08/15/2014		189	0	(1)	0	(1)
	Receive	WTI Crude August Futures †	2.839%	08/15/2014		297	0	(2)	0	(2)
	Receive	WTI Crude July Futures †	3.423%	07/17/2014		541	0	(10)	0	(10)
	Receive	WTI Crude June Futures †	2.772%	05/14/2015		181	0	(1)	0	(1)
	Receive	WTI Crude June Futures †	3.240%	05/14/2015		307	0	(3)	0	(3)
	Receive	WTI Crude September Futures †	2.592%	09/17/2014		191	0	(1)	0	(1)

GST	Pay	BCOM Index †	1.960%	02/03/2015		205	0	0	0	0
	Pay	GOLDLNPM Index †	5.176%	08/06/2014		670	0	21	21	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015		170	0	5	5	0
	Pay	S&P 500 Index †	4.020%	10/17/2014		1,030	0	28	28	0
	Receive	SLVRLND Index †	10.890%	11/25/2015		130	0	(5)	0	(5)
	Pay	SPGCGCP Index †	2.723%	06/11/2015		338	0	2	2	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015		233	0	1	1	0

JPM	Pay	GOLDLNPM Index †	7.563%	09/30/2014		570	0	30	30	0
	Pay	PLTMLNPM Index †	3.667%	08/26/2014		295	0	3	3	0

MYC	Pay	Brent Crude August Futures †	3.572%	08/11/2014		145	0	2	2	0
	Pay	GOLDLNPM Index †	5.406%	04/21/2016		910	0	20	20	0
	Receive	SLVRLND Index †	9.151%	04/21/2016		700	0	(14)	0	(14)
	Receive	WTI Crude August Futures †	3.028%	08/11/2014		157	0	(2)	0	(2)

SOG	Pay	SPGCCLP Index †	4.000%	05/14/2015		151	0	1	1	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015		172	0	(1)	0	(1)

							$0	$91	$131	$(40)

Total Swap Agreements							$(175)	$(139)	$1,747	$(2,061)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $1,123 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
PIMCO CommodityRealReturn® Strategy Portfolio
BOA	$0	$0	$170	$170	$(75)	$0	$(5)	$(80)	$90	$(140)	$(50)
BPS	23	0	710	733	(331)	(3)	(135)	(469)	264	(610)	(346)
BRC	0	0	0	0	(267)	0	0	(267)	(267)	(110)	(377)
CBK	3	0	31	34	0	(11)	(6)	(17)	17	(98)	(81)
DUB	44	0	174	218	(9)	(3)	(246)	(258)	(40)	299	259
FBF	4	0	9	13	(9)	(2)	0	(11)	2	0	2
GLM	35	15	0	50	(21)	(10)	(344)	(375)	(325)	384	59
GST	0	0	0	0	0	(1)	(41)	(42)	(42)	0	(42)
HUS	29	0	0	29	0	0	0	0	29	0	29
JPM	166	0	0	166	(239)	(6)	(47)	(292)	(126)	0	(126)
MYC	0	0	24	24	0	0	(32)	(32)	(8)	(19)	(27)
RBC	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
RYL	0	0	5	5	0	0	0	0	5	0	5
UAG	209	0	2	211	0	0	(413)	(413)	(202)	439	237

PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
BOA	0	0	8	8	0	0	(47)	(47)	(39)	(750)	(789)
BRC	3	0	0	3	0	0	0	0	3	0	3
CBK	0	0	33	33	(38)	(3)	(43)	(84)	(51)	(340)	(391)
DUB	0	0	215	215	0	0	(292)	(292)	(77)	(460)	(537)
FBF	0	0	0	0	0	0	(23)	(23)	(23)	(409)	(432)
GLM	0	0	0	0	0	0	(40)	(40)	(40)	(660)	(700)
GST	0	0	146	146	0	0	(11)	(11)	135	(260)	(125)
JPM	0	0	50	50	0	(1)	(50)	(51)	(1)	(1,070)	(1,071)
MAC	0	0	147	147	0	0	(21)	(21)	126	(450)	(324)
MYC	0	12	22	34	0	(24)	(213)	(237)	(203)	(14,745)	(14,948)
RBC	6	0	0	6	0	0	0	0	6	0	6
SOG	0	0	1	1	0	0	(52)	(52)	(51)	(890)	(941)

Total Over the Counter	$522	$27	$1,747	$2,296	$(1,000)	$(64)	$(2,061)	$(3,125)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$542	$0	$0	$0	$28	$570

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$522	$0	$522
Purchased Options	12	0	0	0	15	27
Swap Agreements	594	24	28	0	1,101	1,747

	$606	$24	$28	$522	$1,116	$2,296

	$1,148	$24	$28	$522	$1,144	$2,866

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$36	$0	$0	$0	$0	$36
Futures	459	0	0	0	0	459
Swap Agreements	0	20	0	0	188	208

	$495	$20	$0	$0	$188	$703

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,000	$0	$1,000
Written Options	28	8	0	0	28	64
Swap Agreements	792	140	0	0	1,129	2,061

	$820	$148	$0	$1,000	$1,157	$3,125

	$1,315	$168	$0	$1,000	$1,345	$3,828

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$9	$0	$0	$0	$0	$9
Written Options	192	0	0	0	17	209
Futures	(1,863)	0	0	0	(152)	(2,015)
Swap Agreements	0	62	0	0	(902)	(840)

	$(1,662)	$62	$0	$0	$(1,037)	$(2,637)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$568	$0	$568
Purchased Options	0	0	0	0	(275)	(275)
Written Options	85	43	0	331	824	1,283
Swap Agreements	43,949	29	0	0	956	44,934

	$44,034	$72	$0	$899	$1,505	$46,510

	$42,372	$134	$0	$899	$468	$43,873

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(1)	$0	$0	$0	$0	$(1)
Written Options	2	0	0	0	7	9
Futures	1,518	0	0	0	795	2,313
Swap Agreements	0	83	0	0	(4,009)	(3,926)

	$1,519	$83	$0	$0	$(3,207)	$(1,605)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(688)	$0	$(688)
Purchased Options	1	0	0	0	(56)	(55)
Written Options	(31)	27	0	0	(562)	(566)
Swap Agreements	2,630	323	23	0	661	3,637

	$2,600	$350	$23	$(688)	$43	$2,328

	$4,119	$433	$23	$(688)	$(3,164)	$723

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,858	$0	$27,858
Industrials	0	3,950	0	3,950
Utilities	0	14,092	0	14,092
U.S. Government Agencies	0	13,514	0	13,514
U.S. Treasury Obligations	0	544,670	0	544,670
Mortgage-Backed Securities	0	29,143	0	29,143
Asset-Backed Securities	0	27,124	0	27,124
Sovereign Issues	0	61,738	0	61,738
Short-Term Instruments
Certificates of Deposit	0	12,051	0	12,051
Repurchase Agreements	0	1,481	0	1,481
Short-Term Notes	0	105,881	0	105,881
Greece Treasury Bills	0	12,673	0	12,673
U.S. Treasury Bills	0	7,367	0	7,367
	$0	$861,542	$0	$861,542

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,939	$0	$0	$50,939

Total Investments	$50,939	$861,542	$0	$912,481

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,667)	$0	$(42,667)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	570	0	0	570
Over the counter	0	2,296	0	2,296
	$570	$2,296	$0	$2,866

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(495)	(208)	0	(703)
Over the counter	0	(3,107)	(18)	(3,125)
	$(495)	$(3,315)	$(18)	$(3,828)

Totals	$51,014	$817,856	$(18)	$868,852

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that

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Notes to Financial Statements (Cont.)

are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$289,665	$22,711	$(312,359)	$(18)	$16	$15	$11	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$37	$397,223	$(346,360)	$18	$6	$50,924	$24	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

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including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties

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Notes to Financial Statements (Cont.)

are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the

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swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received

(paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no

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Notes to Financial Statements (Cont.)

credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront

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payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates,

SEMIANNUAL REPORT	JUNE 30, 2014	37

Notes to Financial Statements (Cont.)

usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options,

have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances,

SEMIANNUAL REPORT	JUNE 30, 2014	39

Notes to Financial Statements (Cont.)

the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2014 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Date of Incorporation	07/21/2006
Subscription Agreement	08/01/2006
Portfolio Net Assets	$680,556
Subsidiary % of Portfolio Net Assets	23.3%

Subsidiary Financial Statement Information
Total assets	$168,213
Total liabilities	9,852
Net assets	$158,361
Total income	499
Net investment income (loss)	(7)
Net realized gain (loss)	42,399
Net change in unrealized appreciation (depreciation)	4,464
Increase (decrease) in net assets resulting from operations	$46,856

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver by PIMCO. For the period ended June 30, 2014, the amount was $503,035.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,865	$0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	JUNE 30, 2014	41

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$302,304	$336,118	$94,637	$54,515

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	193	$1,254	206	$1,332
Administrative Class	6,801	43,640	22,767	145,818
Advisor Class	2,988	19,418	6,020	39,184
Issued as reinvestment of distributions
Institutional Class	1	4	1	8
Administrative Class	125	814	1,382	9,149
Advisor Class	28	182	350	2,343
Cost of shares redeemed
Institutional Class	(75)	(480)	(20)	(134)
Administrative Class	(10,060)	(64,421)	(23,024)	(147,293)
Advisor Class	(1,749)	(11,323)	(3,558)	(23,171)
Net increase (decrease) resulting from Portfolio share transactions	(1,748)	$(10,912)	4,124	$27,236

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 42% of the Portfolio. One shareholder is a related party to the portfolio and comprises 18% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$902,401	$11,985	$(1,905)	$10,080

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

42	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MAC	Macquarie Bank Limited	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	USD (or $)	United States Dollar
COP	Colombian Peso	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index Abbreviations:
BCOM	Bloomberg Commodity Index	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	LLSBRT K4-Z4	LLS-Brent May-December 2014 Spread Calendar Swap
BCOMTR	Bloomberg Commodity Index Total Return	JMABNIC0	JPMorgan Nic 0 Custom Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNICP	JPMorgan Nic P Custom Index	NGCAL19	Natural Gas Calendar 2019
CUAC 1Q15	1st Quarter of 2015 Corn-Ethanol Spread Calendar Swap	LLSBRT 2H14	2nd Half 2014 LLS-Brent Spread Calendar Swap	PLTMLNPM	London Platinum & Palladium Market PM Fix
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	LLSBRT CAL14	2014 Iis-Brent Spread Calendar Swap	SLVRLND	London Silver Market Fixing Ltd.
FRCPXTOB	France Consumer Price ex-Tobacco Index	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
GOCO CAL14	2014 Gasoil Crack Calendar Swap	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return	ULSD	Ultra-Low Sulfur Diesel
GOLDLNPM	London Gold Market Fixing Ltd. PM

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	YOY	Year-Over-Year
LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

SEMIANNUAL REPORT	JUNE 30, 2014	43

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT12SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Brazil	14.8%
Mexico	12.4%
Venezuela	8.5%
Luxembourg	6.3%
Indonesia	5.7%
Short-Term Instruments‡	4.7%
Other	47.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/2002)
PIMCO Emerging Markets Bond Portfolio Administrative Class	8.43%	9.58%	9.89%	8.87%	11.21%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	9.10%	11.05%	10.43%	9.50%	11.04%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Administrative Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,084.30	$1,019.84
Expenses Paid During Period†	$5.17	$5.01
Net Annualized Expense Ratio	1.00%	1.00%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»	An overweight to Venezuelan external sovereign debt contributed to performance as Venezuela outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Philippine external sovereign debt contributed to performance as the Philippines underperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Turkish external sovereign debt detracted from performance as Turkey outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Argentinian external sovereign debt detracted from performance as Argentina outperformed the Portfolio’s benchmark index over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$13.44		$15.32	$13.65	$13.54	$12.68	$10.32
Net investment income (a)	0.33		0.67	0.66	0.65	0.60	0.62
Net realized/unrealized gain (loss)	0.79		(1.72)	1.73	0.19	0.91	2.44
Total income (loss) from investment operations	1.12		(1.05)	2.39	0.84	1.51	3.06
Dividends from net investment income	(0.36)		(0.71)	(0.72)	(0.73)	(0.65)	(0.70)
Distributions from net realized capital gains	0.00		(0.12)	0.00	0.00	0.00	0.00
Total distributions	(0.36)		(0.83)	(0.72)	(0.73)	(0.65)	(0.70)
Net asset value end of year or period	$14.20		$13.44	$15.32	$13.65	$13.54	$12.68
Total return	8.43%		(6.95)%	17.87%	6.32%	12.15%	30.51%
Net assets end of year or period (000s)	$282,071		$271,266	$337,210	$287,309	$295,917	$183,934
Ratio of expenses to average net assets	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets excluding interest expense	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	4.85	%*	4.67%	4.51%	4.79%	4.47%	5.39%
Portfolio turnover rate	15	%**	24%**	20%**	15%**	197%**	234%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$308,403
Investments in Affiliates	11,950
Financial Derivative Instruments
Exchange-traded or centrally cleared	7
Over the counter	1,147
Cash	1
Deposits with counterparty	1,103
Foreign currency, at value	187
Receivable for investments sold	1,014
Receivable for Portfolio shares sold	273
Interest receivable	5,142
Dividends receivable from Affiliates	3
329,230

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$604
Financial Derivative Instruments
Exchange-traded or centrally cleared	30
Over the counter	2,660
Payable for investments purchased	401
Payable for investments in Affiliates purchased	3
Deposits from counterparty	245
Payable for Portfolio shares redeemed	40
Accrued investment advisory fees	116
Accrued supervisory and administrative fees	103
Accrued distribution fees	8
Accrued servicing fees	33
4,243

Net Assets	$324,987

Net Assets Consist of:
Paid in capital	$299,634
Undistributed net investment income	5,463
Accumulated undistributed net realized gain	6,724
Net unrealized appreciation	13,166
$324,987

Net Assets:
Institutional Class	$2,549
Administrative Class	282,071
Advisor Class	40,367

Shares Issued and Outstanding:
Institutional Class	179
Administrative Class	19,864
Advisor Class	2,843

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.20
Administrative Class	14.20
Advisor Class	14.20

Cost of Investments in Securities	$295,467
Cost of Investments in Affiliates	$11,950
Cost of Foreign Currency Held	$188
Cost or Premiums of Financial Derivative Instruments, net	$(1,335)

* Includes repurchase agreements of:	$439

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$8,839
Dividends from Investments in Affiliates	15
Total Income	8,854

Expenses:
Investment advisory fees	678
Supervisory and administrative fees	602
Servicing fees - Administrative Class	200
Distribution and/or servicing fees - Advisor Class	42
Trustee fees	1
Interest expense	1
Total Expenses	1,524

Net Investment Income	7,330

Net Realized Gain (Loss):
Investments in securities	347
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	235
Over the counter financial derivative instruments	262
Foreign currency	38
Net Realized Gain	880

Net Change in Unrealized Appreciation:
Investments in securities	15,451
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	29
Over the counter financial derivative instruments	1,055
Foreign currency assets and liabilities	16
Net Change in Unrealized Appreciation	16,554
Net Gain	17,434

Net Increase in Net Assets Resulting from Operations	$24,764

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,330	$16,244
Net realized gain	880	11,025
Net change in unrealized appreciation (depreciation)	16,554	(54,316)
Net increase (decrease) resulting from operations	24,764	(27,047)

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(14)
Administrative Class	(7,038)	(15,419)
Advisor Class	(876)	(1,973)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(2,369)
Advisor Class	0	(270)

Total Distributions	(7,945)	(20,047)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	5,262	(40,036)

Total Increase (Decrease) in Net Assets	22,081	(87,130)

Net Assets:
Beginning of period	302,906	390,036
End of period*	$324,987	$302,906

* Including undistributed net investment income of:	$5,463	$6,078

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.9%

ARGENTINA 0.4%

SOVEREIGN ISSUES 0.4%
Argentina Bonar Bonds
8.750% due 05/07/2024		$600	$556
Argentine Republic Government International Bond
8.280% due 12/31/2033		701	589

Total Argentina (Cost $1,071)			1,145

AZERBAIJAN 0.3%

SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$800	828

Total Azerbaijan (Cost $785)			828

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,100

Total Bahrain (Cost $1,013)			1,100

BERMUDA 0.7%

CORPORATE BONDS & NOTES 0.7%
Digicel Group Ltd.
8.250% due 09/30/2020		$300	328
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	470
4.750% due 02/16/2021		1,400	1,525

Total Bermuda (Cost $2,145)			2,323

BRAZIL 14.5%

CORPORATE BONDS & NOTES 10.4%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$300	288
Banco do Brasil S.A.
3.875% due 10/10/2022		2,330	2,196
4.500% due 01/20/2016	EUR	800	1,143
6.000% due 01/22/2020		$2,620	2,915
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	464
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,359
4.625% due 02/13/2017		1,400	1,496
Banco Votorantim S.A.
5.250% due 02/11/2016		800	838
BM&FBovespa S.A.
5.500% due 07/16/2020		500	546
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,341
BRF S.A.
4.750% due 05/22/2024		800	790
5.875% due 06/06/2022		200	217
Caixa Economica Federal
2.375% due 11/06/2017		600	587
3.500% due 11/07/2022		600	546
4.250% due 05/13/2019		800	810
4.500% due 10/03/2018		500	514
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,250	3,624
CSN Islands Corp.
6.875% due 09/21/2019		1,000	1,065

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		$400	$399
Petrobras International Finance Co.
5.750% due 01/20/2020		9,750	10,445
7.875% due 03/15/2019		1,600	1,873
Samarco Mineracao S.A.
5.750% due 10/24/2023		400	421

			33,877

SOVEREIGN ISSUES 4.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	622
5.750% due 09/26/2023		700	754
6.369% due 06/16/2018		840	947
6.500% due 06/10/2019		1,700	1,921
Brazil Government International Bond
5.625% due 01/07/2041		50	54
7.125% due 01/20/2037		600	762
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,538	675
10.000% due 01/01/2021		16,400	6,801
10.000% due 01/01/2023		65	26
10.000% due 01/01/2025		2,100	832

			13,394

Total Brazil (Cost $45,969)			47,271

CAYMAN ISLANDS 2.1%

CORPORATE BONDS & NOTES 2.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	870
Alpha Star Holding Ltd.
4.970% due 04/09/2019		200	193
Baidu, Inc.
3.500% due 11/28/2022		800	790
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	655
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	444
Interoceanica Finance Ltd.
0.000% due 11/30/2018		102	93
0.000% due 11/30/2025		397	281
0.000% due 05/15/2030		800	358
Mongolian Mining Corp.
8.875% due 03/29/2017		500	327
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		700	758
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		1,187	1,270
6.750% due 10/01/2022		675	724
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		108	101

Total Cayman Islands (Cost $6,758)			6,864

CHILE 1.6%

CORPORATE BONDS & NOTES 1.6%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	745
Banco Santander Chile
3.875% due 09/20/2022		500	505
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,176

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		$400	$367
E.CL S.A.
5.625% due 01/15/2021		800	876
ENTEL Chile S.A.
4.875% due 10/30/2024		1,500	1,565

			5,234

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		150	132

Total Chile (Cost $5,002)			5,366

CHINA 0.8%

CORPORATE BONDS & NOTES 0.8%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$600	630
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		400	400
4.375% due 04/10/2024		700	726
4.875% due 05/17/2042		500	509
State Grid Overseas Investment Ltd.
4.125% due 05/07/2024		400	411

Total China (Cost $2,606)			2,676

COLOMBIA 2.6%

CORPORATE BONDS & NOTES 2.2%
Ecopetrol S.A.
5.875% due 09/18/2023		$400	450
5.875% due 05/28/2045		800	833
7.375% due 09/18/2043		900	1,112
7.625% due 07/23/2019		3,790	4,662

			7,057

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		150	181
8.125% due 05/21/2024		300	405
10.375% due 01/28/2033		225	357
12.000% due 10/22/2015	COP	457,000	266

			1,209

Total Colombia (Cost $7,177)			8,266

COSTA RICA 0.4%

SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	579
4.375% due 04/30/2025		200	188
5.625% due 04/30/2043		400	362

Total Costa Rica (Cost $1,200)			1,129

EL SALVADOR 1.5%

SOVEREIGN ISSUES 1.5%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,247
7.625% due 02/01/2041		560	604
7.650% due 06/15/2035		845	918

Total El Salvador (Cost $5,008)			4,769

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GABON 0.1%

SOVEREIGN ISSUES 0.1%
Gabonese Republic
6.375% due 12/12/2024		$402	$442

Total Gabon (Cost $403)			442

GUATEMALA 0.4%

SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028		$210	208
5.750% due 06/06/2022		860	930

Total Guatemala (Cost $1,080)			1,138

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$1,000	1,021
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		700	719
Nexen Energy ULC
6.400% due 05/15/2037		50	60
7.500% due 07/30/2039		450	610

Total Hong Kong (Cost $2,322)			2,410

HUNGARY 0.2%

CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020		$500	557

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023		100	108

Total Hungary (Cost $597)			665

INDIA 1.2%

CORPORATE BONDS & NOTES 1.2%
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	200	281
5.350% due 05/20/2024		$400	417
ICICI Bank Ltd.
4.750% due 11/25/2016		500	529
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,120
ONGC Videsh Ltd.
2.500% due 05/07/2018		200	198
3.750% due 05/07/2023		200	191
State Bank of India
4.500% due 10/23/2014		850	857
4.500% due 07/27/2015		200	206

Total India (Cost $3,702)			3,799

INDONESIA 5.6%

CORPORATE BONDS & NOTES 2.2%
Majapahit Holding BV
7.250% due 06/28/2017		$700	796
7.750% due 01/20/2020		1,540	1,809
7.875% due 06/29/2037		700	819
Pertamina Persero PT
4.300% due 05/20/2023		800	759
6.000% due 05/03/2042		1,500	1,406
6.450% due 05/30/2044		1,300	1,293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	$300	$317

		7,199

SOVEREIGN ISSUES 3.4%
Indonesia Government International Bond
4.625% due 04/15/2043	1,700	1,492
6.625% due 02/17/2037	100	112
6.750% due 01/15/2044	2,100	2,420
6.875% due 03/09/2017	3,200	3,612
7.750% due 01/17/2038	100	125
11.625% due 03/04/2019	2,500	3,412

		11,173

Total Indonesia (Cost $17,482)		18,372

IRELAND 4.6%

CORPORATE BONDS & NOTES 4.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,151
Borets Finance Ltd.
7.625% due 09/26/2018	700	710
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017 (d)	600	606
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	780
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.550% due 10/28/2020	800	808
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	300	282
6.604% due 02/03/2021	1,300	1,401
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,389
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	397
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	240	259
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	317
7.748% due 02/02/2021	500	552
9.125% due 04/30/2018	500	573
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	525
5.450% due 11/22/2017	700	739
6.025% due 07/05/2022	2,580	2,664
6.800% due 11/22/2025	500	538
6.902% due 07/09/2020	200	218

Total Ireland (Cost $14,213)		14,909

ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	342

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043	800	787

Total Israel (Cost $1,106)		1,129

KAZAKHSTAN 3.7%

CORPORATE BONDS & NOTES 3.7%
Intergas Finance BV
6.375% due 05/14/2017	$300	325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KazMunayGas National Co. JSC
4.400% due 04/30/2023		$700	$688
5.750% due 04/30/2043		1,000	965
7.000% due 05/05/2020		5,200	5,941
11.750% due 01/23/2015		2,000	2,116
Samruk-Energy JSC
3.750% due 12/20/2017		1,400	1,419
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		217	220
Zhaikmunai LLP
7.125% due 11/13/2019		300	328

Total Kazakhstan (Cost $11,454)			12,002

KENYA 0.4%

SOVEREIGN ISSUES 0.4%
Kenya Government International Bond
5.875% due 06/24/2019		$200	204
6.875% due 06/24/2024		900	938

Total Kenya (Cost $1,100)			1,142

LUXEMBOURG 6.2%

CORPORATE BONDS & NOTES 6.2%
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019		$200	201
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,800	1,679
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		2,580	2,764
6.212% due 11/22/2016		330	360
6.510% due 03/07/2022		750	816
8.625% due 04/28/2034		1,210	1,500
9.250% due 04/23/2019		2,300	2,803
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		1,920	1,982
6.299% due 05/15/2017		1,640	1,738
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,280
5.717% due 06/16/2021		600	633
6.125% due 02/07/2022		2,900	3,114
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,286

Total Luxembourg (Cost $19,881)			20,156

		SHARES
MEXICO 12.3%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 10.2%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	461
Banco Inbursa
4.125% due 06/06/2024		$3,000	2,938
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,400	1,585
6.750% due 09/30/2022		900	1,031
Comision Federal de Electricidad
4.875% due 05/26/2021		900	972
4.875% due 01/15/2024		800	856
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	88

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		$70	$11
9.750% due 03/25/2020 ^		125	19
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	201
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	3,390
6.625% due 06/15/2038		700	823
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,361
5.500% due 01/21/2021		1,050	1,184
5.500% due 06/27/2044		1,440	1,506
6.375% due 01/23/2045		500	582
6.500% due 06/02/2041		8,920	10,414
8.000% due 05/03/2019		3,000	3,732
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	12

			33,166

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
4.750% due 03/08/2044		100	103
5.550% due 01/21/2045		2,520	2,873
5.750% due 10/12/2110		700	746
6.050% due 01/11/2040		850	1,034
6.750% due 09/27/2034		544	707
7.250% due 12/15/2016	MXN	8,600	720
9.500% due 12/18/2014		6,436	511

			6,694

Total Mexico (Cost $37,928)			39,860

MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018		$1,000	950
5.125% due 12/05/2022		730	642

Total Mongolia (Cost $1,721)			1,592

MOROCCO 0.7%

SOVEREIGN ISSUES 0.7%
Morocco Government International Bond
4.250% due 12/11/2022		$2,200	2,214

Total Morocco (Cost $2,235)			2,214

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$300	333
6.950% due 07/10/2042		500	549
7.000% due 05/11/2016		1,000	1,085

Total Netherlands (Cost $1,929)			1,967

PANAMA 1.2%

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053		$600	526
8.875% due 09/30/2027		780	1,121
9.375% due 04/01/2029		1,553	2,319

Total Panama (Cost $3,531)			3,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 0.7%

CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	$205

SOVEREIGN ISSUES 0.6%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	383
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,671

		2,054

Total Peru (Cost $2,000)		2,259

PHILIPPINES 0.9%

CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,677

SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
6.375% due 10/23/2034	100	126
7.750% due 01/14/2031	400	554
9.500% due 02/02/2030	400	627

		1,307

Total Philippines (Cost $2,834)		2,984

QATAR 0.6%

CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc.
6.067% due 12/31/2033	$100	111
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	998	1,090
5.838% due 09/30/2027	350	390
6.332% due 09/30/2027	250	291

Total Qatar (Cost $1,653)		1,882

RUSSIA 4.6%

CORPORATE BONDS & NOTES 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020	$1,100	1,228
SCF Capital Ltd.
5.375% due 10/27/2017	700	711
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	967
VimpelCom Holdings BV
5.200% due 02/13/2019	800	805

		3,711

SOVEREIGN ISSUES 3.5%
Russia Government International Bond
3.250% due 04/04/2017	400	415
4.500% due 04/04/2022	2,200	2,260
4.875% due 09/16/2023	400	415
5.625% due 04/04/2042	1,800	1,890
5.875% due 09/16/2043	200	215
7.500% due 03/31/2030	5,370	6,230

		11,425

Total Russia (Cost $14,338)		15,136

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	$232

Total Senegal (Cost $214)			232

SLOVENIA 2.1%

SOVEREIGN ISSUES 2.1%
Slovenia Government International Bond
4.125% due 02/18/2019		$600	633
4.375% due 02/06/2019	EUR	800	1,220
4.700% due 11/01/2016		600	891
4.750% due 05/10/2018		$900	973
5.250% due 02/18/2024		2,900	3,132

Total Slovenia (Cost $6,327)			6,849

SOUTH AFRICA 0.7%

CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	510
6.500% due 04/15/2040		100	96
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,322

			1,928

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
4.665% due 01/17/2024		100	102
7.250% due 01/15/2020	ZAR	300	28
8.250% due 09/15/2017		1,000	97

			227

Total South Africa (Cost $2,271)			2,155

SRI LANKA 0.3%

SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$500	511
6.250% due 07/27/2021		568	602

Total Sri Lanka (Cost $1,068)			1,113

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	313

Total Sweden (Cost $256)			313

THAILAND 0.3%

CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	413
4.875% due 01/23/2043		670	613

Total Thailand (Cost $1,078)			1,026

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,200	1,290
9.750% due 08/14/2019		500	633

Total Trinidad and Tobago (Cost $1,755)			1,923

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 3.4%

CORPORATE BONDS & NOTES 0.6%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$400	$425
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		400	397
4.750% due 10/17/2019		1,100	1,114

			1,936

SOVEREIGN ISSUES 2.8%
Turkey Government International Bond
4.125% due 04/11/2023	EUR	800	1,147
4.875% due 04/16/2043		$1,100	1,040
6.000% due 01/14/2041		800	858
6.750% due 05/30/2040		1,700	1,990
7.250% due 03/05/2038		700	866
7.500% due 11/07/2019		1,400	1,663
8.000% due 02/14/2034		1,100	1,449

			9,013

Total Turkey (Cost $10,280)			10,949

UKRAINE 2.1%

SOVEREIGN ISSUES 2.1%
Ukraine Government International Bond
7.500% due 04/17/2023		$900	852
7.750% due 09/23/2020		700	672
7.800% due 11/28/2022		2,300	2,188
7.950% due 02/23/2021		300	288
9.250% due 07/24/2017		2,730	2,781

Total Ukraine (Cost $6,408)			6,781

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037		$600	672

Total United Arab Emirates (Cost $510)			672

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018		$400	461
Tullow Oil PLC
6.250% due 04/15/2022		200	208

Total United Kingdom (Cost $599)			669

UNITED STATES 0.7%

CORPORATE BONDS & NOTES 0.4%
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		$400	471
Rio Oil Finance Trust
6.250% due 07/06/2024		900	946

			1,417

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
1.822% due 09/25/2045		16	15
Banc of America Commercial Mortgage Trust
5.775% due 06/10/2049		200	220
5.948% due 02/10/2051		158	176

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^	$6	$5
Bear Stearns Adjustable Rate Mortgage Trust
2.568% due 01/25/2035	5	5
2.936% due 05/25/2047 ^	40	35
Citigroup Mortgage Loan Trust, Inc.
2.764% due 09/25/2037 ^	81	68
GSR Mortgage Loan Trust
2.657% due 01/25/2036 ^	16	16
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036	7	7
WaMu Mortgage Pass-Through Certificates Trust
2.380% due 02/25/2037 ^	52	47
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	18	17

		611

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.508% due 03/01/2036	64	66

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (f)(h)	189	214
U.S. Treasury Notes
1.875% due 06/30/2015 (h)	52	53
2.375% due 08/31/2014 (h)	100	101

		368

Total United States (Cost $2,232)		2,462

URUGUAY 0.6%

SOVEREIGN ISSUES 0.6%
Uruguay Government International Bond
4.500% due 08/14/2024	$1,182	1,257
7.625% due 03/21/2036	400	539

Total Uruguay (Cost $1,589)		1,796

VENEZUELA 8.4%

CORPORATE BONDS & NOTES 3.3%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$3,600	3,058
5.375% due 04/12/2027	5,500	3,432
5.500% due 04/12/2037	3,050	1,842
8.500% due 11/02/2017	2,250	2,090
9.750% due 05/17/2035	250	206

		10,628

SOVEREIGN ISSUES 5.1%
Venezuela Government International Bond
7.000% due 03/31/2038	300	212
7.650% due 04/21/2025	2,200	1,705
7.750% due 10/13/2019	6,720	5,813
8.250% due 10/13/2024	4,300	3,451
9.000% due 05/07/2023	1,300	1,111
9.250% due 05/07/2028	3,380	2,839
9.375% due 01/13/2034	1,710	1,441

		16,572

Total Venezuela (Cost $26,831)		27,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 3.4%

CORPORATE BONDS & NOTES 3.4%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$500	$500
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,150	1,989
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,062	2,168
7.250% due 04/16/2044	200	211
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,870
7.500% due 07/18/2016	3,300	3,626
7.875% due 03/13/2018	600	688

Total Virgin Islands (British) (Cost $10,335)		11,052

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	471

Total Zambia (Cost $492)		471

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (c) 0.1%
		439

U.S. TREASURY BILLS 0.8%
0.056% due 09/04/2014 - 10/16/2014 (b)(f)(h)	$2,540	2,540

Total Short-Term Instruments (Cost $2,979)		2,979

Total Investments in Securities (Cost $295,467)		308,403

	SHARES
INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio	1,194,263	11,950

Total Short-Term Instruments (Cost $11,950)		11,950

Total Investments in Affiliates (Cost $11,950)		11,950

Total Investments 98.6% (Cost $307,417)		$320,353

Financial Derivative Instruments (e)(g) (0.5%) (Cost or Premiums, net $(1,335))		(1,536)

Other Assets and Liabilities, net 1.9%		6,170

Net Assets 100.0%		$324,987

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$439	Freddie Mac 2.000% due 01/30/2023	$(449)	$439	$439

Total Repurchase Agreements						$(449)	$439	$439

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	06/24/2014	06/23/2016	$(605)	$(604)

Total Reverse Repurchase Agreements					$(604)

(2)

As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $605 at a weighted average interest rate of (1.250%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(d)	Securities with an aggregate market value of $606 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$0	$(604)	$0	$0	$ (604)	$606	$2
SSB	439	0	0	0	439	(449)	(10)

Total Borrowings and Other Financing Transactions	$439	$(604)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	4	$(1)	$0	$0
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	7	(6)	0	(2)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	91	5	7	0

Total Futures Contracts				$(2)	$7	$(2)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$10,100	$1,214	$356	$0	$(8)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$7,300	$290	$171	$0	$(11)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	1,600	173	(133)	0	(9)

					$463	$38	$0	$(20)

Total Swap Agreements					$1,677	$394	$0	$(28)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $1,384 and cash of $1,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$0	$7	$0	$(2)	$(28)	$(30)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		BRL	444	$		198	$0	$(3)
	07/2014		JPY	95,800			942	0	(3)
	07/2014	$		201		BRL	444	0	(1)

BRC	07/2014		BRL	520	$		232	0	(3)
	07/2014		EUR	3,555			4,850	0	(18)
	07/2014		JPY	65,400			639	0	(7)
	07/2014	$		236		BRL	520	0	(1)
	07/2014			352		JPY	36,100	4	0
	07/2014			699		KRW	759,279	51	0

CBK	10/2014		ZAR	1,735	$		162	2	0

DUB	07/2014		BRL	443			201	1	0
	07/2014	$		198		BRL	443	2	0
	07/2014			4,833		EUR	3,555	35	0
	07/2014			4,325		JPY	440,200	20	0
	08/2014		EUR	3,555	$		4,834	0	(35)
	08/2014		JPY	440,200			4,326	0	(20)
	10/2014		COP	566,080			289	0	(10)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
FBF	10/2014		BRL	4,007	$		1,730	$0	$(37)

GLM	08/2014		MXN	2,848			216	0	(2)
	10/2014		BRL	6,289			2,715	0	(58)

HUS	08/2014		EUR	427			581	0	(5)

JPM	07/2014		BRL	3,150			1,430	5	0
	07/2014		JPY	315,100			3,094	0	(17)
	07/2014	$		1,407		BRL	3,150	19	0
	07/2014			84		INR	4,962	0	(2)
	07/2014			105		KRW	107,615	1	0
	08/2014		BRL	3,150	$		1,394	0	(18)

RBC	08/2014	$		422		EUR	310	2	0

UAG	07/2014		BRL	2,630	$		1,167	0	(23)
	07/2014	$		1,194		BRL	2,630	0	(4)
	07/2014			453		INR	28,339	17	0
	07/2014			379		KRW	388,930	5	0

Total Forward Foreign Currency Contracts								$164	$(267)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$1,580	$38	$6

Total Purchased Options						$38	$6

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$	200	$(1)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$791	$(21)	$(19)

BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	1,580	(38)	(3)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	1,300	(17)	(20)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	600	(5)	(1)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	500	(6)	(8)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	611	(16)	(9)

UAG	Call - OTC USD versus INR		68.000	06/01/2015	316	(6)	(5)

						$(109)	$(65)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$(1)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$(1)

Total Written Options						$(128)	$(66)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$3,180	$(57)
Sales	5,618	(80)
Closing Buys	(300)	2
Expirations	(700)	5
Exercised	(300)	2

Balance at End of Period	$7,498	$(128)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Russia Government International Bond	(1.000%	)	03/20/2019	1.662%	$ 500	$23	$(8)	$15	$0

GST	Russia Government International Bond	(1.000%	)	03/20/2019	1.662%	200	9	(3)	6	0

							$32	$(11)	$21	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2019	0.765%	$ 500	$(1)	$7	$6	$0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	500	0	8	8	0
	South Africa Government International Bond	1.000%	09/20/2014	0.388%	1,300	(1)	3	2	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	6,600	37	(1)	36	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	1,500	(51)	2	0	(49)
	Ukraine Government International Bond	5.000%	03/20/2015	10.515%	200	(19)	12	0	(7)

BPS	Brazil Government International Bond	1.000%	03/20/2015	0.259%	900	4	1	5	0

BRC	Colombia Government International Bond	1.000%	06/20/2019	0.765%	100	0	1	1	0
	Export-Import Bank of China	1.000%	09/20/2017	0.739%	550	(19)	24	5	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	100	(14)	4	0	(10)
	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.207%	500	(6)	5	0	(1)
	Mexico Government International Bond	1.000%	12/20/2014	0.115%	300	(10)	11	1	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	200	1	2	3	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	300	2	0	2	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	300	(10)	0	0	(10)
	Turkey Government International Bond	1.000%	03/20/2015	0.487%	600	2	1	3	0

CBK	Brazil Government International Bond	1.000%	03/20/2016	0.524%	200	(1)	3	2	0
	Brazil Government International Bond	1.000%	03/20/2021	1.699%	1,300	(58)	2	0	(56)
	China Government International Bond	1.000%	12/20/2016	0.299%	100	(5)	7	2	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,200	14	23	37	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	300	(41)	13	0	(28)
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	09/20/2014	1.310%	500	0	0	0	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2015	1.310%	1,000	(26)	24	0	(2)
	Sberbank of Russia	1.000%	09/20/2014	1.002%	500	0	0	0	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	2,700	(87)	(3)	0	(90)
	Turkey Government International Bond	1.000%	09/20/2014	0.487%	400	0	1	1	0
	Ukraine Government International Bond	5.000%	03/20/2015	10.515%	100	(10)	6	0	(4)

DUB	Brazil Government International Bond	1.000%	06/20/2015	0.319%	300	1	1	2	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	7,200	(181)	53	0	(128)
	China Government International Bond	1.000%	12/20/2016	0.299%	500	(23)	32	9	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	100	(1)	2	1	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	500	3	4	7	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	1,500	(11)	12	1	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	100	(1)	2	1	0
	Turkey Government International Bond	1.000%	06/20/2021	2.039%	100	(9)	3	0	(6)

FBF	China Government International Bond	1.000%	12/20/2016	0.299%	300	(15)	20	5	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%	200	(19)	21	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.956%	2,900	(188)	17	0	(171)

GST	Brazil Government International Bond	1.000%	03/20/2015	0.259%	400	2	1	3	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	600	(28)	22	0	(6)
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,200	10	27	37	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	$ 100	$(14)	$4	$0	$(10)
	Panama Government International Bond	1.000%	06/20/2019	0.719%	100	1	1	2	0

HUS	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,500	(25)	66	41	0
	Mexico Government International Bond	1.000%	03/20/2021	0.887%	800	(37)	43	6	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	200	1	2	3	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	200	0	0	0	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	300	(10)	10	0	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	400	(14)	1	0	(13)
	South Africa Government International Bond	1.000%	03/20/2023	2.241%	2,430	(214)	(8)	0	(222)

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%	300	(4)	7	3	0
	Brazil Government International Bond	1.000%	12/20/2019	1.492%	1,000	(37)	12	0	(25)
	China Government International Bond	1.000%	12/20/2016	0.299%	400	(20)	27	7	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	500	3	3	6	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.340%	2,375	(92)	105	13	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	1,000	(22)	(2)	0	(24)
	Panama Government International Bond	1.000%	06/20/2019	0.719%	500	2	4	6	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	300	(9)	9	0	0
	Russia Government International Bond	1.000%	06/20/2023	2.138%	1,900	(146)	(16)	0	(162)
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	2,400	14	(1)	13	0

MYC	Brazil Government International Bond	1.000%	03/20/2016	0.524%	3,800	(38)	71	33	0
	Brazil Government International Bond	2.100%	08/20/2016	0.606%	250	0	10	10	0
	China Government International Bond	1.000%	12/20/2016	0.299%	1,200	(56)	77	21	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	100	(1)	2	1	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	1,000	(34)	37	3	0

RYL	China Government International Bond	1.000%	06/20/2016	0.241%	600	6	3	9	0

UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	400	0	7	7	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.340%	375	(15)	17	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.956%	100	(7)	1	0	(6)

						$(1,527)	$865	$368	$(1,030)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$	100	$ 12	$(3)	$9	$0

GST	CDX.EM-19 5-Year Index	5.000%	06/20/2018		100	10	0	10	0

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,000	83	(61)	22	0

UAG	CDX.EM-15 5-Year Index	5.000%	06/20/2016		2,500	230	(106)	124	0

						$ 335	$(170)	$165	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	41,100	$45	$75	$120	$0

DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	10,100	9	(269)	0	(260)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	31,322	3	88	91	0

JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	3,400	6	(91)	0	(85)
	Pay	28-Day MXN-TIIE	8.950%	02/19/2019	MXN	11,000	0	151	151	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		70,000	(68)	129	61	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	31,000	(80)	(872)	0	(952)

							$(85)	$(789)	$423	$(1,297)

Total Swap Agreements							$(1,245)	$(105)	$977	$(2,327)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $1,523 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$0	$0	$52	$52	$(7)	$(19)	$(56)	$(82)	$(30)	$0	$(30)
BPS	0	0	5	5	0	0	0	0	5	0	5
BRC	55	6	144	205	(29)	(3)	(21)	(53)	152	0	152
CBK	2	0	57	59	0	(1)	(180)	(181)	(122)	50	(72)
DUB	58	0	21	79	(65)	0	(394)	(459)	(380)	270	(110)
FBF	0	0	7	7	(37)	(20)	(171)	(228)	(221)	213	(8)
GLM	0	0	0	0	(60)	(1)	0	(61)	(61)	0	(61)
GST	0	0	58	58	0	0	(16)	(16)	42	0	42
HUS	0	0	163	163	(5)	(8)	(235)	(248)	(85)	0	(85)
JPM	25	0	260	285	(37)	(9)	(296)	(342)	(57)	0	(57)
MYC	0	0	68	68	0	0	0	0	68	(245)	(177)
RBC	2	0	0	2	0	0	0	0	2	0	2
RYL	0	0	9	9	0	0	0	0	9	0	9
UAG	22	0	133	155	(27)	(5)	(958)	(990)	(835)	990	155

Total Over the Counter	$164	$6	$977	$1,147	$(267)	$(66)	$(2,327)	$(2,660)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164	$0	$164
Purchased Options	0	0	0	6	0	6
Swap Agreements	0	554	0	0	423	977

	$0	$554	$0	$170	$423	$1,147

	$0	$554	$0	$170	$430	$1,154

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	8	0	0	20	28

	$0	$8	$0	$0	$22	$30

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$267	$0	$267
Written Options	0	0	0	65	1	66
Swap Agreements	0	1,030	0	0	1,297	2,327

	$0	$1,030	$0	$332	$1,298	$2,660

	$0	$1,038	$0	$332	$1,320	$2,690

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$166	$166
Swap Agreements	0	153	0	0	(84)	69

	$0	$153	$0	$0	$82	$235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(316)	$0	$(316)
Written Options	0	0	0	7	0	7
Swap Agreements	0	537	0	0	34	571

	$0	$537	$0	$(309)	$34	$262

	$0	$690	$0	$(309)	$116	$497

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$186	$186
Swap Agreements	0	356	0	0	(513)	(157)

	$0	$356	$0	$0	$(327)	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(200)	$0	$(200)
Purchased Options	0	0	0	(59)	0	(59)
Written Options	0	1	0	23	1	25
Swap Agreements	0	693	0	0	596	1,289

	$0	$694	$0	$(236)	$597	$1,055

	$0	$1,050	$0	$(236)	$270	$1,084

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,145	$0	$1,145
Azerbaijan
Sovereign Issues	0	828	0	828
Bahrain
Sovereign Issues	0	1,100	0	1,100
Bermuda
Corporate Bonds & Notes	0	2,323	0	2,323
Brazil
Corporate Bonds & Notes	0	33,877	0	33,877
Sovereign Issues	0	13,394	0	13,394
Cayman Islands
Corporate Bonds & Notes	0	6,132	732	6,864

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Chile
Corporate Bonds & Notes	$0	$5,234	$0	$5,234
Sovereign Issues	0	132	0	132
China
Corporate Bonds & Notes	0	2,676	0	2,676
Colombia
Corporate Bonds & Notes	0	7,057	0	7,057
Sovereign Issues	0	1,209	0	1,209
Costa Rica
Sovereign Issues	0	1,129	0	1,129
El Salvador
Sovereign Issues	0	4,769	0	4,769
Gabon
Sovereign Issues	0	442	0	442

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Guatemala
Sovereign Issues	$0	$1,138	$0	$1,138
Hong Kong
Corporate Bonds & Notes	0	2,410	0	2,410
Hungary
Corporate Bonds & Notes	0	557	0	557
Sovereign Issues	0	108	0	108
India
Corporate Bonds & Notes	0	3,799	0	3,799
Indonesia
Corporate Bonds & Notes	0	7,199	0	7,199
Sovereign Issues	0	11,173	0	11,173
Ireland
Corporate Bonds & Notes	0	14,909	0	14,909
Israel
Corporate Bonds & Notes	0	342	0	342
Sovereign Issues	0	787	0	787
Kazakhstan
Corporate Bonds & Notes	0	12,002	0	12,002
Kenya
Sovereign Issues	0	1,142	0	1,142
Luxembourg
Corporate Bonds & Notes	0	20,156	0	20,156
Mexico
Corporate Bonds & Notes	0	33,166	0	33,166
Sovereign Issues	0	6,694	0	6,694
Mongolia
Sovereign Issues	0	1,592	0	1,592
Morocco
Sovereign Issues	0	2,214	0	2,214
Netherlands
Corporate Bonds & Notes	0	1,967	0	1,967
Panama
Sovereign Issues	0	3,966	0	3,966
Peru
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	2,054	0	2,054
Philippines
Corporate Bonds & Notes	0	1,677	0	1,677
Sovereign Issues	0	1,307	0	1,307
Qatar
Corporate Bonds & Notes	0	1,882	0	1,882
Russia
Corporate Bonds & Notes	0	3,711	0	3,711
Sovereign Issues	0	11,425	0	11,425
Senegal
Sovereign Issues	0	232	0	232
Slovenia
Sovereign Issues	0	6,849	0	6,849
South Africa
Corporate Bonds & Notes	0	1,928	0	1,928
Sovereign Issues	0	227	0	227
Sri Lanka
Sovereign Issues	0	1,113	0	1,113
Sweden
Corporate Bonds & Notes	0	313	0	313

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Thailand
Corporate Bonds & Notes	$0	$1,026	$0	$1,026
Trinidad and Tobago
Corporate Bonds & Notes	0	1,923	0	1,923
Turkey
Corporate Bonds & Notes	0	1,936	0	1,936
Sovereign Issues	0	9,013	0	9,013
Ukraine
Sovereign Issues	0	6,781	0	6,781
United Arab Emirates
Corporate Bonds & Notes	0	672	0	672
United Kingdom
Corporate Bonds & Notes	0	669	0	669
United States
Corporate Bonds & Notes	0	1,417	0	1,417
Mortgage-Backed Securities	0	611	0	611
U.S. Government Agencies	0	66	0	66
U.S. Treasury Obligations	0	368	0	368
Uruguay
Sovereign Issues	0	1,796	0	1,796
Venezuela
Corporate Bonds & Notes	0	10,628	0	10,628
Sovereign Issues	0	16,572	0	16,572
Virgin Islands (British)
Corporate Bonds & Notes	0	11,052	0	11,052
Zambia
Sovereign Issues	0	471	0	471
Short-Term Instruments
Repurchase Agreements	0	439	0	439
U.S. Treasury Bills	0	2,540	0	2,540
	$0	$307,671	$732	$308,403

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,950	$0	$0	$11,950

Total Investments	$11,950	$307,671	$732	$320,353

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	0	0	7
Over the counter	0	1,147	0	1,147
	$7	$1,147	$0	$1,154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(28)	0	(30)
Over the counter	0	(2,659)	(1)	(2,660)
	$(2)	$(2,687)	$(1)	$(2,690)

Totals	$11,955	$306,131	$731	$318,817

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the

NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price,

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities each

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Notes to Financial Statements (Cont.)

representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$18,134	$49,715	$(55,900)	$(2)	$3	$11,950	$15	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned

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purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains.

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Notes to Financial Statements (Cont.)

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

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equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect

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Notes to Financial Statements (Cont.)

itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a

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particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation,

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$69	$51,389	$43,090

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	156	$2,170	28	$388
Administrative Class	1,846	25,447	4,420	64,231
Advisor Class	895	12,306	943	13,856
Issued as reinvestment of distributions
Institutional Class	2	31	1	16
Administrative Class	513	7,037	1,260	17,788
Advisor Class	64	876	158	2,243
Cost of shares redeemed
Institutional Class	(7)	(100)	(29)	(425)
Administrative Class	(2,677)	(36,484)	(7,503)	(106,453)
Advisor Class	(442)	(6,021)	(2,194)	(31,680)
Net increase (decrease) resulting from Portfolio share transactions	350	$5,262	(2,916)	$(40,036)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 70% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 57% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$307,439	$17,927	$(5,013)	$12,914

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
BRL	Brazilian Real	INR	Indian Rupee	MXN	Mexican Peso
COP	Colombian Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
JSC	Joint Stock Company

SEMIANNUAL REPORT	JUNE 30, 2014	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT13SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Brazil	14.8%
Mexico	12.4%
Venezuela	8.5%
Luxembourg	6.3%
Indonesia	5.7%
Short-Term Instruments‡	4.7%
Other	47.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO Emerging Markets Bond Portfolio Advisor Class	8.37%	9.47%	9.78%	7.37%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	9.10%	11.05%	10.43%	8.28%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.10% for Advisor Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,083.70	$1,019.34
Expenses Paid During Period†	$5.68	$5.51
Net Annualized Expense Ratio	1.10%	1.10%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»	An overweight to Venezuelan external sovereign debt contributed to performance as Venezuela outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Philippine external sovereign debt contributed to performance as the Philippines underperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Turkish external sovereign debt detracted from performance as Turkey outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Argentinian external sovereign debt detracted from performance as Argentina outperformed the Portfolio’s benchmark index over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Advisor Class
Net asset value beginning of year or period	$13.44		$15.32	$13.65	$13.54	$12.68	$10.32
Net investment income (a)	0.32		0.66	0.65	0.64	0.58	0.61
Net realized/unrealized gain (loss)	0.79		(1.72)	1.72	0.18	0.92	2.44
Total income (loss) from investment operations	1.11		(1.06)	2.37	0.82	1.50	3.05
Dividends from net investment income	(0.35)		(0.70)	(0.70)	(0.71)	(0.64)	(0.69)
Distributions from net realized capital gains	0.00		(0.12)	0.00	0.00	0.00	0.00
Total distributions	(0.35)		(0.82)	(0.70)	(0.71)	(0.64)	(0.69)
Net asset value end of year or period	$14.20		$13.44	$15.32	$13.65	$13.54	$12.68
Total return	8.37%		(7.04)%	17.75%	6.21%	12.03%	30.39%
Net assets end of year or period (000s)	$40,367		$31,270	$52,398	$27,889	$25,832	$11,135
Ratio of expenses to average net assets	1.10	%*	1.10%	1.10%	1.10%	1.10%	1.11%
Ratio of expenses to average net assets excluding interest expense	1.10	%*	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.75	%*	4.56%	4.42%	4.70%	4.33%	5.15%
Portfolio turnover rate	15	%**	24%**	20%**	15%**	197%**	234%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$308,403
Investments in Affiliates	11,950
Financial Derivative Instruments
Exchange-traded or centrally cleared	7
Over the counter	1,147
Cash	1
Deposits with counterparty	1,103
Foreign currency, at value	187
Receivable for investments sold	1,014
Receivable for Portfolio shares sold	273
Interest receivable	5,142
Dividends receivable from Affiliates	3
329,230

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$604
Financial Derivative Instruments
Exchange-traded or centrally cleared	30
Over the counter	2,660
Payable for investments purchased	401
Payable for investments in Affiliates purchased	3
Deposits from counterparty	245
Payable for Portfolio shares redeemed	40
Accrued investment advisory fees	116
Accrued supervisory and administrative fees	103
Accrued distribution fees	8
Accrued servicing fees	33
4,243

Net Assets	$324,987

Net Assets Consist of:
Paid in capital	$299,634
Undistributed net investment income	5,463
Accumulated undistributed net realized gain	6,724
Net unrealized appreciation	13,166
$324,987

Net Assets:
Institutional Class	$2,549
Administrative Class	282,071
Advisor Class	40,367

Shares Issued and Outstanding:
Institutional Class	179
Administrative Class	19,864
Advisor Class	2,843

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.20
Administrative Class	14.20
Advisor Class	14.20

Cost of Investments in Securities	$295,467
Cost of Investments in Affiliates	$11,950
Cost of Foreign Currency Held	$188
Cost or Premiums of Financial Derivative Instruments, net	$(1,335)

* Includes repurchase agreements of:	$439

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$8,839
Dividends from Investments in Affiliates	15
Total Income	8,854

Expenses:
Investment advisory fees	678
Supervisory and administrative fees	602
Servicing fees - Administrative Class	200
Distribution and/or servicing fees - Advisor Class	42
Trustee fees	1
Interest expense	1
Total Expenses	1,524

Net Investment Income	7,330

Net Realized Gain (Loss):
Investments in securities	347
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	235
Over the counter financial derivative instruments	262
Foreign currency	38
Net Realized Gain	880

Net Change in Unrealized Appreciation:
Investments in securities	15,451
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	29
Over the counter financial derivative instruments	1,055
Foreign currency assets and liabilities	16
Net Change in Unrealized Appreciation	16,554
Net Gain	17,434

Net Increase in Net Assets Resulting from Operations	$24,764

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,330	$16,244
Net realized gain	880	11,025
Net change in unrealized appreciation (depreciation)	16,554	(54,316)
Net increase (decrease) resulting from operations	24,764	(27,047)

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(14)
Administrative Class	(7,038)	(15,419)
Advisor Class	(876)	(1,973)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(2,369)
Advisor Class	0	(270)

Total Distributions	(7,945)	(20,047)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	5,262	(40,036)

Total Increase (Decrease) in Net Assets	22,081	(87,130)

Net Assets:
Beginning of period	302,906	390,036
End of period*	$324,987	$302,906

* Including undistributed net investment income of:	$5,463	$6,078

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.9%

ARGENTINA 0.4%

SOVEREIGN ISSUES 0.4%
Argentina Bonar Bonds
8.750% due 05/07/2024		$600	$556
Argentine Republic Government International Bond
8.280% due 12/31/2033		701	589

Total Argentina (Cost $1,071)			1,145

AZERBAIJAN 0.3%

SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$800	828

Total Azerbaijan (Cost $785)			828

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,100

Total Bahrain (Cost $1,013)			1,100

BERMUDA 0.7%

CORPORATE BONDS & NOTES 0.7%
Digicel Group Ltd.
8.250% due 09/30/2020		$300	328
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	470
4.750% due 02/16/2021		1,400	1,525

Total Bermuda (Cost $2,145)			2,323

BRAZIL 14.5%

CORPORATE BONDS & NOTES 10.4%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$300	288
Banco do Brasil S.A.
3.875% due 10/10/2022		2,330	2,196
4.500% due 01/20/2016	EUR	800	1,143
6.000% due 01/22/2020		$2,620	2,915
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	464
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,359
4.625% due 02/13/2017		1,400	1,496
Banco Votorantim S.A.
5.250% due 02/11/2016		800	838
BM&FBovespa S.A.
5.500% due 07/16/2020		500	546
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,341
BRF S.A.
4.750% due 05/22/2024		800	790
5.875% due 06/06/2022		200	217
Caixa Economica Federal
2.375% due 11/06/2017		600	587
3.500% due 11/07/2022		600	546
4.250% due 05/13/2019		800	810
4.500% due 10/03/2018		500	514
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,250	3,624
CSN Islands Corp.
6.875% due 09/21/2019		1,000	1,065

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		$400	$399
Petrobras International Finance Co.
5.750% due 01/20/2020		9,750	10,445
7.875% due 03/15/2019		1,600	1,873
Samarco Mineracao S.A.
5.750% due 10/24/2023		400	421

			33,877

SOVEREIGN ISSUES 4.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	622
5.750% due 09/26/2023		700	754
6.369% due 06/16/2018		840	947
6.500% due 06/10/2019		1,700	1,921
Brazil Government International Bond
5.625% due 01/07/2041		50	54
7.125% due 01/20/2037		600	762
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,538	675
10.000% due 01/01/2021		16,400	6,801
10.000% due 01/01/2023		65	26
10.000% due 01/01/2025		2,100	832

			13,394

Total Brazil (Cost $45,969)			47,271

CAYMAN ISLANDS 2.1%

CORPORATE BONDS & NOTES 2.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	870
Alpha Star Holding Ltd.
4.970% due 04/09/2019		200	193
Baidu, Inc.
3.500% due 11/28/2022		800	790
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	655
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	444
Interoceanica Finance Ltd.
0.000% due 11/30/2018		102	93
0.000% due 11/30/2025		397	281
0.000% due 05/15/2030		800	358
Mongolian Mining Corp.
8.875% due 03/29/2017		500	327
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		700	758
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		1,187	1,270
6.750% due 10/01/2022		675	724
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		108	101

Total Cayman Islands (Cost $6,758)			6,864

CHILE 1.6%

CORPORATE BONDS & NOTES 1.6%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	745
Banco Santander Chile
3.875% due 09/20/2022		500	505
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,176

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		$400	$367
E.CL S.A.
5.625% due 01/15/2021		800	876
ENTEL Chile S.A.
4.875% due 10/30/2024		1,500	1,565

			5,234

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		150	132

Total Chile (Cost $5,002)			5,366

CHINA 0.8%

CORPORATE BONDS & NOTES 0.8%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$600	630
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		400	400
4.375% due 04/10/2024		700	726
4.875% due 05/17/2042		500	509
State Grid Overseas Investment Ltd.
4.125% due 05/07/2024		400	411

Total China (Cost $2,606)			2,676

COLOMBIA 2.6%

CORPORATE BONDS & NOTES 2.2%
Ecopetrol S.A.
5.875% due 09/18/2023		$400	450
5.875% due 05/28/2045		800	833
7.375% due 09/18/2043		900	1,112
7.625% due 07/23/2019		3,790	4,662

			7,057

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		150	181
8.125% due 05/21/2024		300	405
10.375% due 01/28/2033		225	357
12.000% due 10/22/2015	COP	457,000	266

			1,209

Total Colombia (Cost $7,177)			8,266

COSTA RICA 0.4%

SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	579
4.375% due 04/30/2025		200	188
5.625% due 04/30/2043		400	362

Total Costa Rica (Cost $1,200)			1,129

EL SALVADOR 1.5%

SOVEREIGN ISSUES 1.5%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,247
7.625% due 02/01/2041		560	604
7.650% due 06/15/2035		845	918

Total El Salvador (Cost $5,008)			4,769

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GABON 0.1%

SOVEREIGN ISSUES 0.1%
Gabonese Republic
6.375% due 12/12/2024		$402	$442

Total Gabon (Cost $403)			442

GUATEMALA 0.4%

SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028		$210	208
5.750% due 06/06/2022		860	930

Total Guatemala (Cost $1,080)			1,138

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$1,000	1,021
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		700	719
Nexen Energy ULC
6.400% due 05/15/2037		50	60
7.500% due 07/30/2039		450	610

Total Hong Kong (Cost $2,322)			2,410

HUNGARY 0.2%

CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020		$500	557

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023		100	108

Total Hungary (Cost $597)			665

INDIA 1.2%

CORPORATE BONDS & NOTES 1.2%
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	200	281
5.350% due 05/20/2024		$400	417
ICICI Bank Ltd.
4.750% due 11/25/2016		500	529
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,120
ONGC Videsh Ltd.
2.500% due 05/07/2018		200	198
3.750% due 05/07/2023		200	191
State Bank of India
4.500% due 10/23/2014		850	857
4.500% due 07/27/2015		200	206

Total India (Cost $3,702)			3,799

INDONESIA 5.6%

CORPORATE BONDS & NOTES 2.2%
Majapahit Holding BV
7.250% due 06/28/2017		$700	796
7.750% due 01/20/2020		1,540	1,809
7.875% due 06/29/2037		700	819
Pertamina Persero PT
4.300% due 05/20/2023		800	759
6.000% due 05/03/2042		1,500	1,406
6.450% due 05/30/2044		1,300	1,293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	$300	$317

		7,199

SOVEREIGN ISSUES 3.4%
Indonesia Government International Bond
4.625% due 04/15/2043	1,700	1,492
6.625% due 02/17/2037	100	112
6.750% due 01/15/2044	2,100	2,420
6.875% due 03/09/2017	3,200	3,612
7.750% due 01/17/2038	100	125
11.625% due 03/04/2019	2,500	3,412

		11,173

Total Indonesia (Cost $17,482)		18,372

IRELAND 4.6%

CORPORATE BONDS & NOTES 4.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,151
Borets Finance Ltd.
7.625% due 09/26/2018	700	710
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017 (d)	600	606
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	780
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.550% due 10/28/2020	800	808
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	300	282
6.604% due 02/03/2021	1,300	1,401
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,389
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	397
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	240	259
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	317
7.748% due 02/02/2021	500	552
9.125% due 04/30/2018	500	573
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	525
5.450% due 11/22/2017	700	739
6.025% due 07/05/2022	2,580	2,664
6.800% due 11/22/2025	500	538
6.902% due 07/09/2020	200	218

Total Ireland (Cost $14,213)		14,909

ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	342

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043	800	787

Total Israel (Cost $1,106)		1,129

KAZAKHSTAN 3.7%

CORPORATE BONDS & NOTES 3.7%
Intergas Finance BV
6.375% due 05/14/2017	$300	325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KazMunayGas National Co. JSC
4.400% due 04/30/2023		$700	$688
5.750% due 04/30/2043		1,000	965
7.000% due 05/05/2020		5,200	5,941
11.750% due 01/23/2015		2,000	2,116
Samruk-Energy JSC
3.750% due 12/20/2017		1,400	1,419
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		217	220
Zhaikmunai LLP
7.125% due 11/13/2019		300	328

Total Kazakhstan (Cost $11,454)			12,002

KENYA 0.4%

SOVEREIGN ISSUES 0.4%
Kenya Government International Bond
5.875% due 06/24/2019		$200	204
6.875% due 06/24/2024		900	938

Total Kenya (Cost $1,100)			1,142

LUXEMBOURG 6.2%

CORPORATE BONDS & NOTES 6.2%
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019		$200	201
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,800	1,679
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		2,580	2,764
6.212% due 11/22/2016		330	360
6.510% due 03/07/2022		750	816
8.625% due 04/28/2034		1,210	1,500
9.250% due 04/23/2019		2,300	2,803
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		1,920	1,982
6.299% due 05/15/2017		1,640	1,738
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,280
5.717% due 06/16/2021		600	633
6.125% due 02/07/2022		2,900	3,114
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,286

Total Luxembourg (Cost $19,881)			20,156

		SHARES
MEXICO 12.3%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 10.2%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	461
Banco Inbursa
4.125% due 06/06/2024		$3,000	2,938
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,400	1,585
6.750% due 09/30/2022		900	1,031
Comision Federal de Electricidad
4.875% due 05/26/2021		900	972
4.875% due 01/15/2024		800	856
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	88

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		$70	$11
9.750% due 03/25/2020 ^		125	19
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	201
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	3,390
6.625% due 06/15/2038		700	823
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,361
5.500% due 01/21/2021		1,050	1,184
5.500% due 06/27/2044		1,440	1,506
6.375% due 01/23/2045		500	582
6.500% due 06/02/2041		8,920	10,414
8.000% due 05/03/2019		3,000	3,732
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	12

			33,166

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
4.750% due 03/08/2044		100	103
5.550% due 01/21/2045		2,520	2,873
5.750% due 10/12/2110		700	746
6.050% due 01/11/2040		850	1,034
6.750% due 09/27/2034		544	707
7.250% due 12/15/2016	MXN	8,600	720
9.500% due 12/18/2014		6,436	511

			6,694

Total Mexico (Cost $37,928)			39,860

MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018		$1,000	950
5.125% due 12/05/2022		730	642

Total Mongolia (Cost $1,721)			1,592

MOROCCO 0.7%

SOVEREIGN ISSUES 0.7%
Morocco Government International Bond
4.250% due 12/11/2022		$2,200	2,214

Total Morocco (Cost $2,235)			2,214

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$300	333
6.950% due 07/10/2042		500	549
7.000% due 05/11/2016		1,000	1,085

Total Netherlands (Cost $1,929)			1,967

PANAMA 1.2%

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053		$600	526
8.875% due 09/30/2027		780	1,121
9.375% due 04/01/2029		1,553	2,319

Total Panama (Cost $3,531)			3,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 0.7%

CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	$205

SOVEREIGN ISSUES 0.6%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	383
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,671

		2,054

Total Peru (Cost $2,000)		2,259

PHILIPPINES 0.9%

CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,677

SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
6.375% due 10/23/2034	100	126
7.750% due 01/14/2031	400	554
9.500% due 02/02/2030	400	627

		1,307

Total Philippines (Cost $2,834)		2,984

QATAR 0.6%

CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc.
6.067% due 12/31/2033	$100	111
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	998	1,090
5.838% due 09/30/2027	350	390
6.332% due 09/30/2027	250	291

Total Qatar (Cost $1,653)		1,882

RUSSIA 4.6%

CORPORATE BONDS & NOTES 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020	$1,100	1,228
SCF Capital Ltd.
5.375% due 10/27/2017	700	711
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	967
VimpelCom Holdings BV
5.200% due 02/13/2019	800	805

		3,711

SOVEREIGN ISSUES 3.5%
Russia Government International Bond
3.250% due 04/04/2017	400	415
4.500% due 04/04/2022	2,200	2,260
4.875% due 09/16/2023	400	415
5.625% due 04/04/2042	1,800	1,890
5.875% due 09/16/2043	200	215
7.500% due 03/31/2030	5,370	6,230

		11,425

Total Russia (Cost $14,338)		15,136

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	$232

Total Senegal (Cost $214)			232

SLOVENIA 2.1%

SOVEREIGN ISSUES 2.1%
Slovenia Government International Bond
4.125% due 02/18/2019		$600	633
4.375% due 02/06/2019	EUR	800	1,220
4.700% due 11/01/2016		600	891
4.750% due 05/10/2018		$900	973
5.250% due 02/18/2024		2,900	3,132

Total Slovenia (Cost $6,327)			6,849

SOUTH AFRICA 0.7%

CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	510
6.500% due 04/15/2040		100	96
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,322

			1,928

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
4.665% due 01/17/2024		100	102
7.250% due 01/15/2020	ZAR	300	28
8.250% due 09/15/2017		1,000	97

			227

Total South Africa (Cost $2,271)			2,155

SRI LANKA 0.3%

SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$500	511
6.250% due 07/27/2021		568	602

Total Sri Lanka (Cost $1,068)			1,113

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	313

Total Sweden (Cost $256)			313

THAILAND 0.3%

CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	413
4.875% due 01/23/2043		670	613

Total Thailand (Cost $1,078)			1,026

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,200	1,290
9.750% due 08/14/2019		500	633

Total Trinidad and Tobago (Cost $1,755)			1,923

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 3.4%

CORPORATE BONDS & NOTES 0.6%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$400	$425
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		400	397
4.750% due 10/17/2019		1,100	1,114

			1,936

SOVEREIGN ISSUES 2.8%
Turkey Government International Bond
4.125% due 04/11/2023	EUR	800	1,147
4.875% due 04/16/2043		$1,100	1,040
6.000% due 01/14/2041		800	858
6.750% due 05/30/2040		1,700	1,990
7.250% due 03/05/2038		700	866
7.500% due 11/07/2019		1,400	1,663
8.000% due 02/14/2034		1,100	1,449

			9,013

Total Turkey (Cost $10,280)			10,949

UKRAINE 2.1%

SOVEREIGN ISSUES 2.1%
Ukraine Government International Bond
7.500% due 04/17/2023		$900	852
7.750% due 09/23/2020		700	672
7.800% due 11/28/2022		2,300	2,188
7.950% due 02/23/2021		300	288
9.250% due 07/24/2017		2,730	2,781

Total Ukraine (Cost $6,408)			6,781

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037		$600	672

Total United Arab Emirates (Cost $510)			672

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018		$400	461
Tullow Oil PLC
6.250% due 04/15/2022		200	208

Total United Kingdom (Cost $599)			669

UNITED STATES 0.7%

CORPORATE BONDS & NOTES 0.4%
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		$400	471
Rio Oil Finance Trust
6.250% due 07/06/2024		900	946

			1,417

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
1.822% due 09/25/2045		16	15
Banc of America Commercial Mortgage Trust
5.775% due 06/10/2049		200	220
5.948% due 02/10/2051		158	176

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^	$6	$5
Bear Stearns Adjustable Rate Mortgage Trust
2.568% due 01/25/2035	5	5
2.936% due 05/25/2047 ^	40	35
Citigroup Mortgage Loan Trust, Inc.
2.764% due 09/25/2037 ^	81	68
GSR Mortgage Loan Trust
2.657% due 01/25/2036 ^	16	16
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036	7	7
WaMu Mortgage Pass-Through Certificates Trust
2.380% due 02/25/2037 ^	52	47
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	18	17

		611

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.508% due 03/01/2036	64	66

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (f)(h)	189	214
U.S. Treasury Notes
1.875% due 06/30/2015 (h)	52	53
2.375% due 08/31/2014 (h)	100	101

		368

Total United States (Cost $2,232)		2,462

URUGUAY 0.6%

SOVEREIGN ISSUES 0.6%
Uruguay Government International Bond
4.500% due 08/14/2024	$1,182	1,257
7.625% due 03/21/2036	400	539

Total Uruguay (Cost $1,589)		1,796

VENEZUELA 8.4%

CORPORATE BONDS & NOTES 3.3%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$3,600	3,058
5.375% due 04/12/2027	5,500	3,432
5.500% due 04/12/2037	3,050	1,842
8.500% due 11/02/2017	2,250	2,090
9.750% due 05/17/2035	250	206

		10,628

SOVEREIGN ISSUES 5.1%
Venezuela Government International Bond
7.000% due 03/31/2038	300	212
7.650% due 04/21/2025	2,200	1,705
7.750% due 10/13/2019	6,720	5,813
8.250% due 10/13/2024	4,300	3,451
9.000% due 05/07/2023	1,300	1,111
9.250% due 05/07/2028	3,380	2,839
9.375% due 01/13/2034	1,710	1,441

		16,572

Total Venezuela (Cost $26,831)		27,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 3.4%

CORPORATE BONDS & NOTES 3.4%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$500	$500
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,150	1,989
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,062	2,168
7.250% due 04/16/2044	200	211
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,870
7.500% due 07/18/2016	3,300	3,626
7.875% due 03/13/2018	600	688

Total Virgin Islands (British) (Cost $10,335)		11,052

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	471

Total Zambia (Cost $492)		471

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (c) 0.1%
		439

U.S. TREASURY BILLS 0.8%
0.056% due 09/04/2014 - 10/16/2014 (b)(f)(h)	$2,540	2,540

Total Short-Term Instruments (Cost $2,979)		2,979

Total Investments in Securities (Cost $295,467)		308,403

	SHARES
INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio	1,194,263	11,950

Total Short-Term Instruments (Cost $11,950)		11,950

Total Investments in Affiliates (Cost $11,950)		11,950

Total Investments 98.6% (Cost $307,417)		$320,353

Financial Derivative Instruments (e)(g) (0.5%) (Cost or Premiums, net $(1,335))		(1,536)

Other Assets and Liabilities, net 1.9%		6,170

Net Assets 100.0%		$324,987

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$439	Freddie Mac 2.000% due 01/30/2023	$(449)	$439	$439

Total Repurchase Agreements						$(449)	$439	$439

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	06/24/2014	06/23/2016	$(605)	$(604)

Total Reverse Repurchase Agreements					$(604)

(2)

As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $605 at a weighted average interest rate of (1.250%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(d)	Securities with an aggregate market value of $606 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$0	$(604)	$0	$0	$ (604)	$606	$2
SSB	439	0	0	0	439	(449)	(10)

Total Borrowings and Other Financing Transactions	$439	$(604)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	4	$(1)	$0	$0
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	7	(6)	0	(2)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	91	5	7	0

Total Futures Contracts				$(2)	$7	$(2)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$10,100	$1,214	$356	$0	$(8)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$7,300	$290	$171	$0	$(11)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	1,600	173	(133)	0	(9)

					$463	$38	$0	$(20)

Total Swap Agreements					$1,677	$394	$0	$(28)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $1,384 and cash of $1,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$0	$7	$0	$(2)	$(28)	$(30)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		BRL	444	$		198	$0	$(3)
	07/2014		JPY	95,800			942	0	(3)
	07/2014	$		201		BRL	444	0	(1)

BRC	07/2014		BRL	520	$		232	0	(3)
	07/2014		EUR	3,555			4,850	0	(18)
	07/2014		JPY	65,400			639	0	(7)
	07/2014	$		236		BRL	520	0	(1)
	07/2014			352		JPY	36,100	4	0
	07/2014			699		KRW	759,279	51	0

CBK	10/2014		ZAR	1,735	$		162	2	0

DUB	07/2014		BRL	443			201	1	0
	07/2014	$		198		BRL	443	2	0
	07/2014			4,833		EUR	3,555	35	0
	07/2014			4,325		JPY	440,200	20	0
	08/2014		EUR	3,555	$		4,834	0	(35)
	08/2014		JPY	440,200			4,326	0	(20)
	10/2014		COP	566,080			289	0	(10)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
FBF	10/2014		BRL	4,007	$		1,730	$0	$(37)

GLM	08/2014		MXN	2,848			216	0	(2)
	10/2014		BRL	6,289			2,715	0	(58)

HUS	08/2014		EUR	427			581	0	(5)

JPM	07/2014		BRL	3,150			1,430	5	0
	07/2014		JPY	315,100			3,094	0	(17)
	07/2014	$		1,407		BRL	3,150	19	0
	07/2014			84		INR	4,962	0	(2)
	07/2014			105		KRW	107,615	1	0
	08/2014		BRL	3,150	$		1,394	0	(18)

RBC	08/2014	$		422		EUR	310	2	0

UAG	07/2014		BRL	2,630	$		1,167	0	(23)
	07/2014	$		1,194		BRL	2,630	0	(4)
	07/2014			453		INR	28,339	17	0
	07/2014			379		KRW	388,930	5	0

Total Forward Foreign Currency Contracts								$164	$(267)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$1,580	$38	$6

Total Purchased Options						$38	$6

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$	200	$(1)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$791	$(21)	$(19)

BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	1,580	(38)	(3)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	1,300	(17)	(20)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	600	(5)	(1)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	500	(6)	(8)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	611	(16)	(9)

UAG	Call - OTC USD versus INR		68.000	06/01/2015	316	(6)	(5)

						$(109)	$(65)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$(1)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$(1)

Total Written Options						$(128)	$(66)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$3,180	$(57)
Sales	5,618	(80)
Closing Buys	(300)	2
Expirations	(700)	5
Exercised	(300)	2

Balance at End of Period	$7,498	$(128)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Russia Government International Bond	(1.000%	)	03/20/2019	1.662%	$ 500	$23	$(8)	$15	$0

GST	Russia Government International Bond	(1.000%	)	03/20/2019	1.662%	200	9	(3)	6	0

							$32	$(11)	$21	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2019	0.765%	$ 500	$(1)	$7	$6	$0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	500	0	8	8	0
	South Africa Government International Bond	1.000%	09/20/2014	0.388%	1,300	(1)	3	2	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	6,600	37	(1)	36	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	1,500	(51)	2	0	(49)
	Ukraine Government International Bond	5.000%	03/20/2015	10.515%	200	(19)	12	0	(7)

BPS	Brazil Government International Bond	1.000%	03/20/2015	0.259%	900	4	1	5	0

BRC	Colombia Government International Bond	1.000%	06/20/2019	0.765%	100	0	1	1	0
	Export-Import Bank of China	1.000%	09/20/2017	0.739%	550	(19)	24	5	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	100	(14)	4	0	(10)
	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.207%	500	(6)	5	0	(1)
	Mexico Government International Bond	1.000%	12/20/2014	0.115%	300	(10)	11	1	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	200	1	2	3	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	300	2	0	2	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	300	(10)	0	0	(10)
	Turkey Government International Bond	1.000%	03/20/2015	0.487%	600	2	1	3	0

CBK	Brazil Government International Bond	1.000%	03/20/2016	0.524%	200	(1)	3	2	0
	Brazil Government International Bond	1.000%	03/20/2021	1.699%	1,300	(58)	2	0	(56)
	China Government International Bond	1.000%	12/20/2016	0.299%	100	(5)	7	2	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,200	14	23	37	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	300	(41)	13	0	(28)
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	09/20/2014	1.310%	500	0	0	0	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2015	1.310%	1,000	(26)	24	0	(2)
	Sberbank of Russia	1.000%	09/20/2014	1.002%	500	0	0	0	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	2,700	(87)	(3)	0	(90)
	Turkey Government International Bond	1.000%	09/20/2014	0.487%	400	0	1	1	0
	Ukraine Government International Bond	5.000%	03/20/2015	10.515%	100	(10)	6	0	(4)

DUB	Brazil Government International Bond	1.000%	06/20/2015	0.319%	300	1	1	2	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	7,200	(181)	53	0	(128)
	China Government International Bond	1.000%	12/20/2016	0.299%	500	(23)	32	9	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	100	(1)	2	1	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	500	3	4	7	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	1,500	(11)	12	1	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	100	(1)	2	1	0
	Turkey Government International Bond	1.000%	06/20/2021	2.039%	100	(9)	3	0	(6)

FBF	China Government International Bond	1.000%	12/20/2016	0.299%	300	(15)	20	5	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%	200	(19)	21	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.956%	2,900	(188)	17	0	(171)

GST	Brazil Government International Bond	1.000%	03/20/2015	0.259%	400	2	1	3	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	600	(28)	22	0	(6)
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,200	10	27	37	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	$ 100	$(14)	$4	$0	$(10)
	Panama Government International Bond	1.000%	06/20/2019	0.719%	100	1	1	2	0

HUS	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,500	(25)	66	41	0
	Mexico Government International Bond	1.000%	03/20/2021	0.887%	800	(37)	43	6	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	200	1	2	3	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	200	0	0	0	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	300	(10)	10	0	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	400	(14)	1	0	(13)
	South Africa Government International Bond	1.000%	03/20/2023	2.241%	2,430	(214)	(8)	0	(222)

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%	300	(4)	7	3	0
	Brazil Government International Bond	1.000%	12/20/2019	1.492%	1,000	(37)	12	0	(25)
	China Government International Bond	1.000%	12/20/2016	0.299%	400	(20)	27	7	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	500	3	3	6	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.340%	2,375	(92)	105	13	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	1,000	(22)	(2)	0	(24)
	Panama Government International Bond	1.000%	06/20/2019	0.719%	500	2	4	6	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	300	(9)	9	0	0
	Russia Government International Bond	1.000%	06/20/2023	2.138%	1,900	(146)	(16)	0	(162)
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	2,400	14	(1)	13	0

MYC	Brazil Government International Bond	1.000%	03/20/2016	0.524%	3,800	(38)	71	33	0
	Brazil Government International Bond	2.100%	08/20/2016	0.606%	250	0	10	10	0
	China Government International Bond	1.000%	12/20/2016	0.299%	1,200	(56)	77	21	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	100	(1)	2	1	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	1,000	(34)	37	3	0

RYL	China Government International Bond	1.000%	06/20/2016	0.241%	600	6	3	9	0

UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	400	0	7	7	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.340%	375	(15)	17	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.956%	100	(7)	1	0	(6)

						$(1,527)	$865	$368	$(1,030)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$	100	$ 12	$(3)	$9	$0

GST	CDX.EM-19 5-Year Index	5.000%	06/20/2018		100	10	0	10	0

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,000	83	(61)	22	0

UAG	CDX.EM-15 5-Year Index	5.000%	06/20/2016		2,500	230	(106)	124	0

						$ 335	$(170)	$165	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	41,100	$45	$75	$120	$0

DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	10,100	9	(269)	0	(260)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	31,322	3	88	91	0

JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	3,400	6	(91)	0	(85)
	Pay	28-Day MXN-TIIE	8.950%	02/19/2019	MXN	11,000	0	151	151	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		70,000	(68)	129	61	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	31,000	(80)	(872)	0	(952)

							$(85)	$(789)	$423	$(1,297)

Total Swap Agreements							$(1,245)	$(105)	$977	$(2,327)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $1,523 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$0	$0	$52	$52	$(7)	$(19)	$(56)	$(82)	$(30)	$0	$(30)
BPS	0	0	5	5	0	0	0	0	5	0	5
BRC	55	6	144	205	(29)	(3)	(21)	(53)	152	0	152
CBK	2	0	57	59	0	(1)	(180)	(181)	(122)	50	(72)
DUB	58	0	21	79	(65)	0	(394)	(459)	(380)	270	(110)
FBF	0	0	7	7	(37)	(20)	(171)	(228)	(221)	213	(8)
GLM	0	0	0	0	(60)	(1)	0	(61)	(61)	0	(61)
GST	0	0	58	58	0	0	(16)	(16)	42	0	42
HUS	0	0	163	163	(5)	(8)	(235)	(248)	(85)	0	(85)
JPM	25	0	260	285	(37)	(9)	(296)	(342)	(57)	0	(57)
MYC	0	0	68	68	0	0	0	0	68	(245)	(177)
RBC	2	0	0	2	0	0	0	0	2	0	2
RYL	0	0	9	9	0	0	0	0	9	0	9
UAG	22	0	133	155	(27)	(5)	(958)	(990)	(835)	990	155

Total Over the Counter	$164	$6	$977	$1,147	$(267)	$(66)	$(2,327)	$(2,660)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164	$0	$164
Purchased Options	0	0	0	6	0	6
Swap Agreements	0	554	0	0	423	977

	$0	$554	$0	$170	$423	$1,147

	$0	$554	$0	$170	$430	$1,154

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	8	0	0	20	28

	$0	$8	$0	$0	$22	$30

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$267	$0	$267
Written Options	0	0	0	65	1	66
Swap Agreements	0	1,030	0	0	1,297	2,327

	$0	$1,030	$0	$332	$1,298	$2,660

	$0	$1,038	$0	$332	$1,320	$2,690

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$166	$166
Swap Agreements	0	153	0	0	(84)	69

	$0	$153	$0	$0	$82	$235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(316)	$0	$(316)
Written Options	0	0	0	7	0	7
Swap Agreements	0	537	0	0	34	571

	$0	$537	$0	$(309)	$34	$262

	$0	$690	$0	$(309)	$116	$497

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$186	$186
Swap Agreements	0	356	0	0	(513)	(157)

	$0	$356	$0	$0	$(327)	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(200)	$0	$(200)
Purchased Options	0	0	0	(59)	0	(59)
Written Options	0	1	0	23	1	25
Swap Agreements	0	693	0	0	596	1,289

	$0	$694	$0	$(236)	$597	$1,055

	$0	$1,050	$0	$(236)	$270	$1,084

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,145	$0	$1,145
Azerbaijan
Sovereign Issues	0	828	0	828
Bahrain
Sovereign Issues	0	1,100	0	1,100
Bermuda
Corporate Bonds & Notes	0	2,323	0	2,323
Brazil
Corporate Bonds & Notes	0	33,877	0	33,877
Sovereign Issues	0	13,394	0	13,394
Cayman Islands
Corporate Bonds & Notes	0	6,132	732	6,864

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Chile
Corporate Bonds & Notes	$0	$5,234	$0	$5,234
Sovereign Issues	0	132	0	132
China
Corporate Bonds & Notes	0	2,676	0	2,676
Colombia
Corporate Bonds & Notes	0	7,057	0	7,057
Sovereign Issues	0	1,209	0	1,209
Costa Rica
Sovereign Issues	0	1,129	0	1,129
El Salvador
Sovereign Issues	0	4,769	0	4,769
Gabon
Sovereign Issues	0	442	0	442

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Guatemala
Sovereign Issues	$0	$1,138	$0	$1,138
Hong Kong
Corporate Bonds & Notes	0	2,410	0	2,410
Hungary
Corporate Bonds & Notes	0	557	0	557
Sovereign Issues	0	108	0	108
India
Corporate Bonds & Notes	0	3,799	0	3,799
Indonesia
Corporate Bonds & Notes	0	7,199	0	7,199
Sovereign Issues	0	11,173	0	11,173
Ireland
Corporate Bonds & Notes	0	14,909	0	14,909
Israel
Corporate Bonds & Notes	0	342	0	342
Sovereign Issues	0	787	0	787
Kazakhstan
Corporate Bonds & Notes	0	12,002	0	12,002
Kenya
Sovereign Issues	0	1,142	0	1,142
Luxembourg
Corporate Bonds & Notes	0	20,156	0	20,156
Mexico
Corporate Bonds & Notes	0	33,166	0	33,166
Sovereign Issues	0	6,694	0	6,694
Mongolia
Sovereign Issues	0	1,592	0	1,592
Morocco
Sovereign Issues	0	2,214	0	2,214
Netherlands
Corporate Bonds & Notes	0	1,967	0	1,967
Panama
Sovereign Issues	0	3,966	0	3,966
Peru
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	2,054	0	2,054
Philippines
Corporate Bonds & Notes	0	1,677	0	1,677
Sovereign Issues	0	1,307	0	1,307
Qatar
Corporate Bonds & Notes	0	1,882	0	1,882
Russia
Corporate Bonds & Notes	0	3,711	0	3,711
Sovereign Issues	0	11,425	0	11,425
Senegal
Sovereign Issues	0	232	0	232
Slovenia
Sovereign Issues	0	6,849	0	6,849
South Africa
Corporate Bonds & Notes	0	1,928	0	1,928
Sovereign Issues	0	227	0	227
Sri Lanka
Sovereign Issues	0	1,113	0	1,113
Sweden
Corporate Bonds & Notes	0	313	0	313

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Thailand
Corporate Bonds & Notes	$0	$1,026	$0	$1,026
Trinidad and Tobago
Corporate Bonds & Notes	0	1,923	0	1,923
Turkey
Corporate Bonds & Notes	0	1,936	0	1,936
Sovereign Issues	0	9,013	0	9,013
Ukraine
Sovereign Issues	0	6,781	0	6,781
United Arab Emirates
Corporate Bonds & Notes	0	672	0	672
United Kingdom
Corporate Bonds & Notes	0	669	0	669
United States
Corporate Bonds & Notes	0	1,417	0	1,417
Mortgage-Backed Securities	0	611	0	611
U.S. Government Agencies	0	66	0	66
U.S. Treasury Obligations	0	368	0	368
Uruguay
Sovereign Issues	0	1,796	0	1,796
Venezuela
Corporate Bonds & Notes	0	10,628	0	10,628
Sovereign Issues	0	16,572	0	16,572
Virgin Islands (British)
Corporate Bonds & Notes	0	11,052	0	11,052
Zambia
Sovereign Issues	0	471	0	471
Short-Term Instruments
Repurchase Agreements	0	439	0	439
U.S. Treasury Bills	0	2,540	0	2,540
	$0	$307,671	$732	$308,403

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,950	$0	$0	$11,950

Total Investments	$11,950	$307,671	$732	$320,353

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	0	0	7
Over the counter	0	1,147	0	1,147
	$7	$1,147	$0	$1,154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(28)	0	(30)
Over the counter	0	(2,659)	(1)	(2,660)
	$(2)	$(2,687)	$(1)	$(2,690)

Totals	$11,955	$306,131	$731	$318,817

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the

NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price,

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities each

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$18,134	$49,715	$(55,900)	$(2)	$3	$11,950	$15	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains.

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Notes to Financial Statements (Cont.)

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

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equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect

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Notes to Financial Statements (Cont.)

itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a

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particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation,

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Notes to Financial Statements (Cont.)

income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

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money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$69	$51,389	$43,090

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Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	156	$2,170	28	$388
Administrative Class	1,846	25,447	4,420	64,231
Advisor Class	895	12,306	943	13,856
Issued as reinvestment of distributions
Institutional Class	2	31	1	16
Administrative Class	513	7,037	1,260	17,788
Advisor Class	64	876	158	2,243
Cost of shares redeemed
Institutional Class	(7)	(100)	(29)	(425)
Administrative Class	(2,677)	(36,484)	(7,503)	(106,453)
Advisor Class	(442)	(6,021)	(2,194)	(31,680)
Net increase (decrease) resulting from Portfolio share transactions	350	$5,262	(2,916)	$(40,036)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 70% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 57% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$307,439	$17,927	$(5,013)	$12,914

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
BRL	Brazilian Real	INR	Indian Rupee	MXN	Mexican Peso
COP	Colombian Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
JSC	Joint Stock Company

SEMIANNUAL REPORT	JUNE 30, 2014	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT15SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Brazil	14.8%
Mexico	12.4%
Venezuela	8.5%
Luxembourg	6.3%
Indonesia	5.7%
Short-Term Instruments‡	4.7%
Other	47.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Emerging Markets Bond Portfolio Institutional Class	8.51%	9.74%	5.00%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	9.10%	11.05%	5.89%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Institutional Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,085.10	$1,020.58
Expenses Paid During Period†	$4.39	$4.26
Net Annualized Expense Ratio	0.85%	0.85%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»	An overweight to Venezuelan external sovereign debt contributed to performance as Venezuela outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Philippine external sovereign debt contributed to performance as the Philippines underperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Turkish external sovereign debt detracted from performance as Turkey outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Argentinian external sovereign debt detracted from performance as Argentina outperformed the Portfolio’s benchmark index over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$13.44		$15.32	$14.42
Net investment income (a)	0.34		0.69	0.48
Net realized/unrealized gain (loss)	0.79		(1.71)	0.92
Total income (loss) from investment operations	1.13		(1.02)	1.40
Dividends from net investment income	(0.37)		(0.74)	(0.50)
Distributions from net realized capital gains	0.00		(0.12)	0.00
Total distributions	(0.37)		(0.86)	(0.50)
Net asset value end of year or period	$14.20		$13.44	$15.32
Total return	8.51%		(6.81)%	9.91%
Net assets end of year or period (000s)	$2,549		$370	$428
Ratio of expenses to average net assets	0.85	%*	0.85%	0.85	%*
Ratio of expenses to average net assets excluding interest expense	0.85	%*	0.85%	0.85	%*
Ratio of net investment income to average net assets	5.00	%*	4.82%	4.77	%*
Portfolio turnover rate	15	%**	24%**	20	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$308,403
Investments in Affiliates	11,950
Financial Derivative Instruments
Exchange-traded or centrally cleared	7
Over the counter	1,147
Cash	1
Deposits with counterparty	1,103
Foreign currency, at value	187
Receivable for investments sold	1,014
Receivable for Portfolio shares sold	273
Interest receivable	5,142
Dividends receivable from Affiliates	3
329,230

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$604
Financial Derivative Instruments
Exchange-traded or centrally cleared	30
Over the counter	2,660
Payable for investments purchased	401
Payable for investments in Affiliates purchased	3
Deposits from counterparty	245
Payable for Portfolio shares redeemed	40
Accrued investment advisory fees	116
Accrued supervisory and administrative fees	103
Accrued distribution fees	8
Accrued servicing fees	33
4,243

Net Assets	$324,987

Net Assets Consist of:
Paid in capital	$299,634
Undistributed net investment income	5,463
Accumulated undistributed net realized gain	6,724
Net unrealized appreciation	13,166
$324,987

Net Assets:
Institutional Class	$2,549
Administrative Class	282,071
Advisor Class	40,367

Shares Issued and Outstanding:
Institutional Class	179
Administrative Class	19,864
Advisor Class	2,843

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.20
Administrative Class	14.20
Advisor Class	14.20

Cost of Investments in Securities	$295,467
Cost of Investments in Affiliates	$11,950
Cost of Foreign Currency Held	$188
Cost or Premiums of Financial Derivative Instruments, net	$(1,335)

* Includes repurchase agreements of:	$439

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$8,839
Dividends from Investments in Affiliates	15
Total Income	8,854

Expenses:
Investment advisory fees	678
Supervisory and administrative fees	602
Servicing fees - Administrative Class	200
Distribution and/or servicing fees - Advisor Class	42
Trustee fees	1
Interest expense	1
Total Expenses	1,524

Net Investment Income	7,330

Net Realized Gain (Loss):
Investments in securities	347
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	235
Over the counter financial derivative instruments	262
Foreign currency	38
Net Realized Gain	880

Net Change in Unrealized Appreciation:
Investments in securities	15,451
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	29
Over the counter financial derivative instruments	1,055
Foreign currency assets and liabilities	16
Net Change in Unrealized Appreciation	16,554
Net Gain	17,434

Net Increase in Net Assets Resulting from Operations	$24,764

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,330	$16,244
Net realized gain	880	11,025
Net change in unrealized appreciation (depreciation)	16,554	(54,316)
Net increase (decrease) resulting from operations	24,764	(27,047)

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(14)
Administrative Class	(7,038)	(15,419)
Advisor Class	(876)	(1,973)
From net realized capital gains
Institutional Class	0	(2)
Administrative Class	0	(2,369)
Advisor Class	0	(270)

Total Distributions	(7,945)	(20,047)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	5,262	(40,036)

Total Increase (Decrease) in Net Assets	22,081	(87,130)

Net Assets:
Beginning of period	302,906	390,036
End of period*	$324,987	$302,906

* Including undistributed net investment income of:	$5,463	$6,078

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.9%

ARGENTINA 0.4%

SOVEREIGN ISSUES 0.4%
Argentina Bonar Bonds
8.750% due 05/07/2024		$600	$556
Argentine Republic Government International Bond
8.280% due 12/31/2033		701	589

Total Argentina (Cost $1,071)			1,145

AZERBAIJAN 0.3%

SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$800	828

Total Azerbaijan (Cost $785)			828

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,100

Total Bahrain (Cost $1,013)			1,100

BERMUDA 0.7%

CORPORATE BONDS & NOTES 0.7%
Digicel Group Ltd.
8.250% due 09/30/2020		$300	328
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	470
4.750% due 02/16/2021		1,400	1,525

Total Bermuda (Cost $2,145)			2,323

BRAZIL 14.5%

CORPORATE BONDS & NOTES 10.4%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$300	288
Banco do Brasil S.A.
3.875% due 10/10/2022		2,330	2,196
4.500% due 01/20/2016	EUR	800	1,143
6.000% due 01/22/2020		$2,620	2,915
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	464
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,359
4.625% due 02/13/2017		1,400	1,496
Banco Votorantim S.A.
5.250% due 02/11/2016		800	838
BM&FBovespa S.A.
5.500% due 07/16/2020		500	546
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,341
BRF S.A.
4.750% due 05/22/2024		800	790
5.875% due 06/06/2022		200	217
Caixa Economica Federal
2.375% due 11/06/2017		600	587
3.500% due 11/07/2022		600	546
4.250% due 05/13/2019		800	810
4.500% due 10/03/2018		500	514
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,250	3,624
CSN Islands Corp.
6.875% due 09/21/2019		1,000	1,065

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		$400	$399
Petrobras International Finance Co.
5.750% due 01/20/2020		9,750	10,445
7.875% due 03/15/2019		1,600	1,873
Samarco Mineracao S.A.
5.750% due 10/24/2023		400	421

			33,877

SOVEREIGN ISSUES 4.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	622
5.750% due 09/26/2023		700	754
6.369% due 06/16/2018		840	947
6.500% due 06/10/2019		1,700	1,921
Brazil Government International Bond
5.625% due 01/07/2041		50	54
7.125% due 01/20/2037		600	762
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,538	675
10.000% due 01/01/2021		16,400	6,801
10.000% due 01/01/2023		65	26
10.000% due 01/01/2025		2,100	832

			13,394

Total Brazil (Cost $45,969)			47,271

CAYMAN ISLANDS 2.1%

CORPORATE BONDS & NOTES 2.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	870
Alpha Star Holding Ltd.
4.970% due 04/09/2019		200	193
Baidu, Inc.
3.500% due 11/28/2022		800	790
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	655
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	444
Interoceanica Finance Ltd.
0.000% due 11/30/2018		102	93
0.000% due 11/30/2025		397	281
0.000% due 05/15/2030		800	358
Mongolian Mining Corp.
8.875% due 03/29/2017		500	327
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		700	758
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		1,187	1,270
6.750% due 10/01/2022		675	724
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		108	101

Total Cayman Islands (Cost $6,758)			6,864

CHILE 1.6%

CORPORATE BONDS & NOTES 1.6%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	745
Banco Santander Chile
3.875% due 09/20/2022		500	505
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,176

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		$400	$367
E.CL S.A.
5.625% due 01/15/2021		800	876
ENTEL Chile S.A.
4.875% due 10/30/2024		1,500	1,565

			5,234

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		150	132

Total Chile (Cost $5,002)			5,366

CHINA 0.8%

CORPORATE BONDS & NOTES 0.8%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$600	630
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		400	400
4.375% due 04/10/2024		700	726
4.875% due 05/17/2042		500	509
State Grid Overseas Investment Ltd.
4.125% due 05/07/2024		400	411

Total China (Cost $2,606)			2,676

COLOMBIA 2.6%

CORPORATE BONDS & NOTES 2.2%
Ecopetrol S.A.
5.875% due 09/18/2023		$400	450
5.875% due 05/28/2045		800	833
7.375% due 09/18/2043		900	1,112
7.625% due 07/23/2019		3,790	4,662

			7,057

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		150	181
8.125% due 05/21/2024		300	405
10.375% due 01/28/2033		225	357
12.000% due 10/22/2015	COP	457,000	266

			1,209

Total Colombia (Cost $7,177)			8,266

COSTA RICA 0.4%

SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	579
4.375% due 04/30/2025		200	188
5.625% due 04/30/2043		400	362

Total Costa Rica (Cost $1,200)			1,129

EL SALVADOR 1.5%

SOVEREIGN ISSUES 1.5%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,247
7.625% due 02/01/2041		560	604
7.650% due 06/15/2035		845	918

Total El Salvador (Cost $5,008)			4,769

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GABON 0.1%

SOVEREIGN ISSUES 0.1%
Gabonese Republic
6.375% due 12/12/2024		$402	$442

Total Gabon (Cost $403)			442

GUATEMALA 0.4%

SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028		$210	208
5.750% due 06/06/2022		860	930

Total Guatemala (Cost $1,080)			1,138

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$1,000	1,021
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		700	719
Nexen Energy ULC
6.400% due 05/15/2037		50	60
7.500% due 07/30/2039		450	610

Total Hong Kong (Cost $2,322)			2,410

HUNGARY 0.2%

CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020		$500	557

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023		100	108

Total Hungary (Cost $597)			665

INDIA 1.2%

CORPORATE BONDS & NOTES 1.2%
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	200	281
5.350% due 05/20/2024		$400	417
ICICI Bank Ltd.
4.750% due 11/25/2016		500	529
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,120
ONGC Videsh Ltd.
2.500% due 05/07/2018		200	198
3.750% due 05/07/2023		200	191
State Bank of India
4.500% due 10/23/2014		850	857
4.500% due 07/27/2015		200	206

Total India (Cost $3,702)			3,799

INDONESIA 5.6%

CORPORATE BONDS & NOTES 2.2%
Majapahit Holding BV
7.250% due 06/28/2017		$700	796
7.750% due 01/20/2020		1,540	1,809
7.875% due 06/29/2037		700	819
Pertamina Persero PT
4.300% due 05/20/2023		800	759
6.000% due 05/03/2042		1,500	1,406
6.450% due 05/30/2044		1,300	1,293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	$300	$317

		7,199

SOVEREIGN ISSUES 3.4%
Indonesia Government International Bond
4.625% due 04/15/2043	1,700	1,492
6.625% due 02/17/2037	100	112
6.750% due 01/15/2044	2,100	2,420
6.875% due 03/09/2017	3,200	3,612
7.750% due 01/17/2038	100	125
11.625% due 03/04/2019	2,500	3,412

		11,173

Total Indonesia (Cost $17,482)		18,372

IRELAND 4.6%

CORPORATE BONDS & NOTES 4.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,151
Borets Finance Ltd.
7.625% due 09/26/2018	700	710
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017 (d)	600	606
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	780
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.550% due 10/28/2020	800	808
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	300	282
6.604% due 02/03/2021	1,300	1,401
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,389
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	397
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	240	259
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	317
7.748% due 02/02/2021	500	552
9.125% due 04/30/2018	500	573
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	525
5.450% due 11/22/2017	700	739
6.025% due 07/05/2022	2,580	2,664
6.800% due 11/22/2025	500	538
6.902% due 07/09/2020	200	218

Total Ireland (Cost $14,213)		14,909

ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	342

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043	800	787

Total Israel (Cost $1,106)		1,129

KAZAKHSTAN 3.7%

CORPORATE BONDS & NOTES 3.7%
Intergas Finance BV
6.375% due 05/14/2017	$300	325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KazMunayGas National Co. JSC
4.400% due 04/30/2023		$700	$688
5.750% due 04/30/2043		1,000	965
7.000% due 05/05/2020		5,200	5,941
11.750% due 01/23/2015		2,000	2,116
Samruk-Energy JSC
3.750% due 12/20/2017		1,400	1,419
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		217	220
Zhaikmunai LLP
7.125% due 11/13/2019		300	328

Total Kazakhstan (Cost $11,454)			12,002

KENYA 0.4%

SOVEREIGN ISSUES 0.4%
Kenya Government International Bond
5.875% due 06/24/2019		$200	204
6.875% due 06/24/2024		900	938

Total Kenya (Cost $1,100)			1,142

LUXEMBOURG 6.2%

CORPORATE BONDS & NOTES 6.2%
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019		$200	201
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,800	1,679
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		2,580	2,764
6.212% due 11/22/2016		330	360
6.510% due 03/07/2022		750	816
8.625% due 04/28/2034		1,210	1,500
9.250% due 04/23/2019		2,300	2,803
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		1,920	1,982
6.299% due 05/15/2017		1,640	1,738
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,280
5.717% due 06/16/2021		600	633
6.125% due 02/07/2022		2,900	3,114
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,286

Total Luxembourg (Cost $19,881)			20,156

		SHARES
MEXICO 12.3%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 10.2%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	461
Banco Inbursa
4.125% due 06/06/2024		$3,000	2,938
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,400	1,585
6.750% due 09/30/2022		900	1,031
Comision Federal de Electricidad
4.875% due 05/26/2021		900	972
4.875% due 01/15/2024		800	856
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	88

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		$70	$11
9.750% due 03/25/2020 ^		125	19
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	201
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	3,390
6.625% due 06/15/2038		700	823
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,361
5.500% due 01/21/2021		1,050	1,184
5.500% due 06/27/2044		1,440	1,506
6.375% due 01/23/2045		500	582
6.500% due 06/02/2041		8,920	10,414
8.000% due 05/03/2019		3,000	3,732
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	12

			33,166

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
4.750% due 03/08/2044		100	103
5.550% due 01/21/2045		2,520	2,873
5.750% due 10/12/2110		700	746
6.050% due 01/11/2040		850	1,034
6.750% due 09/27/2034		544	707
7.250% due 12/15/2016	MXN	8,600	720
9.500% due 12/18/2014		6,436	511

			6,694

Total Mexico (Cost $37,928)			39,860

MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018		$1,000	950
5.125% due 12/05/2022		730	642

Total Mongolia (Cost $1,721)			1,592

MOROCCO 0.7%

SOVEREIGN ISSUES 0.7%
Morocco Government International Bond
4.250% due 12/11/2022		$2,200	2,214

Total Morocco (Cost $2,235)			2,214

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$300	333
6.950% due 07/10/2042		500	549
7.000% due 05/11/2016		1,000	1,085

Total Netherlands (Cost $1,929)			1,967

PANAMA 1.2%

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053		$600	526
8.875% due 09/30/2027		780	1,121
9.375% due 04/01/2029		1,553	2,319

Total Panama (Cost $3,531)			3,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 0.7%

CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	$205

SOVEREIGN ISSUES 0.6%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	383
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,671

		2,054

Total Peru (Cost $2,000)		2,259

PHILIPPINES 0.9%

CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,677

SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
6.375% due 10/23/2034	100	126
7.750% due 01/14/2031	400	554
9.500% due 02/02/2030	400	627

		1,307

Total Philippines (Cost $2,834)		2,984

QATAR 0.6%

CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc.
6.067% due 12/31/2033	$100	111
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	998	1,090
5.838% due 09/30/2027	350	390
6.332% due 09/30/2027	250	291

Total Qatar (Cost $1,653)		1,882

RUSSIA 4.6%

CORPORATE BONDS & NOTES 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020	$1,100	1,228
SCF Capital Ltd.
5.375% due 10/27/2017	700	711
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	967
VimpelCom Holdings BV
5.200% due 02/13/2019	800	805

		3,711

SOVEREIGN ISSUES 3.5%
Russia Government International Bond
3.250% due 04/04/2017	400	415
4.500% due 04/04/2022	2,200	2,260
4.875% due 09/16/2023	400	415
5.625% due 04/04/2042	1,800	1,890
5.875% due 09/16/2043	200	215
7.500% due 03/31/2030	5,370	6,230

		11,425

Total Russia (Cost $14,338)		15,136

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	$232

Total Senegal (Cost $214)			232

SLOVENIA 2.1%

SOVEREIGN ISSUES 2.1%
Slovenia Government International Bond
4.125% due 02/18/2019		$600	633
4.375% due 02/06/2019	EUR	800	1,220
4.700% due 11/01/2016		600	891
4.750% due 05/10/2018		$900	973
5.250% due 02/18/2024		2,900	3,132

Total Slovenia (Cost $6,327)			6,849

SOUTH AFRICA 0.7%

CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	510
6.500% due 04/15/2040		100	96
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,322

			1,928

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
4.665% due 01/17/2024		100	102
7.250% due 01/15/2020	ZAR	300	28
8.250% due 09/15/2017		1,000	97

			227

Total South Africa (Cost $2,271)			2,155

SRI LANKA 0.3%

SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$500	511
6.250% due 07/27/2021		568	602

Total Sri Lanka (Cost $1,068)			1,113

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	313

Total Sweden (Cost $256)			313

THAILAND 0.3%

CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	413
4.875% due 01/23/2043		670	613

Total Thailand (Cost $1,078)			1,026

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,200	1,290
9.750% due 08/14/2019		500	633

Total Trinidad and Tobago (Cost $1,755)			1,923

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 3.4%

CORPORATE BONDS & NOTES 0.6%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$400	$425
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		400	397
4.750% due 10/17/2019		1,100	1,114

			1,936

SOVEREIGN ISSUES 2.8%
Turkey Government International Bond
4.125% due 04/11/2023	EUR	800	1,147
4.875% due 04/16/2043		$1,100	1,040
6.000% due 01/14/2041		800	858
6.750% due 05/30/2040		1,700	1,990
7.250% due 03/05/2038		700	866
7.500% due 11/07/2019		1,400	1,663
8.000% due 02/14/2034		1,100	1,449

			9,013

Total Turkey (Cost $10,280)			10,949

UKRAINE 2.1%

SOVEREIGN ISSUES 2.1%
Ukraine Government International Bond
7.500% due 04/17/2023		$900	852
7.750% due 09/23/2020		700	672
7.800% due 11/28/2022		2,300	2,188
7.950% due 02/23/2021		300	288
9.250% due 07/24/2017		2,730	2,781

Total Ukraine (Cost $6,408)			6,781

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037		$600	672

Total United Arab Emirates (Cost $510)			672

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018		$400	461
Tullow Oil PLC
6.250% due 04/15/2022		200	208

Total United Kingdom (Cost $599)			669

UNITED STATES 0.7%

CORPORATE BONDS & NOTES 0.4%
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		$400	471
Rio Oil Finance Trust
6.250% due 07/06/2024		900	946

			1,417

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
1.822% due 09/25/2045		16	15
Banc of America Commercial Mortgage Trust
5.775% due 06/10/2049		200	220
5.948% due 02/10/2051		158	176

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^	$6	$5
Bear Stearns Adjustable Rate Mortgage Trust
2.568% due 01/25/2035	5	5
2.936% due 05/25/2047 ^	40	35
Citigroup Mortgage Loan Trust, Inc.
2.764% due 09/25/2037 ^	81	68
GSR Mortgage Loan Trust
2.657% due 01/25/2036 ^	16	16
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036	7	7
WaMu Mortgage Pass-Through Certificates Trust
2.380% due 02/25/2037 ^	52	47
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	18	17

		611

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.508% due 03/01/2036	64	66

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (f)(h)	189	214
U.S. Treasury Notes
1.875% due 06/30/2015 (h)	52	53
2.375% due 08/31/2014 (h)	100	101

		368

Total United States (Cost $2,232)		2,462

URUGUAY 0.6%

SOVEREIGN ISSUES 0.6%
Uruguay Government International Bond
4.500% due 08/14/2024	$1,182	1,257
7.625% due 03/21/2036	400	539

Total Uruguay (Cost $1,589)		1,796

VENEZUELA 8.4%

CORPORATE BONDS & NOTES 3.3%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$3,600	3,058
5.375% due 04/12/2027	5,500	3,432
5.500% due 04/12/2037	3,050	1,842
8.500% due 11/02/2017	2,250	2,090
9.750% due 05/17/2035	250	206

		10,628

SOVEREIGN ISSUES 5.1%
Venezuela Government International Bond
7.000% due 03/31/2038	300	212
7.650% due 04/21/2025	2,200	1,705
7.750% due 10/13/2019	6,720	5,813
8.250% due 10/13/2024	4,300	3,451
9.000% due 05/07/2023	1,300	1,111
9.250% due 05/07/2028	3,380	2,839
9.375% due 01/13/2034	1,710	1,441

		16,572

Total Venezuela (Cost $26,831)		27,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 3.4%

CORPORATE BONDS & NOTES 3.4%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$500	$500
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,150	1,989
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,062	2,168
7.250% due 04/16/2044	200	211
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,870
7.500% due 07/18/2016	3,300	3,626
7.875% due 03/13/2018	600	688

Total Virgin Islands (British) (Cost $10,335)		11,052

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	471

Total Zambia (Cost $492)		471

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (c) 0.1%
		439

U.S. TREASURY BILLS 0.8%
0.056% due 09/04/2014 - 10/16/2014 (b)(f)(h)	$2,540	2,540

Total Short-Term Instruments (Cost $2,979)		2,979

Total Investments in Securities (Cost $295,467)		308,403

	SHARES
INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio	1,194,263	11,950

Total Short-Term Instruments (Cost $11,950)		11,950

Total Investments in Affiliates (Cost $11,950)		11,950

Total Investments 98.6% (Cost $307,417)		$320,353

Financial Derivative Instruments (e)(g) (0.5%) (Cost or Premiums, net $(1,335))		(1,536)

Other Assets and Liabilities, net 1.9%		6,170

Net Assets 100.0%		$324,987

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$439	Freddie Mac 2.000% due 01/30/2023	$(449)	$439	$439

Total Repurchase Agreements						$(449)	$439	$439

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	06/24/2014	06/23/2016	$(605)	$(604)

Total Reverse Repurchase Agreements					$(604)

(2)

As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $605 at a weighted average interest rate of (1.250%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(d)	Securities with an aggregate market value of $606 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$0	$(604)	$0	$0	$ (604)	$606	$2
SSB	439	0	0	0	439	(449)	(10)

Total Borrowings and Other Financing Transactions	$439	$(604)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	4	$(1)	$0	$0
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	7	(6)	0	(2)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	91	5	7	0

Total Futures Contracts				$(2)	$7	$(2)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$10,100	$1,214	$356	$0	$(8)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$7,300	$290	$171	$0	$(11)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	1,600	173	(133)	0	(9)

					$463	$38	$0	$(20)

Total Swap Agreements					$1,677	$394	$0	$(28)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $1,384 and cash of $1,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$0	$7	$0	$(2)	$(28)	$(30)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		BRL	444	$		198	$0	$(3)
	07/2014		JPY	95,800			942	0	(3)
	07/2014	$		201		BRL	444	0	(1)

BRC	07/2014		BRL	520	$		232	0	(3)
	07/2014		EUR	3,555			4,850	0	(18)
	07/2014		JPY	65,400			639	0	(7)
	07/2014	$		236		BRL	520	0	(1)
	07/2014			352		JPY	36,100	4	0
	07/2014			699		KRW	759,279	51	0

CBK	10/2014		ZAR	1,735	$		162	2	0

DUB	07/2014		BRL	443			201	1	0
	07/2014	$		198		BRL	443	2	0
	07/2014			4,833		EUR	3,555	35	0
	07/2014			4,325		JPY	440,200	20	0
	08/2014		EUR	3,555	$		4,834	0	(35)
	08/2014		JPY	440,200			4,326	0	(20)
	10/2014		COP	566,080			289	0	(10)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
FBF	10/2014		BRL	4,007	$		1,730	$0	$(37)

GLM	08/2014		MXN	2,848			216	0	(2)
	10/2014		BRL	6,289			2,715	0	(58)

HUS	08/2014		EUR	427			581	0	(5)

JPM	07/2014		BRL	3,150			1,430	5	0
	07/2014		JPY	315,100			3,094	0	(17)
	07/2014	$		1,407		BRL	3,150	19	0
	07/2014			84		INR	4,962	0	(2)
	07/2014			105		KRW	107,615	1	0
	08/2014		BRL	3,150	$		1,394	0	(18)

RBC	08/2014	$		422		EUR	310	2	0

UAG	07/2014		BRL	2,630	$		1,167	0	(23)
	07/2014	$		1,194		BRL	2,630	0	(4)
	07/2014			453		INR	28,339	17	0
	07/2014			379		KRW	388,930	5	0

Total Forward Foreign Currency Contracts								$164	$(267)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$1,580	$38	$6

Total Purchased Options						$38	$6

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$	200	$(1)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$791	$(21)	$(19)

BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	1,580	(38)	(3)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	1,300	(17)	(20)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	600	(5)	(1)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	500	(6)	(8)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	611	(16)	(9)

UAG	Call - OTC USD versus INR		68.000	06/01/2015	316	(6)	(5)

						$(109)	$(65)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$(1)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$(1)

Total Written Options						$(128)	$(66)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$3,180	$(57)
Sales	5,618	(80)
Closing Buys	(300)	2
Expirations	(700)	5
Exercised	(300)	2

Balance at End of Period	$7,498	$(128)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Russia Government International Bond	(1.000%	)	03/20/2019	1.662%	$ 500	$23	$(8)	$15	$0

GST	Russia Government International Bond	(1.000%	)	03/20/2019	1.662%	200	9	(3)	6	0

							$32	$(11)	$21	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2019	0.765%	$ 500	$(1)	$7	$6	$0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	500	0	8	8	0
	South Africa Government International Bond	1.000%	09/20/2014	0.388%	1,300	(1)	3	2	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	6,600	37	(1)	36	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	1,500	(51)	2	0	(49)
	Ukraine Government International Bond	5.000%	03/20/2015	10.515%	200	(19)	12	0	(7)

BPS	Brazil Government International Bond	1.000%	03/20/2015	0.259%	900	4	1	5	0

BRC	Colombia Government International Bond	1.000%	06/20/2019	0.765%	100	0	1	1	0
	Export-Import Bank of China	1.000%	09/20/2017	0.739%	550	(19)	24	5	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	100	(14)	4	0	(10)
	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.207%	500	(6)	5	0	(1)
	Mexico Government International Bond	1.000%	12/20/2014	0.115%	300	(10)	11	1	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	200	1	2	3	0
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	300	2	0	2	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	300	(10)	0	0	(10)
	Turkey Government International Bond	1.000%	03/20/2015	0.487%	600	2	1	3	0

CBK	Brazil Government International Bond	1.000%	03/20/2016	0.524%	200	(1)	3	2	0
	Brazil Government International Bond	1.000%	03/20/2021	1.699%	1,300	(58)	2	0	(56)
	China Government International Bond	1.000%	12/20/2016	0.299%	100	(5)	7	2	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,200	14	23	37	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	300	(41)	13	0	(28)
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	09/20/2014	1.310%	500	0	0	0	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2015	1.310%	1,000	(26)	24	0	(2)
	Sberbank of Russia	1.000%	09/20/2014	1.002%	500	0	0	0	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	2,700	(87)	(3)	0	(90)
	Turkey Government International Bond	1.000%	09/20/2014	0.487%	400	0	1	1	0
	Ukraine Government International Bond	5.000%	03/20/2015	10.515%	100	(10)	6	0	(4)

DUB	Brazil Government International Bond	1.000%	06/20/2015	0.319%	300	1	1	2	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	7,200	(181)	53	0	(128)
	China Government International Bond	1.000%	12/20/2016	0.299%	500	(23)	32	9	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	100	(1)	2	1	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	500	3	4	7	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	1,500	(11)	12	1	0
	Qatar Government International Bond	1.000%	03/20/2016	0.150%	100	(1)	2	1	0
	Turkey Government International Bond	1.000%	06/20/2021	2.039%	100	(9)	3	0	(6)

FBF	China Government International Bond	1.000%	12/20/2016	0.299%	300	(15)	20	5	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%	200	(19)	21	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.956%	2,900	(188)	17	0	(171)

GST	Brazil Government International Bond	1.000%	03/20/2015	0.259%	400	2	1	3	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	600	(28)	22	0	(6)
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,200	10	27	37	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Indonesia Government International Bond	1.000%	03/20/2024	2.208%	$ 100	$(14)	$4	$0	$(10)
	Panama Government International Bond	1.000%	06/20/2019	0.719%	100	1	1	2	0

HUS	Colombia Government International Bond	1.000%	06/20/2019	0.765%	3,500	(25)	66	41	0
	Mexico Government International Bond	1.000%	03/20/2021	0.887%	800	(37)	43	6	0
	Panama Government International Bond	1.000%	06/20/2019	0.719%	200	1	2	3	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.643%	200	0	0	0	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	300	(10)	10	0	0
	South Africa Government International Bond	1.000%	06/20/2019	1.712%	400	(14)	1	0	(13)
	South Africa Government International Bond	1.000%	03/20/2023	2.241%	2,430	(214)	(8)	0	(222)

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%	300	(4)	7	3	0
	Brazil Government International Bond	1.000%	12/20/2019	1.492%	1,000	(37)	12	0	(25)
	China Government International Bond	1.000%	12/20/2016	0.299%	400	(20)	27	7	0
	Colombia Government International Bond	1.000%	06/20/2019	0.765%	500	3	3	6	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.340%	2,375	(92)	105	13	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	1,000	(22)	(2)	0	(24)
	Panama Government International Bond	1.000%	06/20/2019	0.719%	500	2	4	6	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	300	(9)	9	0	0
	Russia Government International Bond	1.000%	06/20/2023	2.138%	1,900	(146)	(16)	0	(162)
	South Africa Government International Bond	1.000%	06/20/2015	0.467%	2,400	14	(1)	13	0

MYC	Brazil Government International Bond	1.000%	03/20/2016	0.524%	3,800	(38)	71	33	0
	Brazil Government International Bond	2.100%	08/20/2016	0.606%	250	0	10	10	0
	China Government International Bond	1.000%	12/20/2016	0.299%	1,200	(56)	77	21	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	100	(1)	2	1	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.811%	1,000	(34)	37	3	0

RYL	China Government International Bond	1.000%	06/20/2016	0.241%	600	6	3	9	0

UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.097%	400	0	7	7	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.340%	375	(15)	17	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.956%	100	(7)	1	0	(6)

						$(1,527)	$865	$368	$(1,030)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$	100	$ 12	$(3)	$9	$0

GST	CDX.EM-19 5-Year Index	5.000%	06/20/2018		100	10	0	10	0

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,000	83	(61)	22	0

UAG	CDX.EM-15 5-Year Index	5.000%	06/20/2016		2,500	230	(106)	124	0

						$ 335	$(170)	$165	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	41,100	$45	$75	$120	$0

DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	10,100	9	(269)	0	(260)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	31,322	3	88	91	0

JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	3,400	6	(91)	0	(85)
	Pay	28-Day MXN-TIIE	8.950%	02/19/2019	MXN	11,000	0	151	151	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		70,000	(68)	129	61	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	31,000	(80)	(872)	0	(952)

							$(85)	$(789)	$423	$(1,297)

Total Swap Agreements							$(1,245)	$(105)	$977	$(2,327)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $1,523 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$0	$0	$52	$52	$(7)	$(19)	$(56)	$(82)	$(30)	$0	$(30)
BPS	0	0	5	5	0	0	0	0	5	0	5
BRC	55	6	144	205	(29)	(3)	(21)	(53)	152	0	152
CBK	2	0	57	59	0	(1)	(180)	(181)	(122)	50	(72)
DUB	58	0	21	79	(65)	0	(394)	(459)	(380)	270	(110)
FBF	0	0	7	7	(37)	(20)	(171)	(228)	(221)	213	(8)
GLM	0	0	0	0	(60)	(1)	0	(61)	(61)	0	(61)
GST	0	0	58	58	0	0	(16)	(16)	42	0	42
HUS	0	0	163	163	(5)	(8)	(235)	(248)	(85)	0	(85)
JPM	25	0	260	285	(37)	(9)	(296)	(342)	(57)	0	(57)
MYC	0	0	68	68	0	0	0	0	68	(245)	(177)
RBC	2	0	0	2	0	0	0	0	2	0	2
RYL	0	0	9	9	0	0	0	0	9	0	9
UAG	22	0	133	155	(27)	(5)	(958)	(990)	(835)	990	155

Total Over the Counter	$164	$6	$977	$1,147	$(267)	$(66)	$(2,327)	$(2,660)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164	$0	$164
Purchased Options	0	0	0	6	0	6
Swap Agreements	0	554	0	0	423	977

	$0	$554	$0	$170	$423	$1,147

	$0	$554	$0	$170	$430	$1,154

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	8	0	0	20	28

	$0	$8	$0	$0	$22	$30

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$267	$0	$267
Written Options	0	0	0	65	1	66
Swap Agreements	0	1,030	0	0	1,297	2,327

	$0	$1,030	$0	$332	$1,298	$2,660

	$0	$1,038	$0	$332	$1,320	$2,690

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$166	$166
Swap Agreements	0	153	0	0	(84)	69

	$0	$153	$0	$0	$82	$235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(316)	$0	$(316)
Written Options	0	0	0	7	0	7
Swap Agreements	0	537	0	0	34	571

	$0	$537	$0	$(309)	$34	$262

	$0	$690	$0	$(309)	$116	$497

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$186	$186
Swap Agreements	0	356	0	0	(513)	(157)

	$0	$356	$0	$0	$(327)	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(200)	$0	$(200)
Purchased Options	0	0	0	(59)	0	(59)
Written Options	0	1	0	23	1	25
Swap Agreements	0	693	0	0	596	1,289

	$0	$694	$0	$(236)	$597	$1,055

	$0	$1,050	$0	$(236)	$270	$1,084

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,145	$0	$1,145
Azerbaijan
Sovereign Issues	0	828	0	828
Bahrain
Sovereign Issues	0	1,100	0	1,100
Bermuda
Corporate Bonds & Notes	0	2,323	0	2,323
Brazil
Corporate Bonds & Notes	0	33,877	0	33,877
Sovereign Issues	0	13,394	0	13,394
Cayman Islands
Corporate Bonds & Notes	0	6,132	732	6,864

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Chile
Corporate Bonds & Notes	$0	$5,234	$0	$5,234
Sovereign Issues	0	132	0	132
China
Corporate Bonds & Notes	0	2,676	0	2,676
Colombia
Corporate Bonds & Notes	0	7,057	0	7,057
Sovereign Issues	0	1,209	0	1,209
Costa Rica
Sovereign Issues	0	1,129	0	1,129
El Salvador
Sovereign Issues	0	4,769	0	4,769
Gabon
Sovereign Issues	0	442	0	442

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Guatemala
Sovereign Issues	$0	$1,138	$0	$1,138
Hong Kong
Corporate Bonds & Notes	0	2,410	0	2,410
Hungary
Corporate Bonds & Notes	0	557	0	557
Sovereign Issues	0	108	0	108
India
Corporate Bonds & Notes	0	3,799	0	3,799
Indonesia
Corporate Bonds & Notes	0	7,199	0	7,199
Sovereign Issues	0	11,173	0	11,173
Ireland
Corporate Bonds & Notes	0	14,909	0	14,909
Israel
Corporate Bonds & Notes	0	342	0	342
Sovereign Issues	0	787	0	787
Kazakhstan
Corporate Bonds & Notes	0	12,002	0	12,002
Kenya
Sovereign Issues	0	1,142	0	1,142
Luxembourg
Corporate Bonds & Notes	0	20,156	0	20,156
Mexico
Corporate Bonds & Notes	0	33,166	0	33,166
Sovereign Issues	0	6,694	0	6,694
Mongolia
Sovereign Issues	0	1,592	0	1,592
Morocco
Sovereign Issues	0	2,214	0	2,214
Netherlands
Corporate Bonds & Notes	0	1,967	0	1,967
Panama
Sovereign Issues	0	3,966	0	3,966
Peru
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	2,054	0	2,054
Philippines
Corporate Bonds & Notes	0	1,677	0	1,677
Sovereign Issues	0	1,307	0	1,307
Qatar
Corporate Bonds & Notes	0	1,882	0	1,882
Russia
Corporate Bonds & Notes	0	3,711	0	3,711
Sovereign Issues	0	11,425	0	11,425
Senegal
Sovereign Issues	0	232	0	232
Slovenia
Sovereign Issues	0	6,849	0	6,849
South Africa
Corporate Bonds & Notes	0	1,928	0	1,928
Sovereign Issues	0	227	0	227
Sri Lanka
Sovereign Issues	0	1,113	0	1,113
Sweden
Corporate Bonds & Notes	0	313	0	313

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Thailand
Corporate Bonds & Notes	$0	$1,026	$0	$1,026
Trinidad and Tobago
Corporate Bonds & Notes	0	1,923	0	1,923
Turkey
Corporate Bonds & Notes	0	1,936	0	1,936
Sovereign Issues	0	9,013	0	9,013
Ukraine
Sovereign Issues	0	6,781	0	6,781
United Arab Emirates
Corporate Bonds & Notes	0	672	0	672
United Kingdom
Corporate Bonds & Notes	0	669	0	669
United States
Corporate Bonds & Notes	0	1,417	0	1,417
Mortgage-Backed Securities	0	611	0	611
U.S. Government Agencies	0	66	0	66
U.S. Treasury Obligations	0	368	0	368
Uruguay
Sovereign Issues	0	1,796	0	1,796
Venezuela
Corporate Bonds & Notes	0	10,628	0	10,628
Sovereign Issues	0	16,572	0	16,572
Virgin Islands (British)
Corporate Bonds & Notes	0	11,052	0	11,052
Zambia
Sovereign Issues	0	471	0	471
Short-Term Instruments
Repurchase Agreements	0	439	0	439
U.S. Treasury Bills	0	2,540	0	2,540
	$0	$307,671	$732	$308,403

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,950	$0	$0	$11,950

Total Investments	$11,950	$307,671	$732	$320,353

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	0	0	7
Over the counter	0	1,147	0	1,147
	$7	$1,147	$0	$1,154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(28)	0	(30)
Over the counter	0	(2,659)	(1)	(2,660)
	$(2)	$(2,687)	$(1)	$(2,690)

Totals	$11,955	$306,131	$731	$318,817

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

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Notes to Financial Statements (Cont.)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the

NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price,

26	PIMCO VARIABLE INSURANCE TRUST

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or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities each

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Notes to Financial Statements (Cont.)

representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$18,134	$49,715	$(55,900)	$(2)	$3	$11,950	$15	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned

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purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains.

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Notes to Financial Statements (Cont.)

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

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equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation,

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$69	$51,389	$43,090

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	156	$2,170	28	$388
Administrative Class	1,846	25,447	4,420	64,231
Advisor Class	895	12,306	943	13,856
Issued as reinvestment of distributions
Institutional Class	2	31	1	16
Administrative Class	513	7,037	1,260	17,788
Advisor Class	64	876	158	2,243
Cost of shares redeemed
Institutional Class	(7)	(100)	(29)	(425)
Administrative Class	(2,677)	(36,484)	(7,503)	(106,453)
Advisor Class	(442)	(6,021)	(2,194)	(31,680)
Net increase (decrease) resulting from Portfolio share transactions	350	$5,262	(2,916)	$(40,036)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 70% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 57% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$307,439	$17,927	$(5,013)	$12,914

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
BRL	Brazilian Real	INR	Indian Rupee	MXN	Mexican Peso
COP	Colombian Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
JSC	Joint Stock Company

SEMIANNUAL REPORT	JUNE 30, 2014	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT16SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	25.1%
United States	20.6%
Spain	13.4%
Italy	8.9%
United Kingdom	7.9%
France	5.5%
Other	18.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (02/16/1999)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	5.18%	7.21%	7.99%	5.96%	5.58%
JPMorgan GBI Global ex-US Index Hedged in USD±	4.38%	5.94%	4.23%	4.75%	4.84%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.92% for Administrative Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,051.80	$1,020.23
Expenses Paid During Period†	$4.68	$4.61
Net Annualized Expense Ratio	0.92%	0.92%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its assets.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain contributed to relative performance as Spanish sovereign spreads over German Bunds tightened during the reporting period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) and European residential MBS contributed to performance as prices of these securities generally rose during the reporting period.

»	An underweight duration positioning in the U.S. and the U.K. detracted from relative performance as interest rates in these countries fell during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as this currency appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$10.05		$10.80	$10.33	$9.98	$9.64	$9.58
Net investment income (a)	0.09		0.22	0.26	0.23	0.21	0.37
Net realized/unrealized gain (loss)	0.43		(0.17)	0.84	0.43	0.60	1.10
Total income from investment operations	0.52		0.05	1.10	0.66	0.81	1.47
Dividends from net investment income	(0.10)		(0.20)	(0.24)	(0.21)	(0.19)	(0.32)
Distributions from net realized capital gains	0.00		(0.60)	(0.39)	(0.10)	(0.28)	(1.07)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.02)
Total distributions	(0.10)		(0.80)	(0.63)	(0.31)	(0.47)	(1.41)
Net asset value end of year or period	$10.47		$10.05	$10.80	$10.33	$9.98	$9.64
Total return	5.18%		0.50%	10.85%	6.76%	8.49%	15.60%
Net assets end of year or period (000s)	$74,104		$66,176	$78,497	$78,493	$79,591	$69,356
Ratio of expenses to average net assets	0.92	%*	0.92%	0.94%	0.91%	0.90%	0.91%
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	1.86	%*	2.03%	2.40%	2.30%	2.06%	3.67%
Portfolio turnover rate	54	%**	127%**	356%**	218%**	130%**	459%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$75,462
Investments in Affiliates	8,925
Financial Derivative Instruments
Exchange-traded or centrally cleared	25
Over the counter	582
Deposits with counterparty	855
Foreign currency, at value	645
Receivable for investments sold	6,566
Receivable for Portfolio shares sold	613
Interest and dividends receivable	553
Dividends receivable from Affiliates	1
94,227

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$729
Payable for short sales	3,241
Financial Derivative Instruments
Exchange-traded or centrally cleared	63
Over the counter	1,011
Payable for investments purchased	8,398
Payable for investments in Affiliates purchased	1
Deposits from counterparty	219
Payable for Portfolio shares redeemed	4
Overdraft due to custodian	4
Accrued investment advisory fees	15
Accrued supervisory and administrative fees	31
Accrued distribution fees	1
Accrued servicing fees	9
13,726

Net Assets	$80,501

Net Assets Consist of:
Paid in capital	$77,520
(Overdistributed) net investment income	(516)
Accumulated undistributed net realized gain	809
Net unrealized appreciation	2,688
$80,501

Net Assets:
Institutional Class	$137
Administrative Class	74,104
Advisor Class	6,260

Shares Issued and Outstanding:
Institutional Class	13
Administrative Class	7,076
Advisor Class	598

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.47
Administrative Class	10.47
Advisor Class	10.47

Cost of Investments in Securities	$72,843
Cost of Investments in Affiliates	$8,924
Cost of Foreign Currency Held	$643
Proceeds Received on Short Sales	$3,235
Cost or Premiums of Financial Derivative Instruments, net	$(307)

* Includes repurchase agreements of:	$763

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$993
Dividends	9
Dividends from Investments in Affiliates	7
Total Income	1,009

Expenses:
Investment advisory fees	90
Supervisory and administrative fees	181
Servicing fees - Administrative Class	54
Distribution and/or servicing fees - Advisor Class	1
Interest expense	6
Total Expenses	332

Net Investment Income	677

Net Realized Gain (Loss):
Investments in securities	702
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	(65)
Over the counter financial derivative instruments	(253)
Foreign currency	(112)
Net Realized Gain	274

Net Change in Unrealized Appreciation:
Investments in securities	2,079
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	295
Over the counter financial derivative instruments	276
Foreign currency assets and liabilities	73
Net Change in Unrealized Appreciation	2,724
Net Gain	2,998

Net Increase in Net Assets Resulting from Operations	$3,675

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$677	$1,445
Net realized gain	274	938
Net change in unrealized appreciation (depreciation)	2,724	(2,045)
Net increase resulting from operations	3,675	338

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(695)	(1,328)
Advisor Class	(7)	0
From net realized capital gains
Institutional Class	0	(1)
Administrative Class	0	(3,817)
Advisor Class	0	0

Total Distributions	(702)	(5,146)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	11,330	(7,512)

Total Increase (Decrease) in Net Assets	14,303	(12,320)

Net Assets:
Beginning of period	66,198	78,518
End of period*	$80,501	$66,198

* Including (overdistributed) net investment income of:	$(516)	$(491)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.7%

AUSTRALIA 2.8%

CORPORATE BONDS & NOTES 2.5%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$700	$705
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	502
Westpac Banking Corp.
1.250% due 12/14/2018		800	796

			2,003

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
3.075% due 08/22/2037	AUD	53	49
Torrens Trust
3.080% due 10/19/2038		64	60

			109

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	129

Total Australia (Cost $2,237)			2,241

BRAZIL 0.6%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
3.112% due 03/17/2020		$200	206
3.250% due 03/17/2017		300	308

Total Brazil (Cost $500)			514

CANADA 1.5%

CORPORATE BONDS & NOTES 0.6%
Toronto-Dominion Bank
0.671% due 07/02/2019 (b)		$500	500

SOVEREIGN ISSUES 0.9%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	106
Province of Ontario
1.900% due 09/08/2017		500	474
6.200% due 06/02/2031		100	125

			705

Total Canada (Cost $1,207)			1,205

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Gallatin CLO Ltd.
1.432% due 07/15/2023		$200	201
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		27	27

Total Cayman Islands (Cost $227)			228

CHINA 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$200	210

Total China (Cost $203)			210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	16	$3

Total Denmark (Cost $2)			3

FRANCE 5.8%

CORPORATE BONDS & NOTES 0.9%
BPCE S.A.
0.862% due 06/17/2017		$300	300
Credit Agricole S.A.
0.775% due 06/12/2017		400	400

			700

SOVEREIGN ISSUES 4.9%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		200	202
3.375% due 03/20/2024		400	415
3.500% due 07/01/2014		300	300
France Government Bond
1.000% due 11/25/2018	EUR	900	1,263
3.250% due 05/25/2045		200	305
4.000% due 10/25/2038		200	344
4.500% due 04/25/2041		600	1,120

			3,949

Total France (Cost $4,334)			4,649

GERMANY 2.4%

CORPORATE BONDS & NOTES 0.5%
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	400	382

SOVEREIGN ISSUES 1.9%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	104	147
2.500% due 08/15/2046		200	293
4.000% due 01/04/2037		600	1,096

			1,536

Total Germany (Cost $1,808)			1,918

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$200	204

Total Hong Kong (Cost $196)			204

IRELAND 0.2%

ASSET-BACKED SECURITIES 0.2%
Race Point CLO Ltd.
0.486% due 04/15/2020		$159	158

Total Ireland (Cost $157)			158

ITALY 9.2%

ASSET-BACKED SECURITIES 0.5%
Alba SPV SRL
1.827% due 04/20/2040	EUR	188	258
Berica Asset-Backed Security SRL
0.509% due 12/31/2055		128	173

			431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.7%
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019	EUR	100	$154
Banco Popolare SC
3.250% due 09/30/2016		300	424

			578

MORTGAGE-BACKED SECURITIES 1.1%
Berica Residential MBS SRL
0.616% due 03/31/2048		243	320
Claris ABS
0.794% due 10/31/2060		287	385
Giovecca Mortgages SRL
0.928% due 04/23/2048		161	218

			923

SOVEREIGN ISSUES 6.9%
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (d)		101	148
4.500% due 05/01/2023		1,000	1,576
4.500% due 03/01/2024		300	473
4.750% due 09/01/2021		200	322
4.750% due 09/01/2028		500	796
5.500% due 09/01/2022		400	673
5.500% due 11/01/2022		700	1,176
Italy Government International Bond
6.000% due 08/04/2028	GBP	200	392

			5,556

Total Italy (Cost $7,139)			7,488

LUXEMBOURG 0.8%

CORPORATE BONDS & NOTES 0.8%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	137
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$400	488

Total Luxembourg (Cost $616)			625

MEXICO 3.1%

SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	8,500	745
7.750% due 05/29/2031		9,610	849
7.750% due 11/23/2034		1,600	142
9.500% due 12/18/2014		8,000	636
10.000% due 12/05/2024		1,000	103

Total Mexico (Cost $2,446)			2,475

NETHERLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	212	286

Total Netherlands (Cost $277)			286

NEW ZEALAND 2.1%

SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	300	273
6.000% due 05/15/2021		1,100	1,062

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	400	$340

Total New Zealand (Cost $1,534)			1,675

NORWAY 0.5%

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.614% due 03/27/2017		$400	403

Total Norway (Cost $400)			403

SLOVENIA 2.0%

SOVEREIGN ISSUES 2.0%
Slovenia Government International Bond
4.125% due 02/18/2019		$200	211
4.700% due 11/01/2016	EUR	400	594
5.250% due 02/18/2024		$400	432
5.850% due 05/10/2023		300	338

Total Slovenia (Cost $1,470)			1,575

SPAIN 14.0%

CORPORATE BONDS & NOTES 0.7%
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	100	147
4.125% due 03/30/2017		300	445

			592

SOVEREIGN ISSUES 13.3%
Spain Government International Bond
2.750% due 04/30/2019		1,200	1,755
3.750% due 10/31/2018		1,200	1,821
4.400% due 10/31/2023		600	945
5.150% due 10/31/2028		200	331
5.400% due 01/31/2023		2,800	4,713
5.850% due 01/31/2022		400	690
Xunta de Galicia
6.131% due 04/03/2018		300	482

			10,737

Total Spain (Cost $10,623)			11,329

SUPRANATIONAL 1.7%

CORPORATE BONDS & NOTES 1.7%
European Investment Bank
6.000% due 08/06/2020	AUD	700	741
Inter-American Development Bank
6.000% due 02/26/2021		600	639

Total Supranational (Cost $1,462)			1,380

SWEDEN 0.8%

CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	239
Swedbank Hypotek AB
3.750% due 12/20/2017		1,100	179

			418

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	207

Total Sweden (Cost $615)			625

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 8.3%

ASSET-BACKED SECURITIES 0.6%
Motor PLC
0.632% due 08/25/2021		$455	$455

CORPORATE BONDS & NOTES 1.0%
Northern Rock Asset Management PLC
5.625% due 06/22/2017		700	786

MORTGAGE-BACKED SECURITIES 2.1%
Eurosail PLC
0.694% due 06/10/2044	GBP	59	98
Fosse Master Issuer PLC
2.628% due 10/18/2054		200	348
Granite Master Issuer PLC
0.493% due 12/20/2054		$100	99
Mansard Mortgages PLC
1.208% due 12/15/2049	GBP	304	514
Newgate Funding PLC
1.558% due 12/15/2050		400	669

			1,728

SOVEREIGN ISSUES 4.6%
United Kingdom Gilt
3.250% due 01/22/2044		800	1,325
4.250% due 06/07/2032		400	780
4.250% due 03/07/2036		100	195
4.250% due 12/07/2040		400	788
4.500% due 09/07/2034		300	605

			3,693

Total United Kingdom (Cost $5,959)			6,662

UNITED STATES 21.5%

ASSET-BACKED SECURITIES 1.2%
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		$1	1
0.852% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
1.092% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036		11	11
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.152% due 12/20/2027		1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.602% due 08/25/2035		198	196
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		12	11
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		217	126
Residential Asset Securities Corp. Trust
0.652% due 07/25/2032 ^		2	2
SLM Student Loan Trust
0.729% due 10/25/2017		147	147
1.729% due 04/25/2023		485	502
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		2	2

			1,003

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
2.750% due 01/30/2017		$200	$203
2.908% due 07/18/2016		100	103
4.625% due 06/26/2015		100	103
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	302
International Lease Finance Corp.
6.750% due 09/01/2016		$200	222
JPMorgan Chase & Co.
0.779% due 04/25/2018		400	400
1.350% due 02/15/2017		300	301
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	40
Sprint Communications, Inc.
8.375% due 08/15/2017		400	469
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,119

			3,262

MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Investment Trust
1.822% due 09/25/2045		83	80
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^		71	61
Bear Stearns Adjustable Rate Mortgage Trust
2.475% due 08/25/2033		4	4
2.528% due 03/25/2035		7	7
2.580% due 03/25/2035		71	72
5.151% due 08/25/2035		2	2
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		86	80
2.562% due 11/25/2035 ^		55	43
2.655% due 03/25/2036 ^		113	85
2.699% due 08/25/2036 ^		66	51
2.790% due 09/25/2035		60	53
Bear Stearns Structured Products, Inc.
2.488% due 12/26/2046		50	35
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033		400	401
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		13	13
2.280% due 09/25/2035		22	22
Countrywide Alternative Loan Trust
0.363% due 03/20/2046		113	88
0.432% due 02/25/2037		97	78
1.123% due 12/25/2035		136	107
1.623% due 11/25/2035		23	19
5.250% due 06/25/2035 ^		18	17
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035		46	39
0.472% due 03/25/2035		101	79
0.482% due 02/25/2035		11	11
2.498% due 11/25/2034		15	14
2.747% due 08/25/2034		46	41
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		1	1
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		235	129
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)		400	7
1.551% due 11/10/2046 (a)		941	28
GSR Mortgage Loan Trust
2.657% due 01/25/2036 ^		131	124
HarborView Mortgage Loan Trust
2.491% due 05/19/2033		7	7

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035	$40	$38
JPMorgan Mortgage Trust
2.179% due 07/27/2037	176	152
2.578% due 02/25/2036 ^	78	69
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	11	11
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035	20	19
Morgan Stanley Bank of America Merrill Lynch Trust
1.634% due 12/15/2048 (a)	1,276	85
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036	85	81
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	48	29
0.332% due 06/25/2046	397	185
0.362% due 04/25/2046	109	56
Structured Adjustable Rate Mortgage Loan Trust
2.458% due 04/25/2034	13	14
Structured Asset Mortgage Investments Trust
0.362% due 05/25/2046	19	14
0.372% due 05/25/2036	141	106
0.372% due 09/25/2047	200	162
0.382% due 05/25/2045	35	32
0.445% due 07/19/2034	6	6
0.815% due 09/19/2032	4	4
0.855% due 03/19/2034	10	10
1.623% due 08/25/2047	59	53
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	41
Thornburg Mortgage Securities Trust
1.402% due 06/25/2047	28	25
5.750% due 06/25/2047	77	71
Wachovia Mortgage Loan Trust LLC
2.611% due 10/20/2035 ^	263	253
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 01/25/2045	191	189
1.103% due 06/25/2046	67	67
1.123% due 02/25/2046	150	143
1.932% due 02/27/2034	9	9
2.142% due 03/25/2033	19	19
2.410% due 03/25/2035	119	120
Washington Mutual Mortgage Pass-Through Certificates Trust
1.063% due 07/25/2046 ^	41	25
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036	148	144
2.612% due 07/25/2036 ^	106	104
2.615% due 03/25/2035	156	158
2.615% due 06/25/2035	48	49
2.618% due 04/25/2036	15	15

		4,356

MUNICIPAL BONDS & NOTES 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	$100	$129

		381

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 01/16/2018	900	22

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
0.272% due 03/25/2034	$11	11
0.302% due 08/25/2034	8	7
0.502% due 09/25/2042	26	26
0.582% due 11/25/2040	175	175
0.602% due 11/25/2040	221	222
0.732% due 06/25/2041	448	451
1.324% due 10/01/2044	27	28
2.012% due 12/01/2034	9	9
2.269% due 05/25/2035	24	25
2.485% due 11/01/2034	68	73
3.500% due 11/01/2021 - 07/01/2029	3,096	3,280
5.480% due 07/01/2018	200	221
6.000% due 07/25/2044	17	19
Freddie Mac
0.652% due 12/15/2032	16	16
0.752% due 12/15/2037	51	51
1.324% due 10/25/2044	76	77
2.250% due 03/01/2035	15	15
2.315% due 04/01/2035	142	151
2.357% due 02/01/2029	6	7
Ginnie Mae
1.625% due 04/20/2028 - 06/20/2030	3	3
2.000% due 04/20/2030 - 05/20/2030	2	2
NCUA Guaranteed Notes
0.622% due 11/05/2020	1,474	1,479
0.712% due 12/08/2020	360	362
Tennessee Valley Authority
6.250% due 12/15/2017	400	467

		7,177

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
3.750% due 11/15/2043	200	216
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023 (f)(h)	822	819
2.375% due 01/15/2025 (h)	126	152

		1,187

Total United States (Cost $17,238)		17,388

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 15.1%

CERTIFICATES OF DEPOSIT 2.1%
China Construction Bank Corp.
1.000% due 07/28/2014		$800	$800
Credit Suisse
0.437% due 01/12/2015		100	100
0.603% due 01/28/2016		400	400
Intesa Sanpaolo SpA
1.608% due 04/11/2016		300	303
1.650% due 04/07/2015		100	100

			1,703

REPURCHASE AGREEMENTS (e) 0.9%
			763

GREECE TREASURY BILLS 0.3%
1.821% due 09/19/2014	EUR	200	273

MEXICO TREASURY BILLS 11.5%
3.390% due 07/10/2014 - 02/05/2015 (c)	MXN	121,000	9,226

U.S. TREASURY BILLS 0.3%
0.051% due 10/16/2014 (h)		$256	256

Total Short-Term Instruments (Cost $12,193)			12,221

Total Investments in Securities (Cost $72,843)			75,462

		SHARES
INVESTMENTS IN AFFILIATES 11.1%

SHORT-TERM INSTRUMENTS 11.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short-Term Floating NAV Portfolio		1,673	17
PIMCO Short-Term Floating NAV Portfolio III		891,529	8,908

Total Short-Term Instruments (Cost $8,924)			8,925

Total Investments in Affiliates (Cost $8,924)			8,925

Total Investments 104.8% (Cost $81,767)			$84,387

Financial Derivative Instruments (g)(i) (0.5%) (Cost or Premiums, net $(307))			(467)

Other Assets and Liabilities, net (4.3%)			(3,419)

Net Assets 100.0%			$80,501

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$763	Freddie Mac 2.000% due 01/30/2023	$(782)	$763	$763

Total Repurchase Agreements						$(782)	$763	$763

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.140%	05/29/2014	07/14/2014	$(729)	$(729)

Total Reverse Repurchase Agreements					$(729)

(2)

As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,611 at a weighted average interest rate of 0.484%.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.500%	08/01/2044	$ 3,000	$(3,235)	$(3,241)

Total Short Sales					$(3,235)	$(3,241)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $730 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(729)	$0	$0	$(729)	$730	$1
SSB	763	0	0	0	763	(782)	(19)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(3,241)	(3,241)	0	(3,241)

Total Borrowings and Other Financing Transactions	$763	$(729)	$0	$(3,241)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	5	$3	$0	$0
3-Month Euribor September Futures	Long	09/2014	7	3	0	0
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	55	(52)	0	(11)
90-Day Eurodollar December Futures	Long	12/2014	49	17	0	0
90-Day Eurodollar September Futures	Long	09/2014	57	11	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	14	(8)	0	(1)
Australia Government 10-Year Bond September Futures	Short	09/2014	8	(19)	0	(4)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	7	$1	$1	$0
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	5	0	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	(4)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2014	16	(18)	3	(2)
Euro-Bobl September Futures	Long	09/2014	6	4	1	(1)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	44	133	1	(10)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	19	61	2	(6)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	7	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	10	(1)	0	(1)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	43	(27)	0	(3)
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	6	(6)	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	34	13	2	0
United Kingdom Long Gilt September Futures	Long	09/2014	2	1	0	(1)

Total Futures Contracts				$119	$10	$(42)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$400	$8	$1	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016	$	2,600	$7	$(2)	$0	$(1)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		3,700	(11)	(9)	0	(1)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		6,600	9	(8)	0	(3)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		5,900	(136)	(104)	0	(6)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,800	(59)	97	3	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		200	(8)	(7)	0	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		400	14	16	0	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	1,800	(6)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		2,400	(159)	(124)	3	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		600	(104)	(41)	0	(1)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	7,600	34	10	4	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		500	(40)	(27)	5	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,450,000	196	270	0	(9)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	1,000	1	0	0	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,500	7	2	0	0

						$(255)	$70	$15	$(21)

Total Swap Agreements						$(247)	$71	$15	$(21)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $479 and cash of $855 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10	$15	$25	$0	$(42)	$(21)	$(63)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2014	NZD	1,776	$	1,513	$0	$(42)

BOA	07/2014	BRL	405		182	0	(1)
	07/2014	INR	1,485		25	0	0
	07/2014	$	180	BRL	405	3	0
	07/2014		4,610	GBP	2,716	38	0
	08/2014	EUR	62	$	84	0	(1)
	08/2014	GBP	2,716		4,609	0	(38)
	08/2014	$	1,415	AUD	1,508	3	0
	10/2014	MXN	2,948	$	223	0	(3)
	09/2015	$	70	CNY	430	0	(1)

BPS	07/2014	BRL	210	$	93	0	(2)
	07/2014	EUR	7,012		9,564	0	(38)
	07/2014	GBP	3,522		5,930	0	(97)
	07/2014	INR	2,956		50	1	0
	07/2014	JPY	21,209		207	0	(2)
	07/2014	$	94	BRL	210	1	0
	08/2014	MXN	19,816	$	1,524	2	0
	08/2014	$	360	GBP	212	3	0
	09/2014	MXN	6,945	$	530	0	(2)
	10/2014		13,125		997	0	(8)

BRC	07/2014	EUR	4,154		5,668	0	(20)
	07/2014	JPY	58,000		567	0	(6)
	07/2014	NZD	120		101	0	(4)
	07/2014	$	141	CNY	875	1	0
	07/2014		136	INR	8,049	0	(3)
	08/2014	CHF	390	$	436	0	(4)
	08/2014	SEK	4,234		651	18	0
	08/2014	$	421	GBP	247	2	0
	09/2015		154	CNY	941	0	(4)

CBK	07/2014	BRL	434	$	193	0	(3)
	07/2014	EUR	456		617	0	(7)
	07/2014	INR	1,781		30	0	0
	07/2014	MXN	992		76	0	0
	07/2014	$	196	BRL	434	1	0
	07/2014		121	CNY	750	1	0
	07/2014		7,458	EUR	5,481	47	0
	07/2014		376	JPY	38,253	2	0
	07/2014		225	MXN	2,939	1	0
	08/2014	INR	3,349	$	56	1	0
	09/2015	$	577	CNY	3,492	0	(17)

DUB	07/2014	BRL	92	$	42	0	0
	07/2014	MXN	1,002		77	0	0
	07/2014	$	41	BRL	92	1	0
	07/2014		7,252	EUR	5,336	54	0
	07/2014		498	GBP	293	3	0
	07/2014		1,677	NZD	1,926	10	0
	08/2014	EUR	5,336	$	7,253	0	(55)
	08/2014	NOK	6		1	0	0
	08/2014	NZD	1,926		1,671	0	(10)
	12/2014	MXN	8,266		629	0	(1)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FBF	07/2014	BRL	46	$	21	$0	$0
	07/2014	$	21	BRL	46	0	0
	07/2014		19,931	EUR	14,611	76	0
	08/2014	EUR	14,611	$	19,933	0	(76)

GLM	07/2014	BRL	684		309	1	(1)
	07/2014	EUR	14,188		19,431	4	0
	07/2014	MXN	705		54	0	0
	07/2014	NZD	30		25	0	(1)
	07/2014	$	304	BRL	684	5	0
	07/2014		85	EUR	62	0	0
	07/2014		26	INR	1,544	0	0
	08/2014	MXN	11,787	$	895	0	(10)
	08/2014	$	298	GBP	175	1	0
	09/2014	MXN	1,776	$	136	0	0
	10/2014		33,612		2,557	0	(14)
	02/2015		37,949		2,859	5	(29)

HUS	07/2014		10,805		817	0	(15)
	07/2014	$	156	INR	9,237	0	(3)
	07/2014		124	MXN	1,621	1	0

JPM	07/2014	BRL	239	$	107	0	(1)
	07/2014	EUR	820		1,116	0	(6)
	07/2014	GBP	239		405	0	(4)
	07/2014	INR	9,382		158	2	0
	07/2014	JPY	493,851		4,849	0	(26)
	07/2014	$	108	BRL	239	0	0
	07/2014		2,253	EUR	1,658	17	0
	07/2014		1,194	GBP	704	10	0
	07/2014		1,558	INR	92,941	0	(17)
	07/2014		5,180	JPY	526,108	13	0
	08/2014	CHF	312	$	347	0	(5)
	08/2014	EUR	1,398		1,901	0	(14)
	08/2014	JPY	526,108		5,182	0	(13)
	08/2014	$	105	BRL	238	2	0
	08/2014		113	INR	6,747	0	(2)
	09/2015		105	CNY	640	0	(3)

MSC	07/2014	BRL	109	$	48	0	(1)
	07/2014	$	49	BRL	108	0	0
	08/2014	INR	3,349	$	56	1	0
	09/2015	$	70	CNY	431	0	(1)

RBC	07/2014	EUR	518	$	704	0	(5)
	07/2014	GBP	69		116	0	(3)
	07/2014	$	195	GBP	117	5	0
	09/2014	CAD	769	$	707	0	(12)
	09/2014	MXN	1,332		102	0	0
	12/2014		6,907		526	0	(1)

SOG	07/2014	AUD	3,646		3,366	0	(71)
	07/2014	$	3,437	AUD	3,646	1	0
	07/2014		85	JPY	8,700	1	0
	08/2014	AUD	3,646	$	3,429	0	(1)

UAG	07/2014	BRL	224		100	0	(2)
	07/2014	CNY	8,252		1,334	0	(2)
	07/2014	MXN	922		71	0	0
	07/2014	$	101	BRL	224	0	0
	07/2014		168	CNY	1,042	1	0
	07/2014		371	INR	21,913	0	(8)

Total Forward Foreign Currency Contracts						$339	$(716)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,000	$80	$63

Total Purchased Options								$80	$63

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	4,000	$(76)	$(61)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	600	$(2)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$	300	$(8)	$(7)
	Call - OTC USD versus INR	INR	61.100	08/20/2014		100	(1)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		400	(22)	(16)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(10)	(8)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015		400	(10)	(8)
	Call - OTC USD versus INR	INR	60.300	07/17/2014		200	(1)	(1)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		300	(7)	(4)
	Put - OTC USD versus JPY		94.750	04/21/2016		600	(18)	(16)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015		400	(9)	(7)
	Call - OTC USD versus BRL		2.600	03/11/2015		200	(4)	(3)
	Call - OTC USD versus BRL		2.740	06/08/2015		300	(7)	(5)
	Call - OTC USD versus INR	INR	60.400	07/25/2014		100	(1)	(1)
	Call - OTC USD versus INR		61.300	08/14/2014		300	(2)	(1)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		200	(5)	(4)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014		200	(1)	(1)

DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016		500	(12)	(10)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014		600	(3)	(3)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014		200	(2)	(3)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014		400	(3)	(1)
	Call - OTC USD versus BRL		2.650	05/29/2015		100	(3)	(2)
	Call - OTC USD versus BRL		2.710	06/02/2015		200	(6)	(4)
	Call - OTC USD versus BRL		2.650	06/08/2015		400	(12)	(9)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		200	(4)	(3)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014		500	(3)	(4)
	Put - OTC USD versus ZAR		10.640	07/17/2014		500	(3)	(4)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014		200	(2)	(3)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		800	(20)	(11)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		200	(6)	(5)
	Call - OTC USD versus INR	INR	61.300	08/14/2014		100	(1)	(1)

UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		400	(11)	(10)

							$(197)	$(156)

Total Written Options							$(275)	$(218)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	9	$12,300	AUD	0	EUR	3,600	$(117)
Sales	87	24,500		200		3,300	(322)
Closing Buys	0	(600)		0		0	2
Expirations	(45)	(21,700)		(200)		(4,500)	136
Exercised	(51)	(1,000)		0		(1,800)	26

Balance at End of Period	0	$13,500	AUD	0	EUR	600	$(275)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.348%	$ 1,000	$0	$(18)	$0	$(18)

BRC	Marsh & McLennan Cos., Inc.	(1.160%	)	09/20/2014	0.040%	200	0	(1)	0	(1)

							$0	$(19)	$0	$(19)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$ 500	$(25)	$18	$0	$(7)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	3	2	5	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(7)	4	0	(3)

BRC	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%	100	(5)	1	0	(4)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	200	(7)	0	0	(7)

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	500	(33)	18	0	(15)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%	300	(13)	9	0	(4)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	600	(11)	15	4	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	100	(2)	2	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	400	8	4	12	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.259%	400	8	4	12	0

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	500	(10)	1	0	(9)
	Italy Government International Bond	1.000%	03/20/2019	0.887%	100	(2)	3	1	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(6)	3	0	(3)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(8)	5	0	(3)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	100	(2)	1	0	(1)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

						$(112)	$103	$49	$(58)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	400	$0	$0	$0	$0

BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		7,200	(5)	39	34	0

BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		4,700	(3)	26	23	0

DUB	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,600	0	8	8	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		1,000	(1)	1	0	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		1,000	0	1	1	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	7,500	$1	$35	$36	$0
	Pay	28-Day MXN-TIIE	7.150%	04/27/2034		1,000	0	2	2	0

HUS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		500	0	2	2	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		1,000	0	0	0	0

JPM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		2,000	(1)	11	10	0

SOG	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,000	0	4	4	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		2,000	9	2	11	0

							$0	$131	$131	$0

Total Swap Agreements							$(112)	$215	$180	$(77)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$0	$0	$0	$0	$(42)	$0	$0	$(42)	$(42)	$0	$(42)
BOA	44	63	5	112	(44)	(93)	(28)	(165)	(53)	0	(53)
BPS	7	0	34	41	(149)	(10)	0	(159)	(118)	0	(118)
BRC	21	0	30	51	(41)	(20)	(12)	(73)	(22)	0	(22)
CBK	53	0	0	53	(27)	(22)	(16)	(65)	(12)	0	(12)
DUB	68	0	26	94	(66)	(13)	(4)	(83)	11	0	11
FBF	76	0	0	76	(76)	(3)	0	(79)	(3)	0	(3)
GLM	16	0	38	54	(55)	(27)	0	(82)	(28)	0	(28)
GST	0	0	12	12	0	0	0	0	12	0	12
HUS	1	0	3	4	(18)	(3)	(12)	(33)	(29)	0	(29)
JPM	44	0	10	54	(91)	(11)	(4)	(106)	(52)	0	(52)
MSB	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MSC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
MYC	0	0	7	7	0	0	(1)	(1)	6	(30)	(24)
RBC	5	0	0	5	(21)	0	0	(21)	(16)	0	(16)
SOG	2	0	15	17	(72)	0	0	(72)	(55)	0	(55)
UAG	1	0	0	1	(12)	(10)	0	(22)	(21)	0	(21)

Total Over the Counter	$339	$63	$180	$582	$(716)	$(218)	$(77)	$(1,011)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	15	15

	$0	$0	$0	$0	$25	$25

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$339	$0	$339
Purchased Options	0	0	0	0	63	63
Swap Agreements	0	49	0	0	131	180

	$0	$49	$0	$339	$194	$582

	$0	$49	$0	$339	$219	$607

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$42	$42
Swap Agreements	0	0	0	0	21	21

	$0	$0	$0	$0	$63	$63

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$716	$0	$716
Written Options	0	1	0	156	61	218
Swap Agreements	0	77	0	0	0	77

	$0	$78	$0	$872	$61	$1,011

	$0	$78	$0	$872	$124	$1,074

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	(32)	0	0	0	(136)	(168)
Swap Agreements	0	1	0	0	91	92

	$(32)	$1	$0	$0	$(34)	$(65)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(666)	$0	$(666)
Written Options	0	6	0	89	31	126
Swap Agreements	0	8	0	0	279	287

	$0	$14	$0	$(577)	$310	$(253)

	$(32)	$15	$0	$(577)	$276	$(318)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(60)	(60)
Swap Agreements	0	1	0	0	356	357

	$0	$1	$0	$0	$294	$295

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45	$0	$45
Purchased Options	0	0	0	0	(104)	(104)
Written Options	0	1	0	41	74	116
Swap Agreements	0	96	0	0	123	219

	$0	$97	$0	$86	$93	$276

	$0	$98	$0	$86	$387	$571

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$2,003	$0	$2,003
Mortgage-Backed Securities	0	109	0	109
Sovereign Issues	0	129	0	129
Brazil
Corporate Bonds & Notes	0	514	0	514
Canada
Corporate Bonds & Notes	0	500	0	500
Sovereign Issues	0	705	0	705
Cayman Islands
Asset-Backed Securities	0	228	0	228
China
Corporate Bonds & Notes	0	210	0	210
Denmark
Corporate Bonds & Notes	0	3	0	3
France
Corporate Bonds & Notes	0	700	0	700
Sovereign Issues	0	3,949	0	3,949
Germany
Corporate Bonds & Notes	0	382	0	382
Sovereign Issues	0	1,536	0	1,536
Hong Kong
Corporate Bonds & Notes	0	204	0	204
Ireland
Asset-Backed Securities	0	158	0	158
Italy
Asset-Backed Securities	0	431	0	431
Corporate Bonds & Notes	0	578	0	578
Mortgage-Backed Securities	0	923	0	923
Sovereign Issues	0	5,556	0	5,556
Luxembourg
Corporate Bonds & Notes	0	625	0	625
Mexico
Sovereign Issues	0	2,475	0	2,475
Netherlands
Asset-Backed Securities	0	286	0	286
New Zealand
Sovereign Issues	0	1,675	0	1,675
Norway
Sovereign Issues	0	403	0	403
Slovenia
Sovereign Issues	0	1,575	0	1,575
Spain
Corporate Bonds & Notes	0	592	0	592
Sovereign Issues	0	10,737	0	10,737
Supranational
Corporate Bonds & Notes	0	1,380	0	1,380
Sweden
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	207	0	207

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
United Kingdom
Asset-Backed Securities	$0	$455	$0	$455
Corporate Bonds & Notes	0	786	0	786
Mortgage-Backed Securities	0	1,728	0	1,728
Sovereign Issues	0	3,693	0	3,693
United States
Asset-Backed Securities	0	1,003	0	1,003
Corporate Bonds & Notes	0	3,262	0	3,262
Mortgage-Backed Securities	0	4,356	0	4,356
Municipal Bonds & Notes	0	381	0	381
Preferred Securities	0	22	0	22
U.S. Government Agencies	0	7,177	0	7,177
U.S. Treasury Obligations	0	1,187	0	1,187
Short-Term Instruments
Certificates of Deposit	0	1,703	0	1,703
Repurchase Agreements	0	763	0	763
Greece Treasury Bills	0	273	0	273
Mexico Treasury Bills	0	9,226	0	9,226
U.S. Treasury Bills	0	256	0	256
	$0	$75,462	$0	$75,462

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,925	0	0	8,925

Total Investments	$8,925	$75,462	$0	$84,387

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,241)	$0	$(3,241)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	15	0	25
Over the counter	0	582	0	582
	$10	$597	$0	$607

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(21)	0	(63)
Over the counter	0	(1,011)	0	(1,011)
	$(42)	$(1,032)	$0	$(1,074)

Totals	$8,893	$71,786	$0	$80,679

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014. There were assets and liabilities valued at $1,993 transferred from Level 3 to Level 2 during the period ended June 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The

Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$4,935	$6,402	$(11,320)	$0	$0	$17	$1	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$32,905	$(24,000)	$2	$1	$8,908	$6	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of

Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

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(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to

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Notes to Financial Statements (Cont.)

decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss

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on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of

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intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

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Notes to Financial Statements (Cont.)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees   PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,422	$281

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The

Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014 , were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,622	$3,230	$29,392	$28,573

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	11	$115	0	$0
Administrative Class	1,856	19,074	1,848	19,667
Advisor Class	597	6,230	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	0	2
Administrative Class	67	695	503	5,145
Advisor Class	1	7	0	0
Cost of shares redeemed
Institutional Class	0	(1)	0	0
Administrative Class	(1,431)	(14,790)	(3,037)	(32,326)
Advisor Class	0	0	0	0
Net increase (decrease) resulting from Portfolio share transactions	1,101	$11,330	(686)	$(7,512)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 58% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$81,769	$3,368	$(750)	$2,618

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSB	Mitsubishi Trust & Bank

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	USD (or $)	United States Dollar
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT21SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Allocation Breakdown†
Short-Term Instruments‡	25.1%
United States	20.6%
Spain	13.4%
Italy	8.9%
United Kingdom	7.9%
France	5.5%
Other	18.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2014
Class Inception (04/30/2014)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	1.58%
JPMorgan GBI Global ex-US Index Hedged in USD±	1.29%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.02% for Advisor Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14) (a)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,015.80	$1,019.74
Expenses Paid During Period†	$1.72	$5.11
Net Annualized Expense Ratio	1.02%	1.02%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

(a) The Beginning Account Value is reflective as of 4/30/14 for Actual Performance. Expenses paid in the Actual Performance section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since the inception date of 4/30/14). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its assets.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain contributed to relative performance as Spanish sovereign spreads over German Bunds tightened during the reporting period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) and European residential MBS contributed to performance as prices of these securities generally rose during the reporting period.

»	An underweight duration positioning in the U.S. and the U.K. detracted from relative performance as interest rates in these countries fell during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as this currency appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Period Ended:	04/30/2014-06/30/2014+

Advisor Class
Net asset value beginning of period	$10.34
Net investment income (a)	0.04
Net realized/unrealized gain	0.12
Total income from investment operations	0.16
Dividends from net investment income	(0.03)
Total distributions	(0.03)
Net asset value end of period	$10.47
Total return	1.58%
Net assets end of period (000s)	$6,260
Ratio of expenses to average net assets	1.02	%*
Ratio of expenses to average net assets excluding interest expense	1.00	%*
Ratio of net investment income to average net assets	2.14	%*
Portfolio turnover rate	54	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$75,462
Investments in Affiliates	8,925
Financial Derivative Instruments
Exchange-traded or centrally cleared	25
Over the counter	582
Deposits with counterparty	855
Foreign currency, at value	645
Receivable for investments sold	6,566
Receivable for Portfolio shares sold	613
Interest and dividends receivable	553
Dividends receivable from Affiliates	1
94,227

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$729
Payable for short sales	3,241
Financial Derivative Instruments
Exchange-traded or centrally cleared	63
Over the counter	1,011
Payable for investments purchased	8,398
Payable for investments in Affiliates purchased	1
Deposits from counterparty	219
Payable for Portfolio shares redeemed	4
Overdraft due to custodian	4
Accrued investment advisory fees	15
Accrued supervisory and administrative fees	31
Accrued distribution fees	1
Accrued servicing fees	9
13,726

Net Assets	$80,501

Net Assets Consist of:
Paid in capital	$77,520
(Overdistributed) net investment income	(516)
Accumulated undistributed net realized gain	809
Net unrealized appreciation	2,688
$80,501

Net Assets:
Institutional Class	$137
Administrative Class	74,104
Advisor Class	6,260

Shares Issued and Outstanding:
Institutional Class	13
Administrative Class	7,076
Advisor Class	598

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.47
Administrative Class	10.47
Advisor Class	10.47

Cost of Investments in Securities	$72,843
Cost of Investments in Affiliates	$8,924
Cost of Foreign Currency Held	$643
Proceeds Received on Short Sales	$3,235
Cost or Premiums of Financial Derivative Instruments, net	$(307)

* Includes repurchase agreements of:	$763

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$993
Dividends	9
Dividends from Investments in Affiliates	7
Total Income	1,009

Expenses:
Investment advisory fees	90
Supervisory and administrative fees	181
Servicing fees - Administrative Class	54
Distribution and/or servicing fees - Advisor Class	1
Interest expense	6
Total Expenses	332

Net Investment Income	677

Net Realized Gain (Loss):
Investments in securities	702
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	(65)
Over the counter financial derivative instruments	(253)
Foreign currency	(112)
Net Realized Gain	274

Net Change in Unrealized Appreciation:
Investments in securities	2,079
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	295
Over the counter financial derivative instruments	276
Foreign currency assets and liabilities	73
Net Change in Unrealized Appreciation	2,724
Net Gain	2,998

Net Increase in Net Assets Resulting from Operations	$3,675

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$677	$1,445
Net realized gain	274	938
Net change in unrealized appreciation (depreciation)	2,724	(2,045)
Net increase resulting from operations	3,675	338

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(695)	(1,328)
Advisor Class	(7)	0
From net realized capital gains
Institutional Class	0	(1)
Administrative Class	0	(3,817)
Advisor Class	0	0

Total Distributions	(702)	(5,146)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	11,330	(7,512)

Total Increase (Decrease) in Net Assets	14,303	(12,320)

Net Assets:
Beginning of period	66,198	78,518
End of period*	$80,501	$66,198

* Including (overdistributed) net investment income of:	$(516)	$(491)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.7%

AUSTRALIA 2.8%

CORPORATE BONDS & NOTES 2.5%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$700	$705
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	502
Westpac Banking Corp.
1.250% due 12/14/2018		800	796

			2,003

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
3.075% due 08/22/2037	AUD	53	49
Torrens Trust
3.080% due 10/19/2038		64	60

			109

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	129

Total Australia (Cost $2,237)			2,241

BRAZIL 0.6%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
3.112% due 03/17/2020		$200	206
3.250% due 03/17/2017		300	308

Total Brazil (Cost $500)			514

CANADA 1.5%

CORPORATE BONDS & NOTES 0.6%
Toronto-Dominion Bank
0.671% due 07/02/2019 (b)		$500	500

SOVEREIGN ISSUES 0.9%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	106
Province of Ontario
1.900% due 09/08/2017		500	474
6.200% due 06/02/2031		100	125

			705

Total Canada (Cost $1,207)			1,205

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Gallatin CLO Ltd.
1.432% due 07/15/2023		$200	201
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		27	27

Total Cayman Islands (Cost $227)			228

CHINA 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$200	210

Total China (Cost $203)			210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	16	$3

Total Denmark (Cost $2)			3

FRANCE 5.8%

CORPORATE BONDS & NOTES 0.9%
BPCE S.A.
0.862% due 06/17/2017		$300	300
Credit Agricole S.A.
0.775% due 06/12/2017		400	400

			700

SOVEREIGN ISSUES 4.9%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		200	202
3.375% due 03/20/2024		400	415
3.500% due 07/01/2014		300	300
France Government Bond
1.000% due 11/25/2018	EUR	900	1,263
3.250% due 05/25/2045		200	305
4.000% due 10/25/2038		200	344
4.500% due 04/25/2041		600	1,120

			3,949

Total France (Cost $4,334)			4,649

GERMANY 2.4%

CORPORATE BONDS & NOTES 0.5%
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	400	382

SOVEREIGN ISSUES 1.9%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	104	147
2.500% due 08/15/2046		200	293
4.000% due 01/04/2037		600	1,096

			1,536

Total Germany (Cost $1,808)			1,918

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$200	204

Total Hong Kong (Cost $196)			204

IRELAND 0.2%

ASSET-BACKED SECURITIES 0.2%
Race Point CLO Ltd.
0.486% due 04/15/2020		$159	158

Total Ireland (Cost $157)			158

ITALY 9.2%

ASSET-BACKED SECURITIES 0.5%
Alba SPV SRL
1.827% due 04/20/2040	EUR	188	258
Berica Asset-Backed Security SRL
0.509% due 12/31/2055		128	173

			431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.7%
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019	EUR	100	$154
Banco Popolare SC
3.250% due 09/30/2016		300	424

			578

MORTGAGE-BACKED SECURITIES 1.1%
Berica Residential MBS SRL
0.616% due 03/31/2048		243	320
Claris ABS
0.794% due 10/31/2060		287	385
Giovecca Mortgages SRL
0.928% due 04/23/2048		161	218

			923

SOVEREIGN ISSUES 6.9%
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (d)		101	148
4.500% due 05/01/2023		1,000	1,576
4.500% due 03/01/2024		300	473
4.750% due 09/01/2021		200	322
4.750% due 09/01/2028		500	796
5.500% due 09/01/2022		400	673
5.500% due 11/01/2022		700	1,176
Italy Government International Bond
6.000% due 08/04/2028	GBP	200	392

			5,556

Total Italy (Cost $7,139)			7,488

LUXEMBOURG 0.8%

CORPORATE BONDS & NOTES 0.8%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	137
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$400	488

Total Luxembourg (Cost $616)			625

MEXICO 3.1%

SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	8,500	745
7.750% due 05/29/2031		9,610	849
7.750% due 11/23/2034		1,600	142
9.500% due 12/18/2014		8,000	636
10.000% due 12/05/2024		1,000	103

Total Mexico (Cost $2,446)			2,475

NETHERLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	212	286

Total Netherlands (Cost $277)			286

NEW ZEALAND 2.1%

SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	300	273
6.000% due 05/15/2021		1,100	1,062

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	400	$340

Total New Zealand (Cost $1,534)			1,675

NORWAY 0.5%

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.614% due 03/27/2017		$400	403

Total Norway (Cost $400)			403

SLOVENIA 2.0%

SOVEREIGN ISSUES 2.0%
Slovenia Government International Bond
4.125% due 02/18/2019		$200	211
4.700% due 11/01/2016	EUR	400	594
5.250% due 02/18/2024		$400	432
5.850% due 05/10/2023		300	338

Total Slovenia (Cost $1,470)			1,575

SPAIN 14.0%

CORPORATE BONDS & NOTES 0.7%
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	100	147
4.125% due 03/30/2017		300	445

			592

SOVEREIGN ISSUES 13.3%
Spain Government International Bond
2.750% due 04/30/2019		1,200	1,755
3.750% due 10/31/2018		1,200	1,821
4.400% due 10/31/2023		600	945
5.150% due 10/31/2028		200	331
5.400% due 01/31/2023		2,800	4,713
5.850% due 01/31/2022		400	690
Xunta de Galicia
6.131% due 04/03/2018		300	482

			10,737

Total Spain (Cost $10,623)			11,329

SUPRANATIONAL 1.7%

CORPORATE BONDS & NOTES 1.7%
European Investment Bank
6.000% due 08/06/2020	AUD	700	741
Inter-American Development Bank
6.000% due 02/26/2021		600	639

Total Supranational (Cost $1,462)			1,380

SWEDEN 0.8%

CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	239
Swedbank Hypotek AB
3.750% due 12/20/2017		1,100	179

			418

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	207

Total Sweden (Cost $615)			625

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 8.3%

ASSET-BACKED SECURITIES 0.6%
Motor PLC
0.632% due 08/25/2021		$455	$455

CORPORATE BONDS & NOTES 1.0%
Northern Rock Asset Management PLC
5.625% due 06/22/2017		700	786

MORTGAGE-BACKED SECURITIES 2.1%
Eurosail PLC
0.694% due 06/10/2044	GBP	59	98
Fosse Master Issuer PLC
2.628% due 10/18/2054		200	348
Granite Master Issuer PLC
0.493% due 12/20/2054		$100	99
Mansard Mortgages PLC
1.208% due 12/15/2049	GBP	304	514
Newgate Funding PLC
1.558% due 12/15/2050		400	669

			1,728

SOVEREIGN ISSUES 4.6%
United Kingdom Gilt
3.250% due 01/22/2044		800	1,325
4.250% due 06/07/2032		400	780
4.250% due 03/07/2036		100	195
4.250% due 12/07/2040		400	788
4.500% due 09/07/2034		300	605

			3,693

Total United Kingdom (Cost $5,959)			6,662

UNITED STATES 21.5%

ASSET-BACKED SECURITIES 1.2%
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		$1	1
0.852% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
1.092% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036		11	11
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.152% due 12/20/2027		1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.602% due 08/25/2035		198	196
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		12	11
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		217	126
Residential Asset Securities Corp. Trust
0.652% due 07/25/2032 ^		2	2
SLM Student Loan Trust
0.729% due 10/25/2017		147	147
1.729% due 04/25/2023		485	502
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		2	2

			1,003

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
2.750% due 01/30/2017		$200	$203
2.908% due 07/18/2016		100	103
4.625% due 06/26/2015		100	103
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	302
International Lease Finance Corp.
6.750% due 09/01/2016		$200	222
JPMorgan Chase & Co.
0.779% due 04/25/2018		400	400
1.350% due 02/15/2017		300	301
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	40
Sprint Communications, Inc.
8.375% due 08/15/2017		400	469
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,119

			3,262

MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Investment Trust
1.822% due 09/25/2045		83	80
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^		71	61
Bear Stearns Adjustable Rate Mortgage Trust
2.475% due 08/25/2033		4	4
2.528% due 03/25/2035		7	7
2.580% due 03/25/2035		71	72
5.151% due 08/25/2035		2	2
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		86	80
2.562% due 11/25/2035 ^		55	43
2.655% due 03/25/2036 ^		113	85
2.699% due 08/25/2036 ^		66	51
2.790% due 09/25/2035		60	53
Bear Stearns Structured Products, Inc.
2.488% due 12/26/2046		50	35
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033		400	401
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		13	13
2.280% due 09/25/2035		22	22
Countrywide Alternative Loan Trust
0.363% due 03/20/2046		113	88
0.432% due 02/25/2037		97	78
1.123% due 12/25/2035		136	107
1.623% due 11/25/2035		23	19
5.250% due 06/25/2035 ^		18	17
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035		46	39
0.472% due 03/25/2035		101	79
0.482% due 02/25/2035		11	11
2.498% due 11/25/2034		15	14
2.747% due 08/25/2034		46	41
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		1	1
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		235	129
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)		400	7
1.551% due 11/10/2046 (a)		941	28
GSR Mortgage Loan Trust
2.657% due 01/25/2036 ^		131	124
HarborView Mortgage Loan Trust
2.491% due 05/19/2033		7	7

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035	$40	$38
JPMorgan Mortgage Trust
2.179% due 07/27/2037	176	152
2.578% due 02/25/2036 ^	78	69
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	11	11
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035	20	19
Morgan Stanley Bank of America Merrill Lynch Trust
1.634% due 12/15/2048 (a)	1,276	85
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036	85	81
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	48	29
0.332% due 06/25/2046	397	185
0.362% due 04/25/2046	109	56
Structured Adjustable Rate Mortgage Loan Trust
2.458% due 04/25/2034	13	14
Structured Asset Mortgage Investments Trust
0.362% due 05/25/2046	19	14
0.372% due 05/25/2036	141	106
0.372% due 09/25/2047	200	162
0.382% due 05/25/2045	35	32
0.445% due 07/19/2034	6	6
0.815% due 09/19/2032	4	4
0.855% due 03/19/2034	10	10
1.623% due 08/25/2047	59	53
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	41
Thornburg Mortgage Securities Trust
1.402% due 06/25/2047	28	25
5.750% due 06/25/2047	77	71
Wachovia Mortgage Loan Trust LLC
2.611% due 10/20/2035 ^	263	253
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 01/25/2045	191	189
1.103% due 06/25/2046	67	67
1.123% due 02/25/2046	150	143
1.932% due 02/27/2034	9	9
2.142% due 03/25/2033	19	19
2.410% due 03/25/2035	119	120
Washington Mutual Mortgage Pass-Through Certificates Trust
1.063% due 07/25/2046 ^	41	25
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036	148	144
2.612% due 07/25/2036 ^	106	104
2.615% due 03/25/2035	156	158
2.615% due 06/25/2035	48	49
2.618% due 04/25/2036	15	15

		4,356

MUNICIPAL BONDS & NOTES 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	$100	$129

		381

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 01/16/2018	900	22

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
0.272% due 03/25/2034	$11	11
0.302% due 08/25/2034	8	7
0.502% due 09/25/2042	26	26
0.582% due 11/25/2040	175	175
0.602% due 11/25/2040	221	222
0.732% due 06/25/2041	448	451
1.324% due 10/01/2044	27	28
2.012% due 12/01/2034	9	9
2.269% due 05/25/2035	24	25
2.485% due 11/01/2034	68	73
3.500% due 11/01/2021 - 07/01/2029	3,096	3,280
5.480% due 07/01/2018	200	221
6.000% due 07/25/2044	17	19
Freddie Mac
0.652% due 12/15/2032	16	16
0.752% due 12/15/2037	51	51
1.324% due 10/25/2044	76	77
2.250% due 03/01/2035	15	15
2.315% due 04/01/2035	142	151
2.357% due 02/01/2029	6	7
Ginnie Mae
1.625% due 04/20/2028 - 06/20/2030	3	3
2.000% due 04/20/2030 - 05/20/2030	2	2
NCUA Guaranteed Notes
0.622% due 11/05/2020	1,474	1,479
0.712% due 12/08/2020	360	362
Tennessee Valley Authority
6.250% due 12/15/2017	400	467

		7,177

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
3.750% due 11/15/2043	200	216
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023 (f)(h)	822	819
2.375% due 01/15/2025 (h)	126	152

		1,187

Total United States (Cost $17,238)		17,388

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 15.1%

CERTIFICATES OF DEPOSIT 2.1%
China Construction Bank Corp.
1.000% due 07/28/2014		$800	$800
Credit Suisse
0.437% due 01/12/2015		100	100
0.603% due 01/28/2016		400	400
Intesa Sanpaolo SpA
1.608% due 04/11/2016		300	303
1.650% due 04/07/2015		100	100

			1,703

REPURCHASE AGREEMENTS (e) 0.9%
			763

GREECE TREASURY BILLS 0.3%
1.821% due 09/19/2014	EUR	200	273

MEXICO TREASURY BILLS 11.5%
3.390% due 07/10/2014 - 02/05/2015 (c)	MXN	121,000	9,226

U.S. TREASURY BILLS 0.3%
0.051% due 10/16/2014 (h)		$256	256

Total Short-Term Instruments (Cost $12,193)			12,221

Total Investments in Securities (Cost $72,843)			75,462

		SHARES
INVESTMENTS IN AFFILIATES 11.1%

SHORT-TERM INSTRUMENTS 11.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short-Term Floating NAV Portfolio		1,673	17
PIMCO Short-Term Floating NAV Portfolio III		891,529	8,908

Total Short-Term Instruments (Cost $8,924)			8,925

Total Investments in Affiliates (Cost $8,924)			8,925

Total Investments 104.8% (Cost $81,767)			$84,387

Financial Derivative Instruments (g)(i) (0.5%) (Cost or Premiums, net $(307))			(467)

Other Assets and Liabilities, net (4.3%)			(3,419)

Net Assets 100.0%			$80,501

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$763	Freddie Mac 2.000% due 01/30/2023	$(782)	$763	$763

Total Repurchase Agreements						$(782)	$763	$763

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.140%	05/29/2014	07/14/2014	$(729)	$(729)

Total Reverse Repurchase Agreements					$(729)

(2)

As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,611 at a weighted average interest rate of 0.484%.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.500%	08/01/2044	$ 3,000	$(3,235)	$(3,241)

Total Short Sales					$(3,235)	$(3,241)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $730 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(729)	$0	$0	$(729)	$730	$1
SSB	763	0	0	0	763	(782)	(19)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(3,241)	(3,241)	0	(3,241)

Total Borrowings and Other Financing Transactions	$763	$(729)	$0	$(3,241)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	5	$3	$0	$0
3-Month Euribor September Futures	Long	09/2014	7	3	0	0
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	55	(52)	0	(11)
90-Day Eurodollar December Futures	Long	12/2014	49	17	0	0
90-Day Eurodollar September Futures	Long	09/2014	57	11	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	14	(8)	0	(1)
Australia Government 10-Year Bond September Futures	Short	09/2014	8	(19)	0	(4)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	7	$1	$1	$0
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	5	0	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	(4)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2014	16	(18)	3	(2)
Euro-Bobl September Futures	Long	09/2014	6	4	1	(1)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	44	133	1	(10)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	19	61	2	(6)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	7	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	10	(1)	0	(1)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	43	(27)	0	(3)
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	6	(6)	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	34	13	2	0
United Kingdom Long Gilt September Futures	Long	09/2014	2	1	0	(1)

Total Futures Contracts				$119	$10	$(42)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$400	$8	$1	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016	$	2,600	$7	$(2)	$0	$(1)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		3,700	(11)	(9)	0	(1)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		6,600	9	(8)	0	(3)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		5,900	(136)	(104)	0	(6)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,800	(59)	97	3	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		200	(8)	(7)	0	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		400	14	16	0	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	1,800	(6)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		2,400	(159)	(124)	3	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		600	(104)	(41)	0	(1)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	7,600	34	10	4	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		500	(40)	(27)	5	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,450,000	196	270	0	(9)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	1,000	1	0	0	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,500	7	2	0	0

						$(255)	$70	$15	$(21)

Total Swap Agreements						$(247)	$71	$15	$(21)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $479 and cash of $855 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10	$15	$25	$0	$(42)	$(21)	$(63)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2014	NZD	1,776	$	1,513	$0	$(42)

BOA	07/2014	BRL	405		182	0	(1)
	07/2014	INR	1,485		25	0	0
	07/2014	$	180	BRL	405	3	0
	07/2014		4,610	GBP	2,716	38	0
	08/2014	EUR	62	$	84	0	(1)
	08/2014	GBP	2,716		4,609	0	(38)
	08/2014	$	1,415	AUD	1,508	3	0
	10/2014	MXN	2,948	$	223	0	(3)
	09/2015	$	70	CNY	430	0	(1)

BPS	07/2014	BRL	210	$	93	0	(2)
	07/2014	EUR	7,012		9,564	0	(38)
	07/2014	GBP	3,522		5,930	0	(97)
	07/2014	INR	2,956		50	1	0
	07/2014	JPY	21,209		207	0	(2)
	07/2014	$	94	BRL	210	1	0
	08/2014	MXN	19,816	$	1,524	2	0
	08/2014	$	360	GBP	212	3	0
	09/2014	MXN	6,945	$	530	0	(2)
	10/2014		13,125		997	0	(8)

BRC	07/2014	EUR	4,154		5,668	0	(20)
	07/2014	JPY	58,000		567	0	(6)
	07/2014	NZD	120		101	0	(4)
	07/2014	$	141	CNY	875	1	0
	07/2014		136	INR	8,049	0	(3)
	08/2014	CHF	390	$	436	0	(4)
	08/2014	SEK	4,234		651	18	0
	08/2014	$	421	GBP	247	2	0
	09/2015		154	CNY	941	0	(4)

CBK	07/2014	BRL	434	$	193	0	(3)
	07/2014	EUR	456		617	0	(7)
	07/2014	INR	1,781		30	0	0
	07/2014	MXN	992		76	0	0
	07/2014	$	196	BRL	434	1	0
	07/2014		121	CNY	750	1	0
	07/2014		7,458	EUR	5,481	47	0
	07/2014		376	JPY	38,253	2	0
	07/2014		225	MXN	2,939	1	0
	08/2014	INR	3,349	$	56	1	0
	09/2015	$	577	CNY	3,492	0	(17)

DUB	07/2014	BRL	92	$	42	0	0
	07/2014	MXN	1,002		77	0	0
	07/2014	$	41	BRL	92	1	0
	07/2014		7,252	EUR	5,336	54	0
	07/2014		498	GBP	293	3	0
	07/2014		1,677	NZD	1,926	10	0
	08/2014	EUR	5,336	$	7,253	0	(55)
	08/2014	NOK	6		1	0	0
	08/2014	NZD	1,926		1,671	0	(10)
	12/2014	MXN	8,266		629	0	(1)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FBF	07/2014	BRL	46	$	21	$0	$0
	07/2014	$	21	BRL	46	0	0
	07/2014		19,931	EUR	14,611	76	0
	08/2014	EUR	14,611	$	19,933	0	(76)

GLM	07/2014	BRL	684		309	1	(1)
	07/2014	EUR	14,188		19,431	4	0
	07/2014	MXN	705		54	0	0
	07/2014	NZD	30		25	0	(1)
	07/2014	$	304	BRL	684	5	0
	07/2014		85	EUR	62	0	0
	07/2014		26	INR	1,544	0	0
	08/2014	MXN	11,787	$	895	0	(10)
	08/2014	$	298	GBP	175	1	0
	09/2014	MXN	1,776	$	136	0	0
	10/2014		33,612		2,557	0	(14)
	02/2015		37,949		2,859	5	(29)

HUS	07/2014		10,805		817	0	(15)
	07/2014	$	156	INR	9,237	0	(3)
	07/2014		124	MXN	1,621	1	0

JPM	07/2014	BRL	239	$	107	0	(1)
	07/2014	EUR	820		1,116	0	(6)
	07/2014	GBP	239		405	0	(4)
	07/2014	INR	9,382		158	2	0
	07/2014	JPY	493,851		4,849	0	(26)
	07/2014	$	108	BRL	239	0	0
	07/2014		2,253	EUR	1,658	17	0
	07/2014		1,194	GBP	704	10	0
	07/2014		1,558	INR	92,941	0	(17)
	07/2014		5,180	JPY	526,108	13	0
	08/2014	CHF	312	$	347	0	(5)
	08/2014	EUR	1,398		1,901	0	(14)
	08/2014	JPY	526,108		5,182	0	(13)
	08/2014	$	105	BRL	238	2	0
	08/2014		113	INR	6,747	0	(2)
	09/2015		105	CNY	640	0	(3)

MSC	07/2014	BRL	109	$	48	0	(1)
	07/2014	$	49	BRL	108	0	0
	08/2014	INR	3,349	$	56	1	0
	09/2015	$	70	CNY	431	0	(1)

RBC	07/2014	EUR	518	$	704	0	(5)
	07/2014	GBP	69		116	0	(3)
	07/2014	$	195	GBP	117	5	0
	09/2014	CAD	769	$	707	0	(12)
	09/2014	MXN	1,332		102	0	0
	12/2014		6,907		526	0	(1)

SOG	07/2014	AUD	3,646		3,366	0	(71)
	07/2014	$	3,437	AUD	3,646	1	0
	07/2014		85	JPY	8,700	1	0
	08/2014	AUD	3,646	$	3,429	0	(1)

UAG	07/2014	BRL	224		100	0	(2)
	07/2014	CNY	8,252		1,334	0	(2)
	07/2014	MXN	922		71	0	0
	07/2014	$	101	BRL	224	0	0
	07/2014		168	CNY	1,042	1	0
	07/2014		371	INR	21,913	0	(8)

Total Forward Foreign Currency Contracts						$339	$(716)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,000	$80	$63

Total Purchased Options								$80	$63

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	4,000	$(76)	$(61)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	600	$(2)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$	300	$(8)	$(7)
	Call - OTC USD versus INR	INR	61.100	08/20/2014		100	(1)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		400	(22)	(16)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(10)	(8)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015		400	(10)	(8)
	Call - OTC USD versus INR	INR	60.300	07/17/2014		200	(1)	(1)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		300	(7)	(4)
	Put - OTC USD versus JPY		94.750	04/21/2016		600	(18)	(16)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015		400	(9)	(7)
	Call - OTC USD versus BRL		2.600	03/11/2015		200	(4)	(3)
	Call - OTC USD versus BRL		2.740	06/08/2015		300	(7)	(5)
	Call - OTC USD versus INR	INR	60.400	07/25/2014		100	(1)	(1)
	Call - OTC USD versus INR		61.300	08/14/2014		300	(2)	(1)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		200	(5)	(4)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014		200	(1)	(1)

DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016		500	(12)	(10)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014		600	(3)	(3)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014		200	(2)	(3)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014		400	(3)	(1)
	Call - OTC USD versus BRL		2.650	05/29/2015		100	(3)	(2)
	Call - OTC USD versus BRL		2.710	06/02/2015		200	(6)	(4)
	Call - OTC USD versus BRL		2.650	06/08/2015		400	(12)	(9)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		200	(4)	(3)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014		500	(3)	(4)
	Put - OTC USD versus ZAR		10.640	07/17/2014		500	(3)	(4)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014		200	(2)	(3)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		800	(20)	(11)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		200	(6)	(5)
	Call - OTC USD versus INR	INR	61.300	08/14/2014		100	(1)	(1)

UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		400	(11)	(10)

							$(197)	$(156)

Total Written Options							$(275)	$(218)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	9	$12,300	AUD	0	EUR	3,600	$(117)
Sales	87	24,500		200		3,300	(322)
Closing Buys	0	(600)		0		0	2
Expirations	(45)	(21,700)		(200)		(4,500)	136
Exercised	(51)	(1,000)		0		(1,800)	26

Balance at End of Period	0	$13,500	AUD	0	EUR	600	$(275)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.348%	$ 1,000	$0	$(18)	$0	$(18)

BRC	Marsh & McLennan Cos., Inc.	(1.160%	)	09/20/2014	0.040%	200	0	(1)	0	(1)

							$0	$(19)	$0	$(19)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$ 500	$(25)	$18	$0	$(7)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	3	2	5	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(7)	4	0	(3)

BRC	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%	100	(5)	1	0	(4)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	200	(7)	0	0	(7)

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	500	(33)	18	0	(15)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%	300	(13)	9	0	(4)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	600	(11)	15	4	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	100	(2)	2	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	400	8	4	12	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.259%	400	8	4	12	0

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	500	(10)	1	0	(9)
	Italy Government International Bond	1.000%	03/20/2019	0.887%	100	(2)	3	1	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(6)	3	0	(3)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(8)	5	0	(3)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	100	(2)	1	0	(1)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

						$(112)	$103	$49	$(58)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	400	$0	$0	$0	$0

BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		7,200	(5)	39	34	0

BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		4,700	(3)	26	23	0

DUB	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,600	0	8	8	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		1,000	(1)	1	0	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		1,000	0	1	1	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	7,500	$1	$35	$36	$0
	Pay	28-Day MXN-TIIE	7.150%	04/27/2034		1,000	0	2	2	0

HUS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		500	0	2	2	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		1,000	0	0	0	0

JPM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		2,000	(1)	11	10	0

SOG	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,000	0	4	4	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		2,000	9	2	11	0

							$0	$131	$131	$0

Total Swap Agreements							$(112)	$215	$180	$(77)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$0	$0	$0	$0	$(42)	$0	$0	$(42)	$(42)	$0	$(42)
BOA	44	63	5	112	(44)	(93)	(28)	(165)	(53)	0	(53)
BPS	7	0	34	41	(149)	(10)	0	(159)	(118)	0	(118)
BRC	21	0	30	51	(41)	(20)	(12)	(73)	(22)	0	(22)
CBK	53	0	0	53	(27)	(22)	(16)	(65)	(12)	0	(12)
DUB	68	0	26	94	(66)	(13)	(4)	(83)	11	0	11
FBF	76	0	0	76	(76)	(3)	0	(79)	(3)	0	(3)
GLM	16	0	38	54	(55)	(27)	0	(82)	(28)	0	(28)
GST	0	0	12	12	0	0	0	0	12	0	12
HUS	1	0	3	4	(18)	(3)	(12)	(33)	(29)	0	(29)
JPM	44	0	10	54	(91)	(11)	(4)	(106)	(52)	0	(52)
MSB	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MSC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
MYC	0	0	7	7	0	0	(1)	(1)	6	(30)	(24)
RBC	5	0	0	5	(21)	0	0	(21)	(16)	0	(16)
SOG	2	0	15	17	(72)	0	0	(72)	(55)	0	(55)
UAG	1	0	0	1	(12)	(10)	0	(22)	(21)	0	(21)

Total Over the Counter	$339	$63	$180	$582	$(716)	$(218)	$(77)	$(1,011)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	15	15

	$0	$0	$0	$0	$25	$25

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$339	$0	$339
Purchased Options	0	0	0	0	63	63
Swap Agreements	0	49	0	0	131	180

	$0	$49	$0	$339	$194	$582

	$0	$49	$0	$339	$219	$607

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$42	$42
Swap Agreements	0	0	0	0	21	21

	$0	$0	$0	$0	$63	$63

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$716	$0	$716
Written Options	0	1	0	156	61	218
Swap Agreements	0	77	0	0	0	77

	$0	$78	$0	$872	$61	$1,011

	$0	$78	$0	$872	$124	$1,074

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	(32)	0	0	0	(136)	(168)
Swap Agreements	0	1	0	0	91	92

	$(32)	$1	$0	$0	$(34)	$(65)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(666)	$0	$(666)
Written Options	0	6	0	89	31	126
Swap Agreements	0	8	0	0	279	287

	$0	$14	$0	$(577)	$310	$(253)

	$(32)	$15	$0	$(577)	$276	$(318)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(60)	(60)
Swap Agreements	0	1	0	0	356	357

	$0	$1	$0	$0	$294	$295

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45	$0	$45
Purchased Options	0	0	0	0	(104)	(104)
Written Options	0	1	0	41	74	116
Swap Agreements	0	96	0	0	123	219

	$0	$97	$0	$86	$93	$276

	$0	$98	$0	$86	$387	$571

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$2,003	$0	$2,003
Mortgage-Backed Securities	0	109	0	109
Sovereign Issues	0	129	0	129
Brazil
Corporate Bonds & Notes	0	514	0	514
Canada
Corporate Bonds & Notes	0	500	0	500
Sovereign Issues	0	705	0	705
Cayman Islands
Asset-Backed Securities	0	228	0	228
China
Corporate Bonds & Notes	0	210	0	210
Denmark
Corporate Bonds & Notes	0	3	0	3
France
Corporate Bonds & Notes	0	700	0	700
Sovereign Issues	0	3,949	0	3,949
Germany
Corporate Bonds & Notes	0	382	0	382
Sovereign Issues	0	1,536	0	1,536
Hong Kong
Corporate Bonds & Notes	0	204	0	204
Ireland
Asset-Backed Securities	0	158	0	158
Italy
Asset-Backed Securities	0	431	0	431
Corporate Bonds & Notes	0	578	0	578
Mortgage-Backed Securities	0	923	0	923
Sovereign Issues	0	5,556	0	5,556
Luxembourg
Corporate Bonds & Notes	0	625	0	625
Mexico
Sovereign Issues	0	2,475	0	2,475
Netherlands
Asset-Backed Securities	0	286	0	286
New Zealand
Sovereign Issues	0	1,675	0	1,675
Norway
Sovereign Issues	0	403	0	403
Slovenia
Sovereign Issues	0	1,575	0	1,575
Spain
Corporate Bonds & Notes	0	592	0	592
Sovereign Issues	0	10,737	0	10,737
Supranational
Corporate Bonds & Notes	0	1,380	0	1,380
Sweden
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	207	0	207

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
United Kingdom
Asset-Backed Securities	$0	$455	$0	$455
Corporate Bonds & Notes	0	786	0	786
Mortgage-Backed Securities	0	1,728	0	1,728
Sovereign Issues	0	3,693	0	3,693
United States
Asset-Backed Securities	0	1,003	0	1,003
Corporate Bonds & Notes	0	3,262	0	3,262
Mortgage-Backed Securities	0	4,356	0	4,356
Municipal Bonds & Notes	0	381	0	381
Preferred Securities	0	22	0	22
U.S. Government Agencies	0	7,177	0	7,177
U.S. Treasury Obligations	0	1,187	0	1,187
Short-Term Instruments
Certificates of Deposit	0	1,703	0	1,703
Repurchase Agreements	0	763	0	763
Greece Treasury Bills	0	273	0	273
Mexico Treasury Bills	0	9,226	0	9,226
U.S. Treasury Bills	0	256	0	256
	$0	$75,462	$0	$75,462

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,925	0	0	8,925
Total Investments	$8,925	$75,462	$0	$84,387

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,241)	$0	$(3,241)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	15	0	25
Over the counter	0	582	0	582
	$10	$597	$0	$607

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(21)	0	(63)
Over the counter	0	(1,011)	0	(1,011)
	$(42)	$(1,032)	$0	$(1,074)
Totals	$8,893	$71,786	$0	$80,679

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014. There were assets and liabilities valued at $1,993 transferred from Level 3 to Level 2 during the period ended June 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use

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Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate

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June 30, 2014 (Unaudited)

lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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Notes to Financial Statements (Cont.)

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The

Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$4,935	$6,402	$(11,320)	$0	$0	$17	$1	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$32,905	$(24,000)	$2	$1	$8,908	$6	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of

Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

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(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to

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Notes to Financial Statements (Cont.)

decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss

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on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees   PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,422	$281

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The

Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014 , were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,622	$3,230	$29,392	$28,573

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	11	$115	0	$0
Administrative Class	1,856	19,074	1,848	19,667
Advisor Class	597	6,230	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	0	2
Administrative Class	67	695	503	5,145
Advisor Class	1	7	0	0
Cost of shares redeemed
Institutional Class	0	(1)	0	0
Administrative Class	(1,431)	(14,790)	(3,037)	(32,326)
Advisor Class	0	0	0	0
Net increase (decrease) resulting from Portfolio share transactions	1,101	$11,330	(686)	$(7,512)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 58% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$81,769	$3,368	$(750)	$2,618

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSB	Mitsubishi Trust & Bank

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	USD (or $)	United States Dollar
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT22SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	25.1%
United States	20.6%
Spain	13.4%
Italy	8.9%
United Kingdom	7.9%
France	5.5%
Other	18.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	5.25%	7.37%	8.15%	6.11%	6.09%
JPMorgan GBI Global ex-US Index Hedged in USD±	4.38%	5.94%	4.23%	4.75%	4.91%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.77% for Institutional Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,052.50	$1,020.98
Expenses Paid During Period†	$3.92	$3.86
Net Annualized Expense Ratio	0.77%	0.77%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its assets.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain contributed to relative performance as Spanish sovereign spreads over German Bunds tightened during the reporting period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) and European residential MBS contributed to performance as prices of these securities generally rose during the reporting period.

»	An underweight duration positioning in the U.S. and the U.K. detracted from relative performance as interest rates in these countries fell during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as this currency appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$10.05		$10.80	$10.33	$9.98	$9.64	$9.58
Net investment income (a)	0.10		0.23	0.27	0.25	0.22	0.38
Net realized/unrealized gain (loss)	0.43		(0.16)	0.85	0.43	0.60	1.11
Total income from investment operations	0.53		0.07	1.12	0.68	0.82	1.49
Dividends from net investment income	(0.11)		(0.22)	(0.26)	(0.23)	(0.20)	(0.34)
Distributions from net realized capital gains	0.00		(0.60)	(0.39)	(0.10)	(0.28)	(1.07)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.02)
Total distributions	(0.11)		(0.82)	(0.65)	(0.33)	(0.48)	(1.43)
Net asset value end of year or period	$10.47		$10.05	$10.80	$10.33	$9.98	$9.64
Total return	5.25%		0.65%	11.00%	6.91%	8.64%	15.77%
Net assets end of year or period (000s)	$137		$22	$21	$19	$18	$16
Ratio of expenses to average net assets	0.77	%*	0.77%	0.79%	0.76%	0.75%	0.76%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.04	%*	2.18%	2.54%	2.45%	2.21%	3.82%
Portfolio turnover rate	54	%**	127%**	356%**	218%**	130%**	459%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$75,462
Investments in Affiliates	8,925
Financial Derivative Instruments
Exchange-traded or centrally cleared	25
Over the counter	582
Deposits with counterparty	855
Foreign currency, at value	645
Receivable for investments sold	6,566
Receivable for Portfolio shares sold	613
Interest and dividends receivable	553
Dividends receivable from Affiliates	1
94,227

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$729
Payable for short sales	3,241
Financial Derivative Instruments
Exchange-traded or centrally cleared	63
Over the counter	1,011
Payable for investments purchased	8,398
Payable for investments in Affiliates purchased	1
Deposits from counterparty	219
Payable for Portfolio shares redeemed	4
Overdraft due to custodian	4
Accrued investment advisory fees	15
Accrued supervisory and administrative fees	31
Accrued distribution fees	1
Accrued servicing fees	9
13,726

Net Assets	$80,501

Net Assets Consist of:
Paid in capital	$77,520
(Overdistributed) net investment income	(516)
Accumulated undistributed net realized gain	809
Net unrealized appreciation	2,688
$80,501

Net Assets:
Institutional Class	$137
Administrative Class	74,104
Advisor Class	6,260

Shares Issued and Outstanding:
Institutional Class	13
Administrative Class	7,076
Advisor Class	598

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.47
Administrative Class	10.47
Advisor Class	10.47

Cost of Investments in Securities	$72,843
Cost of Investments in Affiliates	$8,924
Cost of Foreign Currency Held	$643
Proceeds Received on Short Sales	$3,235
Cost or Premiums of Financial Derivative Instruments, net	$(307)

* Includes repurchase agreements of:	$763

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$993
Dividends	9
Dividends from Investments in Affiliates	7
Total Income	1,009

Expenses:
Investment advisory fees	90
Supervisory and administrative fees	181
Servicing fees - Administrative Class	54
Distribution and/or servicing fees - Advisor Class	1
Interest expense	6
Total Expenses	332

Net Investment Income	677

Net Realized Gain (Loss):
Investments in securities	702
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	(65)
Over the counter financial derivative instruments	(253)
Foreign currency	(112)
Net Realized Gain	274

Net Change in Unrealized Appreciation:
Investments in securities	2,079
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	295
Over the counter financial derivative instruments	276
Foreign currency assets and liabilities	73
Net Change in Unrealized Appreciation	2,724
Net Gain	2,998

Net Increase in Net Assets Resulting from Operations	$3,675

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$677	$1,445
Net realized gain	274	938
Net change in unrealized appreciation (depreciation)	2,724	(2,045)
Net increase resulting from operations	3,675	338

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(695)	(1,328)
Advisor Class	(7)	0
From net realized capital gains
Institutional Class	0	(1)
Administrative Class	0	(3,817)
Advisor Class	0	0

Total Distributions	(702)	(5,146)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	11,330	(7,512)

Total Increase (Decrease) in Net Assets	14,303	(12,320)

Net Assets:
Beginning of period	66,198	78,518
End of period*	$80,501	$66,198

* Including (overdistributed) net investment income of:	$(516)	$(491)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.7%

AUSTRALIA 2.8%

CORPORATE BONDS & NOTES 2.5%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$700	$705
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	502
Westpac Banking Corp.
1.250% due 12/14/2018		800	796

			2,003

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
3.075% due 08/22/2037	AUD	53	49
Torrens Trust
3.080% due 10/19/2038		64	60

			109

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	129

Total Australia (Cost $2,237)			2,241

BRAZIL 0.6%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
3.112% due 03/17/2020		$200	206
3.250% due 03/17/2017		300	308

Total Brazil (Cost $500)			514

CANADA 1.5%

CORPORATE BONDS & NOTES 0.6%
Toronto-Dominion Bank
0.671% due 07/02/2019 (b)		$500	500

SOVEREIGN ISSUES 0.9%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	106
Province of Ontario
1.900% due 09/08/2017		500	474
6.200% due 06/02/2031		100	125

			705

Total Canada (Cost $1,207)			1,205

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Gallatin CLO Ltd.
1.432% due 07/15/2023		$200	201
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		27	27

Total Cayman Islands (Cost $227)			228

CHINA 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$200	210

Total China (Cost $203)			210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	16	$3

Total Denmark (Cost $2)			3

FRANCE 5.8%

CORPORATE BONDS & NOTES 0.9%
BPCE S.A.
0.862% due 06/17/2017		$300	300
Credit Agricole S.A.
0.775% due 06/12/2017		400	400

			700

SOVEREIGN ISSUES 4.9%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		200	202
3.375% due 03/20/2024		400	415
3.500% due 07/01/2014		300	300
France Government Bond
1.000% due 11/25/2018	EUR	900	1,263
3.250% due 05/25/2045		200	305
4.000% due 10/25/2038		200	344
4.500% due 04/25/2041		600	1,120

			3,949

Total France (Cost $4,334)			4,649

GERMANY 2.4%

CORPORATE BONDS & NOTES 0.5%
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	400	382

SOVEREIGN ISSUES 1.9%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	104	147
2.500% due 08/15/2046		200	293
4.000% due 01/04/2037		600	1,096

			1,536

Total Germany (Cost $1,808)			1,918

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$200	204

Total Hong Kong (Cost $196)			204

IRELAND 0.2%

ASSET-BACKED SECURITIES 0.2%
Race Point CLO Ltd.
0.486% due 04/15/2020		$159	158

Total Ireland (Cost $157)			158

ITALY 9.2%

ASSET-BACKED SECURITIES 0.5%
Alba SPV SRL
1.827% due 04/20/2040	EUR	188	258
Berica Asset-Backed Security SRL
0.509% due 12/31/2055		128	173

			431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.7%
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019	EUR	100	$154
Banco Popolare SC
3.250% due 09/30/2016		300	424

			578

MORTGAGE-BACKED SECURITIES 1.1%
Berica Residential MBS SRL
0.616% due 03/31/2048		243	320
Claris ABS
0.794% due 10/31/2060		287	385
Giovecca Mortgages SRL
0.928% due 04/23/2048		161	218

			923

SOVEREIGN ISSUES 6.9%
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (d)		101	148
4.500% due 05/01/2023		1,000	1,576
4.500% due 03/01/2024		300	473
4.750% due 09/01/2021		200	322
4.750% due 09/01/2028		500	796
5.500% due 09/01/2022		400	673
5.500% due 11/01/2022		700	1,176
Italy Government International Bond
6.000% due 08/04/2028	GBP	200	392

			5,556

Total Italy (Cost $7,139)			7,488

LUXEMBOURG 0.8%

CORPORATE BONDS & NOTES 0.8%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	137
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$400	488

Total Luxembourg (Cost $616)			625

MEXICO 3.1%

SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	8,500	745
7.750% due 05/29/2031		9,610	849
7.750% due 11/23/2034		1,600	142
9.500% due 12/18/2014		8,000	636
10.000% due 12/05/2024		1,000	103

Total Mexico (Cost $2,446)			2,475

NETHERLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	212	286

Total Netherlands (Cost $277)			286

NEW ZEALAND 2.1%

SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	300	273
6.000% due 05/15/2021		1,100	1,062

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	400	$340

Total New Zealand (Cost $1,534)			1,675

NORWAY 0.5%

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.614% due 03/27/2017		$400	403

Total Norway (Cost $400)			403

SLOVENIA 2.0%

SOVEREIGN ISSUES 2.0%
Slovenia Government International Bond
4.125% due 02/18/2019		$200	211
4.700% due 11/01/2016	EUR	400	594
5.250% due 02/18/2024		$400	432
5.850% due 05/10/2023		300	338

Total Slovenia (Cost $1,470)			1,575

SPAIN 14.0%

CORPORATE BONDS & NOTES 0.7%
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	100	147
4.125% due 03/30/2017		300	445

			592

SOVEREIGN ISSUES 13.3%
Spain Government International Bond
2.750% due 04/30/2019		1,200	1,755
3.750% due 10/31/2018		1,200	1,821
4.400% due 10/31/2023		600	945
5.150% due 10/31/2028		200	331
5.400% due 01/31/2023		2,800	4,713
5.850% due 01/31/2022		400	690
Xunta de Galicia
6.131% due 04/03/2018		300	482

			10,737

Total Spain (Cost $10,623)			11,329

SUPRANATIONAL 1.7%

CORPORATE BONDS & NOTES 1.7%
European Investment Bank
6.000% due 08/06/2020	AUD	700	741
Inter-American Development Bank
6.000% due 02/26/2021		600	639

Total Supranational (Cost $1,462)			1,380

SWEDEN 0.8%

CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	239
Swedbank Hypotek AB
3.750% due 12/20/2017		1,100	179

			418

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	207

Total Sweden (Cost $615)			625

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 8.3%

ASSET-BACKED SECURITIES 0.6%
Motor PLC
0.632% due 08/25/2021		$455	$455

CORPORATE BONDS & NOTES 1.0%
Northern Rock Asset Management PLC
5.625% due 06/22/2017		700	786

MORTGAGE-BACKED SECURITIES 2.1%
Eurosail PLC
0.694% due 06/10/2044	GBP	59	98
Fosse Master Issuer PLC
2.628% due 10/18/2054		200	348
Granite Master Issuer PLC
0.493% due 12/20/2054		$100	99
Mansard Mortgages PLC
1.208% due 12/15/2049	GBP	304	514
Newgate Funding PLC
1.558% due 12/15/2050		400	669

			1,728

SOVEREIGN ISSUES 4.6%
United Kingdom Gilt
3.250% due 01/22/2044		800	1,325
4.250% due 06/07/2032		400	780
4.250% due 03/07/2036		100	195
4.250% due 12/07/2040		400	788
4.500% due 09/07/2034		300	605

			3,693

Total United Kingdom (Cost $5,959)			6,662

UNITED STATES 21.5%

ASSET-BACKED SECURITIES 1.2%
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		$1	1
0.852% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
1.092% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.220% due 12/25/2036		11	11
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.152% due 12/20/2027		1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.602% due 08/25/2035		198	196
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		12	11
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		217	126
Residential Asset Securities Corp. Trust
0.652% due 07/25/2032 ^		2	2
SLM Student Loan Trust
0.729% due 10/25/2017		147	147
1.729% due 04/25/2023		485	502
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		2	2

			1,003

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
2.750% due 01/30/2017		$200	$203
2.908% due 07/18/2016		100	103
4.625% due 06/26/2015		100	103
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	302
International Lease Finance Corp.
6.750% due 09/01/2016		$200	222
JPMorgan Chase & Co.
0.779% due 04/25/2018		400	400
1.350% due 02/15/2017		300	301
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	40
Sprint Communications, Inc.
8.375% due 08/15/2017		400	469
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,119

			3,262

MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Investment Trust
1.822% due 09/25/2045		83	80
Banc of America Mortgage Trust
2.694% due 02/25/2036 ^		71	61
Bear Stearns Adjustable Rate Mortgage Trust
2.475% due 08/25/2033		4	4
2.528% due 03/25/2035		7	7
2.580% due 03/25/2035		71	72
5.151% due 08/25/2035		2	2
Bear Stearns Alt-A Trust
0.312% due 02/25/2034		86	80
2.562% due 11/25/2035 ^		55	43
2.655% due 03/25/2036 ^		113	85
2.699% due 08/25/2036 ^		66	51
2.790% due 09/25/2035		60	53
Bear Stearns Structured Products, Inc.
2.488% due 12/26/2046		50	35
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033		400	401
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		13	13
2.280% due 09/25/2035		22	22
Countrywide Alternative Loan Trust
0.363% due 03/20/2046		113	88
0.432% due 02/25/2037		97	78
1.123% due 12/25/2035		136	107
1.623% due 11/25/2035		23	19
5.250% due 06/25/2035 ^		18	17
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035		46	39
0.472% due 03/25/2035		101	79
0.482% due 02/25/2035		11	11
2.498% due 11/25/2034		15	14
2.747% due 08/25/2034		46	41
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		1	1
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		235	129
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)		400	7
1.551% due 11/10/2046 (a)		941	28
GSR Mortgage Loan Trust
2.657% due 01/25/2036 ^		131	124
HarborView Mortgage Loan Trust
2.491% due 05/19/2033		7	7

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035	$40	$38
JPMorgan Mortgage Trust
2.179% due 07/27/2037	176	152
2.578% due 02/25/2036 ^	78	69
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	11	11
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035	20	19
Morgan Stanley Bank of America Merrill Lynch Trust
1.634% due 12/15/2048 (a)	1,276	85
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036	85	81
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	48	29
0.332% due 06/25/2046	397	185
0.362% due 04/25/2046	109	56
Structured Adjustable Rate Mortgage Loan Trust
2.458% due 04/25/2034	13	14
Structured Asset Mortgage Investments Trust
0.362% due 05/25/2046	19	14
0.372% due 05/25/2036	141	106
0.372% due 09/25/2047	200	162
0.382% due 05/25/2045	35	32
0.445% due 07/19/2034	6	6
0.815% due 09/19/2032	4	4
0.855% due 03/19/2034	10	10
1.623% due 08/25/2047	59	53
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	41
Thornburg Mortgage Securities Trust
1.402% due 06/25/2047	28	25
5.750% due 06/25/2047	77	71
Wachovia Mortgage Loan Trust LLC
2.611% due 10/20/2035 ^	263	253
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 01/25/2045	191	189
1.103% due 06/25/2046	67	67
1.123% due 02/25/2046	150	143
1.932% due 02/27/2034	9	9
2.142% due 03/25/2033	19	19
2.410% due 03/25/2035	119	120
Washington Mutual Mortgage Pass-Through Certificates Trust
1.063% due 07/25/2046 ^	41	25
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036	148	144
2.612% due 07/25/2036 ^	106	104
2.615% due 03/25/2035	156	158
2.615% due 06/25/2035	48	49
2.618% due 04/25/2036	15	15

		4,356

MUNICIPAL BONDS & NOTES 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	$100	$129

		381

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 01/16/2018	900	22

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
0.272% due 03/25/2034	$11	11
0.302% due 08/25/2034	8	7
0.502% due 09/25/2042	26	26
0.582% due 11/25/2040	175	175
0.602% due 11/25/2040	221	222
0.732% due 06/25/2041	448	451
1.324% due 10/01/2044	27	28
2.012% due 12/01/2034	9	9
2.269% due 05/25/2035	24	25
2.485% due 11/01/2034	68	73
3.500% due 11/01/2021 - 07/01/2029	3,096	3,280
5.480% due 07/01/2018	200	221
6.000% due 07/25/2044	17	19
Freddie Mac
0.652% due 12/15/2032	16	16
0.752% due 12/15/2037	51	51
1.324% due 10/25/2044	76	77
2.250% due 03/01/2035	15	15
2.315% due 04/01/2035	142	151
2.357% due 02/01/2029	6	7
Ginnie Mae
1.625% due 04/20/2028 - 06/20/2030	3	3
2.000% due 04/20/2030 - 05/20/2030	2	2
NCUA Guaranteed Notes
0.622% due 11/05/2020	1,474	1,479
0.712% due 12/08/2020	360	362
Tennessee Valley Authority
6.250% due 12/15/2017	400	467

		7,177

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
3.750% due 11/15/2043	200	216
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023 (f)(h)	822	819
2.375% due 01/15/2025 (h)	126	152

		1,187

Total United States (Cost $17,238)		17,388

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 15.1%

CERTIFICATES OF DEPOSIT 2.1%
China Construction Bank Corp.
1.000% due 07/28/2014		$800	$800
Credit Suisse
0.437% due 01/12/2015		100	100
0.603% due 01/28/2016		400	400
Intesa Sanpaolo SpA
1.608% due 04/11/2016		300	303
1.650% due 04/07/2015		100	100

			1,703

REPURCHASE AGREEMENTS (e) 0.9%
			763

GREECE TREASURY BILLS 0.3%
1.821% due 09/19/2014	EUR	200	273

MEXICO TREASURY BILLS 11.5%
3.390% due 07/10/2014 - 02/05/2015 (c)	MXN	121,000	9,226

U.S. TREASURY BILLS 0.3%
0.051% due 10/16/2014 (h)		$256	256

Total Short-Term Instruments (Cost $12,193)			12,221

Total Investments in Securities (Cost $72,843)			75,462

		SHARES
INVESTMENTS IN AFFILIATES 11.1%

SHORT-TERM INSTRUMENTS 11.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short-Term Floating NAV Portfolio		1,673	17
PIMCO Short-Term Floating NAV Portfolio III		891,529	8,908

Total Short-Term Instruments (Cost $8,924)			8,925

Total Investments in Affiliates (Cost $8,924)			8,925

Total Investments 104.8% (Cost $81,767)			$84,387

Financial Derivative Instruments (g)(i) (0.5%) (Cost or Premiums, net $(307))			(467)

Other Assets and Liabilities, net (4.3%)			(3,419)

Net Assets 100.0%			$80,501

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$763	Freddie Mac 2.000% due 01/30/2023	$(782)	$763	$763

Total Repurchase Agreements						$(782)	$763	$763

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.140%	05/29/2014	07/14/2014	$(729)	$(729)

Total Reverse Repurchase Agreements					$(729)

(2)

As of June 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,611 at a weighted average interest rate of 0.484%.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.500%	08/01/2044	$ 3,000	$(3,235)	$(3,241)

Total Short Sales					$(3,235)	$(3,241)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $730 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(729)	$0	$0	$(729)	$730	$1
SSB	763	0	0	0	763	(782)	(19)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(3,241)	(3,241)	0	(3,241)

Total Borrowings and Other Financing Transactions	$763	$(729)	$0	$(3,241)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	5	$3	$0	$0
3-Month Euribor September Futures	Long	09/2014	7	3	0	0
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2014	55	(52)	0	(11)
90-Day Eurodollar December Futures	Long	12/2014	49	17	0	0
90-Day Eurodollar September Futures	Long	09/2014	57	11	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	14	(8)	0	(1)
Australia Government 10-Year Bond September Futures	Short	09/2014	8	(19)	0	(4)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	7	$1	$1	$0
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	5	0	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	(4)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2014	16	(18)	3	(2)
Euro-Bobl September Futures	Long	09/2014	6	4	1	(1)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	44	133	1	(10)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	19	61	2	(6)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	7	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	10	(1)	0	(1)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	43	(27)	0	(3)
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	6	(6)	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	34	13	2	0
United Kingdom Long Gilt September Futures	Long	09/2014	2	1	0	(1)

Total Futures Contracts				$119	$10	$(42)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$400	$8	$1	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016	$	2,600	$7	$(2)	$0	$(1)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		3,700	(11)	(9)	0	(1)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		6,600	9	(8)	0	(3)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		5,900	(136)	(104)	0	(6)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,800	(59)	97	3	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		200	(8)	(7)	0	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		400	14	16	0	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	1,800	(6)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		2,400	(159)	(124)	3	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		600	(104)	(41)	0	(1)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	7,600	34	10	4	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		500	(40)	(27)	5	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,450,000	196	270	0	(9)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	1,000	1	0	0	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,500	7	2	0	0

						$(255)	$70	$15	$(21)

Total Swap Agreements						$(247)	$71	$15	$(21)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $479 and cash of $855 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10	$15	$25	$0	$(42)	$(21)	$(63)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2014	NZD	1,776	$	1,513	$0	$(42)

BOA	07/2014	BRL	405		182	0	(1)
	07/2014	INR	1,485		25	0	0
	07/2014	$	180	BRL	405	3	0
	07/2014		4,610	GBP	2,716	38	0
	08/2014	EUR	62	$	84	0	(1)
	08/2014	GBP	2,716		4,609	0	(38)
	08/2014	$	1,415	AUD	1,508	3	0
	10/2014	MXN	2,948	$	223	0	(3)
	09/2015	$	70	CNY	430	0	(1)

BPS	07/2014	BRL	210	$	93	0	(2)
	07/2014	EUR	7,012		9,564	0	(38)
	07/2014	GBP	3,522		5,930	0	(97)
	07/2014	INR	2,956		50	1	0
	07/2014	JPY	21,209		207	0	(2)
	07/2014	$	94	BRL	210	1	0
	08/2014	MXN	19,816	$	1,524	2	0
	08/2014	$	360	GBP	212	3	0
	09/2014	MXN	6,945	$	530	0	(2)
	10/2014		13,125		997	0	(8)

BRC	07/2014	EUR	4,154		5,668	0	(20)
	07/2014	JPY	58,000		567	0	(6)
	07/2014	NZD	120		101	0	(4)
	07/2014	$	141	CNY	875	1	0
	07/2014		136	INR	8,049	0	(3)
	08/2014	CHF	390	$	436	0	(4)
	08/2014	SEK	4,234		651	18	0
	08/2014	$	421	GBP	247	2	0
	09/2015		154	CNY	941	0	(4)

CBK	07/2014	BRL	434	$	193	0	(3)
	07/2014	EUR	456		617	0	(7)
	07/2014	INR	1,781		30	0	0
	07/2014	MXN	992		76	0	0
	07/2014	$	196	BRL	434	1	0
	07/2014		121	CNY	750	1	0
	07/2014		7,458	EUR	5,481	47	0
	07/2014		376	JPY	38,253	2	0
	07/2014		225	MXN	2,939	1	0
	08/2014	INR	3,349	$	56	1	0
	09/2015	$	577	CNY	3,492	0	(17)

DUB	07/2014	BRL	92	$	42	0	0
	07/2014	MXN	1,002		77	0	0
	07/2014	$	41	BRL	92	1	0
	07/2014		7,252	EUR	5,336	54	0
	07/2014		498	GBP	293	3	0
	07/2014		1,677	NZD	1,926	10	0
	08/2014	EUR	5,336	$	7,253	0	(55)
	08/2014	NOK	6		1	0	0
	08/2014	NZD	1,926		1,671	0	(10)
	12/2014	MXN	8,266		629	0	(1)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FBF	07/2014	BRL	46	$	21	$0	$0
	07/2014	$	21	BRL	46	0	0
	07/2014		19,931	EUR	14,611	76	0
	08/2014	EUR	14,611	$	19,933	0	(76)

GLM	07/2014	BRL	684		309	1	(1)
	07/2014	EUR	14,188		19,431	4	0
	07/2014	MXN	705		54	0	0
	07/2014	NZD	30		25	0	(1)
	07/2014	$	304	BRL	684	5	0
	07/2014		85	EUR	62	0	0
	07/2014		26	INR	1,544	0	0
	08/2014	MXN	11,787	$	895	0	(10)
	08/2014	$	298	GBP	175	1	0
	09/2014	MXN	1,776	$	136	0	0
	10/2014		33,612		2,557	0	(14)
	02/2015		37,949		2,859	5	(29)

HUS	07/2014		10,805		817	0	(15)
	07/2014	$	156	INR	9,237	0	(3)
	07/2014		124	MXN	1,621	1	0

JPM	07/2014	BRL	239	$	107	0	(1)
	07/2014	EUR	820		1,116	0	(6)
	07/2014	GBP	239		405	0	(4)
	07/2014	INR	9,382		158	2	0
	07/2014	JPY	493,851		4,849	0	(26)
	07/2014	$	108	BRL	239	0	0
	07/2014		2,253	EUR	1,658	17	0
	07/2014		1,194	GBP	704	10	0
	07/2014		1,558	INR	92,941	0	(17)
	07/2014		5,180	JPY	526,108	13	0
	08/2014	CHF	312	$	347	0	(5)
	08/2014	EUR	1,398		1,901	0	(14)
	08/2014	JPY	526,108		5,182	0	(13)
	08/2014	$	105	BRL	238	2	0
	08/2014		113	INR	6,747	0	(2)
	09/2015		105	CNY	640	0	(3)

MSC	07/2014	BRL	109	$	48	0	(1)
	07/2014	$	49	BRL	108	0	0
	08/2014	INR	3,349	$	56	1	0
	09/2015	$	70	CNY	431	0	(1)

RBC	07/2014	EUR	518	$	704	0	(5)
	07/2014	GBP	69		116	0	(3)
	07/2014	$	195	GBP	117	5	0
	09/2014	CAD	769	$	707	0	(12)
	09/2014	MXN	1,332		102	0	0
	12/2014		6,907		526	0	(1)

SOG	07/2014	AUD	3,646		3,366	0	(71)
	07/2014	$	3,437	AUD	3,646	1	0
	07/2014		85	JPY	8,700	1	0
	08/2014	AUD	3,646	$	3,429	0	(1)

UAG	07/2014	BRL	224		100	0	(2)
	07/2014	CNY	8,252		1,334	0	(2)
	07/2014	MXN	922		71	0	0
	07/2014	$	101	BRL	224	0	0
	07/2014		168	CNY	1,042	1	0
	07/2014		371	INR	21,913	0	(8)

Total Forward Foreign Currency Contracts						$339	$(716)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,000	$80	$63

Total Purchased Options								$80	$63

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	4,000	$(76)	$(61)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	600	$(2)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$	300	$(8)	$(7)
	Call - OTC USD versus INR	INR	61.100	08/20/2014		100	(1)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		400	(22)	(16)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(10)	(8)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015		400	(10)	(8)
	Call - OTC USD versus INR	INR	60.300	07/17/2014		200	(1)	(1)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		300	(7)	(4)
	Put - OTC USD versus JPY		94.750	04/21/2016		600	(18)	(16)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015		400	(9)	(7)
	Call - OTC USD versus BRL		2.600	03/11/2015		200	(4)	(3)
	Call - OTC USD versus BRL		2.740	06/08/2015		300	(7)	(5)
	Call - OTC USD versus INR	INR	60.400	07/25/2014		100	(1)	(1)
	Call - OTC USD versus INR		61.300	08/14/2014		300	(2)	(1)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		200	(5)	(4)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014		200	(1)	(1)

DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016		500	(12)	(10)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014		600	(3)	(3)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014		200	(2)	(3)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014		400	(3)	(1)
	Call - OTC USD versus BRL		2.650	05/29/2015		100	(3)	(2)
	Call - OTC USD versus BRL		2.710	06/02/2015		200	(6)	(4)
	Call - OTC USD versus BRL		2.650	06/08/2015		400	(12)	(9)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		200	(4)	(3)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014		500	(3)	(4)
	Put - OTC USD versus ZAR		10.640	07/17/2014		500	(3)	(4)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014		200	(2)	(3)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		800	(20)	(11)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		200	(6)	(5)
	Call - OTC USD versus INR	INR	61.300	08/14/2014		100	(1)	(1)

UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		400	(11)	(10)

							$(197)	$(156)

Total Written Options							$(275)	$(218)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	9	$12,300	AUD	0	EUR	3,600	$(117)
Sales	87	24,500		200		3,300	(322)
Closing Buys	0	(600)		0		0	2
Expirations	(45)	(21,700)		(200)		(4,500)	136
Exercised	(51)	(1,000)		0		(1,800)	26

Balance at End of Period	0	$13,500	AUD	0	EUR	600	$(275)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.348%	$ 1,000	$0	$(18)	$0	$(18)

BRC	Marsh & McLennan Cos., Inc.	(1.160%	)	09/20/2014	0.040%	200	0	(1)	0	(1)

							$0	$(19)	$0	$(19)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$ 500	$(25)	$18	$0	$(7)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	3	2	5	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(7)	4	0	(3)

BRC	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%	100	(5)	1	0	(4)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	200	(7)	0	0	(7)

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	500	(33)	18	0	(15)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%	300	(13)	9	0	(4)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	600	(11)	15	4	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	100	(2)	2	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	400	8	4	12	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.259%	400	8	4	12	0

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	500	(10)	1	0	(9)
	Italy Government International Bond	1.000%	03/20/2019	0.887%	100	(2)	3	1	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(6)	3	0	(3)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(8)	5	0	(3)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	100	(2)	1	0	(1)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

						$(112)	$103	$49	$(58)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	400	$0	$0	$0	$0

BPS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		7,200	(5)	39	34	0

BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		4,700	(3)	26	23	0

DUB	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,600	0	8	8	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		1,000	(1)	1	0	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		1,000	0	1	1	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	7,500	$1	$35	$36	$0
	Pay	28-Day MXN-TIIE	7.150%	04/27/2034		1,000	0	2	2	0

HUS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		500	0	2	2	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		1,000	0	0	0	0

JPM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		2,000	(1)	11	10	0

SOG	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,000	0	4	4	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		2,000	9	2	11	0

							$0	$131	$131	$0

Total Swap Agreements							$(112)	$215	$180	$(77)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$0	$0	$0	$0	$(42)	$0	$0	$(42)	$(42)	$0	$(42)
BOA	44	63	5	112	(44)	(93)	(28)	(165)	(53)	0	(53)
BPS	7	0	34	41	(149)	(10)	0	(159)	(118)	0	(118)
BRC	21	0	30	51	(41)	(20)	(12)	(73)	(22)	0	(22)
CBK	53	0	0	53	(27)	(22)	(16)	(65)	(12)	0	(12)
DUB	68	0	26	94	(66)	(13)	(4)	(83)	11	0	11
FBF	76	0	0	76	(76)	(3)	0	(79)	(3)	0	(3)
GLM	16	0	38	54	(55)	(27)	0	(82)	(28)	0	(28)
GST	0	0	12	12	0	0	0	0	12	0	12
HUS	1	0	3	4	(18)	(3)	(12)	(33)	(29)	0	(29)
JPM	44	0	10	54	(91)	(11)	(4)	(106)	(52)	0	(52)
MSB	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MSC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
MYC	0	0	7	7	0	0	(1)	(1)	6	(30)	(24)
RBC	5	0	0	5	(21)	0	0	(21)	(16)	0	(16)
SOG	2	0	15	17	(72)	0	0	(72)	(55)	0	(55)
UAG	1	0	0	1	(12)	(10)	0	(22)	(21)	0	(21)

Total Over the Counter	$339	$63	$180	$582	$(716)	$(218)	$(77)	$(1,011)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	15	15

	$0	$0	$0	$0	$25	$25

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$339	$0	$339
Purchased Options	0	0	0	0	63	63
Swap Agreements	0	49	0	0	131	180

	$0	$49	$0	$339	$194	$582

	$0	$49	$0	$339	$219	$607

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$42	$42
Swap Agreements	0	0	0	0	21	21

	$0	$0	$0	$0	$63	$63

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$716	$0	$716
Written Options	0	1	0	156	61	218
Swap Agreements	0	77	0	0	0	77

	$0	$78	$0	$872	$61	$1,011

	$0	$78	$0	$872	$124	$1,074

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	(32)	0	0	0	(136)	(168)
Swap Agreements	0	1	0	0	91	92

	$(32)	$1	$0	$0	$(34)	$(65)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(666)	$0	$(666)
Written Options	0	6	0	89	31	126
Swap Agreements	0	8	0	0	279	287

	$0	$14	$0	$(577)	$310	$(253)

	$(32)	$15	$0	$(577)	$276	$(318)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(60)	(60)
Swap Agreements	0	1	0	0	356	357

	$0	$1	$0	$0	$294	$295

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45	$0	$45
Purchased Options	0	0	0	0	(104)	(104)
Written Options	0	1	0	41	74	116
Swap Agreements	0	96	0	0	123	219

	$0	$97	$0	$86	$93	$276

	$0	$98	$0	$86	$387	$571

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$2,003	$0	$2,003
Mortgage-Backed Securities	0	109	0	109
Sovereign Issues	0	129	0	129
Brazil
Corporate Bonds & Notes	0	514	0	514
Canada
Corporate Bonds & Notes	0	500	0	500
Sovereign Issues	0	705	0	705
Cayman Islands
Asset-Backed Securities	0	228	0	228
China
Corporate Bonds & Notes	0	210	0	210
Denmark
Corporate Bonds & Notes	0	3	0	3
France
Corporate Bonds & Notes	0	700	0	700
Sovereign Issues	0	3,949	0	3,949
Germany
Corporate Bonds & Notes	0	382	0	382
Sovereign Issues	0	1,536	0	1,536
Hong Kong
Corporate Bonds & Notes	0	204	0	204
Ireland
Asset-Backed Securities	0	158	0	158
Italy
Asset-Backed Securities	0	431	0	431
Corporate Bonds & Notes	0	578	0	578
Mortgage-Backed Securities	0	923	0	923
Sovereign Issues	0	5,556	0	5,556
Luxembourg
Corporate Bonds & Notes	0	625	0	625
Mexico
Sovereign Issues	0	2,475	0	2,475
Netherlands
Asset-Backed Securities	0	286	0	286
New Zealand
Sovereign Issues	0	1,675	0	1,675
Norway
Sovereign Issues	0	403	0	403
Slovenia
Sovereign Issues	0	1,575	0	1,575
Spain
Corporate Bonds & Notes	0	592	0	592
Sovereign Issues	0	10,737	0	10,737
Supranational
Corporate Bonds & Notes	0	1,380	0	1,380
Sweden
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	207	0	207

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
United Kingdom
Asset-Backed Securities	$0	$455	$0	$455
Corporate Bonds & Notes	0	786	0	786
Mortgage-Backed Securities	0	1,728	0	1,728
Sovereign Issues	0	3,693	0	3,693
United States
Asset-Backed Securities	0	1,003	0	1,003
Corporate Bonds & Notes	0	3,262	0	3,262
Mortgage-Backed Securities	0	4,356	0	4,356
Municipal Bonds & Notes	0	381	0	381
Preferred Securities	0	22	0	22
U.S. Government Agencies	0	7,177	0	7,177
U.S. Treasury Obligations	0	1,187	0	1,187
Short-Term Instruments
Certificates of Deposit	0	1,703	0	1,703
Repurchase Agreements	0	763	0	763
Greece Treasury Bills	0	273	0	273
Mexico Treasury Bills	0	9,226	0	9,226
U.S. Treasury Bills	0	256	0	256
	$0	$75,462	$0	$75,462

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,925	0	0	8,925

Total Investments	$8,925	$75,462	$0	$84,387

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,241)	$0	$(3,241)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	15	0	25
Over the counter	0	582	0	582
	$10	$597	$0	$607

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(21)	0	(63)
Over the counter	0	(1,011)	0	(1,011)
	$(42)	$(1,032)	$0	$(1,074)

Totals	$8,893	$71,786	$0	$80,679

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014. There were assets and liabilities valued at $1,993 transferred from Level 3 to Level 2 during the period ended June 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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Notes to Financial Statements (Cont.)

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The

Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$4,935	$6,402	$(11,320)	$0	$0	$17	$1	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$32,905	$(24,000)	$2	$1	$8,908	$6	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of

Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

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(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to

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Notes to Financial Statements (Cont.)

decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss

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on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of

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intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

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Notes to Financial Statements (Cont.)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees   PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,422	$281

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The

Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014 , were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,622	$3,230	$29,392	$28,573

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	11	$115	0	$0
Administrative Class	1,856	19,074	1,848	19,667
Advisor Class	597	6,230	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	0	2
Administrative Class	67	695	503	5,145
Advisor Class	1	7	0	0
Cost of shares redeemed
Institutional Class	0	(1)	0	0
Administrative Class	(1,431)	(14,790)	(3,037)	(32,326)
Advisor Class	0	0	0	0
Net increase (decrease) resulting from Portfolio share transactions	1,101	$11,330	(686)	$(7,512)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 58% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$81,769	$3,368	$(750)	$2,618

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSB	Mitsubishi Trust & Bank

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	USD (or $)	United States Dollar
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT23SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	17.4%
United States	14.0%
France	12.8%
Spain	12.8%
United Kingdom	11.7%
Italy	7.2%
Brazil	5.4%
Other	18.7%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (04/30/2008)
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class	7.20%	9.94%	5.75%	5.41%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	6.28%	8.76%	3.79%	3.56%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.93% for Administrative Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,072.00	$1,020.28
Expenses Paid During Period†	$4.68	$4.56
Net Annualized Expense Ratio	0.91%	0.91%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to the New Zealand dollar contributed to relative performance as this currency appreciated relative to the U.S. dollar during the reporting period.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain and Italy contributed to relative performance as Spanish and Italian sovereign spreads over German Bunds tightened during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as the currency appreciated versus the U.S. dollar during the reporting period.

»	An underweight duration positioning in the U.S. and the U.K. detracted from relative performance as interest rates in these countries fell during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$10.74		$11.81	$12.09	$11.40	$10.64	$10.53
Net investment income (a)	0.12		0.23	0.32	0.25	0.15	0.16
Net realized/unrealized gain (loss)	0.65		(0.99)	0.32	0.72	0.85	0.27
Total income (loss) from investment operations	0.77		(0.76)	0.64	0.97	1.00	0.43
Dividends from net investment income	(0.12)		(0.20)	(0.65)	(0.24)	(0.15)	(0.15)
Distributions from net realized capital gains	0.00		(0.11)	(0.27)	(0.04)	(0.09)	(0.17)
Total distributions	(0.12)		(0.31)	(0.92)	(0.28)	(0.24)	(0.32)
Net asset value end of year or period	$11.39		$10.74	$11.81	$12.09	$11.40	$10.64
Total return	7.20%		(6.47)%	5.50%	8.53%	9.47%	4.09%
Net assets end of year or period (000s)	$10,661		$12,314	$9,943	$8,472	$9,956	$6,277
Ratio of expenses to average net assets	0.91	%*	0.93%	0.94%	0.90%	0.91%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	2.24	%*	2.05%	2.69%	2.08%	1.33%	1.50%
Portfolio turnover rate	87	%**	174%**	309%**	166%**	304%**	683%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Asset and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$40,548
Investments in Affiliates	6,331
Financial Derivative Instruments
Exchange-traded or centrally cleared	23
Over the counter	820
Deposits with counterparty	160
Foreign currency, at value	396
Receivable for investments sold	6,977
Receivable for Portfolio shares sold	50
Interest receivable	364
Dividends receivable from Affiliates	1
55,670

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$3,676
Payable for short sales	2,243
Financial Derivative Instruments
Exchange-traded or centrally cleared	43
Over the counter	733
Payable for investments purchased	5,323
Payable for investments in Affiliates purchased	1
Deposits from counterparty	35
Payable for Portfolio shares redeemed	11
Overdraft due to custodian	2
Accrued investment advisory fees	10
Accrued supervisory and administrative fees	20
Accrued distribution fees	7
Accrued servicing fees	2
12,106

Net Assets	$43,564

Net Assets Consist of:
Paid in capital	$40,756
(Overdistributed) net investment income	(778)
Accumulated undistributed net realized gain	1,138
Net unrealized appreciation	2,448
$43,564

Net Assets:
Institutional Class	$13
Administrative Class	10,661
Advisor Class	32,890

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	936
Advisor Class	2,888

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.39
Administrative Class	11.39
Advisor Class	11.39

Cost of Investments in Securities	$38,415
Cost of Investments in Affiliates	$6,330
Cost of Foreign Currency Held	$400
Proceeds Received on Short Sales	$2,233
Cost or Premiums of Financial Derivative Instruments, net	$(194)

* Includes repurchase agreements of:	$246

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$774
Dividends from Investments in Affiliates	5
Total Income	779

Expenses:
Investment advisory fees	62
Supervisory and administrative fees	123
Servicing fees - Administrative Class	9
Distribution and/or servicing fees - Advisor Class	46
Trustee fees	0
Interest expense	3
Miscellaneous expense	0
Total Expenses	243

Net Investment Income	536

Net Realized Gain (Loss):
Investments in securities	932
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	200
Over the counter financial derivative instruments	75
Foreign currency	(66)
Net Realized Gain	1,142

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	888
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	153
Over the counter financial derivative instruments	697
Foreign currency assets and liabilities	25
Net Change in Unrealized Appreciation	1,764
Net Gain	2,906

Net Increase in Net Assets Resulting from Operations	$3,442

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$536	$977
Net realized gain (loss)	1,142	(3,545)
Net change in unrealized appreciation (depreciation)	1,764	(713)
Net increase (decrease) resulting from operations	3,442	(3,281)

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(134)	(219)
Advisor Class	(387)	(638)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(123)
Advisor Class	0	(377)

Total Distributions	(521)	(1,357)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(9,213)	10,697

Total Increase (Decrease) in Net Assets	(6,292)	6,059

Net Assets:
Beginning of period	49,856	43,797
End of period*	$43,564	$49,856

* Including (overdistributed) net investment income of:	$(778)	$(793)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.1%

AUSTRALIA 1.9%

CORPORATE BONDS & NOTES 1.6%
GE Capital Australia Funding Pty. Ltd.
7.000% due 07/16/2015	AUD	400	$392
Westpac Banking Corp.
1.850% due 11/26/2019		$200	200
2.700% due 12/09/2014		100	101

			693

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	100	129

Total Australia (Cost $813)			822

BRAZIL 5.7%

CORPORATE BONDS & NOTES 0.9%
Petrobras Global Finance BV
3.250% due 03/17/2017		$400	410

SOVEREIGN ISSUES 4.8%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		200	203
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	4,100	1,671
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		600	238

			2,112

Total Brazil (Cost $2,437)			2,522

CANADA 1.9%

CORPORATE BONDS & NOTES 0.9%
Toronto-Dominion Bank
0.671% due 07/02/2019 (b)		$400	400

SOVEREIGN ISSUES 1.0%
Province of Ontario
6.200% due 06/02/2031	CAD	100	125
Province of Quebec
3.000% due 09/01/2023		100	94
3.500% due 12/01/2022		100	98
4.250% due 12/01/2021		100	104

			421

Total Canada (Cost $837)			821

DENMARK 0.4%

CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	600	111
Realkredit Danmark A/S
2.000% due 01/01/2015		400	74

Total Denmark (Cost $183)			185

FRANCE 13.8%

CORPORATE BONDS & NOTES 1.6%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	204
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
0.775% due 06/12/2017		$300	$300

			709

SOVEREIGN ISSUES 12.2%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		300	312
France Government Bond
1.000% due 11/25/2018 (f)	EUR	1,100	1,544
3.250% due 05/25/2045		100	152
3.750% due 04/25/2017		500	754
4.000% due 04/25/2018		400	625
4.000% due 10/25/2038 (f)		400	689
4.500% due 04/25/2041 (f)		500	933
France Treasury Notes
2.500% due 07/25/2016		200	287

			5,296

Total France (Cost $5,639)			6,005

GERMANY 2.1%

CORPORATE BONDS & NOTES 1.4%
KFW
5.500% due 02/09/2022	AUD	500	519
6.000% due 08/20/2020		100	106

			625

SOVEREIGN ISSUES 0.7%
Republic of Germany
0.750% due 04/15/2018 (d)	EUR	213	307

Total Germany (Cost $936)			932

GREECE 0.2%

SOVEREIGN ISSUES 0.2%
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	10,000	95

Total Greece (Cost $90)			95

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.662% due 12/21/2015	EUR	100	138

Total Guernsey, Channel Islands (Cost $134)			138

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$300	306

Total Hong Kong (Cost $294)			306

IRELAND 2.8%

ASSET-BACKED SECURITIES 0.5%
Mercator CLO PLC
0.556% due 02/18/2024	EUR	159	216

CORPORATE BONDS & NOTES 2.3%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		700	1,004

Total Ireland (Cost $1,179)			1,220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 7.7%

ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	64	$86

CORPORATE BONDS & NOTES 1.9%
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		100	142
Banco Popolare SC
3.250% due 09/30/2016		200	282
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$400	409

			833

MORTGAGE-BACKED SECURITIES 0.8%
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	97	128
Giovecca Mortgages SRL
0.928% due 04/23/2048		161	218

			346

SOVEREIGN ISSUES 4.8%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2023		600	945
4.500% due 03/01/2024		300	473
4.750% due 09/01/2028		300	478
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	196

			2,092

Total Italy (Cost $3,202)			3,357

LUXEMBOURG 1.2%

CORPORATE BONDS & NOTES 1.2%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	137
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$300	366

Total Luxembourg (Cost $495)			503

MEXICO 2.8%

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	5,600	491
7.750% due 05/29/2031		6,130	541
7.750% due 11/23/2034		1,500	133
10.000% due 12/05/2024		600	62

Total Mexico (Cost $1,208)			1,227

NETHERLANDS 0.8%

ASSET-BACKED SECURITIES 0.3%
Euro-Galaxy CLO BV
0.568% due 10/23/2021	EUR	103	140

CORPORATE BONDS & NOTES 0.5%
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	206

Total Netherlands (Cost $329)			346

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 2.1%

SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
5.500% due 04/15/2023	NZD	500	$472
6.000% due 05/15/2021		300	290
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		200	170

Total New Zealand (Cost $841)			932

NORWAY 0.7%

CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
3.000% due 11/17/2014		$300	302

Total Norway (Cost $297)			302

SLOVENIA 1.2%

SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	200	297
5.250% due 02/18/2024		$200	216

Total Slovenia (Cost $466)			513

SPAIN 13.8%

CORPORATE BONDS & NOTES 1.2%
Bankia S.A.
3.500% due 12/14/2015	EUR	300	428
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	101

			529

SOVEREIGN ISSUES 12.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	200	308
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	100	97
Spain Government International Bond
2.750% due 10/31/2024	EUR	200	273
3.750% due 10/31/2018		200	304
3.800% due 04/30/2024		100	150
4.400% due 10/31/2023		200	315
4.850% due 10/31/2020		300	489
5.150% due 10/31/2028		200	330
5.400% due 01/31/2023		1,400	2,357
5.850% due 01/31/2022		400	690
Xunta de Galicia
5.763% due 04/03/2017		100	155

			5,468

Total Spain (Cost $5,615)			5,997

SWEDEN 1.0%

CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	159
Swedbank Hypotek AB
3.750% due 12/20/2017		600	98

			257

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		900	155

Total Sweden (Cost $406)			412

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 12.5%

ASSET-BACKED SECURITIES 0.6%
Motor PLC
0.632% due 08/25/2021		$273	$273

CORPORATE BONDS & NOTES 0.7%
Northern Rock Asset Management PLC
5.625% due 06/22/2017		200	225
Royal Bank of Scotland PLC
3.548% due 10/27/2014	AUD	100	94

			319

MORTGAGE-BACKED SECURITIES 7.0%
Darrowby PLC
2.228% due 02/20/2044	GBP	118	206
Eurosail PLC
0.418% due 03/13/2045	EUR	76	100
0.427% due 12/10/2044		69	91
0.712% due 03/13/2045	GBP	152	251
Fosse Master Issuer PLC
2.628% due 10/18/2054		100	174
Granite Master Issuer PLC
0.293% due 12/20/2054		$122	120
0.460% due 12/17/2054	EUR	100	135
0.493% due 12/20/2054		$100	99
Granite Mortgages PLC
0.874% due 06/20/2044	GBP	39	66
Great Hall Mortgages PLC
0.361% due 06/18/2039		$58	55
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	187	313
Kensington Mortgage Securities PLC
0.412% due 06/14/2040	EUR	57	74
Leek Finance PLC
0.490% due 09/21/2038		$250	260
Mansard Mortgages PLC
1.208% due 12/15/2049	GBP	183	308
Newgate Funding PLC
1.558% due 12/15/2050		200	335
RMAC Securities PLC
0.413% due 06/12/2044	EUR	156	197
0.705% due 06/12/2044	GBP	174	281

			3,065

SOVEREIGN ISSUES 4.2%
United Kingdom Gilt
3.250% due 01/22/2044		400	662
4.250% due 06/07/2032		200	390
4.250% due 12/07/2040		400	788

			1,840

Total United Kingdom (Cost $4,751)			5,497

UNITED STATES 15.2%

ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		$35	35
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		56	57
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	115	156

			248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
4.625% due 06/26/2015	$300	$310
HJ Heinz Co.
4.250% due 10/15/2020	300	302
International Lease Finance Corp.
6.750% due 09/01/2016	100	111
JPMorgan Chase & Co.
0.779% due 04/25/2018	300	301

		1,024

MORTGAGE-BACKED SECURITIES 5.0%
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033	300	301
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	22	22
Commercial Mortgage Trust
2.464% due 07/10/2046 (a)	1,716	55
2.589% due 07/10/2046 (a)	1,570	80
Credit Suisse Mortgage Capital Certificates
5.921% due 12/16/2049	177	187
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	200	3
1.551% due 11/10/2046 (a)	470	14
First Horizon Mortgage Pass-Through Trust
2.595% due 05/25/2037 ^	56	46
HarborView Mortgage Loan Trust
0.435% due 02/19/2036	432	341
Impac CMB Trust
0.872% due 10/25/2034	107	94
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035	37	35
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	216
JPMorgan Mortgage Trust
2.578% due 02/25/2036 ^	39	35
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.012% due 08/15/2032	76	72
Merrill Lynch Mortgage Investors Trust
2.470% due 02/25/2035	22	23
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	100	111
Morgan Stanley Bank of America Merrill Lynch Trust
1.634% due 12/15/2048 (a)	393	26
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049	100	108
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	91	87
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	26	23
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045	227	232
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 10/25/2035	51	51

		2,162

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
0.582% due 11/25/2040	87	87
0.602% due 11/25/2040	111	111
3.500% due 07/01/2029	1,000	1,059
Freddie Mac
0.752% due 12/15/2037	26	26
NCUA Guaranteed Notes
0.522% due 11/06/2017	465	466
0.712% due 12/08/2020	144	145

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$73	$79
Tennessee Valley Authority
6.250% due 12/15/2017	200	234

		2,207

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (h)	103	104
0.125% due 01/15/2023 (f)(h)	823	820

		924

Total United States (Cost $6,412)		6,565

SHORT-TERM INSTRUMENTS 4.3%

CERTIFICATES OF DEPOSIT 0.7%
Credit Suisse
0.547% due 08/24/2015	$300	300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (e) 0.6%
			$246

MEXICO TREASURY BILLS 1.9%
3.026% due 12/11/2014	MXN	11,000	837

U.S. TREASURY BILLS 1.1%
0.054% due 08/14/2014 - 10/16/2014 (c)(h)		$468	468

Total Short-Term Instruments (Cost $1,851)			1,851

Total Investments in Securities (Cost $38,415)			40,548

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 14.5%

SHORT-TERM INSTRUMENTS 14.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.5%
PIMCO Short-Term Floating NAV Portfolio	1,485	$15
PIMCO Short-Term Floating NAV Portfolio III	632,100	6,316

Total Short-Term Instruments (Cost $6,330)		6,331

Total Investments in Affiliates (Cost $6,330)		6,331

Total Investments 107.6% (Cost $44,745)		$46,879

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $(194))		67

Other Assets and Liabilities, net (7.8%)		(3,382)

Net Assets 100.0%		$43,564

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$246	Freddie Mac 2.000% due 01/30/2023	$(253)	$246	$246

Total Repurchase Agreements						$(253)	$246	$246

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.180%	06/25/2014	07/24/2014	$ (505)	$(506)
MYI	0.050%	06/25/2014	07/15/2014	EUR (2,313)	(3,170)

Total Sale-Buyback Transactions					$(3,676)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,027 at a weighted average interest rate of 0.382%.

(3)	Payable for sale-buyback transactions includes $4 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.000%	08/01/2044	$1,100	$(1,153)	$(1,163)
	Fannie Mae	4.500%	08/01/2044	1,000	(1,080)	(1,080)

Total Short Sales					$(2,233)	$(2,243)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $3,674 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$246	$0	$0	$0	$246	$(253)	$(7)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(2,243)	(2,243)	0	(2,243)
GSC	0	0	(506)	0	(506)	508	2
MYI	0	0	(3,170)	0	(3,170)	3,166	(4)

Total Borrowings and Other Financing Transactions	$246	$0	$(3,676)	$(2,243)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	4	$2	$0	$0
3-Month Euribor September Futures	Long	09/2014	6	2	0	0
90-Day Eurodollar December Futures	Long	12/2014	17	6	0	0
90-Day Eurodollar September Futures	Long	09/2014	67	15	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	5	(3)	0	0
Australia Government 10-Year Bond September Futures	Short	09/2014	8	(17)	0	(4)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	3	0	1	0
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	2	0	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	(3)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2014	12	(14)	2	(1)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	31	102	1	(7)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	2	7	0	(1)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	5	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	7	(1)	0	(1)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	12	10	1	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	5	(5)	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	12	2	0	0
United Kingdom Long Gilt September Futures	Long	09/2014	10	5	0	(6)

Total Futures Contracts				$113	$5	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$900	$18	$3	$0	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016	$	4,100	$12	$(4)	$0	$(1)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		5,100	(16)	(14)	0	(2)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		5,500	7	(7)	0	(2)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		500	(10)	(3)	0	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		5,900	(136)	(98)	0	(6)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,100	(44)	73	2	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		2,400	(96)	(110)	0	(4)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		300	11	12	0	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		100	2	2	1	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	1,200	(4)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		1,600	(106)	(52)	2	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	5,100	23	7	3	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		1,300	(32)	(38)	7	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		300	(24)	(16)	3	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	880,000	119	183	0	(6)
Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	2,600	13	3	0	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		700	0	0	0	0

						$(281)	$(64)	$18	$(21)

Total Swap Agreements						$(263)	$(61)	$18	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $883 and cash of $160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5	$18	$23	$0	$(21)	$(22)	$(43)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		BRL	825	$		368	$ 0	$(5)
	07/2014		INR	2,970			50	1	0
	07/2014		JPY	18,426			181	0	(1)
	07/2014		NZD	1,969			1,714	0	(10)
	07/2014	$		66		AUD	71	1	0
	07/2014			372		BRL	825	3	(1)
	07/2014			9,910		JPY	1,012,188	83	0
	08/2014		AUD	169	$		158	0	(1)
	08/2014		BRL	127			57	0	0
	08/2014		CHF	55			62	0	0
	08/2014		EUR	870			1,187	0	(4)
	08/2014		NOK	468			76	0	0
	08/2014		NZD	92			80	0	0
	08/2014		SEK	519			77	0	(1)
	08/2014	$		839		AUD	894	2	0
	08/2014			146		EUR	107	1	0
	08/2014			1,709		NZD	1,969	10	0
	09/2014		CAD	170	$		158	0	(1)
	09/2014		GBP	111			189	0	(2)
	09/2014		SGD	97			78	0	0
	09/2015	$		20		CNY	123	0	0

BPS	07/2014		BRL	6,202	$		2,813	9	(2)
	07/2014		INR	1,478			25	0	0
	07/2014		JPY	14,724			145	0	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	07/2014		KRW	70,243	$		69	$0	$0
	07/2014	$		2,986		AUD	3,234	64	0
	07/2014			2,735		BRL	6,202	72	0
	08/2014		AUD	130	$		122	0	0
	08/2014		CHF	44			49	0	0
	08/2014		EUR	131			178	0	(1)
	08/2014		NOK	382			62	0	0
	08/2014		NZD	71			62	0	0
	08/2014		SEK	426			63	0	(1)
	08/2014	$		7,891		EUR	5,795	45	0
	08/2014			534		MXN	6,968	2	0
	09/2014		CAD	131	$		122	0	(1)
	09/2014		GBP	88			150	0	(1)
	09/2014		SGD	81			65	0	0
	10/2014		MXN	6,727			511	0	(3)
	02/2015	$		966		MXN	12,759	3	0
	07/2015		BRL	4,100	$		1,627	0	(59)

BRC	07/2014			1,239			563	2	0
	07/2014		INR	5,737			95	0	0
	07/2014		JPY	73,700			722	0	(5)
	07/2014		KRW	79,514			78	0	(1)
	07/2014	$		548		BRL	1,239	12	0
	07/2014			80		CNY	499	0	0
	07/2014			29		INR	1,715	0	(1)
	07/2014			1,679		NZD	1,969	45	0
	08/2014		CHF	139	$		155	0	(1)
	08/2014		EUR	8,714			11,901	0	(34)
	08/2014	$		2,485		CHF	2,184	0	(21)
	08/2014			2,118		SEK	13,769	0	(59)
	09/2014			2,114		GBP	1,252	28	0
	09/2014			2,508		SGD	3,156	23	0
	09/2015			71		CNY	430	0	(2)

CBK	07/2014		BRL	470	$		211	0	(2)
	07/2014		INR	11,897			197	0	0
	07/2014		KRW	293,656			288	0	(2)
	07/2014		MXN	585			45	0	0
	07/2014	$		210		BRL	470	3	0
	07/2014			69		CNY	428	0	0
	08/2014		INR	2,273	$		38	0	0
	08/2014	$		1,045		EUR	765	3	0
	09/2014		SGD	277	$		222	0	0
	10/2014		BRL	1,195			516	0	(11)
	10/2014	$		72		ZAR	774	0	(1)
	09/2015			274		CNY	1,656	0	(8)

DUB	07/2014		AUD	3,305	$		3,117	1	0
	07/2014		BRL	23			10	0	0
	07/2014		MXN	468			36	0	0
	07/2014	$		10		BRL	23	0	0
	07/2014			186		DKK	1,017	1	0
	08/2014		EUR	1,245	$		1,699	0	(6)
	08/2014	$		3,109		AUD	3,305	0	(1)
	08/2014			2,028		NOK	12,033	0	(70)
	10/2014		DKK	1,017	$		186	0	(1)

FBF	07/2014		BRL	463			210	1	0
	07/2014	$		207		BRL	463	3	0
	09/2014			590		GBP	348	5	0
	10/2014		BRL	396	$		171	0	(4)

GLM	07/2014			479			216	0	(1)
	07/2014		JPY	308,360			3,009	0	(35)
	07/2014		MXN	535			41	0	0
	07/2014	$		213		BRL	479	4	0
	07/2014			109		INR	6,520	0	(1)
	08/2014		AUD	626	$		585	0	(4)
	08/2014		CHF	206			230	0	(2)
	08/2014		MXN	12,357			945	1	(5)
	08/2014		NOK	1,396			228	1	0
	08/2014		NZD	336			291	0	(3)
	08/2014		SEK	1,198			178	0	(1)
	09/2014		MXN	650			50	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	09/2014	$		311		CAD	333	$1	$0
	10/2014		BRL	623	$		269	0	(6)
	10/2014		MXN	1,798			137	0	(1)
	02/2015			12,693			967	3	0

HUS	07/2014		BRL	3,657			1,593	0	(62)
	07/2014	$		1,660		BRL	3,657	0	(5)
	07/2014			314		INR	18,538	0	(7)
	07/2014			66		MXN	864	0	0

JPM	07/2014		BRL	1,668	$		745	0	(10)
	07/2014		CNY	3,695			596	0	(2)
	07/2014		JPY	68,316			669	0	(5)
	07/2014	$		757		BRL	1,668	0	(2)
	07/2014			979		INR	58,405	0	(10)
	07/2014			82		JPY	8,300	0	0
	08/2014		CHF	212	$		236	0	(4)
	08/2014		EUR	609			828	0	(6)
	08/2014	$		739		BRL	1,668	9	0
	08/2014			105		INR	6,262	0	(2)
	09/2014		CAD	525	$		488	0	(3)
	09/2014		GBP	547			928	0	(8)
	09/2014		MXN	1,029			79	0	0

MSC	07/2014		BRL	109			48	0	(1)
	07/2014	$		49		BRL	109	0	0
	08/2014		INR	2,273	$		38	0	0
	10/2014		ZAR	876			81	0	0
	09/2015	$		20		CNY	123	0	0

RBC	08/2014		EUR	749	$		1,020	0	(6)
	09/2014		MXN	522			40	0	0
	09/2014	$		4,251		CAD	4,621	72	0
	12/2014		MXN	10,853	$		826	0	(2)

UAG	07/2014		BRL	2,463			1,094	0	(20)
	07/2014		DKK	1,017			188	1	0
	07/2014		INR	2,994			50	1	0
	07/2014		MXN	525			40	0	0
	07/2014	$		1,118		BRL	2,463	0	(4)
	07/2014			96		CNY	595	1	0
	07/2014			53		INR	3,148	0	(1)
	07/2014			2,430		KRW	2,638,719	176	0
	08/2014		INR	1,784	$		30	1	0
	08/2014	$		519		NOK	3,100	0	(15)

Total Forward Foreign Currency Contracts								$694	$(558)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	500	$41	$31

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC AUD versus USD	$	0.820	09/26/2014	AUD	2,660	$0	$0
	Call - OTC USD versus CAD	CAD	1.186	09/17/2014	$	4,000	1	0
	Call - OTC USD versus CHF	CHF	0.993	09/26/2014		1,800	0	0
	Call - OTC USD versus JPY	JPY	110.000	09/11/2014		7,000	1	1

							$2	$1

Total Purchased Options							$43	$32

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$ 2,100	$(40)	$(32)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	400	$(1)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$ 200	$(6)	$(5)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	200	(1)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	300	(17)	(12)
	Put - OTC USD versus JPY		80.000	02/28/2019	200	(10)	(8)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	300	(7)	(6)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	100	(1)	0

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	200	(5)	(3)
	Put - OTC USD versus JPY		94.750	04/21/2016	300	(9)	(8)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	200	(4)	(4)
	Call - OTC USD versus BRL		2.600	03/11/2015	100	(2)	(2)
	Call - OTC USD versus BRL		2.740	06/08/2015	300	(7)	(5)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	200	(2)	(1)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	100	(2)	(2)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	100	0	0

DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	300	(7)	(6)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	400	(2)	(2)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	100	(1)	(1)

GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	100	(3)	(2)
	Call - OTC USD versus BRL		2.710	06/02/2015	100	(3)	(2)
	Call - OTC USD versus BRL		2.650	06/08/2015	200	(6)	(5)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	200	(4)	(3)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	300	(2)	(3)
	Put - OTC USD versus ZAR		10.640	07/17/2014	400	(2)	(3)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	100	(1)	(2)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	500	(13)	(7)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	200	(6)	(5)

UAG	Call - OTC USD versus BRL		2.640	06/15/2015	300	(8)	(7)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	100	(1)	(1)

						$(132)	$(106)

Total Written Options						$(173)	$(138)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	6	$8,300	AUD	0	EUR	2,400	$(69)
Sales	65	17,000		200		2,100	(220)
Closing Buys	(2)	(1,100)		0		0	7
Expirations	(34)	(15,200)		(200)		(2,900)	93
Exercised	(35)	(800)		0		(1,200)	16

Balance at End of Period	0	$8,200	AUD	0	EUR	400	$(173)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Santander International Debt S.A.	(1.000%	)	03/20/2015	0.263%	$ 100	$6	$(7)	$0	$(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$ 400	$(20)	$15	$0	$(5)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	100	2	1	3	0

BRC	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	100	2	1	3	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(8)	5	0	(3)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	100	(2)	0	0	(2)
	Italy Government International Bond	1.000%	03/20/2019	0.887%	500	(10)	12	2	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	300	(20)	11	0	(9)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	200	(2)	3	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	300	6	3	9	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	200	(4)	1	0	(3)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(6)	3	0	(3)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	2	0	(2)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

						$(66)	$69	$32	$(29)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	100	$(1)	$0	$0	$(1)

BPS	Receive	1-Year BRL-CDI	11.470%	01/02/2017		1,100	1	(6)	0	(5)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	5,200	(4)	28	24	0

BRC	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		1,000	0	1	1	0

DUB	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	1,900	0	9	9	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		700	(1)	1	0	0

GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		5,600	1	26	27	0

JPM	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		100	0	1	1	0

							$(4)	$59	$62	$(7)

Total Swap Agreements							$(64)	$121	$94	$(37)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$101	$0	$3	$104	$(26)	$(26)	$(6)	$(58)	$46	$0	$46
BPS	195	0	24	219	(68)	(6)	(5)	(79)	140	0	140
BRC	110	0	5	115	(124)	(11)	0	(135)	(20)	0	(20)
CBK	6	31	2	39	(24)	(46)	(15)	(85)	(46)	0	(46)
DUB	2	1	20	23	(78)	(8)	(2)	(88)	(65)	0	(65)
FBF	9	0	0	9	(4)	(1)	0	(5)	4	0	4
GLM	10	0	27	37	(59)	(18)	0	(77)	(40)	0	(40)
GST	0	0	6	6	0	0	0	0	6	0	6
HUS	0	0	0	0	(74)	(2)	(6)	(82)	(82)	0	(82)
JPM	9	0	1	10	(52)	(7)	(2)	(61)	(51)	0	(51)
MSB	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
MSC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
MYC	0	0	6	6	0	0	(1)	(1)	5	0	5
RBC	72	0	0	72	(8)	0	0	(8)	64	0	64
UAG	180	0	0	180	(40)	(8)	0	(48)	132	0	132

Total Over the Counter	$694	$32	$94	$820	$(558)	$(138)	$(37)	$(733)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	0	0	0	18	18

	$0	$0	$0	$0	$23	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$694	$0	$694
Purchased Options	0	0	0	1	31	32
Swap Agreements	0	32	0	0	62	94

	$0	$32	$0	$695	$93	$820

	$0	$32	$0	$695	$116	$843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	1	0	0	21	22

	$0	$1	$0	$0	$42	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$558	$0	$558
Written Options	0	0	0	106	32	138
Swap Agreements	0	30	0	0	7	37

	$0	$30	$0	$664	$39	$733

	$0	$31	$0	$664	$81	$776

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	6	0	0	0	243	249
Swap Agreements	0	1	0	0	(58)	(57)

	$6	$1	$0	$0	$193	$200

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(89)	$0	$(89)
Purchased Options	0	0	0	(1)	0	(1)
Written Options	0	3	0	63	23	89
Swap Agreements	0	(27)	0	0	103	76

	$0	$(24)	$0	$(27)	$126	$75

	$6	$(23)	$0	$(27)	$319	$275

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	5	5
Swap Agreements	0	3	0	0	146	149

	$0	$3	$0	$0	$150	$153

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$542	$0	$542
Purchased Options	0	0	0	(1)	(52)	(53)
Written Options	0	1	0	25	34	60
Swap Agreements	0	98	0	0	50	148

	$0	$99	$0	$566	$32	$697

	$0	$102	$0	$566	$182	$850

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$693	$0	$693
Sovereign Issues	0	129	0	129
Brazil
Corporate Bonds & Notes	0	410	0	410
Sovereign Issues	0	2,112	0	2,112
Canada
Corporate Bonds & Notes	0	400	0	400
Sovereign Issues	0	421	0	421
Denmark
Corporate Bonds & Notes	0	185	0	185
France
Corporate Bonds & Notes	0	709	0	709
Sovereign Issues	0	5,296	0	5,296
Germany
Corporate Bonds & Notes	0	625	0	625
Sovereign Issues	0	307	0	307
Greece
Sovereign Issues	0	95	0	95
Guernsey, Channel Islands
Corporate Bonds & Notes	0	138	0	138
Hong Kong
Corporate Bonds & Notes	0	306	0	306
Ireland
Asset-Backed Securities	0	216	0	216
Corporate Bonds & Notes	0	1,004	0	1,004
Italy

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$86	$0	$86
Corporate Bonds & Notes	0	833	0	833
Mortgage-Backed Securities	0	346	0	346
Sovereign Issues	0	2,092	0	2,092
Luxembourg
Corporate Bonds & Notes	0	503	0	503
Mexico
Sovereign Issues	0	1,227	0	1,227
Netherlands
Asset-Backed Securities	0	140	0	140
Corporate Bonds & Notes	0	206	0	206
New Zealand
Sovereign Issues	0	932	0	932
Norway
Corporate Bonds & Notes	0	302	0	302
Slovenia
Sovereign Issues	0	513	0	513
Spain
Corporate Bonds & Notes	0	529	0	529
Sovereign Issues	0	5,468	0	5,468
Sweden
Corporate Bonds & Notes	0	257	0	257
Sovereign Issues	0	155	0	155
United Kingdom
Asset-Backed Securities	0	273	0	273
Corporate Bonds & Notes	0	319	0	319
Mortgage-Backed Securities	0	3,065	0	3,065
Sovereign Issues	0	1,840	0	1,840

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
United States
Asset-Backed Securities	0	248	0	248
Corporate Bonds & Notes	0	1,024	0	1,024
Mortgage-Backed Securities	0	2,162	0	2,162
U.S. Government Agencies	0	2,207	0	2,207
U.S. Treasury Obligations	0	924	0	924
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Repurchase Agreements	0	246	0	246
Mexico Treasury Bills	0	837	0	837
U.S. Treasury Bills	0	468	0	468
	$0	$40,548	$0	$40,548
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,331	$0	$0	$6,331

Total Investments	$6,331	$40,548	$0	$46,879

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,243)	$0	$(2,243)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	18	0	23
Over the counter	0	820	0	820
	$5	$838	$0	$843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(22)	0	(43)
Over the counter	0	(733)	0	(733)
	$(21)	$(755)	$0	$(776)

Totals	$6,315	$38,388	$0	$44,703

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014. There were assets and liabilities valued at $611 transferred from Level 3 to Level 2 during the period ended June 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

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has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from

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Notes to Financial Statements (Cont.)

their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and

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are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as

“tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$2,024	$6,501	$(8,510)	$0	$0	$15	$1	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$19,804	$(13,490)	$1	$1	$6,316	$4	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial

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institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued

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Notes to Financial Statements (Cont.)

based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in

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unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15%

on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,003	$731

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$15,500	$15,480	$18,803	$24,026

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$3	1	$17
Administrative Class	209	2,315	765	8,564
Advisor Class	374	4,138	1,549	17,324
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	12	134	31	342
Advisor Class	35	387	93	1,015
Cost of shares redeemed
Institutional Class	0	0	(1)	(15)
Administrative Class	(432)	(4,823)	(491)	(5,424)
Advisor Class	(1,017)	(11,367)	(1,011)	(11,126)
Net increase (decrease) resulting from Portfolio share transactions	(819)	$(9,213)	936	$10,697

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 81% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$44,765	$2,218	$(104)	$2,114

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	NCUA	National Credit Union Administration
EURIBOR	Euro Interbank Offered Rate	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT17SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	17.4%
United States	14.0%
France	12.8%
Spain	12.8%
United Kingdom	11.7%
Italy	7.2%
Brazil	5.4%
Other	18.7%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (03/31/2009)
PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class	7.15%	9.83%	5.61%	6.13%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	6.28%	8.76%	3.79%	4.62%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.03% for Advisor Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,071.50	$1,019.79
Expenses Paid During Period†	$5.19	$5.06
Net Annualized Expense Ratio	1.01%	1.01%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to the New Zealand dollar contributed to relative performance as this currency appreciated relative to the U.S. dollar during the reporting period.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain and Italy contributed to relative performance as Spanish and Italian sovereign spreads over German Bunds tightened during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as the currency appreciated versus the U.S. dollar during the reporting period.

»	An underweight duration positioning in the U.S. and the U.K. detracted from relative performance as interest rates in these countries fell during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	03/31/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.74		$11.81	$12.09	$11.40	$10.64	$10.01
Net investment income (a)	0.12		0.22	0.30	0.24	0.14	0.12
Net realized/unrealized gain (loss)	0.64		(0.99)	0.31	0.72	0.85	0.83
Total income (loss) from investment operations	0.76		(0.77)	0.61	0.96	0.99	0.95
Dividends from net investment income	(0.11)		(0.19)	(0.62)	(0.23)	(0.14)	(0.15)
Distributions from net realized capital gains	0.00		(0.11)	(0.27)	(0.04)	(0.09)	(0.17)
Total distributions	(0.11)		(0.30)	(0.89)	(0.27)	(0.23)	(0.32)
Net asset value end of year or period	$11.39		$10.74	$11.81	$12.09	$11.40	$10.64
Total return	7.15%		(6.57)%	5.23%	8.42%	9.36%	9.41%
Net assets end of year or period (000s)	$32,890		$37,532	$33,844	$39,994	$27,373	$11,076
Ratio of expenses to average net assets	1.01	%*	1.03%	1.04%	1.00%	1.01%	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00%*
Ratio of net investment income to average net assets	2.14	%*	1.95%	2.48%	2.00%	1.27%	1.52%*
Portfolio turnover rate	87	%**	174%**	309%**	166%**	304%**	683%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Asset and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$40,548
Investments in Affiliates	6,331
Financial Derivative Instruments
Exchange-traded or centrally cleared	23
Over the counter	820
Deposits with counterparty	160
Foreign currency, at value	396
Receivable for investments sold	6,977
Receivable for Portfolio shares sold	50
Interest receivable	364
Dividends receivable from Affiliates	1
55,670

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$3,676
Payable for short sales	2,243
Financial Derivative Instruments
Exchange-traded or centrally cleared	43
Over the counter	733
Payable for investments purchased	5,323
Payable for investments in Affiliates purchased	1
Deposits from counterparty	35
Payable for Portfolio shares redeemed	11
Overdraft due to custodian	2
Accrued investment advisory fees	10
Accrued supervisory and administrative fees	20
Accrued distribution fees	7
Accrued servicing fees	2
12,106

Net Assets	$43,564

Net Assets Consist of:
Paid in capital	$40,756
(Overdistributed) net investment income	(778)
Accumulated undistributed net realized gain	1,138
Net unrealized appreciation	2,448
$43,564

Net Assets:
Institutional Class	$13
Administrative Class	10,661
Advisor Class	32,890

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	936
Advisor Class	2,888

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.39
Administrative Class	11.39
Advisor Class	11.39

Cost of Investments in Securities	$38,415
Cost of Investments in Affiliates	$6,330
Cost of Foreign Currency Held	$400
Proceeds Received on Short Sales	$2,233
Cost or Premiums of Financial Derivative Instruments, net	$(194)

* Includes repurchase agreements of:	$246

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$774
Dividends from Investments in Affiliates	5
Total Income	779

Expenses:
Investment advisory fees	62
Supervisory and administrative fees	123
Servicing fees - Administrative Class	9
Distribution and/or servicing fees - Advisor Class	46
Trustee fees	0
Interest expense	3
Miscellaneous expense	0
Total Expenses	243

Net Investment Income	536

Net Realized Gain (Loss):
Investments in securities	932
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	200
Over the counter financial derivative instruments	75
Foreign currency	(66)
Net Realized Gain	1,142

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	888
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	153
Over the counter financial derivative instruments	697
Foreign currency assets and liabilities	25
Net Change in Unrealized Appreciation	1,764
Net Gain	2,906

Net Increase in Net Assets Resulting from Operations	$3,442

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$536	$977
Net realized gain (loss)	1,142	(3,545)
Net change in unrealized appreciation (depreciation)	1,764	(713)
Net increase (decrease) resulting from operations	3,442	(3,281)

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(134)	(219)
Advisor Class	(387)	(638)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(123)
Advisor Class	0	(377)

Total Distributions	(521)	(1,357)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(9,213)	10,697

Total Increase (Decrease) in Net Assets	(6,292)	6,059

Net Assets:
Beginning of period	49,856	43,797
End of period*	$43,564	$49,856

* Including (overdistributed) net investment income of:	$(778)	$(793)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.1%

AUSTRALIA 1.9%

CORPORATE BONDS & NOTES 1.6%
GE Capital Australia Funding Pty. Ltd.
7.000% due 07/16/2015	AUD	400	$392
Westpac Banking Corp.
1.850% due 11/26/2019		$200	200
2.700% due 12/09/2014		100	101

			693

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	100	129

Total Australia (Cost $813)			822

BRAZIL 5.7%

CORPORATE BONDS & NOTES 0.9%
Petrobras Global Finance BV
3.250% due 03/17/2017		$400	410

SOVEREIGN ISSUES 4.8%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		200	203
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	4,100	1,671
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		600	238

			2,112

Total Brazil (Cost $2,437)			2,522

CANADA 1.9%

CORPORATE BONDS & NOTES 0.9%
Toronto-Dominion Bank
0.671% due 07/02/2019 (b)		$400	400

SOVEREIGN ISSUES 1.0%
Province of Ontario
6.200% due 06/02/2031	CAD	100	125
Province of Quebec
3.000% due 09/01/2023		100	94
3.500% due 12/01/2022		100	98
4.250% due 12/01/2021		100	104

			421

Total Canada (Cost $837)			821

DENMARK 0.4%

CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	600	111
Realkredit Danmark A/S
2.000% due 01/01/2015		400	74

Total Denmark (Cost $183)			185

FRANCE 13.8%

CORPORATE BONDS & NOTES 1.6%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	204
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
0.775% due 06/12/2017		$300	$300

			709

SOVEREIGN ISSUES 12.2%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		300	312
France Government Bond
1.000% due 11/25/2018 (f)	EUR	1,100	1,544
3.250% due 05/25/2045		100	152
3.750% due 04/25/2017		500	754
4.000% due 04/25/2018		400	625
4.000% due 10/25/2038 (f)		400	689
4.500% due 04/25/2041 (f)		500	933
France Treasury Notes
2.500% due 07/25/2016		200	287

			5,296

Total France (Cost $5,639)			6,005

GERMANY 2.1%

CORPORATE BONDS & NOTES 1.4%
KFW
5.500% due 02/09/2022	AUD	500	519
6.000% due 08/20/2020		100	106

			625

SOVEREIGN ISSUES 0.7%
Republic of Germany
0.750% due 04/15/2018 (d)	EUR	213	307

Total Germany (Cost $936)			932

GREECE 0.2%

SOVEREIGN ISSUES 0.2%
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	10,000	95

Total Greece (Cost $90)			95

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.662% due 12/21/2015	EUR	100	138

Total Guernsey, Channel Islands (Cost $134)			138

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$300	306

Total Hong Kong (Cost $294)			306

IRELAND 2.8%

ASSET-BACKED SECURITIES 0.5%
Mercator CLO PLC
0.556% due 02/18/2024	EUR	159	216

CORPORATE BONDS & NOTES 2.3%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		700	1,004

Total Ireland (Cost $1,179)			1,220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 7.7%

ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	64	$86

CORPORATE BONDS & NOTES 1.9%
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		100	142
Banco Popolare SC
3.250% due 09/30/2016		200	282
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$400	409

			833

MORTGAGE-BACKED SECURITIES 0.8%
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	97	128
Giovecca Mortgages SRL
0.928% due 04/23/2048		161	218

			346

SOVEREIGN ISSUES 4.8%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2023		600	945
4.500% due 03/01/2024		300	473
4.750% due 09/01/2028		300	478
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	196

			2,092

Total Italy (Cost $3,202)			3,357

LUXEMBOURG 1.2%

CORPORATE BONDS & NOTES 1.2%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	137
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$300	366

Total Luxembourg (Cost $495)			503

MEXICO 2.8%

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	5,600	491
7.750% due 05/29/2031		6,130	541
7.750% due 11/23/2034		1,500	133
10.000% due 12/05/2024		600	62

Total Mexico (Cost $1,208)			1,227

NETHERLANDS 0.8%

ASSET-BACKED SECURITIES 0.3%
Euro-Galaxy CLO BV
0.568% due 10/23/2021	EUR	103	140

CORPORATE BONDS & NOTES 0.5%
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	206

Total Netherlands (Cost $329)			346

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 2.1%

SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
5.500% due 04/15/2023	NZD	500	$472
6.000% due 05/15/2021		300	290
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		200	170

Total New Zealand (Cost $841)			932

NORWAY 0.7%

CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
3.000% due 11/17/2014		$300	302

Total Norway (Cost $297)			302

SLOVENIA 1.2%

SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	200	297
5.250% due 02/18/2024		$200	216

Total Slovenia (Cost $466)			513

SPAIN 13.8%

CORPORATE BONDS & NOTES 1.2%
Bankia S.A.
3.500% due 12/14/2015	EUR	300	428
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	101

			529

SOVEREIGN ISSUES 12.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	200	308
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	100	97
Spain Government International Bond
2.750% due 10/31/2024	EUR	200	273
3.750% due 10/31/2018		200	304
3.800% due 04/30/2024		100	150
4.400% due 10/31/2023		200	315
4.850% due 10/31/2020		300	489
5.150% due 10/31/2028		200	330
5.400% due 01/31/2023		1,400	2,357
5.850% due 01/31/2022		400	690
Xunta de Galicia
5.763% due 04/03/2017		100	155

			5,468

Total Spain (Cost $5,615)			5,997

SWEDEN 1.0%

CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	159
Swedbank Hypotek AB
3.750% due 12/20/2017		600	98

			257

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		900	155

Total Sweden (Cost $406)			412

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 12.5%

ASSET-BACKED SECURITIES 0.6%
Motor PLC
0.632% due 08/25/2021		$273	$273

CORPORATE BONDS & NOTES 0.7%
Northern Rock Asset Management PLC
5.625% due 06/22/2017		200	225
Royal Bank of Scotland PLC
3.548% due 10/27/2014	AUD	100	94

			319

MORTGAGE-BACKED SECURITIES 7.0%
Darrowby PLC
2.228% due 02/20/2044	GBP	118	206
Eurosail PLC
0.418% due 03/13/2045	EUR	76	100
0.427% due 12/10/2044		69	91
0.712% due 03/13/2045	GBP	152	251
Fosse Master Issuer PLC
2.628% due 10/18/2054		100	174
Granite Master Issuer PLC
0.293% due 12/20/2054		$122	120
0.460% due 12/17/2054	EUR	100	135
0.493% due 12/20/2054		$100	99
Granite Mortgages PLC
0.874% due 06/20/2044	GBP	39	66
Great Hall Mortgages PLC
0.361% due 06/18/2039		$58	55
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	187	313
Kensington Mortgage Securities PLC
0.412% due 06/14/2040	EUR	57	74
Leek Finance PLC
0.490% due 09/21/2038		$250	260
Mansard Mortgages PLC
1.208% due 12/15/2049	GBP	183	308
Newgate Funding PLC
1.558% due 12/15/2050		200	335
RMAC Securities PLC
0.413% due 06/12/2044	EUR	156	197
0.705% due 06/12/2044	GBP	174	281

			3,065

SOVEREIGN ISSUES 4.2%
United Kingdom Gilt
3.250% due 01/22/2044		400	662
4.250% due 06/07/2032		200	390
4.250% due 12/07/2040		400	788

			1,840

Total United Kingdom (Cost $4,751)			5,497

UNITED STATES 15.2%

ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		$35	35
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		56	57
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	115	156

			248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
4.625% due 06/26/2015	$300	$310
HJ Heinz Co.
4.250% due 10/15/2020	300	302
International Lease Finance Corp.
6.750% due 09/01/2016	100	111
JPMorgan Chase & Co.
0.779% due 04/25/2018	300	301

		1,024

MORTGAGE-BACKED SECURITIES 5.0%
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033	300	301
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	22	22
Commercial Mortgage Trust
2.464% due 07/10/2046 (a)	1,716	55
2.589% due 07/10/2046 (a)	1,570	80
Credit Suisse Mortgage Capital Certificates
5.921% due 12/16/2049	177	187
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	200	3
1.551% due 11/10/2046 (a)	470	14
First Horizon Mortgage Pass-Through Trust
2.595% due 05/25/2037 ^	56	46
HarborView Mortgage Loan Trust
0.435% due 02/19/2036	432	341
Impac CMB Trust
0.872% due 10/25/2034	107	94
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035	37	35
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	216
JPMorgan Mortgage Trust
2.578% due 02/25/2036 ^	39	35
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.012% due 08/15/2032	76	72
Merrill Lynch Mortgage Investors Trust
2.470% due 02/25/2035	22	23
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	100	111
Morgan Stanley Bank of America Merrill Lynch Trust
1.634% due 12/15/2048 (a)	393	26
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049	100	108
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	91	87
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	26	23
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045	227	232
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 10/25/2035	51	51

		2,162

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
0.582% due 11/25/2040	87	87
0.602% due 11/25/2040	111	111
3.500% due 07/01/2029	1,000	1,059
Freddie Mac
0.752% due 12/15/2037	26	26
NCUA Guaranteed Notes
0.522% due 11/06/2017	465	466
0.712% due 12/08/2020	144	145

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$73	$79
Tennessee Valley Authority
6.250% due 12/15/2017	200	234

		2,207

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (h)	103	104
0.125% due 01/15/2023 (f)(h)	823	820

		924

Total United States (Cost $6,412)		6,565

SHORT-TERM INSTRUMENTS 4.3%

CERTIFICATES OF DEPOSIT 0.7%
Credit Suisse
0.547% due 08/24/2015	$300	300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (e) 0.6%
			$246

MEXICO TREASURY BILLS 1.9%
3.026% due 12/11/2014	MXN	11,000	837

U.S. TREASURY BILLS 1.1%
0.054% due 08/14/2014 - 10/16/2014 (c)(h)		$468	468

Total Short-Term Instruments (Cost $1,851)			1,851

Total Investments in Securities (Cost $38,415)			40,548

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 14.5%

SHORT-TERM INSTRUMENTS 14.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.5%
PIMCO Short-Term Floating NAV Portfolio	1,485	$15
PIMCO Short-Term Floating NAV Portfolio III	632,100	6,316

Total Short-Term Instruments (Cost $6,330)		6,331

Total Investments in Affiliates (Cost $6,330)		6,331

Total Investments 107.6% (Cost $44,745)		$46,879

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $(194))		67

Other Assets and Liabilities, net (7.8%)		(3,382)

Net Assets 100.0%		$43,564

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$246	Freddie Mac 2.000% due 01/30/2023	$(253)	$246	$246

Total Repurchase Agreements						$(253)	$246	$246

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.180%	06/25/2014	07/24/2014	$ (505)	$(506)
MYI	0.050%	06/25/2014	07/15/2014	EUR (2,313)	(3,170)

Total Sale-Buyback Transactions					$(3,676)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,027 at a weighted average interest rate of 0.382%.

(3)	Payable for sale-buyback transactions includes $4 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.000%	08/01/2044	$1,100	$(1,153)	$(1,163)
	Fannie Mae	4.500%	08/01/2044	1,000	(1,080)	(1,080)

Total Short Sales					$(2,233)	$(2,243)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $3,674 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$246	$0	$0	$0	$246	$(253)	$(7)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(2,243)	(2,243)	0	(2,243)
GSC	0	0	(506)	0	(506)	508	2
MYI	0	0	(3,170)	0	(3,170)	3,166	(4)

Total Borrowings and Other Financing Transactions	$246	$0	$(3,676)	$(2,243)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	4	$2	$0	$0
3-Month Euribor September Futures	Long	09/2014	6	2	0	0
90-Day Eurodollar December Futures	Long	12/2014	17	6	0	0
90-Day Eurodollar September Futures	Long	09/2014	67	15	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	5	(3)	0	0
Australia Government 10-Year Bond September Futures	Short	09/2014	8	(17)	0	(4)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	3	0	1	0
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	2	0	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	(3)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2014	12	(14)	2	(1)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	31	102	1	(7)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	2	7	0	(1)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	5	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	7	(1)	0	(1)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	12	10	1	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	5	(5)	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	12	2	0	0
United Kingdom Long Gilt September Futures	Long	09/2014	10	5	0	(6)

Total Futures Contracts				$113	$5	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$900	$18	$3	$0	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016	$	4,100	$12	$(4)	$0	$(1)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		5,100	(16)	(14)	0	(2)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		5,500	7	(7)	0	(2)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		500	(10)	(3)	0	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		5,900	(136)	(98)	0	(6)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,100	(44)	73	2	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		2,400	(96)	(110)	0	(4)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		300	11	12	0	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		100	2	2	1	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	1,200	(4)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		1,600	(106)	(52)	2	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	5,100	23	7	3	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		1,300	(32)	(38)	7	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		300	(24)	(16)	3	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	880,000	119	183	0	(6)
Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	2,600	13	3	0	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		700	0	0	0	0

						$(281)	$(64)	$18	$(21)

Total Swap Agreements						$(263)	$(61)	$18	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $883 and cash of $160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5	$18	$23	$0	$(21)	$(22)	$(43)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		BRL	825	$		368	$ 0	$(5)
	07/2014		INR	2,970			50	1	0
	07/2014		JPY	18,426			181	0	(1)
	07/2014		NZD	1,969			1,714	0	(10)
	07/2014	$		66		AUD	71	1	0
	07/2014			372		BRL	825	3	(1)
	07/2014			9,910		JPY	1,012,188	83	0
	08/2014		AUD	169	$		158	0	(1)
	08/2014		BRL	127			57	0	0
	08/2014		CHF	55			62	0	0
	08/2014		EUR	870			1,187	0	(4)
	08/2014		NOK	468			76	0	0
	08/2014		NZD	92			80	0	0
	08/2014		SEK	519			77	0	(1)
	08/2014	$		839		AUD	894	2	0
	08/2014			146		EUR	107	1	0
	08/2014			1,709		NZD	1,969	10	0
	09/2014		CAD	170	$		158	0	(1)
	09/2014		GBP	111			189	0	(2)
	09/2014		SGD	97			78	0	0
	09/2015	$		20		CNY	123	0	0

BPS	07/2014		BRL	6,202	$		2,813	9	(2)
	07/2014		INR	1,478			25	0	0
	07/2014		JPY	14,724			145	0	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	07/2014		KRW	70,243	$		69	$0	$0
	07/2014	$		2,986		AUD	3,234	64	0
	07/2014			2,735		BRL	6,202	72	0
	08/2014		AUD	130	$		122	0	0
	08/2014		CHF	44			49	0	0
	08/2014		EUR	131			178	0	(1)
	08/2014		NOK	382			62	0	0
	08/2014		NZD	71			62	0	0
	08/2014		SEK	426			63	0	(1)
	08/2014	$		7,891		EUR	5,795	45	0
	08/2014			534		MXN	6,968	2	0
	09/2014		CAD	131	$		122	0	(1)
	09/2014		GBP	88			150	0	(1)
	09/2014		SGD	81			65	0	0
	10/2014		MXN	6,727			511	0	(3)
	02/2015	$		966		MXN	12,759	3	0
	07/2015		BRL	4,100	$		1,627	0	(59)

BRC	07/2014			1,239			563	2	0
	07/2014		INR	5,737			95	0	0
	07/2014		JPY	73,700			722	0	(5)
	07/2014		KRW	79,514			78	0	(1)
	07/2014	$		548		BRL	1,239	12	0
	07/2014			80		CNY	499	0	0
	07/2014			29		INR	1,715	0	(1)
	07/2014			1,679		NZD	1,969	45	0
	08/2014		CHF	139	$		155	0	(1)
	08/2014		EUR	8,714			11,901	0	(34)
	08/2014	$		2,485		CHF	2,184	0	(21)
	08/2014			2,118		SEK	13,769	0	(59)
	09/2014			2,114		GBP	1,252	28	0
	09/2014			2,508		SGD	3,156	23	0
	09/2015			71		CNY	430	0	(2)

CBK	07/2014		BRL	470	$		211	0	(2)
	07/2014		INR	11,897			197	0	0
	07/2014		KRW	293,656			288	0	(2)
	07/2014		MXN	585			45	0	0
	07/2014	$		210		BRL	470	3	0
	07/2014			69		CNY	428	0	0
	08/2014		INR	2,273	$		38	0	0
	08/2014	$		1,045		EUR	765	3	0
	09/2014		SGD	277	$		222	0	0
	10/2014		BRL	1,195			516	0	(11)
	10/2014	$		72		ZAR	774	0	(1)
	09/2015			274		CNY	1,656	0	(8)

DUB	07/2014		AUD	3,305	$		3,117	1	0
	07/2014		BRL	23			10	0	0
	07/2014		MXN	468			36	0	0
	07/2014	$		10		BRL	23	0	0
	07/2014			186		DKK	1,017	1	0
	08/2014		EUR	1,245	$		1,699	0	(6)
	08/2014	$		3,109		AUD	3,305	0	(1)
	08/2014			2,028		NOK	12,033	0	(70)
	10/2014		DKK	1,017	$		186	0	(1)

FBF	07/2014		BRL	463			210	1	0
	07/2014	$		207		BRL	463	3	0
	09/2014			590		GBP	348	5	0
	10/2014		BRL	396	$		171	0	(4)

GLM	07/2014			479			216	0	(1)
	07/2014		JPY	308,360			3,009	0	(35)
	07/2014		MXN	535			41	0	0
	07/2014	$		213		BRL	479	4	0
	07/2014			109		INR	6,520	0	(1)
	08/2014		AUD	626	$		585	0	(4)
	08/2014		CHF	206			230	0	(2)
	08/2014		MXN	12,357			945	1	(5)
	08/2014		NOK	1,396			228	1	0
	08/2014		NZD	336			291	0	(3)
	08/2014		SEK	1,198			178	0	(1)
	09/2014		MXN	650			50	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	09/2014	$		311		CAD	333	$1	$0
	10/2014		BRL	623	$		269	0	(6)
	10/2014		MXN	1,798			137	0	(1)
	02/2015			12,693			967	3	0

HUS	07/2014		BRL	3,657			1,593	0	(62)
	07/2014	$		1,660		BRL	3,657	0	(5)
	07/2014			314		INR	18,538	0	(7)
	07/2014			66		MXN	864	0	0

JPM	07/2014		BRL	1,668	$		745	0	(10)
	07/2014		CNY	3,695			596	0	(2)
	07/2014		JPY	68,316			669	0	(5)
	07/2014	$		757		BRL	1,668	0	(2)
	07/2014			979		INR	58,405	0	(10)
	07/2014			82		JPY	8,300	0	0
	08/2014		CHF	212	$		236	0	(4)
	08/2014		EUR	609			828	0	(6)
	08/2014	$		739		BRL	1,668	9	0
	08/2014			105		INR	6,262	0	(2)
	09/2014		CAD	525	$		488	0	(3)
	09/2014		GBP	547			928	0	(8)
	09/2014		MXN	1,029			79	0	0

MSC	07/2014		BRL	109			48	0	(1)
	07/2014	$		49		BRL	109	0	0
	08/2014		INR	2,273	$		38	0	0
	10/2014		ZAR	876			81	0	0
	09/2015	$		20		CNY	123	0	0

RBC	08/2014		EUR	749	$		1,020	0	(6)
	09/2014		MXN	522			40	0	0
	09/2014	$		4,251		CAD	4,621	72	0
	12/2014		MXN	10,853	$		826	0	(2)

UAG	07/2014		BRL	2,463			1,094	0	(20)
	07/2014		DKK	1,017			188	1	0
	07/2014		INR	2,994			50	1	0
	07/2014		MXN	525			40	0	0
	07/2014	$		1,118		BRL	2,463	0	(4)
	07/2014			96		CNY	595	1	0
	07/2014			53		INR	3,148	0	(1)
	07/2014			2,430		KRW	2,638,719	176	0
	08/2014		INR	1,784	$		30	1	0
	08/2014	$		519		NOK	3,100	0	(15)

Total Forward Foreign Currency Contracts								$694	$(558)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	500	$41	$31

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC AUD versus USD	$	0.820	09/26/2014	AUD	2,660	$0	$0
	Call - OTC USD versus CAD	CAD	1.186	09/17/2014	$	4,000	1	0
	Call - OTC USD versus CHF	CHF	0.993	09/26/2014		1,800	0	0
	Call - OTC USD versus JPY	JPY	110.000	09/11/2014		7,000	1	1

							$2	$1

Total Purchased Options							$43	$32

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$ 2,100	$(40)	$(32)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	400	$(1)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$ 200	$(6)	$(5)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	200	(1)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	300	(17)	(12)
	Put - OTC USD versus JPY		80.000	02/28/2019	200	(10)	(8)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	300	(7)	(6)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	100	(1)	0

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	200	(5)	(3)
	Put - OTC USD versus JPY		94.750	04/21/2016	300	(9)	(8)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	200	(4)	(4)
	Call - OTC USD versus BRL		2.600	03/11/2015	100	(2)	(2)
	Call - OTC USD versus BRL		2.740	06/08/2015	300	(7)	(5)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	200	(2)	(1)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	100	(2)	(2)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	100	0	0

DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	300	(7)	(6)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	400	(2)	(2)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	100	(1)	(1)

GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	100	(3)	(2)
	Call - OTC USD versus BRL		2.710	06/02/2015	100	(3)	(2)
	Call - OTC USD versus BRL		2.650	06/08/2015	200	(6)	(5)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	200	(4)	(3)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	300	(2)	(3)
	Put - OTC USD versus ZAR		10.640	07/17/2014	400	(2)	(3)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	100	(1)	(2)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	500	(13)	(7)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	200	(6)	(5)

UAG	Call - OTC USD versus BRL		2.640	06/15/2015	300	(8)	(7)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	100	(1)	(1)

						$(132)	$(106)

Total Written Options						$(173)	$(138)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	6	$8,300	AUD	0	EUR	2,400	$(69)
Sales	65	17,000		200		2,100	(220)
Closing Buys	(2)	(1,100)		0		0	7
Expirations	(34)	(15,200)		(200)		(2,900)	93
Exercised	(35)	(800)		0		(1,200)	16

Balance at End of Period	0	$8,200	AUD	0	EUR	400	$(173)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Santander International Debt S.A.	(1.000%	)	03/20/2015	0.263%	$ 100	$6	$(7)	$0	$(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$ 400	$(20)	$15	$0	$(5)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	100	2	1	3	0

BRC	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	100	2	1	3	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(8)	5	0	(3)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	100	(2)	0	0	(2)
	Italy Government International Bond	1.000%	03/20/2019	0.887%	500	(10)	12	2	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	300	(20)	11	0	(9)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	200	(2)	3	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	300	6	3	9	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	200	(4)	1	0	(3)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(6)	3	0	(3)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	2	0	(2)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

						$(66)	$69	$32	$(29)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	100	$(1)	$0	$0	$(1)

BPS	Receive	1-Year BRL-CDI	11.470%	01/02/2017		1,100	1	(6)	0	(5)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	5,200	(4)	28	24	0

BRC	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		1,000	0	1	1	0

DUB	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	1,900	0	9	9	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		700	(1)	1	0	0

GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		5,600	1	26	27	0

JPM	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		100	0	1	1	0

							$(4)	$59	$62	$(7)

Total Swap Agreements							$(64)	$121	$94	$(37)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$101	$0	$3	$104	$(26)	$(26)	$(6)	$(58)	$46	$0	$46
BPS	195	0	24	219	(68)	(6)	(5)	(79)	140	0	140
BRC	110	0	5	115	(124)	(11)	0	(135)	(20)	0	(20)
CBK	6	31	2	39	(24)	(46)	(15)	(85)	(46)	0	(46)
DUB	2	1	20	23	(78)	(8)	(2)	(88)	(65)	0	(65)
FBF	9	0	0	9	(4)	(1)	0	(5)	4	0	4
GLM	10	0	27	37	(59)	(18)	0	(77)	(40)	0	(40)
GST	0	0	6	6	0	0	0	0	6	0	6
HUS	0	0	0	0	(74)	(2)	(6)	(82)	(82)	0	(82)
JPM	9	0	1	10	(52)	(7)	(2)	(61)	(51)	0	(51)
MSB	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
MSC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
MYC	0	0	6	6	0	0	(1)	(1)	5	0	5
RBC	72	0	0	72	(8)	0	0	(8)	64	0	64
UAG	180	0	0	180	(40)	(8)	0	(48)	132	0	132

Total Over the Counter	$694	$32	$94	$820	$(558)	$(138)	$(37)	$(733)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	0	0	0	18	18

	$0	$0	$0	$0	$23	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$694	$0	$694
Purchased Options	0	0	0	1	31	32
Swap Agreements	0	32	0	0	62	94

	$0	$32	$0	$695	$93	$820

	$0	$32	$0	$695	$116	$843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	1	0	0	21	22

	$0	$1	$0	$0	$42	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$558	$0	$558
Written Options	0	0	0	106	32	138
Swap Agreements	0	30	0	0	7	37

	$0	$30	$0	$664	$39	$733

	$0	$31	$0	$664	$81	$776

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	6	0	0	0	243	249
Swap Agreements	0	1	0	0	(58)	(57)

	$6	$1	$0	$0	$193	$200

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(89)	$0	$(89)
Purchased Options	0	0	0	(1)	0	(1)
Written Options	0	3	0	63	23	89
Swap Agreements	0	(27)	0	0	103	76

	$0	$(24)	$0	$(27)	$126	$75

	$6	$(23)	$0	$(27)	$319	$275

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	5	5
Swap Agreements	0	3	0	0	146	149

	$0	$3	$0	$0	$150	$153

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$542	$0	$542
Purchased Options	0	0	0	(1)	(52)	(53)
Written Options	0	1	0	25	34	60
Swap Agreements	0	98	0	0	50	148

	$0	$99	$0	$566	$32	$697

	$0	$102	$0	$566	$182	$850

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$693	$0	$693
Sovereign Issues	0	129	0	129
Brazil
Corporate Bonds & Notes	0	410	0	410
Sovereign Issues	0	2,112	0	2,112
Canada
Corporate Bonds & Notes	0	400	0	400
Sovereign Issues	0	421	0	421
Denmark
Corporate Bonds & Notes	0	185	0	185
France
Corporate Bonds & Notes	0	709	0	709
Sovereign Issues	0	5,296	0	5,296
Germany
Corporate Bonds & Notes	0	625	0	625
Sovereign Issues	0	307	0	307
Greece
Sovereign Issues	0	95	0	95
Guernsey, Channel Islands
Corporate Bonds & Notes	0	138	0	138
Hong Kong
Corporate Bonds & Notes	0	306	0	306
Ireland
Asset-Backed Securities	0	216	0	216
Corporate Bonds & Notes	0	1,004	0	1,004
Italy

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$86	$0	$86
Corporate Bonds & Notes	0	833	0	833
Mortgage-Backed Securities	0	346	0	346
Sovereign Issues	0	2,092	0	2,092
Luxembourg
Corporate Bonds & Notes	0	503	0	503
Mexico
Sovereign Issues	0	1,227	0	1,227
Netherlands
Asset-Backed Securities	0	140	0	140
Corporate Bonds & Notes	0	206	0	206
New Zealand
Sovereign Issues	0	932	0	932
Norway
Corporate Bonds & Notes	0	302	0	302
Slovenia
Sovereign Issues	0	513	0	513
Spain
Corporate Bonds & Notes	0	529	0	529
Sovereign Issues	0	5,468	0	5,468
Sweden
Corporate Bonds & Notes	0	257	0	257
Sovereign Issues	0	155	0	155
United Kingdom
Asset-Backed Securities	0	273	0	273
Corporate Bonds & Notes	0	319	0	319
Mortgage-Backed Securities	0	3,065	0	3,065
Sovereign Issues	0	1,840	0	1,840

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
United States
Asset-Backed Securities	0	248	0	248
Corporate Bonds & Notes	0	1,024	0	1,024
Mortgage-Backed Securities	0	2,162	0	2,162
U.S. Government Agencies	0	2,207	0	2,207
U.S. Treasury Obligations	0	924	0	924
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Repurchase Agreements	0	246	0	246
Mexico Treasury Bills	0	837	0	837
U.S. Treasury Bills	0	468	0	468
	$0	$40,548	$0	$40,548
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,331	$0	$0	$6,331

Total Investments	$6,331	$40,548	$0	$46,879

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,243)	$0	$(2,243)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	18	0	23
Over the counter	0	820	0	820
	$5	$838	$0	$843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(22)	0	(43)
Over the counter	0	(733)	0	(733)
	$(21)	$(755)	$0	$(776)

Totals	$6,315	$38,388	$0	$44,703

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014. There were assets and liabilities valued at $611 transferred from Level 3 to Level 2 during the period ended June 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as

“tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$2,024	$6,501	$(8,510)	$0	$0	$15	$1	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$19,804	$(13,490)	$1	$1	$6,316	$4	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial

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institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued

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Notes to Financial Statements (Cont.)

based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in

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unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Notes to Financial Statements (Cont.)

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose

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money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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Notes to Financial Statements (Cont.)

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized

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appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15%

on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,003	$731

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$15,500	$15,480	$18,803	$24,026

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$3	1	$17
Administrative Class	209	2,315	765	8,564
Advisor Class	374	4,138	1,549	17,324
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	12	134	31	342
Advisor Class	35	387	93	1,015
Cost of shares redeemed
Institutional Class	0	0	(1)	(15)
Administrative Class	(432)	(4,823)	(491)	(5,424)
Advisor Class	(1,017)	(11,367)	(1,011)	(11,126)
Net increase (decrease) resulting from Portfolio share transactions	(819)	$(9,213)	936	$10,697

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 81% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$44,765	$2,218	$(104)	$2,114

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	NCUA	National Credit Union Administration
EURIBOR	Euro Interbank Offered Rate	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT19SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	17.4%
United States	14.0%
France	12.8%
Spain	12.8%
United Kingdom	11.7%
Italy	7.2%
Brazil	5.4%
Other	18.7%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class	7.28%	10.14%	1.66%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	6.28%	8.76%	0.29%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.78% for Institutional Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,072.80	$1,021.03
Expenses Paid During Period†	$3.91	$3.81
Net Annualized Expense Ratio	0.76%	0.76%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to the New Zealand dollar contributed to relative performance as this currency appreciated relative to the U.S. dollar during the reporting period.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain and Italy contributed to relative performance as Spanish and Italian sovereign spreads over German Bunds tightened during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as the currency appreciated versus the U.S. dollar during the reporting period.

»	An underweight duration positioning in the U.S. and the U.K. detracted from relative performance as interest rates in these countries fell during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$10.74		$11.81	$11.90
Net investment income (a)	0.13		0.24	0.23
Net realized/unrealized gain (loss)	0.65		(0.98)	0.14
Total income (loss) from investment operations	0.78		(0.74)	0.37
Dividends from net investment income	(0.13)		(0.22)	(0.19)
Distributions from net realized capital gains	0.00		(0.11)	(0.27)
Total distributions	(0.13)		(0.33)	(0.46)
Net asset value end of year or period	$11.39		$10.74	$11.81
Total return	7.28%		(6.31)%	3.10%
Net assets end of year or period (000s)	$13		$10	$10
Ratio of expenses to average net assets	0.76	%*	0.78%	0.79	%*
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75	%*
Ratio of net investment income to average net assets	2.40	%*	2.18%	2.85	%*
Portfolio turnover rate	87	%**	174%**	309	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Asset and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$40,548
Investments in Affiliates	6,331
Financial Derivative Instruments
Exchange-traded or centrally cleared	23
Over the counter	820
Deposits with counterparty	160
Foreign currency, at value	396
Receivable for investments sold	6,977
Receivable for Portfolio shares sold	50
Interest receivable	364
Dividends receivable from Affiliates	1
55,670

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$3,676
Payable for short sales	2,243
Financial Derivative Instruments
Exchange-traded or centrally cleared	43
Over the counter	733
Payable for investments purchased	5,323
Payable for investments in Affiliates purchased	1
Deposits from counterparty	35
Payable for Portfolio shares redeemed	11
Overdraft due to custodian	2
Accrued investment advisory fees	10
Accrued supervisory and administrative fees	20
Accrued distribution fees	7
Accrued servicing fees	2
12,106

Net Assets	$43,564

Net Assets Consist of:
Paid in capital	$40,756
(Overdistributed) net investment income	(778)
Accumulated undistributed net realized gain	1,138
Net unrealized appreciation	2,448
$43,564

Net Assets:
Institutional Class	$13
Administrative Class	10,661
Advisor Class	32,890

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	936
Advisor Class	2,888

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.39
Administrative Class	11.39
Advisor Class	11.39

Cost of Investments in Securities	$38,415
Cost of Investments in Affiliates	$6,330
Cost of Foreign Currency Held	$400
Proceeds Received on Short Sales	$2,233
Cost or Premiums of Financial Derivative Instruments, net	$(194)

* Includes repurchase agreements of:	$246

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$774
Dividends from Investments in Affiliates	5
Total Income	779

Expenses:
Investment advisory fees	62
Supervisory and administrative fees	123
Servicing fees - Administrative Class	9
Distribution and/or servicing fees - Advisor Class	46
Trustee fees	0
Interest expense	3
Miscellaneous expense	0
Total Expenses	243

Net Investment Income	536

Net Realized Gain (Loss):
Investments in securities	932
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	200
Over the counter financial derivative instruments	75
Foreign currency	(66)
Net Realized Gain	1,142

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	888
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	153
Over the counter financial derivative instruments	697
Foreign currency assets and liabilities	25
Net Change in Unrealized Appreciation	1,764
Net Gain	2,906

Net Increase in Net Assets Resulting from Operations	$3,442

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$536	$977
Net realized gain (loss)	1,142	(3,545)
Net change in unrealized appreciation (depreciation)	1,764	(713)
Net increase (decrease) resulting from operations	3,442	(3,281)

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(134)	(219)
Advisor Class	(387)	(638)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(123)
Advisor Class	0	(377)

Total Distributions	(521)	(1,357)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(9,213)	10,697

Total Increase (Decrease) in Net Assets	(6,292)	6,059

Net Assets:
Beginning of period	49,856	43,797
End of period*	$43,564	$49,856

* Including (overdistributed) net investment income of:	$(778)	$(793)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.1%

AUSTRALIA 1.9%

CORPORATE BONDS & NOTES 1.6%
GE Capital Australia Funding Pty. Ltd.
7.000% due 07/16/2015	AUD	400	$392
Westpac Banking Corp.
1.850% due 11/26/2019		$200	200
2.700% due 12/09/2014		100	101

			693

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	100	129

Total Australia (Cost $813)			822

BRAZIL 5.7%

CORPORATE BONDS & NOTES 0.9%
Petrobras Global Finance BV
3.250% due 03/17/2017		$400	410

SOVEREIGN ISSUES 4.8%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		200	203
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	4,100	1,671
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		600	238

			2,112

Total Brazil (Cost $2,437)			2,522

CANADA 1.9%

CORPORATE BONDS & NOTES 0.9%
Toronto-Dominion Bank
0.671% due 07/02/2019 (b)		$400	400

SOVEREIGN ISSUES 1.0%
Province of Ontario
6.200% due 06/02/2031	CAD	100	125
Province of Quebec
3.000% due 09/01/2023		100	94
3.500% due 12/01/2022		100	98
4.250% due 12/01/2021		100	104

			421

Total Canada (Cost $837)			821

DENMARK 0.4%

CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	600	111
Realkredit Danmark A/S
2.000% due 01/01/2015		400	74

Total Denmark (Cost $183)			185

FRANCE 13.8%

CORPORATE BONDS & NOTES 1.6%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	204
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
0.775% due 06/12/2017		$300	$300

			709

SOVEREIGN ISSUES 12.2%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		300	312
France Government Bond
1.000% due 11/25/2018 (f)	EUR	1,100	1,544
3.250% due 05/25/2045		100	152
3.750% due 04/25/2017		500	754
4.000% due 04/25/2018		400	625
4.000% due 10/25/2038 (f)		400	689
4.500% due 04/25/2041 (f)		500	933
France Treasury Notes
2.500% due 07/25/2016		200	287

			5,296

Total France (Cost $5,639)			6,005

GERMANY 2.1%

CORPORATE BONDS & NOTES 1.4%
KFW
5.500% due 02/09/2022	AUD	500	519
6.000% due 08/20/2020		100	106

			625

SOVEREIGN ISSUES 0.7%
Republic of Germany
0.750% due 04/15/2018 (d)	EUR	213	307

Total Germany (Cost $936)			932

GREECE 0.2%

SOVEREIGN ISSUES 0.2%
Hellenic Republic Government International Bond
3.800% due 08/08/2017	JPY	10,000	95

Total Greece (Cost $90)			95

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.662% due 12/21/2015	EUR	100	138

Total Guernsey, Channel Islands (Cost $134)			138

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$300	306

Total Hong Kong (Cost $294)			306

IRELAND 2.8%

ASSET-BACKED SECURITIES 0.5%
Mercator CLO PLC
0.556% due 02/18/2024	EUR	159	216

CORPORATE BONDS & NOTES 2.3%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		700	1,004

Total Ireland (Cost $1,179)			1,220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 7.7%

ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	64	$86

CORPORATE BONDS & NOTES 1.9%
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		100	142
Banco Popolare SC
3.250% due 09/30/2016		200	282
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$400	409

			833

MORTGAGE-BACKED SECURITIES 0.8%
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	97	128
Giovecca Mortgages SRL
0.928% due 04/23/2048		161	218

			346

SOVEREIGN ISSUES 4.8%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2023		600	945
4.500% due 03/01/2024		300	473
4.750% due 09/01/2028		300	478
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	196

			2,092

Total Italy (Cost $3,202)			3,357

LUXEMBOURG 1.2%

CORPORATE BONDS & NOTES 1.2%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	137
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$300	366

Total Luxembourg (Cost $495)			503

MEXICO 2.8%

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	5,600	491
7.750% due 05/29/2031		6,130	541
7.750% due 11/23/2034		1,500	133
10.000% due 12/05/2024		600	62

Total Mexico (Cost $1,208)			1,227

NETHERLANDS 0.8%

ASSET-BACKED SECURITIES 0.3%
Euro-Galaxy CLO BV
0.568% due 10/23/2021	EUR	103	140

CORPORATE BONDS & NOTES 0.5%
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	206

Total Netherlands (Cost $329)			346

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 2.1%

SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
5.500% due 04/15/2023	NZD	500	$472
6.000% due 05/15/2021		300	290
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		200	170

Total New Zealand (Cost $841)			932

NORWAY 0.7%

CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
3.000% due 11/17/2014		$300	302

Total Norway (Cost $297)			302

SLOVENIA 1.2%

SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	200	297
5.250% due 02/18/2024		$200	216

Total Slovenia (Cost $466)			513

SPAIN 13.8%

CORPORATE BONDS & NOTES 1.2%
Bankia S.A.
3.500% due 12/14/2015	EUR	300	428
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	101

			529

SOVEREIGN ISSUES 12.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	200	308
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	100	97
Spain Government International Bond
2.750% due 10/31/2024	EUR	200	273
3.750% due 10/31/2018		200	304
3.800% due 04/30/2024		100	150
4.400% due 10/31/2023		200	315
4.850% due 10/31/2020		300	489
5.150% due 10/31/2028		200	330
5.400% due 01/31/2023		1,400	2,357
5.850% due 01/31/2022		400	690
Xunta de Galicia
5.763% due 04/03/2017		100	155

			5,468

Total Spain (Cost $5,615)			5,997

SWEDEN 1.0%

CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	159
Swedbank Hypotek AB
3.750% due 12/20/2017		600	98

			257

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		900	155

Total Sweden (Cost $406)			412

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 12.5%

ASSET-BACKED SECURITIES 0.6%
Motor PLC
0.632% due 08/25/2021		$273	$273

CORPORATE BONDS & NOTES 0.7%
Northern Rock Asset Management PLC
5.625% due 06/22/2017		200	225
Royal Bank of Scotland PLC
3.548% due 10/27/2014	AUD	100	94

			319

MORTGAGE-BACKED SECURITIES 7.0%
Darrowby PLC
2.228% due 02/20/2044	GBP	118	206
Eurosail PLC
0.418% due 03/13/2045	EUR	76	100
0.427% due 12/10/2044		69	91
0.712% due 03/13/2045	GBP	152	251
Fosse Master Issuer PLC
2.628% due 10/18/2054		100	174
Granite Master Issuer PLC
0.293% due 12/20/2054		$122	120
0.460% due 12/17/2054	EUR	100	135
0.493% due 12/20/2054		$100	99
Granite Mortgages PLC
0.874% due 06/20/2044	GBP	39	66
Great Hall Mortgages PLC
0.361% due 06/18/2039		$58	55
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	187	313
Kensington Mortgage Securities PLC
0.412% due 06/14/2040	EUR	57	74
Leek Finance PLC
0.490% due 09/21/2038		$250	260
Mansard Mortgages PLC
1.208% due 12/15/2049	GBP	183	308
Newgate Funding PLC
1.558% due 12/15/2050		200	335
RMAC Securities PLC
0.413% due 06/12/2044	EUR	156	197
0.705% due 06/12/2044	GBP	174	281

			3,065

SOVEREIGN ISSUES 4.2%
United Kingdom Gilt
3.250% due 01/22/2044		400	662
4.250% due 06/07/2032		200	390
4.250% due 12/07/2040		400	788

			1,840

Total United Kingdom (Cost $4,751)			5,497

UNITED STATES 15.2%

ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.303% due 03/20/2036		$35	35
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		56	57
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	115	156

			248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
4.625% due 06/26/2015	$300	$310
HJ Heinz Co.
4.250% due 10/15/2020	300	302
International Lease Finance Corp.
6.750% due 09/01/2016	100	111
JPMorgan Chase & Co.
0.779% due 04/25/2018	300	301

		1,024

MORTGAGE-BACKED SECURITIES 5.0%
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033	300	301
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	22	22
Commercial Mortgage Trust
2.464% due 07/10/2046 (a)	1,716	55
2.589% due 07/10/2046 (a)	1,570	80
Credit Suisse Mortgage Capital Certificates
5.921% due 12/16/2049	177	187
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	200	3
1.551% due 11/10/2046 (a)	470	14
First Horizon Mortgage Pass-Through Trust
2.595% due 05/25/2037 ^	56	46
HarborView Mortgage Loan Trust
0.435% due 02/19/2036	432	341
Impac CMB Trust
0.872% due 10/25/2034	107	94
IndyMac Mortgage Loan Trust
0.392% due 07/25/2035	37	35
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	216
JPMorgan Mortgage Trust
2.578% due 02/25/2036 ^	39	35
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.012% due 08/15/2032	76	72
Merrill Lynch Mortgage Investors Trust
2.470% due 02/25/2035	22	23
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	100	111
Morgan Stanley Bank of America Merrill Lynch Trust
1.634% due 12/15/2048 (a)	393	26
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049	100	108
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035	91	87
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	26	23
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045	227	232
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 10/25/2035	51	51

		2,162

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
0.582% due 11/25/2040	87	87
0.602% due 11/25/2040	111	111
3.500% due 07/01/2029	1,000	1,059
Freddie Mac
0.752% due 12/15/2037	26	26
NCUA Guaranteed Notes
0.522% due 11/06/2017	465	466
0.712% due 12/08/2020	144	145

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$73	$79
Tennessee Valley Authority
6.250% due 12/15/2017	200	234

		2,207

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (h)	103	104
0.125% due 01/15/2023 (f)(h)	823	820

		924

Total United States (Cost $6,412)		6,565

SHORT-TERM INSTRUMENTS 4.3%

CERTIFICATES OF DEPOSIT 0.7%
Credit Suisse
0.547% due 08/24/2015	$300	300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (e) 0.6%
			$246

MEXICO TREASURY BILLS 1.9%
3.026% due 12/11/2014	MXN	11,000	837

U.S. TREASURY BILLS 1.1%
0.054% due 08/14/2014 - 10/16/2014 (c)(h)		$468	468

Total Short-Term Instruments (Cost $1,851)			1,851

Total Investments in Securities (Cost $38,415)			40,548

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 14.5%

SHORT-TERM INSTRUMENTS 14.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.5%
PIMCO Short-Term Floating NAV Portfolio	1,485	$15
PIMCO Short-Term Floating NAV Portfolio III	632,100	6,316

Total Short-Term Instruments (Cost $6,330)		6,331

Total Investments in Affiliates (Cost $6,330)		6,331

Total Investments 107.6% (Cost $44,745)		$46,879

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $(194))		67

Other Assets and Liabilities, net (7.8%)		(3,382)

Net Assets 100.0%		$43,564

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$246	Freddie Mac 2.000% due 01/30/2023	$(253)	$246	$246

Total Repurchase Agreements						$(253)	$246	$246

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.180%	06/25/2014	07/24/2014	$ (505)	$(506)
MYI	0.050%	06/25/2014	07/15/2014	EUR (2,313)	(3,170)

Total Sale-Buyback Transactions					$(3,676)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $2,027 at a weighted average interest rate of 0.382%.

(3)	Payable for sale-buyback transactions includes $4 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.000%	08/01/2044	$1,100	$(1,153)	$(1,163)
	Fannie Mae	4.500%	08/01/2044	1,000	(1,080)	(1,080)

Total Short Sales					$(2,233)	$(2,243)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $3,674 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$246	$0	$0	$0	$246	$(253)	$(7)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(2,243)	(2,243)	0	(2,243)
GSC	0	0	(506)	0	(506)	508	2
MYI	0	0	(3,170)	0	(3,170)	3,166	(4)

Total Borrowings and Other Financing Transactions	$246	$0	$(3,676)	$(2,243)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	4	$2	$0	$0
3-Month Euribor September Futures	Long	09/2014	6	2	0	0
90-Day Eurodollar December Futures	Long	12/2014	17	6	0	0
90-Day Eurodollar September Futures	Long	09/2014	67	15	0	0
Australia Government 3-Year Bond September Futures	Short	09/2014	5	(3)	0	0
Australia Government 10-Year Bond September Futures	Short	09/2014	8	(17)	0	(4)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	3	0	1	0
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	2	0	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	(3)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2014	12	(14)	2	(1)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	31	102	1	(7)
Euro-Bund 10-Year Bond September Futures	Long	09/2014	2	7	0	(1)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	5	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2014	7	(1)	0	(1)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	12	10	1	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	5	(5)	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	12	2	0	0
United Kingdom Long Gilt September Futures	Long	09/2014	10	5	0	(6)

Total Futures Contracts				$113	$5	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$900	$18	$3	$0	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016	$	4,100	$12	$(4)	$0	$(1)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		5,100	(16)	(14)	0	(2)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		5,500	7	(7)	0	(2)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		500	(10)	(3)	0	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		5,900	(136)	(98)	0	(6)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,100	(44)	73	2	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		2,400	(96)	(110)	0	(4)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		300	11	12	0	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		100	2	2	1	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	1,200	(4)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		1,600	(106)	(52)	2	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	5,100	23	7	3	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024		1,300	(32)	(38)	7	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		300	(24)	(16)	3	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	880,000	119	183	0	(6)
Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	2,600	13	3	0	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		700	0	0	0	0

						$(281)	$(64)	$18	$(21)

Total Swap Agreements						$(263)	$(61)	$18	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $883 and cash of $160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5	$18	$23	$0	$(21)	$(22)	$(43)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		BRL	825	$		368	$ 0	$(5)
	07/2014		INR	2,970			50	1	0
	07/2014		JPY	18,426			181	0	(1)
	07/2014		NZD	1,969			1,714	0	(10)
	07/2014	$		66		AUD	71	1	0
	07/2014			372		BRL	825	3	(1)
	07/2014			9,910		JPY	1,012,188	83	0
	08/2014		AUD	169	$		158	0	(1)
	08/2014		BRL	127			57	0	0
	08/2014		CHF	55			62	0	0
	08/2014		EUR	870			1,187	0	(4)
	08/2014		NOK	468			76	0	0
	08/2014		NZD	92			80	0	0
	08/2014		SEK	519			77	0	(1)
	08/2014	$		839		AUD	894	2	0
	08/2014			146		EUR	107	1	0
	08/2014			1,709		NZD	1,969	10	0
	09/2014		CAD	170	$		158	0	(1)
	09/2014		GBP	111			189	0	(2)
	09/2014		SGD	97			78	0	0
	09/2015	$		20		CNY	123	0	0

BPS	07/2014		BRL	6,202	$		2,813	9	(2)
	07/2014		INR	1,478			25	0	0
	07/2014		JPY	14,724			145	0	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	07/2014		KRW	70,243	$		69	$0	$0
	07/2014	$		2,986		AUD	3,234	64	0
	07/2014			2,735		BRL	6,202	72	0
	08/2014		AUD	130	$		122	0	0
	08/2014		CHF	44			49	0	0
	08/2014		EUR	131			178	0	(1)
	08/2014		NOK	382			62	0	0
	08/2014		NZD	71			62	0	0
	08/2014		SEK	426			63	0	(1)
	08/2014	$		7,891		EUR	5,795	45	0
	08/2014			534		MXN	6,968	2	0
	09/2014		CAD	131	$		122	0	(1)
	09/2014		GBP	88			150	0	(1)
	09/2014		SGD	81			65	0	0
	10/2014		MXN	6,727			511	0	(3)
	02/2015	$		966		MXN	12,759	3	0
	07/2015		BRL	4,100	$		1,627	0	(59)

BRC	07/2014			1,239			563	2	0
	07/2014		INR	5,737			95	0	0
	07/2014		JPY	73,700			722	0	(5)
	07/2014		KRW	79,514			78	0	(1)
	07/2014	$		548		BRL	1,239	12	0
	07/2014			80		CNY	499	0	0
	07/2014			29		INR	1,715	0	(1)
	07/2014			1,679		NZD	1,969	45	0
	08/2014		CHF	139	$		155	0	(1)
	08/2014		EUR	8,714			11,901	0	(34)
	08/2014	$		2,485		CHF	2,184	0	(21)
	08/2014			2,118		SEK	13,769	0	(59)
	09/2014			2,114		GBP	1,252	28	0
	09/2014			2,508		SGD	3,156	23	0
	09/2015			71		CNY	430	0	(2)

CBK	07/2014		BRL	470	$		211	0	(2)
	07/2014		INR	11,897			197	0	0
	07/2014		KRW	293,656			288	0	(2)
	07/2014		MXN	585			45	0	0
	07/2014	$		210		BRL	470	3	0
	07/2014			69		CNY	428	0	0
	08/2014		INR	2,273	$		38	0	0
	08/2014	$		1,045		EUR	765	3	0
	09/2014		SGD	277	$		222	0	0
	10/2014		BRL	1,195			516	0	(11)
	10/2014	$		72		ZAR	774	0	(1)
	09/2015			274		CNY	1,656	0	(8)

DUB	07/2014		AUD	3,305	$		3,117	1	0
	07/2014		BRL	23			10	0	0
	07/2014		MXN	468			36	0	0
	07/2014	$		10		BRL	23	0	0
	07/2014			186		DKK	1,017	1	0
	08/2014		EUR	1,245	$		1,699	0	(6)
	08/2014	$		3,109		AUD	3,305	0	(1)
	08/2014			2,028		NOK	12,033	0	(70)
	10/2014		DKK	1,017	$		186	0	(1)

FBF	07/2014		BRL	463			210	1	0
	07/2014	$		207		BRL	463	3	0
	09/2014			590		GBP	348	5	0
	10/2014		BRL	396	$		171	0	(4)

GLM	07/2014			479			216	0	(1)
	07/2014		JPY	308,360			3,009	0	(35)
	07/2014		MXN	535			41	0	0
	07/2014	$		213		BRL	479	4	0
	07/2014			109		INR	6,520	0	(1)
	08/2014		AUD	626	$		585	0	(4)
	08/2014		CHF	206			230	0	(2)
	08/2014		MXN	12,357			945	1	(5)
	08/2014		NOK	1,396			228	1	0
	08/2014		NZD	336			291	0	(3)
	08/2014		SEK	1,198			178	0	(1)
	09/2014		MXN	650			50	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	09/2014	$		311		CAD	333	$1	$0
	10/2014		BRL	623	$		269	0	(6)
	10/2014		MXN	1,798			137	0	(1)
	02/2015			12,693			967	3	0

HUS	07/2014		BRL	3,657			1,593	0	(62)
	07/2014	$		1,660		BRL	3,657	0	(5)
	07/2014			314		INR	18,538	0	(7)
	07/2014			66		MXN	864	0	0

JPM	07/2014		BRL	1,668	$		745	0	(10)
	07/2014		CNY	3,695			596	0	(2)
	07/2014		JPY	68,316			669	0	(5)
	07/2014	$		757		BRL	1,668	0	(2)
	07/2014			979		INR	58,405	0	(10)
	07/2014			82		JPY	8,300	0	0
	08/2014		CHF	212	$		236	0	(4)
	08/2014		EUR	609			828	0	(6)
	08/2014	$		739		BRL	1,668	9	0
	08/2014			105		INR	6,262	0	(2)
	09/2014		CAD	525	$		488	0	(3)
	09/2014		GBP	547			928	0	(8)
	09/2014		MXN	1,029			79	0	0

MSC	07/2014		BRL	109			48	0	(1)
	07/2014	$		49		BRL	109	0	0
	08/2014		INR	2,273	$		38	0	0
	10/2014		ZAR	876			81	0	0
	09/2015	$		20		CNY	123	0	0

RBC	08/2014		EUR	749	$		1,020	0	(6)
	09/2014		MXN	522			40	0	0
	09/2014	$		4,251		CAD	4,621	72	0
	12/2014		MXN	10,853	$		826	0	(2)

UAG	07/2014		BRL	2,463			1,094	0	(20)
	07/2014		DKK	1,017			188	1	0
	07/2014		INR	2,994			50	1	0
	07/2014		MXN	525			40	0	0
	07/2014	$		1,118		BRL	2,463	0	(4)
	07/2014			96		CNY	595	1	0
	07/2014			53		INR	3,148	0	(1)
	07/2014			2,430		KRW	2,638,719	176	0
	08/2014		INR	1,784	$		30	1	0
	08/2014	$		519		NOK	3,100	0	(15)

Total Forward Foreign Currency Contracts								$694	$(558)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	500	$41	$31

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC AUD versus USD	$	0.820	09/26/2014	AUD	2,660	$0	$0
	Call - OTC USD versus CAD	CAD	1.186	09/17/2014	$	4,000	1	0
	Call - OTC USD versus CHF	CHF	0.993	09/26/2014		1,800	0	0
	Call - OTC USD versus JPY	JPY	110.000	09/11/2014		7,000	1	1

							$2	$1

Total Purchased Options							$43	$32

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$ 2,100	$(40)	$(32)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014	EUR	400	$(1)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$ 200	$(6)	$(5)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	200	(1)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	300	(17)	(12)
	Put - OTC USD versus JPY		80.000	02/28/2019	200	(10)	(8)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	300	(7)	(6)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	100	(1)	0

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	200	(5)	(3)
	Put - OTC USD versus JPY		94.750	04/21/2016	300	(9)	(8)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	200	(4)	(4)
	Call - OTC USD versus BRL		2.600	03/11/2015	100	(2)	(2)
	Call - OTC USD versus BRL		2.740	06/08/2015	300	(7)	(5)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	200	(2)	(1)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	100	(2)	(2)
	Put - OTC USD versus ZAR	ZAR	10.530	07/21/2014	100	0	0

DUB	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	300	(7)	(6)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	400	(2)	(2)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	100	(1)	(1)

GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	100	(3)	(2)
	Call - OTC USD versus BRL		2.710	06/02/2015	100	(3)	(2)
	Call - OTC USD versus BRL		2.650	06/08/2015	200	(6)	(5)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	200	(4)	(3)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	300	(2)	(3)
	Put - OTC USD versus ZAR		10.640	07/17/2014	400	(2)	(3)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	100	(1)	(2)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	500	(13)	(7)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	200	(6)	(5)

UAG	Call - OTC USD versus BRL		2.640	06/15/2015	300	(8)	(7)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	100	(1)	(1)

						$(132)	$(106)

Total Written Options						$(173)	$(138)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	6	$8,300	AUD	0	EUR	2,400	$(69)
Sales	65	17,000		200		2,100	(220)
Closing Buys	(2)	(1,100)		0		0	7
Expirations	(34)	(15,200)		(200)		(2,900)	93
Exercised	(35)	(800)		0		(1,200)	16

Balance at End of Period	0	$8,200	AUD	0	EUR	400	$(173)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Santander International Debt S.A.	(1.000%	)	03/20/2015	0.263%	$ 100	$6	$(7)	$0	$(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$ 400	$(20)	$15	$0	$(5)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	100	2	1	3	0

BRC	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	100	2	1	3	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(8)	5	0	(3)
	Brazil Government International Bond	1.000%	06/20/2019	1.380%	100	(2)	0	0	(2)
	Italy Government International Bond	1.000%	03/20/2019	0.887%	500	(10)	12	2	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	300	(20)	11	0	(9)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	China Government International Bond	1.000%	03/20/2019	0.676%	100	0	1	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	200	(2)	3	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.259%	300	6	3	9	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%	200	(4)	1	0	(3)
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(6)	3	0	(3)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	2	0	(2)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(4)	3	0	(1)
	Japan Government International Bond	1.000%	06/20/2018	0.259%	200	4	2	6	0

						$(66)	$69	$32	$(29)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	100	$(1)	$0	$0	$(1)

BPS	Receive	1-Year BRL-CDI	11.470%	01/02/2017		1,100	1	(6)	0	(5)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	5,200	(4)	28	24	0

BRC	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		1,000	0	1	1	0

DUB	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	1,900	0	9	9	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		700	(1)	1	0	0

GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		5,600	1	26	27	0

JPM	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		100	0	1	1	0

							$(4)	$59	$62	$(7)

Total Swap Agreements							$(64)	$121	$94	$(37)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$101	$0	$3	$104	$(26)	$(26)	$(6)	$(58)	$46	$0	$46
BPS	195	0	24	219	(68)	(6)	(5)	(79)	140	0	140
BRC	110	0	5	115	(124)	(11)	0	(135)	(20)	0	(20)
CBK	6	31	2	39	(24)	(46)	(15)	(85)	(46)	0	(46)
DUB	2	1	20	23	(78)	(8)	(2)	(88)	(65)	0	(65)
FBF	9	0	0	9	(4)	(1)	0	(5)	4	0	4
GLM	10	0	27	37	(59)	(18)	0	(77)	(40)	0	(40)
GST	0	0	6	6	0	0	0	0	6	0	6
HUS	0	0	0	0	(74)	(2)	(6)	(82)	(82)	0	(82)
JPM	9	0	1	10	(52)	(7)	(2)	(61)	(51)	0	(51)
MSB	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
MSC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
MYC	0	0	6	6	0	0	(1)	(1)	5	0	5
RBC	72	0	0	72	(8)	0	0	(8)	64	0	64
UAG	180	0	0	180	(40)	(8)	0	(48)	132	0	132

Total Over the Counter	$694	$32	$94	$820	$(558)	$(138)	$(37)	$(733)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	0	0	0	18	18

	$0	$0	$0	$0	$23	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$694	$0	$694
Purchased Options	0	0	0	1	31	32
Swap Agreements	0	32	0	0	62	94

	$0	$32	$0	$695	$93	$820

	$0	$32	$0	$695	$116	$843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	1	0	0	21	22

	$0	$1	$0	$0	$42	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$558	$0	$558
Written Options	0	0	0	106	32	138
Swap Agreements	0	30	0	0	7	37

	$0	$30	$0	$664	$39	$733

	$0	$31	$0	$664	$81	$776

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	6	0	0	0	243	249
Swap Agreements	0	1	0	0	(58)	(57)

	$6	$1	$0	$0	$193	$200

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(89)	$0	$(89)
Purchased Options	0	0	0	(1)	0	(1)
Written Options	0	3	0	63	23	89
Swap Agreements	0	(27)	0	0	103	76

	$0	$(24)	$0	$(27)	$126	$75

	$6	$(23)	$0	$(27)	$319	$275

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	5	5
Swap Agreements	0	3	0	0	146	149

	$0	$3	$0	$0	$150	$153

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$542	$0	$542
Purchased Options	0	0	0	(1)	(52)	(53)
Written Options	0	1	0	25	34	60
Swap Agreements	0	98	0	0	50	148

	$0	$99	$0	$566	$32	$697

	$0	$102	$0	$566	$182	$850

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$693	$0	$693
Sovereign Issues	0	129	0	129
Brazil
Corporate Bonds & Notes	0	410	0	410
Sovereign Issues	0	2,112	0	2,112
Canada
Corporate Bonds & Notes	0	400	0	400
Sovereign Issues	0	421	0	421
Denmark
Corporate Bonds & Notes	0	185	0	185
France
Corporate Bonds & Notes	0	709	0	709
Sovereign Issues	0	5,296	0	5,296
Germany
Corporate Bonds & Notes	0	625	0	625
Sovereign Issues	0	307	0	307
Greece
Sovereign Issues	0	95	0	95
Guernsey, Channel Islands
Corporate Bonds & Notes	0	138	0	138
Hong Kong
Corporate Bonds & Notes	0	306	0	306
Ireland
Asset-Backed Securities	0	216	0	216
Corporate Bonds & Notes	0	1,004	0	1,004
Italy

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$86	$0	$86
Corporate Bonds & Notes	0	833	0	833
Mortgage-Backed Securities	0	346	0	346
Sovereign Issues	0	2,092	0	2,092
Luxembourg
Corporate Bonds & Notes	0	503	0	503
Mexico
Sovereign Issues	0	1,227	0	1,227
Netherlands
Asset-Backed Securities	0	140	0	140
Corporate Bonds & Notes	0	206	0	206
New Zealand
Sovereign Issues	0	932	0	932
Norway
Corporate Bonds & Notes	0	302	0	302
Slovenia
Sovereign Issues	0	513	0	513
Spain
Corporate Bonds & Notes	0	529	0	529
Sovereign Issues	0	5,468	0	5,468
Sweden
Corporate Bonds & Notes	0	257	0	257
Sovereign Issues	0	155	0	155
United Kingdom
Asset-Backed Securities	0	273	0	273
Corporate Bonds & Notes	0	319	0	319
Mortgage-Backed Securities	0	3,065	0	3,065
Sovereign Issues	0	1,840	0	1,840

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
United States
Asset-Backed Securities	0	248	0	248
Corporate Bonds & Notes	0	1,024	0	1,024
Mortgage-Backed Securities	0	2,162	0	2,162
U.S. Government Agencies	0	2,207	0	2,207
U.S. Treasury Obligations	0	924	0	924
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Repurchase Agreements	0	246	0	246
Mexico Treasury Bills	0	837	0	837
U.S. Treasury Bills	0	468	0	468
	$0	$40,548	$0	$40,548
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,331	$0	$0	$6,331

Total Investments	$6,331	$40,548	$0	$46,879

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,243)	$0	$(2,243)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	18	0	23
Over the counter	0	820	0	820
	$5	$838	$0	$843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(22)	0	(43)
Over the counter	0	(733)	0	(733)
	$(21)	$(755)	$0	$(776)

Totals	$6,315	$38,388	$0	$44,703

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014. There were assets and liabilities valued at $611 transferred from Level 3 to Level 2 during the period ended June 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and

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are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as

“tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$2,024	$6,501	$(8,510)	$0	$0	$15	$1	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$19,804	$(13,490)	$1	$1	$6,316	$4	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial

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institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued

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Notes to Financial Statements (Cont.)

based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in

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unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Notes to Financial Statements (Cont.)

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15%

on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,003	$731

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$15,500	$15,480	$18,803	$24,026

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$3	1	$17
Administrative Class	209	2,315	765	8,564
Advisor Class	374	4,138	1,549	17,324
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	12	134	31	342
Advisor Class	35	387	93	1,015
Cost of shares redeemed
Institutional Class	0	0	(1)	(15)
Administrative Class	(432)	(4,823)	(491)	(5,424)
Advisor Class	(1,017)	(11,367)	(1,011)	(11,126)
Net increase (decrease) resulting from Portfolio share transactions	(819)	$(9,213)	936	$10,697

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 81% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$44,765	$2,218	$(104)	$2,114

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	NCUA	National Credit Union Administration
EURIBOR	Euro Interbank Offered Rate	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT20SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Advantage® Strategy Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, call risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, issuer non-diversification risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Advantage® Strategy Bond Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

United States	17.2%
Germany	11.9%
Denmark	10.2%
United Kingdom	10.0%
France	5.7%
Short-Term Instruments‡	5.7%
Netherlands	5.2%
Other	34.1%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (05/02/2011)
PIMCO Global Advantage® Strategy Bond Portfolio Administrative Class	6.07%	8.42%	2.49%
Barclays U.S. Aggregate Index±	3.93%	4.37%	3.78%
PIMCO Global Advantage Bond Index® (GLADI) (NY Close)±±	5.10%	7.39%	2.72%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

±± PIMCO Global Advantage Bond Index® (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real assets, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,060.70	$1,020.33
Expenses Paid During Period†	$4.60	$4.51
Net Annualized Expense Ratio††	0.90%	0.90%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Advantage® Strategy Bond Portfolio seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Germany, Italy, and Spain contributed to relative performance as sovereign yields in these countries fell during the reporting period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) contributed to performance as prices for the securities generally rose during the reporting period.

»	An overweight to local duration in Brazil and Mexico contributed to relative performance as local rates in these countries fell during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as the currency appreciated relative to the U.S. dollar during the reporting period.

»	An underweight to duration in Japan detracted from relative performance as Japanese yields fell during the reporting period.

»	An underweight to Agency MBS detracted from relative performance as spreads for the sector tightened during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Advantage® Strategy Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	05/02/2011-12/31/2011

Administrative Class
Net asset value beginning of year or period	$9.75		$10.25	$9.84	$10.00
Net investment income (a)	0.08		0.14	0.10	0.06
Net realized/unrealized gain (loss)	0.51		(0.46)	0.51	(0.15)
Total income (loss) from investment operations	0.59		(0.32)	0.61	(0.09)
Dividends from net investment income	(0.10)		(0.15)	(0.12)	(0.07)
Distributions from net realized capital gains	0.00		(0.03)	(0.08)	0.00
Total distributions	(0.10)		(0.18)	(0.20)	(0.07)
Net asset value end of year or period	$10.24		$9.75	$10.25	$9.84
Total return	6.07%		(3.14)%	6.19%	(0.93)%
Net assets end of year or period (000s)	$232,403		$236,780	$201,022	$147,048
Ratio of expenses to average net assets	0.90	%*	0.90%	0.90%	0.90	%*
Ratio of expenses to average net assets excluding waivers	0.90	%*	0.90%	0.90%	0.93	%*
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.93	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.90	%*	0.90%	0.90%	0.93	%*
Ratio of net investment income to average net assets	1.70	%*	1.43%	1.02%	0.84	%*
Portfolio turnover rate	72	%**	156%**	179%**	24	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Global Advantage® Strategy Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$218,059
Investments in Affiliates	6,017
Financial Derivative Instruments
Exchange-traded or centrally cleared	110
Over the counter	2,452
Deposits with counterparty	1,081
Foreign currency, at value	848
Receivable for investments sold	26,065
Receivable for Portfolio shares sold	113
Interest receivable	1,905
Dividends receivable from Affiliates	2
256,652

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$103
Over the counter	1,546
Payable for investments purchased	21,280
Payable for investments in Affiliates purchased	2
Deposits from counterparty	1,145
Accrued investment advisory fees	73
Accrued supervisory and administrative fees	64
Accrued servicing fees	27
Reimbursement to PIMCO	5
Other liabilities	4
24,249

Net Assets	$232,403

Net Assets Consist of:
Paid in capital	$224,967
(Overdistributed) net investment income	(2,613)
Accumulated undistributed net realized gain	5,060
Net unrealized appreciation	4,989
$232,403

Net Assets:
Administrative Class	$232,403

Shares Issued and Outstanding:
Administrative Class	22,696

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$10.24

Cost of Investments in Securities	$213,759
Cost of Investments in Affiliates	$6,017
Cost of Foreign Currency Held	$839
Cost or Premiums of Financial Derivative Instruments, net	$240

* Includes repurchase agreements of:	$896

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Advantage® Strategy Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest, net of foreign taxes*	$3,033
Dividends from Investments in Affiliates	17
Total Income	3,050

Expenses:
Investment advisory fees	467
Supervisory and administrative fees	409
Servicing fees - Administrative Class	175
Trustee fees	1
Interest expense	2
Miscellaneous expense	6
Total Expenses	1,060
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	1,059

Net Investment Income	1,991

Net Realized Gain (Loss):
Investments in securities	3,749
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	556
Over the counter financial derivative instruments	494
Foreign currency	(878)
Net Realized Gain	3,923

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	4,117
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	802
Over the counter financial derivative instruments	2,003
Foreign currency assets and liabilities	1,094
Net Change in Unrealized Appreciation	8,017
Net Gain	11,940

Net Increase in Net Assets Resulting from Operations	$13,931

* Foreign tax withholdings	$8

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Global Advantage® Strategy Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,991	$3,152
Net realized gain (loss)	3,923	(1,535)
Net change in unrealized appreciation (depreciation)	8,017	(8,478)
Net increase resulting from operations	13,931	(6,861)

Distributions to Shareholders:
From net investment income
Administrative Class	(2,345)	(3,368)
From net realized capital gains
Administrative Class	0	(635)

Total Distributions	(2,345)	(4,003)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(15,963)	46,622

Total Increase (Decrease) in Net Assets	(4,377)	35,758

Net Assets:
Beginning of period	236,780	201,022
End of period*	$232,403	$236,780

* Including (overdistributed) net investment income of:	$(2,613)	$(2,259)

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.8%

AUSTRALIA 0.5%

SOVEREIGN ISSUES 0.5%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	850	$1,087

Total Australia (Cost $1,237)			1,087

BELGIUM 0.9%

CORPORATE BONDS & NOTES 0.9%
KBC Bank NV
8.000% due 01/25/2023		$1,800	2,058

Total Belgium (Cost $1,926)			2,058

BRAZIL 3.1%

CORPORATE BONDS & NOTES 0.8%
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		$600	622
Petrobras Global Finance BV
6.250% due 03/17/2024		1,200	1,280

			1,902

SOVEREIGN ISSUES 2.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	4,240	1,758
10.000% due 01/01/2025		9,200	3,645

			5,403

Total Brazil (Cost $7,070)			7,305

CANADA 3.0%

CORPORATE BONDS & NOTES 0.7%
Bank of Montreal
2.850% due 06/09/2015		$1,500	1,536

SOVEREIGN ISSUES 2.3%
Canada Housing Trust
2.400% due 12/15/2022	CAD	5,700	5,311

Total Canada (Cost $7,267)			6,847

CAYMAN ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
Tencent Holdings Ltd.
3.375% due 05/02/2019		$400	409

Total Cayman Islands (Cost $400)			409

COLOMBIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 09/18/2023		$700	789

Total Colombia (Cost $771)			789

DENMARK 9.9%

CORPORATE BONDS & NOTES 9.9%
Nykredit Realkredit A/S
2.000% due 10/01/2014	DKK	26,200	4,828
2.000% due 04/01/2015		37,000	6,883
Realkredit Danmark A/S
2.000% due 01/01/2015		26,200	4,854
2.000% due 04/01/2015		34,100	6,346

Total Denmark (Cost $22,874)			22,911

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 5.5%

CORPORATE BONDS & NOTES 4.1%
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	600	$834
4.000% due 06/24/2015		100	140
4.250% due 02/25/2016		700	999
4.875% due 09/25/2015		100	143
6.000% due 07/16/2014		100	137
Caisse Francaise de Financement Local
5.250% due 02/16/2017		$800	877
Credit Agricole S.A.
6.500% due 06/23/2021 (c)	EUR	900	1,309
7.500% due 06/23/2026 (c)	GBP	500	891
7.875% due 01/23/2024 (c)		$200	219
Dexia Credit Local S.A.
1.250% due 10/18/2016		2,600	2,619
Lafarge S.A.
4.250% due 03/23/2016	EUR	300	433
Numericable Group S.A.
5.625% due 05/15/2024		200	293
Wendel S.A.
4.875% due 05/26/2016		400	584

			9,478

SOVEREIGN ISSUES 1.4%
Caisse d'Amortissement de la Dette Sociale
1.125% due 01/30/2017		$1,400	1,411
France Government Bond
1.000% due 11/25/2018	EUR	1,280	1,797

			3,208

Total France (Cost $12,395)			12,686

GERMANY 11.5%

CORPORATE BONDS & NOTES 3.9%
Erste Abwicklungsanstalt
1.125% due 09/30/2015	EUR	900	1,247
3.125% due 03/29/2016		400	576
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		400	646
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		$1,000	1,005
NRW Bank
1.125% due 07/08/2015	EUR	2,300	3,181
2.500% due 03/02/2015		1,700	2,364

			9,019

SOVEREIGN ISSUES 7.6%
Republic of Germany
0.750% due 04/15/2018 (b)		5,967	8,607
State of Hesse
2.000% due 06/16/2015		800	1,115
3.250% due 10/14/2015		300	427
4.000% due 01/05/2015		1,200	1,676
4.000% due 03/10/2015		800	1,125
State of Lower Saxony
2.125% due 06/08/2015		2,300	3,208
3.625% due 01/20/2015		700	977
State of Saxony-Anhalt
3.375% due 06/01/2015		400	564

			17,699

Total Germany (Cost $26,332)			26,718

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$600	$616

Total Hong Kong (Cost $597)			616

INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	318
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		600	627

Total India (Cost $896)			945

INDONESIA 0.5%

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	1,924,000	137
6.625% due 05/15/2033		805,000	55
6.750% due 01/15/2044		$500	576
8.250% due 06/15/2032	IDR	4,699,000	375

Total Indonesia (Cost $1,377)			1,143

IRELAND 2.9%

ASSET-BACKED SECURITIES 0.5%
CELF Low Levered Partners PLC
0.604% due 09/04/2024	EUR	697	930
LightPoint Pan-European CLO PLC
0.595% due 01/31/2022		153	206

			1,136

CORPORATE BONDS & NOTES 1.9%
Depfa ACS Bank
4.375% due 01/15/2015		1,400	1,957
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		$1,000	939
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		400	459
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,100	1,155

			4,510

MORTGAGE-BACKED SECURITIES 0.5%
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	146	250
German Residential Funding PLC
1.468% due 08/27/2024	EUR	394	548
Opera Germany PLC
0.547% due 10/20/2014		336	459

			1,257

Total Ireland (Cost $6,830)			6,903

ITALY 3.9%

ASSET-BACKED SECURITIES 0.4%
Alba SPV SRL
1.827% due 04/20/2040	EUR	751	1,034

CORPORATE BONDS & NOTES 1.1%
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		1,500	2,101

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Popolare
3.500% due 03/14/2019	EUR	300	$426

			2,527

MORTGAGE-BACKED SECURITIES 0.9%
Claris ABS
0.794% due 10/31/2060		1,649	2,214

SOVEREIGN ISSUES 1.5%
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024		100	148
5.500% due 09/01/2022		1,500	2,524
5.500% due 11/01/2022		500	840

			3,512

Total Italy (Cost $9,004)			9,287

JERSEY, CHANNEL ISLANDS 0.3%

MORTGAGE-BACKED SECURITIES 0.3%
Alba PLC
1.743% due 03/24/2049	GBP	365	633

Total Jersey, Channel Islands (Cost $600)			633

LUXEMBOURG 0.9%

CORPORATE BONDS & NOTES 0.9%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		$900	928
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		400	423
5.400% due 03/24/2017		800	853

Total Luxembourg (Cost $2,187)			2,204

MALAYSIA 0.3%

SOVEREIGN ISSUES 0.3%
Malaysia Government Bond
3.418% due 08/15/2022	MYR	350	105
3.492% due 03/31/2020		50	15
3.502% due 05/31/2027		200	57
3.580% due 09/28/2018		600	186
3.835% due 08/12/2015		200	63
4.012% due 09/15/2017		800	253

Total Malaysia (Cost $721)			679

MEXICO 3.4%

CORPORATE BONDS & NOTES 0.5%
BBVA Bancomer S.A.
6.750% due 09/30/2022		$1,100	1,260

SOVEREIGN ISSUES 2.9%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	5,340	468
7.750% due 05/29/2031		36,107	3,190
10.000% due 12/05/2024		30,697	3,165

			6,823

Total Mexico (Cost $7,743)			8,083

NETHERLANDS 4.9%

ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	353	477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Malin CLO BV 0.531% due 05/07/2023	EUR	772	$1,043

			1,520

CORPORATE BONDS & NOTES 4.3%
Bank Nederlandse Gemeenten
2.125% due 07/14/2015		1,700	2,376
3.000% due 03/30/2017		200	294
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (c)		$300	330
8.400% due 06/29/2017 (c)		200	226
Deutsche Annington Finance BV
3.200% due 10/02/2017		900	933
GMAC International Finance BV
7.500% due 04/21/2015	EUR	700	1,007
ING Bank NV
2.625% due 12/05/2022		$3,000	2,941
4.125% due 11/21/2023		700	721
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019	EUR	200	286
2.375% due 06/04/2015		400	559
3.375% due 01/19/2016		300	432

			10,105

Total Netherlands (Cost $11,464)			11,625

NORWAY 0.1%

CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S
1.450% due 03/21/2019		$200	199

Total Norway (Cost $199)			199

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%
VimpelCom Holdings BV
6.255% due 03/01/2017		$200	211
7.504% due 03/01/2022		600	651

Total Russia (Cost $846)			862

SLOVENIA 3.4%

SOVEREIGN ISSUES 3.4%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	400	566
3.500% due 03/23/2017		209	305
4.125% due 01/26/2020		100	151
4.375% due 01/18/2021		250	383
4.700% due 11/01/2016		2,000	2,969
5.500% due 10/26/2022		$2,000	2,198
5.850% due 05/10/2023		1,100	1,240

Total Slovenia (Cost $7,106)			7,812

SOUTH KOREA 0.9%

SOVEREIGN ISSUES 0.9%
Korea Treasury Bond
3.250% due 06/10/2015	KRW	451,500	449
3.500% due 03/10/2017		564,400	570
3.750% due 06/10/2022		366,900	380
4.000% due 12/10/2031		127,000	137
5.750% due 09/10/2018		529,100	583

Total South Korea (Cost $1,912)			2,119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 4.5%

CORPORATE BONDS & NOTES 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (c)		$200	$225
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	100	147
4.000% due 10/18/2016		100	147
4.125% due 03/30/2017		100	148
11.500% due 10/10/2018 (c)		100	165
Bankia S.A.
4.500% due 04/26/2022		600	961
BPE Financiaciones S.A.
2.500% due 02/01/2017		200	281
2.875% due 05/19/2016		300	421

			2,495

SOVEREIGN ISSUES 3.4%
Autonomous Community of Catalonia
3.875% due 04/07/2015		600	841
4.950% due 02/11/2020		1,400	2,155
Spain Government International Bond
3.800% due 04/30/2024		2,600	3,905
Xunta de Galicia
5.763% due 04/03/2017		600	931

			7,832

Total Spain (Cost $9,789)			10,327

SUPRANATIONAL 1.6%

CORPORATE BONDS & NOTES 1.6%
European Financial Stability Facility
1.750% due 10/29/2020	EUR	1,300	1,875
3.375% due 07/05/2021		1,200	1,910

Total Supranational (Cost $3,471)			3,785

SWEDEN 0.2%

CORPORATE BONDS & NOTES 0.2%
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$400	397

Total Sweden (Cost $396)			397

SWITZERLAND 0.7%

CORPORATE BONDS & NOTES 0.7%
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		$200	202
UBS AG
7.250% due 02/22/2022		1,250	1,372

Total Switzerland (Cost $1,551)			1,574

UNITED KINGDOM 9.6%

BANK LOAN OBLIGATIONS 0.2%
Alliance Boots Holdings Ltd.
3.561% due 07/10/2017	EUR	400	549

CORPORATE BONDS & NOTES 3.8%
Barclays Bank PLC
7.625% due 11/21/2022		$1,600	1,824
10.000% due 05/21/2021	GBP	500	1,130
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	400	599
FCE Bank PLC
1.625% due 09/09/2016		100	140

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 05/12/2016	EUR	800	$1,119
4.750% due 01/19/2015		100	140
5.125% due 11/16/2015	GBP	100	179
LBG Capital PLC
3.363% due 03/12/2020	EUR	100	135
15.000% due 12/21/2019	GBP	300	747
15.000% due 12/21/2019	EUR	450	955
Lloyds Bank PLC
1.257% due 04/29/2016	GBP	915	1,566
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)		200	365

			8,899

MORTGAGE-BACKED SECURITIES 3.9%
Aggregator of Loans Backed by Assets
2.993% due 05/25/2051		287	499
Alba PLC
0.719% due 11/25/2042		516	826
Bluestone Securities PLC
0.733% due 06/09/2044		384	634
Darrowby PLC
2.228% due 02/20/2044		236	412
Gemgarto
3.476% due 05/14/2045		193	338
Gosforth Funding PLC
1.328% due 11/18/2049		499	862
Great Hall Mortgages PLC
0.361% due 06/18/2039		$349	333
Leek Finance PLC
0.833% due 12/21/2037	GBP	497	890
Leofric PLC
2.229% due 05/26/2050		234	407
Nemus Arden PLC
0.755% due 02/15/2020		743	1,249
Newgate Funding PLC
0.688% due 12/15/2050		634	1,063
RMAC PLC
0.955% due 12/12/2036		360	596
Southern Pacific Financing PLC
0.714% due 06/10/2043		564	939

			9,048

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
0.125% due 03/22/2024 (b)		844	1,495
3.250% due 01/22/2044		1,500	2,485

			3,980

Total United Kingdom (Cost $21,410)			22,476

UNITED STATES 16.7%

ASSET-BACKED SECURITIES 2.9%
Accredited Mortgage Loan Trust
0.282% due 02/25/2037		$137	131
0.430% due 04/25/2036		300	251
Argent Securities Trust
0.302% due 07/25/2036		458	192
0.312% due 05/25/2036		774	290
Bear Stearns Asset-Backed Securities Trust
0.472% due 01/25/2047		300	268
Countrywide Asset-Backed Certificates
0.252% due 08/25/2037		147	146
0.292% due 07/25/2037		500	381
0.537% due 11/25/2035		136	129
0.872% due 07/25/2034		400	378

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.644% due 04/25/2036		$200	$203
5.255% due 07/25/2036		247	244
Credit-Based Asset Servicing and Securitization LLC
4.211% due 03/25/2037 ^		363	224
First Franklin Mortgage Loan Trust
1.425% due 07/25/2034		300	257
GSAA Home Equity Trust
0.602% due 08/25/2037		144	124
GSAMP Trust
0.542% due 01/25/2036		500	385
Home Equity Mortgage Loan Asset-Backed Trust
0.392% due 04/25/2047		400	233
MASTR Asset-Backed Securities Trust
0.362% due 05/25/2037		500	360
Morgan Stanley ABS Capital, Inc. Trust
0.382% due 10/25/2036		800	553
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		67	60
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.982% due 01/25/2036		200	180
People's Choice Home Loan Securities Trust
1.097% due 05/25/2035 ^		600	358
Residential Asset Securities Corp. Trust
0.402% due 04/25/2037		400	349
0.552% due 12/25/2035		700	635
Structured Asset Securities Corp. Mortgage Loan Trust
0.312% due 03/25/2036		158	151
Wachovia Mortgage Loan Trust LLC
0.812% due 10/25/2035		200	179

			6,661

BANK LOAN OBLIGATIONS 0.3%
H.J. Heinz Co.
3.500% due 06/05/2020		594	599

CORPORATE BONDS & NOTES 2.3%
Bank of America Corp.
1.049% due 03/28/2018	EUR	700	945
Chesapeake Energy Corp.
3.479% due 04/15/2019		$100	101
CIT Group, Inc.
4.750% due 02/15/2015		300	307
HCA, Inc.
6.500% due 02/15/2016		100	108
International Lease Finance Corp.
5.750% due 05/15/2016		400	429
8.625% due 09/15/2015		300	325
JPMorgan Chase Bank N.A.
0.647% due 06/02/2017		1,600	1,602
New York Life Global Funding
1.125% due 03/01/2017		100	100
SLM Corp.
5.000% due 12/15/2015 (d)	HKD	1,000	132
5.050% due 11/14/2014		$100	102
Sprint Communications, Inc.
6.000% due 12/01/2016		600	655
WM Covered Bond Program
4.000% due 11/26/2016	EUR	350	517

			5,323

MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Funding Corp.
0.363% due 04/20/2047		$364	277
6.000% due 07/25/2037 ^		211	163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chase Mortgage Finance Trust
2.649% due 03/25/2037	$182	$154
Citigroup Mortgage Loan Trust, Inc.
5.354% due 04/25/2037	178	159
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036	166	147
Credit Suisse Mortgage Capital Certificates
2.624% due 02/26/2036	165	159
CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^	241	193
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036	188	154
IndyMac Mortgage Loan Trust
2.401% due 11/25/2035	258	221
JPMorgan Alternative Loan Trust
3.260% due 12/25/2036	178	161
Merrill Lynch Mortgage Investors Trust
2.778% due 03/25/2036 ^	326	229
Morgan Stanley Mortgage Loan Trust
2.798% due 09/25/2035	216	182
4.984% due 05/25/2036	213	172
PHH Alternative Mortgage Trust
6.000% due 05/25/2037	174	148
Prime Mortgage Trust
6.000% due 06/25/2036	182	161
Residential Accredit Loans, Inc. Trust
0.282% due 02/25/2037	201	172
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	168	149
6.000% due 06/25/2037	156	143
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 06/25/2037	209	185
Structured Asset Mortgage Investments Trust
0.382% due 02/25/2036	72	62
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	225	225

		3,616

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
2.500% due 06/01/2028	735	748
3.000% due 08/01/2042	254	251
3.500% due 12/01/2042 - 08/01/2043	3,813	3,928
4.500% due 04/01/2039	1,036	1,122

		6,049

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Bonds
3.625% due 02/15/2044 (g)	3,500	3,686
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (g)	2,304	2,320
0.125% due 07/15/2022	7,989	8,042
0.125% due 01/15/2023	1,335	1,330
U.S. Treasury Notes
2.500% due 08/15/2023 (g)	900	905

		16,283

Total United States (Cost $38,351)		38,531

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$200	200

Total Virgin Islands (British) (Cost $198)		200

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.9%

CERTIFICATES OF DEPOSIT 1.2%
Intesa Sanpaolo SpA
1.608% due 04/11/2016		$1,400	$1,414
1.650% due 04/07/2015		1,500	1,503

			2,917

REPURCHASE AGREEMENTS (e) 0.4%
			896

GREECE TREASURY BILLS 0.9%
3.143% due 10/10/2014	EUR	1,600	2,182

U.S. TREASURY BILLS 0.4%
0.065% due 08/21/2014 - 10/16/2014 (a)(g)(i)		$854	854

Total Short-Term Instruments (Cost $6,839)			6,849

Total Investments in Securities (Cost $213,759)			218,059

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio	601,383	$6,017

Total Short-Term Instruments (Cost $6,017)		6,017

Total Investments in Affiliates (Cost $6,017)		6,017

Total Investments 96.4% (Cost $219,776)		$224,076

Financial Derivative Instruments (f)(h) 0.4% (Cost or Premiums, net $240)		913

Other Assets and Liabilities, net 3.2%		7,414

Net Assets 100.0%		$232,403

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	5.000%	12/15/2015	03/06/2014	$131	$132	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$896	Freddie Mac 2.000% due 01/30/2023	$(918)	$896	$896

Total Repurchase Agreements						$(918)	$896	$896

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$896	$0	$0	$0	$896	$(918)	$(22)

Total Borrowings and Other Financing Transactions	$896	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2016	30	$88	$1	$ (1)
3-Month Euribor June Futures	Long	06/2017	24	5	2	(2)
3-Month Euribor March Futures	Long	03/2017	24	3	1	(2)
3-Month Euribor September Futures	Long	09/2016	30	84	1	(1)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	21	(6)	4	(1)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	4	(1)	0	0
Euro-Bund 10-Year Bond September Futures	Long	09/2014	235	426	29	(67)
Euro-Buxl 30-Year Bond September Futures	Short	09/2014	9	(23)	0	(3)
Put Options Strike @ EUR 143.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	21	5	0	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	4	0	0	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	74	7	6	0

Total Futures Contracts				$588	$44	$(77)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
iTraxx Europe 21 5-Year Index	(1.000%	)	06/20/2019	EUR	300	$(8)	$0	$1	$0
iTraxx Europe Senior 21 5-Year Index	(1.000%	)	06/20/2019		8,400	(183)	24	24	0

						$(191)	$24	$25	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$9,000	$1,082	$187	$0	$(7)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	38,500	$(8)	$(4)	$0	$0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024	$	3,700	(134)	(127)	0	(7)
Pay	3-Month USD-LIBOR	3.750%	06/18/2044		3,100	277	107	19	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	600	18	12	2	0
Pay	6-Month AUD-BBR-BBSW	4.750%	06/18/2024		300	20	18	1	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR	4,900	180	159	0	(3)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		5,300	(352)	(320)	6	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		9,100	(1,574)	(921)	0	(6)
Receive	6-Month GBP-LIBOR	1.500%	09/17/2016	GBP	10,300	1	3	3	0
Pay	6-Month GBP-LIBOR	3.000%	09/17/2024		200	5	0	0	(1)
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		1,000	(79)	(54)	10	0
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	140,000	(13)	(44)	0	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		280,000	(91)	(40)	0	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		160,000	22	33	0	(1)

						$(1,728)	$(1,178)	$41	$(18)

Total Swap Agreements						$(837)	$(967)	$66	$(25)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $3,040 and cash of $1,081 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$44	$66	$110	$0	$(77)	$(26)	$(103)

(5)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	PLN	326	$	107	$0	$0
	07/2014	$	152	TRY	323	0	0
	07/2014		2,490	TWD	75,729	48	0
	08/2014	EUR	354	$	482	0	(3)
	08/2014	$	177	EUR	130	1	0

BPS	07/2014	BRL	350	$	155	0	(4)
	07/2014	$	153	BRL	350	6	0
	07/2014		55	IDR	641,480	0	(1)
	07/2014		125	INR	7,536	0	0
	07/2014		242	MXN	3,169	2	0
	08/2014	EUR	1,468	$	1,999	0	(12)
	08/2014	GBP	762		1,282	0	(22)
	08/2014	$	3,750	EUR	2,766	39	0
	10/2014	MXN	29,882	$	2,272	0	(14)

BRC	07/2014	BRL	21,359		9,595	18	(90)
	07/2014	EUR	1,255		1,712	0	(6)
	07/2014	HKD	543		70	0	0
	07/2014	$	9,530	BRL	21,359	137	0
	07/2014		2,285	INR	135,519	0	(37)
	07/2014		109	MXN	1,416	0	0
	07/2014		3,469	PLN	10,570	5	0
	07/2014		85	TRY	181	0	0
	08/2014	BRL	207	$	93	0	0
	08/2014	EUR	4,470		6,067	0	(55)
	08/2014	GBP	4,322		7,270	0	(124)
	08/2014	$	2,689	CHF	2,394	12	0
	08/2014		246	EUR	180	1	0
	08/2014		13	IDR	155,293	0	0
	08/2014		14,701	JPY	1,488,759	0	0
	08/2014		372	NOK	2,220	0	(10)
	08/2014		4,385	RUB	154,176	112	0
	10/2014	ZAR	2,379	$	220	0	0

CBK	07/2014	BRL	2,898		1,316	4	0
	07/2014	INR	17,996		294	0	(5)
	07/2014	KRW	414,965		398	0	(12)
	07/2014	$	1,294	BRL	2,898	18	0
	07/2014		219	INR	13,421	4	0
	07/2014		174	KRW	185,773	9	0
	07/2014		1,127	PHP	50,878	39	0
	08/2014	EUR	1,681	$	2,289	0	(13)
	08/2014	GBP	67		114	0	(1)
	08/2014	$	5,585	EUR	4,100	31	(1)
	08/2014		305	GBP	182	7	0
	09/2014		1,209	SGD	1,515	6	0

DUB	07/2014	KRW	574,775	$	565	0	(3)
	07/2014	$	21,863	DKK	119,761	132	0
	07/2014		263	IDR	3,114,415	0	(1)
	07/2014		1,168	INR	69,566	0	(14)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2014	$	1,144	KRW	1,174,888	$16	$0
	08/2014	EUR	4,642	$	6,338	0	(20)
	08/2014	GBP	600		1,008	0	(19)
	08/2014	$	3,264	CAD	3,567	75	0
	08/2014		219	IDR	2,513,171	0	(8)
	09/2014		168		2,012,661	0	(1)
	09/2014		352	PEN	994	0	0
	10/2014	DKK	119,761	$	21,874	0	(133)
	10/2014	$	1,673	COP	3,276,585	58	0

FBF	07/2014	CNY	611	$	99	0	0
	07/2014	$	221	IDR	2,525,334	0	(8)
	07/2014		1,849	THB	60,175	4	0
	08/2014	EUR	741	$	1,004	0	(11)
	08/2014	$	3,109	EUR	2,277	10	0
	10/2014	BRL	950	$	410	0	(9)

GLM	07/2014	DKK	53,400		9,759	0	(49)
	07/2014	$	576	RON	1,872	7	0
	08/2014	EUR	1,917	$	2,594	0	(31)
	08/2014	$	15,232	EUR	11,227	144	0
	08/2014		3,462	GBP	2,041	30	0
	08/2014		3,973	MXN	52,337	46	0
	08/2014		1,894	SEK	12,470	0	(29)
	10/2014	BRL	1,489	$	643	0	(14)
	10/2014	MXN	14,544		1,107	0	(6)

HUS	09/2014	$	1,238	ILS	4,305	16	0
	10/2014		2,006	ZAR	22,120	37	0

JPM	07/2014	BRL	5,227	$	2,335	0	(31)
	07/2014	INR	7,397		120	0	(3)
	07/2014	KRW	212,155		203	0	(7)
	07/2014	MYR	650		199	0	(3)
	07/2014	THB	3,118		96	0	0
	07/2014	$	2,373	BRL	5,227	0	(8)
	07/2014		1,235	CZK	24,496	0	(13)
	07/2014		1,145	INR	68,150	0	(15)
	07/2014		2,013	TRY	4,290	6	0
	08/2014	DKK	170	$	31	0	0
	08/2014	EUR	572		774	0	(10)
	08/2014	$	2,314	BRL	5,227	30	0
	08/2014		2,520	EUR	1,840	0	0
	08/2014		4,860	RUB	169,302	78	0

MSC	07/2014	BRL	63	$	28	0	(1)
	07/2014	KRW	194,091		186	0	(5)
	07/2014	$	29	BRL	63	0	0
	08/2014		1,197	CLP	673,493	15	0

RBC	07/2014	TWD	3,613	$	120	0	(1)
	08/2014	GBP	913		1,532	0	(29)
	08/2014	MXN	4,424		334	0	(5)
	09/2014	$	792	MXN	10,299	0	(3)

SCX	07/2014		799	MYR	2,658	28	0

SOG	07/2014		2,362	AUD	2,558	50	0
	08/2014	EUR	247	$	336	0	(2)

UAG	07/2014	BRL	9,917		4,405	0	(82)
	07/2014	DKK	66,363		12,240	51	0
	07/2014	$	4,503	BRL	9,917	0	(13)
	07/2014		2,966	CNY	18,342	4	0
	07/2014		1,167	HKD	9,056	1	0
	07/2014		280	IDR	3,254,658	0	(6)
	07/2014		2,994	INR	187,655	118	0
	07/2014		4,234	KRW	4,601,555	310	0
	08/2014	EUR	30,679	$	42,085	72	(3)
	08/2014	$	180	IDR	2,142,244	0	(1)

Total Forward Foreign Currency Contracts						$1,837	$(1,007)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/18/2015	GBP	5,200	$25	$8
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/19/2015		5,400	25	8
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	490,000	108	33

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.210%	02/13/2015	GBP	11,900	52	20

								$210	$69

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC USD versus BRL	BRL	2.410	02/19/2015	$	400	$7	$21

Total Purchased Options							$217	$90

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.940%	02/18/2015	GBP	10,400	$(24)	$(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.950%	02/19/2015		10,800	(25)	(5)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	09/08/2014		2,000	(4)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/08/2014		2,000	(14)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	490,000	(38)	(9)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	09/08/2014	GBP	1,500	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/08/2014		1,500	(11)	(5)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.970%	02/13/2015		23,800	(52)	(13)

								$(170)	$(44)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$	200	$(1)	$0

BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	1,600	(5)	(1)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		800	(3)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		400	(1)	0

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		800	(2)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		500	(2)	0

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.900%	09/17/2014		6,500	(20)	(6)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		1,900	(6)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		700	(3)	0

							$(43)	$(10)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	$400	$(22)	$(17)

DUB	Call - OTC USD versus BRL	BRL	2.937	02/19/2015	400	(10)	(2)

FBF	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	300	(15)	(12)

						$(47)	$(31)

Total Written Options						$(260)	$(85)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Premiums
Balance at Beginning of Period	$54,600	EUR	36,700	GBP	0	JPY	490,000	$(328)
Sales	3,200		37,000		52,000		0	(361)
Closing Buys	0		(20,500)		0		0	116
Expirations	(56,500)		(23,700)		0		0	282
Exercised	0		(16,300)		0		0	31

Balance at End of Period	$1,300	EUR	13,200	GBP	52,000	JPY	490,000	$(260)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$	300	$(13)	$9	$0	$(4)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,100	(40)	7	0	(33)
	South Africa Government International Bond	1.000%	03/20/2019	1.644%		300	(14)	5	0	(9)

BPS	South Africa Government International Bond	1.000%	03/20/2019	1.644%		600	(28)	11	0	(17)

BRC	China Government International Bond	1.000%	03/20/2019	0.676%		2,000	7	23	30	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		400	(7)	9	2	0

CBK	BBVA Senior Finance S.A.U.	3.000%	06/20/2019	0.862%	EUR	600	85	1	86	0
	China Government International Bond	1.000%	03/20/2019	0.676%	$	1,000	3	12	15	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		800	(20)	24	4	0
	Santander International Debt S.A.U.	3.000%	06/20/2019	0.856%	EUR	800	114	1	115	0
	South Africa Government International Bond	1.000%	03/20/2019	1.644%	$	400	(18)	7	0	(11)

DUB	Italy Government International Bond	1.000%	03/20/2019	0.887%		800	(15)	19	4	0

FBF	China Government International Bond	1.000%	12/20/2016	0.299%		100	(5)	7	2	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%		100	(10)	11	1	0

HUS	Italy Government International Bond	1.000%	03/20/2019	0.887%		700	(13)	17	4	0

JPM	China Government International Bond	1.000%	12/20/2016	0.299%		400	(19)	27	8	0
	China Government International Bond	1.000%	03/20/2019	0.676%		100	0	1	1	0

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%		2,000	(75)	47	0	(28)
	China Government International Bond	1.000%	12/20/2016	0.299%		100	(5)	7	2	0
	Export-Import Bank of China	1.000%	09/20/2016	0.590%		100	(3)	4	1	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		100	(2)	2	0	0

UAG	Export-Import Bank of China	1.000%	06/20/2016	0.574%		200	(4)	6	2	0

							$(82)	$257	$277	$(102)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BRC	CDX.EM-15 5-Year Index	5.000%	06/20/2016	$ 2,500	$344	$(220)	$124	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/15/2016	EUR	14,935	$	20,759	$37	$(338)	$0	$(301)

								$37	$(338)	$0	$(301)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	15,000	$(3)	$(7)	$0	$(10)

CBK	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019		38,300	(9)	(17)	0	(26)

GST	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019		22,000	0	(15)	0	(15)

HUS	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	26,100	(4)	128	124	0

							$(16)	$89	$124	$(51)

Total Swap Agreements							$283	$(212)	$525	$(454)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $20 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$49	$0	$0	$49	$(3)	$(17)	$(46)	$(66)	$(17)	$20	$3
BPS	47	0	0	47	(53)	(1)	(17)	(71)	(24)	0	(24)
BRC	285	0	156	441	(322)	0	(10)	(332)	109	0	109
CBK	118	0	220	338	(32)	(1)	(37)	(70)	268	(260)	8
DUB	281	70	4	355	(199)	(28)	(301)	(528)	(173)	0	(173)
FBF	14	0	3	17	(28)	(12)	0	(40)	(23)	0	(23)
GLM	227	0	0	227	(129)	(5)	0	(134)	93	0	93
GST	0	0	0	0	0	(1)	(15)	(16)	(16)	0	(16)
HUS	53	0	128	181	0	0	0	0	181	0	181
JPM	114	20	9	143	(90)	(20)	0	(110)	33	0	33
MSC	15	0	0	15	(6)	0	0	(6)	9	0	9
MYC	0	0	3	3	0	0	(28)	(28)	(25)	(25)	(50)
RBC	0	0	0	0	(38)	0	0	(38)	(38)	0	(38)
SCX	28	0	0	28	0	0	0	0	28	0	28
SOG	50	0	0	50	(2)	0	0	(2)	48	0	48
UAG	556	0	2	558	(105)	0	0	(105)	453	(850)	(397)

Total Over the Counter	$1,837	$90	$525	$2,452	$(1,007)	$(85)	$(454)	$(1,546)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$44	$44
Swap Agreements	0	25	0	0	41	66

	$0	$25	$0	$0	$85	$110

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,837	$0	$1,837
Purchased Options	0	0	0	21	69	90
Swap Agreements	0	401	0	0	124	525

	$0	$401	$0	$1,858	$193	$2,452

	$0	$426	$0	$1,858	$278	$2,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$77	$77
Swap Agreements	0	7	0	0	18	25

	$0	$7	$0	$0	$95	$102

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,007	$0	$1,007
Written Options	0	10	0	31	44	85
Swap Agreements	0	102	0	301	51	454

	$0	$112	$0	$1,339	$95	$1,546

	$0	$119	$0	$1,339	$190	$1,648

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$917	$917
Swap Agreements	0	9	0	0	(370)	(361)

	$0	$9	$0	$0	$547	$556

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,304)	$0	$(1,304)
Purchased Options	0	0	0	(77)	(45)	(122)
Written Options	0	20	0	18	316	354
Swap Agreements	0	559	0	913	94	1,566

	$0	$579	$0	$(450)	$365	$494

	$0	$588	$0	$(450)	$912	$1,050

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,709	$1,709
Swap Agreements	0	269	0	0	(1,176)	(907)

	$0	$269	$0	$0	$533	$802

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,393	$0	$2,393
Purchased Options	0	0	0	75	(147)	(72)
Written Options	0	32	0	17	96	145
Swap Agreements	0	138	0	(1,020)	419	(463)

	$0	$170	$0	$1,465	$368	$2,003

	$0	$439	$0	$1,465	$901	$2,805

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$1,087	$0	$1,087
Belgium
Corporate Bonds & Notes	0	2,058	0	2,058
Brazil
Corporate Bonds & Notes	0	1,902	0	1,902
Sovereign Issues	0	5,403	0	5,403
Canada
Corporate Bonds & Notes	0	1,536	0	1,536
Sovereign Issues	0	5,311	0	5,311
Cayman Islands
Corporate Bonds & Notes	0	409	0	409
Colombia
Corporate Bonds & Notes	0	789	0	789
Denmark
Corporate Bonds & Notes	0	22,911	0	22,911
France
Corporate Bonds & Notes	0	9,478	0	9,478
Sovereign Issues	0	3,208	0	3,208
Germany
Corporate Bonds & Notes	0	9,019	0	9,019
Sovereign Issues	0	17,699	0	17,699
Hong Kong
Corporate Bonds & Notes	0	616	0	616
India
Corporate Bonds & Notes	0	945	0	945
Indonesia
Sovereign Issues	0	1,143	0	1,143
Ireland
Asset-Backed Securities	0	1,136	0	1,136
Corporate Bonds & Notes	0	4,510	0	4,510
Mortgage-Backed Securities	0	1,257	0	1,257
Italy
Asset-Backed Securities	0	1,034	0	1,034
Corporate Bonds & Notes	0	2,527	0	2,527
Mortgage-Backed Securities	0	2,214	0	2,214
Sovereign Issues	0	3,512	0	3,512
Jersey, Channel Islands
Mortgage-Backed Securities	0	633	0	633
Luxembourg
Corporate Bonds & Notes	0	2,204	0	2,204
Malaysia
Sovereign Issues	0	679	0	679
Mexico
Corporate Bonds & Notes	0	1,260	0	1,260
Sovereign Issues	0	6,823	0	6,823
Netherlands
Asset-Backed Securities	0	1,520	0	1,520
Corporate Bonds & Notes	0	10,105	0	10,105
Norway
Corporate Bonds & Notes	0	199	0	199
Russia
Corporate Bonds & Notes	0	862	0	862
Slovenia
Sovereign Issues	0	7,812	0	7,812

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
South Korea
Sovereign Issues	$0	$2,119	$0	$2,119
Spain
Corporate Bonds & Notes	0	2,495	0	2,495
Sovereign Issues	0	7,832	0	7,832
Supranational
Corporate Bonds & Notes	0	3,785	0	3,785
Sweden
Corporate Bonds & Notes	0	397	0	397
Switzerland
Corporate Bonds & Notes	0	1,574	0	1,574
United Kingdom
Bank Loan Obligations	0	549	0	549
Corporate Bonds & Notes	0	8,899	0	8,899
Mortgage-Backed Securities	0	9,048	0	9,048
Sovereign Issues	0	3,980	0	3,980
United States
Asset-Backed Securities	0	6,661	0	6,661
Bank Loan Obligations	0	599	0	599
Corporate Bonds & Notes	0	5,323	0	5,323
Mortgage-Backed Securities	0	3,616	0	3,616
U.S. Government Agencies	0	6,049	0	6,049
U.S. Treasury Obligations	0	16,283	0	16,283
Virgin Islands (British)
Corporate Bonds & Notes	0	200	0	200
Short-Term Instruments
Certificates of Deposit	0	2,917	0	2,917
Repurchase Agreements	0	896	0	896
Greece Treasury Bills	0	2,182	0	2,182
U.S. Treasury Bills	0	854	0	854
	$0	$218,059	$0	$218,059

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,017	0	0	6,017

Total Investments	$6,017	$218,059	$0	$224,076

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	66	0	110
Over the counter	0	2,452	0	2,452
	$44	$2,518	$0	$2,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(25)	0	(102)
Over the counter	0	(1,546)	0	(1,546)
	$(77)	$(1,571)	$0	$(1,648)

Totals	$5,984	$219,006	$0	$224,990

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition.

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments.

Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower.

Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at June 30, 2014 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
Global Advantage® Strategy Bond Portfolio	$12,048	$105,216	$(111,250)	$2	$1	$6,017	$17	$0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in

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unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Notes to Financial Statements (Cont.)

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to

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perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e. yield) movements. At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, has historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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Notes to Financial Statements (Cont.)

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and

U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for the Administrative Class is charged at an annual rate of 0.40%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for the Administrative Class is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2014, the remaining recoverable amount to PIMCO was $4,065.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,393	$5,356	$142,791	$137,944

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	1,899	$18,829	5,705	$56,675
Issued as reinvestment of distributions
Administrative Class	234	2,345	404	4,003
Cost of shares redeemed
Administrative Class	(3,721)	(37,137)	(1,438)	(14,056)
Net increase (decrease) resulting from Portfolio share transactions	(1,588)	$(15,963)	4,671	$46,622

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 86% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 37% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$219,784	$5,928	$(1,636)	$4,292

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	EONIA	Euro OverNight Index Average	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT24SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	40.8%
Short-Term Instruments	11.6%
Italy	11.2%
Spain	7.3%
Brazil	6.8%
France	6.2%
Other	16.1%
‡	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (01/10/2002)
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	6.14%	5.57%	6.90%	5.65%	7.13%
JPMorgan GBI Global FX NY Index Unhedged in USD±	5.18%	6.40%	3.79%	4.95%	6.45%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.93% for Administrative Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,061.40	$1,020.28
Expenses Paid During Period†	$4.65	$4.56
Net Annualized Expense Ratio	0.91%	0.91%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and may be denominated in major foreign currencies, baskets of foreign currencies (such as the Euro), or U.S. dollar.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain during the second quarter of 2014 contributed to relative performance as Spanish sovereign spreads over German Bunds tightened during this period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) contributed to performance as prices of these securities generally rose during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as the currency appreciated versus the U.S. dollar during the reporting period.

»	Short exposure to Agency MBS in the second half of the reporting period detracted from performance as spreads for the sector tightened during this period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$12.34		$13.72	$13.83	$13.49	$12.72	$12.25
Net investment income (a)	0.16		0.35	0.43	0.49	0.45	0.47
Net realized/unrealized gain (loss)	0.60		(1.50)	0.52	0.52	1.01	1.59
Total income (loss) from investment operations	0.76		(1.15)	0.95	1.01	1.46	2.06
Dividends from net investment income	(0.14)		(0.14)	(0.23)	(0.36)	(0.36)	(0.40)
Distributions from net realized capital gains	0.00		(0.09)	(0.83)	(0.31)	(0.33)	(1.19)
Total distributions	(0.14)		(0.23)	(1.06)	(0.67)	(0.69)	(1.59)
Net asset value end of year or period	$12.96		$12.34	$13.72	$13.83	$13.49	$12.72
Total return	6.14%		(8.48)%	6.94%	7.56%	11.64%	16.83%
Net assets end of year or period (000s)	$283,668		$281,002	$456,831	$435,246	$479,848	$532,730
Ratio of expenses to average net assets	0.91	%*	0.93%	0.91%	0.90%	0.91%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	2.52	%*	2.72%	2.99%	3.49%	3.37%	3.68%
Portfolio turnover rate	241	%**	335%**	362%**	506%**	849%**	624%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$347,403
Financial Derivative Instruments
Exchange-traded or centrally cleared	114
Over the counter	4,657
Cash	313
Deposits with counterparty	417
Foreign currency, at value	1,607
Receivable for investments sold	69,012
Receivable for Portfolio shares sold	213
Interest and dividends receivable	2,528
426,264

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$45,139
Financial Derivative Instruments
Exchange-traded or centrally cleared	175
Over the counter	4,281
Payable for investments purchased	44,360
Deposits from counterparty	1,635
Payable for Portfolio shares redeemed	128
Accrued investment advisory fees	65
Accrued supervisory and administrative fees	130
Accrued distribution fees	8
Accrued servicing fees	34
95,955

Net Assets	$330,309

Net Assets Consist of:
Paid in capital	$309,222
(Overdistributed) net investment income	(351)
Accumulated undistributed net realized gain	7,887
Net unrealized appreciation	13,551
$330,309

Net Assets:
Institutional Class	$6,787
Administrative Class	283,668
Advisor Class	39,854

Shares Issued and Outstanding:
Institutional Class	524
Administrative Class	21,893
Advisor Class	3,076

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.96
Administrative Class	12.96
Advisor Class	12.96

Cost of Investments in Securities	$335,458
Cost of Foreign Currency Held	$1,600
Proceeds Received on Short Sales	$44,948
Cost or Premiums of Financial Derivative Instruments, net	$(930)

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$5,546
Dividends	9
Total Income	5,555

Expenses:
Investment advisory fees	404
Supervisory and administrative fees	807
Servicing fees - Administrative Class	209
Distribution and/or servicing fees - Advisor Class	47
Trustee fees	1
Interest expense	12
Total Expenses	1,480

Net Investment Income	4,075

Net Realized Gain (Loss):
Investments in securities	1,706
Exchange-traded or centrally cleared financial derivative instruments	(3,484)
Over the counter financial derivative instruments	1,798
Foreign currency	(408)
Net Realized (Loss)	(388)

Net Change in Unrealized Appreciation:
Investments in securities	7,637
Exchange-traded or centrally cleared financial derivative instruments	4,217
Over the counter financial derivative instruments	3,418
Foreign currency assets and liabilities	374
Net Change in Unrealized Appreciation	15,646
Net Gain	15,258

Net Increase in Net Assets Resulting from Operations	$19,333

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,075	$11,820
Net realized (loss)	(388)	(18,176)
Net change in unrealized appreciation (depreciation)	15,646	(32,810)
Net increase resulting from operations	19,333	(39,166)

Distributions to Shareholders:
From net investment income
Institutional Class	(73)	(76)
Administrative Class	(2,988)	(4,338)
Advisor Class	(392)	(352)
From net realized capital gains
Institutional Class	0	(42)
Administrative Class	0	(1,983)
Advisor Class	0	(257)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	0
Advisor Class	0	0

Total Distributions	(3,453)	(7,048)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(9,289)	(132,815)

Total Increase (Decrease) in Net Assets	6,591	(179,029)

Net Assets:
Beginning of period	323,718	502,747
End of period*	$330,309	$323,718

* Including (overdistributed) net investment income of:	$(351)	$(973)

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.2%

AUSTRALIA 0.2%

MORTGAGE-BACKED SECURITIES 0.2%
Puma Finance Ltd.
0.367% due 02/21/2038		$121	$120
3.075% due 08/22/2037	AUD	168	159
Swan Trust
0.383% due 05/12/2037		$155	155
2.967% due 05/12/2037	AUD	213	201
Torrens Trust
3.080% due 10/19/2038		191	180

Total Australia (Cost $816)			815

BELGIUM 0.3%

CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023		$800	915

Total Belgium (Cost $887)			915

BRAZIL 7.2%

CORPORATE BONDS & NOTES 2.3%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$200	209
4.500% due 04/06/2015		1,100	1,127
Banco Votorantim S.A.
5.250% due 02/11/2016		100	105
BM&FBovespa S.A.
5.500% due 07/16/2020		300	328
BRF S.A.
5.875% due 06/06/2022		2,700	2,929
CSN Islands Corp.
6.875% due 09/21/2019		200	213
Petrobras Global Finance BV
3.112% due 03/17/2020		1,600	1,648
4.875% due 03/17/2020		1,000	1,030

			7,589

SOVEREIGN ISSUES 4.9%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	33,000	13,446
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,700	705
10.000% due 01/01/2025		4,700	1,862

			16,013

Total Brazil (Cost $22,716)			23,602

CAYMAN ISLANDS 0.7%

ASSET-BACKED SECURITIES 0.7%
BlueMountain CLO Ltd.
0.461% due 11/15/2017		$61	61
Gallatin CLO Ltd.
1.432% due 07/15/2023		800	802
Golden Knight CDO Corp.
0.466% due 04/15/2019		523	521
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		800	800

Total Cayman Islands (Cost $2,180)			2,184

FRANCE 6.5%

SOVEREIGN ISSUES 6.5%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$1,700	1,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
France Government Bond
1.000% due 05/25/2018	EUR	8,600	$12,080
4.500% due 04/25/2041		4,100	7,650

Total France (Cost $20,744)			21,495

GERMANY 0.7%

SOVEREIGN ISSUES 0.7%
Free State of Bavaria
3.500% due 01/27/2016	EUR	749	1,080
Republic of Germany
1.500% due 02/15/2023		800	1,138

Total Germany (Cost $2,098)			2,218

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$363	390

Total Guernsey, Channel Islands (Cost $363)			390

IRELAND 0.3%

CORPORATE BONDS & NOTES 0.3%
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	1,052

Total Ireland (Cost $1,055)			1,052

ITALY 11.8%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.423% due 12/12/2028	EUR	48	66

CORPORATE BONDS & NOTES 0.1%
Banca Carige SpA
3.875% due 10/24/2018		200	295

MORTGAGE-BACKED SECURITIES 0.5%
Claris ABS
0.794% due 10/31/2060		1,147	1,540

SOVEREIGN ISSUES 11.2%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)		2,064	3,041
2.350% due 09/15/2024 (c)		1,814	2,662
4.500% due 05/01/2023		7,500	11,818
4.500% due 03/01/2024		1,800	2,836
4.750% due 09/01/2021		800	1,290
5.500% due 09/01/2022		2,900	4,879
5.500% due 11/01/2022		6,000	10,081
Italy Government International Bond
5.250% due 09/20/2016		$300	327

			36,934

Total Italy (Cost $37,822)			38,835

JERSEY, CHANNEL ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,887

Total Jersey, Channel Islands (Cost $1,322)			1,887

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.9%

CORPORATE BONDS & NOTES 0.9%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$1,600	$1,742
8.146% due 04/11/2018		300	346
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		800	859

Total Luxembourg (Cost $2,683)			2,947

MEXICO 3.4%

CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$1,500	1,534
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		800	826

			2,360

SOVEREIGN ISSUES 2.7%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	35,700	3,128
7.750% due 05/29/2031		38,130	3,368
7.750% due 11/23/2034		5,800	515
9.500% due 12/18/2014		11,000	874
10.000% due 12/05/2024		10,000	1,031

			8,916

Total Mexico (Cost $11,121)			11,276

NETHERLANDS 1.4%

CORPORATE BONDS & NOTES 1.4%
GMAC International Finance BV
7.500% due 04/21/2015	EUR	900	1,295
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)		2,100	3,034
Waha Aerospace BV
3.925% due 07/28/2020		$325	346

Total Netherlands (Cost $4,639)			4,675

NEW ZEALAND 2.4%

SOVEREIGN ISSUES 2.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	4,300	3,912
5.500% due 04/15/2023		4,200	3,968

Total New Zealand (Cost $7,538)			7,880

NORWAY 1.0%

CORPORATE BONDS & NOTES 1.0%
DNB Bank ASA
3.200% due 04/03/2017		$1,000	1,053
Eksportfinans ASA
2.000% due 09/15/2015		800	801
2.375% due 05/25/2016		200	201
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		500	534
5.500% due 06/26/2017		600	645

Total Norway (Cost $3,270)			3,435

QATAR 1.2%

CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$1,600	1,645

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		$2,400	$2,448

Total Qatar (Cost $4,026)			4,093

SLOVENIA 0.9%

SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,900	2,821

Total Slovenia (Cost $2,555)			2,821

SOUTH KOREA 1.2%

CORPORATE BONDS & NOTES 0.9%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	520
5.875% due 01/14/2015		1,900	1,953
6.460% due 02/27/2017	MXN	5,000	396

			2,869

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		$200	202
7.125% due 04/16/2019		700	864

			1,066

Total South Korea (Cost $3,805)			3,935

SPAIN 7.7%

SOVEREIGN ISSUES 7.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,539
Spain Government International Bond
4.400% due 10/31/2023		2,600	4,093
5.400% due 01/31/2023		11,700	19,695

Total Spain (Cost $24,427)			25,327

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,703

Total United Arab Emirates (Cost $1,490)			1,703

UNITED KINGDOM 1.1%

CORPORATE BONDS & NOTES 0.6%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,400	2,054

SOVEREIGN ISSUES 0.5%
United Kingdom Gilt
3.250% due 01/22/2044	GBP	1,000	1,656

Total United Kingdom (Cost $3,504)			3,710

UNITED STATES 42.9%

ASSET-BACKED SECURITIES 3.5%
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		$1	1
0.852% due 10/25/2031		2	2
Carrington Mortgage Loan Trust
0.202% due 12/25/2036		23	23
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,673	1,874

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.552% due 08/25/2034		$156	$143
0.602% due 04/25/2036		1,000	855
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		25	14
Denver Arena Trust
6.940% due 11/15/2019		21	21
EMC Mortgage Loan Trust
0.602% due 05/25/2043		420	391
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		179	43
JPMorgan Mortgage Acquisition Trust
0.432% due 03/25/2047		1,632	918
Morgan Stanley ABS Capital, Inc. Trust
0.262% due 03/25/2037		1,353	751
0.402% due 08/25/2036		3,250	1,792
0.952% due 07/25/2037		1,206	1,144
Rise Ltd.
4.750% due 02/15/2039 (d)		3,231	3,289
SACO, Inc.
0.552% due 04/25/2035		9	8
Securitized Asset-Backed Receivables LLC Trust
0.202% due 12/25/2036		10	5
SLC Student Loan Trust
0.681% due 06/15/2017		68	69
SLM Student Loan Trust
0.431% due 12/17/2018		26	26
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		20	20
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036		50	23

			11,413

BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		1,782	1,797
HCA, Inc.
2.650% due 05/02/2016		838	839

			2,636

CORPORATE BONDS & NOTES 10.2%
Ally Financial, Inc.
4.625% due 06/26/2015		200	207
6.750% due 12/01/2014		900	922
American International Group, Inc.
6.765% due 11/15/2017	GBP	488	952
8.175% due 05/15/2068		$200	276
Bank of America Corp.
5.750% due 12/01/2017		200	226
7.625% due 06/01/2019		1,400	1,731
Bank of America N.A.
0.531% due 06/15/2017		1,300	1,286
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,000	1,191
Boston Scientific Corp.
6.400% due 06/15/2016		250	276
Citigroup, Inc.
1.584% due 11/30/2017	EUR	200	273
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$520	569
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		775	876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
D.R. Horton, Inc.
6.500% due 04/15/2016		$4,500	$4,894
Denali Borrower LLC
5.625% due 10/15/2020		700	744
Duke Energy Corp.
3.350% due 04/01/2015		100	102
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	118
Ford Motor Credit Co. LLC
8.700% due 10/01/2014		200	204
Goldman Sachs Group, Inc.
0.628% due 07/22/2015		500	500
0.727% due 01/12/2015		700	701
0.834% due 09/29/2014		800	801
6.250% due 09/01/2017		500	570
International Lease Finance Corp.
5.750% due 05/15/2016		500	537
7.125% due 09/01/2018		400	465
8.625% due 09/15/2015		900	976
JPMorgan Chase & Co.
0.744% due 02/15/2017		100	100
0.779% due 04/25/2018		800	801
5.058% due 02/22/2021	CAD	200	196
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	400	546
6.000% due 10/01/2017		$1,000	1,137
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	581
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		800	161
Mohawk Industries, Inc.
6.125% due 01/15/2016		1,000	1,080
Morgan Stanley
0.706% due 10/15/2015		1,000	1,002
0.727% due 04/13/2016	EUR	700	959
Murray Street Investment Trust
4.647% due 03/09/2017		$600	649
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	818
3.750% due 05/11/2017		1,300	1,382
Puget Energy, Inc.
6.500% due 12/15/2020		900	1,086
Southwestern Energy Co.
4.100% due 03/15/2022		300	318
7.500% due 02/01/2018		100	119
UAL Pass-Through Trust
10.400% due 05/01/2018		551	627
UST LLC
5.750% due 03/01/2018		1,000	1,139
Verizon Communications, Inc.
1.761% due 09/15/2016		400	411
1.981% due 09/14/2018		100	106
2.500% due 09/15/2016		300	309
3.650% due 09/14/2018		400	428
4.500% due 09/15/2020		400	441

			33,793

MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035		29	27
American Home Mortgage Assets Trust
0.342% due 05/25/2046		390	296
0.362% due 10/25/2046		505	335
Banc of America Funding Corp.
2.651% due 02/20/2036		459	463
2.734% due 10/20/2046 ^		160	121

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/25/2036	$576	$601
BCAP LLC Trust
0.322% due 01/25/2037 ^	364	277
5.250% due 04/26/2037	2,007	1,903
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	121	123
2.475% due 08/25/2033	20	20
2.483% due 05/25/2034	15	14
2.528% due 10/25/2033	17	18
2.528% due 03/25/2035	41	42
2.654% due 05/25/2034	55	53
2.936% due 05/25/2047 ^	484	414
3.196% due 11/25/2034	13	13
Bear Stearns Alt-A Trust
2.562% due 11/25/2035 ^	220	173
2.699% due 08/25/2036 ^	266	203
2.790% due 09/25/2035	181	160
Bear Stearns Structured Products, Inc.
2.488% due 12/26/2046	149	105
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.332% due 07/25/2036	112	97
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033	1,600	1,606
5.898% due 12/10/2049	400	404
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	65	66
2.500% due 10/25/2035	1,585	1,561
Countrywide Alternative Loan Trust
0.322% due 01/25/2037 ^	688	608
0.333% due 02/20/2047	318	239
0.348% due 12/20/2046	638	493
0.363% due 03/20/2046	189	147
0.363% due 07/20/2046 ^	408	281
0.432% due 02/25/2037	242	195
0.502% due 05/25/2037 ^	103	69
1.623% due 11/25/2035	47	37
2.163% due 11/25/2035	47	38
5.250% due 06/25/2035 ^	36	33
5.318% due 11/25/2035 ^	405	335
6.000% due 04/25/2037 ^	90	70
6.000% due 02/25/2047	880	705
6.250% due 08/25/2037 ^	48	40
6.500% due 06/25/2036 ^	236	189
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035	107	92
0.442% due 04/25/2035	33	27
0.472% due 03/25/2035	139	109
0.482% due 02/25/2035	11	11
0.752% due 03/25/2035	606	549
0.912% due 09/25/2034	13	12
2.376% due 02/20/2036	577	502
2.498% due 11/25/2034	30	29
2.623% due 05/25/2047	165	130
2.665% due 11/19/2033	26	26
2.747% due 08/25/2034	9	8
5.500% due 10/25/2035	177	172
Credit Suisse First Boston Mortgage Securities Corp.
2.526% due 08/25/2033	31	31
6.500% due 04/25/2033	1	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	154	91
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	466	378
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	3	3
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045	13	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
1.850% due 03/25/2033	$14	$14
2.243% due 06/25/2034	9	9
2.657% due 09/25/2035	371	375
HarborView Mortgage Loan Trust
0.895% due 02/19/2034	2	2
0.973% due 12/19/2036 ^	197	162
2.491% due 05/19/2033	30	30
IndyMac Mortgage Loan Trust
4.574% due 09/25/2035	360	322
JPMorgan Mortgage Trust
1.990% due 11/25/2033	16	16
2.625% due 07/25/2035	207	209
2.626% due 01/25/2037	435	392
2.663% due 07/25/2035	181	187
2.952% due 02/25/2035	14	14
Luminent Mortgage Trust
0.392% due 04/25/2036	700	487
MASTR Adjustable Rate Mortgages Trust
2.402% due 05/25/2034	929	919
MASTR Alternative Loan Trust
0.552% due 03/25/2036	58	18
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	11	11
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	160	148
0.402% due 08/25/2036	25	24
2.220% due 02/25/2033	19	19
2.461% due 02/25/2036	107	103
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^	15	12
Nomura Asset Acceptance Corp.
2.499% due 10/25/2035	29	26
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	193	116
0.332% due 06/25/2046	511	238
0.362% due 04/25/2046	218	111
6.000% due 12/25/2036 ^	726	576
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	236	225
RiverView HECM Trust
0.212% due 07/25/2047	1,508	1,403
Structured Adjustable Rate Mortgage Loan Trust
2.458% due 04/25/2034	54	54
2.467% due 02/25/2034	20	21
2.568% due 09/25/2034	51	51
Structured Asset Mortgage Investments Trust
0.342% due 07/25/2046	601	512
0.362% due 05/25/2046	131	100
0.372% due 05/25/2036	611	461
0.372% due 09/25/2047	600	486
0.405% due 07/19/2035	428	410
0.432% due 02/25/2036	701	566
0.445% due 07/19/2034	6	6
0.855% due 03/19/2034	10	10
Suntrust Alternative Loan Trust
0.802% due 12/25/2035 ^	1,541	1,208
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045	72	69
0.462% due 01/25/2045	11	11
0.472% due 01/25/2045	11	11
0.823% due 02/25/2047	544	453
1.523% due 08/25/2042	7	7
1.850% due 01/25/2037 ^	43	38
2.054% due 12/25/2036 ^	8	7
2.201% due 07/25/2046	250	228

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.239% due 12/25/2036 ^	$65	$60
2.407% due 03/25/2034	49	50
2.448% due 02/25/2033	156	155
2.449% due 06/25/2033	15	15
2.557% due 06/25/2037	110	97
Washington Mutual Mortgage Pass-Through Certificates Trust
1.063% due 07/25/2046 ^	82	49
6.000% due 06/25/2037 ^	1,664	1,401
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	668	610
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 04/25/2036	29	29

		28,099

MUNICIPAL BONDS & NOTES 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,215	1,901

		1,901

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 03/15/2017	500	12
3.562% due 01/16/2018	3,100	76

		88

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.272% due 03/25/2034	$11	11
0.302% due 08/25/2034	8	8
0.502% due 01/25/2017	1,390	1,393
1.911% due 10/01/2034	4	4
2.012% due 12/01/2034	9	9
2.485% due 11/01/2034	68	73
3.000% due 08/01/2042 - 09/01/2043	416	411
3.500% due 07/01/2029	19,000	20,132
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	33	38
Freddie Mac
0.432% due 09/25/2031	29	27
1.324% due 10/25/2044	63	64
2.357% due 02/01/2029	7	7
2.391% due 04/01/2037	75	80
6.000% due 04/15/2036	725	789
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	35	38

		23,116

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Bonds
3.625% due 02/15/2044	6,300	6,636
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043	3,165	2,870
1.750% due 01/15/2028	2,602	2,995
2.000% due 01/15/2026	1,445	1,702
2.375% due 01/15/2025	503	609
2.375% due 01/15/2027	1,528	1,874
2.500% due 01/15/2029	1,645	2,074
3.875% due 04/15/2029	375	548

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.125% due 01/31/2021	$8,900	$8,942
2.375% due 12/31/2020 (f)(h)	12,100	12,359

		40,609

Total United States (Cost $135,844)		141,655

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$100	115

Total Virgin Islands (British) (Cost $105)		115

SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 1.5%
China Construction Bank Corp.
0.913% due 07/28/2014	$3,300	3,298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.608% due 04/11/2016		$1,700	$1,716

			5,014

SHORT-TERM NOTES 4.0%
Fannie Mae
0.060% due 10/01/2014		7,000	6,999
0.070% due 11/03/2014		5,000	4,999
Freddie Mac
0.060% due 10/17/2014		600	600
0.073% due 10/20/2014		500	500

			13,098

MEXICO TREASURY BILLS 6.0%
3.448% due 07/10/2014 - 02/05/2015 (b)	MXN	261,403	19,881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.7%
0.054% due 08/21/2014 - 10/30/2014 (b)(f)(h)	$2,445	$2,445

Total Short-Term Instruments (Cost $40,448)		40,438

Total Investments in Securities (Cost $335,458)		347,403

Total Investments 105.2% (Cost $335,458)		$347,403

Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(930))		315

Other Assets and Liabilities, net (5.3%)		(17,409)

Net Assets 100.0%		$330,309

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	02/11/2014	$3,255	$3,289	1.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.500%	08/01/2044	$19,000	$(20,510)	$(20,523)
	Fannie Mae	5.500%	07/01/2044	9,000	(10,004)	(10,070)
GSC	Fannie Mae	5.500%	07/01/2044	13,000	(14,434)	(14,546)

Total Short Sales					$(44,948)	$(45,139)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (1)
Master Securities Forward Transaction Agreement
FOB	$0	$0	$0	$(30,593)	$(30,593)	$0	$(30,593)
GSC	0	0	0	(14,546)	(14,546)	0	(14,546)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$(45,139)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.750	12/15/2014	179	$16	$8

Total Purchased Options				$16	$8

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December Futures	$ 99.000	12/15/2014	179	$(19)	$ (1)
Call - EUREX Euro-Bund 10-Year Bond August Futures	EUR 147.500	07/25/2014	11	0	(6)
Call - EUREX Euro-Bund 10-Year Bond August Futures	148.000	07/25/2014	11	0	(4)

Total Written Options				$(19)	$ (11)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar September Futures	Long	09/2014	75	$6	$0	$0
Australia Government 3-Year Bond September Futures	Short	09/2014	29	(17)	1	(2)
Australia Government 10-Year Bond September Futures	Short	09/2014	22	(52)	0	(10)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	27	2	3	(1)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	22	1	2	(1)
Canada Government 10-Year Bond September Futures	Short	09/2014	63	(72)	11	(6)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	55	157	1	(12)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	36	(17)	0	(2)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	9	(4)	0	(1)
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	4	(6)	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	55	21	2	0
United Kingdom Long Gilt September Futures	Long	09/2014	51	5	2	(31)

Total Futures Contracts				$24	$22	$(67)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$ 5,000	$108	$34	$0	$(2)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	1,700	34	9	0	(1)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 4,300	110	53	0	(6)

				$252	$96	$0	$(9)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016	$ 62,100	$(359)	$(77)	$0	$(17)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017	22,600	(69)	(77)	0	(8)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	10,900	15	(19)	0	(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	06/18/2021	$ 10,600	$(244)	$(179)	$0	$(11)
Receive	3-Month USD-LIBOR	2.800%	04/16/2024	700	(17)	(14)	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033	700	43	37	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD 5,700	178	179	9	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR 12,000	440	390	0	(7)
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	3,800	481	426	0	(3)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023	16,100	643	763	0	(9)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	29,400	(1,950)	(1,657)	33	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	1,000	(173)	(68)	0	(1)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP 32,500	147	42	16	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	4,800	(118)	(92)	26	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY 4,080,000	553	706	0	(24)

					$(430)	$360	$84	$(88)

Total Swap Agreements					$(178)	$456	$84	$(97)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $3,295 and cash of $417 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$8	$22	$84	$114		$(11)		$(67)		$(97)	$ (175)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	7,492	$	3,343	$0	$(48)
	07/2014	INR	16,332		275	4	0
	07/2014	$	1,627	AUD	1,761	33	0
	07/2014		3,385	BRL	7,492	14	(8)
	08/2014	EUR	2,000	$	2,724	0	(15)
	08/2014	$	554	AUD	590	1	0

BPS	07/2014	BRL	45,216	$	20,519	64	(9)
	07/2014	EUR	1,646		2,245	0	(9)
	07/2014	INR	13,300		225	4	0
	07/2014	MXN	9,254		711	0	(1)
	07/2014	$	19,914	BRL	45,216	550	0
	08/2014		975	AUD	1,037	1	0
	10/2014	MXN	42,716	$	3,247	0	(20)
	07/2015	BRL	33,000		13,096	0	(478)

BRC	07/2014		2,935		1,333	4	0
	07/2014	EUR	10,877		14,842	0	(52)
	07/2014	JPY	232,900		2,275	0	(24)
	07/2014	$	1,301	BRL	2,935	27	0
	07/2014		513	INR	30,367	0	(9)
	08/2014	CHF	1,718	$	1,920	0	(18)
	08/2014	$	1,921	DKK	10,287	0	(31)
	08/2014		1,349	SEK	8,772	0	(37)
	09/2014		27,344	GBP	16,231	417	0

CBK	07/2014	BRL	18,960	$	8,590	25	(16)
	07/2014	INR	3,562		60	1	0
	07/2014	MXN	4,156		319	0	(1)
	07/2014	$	99	AUD	105	0	0
	07/2014		8,442	BRL	18,960	139	0
	08/2014	INR	13,457	$	225	3	0
	10/2014	BRL	18,204		7,840	0	(188)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	07/2014	BRL	122	$	55	$0	$0
	07/2014	JPY	376,600		3,691	0	(27)
	07/2014	MXN	2,523		194	0	0
	07/2014	$	54	BRL	122	1	0
	07/2014		7,862	NZD	9,031	46	0
	08/2014	NOK	30	$	5	0	0
	08/2014	NZD	9,031		7,837	0	(45)
	11/2014	MXN	29,474		2,247	0	(4)
	12/2014		11,366		864	0	(2)
	01/2015	$	1,600	CNY	9,648	0	(44)
	04/2016		500		2,965	0	(27)

FBF	07/2014		782	INR	46,349	0	(13)
	09/2014		3,363	GBP	1,983	29	0
	10/2014	BRL	1,251	$	540	0	(12)
	09/2015	CNY	27,062		4,228	0	(111)

GLM	07/2014	BRL	2,411		1,091	3	(3)
	07/2014	MXN	3,381		259	0	(1)
	07/2014	NZD	130		110	0	(4)
	07/2014	$	1,073	BRL	2,411	18	0
	07/2014		1,676	EUR	1,224	0	0
	07/2014		477	INR	28,351	0	(6)
	08/2014	MXN	71,768	$	5,489	3	(26)
	08/2014	$	335	JPY	34,000	0	0
	10/2014	BRL	1,962	$	847	0	(18)
	10/2014	MXN	53,645		4,076	0	(29)
	01/2015	CNY	9,648		1,515	0	(41)
	02/2015	MXN	120,809		9,141	20	(57)

HUS	07/2014	BRL	29,434		12,823	0	(499)
	07/2014	$	13,364	BRL	29,434	0	(42)
	07/2014		650	INR	38,487	0	(12)

JPM	07/2014	BRL	14,705	$	6,569	0	(86)
	07/2014	EUR	3,806		5,181	0	(31)
	07/2014	JPY	5,645,357		55,587	0	(139)
	07/2014	$	6,670	BRL	14,705	6	(20)
	07/2014		22,144	EUR	16,288	160	0
	07/2014		5,399	INR	322,427	0	(51)
	07/2014		61,412	JPY	6,254,857	330	0
	08/2014	CHF	1,257	$	1,397	0	(21)
	08/2014	EUR	16,288		22,146	0	(160)
	08/2014	$	6,509	BRL	14,705	84	0
	08/2014		600	INR	35,787	0	(8)
	08/2014		55,600	JPY	5,645,357	141	0
	09/2014	GBP	1,005	$	1,702	0	(17)
	09/2014	MXN	6,628		510	2	0
	09/2015	CNY	2,378		400	19	0
	04/2016		13,826		2,150	0	(54)
	04/2016	$	1,830	CNY	10,861	0	(99)

MSC	07/2014	BRL	271	$	120	0	(3)
	07/2014	$	123	BRL	271	0	0
	07/2014		1,201	INR	70,775	0	(27)
	08/2014	INR	13,457	$	225	3	0

RBC	07/2014	EUR	1,183		1,611	0	(9)
	09/2014	MXN	3,465		266	1	0
	09/2014	$	4,200	CAD	4,566	71	0
	12/2014	MXN	25,653	$	1,952	0	(4)

RYL	09/2015	$	4,600	CNY	29,440	120	0

UAG	07/2014	BRL	17,235	$	7,661	0	(139)
	07/2014	MXN	4,381		336	0	(2)
	07/2014	NZD	8,901		7,591	0	(203)
	07/2014	$	7,825	BRL	17,235	0	(25)
	07/2014		102	INR	6,082	0	(1)
	08/2014	INR	8,917	$	150	2	0
	08/2014	$	673	BRL	1,521	9	0

Total Forward Foreign Currency Contracts						$2,355	$(3,086)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$(130)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$1,100	$(31)	$(27)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	1,100	(8)	(8)
	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	600	(27)	(25)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	1,700	(43)	(33)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	900	(6)	(4)

BRC	Put - OTC USD versus JPY	JPY	94.750	04/21/2016	4,800	(143)	(122)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	1,500	(34)	(28)
	Call - OTC USD versus BRL		2.600	03/11/2015	1,100	(20)	(17)
	Call - OTC USD versus BRL		2.740	06/08/2015	1,600	(36)	(29)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	200	(1)	(1)
	Call - OTC USD versus INR		61.300	08/14/2014	1,200	(10)	(6)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	4,600	(111)	(96)

DUB	Put - OTC USD versus JPY		92.000	05/19/2016	1,600	(38)	(32)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	2,300	(12)	(12)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	500	(6)	(7)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	1,600	(13)	(4)
	Call - OTC USD versus BRL		2.650	05/29/2015	600	(18)	(13)
	Call - OTC USD versus BRL		2.710	06/02/2015	900	(27)	(17)
	Call - OTC USD versus BRL		2.650	06/08/2015	1,700	(51)	(39)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	1,700	(38)	(24)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	2,200	(12)	(19)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	800	(10)	(12)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	500	(15)	(12)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	500	(4)	(3)

UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	1,800	(49)	(45)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	500	(3)	(3)

						$(766)	$(638)

Total Written Options						$(896)	$(638)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	179	$19,400	EUR 17,100	$(221)
Sales	591	70,700	5,000	(1,194)
Closing Buys	0	(2,700)	0	11
Expirations	(459)	(47,500)	(3,000)	439
Exercised	(110)	(2,300)	(2,000)	50

Balance at End of Period	201	$37,600	EUR 17,100	$(915)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Springleaf Finance Corp.	(1.370%	)	12/20/2017	1.907%	$ 100	$0	$2	$2	$0

BRC	WPP Ltd.	(3.750%	)	06/20/2017	0.244%	GBP 1,000	0	(178)	0	(178)

DUB	Marsh & McLennan Cos., Inc.	(0.670%	)	09/20/2014	0.040%	$ 1,000	0	(2)	0	(2)
	Marsh & McLennan Cos., Inc.	(0.590%	)	09/20/2014	0.040%	1,000	0	(2)	0	(2)

GST	UST, Inc.	(0.720%	)	03/20/2018	0.095%	1,000	0	(23)	0	(23)

RYL	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	0.410%	1,000	0	(16)	0	(16)

UAG	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.194%	1,000	0	(24)	0	(24)

							$0	$(243)	$2	$(245)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Russia Government International Bond	1.000%	03/20/2019	1.662%	$	600	$(38)	$21	$0	$(17)

BRC	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.069%	EUR	100	(15)	16	1	0
	Brazil Government International Bond	1.000%	03/20/2023	1.895%	$	800	(43)	(11)	0	(54)
	China Government International Bond	0.850%	12/20/2014	0.123%		1,200	0	4	4	0
	Citigroup, Inc.	1.000%	06/20/2018	0.521%		2,700	(4)	55	51	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.624%		1,100	208	14	222	0

CBK	Brazil Government International Bond	1.000%	03/20/2016	0.524%		3,100	(30)	56	26	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		300	(20)	11	0	(9)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		200	(16)	10	0	(6)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		11,300	(201)	401	200	0

DUB	Lloyds Bank PLC	3.000%	09/20/2017	0.397%	EUR	600	6	63	69	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	$	1,200	(90)	55	0	(35)

FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		500	8	17	25	0
	Finmeccanica Finance S.A.	5.000%	03/20/2019	1.769%	EUR	2,200	324	121	445	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.624%	$	300	57	4	61	0

GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		1,100	9	46	55	0
	BP Capital Markets America, Inc.	5.000%	09/20/2015	0.077%		200	3	9	12	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		100	(6)	3	0	(3)

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%		600	(11)	0	0	(11)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,100	(77)	45	0	(32)

JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		300	2	13	15	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		1,900	(43)	9	0	(34)
	China Government International Bond	0.820%	12/20/2014	0.123%		200	0	1	1	0

MYC	Brazil Government International Bond	1.000%	06/20/2019	1.380%		1,000	(23)	5	0	(18)
	Lloyds Bank PLC	3.000%	09/20/2017	0.397%	EUR	1,500	14	161	175	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	$	8,600	(174)	326	152	0

RYL	China Government International Bond	0.810%	12/20/2014	0.123%		1,800	0	6	6	0
	China Government International Bond	0.815%	12/20/2014	0.123%		700	0	3	3	0

							$(160)	$1,464	$1,523	$(219)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	4,000	$(24)	$(18)	$0	$(42)

BRC	Pay	1-Month GBP-UKRPI Index	3.275%	05/19/2016	GBP	3,800	0	111	111	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034	MXN	4,200	0	8	8	0
	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		5,000	0	3	3	0

DUB	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		127,000	137	465	602	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		5,000	23	7	30	0

GLM	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	4,900	(26)	(25)	0	(51)

HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	4,000	19	4	23	0

							$129	$555	$777	$(93)

Total Swap Agreements							$(31)	$1,776	$2,302	$(557)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $992 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$52	$0	$2	$54	$(71)	$(60)	$(17)	$(148)	$(94)	$0	$(94)
BPS	619	0	0	619	(517)	(37)	(42)	(596)	23	0	23
BRC	448	0	400	848	(171)	(122)	(232)	(525)	323	(290)	33
CBK	168	0	226	394	(205)	(177)	(15)	(397)	(3)	0	(3)
DUB	47	0	701	748	(149)	(44)	(39)	(232)	516	(300)	216
FBF	29	0	531	560	(136)	(7)	0	(143)	417	(290)	127
GLM	44	0	0	44	(185)	(116)	(51)	(352)	(308)	334	26
GST	0	0	67	67	0	0	(26)	(26)	41	(130)	(89)
HUS	0	0	23	23	(553)	(12)	(43)	(608)	(585)	373	(212)
JPM	742	0	16	758	(686)	0	(34)	(720)	38	0	38
MSB	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
MSC	3	0	0	3	(30)	0	0	(30)	(27)	0	(27)
MYC	0	0	327	327	0	0	(18)	(18)	309	(315)	(6)
RBC	72	0	0	72	(13)	0	0	(13)	59	0	59
RYL	120	0	9	129	0	0	(16)	(16)	113	(325)	(212)
UAG	11	0	0	11	(370)	(48)	(24)	(442)	(431)	285	(146)

Total Over the Counter	$2,355	$0	$2,302	$4,657	$(3,086)	$(638)	$(557)	$(4,281)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	22	22
Swap Agreements	0	0	0	0	84	84

	$0	$0	$0	$0	$114	$114

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,355	$0	$2,355
Swap Agreements	0	1,524	0	0	778	2,302

	$0	$1,524	$0	$2,355	$778	$4,657

	$0	$1,524	$0	$2,355	$892	$4,771

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	0	0	67	67
Swap Agreements	0	9	0	0	88	97

	$0	$9	$0	$0	$166	$175

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,086	$0	$3,086
Written Options	0	0	0	638	0	638
Swap Agreements	0	464	0	0	93	557

	$0	$464	$0	$3,724	$93	$4,281

	$0	$473	$0	$3,724	$259	$4,456

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$201	$201
Futures	22	0	0	0	(286)	(264)
Swap Agreements	0	(6,206)	0	0	2,785	(3,421)

	$22	$(6,206)	$0	$0	$2,700	$(3,484)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,609	$0	$1,609
Purchased Options	0	0	0	0	(3)	(3)
Written Options	0	0	0	169	78	247
Swap Agreements	0	1,321	0	0	(1,376)	(55)

	$0	$1,321	$0	$1,778	$(1,301)	$1,798

	$22	$(4,885)	$0	$1,778	$1,399	$(1,686)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	8	8
Futures	0	0	0	0	414	414
Swap Agreements	0	5,399	0	0	(1,603)	3,796

	$0	$5,399	$0	$0	$(1,182)	$4,217

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,008	$0	$1,008
Written Options	0	0	0	127	1	128
Swap Agreements	0	270	0	0	2,012	2,282

	$0	$270	$0	$1,135	$2,013	$3,418

	$0	$5,669	$0	$1,135	$831	$7,635

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$815	$0	$815
Belgium
Corporate Bonds & Notes	0	915	0	915
Brazil
Corporate Bonds & Notes	0	7,589	0	7,589
Sovereign Issues	0	16,013	0	16,013
Cayman Islands
Asset-Backed Securities	0	2,184	0	2,184
France
Sovereign Issues	0	21,495	0	21,495
Germany
Sovereign Issues	0	2,218	0	2,218
Guernsey, Channel Islands
Corporate Bonds & Notes	0	390	0	390
Ireland
Corporate Bonds & Notes	0	1,052	0	1,052
Italy
Asset-Backed Securities	0	66	0	66
Corporate Bonds & Notes	0	295	0	295
Mortgage-Backed Securities	0	1,540	0	1,540
Sovereign Issues	0	36,934	0	36,934
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,887	0	1,887
Luxembourg
Corporate Bonds & Notes	0	2,947	0	2,947
Mexico
Corporate Bonds & Notes	0	2,360	0	2,360
Sovereign Issues	0	8,916	0	8,916

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Netherlands
Corporate Bonds & Notes	$0	$4,675	$0	$4,675
New Zealand
Sovereign Issues	0	7,880	0	7,880
Norway
Corporate Bonds & Notes	0	3,435	0	3,435
Qatar
Corporate Bonds & Notes	0	1,645	0	1,645
Sovereign Issues	0	2,448	0	2,448
Slovenia
Sovereign Issues	0	2,821	0	2,821
South Korea
Corporate Bonds & Notes	0	2,869	0	2,869
Sovereign Issues	0	1,066	0	1,066
Spain
Sovereign Issues	0	25,327	0	25,327
United Arab Emirates
Sovereign Issues	0	1,703	0	1,703
United Kingdom
Corporate Bonds & Notes	0	2,054	0	2,054
Sovereign Issues	0	1,656	0	1,656
United States
Asset-Backed Securities	0	8,124	3,289	11,413
Bank Loan Obligations	0	2,636	0	2,636
Corporate Bonds & Notes	0	32,291	1,502	33,793
Mortgage-Backed Securities	0	26,696	1,403	28,099
Municipal Bonds & Notes	0	1,901	0	1,901
Preferred Securities	88	0	0	88
U.S. Government Agencies	0	23,116	0	23,116
U.S. Treasury Obligations	0	40,609	0	40,609

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Virgin Islands (British)
Corporate Bonds & Notes	$0	$115	$0	$115
Short-Term Instruments
Certificates of Deposit	0	5,014	0	5,014
Short-Term Notes	0	13,098	0	13,098
Mexico Treasury Bills	0	19,881	0	19,881
U.S. Treasury Bills	0	2,445	0	2,445

Total Investments	$88	$341,121	$6,194	$347,403

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(45,139)	$0	$(45,139)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$30	$84	$0	$114
Over the counter	0	4,657	0	4,657
	$30	$4,741	$0	$4,771

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(98)	0	(175)
Over the counter	0	(4,281)	0	(4,281)
	$(77)	$(4,379)	$0	$(4,456)

Totals	$41	$296,344	$6,194	$302,579

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 12/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Guernsey, Channel Islands
Corporate Bonds & Notes	$381	$0	$(12)	$0	$0	$21	$0	$(390)	$0	$0
United States
Asset-Backed Securities	0	3,256	0	0	0	33	0	0	3,289	33
Corporate Bonds & Notes	1,650	0	(125)	(4)	(1)	(18)	0	0	1,502	(3)
Mortgage-Backed Securities	3,684	0	(422)	2	21	20	0	(1,902)	1,403	15
Preferred Securities	410	0	(580)	0	(42)	212	0	0	0	0

Totals	$6,125	$3,256	$(1,139)	$(2)	$(22)	$268	$0	$(2,292)	$6,194	$45

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Asset-Backed Securities	$3,289	Benchmark Pricing	Base Price	101.63
Corporate Bonds & Notes	1,502	Third Party Vendor	Broker Quote	113.00-113.75
	1,403	Third Party Vendor	Broker Quote	93.00

Total	$6,194

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers.

The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at June 30, 2014 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

28	PIMCO VARIABLE INSURANCE TRUST

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations,

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Notes to Financial Statements (Cont.)

or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts

(“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

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Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign or issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each

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Notes to Financial Statements (Cont.)

sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with

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longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the

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Notes to Financial Statements (Cont.)

counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if

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the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to

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Notes to Financial Statements (Cont.)

the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$537,289	$528,012	$208,678	$152,030

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	80	$1,021	116	$1,512
Administrative Class	1,885	23,939	5,777	74,773
Advisor Class	356	4,531	553	7,097
Issued as reinvestment of distributions
Institutional Class	6	73	9	118
Administrative Class	233	2,988	492	6,320
Advisor Class	31	392	48	609
Cost of shares redeemed
Institutional Class	(51)	(649)	(121)	(1,562)
Administrative Class	(2,992)	(37,994)	(16,789)	(215,370)
Advisor Class	(283)	(3,590)	(490)	(6,312)
Net increase (decrease) resulting from Portfolio share transactions	(735)	$(9,289)	(10,405)	$(132,815)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 84% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 33% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$335,458	$14,221	$(2,276)	$11,945

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	USD (or $)	United States Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT25SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

United States	40.8%
Short-Term Instruments	11.6%
Italy	11.2%
Spain	7.3%
Brazil	6.8%
France	6.2%
Other	16.1%
‡	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (10/31/2006)
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	6.09%	5.46%	6.80%	6.14%
JPMorgan GBI Global FX NY Index Unhedged in USD±	5.18%	6.40%	3.79%	5.22%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.03% for Advisor Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,060.90	$1,019.79
Expenses Paid During Period†	$5.16	$5.06
Net Annualized Expense Ratio	1.01%	1.01%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and may be denominated in major foreign currencies, baskets of foreign currencies (such as the Euro), or U.S. dollar.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain during the second quarter of 2014 contributed to relative performance as Spanish sovereign spreads over German Bunds tightened during this period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) contributed to performance as prices of these securities generally rose during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as the currency appreciated versus the U.S. dollar during the reporting period.

»	Short exposure to Agency MBS in the second half of the reporting period detracted from performance as spreads for the sector tightened during this period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Advisor Class
Net asset value beginning of year or period	$12.34		$13.72	$13.83	$13.49	$12.72	$12.25
Net investment income (a)	0.15		0.33	0.41	0.47	0.44	0.46
Net realized/unrealized gain (loss)	0.60		(1.50)	0.53	0.53	1.01	1.59
Total income (loss) from investment operations	0.75		(1.17)	0.94	1.00	1.45	2.05
Dividends from net investment income	(0.13)		(0.12)	(0.22)	(0.35)	(0.35)	(0.39)
Distributions from net realized capital gains	0.00		(0.09)	(0.83)	(0.31)	(0.33)	(1.19)
Total distributions	(0.13)		(0.21)	(1.05)	(0.66)	(0.68)	(1.58)
Net asset value end of year or period	$12.96		$12.34	$13.72	$13.83	$13.49	$12.72
Total return	6.09%		(8.57)%	6.85%	7.45%	11.53%	16.72%
Net assets end of year or period (000s)	$39,854		$36,679	$39,269	$41,899	$34,823	$15,149
Ratio of expenses to average net assets	1.01	%*	1.03%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets excluding interest expense	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.43	%*	2.55%	2.91%	3.38%	3.33%	3.55%
Portfolio turnover rate	241	%**	335%**	362%**	506%**	849%**	624%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$347,403
Financial Derivative Instruments
Exchange-traded or centrally cleared	114
Over the counter	4,657
Cash	313
Deposits with counterparty	417
Foreign currency, at value	1,607
Receivable for investments sold	69,012
Receivable for Portfolio shares sold	213
Interest and dividends receivable	2,528
426,264

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$45,139
Financial Derivative Instruments
Exchange-traded or centrally cleared	175
Over the counter	4,281
Payable for investments purchased	44,360
Deposits from counterparty	1,635
Payable for Portfolio shares redeemed	128
Accrued investment advisory fees	65
Accrued supervisory and administrative fees	130
Accrued distribution fees	8
Accrued servicing fees	34
95,955

Net Assets	$330,309

Net Assets Consist of:
Paid in capital	$309,222
(Overdistributed) net investment income	(351)
Accumulated undistributed net realized gain	7,887
Net unrealized appreciation	13,551
$330,309

Net Assets:
Institutional Class	$6,787
Administrative Class	283,668
Advisor Class	39,854

Shares Issued and Outstanding:
Institutional Class	524
Administrative Class	21,893
Advisor Class	3,076

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.96
Administrative Class	12.96
Advisor Class	12.96

Cost of Investments in Securities	$335,458
Cost of Foreign Currency Held	$1,600
Proceeds Received on Short Sales	$44,948
Cost or Premiums of Financial Derivative Instruments, net	$(930)

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$5,546
Dividends	9
Total Income	5,555

Expenses:
Investment advisory fees	404
Supervisory and administrative fees	807
Servicing fees - Administrative Class	209
Distribution and/or servicing fees - Advisor Class	47
Trustee fees	1
Interest expense	12
Total Expenses	1,480

Net Investment Income	4,075

Net Realized Gain (Loss):
Investments in securities	1,706
Exchange-traded or centrally cleared financial derivative instruments	(3,484)
Over the counter financial derivative instruments	1,798
Foreign currency	(408)
Net Realized (Loss)	(388)

Net Change in Unrealized Appreciation:
Investments in securities	7,637
Exchange-traded or centrally cleared financial derivative instruments	4,217
Over the counter financial derivative instruments	3,418
Foreign currency assets and liabilities	374
Net Change in Unrealized Appreciation	15,646
Net Gain	15,258

Net Increase in Net Assets Resulting from Operations	$19,333

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,075	$11,820
Net realized (loss)	(388)	(18,176)
Net change in unrealized appreciation (depreciation)	15,646	(32,810)
Net increase resulting from operations	19,333	(39,166)

Distributions to Shareholders:
From net investment income
Institutional Class	(73)	(76)
Administrative Class	(2,988)	(4,338)
Advisor Class	(392)	(352)
From net realized capital gains
Institutional Class	0	(42)
Administrative Class	0	(1,983)
Advisor Class	0	(257)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	0
Advisor Class	0	0

Total Distributions	(3,453)	(7,048)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(9,289)	(132,815)

Total Increase (Decrease) in Net Assets	6,591	(179,029)

Net Assets:
Beginning of period	323,718	502,747
End of period*	$330,309	$323,718

* Including (overdistributed) net investment income of:	$(351)	$(973)

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.2%

AUSTRALIA 0.2%

MORTGAGE-BACKED SECURITIES 0.2%
Puma Finance Ltd.
0.367% due 02/21/2038		$121	$120
3.075% due 08/22/2037	AUD	168	159
Swan Trust
0.383% due 05/12/2037		$155	155
2.967% due 05/12/2037	AUD	213	201
Torrens Trust
3.080% due 10/19/2038		191	180

Total Australia (Cost $816)			815

BELGIUM 0.3%

CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023		$800	915

Total Belgium (Cost $887)			915

BRAZIL 7.2%

CORPORATE BONDS & NOTES 2.3%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$200	209
4.500% due 04/06/2015		1,100	1,127
Banco Votorantim S.A.
5.250% due 02/11/2016		100	105
BM&FBovespa S.A.
5.500% due 07/16/2020		300	328
BRF S.A.
5.875% due 06/06/2022		2,700	2,929
CSN Islands Corp.
6.875% due 09/21/2019		200	213
Petrobras Global Finance BV
3.112% due 03/17/2020		1,600	1,648
4.875% due 03/17/2020		1,000	1,030

			7,589

SOVEREIGN ISSUES 4.9%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	33,000	13,446
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,700	705
10.000% due 01/01/2025		4,700	1,862

			16,013

Total Brazil (Cost $22,716)			23,602

CAYMAN ISLANDS 0.7%

ASSET-BACKED SECURITIES 0.7%
BlueMountain CLO Ltd.
0.461% due 11/15/2017		$61	61
Gallatin CLO Ltd.
1.432% due 07/15/2023		800	802
Golden Knight CDO Corp.
0.466% due 04/15/2019		523	521
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		800	800

Total Cayman Islands (Cost $2,180)			2,184

FRANCE 6.5%

SOVEREIGN ISSUES 6.5%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$1,700	1,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
France Government Bond
1.000% due 05/25/2018	EUR	8,600	$12,080
4.500% due 04/25/2041		4,100	7,650

Total France (Cost $20,744)			21,495

GERMANY 0.7%

SOVEREIGN ISSUES 0.7%
Free State of Bavaria
3.500% due 01/27/2016	EUR	749	1,080
Republic of Germany
1.500% due 02/15/2023		800	1,138

Total Germany (Cost $2,098)			2,218

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$363	390

Total Guernsey, Channel Islands (Cost $363)			390

IRELAND 0.3%

CORPORATE BONDS & NOTES 0.3%
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	1,052

Total Ireland (Cost $1,055)			1,052

ITALY 11.8%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.423% due 12/12/2028	EUR	48	66

CORPORATE BONDS & NOTES 0.1%
Banca Carige SpA
3.875% due 10/24/2018		200	295

MORTGAGE-BACKED SECURITIES 0.5%
Claris ABS
0.794% due 10/31/2060		1,147	1,540

SOVEREIGN ISSUES 11.2%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)		2,064	3,041
2.350% due 09/15/2024 (c)		1,814	2,662
4.500% due 05/01/2023		7,500	11,818
4.500% due 03/01/2024		1,800	2,836
4.750% due 09/01/2021		800	1,290
5.500% due 09/01/2022		2,900	4,879
5.500% due 11/01/2022		6,000	10,081
Italy Government International Bond
5.250% due 09/20/2016		$300	327

			36,934

Total Italy (Cost $37,822)			38,835

JERSEY, CHANNEL ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,887

Total Jersey, Channel Islands (Cost $1,322)			1,887

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.9%

CORPORATE BONDS & NOTES 0.9%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$1,600	$1,742
8.146% due 04/11/2018		300	346
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		800	859

Total Luxembourg (Cost $2,683)			2,947

MEXICO 3.4%

CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$1,500	1,534
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		800	826

			2,360

SOVEREIGN ISSUES 2.7%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	35,700	3,128
7.750% due 05/29/2031		38,130	3,368
7.750% due 11/23/2034		5,800	515
9.500% due 12/18/2014		11,000	874
10.000% due 12/05/2024		10,000	1,031

			8,916

Total Mexico (Cost $11,121)			11,276

NETHERLANDS 1.4%

CORPORATE BONDS & NOTES 1.4%
GMAC International Finance BV
7.500% due 04/21/2015	EUR	900	1,295
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)		2,100	3,034
Waha Aerospace BV
3.925% due 07/28/2020		$325	346

Total Netherlands (Cost $4,639)			4,675

NEW ZEALAND 2.4%

SOVEREIGN ISSUES 2.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	4,300	3,912
5.500% due 04/15/2023		4,200	3,968

Total New Zealand (Cost $7,538)			7,880

NORWAY 1.0%

CORPORATE BONDS & NOTES 1.0%
DNB Bank ASA
3.200% due 04/03/2017		$1,000	1,053
Eksportfinans ASA
2.000% due 09/15/2015		800	801
2.375% due 05/25/2016		200	201
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		500	534
5.500% due 06/26/2017		600	645

Total Norway (Cost $3,270)			3,435

QATAR 1.2%

CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$1,600	1,645

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		$2,400	$2,448

Total Qatar (Cost $4,026)			4,093

SLOVENIA 0.9%

SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,900	2,821

Total Slovenia (Cost $2,555)			2,821

SOUTH KOREA 1.2%

CORPORATE BONDS & NOTES 0.9%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	520
5.875% due 01/14/2015		1,900	1,953
6.460% due 02/27/2017	MXN	5,000	396

			2,869

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		$200	202
7.125% due 04/16/2019		700	864

			1,066

Total South Korea (Cost $3,805)			3,935

SPAIN 7.7%

SOVEREIGN ISSUES 7.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,539
Spain Government International Bond
4.400% due 10/31/2023		2,600	4,093
5.400% due 01/31/2023		11,700	19,695

Total Spain (Cost $24,427)			25,327

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,703

Total United Arab Emirates (Cost $1,490)			1,703

UNITED KINGDOM 1.1%

CORPORATE BONDS & NOTES 0.6%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,400	2,054

SOVEREIGN ISSUES 0.5%
United Kingdom Gilt
3.250% due 01/22/2044	GBP	1,000	1,656

Total United Kingdom (Cost $3,504)			3,710

UNITED STATES 42.9%

ASSET-BACKED SECURITIES 3.5%
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		$1	1
0.852% due 10/25/2031		2	2
Carrington Mortgage Loan Trust
0.202% due 12/25/2036		23	23
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,673	1,874

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.552% due 08/25/2034		$156	$143
0.602% due 04/25/2036		1,000	855
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		25	14
Denver Arena Trust
6.940% due 11/15/2019		21	21
EMC Mortgage Loan Trust
0.602% due 05/25/2043		420	391
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		179	43
JPMorgan Mortgage Acquisition Trust
0.432% due 03/25/2047		1,632	918
Morgan Stanley ABS Capital, Inc. Trust
0.262% due 03/25/2037		1,353	751
0.402% due 08/25/2036		3,250	1,792
0.952% due 07/25/2037		1,206	1,144
Rise Ltd.
4.750% due 02/15/2039 (d)		3,231	3,289
SACO, Inc.
0.552% due 04/25/2035		9	8
Securitized Asset-Backed Receivables LLC Trust
0.202% due 12/25/2036		10	5
SLC Student Loan Trust
0.681% due 06/15/2017		68	69
SLM Student Loan Trust
0.431% due 12/17/2018		26	26
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		20	20
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036		50	23

			11,413

BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		1,782	1,797
HCA, Inc.
2.650% due 05/02/2016		838	839

			2,636

CORPORATE BONDS & NOTES 10.2%
Ally Financial, Inc.
4.625% due 06/26/2015		200	207
6.750% due 12/01/2014		900	922
American International Group, Inc.
6.765% due 11/15/2017	GBP	488	952
8.175% due 05/15/2068		$200	276
Bank of America Corp.
5.750% due 12/01/2017		200	226
7.625% due 06/01/2019		1,400	1,731
Bank of America N.A.
0.531% due 06/15/2017		1,300	1,286
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,000	1,191
Boston Scientific Corp.
6.400% due 06/15/2016		250	276
Citigroup, Inc.
1.584% due 11/30/2017	EUR	200	273
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$520	569
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		775	876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
D.R. Horton, Inc.
6.500% due 04/15/2016		$4,500	$4,894
Denali Borrower LLC
5.625% due 10/15/2020		700	744
Duke Energy Corp.
3.350% due 04/01/2015		100	102
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	118
Ford Motor Credit Co. LLC
8.700% due 10/01/2014		200	204
Goldman Sachs Group, Inc.
0.628% due 07/22/2015		500	500
0.727% due 01/12/2015		700	701
0.834% due 09/29/2014		800	801
6.250% due 09/01/2017		500	570
International Lease Finance Corp.
5.750% due 05/15/2016		500	537
7.125% due 09/01/2018		400	465
8.625% due 09/15/2015		900	976
JPMorgan Chase & Co.
0.744% due 02/15/2017		100	100
0.779% due 04/25/2018		800	801
5.058% due 02/22/2021	CAD	200	196
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	400	546
6.000% due 10/01/2017		$1,000	1,137
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	581
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		800	161
Mohawk Industries, Inc.
6.125% due 01/15/2016		1,000	1,080
Morgan Stanley
0.706% due 10/15/2015		1,000	1,002
0.727% due 04/13/2016	EUR	700	959
Murray Street Investment Trust
4.647% due 03/09/2017		$600	649
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	818
3.750% due 05/11/2017		1,300	1,382
Puget Energy, Inc.
6.500% due 12/15/2020		900	1,086
Southwestern Energy Co.
4.100% due 03/15/2022		300	318
7.500% due 02/01/2018		100	119
UAL Pass-Through Trust
10.400% due 05/01/2018		551	627
UST LLC
5.750% due 03/01/2018		1,000	1,139
Verizon Communications, Inc.
1.761% due 09/15/2016		400	411
1.981% due 09/14/2018		100	106
2.500% due 09/15/2016		300	309
3.650% due 09/14/2018		400	428
4.500% due 09/15/2020		400	441

			33,793

MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035		29	27
American Home Mortgage Assets Trust
0.342% due 05/25/2046		390	296
0.362% due 10/25/2046		505	335
Banc of America Funding Corp.
2.651% due 02/20/2036		459	463
2.734% due 10/20/2046 ^		160	121

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/25/2036	$576	$601
BCAP LLC Trust
0.322% due 01/25/2037 ^	364	277
5.250% due 04/26/2037	2,007	1,903
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	121	123
2.475% due 08/25/2033	20	20
2.483% due 05/25/2034	15	14
2.528% due 10/25/2033	17	18
2.528% due 03/25/2035	41	42
2.654% due 05/25/2034	55	53
2.936% due 05/25/2047 ^	484	414
3.196% due 11/25/2034	13	13
Bear Stearns Alt-A Trust
2.562% due 11/25/2035 ^	220	173
2.699% due 08/25/2036 ^	266	203
2.790% due 09/25/2035	181	160
Bear Stearns Structured Products, Inc.
2.488% due 12/26/2046	149	105
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.332% due 07/25/2036	112	97
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033	1,600	1,606
5.898% due 12/10/2049	400	404
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	65	66
2.500% due 10/25/2035	1,585	1,561
Countrywide Alternative Loan Trust
0.322% due 01/25/2037 ^	688	608
0.333% due 02/20/2047	318	239
0.348% due 12/20/2046	638	493
0.363% due 03/20/2046	189	147
0.363% due 07/20/2046 ^	408	281
0.432% due 02/25/2037	242	195
0.502% due 05/25/2037 ^	103	69
1.623% due 11/25/2035	47	37
2.163% due 11/25/2035	47	38
5.250% due 06/25/2035 ^	36	33
5.318% due 11/25/2035 ^	405	335
6.000% due 04/25/2037 ^	90	70
6.000% due 02/25/2047	880	705
6.250% due 08/25/2037 ^	48	40
6.500% due 06/25/2036 ^	236	189
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035	107	92
0.442% due 04/25/2035	33	27
0.472% due 03/25/2035	139	109
0.482% due 02/25/2035	11	11
0.752% due 03/25/2035	606	549
0.912% due 09/25/2034	13	12
2.376% due 02/20/2036	577	502
2.498% due 11/25/2034	30	29
2.623% due 05/25/2047	165	130
2.665% due 11/19/2033	26	26
2.747% due 08/25/2034	9	8
5.500% due 10/25/2035	177	172
Credit Suisse First Boston Mortgage Securities Corp.
2.526% due 08/25/2033	31	31
6.500% due 04/25/2033	1	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	154	91
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	466	378
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	3	3
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045	13	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
1.850% due 03/25/2033	$14	$14
2.243% due 06/25/2034	9	9
2.657% due 09/25/2035	371	375
HarborView Mortgage Loan Trust
0.895% due 02/19/2034	2	2
0.973% due 12/19/2036 ^	197	162
2.491% due 05/19/2033	30	30
IndyMac Mortgage Loan Trust
4.574% due 09/25/2035	360	322
JPMorgan Mortgage Trust
1.990% due 11/25/2033	16	16
2.625% due 07/25/2035	207	209
2.626% due 01/25/2037	435	392
2.663% due 07/25/2035	181	187
2.952% due 02/25/2035	14	14
Luminent Mortgage Trust
0.392% due 04/25/2036	700	487
MASTR Adjustable Rate Mortgages Trust
2.402% due 05/25/2034	929	919
MASTR Alternative Loan Trust
0.552% due 03/25/2036	58	18
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	11	11
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	160	148
0.402% due 08/25/2036	25	24
2.220% due 02/25/2033	19	19
2.461% due 02/25/2036	107	103
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^	15	12
Nomura Asset Acceptance Corp.
2.499% due 10/25/2035	29	26
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	193	116
0.332% due 06/25/2046	511	238
0.362% due 04/25/2046	218	111
6.000% due 12/25/2036 ^	726	576
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	236	225
RiverView HECM Trust
0.212% due 07/25/2047	1,508	1,403
Structured Adjustable Rate Mortgage Loan Trust
2.458% due 04/25/2034	54	54
2.467% due 02/25/2034	20	21
2.568% due 09/25/2034	51	51
Structured Asset Mortgage Investments Trust
0.342% due 07/25/2046	601	512
0.362% due 05/25/2046	131	100
0.372% due 05/25/2036	611	461
0.372% due 09/25/2047	600	486
0.405% due 07/19/2035	428	410
0.432% due 02/25/2036	701	566
0.445% due 07/19/2034	6	6
0.855% due 03/19/2034	10	10
Suntrust Alternative Loan Trust
0.802% due 12/25/2035 ^	1,541	1,208
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045	72	69
0.462% due 01/25/2045	11	11
0.472% due 01/25/2045	11	11
0.823% due 02/25/2047	544	453
1.523% due 08/25/2042	7	7
1.850% due 01/25/2037 ^	43	38
2.054% due 12/25/2036 ^	8	7
2.201% due 07/25/2046	250	228

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.239% due 12/25/2036 ^	$65	$60
2.407% due 03/25/2034	49	50
2.448% due 02/25/2033	156	155
2.449% due 06/25/2033	15	15
2.557% due 06/25/2037	110	97
Washington Mutual Mortgage Pass-Through Certificates Trust
1.063% due 07/25/2046 ^	82	49
6.000% due 06/25/2037 ^	1,664	1,401
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	668	610
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 04/25/2036	29	29

		28,099

MUNICIPAL BONDS & NOTES 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,215	1,901

		1,901

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 03/15/2017	500	12
3.562% due 01/16/2018	3,100	76

		88

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.272% due 03/25/2034	$11	11
0.302% due 08/25/2034	8	8
0.502% due 01/25/2017	1,390	1,393
1.911% due 10/01/2034	4	4
2.012% due 12/01/2034	9	9
2.485% due 11/01/2034	68	73
3.000% due 08/01/2042 - 09/01/2043	416	411
3.500% due 07/01/2029	19,000	20,132
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	33	38
Freddie Mac
0.432% due 09/25/2031	29	27
1.324% due 10/25/2044	63	64
2.357% due 02/01/2029	7	7
2.391% due 04/01/2037	75	80
6.000% due 04/15/2036	725	789
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	35	38

		23,116

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Bonds
3.625% due 02/15/2044	6,300	6,636
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043	3,165	2,870
1.750% due 01/15/2028	2,602	2,995
2.000% due 01/15/2026	1,445	1,702
2.375% due 01/15/2025	503	609
2.375% due 01/15/2027	1,528	1,874
2.500% due 01/15/2029	1,645	2,074
3.875% due 04/15/2029	375	548

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.125% due 01/31/2021	$8,900	$8,942
2.375% due 12/31/2020 (f)(h)	12,100	12,359

		40,609

Total United States (Cost $135,844)		141,655

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$100	115

Total Virgin Islands (British) (Cost $105)		115

SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 1.5%
China Construction Bank Corp.
0.913% due 07/28/2014	$3,300	3,298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.608% due 04/11/2016		$1,700	$1,716

			5,014

SHORT-TERM NOTES 4.0%
Fannie Mae
0.060% due 10/01/2014		7,000	6,999
0.070% due 11/03/2014		5,000	4,999
Freddie Mac
0.060% due 10/17/2014		600	600
0.073% due 10/20/2014		500	500

			13,098

MEXICO TREASURY BILLS 6.0%
3.448% due 07/10/2014 - 02/05/2015 (b)	MXN	261,403	19,881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.7%
0.054% due 08/21/2014 - 10/30/2014 (b)(f)(h)	$2,445	$2,445

Total Short-Term Instruments (Cost $40,448)		40,438

Total Investments in Securities (Cost $335,458)		347,403

Total Investments 105.2% (Cost $335,458)		$347,403

Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(930))		315

Other Assets and Liabilities, net (5.3%)		(17,409)

Net Assets 100.0%		$330,309

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	02/11/2014	$3,255	$3,289	1.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.500%	08/01/2044	$19,000	$(20,510)	$(20,523)
	Fannie Mae	5.500%	07/01/2044	9,000	(10,004)	(10,070)
GSC	Fannie Mae	5.500%	07/01/2044	13,000	(14,434)	(14,546)

Total Short Sales					$(44,948)	$(45,139)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (1)
Master Securities Forward Transaction Agreement
FOB	$0	$0	$0	$(30,593)	$(30,593)	$0	$(30,593)
GSC	0	0	0	(14,546)	(14,546)	0	(14,546)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$(45,139)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.750	12/15/2014	179	$16	$8

Total Purchased Options				$16	$8

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December Futures	$ 99.000	12/15/2014	179	$(19)	$ (1)
Call - EUREX Euro-Bund 10-Year Bond August Futures	EUR 147.500	07/25/2014	11	0	(6)
Call - EUREX Euro-Bund 10-Year Bond August Futures	148.000	07/25/2014	11	0	(4)

Total Written Options				$(19)	$ (11)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar September Futures	Long	09/2014	75	$6	$0	$0
Australia Government 3-Year Bond September Futures	Short	09/2014	29	(17)	1	(2)
Australia Government 10-Year Bond September Futures	Short	09/2014	22	(52)	0	(10)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	27	2	3	(1)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	22	1	2	(1)
Canada Government 10-Year Bond September Futures	Short	09/2014	63	(72)	11	(6)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	55	157	1	(12)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	36	(17)	0	(2)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	9	(4)	0	(1)
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	4	(6)	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	55	21	2	0
United Kingdom Long Gilt September Futures	Long	09/2014	51	5	2	(31)

Total Futures Contracts				$24	$22	$(67)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$ 5,000	$108	$34	$0	$(2)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	1,700	34	9	0	(1)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 4,300	110	53	0	(6)

				$252	$96	$0	$(9)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016	$ 62,100	$(359)	$(77)	$0	$(17)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017	22,600	(69)	(77)	0	(8)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	10,900	15	(19)	0	(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	06/18/2021	$ 10,600	$(244)	$(179)	$0	$(11)
Receive	3-Month USD-LIBOR	2.800%	04/16/2024	700	(17)	(14)	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033	700	43	37	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD 5,700	178	179	9	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR 12,000	440	390	0	(7)
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	3,800	481	426	0	(3)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023	16,100	643	763	0	(9)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	29,400	(1,950)	(1,657)	33	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	1,000	(173)	(68)	0	(1)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP 32,500	147	42	16	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	4,800	(118)	(92)	26	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY 4,080,000	553	706	0	(24)

					$(430)	$360	$84	$(88)

Total Swap Agreements					$(178)	$456	$84	$(97)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $3,295 and cash of $417 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$8	$22	$84	$114		$(11)		$(67)		$(97)	$ (175)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	7,492	$	3,343	$0	$(48)
	07/2014	INR	16,332		275	4	0
	07/2014	$	1,627	AUD	1,761	33	0
	07/2014		3,385	BRL	7,492	14	(8)
	08/2014	EUR	2,000	$	2,724	0	(15)
	08/2014	$	554	AUD	590	1	0

BPS	07/2014	BRL	45,216	$	20,519	64	(9)
	07/2014	EUR	1,646		2,245	0	(9)
	07/2014	INR	13,300		225	4	0
	07/2014	MXN	9,254		711	0	(1)
	07/2014	$	19,914	BRL	45,216	550	0
	08/2014		975	AUD	1,037	1	0
	10/2014	MXN	42,716	$	3,247	0	(20)
	07/2015	BRL	33,000		13,096	0	(478)

BRC	07/2014		2,935		1,333	4	0
	07/2014	EUR	10,877		14,842	0	(52)
	07/2014	JPY	232,900		2,275	0	(24)
	07/2014	$	1,301	BRL	2,935	27	0
	07/2014		513	INR	30,367	0	(9)
	08/2014	CHF	1,718	$	1,920	0	(18)
	08/2014	$	1,921	DKK	10,287	0	(31)
	08/2014		1,349	SEK	8,772	0	(37)
	09/2014		27,344	GBP	16,231	417	0

CBK	07/2014	BRL	18,960	$	8,590	25	(16)
	07/2014	INR	3,562		60	1	0
	07/2014	MXN	4,156		319	0	(1)
	07/2014	$	99	AUD	105	0	0
	07/2014		8,442	BRL	18,960	139	0
	08/2014	INR	13,457	$	225	3	0
	10/2014	BRL	18,204		7,840	0	(188)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	07/2014	BRL	122	$	55	$0	$0
	07/2014	JPY	376,600		3,691	0	(27)
	07/2014	MXN	2,523		194	0	0
	07/2014	$	54	BRL	122	1	0
	07/2014		7,862	NZD	9,031	46	0
	08/2014	NOK	30	$	5	0	0
	08/2014	NZD	9,031		7,837	0	(45)
	11/2014	MXN	29,474		2,247	0	(4)
	12/2014		11,366		864	0	(2)
	01/2015	$	1,600	CNY	9,648	0	(44)
	04/2016		500		2,965	0	(27)

FBF	07/2014		782	INR	46,349	0	(13)
	09/2014		3,363	GBP	1,983	29	0
	10/2014	BRL	1,251	$	540	0	(12)
	09/2015	CNY	27,062		4,228	0	(111)

GLM	07/2014	BRL	2,411		1,091	3	(3)
	07/2014	MXN	3,381		259	0	(1)
	07/2014	NZD	130		110	0	(4)
	07/2014	$	1,073	BRL	2,411	18	0
	07/2014		1,676	EUR	1,224	0	0
	07/2014		477	INR	28,351	0	(6)
	08/2014	MXN	71,768	$	5,489	3	(26)
	08/2014	$	335	JPY	34,000	0	0
	10/2014	BRL	1,962	$	847	0	(18)
	10/2014	MXN	53,645		4,076	0	(29)
	01/2015	CNY	9,648		1,515	0	(41)
	02/2015	MXN	120,809		9,141	20	(57)

HUS	07/2014	BRL	29,434		12,823	0	(499)
	07/2014	$	13,364	BRL	29,434	0	(42)
	07/2014		650	INR	38,487	0	(12)

JPM	07/2014	BRL	14,705	$	6,569	0	(86)
	07/2014	EUR	3,806		5,181	0	(31)
	07/2014	JPY	5,645,357		55,587	0	(139)
	07/2014	$	6,670	BRL	14,705	6	(20)
	07/2014		22,144	EUR	16,288	160	0
	07/2014		5,399	INR	322,427	0	(51)
	07/2014		61,412	JPY	6,254,857	330	0
	08/2014	CHF	1,257	$	1,397	0	(21)
	08/2014	EUR	16,288		22,146	0	(160)
	08/2014	$	6,509	BRL	14,705	84	0
	08/2014		600	INR	35,787	0	(8)
	08/2014		55,600	JPY	5,645,357	141	0
	09/2014	GBP	1,005	$	1,702	0	(17)
	09/2014	MXN	6,628		510	2	0
	09/2015	CNY	2,378		400	19	0
	04/2016		13,826		2,150	0	(54)
	04/2016	$	1,830	CNY	10,861	0	(99)

MSC	07/2014	BRL	271	$	120	0	(3)
	07/2014	$	123	BRL	271	0	0
	07/2014		1,201	INR	70,775	0	(27)
	08/2014	INR	13,457	$	225	3	0

RBC	07/2014	EUR	1,183		1,611	0	(9)
	09/2014	MXN	3,465		266	1	0
	09/2014	$	4,200	CAD	4,566	71	0
	12/2014	MXN	25,653	$	1,952	0	(4)

RYL	09/2015	$	4,600	CNY	29,440	120	0

UAG	07/2014	BRL	17,235	$	7,661	0	(139)
	07/2014	MXN	4,381		336	0	(2)
	07/2014	NZD	8,901		7,591	0	(203)
	07/2014	$	7,825	BRL	17,235	0	(25)
	07/2014		102	INR	6,082	0	(1)
	08/2014	INR	8,917	$	150	2	0
	08/2014	$	673	BRL	1,521	9	0

Total Forward Foreign Currency Contracts						$2,355	$(3,086)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$(130)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$1,100	$(31)	$(27)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	1,100	(8)	(8)
	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	600	(27)	(25)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	1,700	(43)	(33)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	900	(6)	(4)

BRC	Put - OTC USD versus JPY	JPY	94.750	04/21/2016	4,800	(143)	(122)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	1,500	(34)	(28)
	Call - OTC USD versus BRL		2.600	03/11/2015	1,100	(20)	(17)
	Call - OTC USD versus BRL		2.740	06/08/2015	1,600	(36)	(29)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	200	(1)	(1)
	Call - OTC USD versus INR		61.300	08/14/2014	1,200	(10)	(6)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	4,600	(111)	(96)

DUB	Put - OTC USD versus JPY		92.000	05/19/2016	1,600	(38)	(32)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	2,300	(12)	(12)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	500	(6)	(7)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	1,600	(13)	(4)
	Call - OTC USD versus BRL		2.650	05/29/2015	600	(18)	(13)
	Call - OTC USD versus BRL		2.710	06/02/2015	900	(27)	(17)
	Call - OTC USD versus BRL		2.650	06/08/2015	1,700	(51)	(39)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	1,700	(38)	(24)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	2,200	(12)	(19)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	800	(10)	(12)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	500	(15)	(12)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	500	(4)	(3)

UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	1,800	(49)	(45)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	500	(3)	(3)

						$(766)	$(638)

Total Written Options						$(896)	$(638)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	179	$19,400	EUR 17,100	$(221)
Sales	591	70,700	5,000	(1,194)
Closing Buys	0	(2,700)	0	11
Expirations	(459)	(47,500)	(3,000)	439
Exercised	(110)	(2,300)	(2,000)	50

Balance at End of Period	201	$37,600	EUR 17,100	$(915)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Springleaf Finance Corp.	(1.370%	)	12/20/2017	1.907%	$ 100	$0	$2	$2	$0

BRC	WPP Ltd.	(3.750%	)	06/20/2017	0.244%	GBP 1,000	0	(178)	0	(178)

DUB	Marsh & McLennan Cos., Inc.	(0.670%	)	09/20/2014	0.040%	$ 1,000	0	(2)	0	(2)
	Marsh & McLennan Cos., Inc.	(0.590%	)	09/20/2014	0.040%	1,000	0	(2)	0	(2)

GST	UST, Inc.	(0.720%	)	03/20/2018	0.095%	1,000	0	(23)	0	(23)

RYL	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	0.410%	1,000	0	(16)	0	(16)

UAG	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.194%	1,000	0	(24)	0	(24)

							$0	$(243)	$2	$(245)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Russia Government International Bond	1.000%	03/20/2019	1.662%	$	600	$(38)	$21	$0	$(17)

BRC	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.069%	EUR	100	(15)	16	1	0
	Brazil Government International Bond	1.000%	03/20/2023	1.895%	$	800	(43)	(11)	0	(54)
	China Government International Bond	0.850%	12/20/2014	0.123%		1,200	0	4	4	0
	Citigroup, Inc.	1.000%	06/20/2018	0.521%		2,700	(4)	55	51	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.624%		1,100	208	14	222	0

CBK	Brazil Government International Bond	1.000%	03/20/2016	0.524%		3,100	(30)	56	26	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		300	(20)	11	0	(9)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		200	(16)	10	0	(6)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		11,300	(201)	401	200	0

DUB	Lloyds Bank PLC	3.000%	09/20/2017	0.397%	EUR	600	6	63	69	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	$	1,200	(90)	55	0	(35)

FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		500	8	17	25	0
	Finmeccanica Finance S.A.	5.000%	03/20/2019	1.769%	EUR	2,200	324	121	445	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.624%	$	300	57	4	61	0

GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		1,100	9	46	55	0
	BP Capital Markets America, Inc.	5.000%	09/20/2015	0.077%		200	3	9	12	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		100	(6)	3	0	(3)

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%		600	(11)	0	0	(11)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,100	(77)	45	0	(32)

JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		300	2	13	15	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		1,900	(43)	9	0	(34)
	China Government International Bond	0.820%	12/20/2014	0.123%		200	0	1	1	0

MYC	Brazil Government International Bond	1.000%	06/20/2019	1.380%		1,000	(23)	5	0	(18)
	Lloyds Bank PLC	3.000%	09/20/2017	0.397%	EUR	1,500	14	161	175	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	$	8,600	(174)	326	152	0

RYL	China Government International Bond	0.810%	12/20/2014	0.123%		1,800	0	6	6	0
	China Government International Bond	0.815%	12/20/2014	0.123%		700	0	3	3	0

							$(160)	$1,464	$1,523	$(219)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	4,000	$(24)	$(18)	$0	$(42)

BRC	Pay	1-Month GBP-UKRPI Index	3.275%	05/19/2016	GBP	3,800	0	111	111	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034	MXN	4,200	0	8	8	0
	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		5,000	0	3	3	0

DUB	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		127,000	137	465	602	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		5,000	23	7	30	0

GLM	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	4,900	(26)	(25)	0	(51)

HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	4,000	19	4	23	0

							$129	$555	$777	$(93)

Total Swap Agreements							$(31)	$1,776	$2,302	$(557)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $992 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$52	$0	$2	$54	$(71)	$(60)	$(17)	$(148)	$(94)	$0	$(94)
BPS	619	0	0	619	(517)	(37)	(42)	(596)	23	0	23
BRC	448	0	400	848	(171)	(122)	(232)	(525)	323	(290)	33
CBK	168	0	226	394	(205)	(177)	(15)	(397)	(3)	0	(3)
DUB	47	0	701	748	(149)	(44)	(39)	(232)	516	(300)	216
FBF	29	0	531	560	(136)	(7)	0	(143)	417	(290)	127
GLM	44	0	0	44	(185)	(116)	(51)	(352)	(308)	334	26
GST	0	0	67	67	0	0	(26)	(26)	41	(130)	(89)
HUS	0	0	23	23	(553)	(12)	(43)	(608)	(585)	373	(212)
JPM	742	0	16	758	(686)	0	(34)	(720)	38	0	38
MSB	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
MSC	3	0	0	3	(30)	0	0	(30)	(27)	0	(27)
MYC	0	0	327	327	0	0	(18)	(18)	309	(315)	(6)
RBC	72	0	0	72	(13)	0	0	(13)	59	0	59
RYL	120	0	9	129	0	0	(16)	(16)	113	(325)	(212)
UAG	11	0	0	11	(370)	(48)	(24)	(442)	(431)	285	(146)

Total Over the Counter	$2,355	$0	$2,302	$4,657	$(3,086)	$(638)	$(557)	$(4,281)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	22	22
Swap Agreements	0	0	0	0	84	84

	$0	$0	$0	$0	$114	$114

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,355	$0	$2,355
Swap Agreements	0	1,524	0	0	778	2,302

	$0	$1,524	$0	$2,355	$778	$4,657

	$0	$1,524	$0	$2,355	$892	$4,771

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	0	0	67	67
Swap Agreements	0	9	0	0	88	97

	$0	$9	$0	$0	$166	$175

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,086	$0	$3,086
Written Options	0	0	0	638	0	638
Swap Agreements	0	464	0	0	93	557

	$0	$464	$0	$3,724	$93	$4,281

	$0	$473	$0	$3,724	$259	$4,456

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$201	$201
Futures	22	0	0	0	(286)	(264)
Swap Agreements	0	(6,206)	0	0	2,785	(3,421)

	$22	$(6,206)	$0	$0	$2,700	$(3,484)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,609	$0	$1,609
Purchased Options	0	0	0	0	(3)	(3)
Written Options	0	0	0	169	78	247
Swap Agreements	0	1,321	0	0	(1,376)	(55)

	$0	$1,321	$0	$1,778	$(1,301)	$1,798

	$22	$(4,885)	$0	$1,778	$1,399	$(1,686)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	8	8
Futures	0	0	0	0	414	414
Swap Agreements	0	5,399	0	0	(1,603)	3,796

	$0	$5,399	$0	$0	$(1,182)	$4,217

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,008	$0	$1,008
Written Options	0	0	0	127	1	128
Swap Agreements	0	270	0	0	2,012	2,282

	$0	$270	$0	$1,135	$2,013	$3,418

	$0	$5,669	$0	$1,135	$831	$7,635

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$815	$0	$815
Belgium
Corporate Bonds & Notes	0	915	0	915
Brazil
Corporate Bonds & Notes	0	7,589	0	7,589
Sovereign Issues	0	16,013	0	16,013
Cayman Islands
Asset-Backed Securities	0	2,184	0	2,184
France
Sovereign Issues	0	21,495	0	21,495
Germany
Sovereign Issues	0	2,218	0	2,218
Guernsey, Channel Islands
Corporate Bonds & Notes	0	390	0	390
Ireland
Corporate Bonds & Notes	0	1,052	0	1,052
Italy
Asset-Backed Securities	0	66	0	66
Corporate Bonds & Notes	0	295	0	295
Mortgage-Backed Securities	0	1,540	0	1,540
Sovereign Issues	0	36,934	0	36,934
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,887	0	1,887
Luxembourg
Corporate Bonds & Notes	0	2,947	0	2,947
Mexico
Corporate Bonds & Notes	0	2,360	0	2,360
Sovereign Issues	0	8,916	0	8,916

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Netherlands
Corporate Bonds & Notes	$0	$4,675	$0	$4,675
New Zealand
Sovereign Issues	0	7,880	0	7,880
Norway
Corporate Bonds & Notes	0	3,435	0	3,435
Qatar
Corporate Bonds & Notes	0	1,645	0	1,645
Sovereign Issues	0	2,448	0	2,448
Slovenia
Sovereign Issues	0	2,821	0	2,821
South Korea
Corporate Bonds & Notes	0	2,869	0	2,869
Sovereign Issues	0	1,066	0	1,066
Spain
Sovereign Issues	0	25,327	0	25,327
United Arab Emirates
Sovereign Issues	0	1,703	0	1,703
United Kingdom
Corporate Bonds & Notes	0	2,054	0	2,054
Sovereign Issues	0	1,656	0	1,656
United States
Asset-Backed Securities	0	8,124	3,289	11,413
Bank Loan Obligations	0	2,636	0	2,636
Corporate Bonds & Notes	0	32,291	1,502	33,793
Mortgage-Backed Securities	0	26,696	1,403	28,099
Municipal Bonds & Notes	0	1,901	0	1,901
Preferred Securities	88	0	0	88
U.S. Government Agencies	0	23,116	0	23,116
U.S. Treasury Obligations	0	40,609	0	40,609

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Virgin Islands (British)
Corporate Bonds & Notes	$0	$115	$0	$115
Short-Term Instruments
Certificates of Deposit	0	5,014	0	5,014
Short-Term Notes	0	13,098	0	13,098
Mexico Treasury Bills	0	19,881	0	19,881
U.S. Treasury Bills	0	2,445	0	2,445

Total Investments	$88	$341,121	$6,194	$347,403

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(45,139)	$0	$(45,139)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$30	$84	$0	$114
Over the counter	0	4,657	0	4,657
	$30	$4,741	$0	$4,771

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(98)	0	(175)
Over the counter	0	(4,281)	0	(4,281)
	$(77)	$(4,379)	$0	$(4,456)

Totals	$41	$296,344	$6,194	$302,579

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 12/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Guernsey, Channel Islands
Corporate Bonds & Notes	$381	$0	$(12)	$0	$0	$21	$0	$(390)	$0	$0
United States
Asset-Backed Securities	0	3,256	0	0	0	33	0	0	3,289	33
Corporate Bonds & Notes	1,650	0	(125)	(4)	(1)	(18)	0	0	1,502	(3)
Mortgage-Backed Securities	3,684	0	(422)	2	21	20	0	(1,902)	1,403	15
Preferred Securities	410	0	(580)	0	(42)	212	0	0	0	0

Totals	$6,125	$3,256	$(1,139)	$(2)	$(22)	$268	$0	$(2,292)	$6,194	$45

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Asset-Backed Securities	$3,289	Benchmark Pricing	Base Price	101.63
Corporate Bonds & Notes	1,502	Third Party Vendor	Broker Quote	113.00-113.75
	1,403	Third Party Vendor	Broker Quote	93.00

Total	$6,194

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

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has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use

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Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and

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are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers.

The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed

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Notes to Financial Statements (Cont.)

securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at June 30, 2014 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations,

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Notes to Financial Statements (Cont.)

or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts

(“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

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Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign or issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each

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Notes to Financial Statements (Cont.)

sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with

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longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if

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the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to

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Notes to Financial Statements (Cont.)

the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$537,289	$528,012	$208,678	$152,030

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	80	$1,021	116	$1,512
Administrative Class	1,885	23,939	5,777	74,773
Advisor Class	356	4,531	553	7,097
Issued as reinvestment of distributions
Institutional Class	6	73	9	118
Administrative Class	233	2,988	492	6,320
Advisor Class	31	392	48	609
Cost of shares redeemed
Institutional Class	(51)	(649)	(121)	(1,562)
Administrative Class	(2,992)	(37,994)	(16,789)	(215,370)
Advisor Class	(283)	(3,590)	(490)	(6,312)
Net increase (decrease) resulting from Portfolio share transactions	(735)	$(9,289)	(10,405)	$(132,815)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 84% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 33% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

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The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$335,458	$14,221	$(2,276)	$11,945

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

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Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	USD (or $)	United States Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT26SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

United States	40.8%
Short-Term Instruments	11.6%
Italy	11.2%
Spain	7.3%
Brazil	6.8%
France	6.2%
Other	16.1%
‡	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (01/31/2006)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	6.22%	5.72%	7.06%	6.24%
JPMorgan GBI Global FX NY Index Unhedged in USD±	5.18%	6.40%	3.79%	5.22%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.78% for Institutional Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,062.20	$1,021.03
Expenses Paid During Period†	$3.89	$3.81
Net Annualized Expense Ratio	0.76%	0.76%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and may be denominated in major foreign currencies, baskets of foreign currencies (such as the Euro), or U.S. dollar.

»	Positions in local bonds in Brazil and Mexico contributed to performance as local sovereign yields in these countries fell during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Spain during the second quarter of 2014 contributed to relative performance as Spanish sovereign spreads over German Bunds tightened during this period.

»	Positions in non-Agency mortgage-backed securities (“MBS”) contributed to performance as prices of these securities generally rose during the reporting period.

»	An underweight duration positioning in Eurozone core interest rates detracted from relative performance as Euro-swap rates fell during the reporting period.

»	An underweight to the Japanese yen detracted from relative performance as the currency appreciated versus the U.S. dollar during the reporting period.

»	Short exposure to Agency MBS in the second half of the reporting period detracted from performance as spreads for the sector tightened during this period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$12.34		$13.72	$13.83	$13.49	$12.72	$12.25
Net investment income (a)	0.17		0.36	0.45	0.51	0.47	0.49
Net realized/unrealized gain (loss)	0.59		(1.50)	0.52	0.52	1.01	1.59
Total income (loss) from investment operations	0.76		(1.14)	0.97	1.03	1.48	2.08
Dividends from net investment income	(0.14)		(0.15)	(0.25)	(0.38)	(0.38)	(0.42)
Distributions from net realized capital gains	0.00		(0.09)	(0.83)	(0.31)	(0.33)	(1.19)
Total distributions	(0.14)		(0.24)	(1.08)	(0.69)	(0.71)	(1.61)
Net asset value end of year or period	$12.96		$12.34	$13.72	$13.83	$13.49	$12.72
Total return	6.22%		(8.34)%	7.10%	7.72%	11.81%	17.01%
Net assets end of year or period (000s)	$6,787		$6,037	$6,647	$7,766	$5,156	$3,143
Ratio of expenses to average net assets	0.75	%*	0.78%	0.76%	0.75%	0.76%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.69	%*	2.82%	3.14%	3.64%	3.55%	3.83%
Portfolio turnover rate	241	%**	335%**	362%**	506%**	849%**	624%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$347,403
Financial Derivative Instruments
Exchange-traded or centrally cleared	114
Over the counter	4,657
Cash	313
Deposits with counterparty	417
Foreign currency, at value	1,607
Receivable for investments sold	69,012
Receivable for Portfolio shares sold	213
Interest and dividends receivable	2,528
426,264

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$45,139
Financial Derivative Instruments
Exchange-traded or centrally cleared	175
Over the counter	4,281
Payable for investments purchased	44,360
Deposits from counterparty	1,635
Payable for Portfolio shares redeemed	128
Accrued investment advisory fees	65
Accrued supervisory and administrative fees	130
Accrued distribution fees	8
Accrued servicing fees	34
95,955

Net Assets	$330,309

Net Assets Consist of:
Paid in capital	$309,222
(Overdistributed) net investment income	(351)
Accumulated undistributed net realized gain	7,887
Net unrealized appreciation	13,551
$330,309

Net Assets:
Institutional Class	$6,787
Administrative Class	283,668
Advisor Class	39,854

Shares Issued and Outstanding:
Institutional Class	524
Administrative Class	21,893
Advisor Class	3,076

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.96
Administrative Class	12.96
Advisor Class	12.96

Cost of Investments in Securities	$335,458
Cost of Foreign Currency Held	$1,600
Proceeds Received on Short Sales	$44,948
Cost or Premiums of Financial Derivative Instruments, net	$(930)

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$5,546
Dividends	9
Total Income	5,555

Expenses:
Investment advisory fees	404
Supervisory and administrative fees	807
Servicing fees - Administrative Class	209
Distribution and/or servicing fees - Advisor Class	47
Trustee fees	1
Interest expense	12
Total Expenses	1,480

Net Investment Income	4,075

Net Realized Gain (Loss):
Investments in securities	1,706
Exchange-traded or centrally cleared financial derivative instruments	(3,484)
Over the counter financial derivative instruments	1,798
Foreign currency	(408)
Net Realized (Loss)	(388)

Net Change in Unrealized Appreciation:
Investments in securities	7,637
Exchange-traded or centrally cleared financial derivative instruments	4,217
Over the counter financial derivative instruments	3,418
Foreign currency assets and liabilities	374
Net Change in Unrealized Appreciation	15,646
Net Gain	15,258

Net Increase in Net Assets Resulting from Operations	$19,333

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,075	$11,820
Net realized (loss)	(388)	(18,176)
Net change in unrealized appreciation (depreciation)	15,646	(32,810)
Net increase resulting from operations	19,333	(39,166)

Distributions to Shareholders:
From net investment income
Institutional Class	(73)	(76)
Administrative Class	(2,988)	(4,338)
Advisor Class	(392)	(352)
From net realized capital gains
Institutional Class	0	(42)
Administrative Class	0	(1,983)
Advisor Class	0	(257)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	0
Advisor Class	0	0

Total Distributions	(3,453)	(7,048)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(9,289)	(132,815)

Total Increase (Decrease) in Net Assets	6,591	(179,029)

Net Assets:
Beginning of period	323,718	502,747
End of period*	$330,309	$323,718

* Including (overdistributed) net investment income of:	$(351)	$(973)

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.2%

AUSTRALIA 0.2%

MORTGAGE-BACKED SECURITIES 0.2%
Puma Finance Ltd.
0.367% due 02/21/2038		$121	$120
3.075% due 08/22/2037	AUD	168	159
Swan Trust
0.383% due 05/12/2037		$155	155
2.967% due 05/12/2037	AUD	213	201
Torrens Trust
3.080% due 10/19/2038		191	180

Total Australia (Cost $816)			815

BELGIUM 0.3%

CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023		$800	915

Total Belgium (Cost $887)			915

BRAZIL 7.2%

CORPORATE BONDS & NOTES 2.3%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$200	209
4.500% due 04/06/2015		1,100	1,127
Banco Votorantim S.A.
5.250% due 02/11/2016		100	105
BM&FBovespa S.A.
5.500% due 07/16/2020		300	328
BRF S.A.
5.875% due 06/06/2022		2,700	2,929
CSN Islands Corp.
6.875% due 09/21/2019		200	213
Petrobras Global Finance BV
3.112% due 03/17/2020		1,600	1,648
4.875% due 03/17/2020		1,000	1,030

			7,589

SOVEREIGN ISSUES 4.9%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	33,000	13,446
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,700	705
10.000% due 01/01/2025		4,700	1,862

			16,013

Total Brazil (Cost $22,716)			23,602

CAYMAN ISLANDS 0.7%

ASSET-BACKED SECURITIES 0.7%
BlueMountain CLO Ltd.
0.461% due 11/15/2017		$61	61
Gallatin CLO Ltd.
1.432% due 07/15/2023		800	802
Golden Knight CDO Corp.
0.466% due 04/15/2019		523	521
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		800	800

Total Cayman Islands (Cost $2,180)			2,184

FRANCE 6.5%

SOVEREIGN ISSUES 6.5%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$1,700	1,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
France Government Bond
1.000% due 05/25/2018	EUR	8,600	$12,080
4.500% due 04/25/2041		4,100	7,650

Total France (Cost $20,744)			21,495

GERMANY 0.7%

SOVEREIGN ISSUES 0.7%
Free State of Bavaria
3.500% due 01/27/2016	EUR	749	1,080
Republic of Germany
1.500% due 02/15/2023		800	1,138

Total Germany (Cost $2,098)			2,218

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$363	390

Total Guernsey, Channel Islands (Cost $363)			390

IRELAND 0.3%

CORPORATE BONDS & NOTES 0.3%
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	1,052

Total Ireland (Cost $1,055)			1,052

ITALY 11.8%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.423% due 12/12/2028	EUR	48	66

CORPORATE BONDS & NOTES 0.1%
Banca Carige SpA
3.875% due 10/24/2018		200	295

MORTGAGE-BACKED SECURITIES 0.5%
Claris ABS
0.794% due 10/31/2060		1,147	1,540

SOVEREIGN ISSUES 11.2%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)		2,064	3,041
2.350% due 09/15/2024 (c)		1,814	2,662
4.500% due 05/01/2023		7,500	11,818
4.500% due 03/01/2024		1,800	2,836
4.750% due 09/01/2021		800	1,290
5.500% due 09/01/2022		2,900	4,879
5.500% due 11/01/2022		6,000	10,081
Italy Government International Bond
5.250% due 09/20/2016		$300	327

			36,934

Total Italy (Cost $37,822)			38,835

JERSEY, CHANNEL ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,887

Total Jersey, Channel Islands (Cost $1,322)			1,887

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.9%

CORPORATE BONDS & NOTES 0.9%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$1,600	$1,742
8.146% due 04/11/2018		300	346
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		800	859

Total Luxembourg (Cost $2,683)			2,947

MEXICO 3.4%

CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$1,500	1,534
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		800	826

			2,360

SOVEREIGN ISSUES 2.7%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	35,700	3,128
7.750% due 05/29/2031		38,130	3,368
7.750% due 11/23/2034		5,800	515
9.500% due 12/18/2014		11,000	874
10.000% due 12/05/2024		10,000	1,031

			8,916

Total Mexico (Cost $11,121)			11,276

NETHERLANDS 1.4%

CORPORATE BONDS & NOTES 1.4%
GMAC International Finance BV
7.500% due 04/21/2015	EUR	900	1,295
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)		2,100	3,034
Waha Aerospace BV
3.925% due 07/28/2020		$325	346

Total Netherlands (Cost $4,639)			4,675

NEW ZEALAND 2.4%

SOVEREIGN ISSUES 2.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	4,300	3,912
5.500% due 04/15/2023		4,200	3,968

Total New Zealand (Cost $7,538)			7,880

NORWAY 1.0%

CORPORATE BONDS & NOTES 1.0%
DNB Bank ASA
3.200% due 04/03/2017		$1,000	1,053
Eksportfinans ASA
2.000% due 09/15/2015		800	801
2.375% due 05/25/2016		200	201
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		500	534
5.500% due 06/26/2017		600	645

Total Norway (Cost $3,270)			3,435

QATAR 1.2%

CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$1,600	1,645

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		$2,400	$2,448

Total Qatar (Cost $4,026)			4,093

SLOVENIA 0.9%

SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,900	2,821

Total Slovenia (Cost $2,555)			2,821

SOUTH KOREA 1.2%

CORPORATE BONDS & NOTES 0.9%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	520
5.875% due 01/14/2015		1,900	1,953
6.460% due 02/27/2017	MXN	5,000	396

			2,869

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		$200	202
7.125% due 04/16/2019		700	864

			1,066

Total South Korea (Cost $3,805)			3,935

SPAIN 7.7%

SOVEREIGN ISSUES 7.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,539
Spain Government International Bond
4.400% due 10/31/2023		2,600	4,093
5.400% due 01/31/2023		11,700	19,695

Total Spain (Cost $24,427)			25,327

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,703

Total United Arab Emirates (Cost $1,490)			1,703

UNITED KINGDOM 1.1%

CORPORATE BONDS & NOTES 0.6%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,400	2,054

SOVEREIGN ISSUES 0.5%
United Kingdom Gilt
3.250% due 01/22/2044	GBP	1,000	1,656

Total United Kingdom (Cost $3,504)			3,710

UNITED STATES 42.9%

ASSET-BACKED SECURITIES 3.5%
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		$1	1
0.852% due 10/25/2031		2	2
Carrington Mortgage Loan Trust
0.202% due 12/25/2036		23	23
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,673	1,874

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.552% due 08/25/2034		$156	$143
0.602% due 04/25/2036		1,000	855
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		25	14
Denver Arena Trust
6.940% due 11/15/2019		21	21
EMC Mortgage Loan Trust
0.602% due 05/25/2043		420	391
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		179	43
JPMorgan Mortgage Acquisition Trust
0.432% due 03/25/2047		1,632	918
Morgan Stanley ABS Capital, Inc. Trust
0.262% due 03/25/2037		1,353	751
0.402% due 08/25/2036		3,250	1,792
0.952% due 07/25/2037		1,206	1,144
Rise Ltd.
4.750% due 02/15/2039 (d)		3,231	3,289
SACO, Inc.
0.552% due 04/25/2035		9	8
Securitized Asset-Backed Receivables LLC Trust
0.202% due 12/25/2036		10	5
SLC Student Loan Trust
0.681% due 06/15/2017		68	69
SLM Student Loan Trust
0.431% due 12/17/2018		26	26
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		20	20
Washington Mutual Asset-Backed Certificates Trust
0.210% due 10/25/2036		50	23

			11,413

BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		1,782	1,797
HCA, Inc.
2.650% due 05/02/2016		838	839

			2,636

CORPORATE BONDS & NOTES 10.2%
Ally Financial, Inc.
4.625% due 06/26/2015		200	207
6.750% due 12/01/2014		900	922
American International Group, Inc.
6.765% due 11/15/2017	GBP	488	952
8.175% due 05/15/2068		$200	276
Bank of America Corp.
5.750% due 12/01/2017		200	226
7.625% due 06/01/2019		1,400	1,731
Bank of America N.A.
0.531% due 06/15/2017		1,300	1,286
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,000	1,191
Boston Scientific Corp.
6.400% due 06/15/2016		250	276
Citigroup, Inc.
1.584% due 11/30/2017	EUR	200	273
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$520	569
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		775	876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
D.R. Horton, Inc.
6.500% due 04/15/2016		$4,500	$4,894
Denali Borrower LLC
5.625% due 10/15/2020		700	744
Duke Energy Corp.
3.350% due 04/01/2015		100	102
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	118
Ford Motor Credit Co. LLC
8.700% due 10/01/2014		200	204
Goldman Sachs Group, Inc.
0.628% due 07/22/2015		500	500
0.727% due 01/12/2015		700	701
0.834% due 09/29/2014		800	801
6.250% due 09/01/2017		500	570
International Lease Finance Corp.
5.750% due 05/15/2016		500	537
7.125% due 09/01/2018		400	465
8.625% due 09/15/2015		900	976
JPMorgan Chase & Co.
0.744% due 02/15/2017		100	100
0.779% due 04/25/2018		800	801
5.058% due 02/22/2021	CAD	200	196
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	400	546
6.000% due 10/01/2017		$1,000	1,137
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	581
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		800	161
Mohawk Industries, Inc.
6.125% due 01/15/2016		1,000	1,080
Morgan Stanley
0.706% due 10/15/2015		1,000	1,002
0.727% due 04/13/2016	EUR	700	959
Murray Street Investment Trust
4.647% due 03/09/2017		$600	649
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	818
3.750% due 05/11/2017		1,300	1,382
Puget Energy, Inc.
6.500% due 12/15/2020		900	1,086
Southwestern Energy Co.
4.100% due 03/15/2022		300	318
7.500% due 02/01/2018		100	119
UAL Pass-Through Trust
10.400% due 05/01/2018		551	627
UST LLC
5.750% due 03/01/2018		1,000	1,139
Verizon Communications, Inc.
1.761% due 09/15/2016		400	411
1.981% due 09/14/2018		100	106
2.500% due 09/15/2016		300	309
3.650% due 09/14/2018		400	428
4.500% due 09/15/2020		400	441

			33,793

MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035		29	27
American Home Mortgage Assets Trust
0.342% due 05/25/2046		390	296
0.362% due 10/25/2046		505	335
Banc of America Funding Corp.
2.651% due 02/20/2036		459	463
2.734% due 10/20/2046 ^		160	121

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/25/2036	$576	$601
BCAP LLC Trust
0.322% due 01/25/2037 ^	364	277
5.250% due 04/26/2037	2,007	1,903
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	121	123
2.475% due 08/25/2033	20	20
2.483% due 05/25/2034	15	14
2.528% due 10/25/2033	17	18
2.528% due 03/25/2035	41	42
2.654% due 05/25/2034	55	53
2.936% due 05/25/2047 ^	484	414
3.196% due 11/25/2034	13	13
Bear Stearns Alt-A Trust
2.562% due 11/25/2035 ^	220	173
2.699% due 08/25/2036 ^	266	203
2.790% due 09/25/2035	181	160
Bear Stearns Structured Products, Inc.
2.488% due 12/26/2046	149	105
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.332% due 07/25/2036	112	97
Citigroup Commercial Mortgage Trust
0.905% due 06/15/2033	1,600	1,606
5.898% due 12/10/2049	400	404
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	65	66
2.500% due 10/25/2035	1,585	1,561
Countrywide Alternative Loan Trust
0.322% due 01/25/2037 ^	688	608
0.333% due 02/20/2047	318	239
0.348% due 12/20/2046	638	493
0.363% due 03/20/2046	189	147
0.363% due 07/20/2046 ^	408	281
0.432% due 02/25/2037	242	195
0.502% due 05/25/2037 ^	103	69
1.623% due 11/25/2035	47	37
2.163% due 11/25/2035	47	38
5.250% due 06/25/2035 ^	36	33
5.318% due 11/25/2035 ^	405	335
6.000% due 04/25/2037 ^	90	70
6.000% due 02/25/2047	880	705
6.250% due 08/25/2037 ^	48	40
6.500% due 06/25/2036 ^	236	189
Countrywide Home Loan Mortgage Pass-Through Trust
0.382% due 05/25/2035	107	92
0.442% due 04/25/2035	33	27
0.472% due 03/25/2035	139	109
0.482% due 02/25/2035	11	11
0.752% due 03/25/2035	606	549
0.912% due 09/25/2034	13	12
2.376% due 02/20/2036	577	502
2.498% due 11/25/2034	30	29
2.623% due 05/25/2047	165	130
2.665% due 11/19/2033	26	26
2.747% due 08/25/2034	9	8
5.500% due 10/25/2035	177	172
Credit Suisse First Boston Mortgage Securities Corp.
2.526% due 08/25/2033	31	31
6.500% due 04/25/2033	1	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	154	91
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	466	378
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	3	3
Greenpoint Mortgage Funding Trust
0.422% due 11/25/2045	13	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
1.850% due 03/25/2033	$14	$14
2.243% due 06/25/2034	9	9
2.657% due 09/25/2035	371	375
HarborView Mortgage Loan Trust
0.895% due 02/19/2034	2	2
0.973% due 12/19/2036 ^	197	162
2.491% due 05/19/2033	30	30
IndyMac Mortgage Loan Trust
4.574% due 09/25/2035	360	322
JPMorgan Mortgage Trust
1.990% due 11/25/2033	16	16
2.625% due 07/25/2035	207	209
2.626% due 01/25/2037	435	392
2.663% due 07/25/2035	181	187
2.952% due 02/25/2035	14	14
Luminent Mortgage Trust
0.392% due 04/25/2036	700	487
MASTR Adjustable Rate Mortgages Trust
2.402% due 05/25/2034	929	919
MASTR Alternative Loan Trust
0.552% due 03/25/2036	58	18
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030	11	11
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036	160	148
0.402% due 08/25/2036	25	24
2.220% due 02/25/2033	19	19
2.461% due 02/25/2036	107	103
Merrill Lynch Mortgage-Backed Securities Trust
3.049% due 04/25/2037 ^	15	12
Nomura Asset Acceptance Corp.
2.499% due 10/25/2035	29	26
Residential Accredit Loans, Inc. Trust
0.302% due 02/25/2047	193	116
0.332% due 06/25/2046	511	238
0.362% due 04/25/2046	218	111
6.000% due 12/25/2036 ^	726	576
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	236	225
RiverView HECM Trust
0.212% due 07/25/2047	1,508	1,403
Structured Adjustable Rate Mortgage Loan Trust
2.458% due 04/25/2034	54	54
2.467% due 02/25/2034	20	21
2.568% due 09/25/2034	51	51
Structured Asset Mortgage Investments Trust
0.342% due 07/25/2046	601	512
0.362% due 05/25/2046	131	100
0.372% due 05/25/2036	611	461
0.372% due 09/25/2047	600	486
0.405% due 07/19/2035	428	410
0.432% due 02/25/2036	701	566
0.445% due 07/19/2034	6	6
0.855% due 03/19/2034	10	10
Suntrust Alternative Loan Trust
0.802% due 12/25/2035 ^	1,541	1,208
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045	72	69
0.462% due 01/25/2045	11	11
0.472% due 01/25/2045	11	11
0.823% due 02/25/2047	544	453
1.523% due 08/25/2042	7	7
1.850% due 01/25/2037 ^	43	38
2.054% due 12/25/2036 ^	8	7
2.201% due 07/25/2046	250	228

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.239% due 12/25/2036 ^	$65	$60
2.407% due 03/25/2034	49	50
2.448% due 02/25/2033	156	155
2.449% due 06/25/2033	15	15
2.557% due 06/25/2037	110	97
Washington Mutual Mortgage Pass-Through Certificates Trust
1.063% due 07/25/2046 ^	82	49
6.000% due 06/25/2037 ^	1,664	1,401
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	668	610
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 04/25/2036	29	29

		28,099

MUNICIPAL BONDS & NOTES 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,215	1,901

		1,901

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Security
3.562% due 03/15/2017	500	12
3.562% due 01/16/2018	3,100	76

		88

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.272% due 03/25/2034	$11	11
0.302% due 08/25/2034	8	8
0.502% due 01/25/2017	1,390	1,393
1.911% due 10/01/2034	4	4
2.012% due 12/01/2034	9	9
2.485% due 11/01/2034	68	73
3.000% due 08/01/2042 - 09/01/2043	416	411
3.500% due 07/01/2029	19,000	20,132
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	33	38
Freddie Mac
0.432% due 09/25/2031	29	27
1.324% due 10/25/2044	63	64
2.357% due 02/01/2029	7	7
2.391% due 04/01/2037	75	80
6.000% due 04/15/2036	725	789
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	35	38

		23,116

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Bonds
3.625% due 02/15/2044	6,300	6,636
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043	3,165	2,870
1.750% due 01/15/2028	2,602	2,995
2.000% due 01/15/2026	1,445	1,702
2.375% due 01/15/2025	503	609
2.375% due 01/15/2027	1,528	1,874
2.500% due 01/15/2029	1,645	2,074
3.875% due 04/15/2029	375	548

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.125% due 01/31/2021	$8,900	$8,942
2.375% due 12/31/2020 (f)(h)	12,100	12,359

		40,609

Total United States (Cost $135,844)		141,655

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$100	115

Total Virgin Islands (British) (Cost $105)		115

SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 1.5%
China Construction Bank Corp.
0.913% due 07/28/2014	$3,300	3,298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.608% due 04/11/2016		$1,700	$1,716

			5,014

SHORT-TERM NOTES 4.0%
Fannie Mae
0.060% due 10/01/2014		7,000	6,999
0.070% due 11/03/2014		5,000	4,999
Freddie Mac
0.060% due 10/17/2014		600	600
0.073% due 10/20/2014		500	500

			13,098

MEXICO TREASURY BILLS 6.0%
3.448% due 07/10/2014 - 02/05/2015 (b)	MXN	261,403	19,881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.7%
0.054% due 08/21/2014 - 10/30/2014 (b)(f)(h)	$2,445	$2,445

Total Short-Term Instruments (Cost $40,448)		40,438

Total Investments in Securities (Cost $335,458)		347,403

Total Investments 105.2% (Cost $335,458)		$347,403

Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(930))		315

Other Assets and Liabilities, net (5.3%)		(17,409)

Net Assets 100.0%		$330,309

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	02/11/2014	$3,255	$3,289	1.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.500%	08/01/2044	$19,000	$(20,510)	$(20,523)
	Fannie Mae	5.500%	07/01/2044	9,000	(10,004)	(10,070)
GSC	Fannie Mae	5.500%	07/01/2044	13,000	(14,434)	(14,546)

Total Short Sales					$(44,948)	$(45,139)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (1)
Master Securities Forward Transaction Agreement
FOB	$0	$0	$0	$(30,593)	$(30,593)	$0	$(30,593)
GSC	0	0	0	(14,546)	(14,546)	0	(14,546)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$(45,139)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.750	12/15/2014	179	$16	$8

Total Purchased Options				$16	$8

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar December Futures	$ 99.000	12/15/2014	179	$(19)	$ (1)
Call - EUREX Euro-Bund 10-Year Bond August Futures	EUR 147.500	07/25/2014	11	0	(6)
Call - EUREX Euro-Bund 10-Year Bond August Futures	148.000	07/25/2014	11	0	(4)

Total Written Options				$(19)	$ (11)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar September Futures	Long	09/2014	75	$6	$0	$0
Australia Government 3-Year Bond September Futures	Short	09/2014	29	(17)	1	(2)
Australia Government 10-Year Bond September Futures	Short	09/2014	22	(52)	0	(10)
Call Options Strike @ EUR 147.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	27	2	3	(1)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2014	22	1	2	(1)
Canada Government 10-Year Bond September Futures	Short	09/2014	63	(72)	11	(6)
Euro-BTP Italy Government Bond September Futures	Long	09/2014	55	157	1	(12)
U.S. Treasury 5-Year Note September Futures	Short	09/2014	36	(17)	0	(2)
U.S. Treasury 10-Year Note September Futures	Short	09/2014	9	(4)	0	(1)
U.S. Treasury 30-Year Bond September Futures	Short	09/2014	4	(6)	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	55	21	2	0
United Kingdom Long Gilt September Futures	Long	09/2014	51	5	2	(31)

Total Futures Contracts				$24	$22	$(67)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$ 5,000	$108	$34	$0	$(2)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	1,700	34	9	0	(1)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 4,300	110	53	0	(6)

				$252	$96	$0	$(9)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016	$ 62,100	$(359)	$(77)	$0	$(17)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017	22,600	(69)	(77)	0	(8)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	10,900	15	(19)	0	(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	06/18/2021	$ 10,600	$(244)	$(179)	$0	$(11)
Receive	3-Month USD-LIBOR	2.800%	04/16/2024	700	(17)	(14)	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033	700	43	37	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD 5,700	178	179	9	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR 12,000	440	390	0	(7)
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	3,800	481	426	0	(3)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023	16,100	643	763	0	(9)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	29,400	(1,950)	(1,657)	33	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	1,000	(173)	(68)	0	(1)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP 32,500	147	42	16	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	4,800	(118)	(92)	26	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY 4,080,000	553	706	0	(24)

					$(430)	$360	$84	$(88)

Total Swap Agreements					$(178)	$456	$84	$(97)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(f)	Securities with an aggregate market value of $3,295 and cash of $417 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$8	$22	$84	$114		$(11)		$(67)		$(97)	$ (175)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	7,492	$	3,343	$0	$(48)
	07/2014	INR	16,332		275	4	0
	07/2014	$	1,627	AUD	1,761	33	0
	07/2014		3,385	BRL	7,492	14	(8)
	08/2014	EUR	2,000	$	2,724	0	(15)
	08/2014	$	554	AUD	590	1	0

BPS	07/2014	BRL	45,216	$	20,519	64	(9)
	07/2014	EUR	1,646		2,245	0	(9)
	07/2014	INR	13,300		225	4	0
	07/2014	MXN	9,254		711	0	(1)
	07/2014	$	19,914	BRL	45,216	550	0
	08/2014		975	AUD	1,037	1	0
	10/2014	MXN	42,716	$	3,247	0	(20)
	07/2015	BRL	33,000		13,096	0	(478)

BRC	07/2014		2,935		1,333	4	0
	07/2014	EUR	10,877		14,842	0	(52)
	07/2014	JPY	232,900		2,275	0	(24)
	07/2014	$	1,301	BRL	2,935	27	0
	07/2014		513	INR	30,367	0	(9)
	08/2014	CHF	1,718	$	1,920	0	(18)
	08/2014	$	1,921	DKK	10,287	0	(31)
	08/2014		1,349	SEK	8,772	0	(37)
	09/2014		27,344	GBP	16,231	417	0

CBK	07/2014	BRL	18,960	$	8,590	25	(16)
	07/2014	INR	3,562		60	1	0
	07/2014	MXN	4,156		319	0	(1)
	07/2014	$	99	AUD	105	0	0
	07/2014		8,442	BRL	18,960	139	0
	08/2014	INR	13,457	$	225	3	0
	10/2014	BRL	18,204		7,840	0	(188)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	07/2014	BRL	122	$	55	$0	$0
	07/2014	JPY	376,600		3,691	0	(27)
	07/2014	MXN	2,523		194	0	0
	07/2014	$	54	BRL	122	1	0
	07/2014		7,862	NZD	9,031	46	0
	08/2014	NOK	30	$	5	0	0
	08/2014	NZD	9,031		7,837	0	(45)
	11/2014	MXN	29,474		2,247	0	(4)
	12/2014		11,366		864	0	(2)
	01/2015	$	1,600	CNY	9,648	0	(44)
	04/2016		500		2,965	0	(27)

FBF	07/2014		782	INR	46,349	0	(13)
	09/2014		3,363	GBP	1,983	29	0
	10/2014	BRL	1,251	$	540	0	(12)
	09/2015	CNY	27,062		4,228	0	(111)

GLM	07/2014	BRL	2,411		1,091	3	(3)
	07/2014	MXN	3,381		259	0	(1)
	07/2014	NZD	130		110	0	(4)
	07/2014	$	1,073	BRL	2,411	18	0
	07/2014		1,676	EUR	1,224	0	0
	07/2014		477	INR	28,351	0	(6)
	08/2014	MXN	71,768	$	5,489	3	(26)
	08/2014	$	335	JPY	34,000	0	0
	10/2014	BRL	1,962	$	847	0	(18)
	10/2014	MXN	53,645		4,076	0	(29)
	01/2015	CNY	9,648		1,515	0	(41)
	02/2015	MXN	120,809		9,141	20	(57)

HUS	07/2014	BRL	29,434		12,823	0	(499)
	07/2014	$	13,364	BRL	29,434	0	(42)
	07/2014		650	INR	38,487	0	(12)

JPM	07/2014	BRL	14,705	$	6,569	0	(86)
	07/2014	EUR	3,806		5,181	0	(31)
	07/2014	JPY	5,645,357		55,587	0	(139)
	07/2014	$	6,670	BRL	14,705	6	(20)
	07/2014		22,144	EUR	16,288	160	0
	07/2014		5,399	INR	322,427	0	(51)
	07/2014		61,412	JPY	6,254,857	330	0
	08/2014	CHF	1,257	$	1,397	0	(21)
	08/2014	EUR	16,288		22,146	0	(160)
	08/2014	$	6,509	BRL	14,705	84	0
	08/2014		600	INR	35,787	0	(8)
	08/2014		55,600	JPY	5,645,357	141	0
	09/2014	GBP	1,005	$	1,702	0	(17)
	09/2014	MXN	6,628		510	2	0
	09/2015	CNY	2,378		400	19	0
	04/2016		13,826		2,150	0	(54)
	04/2016	$	1,830	CNY	10,861	0	(99)

MSC	07/2014	BRL	271	$	120	0	(3)
	07/2014	$	123	BRL	271	0	0
	07/2014		1,201	INR	70,775	0	(27)
	08/2014	INR	13,457	$	225	3	0

RBC	07/2014	EUR	1,183		1,611	0	(9)
	09/2014	MXN	3,465		266	1	0
	09/2014	$	4,200	CAD	4,566	71	0
	12/2014	MXN	25,653	$	1,952	0	(4)

RYL	09/2015	$	4,600	CNY	29,440	120	0

UAG	07/2014	BRL	17,235	$	7,661	0	(139)
	07/2014	MXN	4,381		336	0	(2)
	07/2014	NZD	8,901		7,591	0	(203)
	07/2014	$	7,825	BRL	17,235	0	(25)
	07/2014		102	INR	6,082	0	(1)
	08/2014	INR	8,917	$	150	2	0
	08/2014	$	673	BRL	1,521	9	0

Total Forward Foreign Currency Contracts						$2,355	$(3,086)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$(130)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$1,100	$(31)	$(27)
	Call - OTC USD versus INR	INR	61.100	08/20/2014	1,100	(8)	(8)
	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	600	(27)	(25)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	1,700	(43)	(33)
	Call - OTC USD versus INR	INR	60.300	07/17/2014	900	(6)	(4)

BRC	Put - OTC USD versus JPY	JPY	94.750	04/21/2016	4,800	(143)	(122)

CBK	Call - OTC USD versus BRL	BRL	2.540	03/09/2015	1,500	(34)	(28)
	Call - OTC USD versus BRL		2.600	03/11/2015	1,100	(20)	(17)
	Call - OTC USD versus BRL		2.740	06/08/2015	1,600	(36)	(29)
	Call - OTC USD versus INR	INR	60.400	07/25/2014	200	(1)	(1)
	Call - OTC USD versus INR		61.300	08/14/2014	1,200	(10)	(6)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	4,600	(111)	(96)

DUB	Put - OTC USD versus JPY		92.000	05/19/2016	1,600	(38)	(32)
	Put - OTC USD versus ZAR	ZAR	10.600	07/16/2014	2,300	(12)	(12)

FBF	Call - OTC USD versus INR	INR	60.000	08/21/2014	500	(6)	(7)

GLM	Call - OTC USD versus BRL	BRL	2.400	08/29/2014	1,600	(13)	(4)
	Call - OTC USD versus BRL		2.650	05/29/2015	600	(18)	(13)
	Call - OTC USD versus BRL		2.710	06/02/2015	900	(27)	(17)
	Call - OTC USD versus BRL		2.650	06/08/2015	1,700	(51)	(39)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	1,700	(38)	(24)
	Put - OTC USD versus ZAR	ZAR	10.670	07/16/2014	2,200	(12)	(19)

HUS	Call - OTC USD versus INR	INR	60.000	08/21/2014	800	(10)	(12)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	500	(15)	(12)
	Call - OTC USD versus INR	INR	61.300	08/14/2014	500	(4)	(3)

UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	1,800	(49)	(45)
	Call - OTC USD versus INR	INR	60.600	07/31/2014	500	(3)	(3)

						$(766)	$(638)

Total Written Options						$(896)	$(638)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	179	$19,400	EUR 17,100	$(221)
Sales	591	70,700	5,000	(1,194)
Closing Buys	0	(2,700)	0	11
Expirations	(459)	(47,500)	(3,000)	439
Exercised	(110)	(2,300)	(2,000)	50

Balance at End of Period	201	$37,600	EUR 17,100	$(915)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Springleaf Finance Corp.	(1.370%	)	12/20/2017	1.907%	$ 100	$0	$2	$2	$0

BRC	WPP Ltd.	(3.750%	)	06/20/2017	0.244%	GBP 1,000	0	(178)	0	(178)

DUB	Marsh & McLennan Cos., Inc.	(0.670%	)	09/20/2014	0.040%	$ 1,000	0	(2)	0	(2)
	Marsh & McLennan Cos., Inc.	(0.590%	)	09/20/2014	0.040%	1,000	0	(2)	0	(2)

GST	UST, Inc.	(0.720%	)	03/20/2018	0.095%	1,000	0	(23)	0	(23)

RYL	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	0.410%	1,000	0	(16)	0	(16)

UAG	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.194%	1,000	0	(24)	0	(24)

							$0	$(243)	$2	$(245)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Russia Government International Bond	1.000%	03/20/2019	1.662%	$	600	$(38)	$21	$0	$(17)

BRC	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.069%	EUR	100	(15)	16	1	0
	Brazil Government International Bond	1.000%	03/20/2023	1.895%	$	800	(43)	(11)	0	(54)
	China Government International Bond	0.850%	12/20/2014	0.123%		1,200	0	4	4	0
	Citigroup, Inc.	1.000%	06/20/2018	0.521%		2,700	(4)	55	51	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.624%		1,100	208	14	222	0

CBK	Brazil Government International Bond	1.000%	03/20/2016	0.524%		3,100	(30)	56	26	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		300	(20)	11	0	(9)
	Russia Government International Bond	1.000%	06/20/2019	1.717%		200	(16)	10	0	(6)
	Spain Government International Bond	1.000%	03/20/2019	0.621%		11,300	(201)	401	200	0

DUB	Lloyds Bank PLC	3.000%	09/20/2017	0.397%	EUR	600	6	63	69	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	$	1,200	(90)	55	0	(35)

FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		500	8	17	25	0
	Finmeccanica Finance S.A.	5.000%	03/20/2019	1.769%	EUR	2,200	324	121	445	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.624%	$	300	57	4	61	0

GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		1,100	9	46	55	0
	BP Capital Markets America, Inc.	5.000%	09/20/2015	0.077%		200	3	9	12	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		100	(6)	3	0	(3)

HUS	Brazil Government International Bond	1.000%	06/20/2019	1.380%		600	(11)	0	0	(11)
	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,100	(77)	45	0	(32)

JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%		300	2	13	15	0
	Brazil Government International Bond	1.000%	06/20/2019	1.380%		1,900	(43)	9	0	(34)
	China Government International Bond	0.820%	12/20/2014	0.123%		200	0	1	1	0

MYC	Brazil Government International Bond	1.000%	06/20/2019	1.380%		1,000	(23)	5	0	(18)
	Lloyds Bank PLC	3.000%	09/20/2017	0.397%	EUR	1,500	14	161	175	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	$	8,600	(174)	326	152	0

RYL	China Government International Bond	0.810%	12/20/2014	0.123%		1,800	0	6	6	0
	China Government International Bond	0.815%	12/20/2014	0.123%		700	0	3	3	0

							$(160)	$1,464	$1,523	$(219)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	4,000	$(24)	$(18)	$0	$(42)

BRC	Pay	1-Month GBP-UKRPI Index	3.275%	05/19/2016	GBP	3,800	0	111	111	0
	Pay	28-Day MXN-TIIE	7.140%	04/26/2034	MXN	4,200	0	8	8	0
	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		5,000	0	3	3	0

DUB	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		127,000	137	465	602	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		5,000	23	7	30	0

GLM	Receive	1-Year BRL-CDI	12.560%	01/04/2021	BRL	4,900	(26)	(25)	0	(51)

HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	4,000	19	4	23	0

							$129	$555	$777	$(93)

Total Swap Agreements							$(31)	$1,776	$2,302	$(557)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(h)	Securities with an aggregate market value of $992 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$52	$0	$2	$54	$(71)	$(60)	$(17)	$(148)	$(94)	$0	$(94)
BPS	619	0	0	619	(517)	(37)	(42)	(596)	23	0	23
BRC	448	0	400	848	(171)	(122)	(232)	(525)	323	(290)	33
CBK	168	0	226	394	(205)	(177)	(15)	(397)	(3)	0	(3)
DUB	47	0	701	748	(149)	(44)	(39)	(232)	516	(300)	216
FBF	29	0	531	560	(136)	(7)	0	(143)	417	(290)	127
GLM	44	0	0	44	(185)	(116)	(51)	(352)	(308)	334	26
GST	0	0	67	67	0	0	(26)	(26)	41	(130)	(89)
HUS	0	0	23	23	(553)	(12)	(43)	(608)	(585)	373	(212)
JPM	742	0	16	758	(686)	0	(34)	(720)	38	0	38
MSB	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
MSC	3	0	0	3	(30)	0	0	(30)	(27)	0	(27)
MYC	0	0	327	327	0	0	(18)	(18)	309	(315)	(6)
RBC	72	0	0	72	(13)	0	0	(13)	59	0	59
RYL	120	0	9	129	0	0	(16)	(16)	113	(325)	(212)
UAG	11	0	0	11	(370)	(48)	(24)	(442)	(431)	285	(146)

Total Over the Counter	$2,355	$0	$2,302	$4,657	$(3,086)	$(638)	$(557)	$(4,281)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	22	22
Swap Agreements	0	0	0	0	84	84

	$0	$0	$0	$0	$114	$114

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,355	$0	$2,355
Swap Agreements	0	1,524	0	0	778	2,302

	$0	$1,524	$0	$2,355	$778	$4,657

	$0	$1,524	$0	$2,355	$892	$4,771

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	0	0	67	67
Swap Agreements	0	9	0	0	88	97

	$0	$9	$0	$0	$166	$175

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,086	$0	$3,086
Written Options	0	0	0	638	0	638
Swap Agreements	0	464	0	0	93	557

	$0	$464	$0	$3,724	$93	$4,281

	$0	$473	$0	$3,724	$259	$4,456

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$201	$201
Futures	22	0	0	0	(286)	(264)
Swap Agreements	0	(6,206)	0	0	2,785	(3,421)

	$22	$(6,206)	$0	$0	$2,700	$(3,484)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,609	$0	$1,609
Purchased Options	0	0	0	0	(3)	(3)
Written Options	0	0	0	169	78	247
Swap Agreements	0	1,321	0	0	(1,376)	(55)

	$0	$1,321	$0	$1,778	$(1,301)	$1,798

	$22	$(4,885)	$0	$1,778	$1,399	$(1,686)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	8	8
Futures	0	0	0	0	414	414
Swap Agreements	0	5,399	0	0	(1,603)	3,796

	$0	$5,399	$0	$0	$(1,182)	$4,217

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,008	$0	$1,008
Written Options	0	0	0	127	1	128
Swap Agreements	0	270	0	0	2,012	2,282

	$0	$270	$0	$1,135	$2,013	$3,418

	$0	$5,669	$0	$1,135	$831	$7,635

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$815	$0	$815
Belgium
Corporate Bonds & Notes	0	915	0	915
Brazil
Corporate Bonds & Notes	0	7,589	0	7,589
Sovereign Issues	0	16,013	0	16,013
Cayman Islands
Asset-Backed Securities	0	2,184	0	2,184
France
Sovereign Issues	0	21,495	0	21,495
Germany
Sovereign Issues	0	2,218	0	2,218
Guernsey, Channel Islands
Corporate Bonds & Notes	0	390	0	390
Ireland
Corporate Bonds & Notes	0	1,052	0	1,052
Italy
Asset-Backed Securities	0	66	0	66
Corporate Bonds & Notes	0	295	0	295
Mortgage-Backed Securities	0	1,540	0	1,540
Sovereign Issues	0	36,934	0	36,934
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,887	0	1,887
Luxembourg
Corporate Bonds & Notes	0	2,947	0	2,947
Mexico
Corporate Bonds & Notes	0	2,360	0	2,360
Sovereign Issues	0	8,916	0	8,916

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Netherlands
Corporate Bonds & Notes	$0	$4,675	$0	$4,675
New Zealand
Sovereign Issues	0	7,880	0	7,880
Norway
Corporate Bonds & Notes	0	3,435	0	3,435
Qatar
Corporate Bonds & Notes	0	1,645	0	1,645
Sovereign Issues	0	2,448	0	2,448
Slovenia
Sovereign Issues	0	2,821	0	2,821
South Korea
Corporate Bonds & Notes	0	2,869	0	2,869
Sovereign Issues	0	1,066	0	1,066
Spain
Sovereign Issues	0	25,327	0	25,327
United Arab Emirates
Sovereign Issues	0	1,703	0	1,703
United Kingdom
Corporate Bonds & Notes	0	2,054	0	2,054
Sovereign Issues	0	1,656	0	1,656
United States
Asset-Backed Securities	0	8,124	3,289	11,413
Bank Loan Obligations	0	2,636	0	2,636
Corporate Bonds & Notes	0	32,291	1,502	33,793
Mortgage-Backed Securities	0	26,696	1,403	28,099
Municipal Bonds & Notes	0	1,901	0	1,901
Preferred Securities	88	0	0	88
U.S. Government Agencies	0	23,116	0	23,116
U.S. Treasury Obligations	0	40,609	0	40,609

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Virgin Islands (British)
Corporate Bonds & Notes	$0	$115	$0	$115
Short-Term Instruments
Certificates of Deposit	0	5,014	0	5,014
Short-Term Notes	0	13,098	0	13,098
Mexico Treasury Bills	0	19,881	0	19,881
U.S. Treasury Bills	0	2,445	0	2,445

Total Investments	$88	$341,121	$6,194	$347,403

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(45,139)	$0	$(45,139)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$30	$84	$0	$114
Over the counter	0	4,657	0	4,657
	$30	$4,741	$0	$4,771

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(98)	0	(175)
Over the counter	0	(4,281)	0	(4,281)
	$(77)	$(4,379)	$0	$(4,456)

Totals	$41	$296,344	$6,194	$302,579

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2014:

Category and Subcategory	Beginning Balance at 12/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2014 (1)
Investments in Securities, at Value
Guernsey, Channel Islands
Corporate Bonds & Notes	$381	$0	$(12)	$0	$0	$21	$0	$(390)	$0	$0
United States
Asset-Backed Securities	0	3,256	0	0	0	33	0	0	3,289	33
Corporate Bonds & Notes	1,650	0	(125)	(4)	(1)	(18)	0	0	1,502	(3)
Mortgage-Backed Securities	3,684	0	(422)	2	21	20	0	(1,902)	1,403	15
Preferred Securities	410	0	(580)	0	(42)	212	0	0	0	0

Totals	$6,125	$3,256	$(1,139)	$(2)	$(22)	$268	$0	$(2,292)	$6,194	$45

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Asset-Backed Securities	$3,289	Benchmark Pricing	Base Price	101.63
Corporate Bonds & Notes	1,502	Third Party Vendor	Broker Quote	113.00-113.75
	1,403	Third Party Vendor	Broker Quote	93.00

Total	$6,194

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use

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Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and

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are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers.

The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed

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Notes to Financial Statements (Cont.)

securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at June 30, 2014 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations,

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Notes to Financial Statements (Cont.)

or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts

(“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

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Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign or issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$537,289	$528,012	$208,678	$152,030

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	80	$1,021	116	$1,512
Administrative Class	1,885	23,939	5,777	74,773
Advisor Class	356	4,531	553	7,097
Issued as reinvestment of distributions
Institutional Class	6	73	9	118
Administrative Class	233	2,988	492	6,320
Advisor Class	31	392	48	609
Cost of shares redeemed
Institutional Class	(51)	(649)	(121)	(1,562)
Administrative Class	(2,992)	(37,994)	(16,789)	(215,370)
Advisor Class	(283)	(3,590)	(490)	(6,312)
Net increase (decrease) resulting from Portfolio share transactions	(735)	$(9,289)	(10,405)	$(132,815)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 84% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 33% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$335,458	$14,221	$(2,276)	$11,945

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	USD (or $)	United States Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT27SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Diversified Allocation Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, equity risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.)

investment risk, real estate risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio or Acquired Fund. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio or an Acquired Fund invests in emerging market debt, both may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Diversified Allocation Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

PIMCO Total Return Fund IV	14.8%
PIMCO Short-Term Fund	14.7%
PIMCO EqS® Dividend Fund	6.9%
PIMCO Short-Term Floating NAV Portfolio	6.5%
Other	57.1%
†	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Global Diversified Allocation Portfolio Administrative Class	5.60%	14.90%	8.43%
MSCI World Index±	6.18%	24.05%	17.28%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	5.34%	15.93%	11.14%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.54% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,056.00	$1,022.71
Expenses Paid During Period†	$2.14	$2.11
Net Annualized Expense Ratio††	0.42%	0.42%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Diversified Allocation Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index, by investing in a combination of Acquired Funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”).

»	Long exposure to S&P 500 futures contributed to returns as the S&P 500 Index posted positive returns and outperformed the MSCI World Index over the reporting period.

»

Short exposure to the S&P 500 Index, in the form of put options which are used for tail-risk hedging, detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

»

Exposure to the PIMCO Fundamental IndexPLUS® AR Strategy Fund and PIMCO EqS Pathfinder Fund® benefited performance as these Underlying PIMCO Funds posted positive performance during the reporting period.

»

Exposure to the PIMCO Investment Grade Corporate Bond Fund, PIMCO Income Fund, and PIMCO Real Return Fund benefited returns as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Exposure to the PIMCO Global Advantage Strategy Bond Fund and the PIMCO Emerging Markets Bond Fund benefited returns as these Underlying PIMCO Funds posted positive returns during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Diversified Allocation Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	04/30/2012-12/31/2012

Administrative Class
Net asset value beginning of year or period	$10.43		$10.00	$10.00
Net investment income (a)	0.07		0.49	0.41
Net realized/unrealized gain (loss)	0.51		0.64	(0.28)
Total income from investment operations	0.58		1.13	0.13
Dividends from net investment income	(0.05)		(0.37)	(0.13)
Distributions from net realized capital gains	0.00		(0.33)	0.00
Total distributions	(0.05)		(0.70)	(0.13)
Net asset value end of year or period	$10.96		$10.43	$10.00
Total return	5.60%		11.38%	1.33%
Net assets end of year or period (000s)	$348,871		$285,997	$90,099
Ratio of expenses to average net assets	0.42	%*	0.47%	0.55	%*
Ratio of expenses to average net assets excluding waivers	1.00	%*	1.00%	1.17	%*
Ratio of expenses to average net assets excluding interest expense	0.42	%*	0.47%	0.53	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.00	%*	1.00%	1.15	%*
Ratio of net investment income to average net assets	1.43	%*	4.70%	6.08	%*
Portfolio turnover rate	3	%**	43%**	0	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$9,578
Investments in Affiliates	367,596
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,271
Deposits with counterparty	504
Receivable for Portfolio shares sold	706
Dividends receivable from Affiliates	594
383,249

Liabilities:
Payable for investments in Affiliates purchased	$11,194
Payable for Portfolio shares redeemed	277
Overdraft due to custodian	13
Accrued supervisory and administrative fees	82
Accrued distribution fees	4
Accrued servicing fees	41
Reimbursement to PIMCO	6
Other liabilities	2
11,619

Net Assets	$371,630

Net Assets Consist of:
Paid in capital	$351,237
Undistributed net investment income	580
Accumulated undistributed net realized gain	9,127
Net unrealized appreciation	10,686
$371,630

Net Assets:
Administrative Class	$348,871
Advisor Class	22,759

Shares Issued and Outstanding:
Administrative Class	31,833
Advisor Class	2,084

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$10.96
Advisor Class	10.92

Cost of Investments in Securities	$9,578
Cost of Investments in Affiliates	$359,234
Cost or Premiums of Financial Derivative Instruments, net	$4,359

* Includes repurchase agreements of:	$2,512

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$2
Dividends from Investments in Affiliates	3,028
Total Income	3,030

Expenses:
Investment advisory fees	729
Supervisory and administrative fees	648
Servicing fees - Administrative Class	230
Distribution and/or servicing fees - Advisor Class	21
Trustee fees	1
Miscellaneous expense	8
Total Expenses	1,637
Waiver and/or Reimbursement by PIMCO	(938)
Net Expenses	699

Net Investment Income	2,331

Net Realized Gain:
Investments in securities	(1)
Investments in Affiliates	(774)
Exchange-traded or centrally cleared financial derivative instruments	6,839
Net Realized Gain	6,064

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	12,247
Exchange-traded or centrally cleared financial derivative instruments	(1,472)
Net Change in Unrealized Appreciation	10,775
Net Gain	16,839

Net Increase in Net Assets Resulting from Operations	$19,170

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$2,331	$9,470
Net realized gain	6,064	11,773
Net change in unrealized appreciation	10,775	189
Net increase resulting from operations	19,170	21,432

Distributions to Shareholders:
From net investment income
Administrative Class	(1,652)	(9,419)
Advisor Class	(98)	(381)
From net realized capital gains
Administrative Class	0	(8,354)
Advisor Class	0	(336)

Total Distributions	(1,750)	(18,490)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	56,255	204,914

Total Increase in Net Assets	73,675	207,856

Net Assets:
Beginning of period	297,955	90,099
End of period*	$371,630	$297,955

* Including undistributed (overdistributed) net investment income of:	$580	$(1)

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Diversified Allocation Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS (c) 0.7%
		$2,512

U.S. TREASURY BILLS 1.9%
0.046% due 10/16/2014 - 10/30/2014 (a)(e)	$7,067	7,066

Total Short-Term Instruments (Cost $9,578)		9,578

Total Investments in Securities (Cost $9,578)		9,578

	SHARES
INVESTMENTS IN AFFILIATES 98.9%

MUTUAL FUNDS (b) 89.9%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	706,081	7,463
PIMCO Emerging Markets Bond Fund	983,714	11,155
PIMCO EqS Pathfinder Fund®	1,424,124	18,556
PIMCO EqS® Dividend Fund	2,041,877	26,156

	SHARES	MARKET VALUE (000S)
PIMCO EqS® Emerging Markets Fund	1,230,707	$11,138
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,022,452	11,135
PIMCO Fundamental IndexPLUS® AR Fund	2,512,193	18,540
PIMCO Global Advantage® Strategy Bond Fund	1,282,629	14,866
PIMCO Income Fund	1,462,688	18,591
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	859,514	11,139
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	2,281,846	18,483
PIMCO Investment Grade Corporate Bond Fund	1,736,564	18,599
PIMCO Real Return Fund	1,598,383	18,557
PIMCO Short-Term Fund	5,624,461	55,626
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,478,704	18,602
PIMCO Total Return Fund IV	5,222,558	55,673

Total Mutual Funds (Cost $325,918)		334,279

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%
PIMCO Short-Term Floating NAV Portfolio	2,450,011	$24,515
PIMCO Short-Term Floating NAV Portfolio III	880,896	8,802

Total Short-Term Instruments (Cost $33,316)		33,317

Total Investments in Affiliates (Cost $359,234)		367,596

Total Investments 101.5% (Cost $368,812)		$377,174

Financial Derivative Instruments (d) 1.1% (Cost or Premiums, net $4,359)		4,271

Other Assets and Liabilities, net (2.6%)		(9,815)

Net Assets 100.0%		$371,630

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$2,000	U.S. Treasury Notes 1.625% due 06/30/2019	$(2,041)	$2,000	$2,000
SSB	0.000%	06/30/2014	07/01/2014	512	Freddie Mac 2.000% due 01/30/2023	(524)	512	512

Total Repurchase Agreements						$(2,565)	$2,512	$2,512

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$2,000	$0	$0	$0	$2,000	$(2,041)	$(41)
SSB	512	0	0	0	512	(524)	(12)

Total Borrowings and Other Financing Transactions	$2,512	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,350.000	06/19/2015	462	$546	$492
Put - CBOE S&P 500 Index	1,550.000	06/19/2015	462	1,216	1,161
Put - CBOE S&P 500 Index	1,750.000	06/19/2015	462	2,597	2,583

				$4,359	$4,236

Total Purchased Options				$4,359	$4,236

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	1,743	$2,447	$35	$0

Total Futures Contracts				$2,447	$35	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(e)	Securities with an aggregate market value of $7,066 and cash of $504 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$4,236	$35	$0	$4,271	$0	$0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$4,236	$0	$0	$4,236
Futures	0	0	35	0	0	35

	$0	$0	$4,271	$0	$0	$4,271

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(3,846)	$0	$0	$(3,846)
Futures	0	0	10,685	0	0	10,685

	$0	$0	$6,839	$0	$0	$6,839

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$420	$0	$0	$420
Futures	0	0	(1,892)	0	0	(1,892)

	$0	$0	$(1,472)	$0	$0	$(1,472)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$2,512	$0	$2,512
U.S. Treasury Bills	0	7,066	0	7,066
	$0	$9,578	$0	$9,578

Investments in Affiliates, at Value
Mutual Funds	334,279	0	0	334,279

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,317	$0	$0	$33,317
	$367,596	$0	$0	$367,596

Total Investments	$367,596	$9,578	$0	$377,174

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	35	4,236	0	4,271

Totals	$367,631	$13,814	$0	$381,445

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in a combination of acquired funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Act, equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (except commodity-related Underlying PIMCO Funds). The Portfolio may invest up to 10% of its total assets in commodity-related investments (including investment in commodity-related Underlying PIMCO Funds).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant

SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements (Cont.)

to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(b) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$5,924	$864	$0	$0	$675	$7,463	$0	$0
PIMCO Emerging Markets Bond Fund	0	10,561	0	0	594	11,155	241	0

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Full Spectrum Bond Fund	$8,939	$0	$(8,895)	$(773)	$729	$0	$10	$0
PIMCO EqS Pathfinder Fund®	14,858	2,224	0	0	1,474	18,556	0	0
PIMCO EqS® Dividend Fund	20,963	4,165	0	0	1,028	26,156	404	0
PIMCO EqS® Emerging Markets Fund	8,925	1,805	0	0	408	11,138	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,906	1,894	0	0	335	11,135	124	0
PIMCO Fundamental IndexPLUS® AR Fund	14,858	2,313	0	0	1,369	18,540	93	0
PIMCO Global Advantage® Strategy Bond Fund	11,842	2,385	0	0	639	14,866	174	0
PIMCO Income Fund	14,859	3,152	0	0	580	18,591	436	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	8,889	1,622	0	0	628	11,139	78	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	14,868	3,452	0	0	163	18,483	487	0
PIMCO Investment Grade Corporate Bond Fund	14,804	3,077	0	0	718	18,599	311	0
PIMCO Real Return Fund	14,778	2,861	0	0	918	18,557	105	0
PIMCO Short-Term Floating NAV Portfolio	25,989	27,723	(29,200)	(1)	4	24,515	23	0
PIMCO Short-Term Floating NAV Portfolio III	0	8,802	0	0	0	8,802	2	0
PIMCO Short-Term Fund	44,441	10,995	0	0	190	55,626	235	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	14,830	3,060	0	0	712	18,602	21	0
PIMCO Total Return Fund IV	44,415	10,175	0	0	1,083	55,673	284	0
Totals	$293,088	$101,130	$(38,095)	$(774)	$12,247	$367,596	$3,028	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Acquired Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio (Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Acquired Fund) may lose money if these changes are not anticipated by Fund management. The Portfolio (or Acquired Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Acquired Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (or Acquired Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Acquired Fund), or, in the case of hedging positions, that the Portfolio’s (Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Acquired Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio (or Acquired Fund) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Acquired Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Acquired Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Acquired Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Acquired Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Acquired Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Acquired Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Acquired Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Acquired Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Acquired Funds. The Acquired Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

amount owed to the Acquired Funds subsequently decreases, the Acquired Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Acquired Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2013, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2014, the remaining recoverable amount to PIMCO was $20,211.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $936,713.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014 , were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$64,606	$8,895

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	6,363	$66,952	20,835	$218,273
Advisor Class	957	10,041	1,138	11,988
Issued as reinvestment of distributions
Administrative Class	153	1,652	1,694	17,773
Advisor Class	9	98	69	717
Cost of shares redeemed
Administrative Class	(2,108)	(22,155)	(4,118)	(43,227)
Advisor Class	(32)	(333)	(57)	(610)
Net increase (decrease) resulting from Portfolio share transactions	5,342	$56,255	19,561	$204,914

As of June 30, 2014, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 90% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of

June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$369,035	$9,446	$(1,307)	$8,139

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

24	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOS	Banc of America Securities LLC	SSB	State Street Bank and Trust Co.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

SEMIANNUAL REPORT	JUNE 30, 2014	25

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT28SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Diversified Allocation Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, equity risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.)

investment risk, real estate risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio or Acquired Fund. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio or an Acquired Fund invests in emerging market debt, both may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Diversified Allocation Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

PIMCO Total Return Fund IV	14.8%
PIMCO Short-Term Fund	14.7%
PIMCO EqS® Dividend Fund	6.9%
PIMCO Short-Term Floating NAV Portfolio	6.5%
Other	57.1%
†	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2013)
PIMCO Global Diversified Allocation Portfolio Advisor Class	5.51%	14.69%	8.94%
MSCI World Index±	6.18%	24.05%	17.77%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	5.34%	15.93%	10.80%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.64% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,055.10	$1,022.22
Expenses Paid During Period†	$2.65	$2.61
Net Annualized Expense Ratio††	0.52%	0.52%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Diversified Allocation Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index, by investing in a combination of Acquired Funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”).

»	Long exposure to S&P 500 futures contributed to returns as the S&P 500 Index posted positive returns and outperformed the MSCI World Index over the reporting period.

»

Short exposure to the S&P 500 Index, in the form of put options which are used for tail-risk hedging, detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

»

Exposure to the PIMCO Fundamental IndexPLUS® AR Strategy Fund and PIMCO EqS Pathfinder Fund® benefited performance as these Underlying PIMCO Funds posted positive performance during the reporting period.

»

Exposure to the PIMCO Investment Grade Corporate Bond Fund, PIMCO Income Fund, and PIMCO Real Return Fund benefited returns as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Exposure to the PIMCO Global Advantage Strategy Bond Fund and the PIMCO Emerging Markets Bond Fund benefited returns as these Underlying PIMCO Funds posted positive returns during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Diversified Allocation Portfolio

Selected Per Share Data for the Period Ended:	06/30/2014+		04/30/2013-12/31/2013

Advisor Class
Net asset value beginning of period	$10.40		$10.64
Net investment income (a)	0.07		0.65
Net realized/unrealized gain (loss)	0.50		(0.16)
Total income from investment operations	0.57		0.49
Dividends from net investment income	(0.05)		(0.40)
Distributions from net realized capital gains	0.00		(0.33)
Total distributions	(0.05)		(0.73)
Net asset value end of period	$10.92		$10.40
Total return	5.51%		4.75%
Net assets end of period (000s)	$22,759		$11,958
Ratio of expenses to average net assets	0.52	%*	0.57	%*
Ratio of expenses to average net assets excluding waivers	1.10	%*	1.10	%*
Ratio of expenses to average net assets excluding interest expense	0.52	%*	0.57	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.10	%*	1.10	%*
Ratio of net investment income to average net assets	1.41	%*	9.15	%*
Portfolio turnover rate	3	%**	43	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$9,578
Investments in Affiliates	367,596
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,271
Deposits with counterparty	504
Receivable for Portfolio shares sold	706
Dividends receivable from Affiliates	594
383,249

Liabilities:
Payable for investments in Affiliates purchased	$11,194
Payable for Portfolio shares redeemed	277
Overdraft due to custodian	13
Accrued supervisory and administrative fees	82
Accrued distribution fees	4
Accrued servicing fees	41
Reimbursement to PIMCO	6
Other liabilities	2
11,619

Net Assets	$371,630

Net Assets Consist of:
Paid in capital	$351,237
Undistributed net investment income	580
Accumulated undistributed net realized gain	9,127
Net unrealized appreciation	10,686
$371,630

Net Assets:
Administrative Class	$348,871
Advisor Class	22,759

Shares Issued and Outstanding:
Administrative Class	31,833
Advisor Class	2,084

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$10.96
Advisor Class	10.92

Cost of Investments in Securities	$9,578
Cost of Investments in Affiliates	$359,234
Cost or Premiums of Financial Derivative Instruments, net	$4,359

* Includes repurchase agreements of:	$2,512

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$2
Dividends from Investments in Affiliates	3,028
Total Income	3,030

Expenses:
Investment advisory fees	729
Supervisory and administrative fees	648
Servicing fees - Administrative Class	230
Distribution and/or servicing fees - Advisor Class	21
Trustee fees	1
Miscellaneous expense	8
Total Expenses	1,637
Waiver and/or Reimbursement by PIMCO	(938)
Net Expenses	699

Net Investment Income	2,331

Net Realized Gain:
Investments in securities	(1)
Investments in Affiliates	(774)
Exchange-traded or centrally cleared financial derivative instruments	6,839
Net Realized Gain	6,064

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	12,247
Exchange-traded or centrally cleared financial derivative instruments	(1,472)
Net Change in Unrealized Appreciation	10,775
Net Gain	16,839

Net Increase in Net Assets Resulting from Operations	$19,170

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$2,331	$9,470
Net realized gain	6,064	11,773
Net change in unrealized appreciation	10,775	189
Net increase resulting from operations	19,170	21,432

Distributions to Shareholders:
From net investment income
Administrative Class	(1,652)	(9,419)
Advisor Class	(98)	(381)
From net realized capital gains
Administrative Class	0	(8,354)
Advisor Class	0	(336)

Total Distributions	(1,750)	(18,490)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	56,255	204,914

Total Increase in Net Assets	73,675	207,856

Net Assets:
Beginning of period	297,955	90,099
End of period*	$371,630	$297,955

* Including undistributed (overdistributed) net investment income of:	$580	$(1)

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Diversified Allocation Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS (c) 0.7%
		$2,512

U.S. TREASURY BILLS 1.9%
0.046% due 10/16/2014 - 10/30/2014 (a)(e)	$7,067	7,066

Total Short-Term Instruments (Cost $9,578)		9,578

Total Investments in Securities (Cost $9,578)		9,578

	SHARES
INVESTMENTS IN AFFILIATES 98.9%

MUTUAL FUNDS (b) 89.9%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	706,081	7,463
PIMCO Emerging Markets Bond Fund	983,714	11,155
PIMCO EqS Pathfinder Fund®	1,424,124	18,556
PIMCO EqS® Dividend Fund	2,041,877	26,156

	SHARES	MARKET VALUE (000S)
PIMCO EqS® Emerging Markets Fund	1,230,707	$11,138
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,022,452	11,135
PIMCO Fundamental IndexPLUS® AR Fund	2,512,193	18,540
PIMCO Global Advantage® Strategy Bond Fund	1,282,629	14,866
PIMCO Income Fund	1,462,688	18,591
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	859,514	11,139
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	2,281,846	18,483
PIMCO Investment Grade Corporate Bond Fund	1,736,564	18,599
PIMCO Real Return Fund	1,598,383	18,557
PIMCO Short-Term Fund	5,624,461	55,626
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,478,704	18,602
PIMCO Total Return Fund IV	5,222,558	55,673

Total Mutual Funds (Cost $325,918)		334,279

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%
PIMCO Short-Term Floating NAV Portfolio	2,450,011	$24,515
PIMCO Short-Term Floating NAV Portfolio III	880,896	8,802

Total Short-Term Instruments (Cost $33,316)		33,317

Total Investments in Affiliates (Cost $359,234)		367,596

Total Investments 101.5% (Cost $368,812)		$377,174

Financial Derivative Instruments (d) 1.1% (Cost or Premiums, net $4,359)		4,271

Other Assets and Liabilities, net (2.6%)		(9,815)

Net Assets 100.0%		$371,630

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$2,000	U.S. Treasury Notes 1.625% due 06/30/2019	$(2,041)	$2,000	$2,000
SSB	0.000%	06/30/2014	07/01/2014	512	Freddie Mac 2.000% due 01/30/2023	(524)	512	512

Total Repurchase Agreements						$(2,565)	$2,512	$2,512

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$2,000	$0	$0	$0	$2,000	$(2,041)	$(41)
SSB	512	0	0	0	512	(524)	(12)

Total Borrowings and Other Financing Transactions	$2,512	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,350.000	06/19/2015	462	$546	$492
Put - CBOE S&P 500 Index	1,550.000	06/19/2015	462	1,216	1,161
Put - CBOE S&P 500 Index	1,750.000	06/19/2015	462	2,597	2,583

				$4,359	$4,236

Total Purchased Options				$4,359	$4,236

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2014	1,743	$2,447	$35	$0

Total Futures Contracts				$2,447	$35	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(e)	Securities with an aggregate market value of $7,066 and cash of $504 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$4,236	$35	$0	$4,271	$0	$0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$4,236	$0	$0	$4,236
Futures	0	0	35	0	0	35

	$0	$0	$4,271	$0	$0	$4,271

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(3,846)	$0	$0	$(3,846)
Futures	0	0	10,685	0	0	10,685

	$0	$0	$6,839	$0	$0	$6,839

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$420	$0	$0	$420
Futures	0	0	(1,892)	0	0	(1,892)

	$0	$0	$(1,472)	$0	$0	$(1,472)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$2,512	$0	$2,512
U.S. Treasury Bills	0	7,066	0	7,066
	$0	$9,578	$0	$9,578

Investments in Affiliates, at Value
Mutual Funds	334,279	0	0	334,279

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,317	$0	$0	$33,317
	$367,596	$0	$0	$367,596

Total Investments	$367,596	$9,578	$0	$377,174

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	35	4,236	0	4,271

Totals	$367,631	$13,814	$0	$381,445

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in a combination of acquired funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Act, equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (except commodity-related Underlying PIMCO Funds). The Portfolio may invest up to 10% of its total assets in commodity-related investments (including investment in commodity-related Underlying PIMCO Funds).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant

SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements (Cont.)

to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(b) Investments in Affiliates

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$5,924	$864	$0	$0	$675	$7,463	$0	$0
PIMCO Emerging Markets Bond Fund	0	10,561	0	0	594	11,155	241	0

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Full Spectrum Bond Fund	$8,939	$0	$(8,895)	$(773)	$729	$0	$10	$0
PIMCO EqS Pathfinder Fund®	14,858	2,224	0	0	1,474	18,556	0	0
PIMCO EqS® Dividend Fund	20,963	4,165	0	0	1,028	26,156	404	0
PIMCO EqS® Emerging Markets Fund	8,925	1,805	0	0	408	11,138	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,906	1,894	0	0	335	11,135	124	0
PIMCO Fundamental IndexPLUS® AR Fund	14,858	2,313	0	0	1,369	18,540	93	0
PIMCO Global Advantage® Strategy Bond Fund	11,842	2,385	0	0	639	14,866	174	0
PIMCO Income Fund	14,859	3,152	0	0	580	18,591	436	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	8,889	1,622	0	0	628	11,139	78	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	14,868	3,452	0	0	163	18,483	487	0
PIMCO Investment Grade Corporate Bond Fund	14,804	3,077	0	0	718	18,599	311	0
PIMCO Real Return Fund	14,778	2,861	0	0	918	18,557	105	0
PIMCO Short-Term Floating NAV Portfolio	25,989	27,723	(29,200)	(1)	4	24,515	23	0
PIMCO Short-Term Floating NAV Portfolio III	0	8,802	0	0	0	8,802	2	0
PIMCO Short-Term Fund	44,441	10,995	0	0	190	55,626	235	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	14,830	3,060	0	0	712	18,602	21	0
PIMCO Total Return Fund IV	44,415	10,175	0	0	1,083	55,673	284	0
Totals	$293,088	$101,130	$(38,095)	$(774)	$12,247	$367,596	$3,028	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Acquired Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  The Portfolio’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio (Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

rate. Interest rate changes can be sudden and unpredictable, and the Portfolio (Acquired Fund) may lose money if these changes are not anticipated by Fund management. The Portfolio (or Acquired Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio (Acquired Fund) to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio (or Acquired Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (Acquired Fund), or, in the case of hedging positions, that the Portfolio’s (Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (Acquired Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio (or Acquired Fund) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Acquired Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Acquired Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Acquired Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Acquired Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Acquired Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Acquired Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Acquired Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Acquired Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Acquired Funds. The Acquired Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

amount owed to the Acquired Funds subsequently decreases, the Acquired Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Acquired Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2013, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2014, the remaining recoverable amount to PIMCO was $20,211.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $936,713.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014 , were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$64,606	$8,895

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	6,363	$66,952	20,835	$218,273
Advisor Class	957	10,041	1,138	11,988
Issued as reinvestment of distributions
Administrative Class	153	1,652	1,694	17,773
Advisor Class	9	98	69	717
Cost of shares redeemed
Administrative Class	(2,108)	(22,155)	(4,118)	(43,227)
Advisor Class	(32)	(333)	(57)	(610)
Net increase (decrease) resulting from Portfolio share transactions	5,342	$56,255	19,561	$204,914

As of June 30, 2014, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 90% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of

June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$369,035	$9,446	$(1,307)	$8,139

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

24	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOS	Banc of America Securities LLC	SSB	State Street Bank and Trust Co.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

SEMIANNUAL REPORT	JUNE 30, 2014	25

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT29SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Multi-Asset Managed Volatility Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio or an Acquired Fund invests in emerging market debt, both may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Multi-Asset Managed Volatility Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Mutual Funds	44.6%
U.S. Treasury Obligations	23.4%
Short-Term Instruments‡	9.6%
Exchange-Traded Funds	9.1%
Sovereign Issues	5.6%
Other	7.7%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/27/2012)
PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class	5.78%	6.32%	1.21%
MSCI World Index±	6.18%	24.05%	17.02%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	5.34%	15.93%	11.01%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.68% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,057.80	$1,021.03
Expenses Paid During Period†	$3.88	$3.81
Net Annualized Expense Ratio††	0.76%	0.76%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Managed Volatility Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage downside risks and total portfolio volatility. PIMCO evaluates these three steps daily and uses varying combinations of Acquired Funds and/or direct investments to implement the three steps within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»

Tail-risk hedges, such as put options on U.S. equities which seek to limit portfolio losses amid large market declines, detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

»	Exposure to developed market equities benefited performance as the MSCI World Index posted positive returns during the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted positive returns during the reporting period.

»

Duration (or sensitivity to changes in market interest rates) positioning benefited performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets fell over the reporting period.

»	Exposure to real estate investment trusts (“REITs”) benefited performance as REITs generally posted positive returns during the reporting period.

»	Holdings of inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS generally posted positive returns during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Managed Volatility Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	04/27/2012-12/31/2012

Administrative Class
Net asset value beginning of year or period	$9.33		$10.17	$10.00
Net investment income (a)	0.10		0.22	0.24
Net realized/unrealized gain (loss)	0.44		(0.84)	0.09
Total income (loss) from investment operations	0.54		(0.62)	0.33
Dividends from net investment income	(0.06)		(0.09)	(0.16)
Distributions from net realized capital gains	0.00		(0.06)	0.00
Tax basis return of capital	0.00		(0.07)	0.00
Total distributions	(0.06)		(0.22)	(0.16)
Net asset value end of year or period	$9.81		$9.33	$10.17
Total return	5.78%		(6.12)%	3.35%
Net assets end of year or period (000s)	$84,417		$77,182	$36,008
Ratio of expenses to average net assets	0.76	%*	0.80%	0.77	%*
Ratio of expenses to average net assets excluding waivers	1.23	%*	1.23%	1.73	%*
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.80%	0.77	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.22	%*	1.23%	1.73	%*
Ratio of net investment income to average net assets	2.11	%*	2.29%	3.48	%*
Portfolio turnover rate	172	%**	79%**	76	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$49,453
Investments in Affiliates	49,222
Financial Derivative Instruments
Exchange-traded or centrally cleared	399
Over the counter	819
Deposits with counterparty	383
Foreign currency, at value	692
Receivable for investments sold	50,300
Receivable for Portfolio shares sold	173
Interest and dividends receivable	325
Dividends receivable from Affiliates	149
Other assets	10
151,925

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,766
Payable for sale-buyback transactions	21,801
Payable for short sales	12,690
Financial Derivative Instruments
Exchange-traded or centrally cleared	326
Over the counter	832
Payable for investments purchased	29,671
Payable for investments in Affiliates purchased	138
Deposits from counterparty	115
Overdraft due to custodian	23
Accrued investment advisory fees	46
Accrued supervisory and administrative fees	4
Accrued servicing fees	10
67,422

Net Assets	$84,503

Net Assets Consist of:
Paid in capital	$84,652
(Overdistributed) net investment income	(566)
Accumulated net realized (loss)	(1,554)
Net unrealized appreciation	1,971
$84,503

Net Assets:
Administrative Class	$84,417
Advisor Class	86

Shares Issued and Outstanding:
Administrative Class	8,608
Advisor Class	9

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$9.81
Advisor Class	9.80

Cost of Investments in Securities	$48,574
Cost of Investments in Affiliates	$47,309
Cost of Foreign Currency Held	$688
Proceeds Received on Short Sales	$12,688
Cost or Premiums of Financial Derivative Instruments, net	$505

* Includes repurchase agreements of:	$765

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$325
Dividends	124
Dividends from Investments in Affiliates	684
Total Income	1,133

Expenses:
Investment advisory fees	399
Supervisory and administrative fees	22
Servicing fees - Administrative Class	59
Interest expense	4
Miscellaneous expense	2
Total Expenses	486
Waiver and/or Reimbursement by PIMCO	(186)
Net Expenses	300

Net Investment Income	833

Net Realized Gain (Loss):
Investments in securities	(1,794)
Investments in Affiliates	315
Exchange-traded or centrally cleared financial derivative instruments	1,013
Over the counter financial derivative instruments	231
Foreign currency	6
Net Realized (Loss)	(229)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	2,971
Investments in Affiliates	1,644
Exchange-traded or centrally cleared financial derivative instruments	(365)
Over the counter financial derivative instruments	(310)
Foreign currency assets and liabilities	(1)
Net Change in Unrealized Appreciation	3,939
Net Gain	3,710

Net Increase in Net Assets Resulting from Operations	$4,543

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Managed Volatility Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$833	$1,364
Net realized (loss)	(229)	(2,714)
Net change in unrealized appreciation (depreciation)	3,939	(2,575)
Net increase (decrease) resulting from operations	4,543	(3,925)

Distributions to Shareholders:
From net investment income
Administrative Class	(500)	(715)
Advisor Class	(0)^	(0)^
From net realized capital gains
Administrative Class	0	(509)
Advisor Class	0	(0)^
Tax basis return of capital
Administrative Class	0	(435)
Advisor Class	0	(0)^

Total Distributions	(500)	(1,659)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	3,269	46,767

Total Increase in Net Assets	7,312	41,183

Net Assets:
Beginning of period	77,191	36,008
End of period*	$84,503	$77,191

* Including (overdistributed) net investment income of:	$(566)	$(899)

**	See Note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 58.6%

CORPORATE BONDS & NOTES 5.4%

BANKING & FINANCE 3.5%
Ally Financial, Inc.
2.750% due 01/30/2017		$300	$304
5.500% due 02/15/2017		300	326
Bankia S.A.
3.500% due 01/17/2019	EUR	400	582
Barclays Bank PLC
7.625% due 11/21/2022		$200	228
CIT Group, Inc.
5.000% due 05/15/2017		200	214
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	100	165
Credit Suisse
6.500% due 08/08/2023		$200	223
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	203
International Lease Finance Corp.
5.750% due 05/15/2016		100	107
8.750% due 03/15/2017		300	349
KBC Bank NV
8.000% due 01/25/2023		200	229

			2,930

INDUSTRIALS 1.2%
HCA, Inc.
6.500% due 02/15/2016		400	431
MGM Resorts International
10.000% due 11/01/2016		400	475
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	113

			1,019

UTILITIES 0.7%
AT&T, Inc.
0.654% due 03/30/2017		100	100
Sprint Communications, Inc.
9.125% due 03/01/2017		400	470

			570

Total Corporate Bonds & Notes (Cost $4,447)			4,519

U.S. TREASURY OBLIGATIONS 27.3%
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (f)		509	519
0.625% due 02/15/2043 (f)		639	580
2.125% due 02/15/2040 (i)		84	107
2.125% due 02/15/2041 (i)		147	188
U.S. Treasury Notes
0.109% due 04/30/2016 (i)†		100	100
1.625% due 04/30/2019 (i)		1,900	1,903
2.250% due 04/30/2021 (f)(h)(i)		17,900	18,072
2.750% due 02/15/2024 (f)		1,600	1,636

Total U.S. Treasury Obligations (Cost $22,931)			23,105

ASSET-BACKED SECURITIES 0.2%
Countrywide Asset-Backed Certificates
0.252% due 08/25/2037		37	37
Lehman XS Trust
0.952% due 10/25/2035		108	103

Total Asset-Backed Securities (Cost $130)			140

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.5%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018	BRL	1,100	$336
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,424	591
Slovenia Government International Bond
5.850% due 05/10/2023		$200	225
Spain Government International Bond
3.800% due 04/30/2024	EUR	1,600	2,403
4.400% due 10/31/2023		700	1,102
5.400% due 01/31/2023		500	842

Total Sovereign Issues (Cost $5,247)			5,499

		SHARES
COMMON STOCKS 1.0%

CONSUMER DISCRETIONARY 0.1%
SFX Entertainment, Inc. (a)		5,992	49

FINANCIALS 0.9%
Barclays PLC		51,400	187
BNP Paribas S.A.		2,958	201
Intesa Sanpaolo SpA		61,377	189
Societe Generale S.A.		3,528	185

			762

Total Common Stocks (Cost $911)			811

EXCHANGE-TRADED FUNDS 7.8%
iShares China Large Cap Index ETF		22,300	826
iShares MSCI EAFE ETF		17,190	1,175
Vanguard FTSE Emerging Markets ETF		106,844	4,608

Total Exchange-Traded Funds (Cost $6,334)			6,609

REAL ESTATE INVESTMENT TRUSTS 2.5%

FINANCIALS 2.5%
Apartment Investment & Management Co. 'A' (h)		13,206	426
Equity Residential (h)		6,774	427
Essex Property Trust, Inc. (h)		2,347	434
Home Properties, Inc. (h)		6,529	417
Post Properties, Inc. (h)		8,226	440

Total Real Estate Investment Trusts (Cost $1,913)			2,144

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.9%

REPURCHASE AGREEMENTS (e) 0.9%
			765

SHORT-TERM NOTES 1.5%
Fannie Mae
0.060% due 08/18/2014 †		$600	600
0.065% due 09/03/2014 †		700	700

			1,300

GREECE TREASURY BILLS 3.6%
2.688% due 07/18/2014 - 11/07/2014 (b)	EUR	2,200	3,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.9%
0.045% due 08/21/2014 - 11/13/2014 (b)(h)(i)†	$1,561	$1,561

Total Short-Term Instruments (Cost $6,661)		6,626

Total Investments in Securities (Cost $48,574)		49,453

	SHARES
MUTUAL FUNDS (d) 52.1%
PIMCO Emerging Markets Corporate Bond Fund	130,898	1,535
PIMCO EqS® Dividend Fund	459,244	5,883
PIMCO EqS® Emerging Markets Fund	142,659	1,291
PIMCO EqS® Long/Short Fund	64,306	767
PIMCO Income Fund	988,667	12,566
PIMCO Investment Grade Corporate Bond Fund	170,682	1,828
PIMCO Mortgage Opportunities Fund	216,575	2,411
PIMCO StocksPLUS® Fund	727,963	7,636
PIMCO Total Return Fund	112,573	1,235
PIMCO TRENDS Managed Futures Strategy Fund	387,684	4,175
PIMCO Unconstrained Bond Fund	415,730	4,702

Total Mutual Funds (Cost $42,194)		44,029

EXCHANGE-TRADED FUNDS 2.8%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	7,200	769
PIMCO Diversified Income Exchange-Traded Fund	15,200	789
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	15,900	811

Total Exchange-Traded Funds (Cost $2,291)		2,369

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio	1,388	14
PIMCO Short-Term Floating NAV Portfolio III	281,304	2,810

Total Short-Term Instruments (Cost $2,824)		2,824

Total Investments in Affiliates (Cost $47,309)		49,222

Total Investments 116.8% (Cost $95,883)		$98,675

Financial Derivative Instruments (g)(j) 0.1% (Cost or Premiums, net $505)		60

Other Assets and Liabilities, net (16.9%)		(14,232)

Net Assets 100.0%		$84,503

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000% †	06/30/2014	07/01/2014	$192	Fannie Mae 2.110% due 11/07/2022	$(198)	$192	$192
	0.000%	06/30/2014	07/01/2014	573	Freddie Mac 2.000% due 01/30/2023	(585)	573	573

Total Repurchase Agreements						$(783)	$765	$765

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.190%	06/26/2014	07/03/2014	$(720)	$(720)
RDR	0.110%	04/23/2014	07/11/2014	(1,045)	(1,046)

Total Reverse Repurchase Agreements					$(1,766)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.050%	07/01/2014	07/09/2014	$ (929)	$(930)
	0.140%	07/01/2014	07/16/2014	(5,880)	(5,885)
	0.150%	06/30/2014	07/01/2014	(928)	(929)
	0.200%	06/24/2014	07/01/2014	(6,651)	(6,651)
BPS	0.211%	04/10/2014	07/15/2014	EUR (896)	(1,226)
FOB	0.200%	06/30/2014	07/07/2014	$ (6,178)	(6,180)

Total Sale-Buyback Transactions					$(21,801)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $10,172 at a weighted average interest rate of 0.084%.
(3)	Payable for sale-buyback transactions includes $10 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$12,000	$(12,688)	$(12,690)

Total Short Sales					$(12,688)	$(12,690)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $23,561 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO Global Multi-Asset Managed Volatility Portfolio
Global/Master Repurchase Agreement
JPS	$0	$(720)	$0	$0	$(720)	$716	$(4)
RDR	0	(1,046)	0	0	(1,046)	1,099	53
SSB	573	0	0	0	573	(585)	(12)

Master Securities Forward Transaction Agreement
BCY	0	0	(14,395)	0	(14,395)	14,359	(36)
BOA	0	0	0	(12,690)	(12,690)	0	(12,690)
BPS	0	0	(1,226)	0	(1,226)	1,230	4
FOB	0	0	(6,180)	0	(6,180)	6,159	(21)

PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary) Global/Master Repurchase Agreement
SSB	192	0	0	0	192	(198)	(6)

Total Borrowings and Other Financing Transactions	$765	$(1,766)	$(21,801)	$(12,690)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - COMEX Gold 100 oz. October Futures †	$1,300.000	09/25/2014	3	$5	$13

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	343	$91	$39
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	993	169	33
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	333	71	24

				$331	$96

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	12	$58	$77
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	35	253	40
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	12	74	29
Put - CBOE S&P 500 Index	1,900.000	06/19/2015	1	12	10
Put - OSE Nikkei 225 Index	12,500.000	06/12/2015	9	29	23
Call - OSE Nikkei 225 Index	14,500.000	06/12/2015	2	27	26

				$453	$205

Total Purchased Options				$789	$314

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. October Futures †	$1,200.000	09/25/2014	3	$(5)	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	343	$(52)	$(22)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	07/19/2014	600	(16)	(9)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	993	(86)	(15)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	333	(33)	(9)

				$(187)	$(55)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	08/16/2014	22	$(20)	$(15)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	12	(56)	(34)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	35	(125)	(16)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	12	(35)	(11)
Put - CBOE S&P 500 Index	1,625.000	06/19/2015	7	(30)	(24)
Call - CBOE S&P 500 Index	1,900.000	06/19/2015	1	(11)	(13)
Put - EUREX Euro Stoxx 50 Index	3,175.000	09/19/2014	56	(39)	(50)
Put - OSE Nikkei 225 Index	14,250.000	08/08/2014	16	(33)	(10)
Put - OSE Nikkei 225 Index	14,500.000	06/12/2015	2	(19)	(16)

				$(368)	$(189)

Total Written Options				$(560)	$(245)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CAC 40 Index July Futures	Long	07/2014	26	$(37)	$0	$(6)
DAX Index September Futures	Long	09/2014	5	(15)	9	0
E-mini S&P 500 Index September Futures	Long	09/2014	95	95	2	0
Euro STOXX 50 September Futures	Long	09/2014	105	(72)	10	(6)
Euro-Bobl September Futures	Long	09/2014	1	1	0	0
Euro-Bund 10-Year Bond September Futures	Short	09/2014	3	(6)	2	0
FTSE 100 Index September Futures	Long	09/2014	19	(9)	12	(2)
FTSE China A50 Index July Futures	Long	07/2014	152	6	6	0
Natural Gas April Futures †	Long	03/2015	5	(9)	1	0
Natural Gas April Futures †	Short	03/2016	5	3	0	(1)
Natural Gas March Futures †	Short	02/2015	5	15	0	(2)
Natural Gas March Futures †	Long	02/2016	5	(4)	1	0
S&P CNX Nifty Index July Futures	Long	07/2014	60	3	11	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	49	(10)	3	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	49	34	4	0
WTI Crude June Futures †	Long	05/2015	5	25	0	(1)

Total Futures Contracts				$20	$61	$(18)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 4,800	$123	$24	$0	$(7)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	2,500	$136	$18	$2	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		5,000	194	129	3	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		4,600	(209)	(91)	0	(27)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020	$	4,200	117	74	4	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		3,100	(122)	(236)	0	(18)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		1,100	11	(107)	0	(6)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		500	(45)	(20)	0	(3)
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	700	8	6	1	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		1,600	35	28	2	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		3,400	106	89	5	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	1,050	(182)	(110)	0	(1)
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044	GBP	680	(54)	(14)	7	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	720,000	(254)	(119)	0	(1)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		600,000	(195)	(63)	0	0

						$(454)	$(416)	$24	$(56)

Total Swap Agreements						$(331)	$(392)	$24	$(63)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $3,492 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(i)	Securities with an aggregate market value of $1,847 and cash of $383 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO Global Multi-Asset Managed Volatility Portfolio (4)	$301	$59	$24	$384	$(244)	$(14)	$(63)	$(321)
PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary) (4)	13	2	0	15	(1)	(4)	0	(5)

Total Exchange-Traded or Centrally Cleared	$314	$61	$24	$399	$(245)	$(18)	$(63)	$(326)

(4)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	AUD	58	$	54	$0	$0
	07/2014	BRL	1,386		629	2	0
	07/2014	HUF	190,606	EUR	614	0	(1)
	07/2014	INR	7,211	$	116	0	(4)
	07/2014	NZD	434		368	0	(12)
	07/2014	TWD	30,178		992	0	(19)
	07/2014	$	619	BRL	1,386	9	0
	07/2014		143	NZD	170	5	0
	08/2014	CLP	81,347	$	145	0	(1)
	08/2014	RUB	1,702		50	0	0
	08/2014	$	449	BRL	1,013	5	0
	10/2014	ZAR	1,980	$	182	0	(1)
	01/2015	BRL	1,056		449	0	(5)

BPS	07/2014	EUR	310	PLN	1,313	6	0
	07/2014	HKD	589	$	76	0	0
	07/2014	KRW	25,450		25	0	0
	07/2014	$	562	HKD	4,357	0	0
	08/2014	BRL	187	$	84	0	0
	08/2014	$	182	AUD	194	0	0
	09/2014	SGD	337	$	270	0	(1)
	10/2014	MXN	10,969		834	0	(5)

BRC	07/2014	KRW	615,037		566	0	(42)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2014	TWD	2,003	$	67	$0	$0
	07/2014	$	252	INR	15,508	5	0
	07/2014		130	MXN	1,689	0	0
	07/2014		358	MYR	1,176	8	0
	07/2014		8	PHP	361	0	0
	07/2014		130	TWD	3,903	1	0
	08/2014	CHF	168	$	190	0	0
	08/2014	EUR	4,488		6,129	0	(17)
	08/2014	$	1,595	CHF	1,402	0	(14)
	08/2014		121	DKK	647	0	(2)
	08/2014		464	EUR	340	1	0
	08/2014		517	SEK	3,363	0	(14)
	09/2014	GBP	115	$	195	0	(2)
	09/2014	$	3,700	GBP	2,203	69	0
	09/2014		119	SGD	150	1	0

CBK	07/2014	AUD	341	$	320	0	(2)
	07/2014	BRL	19		9	0	0
	07/2014	HUF	2,787		12	0	0
	07/2014	PHP	5,590		124	0	(4)
	07/2014	$	9	BRL	19	0	0
	07/2014		708	INR	43,641	16	0
	08/2014		70	CHF	63	1	0
	08/2014		726	EUR	532	3	0
	10/2014		143	COP	272,844	1	0

DUB	07/2014	IDR	43,870	$	4	0	0
	07/2014	MYR	2,191		658	0	(24)
	07/2014	$	51	INR	3,062	0	0
	08/2014	IDR	488,576	$	43	2	0
	08/2014	NOK	1,214		205	7	0
	08/2014	$	284	EUR	208	1	0
	08/2014		112	JPY	11,400	1	0
	08/2014		296	RUB	10,394	7	0
	09/2014	PEN	217	$	77	0	0
	10/2014	COP	439,364		224	0	(8)

FBF	07/2014	IDR	490,940		43	2	0
	07/2014	THB	14,290		439	0	(1)
	07/2014	$	53	INR	3,240	1	0
	08/2014		871	BRL	1,992	22	0
	09/2014	GBP	85	$	143	0	(3)
	01/2015	BRL	2,076		871	0	(22)

GLM	07/2014	EUR	200	PLN	828	0	(2)
	07/2014	HUF	76,030	EUR	244	0	(1)
	07/2014		55,424	$	250	5	0
	07/2014	JPY	73,200		721	0	(2)
	07/2014	$	260	MXN	3,388	1	0
	08/2014	CHF	63	$	71	0	(1)
	08/2014	JPY	18,300		181	0	0
	08/2014	MXN	2,610		198	0	(2)
	08/2014	$	497	EUR	364	1	0
	08/2014		152	NOK	933	0	0
	09/2014		1,501	MXN	19,580	0	(1)
	10/2014		168		2,213	1	0

HUS	07/2014	EUR	546	PLN	2,304	9	0
	07/2014	INR	20,635	$	343	1	0
	07/2014	$	340	TRY	719	0	(1)
	10/2014	BRL	374	$	156	0	(9)

JPM	07/2014		3,775		1,686	0	(22)
	07/2014	CNY	595		96	0	0
	07/2014	CZK	401		20	0	0
	07/2014	EUR	1,069	HUF	324,646	0	(30)
	07/2014	HUF	58,045	EUR	190	4	0
	07/2014	INR	7,846	$	130	0	0
	07/2014	JPY	248,458		2,446	0	(6)
	07/2014	KRW	126,614		121	0	(4)
	07/2014	MXN	3,383		260	0	0
	07/2014	MYR	226		70	0	0
	07/2014	PLN	3,250	EUR	782	3	0
	07/2014		1,587	$	521	0	0
	07/2014	TRY	578		270	0	(2)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2014	TWD	50,281	$	1,673	$0	$(12)
	07/2014	$	1,714	BRL	3,775	0	(5)
	07/2014		250	HUF	55,383	0	(5)
	07/2014		1,217	INR	73,183	7	(10)
	07/2014		3,158	JPY	321,658	17	0
	07/2014		424	KRW	434,379	5	0
	07/2014		70	MYR	225	0	0
	07/2014		270	TRY	580	3	0
	07/2014		1,641	TWD	49,345	12	0
	07/2014		140	ZAR	1,497	0	0
	07/2014	ZAR	1,487	$	140	1	0
	08/2014	BRL	5,380		2,238	0	(175)
	08/2014	RUB	22,068		634	0	(9)
	08/2014	TRY	1,157		532	0	(9)
	08/2014	$	2,722	BRL	6,149	35	0
	08/2014		2,447	JPY	248,458	6	0
	09/2014		302	GBP	178	2	0
	09/2014		270	SGD	338	1	0
	10/2014	BRL	330	$	138	0	(8)
	10/2014	$	451	ZAR	4,752	0	(12)
	10/2014	ZAR	9,575	$	872	0	(12)
	01/2015	BRL	2,475		1,051	0	(14)

MSC	07/2014	HKD	5,155		665	0	0
	07/2014	MYR	26		8	0	0

RBC	09/2014	$	1,863	CAD	2,025	31	0

SOG	07/2014		1,671	AUD	1,809	36	0
	07/2014		84	INR	5,043	0	0
	07/2014		229	NZD	264	2	0

UAG	07/2014	BRL	3,607	$	1,628	4	(8)
	07/2014	HKD	12,539		1,616	0	(2)
	07/2014	IDR	736,475		63	1	0
	07/2014	INR	65,503		1,045	0	(42)
	07/2014	MXN	1,691		130	0	0
	07/2014	$	1,602	BRL	3,607	31	0
	07/2014		734	INR	45,258	17	0
	07/2014		24	KRW	25,526	1	0
	07/2014		293	THB	9,573	2	0
	08/2014		547	BRL	1,237	7	0
	08/2014		189	CHF	168	0	0

Total Forward Foreign Currency Contracts						$422	$(610)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,800	$49	$32

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		1,000	43	8

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR	2,000	28	4

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$	1,900	75	51

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,600	76	41
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		500	21	13

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.560%	07/07/2014		1,000	2	1
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		5,000	81	78

								$375	$228

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC AUD versus USD	$0.872	12/23/2014	AUD	4,473	$21	$18

Total Purchased Options						$396	$246

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	3,700	$(46)	$(8)

GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR	4,000	(28)	(2)

								$(74)	$(10)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	300	$(1)	$0

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	09/17/2014		600	(1)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		200	(1)	0

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		200	(1)	0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		100	0	0

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		200	(1)	0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		100	0	0

							$(5)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD	$	0.965	12/23/2014	AUD 4,473	$(21)	$(24)

GLM	Put - OTC USD versus JPY	JPY	100.000	08/14/2014	$ 800	(6)	(3)

						$(27)	$(27)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	$	105.453	07/07/2014	$ 2,000	$(3)	$(13)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$100	$(1)	$(1)

Total Written Options						$(110)	$(52)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in JPY		Premiums
Balance at Beginning of Period	0	$32,100	AUD	0	EUR	8,000	JPY	0	$(163)
Sales	3,931	8,536		4,773		7,800		6,032	(1,369)
Closing Buys	(1,414)	(3,451)		(300)		0		(2,732)	628
Expirations	(82)	(30,585)		0		(9,800)		(3,300)	234
Exercised	0	0		0		(300)		0	0

Balance at End of Period	2,435	$6,600	AUD	4,473	EUR	5,700	JPY	0	$(670)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Receive	Corn December Futures †	$447.250	10/24/2014	135,000	$0	$(30)	$0	$(30)
	Pay	Soybean November Futures †	1,224.250	10/24/2014	50,000	0	33	33	0

						$ 0	$3	$33	$(30)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.545%	$ 800	$(3)	$20	$17	$0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(8)	5	0	(3)

BRC	Italy Government International Bond	1.000%	12/20/2016	0.594%	200	(1)	3	2	0

CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	100	(2)	4	2	0

DUB	Italy Government International Bond	1.000%	12/20/2016	0.594%	200	(1)	3	2	0
	Spain Government International Bond	1.000%	12/20/2016	0.387%	200	0	3	3	0
	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	5	0	0	0	0

FBF	Mexico Government International Bond	1.000%	12/20/2018	0.545%	300	(1)	7	6	0

GST	Brazil Government International Bond	1.000%	12/20/2015	0.454%	200	(1)	2	1	0

JPM	Brazil Government International Bond	1.000%	12/20/2016	0.712%	1,000	(10)	18	8	0

MYC	Spain Government International Bond	1.000%	12/20/2016	0.387%	200	0	3	3	0

						$(27)	$68	$44	$(3)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,500	$16	$(46)	$0	$(30)

CBK	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	2,100	0	21	21	0

FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	1,800	(2)	(36)	0	(38)

GLM	Pay	1-Year BRL-CDI	12.560%	01/04/2021		2,200	7	16	23	0

NGF	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	1,100	0	11	11	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	500	(1)	(14)	0	(15)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		1,800	(3)	(36)	0	(39)

							$17	$(84)	$55	$(122)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	KOSPI 200 Index	8,000,000	3-Month USD-LIBOR plus a specified spread	09/11/2014	KRW	2,099,534	$(15)	$0	$(15)
	Receive	TWSE Index	1,400	3-Month USD-LIBOR plus a specified spread	07/16/2014	TWD	12,666	7	7	0

								$(8)	$7	$(15)

(4)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$224	$0	$11	$11	$0

SOG	Pay	S&P 500 Index	3.010%	12/19/2014	290	0	1	1	0

						$0	$12	$12	$0

Total Swap Agreements						$(10)	$(9)	$151	$(170)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
PIMCO Global Multi-Asset Managed Volatility Portfolio
BOA	$21	$32	$24	$77	$(43)	$0	$(48)	$(91)	$(14)	$0	$(14)
BPS	6	0	0	6	(6)	0	0	(6)	0	0	0
BRC	85	18	2	105	(91)	(37)	0	(128)	(23)	0	(23)
CBK	21	8	23	52	(6)	(9)	0	(15)	37	0	37
DUB	18	0	5	23	(32)	0	0	(32)	(9)	0	(9)
FBF	25	0	6	31	(26)	0	(38)	(64)	(33)	0	(33)
GLM	8	4	23	35	(9)	(5)	0	(14)	21	0	21
GST	0	0	12	12	0	0	0	0	12	0	12
HUS	10	0	0	10	(10)	0	0	(10)	0	0	0
JPM	96	51	8	155	(335)	(1)	0	(336)	(181)	0	(181)
MYC	0	54	3	57	0	0	0	0	57	0	57
NGF	0	79	11	90	0	0	0	0	90	0	90
RBC	31	0	0	31	0	0	0	0	31	0	31
SOG	38	0	1	39	0	0	0	0	39	0	39
UAG	63	0	0	63	(52)	0	(54)	(106)	(43)	0	(43)

PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
GST	0	0	33	33	0	0	(30)	(30)	3	0	3

Total Over the Counter	$422	$246	$151	$819	$(610)	$(52)	$(170)	$(832)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$13	$0	$301	$0	$0	$314
Futures	2	0	50	0	9	61
Swap Agreements	0	0	0	0	24	24

	$15	$0	$351	$0	$33	$399

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$422	$0	$422
Purchased Options	0	0	0	18	228	246
Swap Agreements	33	44	19	0	55	151

	$33	$44	$19	$440	$283	$819

	$48	$44	$370	$440	$316	$1,218

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1	$0	$244	$0	$0	$245
Futures	4	0	14	0	0	18
Swap Agreements	0	7	0	0	56	63

	$5	$7	$258	$0	$56	$326

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$610	$0	$610
Written Options	0	1	0	27	24	52
Swap Agreements	30	3	15	0	122	170

	$30	$4	$15	$637	$146	$832

	$35	$11	$273	$637	$202	$1,158

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$186	$0	$(1)	$185
Written Options	19	0	199	0	0	218
Futures	178	0	840	0	29	1,047
Swap Agreements	0	(4)	0	0	(433)	(437)

	$197	$(4)	$1,225	$0	$(405)	$1,013

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$171	$0	$171
Purchased Options	0	0	(18)	(5)	(228)	(251)
Written Options	0	17	122	19	92	250
Swap Agreements	(108)	41	0	0	128	61

	$(108)	$58	$104	$185	$(8)	$231

	$89	$54	$1,329	$185	$(413)	$1,244

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$8	$0	$(504)	$0	$0	$(496)
Written Options	4	0	311	0	0	315
Futures	30	0	(34)	0	113	109
Swap Agreements	0	44	0	0	(337)	(293)

	$42	$44	$(227)	$0	$(224)	$(365)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(375)	$0	$(375)
Purchased Options	0	0	0	2	(19)	(17)
Written Options	0	4	0	(6)	(23)	(25)
Swap Agreements	4	53	(16)	0	66	107

	$4	$57	$(16)	$(379)	$24	$(310)

	$46	$101	$(243)	$(379)	$(200)	$(675)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,930	$0	$2,930
Industrials	0	1,019	0	1,019
Utilities	0	570	0	570
U.S. Treasury Obligations	0	23,105	0	23,105
Asset-Backed Securities	0	140	0	140
Sovereign Issues	0	5,499	0	5,499
Common Stocks
Consumer Discretionary	49	0	0	49
Financials	575	187	0	762
Exchange-Traded Funds	6,609	0	0	6,609
Real Estate Investment Trusts Financials	2,144	0	0	2,144
Short-Term Instruments
Repurchase Agreements	0	765	0	765
Short-Term Notes	0	1,300	0	1,300
Greece Treasury Bills	0	3,000	0	3,000
U.S. Treasury Bills	0	1,561	0	1,561
	$9,377	$40,076	$0	$49,453

Investments in Affiliates, at Value
Mutual Funds	44,029	0	0	44,029
Exchange-Traded Funds	2,369	0	0	2,369

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,824	$0	$0	$2,824
	$49,222	$0	$0	$49,222

Total Investments	$58,599	$40,076	$0	$98,675

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,690)	$0	$(12,690)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	74	325	0	399
Over the counter	0	819	0	819
	$74	$1,144	$0	$1,218

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(307)	0	(326)
Over the counter	0	(832)	0	(832)
	$(19)	$(1,139)	$0	$(1,158)

Totals	$58,654	$27,391	$0	$86,045

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio IV, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, equity securities, fixed income instruments, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO

CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally

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Notes to Financial Statements (Cont.)

4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

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inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and

others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential

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mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation

Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$766	$0	$(1)	$0	$4	$769	$16	$0
PIMCO Diversified Income Exchange-Traded Fund	0	763	0	0	26	789	10	0
PIMCO Emerging Local Bond Fund	2,986	33	(3,050)	(298)	329	0	41	0
PIMCO Emerging Markets Corporate Bond Fund	1,448	30	0	0	57	1,535	30	0
PIMCO EqS Pathfinder Fund®	4,271	0	(4,147)	365	(489)	0	0	0
PIMCO EqS® Dividend Fund	5,548	99	0	0	236	5,883	99	0
PIMCO EqS® Emerging Markets Fund	4,912	1,320	(4,950)	88	(79)	1,291	0	0
PIMCO EqS® Long/Short Fund	768	0	0	0	(1)	767	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	763	0	0	48	811	6	0
PIMCO Income Fund	11,448	683	0	0	435	12,566	323	0
PIMCO Investment Grade Corporate Bond Fund	1,715	34	0	0	79	1,828	34	0
PIMCO Mortgage Opportunities Fund	758	1,627	0	0	26	2,411	27	0
PIMCO RealEstateRealReturn Strategy Fund	76	0	(81)	(21)	26	0	0	0
PIMCO Short-Term Floating NAV Portfolio	8,920	21,803	(30,710)	0	1	14	3	0
PIMCO Short-Term Floating NAV Portfolio III	0	29,001	(26,190)	0	(1)	2,810	1	0
PIMCO StocksPLUS® Fund	1,151	9,099	(3,353)	181	558	7,636	49	0
PIMCO Total Return Fund	1,191	13	0	0	31	1,235	13	0
PIMCO TRENDS Managed Futures Strategy Fund	0	3,905	0	0	270	4,175	5	0
PIMCO Unconstrained Bond Fund	4,587	27	0	0	88	4,702	27	0
Totals	$50,545	$69,200	$(72,482)	$315	$1,644	$49,222	$684	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

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Notes to Financial Statements (Cont.)

including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities.

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In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined

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Notes to Financial Statements (Cont.)

swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

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Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The

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Notes to Financial Statements (Cont.)

implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date,

(v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market

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(market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Acquired Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. In the normal course of business the Acquired Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio (or Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Fund management. The Portfolio (or Acquired Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair the Portfolio’s performance.

The Portfolio (or Acquired Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (or Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (or Acquired Fund), or, in the case of hedging positions, that the Portfolio’s (or Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure

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Notes to Financial Statements (Cont.)

to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (or Acquired Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s (or Acquired Fund) returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio (or Acquired Fund) may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio (or Acquired Fund) will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Acquired Funds will be exposed to credit risk to parties with whom they trade and will also bear the risk of settlement default. The Acquired Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Acquired Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Acquired Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Acquired Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Acquired Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Acquired Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Acquired Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Acquired Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Acquired Funds. The Acquired Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Acquired Funds subsequently decreases, the Acquired Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Acquired Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used.

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Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET MANAGED VOLATILITY PORTFOLIO

The GMAMV Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMAMV Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMAMV Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMAMV Subsidiary, comprising the entire issued share capital of the GMAMV Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles

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Notes to Financial Statements (Cont.)

of Association, shares issued by the GMAMV Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMAMV Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMAMV Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMAMV Subsidiary to the Portfolio (amounts in thousands).

Date of Incorporation	02/24/2012
Subscription Agreement	03/29/2012
Portfolio Net Assets	$84,503
Subsidiary % of Portfolio Net Assets	2.0%

Subsidiary Financial Statement Information
Total assets	$1,742
Total liabilities	36
Net assets	$1,706
Total income	1
Net investment income (loss)	(8)
Net realized gain (loss)	(222)
Net change in unrealized appreciation (depreciation)	376
Increase (decrease) in net assets resulting from operations	$146

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 1.00%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the

Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2013, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees' Fees, the sum of such Portfolio's Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees' Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2014, the remaining recoverable amount to PIMCO was $56,024.

(f) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $176,670.

The GMAMV Subsidiary has entered into a separate contract with PIMCO for the management of the GMAMV Subsidiary’s portfolio pursuant to which the GMAMV Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMAMV Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMV Subsidiary is in place. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $8,886.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$112,324	$103,393	$50,232	$37,070

SEMIANNUAL REPORT	JUNE 30, 2014	37

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	846	$7,991	5,319	$52,583
Advisor Class	8	74	1	10
Issued as reinvestment of distributions
Administrative Class	52	500	176	1,659
Advisor Class	0	0	0	0
Cost of shares redeemed
Administrative Class	(562)	(5,296)	(763)	(7,485)
Advisor Class	0	0	0	0
Net increase (decrease) resulting from Portfolio share transactions	344	$3,269	4,733	$46,767

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 100% of the Portfolio, and the shareholders are related parties of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$96,038	$2,957	$(320)	$2,637

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

38	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Dain Rausher, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter
COMEX	Commodity Exchange, Inc.	FTSE	Financial Times Stock Exchange

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	EAFE	Europe, Australasia, and Far East Stock Index	KOSPI	Korea Composite Stock Price Index

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International

SEMIANNUAL REPORT	JUNE 30, 2014	39

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT30SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Multi-Asset Managed Volatility Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio or an Acquired Fund invests in emerging market debt, both may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Multi-Asset Managed Volatility Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Mutual Funds	44.6%
U.S. Treasury Obligations	23.4%
Short-Term Instruments‡	9.6%
Exchange-Traded Funds	9.1%
Sovereign Issues	5.6%
Other	7.7%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2013)
PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class	5.67%	6.15%	-2.98%
MSCI World Index±	6.18%	24.05%	17.77%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	5.34%	15.93%	10.80%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.78% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,056.70	$1,020.53
Expenses Paid During Period†	$4.39	$4.31
Net Annualized Expense Ratio††	0.86%	0.86%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Managed Volatility Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage downside risks and total portfolio volatility. PIMCO evaluates these three steps daily and uses varying combinations of Acquired Funds and/or direct investments to implement the three steps within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»

Tail-risk hedges, such as put options on U.S. equities which seek to limit portfolio losses amid large market declines, detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

»	Exposure to developed market equities benefited performance as the MSCI World Index posted positive returns during the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted positive returns during the reporting period.

»

Duration (or sensitivity to changes in market interest rates) positioning benefited performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets fell over the reporting period.

»	Exposure to real estate investment trusts (“REITs”) benefited performance as REITs generally posted positive returns during the reporting period.

»	Holdings of inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS generally posted positive returns during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Managed Volatility Portfolio

Selected Per Share Data for the Period Ended:	06/30/2014+		04/30/2013-12/31/2013

Advisor Class
Net asset value beginning of period	$9.33		$10.44
Net investment income (a)	0.11		0.15
Net realized/unrealized gain (loss)	0.42		(1.06)
Total income (loss) from investment operations	0.53		(0.91)
Dividends from net investment income	(0.06)		(0.07)
Distributions from net realized capital gains	0.00		(0.06)
Tax basis return of capital	0.00		(0.07)
Total distributions	(0.06)		(0.20)
Net asset value end of period	$9.80		$9.33
Total return	5.67%		(8.65)%
Net assets end of period (000s)	$86		$9
Ratio of expenses to average net assets	0.86	%*	0.90%*
Ratio of expenses to average net assets excluding waivers	1.33	%*	1.33%*
Ratio of expenses to average net assets excluding interest expense	0.85	%*	0.90%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.32	%*	1.33%*
Ratio of net investment income to average net assets	2.39	%*	2.35%*
Portfolio turnover rate	172	%**	79%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$49,453
Investments in Affiliates	49,222
Financial Derivative Instruments
Exchange-traded or centrally cleared	399
Over the counter	819
Deposits with counterparty	383
Foreign currency, at value	692
Receivable for investments sold	50,300
Receivable for Portfolio shares sold	173
Interest and dividends receivable	325
Dividends receivable from Affiliates	149
Other assets	10
151,925

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,766
Payable for sale-buyback transactions	21,801
Payable for short sales	12,690
Financial Derivative Instruments
Exchange-traded or centrally cleared	326
Over the counter	832
Payable for investments purchased	29,671
Payable for investments in Affiliates purchased	138
Deposits from counterparty	115
Overdraft due to custodian	23
Accrued investment advisory fees	46
Accrued supervisory and administrative fees	4
Accrued servicing fees	10
67,422

Net Assets	$84,503

Net Assets Consist of:
Paid in capital	$84,652
(Overdistributed) net investment income	(566)
Accumulated net realized (loss)	(1,554)
Net unrealized appreciation	1,971
$84,503

Net Assets:
Administrative Class	$84,417
Advisor Class	86

Shares Issued and Outstanding:
Administrative Class	8,608
Advisor Class	9

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$9.81
Advisor Class	9.80

Cost of Investments in Securities	$48,574
Cost of Investments in Affiliates	$47,309
Cost of Foreign Currency Held	$688
Proceeds Received on Short Sales	$12,688
Cost or Premiums of Financial Derivative Instruments, net	$505

* Includes repurchase agreements of:	$765

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$325
Dividends	124
Dividends from Investments in Affiliates	684
Total Income	1,133

Expenses:
Investment advisory fees	399
Supervisory and administrative fees	22
Servicing fees - Administrative Class	59
Interest expense	4
Miscellaneous expense	2
Total Expenses	486
Waiver and/or Reimbursement by PIMCO	(186)
Net Expenses	300

Net Investment Income	833

Net Realized Gain (Loss):
Investments in securities	(1,794)
Investments in Affiliates	315
Exchange-traded or centrally cleared financial derivative instruments	1,013
Over the counter financial derivative instruments	231
Foreign currency	6
Net Realized (Loss)	(229)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	2,971
Investments in Affiliates	1,644
Exchange-traded or centrally cleared financial derivative instruments	(365)
Over the counter financial derivative instruments	(310)
Foreign currency assets and liabilities	(1)
Net Change in Unrealized Appreciation	3,939
Net Gain	3,710

Net Increase in Net Assets Resulting from Operations	$4,543

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Managed Volatility Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$833	$1,364
Net realized (loss)	(229)	(2,714)
Net change in unrealized appreciation (depreciation)	3,939	(2,575)
Net increase (decrease) resulting from operations	4,543	(3,925)

Distributions to Shareholders:
From net investment income
Administrative Class	(500)	(715)
Advisor Class	(0)^	(0)^
From net realized capital gains
Administrative Class	0	(509)
Advisor Class	0	(0)^
Tax basis return of capital
Administrative Class	0	(435)
Advisor Class	0	(0)^

Total Distributions	(500)	(1,659)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	3,269	46,767

Total Increase in Net Assets	7,312	41,183

Net Assets:
Beginning of period	77,191	36,008
End of period*	$84,503	$77,191

* Including (overdistributed) net investment income of:	$(566)	$(899)

**	See Note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 58.6%

CORPORATE BONDS & NOTES 5.4%

BANKING & FINANCE 3.5%
Ally Financial, Inc.
2.750% due 01/30/2017		$300	$304
5.500% due 02/15/2017		300	326
Bankia S.A.
3.500% due 01/17/2019	EUR	400	582
Barclays Bank PLC
7.625% due 11/21/2022		$200	228
CIT Group, Inc.
5.000% due 05/15/2017		200	214
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	100	165
Credit Suisse
6.500% due 08/08/2023		$200	223
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	203
International Lease Finance Corp.
5.750% due 05/15/2016		100	107
8.750% due 03/15/2017		300	349
KBC Bank NV
8.000% due 01/25/2023		200	229

			2,930

INDUSTRIALS 1.2%
HCA, Inc.
6.500% due 02/15/2016		400	431
MGM Resorts International
10.000% due 11/01/2016		400	475
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	113

			1,019

UTILITIES 0.7%
AT&T, Inc.
0.654% due 03/30/2017		100	100
Sprint Communications, Inc.
9.125% due 03/01/2017		400	470

			570

Total Corporate Bonds & Notes (Cost $4,447)			4,519

U.S. TREASURY OBLIGATIONS 27.3%
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (f)		509	519
0.625% due 02/15/2043 (f)		639	580
2.125% due 02/15/2040 (i)		84	107
2.125% due 02/15/2041 (i)		147	188
U.S. Treasury Notes
0.109% due 04/30/2016 (i)†		100	100
1.625% due 04/30/2019 (i)		1,900	1,903
2.250% due 04/30/2021 (f)(h)(i)		17,900	18,072
2.750% due 02/15/2024 (f)		1,600	1,636

Total U.S. Treasury Obligations (Cost $22,931)			23,105

ASSET-BACKED SECURITIES 0.2%
Countrywide Asset-Backed Certificates
0.252% due 08/25/2037		37	37
Lehman XS Trust
0.952% due 10/25/2035		108	103

Total Asset-Backed Securities (Cost $130)			140

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.5%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018	BRL	1,100	$336
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,424	591
Slovenia Government International Bond
5.850% due 05/10/2023		$200	225
Spain Government International Bond
3.800% due 04/30/2024	EUR	1,600	2,403
4.400% due 10/31/2023		700	1,102
5.400% due 01/31/2023		500	842

Total Sovereign Issues (Cost $5,247)			5,499

		SHARES
COMMON STOCKS 1.0%

CONSUMER DISCRETIONARY 0.1%
SFX Entertainment, Inc. (a)		5,992	49

FINANCIALS 0.9%
Barclays PLC		51,400	187
BNP Paribas S.A.		2,958	201
Intesa Sanpaolo SpA		61,377	189
Societe Generale S.A.		3,528	185

			762

Total Common Stocks (Cost $911)			811

EXCHANGE-TRADED FUNDS 7.8%
iShares China Large Cap Index ETF		22,300	826
iShares MSCI EAFE ETF		17,190	1,175
Vanguard FTSE Emerging Markets ETF		106,844	4,608

Total Exchange-Traded Funds (Cost $6,334)			6,609

REAL ESTATE INVESTMENT TRUSTS 2.5%

FINANCIALS 2.5%
Apartment Investment & Management Co. 'A' (h)		13,206	426
Equity Residential (h)		6,774	427
Essex Property Trust, Inc. (h)		2,347	434
Home Properties, Inc. (h)		6,529	417
Post Properties, Inc. (h)		8,226	440

Total Real Estate Investment Trusts (Cost $1,913)			2,144

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.9%

REPURCHASE AGREEMENTS (e) 0.9%
			765

SHORT-TERM NOTES 1.5%
Fannie Mae
0.060% due 08/18/2014 †		$600	600
0.065% due 09/03/2014 †		700	700

			1,300

GREECE TREASURY BILLS 3.6%
2.688% due 07/18/2014 - 11/07/2014 (b)	EUR	2,200	3,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.9%
0.045% due 08/21/2014 - 11/13/2014 (b)(h)(i)†	$1,561	$1,561

Total Short-Term Instruments (Cost $6,661)		6,626

Total Investments in Securities (Cost $48,574)		49,453

	SHARES
MUTUAL FUNDS (d) 52.1%
PIMCO Emerging Markets Corporate Bond Fund	130,898	1,535
PIMCO EqS® Dividend Fund	459,244	5,883
PIMCO EqS® Emerging Markets Fund	142,659	1,291
PIMCO EqS® Long/Short Fund	64,306	767
PIMCO Income Fund	988,667	12,566
PIMCO Investment Grade Corporate Bond Fund	170,682	1,828
PIMCO Mortgage Opportunities Fund	216,575	2,411
PIMCO StocksPLUS® Fund	727,963	7,636
PIMCO Total Return Fund	112,573	1,235
PIMCO TRENDS Managed Futures Strategy Fund	387,684	4,175
PIMCO Unconstrained Bond Fund	415,730	4,702

Total Mutual Funds (Cost $42,194)		44,029

EXCHANGE-TRADED FUNDS 2.8%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	7,200	769
PIMCO Diversified Income Exchange-Traded Fund	15,200	789
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	15,900	811

Total Exchange-Traded Funds (Cost $2,291)		2,369

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio	1,388	14
PIMCO Short-Term Floating NAV Portfolio III	281,304	2,810

Total Short-Term Instruments (Cost $2,824)		2,824

Total Investments in Affiliates (Cost $47,309)		49,222

Total Investments 116.8% (Cost $95,883)		$98,675

Financial Derivative Instruments (g)(j) 0.1% (Cost or Premiums, net $505)		60

Other Assets and Liabilities, net (16.9%)		(14,232)

Net Assets 100.0%		$84,503

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000% †	06/30/2014	07/01/2014	$192	Fannie Mae 2.110% due 11/07/2022	$(198)	$192	$192
	0.000%	06/30/2014	07/01/2014	573	Freddie Mac 2.000% due 01/30/2023	(585)	573	573

Total Repurchase Agreements						$(783)	$765	$765

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.190%	06/26/2014	07/03/2014	$(720)	$(720)
RDR	0.110%	04/23/2014	07/11/2014	(1,045)	(1,046)

Total Reverse Repurchase Agreements					$(1,766)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.050%	07/01/2014	07/09/2014	$ (929)	$(930)
	0.140%	07/01/2014	07/16/2014	(5,880)	(5,885)
	0.150%	06/30/2014	07/01/2014	(928)	(929)
	0.200%	06/24/2014	07/01/2014	(6,651)	(6,651)
BPS	0.211%	04/10/2014	07/15/2014	EUR (896)	(1,226)
FOB	0.200%	06/30/2014	07/07/2014	$ (6,178)	(6,180)

Total Sale-Buyback Transactions					$(21,801)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $10,172 at a weighted average interest rate of 0.084%.
(3)	Payable for sale-buyback transactions includes $10 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$12,000	$(12,688)	$(12,690)

Total Short Sales					$(12,688)	$(12,690)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $23,561 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO Global Multi-Asset Managed Volatility Portfolio
Global/Master Repurchase Agreement
JPS	$0	$(720)	$0	$0	$(720)	$716	$(4)
RDR	0	(1,046)	0	0	(1,046)	1,099	53
SSB	573	0	0	0	573	(585)	(12)

Master Securities Forward Transaction Agreement
BCY	0	0	(14,395)	0	(14,395)	14,359	(36)
BOA	0	0	0	(12,690)	(12,690)	0	(12,690)
BPS	0	0	(1,226)	0	(1,226)	1,230	4
FOB	0	0	(6,180)	0	(6,180)	6,159	(21)

PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary) Global/Master Repurchase Agreement
SSB	192	0	0	0	192	(198)	(6)

Total Borrowings and Other Financing Transactions	$765	$(1,766)	$(21,801)	$(12,690)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - COMEX Gold 100 oz. October Futures †	$1,300.000	09/25/2014	3	$5	$13

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	343	$91	$39
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	993	169	33
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	333	71	24

				$331	$96

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	12	$58	$77
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	35	253	40
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	12	74	29
Put - CBOE S&P 500 Index	1,900.000	06/19/2015	1	12	10
Put - OSE Nikkei 225 Index	12,500.000	06/12/2015	9	29	23
Call - OSE Nikkei 225 Index	14,500.000	06/12/2015	2	27	26

				$453	$205

Total Purchased Options				$789	$314

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. October Futures †	$1,200.000	09/25/2014	3	$(5)	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	343	$(52)	$(22)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	07/19/2014	600	(16)	(9)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	993	(86)	(15)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	333	(33)	(9)

				$(187)	$(55)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	08/16/2014	22	$(20)	$(15)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	12	(56)	(34)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	35	(125)	(16)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	12	(35)	(11)
Put - CBOE S&P 500 Index	1,625.000	06/19/2015	7	(30)	(24)
Call - CBOE S&P 500 Index	1,900.000	06/19/2015	1	(11)	(13)
Put - EUREX Euro Stoxx 50 Index	3,175.000	09/19/2014	56	(39)	(50)
Put - OSE Nikkei 225 Index	14,250.000	08/08/2014	16	(33)	(10)
Put - OSE Nikkei 225 Index	14,500.000	06/12/2015	2	(19)	(16)

				$(368)	$(189)

Total Written Options				$(560)	$(245)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CAC 40 Index July Futures	Long	07/2014	26	$(37)	$0	$(6)
DAX Index September Futures	Long	09/2014	5	(15)	9	0
E-mini S&P 500 Index September Futures	Long	09/2014	95	95	2	0
Euro STOXX 50 September Futures	Long	09/2014	105	(72)	10	(6)
Euro-Bobl September Futures	Long	09/2014	1	1	0	0
Euro-Bund 10-Year Bond September Futures	Short	09/2014	3	(6)	2	0
FTSE 100 Index September Futures	Long	09/2014	19	(9)	12	(2)
FTSE China A50 Index July Futures	Long	07/2014	152	6	6	0
Natural Gas April Futures †	Long	03/2015	5	(9)	1	0
Natural Gas April Futures †	Short	03/2016	5	3	0	(1)
Natural Gas March Futures †	Short	02/2015	5	15	0	(2)
Natural Gas March Futures †	Long	02/2016	5	(4)	1	0
S&P CNX Nifty Index July Futures	Long	07/2014	60	3	11	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	49	(10)	3	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	49	34	4	0
WTI Crude June Futures †	Long	05/2015	5	25	0	(1)

Total Futures Contracts				$20	$61	$(18)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 4,800	$123	$24	$0	$(7)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	2,500	$136	$18	$2	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		5,000	194	129	3	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		4,600	(209)	(91)	0	(27)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020	$	4,200	117	74	4	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		3,100	(122)	(236)	0	(18)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		1,100	11	(107)	0	(6)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		500	(45)	(20)	0	(3)
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	700	8	6	1	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		1,600	35	28	2	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		3,400	106	89	5	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	1,050	(182)	(110)	0	(1)
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044	GBP	680	(54)	(14)	7	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	720,000	(254)	(119)	0	(1)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		600,000	(195)	(63)	0	0

						$(454)	$(416)	$24	$(56)

Total Swap Agreements						$(331)	$(392)	$24	$(63)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $3,492 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(i)	Securities with an aggregate market value of $1,847 and cash of $383 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO Global Multi-Asset Managed Volatility Portfolio (4)	$301	$59	$24	$384	$(244)	$(14)	$(63)	$(321)
PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary) (4)	13	2	0	15	(1)	(4)	0	(5)

Total Exchange-Traded or Centrally Cleared	$314	$61	$24	$399	$(245)	$(18)	$(63)	$(326)

(4)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	AUD	58	$	54	$0	$0
	07/2014	BRL	1,386		629	2	0
	07/2014	HUF	190,606	EUR	614	0	(1)
	07/2014	INR	7,211	$	116	0	(4)
	07/2014	NZD	434		368	0	(12)
	07/2014	TWD	30,178		992	0	(19)
	07/2014	$	619	BRL	1,386	9	0
	07/2014		143	NZD	170	5	0
	08/2014	CLP	81,347	$	145	0	(1)
	08/2014	RUB	1,702		50	0	0
	08/2014	$	449	BRL	1,013	5	0
	10/2014	ZAR	1,980	$	182	0	(1)
	01/2015	BRL	1,056		449	0	(5)

BPS	07/2014	EUR	310	PLN	1,313	6	0
	07/2014	HKD	589	$	76	0	0
	07/2014	KRW	25,450		25	0	0
	07/2014	$	562	HKD	4,357	0	0
	08/2014	BRL	187	$	84	0	0
	08/2014	$	182	AUD	194	0	0
	09/2014	SGD	337	$	270	0	(1)
	10/2014	MXN	10,969		834	0	(5)

BRC	07/2014	KRW	615,037		566	0	(42)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2014	TWD	2,003	$	67	$0	$0
	07/2014	$	252	INR	15,508	5	0
	07/2014		130	MXN	1,689	0	0
	07/2014		358	MYR	1,176	8	0
	07/2014		8	PHP	361	0	0
	07/2014		130	TWD	3,903	1	0
	08/2014	CHF	168	$	190	0	0
	08/2014	EUR	4,488		6,129	0	(17)
	08/2014	$	1,595	CHF	1,402	0	(14)
	08/2014		121	DKK	647	0	(2)
	08/2014		464	EUR	340	1	0
	08/2014		517	SEK	3,363	0	(14)
	09/2014	GBP	115	$	195	0	(2)
	09/2014	$	3,700	GBP	2,203	69	0
	09/2014		119	SGD	150	1	0

CBK	07/2014	AUD	341	$	320	0	(2)
	07/2014	BRL	19		9	0	0
	07/2014	HUF	2,787		12	0	0
	07/2014	PHP	5,590		124	0	(4)
	07/2014	$	9	BRL	19	0	0
	07/2014		708	INR	43,641	16	0
	08/2014		70	CHF	63	1	0
	08/2014		726	EUR	532	3	0
	10/2014		143	COP	272,844	1	0

DUB	07/2014	IDR	43,870	$	4	0	0
	07/2014	MYR	2,191		658	0	(24)
	07/2014	$	51	INR	3,062	0	0
	08/2014	IDR	488,576	$	43	2	0
	08/2014	NOK	1,214		205	7	0
	08/2014	$	284	EUR	208	1	0
	08/2014		112	JPY	11,400	1	0
	08/2014		296	RUB	10,394	7	0
	09/2014	PEN	217	$	77	0	0
	10/2014	COP	439,364		224	0	(8)

FBF	07/2014	IDR	490,940		43	2	0
	07/2014	THB	14,290		439	0	(1)
	07/2014	$	53	INR	3,240	1	0
	08/2014		871	BRL	1,992	22	0
	09/2014	GBP	85	$	143	0	(3)
	01/2015	BRL	2,076		871	0	(22)

GLM	07/2014	EUR	200	PLN	828	0	(2)
	07/2014	HUF	76,030	EUR	244	0	(1)
	07/2014		55,424	$	250	5	0
	07/2014	JPY	73,200		721	0	(2)
	07/2014	$	260	MXN	3,388	1	0
	08/2014	CHF	63	$	71	0	(1)
	08/2014	JPY	18,300		181	0	0
	08/2014	MXN	2,610		198	0	(2)
	08/2014	$	497	EUR	364	1	0
	08/2014		152	NOK	933	0	0
	09/2014		1,501	MXN	19,580	0	(1)
	10/2014		168		2,213	1	0

HUS	07/2014	EUR	546	PLN	2,304	9	0
	07/2014	INR	20,635	$	343	1	0
	07/2014	$	340	TRY	719	0	(1)
	10/2014	BRL	374	$	156	0	(9)

JPM	07/2014		3,775		1,686	0	(22)
	07/2014	CNY	595		96	0	0
	07/2014	CZK	401		20	0	0
	07/2014	EUR	1,069	HUF	324,646	0	(30)
	07/2014	HUF	58,045	EUR	190	4	0
	07/2014	INR	7,846	$	130	0	0
	07/2014	JPY	248,458		2,446	0	(6)
	07/2014	KRW	126,614		121	0	(4)
	07/2014	MXN	3,383		260	0	0
	07/2014	MYR	226		70	0	0
	07/2014	PLN	3,250	EUR	782	3	0
	07/2014		1,587	$	521	0	0
	07/2014	TRY	578		270	0	(2)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2014	TWD	50,281	$	1,673	$0	$(12)
	07/2014	$	1,714	BRL	3,775	0	(5)
	07/2014		250	HUF	55,383	0	(5)
	07/2014		1,217	INR	73,183	7	(10)
	07/2014		3,158	JPY	321,658	17	0
	07/2014		424	KRW	434,379	5	0
	07/2014		70	MYR	225	0	0
	07/2014		270	TRY	580	3	0
	07/2014		1,641	TWD	49,345	12	0
	07/2014		140	ZAR	1,497	0	0
	07/2014	ZAR	1,487	$	140	1	0
	08/2014	BRL	5,380		2,238	0	(175)
	08/2014	RUB	22,068		634	0	(9)
	08/2014	TRY	1,157		532	0	(9)
	08/2014	$	2,722	BRL	6,149	35	0
	08/2014		2,447	JPY	248,458	6	0
	09/2014		302	GBP	178	2	0
	09/2014		270	SGD	338	1	0
	10/2014	BRL	330	$	138	0	(8)
	10/2014	$	451	ZAR	4,752	0	(12)
	10/2014	ZAR	9,575	$	872	0	(12)
	01/2015	BRL	2,475		1,051	0	(14)

MSC	07/2014	HKD	5,155		665	0	0
	07/2014	MYR	26		8	0	0

RBC	09/2014	$	1,863	CAD	2,025	31	0

SOG	07/2014		1,671	AUD	1,809	36	0
	07/2014		84	INR	5,043	0	0
	07/2014		229	NZD	264	2	0

UAG	07/2014	BRL	3,607	$	1,628	4	(8)
	07/2014	HKD	12,539		1,616	0	(2)
	07/2014	IDR	736,475		63	1	0
	07/2014	INR	65,503		1,045	0	(42)
	07/2014	MXN	1,691		130	0	0
	07/2014	$	1,602	BRL	3,607	31	0
	07/2014		734	INR	45,258	17	0
	07/2014		24	KRW	25,526	1	0
	07/2014		293	THB	9,573	2	0
	08/2014		547	BRL	1,237	7	0
	08/2014		189	CHF	168	0	0

Total Forward Foreign Currency Contracts						$422	$(610)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,800	$49	$32

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		1,000	43	8

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR	2,000	28	4

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$	1,900	75	51

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,600	76	41
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		500	21	13

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.560%	07/07/2014		1,000	2	1
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		5,000	81	78

								$375	$228

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC AUD versus USD	$0.872	12/23/2014	AUD	4,473	$21	$18

Total Purchased Options						$396	$246

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	3,700	$(46)	$(8)

GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR	4,000	(28)	(2)

								$(74)	$(10)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	300	$(1)	$0

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	09/17/2014		600	(1)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		200	(1)	0

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		200	(1)	0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		100	0	0

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		200	(1)	0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		100	0	0

							$(5)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD	$	0.965	12/23/2014	AUD 4,473	$(21)	$(24)

GLM	Put - OTC USD versus JPY	JPY	100.000	08/14/2014	$ 800	(6)	(3)

						$(27)	$(27)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	$	105.453	07/07/2014	$ 2,000	$(3)	$(13)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$100	$(1)	$(1)

Total Written Options						$(110)	$(52)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in JPY		Premiums
Balance at Beginning of Period	0	$32,100	AUD	0	EUR	8,000	JPY	0	$(163)
Sales	3,931	8,536		4,773		7,800		6,032	(1,369)
Closing Buys	(1,414)	(3,451)		(300)		0		(2,732)	628
Expirations	(82)	(30,585)		0		(9,800)		(3,300)	234
Exercised	0	0		0		(300)		0	0

Balance at End of Period	2,435	$6,600	AUD	4,473	EUR	5,700	JPY	0	$(670)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Receive	Corn December Futures †	$447.250	10/24/2014	135,000	$0	$(30)	$0	$(30)
	Pay	Soybean November Futures †	1,224.250	10/24/2014	50,000	0	33	33	0

						$ 0	$3	$33	$(30)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.545%	$ 800	$(3)	$20	$17	$0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	100	(8)	5	0	(3)

BRC	Italy Government International Bond	1.000%	12/20/2016	0.594%	200	(1)	3	2	0

CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	100	(2)	4	2	0

DUB	Italy Government International Bond	1.000%	12/20/2016	0.594%	200	(1)	3	2	0
	Spain Government International Bond	1.000%	12/20/2016	0.387%	200	0	3	3	0
	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	5	0	0	0	0

FBF	Mexico Government International Bond	1.000%	12/20/2018	0.545%	300	(1)	7	6	0

GST	Brazil Government International Bond	1.000%	12/20/2015	0.454%	200	(1)	2	1	0

JPM	Brazil Government International Bond	1.000%	12/20/2016	0.712%	1,000	(10)	18	8	0

MYC	Spain Government International Bond	1.000%	12/20/2016	0.387%	200	0	3	3	0

						$(27)	$68	$44	$(3)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,500	$16	$(46)	$0	$(30)

CBK	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	2,100	0	21	21	0

FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	1,800	(2)	(36)	0	(38)

GLM	Pay	1-Year BRL-CDI	12.560%	01/04/2021		2,200	7	16	23	0

NGF	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	1,100	0	11	11	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	500	(1)	(14)	0	(15)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		1,800	(3)	(36)	0	(39)

							$17	$(84)	$55	$(122)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	KOSPI 200 Index	8,000,000	3-Month USD-LIBOR plus a specified spread	09/11/2014	KRW	2,099,534	$(15)	$0	$(15)
	Receive	TWSE Index	1,400	3-Month USD-LIBOR plus a specified spread	07/16/2014	TWD	12,666	7	7	0

								$(8)	$7	$(15)

(4)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$224	$0	$11	$11	$0

SOG	Pay	S&P 500 Index	3.010%	12/19/2014	290	0	1	1	0

						$0	$12	$12	$0

Total Swap Agreements						$(10)	$(9)	$151	$(170)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
PIMCO Global Multi-Asset Managed Volatility Portfolio
BOA	$21	$32	$24	$77	$(43)	$0	$(48)	$(91)	$(14)	$0	$(14)
BPS	6	0	0	6	(6)	0	0	(6)	0	0	0
BRC	85	18	2	105	(91)	(37)	0	(128)	(23)	0	(23)
CBK	21	8	23	52	(6)	(9)	0	(15)	37	0	37
DUB	18	0	5	23	(32)	0	0	(32)	(9)	0	(9)
FBF	25	0	6	31	(26)	0	(38)	(64)	(33)	0	(33)
GLM	8	4	23	35	(9)	(5)	0	(14)	21	0	21
GST	0	0	12	12	0	0	0	0	12	0	12
HUS	10	0	0	10	(10)	0	0	(10)	0	0	0
JPM	96	51	8	155	(335)	(1)	0	(336)	(181)	0	(181)
MYC	0	54	3	57	0	0	0	0	57	0	57
NGF	0	79	11	90	0	0	0	0	90	0	90
RBC	31	0	0	31	0	0	0	0	31	0	31
SOG	38	0	1	39	0	0	0	0	39	0	39
UAG	63	0	0	63	(52)	0	(54)	(106)	(43)	0	(43)

PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
GST	0	0	33	33	0	0	(30)	(30)	3	0	3

Total Over the Counter	$422	$246	$151	$819	$(610)	$(52)	$(170)	$(832)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$13	$0	$301	$0	$0	$314
Futures	2	0	50	0	9	61
Swap Agreements	0	0	0	0	24	24

	$15	$0	$351	$0	$33	$399

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$422	$0	$422
Purchased Options	0	0	0	18	228	246
Swap Agreements	33	44	19	0	55	151

	$33	$44	$19	$440	$283	$819

	$48	$44	$370	$440	$316	$1,218

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1	$0	$244	$0	$0	$245
Futures	4	0	14	0	0	18
Swap Agreements	0	7	0	0	56	63

	$5	$7	$258	$0	$56	$326

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$610	$0	$610
Written Options	0	1	0	27	24	52
Swap Agreements	30	3	15	0	122	170

	$30	$4	$15	$637	$146	$832

	$35	$11	$273	$637	$202	$1,158

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$186	$0	$(1)	$185
Written Options	19	0	199	0	0	218
Futures	178	0	840	0	29	1,047
Swap Agreements	0	(4)	0	0	(433)	(437)

	$197	$(4)	$1,225	$0	$(405)	$1,013

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$171	$0	$171
Purchased Options	0	0	(18)	(5)	(228)	(251)
Written Options	0	17	122	19	92	250
Swap Agreements	(108)	41	0	0	128	61

	$(108)	$58	$104	$185	$(8)	$231

	$89	$54	$1,329	$185	$(413)	$1,244

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$8	$0	$(504)	$0	$0	$(496)
Written Options	4	0	311	0	0	315
Futures	30	0	(34)	0	113	109
Swap Agreements	0	44	0	0	(337)	(293)

	$42	$44	$(227)	$0	$(224)	$(365)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(375)	$0	$(375)
Purchased Options	0	0	0	2	(19)	(17)
Written Options	0	4	0	(6)	(23)	(25)
Swap Agreements	4	53	(16)	0	66	107

	$4	$57	$(16)	$(379)	$24	$(310)

	$46	$101	$(243)	$(379)	$(200)	$(675)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,930	$0	$2,930
Industrials	0	1,019	0	1,019
Utilities	0	570	0	570
U.S. Treasury Obligations	0	23,105	0	23,105
Asset-Backed Securities	0	140	0	140
Sovereign Issues	0	5,499	0	5,499
Common Stocks
Consumer Discretionary	49	0	0	49
Financials	575	187	0	762
Exchange-Traded Funds	6,609	0	0	6,609
Real Estate Investment Trusts Financials	2,144	0	0	2,144
Short-Term Instruments
Repurchase Agreements	0	765	0	765
Short-Term Notes	0	1,300	0	1,300
Greece Treasury Bills	0	3,000	0	3,000
U.S. Treasury Bills	0	1,561	0	1,561
	$9,377	$40,076	$0	$49,453

Investments in Affiliates, at Value
Mutual Funds	44,029	0	0	44,029
Exchange-Traded Funds	2,369	0	0	2,369

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,824	$0	$0	$2,824
	$49,222	$0	$0	$49,222

Total Investments	$58,599	$40,076	$0	$98,675

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,690)	$0	$(12,690)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	74	325	0	399
Over the counter	0	819	0	819
	$74	$1,144	$0	$1,218

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(307)	0	(326)
Over the counter	0	(832)	0	(832)
	$(19)	$(1,139)	$0	$(1,158)

Totals	$58,654	$27,391	$0	$86,045

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio IV, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, equity securities, fixed income instruments, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO

CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and

others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential

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mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation

Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$766	$0	$(1)	$0	$4	$769	$16	$0
PIMCO Diversified Income Exchange-Traded Fund	0	763	0	0	26	789	10	0
PIMCO Emerging Local Bond Fund	2,986	33	(3,050)	(298)	329	0	41	0
PIMCO Emerging Markets Corporate Bond Fund	1,448	30	0	0	57	1,535	30	0
PIMCO EqS Pathfinder Fund®	4,271	0	(4,147)	365	(489)	0	0	0
PIMCO EqS® Dividend Fund	5,548	99	0	0	236	5,883	99	0
PIMCO EqS® Emerging Markets Fund	4,912	1,320	(4,950)	88	(79)	1,291	0	0
PIMCO EqS® Long/Short Fund	768	0	0	0	(1)	767	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	763	0	0	48	811	6	0
PIMCO Income Fund	11,448	683	0	0	435	12,566	323	0
PIMCO Investment Grade Corporate Bond Fund	1,715	34	0	0	79	1,828	34	0
PIMCO Mortgage Opportunities Fund	758	1,627	0	0	26	2,411	27	0
PIMCO RealEstateRealReturn Strategy Fund	76	0	(81)	(21)	26	0	0	0
PIMCO Short-Term Floating NAV Portfolio	8,920	21,803	(30,710)	0	1	14	3	0
PIMCO Short-Term Floating NAV Portfolio III	0	29,001	(26,190)	0	(1)	2,810	1	0
PIMCO StocksPLUS® Fund	1,151	9,099	(3,353)	181	558	7,636	49	0
PIMCO Total Return Fund	1,191	13	0	0	31	1,235	13	0
PIMCO TRENDS Managed Futures Strategy Fund	0	3,905	0	0	270	4,175	5	0
PIMCO Unconstrained Bond Fund	4,587	27	0	0	88	4,702	27	0
Totals	$50,545	$69,200	$(72,482)	$315	$1,644	$49,222	$684	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

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Notes to Financial Statements (Cont.)

including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities.

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In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined

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Notes to Financial Statements (Cont.)

swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

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Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The

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Notes to Financial Statements (Cont.)

implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date,

(v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market

32	PIMCO VARIABLE INSURANCE TRUST

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(market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Portfolio to achieve its investment objective may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Acquired Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. In the normal course of business the Acquired Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio (or Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Fund management. The Portfolio (or Acquired Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair the Portfolio’s performance.

The Portfolio (or Acquired Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (or Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (or Acquired Fund), or, in the case of hedging positions, that the Portfolio’s (or Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure

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Notes to Financial Statements (Cont.)

to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (or Acquired Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s (or Acquired Fund) returns. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Portfolio (or Acquired Fund) may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Portfolio (or Acquired Fund) will be subject to increased liquidity and investment risk.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Acquired Funds will be exposed to credit risk to parties with whom they trade and will also bear the risk of settlement default. The Acquired Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Acquired Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Acquired Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Acquired Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Acquired Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Acquired Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Acquired Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Acquired Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Acquired Funds. The Acquired Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Acquired Funds subsequently decreases, the Acquired Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Acquired Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used.

34	PIMCO VARIABLE INSURANCE TRUST

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Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET MANAGED VOLATILITY PORTFOLIO

The GMAMV Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMAMV Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMAMV Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMAMV Subsidiary, comprising the entire issued share capital of the GMAMV Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

of Association, shares issued by the GMAMV Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMAMV Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMAMV Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMAMV Subsidiary to the Portfolio (amounts in thousands).

Date of Incorporation	02/24/2012
Subscription Agreement	03/29/2012
Portfolio Net Assets	$84,503
Subsidiary % of Portfolio Net Assets	2.0%

Subsidiary Financial Statement Information
Total assets	$1,742
Total liabilities	36
Net assets	$1,706
Total income	1
Net investment income (loss)	(8)
Net realized gain (loss)	(222)
Net change in unrealized appreciation (depreciation)	376
Increase (decrease) in net assets resulting from operations	$146

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 1.00%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the

Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

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June 30, 2014 (Unaudited)

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2013, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees' Fees, the sum of such Portfolio's Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees' Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2014, the remaining recoverable amount to PIMCO was $56,024.

(f) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $176,670.

The GMAMV Subsidiary has entered into a separate contract with PIMCO for the management of the GMAMV Subsidiary’s portfolio pursuant to which the GMAMV Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMAMV Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMV Subsidiary is in place. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $8,886.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$112,324	$103,393	$50,232	$37,070

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Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	846	$7,991	5,319	$52,583
Advisor Class	8	74	1	10
Issued as reinvestment of distributions
Administrative Class	52	500	176	1,659
Advisor Class	0	0	0	0
Cost of shares redeemed
Administrative Class	(562)	(5,296)	(763)	(7,485)
Advisor Class	0	0	0	0
Net increase (decrease) resulting from Portfolio share transactions	344	$3,269	4,733	$46,767

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 100% of the Portfolio, and the shareholders are related parties of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$96,038	$2,957	$(320)	$2,637

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

38	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Dain Rausher, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter
COMEX	Commodity Exchange, Inc.	FTSE	Financial Times Stock Exchange

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	EAFE	Europe, Australasia, and Far East Stock Index	KOSPI	Korea Composite Stock Price Index

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International

SEMIANNUAL REPORT	JUNE 30, 2014	39

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT31SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Multi-Asset Managed Allocation Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio or an Acquired Fund invests in emerging market debt, both may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Multi-Asset Managed Allocation Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Mutual Funds	47.7%
U.S. Treasury Obligations	21.8%
Exchange-Traded Funds	9.8%
Short-Term Instruments‡	8.7%
Sovereign Issues	5.8%
Other	6.2%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (04/15/2009)
PIMCO Global Multi-Asset Managed Allocation Portfolio Administrative Class	6.07%	6.37%	5.69%	6.50%
MSCI World Index±	6.18%	24.05%	14.99%	16.95%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	5.34%	15.93%	11.14%	12.30%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.63% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,060.70	$1,021.62
Expenses Paid During Period†	$3.27	$3.21
Net Annualized Expense Ratio††	0.64%	0.64%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Managed Allocation Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»

Tail-risk hedges, in the form of put options on U.S. equities which seek to limit portfolio losses amid large market declines, detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

»	Holdings of developed market equities benefited performance as the MSCI World Index posted positive returns during the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted positive performance during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) exposure to the U.S. and Australia benefited performance as sovereign yields in both countries fell during the reporting period.

»	Exposure to real estate investment trusts (“REITs”) benefited performance as REITs generally posted positive returns over the reporting period.

»	Holdings of inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS generally posted positive returns during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Managed Allocation Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	04/15/2009-12/31/2009

Administrative Class
Net asset value beginning of year or period	$11.33		$12.71	$12.15	$12.71	$11.80	$10.00
Net investment income (a)	0.12		0.29	0.29	0.38	0.68	0.21
Net realized/unrealized gain (loss)	0.57		(1.28)	0.77	(0.59)	0.64	1.72
Total income (loss) from investment operations	0.69		(0.99)	1.06	(0.21)	1.32	1.93
Dividends from net investment income	(0.08)		(0.29)	(0.45)	(0.24)	(0.38)	(0.09)
Distributions from net realized capital gains	0.00		0.00	(0.05)	(0.11)	(0.03)	(0.04)
Tax basis return of capital	0.00		(0.10)	0.00	0.00	0.00	0.00
Total distributions	(0.08)		(0.39)	(0.50)	(0.35)	(0.41)	(0.13)
Net asset value end of year or period	$11.94		$11.33	$12.71	$12.15	$12.71	$11.80
Total return	6.07%		(7.87)%	8.87%	(1.73)%	11.35%	19.25%
Net assets end of year or period (000s)	$276,371		$304,038	$367,447	$317,925	$166,517	$11,715
Ratio of expenses to average net assets	0.64	%*	0.68%	0.67%	0.68%	0.68%	0.86	%*
Ratio of expenses to average net assets excluding waivers	1.13	%*	1.14%	1.17%	1.14%	1.12%	1.64	%*
Ratio of expenses to average net assets excluding interest expense	0.63	%*	0.67%	0.67%	0.68%	0.68%	0.86	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.12	%*	1.13%	1.17%	1.14%	1.12%	1.64	%*
Ratio of net investment income to average net assets	2.19	%*	2.41%	2.30%	2.96%	5.57%	2.56	%*
Portfolio turnover rate	189	%**	116%**	133%**	38%**	71%**	136%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Managed Allocation Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$707,100
Investments in Affiliates	834,784
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,801
Over the counter	18,958
Cash	78
Deposits with counterparty	121
Foreign currency, at value	9,332
Receivable for investments sold	605,147
Receivable for investments sold on a delayed-delivery basis	2,337
Receivable for Portfolio shares sold	20
Interest and dividends receivable	4,840
Dividends receivable from Affiliates	2,493
Reimbursement receivable from PIMCO	14
Other assets	87
2,192,112

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,284
Payable for sale-buyback transactions	377,034
Payable for short sales	186,218
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,265
Over the counter	14,979
Payable for investments purchased	301,842
Payable for investments in Affiliates purchased	2,329
Deposits from counterparty	13,200
Payable for Portfolio shares redeemed	1,353
Accrued investment advisory fees	562
Accrued supervisory and administrative fees	56
Accrued distribution fees	203
Accrued servicing fees	32
905,357

Net Assets	$1,286,755

Net Assets Consist of:
Paid in capital	$1,346,078
(Overdistributed) net investment income	(31,546)
Accumulated net realized (loss)	(66,462)
Net unrealized appreciation	38,685
$1,286,755

Net Assets:
Institutional Class	$1,835
Administrative Class	276,371
Advisor Class	1,008,549

Shares Issued and Outstanding:
Institutional Class	154
Administrative Class	23,149
Advisor Class	84,150

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.94
Administrative Class	11.94
Advisor Class	11.99

Cost of Investments in Securities	$695,431
Cost of Investments in Affiliates	$794,310
Cost of Foreign Currency Held	$9,300
Proceeds Received on Short Sales	$185,669
Cost or Premiums of Financial Derivative Instruments, net	$14,259

* Includes repurchase agreements of:	$6,477

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Managed Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$4,386
Dividends	2,178
Dividends from Investments in Affiliates	12,286
Miscellaneous income	1
Total Income	18,851

Expenses:
Investment advisory fees	6,077
Supervisory and administrative fees	370
Servicing fees - Administrative Class	209
Distribution and/or servicing fees - Advisor Class	1,314
Trustee fees	5
Interest expense	95
Total Expenses	8,070
Waiver and/or Reimbursement by PIMCO	(3,272)
Net Expenses	4,798

Net Investment Income	14,053

Net Realized Gain (Loss):
Investments in securities	(37,156)
Investments in Affiliates	8,692
Exchange-traded or centrally cleared financial derivative instruments	16,342
Over the counter financial derivative instruments	4,147
Foreign currency	(417)
Net Realized (Loss)	(8,392)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	55,716
Investments in Affiliates	24,393
Exchange-traded or centrally cleared financial derivative instruments	(4,943)
Over the counter financial derivative instruments	(5,706)
Foreign currency assets and liabilities	(174)
Net Change in Unrealized Appreciation	69,286
Net Gain	60,894

Net Increase in Net Assets Resulting from Operations	$74,947

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Managed Allocation Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$14,053	$39,509
Net realized (loss)	(8,392)	(123,356)
Net change in unrealized appreciation (depreciation)	69,286	(60,876)
Net increase (decrease) resulting from operations	74,947	(144,723)

Distributions to Shareholders:
From net investment income
Institutional Class	(13)	(44)
Administrative Class	(1,809)	(8,238)
Advisor Class	(6,178)	(31,226)
Tax basis return of capital
Institutional Class	0	(13)
Administrative Class	0	(2,911)
Advisor Class	0	(11,567)

Total Distributions	(8,000)	(53,999)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(254,597)	(218,287)

Total (Decrease) in Net Assets	(187,650)	(417,009)

Net Assets:
Beginning of period	1,474,405	1,891,414
End of period*	$1,286,755	$1,474,405

* Including (overdistributed) net investment income of:	$(31,546)	$(37,599)

**	See Note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 54.9%

CORPORATE BONDS & NOTES 3.6%

BANKING & FINANCE 3.1%
Ally Financial, Inc.
2.750% due 01/30/2017		$4,400	$4,460
4.625% due 06/26/2015		1,100	1,137
5.500% due 02/15/2017		1,600	1,737
6.750% due 12/01/2014		100	102
8.300% due 02/12/2015		200	209
Bankia S.A.
0.532% due 01/25/2016	EUR	200	271
3.500% due 01/17/2019		2,700	3,932
4.375% due 02/14/2017		300	441
Barclays Bank PLC
7.625% due 11/21/2022		$3,500	3,990
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,400	3,968
Credit Suisse
6.500% due 08/08/2023		$3,400	3,782
International Lease Finance Corp.
5.750% due 05/15/2016		675	724
8.625% due 09/15/2015		1,600	1,736
8.750% due 03/15/2017		6,100	7,103
KBC Bank NV
8.000% due 01/25/2023		3,400	3,888
SLM Corp.
6.250% due 01/25/2016		1,600	1,706
Springleaf Finance Corp.
5.400% due 12/01/2015		200	211

			39,397

INDUSTRIALS 0.5%
DISH DBS Corp.
7.125% due 02/01/2016		1,900	2,059
7.750% due 05/31/2015		200	212
MGM Resorts International
6.625% due 07/15/2015		300	316
7.500% due 06/01/2016		900	995
7.625% due 01/15/2017		700	793
10.000% due 11/01/2016		100	119
New York Times Co.
5.000% due 03/15/2015		2,000	2,050
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		300	406

			6,950

Total Corporate Bonds & Notes (Cost $45,127)			46,347

U.S. TREASURY OBLIGATIONS 26.1%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (i)		52	47
2.125% due 02/15/2040		4,497	5,713
2.125% due 02/15/2041 (h)(i)(k)		8,010	10,255
2.375% due 01/15/2025 (i)		252	304
U.S. Treasury Notes
0.109% due 04/30/2016 †		2,000	2,001
0.250% due 08/31/2014		287	287
0.250% due 09/15/2014		400	400
0.250% due 10/31/2014 †		1,500	1,501
0.250% due 11/30/2014 (i)†		200	200
0.250% due 01/15/2015 (i)†		2,300	2,302
0.250% due 01/31/2015 †		100	100
0.375% due 11/15/2014 †		100	100
0.500% due 10/15/2014		1,200	1,202
0.625% due 07/15/2014		1,500	1,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 04/30/2019 (h)(i)(k)		$30,200	$30,253
2.250% due 04/30/2021 (h)(f)(i)(k)		274,800	277,441
2.750% due 02/15/2024 (f)		2,400	2,453

Total U.S. Treasury Obligations (Cost $336,463)			336,059

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Assets Trust
0.342% due 09/25/2046		1,735	1,275
Residential Accredit Loans, Inc. Trust
0.332% due 06/25/2046		383	178
Structured Adjustable Rate Mortgage Loan Trust
5.052% due 01/25/2036 ^		1,521	1,179

Total Mortgage-Backed Securities (Cost $2,368)			2,632

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.302% due 07/25/2036		1,359	1,193

Total Asset-Backed Securities (Cost $1,069)			1,193

SOVEREIGN ISSUES 7.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	21,817	9,047
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	15,053	2,789
Slovenia Government International Bond
5.250% due 02/18/2024		$1,800	1,944
5.850% due 05/10/2023		2,400	2,706
Spain Government International Bond
3.800% due 04/30/2024 (f)	EUR	27,700	41,596
4.400% due 10/31/2023		11,400	17,945
5.400% due 01/31/2023		7,900	13,298

Total Sovereign Issues (Cost $85,463)			89,325

		SHARES
COMMON STOCKS 0.9%

CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		12,011	97

FINANCIALS 0.9%
Barclays PLC		798,100	2,907
BNP Paribas S.A.		45,954	3,118
Intesa Sanpaolo SpA		953,390	2,945
Societe Generale S.A.		54,798	2,870

			11,840

Total Common Stocks (Cost $13,101)			11,937

EXCHANGE-TRADED FUNDS 8.3%
iShares China Large Cap Index ETF		348,000	12,890
iShares MSCI EAFE ETF		328,537	22,462
iShares MSCI Emerging Markets ETF		258,892	11,192
Vanguard FTSE Emerging Markets ETF		1,409,267	60,782

Total Exchange-Traded Funds (Cost $103,130)			107,326

		SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 2.6%

FINANCIALS 2.6%
Apartment Investment & Management Co. ‘A’ (h)		208,586	$6,731
Equity Residential (h)		106,859	6,732
Essex Property Trust, Inc. (h)		37,084	6,857
Home Properties, Inc. (h)		102,777	6,574
Post Properties, Inc. (h)		130,163	6,959

Total Real Estate Investment Trusts (Cost $30,068)			33,853

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.1%

REPURCHASE AGREEMENTS (e) 0.5%
			6,477

SHORT-TERM NOTES 2.3%
Fannie Mae
0.065% due 10/02/2014 †		$2,000	2,000
0.120% due 09/24/2014 †		200	200
Federal Home Loan Bank
0.056% due 07/30/2014		210	210
0.077% due 10/17/2014 †		300	300
0.078% due 10/08/2014 †		1,300	1,300
0.090% due 07/18/2014		4,700	4,700
0.097% due 09/19/2014 †		700	700
0.100% due 07/30/2014 †		5,200	5,199
0.120% due 03/06/2015 †		700	699
Freddie Mac
0.055% due 09/02/2014 †		600	600
0.060% due 09/11/2014 †		200	200
0.065% due 09/10/2014 †		5,800	5,800
0.075% due 10/24/2014 †		2,200	2,200
0.080% due 11/21/2014		800	800
0.090% due 01/08/2015		1,000	999
0.100% due 10/24/2014 †		300	300
0.130% due 06/09/2015 †		3,200	3,196

			29,403

GREECE TREASURY BILLS 1.3%
2.736% due 11/07/2014	EUR	12,500	17,030

U.S. TREASURY BILLS 2.0%
0.043% due 07/03/2014 - 12/26/2014 (b)(f)(i)(k)†		$25,520	25,518

Total Short-Term Instruments (Cost $78,642)			78,428

Total Investments in Securities (Cost $695,431)			707,100

		SHARES
INVESTMENTS IN AFFILIATES 64.9%

MUTUAL FUNDS (d) 57.2%
PIMCO Emerging Markets Corporate Bond Fund		2,344,067	27,496
PIMCO EqS® Dividend Fund		7,345,761	94,099
PIMCO EqS® Emerging Markets Fund		2,177,449	19,706
PIMCO EqS® Long/Short Fund		1,204,894	14,362
PIMCO Income Fund		16,779,728	213,270

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
PIMCO Investment Grade Corporate Bond Fund	3,191,656	$34,183
PIMCO Mortgage Opportunities Fund	3,581,623	39,864
PIMCO StocksPLUS® Fund	11,713,863	122,878
PIMCO Total Return Fund	1,880,946	20,634
PIMCO TRENDS Managed Futures Strategy Fund	6,278,270	67,617
PIMCO Unconstrained Bond Fund	7,186,024	81,274

Total Mutual Funds (Cost $696,336)		735,383

EXCHANGE-TRADED FUNDS 3.4%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	138,000	14,748
PIMCO Diversified Income Exchange-Traded Fund	285,800	14,827
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	284,100	14,484

Total Exchange-Traded Funds (Cost $42,635)		44,059

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio	1,394	$14
PIMCO Short-Term Floating NAV Portfolio III	5,537,220	55,328

Total Short-Term Instruments (Cost $55,339)		55,342

Total Investments in Affiliates (Cost $794,310)		834,784

Total Investments 119.8% (Cost $1,489,741)		$1,541,884

Financial Derivative Instruments (g)(j) 0.4% (Cost or Premiums, net $14,259)		5,515

Other Assets and Liabilities, net (20.2%)		(260,644)

Net Assets 100.0%		$1,286,755

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$4,300	U.S. Treasury Notes 1.625% due 06/30/2019	$(4,387)	$4,300	$4,300
MSC	0.150% †	06/30/2014	07/01/2014	600	U.S. Treasury Bonds 3.125% due 02/15/2042	(613)	600	600
SSB	0.000%	06/30/2014	07/01/2014	677	Freddie Mac 2.000% due 01/30/2023	(693)	677	677
TDM	0.140%	06/30/2014	07/01/2014	900	U.S. Treasury Bonds 4.625% due 02/15/2040	(938)	900	900

Total Repurchase Agreements						$(6,631)	$6,477	$6,477

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RDR	0.110%	04/23/2014	07/11/2014	$(2,284)	$(2,284)

Total Reverse Repurchase Agreements					$(2,284)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.050%	07/01/2014	07/09/2014	$	(2,478)	$(2,480)
	0.140%	07/01/2014	07/16/2014		(23,114)	(23,135)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
	0.200%	06/24/2014	07/01/2014	$	(44,340)	$(44,342)
BPG	0.140%	07/01/2014	07/10/2014		(88,808)	(88,856)
BPS	0.280%	06/12/2014	09/10/2014	EUR	(15,502)	(21,370)
FOB	0.200%	06/24/2014	07/01/2014	$	(86,968)	(86,971)
GSC	0.170%	06/20/2014	07/07/2014		(105,013)	(105,057)
TDM	0.110%	04/24/2014	07/24/2014		(4,819)	(4,823)

Total Sale-Buyback Transactions						$(377,034)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $188,413 at a weighted average interest rate of 0.114%.
(3)	Payable for sale-buyback transactions includes $247 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$77,000	$(81,242)	$(81,424)
DEU	Fannie Mae	4.000%	08/01/2044	12,000	(12,684)	(12,690)
FOB	Fannie Mae	4.000%	07/01/2044	33,000	(34,640)	(35,001)
	Fannie Mae	4.000%	08/01/2044	44,000	(46,524)	(46,528)
MSC	Fannie Mae	4.000%	08/01/2044	10,000	(10,579)	(10,575)

Total Short Sales					$(185,669)	$(186,218)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $380,548 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO Global Multi-Asset Managed Allocation Portfolio
Global/Master Repurchase Agreement
BOS	$4,300	$0	$0	$0	$4,300	$(4,387)	$(87)
RDR	0	(2,284)	0	0	(2,284)	2,313	29
SSB	677	0	0	0	677	(693)	(16)
TDM	900	0	0	0	900	(938)	(38)

Master Securities Forward Transaction Agreement
BCY	0	0	(69,957)	0	(69,957)	69,895	(62)
BOA	0	0	0	(81,424)	(81,424)	0	(81,424)
BPG	0	0	(88,856)	0	(88,856)	88,442	(414)
BPS	0	0	(21,370)	0	(21,370)	21,023	(347)
DEU	0	0	0	(12,690)	(12,690)	0	(12,690)
FOB	0	0	(86,971)	(81,529)	(168,500)	88,562	(79,938)
GSC	0	0	(105,057)	0	(105,057)	104,911	(146)
MSC	0	0	0	(10,575)	(10,575)	0	(10,575)
TDM	0	0	(4,823)	0	(4,823)	4,862	39

PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
MSC	600	0	0	0	600	(613)	(13)

Total Borrowings and Other Financing Transactions	$6,477	$(2,284)	$(377,034)	$(186,218)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - COMEX Gold 100 oz. October Futures †	$1,300.000	09/25/2014	47	$80	$213

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2014	746	$5	$12

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	5,824	$1,544	$664
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	18,983	3,228	628
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	5,675	1,220	408

				$5,992	$1,700

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	192	$922	$1,237
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	642	4,649	729
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	202	1,249	494
Put - CBOE S&P 500 Index	1,900.000	06/19/2015	21	248	207
Put - OSE Nikkei 225 Index	12,500.000	06/12/2015	135	437	344
Call - OSE Nikkei 225 Index	14,500.000	06/12/2015	27	360	347

				$7,865	$3,358

Total Purchased Options				$13,942	$5,283

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. October Futures †	$1,200.000	09/25/2014	47	$(82)	$(18)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	5,824	$(879)	$(373)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	07/19/2014	9,100	(241)	(132)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	18,983	(1,655)	(285)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	5,675	(556)	(165)

				$(3,331)	$(955)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	08/16/2014	333	$(299)	$(223)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	192	(902)	(536)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	642	(2,294)	(290)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	202	(585)	(188)
Put - CBOE S&P 500 Index	1,625.000	06/19/2015	102	(434)	(347)
Call - CBOE S&P 500 Index	1,900.000	06/19/2015	21	(237)	(274)
Put - EUREX Euro Stoxx 50 Index	3,175.000	09/19/2014	862	(606)	(770)
Put - OSE Nikkei 225 Index	14,250.000	08/08/2014	276	(560)	(178)
Put - OSE Nikkei 225 Index	14,500.000	06/12/2015	27	(252)	(220)

				$(6,169)	$(3,026)

Total Written Options				$(9,582)	$(3,999)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude August Futures †	Long	07/2014	67	$(131)	$0	$(63)
Brent Crude September Futures †	Short	08/2014	67	119	52	0
CAC 40 Index July Futures	Long	07/2014	421	(596)	0	(101)
DAX Index September Futures	Long	09/2014	79	(239)	149	0
E-mini S&P 500 Index September Futures	Long	09/2014	1,429	1,253	29	0
Euro STOXX 50 September Futures	Long	09/2014	1,751	(1,218)	169	(96)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	24	(48)	26	(3)
FTSE 100 Index September Futures	Long	09/2014	304	(146)	185	(23)
FTSE China A50 Index July Futures	Long	07/2014	3,309	124	132	0
Nikkei 225 Index September Futures	Short	09/2014	9	4	9	(2)
S&P CNX Nifty Index July Futures	Long	07/2014	891	42	156	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	733	(92)	51	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	746	516	58	0
WTI Crude December Futures †	Long	11/2015	177	132	4	0
WTI Crude September Futures †	Short	08/2014	177	38	55	0

Total Futures Contracts				$(242)	$1,075	$(288)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 67,000	$1,716	$340	$0	$(97)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	38,700	$2,098	$288	$24	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		78,100	3,027	2,099	46	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		72,200	(3,284)	(1,563)	0	(422)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020	$	13,500	377	237	13	0
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		72,700	2,626	2,081	130	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		6,900	(272)	(526)	0	(41)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		39,200	396	(1,598)	0	(226)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		26,100	(2,332)	(1,035)	0	(162)
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	28,000	332	260	38	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		26,500	578	478	36	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		28,500	890	743	46	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	23,600	(4,081)	(2,590)	0	(15)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042	GBP	800	54	(9)	7	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		10,230	(811)	(219)	103	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,080,000	(5,322)	(1,963)	0	(12)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		6,340,000	(2,062)	(624)	0	(3)

						$(7,786)	$(3,941)	$443	$(881)

Total Swap Agreements						$(6,070)	$(3,601)	$443	$(978)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $55,287 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

(i)	Securities with an aggregate market value of $31,578 and cash of $121 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO Global Multi-Asset Managed Allocation Portfolio (4)	$5,070	$964	$443	$6,477	$(3,981)	$(225)	$(978)	$(5,184)
PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary) (4)	213	111	0	324	(18)	(63)	0	(81)

Total Exchange-Traded or Centrally Cleared	$5,283	$1,075	$443	$6,801	$(3,999)	$(288)	$(978)	$(5,265)

(4)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrange

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		AUD	1,868	$		1,754	$0	$(7)
	07/2014		BRL	22,970			10,429	33	0
	07/2014		GBP	600			1,010	0	(17)
	07/2014		HUF	3,133,053		EUR	10,088	0	(22)
	07/2014		INR	122,642	$		1,973	0	(61)
	07/2014		JPY	214,145			2,100	0	(14)
	07/2014		NZD	7,783			6,620	0	(194)
	07/2014		TWD	566,698			18,630	0	(357)
	07/2014	$		702		AUD	750	5	0
	07/2014			10,252		BRL	22,970	145	0
	07/2014			700		CAD	763	15	0
	07/2014			1,700		NOK	10,231	0	(33)
	07/2014			522		NZD	600	2	0
	08/2014		CLP	1,719,438	$		3,064	0	(29)
	08/2014		EUR	8,796			11,914	0	(132)
	08/2014	$		7,359		BRL	16,610	88	0
	10/2014		COP	7,693,075	$		3,922	0	(141)
	10/2014		ZAR	33,977			3,123	0	(16)
	01/2015		BRL	17,316			7,359	0	(89)

BPS	07/2014		EUR	5,102		PLN	21,582	106	0
	07/2014			1,500	$		2,032	0	(22)
	07/2014		JPY	142,761			1,400	0	(9)
	07/2014	$		692		AUD	750	16	0
	07/2014			10,459		HKD	81,079	0	(1)
	07/2014			1,700		NOK	10,223	0	(34)
	07/2014			508		NZD	600	17	0
	08/2014			2,615		AUD	2,782	2	0
	09/2014		SGD	5,223	$		4,180	0	(9)
	10/2014		MXN	170,389			12,953	0	(81)

BRC	07/2014		EUR	750			1,021	0	(6)
	07/2014		GBP	1,800			3,065	0	(15)
	07/2014		HUF	206,612			923	11	0
	07/2014		JPY	142,761			1,400	0	(9)
	07/2014		KRW	11,373,986			10,465	0	(768)
	07/2014	$		350		CAD	381	7	0
	07/2014			5,367		INR	330,285	111	0
	07/2014			13,363		JPY	1,358,551	47	0
	07/2014			2,090		MXN	27,159	0	0
	07/2014			6,603		MYR	21,691	150	0
	07/2014			1,700		NOK	10,331	1	(18)
	07/2014			268		PHP	12,107	10	0
	07/2014			2,080		TWD	62,442	12	0
	08/2014		CHF	2,678	$		3,022	1	0
	08/2014		DKK	7,272			1,358	22	0
	08/2014		EUR	57,027			77,881	0	(221)
	08/2014	$		25,513		CHF	22,424	0	(218)
	08/2014			10		IDR	116,860	0	0
	08/2014			8,309		SEK	54,007	0	(230)
	09/2014		GBP	1,983	$		3,364	0	(28)
	09/2014	$		63,728		GBP	37,952	1,186	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	07/2014		AUD	6,836	$		6,413	$0	$(33)
	07/2014		EUR	1,500			2,032	0	(22)
	07/2014		PHP	97,284			2,156	0	(74)
	07/2014	$		1,244		AUD	1,334	13	0
	07/2014			350		CAD	375	2	0
	07/2014			11,690		INR	720,572	261	0
	07/2014			17,428		JPY	1,773,504	78	0
	08/2014			1,030		CHF	921	9	0
	08/2014			10,674		EUR	7,827	45	0
	09/2014			1,971		SGD	2,470	10	0
	10/2014			2,584		COP	4,930,272	20	0

DUB	07/2014		GBP	600	$		1,010	0	(17)
	07/2014	$		2,111		AUD	2,250	9	0
	07/2014			500		BRL	1,124	7	0
	07/2014			198		IDR	2,343,637	0	(1)
	07/2014			1,241		INR	74,503	0	(5)
	07/2014			850		NOK	5,226	1	0
	08/2014		IDR	9,185,636	$		800	30	0
	08/2014		NOK	44,855			7,561	259	0
	08/2014	$		38,780		EUR	28,409	128	0
	08/2014			1,717		JPY	175,000	11	0
	09/2014		GBP	1,736	$		2,911	0	(58)
	09/2014		PEN	4,907			1,738	0	0
	09/2014	$		127		IDR	1,514,553	0	0
	09/2015			1,547		CNY	9,400	0	(40)

FBF	07/2014		BRL	407	$		185	1	0
	07/2014		EUR	750			1,023	0	(4)
	07/2014		IDR	9,230,092			806	29	0
	07/2014		THB	278,175			8,546	0	(17)
	07/2014	$		691		AUD	750	16	0
	07/2014			182		BRL	407	2	0
	07/2014			858		INR	52,450	12	0
	08/2014			14,258		BRL	32,613	364	0
	01/2015		BRL	33,990	$		14,258	0	(362)

GLM	07/2014		EUR	3,130		PLN	12,958	0	(27)
	07/2014		HUF	1,249,725		EUR	4,017	0	(18)
	07/2014			891,219	$		4,020	84	0
	07/2014		JPY	1,352,154			13,308	0	(39)
	07/2014	$		500		BRL	1,143	16	0
	07/2014			350		CAD	381	7	0
	07/2014			4,960		MXN	64,577	13	(2)
	07/2014			2,071		NZD	2,400	27	0
	08/2014		CHF	934	$		1,046	0	(8)
	08/2014		JPY	293,100			2,892	0	(2)
	08/2014		MXN	71,588			5,435	0	(63)
	08/2014	$		29,555		EUR	21,776	269	0
	08/2014			5,223		NOK	32,054	0	(5)
	10/2014			1,332		MXN	17,504	7	0

HUS	07/2014		EUR	8,976		PLN	37,868	155	0
	07/2014		INR	351,876	$		5,849	13	0
	07/2014	$		3,153		NZD	3,624	20	0
	08/2014		NZD	3,624	$		3,143	0	(20)
	08/2014	$		5,709		RUB	199,057	97	0

JPM	07/2014		BRL	58,458	$		26,115	0	(343)
	07/2014		CNY	11,620			1,876	0	(5)
	07/2014		CZK	32,190			1,623	17	0
	07/2014		EUR	17,970		HUF	5,457,392	0	(507)
	07/2014			1,500	$		2,044	0	(10)
	07/2014		GBP	1,200			2,027	0	(26)
	07/2014		HUF	919,555		EUR	3,010	61	0
	07/2014		INR	126,142	$		2,090	0	(2)
	07/2014		JPY	4,326,003			42,591	0	(112)
	07/2014		KRW	2,059,315			1,968	0	(66)
	07/2014		MXN	54,128			4,160	0	(6)
	07/2014		MYR	3,352			1,040	0	(4)
	07/2014		PLN	51,184		EUR	12,315	41	0
	07/2014			28,229	$		9,271	0	(8)
	07/2014		TRY	8,934			4,170	0	(34)
	07/2014		TWD	732,852			24,387	0	(167)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	07/2014	$		1,407		AUD	1,500	$5	$0
	07/2014			28,041		BRL	61,820	13	(84)
	07/2014			1,050		CAD	1,139	17	0
	07/2014			4,020		HUF	890,561	0	(87)
	07/2014			18,930		INR	1,140,993	135	(140)
	07/2014			22,896		JPY	2,331,955	123	0
	07/2014			5,763		KRW	5,910,283	74	0
	07/2014			400		MXN	5,208	1	0
	07/2014			1,040		MYR	3,349	3	0
	07/2014			850		NOK	5,096	0	(19)
	07/2014			508		NZD	600	17	0
	07/2014			4,170		TRY	8,951	42	0
	07/2014			27,171		TWD	817,033	203	0
	07/2014			2,090		ZAR	22,347	2	0
	07/2014		ZAR	22,192	$		2,090	12	0
	08/2014		BRL	22,977			9,577	0	(726)
	08/2014		RUB	384,900			11,065	0	(161)
	08/2014		TRY	20,185			9,281	0	(160)
	08/2014	$		25,877		BRL	58,458	333	0
	08/2014			41,200		JPY	4,183,310	104	0
	09/2014			4,180		SGD	5,226	11	0
	10/2014			8,640		ZAR	91,040	0	(229)
	10/2014		ZAR	165,194	$		15,054	0	(208)

MSC	07/2014		GBP	600			1,007	0	(20)
	07/2014		HKD	76,086			9,816	2	0
	07/2014	$		1,409		AUD	1,500	3	0
	07/2014			1,500		BRL	3,381	23	0
	07/2014			1,600		MXN	20,802	4	(2)
	07/2014			3,484		MYR	11,490	93	0
	07/2014			1,549		NZD	1,800	25	0
	08/2014		BRL	65,113	$		26,971	0	(2,223)

RBC	07/2014	$		400		MXN	5,223	2	0
	07/2014			6,137		TRY	12,945	0	(46)
	09/2014			28,733		CAD	31,236	484	0
	09/2014			24,697		MXN	321,185	0	(79)

SCX	07/2014		HKD	220,784	$		28,445	0	(34)
	07/2014		MYR	50,004			15,028	0	(540)

SOG	07/2014		AUD	18,698			17,628	0	(3)
	07/2014	$		24,072		AUD	26,068	509	0
	07/2014			2,065		INR	123,962	0	(9)
	07/2014			3,602		NZD	4,159	39	0
	08/2014			17,585		AUD	18,698	3	0

UAG	07/2014		BRL	58,060	$		26,186	51	(142)
	07/2014		IDR	16,541,841			1,425	33	0
	07/2014		INR	1,265,170			20,185	0	(800)
	07/2014		MXN	27,192			2,090	0	(3)
	07/2014	$		25,791		BRL	58,060	487	0
	07/2014			936		HKD	7,258	0	0
	07/2014			13,467		INR	828,901	287	(5)
	07/2014			1,204		KRW	1,280,574	61	0
	07/2014			6,118		THB	199,812	33	0
	08/2014			10,165		BRL	22,979	137	0
	08/2014			3,010		CHF	2,676	9	0
	08/2014			136		IDR	1,612,066	0	0

Total Forward Foreign Currency Contracts								$7,501	$(10,608)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$ 600	$38	$1

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	78,100	$1,353	$892

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		23,800	1,032	183

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		6,000	99	94

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		32,800	8	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	9,500	142	14
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		32,400	451	57

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$	53,400	2,114	1,419

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		38,700	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		98,800	2,084	1,128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		42,550	1,811	1,131

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.560%	07/07/2014		20,000	40	19
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		72,300	1,164	1,132

								$10,303	$6,069

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus USD	$	0.925	07/07/2014	AUD	1,500	$4	$0
	Call - OTC GBP versus USD		1.699	07/10/2014	GBP	1,200	4	17
	Put - OTC NZD versus USD		0.859	07/21/2014	NZD	1,200	3	2
	Put - OTC USD versus JPY	JPY	100.940	07/11/2014	$	1,400	3	3
	Put - OTC USD versus JPY		101.100	07/18/2014		1,400	3	5
	Call - OTC USD versus NOK	NOK	6.099	07/02/2014		1,700	6	11
	Call - OTC USD versus NOK		6.102	07/16/2014		1,700	5	15

BPS	Put - OTC EUR versus USD	$	1.000	05/22/2015	EUR	25,000	787	4

BRC	Put - OTC AUD versus USD		0.872	12/23/2014	AUD	68,622	324	280
	Call - OTC EUR versus USD		1.373	07/22/2014	EUR	1,500	4	6
	Call - OTC GBP versus USD		1.718	07/17/2014	GBP	1,200	4	4
	Call - OTC GBP versus USD		1.716	07/24/2014		1,200	4	7
	Call - OTC USD versus CAD	CAD	1.097	07/15/2014	$	700	1	0
	Put - OTC USD versus JPY	JPY	101.500	07/03/2014		1,400	3	5
	Put - OTC USD versus JPY		100.378	07/25/2014		1,400	3	3
	Call - OTC USD versus NOK	NOK	6.226	07/23/2014		1,700	5	3

CBK	Call - OTC EUR versus USD	$	1.368	07/08/2014	EUR	1,500	5	7
	Call - OTC EUR versus USD		1.368	07/15/2014		1,500	4	9

DUB	Put - OTC EUR versus USD		1.000	05/22/2015		22,700	1,124	4

GLM	Call - OTC USD versus BRL	BRL	2.333	07/03/2014	$	1,000	4	0
	Call - OTC USD versus MXN	MXN	13.090	07/03/2014		800	2	0
	Call - OTC USD versus MXN		13.184	07/10/2014		800	2	0

JPM	Put - OTC AUD versus USD	$	0.927	07/14/2014	AUD	1,500	4	1
	Call - OTC EUR versus USD		1.380	07/01/2014	EUR	1,500	4	0
	Put - OTC NZD versus USD		0.836	07/07/2014	NZD	1,200	3	0
	Call - OTC USD versus BRL	BRL	2.287	07/10/2014	$	1,000	4	0
	Call - OTC USD versus CAD	CAD	1.104	07/02/2014		700	2	0
	Call - OTC USD versus CAD		1.099	07/09/2014		700	1	0
	Call - OTC USD versus CAD		1.082	07/23/2014		700	1	1
	Call - OTC USD versus MXN	MXN	13.190	07/17/2014		800	3	1
	Call - OTC USD versus NOK	NOK	6.072	07/09/2014		1,700	4	19

MSB	Put - OTC AUD versus USD	$	0.930	07/21/2014	AUD	1,500	4	3
	Put - OTC AUD versus USD		0.927	07/28/2014		1,500	4	4
	Call - OTC GBP versus USD		1.694	07/03/2014	GBP	1,200	4	22
	Put - OTC NZD versus USD		0.855	07/14/2014	NZD	1,200	3	1
	Put - OTC NZD versus USD		0.861	07/28/2014		1,200	3	3
	Call - OTC USD versus BRL	BRL	2.291	07/17/2014	$	1,000	4	1
	Call - OTC USD versus BRL		2.266	07/24/2014		1,000	4	4
	Call - OTC USD versus MXN	MXN	13.230	07/24/2014		800	2	1

UAG	Call - OTC USD versus INR	INR	60.340	07/02/2014		200	1	0
	Call - OTC USD versus INR		60.250	07/08/2014		200	1	1
	Call - OTC USD versus INR		61.750	07/15/2014		200	1	0
	Call - OTC USD versus INR		61.350	07/22/2014		200	1	0

							$2,362	$447

Total Purchased Options							$12,703	$6,517

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$160.000	11/10/2015	$	600	$(38)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	90,900	$(1,138)	$(192)

GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	19,000	(143)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		64,800	(451)	(36)

								$(1,732)	$(236)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	4,300	$(15)	$(2)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	09/17/2014		9,300	(24)	(11)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,000	(7)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		1,100	(3)	(1)

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,200	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,600	(5)	(1)

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		5,800	(18)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,800	(7)	(1)

							$(86)	$(23)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.946	07/07/2014	AUD	1,500	$(3)	$(3)
	Put - OTC GBP versus USD		1.668	07/10/2014	GBP	1,200	(4)	0
	Call - OTC NZD versus USD		0.880	07/21/2014	NZD	1,200	(3)	(4)
	Call - OTC USD versus JPY	JPY	103.140	07/11/2014	$	1,400	(3)	0
	Call - OTC USD versus JPY		103.060	07/18/2014		1,400	(3)	(1)
	Put - OTC USD versus NOK	NOK	5.923	07/02/2014		1,700	(5)	0
	Put - OTC USD versus NOK		5.967	07/16/2014		1,700	(4)	0

BRC	Call - OTC AUD versus USD		$0.965	12/23/2014	AUD	68,622	(324)	(374)
	Put - OTC EUR versus USD		1.349	07/22/2014	EUR	1,500	(4)	(1)
	Put - OTC GBP versus USD		1.689	07/17/2014	GBP	1,200	(4)	(1)
	Put - OTC GBP versus USD		1.685	07/24/2014		1,200	(4)	(1)
	Put - OTC USD versus CAD	CAD	1.079	07/15/2014	$	700	(1)	(8)
	Call - OTC USD versus JPY	JPY	103.570	07/03/2014		1,400	(3)	0
	Call - OTC USD versus JPY		102.384	07/25/2014		1,400	(3)	(2)
	Put - OTC USD versus NOK	NOK	6.078	07/23/2014		1,700	(4)	(4)

CBK	Put - OTC EUR versus USD		$1.340	07/08/2014	EUR	1,500	(5)	0
	Put - OTC EUR versus USD		1.341	07/15/2014		1,500	(5)	0

GLM	Put - OTC USD versus BRL	BRL	2.247	07/03/2014	$	1,000	(3)	(15)
	Put - OTC USD versus JPY	JPY	100.000	08/14/2014		13,100	(88)	(43)
	Put - OTC USD versus MXN	MXN	12.768	07/03/2014		800	(2)	0
	Put - OTC USD versus MXN		12.864	07/10/2014		800	(2)	(1)

JPM	Call - OTC AUD versus USD		$0.948	07/14/2014	AUD	1,500	(3)	(3)
	Put - OTC EUR versus USD		1.346	07/01/2014	EUR	1,500	(5)	0
	Call - OTC NZD versus USD		0.857	07/07/2014	NZD	1,200	(3)	(21)
	Put - OTC USD versus BRL	BRL	2.215	07/10/2014	$	1,000	(3)	(5)
	Put - OTC USD versus CAD	CAD	1.082	07/02/2014		700	(1)	(10)
	Put - OTC USD versus CAD		1.079	07/09/2014		700	(1)	(8)
	Put - OTC USD versus CAD		1.065	07/23/2014		700	(1)	(2)
	Put - OTC USD versus MXN	MXN	12.880	07/17/2014		800	(2)	(1)
	Put - OTC USD versus NOK	NOK	5.927	07/09/2014		1,700	(4)	0

MSB	Call - OTC AUD versus USD		$0.951	07/21/2014	AUD	1,500	(3)	(3)
	Call - OTC AUD versus USD		0.949	07/28/2014		1,500	(3)	(3)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC GBP versus USD		$1.662	07/03/2014	GBP	1,200	$(4)	$0
	Call - OTC NZD versus USD		0.877	07/14/2014	NZD	1,200	(3)	(4)
	Call - OTC NZD versus USD		0.884	07/28/2014		1,200	(3)	(3)
	Put - OTC USD versus BRL	BRL	2.219	07/17/2014	$	1,000	(3)	(7)
	Put - OTC USD versus BRL		2.192	07/24/2014		1,000	(4)	(3)
	Put - OTC USD versus MXN	MXN	12.914	07/24/2014		800	(2)	(3)

UAG	Put - OTC USD versus INR	INR	58.650	07/02/2014		200	(1)	0
	Put - OTC USD versus INR		58.700	07/08/2014		200	(1)	0
	Put - OTC USD versus INR		59.820	07/15/2014		200	(1)	(1)
	Put - OTC USD versus INR		59.650	07/22/2014		200	(1)	(1)

							$(529)	$(536)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	$	105.453	07/07/2014	$40,000	$(69)	$(254)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$1,100	$(8)	$(7)

Total Written Options						$(2,462)	$(1,058)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premiums
Balance at Beginning of Period	0	$908,700	AUD	5,000	EUR	162,600	GBP	4,000	JPY	0	NZD	900	$(5,005)
Sales	67,171	288,471		105,852		229,800		28,500		100,000		33,200	(23,253)
Closing Buys	(23,218)	(53,632)		(4,930)		(45,200)		0		(42,654)		0	9,674
Expirations	(1,667)	(954,139)		(21,200)		(220,700)		(25,500)		(57,346)		(19,900)	6,379
Exercised	0	(20,500)		(10,100)		(8,600)		(2,200)		0		(9,400)	161

Balance at End of Period	42,286	$168,900	AUD	74,622	EUR	117,900	GBP	4,800	JPY	0	NZD	4,800	$(12,044)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Receive	WTI Crude May Futures †	$93.640	05/19/2015	156,000	$0	$638	$638	$0

GST	Receive	Corn December Futures †	447.250	10/24/2014	2,020,000	0	(444)	0	(444)
	Receive	GCQ4 Index †	1,245.000	07/30/2014	11,300	0	870	870	0
	Receive	GCQ4 Index †	1,253.000	07/30/2014	3,000	0	207	207	0
	Pay	Soybean November Futures †	1,224.250	10/24/2014	760,000	0	509	509	0

						$0	$1,780	$2,224	$(444)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	New York Times Co.	(1.000%	)	03/20/2015	0.095%	$	2,000	$116	$(129)	$0	$(13)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.545%	$16,400	$(60)	$392	$332	$0

BPS	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	200	(2)	1	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Italy Government International Bond	1.000%	12/20/2016	0.594%	$4,000	$(21)	$63	$42	$0

CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	7,200	(133)	309	176	0
	China Government International Bond	1.000%	12/20/2016	0.299%	3,200	(152)	208	56	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	500	(42)	28	0	(14)

DUB	China Government International Bond	1.000%	12/20/2016	0.299%	1,300	(66)	89	23	0
	Italy Government International Bond	1.000%	12/20/2016	0.594%	4,000	(20)	61	41	0
	Spain Government International Bond	1.000%	12/20/2016	0.387%	4,000	(4)	65	61	0
	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	759	2	(7)	0	(5)

FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%	600	9	21	30	0
	China Government International Bond	1.000%	12/20/2016	0.299%	800	(38)	52	14	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	6,200	(21)	147	126	0

GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%	200	(7)	17	10	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%	3,900	(11)	44	33	0

HUS	Russia Government International Bond	1.000%	03/20/2019	1.662%	400	(33)	21	0	(12)

MYC	Spain Government International Bond	1.000%	12/20/2016	0.387%	5,400	(2)	86	84	0

RYL	China Government International Bond	1.000%	12/20/2016	0.299%	3,400	(158)	218	60	0

						$(759)	$1,815	$1,088	$(32)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	900	$0	$(23)	$0	$(23)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		40,000	408	(1,188)	0	(780)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		2,700	5	(64)	0	(59)

CBK	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	35,200	0	355	355	0

FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	8,800	(12)	(177)	0	(189)

GLM	Pay	1-Year BRL-CDI	12.560%	01/04/2021		19,700	64	141	205	0

MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017		63,800	(157)	(1,294)	0	(1,451)

NGF	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	18,700	0	188	188	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,900	(7)	(78)	0	(85)

							$301	$(2,140)	$748	$(2,587)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	KOSPI 200 Index	129,000,000	3-Month USD-LIBOR plus a specified spread	09/11/2014	KRW	33,853,802	$(237)	$0	$(237)
	Receive	TWSE Index	23,400	3-Month USD-LIBOR plus a specified spread	07/16/2014	TWD	211,753	109	109	0

FBF	Pay	IOS.FN.350.12 Index	127,343	7.000%	01/12/2043	$	9,656	11	11	0

								$(117)	$120	$(237)

(5)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$ 15,424	$0	$760	$760	$0

Total Swap Agreements						$(342)	$1,969	$4,940	$(3,313)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(k)	Securities with an aggregate market value of $4,017 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
PIMCO Global Multi-Asset Managed Allocation Portfolio
BOA	$288	$945	$441	$1,674	$(1,112)	$(8)	$(1,099)	$(2,219)	$(545)	$545	$0
BPS	141	4	0	145	(156)	(2)	(1)	(159)	(14)	0	(14)
BRC	1,558	308	42	1,908	(1,513)	(645)	(13)	(2,171)	(263)	348	85
CBK	438	199	587	1,224	(129)	(205)	(14)	(348)	876	(790)	86
DUB	445	98	125	668	(121)	0	(5)	(126)	542	(540)	2
FBF	424	0	181	605	(383)	0	(189)	(572)	33	0	33
GLM	423	71	205	699	(164)	(103)	0	(267)	432	(360)	72
GST	0	0	803	803	0	(3)	0	(3)	800	(1,350)	(550)
HUS	285	0	0	285	(20)	0	(12)	(32)	253	(350)	(97)
JPM	1,214	1,441	0	2,655	(3,104)	(62)	0	(3,166)	(511)	431	(80)
MSB	0	39	0	39	0	(26)	0	(26)	13	2,143	2,156
MSC	150	0	0	150	(2,245)	0	0	(2,245)	(2,095)	(5)	(2,100)
MYC	0	2,259	84	2,343	0	0	(1,451)	(1,451)	892	(1,949)	(1,057)
NGF	0	1,151	188	1,339	0	0	0	0	1,339	(1,561)	(222)
RBC	486	0	0	486	(125)	0	0	(125)	361	(270)	91
RYL	0	0	60	60	0	0	0	0	60	(30)	30
SCX	0	0	0	0	(574)	0	0	(574)	(574)	551	(23)
SOG	551	0	0	551	(12)	0	0	(12)	539	(510)	29
UAG	1,098	1	0	1,099	(950)	(2)	(85)	(1,037)	62	0	62

PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
DUB	0	0	638	638	0	0	0	0	638	(690)	(52)
GST	0	0	1,586	1,586	0	0	(444)	(444)	1,142	(2,420)	(1,278)
MYC	0	1	0	1	0	(2)	0	(2)	(1)	0	(1)

Total Over the Counter	$7,501	$6,517	$4,940	$18,958	$(10,608)	$(1,058)	$(3,313)	$(14,979)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$213	$0	$5,058	$0	$12	$5,283
Futures	111	0	829	0	135	1,075
Swap Agreements	0	0	0	0	443	443

	$324	$0	$5,887	$0	$590	$6,801

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,501	$0	$7,501
Purchased Options	1	0	0	447	6,069	6,517
Swap Agreements	2,224	1,088	869	0	759	4,940

	$2,225	$1,088	$869	$7,948	$6,828	$18,958

	$2,549	$1,088	$6,756	$7,948	$7,418	$25,759

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$18	$0	$3,981	$0	$0	$3,999
Futures	63	0	222	0	3	288
Swap Agreements	0	97	0	0	881	978

	$81	$97	$4,203	$0	$884	$5,265

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,608	$0	$10,608
Written Options	2	23	0	536	497	1,058
Swap Agreements	444	45	237	0	2,587	3,313

	$446	$68	$237	$11,144	$3,084	$14,979

	$527	$165	$4,440	$11,144	$3,968	$20,244

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(252)	$0	$2,832	$0	$(32)	$2,548
Written Options	203	0	3,545	0	0	3,748
Futures	4,041	0	13,915	0	(580)	17,376
Swap Agreements	0	(1,113)	0	0	(6,217)	(7,330)

	$3,992	$(1,113)	$20,292	$0	$(6,829)	$16,342

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,376	$0	$5,376
Purchased Options	0	0	(71)	(1,063)	(6,699)	(7,833)
Written Options	0	330	2,024	1,128	3,452	6,934
Swap Agreements	(1,873)	(1,492)	364	0	2,671	(330)

	$(1,873)	$(1,162)	$2,317	$5,441	$(576)	$4,147

	$2,119	$(2,275)	$22,609	$5,441	$(7,405)	$20,489

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$133	$0	$(9,174)	$0	$7	$(9,034)
Written Options	64	0	5,519	0	0	5,583
Futures	(641)	0	(1,098)	0	4,136	2,397
Swap Agreements	0	1,725	0	0	(5,614)	(3,889)

	$(444)	$1,725	$(4,753)	$0	$(1,471)	$(4,943)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,294)	$0	$(8,294)
Purchased Options	0	0	0	170	(1,197)	(1,027)
Written Options	1	59	0	(184)	(1,263)	(1,387)
Swap Agreements	1,780	2,645	(205)	0	782	5,002

	$1,781	$2,704	$(205)	$(8,308)	$(1,678)	$(5,706)

	$1,337	$4,429	$(4,958)	$(8,308)	$(3,149)	$(10,649)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$39,397	$0	$39,397
Industrials	0	6,950	0	6,950
U.S. Treasury Obligations	0	336,059	0	336,059
Mortgage-Backed Securities	0	2,632	0	2,632
Asset-Backed Securities	0	1,193	0	1,193
Sovereign Issues	0	89,325	0	89,325
Common Stocks
Consumer Discretionary	97	0	0	97
Financials	11,840	0	0	11,840
Exchange-Traded Funds	107,326	0	0	107,326
Real Estate Investment Trusts
Financials	33,853	0	0	33,853
Short-Term Instruments
Repurchase Agreements	0	6,477	0	6,477
Short-Term Notes	0	29,403	0	29,403
Greece Treasury Bills	0	17,030	0	17,030
U.S. Treasury Bills	0	25,518	0	25,518
	$153,116	$553,984	$0	$707,100

Investments in Affiliates, at Value
Mutual Funds	735,383	0	0	735,383
Exchange-Traded Funds	44,059	0	0	44,059

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$55,342	$0	$0	$55,342
	$834,784	$0	$0	$834,784

Total Investments	$987,900	$553,984	$0	$1,541,884

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(186,218)	$0	$(186,218)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,288	5,513	0	6,801
Over the counter	0	18,958	0	18,958
	$1,288	$24,471	$0	$25,759

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(306)	(4,959)	0	(5,265)
Over the counter	0	(14,972)	(7)	(14,979)
	$(306)	$(19,931)	$(7)	$(20,244)

Totals	$988,882	$372,306	$(7)	$1,361,181

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25%

of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II, Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMAMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value   When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose

30	PIMCO VARIABLE INSURANCE TRUST

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principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF

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Notes to Financial Statements (Cont.)

Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$14,678	$0	$0	$0	$70	$14,748	$314	$0
PIMCO Diversified Income Exchange-Traded Fund	0	14,331	0	0	496	14,827	189	0
PIMCO Emerging Local Bond Fund	58,944	650	(60,083)	(6,367)	6,856	0	782	0
PIMCO Emerging Markets Corporate Bond Fund	28,906	562	(3,000)	(52)	1,080	27,496	561	0
PIMCO EqS Pathfinder Fund®	83,465	0	(80,954)	13,202	(15,713)	0	0	0
PIMCO EqS® Dividend Fund	106,472	1,708	(17,800)	728	2,991	94,099	1,728	0
PIMCO EqS® Emerging Markets Fund	95,832	13,099	(88,600)	(2,907)	2,282	19,706	0	0
PIMCO EqS® Long/Short Fund	14,386	0	0	0	(24)	14,362	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	13,632	0	0	852	14,484	99	0
PIMCO Income Fund	226,248	5,732	(26,500)	(238)	8,028	213,270	5,766	0
PIMCO Investment Grade Corporate Bond Fund	41,367	683	(9,500)	(657)	2,290	34,183	683	0
PIMCO Mortgage Opportunities Fund	13,968	25,471	0	0	425	39,864	467	0
PIMCO RealEstateRealReturn Strategy Fund	3,413	0	(3,654)	(482)	723	0	0	0
PIMCO Short-Term Floating NAV Portfolio	225,684	141,648	(367,330)	(19)	31	14	48	0
PIMCO Short-Term Floating NAV Portfolio III	0	357,124	(301,800)	1	3	55,328	24	0
PIMCO StocksPLUS® Fund	22,678	162,736	(75,325)	5,772	7,017	122,878	836	0
PIMCO TRENDS Managed Futures Strategy Fund	0	67,089	(4,000)	54	4,474	67,617	89	0
PIMCO Total Return Fund	19,897	214	0	0	523	20,634	214	0
PIMCO Unconstrained Bond Fund	87,142	486	(8,000)	(343)	1,989	81,274	486	0
Totals	$1,043,080	$805,165	$(1,046,546)	$8,692	$24,393	$834,784	$12,286	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of

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interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains

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Notes to Financial Statements (Cont.)

or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

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Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Acquired Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Portfolio to achieve its investment

SEMIANNUAL REPORT	JUNE 30, 2014	37

Notes to Financial Statements (Cont.)

objective may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Acquired Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. In the normal course of business the Acquired Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio (or Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Fund management. The Portfolio (or Acquired Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair the Portfolio’s performance.

The Portfolio (or Acquired Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (or Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (or Acquired Fund), or, in the case of hedging positions, that the Portfolio’s (or Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (or Acquired Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s (or Acquired Fund) returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Acquired Funds will be exposed to credit risk to parties with whom they trade and will also bear the risk of settlement default. The Acquired Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Acquired Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Acquired Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Acquired Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Acquired Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Acquired Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Acquired Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Acquired Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Acquired Funds. The Acquired Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Acquired Funds subsequently decreases, the Acquired Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Acquired Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master

Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties.

SEMIANNUAL REPORT	JUNE 30, 2014	39

Notes to Financial Statements (Cont.)

The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO

The GMAMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMAMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMAMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMAMA Subsidiary, comprising the entire issued share capital of the GMAMA Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GMAMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMAMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMAMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMAMA Subsidiary to the Portfolio (amounts in thousands).

Date of Incorporation	11/21/2008
Subscription Agreement	01/14/2009

Portfolio Net Assets	$1,286,755
Subsidiary % of Portfolio Net Assets	2.1%

Subsidiary Financial Statement Information
Total assets	$26,696
Total liabilities	3,652
Net assets	23,044
Total income	0
Net investment income (loss)	(115)
Net realized gain (loss)	(8,309)
Net change in unrealized appreciation (depreciation)	12,910
Increase (decrease) in net assets resulting from operations	$4,486

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $3,144,585.

The GMAMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMAMA Subsidiary’s portfolio pursuant to which the GMAMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMAMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMA Subsidiary is in place. The waiver is reflected

SEMIANNUAL REPORT	JUNE 30, 2014	41

Notes to Financial Statements (Cont.)

on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $127,225.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$12,308	$36,419

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,952,354	$1,705,183	$892,233	$867,838

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	166	$2,092
Administrative Class	292	3,439	2,406	29,507
Advisor Class	693	7,868	10,662	127,248
Issued as reinvestment of distributions
Institutional Class	1	13	5	57
Administrative Class	154	1,809	953	11,149
Advisor Class	525	6,178	3,639	42,793
Cost of shares redeemed
Institutional Class	(1)	(8)	(19)	(219)
Administrative Class	(4,123)	(47,012)	(5,434)	(63,804)
Advisor Class	(19,781)	(226,884)	(30,984)	(367,110)
Net increase (decrease) resulting from Portfolio share transactions	(22,240)	$(254,597)	(18,606)	$(218,287)

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 89% of the Portfolio. One shareholder is a related party to the portfolio and comprises 19% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,491,614	$54,903	$(4,633)	$50,270

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	43

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Dain Rausher, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MSB	Mitsubishi Trust & Bank	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.
FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	FTSE	Financial Times Stock Exchange
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	EAFE	Europe, Australasia, and Far East Stock Index	KOSPI	Korea Composite Stock Price Index

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International

44	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT32SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Multi-Asset Managed Allocation Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio or an Acquired Fund invests in emerging market debt, both may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Multi-Asset Managed Allocation Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Mutual Funds	47.7%
U.S. Treasury Obligations	21.8%
Exchange-Traded Funds	9.8%
Short-Term Instruments‡	8.7%
Sovereign Issues	5.8%
Other	6.2%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (04/15/2009)
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	5.99%	6.35%	5.60%	6.42%
MSCI World Index±	6.18%	24.05%	14.99%	16.95%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	5.34%	15.93%	11.14%	12.30%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.73% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,059.90	$1,021.12
Expenses Paid During Period†	$3.78	$3.71
Net Annualized Expense Ratio††	0.74%	0.74%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Managed Allocation Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»

Tail-risk hedges, in the form of put options on U.S. equities which seek to limit portfolio losses amid large market declines, detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

»	Holdings of developed market equities benefited performance as the MSCI World Index posted positive returns during the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted positive performance during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) exposure to the U.S. and Australia benefited performance as sovereign yields in both countries fell during the reporting period.

»	Exposure to real estate investment trusts (“REITs”) benefited performance as REITs generally posted positive returns over the reporting period.

»	Holdings of inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS generally posted positive returns during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Managed Allocation Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	04/15/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$11.38		$12.76	$12.16	$12.72	$11.79	$10.00
Net investment income (a)	0.12		0.27	0.27	0.37	0.70	0.34
Net realized/unrealized gain (loss)	0.56		(1.27)	0.78	(0.59)	0.62	1.58
Total income (loss) from investment operations	0.68		(1.00)	1.05	(0.22)	1.32	1.92
Dividends from net investment income	(0.07)		(0.28)	(0.40)	(0.23)	(0.36)	(0.09)
Distributions from net realized capital gains	0.00		0.00	(0.05)	(0.11)	(0.03)	(0.04)
Tax basis return of capital	0.00		(0.10)	0.00	0.00	0.00	0.00
Total distributions	(0.07)		(0.38)	(0.45)	(0.34)	(0.39)	(0.13)
Net asset value end of year or period	$11.99		$11.38	$12.76	$12.16	$12.72	$11.79
Total return	5.99%		(7.91)%	8.77%	(1.80)%	11.34%	19.11%
Net assets end of year or period (000s)	$1,008,549		$1,168,630	$1,523,954	$1,414,873	$757,048	$25,477
Ratio of expenses to average net assets	0.74	%*	0.78%	0.77%	0.78%	0.78%	0.92	%*
Ratio of expenses to average net assets excluding waivers	1.23	%*	1.24%	1.27%	1.24%	1.22%	2.15	%*
Ratio of expenses to average net assets excluding interest expense	0.73	%*	0.77%	0.77%	0.78%	0.78%	0.92	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.22	%*	1.23%	1.27%	1.24%	1.22%	2.15	%*
Ratio of net investment income to average net assets	2.08	%*	2.27%	2.17%	2.88%	5.69%	4.01	%*
Portfolio turnover rate	189	%**	116%**	133%**	38%**	71%**	136%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Managed Allocation Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$707,100
Investments in Affiliates	834,784
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,801
Over the counter	18,958
Cash	78
Deposits with counterparty	121
Foreign currency, at value	9,332
Receivable for investments sold	605,147
Receivable for investments sold on a delayed-delivery basis	2,337
Receivable for Portfolio shares sold	20
Interest and dividends receivable	4,840
Dividends receivable from Affiliates	2,493
Reimbursement receivable from PIMCO	14
Other assets	87
2,192,112

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,284
Payable for sale-buyback transactions	377,034
Payable for short sales	186,218
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,265
Over the counter	14,979
Payable for investments purchased	301,842
Payable for investments in Affiliates purchased	2,329
Deposits from counterparty	13,200
Payable for Portfolio shares redeemed	1,353
Accrued investment advisory fees	562
Accrued supervisory and administrative fees	56
Accrued distribution fees	203
Accrued servicing fees	32
905,357

Net Assets	$1,286,755

Net Assets Consist of:
Paid in capital	$1,346,078
(Overdistributed) net investment income	(31,546)
Accumulated net realized (loss)	(66,462)
Net unrealized appreciation	38,685
$1,286,755

Net Assets:
Institutional Class	$1,835
Administrative Class	276,371
Advisor Class	1,008,549

Shares Issued and Outstanding:
Institutional Class	154
Administrative Class	23,149
Advisor Class	84,150

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.94
Administrative Class	11.94
Advisor Class	11.99

Cost of Investments in Securities	$695,431
Cost of Investments in Affiliates	$794,310
Cost of Foreign Currency Held	$9,300
Proceeds Received on Short Sales	$185,669
Cost or Premiums of Financial Derivative Instruments, net	$14,259

* Includes repurchase agreements of:	$6,477

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Managed Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$4,386
Dividends	2,178
Dividends from Investments in Affiliates	12,286
Miscellaneous income	1
Total Income	18,851

Expenses:
Investment advisory fees	6,077
Supervisory and administrative fees	370
Servicing fees - Administrative Class	209
Distribution and/or servicing fees - Advisor Class	1,314
Trustee fees	5
Interest expense	95
Total Expenses	8,070
Waiver and/or Reimbursement by PIMCO	(3,272)
Net Expenses	4,798

Net Investment Income	14,053

Net Realized Gain (Loss):
Investments in securities	(37,156)
Investments in Affiliates	8,692
Exchange-traded or centrally cleared financial derivative instruments	16,342
Over the counter financial derivative instruments	4,147
Foreign currency	(417)
Net Realized (Loss)	(8,392)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	55,716
Investments in Affiliates	24,393
Exchange-traded or centrally cleared financial derivative instruments	(4,943)
Over the counter financial derivative instruments	(5,706)
Foreign currency assets and liabilities	(174)
Net Change in Unrealized Appreciation	69,286
Net Gain	60,894

Net Increase in Net Assets Resulting from Operations	$74,947

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Managed Allocation Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$14,053	$39,509
Net realized (loss)	(8,392)	(123,356)
Net change in unrealized appreciation (depreciation)	69,286	(60,876)
Net increase (decrease) resulting from operations	74,947	(144,723)

Distributions to Shareholders:
From net investment income
Institutional Class	(13)	(44)
Administrative Class	(1,809)	(8,238)
Advisor Class	(6,178)	(31,226)
Tax basis return of capital
Institutional Class	0	(13)
Administrative Class	0	(2,911)
Advisor Class	0	(11,567)

Total Distributions	(8,000)	(53,999)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(254,597)	(218,287)

Total (Decrease) in Net Assets	(187,650)	(417,009)

Net Assets:
Beginning of period	1,474,405	1,891,414
End of period*	$1,286,755	$1,474,405

* Including (overdistributed) net investment income of:	$(31,546)	$(37,599)

**	See Note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 54.9%

CORPORATE BONDS & NOTES 3.6%

BANKING & FINANCE 3.1%
Ally Financial, Inc.
2.750% due 01/30/2017		$4,400	$4,460
4.625% due 06/26/2015		1,100	1,137
5.500% due 02/15/2017		1,600	1,737
6.750% due 12/01/2014		100	102
8.300% due 02/12/2015		200	209
Bankia S.A.
0.532% due 01/25/2016	EUR	200	271
3.500% due 01/17/2019		2,700	3,932
4.375% due 02/14/2017		300	441
Barclays Bank PLC
7.625% due 11/21/2022		$3,500	3,990
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,400	3,968
Credit Suisse
6.500% due 08/08/2023		$3,400	3,782
International Lease Finance Corp.
5.750% due 05/15/2016		675	724
8.625% due 09/15/2015		1,600	1,736
8.750% due 03/15/2017		6,100	7,103
KBC Bank NV
8.000% due 01/25/2023		3,400	3,888
SLM Corp.
6.250% due 01/25/2016		1,600	1,706
Springleaf Finance Corp.
5.400% due 12/01/2015		200	211

			39,397

INDUSTRIALS 0.5%
DISH DBS Corp.
7.125% due 02/01/2016		1,900	2,059
7.750% due 05/31/2015		200	212
MGM Resorts International
6.625% due 07/15/2015		300	316
7.500% due 06/01/2016		900	995
7.625% due 01/15/2017		700	793
10.000% due 11/01/2016		100	119
New York Times Co.
5.000% due 03/15/2015		2,000	2,050
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		300	406

			6,950

Total Corporate Bonds & Notes (Cost $45,127)			46,347

U.S. TREASURY OBLIGATIONS 26.1%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (i)		52	47
2.125% due 02/15/2040		4,497	5,713
2.125% due 02/15/2041 (h)(i)(k)		8,010	10,255
2.375% due 01/15/2025 (i)		252	304
U.S. Treasury Notes
0.109% due 04/30/2016 †		2,000	2,001
0.250% due 08/31/2014		287	287
0.250% due 09/15/2014		400	400
0.250% due 10/31/2014 †		1,500	1,501
0.250% due 11/30/2014 (i)†		200	200
0.250% due 01/15/2015 (i)†		2,300	2,302
0.250% due 01/31/2015 †		100	100
0.375% due 11/15/2014 †		100	100
0.500% due 10/15/2014		1,200	1,202
0.625% due 07/15/2014		1,500	1,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 04/30/2019 (h)(i)(k)		$30,200	$30,253
2.250% due 04/30/2021 (h)(f)(i)(k)		274,800	277,441
2.750% due 02/15/2024 (f)		2,400	2,453

Total U.S. Treasury Obligations (Cost $336,463)			336,059

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Assets Trust
0.342% due 09/25/2046		1,735	1,275
Residential Accredit Loans, Inc. Trust
0.332% due 06/25/2046		383	178
Structured Adjustable Rate Mortgage Loan Trust
5.052% due 01/25/2036 ^		1,521	1,179

Total Mortgage-Backed Securities (Cost $2,368)			2,632

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.302% due 07/25/2036		1,359	1,193

Total Asset-Backed Securities (Cost $1,069)			1,193

SOVEREIGN ISSUES 7.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	21,817	9,047
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	15,053	2,789
Slovenia Government International Bond
5.250% due 02/18/2024		$1,800	1,944
5.850% due 05/10/2023		2,400	2,706
Spain Government International Bond
3.800% due 04/30/2024 (f)	EUR	27,700	41,596
4.400% due 10/31/2023		11,400	17,945
5.400% due 01/31/2023		7,900	13,298

Total Sovereign Issues (Cost $85,463)			89,325

		SHARES
COMMON STOCKS 0.9%

CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		12,011	97

FINANCIALS 0.9%
Barclays PLC		798,100	2,907
BNP Paribas S.A.		45,954	3,118
Intesa Sanpaolo SpA		953,390	2,945
Societe Generale S.A.		54,798	2,870

			11,840

Total Common Stocks (Cost $13,101)			11,937

EXCHANGE-TRADED FUNDS 8.3%
iShares China Large Cap Index ETF		348,000	12,890
iShares MSCI EAFE ETF		328,537	22,462
iShares MSCI Emerging Markets ETF		258,892	11,192
Vanguard FTSE Emerging Markets ETF		1,409,267	60,782

Total Exchange-Traded Funds (Cost $103,130)			107,326

		SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 2.6%

FINANCIALS 2.6%
Apartment Investment & Management Co. ‘A’ (h)		208,586	$6,731
Equity Residential (h)		106,859	6,732
Essex Property Trust, Inc. (h)		37,084	6,857
Home Properties, Inc. (h)		102,777	6,574
Post Properties, Inc. (h)		130,163	6,959

Total Real Estate Investment Trusts (Cost $30,068)			33,853

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.1%

REPURCHASE AGREEMENTS (e) 0.5%
			6,477

SHORT-TERM NOTES 2.3%
Fannie Mae
0.065% due 10/02/2014 †		$2,000	2,000
0.120% due 09/24/2014 †		200	200
Federal Home Loan Bank
0.056% due 07/30/2014		210	210
0.077% due 10/17/2014 †		300	300
0.078% due 10/08/2014 †		1,300	1,300
0.090% due 07/18/2014		4,700	4,700
0.097% due 09/19/2014 †		700	700
0.100% due 07/30/2014 †		5,200	5,199
0.120% due 03/06/2015 †		700	699
Freddie Mac
0.055% due 09/02/2014 †		600	600
0.060% due 09/11/2014 †		200	200
0.065% due 09/10/2014 †		5,800	5,800
0.075% due 10/24/2014 †		2,200	2,200
0.080% due 11/21/2014		800	800
0.090% due 01/08/2015		1,000	999
0.100% due 10/24/2014 †		300	300
0.130% due 06/09/2015 †		3,200	3,196

			29,403

GREECE TREASURY BILLS 1.3%
2.736% due 11/07/2014	EUR	12,500	17,030

U.S. TREASURY BILLS 2.0%
0.043% due 07/03/2014 - 12/26/2014 (b)(f)(i)(k)†		$25,520	25,518

Total Short-Term Instruments (Cost $78,642)			78,428

Total Investments in Securities (Cost $695,431)			707,100

		SHARES
INVESTMENTS IN AFFILIATES 64.9%

MUTUAL FUNDS (d) 57.2%
PIMCO Emerging Markets Corporate Bond Fund		2,344,067	27,496
PIMCO EqS® Dividend Fund		7,345,761	94,099
PIMCO EqS® Emerging Markets Fund		2,177,449	19,706
PIMCO EqS® Long/Short Fund		1,204,894	14,362
PIMCO Income Fund		16,779,728	213,270

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
PIMCO Investment Grade Corporate Bond Fund	3,191,656	$34,183
PIMCO Mortgage Opportunities Fund	3,581,623	39,864
PIMCO StocksPLUS® Fund	11,713,863	122,878
PIMCO Total Return Fund	1,880,946	20,634
PIMCO TRENDS Managed Futures Strategy Fund	6,278,270	67,617
PIMCO Unconstrained Bond Fund	7,186,024	81,274

Total Mutual Funds (Cost $696,336)		735,383

EXCHANGE-TRADED FUNDS 3.4%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	138,000	14,748
PIMCO Diversified Income Exchange-Traded Fund	285,800	14,827
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	284,100	14,484

Total Exchange-Traded Funds (Cost $42,635)		44,059

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio	1,394	$14
PIMCO Short-Term Floating NAV Portfolio III	5,537,220	55,328

Total Short-Term Instruments (Cost $55,339)		55,342

Total Investments in Affiliates (Cost $794,310)		834,784

Total Investments 119.8% (Cost $1,489,741)		$1,541,884

Financial Derivative Instruments (g)(j) 0.4% (Cost or Premiums, net $14,259)		5,515

Other Assets and Liabilities, net (20.2%)		(260,644)

Net Assets 100.0%		$1,286,755

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$4,300	U.S. Treasury Notes 1.625% due 06/30/2019	$(4,387)	$4,300	$4,300
MSC	0.150% †	06/30/2014	07/01/2014	600	U.S. Treasury Bonds 3.125% due 02/15/2042	(613)	600	600
SSB	0.000%	06/30/2014	07/01/2014	677	Freddie Mac 2.000% due 01/30/2023	(693)	677	677
TDM	0.140%	06/30/2014	07/01/2014	900	U.S. Treasury Bonds 4.625% due 02/15/2040	(938)	900	900

Total Repurchase Agreements						$(6,631)	$6,477	$6,477

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RDR	0.110%	04/23/2014	07/11/2014	$(2,284)	$(2,284)

Total Reverse Repurchase Agreements					$(2,284)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.050%	07/01/2014	07/09/2014	$	(2,478)	$(2,480)
	0.140%	07/01/2014	07/16/2014		(23,114)	(23,135)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
	0.200%	06/24/2014	07/01/2014	$	(44,340)	$(44,342)
BPG	0.140%	07/01/2014	07/10/2014		(88,808)	(88,856)
BPS	0.280%	06/12/2014	09/10/2014	EUR	(15,502)	(21,370)
FOB	0.200%	06/24/2014	07/01/2014	$	(86,968)	(86,971)
GSC	0.170%	06/20/2014	07/07/2014		(105,013)	(105,057)
TDM	0.110%	04/24/2014	07/24/2014		(4,819)	(4,823)

Total Sale-Buyback Transactions						$(377,034)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $188,413 at a weighted average interest rate of 0.114%.
(3)	Payable for sale-buyback transactions includes $247 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$77,000	$(81,242)	$(81,424)
DEU	Fannie Mae	4.000%	08/01/2044	12,000	(12,684)	(12,690)
FOB	Fannie Mae	4.000%	07/01/2044	33,000	(34,640)	(35,001)
	Fannie Mae	4.000%	08/01/2044	44,000	(46,524)	(46,528)
MSC	Fannie Mae	4.000%	08/01/2044	10,000	(10,579)	(10,575)

Total Short Sales					$(185,669)	$(186,218)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $380,548 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO Global Multi-Asset Managed Allocation Portfolio
Global/Master Repurchase Agreement
BOS	$4,300	$0	$0	$0	$4,300	$(4,387)	$(87)
RDR	0	(2,284)	0	0	(2,284)	2,313	29
SSB	677	0	0	0	677	(693)	(16)
TDM	900	0	0	0	900	(938)	(38)

Master Securities Forward Transaction Agreement
BCY	0	0	(69,957)	0	(69,957)	69,895	(62)
BOA	0	0	0	(81,424)	(81,424)	0	(81,424)
BPG	0	0	(88,856)	0	(88,856)	88,442	(414)
BPS	0	0	(21,370)	0	(21,370)	21,023	(347)
DEU	0	0	0	(12,690)	(12,690)	0	(12,690)
FOB	0	0	(86,971)	(81,529)	(168,500)	88,562	(79,938)
GSC	0	0	(105,057)	0	(105,057)	104,911	(146)
MSC	0	0	0	(10,575)	(10,575)	0	(10,575)
TDM	0	0	(4,823)	0	(4,823)	4,862	39

PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
MSC	600	0	0	0	600	(613)	(13)

Total Borrowings and Other Financing Transactions	$6,477	$(2,284)	$(377,034)	$(186,218)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - COMEX Gold 100 oz. October Futures †	$1,300.000	09/25/2014	47	$80	$213

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2014	746	$5	$12

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	5,824	$1,544	$664
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	18,983	3,228	628
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	5,675	1,220	408

				$5,992	$1,700

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	192	$922	$1,237
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	642	4,649	729
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	202	1,249	494
Put - CBOE S&P 500 Index	1,900.000	06/19/2015	21	248	207
Put - OSE Nikkei 225 Index	12,500.000	06/12/2015	135	437	344
Call - OSE Nikkei 225 Index	14,500.000	06/12/2015	27	360	347

				$7,865	$3,358

Total Purchased Options				$13,942	$5,283

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. October Futures †	$1,200.000	09/25/2014	47	$(82)	$(18)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	5,824	$(879)	$(373)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	07/19/2014	9,100	(241)	(132)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	18,983	(1,655)	(285)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	5,675	(556)	(165)

				$(3,331)	$(955)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	08/16/2014	333	$(299)	$(223)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	192	(902)	(536)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	642	(2,294)	(290)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	202	(585)	(188)
Put - CBOE S&P 500 Index	1,625.000	06/19/2015	102	(434)	(347)
Call - CBOE S&P 500 Index	1,900.000	06/19/2015	21	(237)	(274)
Put - EUREX Euro Stoxx 50 Index	3,175.000	09/19/2014	862	(606)	(770)
Put - OSE Nikkei 225 Index	14,250.000	08/08/2014	276	(560)	(178)
Put - OSE Nikkei 225 Index	14,500.000	06/12/2015	27	(252)	(220)

				$(6,169)	$(3,026)

Total Written Options				$(9,582)	$(3,999)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude August Futures †	Long	07/2014	67	$(131)	$0	$(63)
Brent Crude September Futures †	Short	08/2014	67	119	52	0
CAC 40 Index July Futures	Long	07/2014	421	(596)	0	(101)
DAX Index September Futures	Long	09/2014	79	(239)	149	0
E-mini S&P 500 Index September Futures	Long	09/2014	1,429	1,253	29	0
Euro STOXX 50 September Futures	Long	09/2014	1,751	(1,218)	169	(96)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	24	(48)	26	(3)
FTSE 100 Index September Futures	Long	09/2014	304	(146)	185	(23)
FTSE China A50 Index July Futures	Long	07/2014	3,309	124	132	0
Nikkei 225 Index September Futures	Short	09/2014	9	4	9	(2)
S&P CNX Nifty Index July Futures	Long	07/2014	891	42	156	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	733	(92)	51	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	746	516	58	0
WTI Crude December Futures †	Long	11/2015	177	132	4	0
WTI Crude September Futures †	Short	08/2014	177	38	55	0

Total Futures Contracts				$(242)	$1,075	$(288)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 67,000	$1,716	$340	$0	$(97)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	38,700	$2,098	$288	$24	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		78,100	3,027	2,099	46	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		72,200	(3,284)	(1,563)	0	(422)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020	$	13,500	377	237	13	0
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		72,700	2,626	2,081	130	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		6,900	(272)	(526)	0	(41)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		39,200	396	(1,598)	0	(226)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		26,100	(2,332)	(1,035)	0	(162)
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	28,000	332	260	38	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		26,500	578	478	36	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		28,500	890	743	46	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	23,600	(4,081)	(2,590)	0	(15)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042	GBP	800	54	(9)	7	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		10,230	(811)	(219)	103	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,080,000	(5,322)	(1,963)	0	(12)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		6,340,000	(2,062)	(624)	0	(3)

						$(7,786)	$(3,941)	$443	$(881)

Total Swap Agreements						$(6,070)	$(3,601)	$443	$(978)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $55,287 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

(i)	Securities with an aggregate market value of $31,578 and cash of $121 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO Global Multi-Asset Managed Allocation Portfolio (4)	$5,070	$964	$443	$6,477	$(3,981)	$(225)	$(978)	$(5,184)
PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary) (4)	213	111	0	324	(18)	(63)	0	(81)

Total Exchange-Traded or Centrally Cleared	$5,283	$1,075	$443	$6,801	$(3,999)	$(288)	$(978)	$(5,265)

(4)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrange

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		AUD	1,868	$		1,754	$0	$(7)
	07/2014		BRL	22,970			10,429	33	0
	07/2014		GBP	600			1,010	0	(17)
	07/2014		HUF	3,133,053		EUR	10,088	0	(22)
	07/2014		INR	122,642	$		1,973	0	(61)
	07/2014		JPY	214,145			2,100	0	(14)
	07/2014		NZD	7,783			6,620	0	(194)
	07/2014		TWD	566,698			18,630	0	(357)
	07/2014	$		702		AUD	750	5	0
	07/2014			10,252		BRL	22,970	145	0
	07/2014			700		CAD	763	15	0
	07/2014			1,700		NOK	10,231	0	(33)
	07/2014			522		NZD	600	2	0
	08/2014		CLP	1,719,438	$		3,064	0	(29)
	08/2014		EUR	8,796			11,914	0	(132)
	08/2014	$		7,359		BRL	16,610	88	0
	10/2014		COP	7,693,075	$		3,922	0	(141)
	10/2014		ZAR	33,977			3,123	0	(16)
	01/2015		BRL	17,316			7,359	0	(89)

BPS	07/2014		EUR	5,102		PLN	21,582	106	0
	07/2014			1,500	$		2,032	0	(22)
	07/2014		JPY	142,761			1,400	0	(9)
	07/2014	$		692		AUD	750	16	0
	07/2014			10,459		HKD	81,079	0	(1)
	07/2014			1,700		NOK	10,223	0	(34)
	07/2014			508		NZD	600	17	0
	08/2014			2,615		AUD	2,782	2	0
	09/2014		SGD	5,223	$		4,180	0	(9)
	10/2014		MXN	170,389			12,953	0	(81)

BRC	07/2014		EUR	750			1,021	0	(6)
	07/2014		GBP	1,800			3,065	0	(15)
	07/2014		HUF	206,612			923	11	0
	07/2014		JPY	142,761			1,400	0	(9)
	07/2014		KRW	11,373,986			10,465	0	(768)
	07/2014	$		350		CAD	381	7	0
	07/2014			5,367		INR	330,285	111	0
	07/2014			13,363		JPY	1,358,551	47	0
	07/2014			2,090		MXN	27,159	0	0
	07/2014			6,603		MYR	21,691	150	0
	07/2014			1,700		NOK	10,331	1	(18)
	07/2014			268		PHP	12,107	10	0
	07/2014			2,080		TWD	62,442	12	0
	08/2014		CHF	2,678	$		3,022	1	0
	08/2014		DKK	7,272			1,358	22	0
	08/2014		EUR	57,027			77,881	0	(221)
	08/2014	$		25,513		CHF	22,424	0	(218)
	08/2014			10		IDR	116,860	0	0
	08/2014			8,309		SEK	54,007	0	(230)
	09/2014		GBP	1,983	$		3,364	0	(28)
	09/2014	$		63,728		GBP	37,952	1,186	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	07/2014		AUD	6,836	$		6,413	$0	$(33)
	07/2014		EUR	1,500			2,032	0	(22)
	07/2014		PHP	97,284			2,156	0	(74)
	07/2014	$		1,244		AUD	1,334	13	0
	07/2014			350		CAD	375	2	0
	07/2014			11,690		INR	720,572	261	0
	07/2014			17,428		JPY	1,773,504	78	0
	08/2014			1,030		CHF	921	9	0
	08/2014			10,674		EUR	7,827	45	0
	09/2014			1,971		SGD	2,470	10	0
	10/2014			2,584		COP	4,930,272	20	0

DUB	07/2014		GBP	600	$		1,010	0	(17)
	07/2014	$		2,111		AUD	2,250	9	0
	07/2014			500		BRL	1,124	7	0
	07/2014			198		IDR	2,343,637	0	(1)
	07/2014			1,241		INR	74,503	0	(5)
	07/2014			850		NOK	5,226	1	0
	08/2014		IDR	9,185,636	$		800	30	0
	08/2014		NOK	44,855			7,561	259	0
	08/2014	$		38,780		EUR	28,409	128	0
	08/2014			1,717		JPY	175,000	11	0
	09/2014		GBP	1,736	$		2,911	0	(58)
	09/2014		PEN	4,907			1,738	0	0
	09/2014	$		127		IDR	1,514,553	0	0
	09/2015			1,547		CNY	9,400	0	(40)

FBF	07/2014		BRL	407	$		185	1	0
	07/2014		EUR	750			1,023	0	(4)
	07/2014		IDR	9,230,092			806	29	0
	07/2014		THB	278,175			8,546	0	(17)
	07/2014	$		691		AUD	750	16	0
	07/2014			182		BRL	407	2	0
	07/2014			858		INR	52,450	12	0
	08/2014			14,258		BRL	32,613	364	0
	01/2015		BRL	33,990	$		14,258	0	(362)

GLM	07/2014		EUR	3,130		PLN	12,958	0	(27)
	07/2014		HUF	1,249,725		EUR	4,017	0	(18)
	07/2014			891,219	$		4,020	84	0
	07/2014		JPY	1,352,154			13,308	0	(39)
	07/2014	$		500		BRL	1,143	16	0
	07/2014			350		CAD	381	7	0
	07/2014			4,960		MXN	64,577	13	(2)
	07/2014			2,071		NZD	2,400	27	0
	08/2014		CHF	934	$		1,046	0	(8)
	08/2014		JPY	293,100			2,892	0	(2)
	08/2014		MXN	71,588			5,435	0	(63)
	08/2014	$		29,555		EUR	21,776	269	0
	08/2014			5,223		NOK	32,054	0	(5)
	10/2014			1,332		MXN	17,504	7	0

HUS	07/2014		EUR	8,976		PLN	37,868	155	0
	07/2014		INR	351,876	$		5,849	13	0
	07/2014	$		3,153		NZD	3,624	20	0
	08/2014		NZD	3,624	$		3,143	0	(20)
	08/2014	$		5,709		RUB	199,057	97	0

JPM	07/2014		BRL	58,458	$		26,115	0	(343)
	07/2014		CNY	11,620			1,876	0	(5)
	07/2014		CZK	32,190			1,623	17	0
	07/2014		EUR	17,970		HUF	5,457,392	0	(507)
	07/2014			1,500	$		2,044	0	(10)
	07/2014		GBP	1,200			2,027	0	(26)
	07/2014		HUF	919,555		EUR	3,010	61	0
	07/2014		INR	126,142	$		2,090	0	(2)
	07/2014		JPY	4,326,003			42,591	0	(112)
	07/2014		KRW	2,059,315			1,968	0	(66)
	07/2014		MXN	54,128			4,160	0	(6)
	07/2014		MYR	3,352			1,040	0	(4)
	07/2014		PLN	51,184		EUR	12,315	41	0
	07/2014			28,229	$		9,271	0	(8)
	07/2014		TRY	8,934			4,170	0	(34)
	07/2014		TWD	732,852			24,387	0	(167)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	07/2014	$		1,407		AUD	1,500	$5	$0
	07/2014			28,041		BRL	61,820	13	(84)
	07/2014			1,050		CAD	1,139	17	0
	07/2014			4,020		HUF	890,561	0	(87)
	07/2014			18,930		INR	1,140,993	135	(140)
	07/2014			22,896		JPY	2,331,955	123	0
	07/2014			5,763		KRW	5,910,283	74	0
	07/2014			400		MXN	5,208	1	0
	07/2014			1,040		MYR	3,349	3	0
	07/2014			850		NOK	5,096	0	(19)
	07/2014			508		NZD	600	17	0
	07/2014			4,170		TRY	8,951	42	0
	07/2014			27,171		TWD	817,033	203	0
	07/2014			2,090		ZAR	22,347	2	0
	07/2014		ZAR	22,192	$		2,090	12	0
	08/2014		BRL	22,977			9,577	0	(726)
	08/2014		RUB	384,900			11,065	0	(161)
	08/2014		TRY	20,185			9,281	0	(160)
	08/2014	$		25,877		BRL	58,458	333	0
	08/2014			41,200		JPY	4,183,310	104	0
	09/2014			4,180		SGD	5,226	11	0
	10/2014			8,640		ZAR	91,040	0	(229)
	10/2014		ZAR	165,194	$		15,054	0	(208)

MSC	07/2014		GBP	600			1,007	0	(20)
	07/2014		HKD	76,086			9,816	2	0
	07/2014	$		1,409		AUD	1,500	3	0
	07/2014			1,500		BRL	3,381	23	0
	07/2014			1,600		MXN	20,802	4	(2)
	07/2014			3,484		MYR	11,490	93	0
	07/2014			1,549		NZD	1,800	25	0
	08/2014		BRL	65,113	$		26,971	0	(2,223)

RBC	07/2014	$		400		MXN	5,223	2	0
	07/2014			6,137		TRY	12,945	0	(46)
	09/2014			28,733		CAD	31,236	484	0
	09/2014			24,697		MXN	321,185	0	(79)

SCX	07/2014		HKD	220,784	$		28,445	0	(34)
	07/2014		MYR	50,004			15,028	0	(540)

SOG	07/2014		AUD	18,698			17,628	0	(3)
	07/2014	$		24,072		AUD	26,068	509	0
	07/2014			2,065		INR	123,962	0	(9)
	07/2014			3,602		NZD	4,159	39	0
	08/2014			17,585		AUD	18,698	3	0

UAG	07/2014		BRL	58,060	$		26,186	51	(142)
	07/2014		IDR	16,541,841			1,425	33	0
	07/2014		INR	1,265,170			20,185	0	(800)
	07/2014		MXN	27,192			2,090	0	(3)
	07/2014	$		25,791		BRL	58,060	487	0
	07/2014			936		HKD	7,258	0	0
	07/2014			13,467		INR	828,901	287	(5)
	07/2014			1,204		KRW	1,280,574	61	0
	07/2014			6,118		THB	199,812	33	0
	08/2014			10,165		BRL	22,979	137	0
	08/2014			3,010		CHF	2,676	9	0
	08/2014			136		IDR	1,612,066	0	0

Total Forward Foreign Currency Contracts								$7,501	$(10,608)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$ 600	$38	$1

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	78,100	$1,353	$892

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		23,800	1,032	183

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		6,000	99	94

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		32,800	8	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	9,500	142	14
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		32,400	451	57

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$	53,400	2,114	1,419

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		38,700	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		98,800	2,084	1,128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		42,550	1,811	1,131

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.560%	07/07/2014		20,000	40	19
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		72,300	1,164	1,132

								$10,303	$6,069

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus USD	$	0.925	07/07/2014	AUD	1,500	$4	$0
	Call - OTC GBP versus USD		1.699	07/10/2014	GBP	1,200	4	17
	Put - OTC NZD versus USD		0.859	07/21/2014	NZD	1,200	3	2
	Put - OTC USD versus JPY	JPY	100.940	07/11/2014	$	1,400	3	3
	Put - OTC USD versus JPY		101.100	07/18/2014		1,400	3	5
	Call - OTC USD versus NOK	NOK	6.099	07/02/2014		1,700	6	11
	Call - OTC USD versus NOK		6.102	07/16/2014		1,700	5	15

BPS	Put - OTC EUR versus USD	$	1.000	05/22/2015	EUR	25,000	787	4

BRC	Put - OTC AUD versus USD		0.872	12/23/2014	AUD	68,622	324	280
	Call - OTC EUR versus USD		1.373	07/22/2014	EUR	1,500	4	6
	Call - OTC GBP versus USD		1.718	07/17/2014	GBP	1,200	4	4
	Call - OTC GBP versus USD		1.716	07/24/2014		1,200	4	7
	Call - OTC USD versus CAD	CAD	1.097	07/15/2014	$	700	1	0
	Put - OTC USD versus JPY	JPY	101.500	07/03/2014		1,400	3	5
	Put - OTC USD versus JPY		100.378	07/25/2014		1,400	3	3
	Call - OTC USD versus NOK	NOK	6.226	07/23/2014		1,700	5	3

CBK	Call - OTC EUR versus USD	$	1.368	07/08/2014	EUR	1,500	5	7
	Call - OTC EUR versus USD		1.368	07/15/2014		1,500	4	9

DUB	Put - OTC EUR versus USD		1.000	05/22/2015		22,700	1,124	4

GLM	Call - OTC USD versus BRL	BRL	2.333	07/03/2014	$	1,000	4	0
	Call - OTC USD versus MXN	MXN	13.090	07/03/2014		800	2	0
	Call - OTC USD versus MXN		13.184	07/10/2014		800	2	0

JPM	Put - OTC AUD versus USD	$	0.927	07/14/2014	AUD	1,500	4	1
	Call - OTC EUR versus USD		1.380	07/01/2014	EUR	1,500	4	0
	Put - OTC NZD versus USD		0.836	07/07/2014	NZD	1,200	3	0
	Call - OTC USD versus BRL	BRL	2.287	07/10/2014	$	1,000	4	0
	Call - OTC USD versus CAD	CAD	1.104	07/02/2014		700	2	0
	Call - OTC USD versus CAD		1.099	07/09/2014		700	1	0
	Call - OTC USD versus CAD		1.082	07/23/2014		700	1	1
	Call - OTC USD versus MXN	MXN	13.190	07/17/2014		800	3	1
	Call - OTC USD versus NOK	NOK	6.072	07/09/2014		1,700	4	19

MSB	Put - OTC AUD versus USD	$	0.930	07/21/2014	AUD	1,500	4	3
	Put - OTC AUD versus USD		0.927	07/28/2014		1,500	4	4
	Call - OTC GBP versus USD		1.694	07/03/2014	GBP	1,200	4	22
	Put - OTC NZD versus USD		0.855	07/14/2014	NZD	1,200	3	1
	Put - OTC NZD versus USD		0.861	07/28/2014		1,200	3	3
	Call - OTC USD versus BRL	BRL	2.291	07/17/2014	$	1,000	4	1
	Call - OTC USD versus BRL		2.266	07/24/2014		1,000	4	4
	Call - OTC USD versus MXN	MXN	13.230	07/24/2014		800	2	1

UAG	Call - OTC USD versus INR	INR	60.340	07/02/2014		200	1	0
	Call - OTC USD versus INR		60.250	07/08/2014		200	1	1
	Call - OTC USD versus INR		61.750	07/15/2014		200	1	0
	Call - OTC USD versus INR		61.350	07/22/2014		200	1	0

							$2,362	$447

Total Purchased Options							$12,703	$6,517

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$160.000	11/10/2015	$	600	$(38)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	90,900	$(1,138)	$(192)

GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	19,000	(143)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		64,800	(451)	(36)

								$(1,732)	$(236)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	4,300	$(15)	$(2)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	09/17/2014		9,300	(24)	(11)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,000	(7)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		1,100	(3)	(1)

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,200	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,600	(5)	(1)

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		5,800	(18)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,800	(7)	(1)

							$(86)	$(23)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.946	07/07/2014	AUD	1,500	$(3)	$(3)
	Put - OTC GBP versus USD		1.668	07/10/2014	GBP	1,200	(4)	0
	Call - OTC NZD versus USD		0.880	07/21/2014	NZD	1,200	(3)	(4)
	Call - OTC USD versus JPY	JPY	103.140	07/11/2014	$	1,400	(3)	0
	Call - OTC USD versus JPY		103.060	07/18/2014		1,400	(3)	(1)
	Put - OTC USD versus NOK	NOK	5.923	07/02/2014		1,700	(5)	0
	Put - OTC USD versus NOK		5.967	07/16/2014		1,700	(4)	0

BRC	Call - OTC AUD versus USD		$0.965	12/23/2014	AUD	68,622	(324)	(374)
	Put - OTC EUR versus USD		1.349	07/22/2014	EUR	1,500	(4)	(1)
	Put - OTC GBP versus USD		1.689	07/17/2014	GBP	1,200	(4)	(1)
	Put - OTC GBP versus USD		1.685	07/24/2014		1,200	(4)	(1)
	Put - OTC USD versus CAD	CAD	1.079	07/15/2014	$	700	(1)	(8)
	Call - OTC USD versus JPY	JPY	103.570	07/03/2014		1,400	(3)	0
	Call - OTC USD versus JPY		102.384	07/25/2014		1,400	(3)	(2)
	Put - OTC USD versus NOK	NOK	6.078	07/23/2014		1,700	(4)	(4)

CBK	Put - OTC EUR versus USD		$1.340	07/08/2014	EUR	1,500	(5)	0
	Put - OTC EUR versus USD		1.341	07/15/2014		1,500	(5)	0

GLM	Put - OTC USD versus BRL	BRL	2.247	07/03/2014	$	1,000	(3)	(15)
	Put - OTC USD versus JPY	JPY	100.000	08/14/2014		13,100	(88)	(43)
	Put - OTC USD versus MXN	MXN	12.768	07/03/2014		800	(2)	0
	Put - OTC USD versus MXN		12.864	07/10/2014		800	(2)	(1)

JPM	Call - OTC AUD versus USD		$0.948	07/14/2014	AUD	1,500	(3)	(3)
	Put - OTC EUR versus USD		1.346	07/01/2014	EUR	1,500	(5)	0
	Call - OTC NZD versus USD		0.857	07/07/2014	NZD	1,200	(3)	(21)
	Put - OTC USD versus BRL	BRL	2.215	07/10/2014	$	1,000	(3)	(5)
	Put - OTC USD versus CAD	CAD	1.082	07/02/2014		700	(1)	(10)
	Put - OTC USD versus CAD		1.079	07/09/2014		700	(1)	(8)
	Put - OTC USD versus CAD		1.065	07/23/2014		700	(1)	(2)
	Put - OTC USD versus MXN	MXN	12.880	07/17/2014		800	(2)	(1)
	Put - OTC USD versus NOK	NOK	5.927	07/09/2014		1,700	(4)	0

MSB	Call - OTC AUD versus USD		$0.951	07/21/2014	AUD	1,500	(3)	(3)
	Call - OTC AUD versus USD		0.949	07/28/2014		1,500	(3)	(3)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC GBP versus USD		$1.662	07/03/2014	GBP	1,200	$(4)	$0
	Call - OTC NZD versus USD		0.877	07/14/2014	NZD	1,200	(3)	(4)
	Call - OTC NZD versus USD		0.884	07/28/2014		1,200	(3)	(3)
	Put - OTC USD versus BRL	BRL	2.219	07/17/2014	$	1,000	(3)	(7)
	Put - OTC USD versus BRL		2.192	07/24/2014		1,000	(4)	(3)
	Put - OTC USD versus MXN	MXN	12.914	07/24/2014		800	(2)	(3)

UAG	Put - OTC USD versus INR	INR	58.650	07/02/2014		200	(1)	0
	Put - OTC USD versus INR		58.700	07/08/2014		200	(1)	0
	Put - OTC USD versus INR		59.820	07/15/2014		200	(1)	(1)
	Put - OTC USD versus INR		59.650	07/22/2014		200	(1)	(1)

							$(529)	$(536)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	$	105.453	07/07/2014	$40,000	$(69)	$(254)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$1,100	$(8)	$(7)

Total Written Options						$(2,462)	$(1,058)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premiums
Balance at Beginning of Period	0	$908,700	AUD	5,000	EUR	162,600	GBP	4,000	JPY	0	NZD	900	$(5,005)
Sales	67,171	288,471		105,852		229,800		28,500		100,000		33,200	(23,253)
Closing Buys	(23,218)	(53,632)		(4,930)		(45,200)		0		(42,654)		0	9,674
Expirations	(1,667)	(954,139)		(21,200)		(220,700)		(25,500)		(57,346)		(19,900)	6,379
Exercised	0	(20,500)		(10,100)		(8,600)		(2,200)		0		(9,400)	161

Balance at End of Period	42,286	$168,900	AUD	74,622	EUR	117,900	GBP	4,800	JPY	0	NZD	4,800	$(12,044)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Receive	WTI Crude May Futures †	$93.640	05/19/2015	156,000	$0	$638	$638	$0

GST	Receive	Corn December Futures †	447.250	10/24/2014	2,020,000	0	(444)	0	(444)
	Receive	GCQ4 Index †	1,245.000	07/30/2014	11,300	0	870	870	0
	Receive	GCQ4 Index †	1,253.000	07/30/2014	3,000	0	207	207	0
	Pay	Soybean November Futures †	1,224.250	10/24/2014	760,000	0	509	509	0

						$0	$1,780	$2,224	$(444)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	New York Times Co.	(1.000%	)	03/20/2015	0.095%	$	2,000	$116	$(129)	$0	$(13)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.545%	$16,400	$(60)	$392	$332	$0

BPS	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	200	(2)	1	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Italy Government International Bond	1.000%	12/20/2016	0.594%	$4,000	$(21)	$63	$42	$0

CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	7,200	(133)	309	176	0
	China Government International Bond	1.000%	12/20/2016	0.299%	3,200	(152)	208	56	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	500	(42)	28	0	(14)

DUB	China Government International Bond	1.000%	12/20/2016	0.299%	1,300	(66)	89	23	0
	Italy Government International Bond	1.000%	12/20/2016	0.594%	4,000	(20)	61	41	0
	Spain Government International Bond	1.000%	12/20/2016	0.387%	4,000	(4)	65	61	0
	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	759	2	(7)	0	(5)

FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%	600	9	21	30	0
	China Government International Bond	1.000%	12/20/2016	0.299%	800	(38)	52	14	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	6,200	(21)	147	126	0

GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%	200	(7)	17	10	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%	3,900	(11)	44	33	0

HUS	Russia Government International Bond	1.000%	03/20/2019	1.662%	400	(33)	21	0	(12)

MYC	Spain Government International Bond	1.000%	12/20/2016	0.387%	5,400	(2)	86	84	0

RYL	China Government International Bond	1.000%	12/20/2016	0.299%	3,400	(158)	218	60	0

						$(759)	$1,815	$1,088	$(32)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	900	$0	$(23)	$0	$(23)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		40,000	408	(1,188)	0	(780)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		2,700	5	(64)	0	(59)

CBK	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	35,200	0	355	355	0

FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	8,800	(12)	(177)	0	(189)

GLM	Pay	1-Year BRL-CDI	12.560%	01/04/2021		19,700	64	141	205	0

MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017		63,800	(157)	(1,294)	0	(1,451)

NGF	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	18,700	0	188	188	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,900	(7)	(78)	0	(85)

							$301	$(2,140)	$748	$(2,587)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	KOSPI 200 Index	129,000,000	3-Month USD-LIBOR plus a specified spread	09/11/2014	KRW	33,853,802	$(237)	$0	$(237)
	Receive	TWSE Index	23,400	3-Month USD-LIBOR plus a specified spread	07/16/2014	TWD	211,753	109	109	0

FBF	Pay	IOS.FN.350.12 Index	127,343	7.000%	01/12/2043	$	9,656	11	11	0

								$(117)	$120	$(237)

(5)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$ 15,424	$0	$760	$760	$0

Total Swap Agreements						$(342)	$1,969	$4,940	$(3,313)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(k)	Securities with an aggregate market value of $4,017 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
PIMCO Global Multi-Asset Managed Allocation Portfolio
BOA	$288	$945	$441	$1,674	$(1,112)	$(8)	$(1,099)	$(2,219)	$(545)	$545	$0
BPS	141	4	0	145	(156)	(2)	(1)	(159)	(14)	0	(14)
BRC	1,558	308	42	1,908	(1,513)	(645)	(13)	(2,171)	(263)	348	85
CBK	438	199	587	1,224	(129)	(205)	(14)	(348)	876	(790)	86
DUB	445	98	125	668	(121)	0	(5)	(126)	542	(540)	2
FBF	424	0	181	605	(383)	0	(189)	(572)	33	0	33
GLM	423	71	205	699	(164)	(103)	0	(267)	432	(360)	72
GST	0	0	803	803	0	(3)	0	(3)	800	(1,350)	(550)
HUS	285	0	0	285	(20)	0	(12)	(32)	253	(350)	(97)
JPM	1,214	1,441	0	2,655	(3,104)	(62)	0	(3,166)	(511)	431	(80)
MSB	0	39	0	39	0	(26)	0	(26)	13	2,143	2,156
MSC	150	0	0	150	(2,245)	0	0	(2,245)	(2,095)	(5)	(2,100)
MYC	0	2,259	84	2,343	0	0	(1,451)	(1,451)	892	(1,949)	(1,057)
NGF	0	1,151	188	1,339	0	0	0	0	1,339	(1,561)	(222)
RBC	486	0	0	486	(125)	0	0	(125)	361	(270)	91
RYL	0	0	60	60	0	0	0	0	60	(30)	30
SCX	0	0	0	0	(574)	0	0	(574)	(574)	551	(23)
SOG	551	0	0	551	(12)	0	0	(12)	539	(510)	29
UAG	1,098	1	0	1,099	(950)	(2)	(85)	(1,037)	62	0	62

PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
DUB	0	0	638	638	0	0	0	0	638	(690)	(52)
GST	0	0	1,586	1,586	0	0	(444)	(444)	1,142	(2,420)	(1,278)
MYC	0	1	0	1	0	(2)	0	(2)	(1)	0	(1)

Total Over the Counter	$7,501	$6,517	$4,940	$18,958	$(10,608)	$(1,058)	$(3,313)	$(14,979)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$213	$0	$5,058	$0	$12	$5,283
Futures	111	0	829	0	135	1,075
Swap Agreements	0	0	0	0	443	443

	$324	$0	$5,887	$0	$590	$6,801

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,501	$0	$7,501
Purchased Options	1	0	0	447	6,069	6,517
Swap Agreements	2,224	1,088	869	0	759	4,940

	$2,225	$1,088	$869	$7,948	$6,828	$18,958

	$2,549	$1,088	$6,756	$7,948	$7,418	$25,759

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$18	$0	$3,981	$0	$0	$3,999
Futures	63	0	222	0	3	288
Swap Agreements	0	97	0	0	881	978

	$81	$97	$4,203	$0	$884	$5,265

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,608	$0	$10,608
Written Options	2	23	0	536	497	1,058
Swap Agreements	444	45	237	0	2,587	3,313

	$446	$68	$237	$11,144	$3,084	$14,979

	$527	$165	$4,440	$11,144	$3,968	$20,244

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(252)	$0	$2,832	$0	$(32)	$2,548
Written Options	203	0	3,545	0	0	3,748
Futures	4,041	0	13,915	0	(580)	17,376
Swap Agreements	0	(1,113)	0	0	(6,217)	(7,330)

	$3,992	$(1,113)	$20,292	$0	$(6,829)	$16,342

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,376	$0	$5,376
Purchased Options	0	0	(71)	(1,063)	(6,699)	(7,833)
Written Options	0	330	2,024	1,128	3,452	6,934
Swap Agreements	(1,873)	(1,492)	364	0	2,671	(330)

	$(1,873)	$(1,162)	$2,317	$5,441	$(576)	$4,147

	$2,119	$(2,275)	$22,609	$5,441	$(7,405)	$20,489

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$133	$0	$(9,174)	$0	$7	$(9,034)
Written Options	64	0	5,519	0	0	5,583
Futures	(641)	0	(1,098)	0	4,136	2,397
Swap Agreements	0	1,725	0	0	(5,614)	(3,889)

	$(444)	$1,725	$(4,753)	$0	$(1,471)	$(4,943)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,294)	$0	$(8,294)
Purchased Options	0	0	0	170	(1,197)	(1,027)
Written Options	1	59	0	(184)	(1,263)	(1,387)
Swap Agreements	1,780	2,645	(205)	0	782	5,002

	$1,781	$2,704	$(205)	$(8,308)	$(1,678)	$(5,706)

	$1,337	$4,429	$(4,958)	$(8,308)	$(3,149)	$(10,649)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$39,397	$0	$39,397
Industrials	0	6,950	0	6,950
U.S. Treasury Obligations	0	336,059	0	336,059
Mortgage-Backed Securities	0	2,632	0	2,632
Asset-Backed Securities	0	1,193	0	1,193
Sovereign Issues	0	89,325	0	89,325
Common Stocks
Consumer Discretionary	97	0	0	97
Financials	11,840	0	0	11,840
Exchange-Traded Funds	107,326	0	0	107,326
Real Estate Investment Trusts
Financials	33,853	0	0	33,853
Short-Term Instruments
Repurchase Agreements	0	6,477	0	6,477
Short-Term Notes	0	29,403	0	29,403
Greece Treasury Bills	0	17,030	0	17,030
U.S. Treasury Bills	0	25,518	0	25,518
	$153,116	$553,984	$0	$707,100

Investments in Affiliates, at Value
Mutual Funds	735,383	0	0	735,383
Exchange-Traded Funds	44,059	0	0	44,059

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$55,342	$0	$0	$55,342
	$834,784	$0	$0	$834,784

Total Investments	$987,900	$553,984	$0	$1,541,884

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(186,218)	$0	$(186,218)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,288	5,513	0	6,801
Over the counter	0	18,958	0	18,958
	$1,288	$24,471	$0	$25,759

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(306)	(4,959)	0	(5,265)
Over the counter	0	(14,972)	(7)	(14,979)
	$(306)	$(19,931)	$(7)	$(20,244)

Totals	$988,882	$372,306	$(7)	$1,361,181

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25%

of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II, Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMAMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are

26	PIMCO VARIABLE INSURANCE TRUST

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recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not

28	PIMCO VARIABLE INSURANCE TRUST

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necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value   When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose

30	PIMCO VARIABLE INSURANCE TRUST

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principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$14,678	$0	$0	$0	$70	$14,748	$314	$0
PIMCO Diversified Income Exchange-Traded Fund	0	14,331	0	0	496	14,827	189	0
PIMCO Emerging Local Bond Fund	58,944	650	(60,083)	(6,367)	6,856	0	782	0
PIMCO Emerging Markets Corporate Bond Fund	28,906	562	(3,000)	(52)	1,080	27,496	561	0
PIMCO EqS Pathfinder Fund®	83,465	0	(80,954)	13,202	(15,713)	0	0	0
PIMCO EqS® Dividend Fund	106,472	1,708	(17,800)	728	2,991	94,099	1,728	0
PIMCO EqS® Emerging Markets Fund	95,832	13,099	(88,600)	(2,907)	2,282	19,706	0	0
PIMCO EqS® Long/Short Fund	14,386	0	0	0	(24)	14,362	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	13,632	0	0	852	14,484	99	0
PIMCO Income Fund	226,248	5,732	(26,500)	(238)	8,028	213,270	5,766	0
PIMCO Investment Grade Corporate Bond Fund	41,367	683	(9,500)	(657)	2,290	34,183	683	0
PIMCO Mortgage Opportunities Fund	13,968	25,471	0	0	425	39,864	467	0
PIMCO RealEstateRealReturn Strategy Fund	3,413	0	(3,654)	(482)	723	0	0	0
PIMCO Short-Term Floating NAV Portfolio	225,684	141,648	(367,330)	(19)	31	14	48	0
PIMCO Short-Term Floating NAV Portfolio III	0	357,124	(301,800)	1	3	55,328	24	0
PIMCO StocksPLUS® Fund	22,678	162,736	(75,325)	5,772	7,017	122,878	836	0
PIMCO TRENDS Managed Futures Strategy Fund	0	67,089	(4,000)	54	4,474	67,617	89	0
PIMCO Total Return Fund	19,897	214	0	0	523	20,634	214	0
PIMCO Unconstrained Bond Fund	87,142	486	(8,000)	(343)	1,989	81,274	486	0
Totals	$1,043,080	$805,165	$(1,046,546)	$8,692	$24,393	$834,784	$12,286	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of

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interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains

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Notes to Financial Statements (Cont.)

or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

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Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Acquired Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Portfolio to achieve its investment

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Notes to Financial Statements (Cont.)

objective may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Acquired Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. In the normal course of business the Acquired Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio (or Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Fund management. The Portfolio (or Acquired Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair the Portfolio’s performance.

The Portfolio (or Acquired Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (or Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (or Acquired Fund), or, in the case of hedging positions, that the Portfolio’s (or Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (or Acquired Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s (or Acquired Fund) returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Acquired Funds will be exposed to credit risk to parties with whom they trade and will also bear the risk of settlement default. The Acquired Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Acquired Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Acquired Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Acquired Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Acquired Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Acquired Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Acquired Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Acquired Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Acquired Funds. The Acquired Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Acquired Funds subsequently decreases, the Acquired Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Acquired Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master

Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties.

SEMIANNUAL REPORT	JUNE 30, 2014	39

Notes to Financial Statements (Cont.)

The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO

The GMAMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMAMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMAMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMAMA Subsidiary, comprising the entire issued share capital of the GMAMA Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GMAMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMAMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMAMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMAMA Subsidiary to the Portfolio (amounts in thousands).

Date of Incorporation	11/21/2008
Subscription Agreement	01/14/2009

Portfolio Net Assets	$1,286,755
Subsidiary % of Portfolio Net Assets	2.1%

Subsidiary Financial Statement Information
Total assets	$26,696
Total liabilities	3,652
Net assets	23,044
Total income	0
Net investment income (loss)	(115)
Net realized gain (loss)	(8,309)
Net change in unrealized appreciation (depreciation)	12,910
Increase (decrease) in net assets resulting from operations	$4,486

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $3,144,585.

The GMAMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMAMA Subsidiary’s portfolio pursuant to which the GMAMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMAMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMA Subsidiary is in place. The waiver is reflected

SEMIANNUAL REPORT	JUNE 30, 2014	41

Notes to Financial Statements (Cont.)

on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $127,225.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$12,308	$36,419

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,952,354	$1,705,183	$892,233	$867,838

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	166	$2,092
Administrative Class	292	3,439	2,406	29,507
Advisor Class	693	7,868	10,662	127,248
Issued as reinvestment of distributions
Institutional Class	1	13	5	57
Administrative Class	154	1,809	953	11,149
Advisor Class	525	6,178	3,639	42,793
Cost of shares redeemed
Institutional Class	(1)	(8)	(19)	(219)
Administrative Class	(4,123)	(47,012)	(5,434)	(63,804)
Advisor Class	(19,781)	(226,884)	(30,984)	(367,110)
Net increase (decrease) resulting from Portfolio share transactions	(22,240)	$(254,597)	(18,606)	$(218,287)

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 89% of the Portfolio. One shareholder is a related party to the portfolio and comprises 19% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,491,614	$54,903	$(4,633)	$50,270

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	43

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Dain Rausher, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MSB	Mitsubishi Trust & Bank	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.
FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	FTSE	Financial Times Stock Exchange
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	EAFE	Europe, Australasia, and Far East Stock Index	KOSPI	Korea Composite Stock Price Index

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International

44	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT33SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Global Multi-Asset Managed Allocation Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio or an Acquired Fund invests in emerging market debt, both may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

4	PIMCO VARIABLE INSURANCE TRUST

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Global Multi-Asset Mana
ged Allocation Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Mutual Funds	47.7%
U.S. Treasury Obligations	21.8%
Exchange-Traded Funds	9.8%
Short-Term Instruments‡	8.7%
Sovereign Issues	5.8%
Other	6.2%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Global Multi-Asset Managed Allocation Portfolio Institutional Class	6.05%	6.58%	0.61%
MSCI World Index±	6.18%	24.05%	17.28%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	5.34%	15.93%	11.14%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.48% for Institutional Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,060.50	$1,022.36
Expenses Paid During Period†	$2.50	$2.46
Net Annualized Expense Ratio††	0.49%	0.49%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Managed Allocation Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»

Tail-risk hedges, in the form of put options on U.S. equities which seek to limit portfolio losses amid large market declines, detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

»	Holdings of developed market equities benefited performance as the MSCI World Index posted positive returns during the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted positive performance during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) exposure to the U.S. and Australia benefited performance as sovereign yields in both countries fell during the reporting period.

»	Exposure to real estate investment trusts (“REITs”) benefited performance as REITs generally posted positive returns over the reporting period.

»	Holdings of inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS generally posted positive returns during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Managed Allocation Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$11.34		$12.71	$12.68
Net investment income (a)	0.14		0.34	0.31
Net realized/unrealized gain (loss)	0.54		(1.31)	0.12
Total income (loss) from investment operations	0.68		(0.97)	0.43
Dividends from net investment income	(0.08)		(0.30)	(0.35)
Distributions from net realized capital gains	0.00		0.00	(0.05)
Tax basis return of capital	0.00		(0.10)	0.00
Total distributions	(0.08)		(0.40)	(0.40)
Net asset value end of year or period	$11.94		$11.34	$12.71
Total return	6.05%		(7.68)%	3.50%
Net assets end of year or period (000s)	$1,835		$1,737	$13
Ratio of expenses to average net assets	0.49	%*	0.53%	0.52	%*
Ratio of expenses to average net assets excluding waivers	0.98	%*	0.99%	1.02	%*
Ratio of expenses to average net assets excluding interest expense	0.48	%*	0.52%	0.52	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.97	%*	0.98%	1.02	%*
Ratio of net investment income to average net assets	2.37	%*	2.86%	3.66	%*
Portfolio turnover rate	189	%**	116%**	133	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Managed Allocation Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$707,100
Investments in Affiliates	834,784
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,801
Over the counter	18,958
Cash	78
Deposits with counterparty	121
Foreign currency, at value	9,332
Receivable for investments sold	605,147
Receivable for investments sold on a delayed-delivery basis	2,337
Receivable for Portfolio shares sold	20
Interest and dividends receivable	4,840
Dividends receivable from Affiliates	2,493
Reimbursement receivable from PIMCO	14
Other assets	87
2,192,112

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,284
Payable for sale-buyback transactions	377,034
Payable for short sales	186,218
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,265
Over the counter	14,979
Payable for investments purchased	301,842
Payable for investments in Affiliates purchased	2,329
Deposits from counterparty	13,200
Payable for Portfolio shares redeemed	1,353
Accrued investment advisory fees	562
Accrued supervisory and administrative fees	56
Accrued distribution fees	203
Accrued servicing fees	32
905,357

Net Assets	$1,286,755

Net Assets Consist of:
Paid in capital	$1,346,078
(Overdistributed) net investment income	(31,546)
Accumulated net realized (loss)	(66,462)
Net unrealized appreciation	38,685
$1,286,755

Net Assets:
Institutional Class	$1,835
Administrative Class	276,371
Advisor Class	1,008,549

Shares Issued and Outstanding:
Institutional Class	154
Administrative Class	23,149
Advisor Class	84,150

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.94
Administrative Class	11.94
Advisor Class	11.99

Cost of Investments in Securities	$695,431
Cost of Investments in Affiliates	$794,310
Cost of Foreign Currency Held	$9,300
Proceeds Received on Short Sales	$185,669
Cost or Premiums of Financial Derivative Instruments, net	$14,259

* Includes repurchase agreements of:	$6,477

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Managed Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$4,386
Dividends	2,178
Dividends from Investments in Affiliates	12,286
Miscellaneous income	1
Total Income	18,851

Expenses:
Investment advisory fees	6,077
Supervisory and administrative fees	370
Servicing fees - Administrative Class	209
Distribution and/or servicing fees - Advisor Class	1,314
Trustee fees	5
Interest expense	95
Total Expenses	8,070
Waiver and/or Reimbursement by PIMCO	(3,272)
Net Expenses	4,798

Net Investment Income	14,053

Net Realized Gain (Loss):
Investments in securities	(37,156)
Investments in Affiliates	8,692
Exchange-traded or centrally cleared financial derivative instruments	16,342
Over the counter financial derivative instruments	4,147
Foreign currency	(417)
Net Realized (Loss)	(8,392)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	55,716
Investments in Affiliates	24,393
Exchange-traded or centrally cleared financial derivative instruments	(4,943)
Over the counter financial derivative instruments	(5,706)
Foreign currency assets and liabilities	(174)
Net Change in Unrealized Appreciation	69,286
Net Gain	60,894

Net Increase in Net Assets Resulting from Operations	$74,947

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Managed Allocation Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$14,053	$39,509
Net realized (loss)	(8,392)	(123,356)
Net change in unrealized appreciation (depreciation)	69,286	(60,876)
Net increase (decrease) resulting from operations	74,947	(144,723)

Distributions to Shareholders:
From net investment income
Institutional Class	(13)	(44)
Administrative Class	(1,809)	(8,238)
Advisor Class	(6,178)	(31,226)
Tax basis return of capital
Institutional Class	0	(13)
Administrative Class	0	(2,911)
Advisor Class	0	(11,567)

Total Distributions	(8,000)	(53,999)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(254,597)	(218,287)

Total (Decrease) in Net Assets	(187,650)	(417,009)

Net Assets:
Beginning of period	1,474,405	1,891,414
End of period*	$1,286,755	$1,474,405

* Including (overdistributed) net investment income of:	$(31,546)	$(37,599)

**	See Note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 54.9%

CORPORATE BONDS & NOTES 3.6%

BANKING & FINANCE 3.1%
Ally Financial, Inc.
2.750% due 01/30/2017		$4,400	$4,460
4.625% due 06/26/2015		1,100	1,137
5.500% due 02/15/2017		1,600	1,737
6.750% due 12/01/2014		100	102
8.300% due 02/12/2015		200	209
Bankia S.A.
0.532% due 01/25/2016	EUR	200	271
3.500% due 01/17/2019		2,700	3,932
4.375% due 02/14/2017		300	441
Barclays Bank PLC
7.625% due 11/21/2022		$3,500	3,990
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,400	3,968
Credit Suisse
6.500% due 08/08/2023		$3,400	3,782
International Lease Finance Corp.
5.750% due 05/15/2016		675	724
8.625% due 09/15/2015		1,600	1,736
8.750% due 03/15/2017		6,100	7,103
KBC Bank NV
8.000% due 01/25/2023		3,400	3,888
SLM Corp.
6.250% due 01/25/2016		1,600	1,706
Springleaf Finance Corp.
5.400% due 12/01/2015		200	211

			39,397

INDUSTRIALS 0.5%
DISH DBS Corp.
7.125% due 02/01/2016		1,900	2,059
7.750% due 05/31/2015		200	212
MGM Resorts International
6.625% due 07/15/2015		300	316
7.500% due 06/01/2016		900	995
7.625% due 01/15/2017		700	793
10.000% due 11/01/2016		100	119
New York Times Co.
5.000% due 03/15/2015		2,000	2,050
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		300	406

			6,950

Total Corporate Bonds & Notes (Cost $45,127)			46,347

U.S. TREASURY OBLIGATIONS 26.1%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (i)		52	47
2.125% due 02/15/2040		4,497	5,713
2.125% due 02/15/2041 (h)(i)(k)		8,010	10,255
2.375% due 01/15/2025 (i)		252	304
U.S. Treasury Notes
0.109% due 04/30/2016 †		2,000	2,001
0.250% due 08/31/2014		287	287
0.250% due 09/15/2014		400	400
0.250% due 10/31/2014 †		1,500	1,501
0.250% due 11/30/2014 (i)†		200	200
0.250% due 01/15/2015 (i)†		2,300	2,302
0.250% due 01/31/2015 †		100	100
0.375% due 11/15/2014 †		100	100
0.500% due 10/15/2014		1,200	1,202
0.625% due 07/15/2014		1,500	1,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 04/30/2019 (h)(i)(k)		$30,200	$30,253
2.250% due 04/30/2021 (h)(f)(i)(k)		274,800	277,441
2.750% due 02/15/2024 (f)		2,400	2,453

Total U.S. Treasury Obligations (Cost $336,463)			336,059

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Assets Trust
0.342% due 09/25/2046		1,735	1,275
Residential Accredit Loans, Inc. Trust
0.332% due 06/25/2046		383	178
Structured Adjustable Rate Mortgage Loan Trust
5.052% due 01/25/2036 ^		1,521	1,179

Total Mortgage-Backed Securities (Cost $2,368)			2,632

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.302% due 07/25/2036		1,359	1,193

Total Asset-Backed Securities (Cost $1,069)			1,193

SOVEREIGN ISSUES 7.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	21,817	9,047
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	15,053	2,789
Slovenia Government International Bond
5.250% due 02/18/2024		$1,800	1,944
5.850% due 05/10/2023		2,400	2,706
Spain Government International Bond
3.800% due 04/30/2024 (f)	EUR	27,700	41,596
4.400% due 10/31/2023		11,400	17,945
5.400% due 01/31/2023		7,900	13,298

Total Sovereign Issues (Cost $85,463)			89,325

		SHARES
COMMON STOCKS 0.9%

CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		12,011	97

FINANCIALS 0.9%
Barclays PLC		798,100	2,907
BNP Paribas S.A.		45,954	3,118
Intesa Sanpaolo SpA		953,390	2,945
Societe Generale S.A.		54,798	2,870

			11,840

Total Common Stocks (Cost $13,101)			11,937

EXCHANGE-TRADED FUNDS 8.3%
iShares China Large Cap Index ETF		348,000	12,890
iShares MSCI EAFE ETF		328,537	22,462
iShares MSCI Emerging Markets ETF		258,892	11,192
Vanguard FTSE Emerging Markets ETF		1,409,267	60,782

Total Exchange-Traded Funds (Cost $103,130)			107,326

		SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 2.6%

FINANCIALS 2.6%
Apartment Investment & Management Co. ‘A’ (h)		208,586	$6,731
Equity Residential (h)		106,859	6,732
Essex Property Trust, Inc. (h)		37,084	6,857
Home Properties, Inc. (h)		102,777	6,574
Post Properties, Inc. (h)		130,163	6,959

Total Real Estate Investment Trusts (Cost $30,068)			33,853

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.1%

REPURCHASE AGREEMENTS (e) 0.5%
			6,477

SHORT-TERM NOTES 2.3%
Fannie Mae
0.065% due 10/02/2014 †		$2,000	2,000
0.120% due 09/24/2014 †		200	200
Federal Home Loan Bank
0.056% due 07/30/2014		210	210
0.077% due 10/17/2014 †		300	300
0.078% due 10/08/2014 †		1,300	1,300
0.090% due 07/18/2014		4,700	4,700
0.097% due 09/19/2014 †		700	700
0.100% due 07/30/2014 †		5,200	5,199
0.120% due 03/06/2015 †		700	699
Freddie Mac
0.055% due 09/02/2014 †		600	600
0.060% due 09/11/2014 †		200	200
0.065% due 09/10/2014 †		5,800	5,800
0.075% due 10/24/2014 †		2,200	2,200
0.080% due 11/21/2014		800	800
0.090% due 01/08/2015		1,000	999
0.100% due 10/24/2014 †		300	300
0.130% due 06/09/2015 †		3,200	3,196

			29,403

GREECE TREASURY BILLS 1.3%
2.736% due 11/07/2014	EUR	12,500	17,030

U.S. TREASURY BILLS 2.0%
0.043% due 07/03/2014 - 12/26/2014 (b)(f)(i)(k)†		$25,520	25,518

Total Short-Term Instruments (Cost $78,642)			78,428

Total Investments in Securities (Cost $695,431)			707,100

		SHARES
INVESTMENTS IN AFFILIATES 64.9%

MUTUAL FUNDS (d) 57.2%
PIMCO Emerging Markets Corporate Bond Fund		2,344,067	27,496
PIMCO EqS® Dividend Fund		7,345,761	94,099
PIMCO EqS® Emerging Markets Fund		2,177,449	19,706
PIMCO EqS® Long/Short Fund		1,204,894	14,362
PIMCO Income Fund		16,779,728	213,270

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
PIMCO Investment Grade Corporate Bond Fund	3,191,656	$34,183
PIMCO Mortgage Opportunities Fund	3,581,623	39,864
PIMCO StocksPLUS® Fund	11,713,863	122,878
PIMCO Total Return Fund	1,880,946	20,634
PIMCO TRENDS Managed Futures Strategy Fund	6,278,270	67,617
PIMCO Unconstrained Bond Fund	7,186,024	81,274

Total Mutual Funds (Cost $696,336)		735,383

EXCHANGE-TRADED FUNDS 3.4%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	138,000	14,748
PIMCO Diversified Income Exchange-Traded Fund	285,800	14,827
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	284,100	14,484

Total Exchange-Traded Funds (Cost $42,635)		44,059

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio	1,394	$14
PIMCO Short-Term Floating NAV Portfolio III	5,537,220	55,328

Total Short-Term Instruments (Cost $55,339)		55,342

Total Investments in Affiliates (Cost $794,310)		834,784

Total Investments 119.8% (Cost $1,489,741)		$1,541,884

Financial Derivative Instruments (g)(j) 0.4% (Cost or Premiums, net $14,259)		5,515

Other Assets and Liabilities, net (20.2%)		(260,644)

Net Assets 100.0%		$1,286,755

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$4,300	U.S. Treasury Notes 1.625% due 06/30/2019	$(4,387)	$4,300	$4,300
MSC	0.150% †	06/30/2014	07/01/2014	600	U.S. Treasury Bonds 3.125% due 02/15/2042	(613)	600	600
SSB	0.000%	06/30/2014	07/01/2014	677	Freddie Mac 2.000% due 01/30/2023	(693)	677	677
TDM	0.140%	06/30/2014	07/01/2014	900	U.S. Treasury Bonds 4.625% due 02/15/2040	(938)	900	900

Total Repurchase Agreements						$(6,631)	$6,477	$6,477

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RDR	0.110%	04/23/2014	07/11/2014	$(2,284)	$(2,284)

Total Reverse Repurchase Agreements					$(2,284)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.050%	07/01/2014	07/09/2014	$	(2,478)	$(2,480)
	0.140%	07/01/2014	07/16/2014		(23,114)	(23,135)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
	0.200%	06/24/2014	07/01/2014	$	(44,340)	$(44,342)
BPG	0.140%	07/01/2014	07/10/2014		(88,808)	(88,856)
BPS	0.280%	06/12/2014	09/10/2014	EUR	(15,502)	(21,370)
FOB	0.200%	06/24/2014	07/01/2014	$	(86,968)	(86,971)
GSC	0.170%	06/20/2014	07/07/2014		(105,013)	(105,057)
TDM	0.110%	04/24/2014	07/24/2014		(4,819)	(4,823)

Total Sale-Buyback Transactions						$(377,034)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2014 was $188,413 at a weighted average interest rate of 0.114%.
(3)	Payable for sale-buyback transactions includes $247 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	08/01/2044	$77,000	$(81,242)	$(81,424)
DEU	Fannie Mae	4.000%	08/01/2044	12,000	(12,684)	(12,690)
FOB	Fannie Mae	4.000%	07/01/2044	33,000	(34,640)	(35,001)
	Fannie Mae	4.000%	08/01/2044	44,000	(46,524)	(46,528)
MSC	Fannie Mae	4.000%	08/01/2044	10,000	(10,579)	(10,575)

Total Short Sales					$(185,669)	$(186,218)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $380,548 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO Global Multi-Asset Managed Allocation Portfolio
Global/Master Repurchase Agreement
BOS	$4,300	$0	$0	$0	$4,300	$(4,387)	$(87)
RDR	0	(2,284)	0	0	(2,284)	2,313	29
SSB	677	0	0	0	677	(693)	(16)
TDM	900	0	0	0	900	(938)	(38)

Master Securities Forward Transaction Agreement
BCY	0	0	(69,957)	0	(69,957)	69,895	(62)
BOA	0	0	0	(81,424)	(81,424)	0	(81,424)
BPG	0	0	(88,856)	0	(88,856)	88,442	(414)
BPS	0	0	(21,370)	0	(21,370)	21,023	(347)
DEU	0	0	0	(12,690)	(12,690)	0	(12,690)
FOB	0	0	(86,971)	(81,529)	(168,500)	88,562	(79,938)
GSC	0	0	(105,057)	0	(105,057)	104,911	(146)
MSC	0	0	0	(10,575)	(10,575)	0	(10,575)
TDM	0	0	(4,823)	0	(4,823)	4,862	39

PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
MSC	600	0	0	0	600	(613)	(13)

Total Borrowings and Other Financing Transactions	$6,477	$(2,284)	$(377,034)	$(186,218)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - COMEX Gold 100 oz. October Futures †	$1,300.000	09/25/2014	47	$80	$213

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2014	746	$5	$12

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	5,824	$1,544	$664
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	18,983	3,228	628
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	5,675	1,220	408

				$5,992	$1,700

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	192	$922	$1,237
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	642	4,649	729
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	202	1,249	494
Put - CBOE S&P 500 Index	1,900.000	06/19/2015	21	248	207
Put - OSE Nikkei 225 Index	12,500.000	06/12/2015	135	437	344
Call - OSE Nikkei 225 Index	14,500.000	06/12/2015	27	360	347

				$7,865	$3,358

Total Purchased Options				$13,942	$5,283

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. October Futures †	$1,200.000	09/25/2014	47	$(82)	$(18)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	5,824	$(879)	$(373)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	07/19/2014	9,100	(241)	(132)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	18,983	(1,655)	(285)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	5,675	(556)	(165)

				$(3,331)	$(955)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	08/16/2014	333	$(299)	$(223)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	192	(902)	(536)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	642	(2,294)	(290)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	202	(585)	(188)
Put - CBOE S&P 500 Index	1,625.000	06/19/2015	102	(434)	(347)
Call - CBOE S&P 500 Index	1,900.000	06/19/2015	21	(237)	(274)
Put - EUREX Euro Stoxx 50 Index	3,175.000	09/19/2014	862	(606)	(770)
Put - OSE Nikkei 225 Index	14,250.000	08/08/2014	276	(560)	(178)
Put - OSE Nikkei 225 Index	14,500.000	06/12/2015	27	(252)	(220)

				$(6,169)	$(3,026)

Total Written Options				$(9,582)	$(3,999)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude August Futures †	Long	07/2014	67	$(131)	$0	$(63)
Brent Crude September Futures †	Short	08/2014	67	119	52	0
CAC 40 Index July Futures	Long	07/2014	421	(596)	0	(101)
DAX Index September Futures	Long	09/2014	79	(239)	149	0
E-mini S&P 500 Index September Futures	Long	09/2014	1,429	1,253	29	0
Euro STOXX 50 September Futures	Long	09/2014	1,751	(1,218)	169	(96)
Euro-Bund 10-Year Bond September Futures	Short	09/2014	24	(48)	26	(3)
FTSE 100 Index September Futures	Long	09/2014	304	(146)	185	(23)
FTSE China A50 Index July Futures	Long	07/2014	3,309	124	132	0
Nikkei 225 Index September Futures	Short	09/2014	9	4	9	(2)
S&P CNX Nifty Index July Futures	Long	07/2014	891	42	156	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	733	(92)	51	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	746	516	58	0
WTI Crude December Futures †	Long	11/2015	177	132	4	0
WTI Crude September Futures †	Short	08/2014	177	38	55	0

Total Futures Contracts				$(242)	$1,075	$(288)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 67,000	$1,716	$340	$0	$(97)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	38,700	$2,098	$288	$24	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		78,100	3,027	2,099	46	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		72,200	(3,284)	(1,563)	0	(422)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020	$	13,500	377	237	13	0
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		72,700	2,626	2,081	130	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		6,900	(272)	(526)	0	(41)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		39,200	396	(1,598)	0	(226)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		26,100	(2,332)	(1,035)	0	(162)
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	28,000	332	260	38	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		26,500	578	478	36	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		28,500	890	743	46	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	23,600	(4,081)	(2,590)	0	(15)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042	GBP	800	54	(9)	7	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		10,230	(811)	(219)	103	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,080,000	(5,322)	(1,963)	0	(12)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		6,340,000	(2,062)	(624)	0	(3)

						$(7,786)	$(3,941)	$443	$(881)

Total Swap Agreements						$(6,070)	$(3,601)	$443	$(978)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $55,287 have been pledged as collateral as of June 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

(i)	Securities with an aggregate market value of $31,578 and cash of $121 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO Global Multi-Asset Managed Allocation Portfolio (4)	$5,070	$964	$443	$6,477	$(3,981)	$(225)	$(978)	$(5,184)
PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary) (4)	213	111	0	324	(18)	(63)	0	(81)

Total Exchange-Traded or Centrally Cleared	$5,283	$1,075	$443	$6,801	$(3,999)	$(288)	$(978)	$(5,265)

(4)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrange

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2014		AUD	1,868	$		1,754	$0	$(7)
	07/2014		BRL	22,970			10,429	33	0
	07/2014		GBP	600			1,010	0	(17)
	07/2014		HUF	3,133,053		EUR	10,088	0	(22)
	07/2014		INR	122,642	$		1,973	0	(61)
	07/2014		JPY	214,145			2,100	0	(14)
	07/2014		NZD	7,783			6,620	0	(194)
	07/2014		TWD	566,698			18,630	0	(357)
	07/2014	$		702		AUD	750	5	0
	07/2014			10,252		BRL	22,970	145	0
	07/2014			700		CAD	763	15	0
	07/2014			1,700		NOK	10,231	0	(33)
	07/2014			522		NZD	600	2	0
	08/2014		CLP	1,719,438	$		3,064	0	(29)
	08/2014		EUR	8,796			11,914	0	(132)
	08/2014	$		7,359		BRL	16,610	88	0
	10/2014		COP	7,693,075	$		3,922	0	(141)
	10/2014		ZAR	33,977			3,123	0	(16)
	01/2015		BRL	17,316			7,359	0	(89)

BPS	07/2014		EUR	5,102		PLN	21,582	106	0
	07/2014			1,500	$		2,032	0	(22)
	07/2014		JPY	142,761			1,400	0	(9)
	07/2014	$		692		AUD	750	16	0
	07/2014			10,459		HKD	81,079	0	(1)
	07/2014			1,700		NOK	10,223	0	(34)
	07/2014			508		NZD	600	17	0
	08/2014			2,615		AUD	2,782	2	0
	09/2014		SGD	5,223	$		4,180	0	(9)
	10/2014		MXN	170,389			12,953	0	(81)

BRC	07/2014		EUR	750			1,021	0	(6)
	07/2014		GBP	1,800			3,065	0	(15)
	07/2014		HUF	206,612			923	11	0
	07/2014		JPY	142,761			1,400	0	(9)
	07/2014		KRW	11,373,986			10,465	0	(768)
	07/2014	$		350		CAD	381	7	0
	07/2014			5,367		INR	330,285	111	0
	07/2014			13,363		JPY	1,358,551	47	0
	07/2014			2,090		MXN	27,159	0	0
	07/2014			6,603		MYR	21,691	150	0
	07/2014			1,700		NOK	10,331	1	(18)
	07/2014			268		PHP	12,107	10	0
	07/2014			2,080		TWD	62,442	12	0
	08/2014		CHF	2,678	$		3,022	1	0
	08/2014		DKK	7,272			1,358	22	0
	08/2014		EUR	57,027			77,881	0	(221)
	08/2014	$		25,513		CHF	22,424	0	(218)
	08/2014			10		IDR	116,860	0	0
	08/2014			8,309		SEK	54,007	0	(230)
	09/2014		GBP	1,983	$		3,364	0	(28)
	09/2014	$		63,728		GBP	37,952	1,186	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	07/2014		AUD	6,836	$		6,413	$0	$(33)
	07/2014		EUR	1,500			2,032	0	(22)
	07/2014		PHP	97,284			2,156	0	(74)
	07/2014	$		1,244		AUD	1,334	13	0
	07/2014			350		CAD	375	2	0
	07/2014			11,690		INR	720,572	261	0
	07/2014			17,428		JPY	1,773,504	78	0
	08/2014			1,030		CHF	921	9	0
	08/2014			10,674		EUR	7,827	45	0
	09/2014			1,971		SGD	2,470	10	0
	10/2014			2,584		COP	4,930,272	20	0

DUB	07/2014		GBP	600	$		1,010	0	(17)
	07/2014	$		2,111		AUD	2,250	9	0
	07/2014			500		BRL	1,124	7	0
	07/2014			198		IDR	2,343,637	0	(1)
	07/2014			1,241		INR	74,503	0	(5)
	07/2014			850		NOK	5,226	1	0
	08/2014		IDR	9,185,636	$		800	30	0
	08/2014		NOK	44,855			7,561	259	0
	08/2014	$		38,780		EUR	28,409	128	0
	08/2014			1,717		JPY	175,000	11	0
	09/2014		GBP	1,736	$		2,911	0	(58)
	09/2014		PEN	4,907			1,738	0	0
	09/2014	$		127		IDR	1,514,553	0	0
	09/2015			1,547		CNY	9,400	0	(40)

FBF	07/2014		BRL	407	$		185	1	0
	07/2014		EUR	750			1,023	0	(4)
	07/2014		IDR	9,230,092			806	29	0
	07/2014		THB	278,175			8,546	0	(17)
	07/2014	$		691		AUD	750	16	0
	07/2014			182		BRL	407	2	0
	07/2014			858		INR	52,450	12	0
	08/2014			14,258		BRL	32,613	364	0
	01/2015		BRL	33,990	$		14,258	0	(362)

GLM	07/2014		EUR	3,130		PLN	12,958	0	(27)
	07/2014		HUF	1,249,725		EUR	4,017	0	(18)
	07/2014			891,219	$		4,020	84	0
	07/2014		JPY	1,352,154			13,308	0	(39)
	07/2014	$		500		BRL	1,143	16	0
	07/2014			350		CAD	381	7	0
	07/2014			4,960		MXN	64,577	13	(2)
	07/2014			2,071		NZD	2,400	27	0
	08/2014		CHF	934	$		1,046	0	(8)
	08/2014		JPY	293,100			2,892	0	(2)
	08/2014		MXN	71,588			5,435	0	(63)
	08/2014	$		29,555		EUR	21,776	269	0
	08/2014			5,223		NOK	32,054	0	(5)
	10/2014			1,332		MXN	17,504	7	0

HUS	07/2014		EUR	8,976		PLN	37,868	155	0
	07/2014		INR	351,876	$		5,849	13	0
	07/2014	$		3,153		NZD	3,624	20	0
	08/2014		NZD	3,624	$		3,143	0	(20)
	08/2014	$		5,709		RUB	199,057	97	0

JPM	07/2014		BRL	58,458	$		26,115	0	(343)
	07/2014		CNY	11,620			1,876	0	(5)
	07/2014		CZK	32,190			1,623	17	0
	07/2014		EUR	17,970		HUF	5,457,392	0	(507)
	07/2014			1,500	$		2,044	0	(10)
	07/2014		GBP	1,200			2,027	0	(26)
	07/2014		HUF	919,555		EUR	3,010	61	0
	07/2014		INR	126,142	$		2,090	0	(2)
	07/2014		JPY	4,326,003			42,591	0	(112)
	07/2014		KRW	2,059,315			1,968	0	(66)
	07/2014		MXN	54,128			4,160	0	(6)
	07/2014		MYR	3,352			1,040	0	(4)
	07/2014		PLN	51,184		EUR	12,315	41	0
	07/2014			28,229	$		9,271	0	(8)
	07/2014		TRY	8,934			4,170	0	(34)
	07/2014		TWD	732,852			24,387	0	(167)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	07/2014	$		1,407		AUD	1,500	$5	$0
	07/2014			28,041		BRL	61,820	13	(84)
	07/2014			1,050		CAD	1,139	17	0
	07/2014			4,020		HUF	890,561	0	(87)
	07/2014			18,930		INR	1,140,993	135	(140)
	07/2014			22,896		JPY	2,331,955	123	0
	07/2014			5,763		KRW	5,910,283	74	0
	07/2014			400		MXN	5,208	1	0
	07/2014			1,040		MYR	3,349	3	0
	07/2014			850		NOK	5,096	0	(19)
	07/2014			508		NZD	600	17	0
	07/2014			4,170		TRY	8,951	42	0
	07/2014			27,171		TWD	817,033	203	0
	07/2014			2,090		ZAR	22,347	2	0
	07/2014		ZAR	22,192	$		2,090	12	0
	08/2014		BRL	22,977			9,577	0	(726)
	08/2014		RUB	384,900			11,065	0	(161)
	08/2014		TRY	20,185			9,281	0	(160)
	08/2014	$		25,877		BRL	58,458	333	0
	08/2014			41,200		JPY	4,183,310	104	0
	09/2014			4,180		SGD	5,226	11	0
	10/2014			8,640		ZAR	91,040	0	(229)
	10/2014		ZAR	165,194	$		15,054	0	(208)

MSC	07/2014		GBP	600			1,007	0	(20)
	07/2014		HKD	76,086			9,816	2	0
	07/2014	$		1,409		AUD	1,500	3	0
	07/2014			1,500		BRL	3,381	23	0
	07/2014			1,600		MXN	20,802	4	(2)
	07/2014			3,484		MYR	11,490	93	0
	07/2014			1,549		NZD	1,800	25	0
	08/2014		BRL	65,113	$		26,971	0	(2,223)

RBC	07/2014	$		400		MXN	5,223	2	0
	07/2014			6,137		TRY	12,945	0	(46)
	09/2014			28,733		CAD	31,236	484	0
	09/2014			24,697		MXN	321,185	0	(79)

SCX	07/2014		HKD	220,784	$		28,445	0	(34)
	07/2014		MYR	50,004			15,028	0	(540)

SOG	07/2014		AUD	18,698			17,628	0	(3)
	07/2014	$		24,072		AUD	26,068	509	0
	07/2014			2,065		INR	123,962	0	(9)
	07/2014			3,602		NZD	4,159	39	0
	08/2014			17,585		AUD	18,698	3	0

UAG	07/2014		BRL	58,060	$		26,186	51	(142)
	07/2014		IDR	16,541,841			1,425	33	0
	07/2014		INR	1,265,170			20,185	0	(800)
	07/2014		MXN	27,192			2,090	0	(3)
	07/2014	$		25,791		BRL	58,060	487	0
	07/2014			936		HKD	7,258	0	0
	07/2014			13,467		INR	828,901	287	(5)
	07/2014			1,204		KRW	1,280,574	61	0
	07/2014			6,118		THB	199,812	33	0
	08/2014			10,165		BRL	22,979	137	0
	08/2014			3,010		CHF	2,676	9	0
	08/2014			136		IDR	1,612,066	0	0

Total Forward Foreign Currency Contracts								$7,501	$(10,608)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$ 600	$38	$1

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	78,100	$1,353	$892

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		23,800	1,032	183

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		6,000	99	94

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		32,800	8	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	9,500	142	14
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		32,400	451	57

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$	53,400	2,114	1,419

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		38,700	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		98,800	2,084	1,128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		42,550	1,811	1,131

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.560%	07/07/2014		20,000	40	19
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		72,300	1,164	1,132

								$10,303	$6,069

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus USD	$	0.925	07/07/2014	AUD	1,500	$4	$0
	Call - OTC GBP versus USD		1.699	07/10/2014	GBP	1,200	4	17
	Put - OTC NZD versus USD		0.859	07/21/2014	NZD	1,200	3	2
	Put - OTC USD versus JPY	JPY	100.940	07/11/2014	$	1,400	3	3
	Put - OTC USD versus JPY		101.100	07/18/2014		1,400	3	5
	Call - OTC USD versus NOK	NOK	6.099	07/02/2014		1,700	6	11
	Call - OTC USD versus NOK		6.102	07/16/2014		1,700	5	15

BPS	Put - OTC EUR versus USD	$	1.000	05/22/2015	EUR	25,000	787	4

BRC	Put - OTC AUD versus USD		0.872	12/23/2014	AUD	68,622	324	280
	Call - OTC EUR versus USD		1.373	07/22/2014	EUR	1,500	4	6
	Call - OTC GBP versus USD		1.718	07/17/2014	GBP	1,200	4	4
	Call - OTC GBP versus USD		1.716	07/24/2014		1,200	4	7
	Call - OTC USD versus CAD	CAD	1.097	07/15/2014	$	700	1	0
	Put - OTC USD versus JPY	JPY	101.500	07/03/2014		1,400	3	5
	Put - OTC USD versus JPY		100.378	07/25/2014		1,400	3	3
	Call - OTC USD versus NOK	NOK	6.226	07/23/2014		1,700	5	3

CBK	Call - OTC EUR versus USD	$	1.368	07/08/2014	EUR	1,500	5	7
	Call - OTC EUR versus USD		1.368	07/15/2014		1,500	4	9

DUB	Put - OTC EUR versus USD		1.000	05/22/2015		22,700	1,124	4

GLM	Call - OTC USD versus BRL	BRL	2.333	07/03/2014	$	1,000	4	0
	Call - OTC USD versus MXN	MXN	13.090	07/03/2014		800	2	0
	Call - OTC USD versus MXN		13.184	07/10/2014		800	2	0

JPM	Put - OTC AUD versus USD	$	0.927	07/14/2014	AUD	1,500	4	1
	Call - OTC EUR versus USD		1.380	07/01/2014	EUR	1,500	4	0
	Put - OTC NZD versus USD		0.836	07/07/2014	NZD	1,200	3	0
	Call - OTC USD versus BRL	BRL	2.287	07/10/2014	$	1,000	4	0
	Call - OTC USD versus CAD	CAD	1.104	07/02/2014		700	2	0
	Call - OTC USD versus CAD		1.099	07/09/2014		700	1	0
	Call - OTC USD versus CAD		1.082	07/23/2014		700	1	1
	Call - OTC USD versus MXN	MXN	13.190	07/17/2014		800	3	1
	Call - OTC USD versus NOK	NOK	6.072	07/09/2014		1,700	4	19

MSB	Put - OTC AUD versus USD	$	0.930	07/21/2014	AUD	1,500	4	3
	Put - OTC AUD versus USD		0.927	07/28/2014		1,500	4	4
	Call - OTC GBP versus USD		1.694	07/03/2014	GBP	1,200	4	22
	Put - OTC NZD versus USD		0.855	07/14/2014	NZD	1,200	3	1
	Put - OTC NZD versus USD		0.861	07/28/2014		1,200	3	3
	Call - OTC USD versus BRL	BRL	2.291	07/17/2014	$	1,000	4	1
	Call - OTC USD versus BRL		2.266	07/24/2014		1,000	4	4
	Call - OTC USD versus MXN	MXN	13.230	07/24/2014		800	2	1

UAG	Call - OTC USD versus INR	INR	60.340	07/02/2014		200	1	0
	Call - OTC USD versus INR		60.250	07/08/2014		200	1	1
	Call - OTC USD versus INR		61.750	07/15/2014		200	1	0
	Call - OTC USD versus INR		61.350	07/22/2014		200	1	0

							$2,362	$447

Total Purchased Options							$12,703	$6,517

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$160.000	11/10/2015	$	600	$(38)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	90,900	$(1,138)	$(192)

GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	19,000	(143)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		64,800	(451)	(36)

								$(1,732)	$(236)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	EUR	4,300	$(15)	$(2)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	09/17/2014		9,300	(24)	(11)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,000	(7)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		1,100	(3)	(1)

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		2,200	(7)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,600	(5)	(1)

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		5,800	(18)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,800	(7)	(1)

							$(86)	$(23)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.946	07/07/2014	AUD	1,500	$(3)	$(3)
	Put - OTC GBP versus USD		1.668	07/10/2014	GBP	1,200	(4)	0
	Call - OTC NZD versus USD		0.880	07/21/2014	NZD	1,200	(3)	(4)
	Call - OTC USD versus JPY	JPY	103.140	07/11/2014	$	1,400	(3)	0
	Call - OTC USD versus JPY		103.060	07/18/2014		1,400	(3)	(1)
	Put - OTC USD versus NOK	NOK	5.923	07/02/2014		1,700	(5)	0
	Put - OTC USD versus NOK		5.967	07/16/2014		1,700	(4)	0

BRC	Call - OTC AUD versus USD		$0.965	12/23/2014	AUD	68,622	(324)	(374)
	Put - OTC EUR versus USD		1.349	07/22/2014	EUR	1,500	(4)	(1)
	Put - OTC GBP versus USD		1.689	07/17/2014	GBP	1,200	(4)	(1)
	Put - OTC GBP versus USD		1.685	07/24/2014		1,200	(4)	(1)
	Put - OTC USD versus CAD	CAD	1.079	07/15/2014	$	700	(1)	(8)
	Call - OTC USD versus JPY	JPY	103.570	07/03/2014		1,400	(3)	0
	Call - OTC USD versus JPY		102.384	07/25/2014		1,400	(3)	(2)
	Put - OTC USD versus NOK	NOK	6.078	07/23/2014		1,700	(4)	(4)

CBK	Put - OTC EUR versus USD		$1.340	07/08/2014	EUR	1,500	(5)	0
	Put - OTC EUR versus USD		1.341	07/15/2014		1,500	(5)	0

GLM	Put - OTC USD versus BRL	BRL	2.247	07/03/2014	$	1,000	(3)	(15)
	Put - OTC USD versus JPY	JPY	100.000	08/14/2014		13,100	(88)	(43)
	Put - OTC USD versus MXN	MXN	12.768	07/03/2014		800	(2)	0
	Put - OTC USD versus MXN		12.864	07/10/2014		800	(2)	(1)

JPM	Call - OTC AUD versus USD		$0.948	07/14/2014	AUD	1,500	(3)	(3)
	Put - OTC EUR versus USD		1.346	07/01/2014	EUR	1,500	(5)	0
	Call - OTC NZD versus USD		0.857	07/07/2014	NZD	1,200	(3)	(21)
	Put - OTC USD versus BRL	BRL	2.215	07/10/2014	$	1,000	(3)	(5)
	Put - OTC USD versus CAD	CAD	1.082	07/02/2014		700	(1)	(10)
	Put - OTC USD versus CAD		1.079	07/09/2014		700	(1)	(8)
	Put - OTC USD versus CAD		1.065	07/23/2014		700	(1)	(2)
	Put - OTC USD versus MXN	MXN	12.880	07/17/2014		800	(2)	(1)
	Put - OTC USD versus NOK	NOK	5.927	07/09/2014		1,700	(4)	0

MSB	Call - OTC AUD versus USD		$0.951	07/21/2014	AUD	1,500	(3)	(3)
	Call - OTC AUD versus USD		0.949	07/28/2014		1,500	(3)	(3)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC GBP versus USD		$1.662	07/03/2014	GBP	1,200	$(4)	$0
	Call - OTC NZD versus USD		0.877	07/14/2014	NZD	1,200	(3)	(4)
	Call - OTC NZD versus USD		0.884	07/28/2014		1,200	(3)	(3)
	Put - OTC USD versus BRL	BRL	2.219	07/17/2014	$	1,000	(3)	(7)
	Put - OTC USD versus BRL		2.192	07/24/2014		1,000	(4)	(3)
	Put - OTC USD versus MXN	MXN	12.914	07/24/2014		800	(2)	(3)

UAG	Put - OTC USD versus INR	INR	58.650	07/02/2014		200	(1)	0
	Put - OTC USD versus INR		58.700	07/08/2014		200	(1)	0
	Put - OTC USD versus INR		59.820	07/15/2014		200	(1)	(1)
	Put - OTC USD versus INR		59.650	07/22/2014		200	(1)	(1)

							$(529)	$(536)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 07/01/2044	$	105.453	07/07/2014	$40,000	$(69)	$(254)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$1,100	$(8)	$(7)

Total Written Options						$(2,462)	$(1,058)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premiums
Balance at Beginning of Period	0	$908,700	AUD	5,000	EUR	162,600	GBP	4,000	JPY	0	NZD	900	$(5,005)
Sales	67,171	288,471		105,852		229,800		28,500		100,000		33,200	(23,253)
Closing Buys	(23,218)	(53,632)		(4,930)		(45,200)		0		(42,654)		0	9,674
Expirations	(1,667)	(954,139)		(21,200)		(220,700)		(25,500)		(57,346)		(19,900)	6,379
Exercised	0	(20,500)		(10,100)		(8,600)		(2,200)		0		(9,400)	161

Balance at End of Period	42,286	$168,900	AUD	74,622	EUR	117,900	GBP	4,800	JPY	0	NZD	4,800	$(12,044)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Receive	WTI Crude May Futures †	$93.640	05/19/2015	156,000	$0	$638	$638	$0

GST	Receive	Corn December Futures †	447.250	10/24/2014	2,020,000	0	(444)	0	(444)
	Receive	GCQ4 Index †	1,245.000	07/30/2014	11,300	0	870	870	0
	Receive	GCQ4 Index †	1,253.000	07/30/2014	3,000	0	207	207	0
	Pay	Soybean November Futures †	1,224.250	10/24/2014	760,000	0	509	509	0

						$0	$1,780	$2,224	$(444)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	New York Times Co.	(1.000%	)	03/20/2015	0.095%	$	2,000	$116	$(129)	$0	$(13)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.545%	$16,400	$(60)	$392	$332	$0

BPS	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	200	(2)	1	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Italy Government International Bond	1.000%	12/20/2016	0.594%	$4,000	$(21)	$63	$42	$0

CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.297%	7,200	(133)	309	176	0
	China Government International Bond	1.000%	12/20/2016	0.299%	3,200	(152)	208	56	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%	500	(42)	28	0	(14)

DUB	China Government International Bond	1.000%	12/20/2016	0.299%	1,300	(66)	89	23	0
	Italy Government International Bond	1.000%	12/20/2016	0.594%	4,000	(20)	61	41	0
	Spain Government International Bond	1.000%	12/20/2016	0.387%	4,000	(4)	65	61	0
	Venezuela Government International Bond	5.000%	03/20/2015	6.121%	759	2	(7)	0	(5)

FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%	600	9	21	30	0
	China Government International Bond	1.000%	12/20/2016	0.299%	800	(38)	52	14	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	6,200	(21)	147	126	0

GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.070%	200	(7)	17	10	0
	Brazil Government International Bond	1.000%	12/20/2015	0.454%	3,900	(11)	44	33	0

HUS	Russia Government International Bond	1.000%	03/20/2019	1.662%	400	(33)	21	0	(12)

MYC	Spain Government International Bond	1.000%	12/20/2016	0.387%	5,400	(2)	86	84	0

RYL	China Government International Bond	1.000%	12/20/2016	0.299%	3,400	(158)	218	60	0

						$(759)	$1,815	$1,088	$(32)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	900	$0	$(23)	$0	$(23)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		40,000	408	(1,188)	0	(780)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		2,700	5	(64)	0	(59)

CBK	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	35,200	0	355	355	0

FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	8,800	(12)	(177)	0	(189)

GLM	Pay	1-Year BRL-CDI	12.560%	01/04/2021		19,700	64	141	205	0

MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017		63,800	(157)	(1,294)	0	(1,451)

NGF	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016	$	18,700	0	188	188	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,900	(7)	(78)	0	(85)

							$301	$(2,140)	$748	$(2,587)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	KOSPI 200 Index	129,000,000	3-Month USD-LIBOR plus a specified spread	09/11/2014	KRW	33,853,802	$(237)	$0	$(237)
	Receive	TWSE Index	23,400	3-Month USD-LIBOR plus a specified spread	07/16/2014	TWD	211,753	109	109	0

FBF	Pay	IOS.FN.350.12 Index	127,343	7.000%	01/12/2043	$	9,656	11	11	0

								$(117)	$120	$(237)

(5)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$ 15,424	$0	$760	$760	$0

Total Swap Agreements						$(342)	$1,969	$4,940	$(3,313)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(k)	Securities with an aggregate market value of $4,017 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
PIMCO Global Multi-Asset Managed Allocation Portfolio
BOA	$288	$945	$441	$1,674	$(1,112)	$(8)	$(1,099)	$(2,219)	$(545)	$545	$0
BPS	141	4	0	145	(156)	(2)	(1)	(159)	(14)	0	(14)
BRC	1,558	308	42	1,908	(1,513)	(645)	(13)	(2,171)	(263)	348	85
CBK	438	199	587	1,224	(129)	(205)	(14)	(348)	876	(790)	86
DUB	445	98	125	668	(121)	0	(5)	(126)	542	(540)	2
FBF	424	0	181	605	(383)	0	(189)	(572)	33	0	33
GLM	423	71	205	699	(164)	(103)	0	(267)	432	(360)	72
GST	0	0	803	803	0	(3)	0	(3)	800	(1,350)	(550)
HUS	285	0	0	285	(20)	0	(12)	(32)	253	(350)	(97)
JPM	1,214	1,441	0	2,655	(3,104)	(62)	0	(3,166)	(511)	431	(80)
MSB	0	39	0	39	0	(26)	0	(26)	13	2,143	2,156
MSC	150	0	0	150	(2,245)	0	0	(2,245)	(2,095)	(5)	(2,100)
MYC	0	2,259	84	2,343	0	0	(1,451)	(1,451)	892	(1,949)	(1,057)
NGF	0	1,151	188	1,339	0	0	0	0	1,339	(1,561)	(222)
RBC	486	0	0	486	(125)	0	0	(125)	361	(270)	91
RYL	0	0	60	60	0	0	0	0	60	(30)	30
SCX	0	0	0	0	(574)	0	0	(574)	(574)	551	(23)
SOG	551	0	0	551	(12)	0	0	(12)	539	(510)	29
UAG	1,098	1	0	1,099	(950)	(2)	(85)	(1,037)	62	0	62

PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
DUB	0	0	638	638	0	0	0	0	638	(690)	(52)
GST	0	0	1,586	1,586	0	0	(444)	(444)	1,142	(2,420)	(1,278)
MYC	0	1	0	1	0	(2)	0	(2)	(1)	0	(1)

Total Over the Counter	$7,501	$6,517	$4,940	$18,958	$(10,608)	$(1,058)	$(3,313)	$(14,979)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$213	$0	$5,058	$0	$12	$5,283
Futures	111	0	829	0	135	1,075
Swap Agreements	0	0	0	0	443	443

	$324	$0	$5,887	$0	$590	$6,801

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,501	$0	$7,501
Purchased Options	1	0	0	447	6,069	6,517
Swap Agreements	2,224	1,088	869	0	759	4,940

	$2,225	$1,088	$869	$7,948	$6,828	$18,958

	$2,549	$1,088	$6,756	$7,948	$7,418	$25,759

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$18	$0	$3,981	$0	$0	$3,999
Futures	63	0	222	0	3	288
Swap Agreements	0	97	0	0	881	978

	$81	$97	$4,203	$0	$884	$5,265

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,608	$0	$10,608
Written Options	2	23	0	536	497	1,058
Swap Agreements	444	45	237	0	2,587	3,313

	$446	$68	$237	$11,144	$3,084	$14,979

	$527	$165	$4,440	$11,144	$3,968	$20,244

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(252)	$0	$2,832	$0	$(32)	$2,548
Written Options	203	0	3,545	0	0	3,748
Futures	4,041	0	13,915	0	(580)	17,376
Swap Agreements	0	(1,113)	0	0	(6,217)	(7,330)

	$3,992	$(1,113)	$20,292	$0	$(6,829)	$16,342

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,376	$0	$5,376
Purchased Options	0	0	(71)	(1,063)	(6,699)	(7,833)
Written Options	0	330	2,024	1,128	3,452	6,934
Swap Agreements	(1,873)	(1,492)	364	0	2,671	(330)

	$(1,873)	$(1,162)	$2,317	$5,441	$(576)	$4,147

	$2,119	$(2,275)	$22,609	$5,441	$(7,405)	$20,489

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$133	$0	$(9,174)	$0	$7	$(9,034)
Written Options	64	0	5,519	0	0	5,583
Futures	(641)	0	(1,098)	0	4,136	2,397
Swap Agreements	0	1,725	0	0	(5,614)	(3,889)

	$(444)	$1,725	$(4,753)	$0	$(1,471)	$(4,943)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,294)	$0	$(8,294)
Purchased Options	0	0	0	170	(1,197)	(1,027)
Written Options	1	59	0	(184)	(1,263)	(1,387)
Swap Agreements	1,780	2,645	(205)	0	782	5,002

	$1,781	$2,704	$(205)	$(8,308)	$(1,678)	$(5,706)

	$1,337	$4,429	$(4,958)	$(8,308)	$(3,149)	$(10,649)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$39,397	$0	$39,397
Industrials	0	6,950	0	6,950
U.S. Treasury Obligations	0	336,059	0	336,059
Mortgage-Backed Securities	0	2,632	0	2,632
Asset-Backed Securities	0	1,193	0	1,193
Sovereign Issues	0	89,325	0	89,325
Common Stocks
Consumer Discretionary	97	0	0	97
Financials	11,840	0	0	11,840
Exchange-Traded Funds	107,326	0	0	107,326
Real Estate Investment Trusts
Financials	33,853	0	0	33,853
Short-Term Instruments
Repurchase Agreements	0	6,477	0	6,477
Short-Term Notes	0	29,403	0	29,403
Greece Treasury Bills	0	17,030	0	17,030
U.S. Treasury Bills	0	25,518	0	25,518
	$153,116	$553,984	$0	$707,100

Investments in Affiliates, at Value
Mutual Funds	735,383	0	0	735,383
Exchange-Traded Funds	44,059	0	0	44,059

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$55,342	$0	$0	$55,342
	$834,784	$0	$0	$834,784

Total Investments	$987,900	$553,984	$0	$1,541,884

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(186,218)	$0	$(186,218)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,288	5,513	0	6,801
Over the counter	0	18,958	0	18,958
	$1,288	$24,471	$0	$25,759

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(306)	(4,959)	0	(5,265)
Over the counter	0	(14,972)	(7)	(14,979)
	$(306)	$(19,931)	$(7)	$(20,244)

Totals	$988,882	$372,306	$(7)	$1,361,181

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25%

of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II, Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMAMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are

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recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not

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necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value   When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose

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principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2014 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$14,678	$0	$0	$0	$70	$14,748	$314	$0
PIMCO Diversified Income Exchange-Traded Fund	0	14,331	0	0	496	14,827	189	0
PIMCO Emerging Local Bond Fund	58,944	650	(60,083)	(6,367)	6,856	0	782	0
PIMCO Emerging Markets Corporate Bond Fund	28,906	562	(3,000)	(52)	1,080	27,496	561	0
PIMCO EqS Pathfinder Fund®	83,465	0	(80,954)	13,202	(15,713)	0	0	0
PIMCO EqS® Dividend Fund	106,472	1,708	(17,800)	728	2,991	94,099	1,728	0
PIMCO EqS® Emerging Markets Fund	95,832	13,099	(88,600)	(2,907)	2,282	19,706	0	0
PIMCO EqS® Long/Short Fund	14,386	0	0	0	(24)	14,362	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	13,632	0	0	852	14,484	99	0
PIMCO Income Fund	226,248	5,732	(26,500)	(238)	8,028	213,270	5,766	0
PIMCO Investment Grade Corporate Bond Fund	41,367	683	(9,500)	(657)	2,290	34,183	683	0
PIMCO Mortgage Opportunities Fund	13,968	25,471	0	0	425	39,864	467	0
PIMCO RealEstateRealReturn Strategy Fund	3,413	0	(3,654)	(482)	723	0	0	0
PIMCO Short-Term Floating NAV Portfolio	225,684	141,648	(367,330)	(19)	31	14	48	0
PIMCO Short-Term Floating NAV Portfolio III	0	357,124	(301,800)	1	3	55,328	24	0
PIMCO StocksPLUS® Fund	22,678	162,736	(75,325)	5,772	7,017	122,878	836	0
PIMCO TRENDS Managed Futures Strategy Fund	0	67,089	(4,000)	54	4,474	67,617	89	0
PIMCO Total Return Fund	19,897	214	0	0	523	20,634	214	0
PIMCO Unconstrained Bond Fund	87,142	486	(8,000)	(343)	1,989	81,274	486	0
Totals	$1,043,080	$805,165	$(1,046,546)	$8,692	$24,393	$834,784	$12,286	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of

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interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains

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Notes to Financial Statements (Cont.)

or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

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Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Investments in Mutual Funds  To the extent that the Portfolio invests substantially all of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Acquired Funds”), the risks associated with investing in the Portfolio will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Portfolio to achieve its investment

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Notes to Financial Statements (Cont.)

objective may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of the Portfolio will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Acquired Fund will depend upon the extent to which the assets of the Portfolio are allocated from time to time for investment in the Acquired Funds, which will vary. Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The Portfolio’s investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. In the normal course of business the Acquired Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Portfolio’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio (or Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Fund management. The Portfolio (or Acquired Fund) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair the Portfolio’s performance.

The Portfolio (or Acquired Fund) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio (or Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio (or Acquired Fund), or, in the case of hedging positions, that the Portfolio’s (or Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s (or Acquired Fund’s) investments in foreign currency denominated securities may reduce the Portfolio’s (or Acquired Fund) returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic

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conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Acquired Funds will be exposed to credit risk to parties with whom they trade and will also bear the risk of settlement default. The Acquired Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Acquired Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Acquired Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Acquired Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Acquired Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Acquired Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Acquired Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Acquired Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Acquired Funds. The Acquired Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Acquired Funds subsequently decreases, the Acquired Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Acquired Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements, with select counterparties (“Master Agreements”). Master

Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties.

SEMIANNUAL REPORT	JUNE 30, 2014	39

Notes to Financial Statements (Cont.)

The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO

The GMAMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMAMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMAMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMAMA Subsidiary, comprising the entire issued share capital of the GMAMA Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GMAMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMAMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMAMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMAMA Subsidiary to the Portfolio (amounts in thousands).

Date of Incorporation	11/21/2008
Subscription Agreement	01/14/2009

Portfolio Net Assets	$1,286,755
Subsidiary % of Portfolio Net Assets	2.1%

Subsidiary Financial Statement Information
Total assets	$26,696
Total liabilities	3,652
Net assets	23,044
Total income	0
Net investment income (loss)	(115)
Net realized gain (loss)	(8,309)
Net change in unrealized appreciation (depreciation)	12,910
Increase (decrease) in net assets resulting from operations	$4,486

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2015, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $3,144,585.

The GMAMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMAMA Subsidiary’s portfolio pursuant to which the GMAMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMAMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMA Subsidiary is in place. The waiver is reflected

SEMIANNUAL REPORT	JUNE 30, 2014	41

Notes to Financial Statements (Cont.)

on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2014, the amount was $127,225.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$12,308	$36,419

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,952,354	$1,705,183	$892,233	$867,838

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	166	$2,092
Administrative Class	292	3,439	2,406	29,507
Advisor Class	693	7,868	10,662	127,248
Issued as reinvestment of distributions
Institutional Class	1	13	5	57
Administrative Class	154	1,809	953	11,149
Advisor Class	525	6,178	3,639	42,793
Cost of shares redeemed
Institutional Class	(1)	(8)	(19)	(219)
Administrative Class	(4,123)	(47,012)	(5,434)	(63,804)
Advisor Class	(19,781)	(226,884)	(30,984)	(367,110)
Net increase (decrease) resulting from Portfolio share transactions	(22,240)	$(254,597)	(18,606)	$(218,287)

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 89% of the Portfolio. One shareholder is a related party to the portfolio and comprises 19% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,491,614	$54,903	$(4,633)	$50,270

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	43

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Dain Rausher, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MSB	Mitsubishi Trust & Bank	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.
FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	FTSE	Financial Times Stock Exchange
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	EAFE	Europe, Australasia, and Far East Stock Index	KOSPI	Korea Composite Stock Price Index

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International

44	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT34SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO High Yield Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	90.7%
Short-Term Instruments‡	8.0%
Bank Loan Obligations	0.7%
Mortgage-Backed Securities	0.3%
Preferred Securities	0.3%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/1998)
PIMCO High Yield Portfolio Administrative Class	4.79%	10.09%	12.70%	7.53%	6.27%
The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	5.54%	11.33%	12.50%	8.19%	6.77%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Administrative Class shares.

± The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,047.90	$1,021.08
Expenses Paid During Period†	$3.81	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the metals and mining sector added to returns as the sector underperformed the broader U.S. high yield bond market over the reporting period.

»	An overweight to the media cable sector added to returns as the media cable sector outperformed the broader U.S. high yield bond market over the reporting period.

»	An underweight to the retailers sector added to returns as the sector underperformed the broader U.S. high yield bond market during the reporting period.

»	An underweight to the banking sector detracted from returns as the sector outperformed the broader U.S. high yield bond market during the reporting period.

»	An underweight to the energy sector (namely oil refining and marketing) detracted from returns as the sector outperformed the broader U.S. high yield bond market during the reporting period.

»	An overweight to the chemicals sector detracted from returns as the sector underperformed the broader U.S. high yield bond market during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$8.07		$8.06	$7.47	$7.75	$7.28	$5.66
Net investment income (a)	0.20		0.42	0.43	0.51	0.54	0.55
Net realized/unrealized gain (loss)	0.18		0.03	0.61	(0.26)	0.48	1.62
Total income from investment operations	0.38		0.45	1.04	0.25	1.02	2.17
Dividends from net investment income	(0.21)		(0.44)	(0.45)	(0.53)	(0.55)	(0.55)
Total distributions	(0.21)		(0.44)	(0.45)	(0.53)	(0.55)	(0.55)
Net asset value end of year or period	$8.24		$8.07	$8.06	$7.47	$7.75	$7.28
Total return	4.79%		5.73%	14.30%	3.34%	14.46%	40.26%
Net assets end of year or period (000s)	$1,233,324		$1,155,248	$1,010,351	$748,448	$664,342	$531,066
Ratio of expenses to average net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	5.01	%*	5.22%	5.53%	6.68%	7.14%	8.56%
Portfolio turnover rate	13	%**	41%**	43%**	68%**	64%**	181%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$1,174,742
Investments in Affiliates	98,320
Financial Derivative Instruments
Over the counter	125
Cash	1
Deposits with counterparty	157
Foreign currency, at value	514
Receivable for investments sold	13,037
Receivable for Portfolio shares sold	648
Interest and dividends receivable	17,806
Dividends receivable from Affiliates	20
1,305,370

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$49
Over the counter	277
Payable for investments purchased	7,690
Payable for investments in Affiliates purchased	20
Deposits from counterparty	60
Payable for Portfolio shares redeemed	121
Accrued investment advisory fees	255
Accrued supervisory and administrative fees	357
Accrued distribution fees	12
Accrued servicing fees	145
8,986

Net Assets	$1,296,384

Net Assets Consist of:
Paid in capital	$1,219,721
Undistributed net investment income	1,363
Accumulated undistributed net realized gain	7,167
Net unrealized appreciation	68,133
$1,296,384

Net Assets:
Institutional Class	$4,902
Administrative Class	1,233,324
Advisor Class	58,158

Shares Issued and Outstanding:
Institutional Class	595
Administrative Class	149,760
Advisor Class	7,062

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$8.24
Administrative Class	8.24
Advisor Class	8.24

Cost of Investments in Securities	$1,108,566
Cost of Investments in Affiliates	$98,316
Cost of Foreign Currency Held	$511
Cost or Premiums of Financial Derivative Instruments, net	$(524)

* Includes repurchase agreements of:	$1,893

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$35,265
Dividends	112
Dividends from Investments in Affiliates	106
Total Income	35,483

Expenses:
Investment advisory fees	1,532
Supervisory and administrative fees	2,144
Servicing fees - Administrative Class	876
Distribution and/or servicing fees - Advisor Class	66
Trustee fees	5
Total Expenses	4,623

Net Investment Income	30,860

Net Realized Gain (Loss):
Investments in securities	6,671
Investments in Affiliates	(10)
Exchange-traded or centrally cleared financial derivative instruments	2,431
Over the counter financial derivative instruments	446
Foreign currency	25
Net Realized Gain	9,563

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	19,720
Investments in Affiliates	21
Exchange-traded or centrally cleared financial derivative instruments	(1,797)
Over the counter financial derivative instruments	(628)
Foreign currency assets and liabilities	(20)
Net Change in Unrealized Appreciation	17,296
Net Gain	26,859

Net Increase in Net Assets Resulting from Operations	$57,719

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$30,860	$58,254
Net realized gain	9,563	14,038
Net change in unrealized appreciation (depreciation)	17,296	(10,660)
Net increase resulting from operations	57,719	61,632

Distributions to Shareholders:
From net investment income
Institutional Class	(130)	(301)
Administrative Class	(30,791)	(57,829)
Advisor Class	(1,369)	(2,697)

Total Distributions	(32,290)	(60,827)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	63,095	125,117

Total Increase in Net Assets	88,524	125,922

Net Assets:
Beginning of period	1,207,860	1,081,938
End of period*	$1,296,384	$1,207,860

* Including undistributed net investment income of:	$1,363	$2,793

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

BANK LOAN OBLIGATIONS 0.7%
Catalent Pharma Solutions, Inc.
4.500% due 05/20/2021		$769	$775
Gardner Denver, Inc.
4.250% due 07/30/2020		496	497
Gates Corp.
TBD% due 04/25/2015		4,750	4,709
Grifols Worldwide Operations USA, Inc.
3.150% due 02/27/2021		748	748
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		730	728
Sun Products Corp.
5.500% due 03/23/2020		489	481
Transunion LLC
4.000% due 04/09/2021		998	999

Total Bank Loan Obligations (Cost $8,918)			8,937

CORPORATE BONDS & NOTES 89.1%

BANKING & FINANCE 9.7%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,060
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		1,500	1,513
4.500% due 05/15/2021		2,500	2,547
Ally Financial, Inc.
3.500% due 07/18/2016		1,000	1,034
4.750% due 09/10/2018		1,000	1,064
6.250% due 12/01/2017		3,500	3,920
6.750% due 12/01/2014		100	103
7.500% due 09/15/2020		3,500	4,231
8.000% due 03/15/2020		2,000	2,435
8.000% due 11/01/2031		1,500	1,922
8.300% due 02/12/2015		1,750	1,827
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,382
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		500	469
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	1,000	2,343
Barclays PLC
8.250% due 12/15/2018 (d)		$750	797
Capsugel Finance Co. S.C.A.
9.875% due 08/01/2019	EUR	2,000	2,958
CBRE Services, Inc.
5.000% due 03/15/2023		$2,000	2,030
CIT Group, Inc.
4.250% due 08/15/2017		4,500	4,705
5.000% due 05/15/2017		1,000	1,068
5.000% due 08/15/2022		9,000	9,349
5.250% due 03/15/2018		2,500	2,691
5.500% due 02/15/2019		2,000	2,174
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,584
Corrections Corp. of America
4.625% due 05/01/2023		2,500	2,462
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		1,500	1,641
8.375% due 10/13/2019 (d)		2,000	2,372
Credit Suisse
6.500% due 08/08/2023		750	834
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		2,000	2,016
7.500% due 12/11/2023 (d)		1,000	1,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denali Borrower LLC
5.625% due 10/15/2020		$3,000	$3,187
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	523
6.375% due 11/15/2019		2,000	2,175
6.750% due 06/01/2016		500	545
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	254
3.250% due 05/15/2018		2,000	2,030
4.250% due 05/15/2023		3,000	3,004
HBOS PLC
6.750% due 05/21/2018		1,000	1,154
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		2,000	2,152
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,095
6.250% due 05/15/2019		2,000	2,245
7.125% due 09/01/2018		1,750	2,034
8.625% due 09/15/2015		3,000	3,255
8.750% due 03/15/2017		2,000	2,329
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,267
iStar Financial, Inc.
5.000% due 07/01/2019		1,250	1,256
Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,526
7.375% due 04/01/2020		2,000	2,110
LBG Capital PLC
7.625% due 10/14/2020	EUR	250	382
7.869% due 08/25/2020	GBP	600	1,088
8.000% due 06/15/2020 (d)		$200	222
9.125% due 07/15/2020	GBP	500	904
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		$5,000	5,332
Provident Funding Associates LP
6.750% due 06/15/2021		500	509
Realogy Group LLC
4.500% due 04/15/2019		1,000	1,003
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,897
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	2,005
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		2,100	2,135
7.648% due 09/30/2031 (d)		250	304
SLM Corp.
4.875% due 06/17/2019		2,000	2,066
5.000% due 06/15/2018		450	452
8.000% due 03/25/2020		1,000	1,159
8.450% due 06/15/2018		2,000	2,369
Societe Generale S.A.
6.000% due 01/27/2020 (d)		750	740
7.875% due 12/18/2023 (d)		2,500	2,666
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		250	261
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	1,112
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	347
UBS AG
7.152% due 12/21/2017 (d)	EUR	600	939
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$660	705
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	1,000	1,810

			126,189

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 71.6%
21st Century Oncology, Inc.
9.875% due 04/15/2017		$750	$694
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022 (a)		1,000	1,008
Accudyne Industries Borrower
7.750% due 12/15/2020		2,500	2,687
Activision Blizzard, Inc.
5.625% due 09/15/2021		1,000	1,080
6.125% due 09/15/2023		3,000	3,307
ADT Corp.
3.500% due 07/15/2022		3,500	3,194
4.125% due 04/15/2019		4,000	4,035
4.125% due 06/15/2023		2,000	1,850
4.875% due 07/15/2042		750	629
6.250% due 10/15/2021		2,000	2,125
Aguila S.A.
7.875% due 01/31/2018		2,500	2,639
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,600	1,712
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,093
Alere, Inc.
8.625% due 10/01/2018		2,500	2,644
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,116
7.875% due 11/01/2020		750	786
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,750	2,936
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		1,000	1,058
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,338
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,075
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		1,000	1,034
Altice S.A.
7.750% due 05/15/2022		5,000	5,350
AMC Networks, Inc.
4.750% due 12/15/2022		5,000	5,025
7.750% due 07/15/2021		600	674
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		1,250	1,297
Amsted Industries, Inc.
5.000% due 03/15/2022		1,500	1,506
Antero Resources Finance Corp.
5.375% due 11/01/2021		1,000	1,041
6.000% due 12/01/2020		1,000	1,078
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,125
ArcelorMittal
4.250% due 08/05/2015		2,000	2,060
Arch Coal, Inc.
7.000% due 06/15/2019		500	381
7.250% due 06/15/2021		1,000	735
ARD Finance S.A. (11.125% Cash or 11.125% PIK)
11.125% due 06/01/2018 (b)		695	735
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		1,000	1,056
9.250% due 10/15/2020	EUR	2,000	2,992
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,000	1,951
Ashland, Inc.
3.875% due 04/15/2018		$750	775
4.750% due 08/15/2022		4,000	4,040
6.875% due 05/15/2043		1,250	1,353

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ashtead Capital, Inc.
6.500% due 07/15/2022		$1,000	$1,098
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,562
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	268
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,507
Avis Budget Car Rental LLC
2.977% due 12/01/2017		750	769
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		1,000	1,095
Axiall Corp.
4.875% due 05/15/2023		1,000	1,008
B&G Foods, Inc.
4.625% due 06/01/2021		2,000	2,010
B/E Aerospace, Inc.
5.250% due 04/01/2022		3,000	3,281
6.875% due 10/01/2020		1,000	1,091
Ball Corp.
4.000% due 11/15/2023		2,500	2,394
Baytex Energy Corp. Co.
5.125% due 06/01/2021		750	756
5.625% due 06/01/2024		750	754
BC Mountain LLC
7.000% due 02/01/2021		1,000	973
Belden, Inc.
5.250% due 07/15/2024		1,000	1,013
5.500% due 09/01/2022		2,000	2,080
Berry Plastics Corp.
9.750% due 01/15/2021		2,000	2,290
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016		1,500	1,541
Big Heart Pet Brands
7.625% due 02/15/2019		2,769	2,889
Biomet, Inc.
6.500% due 08/01/2020		7,500	8,119
6.500% due 10/01/2020		5,000	5,362
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,500	1,551
Boise Cascade Co.
6.375% due 11/01/2020		750	810
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,000	980
Brakes Capital
7.125% due 12/15/2018	GBP	750	1,319
Bristow Group, Inc.
6.250% due 10/15/2022		$400	432
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,160
6.875% due 08/15/2018		250	260
7.000% due 02/15/2020		900	959
7.500% due 03/15/2020		500	535
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,394	1,492
Burger King Corp.
9.875% due 10/15/2018		1,500	1,612
Cablevision Systems Corp.
5.875% due 09/15/2022		2,000	2,045
8.000% due 04/15/2020		1,000	1,139
Calcipar S.A.
6.875% due 05/01/2018		500	530
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,750	1,842
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		2,000	2,064

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carlson Travel Holdings, Inc. (7.500% Cash or 8.250% PIK)
7.500% due 08/15/2019 (a)(b)		$500	$511
Carlson Wagonlit BV
6.875% due 06/15/2019		750	810
Cascades, Inc.
5.500% due 07/15/2022		750	751
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		1,250	1,463
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,020
Catamaran Corp.
4.750% due 03/15/2021		1,000	1,013
CBS Outdoor Americas Capital LLC
5.250% due 02/15/2022		500	515
5.625% due 02/15/2024		500	518
CCO Holdings LLC
5.125% due 02/15/2023		2,000	2,017
5.250% due 09/30/2022		6,000	6,120
5.750% due 09/01/2023		2,750	2,860
6.500% due 04/30/2021		1,000	1,069
6.625% due 01/31/2022		1,000	1,079
Cedar Fair LP
5.375% due 06/01/2024		1,000	1,014
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	1,010
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	3,004
6.375% due 09/15/2020		1,650	1,761
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,517
CGG S.A.
6.500% due 06/01/2021		$1,000	998
CHC Helicopter S.A.
9.250% due 10/15/2020		2,250	2,464
Chemtura Corp.
5.750% due 07/15/2021		1,500	1,564
Chesapeake Energy Corp.
4.875% due 04/15/2022		3,000	3,109
5.750% due 03/15/2023		5,000	5,581
Churchill Downs, Inc.
5.375% due 12/15/2021		500	514
Cimarex Energy Co.
4.375% due 06/01/2024		1,000	1,023
5.875% due 05/01/2022		500	555
Cinemark USA, Inc.
5.125% due 12/15/2022		1,000	1,034
Clean Harbors, Inc.
5.125% due 06/01/2021		1,500	1,540
5.250% due 08/01/2020		1,000	1,036
Clear Channel Communications, Inc.
9.000% due 03/01/2021		2,500	2,684
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,779
7.625% due 03/15/2020		4,000	4,335
CNH Capital LLC
3.625% due 04/15/2018		2,000	2,052
3.875% due 11/01/2015		1,000	1,025
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	1,010
Columbus International, Inc.
7.375% due 03/30/2021		1,250	1,352
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	268
CommScope, Inc.
5.000% due 06/15/2021		875	897
5.500% due 06/15/2024		750	766

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Community Health Systems, Inc.
5.125% due 08/15/2018		$1,000	$1,051
5.125% due 08/01/2021		1,750	1,802
6.875% due 02/01/2022		2,500	2,662
7.125% due 07/15/2020		2,000	2,175
8.000% due 11/15/2019		3,500	3,841
Concho Resources, Inc.
5.500% due 04/01/2023		500	540
6.500% due 01/15/2022		1,750	1,938
7.000% due 01/15/2021		750	827
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	1,050
8.250% due 04/01/2020		3,000	3,262
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	5,019
6.000% due 05/01/2022		1,000	1,128
7.250% due 05/15/2017		1,000	1,148
Constellium NV
5.750% due 05/15/2024		250	263
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	86
Continental Resources, Inc.
8.250% due 10/01/2019		50	53
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		4,000	4,100
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,251
Cott Beverages, Inc.
5.375% due 07/01/2022		1,000	1,004
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		6,000	5,962
Crown Americas LLC
4.500% due 01/15/2023		3,000	2,937
Crown Castle International Corp.
4.875% due 04/15/2022		1,500	1,553
5.250% due 01/15/2023		5,000	5,237
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	250
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,317
7.875% due 02/15/2018		2,000	2,315
8.625% due 02/15/2019		1,000	1,193
CST Brands, Inc.
5.000% due 05/01/2023		1,250	1,256
Darling International, Inc.
5.375% due 01/15/2022		3,000	3,124
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024		3,500	3,528
5.750% due 08/15/2022		5,000	5,362
6.625% due 11/01/2020		2,000	2,135
Denbury Resources, Inc.
4.625% due 07/15/2023		1,000	975
Digicel Group Ltd.
7.125% due 04/01/2022		2,000	2,090
8.250% due 09/30/2020		1,000	1,095
Digicel Ltd.
6.000% due 04/15/2021		1,000	1,035
8.250% due 09/01/2017		3,000	3,101
DigitalGlobe, Inc.
5.250% due 02/01/2021		900	896
DineEquity, Inc.
9.500% due 10/30/2018		3,000	3,229
DISH DBS Corp.
5.000% due 03/15/2023		5,000	5,106
5.125% due 05/01/2020		500	527
5.875% due 07/15/2022		5,000	5,437

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 06/01/2021	$1,000	$1,143
7.125% due 02/01/2016	2,000	2,167
7.875% due 09/01/2019	2,500	2,975
DJO Finance LLC
7.750% due 04/15/2018	3,500	3,692
9.750% due 10/15/2017	500	526
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	806
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,250	1,281
Eagle Spinco, Inc.
4.625% due 02/15/2021	3,500	3,509
El Paso LLC
7.250% due 06/01/2018	500	572
7.750% due 01/15/2032	500	554
7.800% due 08/01/2031	1,150	1,254
8.050% due 10/15/2030	780	854
Endo Finance LLC
5.750% due 01/15/2022	3,500	3,579
Endo Finance LLC & Endo Finco, Inc.
7.000% due 07/15/2019	1,500	1,609
7.000% due 12/15/2020	1,500	1,611
7.250% due 01/15/2022	1,250	1,356
Envision Healthcare Corp.
5.125% due 07/01/2022	1,375	1,390
Era Group, Inc.
7.750% due 12/15/2022	750	801
First Data Corp.
6.750% due 11/01/2020	3,500	3,797
8.250% due 01/15/2021	4,000	4,400
12.625% due 01/15/2021	500	617
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,500	2,375
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,140	1,180
7.000% due 02/15/2021	2,500	2,584
7.250% due 05/15/2022	1,000	1,045
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	500	529
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	2,152
8.250% due 11/01/2019	2,000	2,185
Forest Laboratories, Inc.
5.000% due 12/15/2021	3,000	3,295
Forest Oil Corp.
7.250% due 06/15/2019	788	784
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,369
5.875% due 01/31/2022	1,250	1,388
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	839
FTS International, Inc.
6.250% due 05/01/2022	875	899
Gardner Denver, Inc.
6.875% due 08/15/2021	6,000	6,330
Gates Global LLC
6.000% due 07/15/2022	3,000	3,015
Gates Investments LLC
9.000% due 10/01/2018	1,577	1,681
General Cable Corp.
6.500% due 10/01/2022	1,250	1,278
Geo Group, Inc.
5.125% due 04/01/2023	1,000	1,005
Getty Images, Inc.
7.000% due 10/15/2020	2,500	2,303
GLP Capital LP
5.375% due 11/01/2023	1,500	1,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Graphic Packaging International, Inc.
4.750% due 04/15/2021	$2,500	$2,569
7.875% due 10/01/2018	1,000	1,056
Griffon Corp.
5.250% due 03/01/2022	3,000	2,992
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	1,250	1,300
Group 1 Automotive, Inc.
5.000% due 06/01/2022	500	503
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	833
HCA Holdings, Inc.
6.250% due 02/15/2021	4,000	4,305
7.750% due 05/15/2021	1,500	1,648
HCA, Inc.
4.750% due 05/01/2023	5,000	5,006
5.000% due 03/15/2024	2,500	2,541
5.875% due 05/01/2023	1,750	1,835
6.500% due 02/15/2020	2,500	2,819
7.190% due 11/15/2015	180	194
7.250% due 09/15/2020	2,975	3,191
7.500% due 02/15/2022	4,000	4,625
8.000% due 10/01/2018	3,500	4,165
HD Supply, Inc.
7.500% due 07/15/2020	5,000	5,487
8.125% due 04/15/2019	3,000	3,315
11.000% due 04/15/2020	2,000	2,367
11.500% due 07/15/2020	1,250	1,500
Headwaters, Inc.
7.625% due 04/01/2019	2,000	2,145
Hearthside Group Holdings LLC
6.500% due 05/01/2022	2,000	2,005
Hecla Mining Co.
6.875% due 05/01/2021	500	498
Hertz Corp.
5.875% due 10/15/2020	500	525
6.250% due 10/15/2022	500	532
6.750% due 04/15/2019	3,000	3,195
7.375% due 01/15/2021	1,500	1,635
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	1,500	1,597
8.875% due 02/01/2018	2,000	2,085
9.000% due 11/15/2020	2,000	2,050
Hiland Partners LP
5.500% due 05/15/2022	1,250	1,269
7.250% due 10/01/2020	500	548
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	3,500	3,725
HJ Heinz Co.
4.250% due 10/15/2020	5,500	5,541
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,500	1,642
Hologic, Inc.
6.250% due 08/01/2020	2,000	2,120
Hospira, Inc.
5.200% due 08/12/2020	500	548
5.800% due 08/12/2023	1,000	1,123
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	500	559
7.625% due 06/15/2021	1,000	1,150
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	1,000	1,063
Huntsman International LLC
4.875% due 11/15/2020	2,500	2,600
8.625% due 03/15/2021	4,000	4,440
IASIS Healthcare LLC
8.375% due 05/15/2019	3,000	3,206

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)		$600	$613
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,120
IMS Health, Inc.
6.000% due 11/01/2020		2,000	2,105
Ineos Finance PLC
7.500% due 05/01/2020		2,000	2,185
INEOS Group Holdings S.A.
6.125% due 08/15/2018		1,500	1,558
6.500% due 08/15/2018	EUR	1,500	2,146
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		$4,000	3,985
6.625% due 12/15/2022		500	524
7.250% due 04/01/2019		1,500	1,601
7.250% due 10/15/2020		4,250	4,590
7.500% due 04/01/2021		3,500	3,850
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		1,500	1,594
8.125% due 06/01/2023		2,000	2,170
Interactive Data Corp.
5.875% due 04/15/2019		2,250	2,295
Interline Brands, Inc. (10.000% Cash or 10.000% PIK)
10.000% due 11/15/2018 (b)		250	269
Jaguar Holding Co.
9.500% due 12/01/2019		1,000	1,098
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)		500	520
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		2,500	2,587
8.125% due 05/15/2021		2,000	2,260
Jarden Corp.
7.500% due 05/01/2017		1,500	1,710
JMC Steel Group, Inc.
8.250% due 03/15/2018		2,000	2,050
Kindred Healthcare, Inc.
6.375% due 04/15/2022		2,500	2,525
Kinetic Concepts, Inc.
10.500% due 11/01/2018		3,500	3,964
12.500% due 11/01/2019		1,000	1,155
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021		500	524
L Brands, Inc.
5.625% due 02/15/2022		1,000	1,088
Lamar Media Corp.
5.000% due 05/01/2023		1,000	1,011
5.875% due 02/01/2022		500	538
Land O’ Lakes, Inc.
6.000% due 11/15/2022		1,000	1,075
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,646
Lear Corp.
4.750% due 01/15/2023		1,000	1,000
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,081
LifePoint Hospitals, Inc.
5.500% due 12/01/2021		2,000	2,100
Lightstream Resources Ltd.
8.625% due 02/01/2020		1,000	1,055
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		1,000	1,100
LKQ Corp.
4.750% due 05/15/2023		1,500	1,487
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		500	409
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		3,500	3,412

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Manitowoc Co., Inc.
5.875% due 10/15/2022		$1,250	$1,369
8.500% due 11/01/2020		3,000	3,360
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,737
McClatchy Co.
9.000% due 12/15/2022		1,500	1,719
MCE Finance Ltd.
5.000% due 02/15/2021		4,000	4,060
MGM Resorts International
6.625% due 12/15/2021		5,000	5,569
6.750% due 10/01/2020		3,000	3,356
6.875% due 04/01/2016		450	492
7.500% due 06/01/2016		1,500	1,659
7.625% due 01/15/2017		2,000	2,265
7.750% due 03/15/2022		2,000	2,350
8.625% due 02/01/2019		1,500	1,794
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,590
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		2,000	2,100
Mueller Water Products, Inc.
8.750% due 09/01/2020		440	491
Murphy Oil USA, Inc.
6.000% due 08/15/2023		1,250	1,322
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	733
8.875% due 12/01/2018		$2,250	2,413
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,594
NCR Corp.
4.625% due 02/15/2021		1,500	1,519
5.000% due 07/15/2022		2,000	2,035
5.875% due 12/15/2021		500	530
6.375% due 12/15/2023		500	545
NeuStar, Inc.
4.500% due 01/15/2023		400	348
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,118
7.125% due 05/15/2018		1,075	1,111
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		2,000	2,075
Nielsen Finance LLC
4.500% due 10/01/2020		2,500	2,531
5.000% due 04/15/2022		1,000	1,013
7.750% due 10/15/2018		1,852	1,963
Nokia OYJ
5.375% due 05/15/2019		1,000	1,083
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,134
8.750% due 12/15/2020		4,500	5,017
Numericable Group S.A.
4.875% due 05/15/2019		1,000	1,028
6.000% due 05/15/2022		5,000	5,206
6.250% due 05/15/2024		3,500	3,657
NXP BV
5.750% due 03/15/2023		2,000	2,107
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,080
6.875% due 03/15/2022		1,000	1,095
6.875% due 01/15/2023		1,000	1,095
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		1,199	1,295
Orion Engineered Carbons Finance & Co. S.C.A. (9.250% Cash or 10.000% PIK)
9.250% due 08/01/2019 (b)		1,000	1,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oshkosh Corp.
8.500% due 03/01/2020	$175	$190
Party City Holdings, Inc.
8.875% due 08/01/2020	1,500	1,669
Peabody Energy Corp.
6.000% due 11/15/2018	1,250	1,309
6.250% due 11/15/2021	2,500	2,503
Penn National Gaming, Inc.
5.875% due 11/01/2021	1,500	1,421
Penske Automotive Group, Inc.
5.750% due 10/01/2022	500	529
Perstorp Holding AB
8.750% due 05/15/2017	3,000	3,232
11.000% due 08/15/2017	1,250	1,350
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	2,500	2,691
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)	2,000	2,055
PHH Corp.
6.375% due 08/15/2021	750	797
9.250% due 03/01/2016	500	563
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	1,000	1,064
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021	1,500	1,590
7.500% due 04/15/2021	3,000	3,240
7.750% due 04/01/2022	1,000	1,093
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	3,000	3,082
Pinnacle Operating Corp.
9.000% due 11/15/2020	350	381
Ply Gem Industries, Inc.
6.500% due 02/01/2022	3,000	2,906
Post Holdings, Inc.
6.750% due 12/01/2021	3,000	3,191
7.375% due 02/15/2022	2,000	2,170
Precision Drilling Corp.
6.500% due 12/15/2021	1,000	1,093
Prestige Brands, Inc.
5.375% due 12/15/2021	2,000	2,050
8.125% due 02/01/2020	500	560
PVH Corp.
4.500% due 12/15/2022	3,500	3,465
Range Resources Corp.
5.000% due 08/15/2022	2,000	2,130
5.000% due 03/15/2023	2,000	2,140
5.750% due 06/01/2021	500	543
6.750% due 08/01/2020	750	810
Regency Energy Partners LP
4.500% due 11/01/2023	1,500	1,492
5.500% due 04/15/2023	1,500	1,575
6.875% due 12/01/2018	1,125	1,191
Rexel S.A.
6.125% due 12/15/2019	1,000	1,063
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	5,000	5,300
6.875% due 02/15/2021	1,500	1,626
7.125% due 04/15/2019	1,250	1,313
7.875% due 08/15/2019	1,000	1,094
8.250% due 02/15/2021	3,000	3,277
8.500% due 05/15/2018	1,175	1,231
9.000% due 04/15/2019	2,000	2,127
9.875% due 08/15/2019	4,000	4,455
Rice Energy, Inc.
6.250% due 05/01/2022	250	257
Rockies Express Pipeline LLC
5.625% due 04/15/2020	1,000	1,035
6.000% due 01/15/2019	1,500	1,579

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		$2,500	$2,606
Ryerson, Inc.
9.000% due 10/15/2017		750	804
Ryland Group, Inc.
5.375% due 10/01/2022		1,000	998
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	797
5.625% due 04/15/2023		2,000	2,090
5.750% due 05/15/2024		2,500	2,609
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,130
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		1,500	1,612
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,605
6.875% due 11/15/2019		550	598
Samson Investment Co.
10.750% due 02/15/2020		3,000	3,176
Sanchez Energy Corp.
6.125% due 01/15/2023		1,500	1,552
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	1,089
7.500% due 02/15/2023		1,000	1,090
8.125% due 10/15/2022		1,000	1,106
SBA Communications Corp.
4.875% due 07/15/2022 (a)		1,500	1,485
5.625% due 10/01/2019		500	532
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,066
Schaeffler Finance BV
4.250% due 05/15/2021		2,000	2,005
4.750% due 05/15/2021		3,000	3,105
7.750% due 02/15/2017	EUR	2,500	3,911
7.750% due 02/15/2017		$1,000	1,133
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		3,500	3,706
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	1,238
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	544
Sealed Air Corp.
5.250% due 04/01/2023		1,500	1,530
8.125% due 09/15/2019		2,000	2,212
8.375% due 09/15/2021		2,000	2,300
Sensata Technologies BV
4.875% due 10/15/2023		2,250	2,244
6.500% due 05/15/2019		1,500	1,603
Serta Simmons Holdings LLC
8.125% due 10/01/2020		1,500	1,639
ServiceMaster Co.
7.000% due 08/15/2020		3,500	3,741
8.000% due 02/15/2020		1,000	1,083
Seventy Seven Energy, Inc.
6.500% due 07/15/2022		500	513
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		2,000	2,030
Sinclair Television Group, Inc.
6.125% due 10/01/2022		1,000	1,050
6.375% due 11/01/2021		500	534
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,400
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	578
Softbank Corp.
4.500% due 04/15/2020		3,000	3,060

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sonat, Inc.
7.000% due 02/01/2018		$500	$558
Sophia LP
9.750% due 01/15/2019		2,000	2,210
Southern Star Central Corp.
5.125% due 07/15/2022		500	505
Spectrum Brands, Inc.
6.375% due 11/15/2020		500	541
6.625% due 11/15/2022		2,500	2,719
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		250	254
Springs Industries, Inc.
6.250% due 06/01/2021		1,500	1,537
SPX Corp.
6.875% due 09/01/2017		750	848
Starz LLC
5.000% due 09/15/2019		1,500	1,569
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	546
6.375% due 08/15/2022		500	546
7.625% due 03/15/2020		1,500	1,612
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,122
Suburban Propane Partners LP
7.375% due 03/15/2020		275	294
7.375% due 08/01/2021		182	199
Sun Products Corp.
7.750% due 03/15/2021		1,500	1,313
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,058
7.625% due 11/15/2020		1,500	1,642
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	730
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	582
7.000% due 12/31/2017	EUR	475	686
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,074
T-Mobile USA, Inc.
6.250% due 04/01/2021		2,000	2,132
6.625% due 04/01/2023		3,000	3,270
6.731% due 04/28/2022		2,500	2,706
6.836% due 04/28/2023		2,000	2,185
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,684
Tempur Sealy International, Inc.
6.875% due 12/15/2020		1,000	1,100
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	1,997
4.500% due 04/01/2021		6,000	6,060
5.000% due 03/01/2019		2,250	2,287
6.000% due 10/01/2020		1,000	1,088
8.000% due 08/01/2020		2,500	2,716
8.125% due 04/01/2022		1,000	1,160
Terex Corp.
6.000% due 05/15/2021		1,100	1,191
Tervita Corp.
8.000% due 11/15/2018		750	786
Tesoro Logistics LP
5.875% due 10/01/2020		500	530
Time, Inc.
5.750% due 04/15/2022		1,750	1,772
TransDigm, Inc.
5.500% due 10/15/2020		3,000	3,064
6.000% due 07/15/2022		2,000	2,057
6.500% due 07/15/2024		3,000	3,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		$500	$528
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		1,500	1,573
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	2,067
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		2,500	2,700
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	1,003
Tronox Finance LLC
6.375% due 08/15/2020		1,000	1,038
Tullow Oil PLC
6.250% due 04/15/2022		2,000	2,077
United Rentals North America, Inc.
6.125% due 06/15/2023		350	377
7.375% due 05/15/2020		1,000	1,110
7.625% due 04/15/2022		2,250	2,537
8.250% due 02/01/2021		1,500	1,676
8.375% due 09/15/2020		1,500	1,654
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,968
5.500% due 01/15/2023		$2,000	2,080
5.750% due 01/15/2023	EUR	1,500	2,247
7.500% due 03/15/2019		$500	536
7.500% due 03/15/2019	EUR	750	1,103
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	470
Univision Communications, Inc.
5.125% due 05/15/2023		$1,500	1,596
6.750% due 09/15/2022		1,357	1,508
6.875% due 05/15/2019		3,000	3,210
7.875% due 11/01/2020		1,750	1,934
8.500% due 05/15/2021		2,500	2,784
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,999
6.750% due 03/15/2023		1,500	2,285
6.750% due 03/15/2023	CHF	1,000	1,256
8.375% due 08/15/2020	EUR	1,250	1,879
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,762
USG Corp.
5.875% due 11/01/2021		2,500	2,653
8.375% due 10/15/2018		1,500	1,585
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		2,500	2,575
6.375% due 10/15/2020		1,000	1,066
6.750% due 08/15/2021		2,000	2,137
6.875% due 12/01/2018		1,000	1,050
7.000% due 10/01/2020		2,500	2,669
7.250% due 07/15/2022		3,000	3,251
7.500% due 07/15/2021		3,000	3,334
VeriSign, Inc.
4.625% due 05/01/2023		2,000	1,986
Videotron Ltd.
5.375% due 06/15/2024		1,250	1,284
9.125% due 04/15/2018		52	54
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,000	1,103
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,122
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,500	3,841
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,500	1,586
7.375% due 04/23/2021		2,000	2,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Windstream Corp.
7.750% due 10/15/2020	$1,000	$1,089
7.750% due 10/01/2021	500	549
Wise Metals Group LLC
8.750% due 12/15/2018	1,500	1,635
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	541
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,000	973
5.375% due 03/15/2022	2,500	2,616
7.750% due 08/15/2020	1,500	1,642
Wynn Macau Ltd.
5.250% due 10/15/2021	2,000	2,060
Zayo Group LLC
8.125% due 01/01/2020	750	820

		928,162

UTILITIES 7.8%
Access Midstream Partners LP
4.875% due 05/15/2023	2,000	2,117
6.125% due 07/15/2022	500	555
AES Corp.
3.229% due 06/01/2019	1,500	1,515
7.375% due 07/01/2021	3,000	3,525
8.000% due 10/15/2017	61	71
8.000% due 06/01/2020	1,500	1,811
9.750% due 04/15/2016	1,000	1,135
Athlon Holdings LP
6.000% due 05/01/2022	500	519
7.375% due 04/15/2021	750	821
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	511
6.625% due 10/01/2020	1,000	1,068
Calpine Corp.
7.500% due 02/15/2021	2,399	2,606
7.875% due 07/31/2020	1,400	1,526
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,065
7.250% due 12/01/2020	500	549
Electricite de France
5.625% due 01/22/2024 (d)	1,000	1,046
EP Energy LLC
6.875% due 05/01/2019	500	534
9.375% due 05/01/2020	4,500	5,175
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,573
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,283
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,058
MarkWest Energy Partners LP
4.500% due 07/15/2023	2,500	2,562
5.500% due 02/15/2023	750	804
6.750% due 11/01/2020	450	491
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	2,500	2,678
Midwest Generation LLC
8.560% due 01/02/2016	285	293
NGPL PipeCo LLC
7.119% due 12/15/2017	750	765
9.625% due 06/01/2019	1,000	1,100
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,359
NRG Energy, Inc.
6.250% due 07/15/2022	2,250	2,402
6.250% due 05/01/2024	1,000	1,046

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 03/15/2023	$1,500	$1,631
7.625% due 01/15/2018	5,000	5,737
7.875% due 05/15/2021	1,000	1,114
8.250% due 09/01/2020	2,250	2,469
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,715
Parsley Energy LLC
7.500% due 02/15/2022	250	268
Red Oak Power LLC
8.540% due 11/30/2019	763	833
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,100
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	3,045
6.900% due 05/01/2019	4,500	4,984
8.750% due 03/15/2032	3,000	3,480
Sprint Communications, Inc.
6.000% due 11/15/2022	4,500	4,612
7.000% due 03/01/2020	1,500	1,733
8.375% due 08/15/2017	1,000	1,171
9.000% due 11/15/2018	2,500	3,037
Sprint Corp.
7.125% due 06/15/2024	3,500	3,719
7.250% due 09/15/2021	3,500	3,872
7.875% due 09/15/2023	2,000	2,230
Targa Resources Partners LP
4.250% due 11/15/2023	1,500	1,498
5.250% due 05/01/2023	2,000	2,100
6.375% due 08/01/2022	375	410
7.875% due 10/15/2018	1,000	1,058
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,372	1,461
VimpelCom Holdings BV
7.504% due 03/01/2022	750	813
Virgin Media Finance PLC
6.375% due 04/15/2023	2,000	2,180

		100,833

Total Corporate Bonds & Notes (Cost $1,090,223)		1,155,184

MORTGAGE-BACKED SECURITIES 0.3%
Bear Stearns Alt-A Trust
4.382% due 11/25/2036 ^	814	626

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	$9	$9
Countrywide Alternative Loan Trust
0.383% due 05/20/2046 ^	133	97
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035	82	63
2.510% due 05/20/2036	456	371
GSR Mortgage Loan Trust
2.849% due 04/25/2035	10	10
HarborView Mortgage Loan Trust
0.973% due 12/19/2036 ^	39	32
IndyMac Mortgage Loan Trust
2.819% due 03/25/2037 ^	1,481	1,368
6.000% due 07/25/2037	667	603
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^	344	190
WaMu Mortgage Pass-Through Certificates Trust
0.883% due 04/25/2047	45	41
2.054% due 12/25/2036 ^	502	441
2.344% due 09/25/2036 ^	32	29
Washington Mutual Mortgage Pass-Through Certificates Trust
1.093% due 05/25/2046	40	31

Total Mortgage-Backed Securities (Cost $2,924)		3,911

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.220% due 01/25/2037 ^	99	45

Total Asset-Backed Securities (Cost $64)		45

	SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/30/2014 (d)	1,750	1,763
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,365

Total Preferred Securities (Cost $2,900)		3,128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.1%
		$1,893

U.S. TREASURY BILLS 0.1%
0.046% due 11/06/2014 - 11/13/2014 (c)(g)	$1,644	1,644

Total Short-Term Instruments (Cost $3,537)		3,537

Total Investments in Securities (Cost $1,108,566)		1,174,742

	SHARES
INVESTMENTS IN AFFILIATES 7.6%

SHORT-TERM INSTRUMENTS 7.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio	9,596,183	96,019
PIMCO Short-Term Floating NAV Portfolio III	230,235	2,301

Total Short-Term Instruments (Cost $98,316)		98,320

Total Investments in Affiliates (Cost $98,316)		98,320

Total Investments 98.2% (Cost $1,206,882)		$1,273,062

Financial Derivative Instruments (f)(h) 0.0%
(Cost or Premiums, net $(524))		(201)

Other Assets and Liabilities, net 1.8%		23,523

Net Assets 100.0%		$1,296,384

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,893	Freddie Mac 2.000% due 01/30/2023	$(1,934)	$1,893	$1,893

Total Repurchase Agreements						$(1,934)	$1,893	$1,893

(1)	Includes accrued interest.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $1,498 at a weighted average interest rate of 0.062%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,893	$0	$0	$0	$1,893	$(1,934)	$(41)

Total Borrowings and Other Financing Transactions	$1,893	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$4,950	$462	$502	$0	$(5)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	24,750	2,392	928	0	(33)
CDX.HY-22 5-Year Index	5.000%	06/20/2019	7,920	698	144	0	(11)

				$3,552	$1,574	$0	$(49)

Total Swap Agreements				$3,552	$1,574	$0	$(49)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $1,644 and cash of $17 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(49)	$(49)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BRC	08/2014	CHF	1,487	$1,692	$14	$0
	08/2014	EUR	23,167	31,638	0	(90)
	09/2014	GBP	5,861	9,838	0	(187)

Total Forward Foreign Currency Contracts					$14	$(277)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	SLM Corp.	5.000%	09/20/2014	0.302%	$800	$(112)	$122	$10	$0

CBK	Community Health Systems, Inc.	5.000%	09/20/2014	0.333%	200	(18)	20	2	0

DUB	SLM Corp.	5.000%	09/20/2014	0.302%	300	(34)	38	4	0

FBF	El Paso LLC	5.000%	12/20/2014	0.399%	2,500	(75)	134	59	0

GST	El Paso LLC	5.000%	09/20/2014	0.399%	3,000	(285)	321	36	0

						$(524)	$635	$111	$0

Total Swap Agreements						$(524)	$635	$111	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$0	$10	$10	$0	$0	$0	$0	$10	$(20)	$(10)
BRC	14	0	0	14	(277)	0	0	(277)	(263)	0	(263)
CBK	0	0	2	2	0	0	0	0	2	0	2
DUB	0	0	4	4	0	0	0	0	4	0	4
FBF	0	0	59	59	0	0	0	0	59	0	59
GST	0	0	36	36	0	0	0	0	36	(40)	(4)

Total Over the Counter	$14	$0	$111	$125	$(277)	$0	$0	$(277)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14	$0	$14
Swap Agreements	0	111	0	0	0	111

	$0	$111	$0	$14	$0	$125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$49	$0	$0	$0	$49

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$277	$0	$277

	$0	$49	$0	$277	$0	$326

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,431	$0	$0	$0	$2,431

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4
Swap Agreements	0	442	0	0	0	442

	$0	$442	$0	$4	$0	$446

	$0	$2,873	$0	$4	$0	$2,877

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(1,797)	$0	$0	$0	$(1,797)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(198)	$0	$(198)
Swap Agreements	0	(430)	0	0	0	(430)

	$0	$(430)	$0	$(198)	$0	$(628)

	$0	$(2,227)	$0	$(198)	$0	$(2,425)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,937	$0	$8,937
Corporate Bonds & Notes
Banking & Finance	0	126,189	0	126,189
Industrials	0	928,076	86	928,162
Utilities	0	100,833	0	100,833
Mortgage-Backed Securities	0	3,911	0	3,911
Asset-Backed Securities	0	45	0	45
Preferred Securities
Banking & Finance	1,365	1,763	0	3,128
Short-Term Instruments
Repurchase Agreements	0	1,893	0	1,893
U.S. Treasury Bills	0	1,644	0	1,644
	$1,365	$1,173,291	$86	$1,174,742

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$98,320	$0	$0	$98,320

Total Investments	$99,685	$1,173,291	$86	$1,273,062

Financial Derivative Instruments - Assets
Over the counter	$0	$125	$0	$125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(49)	0	(49)
Over the counter	0	(277)	0	(277)
	$0	$(326)	$0	$(326)

Totals	$99,685	$1,173,090	$86	$1,272,861

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the

NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had $4,708,952 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and

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associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$95,903	$141,505	$(141,400)	$(10)	$21	$96,019	$106	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$2,301	$0	$0	$0	$2,301	$0	$0

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral

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or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the

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Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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Notes to Financial Statements (Cont.)

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$5,024	$203,950	$146,486

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	10	$86	55	$438
Administrative Class	17,229	140,654	52,964	425,715
Advisor Class	2,633	21,468	10,717	86,099
Issued as reinvestment of distributions
Institutional Class	16	130	37	301
Administrative Class	3,762	30,791	7,179	57,822
Advisor Class	167	1,369	334	2,697
Cost of shares redeemed
Institutional Class	(32)	(261)	(201)	(1,601)
Administrative Class	(14,446)	(117,630)	(42,298)	(339,581)
Advisor Class	(1,659)	(13,512)	(13,303)	(106,773)
Net increase (decrease) resulting from Portfolio share transactions	7,680	$63,095	15,484	$125,117

As of June 30, 2014, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 60% of the Portfolio, and the shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,207,069	$67,623	$(1,630)	$65,993

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America	DUB	Deutsche Bank AG	GST	Goldman Sachs International
BRC	Barclays Bank PLC	FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.

Currency Abbreviations:
CHF	Swiss Franc	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind

SEMIANNUAL REPORT	JUNE 30, 2014	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT35SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO High Yield Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	90.7%
Short-Term Instruments‡	8.0%
Bank Loan Obligations	0.7%
Mortgage-Backed Securities	0.3%
Preferred Securities	0.3%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO High Yield Portfolio Advisor Class	4.74%	9.98%	12.59%	7.07%
The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	5.54%	11.33%	12.50%	8.18%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Advisor Class shares.

± The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,047.40	$1,020.58
Expenses Paid During Period†	$4.32	$4.26
Net Annualized Expense Ratio	0.85%	0.85%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the metals and mining sector added to returns as the sector underperformed the broader U.S. high yield bond market over the reporting period.

»	An overweight to the media cable sector added to returns as the media cable sector outperformed the broader U.S. high yield bond market over the reporting period.

»	An underweight to the retailers sector added to returns as the sector underperformed the broader U.S. high yield bond market during the reporting period.

»	An underweight to the banking sector detracted from returns as the sector outperformed the broader U.S. high yield bond market during the reporting period.

»	An underweight to the energy sector (namely oil refining and marketing) detracted from returns as the sector outperformed the broader U.S. high yield bond market during the reporting period.

»	An overweight to the chemicals sector detracted from returns as the sector underperformed the broader U.S. high yield bond market during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Advisor Class
Net asset value beginning of year or period	$8.07		$8.06	$7.47	$7.75	$7.28	$5.66
Net investment income (a)	0.20		0.41	0.42	0.50	0.53	0.55
Net realized/unrealized gain (loss)	0.18		0.03	0.61	(0.25)	0.48	1.62
Total income from investment operations	0.38		0.44	1.03	0.25	1.01	2.17
Dividends from net investment income	(0.21)		(0.43)	(0.44)	(0.53)	(0.54)	(0.55)
Total distributions	(0.21)		(0.43)	(0.44)	(0.53)	(0.54)	(0.55)
Net asset value end of year or period	$8.24		$8.07	$8.06	$7.47	$7.75	$7.28
Total return	4.74%		5.63%	14.18%	3.24%	14.35%	40.12%
Net assets end of year or period (000s)	$58,158		$47,764	$65,863	$65,200	$21,861	$7,764
Ratio of expenses to average net assets	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.86%
Ratio of expenses to average net assets excluding interest expense	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	4.91	%*	5.13%	5.41%	6.49%	6.92%	8.33%
Portfolio turnover rate	13	%**	41%**	43%**	68%**	64%**	181%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$1,174,742
Investments in Affiliates	98,320
Financial Derivative Instruments
Over the counter	125
Cash	1
Deposits with counterparty	157
Foreign currency, at value	514
Receivable for investments sold	13,037
Receivable for Portfolio shares sold	648
Interest and dividends receivable	17,806
Dividends receivable from Affiliates	20
1,305,370

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$49
Over the counter	277
Payable for investments purchased	7,690
Payable for investments in Affiliates purchased	20
Deposits from counterparty	60
Payable for Portfolio shares redeemed	121
Accrued investment advisory fees	255
Accrued supervisory and administrative fees	357
Accrued distribution fees	12
Accrued servicing fees	145
8,986

Net Assets	$1,296,384

Net Assets Consist of:
Paid in capital	$1,219,721
Undistributed net investment income	1,363
Accumulated undistributed net realized gain	7,167
Net unrealized appreciation	68,133
$1,296,384

Net Assets:
Institutional Class	$4,902
Administrative Class	1,233,324
Advisor Class	58,158

Shares Issued and Outstanding:
Institutional Class	595
Administrative Class	149,760
Advisor Class	7,062

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$8.24
Administrative Class	8.24
Advisor Class	8.24

Cost of Investments in Securities	$1,108,566
Cost of Investments in Affiliates	$98,316
Cost of Foreign Currency Held	$511
Cost or Premiums of Financial Derivative Instruments, net	$(524)

* Includes repurchase agreements of:	$1,893

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$35,265
Dividends	112
Dividends from Investments in Affiliates	106
Total Income	35,483

Expenses:
Investment advisory fees	1,532
Supervisory and administrative fees	2,144
Servicing fees - Administrative Class	876
Distribution and/or servicing fees - Advisor Class	66
Trustee fees	5
Total Expenses	4,623

Net Investment Income	30,860

Net Realized Gain (Loss):
Investments in securities	6,671
Investments in Affiliates	(10)
Exchange-traded or centrally cleared financial derivative instruments	2,431
Over the counter financial derivative instruments	446
Foreign currency	25
Net Realized Gain	9,563

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	19,720
Investments in Affiliates	21
Exchange-traded or centrally cleared financial derivative instruments	(1,797)
Over the counter financial derivative instruments	(628)
Foreign currency assets and liabilities	(20)
Net Change in Unrealized Appreciation	17,296
Net Gain	26,859

Net Increase in Net Assets Resulting from Operations	$57,719

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$30,860	$58,254
Net realized gain	9,563	14,038
Net change in unrealized appreciation (depreciation)	17,296	(10,660)
Net increase resulting from operations	57,719	61,632

Distributions to Shareholders:
From net investment income
Institutional Class	(130)	(301)
Administrative Class	(30,791)	(57,829)
Advisor Class	(1,369)	(2,697)

Total Distributions	(32,290)	(60,827)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	63,095	125,117

Total Increase in Net Assets	88,524	125,922

Net Assets:
Beginning of period	1,207,860	1,081,938
End of period*	$1,296,384	$1,207,860

* Including undistributed net investment income of:	$1,363	$2,793

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

BANK LOAN OBLIGATIONS 0.7%
Catalent Pharma Solutions, Inc.
4.500% due 05/20/2021		$769	$775
Gardner Denver, Inc.
4.250% due 07/30/2020		496	497
Gates Corp.
TBD% due 04/25/2015		4,750	4,709
Grifols Worldwide Operations USA, Inc.
3.150% due 02/27/2021		748	748
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		730	728
Sun Products Corp.
5.500% due 03/23/2020		489	481
Transunion LLC
4.000% due 04/09/2021		998	999

Total Bank Loan Obligations (Cost $8,918)			8,937

CORPORATE BONDS & NOTES 89.1%

BANKING & FINANCE 9.7%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,060
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		1,500	1,513
4.500% due 05/15/2021		2,500	2,547
Ally Financial, Inc.
3.500% due 07/18/2016		1,000	1,034
4.750% due 09/10/2018		1,000	1,064
6.250% due 12/01/2017		3,500	3,920
6.750% due 12/01/2014		100	103
7.500% due 09/15/2020		3,500	4,231
8.000% due 03/15/2020		2,000	2,435
8.000% due 11/01/2031		1,500	1,922
8.300% due 02/12/2015		1,750	1,827
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,382
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		500	469
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	1,000	2,343
Barclays PLC
8.250% due 12/15/2018 (d)		$750	797
Capsugel Finance Co. S.C.A.
9.875% due 08/01/2019	EUR	2,000	2,958
CBRE Services, Inc.
5.000% due 03/15/2023		$2,000	2,030
CIT Group, Inc.
4.250% due 08/15/2017		4,500	4,705
5.000% due 05/15/2017		1,000	1,068
5.000% due 08/15/2022		9,000	9,349
5.250% due 03/15/2018		2,500	2,691
5.500% due 02/15/2019		2,000	2,174
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,584
Corrections Corp. of America
4.625% due 05/01/2023		2,500	2,462
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		1,500	1,641
8.375% due 10/13/2019 (d)		2,000	2,372
Credit Suisse
6.500% due 08/08/2023		750	834
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		2,000	2,016
7.500% due 12/11/2023 (d)		1,000	1,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denali Borrower LLC
5.625% due 10/15/2020		$3,000	$3,187
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	523
6.375% due 11/15/2019		2,000	2,175
6.750% due 06/01/2016		500	545
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	254
3.250% due 05/15/2018		2,000	2,030
4.250% due 05/15/2023		3,000	3,004
HBOS PLC
6.750% due 05/21/2018		1,000	1,154
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		2,000	2,152
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,095
6.250% due 05/15/2019		2,000	2,245
7.125% due 09/01/2018		1,750	2,034
8.625% due 09/15/2015		3,000	3,255
8.750% due 03/15/2017		2,000	2,329
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,267
iStar Financial, Inc.
5.000% due 07/01/2019		1,250	1,256
Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,526
7.375% due 04/01/2020		2,000	2,110
LBG Capital PLC
7.625% due 10/14/2020	EUR	250	382
7.869% due 08/25/2020	GBP	600	1,088
8.000% due 06/15/2020 (d)		$200	222
9.125% due 07/15/2020	GBP	500	904
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		$5,000	5,332
Provident Funding Associates LP
6.750% due 06/15/2021		500	509
Realogy Group LLC
4.500% due 04/15/2019		1,000	1,003
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,897
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	2,005
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		2,100	2,135
7.648% due 09/30/2031 (d)		250	304
SLM Corp.
4.875% due 06/17/2019		2,000	2,066
5.000% due 06/15/2018		450	452
8.000% due 03/25/2020		1,000	1,159
8.450% due 06/15/2018		2,000	2,369
Societe Generale S.A.
6.000% due 01/27/2020 (d)		750	740
7.875% due 12/18/2023 (d)		2,500	2,666
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		250	261
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	1,112
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	347
UBS AG
7.152% due 12/21/2017 (d)	EUR	600	939
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$660	705
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	1,000	1,810

			126,189

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 71.6%
21st Century Oncology, Inc.
9.875% due 04/15/2017		$750	$694
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022 (a)		1,000	1,008
Accudyne Industries Borrower
7.750% due 12/15/2020		2,500	2,687
Activision Blizzard, Inc.
5.625% due 09/15/2021		1,000	1,080
6.125% due 09/15/2023		3,000	3,307
ADT Corp.
3.500% due 07/15/2022		3,500	3,194
4.125% due 04/15/2019		4,000	4,035
4.125% due 06/15/2023		2,000	1,850
4.875% due 07/15/2042		750	629
6.250% due 10/15/2021		2,000	2,125
Aguila S.A.
7.875% due 01/31/2018		2,500	2,639
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,600	1,712
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,093
Alere, Inc.
8.625% due 10/01/2018		2,500	2,644
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,116
7.875% due 11/01/2020		750	786
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,750	2,936
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		1,000	1,058
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,338
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,075
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		1,000	1,034
Altice S.A.
7.750% due 05/15/2022		5,000	5,350
AMC Networks, Inc.
4.750% due 12/15/2022		5,000	5,025
7.750% due 07/15/2021		600	674
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		1,250	1,297
Amsted Industries, Inc.
5.000% due 03/15/2022		1,500	1,506
Antero Resources Finance Corp.
5.375% due 11/01/2021		1,000	1,041
6.000% due 12/01/2020		1,000	1,078
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,125
ArcelorMittal
4.250% due 08/05/2015		2,000	2,060
Arch Coal, Inc.
7.000% due 06/15/2019		500	381
7.250% due 06/15/2021		1,000	735
ARD Finance S.A. (11.125% Cash or 11.125% PIK)
11.125% due 06/01/2018 (b)		695	735
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		1,000	1,056
9.250% due 10/15/2020	EUR	2,000	2,992
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,000	1,951
Ashland, Inc.
3.875% due 04/15/2018		$750	775
4.750% due 08/15/2022		4,000	4,040
6.875% due 05/15/2043		1,250	1,353

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ashtead Capital, Inc.
6.500% due 07/15/2022		$1,000	$1,098
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,562
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	268
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,507
Avis Budget Car Rental LLC
2.977% due 12/01/2017		750	769
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		1,000	1,095
Axiall Corp.
4.875% due 05/15/2023		1,000	1,008
B&G Foods, Inc.
4.625% due 06/01/2021		2,000	2,010
B/E Aerospace, Inc.
5.250% due 04/01/2022		3,000	3,281
6.875% due 10/01/2020		1,000	1,091
Ball Corp.
4.000% due 11/15/2023		2,500	2,394
Baytex Energy Corp. Co.
5.125% due 06/01/2021		750	756
5.625% due 06/01/2024		750	754
BC Mountain LLC
7.000% due 02/01/2021		1,000	973
Belden, Inc.
5.250% due 07/15/2024		1,000	1,013
5.500% due 09/01/2022		2,000	2,080
Berry Plastics Corp.
9.750% due 01/15/2021		2,000	2,290
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016		1,500	1,541
Big Heart Pet Brands
7.625% due 02/15/2019		2,769	2,889
Biomet, Inc.
6.500% due 08/01/2020		7,500	8,119
6.500% due 10/01/2020		5,000	5,362
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,500	1,551
Boise Cascade Co.
6.375% due 11/01/2020		750	810
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,000	980
Brakes Capital
7.125% due 12/15/2018	GBP	750	1,319
Bristow Group, Inc.
6.250% due 10/15/2022		$400	432
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,160
6.875% due 08/15/2018		250	260
7.000% due 02/15/2020		900	959
7.500% due 03/15/2020		500	535
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,394	1,492
Burger King Corp.
9.875% due 10/15/2018		1,500	1,612
Cablevision Systems Corp.
5.875% due 09/15/2022		2,000	2,045
8.000% due 04/15/2020		1,000	1,139
Calcipar S.A.
6.875% due 05/01/2018		500	530
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,750	1,842
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		2,000	2,064

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carlson Travel Holdings, Inc. (7.500% Cash or 8.250% PIK)
7.500% due 08/15/2019 (a)(b)		$500	$511
Carlson Wagonlit BV
6.875% due 06/15/2019		750	810
Cascades, Inc.
5.500% due 07/15/2022		750	751
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		1,250	1,463
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,020
Catamaran Corp.
4.750% due 03/15/2021		1,000	1,013
CBS Outdoor Americas Capital LLC
5.250% due 02/15/2022		500	515
5.625% due 02/15/2024		500	518
CCO Holdings LLC
5.125% due 02/15/2023		2,000	2,017
5.250% due 09/30/2022		6,000	6,120
5.750% due 09/01/2023		2,750	2,860
6.500% due 04/30/2021		1,000	1,069
6.625% due 01/31/2022		1,000	1,079
Cedar Fair LP
5.375% due 06/01/2024		1,000	1,014
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	1,010
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	3,004
6.375% due 09/15/2020		1,650	1,761
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,517
CGG S.A.
6.500% due 06/01/2021		$1,000	998
CHC Helicopter S.A.
9.250% due 10/15/2020		2,250	2,464
Chemtura Corp.
5.750% due 07/15/2021		1,500	1,564
Chesapeake Energy Corp.
4.875% due 04/15/2022		3,000	3,109
5.750% due 03/15/2023		5,000	5,581
Churchill Downs, Inc.
5.375% due 12/15/2021		500	514
Cimarex Energy Co.
4.375% due 06/01/2024		1,000	1,023
5.875% due 05/01/2022		500	555
Cinemark USA, Inc.
5.125% due 12/15/2022		1,000	1,034
Clean Harbors, Inc.
5.125% due 06/01/2021		1,500	1,540
5.250% due 08/01/2020		1,000	1,036
Clear Channel Communications, Inc.
9.000% due 03/01/2021		2,500	2,684
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,779
7.625% due 03/15/2020		4,000	4,335
CNH Capital LLC
3.625% due 04/15/2018		2,000	2,052
3.875% due 11/01/2015		1,000	1,025
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	1,010
Columbus International, Inc.
7.375% due 03/30/2021		1,250	1,352
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	268
CommScope, Inc.
5.000% due 06/15/2021		875	897
5.500% due 06/15/2024		750	766

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Community Health Systems, Inc.
5.125% due 08/15/2018		$1,000	$1,051
5.125% due 08/01/2021		1,750	1,802
6.875% due 02/01/2022		2,500	2,662
7.125% due 07/15/2020		2,000	2,175
8.000% due 11/15/2019		3,500	3,841
Concho Resources, Inc.
5.500% due 04/01/2023		500	540
6.500% due 01/15/2022		1,750	1,938
7.000% due 01/15/2021		750	827
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	1,050
8.250% due 04/01/2020		3,000	3,262
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	5,019
6.000% due 05/01/2022		1,000	1,128
7.250% due 05/15/2017		1,000	1,148
Constellium NV
5.750% due 05/15/2024		250	263
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	86
Continental Resources, Inc.
8.250% due 10/01/2019		50	53
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		4,000	4,100
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,251
Cott Beverages, Inc.
5.375% due 07/01/2022		1,000	1,004
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		6,000	5,962
Crown Americas LLC
4.500% due 01/15/2023		3,000	2,937
Crown Castle International Corp.
4.875% due 04/15/2022		1,500	1,553
5.250% due 01/15/2023		5,000	5,237
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	250
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,317
7.875% due 02/15/2018		2,000	2,315
8.625% due 02/15/2019		1,000	1,193
CST Brands, Inc.
5.000% due 05/01/2023		1,250	1,256
Darling International, Inc.
5.375% due 01/15/2022		3,000	3,124
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024		3,500	3,528
5.750% due 08/15/2022		5,000	5,362
6.625% due 11/01/2020		2,000	2,135
Denbury Resources, Inc.
4.625% due 07/15/2023		1,000	975
Digicel Group Ltd.
7.125% due 04/01/2022		2,000	2,090
8.250% due 09/30/2020		1,000	1,095
Digicel Ltd.
6.000% due 04/15/2021		1,000	1,035
8.250% due 09/01/2017		3,000	3,101
DigitalGlobe, Inc.
5.250% due 02/01/2021		900	896
DineEquity, Inc.
9.500% due 10/30/2018		3,000	3,229
DISH DBS Corp.
5.000% due 03/15/2023		5,000	5,106
5.125% due 05/01/2020		500	527
5.875% due 07/15/2022		5,000	5,437

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 06/01/2021	$1,000	$1,143
7.125% due 02/01/2016	2,000	2,167
7.875% due 09/01/2019	2,500	2,975
DJO Finance LLC
7.750% due 04/15/2018	3,500	3,692
9.750% due 10/15/2017	500	526
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	806
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,250	1,281
Eagle Spinco, Inc.
4.625% due 02/15/2021	3,500	3,509
El Paso LLC
7.250% due 06/01/2018	500	572
7.750% due 01/15/2032	500	554
7.800% due 08/01/2031	1,150	1,254
8.050% due 10/15/2030	780	854
Endo Finance LLC
5.750% due 01/15/2022	3,500	3,579
Endo Finance LLC & Endo Finco, Inc.
7.000% due 07/15/2019	1,500	1,609
7.000% due 12/15/2020	1,500	1,611
7.250% due 01/15/2022	1,250	1,356
Envision Healthcare Corp.
5.125% due 07/01/2022	1,375	1,390
Era Group, Inc.
7.750% due 12/15/2022	750	801
First Data Corp.
6.750% due 11/01/2020	3,500	3,797
8.250% due 01/15/2021	4,000	4,400
12.625% due 01/15/2021	500	617
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,500	2,375
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,140	1,180
7.000% due 02/15/2021	2,500	2,584
7.250% due 05/15/2022	1,000	1,045
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	500	529
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	2,152
8.250% due 11/01/2019	2,000	2,185
Forest Laboratories, Inc.
5.000% due 12/15/2021	3,000	3,295
Forest Oil Corp.
7.250% due 06/15/2019	788	784
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,369
5.875% due 01/31/2022	1,250	1,388
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	839
FTS International, Inc.
6.250% due 05/01/2022	875	899
Gardner Denver, Inc.
6.875% due 08/15/2021	6,000	6,330
Gates Global LLC
6.000% due 07/15/2022	3,000	3,015
Gates Investments LLC
9.000% due 10/01/2018	1,577	1,681
General Cable Corp.
6.500% due 10/01/2022	1,250	1,278
Geo Group, Inc.
5.125% due 04/01/2023	1,000	1,005
Getty Images, Inc.
7.000% due 10/15/2020	2,500	2,303
GLP Capital LP
5.375% due 11/01/2023	1,500	1,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Graphic Packaging International, Inc.
4.750% due 04/15/2021	$2,500	$2,569
7.875% due 10/01/2018	1,000	1,056
Griffon Corp.
5.250% due 03/01/2022	3,000	2,992
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	1,250	1,300
Group 1 Automotive, Inc.
5.000% due 06/01/2022	500	503
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	833
HCA Holdings, Inc.
6.250% due 02/15/2021	4,000	4,305
7.750% due 05/15/2021	1,500	1,648
HCA, Inc.
4.750% due 05/01/2023	5,000	5,006
5.000% due 03/15/2024	2,500	2,541
5.875% due 05/01/2023	1,750	1,835
6.500% due 02/15/2020	2,500	2,819
7.190% due 11/15/2015	180	194
7.250% due 09/15/2020	2,975	3,191
7.500% due 02/15/2022	4,000	4,625
8.000% due 10/01/2018	3,500	4,165
HD Supply, Inc.
7.500% due 07/15/2020	5,000	5,487
8.125% due 04/15/2019	3,000	3,315
11.000% due 04/15/2020	2,000	2,367
11.500% due 07/15/2020	1,250	1,500
Headwaters, Inc.
7.625% due 04/01/2019	2,000	2,145
Hearthside Group Holdings LLC
6.500% due 05/01/2022	2,000	2,005
Hecla Mining Co.
6.875% due 05/01/2021	500	498
Hertz Corp.
5.875% due 10/15/2020	500	525
6.250% due 10/15/2022	500	532
6.750% due 04/15/2019	3,000	3,195
7.375% due 01/15/2021	1,500	1,635
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	1,500	1,597
8.875% due 02/01/2018	2,000	2,085
9.000% due 11/15/2020	2,000	2,050
Hiland Partners LP
5.500% due 05/15/2022	1,250	1,269
7.250% due 10/01/2020	500	548
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	3,500	3,725
HJ Heinz Co.
4.250% due 10/15/2020	5,500	5,541
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,500	1,642
Hologic, Inc.
6.250% due 08/01/2020	2,000	2,120
Hospira, Inc.
5.200% due 08/12/2020	500	548
5.800% due 08/12/2023	1,000	1,123
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	500	559
7.625% due 06/15/2021	1,000	1,150
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	1,000	1,063
Huntsman International LLC
4.875% due 11/15/2020	2,500	2,600
8.625% due 03/15/2021	4,000	4,440
IASIS Healthcare LLC
8.375% due 05/15/2019	3,000	3,206

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)		$600	$613
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,120
IMS Health, Inc.
6.000% due 11/01/2020		2,000	2,105
Ineos Finance PLC
7.500% due 05/01/2020		2,000	2,185
INEOS Group Holdings S.A.
6.125% due 08/15/2018		1,500	1,558
6.500% due 08/15/2018	EUR	1,500	2,146
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		$4,000	3,985
6.625% due 12/15/2022		500	524
7.250% due 04/01/2019		1,500	1,601
7.250% due 10/15/2020		4,250	4,590
7.500% due 04/01/2021		3,500	3,850
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		1,500	1,594
8.125% due 06/01/2023		2,000	2,170
Interactive Data Corp.
5.875% due 04/15/2019		2,250	2,295
Interline Brands, Inc. (10.000% Cash or 10.000% PIK)
10.000% due 11/15/2018 (b)		250	269
Jaguar Holding Co.
9.500% due 12/01/2019		1,000	1,098
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)		500	520
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		2,500	2,587
8.125% due 05/15/2021		2,000	2,260
Jarden Corp.
7.500% due 05/01/2017		1,500	1,710
JMC Steel Group, Inc.
8.250% due 03/15/2018		2,000	2,050
Kindred Healthcare, Inc.
6.375% due 04/15/2022		2,500	2,525
Kinetic Concepts, Inc.
10.500% due 11/01/2018		3,500	3,964
12.500% due 11/01/2019		1,000	1,155
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021		500	524
L Brands, Inc.
5.625% due 02/15/2022		1,000	1,088
Lamar Media Corp.
5.000% due 05/01/2023		1,000	1,011
5.875% due 02/01/2022		500	538
Land O’ Lakes, Inc.
6.000% due 11/15/2022		1,000	1,075
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,646
Lear Corp.
4.750% due 01/15/2023		1,000	1,000
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,081
LifePoint Hospitals, Inc.
5.500% due 12/01/2021		2,000	2,100
Lightstream Resources Ltd.
8.625% due 02/01/2020		1,000	1,055
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		1,000	1,100
LKQ Corp.
4.750% due 05/15/2023		1,500	1,487
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		500	409
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		3,500	3,412

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Manitowoc Co., Inc.
5.875% due 10/15/2022		$1,250	$1,369
8.500% due 11/01/2020		3,000	3,360
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,737
McClatchy Co.
9.000% due 12/15/2022		1,500	1,719
MCE Finance Ltd.
5.000% due 02/15/2021		4,000	4,060
MGM Resorts International
6.625% due 12/15/2021		5,000	5,569
6.750% due 10/01/2020		3,000	3,356
6.875% due 04/01/2016		450	492
7.500% due 06/01/2016		1,500	1,659
7.625% due 01/15/2017		2,000	2,265
7.750% due 03/15/2022		2,000	2,350
8.625% due 02/01/2019		1,500	1,794
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,590
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		2,000	2,100
Mueller Water Products, Inc.
8.750% due 09/01/2020		440	491
Murphy Oil USA, Inc.
6.000% due 08/15/2023		1,250	1,322
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	733
8.875% due 12/01/2018		$2,250	2,413
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,594
NCR Corp.
4.625% due 02/15/2021		1,500	1,519
5.000% due 07/15/2022		2,000	2,035
5.875% due 12/15/2021		500	530
6.375% due 12/15/2023		500	545
NeuStar, Inc.
4.500% due 01/15/2023		400	348
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,118
7.125% due 05/15/2018		1,075	1,111
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		2,000	2,075
Nielsen Finance LLC
4.500% due 10/01/2020		2,500	2,531
5.000% due 04/15/2022		1,000	1,013
7.750% due 10/15/2018		1,852	1,963
Nokia OYJ
5.375% due 05/15/2019		1,000	1,083
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,134
8.750% due 12/15/2020		4,500	5,017
Numericable Group S.A.
4.875% due 05/15/2019		1,000	1,028
6.000% due 05/15/2022		5,000	5,206
6.250% due 05/15/2024		3,500	3,657
NXP BV
5.750% due 03/15/2023		2,000	2,107
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,080
6.875% due 03/15/2022		1,000	1,095
6.875% due 01/15/2023		1,000	1,095
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		1,199	1,295
Orion Engineered Carbons Finance & Co. S.C.A. (9.250% Cash or 10.000% PIK)
9.250% due 08/01/2019 (b)		1,000	1,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oshkosh Corp.
8.500% due 03/01/2020	$175	$190
Party City Holdings, Inc.
8.875% due 08/01/2020	1,500	1,669
Peabody Energy Corp.
6.000% due 11/15/2018	1,250	1,309
6.250% due 11/15/2021	2,500	2,503
Penn National Gaming, Inc.
5.875% due 11/01/2021	1,500	1,421
Penske Automotive Group, Inc.
5.750% due 10/01/2022	500	529
Perstorp Holding AB
8.750% due 05/15/2017	3,000	3,232
11.000% due 08/15/2017	1,250	1,350
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	2,500	2,691
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)	2,000	2,055
PHH Corp.
6.375% due 08/15/2021	750	797
9.250% due 03/01/2016	500	563
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	1,000	1,064
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021	1,500	1,590
7.500% due 04/15/2021	3,000	3,240
7.750% due 04/01/2022	1,000	1,093
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	3,000	3,082
Pinnacle Operating Corp.
9.000% due 11/15/2020	350	381
Ply Gem Industries, Inc.
6.500% due 02/01/2022	3,000	2,906
Post Holdings, Inc.
6.750% due 12/01/2021	3,000	3,191
7.375% due 02/15/2022	2,000	2,170
Precision Drilling Corp.
6.500% due 12/15/2021	1,000	1,093
Prestige Brands, Inc.
5.375% due 12/15/2021	2,000	2,050
8.125% due 02/01/2020	500	560
PVH Corp.
4.500% due 12/15/2022	3,500	3,465
Range Resources Corp.
5.000% due 08/15/2022	2,000	2,130
5.000% due 03/15/2023	2,000	2,140
5.750% due 06/01/2021	500	543
6.750% due 08/01/2020	750	810
Regency Energy Partners LP
4.500% due 11/01/2023	1,500	1,492
5.500% due 04/15/2023	1,500	1,575
6.875% due 12/01/2018	1,125	1,191
Rexel S.A.
6.125% due 12/15/2019	1,000	1,063
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	5,000	5,300
6.875% due 02/15/2021	1,500	1,626
7.125% due 04/15/2019	1,250	1,313
7.875% due 08/15/2019	1,000	1,094
8.250% due 02/15/2021	3,000	3,277
8.500% due 05/15/2018	1,175	1,231
9.000% due 04/15/2019	2,000	2,127
9.875% due 08/15/2019	4,000	4,455
Rice Energy, Inc.
6.250% due 05/01/2022	250	257
Rockies Express Pipeline LLC
5.625% due 04/15/2020	1,000	1,035
6.000% due 01/15/2019	1,500	1,579

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		$2,500	$2,606
Ryerson, Inc.
9.000% due 10/15/2017		750	804
Ryland Group, Inc.
5.375% due 10/01/2022		1,000	998
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	797
5.625% due 04/15/2023		2,000	2,090
5.750% due 05/15/2024		2,500	2,609
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,130
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		1,500	1,612
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,605
6.875% due 11/15/2019		550	598
Samson Investment Co.
10.750% due 02/15/2020		3,000	3,176
Sanchez Energy Corp.
6.125% due 01/15/2023		1,500	1,552
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	1,089
7.500% due 02/15/2023		1,000	1,090
8.125% due 10/15/2022		1,000	1,106
SBA Communications Corp.
4.875% due 07/15/2022 (a)		1,500	1,485
5.625% due 10/01/2019		500	532
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,066
Schaeffler Finance BV
4.250% due 05/15/2021		2,000	2,005
4.750% due 05/15/2021		3,000	3,105
7.750% due 02/15/2017	EUR	2,500	3,911
7.750% due 02/15/2017		$1,000	1,133
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		3,500	3,706
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	1,238
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	544
Sealed Air Corp.
5.250% due 04/01/2023		1,500	1,530
8.125% due 09/15/2019		2,000	2,212
8.375% due 09/15/2021		2,000	2,300
Sensata Technologies BV
4.875% due 10/15/2023		2,250	2,244
6.500% due 05/15/2019		1,500	1,603
Serta Simmons Holdings LLC
8.125% due 10/01/2020		1,500	1,639
ServiceMaster Co.
7.000% due 08/15/2020		3,500	3,741
8.000% due 02/15/2020		1,000	1,083
Seventy Seven Energy, Inc.
6.500% due 07/15/2022		500	513
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		2,000	2,030
Sinclair Television Group, Inc.
6.125% due 10/01/2022		1,000	1,050
6.375% due 11/01/2021		500	534
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,400
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	578
Softbank Corp.
4.500% due 04/15/2020		3,000	3,060

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sonat, Inc.
7.000% due 02/01/2018		$500	$558
Sophia LP
9.750% due 01/15/2019		2,000	2,210
Southern Star Central Corp.
5.125% due 07/15/2022		500	505
Spectrum Brands, Inc.
6.375% due 11/15/2020		500	541
6.625% due 11/15/2022		2,500	2,719
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		250	254
Springs Industries, Inc.
6.250% due 06/01/2021		1,500	1,537
SPX Corp.
6.875% due 09/01/2017		750	848
Starz LLC
5.000% due 09/15/2019		1,500	1,569
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	546
6.375% due 08/15/2022		500	546
7.625% due 03/15/2020		1,500	1,612
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,122
Suburban Propane Partners LP
7.375% due 03/15/2020		275	294
7.375% due 08/01/2021		182	199
Sun Products Corp.
7.750% due 03/15/2021		1,500	1,313
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,058
7.625% due 11/15/2020		1,500	1,642
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	730
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	582
7.000% due 12/31/2017	EUR	475	686
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,074
T-Mobile USA, Inc.
6.250% due 04/01/2021		2,000	2,132
6.625% due 04/01/2023		3,000	3,270
6.731% due 04/28/2022		2,500	2,706
6.836% due 04/28/2023		2,000	2,185
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,684
Tempur Sealy International, Inc.
6.875% due 12/15/2020		1,000	1,100
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	1,997
4.500% due 04/01/2021		6,000	6,060
5.000% due 03/01/2019		2,250	2,287
6.000% due 10/01/2020		1,000	1,088
8.000% due 08/01/2020		2,500	2,716
8.125% due 04/01/2022		1,000	1,160
Terex Corp.
6.000% due 05/15/2021		1,100	1,191
Tervita Corp.
8.000% due 11/15/2018		750	786
Tesoro Logistics LP
5.875% due 10/01/2020		500	530
Time, Inc.
5.750% due 04/15/2022		1,750	1,772
TransDigm, Inc.
5.500% due 10/15/2020		3,000	3,064
6.000% due 07/15/2022		2,000	2,057
6.500% due 07/15/2024		3,000	3,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		$500	$528
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		1,500	1,573
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	2,067
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		2,500	2,700
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	1,003
Tronox Finance LLC
6.375% due 08/15/2020		1,000	1,038
Tullow Oil PLC
6.250% due 04/15/2022		2,000	2,077
United Rentals North America, Inc.
6.125% due 06/15/2023		350	377
7.375% due 05/15/2020		1,000	1,110
7.625% due 04/15/2022		2,250	2,537
8.250% due 02/01/2021		1,500	1,676
8.375% due 09/15/2020		1,500	1,654
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,968
5.500% due 01/15/2023		$2,000	2,080
5.750% due 01/15/2023	EUR	1,500	2,247
7.500% due 03/15/2019		$500	536
7.500% due 03/15/2019	EUR	750	1,103
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	470
Univision Communications, Inc.
5.125% due 05/15/2023		$1,500	1,596
6.750% due 09/15/2022		1,357	1,508
6.875% due 05/15/2019		3,000	3,210
7.875% due 11/01/2020		1,750	1,934
8.500% due 05/15/2021		2,500	2,784
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,999
6.750% due 03/15/2023		1,500	2,285
6.750% due 03/15/2023	CHF	1,000	1,256
8.375% due 08/15/2020	EUR	1,250	1,879
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,762
USG Corp.
5.875% due 11/01/2021		2,500	2,653
8.375% due 10/15/2018		1,500	1,585
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		2,500	2,575
6.375% due 10/15/2020		1,000	1,066
6.750% due 08/15/2021		2,000	2,137
6.875% due 12/01/2018		1,000	1,050
7.000% due 10/01/2020		2,500	2,669
7.250% due 07/15/2022		3,000	3,251
7.500% due 07/15/2021		3,000	3,334
VeriSign, Inc.
4.625% due 05/01/2023		2,000	1,986
Videotron Ltd.
5.375% due 06/15/2024		1,250	1,284
9.125% due 04/15/2018		52	54
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,000	1,103
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,122
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,500	3,841
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,500	1,586
7.375% due 04/23/2021		2,000	2,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Windstream Corp.
7.750% due 10/15/2020	$1,000	$1,089
7.750% due 10/01/2021	500	549
Wise Metals Group LLC
8.750% due 12/15/2018	1,500	1,635
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	541
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,000	973
5.375% due 03/15/2022	2,500	2,616
7.750% due 08/15/2020	1,500	1,642
Wynn Macau Ltd.
5.250% due 10/15/2021	2,000	2,060
Zayo Group LLC
8.125% due 01/01/2020	750	820

		928,162

UTILITIES 7.8%
Access Midstream Partners LP
4.875% due 05/15/2023	2,000	2,117
6.125% due 07/15/2022	500	555
AES Corp.
3.229% due 06/01/2019	1,500	1,515
7.375% due 07/01/2021	3,000	3,525
8.000% due 10/15/2017	61	71
8.000% due 06/01/2020	1,500	1,811
9.750% due 04/15/2016	1,000	1,135
Athlon Holdings LP
6.000% due 05/01/2022	500	519
7.375% due 04/15/2021	750	821
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	511
6.625% due 10/01/2020	1,000	1,068
Calpine Corp.
7.500% due 02/15/2021	2,399	2,606
7.875% due 07/31/2020	1,400	1,526
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,065
7.250% due 12/01/2020	500	549
Electricite de France
5.625% due 01/22/2024 (d)	1,000	1,046
EP Energy LLC
6.875% due 05/01/2019	500	534
9.375% due 05/01/2020	4,500	5,175
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,573
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,283
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,058
MarkWest Energy Partners LP
4.500% due 07/15/2023	2,500	2,562
5.500% due 02/15/2023	750	804
6.750% due 11/01/2020	450	491
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	2,500	2,678
Midwest Generation LLC
8.560% due 01/02/2016	285	293
NGPL PipeCo LLC
7.119% due 12/15/2017	750	765
9.625% due 06/01/2019	1,000	1,100
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,359
NRG Energy, Inc.
6.250% due 07/15/2022	2,250	2,402
6.250% due 05/01/2024	1,000	1,046

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 03/15/2023	$1,500	$1,631
7.625% due 01/15/2018	5,000	5,737
7.875% due 05/15/2021	1,000	1,114
8.250% due 09/01/2020	2,250	2,469
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,715
Parsley Energy LLC
7.500% due 02/15/2022	250	268
Red Oak Power LLC
8.540% due 11/30/2019	763	833
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,100
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	3,045
6.900% due 05/01/2019	4,500	4,984
8.750% due 03/15/2032	3,000	3,480
Sprint Communications, Inc.
6.000% due 11/15/2022	4,500	4,612
7.000% due 03/01/2020	1,500	1,733
8.375% due 08/15/2017	1,000	1,171
9.000% due 11/15/2018	2,500	3,037
Sprint Corp.
7.125% due 06/15/2024	3,500	3,719
7.250% due 09/15/2021	3,500	3,872
7.875% due 09/15/2023	2,000	2,230
Targa Resources Partners LP
4.250% due 11/15/2023	1,500	1,498
5.250% due 05/01/2023	2,000	2,100
6.375% due 08/01/2022	375	410
7.875% due 10/15/2018	1,000	1,058
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,372	1,461
VimpelCom Holdings BV
7.504% due 03/01/2022	750	813
Virgin Media Finance PLC
6.375% due 04/15/2023	2,000	2,180

		100,833

Total Corporate Bonds & Notes (Cost $1,090,223)		1,155,184

MORTGAGE-BACKED SECURITIES 0.3%
Bear Stearns Alt-A Trust
4.382% due 11/25/2036 ^	814	626

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	$9	$9
Countrywide Alternative Loan Trust
0.383% due 05/20/2046 ^	133	97
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035	82	63
2.510% due 05/20/2036	456	371
GSR Mortgage Loan Trust
2.849% due 04/25/2035	10	10
HarborView Mortgage Loan Trust
0.973% due 12/19/2036 ^	39	32
IndyMac Mortgage Loan Trust
2.819% due 03/25/2037 ^	1,481	1,368
6.000% due 07/25/2037	667	603
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^	344	190
WaMu Mortgage Pass-Through Certificates Trust
0.883% due 04/25/2047	45	41
2.054% due 12/25/2036 ^	502	441
2.344% due 09/25/2036 ^	32	29
Washington Mutual Mortgage Pass-Through Certificates Trust
1.093% due 05/25/2046	40	31

Total Mortgage-Backed Securities (Cost $2,924)		3,911

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.220% due 01/25/2037 ^	99	45

Total Asset-Backed Securities (Cost $64)		45

	SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/30/2014 (d)	1,750	1,763
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,365

Total Preferred Securities (Cost $2,900)		3,128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.1%
		$1,893

U.S. TREASURY BILLS 0.1%
0.046% due 11/06/2014 - 11/13/2014 (c)(g)	$1,644	1,644

Total Short-Term Instruments (Cost $3,537)		3,537

Total Investments in Securities (Cost $1,108,566)		1,174,742

	SHARES
INVESTMENTS IN AFFILIATES 7.6%

SHORT-TERM INSTRUMENTS 7.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio	9,596,183	96,019
PIMCO Short-Term Floating NAV Portfolio III	230,235	2,301

Total Short-Term Instruments (Cost $98,316)		98,320

Total Investments in Affiliates (Cost $98,316)		98,320

Total Investments 98.2% (Cost $1,206,882)		$1,273,062

Financial Derivative Instruments (f)(h) 0.0%
(Cost or Premiums, net $(524))		(201)

Other Assets and Liabilities, net 1.8%		23,523

Net Assets 100.0%		$1,296,384

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,893	Freddie Mac 2.000% due 01/30/2023	$(1,934)	$1,893	$1,893

Total Repurchase Agreements						$(1,934)	$1,893	$1,893

(1)	Includes accrued interest.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $1,498 at a weighted average interest rate of 0.062%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,893	$0	$0	$0	$1,893	$(1,934)	$(41)

Total Borrowings and Other Financing Transactions	$1,893	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$4,950	$462	$502	$0	$(5)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	24,750	2,392	928	0	(33)
CDX.HY-22 5-Year Index	5.000%	06/20/2019	7,920	698	144	0	(11)

				$3,552	$1,574	$0	$(49)

Total Swap Agreements				$3,552	$1,574	$0	$(49)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $1,644 and cash of $17 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(49)	$(49)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BRC	08/2014	CHF	1,487	$1,692	$14	$0
	08/2014	EUR	23,167	31,638	0	(90)
	09/2014	GBP	5,861	9,838	0	(187)

Total Forward Foreign Currency Contracts					$14	$(277)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	SLM Corp.	5.000%	09/20/2014	0.302%	$800	$(112)	$122	$10	$0

CBK	Community Health Systems, Inc.	5.000%	09/20/2014	0.333%	200	(18)	20	2	0

DUB	SLM Corp.	5.000%	09/20/2014	0.302%	300	(34)	38	4	0

FBF	El Paso LLC	5.000%	12/20/2014	0.399%	2,500	(75)	134	59	0

GST	El Paso LLC	5.000%	09/20/2014	0.399%	3,000	(285)	321	36	0

						$(524)	$635	$111	$0

Total Swap Agreements						$(524)	$635	$111	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$0	$10	$10	$0	$0	$0	$0	$10	$(20)	$(10)
BRC	14	0	0	14	(277)	0	0	(277)	(263)	0	(263)
CBK	0	0	2	2	0	0	0	0	2	0	2
DUB	0	0	4	4	0	0	0	0	4	0	4
FBF	0	0	59	59	0	0	0	0	59	0	59
GST	0	0	36	36	0	0	0	0	36	(40)	(4)

Total Over the Counter	$14	$0	$111	$125	$(277)	$0	$0	$(277)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14	$0	$14
Swap Agreements	0	111	0	0	0	111

	$0	$111	$0	$14	$0	$125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$49	$0	$0	$0	$49

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$277	$0	$277

	$0	$49	$0	$277	$0	$326

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,431	$0	$0	$0	$2,431

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4
Swap Agreements	0	442	0	0	0	442

	$0	$442	$0	$4	$0	$446

	$0	$2,873	$0	$4	$0	$2,877

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(1,797)	$0	$0	$0	$(1,797)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(198)	$0	$(198)
Swap Agreements	0	(430)	0	0	0	(430)

	$0	$(430)	$0	$(198)	$0	$(628)

	$0	$(2,227)	$0	$(198)	$0	$(2,425)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,937	$0	$8,937
Corporate Bonds & Notes
Banking & Finance	0	126,189	0	126,189
Industrials	0	928,076	86	928,162
Utilities	0	100,833	0	100,833
Mortgage-Backed Securities	0	3,911	0	3,911
Asset-Backed Securities	0	45	0	45
Preferred Securities
Banking & Finance	1,365	1,763	0	3,128
Short-Term Instruments
Repurchase Agreements	0	1,893	0	1,893
U.S. Treasury Bills	0	1,644	0	1,644
	$1,365	$1,173,291	$86	$1,174,742

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$98,320	$0	$0	$98,320

Total Investments	$99,685	$1,173,291	$86	$1,273,062

Financial Derivative Instruments - Assets
Over the counter	$0	$125	$0	$125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(49)	0	(49)
Over the counter	0	(277)	0	(277)
	$0	$(326)	$0	$(326)

Totals	$99,685	$1,173,090	$86	$1,272,861

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

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daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

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Notes to Financial Statements (Cont.)

significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

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market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the

NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these

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Notes to Financial Statements (Cont.)

securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had $4,708,952 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and

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associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$95,903	$141,505	$(141,400)	$(10)	$21	$96,019	$106	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$2,301	$0	$0	$0	$2,301	$0	$0

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Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral

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June 30, 2014 (Unaudited)

or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$5,024	$203,950	$146,486

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	10	$86	55	$438
Administrative Class	17,229	140,654	52,964	425,715
Advisor Class	2,633	21,468	10,717	86,099
Issued as reinvestment of distributions
Institutional Class	16	130	37	301
Administrative Class	3,762	30,791	7,179	57,822
Advisor Class	167	1,369	334	2,697
Cost of shares redeemed
Institutional Class	(32)	(261)	(201)	(1,601)
Administrative Class	(14,446)	(117,630)	(42,298)	(339,581)
Advisor Class	(1,659)	(13,512)	(13,303)	(106,773)
Net increase (decrease) resulting from Portfolio share transactions	7,680	$63,095	15,484	$125,117

As of June 30, 2014, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 60% of the Portfolio, and the shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,207,069	$67,623	$(1,630)	$65,993

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America	DUB	Deutsche Bank AG	GST	Goldman Sachs International
BRC	Barclays Bank PLC	FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.

Currency Abbreviations:
CHF	Swiss Franc	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind

SEMIANNUAL REPORT	JUNE 30, 2014	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT37SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO High Yield Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	90.7%
Short-Term Instruments‡	8.0%
Bank Loan Obligations	0.7%
Mortgage-Backed Securities	0.3%
Preferred Securities	0.3%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (07/01/2002)
PIMCO High Yield Portfolio Institutional Class	4.87%	10.25%	12.87%	7.69%	8.55%
The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	5.54%	11.33%	12.50%	8.19%	9.05%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Institutional Class shares.

± The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,048.70	$1,021.82
Expenses Paid During Period†	$3.05	$3.01
Net Annualized Expense Ratio	0.60%	0.60%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the metals and mining sector added to returns as the sector underperformed the broader U.S. high yield bond market over the reporting period.

»	An overweight to the media cable sector added to returns as the media cable sector outperformed the broader U.S. high yield bond market over the reporting period.

»	An underweight to the retailers sector added to returns as the sector underperformed the broader U.S. high yield bond market during the reporting period.

»	An underweight to the banking sector detracted from returns as the sector outperformed the broader U.S. high yield bond market during the reporting period.

»	An underweight to the energy sector (namely oil refining and marketing) detracted from returns as the sector outperformed the broader U.S. high yield bond market during the reporting period.

»	An overweight to the chemicals sector detracted from returns as the sector underperformed the broader U.S. high yield bond market during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$8.07		$8.06	$7.47	$7.75	$7.28	$5.66
Net investment income (a)	0.21		0.43	0.44	0.52	0.55	0.56
Net realized/unrealized gain (loss)	0.18		0.03	0.61	(0.25)	0.48	1.62
Total income from investment operations	0.39		0.46	1.05	0.27	1.03	2.18
Dividends from net investment income	(0.22)		(0.45)	(0.46)	(0.55)	(0.56)	(0.56)
Total distributions	(0.22)		(0.45)	(0.46)	(0.55)	(0.56)	(0.56)
Net asset value end of year or period	$8.24		$8.07	$8.06	$7.47	$7.75	$7.28
Total return	4.87%		5.89%	14.47%	3.49%	14.63%	40.47%
Net assets end of year or period (000s)	$4,902		$4,848	$5,724	$4,672	$4,087	$3,284
Ratio of expenses to average net assets	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of expenses to average net assets excluding interest expense	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	5.16	%*	5.39%	5.69%	6.85%	7.30%	8.69%
Portfolio turnover rate	13	%**	41%**	43%**	68%**	64%**	181%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$1,174,742
Investments in Affiliates	98,320
Financial Derivative Instruments
Over the counter	125
Cash	1
Deposits with counterparty	157
Foreign currency, at value	514
Receivable for investments sold	13,037
Receivable for Portfolio shares sold	648
Interest and dividends receivable	17,806
Dividends receivable from Affiliates	20
1,305,370

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$49
Over the counter	277
Payable for investments purchased	7,690
Payable for investments in Affiliates purchased	20
Deposits from counterparty	60
Payable for Portfolio shares redeemed	121
Accrued investment advisory fees	255
Accrued supervisory and administrative fees	357
Accrued distribution fees	12
Accrued servicing fees	145
8,986

Net Assets	$1,296,384

Net Assets Consist of:
Paid in capital	$1,219,721
Undistributed net investment income	1,363
Accumulated undistributed net realized gain	7,167
Net unrealized appreciation	68,133
$1,296,384

Net Assets:
Institutional Class	$4,902
Administrative Class	1,233,324
Advisor Class	58,158

Shares Issued and Outstanding:
Institutional Class	595
Administrative Class	149,760
Advisor Class	7,062

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$8.24
Administrative Class	8.24
Advisor Class	8.24

Cost of Investments in Securities	$1,108,566
Cost of Investments in Affiliates	$98,316
Cost of Foreign Currency Held	$511
Cost or Premiums of Financial Derivative Instruments, net	$(524)

* Includes repurchase agreements of:	$1,893

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$35,265
Dividends	112
Dividends from Investments in Affiliates	106
Total Income	35,483

Expenses:
Investment advisory fees	1,532
Supervisory and administrative fees	2,144
Servicing fees - Administrative Class	876
Distribution and/or servicing fees - Advisor Class	66
Trustee fees	5
Total Expenses	4,623

Net Investment Income	30,860

Net Realized Gain (Loss):
Investments in securities	6,671
Investments in Affiliates	(10)
Exchange-traded or centrally cleared financial derivative instruments	2,431
Over the counter financial derivative instruments	446
Foreign currency	25
Net Realized Gain	9,563

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	19,720
Investments in Affiliates	21
Exchange-traded or centrally cleared financial derivative instruments	(1,797)
Over the counter financial derivative instruments	(628)
Foreign currency assets and liabilities	(20)
Net Change in Unrealized Appreciation	17,296
Net Gain	26,859

Net Increase in Net Assets Resulting from Operations	$57,719

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$30,860	$58,254
Net realized gain	9,563	14,038
Net change in unrealized appreciation (depreciation)	17,296	(10,660)
Net increase resulting from operations	57,719	61,632

Distributions to Shareholders:
From net investment income
Institutional Class	(130)	(301)
Administrative Class	(30,791)	(57,829)
Advisor Class	(1,369)	(2,697)

Total Distributions	(32,290)	(60,827)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	63,095	125,117

Total Increase in Net Assets	88,524	125,922

Net Assets:
Beginning of period	1,207,860	1,081,938
End of period*	$1,296,384	$1,207,860

* Including undistributed net investment income of:	$1,363	$2,793

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

BANK LOAN OBLIGATIONS 0.7%
Catalent Pharma Solutions, Inc.
4.500% due 05/20/2021		$769	$775
Gardner Denver, Inc.
4.250% due 07/30/2020		496	497
Gates Corp.
TBD% due 04/25/2015		4,750	4,709
Grifols Worldwide Operations USA, Inc.
3.150% due 02/27/2021		748	748
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		730	728
Sun Products Corp.
5.500% due 03/23/2020		489	481
Transunion LLC
4.000% due 04/09/2021		998	999

Total Bank Loan Obligations (Cost $8,918)			8,937

CORPORATE BONDS & NOTES 89.1%

BANKING & FINANCE 9.7%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,060
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		1,500	1,513
4.500% due 05/15/2021		2,500	2,547
Ally Financial, Inc.
3.500% due 07/18/2016		1,000	1,034
4.750% due 09/10/2018		1,000	1,064
6.250% due 12/01/2017		3,500	3,920
6.750% due 12/01/2014		100	103
7.500% due 09/15/2020		3,500	4,231
8.000% due 03/15/2020		2,000	2,435
8.000% due 11/01/2031		1,500	1,922
8.300% due 02/12/2015		1,750	1,827
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,382
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		500	469
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	1,000	2,343
Barclays PLC
8.250% due 12/15/2018 (d)		$750	797
Capsugel Finance Co. S.C.A.
9.875% due 08/01/2019	EUR	2,000	2,958
CBRE Services, Inc.
5.000% due 03/15/2023		$2,000	2,030
CIT Group, Inc.
4.250% due 08/15/2017		4,500	4,705
5.000% due 05/15/2017		1,000	1,068
5.000% due 08/15/2022		9,000	9,349
5.250% due 03/15/2018		2,500	2,691
5.500% due 02/15/2019		2,000	2,174
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,584
Corrections Corp. of America
4.625% due 05/01/2023		2,500	2,462
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		1,500	1,641
8.375% due 10/13/2019 (d)		2,000	2,372
Credit Suisse
6.500% due 08/08/2023		750	834
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		2,000	2,016
7.500% due 12/11/2023 (d)		1,000	1,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denali Borrower LLC
5.625% due 10/15/2020		$3,000	$3,187
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	523
6.375% due 11/15/2019		2,000	2,175
6.750% due 06/01/2016		500	545
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	254
3.250% due 05/15/2018		2,000	2,030
4.250% due 05/15/2023		3,000	3,004
HBOS PLC
6.750% due 05/21/2018		1,000	1,154
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		2,000	2,152
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,095
6.250% due 05/15/2019		2,000	2,245
7.125% due 09/01/2018		1,750	2,034
8.625% due 09/15/2015		3,000	3,255
8.750% due 03/15/2017		2,000	2,329
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,267
iStar Financial, Inc.
5.000% due 07/01/2019		1,250	1,256
Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,526
7.375% due 04/01/2020		2,000	2,110
LBG Capital PLC
7.625% due 10/14/2020	EUR	250	382
7.869% due 08/25/2020	GBP	600	1,088
8.000% due 06/15/2020 (d)		$200	222
9.125% due 07/15/2020	GBP	500	904
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		$5,000	5,332
Provident Funding Associates LP
6.750% due 06/15/2021		500	509
Realogy Group LLC
4.500% due 04/15/2019		1,000	1,003
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,897
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	2,005
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		2,100	2,135
7.648% due 09/30/2031 (d)		250	304
SLM Corp.
4.875% due 06/17/2019		2,000	2,066
5.000% due 06/15/2018		450	452
8.000% due 03/25/2020		1,000	1,159
8.450% due 06/15/2018		2,000	2,369
Societe Generale S.A.
6.000% due 01/27/2020 (d)		750	740
7.875% due 12/18/2023 (d)		2,500	2,666
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		250	261
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	1,112
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	347
UBS AG
7.152% due 12/21/2017 (d)	EUR	600	939
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$660	705
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	1,000	1,810

			126,189

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 71.6%
21st Century Oncology, Inc.
9.875% due 04/15/2017		$750	$694
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022 (a)		1,000	1,008
Accudyne Industries Borrower
7.750% due 12/15/2020		2,500	2,687
Activision Blizzard, Inc.
5.625% due 09/15/2021		1,000	1,080
6.125% due 09/15/2023		3,000	3,307
ADT Corp.
3.500% due 07/15/2022		3,500	3,194
4.125% due 04/15/2019		4,000	4,035
4.125% due 06/15/2023		2,000	1,850
4.875% due 07/15/2042		750	629
6.250% due 10/15/2021		2,000	2,125
Aguila S.A.
7.875% due 01/31/2018		2,500	2,639
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,600	1,712
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,093
Alere, Inc.
8.625% due 10/01/2018		2,500	2,644
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,116
7.875% due 11/01/2020		750	786
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,750	2,936
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		1,000	1,058
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,338
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,075
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		1,000	1,034
Altice S.A.
7.750% due 05/15/2022		5,000	5,350
AMC Networks, Inc.
4.750% due 12/15/2022		5,000	5,025
7.750% due 07/15/2021		600	674
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		1,250	1,297
Amsted Industries, Inc.
5.000% due 03/15/2022		1,500	1,506
Antero Resources Finance Corp.
5.375% due 11/01/2021		1,000	1,041
6.000% due 12/01/2020		1,000	1,078
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,125
ArcelorMittal
4.250% due 08/05/2015		2,000	2,060
Arch Coal, Inc.
7.000% due 06/15/2019		500	381
7.250% due 06/15/2021		1,000	735
ARD Finance S.A. (11.125% Cash or 11.125% PIK)
11.125% due 06/01/2018 (b)		695	735
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		1,000	1,056
9.250% due 10/15/2020	EUR	2,000	2,992
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,000	1,951
Ashland, Inc.
3.875% due 04/15/2018		$750	775
4.750% due 08/15/2022		4,000	4,040
6.875% due 05/15/2043		1,250	1,353

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ashtead Capital, Inc.
6.500% due 07/15/2022		$1,000	$1,098
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,562
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	268
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,507
Avis Budget Car Rental LLC
2.977% due 12/01/2017		750	769
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		1,000	1,095
Axiall Corp.
4.875% due 05/15/2023		1,000	1,008
B&G Foods, Inc.
4.625% due 06/01/2021		2,000	2,010
B/E Aerospace, Inc.
5.250% due 04/01/2022		3,000	3,281
6.875% due 10/01/2020		1,000	1,091
Ball Corp.
4.000% due 11/15/2023		2,500	2,394
Baytex Energy Corp. Co.
5.125% due 06/01/2021		750	756
5.625% due 06/01/2024		750	754
BC Mountain LLC
7.000% due 02/01/2021		1,000	973
Belden, Inc.
5.250% due 07/15/2024		1,000	1,013
5.500% due 09/01/2022		2,000	2,080
Berry Plastics Corp.
9.750% due 01/15/2021		2,000	2,290
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016		1,500	1,541
Big Heart Pet Brands
7.625% due 02/15/2019		2,769	2,889
Biomet, Inc.
6.500% due 08/01/2020		7,500	8,119
6.500% due 10/01/2020		5,000	5,362
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,500	1,551
Boise Cascade Co.
6.375% due 11/01/2020		750	810
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,000	980
Brakes Capital
7.125% due 12/15/2018	GBP	750	1,319
Bristow Group, Inc.
6.250% due 10/15/2022		$400	432
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,160
6.875% due 08/15/2018		250	260
7.000% due 02/15/2020		900	959
7.500% due 03/15/2020		500	535
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,394	1,492
Burger King Corp.
9.875% due 10/15/2018		1,500	1,612
Cablevision Systems Corp.
5.875% due 09/15/2022		2,000	2,045
8.000% due 04/15/2020		1,000	1,139
Calcipar S.A.
6.875% due 05/01/2018		500	530
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,750	1,842
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		2,000	2,064

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carlson Travel Holdings, Inc. (7.500% Cash or 8.250% PIK)
7.500% due 08/15/2019 (a)(b)		$500	$511
Carlson Wagonlit BV
6.875% due 06/15/2019		750	810
Cascades, Inc.
5.500% due 07/15/2022		750	751
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		1,250	1,463
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,020
Catamaran Corp.
4.750% due 03/15/2021		1,000	1,013
CBS Outdoor Americas Capital LLC
5.250% due 02/15/2022		500	515
5.625% due 02/15/2024		500	518
CCO Holdings LLC
5.125% due 02/15/2023		2,000	2,017
5.250% due 09/30/2022		6,000	6,120
5.750% due 09/01/2023		2,750	2,860
6.500% due 04/30/2021		1,000	1,069
6.625% due 01/31/2022		1,000	1,079
Cedar Fair LP
5.375% due 06/01/2024		1,000	1,014
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	1,010
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	3,004
6.375% due 09/15/2020		1,650	1,761
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,517
CGG S.A.
6.500% due 06/01/2021		$1,000	998
CHC Helicopter S.A.
9.250% due 10/15/2020		2,250	2,464
Chemtura Corp.
5.750% due 07/15/2021		1,500	1,564
Chesapeake Energy Corp.
4.875% due 04/15/2022		3,000	3,109
5.750% due 03/15/2023		5,000	5,581
Churchill Downs, Inc.
5.375% due 12/15/2021		500	514
Cimarex Energy Co.
4.375% due 06/01/2024		1,000	1,023
5.875% due 05/01/2022		500	555
Cinemark USA, Inc.
5.125% due 12/15/2022		1,000	1,034
Clean Harbors, Inc.
5.125% due 06/01/2021		1,500	1,540
5.250% due 08/01/2020		1,000	1,036
Clear Channel Communications, Inc.
9.000% due 03/01/2021		2,500	2,684
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,779
7.625% due 03/15/2020		4,000	4,335
CNH Capital LLC
3.625% due 04/15/2018		2,000	2,052
3.875% due 11/01/2015		1,000	1,025
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	1,010
Columbus International, Inc.
7.375% due 03/30/2021		1,250	1,352
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	268
CommScope, Inc.
5.000% due 06/15/2021		875	897
5.500% due 06/15/2024		750	766

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Community Health Systems, Inc.
5.125% due 08/15/2018		$1,000	$1,051
5.125% due 08/01/2021		1,750	1,802
6.875% due 02/01/2022		2,500	2,662
7.125% due 07/15/2020		2,000	2,175
8.000% due 11/15/2019		3,500	3,841
Concho Resources, Inc.
5.500% due 04/01/2023		500	540
6.500% due 01/15/2022		1,750	1,938
7.000% due 01/15/2021		750	827
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	1,050
8.250% due 04/01/2020		3,000	3,262
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	5,019
6.000% due 05/01/2022		1,000	1,128
7.250% due 05/15/2017		1,000	1,148
Constellium NV
5.750% due 05/15/2024		250	263
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	86
Continental Resources, Inc.
8.250% due 10/01/2019		50	53
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		4,000	4,100
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,251
Cott Beverages, Inc.
5.375% due 07/01/2022		1,000	1,004
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		6,000	5,962
Crown Americas LLC
4.500% due 01/15/2023		3,000	2,937
Crown Castle International Corp.
4.875% due 04/15/2022		1,500	1,553
5.250% due 01/15/2023		5,000	5,237
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	250
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,317
7.875% due 02/15/2018		2,000	2,315
8.625% due 02/15/2019		1,000	1,193
CST Brands, Inc.
5.000% due 05/01/2023		1,250	1,256
Darling International, Inc.
5.375% due 01/15/2022		3,000	3,124
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024		3,500	3,528
5.750% due 08/15/2022		5,000	5,362
6.625% due 11/01/2020		2,000	2,135
Denbury Resources, Inc.
4.625% due 07/15/2023		1,000	975
Digicel Group Ltd.
7.125% due 04/01/2022		2,000	2,090
8.250% due 09/30/2020		1,000	1,095
Digicel Ltd.
6.000% due 04/15/2021		1,000	1,035
8.250% due 09/01/2017		3,000	3,101
DigitalGlobe, Inc.
5.250% due 02/01/2021		900	896
DineEquity, Inc.
9.500% due 10/30/2018		3,000	3,229
DISH DBS Corp.
5.000% due 03/15/2023		5,000	5,106
5.125% due 05/01/2020		500	527
5.875% due 07/15/2022		5,000	5,437

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 06/01/2021	$1,000	$1,143
7.125% due 02/01/2016	2,000	2,167
7.875% due 09/01/2019	2,500	2,975
DJO Finance LLC
7.750% due 04/15/2018	3,500	3,692
9.750% due 10/15/2017	500	526
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	806
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,250	1,281
Eagle Spinco, Inc.
4.625% due 02/15/2021	3,500	3,509
El Paso LLC
7.250% due 06/01/2018	500	572
7.750% due 01/15/2032	500	554
7.800% due 08/01/2031	1,150	1,254
8.050% due 10/15/2030	780	854
Endo Finance LLC
5.750% due 01/15/2022	3,500	3,579
Endo Finance LLC & Endo Finco, Inc.
7.000% due 07/15/2019	1,500	1,609
7.000% due 12/15/2020	1,500	1,611
7.250% due 01/15/2022	1,250	1,356
Envision Healthcare Corp.
5.125% due 07/01/2022	1,375	1,390
Era Group, Inc.
7.750% due 12/15/2022	750	801
First Data Corp.
6.750% due 11/01/2020	3,500	3,797
8.250% due 01/15/2021	4,000	4,400
12.625% due 01/15/2021	500	617
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,500	2,375
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,140	1,180
7.000% due 02/15/2021	2,500	2,584
7.250% due 05/15/2022	1,000	1,045
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	500	529
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	2,152
8.250% due 11/01/2019	2,000	2,185
Forest Laboratories, Inc.
5.000% due 12/15/2021	3,000	3,295
Forest Oil Corp.
7.250% due 06/15/2019	788	784
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,369
5.875% due 01/31/2022	1,250	1,388
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	839
FTS International, Inc.
6.250% due 05/01/2022	875	899
Gardner Denver, Inc.
6.875% due 08/15/2021	6,000	6,330
Gates Global LLC
6.000% due 07/15/2022	3,000	3,015
Gates Investments LLC
9.000% due 10/01/2018	1,577	1,681
General Cable Corp.
6.500% due 10/01/2022	1,250	1,278
Geo Group, Inc.
5.125% due 04/01/2023	1,000	1,005
Getty Images, Inc.
7.000% due 10/15/2020	2,500	2,303
GLP Capital LP
5.375% due 11/01/2023	1,500	1,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Graphic Packaging International, Inc.
4.750% due 04/15/2021	$2,500	$2,569
7.875% due 10/01/2018	1,000	1,056
Griffon Corp.
5.250% due 03/01/2022	3,000	2,992
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	1,250	1,300
Group 1 Automotive, Inc.
5.000% due 06/01/2022	500	503
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	833
HCA Holdings, Inc.
6.250% due 02/15/2021	4,000	4,305
7.750% due 05/15/2021	1,500	1,648
HCA, Inc.
4.750% due 05/01/2023	5,000	5,006
5.000% due 03/15/2024	2,500	2,541
5.875% due 05/01/2023	1,750	1,835
6.500% due 02/15/2020	2,500	2,819
7.190% due 11/15/2015	180	194
7.250% due 09/15/2020	2,975	3,191
7.500% due 02/15/2022	4,000	4,625
8.000% due 10/01/2018	3,500	4,165
HD Supply, Inc.
7.500% due 07/15/2020	5,000	5,487
8.125% due 04/15/2019	3,000	3,315
11.000% due 04/15/2020	2,000	2,367
11.500% due 07/15/2020	1,250	1,500
Headwaters, Inc.
7.625% due 04/01/2019	2,000	2,145
Hearthside Group Holdings LLC
6.500% due 05/01/2022	2,000	2,005
Hecla Mining Co.
6.875% due 05/01/2021	500	498
Hertz Corp.
5.875% due 10/15/2020	500	525
6.250% due 10/15/2022	500	532
6.750% due 04/15/2019	3,000	3,195
7.375% due 01/15/2021	1,500	1,635
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	1,500	1,597
8.875% due 02/01/2018	2,000	2,085
9.000% due 11/15/2020	2,000	2,050
Hiland Partners LP
5.500% due 05/15/2022	1,250	1,269
7.250% due 10/01/2020	500	548
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	3,500	3,725
HJ Heinz Co.
4.250% due 10/15/2020	5,500	5,541
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,500	1,642
Hologic, Inc.
6.250% due 08/01/2020	2,000	2,120
Hospira, Inc.
5.200% due 08/12/2020	500	548
5.800% due 08/12/2023	1,000	1,123
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	500	559
7.625% due 06/15/2021	1,000	1,150
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	1,000	1,063
Huntsman International LLC
4.875% due 11/15/2020	2,500	2,600
8.625% due 03/15/2021	4,000	4,440
IASIS Healthcare LLC
8.375% due 05/15/2019	3,000	3,206

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)		$600	$613
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,120
IMS Health, Inc.
6.000% due 11/01/2020		2,000	2,105
Ineos Finance PLC
7.500% due 05/01/2020		2,000	2,185
INEOS Group Holdings S.A.
6.125% due 08/15/2018		1,500	1,558
6.500% due 08/15/2018	EUR	1,500	2,146
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		$4,000	3,985
6.625% due 12/15/2022		500	524
7.250% due 04/01/2019		1,500	1,601
7.250% due 10/15/2020		4,250	4,590
7.500% due 04/01/2021		3,500	3,850
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		1,500	1,594
8.125% due 06/01/2023		2,000	2,170
Interactive Data Corp.
5.875% due 04/15/2019		2,250	2,295
Interline Brands, Inc. (10.000% Cash or 10.000% PIK)
10.000% due 11/15/2018 (b)		250	269
Jaguar Holding Co.
9.500% due 12/01/2019		1,000	1,098
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)		500	520
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		2,500	2,587
8.125% due 05/15/2021		2,000	2,260
Jarden Corp.
7.500% due 05/01/2017		1,500	1,710
JMC Steel Group, Inc.
8.250% due 03/15/2018		2,000	2,050
Kindred Healthcare, Inc.
6.375% due 04/15/2022		2,500	2,525
Kinetic Concepts, Inc.
10.500% due 11/01/2018		3,500	3,964
12.500% due 11/01/2019		1,000	1,155
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021		500	524
L Brands, Inc.
5.625% due 02/15/2022		1,000	1,088
Lamar Media Corp.
5.000% due 05/01/2023		1,000	1,011
5.875% due 02/01/2022		500	538
Land O’ Lakes, Inc.
6.000% due 11/15/2022		1,000	1,075
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,646
Lear Corp.
4.750% due 01/15/2023		1,000	1,000
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,081
LifePoint Hospitals, Inc.
5.500% due 12/01/2021		2,000	2,100
Lightstream Resources Ltd.
8.625% due 02/01/2020		1,000	1,055
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		1,000	1,100
LKQ Corp.
4.750% due 05/15/2023		1,500	1,487
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		500	409
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		3,500	3,412

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Manitowoc Co., Inc.
5.875% due 10/15/2022		$1,250	$1,369
8.500% due 11/01/2020		3,000	3,360
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,737
McClatchy Co.
9.000% due 12/15/2022		1,500	1,719
MCE Finance Ltd.
5.000% due 02/15/2021		4,000	4,060
MGM Resorts International
6.625% due 12/15/2021		5,000	5,569
6.750% due 10/01/2020		3,000	3,356
6.875% due 04/01/2016		450	492
7.500% due 06/01/2016		1,500	1,659
7.625% due 01/15/2017		2,000	2,265
7.750% due 03/15/2022		2,000	2,350
8.625% due 02/01/2019		1,500	1,794
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,590
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		2,000	2,100
Mueller Water Products, Inc.
8.750% due 09/01/2020		440	491
Murphy Oil USA, Inc.
6.000% due 08/15/2023		1,250	1,322
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	733
8.875% due 12/01/2018		$2,250	2,413
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,594
NCR Corp.
4.625% due 02/15/2021		1,500	1,519
5.000% due 07/15/2022		2,000	2,035
5.875% due 12/15/2021		500	530
6.375% due 12/15/2023		500	545
NeuStar, Inc.
4.500% due 01/15/2023		400	348
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,118
7.125% due 05/15/2018		1,075	1,111
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		2,000	2,075
Nielsen Finance LLC
4.500% due 10/01/2020		2,500	2,531
5.000% due 04/15/2022		1,000	1,013
7.750% due 10/15/2018		1,852	1,963
Nokia OYJ
5.375% due 05/15/2019		1,000	1,083
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,134
8.750% due 12/15/2020		4,500	5,017
Numericable Group S.A.
4.875% due 05/15/2019		1,000	1,028
6.000% due 05/15/2022		5,000	5,206
6.250% due 05/15/2024		3,500	3,657
NXP BV
5.750% due 03/15/2023		2,000	2,107
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,080
6.875% due 03/15/2022		1,000	1,095
6.875% due 01/15/2023		1,000	1,095
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		1,199	1,295
Orion Engineered Carbons Finance & Co. S.C.A. (9.250% Cash or 10.000% PIK)
9.250% due 08/01/2019 (b)		1,000	1,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oshkosh Corp.
8.500% due 03/01/2020	$175	$190
Party City Holdings, Inc.
8.875% due 08/01/2020	1,500	1,669
Peabody Energy Corp.
6.000% due 11/15/2018	1,250	1,309
6.250% due 11/15/2021	2,500	2,503
Penn National Gaming, Inc.
5.875% due 11/01/2021	1,500	1,421
Penske Automotive Group, Inc.
5.750% due 10/01/2022	500	529
Perstorp Holding AB
8.750% due 05/15/2017	3,000	3,232
11.000% due 08/15/2017	1,250	1,350
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	2,500	2,691
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)	2,000	2,055
PHH Corp.
6.375% due 08/15/2021	750	797
9.250% due 03/01/2016	500	563
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	1,000	1,064
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021	1,500	1,590
7.500% due 04/15/2021	3,000	3,240
7.750% due 04/01/2022	1,000	1,093
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	3,000	3,082
Pinnacle Operating Corp.
9.000% due 11/15/2020	350	381
Ply Gem Industries, Inc.
6.500% due 02/01/2022	3,000	2,906
Post Holdings, Inc.
6.750% due 12/01/2021	3,000	3,191
7.375% due 02/15/2022	2,000	2,170
Precision Drilling Corp.
6.500% due 12/15/2021	1,000	1,093
Prestige Brands, Inc.
5.375% due 12/15/2021	2,000	2,050
8.125% due 02/01/2020	500	560
PVH Corp.
4.500% due 12/15/2022	3,500	3,465
Range Resources Corp.
5.000% due 08/15/2022	2,000	2,130
5.000% due 03/15/2023	2,000	2,140
5.750% due 06/01/2021	500	543
6.750% due 08/01/2020	750	810
Regency Energy Partners LP
4.500% due 11/01/2023	1,500	1,492
5.500% due 04/15/2023	1,500	1,575
6.875% due 12/01/2018	1,125	1,191
Rexel S.A.
6.125% due 12/15/2019	1,000	1,063
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	5,000	5,300
6.875% due 02/15/2021	1,500	1,626
7.125% due 04/15/2019	1,250	1,313
7.875% due 08/15/2019	1,000	1,094
8.250% due 02/15/2021	3,000	3,277
8.500% due 05/15/2018	1,175	1,231
9.000% due 04/15/2019	2,000	2,127
9.875% due 08/15/2019	4,000	4,455
Rice Energy, Inc.
6.250% due 05/01/2022	250	257
Rockies Express Pipeline LLC
5.625% due 04/15/2020	1,000	1,035
6.000% due 01/15/2019	1,500	1,579

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		$2,500	$2,606
Ryerson, Inc.
9.000% due 10/15/2017		750	804
Ryland Group, Inc.
5.375% due 10/01/2022		1,000	998
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	797
5.625% due 04/15/2023		2,000	2,090
5.750% due 05/15/2024		2,500	2,609
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,130
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		1,500	1,612
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,605
6.875% due 11/15/2019		550	598
Samson Investment Co.
10.750% due 02/15/2020		3,000	3,176
Sanchez Energy Corp.
6.125% due 01/15/2023		1,500	1,552
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	1,089
7.500% due 02/15/2023		1,000	1,090
8.125% due 10/15/2022		1,000	1,106
SBA Communications Corp.
4.875% due 07/15/2022 (a)		1,500	1,485
5.625% due 10/01/2019		500	532
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,066
Schaeffler Finance BV
4.250% due 05/15/2021		2,000	2,005
4.750% due 05/15/2021		3,000	3,105
7.750% due 02/15/2017	EUR	2,500	3,911
7.750% due 02/15/2017		$1,000	1,133
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		3,500	3,706
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	1,238
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	544
Sealed Air Corp.
5.250% due 04/01/2023		1,500	1,530
8.125% due 09/15/2019		2,000	2,212
8.375% due 09/15/2021		2,000	2,300
Sensata Technologies BV
4.875% due 10/15/2023		2,250	2,244
6.500% due 05/15/2019		1,500	1,603
Serta Simmons Holdings LLC
8.125% due 10/01/2020		1,500	1,639
ServiceMaster Co.
7.000% due 08/15/2020		3,500	3,741
8.000% due 02/15/2020		1,000	1,083
Seventy Seven Energy, Inc.
6.500% due 07/15/2022		500	513
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		2,000	2,030
Sinclair Television Group, Inc.
6.125% due 10/01/2022		1,000	1,050
6.375% due 11/01/2021		500	534
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,400
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	578
Softbank Corp.
4.500% due 04/15/2020		3,000	3,060

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sonat, Inc.
7.000% due 02/01/2018		$500	$558
Sophia LP
9.750% due 01/15/2019		2,000	2,210
Southern Star Central Corp.
5.125% due 07/15/2022		500	505
Spectrum Brands, Inc.
6.375% due 11/15/2020		500	541
6.625% due 11/15/2022		2,500	2,719
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		250	254
Springs Industries, Inc.
6.250% due 06/01/2021		1,500	1,537
SPX Corp.
6.875% due 09/01/2017		750	848
Starz LLC
5.000% due 09/15/2019		1,500	1,569
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	546
6.375% due 08/15/2022		500	546
7.625% due 03/15/2020		1,500	1,612
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,122
Suburban Propane Partners LP
7.375% due 03/15/2020		275	294
7.375% due 08/01/2021		182	199
Sun Products Corp.
7.750% due 03/15/2021		1,500	1,313
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,058
7.625% due 11/15/2020		1,500	1,642
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	730
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	582
7.000% due 12/31/2017	EUR	475	686
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,074
T-Mobile USA, Inc.
6.250% due 04/01/2021		2,000	2,132
6.625% due 04/01/2023		3,000	3,270
6.731% due 04/28/2022		2,500	2,706
6.836% due 04/28/2023		2,000	2,185
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,684
Tempur Sealy International, Inc.
6.875% due 12/15/2020		1,000	1,100
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	1,997
4.500% due 04/01/2021		6,000	6,060
5.000% due 03/01/2019		2,250	2,287
6.000% due 10/01/2020		1,000	1,088
8.000% due 08/01/2020		2,500	2,716
8.125% due 04/01/2022		1,000	1,160
Terex Corp.
6.000% due 05/15/2021		1,100	1,191
Tervita Corp.
8.000% due 11/15/2018		750	786
Tesoro Logistics LP
5.875% due 10/01/2020		500	530
Time, Inc.
5.750% due 04/15/2022		1,750	1,772
TransDigm, Inc.
5.500% due 10/15/2020		3,000	3,064
6.000% due 07/15/2022		2,000	2,057
6.500% due 07/15/2024		3,000	3,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		$500	$528
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		1,500	1,573
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	2,067
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		2,500	2,700
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	1,003
Tronox Finance LLC
6.375% due 08/15/2020		1,000	1,038
Tullow Oil PLC
6.250% due 04/15/2022		2,000	2,077
United Rentals North America, Inc.
6.125% due 06/15/2023		350	377
7.375% due 05/15/2020		1,000	1,110
7.625% due 04/15/2022		2,250	2,537
8.250% due 02/01/2021		1,500	1,676
8.375% due 09/15/2020		1,500	1,654
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,968
5.500% due 01/15/2023		$2,000	2,080
5.750% due 01/15/2023	EUR	1,500	2,247
7.500% due 03/15/2019		$500	536
7.500% due 03/15/2019	EUR	750	1,103
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	470
Univision Communications, Inc.
5.125% due 05/15/2023		$1,500	1,596
6.750% due 09/15/2022		1,357	1,508
6.875% due 05/15/2019		3,000	3,210
7.875% due 11/01/2020		1,750	1,934
8.500% due 05/15/2021		2,500	2,784
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,999
6.750% due 03/15/2023		1,500	2,285
6.750% due 03/15/2023	CHF	1,000	1,256
8.375% due 08/15/2020	EUR	1,250	1,879
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,762
USG Corp.
5.875% due 11/01/2021		2,500	2,653
8.375% due 10/15/2018		1,500	1,585
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		2,500	2,575
6.375% due 10/15/2020		1,000	1,066
6.750% due 08/15/2021		2,000	2,137
6.875% due 12/01/2018		1,000	1,050
7.000% due 10/01/2020		2,500	2,669
7.250% due 07/15/2022		3,000	3,251
7.500% due 07/15/2021		3,000	3,334
VeriSign, Inc.
4.625% due 05/01/2023		2,000	1,986
Videotron Ltd.
5.375% due 06/15/2024		1,250	1,284
9.125% due 04/15/2018		52	54
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,000	1,103
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,122
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,500	3,841
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,500	1,586
7.375% due 04/23/2021		2,000	2,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Windstream Corp.
7.750% due 10/15/2020	$1,000	$1,089
7.750% due 10/01/2021	500	549
Wise Metals Group LLC
8.750% due 12/15/2018	1,500	1,635
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	541
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,000	973
5.375% due 03/15/2022	2,500	2,616
7.750% due 08/15/2020	1,500	1,642
Wynn Macau Ltd.
5.250% due 10/15/2021	2,000	2,060
Zayo Group LLC
8.125% due 01/01/2020	750	820

		928,162

UTILITIES 7.8%
Access Midstream Partners LP
4.875% due 05/15/2023	2,000	2,117
6.125% due 07/15/2022	500	555
AES Corp.
3.229% due 06/01/2019	1,500	1,515
7.375% due 07/01/2021	3,000	3,525
8.000% due 10/15/2017	61	71
8.000% due 06/01/2020	1,500	1,811
9.750% due 04/15/2016	1,000	1,135
Athlon Holdings LP
6.000% due 05/01/2022	500	519
7.375% due 04/15/2021	750	821
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	511
6.625% due 10/01/2020	1,000	1,068
Calpine Corp.
7.500% due 02/15/2021	2,399	2,606
7.875% due 07/31/2020	1,400	1,526
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,065
7.250% due 12/01/2020	500	549
Electricite de France
5.625% due 01/22/2024 (d)	1,000	1,046
EP Energy LLC
6.875% due 05/01/2019	500	534
9.375% due 05/01/2020	4,500	5,175
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,573
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,283
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,058
MarkWest Energy Partners LP
4.500% due 07/15/2023	2,500	2,562
5.500% due 02/15/2023	750	804
6.750% due 11/01/2020	450	491
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	2,500	2,678
Midwest Generation LLC
8.560% due 01/02/2016	285	293
NGPL PipeCo LLC
7.119% due 12/15/2017	750	765
9.625% due 06/01/2019	1,000	1,100
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,359
NRG Energy, Inc.
6.250% due 07/15/2022	2,250	2,402
6.250% due 05/01/2024	1,000	1,046

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 03/15/2023	$1,500	$1,631
7.625% due 01/15/2018	5,000	5,737
7.875% due 05/15/2021	1,000	1,114
8.250% due 09/01/2020	2,250	2,469
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,715
Parsley Energy LLC
7.500% due 02/15/2022	250	268
Red Oak Power LLC
8.540% due 11/30/2019	763	833
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,100
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	3,045
6.900% due 05/01/2019	4,500	4,984
8.750% due 03/15/2032	3,000	3,480
Sprint Communications, Inc.
6.000% due 11/15/2022	4,500	4,612
7.000% due 03/01/2020	1,500	1,733
8.375% due 08/15/2017	1,000	1,171
9.000% due 11/15/2018	2,500	3,037
Sprint Corp.
7.125% due 06/15/2024	3,500	3,719
7.250% due 09/15/2021	3,500	3,872
7.875% due 09/15/2023	2,000	2,230
Targa Resources Partners LP
4.250% due 11/15/2023	1,500	1,498
5.250% due 05/01/2023	2,000	2,100
6.375% due 08/01/2022	375	410
7.875% due 10/15/2018	1,000	1,058
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,372	1,461
VimpelCom Holdings BV
7.504% due 03/01/2022	750	813
Virgin Media Finance PLC
6.375% due 04/15/2023	2,000	2,180

		100,833

Total Corporate Bonds & Notes (Cost $1,090,223)		1,155,184

MORTGAGE-BACKED SECURITIES 0.3%
Bear Stearns Alt-A Trust
4.382% due 11/25/2036 ^	814	626

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	$9	$9
Countrywide Alternative Loan Trust
0.383% due 05/20/2046 ^	133	97
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035	82	63
2.510% due 05/20/2036	456	371
GSR Mortgage Loan Trust
2.849% due 04/25/2035	10	10
HarborView Mortgage Loan Trust
0.973% due 12/19/2036 ^	39	32
IndyMac Mortgage Loan Trust
2.819% due 03/25/2037 ^	1,481	1,368
6.000% due 07/25/2037	667	603
Residential Asset Securitization Trust
0.552% due 01/25/2046 ^	344	190
WaMu Mortgage Pass-Through Certificates Trust
0.883% due 04/25/2047	45	41
2.054% due 12/25/2036 ^	502	441
2.344% due 09/25/2036 ^	32	29
Washington Mutual Mortgage Pass-Through Certificates Trust
1.093% due 05/25/2046	40	31

Total Mortgage-Backed Securities (Cost $2,924)		3,911

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.220% due 01/25/2037 ^	99	45

Total Asset-Backed Securities (Cost $64)		45

	SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/30/2014 (d)	1,750	1,763
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,365

Total Preferred Securities (Cost $2,900)		3,128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.1%
		$1,893

U.S. TREASURY BILLS 0.1%
0.046% due 11/06/2014 - 11/13/2014 (c)(g)	$1,644	1,644

Total Short-Term Instruments (Cost $3,537)		3,537

Total Investments in Securities (Cost $1,108,566)		1,174,742

	SHARES
INVESTMENTS IN AFFILIATES 7.6%

SHORT-TERM INSTRUMENTS 7.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio	9,596,183	96,019
PIMCO Short-Term Floating NAV Portfolio III	230,235	2,301

Total Short-Term Instruments (Cost $98,316)		98,320

Total Investments in Affiliates (Cost $98,316)		98,320

Total Investments 98.2% (Cost $1,206,882)		$1,273,062

Financial Derivative Instruments (f)(h) 0.0%
(Cost or Premiums, net $(524))		(201)

Other Assets and Liabilities, net 1.8%		23,523

Net Assets 100.0%		$1,296,384

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2014	07/01/2014	$1,893	Freddie Mac 2.000% due 01/30/2023	$(1,934)	$1,893	$1,893

Total Repurchase Agreements						$(1,934)	$1,893	$1,893

(1)	Includes accrued interest.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $1,498 at a weighted average interest rate of 0.062%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,893	$0	$0	$0	$1,893	$(1,934)	$(41)

Total Borrowings and Other Financing Transactions	$1,893	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$4,950	$462	$502	$0	$(5)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	24,750	2,392	928	0	(33)
CDX.HY-22 5-Year Index	5.000%	06/20/2019	7,920	698	144	0	(11)

				$3,552	$1,574	$0	$(49)

Total Swap Agreements				$3,552	$1,574	$0	$(49)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $1,644 and cash of $17 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(49)	$(49)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BRC	08/2014	CHF	1,487	$1,692	$14	$0
	08/2014	EUR	23,167	31,638	0	(90)
	09/2014	GBP	5,861	9,838	0	(187)

Total Forward Foreign Currency Contracts					$14	$(277)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	SLM Corp.	5.000%	09/20/2014	0.302%	$800	$(112)	$122	$10	$0

CBK	Community Health Systems, Inc.	5.000%	09/20/2014	0.333%	200	(18)	20	2	0

DUB	SLM Corp.	5.000%	09/20/2014	0.302%	300	(34)	38	4	0

FBF	El Paso LLC	5.000%	12/20/2014	0.399%	2,500	(75)	134	59	0

GST	El Paso LLC	5.000%	09/20/2014	0.399%	3,000	(285)	321	36	0

						$(524)	$635	$111	$0

Total Swap Agreements						$(524)	$635	$111	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$0	$10	$10	$0	$0	$0	$0	$10	$(20)	$(10)
BRC	14	0	0	14	(277)	0	0	(277)	(263)	0	(263)
CBK	0	0	2	2	0	0	0	0	2	0	2
DUB	0	0	4	4	0	0	0	0	4	0	4
FBF	0	0	59	59	0	0	0	0	59	0	59
GST	0	0	36	36	0	0	0	0	36	(40)	(4)

Total Over the Counter	$14	$0	$111	$125	$(277)	$0	$0	$(277)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14	$0	$14
Swap Agreements	0	111	0	0	0	111

	$0	$111	$0	$14	$0	$125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$49	$0	$0	$0	$49

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$277	$0	$277

	$0	$49	$0	$277	$0	$326

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,431	$0	$0	$0	$2,431

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4
Swap Agreements	0	442	0	0	0	442

	$0	$442	$0	$4	$0	$446

	$0	$2,873	$0	$4	$0	$2,877

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(1,797)	$0	$0	$0	$(1,797)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(198)	$0	$(198)
Swap Agreements	0	(430)	0	0	0	(430)

	$0	$(430)	$0	$(198)	$0	$(628)

	$0	$(2,227)	$0	$(198)	$0	$(2,425)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,937	$0	$8,937
Corporate Bonds & Notes
Banking & Finance	0	126,189	0	126,189
Industrials	0	928,076	86	928,162
Utilities	0	100,833	0	100,833
Mortgage-Backed Securities	0	3,911	0	3,911
Asset-Backed Securities	0	45	0	45
Preferred Securities
Banking & Finance	1,365	1,763	0	3,128
Short-Term Instruments
Repurchase Agreements	0	1,893	0	1,893
U.S. Treasury Bills	0	1,644	0	1,644
	$1,365	$1,173,291	$86	$1,174,742

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$98,320	$0	$0	$98,320

Total Investments	$99,685	$1,173,291	$86	$1,273,062

Financial Derivative Instruments - Assets
Over the counter	$0	$125	$0	$125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(49)	0	(49)
Over the counter	0	(277)	0	(277)
	$0	$(326)	$0	$(326)

Totals	$99,685	$1,173,090	$86	$1,272,861

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the

NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these

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Notes to Financial Statements (Cont.)

securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had $4,708,952 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and

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associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$95,903	$141,505	$(141,400)	$(10)	$21	$96,019	$106	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$0	$2,301	$0	$0	$0	$2,301	$0	$0

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Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral

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or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations

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Notes to Financial Statements (Cont.)

may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the

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Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$5,024	$203,950	$146,486

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	10	$86	55	$438
Administrative Class	17,229	140,654	52,964	425,715
Advisor Class	2,633	21,468	10,717	86,099
Issued as reinvestment of distributions
Institutional Class	16	130	37	301
Administrative Class	3,762	30,791	7,179	57,822
Advisor Class	167	1,369	334	2,697
Cost of shares redeemed
Institutional Class	(32)	(261)	(201)	(1,601)
Administrative Class	(14,446)	(117,630)	(42,298)	(339,581)
Advisor Class	(1,659)	(13,512)	(13,303)	(106,773)
Net increase (decrease) resulting from Portfolio share transactions	7,680	$63,095	15,484	$125,117

As of June 30, 2014, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 60% of the Portfolio, and the shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,207,069	$67,623	$(1,630)	$65,993

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America	DUB	Deutsche Bank AG	GST	Goldman Sachs International
BRC	Barclays Bank PLC	FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.

Currency Abbreviations:
CHF	Swiss Franc	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind

SEMIANNUAL REPORT	JUNE 30, 2014	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT39SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without

4	PIMCO VARIABLE INSURANCE TRUST

charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	60.1%
Short-Term Instruments‡	26.6%
U.S. Government Agencies	10.7%
Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.6%
Other	0.5%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/1999)
PIMCO Long-Term U.S. Government Portfolio Administrative Class	11.99%	5.79%	8.19%	7.39%	7.65%
Barclays Long-Term Treasury Index±	12.14%	6.26%	7.36%	7.18%	7.15%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.655% for Administrative Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,119.90	$1,021.65
Expenses Paid During Period†	$3.34	$3.18
Net Annualized Expense Ratio	0.635%	0.635%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

The Portfolio generally had a below-benchmark duration (or sensitivity to changes in market interest rates) position throughout most of the reporting period, which detracted from performance as U.S. Treasury yields fell.

»

The Portfolio’s emphasis on the short-term portion of the U.S. Treasury yield curve detracted from performance as the two- to thirty-year U.S. Treasury yield spread flattened over the reporting period.

»	An out-of-benchmark allocation to Agency debentures added to performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$9.94		$12.35	$13.38	$10.99	$10.44	$12.23
Net investment income (a)	0.15		0.33	0.35	0.32	0.37	0.42
Net realized/unrealized gain (loss)	1.04		(1.90)	0.24	2.68	0.84	(0.94)
Total income (loss) from investment operations	1.19		(1.57)	0.59	3.00	1.21	(0.52)
Dividends from net investment income	(0.13)		(0.27)	(0.29)	(0.33)	(0.42)	(0.43)
Distributions from net realized capital gains	0.00		(0.57)	(1.33)	(0.28)	(0.24)	(0.84)
Total distributions	(0.13)		(0.84)	(1.62)	(0.61)	(0.66)	(1.27)
Net asset value end of year or period	$11.00		$9.94	$12.35	$13.38	$10.99	$10.44
Total return	11.99%		(12.95)%	4.43%	27.83%	11.60%	(4.39)%
Net assets end of year or period (000s)	$156,049		$136,507	$155,100	$164,086	$133,568	$167,615
Ratio of expenses to average net assets	0.635	%*	0.655%	0.665%	0.625%	0.625%	0.635%
Ratio of expenses to average net assets excluding interest expense	0.625	%*	0.625%	0.625%	0.625%	0.625%	0.625%
Ratio of net investment income to average net assets	2.81	%*	2.93%	2.61%	2.71%	3.31%	3.69%
Portfolio turnover rate	78	%**	63%**	81%**	556%**	344%**	523%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$179,218
Investments in Affiliates	43,114
Financial Derivative Instruments
Exchange-traded or centrally cleared	51
Cash	533
Deposits with counterparty	323
Receivable for investments sold	15,816
Receivable for investments in Affiliates sold	24,000
Receivable for Portfolio shares sold	166
Interest receivable	1,113
Dividends receivable from Affiliates	6
Other assets	30
264,370

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$84,946
Financial Derivative Instruments
Exchange-traded or centrally cleared	5
Over the counter	2
Payable for investments in Affiliates purchased	6
Deposits from counterparty	1,991
Payable for Portfolio shares redeemed	118
Accrued investment advisory fees	31
Accrued supervisory and administrative fees	35
Accrued distribution fees	3
Accrued servicing fees	18
87,155

Net Assets	$177,215

Net Assets Consist of:
Paid in capital	$182,181
Undistributed net investment income	2,058
Accumulated net realized (loss)	(7,288)
Net unrealized appreciation	264
$177,215

Net Assets:
Institutional Class	$7,867
Administrative Class	156,049
Advisor Class	13,299

Shares Issued and Outstanding:
Institutional Class	715
Administrative Class	14,184
Advisor Class	1,209

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.00
Administrative Class	11.00
Advisor Class	11.00

Cost of Investments in Securities	$179,116
Cost of Investments in Affiliates	$43,114
Cost or Premiums of Financial Derivative Instruments, net	$(22)

* Includes repurchase agreements of:	$8,500

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$2,847
Dividends from Investments in Affiliates	19
Total Income	2,866

Expenses:
Investment advisory fees	186
Supervisory and administrative fees	207
Servicing fees - Administrative Class	108
Distribution and/or servicing fees - Advisor Class	16
Trustee fees	1
Interest expense	12
Total Expenses	530

Net Investment Income	2,336

Net Realized Gain (Loss):
Investments in securities	(3,505)
Investments in Affiliates	7
Exchange-traded or centrally cleared financial derivative instruments	1,160
Over the counter financial derivative instruments	131
Net Realized (Loss)	(2,207)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	18,343
Exchange-traded or centrally cleared financial derivative instruments	213
Over the counter financial derivative instruments	67
Net Change in Unrealized Appreciation	18,623
Net Gain	16,416

Net Increase in Net Assets Resulting from Operations	$18,752

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,336	$4,824
Net realized (loss)	(2,207)	(1,708)
Net change in unrealized appreciation (depreciation)	18,623	(26,231)
Net increase (decrease) resulting from operations	18,752	(23,115)

Distributions to Shareholders:
From net investment income
Institutional Class	(100)	(222)
Administrative Class	(1,774)	(3,365)
Advisor Class	(151)	(330)
From net realized capital gains
Institutional Class	0	(451)
Administrative Class	0	(7,383)
Advisor Class	0	(726)

Total Distributions	(2,025)	(12,477)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	3,196	15,167

Total Increase (Decrease) in Net Assets	19,923	(20,425)

Net Assets:
Beginning of period	157,292	177,717
End of period*	$177,215	$157,292

* Including undistributed net investment income of:	$2,058	$1,747

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.2%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$550

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	716	712

Total Corporate Bonds & Notes (Cost $1,216)		1,262

MUNICIPAL BONDS & NOTES 0.1%

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	213

Total Municipal Bonds & Notes (Cost $188)		213

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	2,031
0.212% due 07/25/2037	34	33
0.602% due 08/25/2021	5	5
0.752% due 08/25/2022	2	2
1.052% due 04/25/2032	7	7
2.226% due 01/01/2033	12	13
4.250% due 05/25/2037	68	67
4.500% due 06/25/2019	136	144
5.000% due 04/25/2032 - 08/25/2033	324	363
5.500% due 12/25/2035	110	125
6.080% due 09/01/2028	64	83
6.500% due 07/25/2031	192	216
Federal Housing Administration
6.896% due 07/01/2020	142	139
Financing Corp.
0.000% due 09/26/2019	1,500	1,356
10.700% due 10/06/2017	650	850
Freddie Mac
0.000% due 03/15/2031	1,200	638
0.552% due 01/15/2033	15	15
0.852% due 02/15/2027	5	5
1.152% due 02/15/2021	8	8
1.324% due 10/25/2044	50	51
4.000% due 06/15/2032	371	384
5.400% due 03/17/2021	1,000	1,080
5.500% due 08/15/2030 - 02/15/2034	728	792
5.625% due 11/23/2035	600	638
6.750% due 03/15/2031	200	287
7.000% due 07/15/2023 - 12/01/2031	20	23
8.250% due 06/01/2016	350	401
Ginnie Mae
2.000% due 08/20/2030	5	5
5.500% due 01/20/2036	794	920
6.000% due 08/20/2033	1,738	1,967
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,389
5.500% due 04/26/2024	400	489
Overseas Private Investment Corp.
4.736% due 03/15/2022	261	289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	$4,000	$2,779
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	2,103
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,789
Small Business Administration
5.240% due 08/01/2023	204	223
5.290% due 12/01/2027	244	267
Tennessee Valley Authority
4.625% due 09/15/2060	400	423
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	417

Total U.S. Government Agencies (Cost $21,440)		23,816

U.S. TREASURY OBLIGATIONS 75.4%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,336
3.125% due 11/15/2041 (c)(e)	37,000	35,795
3.125% due 02/15/2042 (c)	17,000	16,420
3.125% due 02/15/2043	9,650	9,272
3.625% due 08/15/2043	1,300	1,371
3.750% due 11/15/2043	16,200	17,463
3.875% due 08/15/2040 (c)	1,300	1,440
4.375% due 11/15/2039 (c)	16,700	19,964
4.625% due 02/15/2040 (c)	1,100	1,366
5.375% due 02/15/2031	600	787
6.000% due 02/15/2026	4,800	6,413
6.500% due 11/15/2026	1,000	1,400
7.500% due 11/15/2024	2,900	4,230
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	944	887
1.375% due 02/15/2044	1,322	1,452
U.S. Treasury Notes
1.625% due 11/15/2022 (e)	2,600	2,456
U.S. Treasury Strips
0.000% due 05/15/2031	200	115
0.000% due 05/15/2032	100	55
0.000% due 11/15/2032	3,300	1,787
0.000% due 02/15/2033	1,700	912
0.000% due 05/15/2033	700	372
0.000% due 08/15/2033	500	263
0.000% due 11/15/2033	3,000	1,563
0.000% due 05/15/2034	1,600	818
0.000% due 02/15/2040	900	378
0.000% due 05/15/2040	1,250	520
0.000% due 08/15/2040	6,650	2,737
0.000% due 11/15/2042	5,400	2,016

Total U.S. Treasury Obligations (Cost $135,881)		133,588

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	777	835
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	99	101
2.594% due 04/25/2033	14	14
2.663% due 10/25/2035	49	49
2.737% due 01/25/2034	16	17
2.771% due 02/25/2034	26	26
Countrywide Alternative Loan Trust
0.362% due 05/25/2035	78	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035	$147	$114
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033	27	27
2.484% due 11/25/2032	8	8
First Republic Mortgage Loan Trust
0.502% due 11/15/2031	95	89
HarborView Mortgage Loan Trust
0.285% due 03/19/2037	74	62
0.375% due 05/19/2035	61	54
2.715% due 07/19/2035	54	49
Impac CMB Trust
4.658% due 09/25/2034	270	275
JPMorgan Mortgage Trust
2.663% due 07/25/2035	249	257
MASTR Asset Securitization Trust
5.500% due 09/25/2033	57	60
Residential Accredit Loans, Inc. Trust
0.552% due 01/25/2033	3	3
0.552% due 03/25/2033	12	12
6.000% due 06/25/2036	103	83
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	10	10
Sequoia Mortgage Trust
0.503% due 07/20/2033	106	102
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 05/25/2037	165	124
Structured Asset Mortgage Investments Trust
0.815% due 09/19/2032	96	95
0.995% due 10/19/2033	41	39
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	282	304
WaMu Mortgage Pass-Through Certificates Trust
1.123% due 08/25/2046	353	315
1.523% due 08/25/2042	4	4
2.201% due 10/25/2046	93	86
Washington Mutual Mortgage Pass-Through Certificates Trust
2.027% due 02/25/2033	2	2
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	6	6

Total Mortgage-Backed Securities (Cost $3,364)		3,290

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
1.152% due 11/25/2042	63	60
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	57
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033	28	28
1.030% due 08/25/2033	6	5
SLM Student Loan Trust
1.729% due 04/25/2023	755	781
Specialty Underwriting & Residential Finance Trust
0.832% due 01/25/2034	12	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	11	10

Total Asset-Backed Securities (Cost $930)		951

SHORT-TERM INSTRUMENTS 9.1%

REPURCHASE AGREEMENTS (b) 4.8%
		8,500

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 4.3%
Freddie Mac
0.080% due 11/26/2014	$5,900	$5,899
0.090% due 01/14/2015	1,700	1,699

		7,598

Total Short-Term Instruments (Cost $16,097)		16,098

Total Investments in Securities (Cost $179,116)		179,218

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 24.3%

SHORT-TERM INSTRUMENTS 24.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.3%
PIMCO Short-Term Floating NAV Portfolio	4,308,830	$43,114

Total Short-Term Instruments (Cost $43,114)		43,114

Total Investments in Affiliates (Cost $43,114)		43,114

MARKET VALUE (000S)
Total Investments 125.5% (Cost $222,230)	$222,332

Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(22))	44

Other Assets and Liabilities, net (25.5%)	(45,161)

Net Assets 100.0%	$177,215

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.140%	06/30/2014	07/01/2014	$8,500	U.S. Treasury Notes 2.375% due 08/31/2014	$(8,681)	$8,500	$8,500

Total Repurchase Agreements						$(8,681)	$8,500	$8,500

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.180%	06/20/2014	07/18/2014	$(84,800)	$(84,946)

Total Sale-Buyback Transactions					$(84,946)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $40,348 at a weighted average interest rate of 0.138%.

(3)	Payable for sale-buyback transactions includes $134 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(c)	Securities with an aggregate market value of $86,132 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SAL	$8,500	$0	$0	$0	$8,500	$(8,681)	$(181)

Master Securities Forward Transaction Agreement
GSC	0	0	(84,946)	0	(84,946)	84,398	(548)

Total Borrowings and Other Financing Transactions	$8,500	$0	$(84,946)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	181	$137	$51	$0

Total Futures Contracts				$137	$51	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	$3,200	$(43)	$(23)	$0	$(5)

Total Swap Agreements					$(43)	$(23)	$0	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(e)	Securities with an aggregate market value of $186 and cash of $323 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$51	$0	$51	$0	$0	$ (5)	$ (5)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$(2)

Total Written Options						$(22)	$(2)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	5	$78,600	$(141)
Sales	0	6,400	(62)
Closing Buys	0	(55,000)	56
Expirations	(5)	(24,400)	105
Exercised	0	(3,200)	20

Balance at End of Period	0	$2,400	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
CBK	$0	$0	$0	$0	$0	$(2)	$0	$(2)	$(2)	$0	$(2)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5	$5

Over the counter
Written Options	$0	$0	$0	$0	$2	$2

	$0	$0	$0	$0	$7	$7

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	1,158	1,158

	$0	$0	$0	$0	$1,160	$1,160

Over the counter
Written Options	$0	$0	$0	$0	$131	$131

	$0	$0	$0	$0	$1,291	$1,291

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	235	235
Swap Agreements	0	0	0	0	(23)	(23)

	$0	$0	$0	$0	$213	$213

Over the counter
Written Options	$0	$0	$0	$0	$67	$67

	$0	$0	$0	$0	$280	$280

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$550	$0	$550
Industrials	0	712	0	712
Municipal Bonds & Notes
Washington	0	213	0	213
U.S. Government Agencies	0	23,677	139	23,816
U.S. Treasury Obligations	0	133,588	0	133,588
Mortgage-Backed Securities	0	3,290	0	3,290
Asset-Backed Securities	0	951	0	951
Short-Term Instruments
Repurchase Agreements	0	8,500	0	8,500
Short-Term Notes	0	7,598	0	7,598
	$0	$179,079	$139	$179,218

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,114	$0	$0	$43,114

Total Investments	$43,114	$179,079	$139	$222,332

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$51	$0	$0	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	0	(2)	(2)
	$0	$(5)	$(2)	$(7)

Totals	$43,165	$179,074	$137	$222,376

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities, such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$64,588	$141,919	$(163,400)	$7	$0	$43,114	$19	$0

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014 , were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$125,695	$153,676	$0	$276

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	49	$515	134	$1,560
Administrative Class	1,082	11,651	2,162	24,052
Advisor Class	80	842	531	6,185

Issued as reinvestment of distributions
Institutional Class	9	100	64	673
Administrative Class	165	1,774	1,025	10,748
Advisor Class	14	151	101	1,056

Cost of shares redeemed
Institutional Class	(182)	(1,904)	(73)	(870)
Administrative Class	(797)	(8,493)	(2,015)	(22,733)
Advisor Class	(137)	(1,440)	(498)	(5,504)
Net increase (decrease) resulting from Portfolio share transactions	283	$3,196	1,431	$15,167

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 69% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$222,333	$5,844	$(5,845)	$(1)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

28	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT41SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without

4	PIMCO VARIABLE INSURANCE TRUST

charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	60.1%
Short-Term Instruments‡	26.6%
U.S. Government Agencies	10.7%
Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.6%
Other	0.5%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (09/30/2009)
PIMCO Long-Term U.S. Government Portfolio Advisor Class	11.94%	5.69%	7.06%
Barclays Long-Term Treasury Index±	12.14%	6.26%	6.76%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.755% for Advisor Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,119.40	$1,021.15
Expenses Paid During Period†	$3.86	$3.68
Net Annualized Expense Ratio	0.735%	0.735%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

The Portfolio generally had a below-benchmark duration (or sensitivity to changes in market interest rates) position throughout most of the reporting period, which detracted from performance as U.S. Treasury yields fell.

»

The Portfolio’s emphasis on the short-term portion of the U.S. Treasury yield curve detracted from performance as the two- to thirty-year U.S. Treasury yield spread flattened over the reporting period.

»	An out-of-benchmark allocation to Agency debentures added to performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$9.94		$12.35	$13.38	$10.99	$10.44	$11.89
Net investment income (a)	0.14		0.32	0.34	0.30	0.35	0.10
Net realized/unrealized gain (loss)	1.04		(1.90)	0.24	2.68	0.85	(0.61)
Total income (loss) from investment operations	1.18		(1.58)	0.58	2.98	1.20	(0.51)
Dividends from net investment income	(0.12)		(0.26)	(0.28)	(0.31)	(0.41)	(0.10)
Distributions from net realized capital gains	0.00		(0.57)	(1.33)	(0.28)	(0.24)	(0.84)
Total distributions	(0.12)		(0.83)	(1.61)	(0.59)	(0.65)	(0.94)
Net asset value end of year or period	$11.00		$9.94	$12.35	$13.38	$10.99	$10.44
Total return	11.94%		(13.04)%	4.33%	27.71%	11.50%	(4.41)%
Net assets end of year or period (000s)	$13,299		$12,447	$13,802	$7,690	$2,815	$127
Ratio of expenses to average net assets	0.735	%*	0.755%	0.765%	0.725%	0.725%	0.725%*
Ratio of expenses to average net assets excluding interest expense	0.725	%*	0.725%	0.725%	0.725%	0.725%	0.725%*
Ratio of net investment income to average net assets	2.71	%*	2.84%	2.50%	2.52%	3.00%	3.65%*
Portfolio turnover rate	78	%**	63%**	81%**	556%**	344%**	523%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$179,218
Investments in Affiliates	43,114
Financial Derivative Instruments
Exchange-traded or centrally cleared	51
Cash	533
Deposits with counterparty	323
Receivable for investments sold	15,816
Receivable for investments in Affiliates sold	24,000
Receivable for Portfolio shares sold	166
Interest receivable	1,113
Dividends receivable from Affiliates	6
Other assets	30
264,370

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$84,946
Financial Derivative Instruments
Exchange-traded or centrally cleared	5
Over the counter	2
Payable for investments in Affiliates purchased	6
Deposits from counterparty	1,991
Payable for Portfolio shares redeemed	118
Accrued investment advisory fees	31
Accrued supervisory and administrative fees	35
Accrued distribution fees	3
Accrued servicing fees	18
87,155

Net Assets	$177,215

Net Assets Consist of:
Paid in capital	$182,181
Undistributed net investment income	2,058
Accumulated net realized (loss)	(7,288)
Net unrealized appreciation	264
$177,215

Net Assets:
Institutional Class	$7,867
Administrative Class	156,049
Advisor Class	13,299

Shares Issued and Outstanding:
Institutional Class	715
Administrative Class	14,184
Advisor Class	1,209

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.00
Administrative Class	11.00
Advisor Class	11.00

Cost of Investments in Securities	$179,116
Cost of Investments in Affiliates	$43,114
Cost or Premiums of Financial Derivative Instruments, net	$(22)

* Includes repurchase agreements of:	$8,500

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$2,847
Dividends from Investments in Affiliates	19
Total Income	2,866

Expenses:
Investment advisory fees	186
Supervisory and administrative fees	207
Servicing fees - Administrative Class	108
Distribution and/or servicing fees - Advisor Class	16
Trustee fees	1
Interest expense	12
Total Expenses	530

Net Investment Income	2,336

Net Realized Gain (Loss):
Investments in securities	(3,505)
Investments in Affiliates	7
Exchange-traded or centrally cleared financial derivative instruments	1,160
Over the counter financial derivative instruments	131
Net Realized (Loss)	(2,207)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	18,343
Exchange-traded or centrally cleared financial derivative instruments	213
Over the counter financial derivative instruments	67
Net Change in Unrealized Appreciation	18,623
Net Gain	16,416

Net Increase in Net Assets Resulting from Operations	$18,752

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,336	$4,824
Net realized (loss)	(2,207)	(1,708)
Net change in unrealized appreciation (depreciation)	18,623	(26,231)
Net increase (decrease) resulting from operations	18,752	(23,115)

Distributions to Shareholders:
From net investment income
Institutional Class	(100)	(222)
Administrative Class	(1,774)	(3,365)
Advisor Class	(151)	(330)
From net realized capital gains
Institutional Class	0	(451)
Administrative Class	0	(7,383)
Advisor Class	0	(726)

Total Distributions	(2,025)	(12,477)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	3,196	15,167

Total Increase (Decrease) in Net Assets	19,923	(20,425)

Net Assets:
Beginning of period	157,292	177,717
End of period*	$177,215	$157,292

* Including undistributed net investment income of:	$2,058	$1,747

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.2%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$550

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	716	712

Total Corporate Bonds & Notes (Cost $1,216)		1,262

MUNICIPAL BONDS & NOTES 0.1%

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	213

Total Municipal Bonds & Notes (Cost $188)		213

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	2,031
0.212% due 07/25/2037	34	33
0.602% due 08/25/2021	5	5
0.752% due 08/25/2022	2	2
1.052% due 04/25/2032	7	7
2.226% due 01/01/2033	12	13
4.250% due 05/25/2037	68	67
4.500% due 06/25/2019	136	144
5.000% due 04/25/2032 - 08/25/2033	324	363
5.500% due 12/25/2035	110	125
6.080% due 09/01/2028	64	83
6.500% due 07/25/2031	192	216
Federal Housing Administration
6.896% due 07/01/2020	142	139
Financing Corp.
0.000% due 09/26/2019	1,500	1,356
10.700% due 10/06/2017	650	850
Freddie Mac
0.000% due 03/15/2031	1,200	638
0.552% due 01/15/2033	15	15
0.852% due 02/15/2027	5	5
1.152% due 02/15/2021	8	8
1.324% due 10/25/2044	50	51
4.000% due 06/15/2032	371	384
5.400% due 03/17/2021	1,000	1,080
5.500% due 08/15/2030 - 02/15/2034	728	792
5.625% due 11/23/2035	600	638
6.750% due 03/15/2031	200	287
7.000% due 07/15/2023 - 12/01/2031	20	23
8.250% due 06/01/2016	350	401
Ginnie Mae
2.000% due 08/20/2030	5	5
5.500% due 01/20/2036	794	920
6.000% due 08/20/2033	1,738	1,967
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,389
5.500% due 04/26/2024	400	489
Overseas Private Investment Corp.
4.736% due 03/15/2022	261	289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	$4,000	$2,779
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	2,103
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,789
Small Business Administration
5.240% due 08/01/2023	204	223
5.290% due 12/01/2027	244	267
Tennessee Valley Authority
4.625% due 09/15/2060	400	423
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	417

Total U.S. Government Agencies (Cost $21,440)		23,816

U.S. TREASURY OBLIGATIONS 75.4%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,336
3.125% due 11/15/2041 (c)(e)	37,000	35,795
3.125% due 02/15/2042 (c)	17,000	16,420
3.125% due 02/15/2043	9,650	9,272
3.625% due 08/15/2043	1,300	1,371
3.750% due 11/15/2043	16,200	17,463
3.875% due 08/15/2040 (c)	1,300	1,440
4.375% due 11/15/2039 (c)	16,700	19,964
4.625% due 02/15/2040 (c)	1,100	1,366
5.375% due 02/15/2031	600	787
6.000% due 02/15/2026	4,800	6,413
6.500% due 11/15/2026	1,000	1,400
7.500% due 11/15/2024	2,900	4,230
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	944	887
1.375% due 02/15/2044	1,322	1,452
U.S. Treasury Notes
1.625% due 11/15/2022 (e)	2,600	2,456
U.S. Treasury Strips
0.000% due 05/15/2031	200	115
0.000% due 05/15/2032	100	55
0.000% due 11/15/2032	3,300	1,787
0.000% due 02/15/2033	1,700	912
0.000% due 05/15/2033	700	372
0.000% due 08/15/2033	500	263
0.000% due 11/15/2033	3,000	1,563
0.000% due 05/15/2034	1,600	818
0.000% due 02/15/2040	900	378
0.000% due 05/15/2040	1,250	520
0.000% due 08/15/2040	6,650	2,737
0.000% due 11/15/2042	5,400	2,016

Total U.S. Treasury Obligations (Cost $135,881)		133,588

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	777	835
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	99	101
2.594% due 04/25/2033	14	14
2.663% due 10/25/2035	49	49
2.737% due 01/25/2034	16	17
2.771% due 02/25/2034	26	26
Countrywide Alternative Loan Trust
0.362% due 05/25/2035	78	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035	$147	$114
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033	27	27
2.484% due 11/25/2032	8	8
First Republic Mortgage Loan Trust
0.502% due 11/15/2031	95	89
HarborView Mortgage Loan Trust
0.285% due 03/19/2037	74	62
0.375% due 05/19/2035	61	54
2.715% due 07/19/2035	54	49
Impac CMB Trust
4.658% due 09/25/2034	270	275
JPMorgan Mortgage Trust
2.663% due 07/25/2035	249	257
MASTR Asset Securitization Trust
5.500% due 09/25/2033	57	60
Residential Accredit Loans, Inc. Trust
0.552% due 01/25/2033	3	3
0.552% due 03/25/2033	12	12
6.000% due 06/25/2036	103	83
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	10	10
Sequoia Mortgage Trust
0.503% due 07/20/2033	106	102
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 05/25/2037	165	124
Structured Asset Mortgage Investments Trust
0.815% due 09/19/2032	96	95
0.995% due 10/19/2033	41	39
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	282	304
WaMu Mortgage Pass-Through Certificates Trust
1.123% due 08/25/2046	353	315
1.523% due 08/25/2042	4	4
2.201% due 10/25/2046	93	86
Washington Mutual Mortgage Pass-Through Certificates Trust
2.027% due 02/25/2033	2	2
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	6	6

Total Mortgage-Backed Securities (Cost $3,364)		3,290

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
1.152% due 11/25/2042	63	60
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	57
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033	28	28
1.030% due 08/25/2033	6	5
SLM Student Loan Trust
1.729% due 04/25/2023	755	781
Specialty Underwriting & Residential Finance Trust
0.832% due 01/25/2034	12	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	11	10

Total Asset-Backed Securities (Cost $930)		951

SHORT-TERM INSTRUMENTS 9.1%

REPURCHASE AGREEMENTS (b) 4.8%
		8,500

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 4.3%
Freddie Mac
0.080% due 11/26/2014	$5,900	$5,899
0.090% due 01/14/2015	1,700	1,699

		7,598

Total Short-Term Instruments (Cost $16,097)		16,098

Total Investments in Securities (Cost $179,116)		179,218

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 24.3%

SHORT-TERM INSTRUMENTS 24.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.3%
PIMCO Short-Term Floating NAV Portfolio	4,308,830	$43,114

Total Short-Term Instruments (Cost $43,114)		43,114

Total Investments in Affiliates (Cost $43,114)		43,114

MARKET VALUE (000S)
Total Investments 125.5% (Cost $222,230)	$222,332

Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(22))	44

Other Assets and Liabilities, net (25.5%)	(45,161)

Net Assets 100.0%	$177,215

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.140%	06/30/2014	07/01/2014	$8,500	U.S. Treasury Notes 2.375% due 08/31/2014	$(8,681)	$8,500	$8,500

Total Repurchase Agreements						$(8,681)	$8,500	$8,500

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.180%	06/20/2014	07/18/2014	$(84,800)	$(84,946)

Total Sale-Buyback Transactions					$(84,946)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $40,348 at a weighted average interest rate of 0.138%.

(3)	Payable for sale-buyback transactions includes $134 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(c)	Securities with an aggregate market value of $86,132 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SAL	$8,500	$0	$0	$0	$8,500	$(8,681)	$(181)

Master Securities Forward Transaction Agreement
GSC	0	0	(84,946)	0	(84,946)	84,398	(548)

Total Borrowings and Other Financing Transactions	$8,500	$0	$(84,946)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	181	$137	$51	$0

Total Futures Contracts				$137	$51	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	$3,200	$(43)	$(23)	$0	$(5)

Total Swap Agreements					$(43)	$(23)	$0	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(e)	Securities with an aggregate market value of $186 and cash of $323 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$51	$0	$51	$0	$0	$ (5)	$ (5)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$(2)

Total Written Options						$(22)	$(2)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	5	$78,600	$(141)
Sales	0	6,400	(62)
Closing Buys	0	(55,000)	56
Expirations	(5)	(24,400)	105
Exercised	0	(3,200)	20

Balance at End of Period	0	$2,400	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
CBK	$0	$0	$0	$0	$0	$(2)	$0	$(2)	$(2)	$0	$(2)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5	$5

Over the counter
Written Options	$0	$0	$0	$0	$2	$2

	$0	$0	$0	$0	$7	$7

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	1,158	1,158

	$0	$0	$0	$0	$1,160	$1,160

Over the counter
Written Options	$0	$0	$0	$0	$131	$131

	$0	$0	$0	$0	$1,291	$1,291

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	235	235
Swap Agreements	0	0	0	0	(23)	(23)

	$0	$0	$0	$0	$213	$213

Over the counter
Written Options	$0	$0	$0	$0	$67	$67

	$0	$0	$0	$0	$280	$280

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$550	$0	$550
Industrials	0	712	0	712
Municipal Bonds & Notes
Washington	0	213	0	213
U.S. Government Agencies	0	23,677	139	23,816
U.S. Treasury Obligations	0	133,588	0	133,588
Mortgage-Backed Securities	0	3,290	0	3,290
Asset-Backed Securities	0	951	0	951
Short-Term Instruments
Repurchase Agreements	0	8,500	0	8,500
Short-Term Notes	0	7,598	0	7,598
	$0	$179,079	$139	$179,218

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,114	$0	$0	$43,114
Total Investments	$43,114	$179,079	$139	$222,332

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$51	$0	$0	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	0	(2)	(2)
	$0	$(5)	$(2)	$(7)
Totals	$43,165	$179,074	$137	$222,376

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain

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Notes to Financial Statements (Cont.)

mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities, such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$64,588	$141,919	$(163,400)	$7	$0	$43,114	$19	$0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a

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Notes to Financial Statements (Cont.)

futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the

22	PIMCO VARIABLE INSURANCE TRUST

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current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the

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Notes to Financial Statements (Cont.)

Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014 , were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$125,695	$153,676	$0	$276

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	49	$515	134	$1,560
Administrative Class	1,082	11,651	2,162	24,052
Advisor Class	80	842	531	6,185

Issued as reinvestment of distributions
Institutional Class	9	100	64	673
Administrative Class	165	1,774	1,025	10,748
Advisor Class	14	151	101	1,056

Cost of shares redeemed
Institutional Class	(182)	(1,904)	(73)	(870)
Administrative Class	(797)	(8,493)	(2,015)	(22,733)
Advisor Class	(137)	(1,440)	(498)	(5,504)
Net increase (decrease) resulting from Portfolio share transactions	283	$3,196	1,431	$15,167

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 69% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$222,333	$5,844	$(5,845)	$(1)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

28	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT43SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without

4	PIMCO VARIABLE INSURANCE TRUST

charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	60.1%
Short-Term Instruments‡	26.6%
U.S. Government Agencies	10.7%
Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.6%
Other	0.5%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Long-Term U.S. Government Portfolio Institutional Class	12.07%	5.95%	8.35%	7.55%	8.01%
Barclays Long-Term Treasury Index±	12.14%	6.26%	7.36%	7.18%	7.29%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.505% for Institutional Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,120.70	$1,022.39
Expenses Paid During Period†	$2.55	$2.43
Net Annualized Expense Ratio	0.485%	0.485%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

The Portfolio generally had a below-benchmark duration (or sensitivity to changes in market interest rates) position throughout most of the reporting period, which detracted from performance as U.S. Treasury yields fell.

»

The Portfolio’s emphasis on the short-term portion of the U.S. Treasury yield curve detracted from performance as the two- to thirty-year U.S. Treasury yield spread flattened over the reporting period.

»	An out-of-benchmark allocation to Agency debentures added to performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$9.94		$12.35	$13.38	$10.99	$10.44	$12.23
Net investment income (a)	0.16		0.35	0.37	0.34	0.39	0.44
Net realized/unrealized gain (loss)	1.04		(1.90)	0.24	2.67	0.83	(0.94)
Total income (loss) from investment operations	1.20		(1.55)	0.61	3.01	1.22	(0.50)
Dividends from net investment income	(0.14)		(0.29)	(0.31)	(0.34)	(0.43)	(0.45)
Distributions from net realized capital gains	0.00		(0.57)	(1.33)	(0.28)	(0.24)	(0.84)
Total distributions	(0.14)		(0.86)	(1.64)	(0.62)	(0.67)	(1.29)
Net asset value end of year or period	$11.00		$9.94	$12.35	$13.38	$10.99	$10.44
Total return	12.07%		(12.82)%	4.59%	28.02%	11.77%	(4.24)%
Net assets end of year or period (000s)	$7,867		$8,338	$8,815	$2,676	$1,961	$991
Ratio of expenses to average net assets	0.485	%*	0.505%	0.515%	0.475%	0.475%	0.485%
Ratio of expenses to average net assets excluding interest expense	0.475	%*	0.475%	0.475%	0.475%	0.475%	0.475%
Ratio of net investment income to average net assets	2.96	%*	3.09%	2.75%	2.86%	3.41%	3.86%
Portfolio turnover rate	78	%**	63%**	81%**	556%**	344%**	523%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$179,218
Investments in Affiliates	43,114
Financial Derivative Instruments
Exchange-traded or centrally cleared	51
Cash	533
Deposits with counterparty	323
Receivable for investments sold	15,816
Receivable for investments in Affiliates sold	24,000
Receivable for Portfolio shares sold	166
Interest receivable	1,113
Dividends receivable from Affiliates	6
Other assets	30
264,370

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$84,946
Financial Derivative Instruments
Exchange-traded or centrally cleared	5
Over the counter	2
Payable for investments in Affiliates purchased	6
Deposits from counterparty	1,991
Payable for Portfolio shares redeemed	118
Accrued investment advisory fees	31
Accrued supervisory and administrative fees	35
Accrued distribution fees	3
Accrued servicing fees	18
87,155

Net Assets	$177,215

Net Assets Consist of:
Paid in capital	$182,181
Undistributed net investment income	2,058
Accumulated net realized (loss)	(7,288)
Net unrealized appreciation	264
$177,215

Net Assets:
Institutional Class	$7,867
Administrative Class	156,049
Advisor Class	13,299

Shares Issued and Outstanding:
Institutional Class	715
Administrative Class	14,184
Advisor Class	1,209

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.00
Administrative Class	11.00
Advisor Class	11.00

Cost of Investments in Securities	$179,116
Cost of Investments in Affiliates	$43,114
Cost or Premiums of Financial Derivative Instruments, net	$(22)

* Includes repurchase agreements of:	$8,500

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$2,847
Dividends from Investments in Affiliates	19
Total Income	2,866

Expenses:
Investment advisory fees	186
Supervisory and administrative fees	207
Servicing fees - Administrative Class	108
Distribution and/or servicing fees - Advisor Class	16
Trustee fees	1
Interest expense	12
Total Expenses	530

Net Investment Income	2,336

Net Realized Gain (Loss):
Investments in securities	(3,505)
Investments in Affiliates	7
Exchange-traded or centrally cleared financial derivative instruments	1,160
Over the counter financial derivative instruments	131
Net Realized (Loss)	(2,207)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	18,343
Exchange-traded or centrally cleared financial derivative instruments	213
Over the counter financial derivative instruments	67
Net Change in Unrealized Appreciation	18,623
Net Gain	16,416

Net Increase in Net Assets Resulting from Operations	$18,752

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,336	$4,824
Net realized (loss)	(2,207)	(1,708)
Net change in unrealized appreciation (depreciation)	18,623	(26,231)
Net increase (decrease) resulting from operations	18,752	(23,115)

Distributions to Shareholders:
From net investment income
Institutional Class	(100)	(222)
Administrative Class	(1,774)	(3,365)
Advisor Class	(151)	(330)
From net realized capital gains
Institutional Class	0	(451)
Administrative Class	0	(7,383)
Advisor Class	0	(726)

Total Distributions	(2,025)	(12,477)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	3,196	15,167

Total Increase (Decrease) in Net Assets	19,923	(20,425)

Net Assets:
Beginning of period	157,292	177,717
End of period*	$177,215	$157,292

* Including undistributed net investment income of:	$2,058	$1,747

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.2%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$550

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	716	712

Total Corporate Bonds & Notes (Cost $1,216)		1,262

MUNICIPAL BONDS & NOTES 0.1%

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	213

Total Municipal Bonds & Notes (Cost $188)		213

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	2,031
0.212% due 07/25/2037	34	33
0.602% due 08/25/2021	5	5
0.752% due 08/25/2022	2	2
1.052% due 04/25/2032	7	7
2.226% due 01/01/2033	12	13
4.250% due 05/25/2037	68	67
4.500% due 06/25/2019	136	144
5.000% due 04/25/2032 - 08/25/2033	324	363
5.500% due 12/25/2035	110	125
6.080% due 09/01/2028	64	83
6.500% due 07/25/2031	192	216
Federal Housing Administration
6.896% due 07/01/2020	142	139
Financing Corp.
0.000% due 09/26/2019	1,500	1,356
10.700% due 10/06/2017	650	850
Freddie Mac
0.000% due 03/15/2031	1,200	638
0.552% due 01/15/2033	15	15
0.852% due 02/15/2027	5	5
1.152% due 02/15/2021	8	8
1.324% due 10/25/2044	50	51
4.000% due 06/15/2032	371	384
5.400% due 03/17/2021	1,000	1,080
5.500% due 08/15/2030 - 02/15/2034	728	792
5.625% due 11/23/2035	600	638
6.750% due 03/15/2031	200	287
7.000% due 07/15/2023 - 12/01/2031	20	23
8.250% due 06/01/2016	350	401
Ginnie Mae
2.000% due 08/20/2030	5	5
5.500% due 01/20/2036	794	920
6.000% due 08/20/2033	1,738	1,967
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,389
5.500% due 04/26/2024	400	489
Overseas Private Investment Corp.
4.736% due 03/15/2022	261	289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	$4,000	$2,779
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	2,103
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,789
Small Business Administration
5.240% due 08/01/2023	204	223
5.290% due 12/01/2027	244	267
Tennessee Valley Authority
4.625% due 09/15/2060	400	423
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	417

Total U.S. Government Agencies (Cost $21,440)		23,816

U.S. TREASURY OBLIGATIONS 75.4%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,336
3.125% due 11/15/2041 (c)(e)	37,000	35,795
3.125% due 02/15/2042 (c)	17,000	16,420
3.125% due 02/15/2043	9,650	9,272
3.625% due 08/15/2043	1,300	1,371
3.750% due 11/15/2043	16,200	17,463
3.875% due 08/15/2040 (c)	1,300	1,440
4.375% due 11/15/2039 (c)	16,700	19,964
4.625% due 02/15/2040 (c)	1,100	1,366
5.375% due 02/15/2031	600	787
6.000% due 02/15/2026	4,800	6,413
6.500% due 11/15/2026	1,000	1,400
7.500% due 11/15/2024	2,900	4,230
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	944	887
1.375% due 02/15/2044	1,322	1,452
U.S. Treasury Notes
1.625% due 11/15/2022 (e)	2,600	2,456
U.S. Treasury Strips
0.000% due 05/15/2031	200	115
0.000% due 05/15/2032	100	55
0.000% due 11/15/2032	3,300	1,787
0.000% due 02/15/2033	1,700	912
0.000% due 05/15/2033	700	372
0.000% due 08/15/2033	500	263
0.000% due 11/15/2033	3,000	1,563
0.000% due 05/15/2034	1,600	818
0.000% due 02/15/2040	900	378
0.000% due 05/15/2040	1,250	520
0.000% due 08/15/2040	6,650	2,737
0.000% due 11/15/2042	5,400	2,016

Total U.S. Treasury Obligations (Cost $135,881)		133,588

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	777	835
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	99	101
2.594% due 04/25/2033	14	14
2.663% due 10/25/2035	49	49
2.737% due 01/25/2034	16	17
2.771% due 02/25/2034	26	26
Countrywide Alternative Loan Trust
0.362% due 05/25/2035	78	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 03/25/2035	$147	$114
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033	27	27
2.484% due 11/25/2032	8	8
First Republic Mortgage Loan Trust
0.502% due 11/15/2031	95	89
HarborView Mortgage Loan Trust
0.285% due 03/19/2037	74	62
0.375% due 05/19/2035	61	54
2.715% due 07/19/2035	54	49
Impac CMB Trust
4.658% due 09/25/2034	270	275
JPMorgan Mortgage Trust
2.663% due 07/25/2035	249	257
MASTR Asset Securitization Trust
5.500% due 09/25/2033	57	60
Residential Accredit Loans, Inc. Trust
0.552% due 01/25/2033	3	3
0.552% due 03/25/2033	12	12
6.000% due 06/25/2036	103	83
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	10	10
Sequoia Mortgage Trust
0.503% due 07/20/2033	106	102
Structured Adjustable Rate Mortgage Loan Trust
0.372% due 05/25/2037	165	124
Structured Asset Mortgage Investments Trust
0.815% due 09/19/2032	96	95
0.995% due 10/19/2033	41	39
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	282	304
WaMu Mortgage Pass-Through Certificates Trust
1.123% due 08/25/2046	353	315
1.523% due 08/25/2042	4	4
2.201% due 10/25/2046	93	86
Washington Mutual Mortgage Pass-Through Certificates Trust
2.027% due 02/25/2033	2	2
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	6	6

Total Mortgage-Backed Securities (Cost $3,364)		3,290

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
1.152% due 11/25/2042	63	60
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	57
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033	28	28
1.030% due 08/25/2033	6	5
SLM Student Loan Trust
1.729% due 04/25/2023	755	781
Specialty Underwriting & Residential Finance Trust
0.832% due 01/25/2034	12	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033	11	10

Total Asset-Backed Securities (Cost $930)		951

SHORT-TERM INSTRUMENTS 9.1%

REPURCHASE AGREEMENTS (b) 4.8%
		8,500

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 4.3%
Freddie Mac
0.080% due 11/26/2014	$5,900	$5,899
0.090% due 01/14/2015	1,700	1,699

		7,598

Total Short-Term Instruments (Cost $16,097)		16,098

Total Investments in Securities (Cost $179,116)		179,218

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 24.3%

SHORT-TERM INSTRUMENTS 24.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.3%
PIMCO Short-Term Floating NAV Portfolio	4,308,830	$43,114

Total Short-Term Instruments (Cost $43,114)		43,114

Total Investments in Affiliates (Cost $43,114)		43,114

MARKET VALUE (000S)
Total Investments 125.5% (Cost $222,230)	$222,332

Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(22))	44

Other Assets and Liabilities, net (25.5%)	(45,161)

Net Assets 100.0%	$177,215

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.140%	06/30/2014	07/01/2014	$8,500	U.S. Treasury Notes 2.375% due 08/31/2014	$(8,681)	$8,500	$8,500

Total Repurchase Agreements						$(8,681)	$8,500	$8,500

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.180%	06/20/2014	07/18/2014	$(84,800)	$(84,946)

Total Sale-Buyback Transactions					$(84,946)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $40,348 at a weighted average interest rate of 0.138%.

(3)	Payable for sale-buyback transactions includes $134 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(c)	Securities with an aggregate market value of $86,132 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SAL	$8,500	$0	$0	$0	$8,500	$(8,681)	$(181)

Master Securities Forward Transaction Agreement
GSC	0	0	(84,946)	0	(84,946)	84,398	(548)

Total Borrowings and Other Financing Transactions	$8,500	$0	$(84,946)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	181	$137	$51	$0

Total Futures Contracts				$137	$51	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	$3,200	$(43)	$(23)	$0	$(5)

Total Swap Agreements					$(43)	$(23)	$0	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(e)	Securities with an aggregate market value of $186 and cash of $323 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$51	$0	$51	$0	$0	$ (5)	$ (5)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$(2)

Total Written Options						$(22)	$(2)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	5	$78,600	$(141)
Sales	0	6,400	(62)
Closing Buys	0	(55,000)	56
Expirations	(5)	(24,400)	105
Exercised	0	(3,200)	20

Balance at End of Period	0	$2,400	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
CBK	$0	$0	$0	$0	$0	$(2)	$0	$(2)	$(2)	$0	$(2)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5	$5

Over the counter
Written Options	$0	$0	$0	$0	$2	$2

	$0	$0	$0	$0	$7	$7

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	1,158	1,158

	$0	$0	$0	$0	$1,160	$1,160

Over the counter
Written Options	$0	$0	$0	$0	$131	$131

	$0	$0	$0	$0	$1,291	$1,291

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	235	235
Swap Agreements	0	0	0	0	(23)	(23)

	$0	$0	$0	$0	$213	$213

Over the counter
Written Options	$0	$0	$0	$0	$67	$67

	$0	$0	$0	$0	$280	$280

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$550	$0	$550
Industrials	0	712	0	712
Municipal Bonds & Notes
Washington	0	213	0	213
U.S. Government Agencies	0	23,677	139	23,816
U.S. Treasury Obligations	0	133,588	0	133,588
Mortgage-Backed Securities	0	3,290	0	3,290
Asset-Backed Securities	0	951	0	951
Short-Term Instruments
Repurchase Agreements	0	8,500	0	8,500
Short-Term Notes	0	7,598	0	7,598
	$0	$179,079	$139	$179,218

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,114	$0	$0	$43,114

Total Investments	$43,114	$179,079	$139	$222,332

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$51	$0	$0	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	0	(2)	(2)
	$0	$(5)	$(2)	$(7)

Totals	$43,165	$179,074	$137	$222,376

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

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In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not

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Notes to Financial Statements (Cont.)

necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

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Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities, such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$64,588	$141,919	$(163,400)	$7	$0	$43,114	$19	$0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a

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Notes to Financial Statements (Cont.)

futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the

22	PIMCO VARIABLE INSURANCE TRUST

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current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014 , were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$125,695	$153,676	$0	$276

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	49	$515	134	$1,560
Administrative Class	1,082	11,651	2,162	24,052
Advisor Class	80	842	531	6,185

Issued as reinvestment of distributions
Institutional Class	9	100	64	673
Administrative Class	165	1,774	1,025	10,748
Advisor Class	14	151	101	1,056

Cost of shares redeemed
Institutional Class	(182)	(1,904)	(73)	(870)
Administrative Class	(797)	(8,493)	(2,015)	(22,733)
Advisor Class	(137)	(1,440)	(498)	(5,504)
Net increase (decrease) resulting from Portfolio share transactions	283	$3,196	1,431	$15,167

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 69% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$222,333	$5,844	$(5,845)	$(1)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

28	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT45SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Low Duration Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or

4	PIMCO VARIABLE INSURANCE TRUST

any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	34.4%
Corporate Bonds & Notes	25.0%
Sovereign Issues	18.0%
Mortgage-Backed Securities	6.8%
U.S. Treasury Obligations	6.4%
Asset-Backed Securities	6.1%
Other	3.3%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (02/16/1999)
PIMCO Low Duration Portfolio Administrative Class	1.25%	2.71%	3.87%	3.93%	4.33%
The BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.41%	0.76%	1.18%	2.62%	3.43%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,012.50	$1,021.57
Expenses Paid During Period†	$3.24	$3.26
Net Annualized Expense Ratio	0.65%	0.65%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) benefited performance as U.S. yields fell during the reporting period.

»	Exposure to Italian and Spanish duration benefited performance as bond yields in both countries decreased during the reporting period.

»	Exposure to investment grade credit benefited performance as credit spreads narrowed during the reporting period.

»	Exposure to high yield credit benefited performance as high yield credit spreads narrowed during the reporting period.

»	Exposure to non-Agency residential mortgage-backed securities (“RMBS”) benefited performance as prices on these securities generally increased during the reporting period.

»	Short exposure to the Japanese yen detracted from performance as the Japanese yen appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$10.61		$10.78	$10.38	$10.44	$10.11	$9.68
Net investment income (a)	0.04		0.08	0.14	0.14	0.14	0.31
Net realized/unrealized gain (loss)	0.09		(0.09)	0.46	(0.02)	0.39	0.95
Total income (loss) from investment operations	0.13		(0.01)	0.60	0.12	0.53	1.26
Dividends from net investment income	(0.05)		(0.16)	(0.20)	(0.18)	(0.17)	(0.36)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.03)	(0.47)
Total distributions	(0.05)		(0.16)	(0.20)	(0.18)	(0.20)	(0.83)
Net asset value end of year or period	$10.69		$10.61	$10.78	$10.38	$10.44	$10.11
Total return	1.25%		(0.14)%	5.85%	1.11%	5.29%	13.32%
Net assets end of year or period (000s)	$1,607,793		$1,510,077	$1,527,088	$1,326,770	$1,238,086	$890,238
Ratio of expenses to average net assets	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.67%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.79	%*	0.79%	1.29%	1.37%	1.33%	3.07%
Portfolio turnover rate	144	%**	316%**	647%**	456%**	351%**	662%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$1,810,646
Investments in Affiliates	591,462
Financial Derivative Instruments
Exchange-traded or centrally cleared	933
Over the counter	7,225
Cash	204
Deposits with counterparty	7,921
Foreign currency, at value	1,472
Receivable for investments sold	5,219
Receivable for Portfolio shares sold	15,092
Interest and dividends receivable	10,514
Dividends receivable from Affiliates	135
2,450,823

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$5,161
Financial Derivative Instruments
Exchange-traded or centrally cleared	626
Over the counter	4,700
Payable for investments purchased	122,034
Payable for investments in Affiliates purchased	135
Deposits from counterparty	6,415
Payable for Portfolio shares redeemed	388
Accrued investment advisory fees	456
Accrued supervisory and administrative fees	456
Accrued distribution fees	128
Accrued servicing fees	190
140,689

Net Assets	$2,310,134

Net Assets Consist of:
Paid in capital	$2,293,035
Undistributed net investment income	15,760
Accumulated net realized (loss)	(10,897)
Net unrealized appreciation	12,236
$2,310,134

Net Assets:
Institutional Class	$59,455
Administrative Class	1,607,793
Advisor Class	642,886

Shares Issued and Outstanding:
Institutional Class	5,564
Administrative Class	150,466
Advisor Class	60,165

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.69
Administrative Class	10.69
Advisor Class	10.69

Cost of Investments in Securities	$1,799,236
Cost of Investments in Affiliates	$591,420
Cost of Foreign Currency Held	$1,461
Proceeds Received on Short Sales	$5,137
Cost or Premiums of Financial Derivative Instruments, net	$3,278

* Includes repurchase agreements of:	$89,579

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$15,175
Dividends	53
Dividends from Investments in Affiliates	678
Total Income	15,906

Expenses:
Investment advisory fees	2,758
Supervisory and administrative fees	2,758
Servicing fees - Administrative Class	1,142
Distribution and/or servicing fees - Advisor Class	781
Trustee fees	9
Interest expense	2
Total Expenses	7,450

Net Investment Income	8,456

Net Realized Gain (Loss):
Investments in securities	4,438
Investments in Affiliates	(92)
Exchange-traded or centrally cleared financial derivative instruments	35
Over the counter financial derivative instruments	2,396
Foreign currency	447
Net Realized Gain	7,224

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	9,774
Investments in Affiliates	240
Exchange-traded or centrally cleared financial derivative instruments	(2,645)
Over the counter financial derivative instruments	2,878
Foreign currency assets and liabilities	(1)
Net Change in Unrealized Appreciation	10,246
Net Gain	17,470

Net Increase in Net Assets Resulting from Operations	$25,926

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$8,456	$16,469
Net realized gain	7,224	7,475
Net change in unrealized appreciation (depreciation)	10,246	(27,559)
Net increase (decrease) resulting from operations	25,926	(3,615)

Distributions to Shareholders:
From net investment income
Institutional Class	(333)	(930)
Administrative Class	(7,592)	(21,881)
Advisor Class	(2,806)	(7,780)

Total Distributions	(10,731)	(30,591)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	108,867	106,096

Total Increase in Net Assets	124,062	71,890

Net Assets:
Beginning of period	2,186,072	2,114,182
End of period*	$2,310,134	$2,186,072

* Including undistributed net investment income of:	$15,760	$18,035

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.4%

BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		$17,721	$17,873

Total Bank Loan Obligations (Cost $17,683)			17,873

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 17.7%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		3,800	3,828
Ally Financial, Inc.
2.427% due 12/01/2014		1,000	1,004
2.750% due 01/30/2017		1,100	1,115
3.125% due 01/15/2016		300	309
3.500% due 07/18/2016		800	827
4.625% due 06/26/2015		2,300	2,378
6.750% due 12/01/2014		4,800	4,915
8.300% due 02/12/2015		2,700	2,818
Banco do Brasil S.A.
4.500% due 01/22/2015		600	612
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,652
Banco Popolare
3.500% due 03/14/2019	EUR	9,700	13,768
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$300	321
Banco Santander Chile
3.750% due 09/22/2015		2,900	2,990
Bank of America Corp.
0.991% due 09/15/2026		900	809
1.500% due 10/09/2015		1,800	1,817
4.500% due 04/01/2015		2,400	2,472
5.000% due 01/15/2015		1,300	1,331
5.650% due 05/01/2018		2,300	2,608
6.500% due 08/01/2016		6,500	7,208
Bank of America N.A.
0.531% due 06/15/2017		23,900	23,641
0.695% due 11/14/2016		3,900	3,910
Bank of Montreal
1.950% due 01/30/2018		3,100	3,181
Bankia S.A.
0.532% due 01/25/2016	EUR	2,000	2,709
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		$2,500	2,614
Bear Stearns Cos. LLC
5.700% due 11/15/2014		4,700	4,791
CIT Group, Inc.
4.750% due 02/15/2015		8,800	8,992
Citigroup, Inc.
1.189% due 07/25/2016		15,400	15,575
5.000% due 09/15/2014		700	706
Commonwealth Bank of Australia
1.031% due 09/18/2015		1,900	1,917
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		11,300	11,294
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,620
2.000% due 09/15/2015		$400	401
2.375% due 05/25/2016		4,200	4,210
5.500% due 06/26/2017		1,200	1,290
Export-Import Bank of Korea
0.977% due 01/14/2017		3,600	3,627
1.250% due 11/20/2015		8,700	8,754
2.030% due 03/21/2015		8,400	8,476

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FCE Bank PLC
1.875% due 05/12/2016	EUR	600	$840
4.750% due 01/19/2015		400	560
First Horizon National Corp.
5.375% due 12/15/2015		$900	952
Ford Motor Credit Co. LLC
0.675% due 11/08/2016		7,500	7,501
1.006% due 01/17/2017		1,800	1,814
1.329% due 08/28/2014		2,300	2,304
1.700% due 05/09/2016		2,100	2,128
2.750% due 05/15/2015		3,600	3,670
3.000% due 06/12/2017		2,700	2,818
3.875% due 01/15/2015		10,500	10,689
5.625% due 09/15/2015		1,600	1,693
7.000% due 04/15/2015		900	945
8.000% due 12/15/2016		2,600	3,023
8.700% due 10/01/2014		900	919
General Electric Capital Corp.
0.457% due 01/14/2016		3,900	3,906
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		10,700	10,823
HSBC Finance Corp.
0.657% due 06/01/2016		700	701
HSBC USA, Inc.
2.375% due 02/13/2015		800	810
Industrial Bank of Korea
2.375% due 07/17/2017		1,100	1,125
3.750% due 09/29/2016		2,200	2,331
International Lease Finance Corp.
5.750% due 05/15/2016		900	966
6.500% due 09/01/2014		11,200	11,298
8.625% due 09/15/2015		500	543
Intesa Sanpaolo SpA
3.125% due 01/15/2016		9,645	9,917
JPMorgan Chase & Co.
1.054% due 05/30/2017	GBP	6,300	10,644
1.281% due 03/20/2015		$9,800	9,865
1.355% due 09/22/2015		5,800	5,865
3.150% due 07/05/2016		1,800	1,877
3.400% due 06/24/2015		3,500	3,602
3.700% due 01/20/2015		14,700	14,962
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	2,400	3,278
6.000% due 10/01/2017		$1,000	1,137
Korea Development Bank
3.250% due 03/09/2016		5,300	5,505
Metropolitan Life Global Funding
0.607% due 04/10/2017		7,300	7,321
1.300% due 04/10/2017		3,600	3,610
Morgan Stanley
0.706% due 10/15/2015		2,600	2,606
4.100% due 01/26/2015		16,700	17,047
National Bank of Canada
1.500% due 06/26/2015		1,600	1,619
Nordea Bank AB
0.590% due 04/04/2017		4,900	4,910
Pacific Life Global Funding CPI Linked Bond
4.247% due 06/02/2018		3,500	3,495
Prudential Covered Trust
2.997% due 09/30/2015		2,640	2,705
Qatari Diar Finance Co.
3.500% due 07/21/2015		4,300	4,420
RCI Banque S.A.
5.625% due 10/05/2015	EUR	700	1,017
Shinhan Bank
0.880% due 04/08/2017		$3,600	3,613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
3.875% due 09/10/2015		$3,848	$3,944
5.000% due 04/15/2015		1,200	1,236
6.000% due 01/25/2017		1,000	1,090
6.250% due 01/25/2016		13,765	14,677
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,403
Union Bank N.A.
0.624% due 05/05/2017		6,600	6,601
0.984% due 09/26/2016		3,700	3,739
Wachovia Corp.
0.596% due 10/15/2016		5,000	4,994
Wells Fargo & Co.
0.428% due 10/28/2015		4,500	4,502

			408,050

INDUSTRIALS 5.2%
AbbVie, Inc.
0.983% due 11/06/2015		3,715	3,747
Amgen, Inc.
1.875% due 11/15/2014		2,100	2,112
2.500% due 11/15/2016		2,400	2,487
Apple, Inc.
0.473% due 05/03/2018		1,400	1,401
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		1,100	1,103
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,409
Comcast Corp.
5.700% due 07/01/2019		700	821
5.900% due 03/15/2016		4,550	4,955
Daimler Finance North America LLC
0.580% due 03/10/2017		8,800	8,815
0.829% due 01/09/2015		7,890	7,909
1.250% due 01/11/2016		2,740	2,765
1.875% due 09/15/2014		1,675	1,680
2.300% due 01/09/2015		200	202
DISH DBS Corp.
6.625% due 10/01/2014		2,900	2,940
7.125% due 02/01/2016		1,800	1,951
7.750% due 05/31/2015		1,500	1,593
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,750
General Electric Co.
0.850% due 10/09/2015		2,200	2,211
General Mills, Inc.
0.527% due 01/29/2016		8,900	8,926
HCA, Inc.
6.375% due 01/15/2015		1,300	1,334
Imperial Tobacco Finance PLC
7.250% due 09/15/2014	EUR	4,600	6,371
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$3,880	3,921
Kroger Co.
0.756% due 10/17/2016		5,600	5,616
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		1,400	1,595
MGM Resorts International
6.625% due 07/15/2015		1,000	1,052
6.875% due 04/01/2016		500	546
7.500% due 06/01/2016		1,700	1,881
7.625% due 01/15/2017		500	566
10.000% due 11/01/2016		400	475
NBCUniversal Enterprise, Inc.
0.763% due 04/15/2016		100	101

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		$700	$702
PepsiCo, Inc.
0.750% due 03/05/2015		1,600	1,605
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,188
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	1,300	2,428
6.421% due 06/20/2016		$1,600	1,762
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		6,600	6,613
Total Capital Canada Ltd.
0.606% due 01/15/2016		3,814	3,833
Viacom, Inc.
1.250% due 02/27/2015		3,000	3,017
Volkswagen International Finance NV
0.829% due 11/20/2014		9,000	9,020

			119,403

UTILITIES 3.1%
AT&T, Inc.
0.654% due 03/30/2017		6,800	6,818
2.950% due 05/15/2016		900	936
BP Capital Markets PLC
4.500% due 10/01/2020		500	554
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	780
Consumers Energy Co.
6.700% due 09/15/2019		200	243
Dayton Power & Light Co.
1.875% due 09/15/2016		1,000	1,017
Electricite de France
6.500% due 01/26/2019		100	119
Enel Finance International NV
3.875% due 10/07/2014		2,000	2,016
KT Corp.
1.750% due 04/22/2017		3,700	3,713
Orange S.A.
2.750% due 09/14/2016		2,500	2,595
Petrobras Global Finance BV
1.849% due 05/20/2016		7,500	7,528
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,417
Rosneft Finance S.A.
7.500% due 07/18/2016		400	440
Sprint Communications, Inc.
9.125% due 03/01/2017		700	822
Verizon Communications, Inc.
1.761% due 09/15/2016		26,194	26,930
1.981% due 09/14/2018		800	845
2.500% due 09/15/2016		12,600	12,993
3.650% due 09/14/2018		1,000	1,069

			71,835

Total Corporate Bonds & Notes (Cost $593,675)			599,288

MUNICIPAL BONDS & NOTES 0.4%

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016		9,525	9,527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.333% due 04/01/2040	$413	$419

Total Municipal Bonds & Notes (Cost $9,948)		9,946

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.212% due 12/25/2036 - 07/25/2037	739	722
0.462% due 04/25/2037	406	405
0.500% due 03/25/2044	111	111
0.502% due 07/25/2037 - 09/25/2042	1,479	1,474
0.652% due 12/25/2022	73	73
0.892% due 03/25/2040	3,061	3,106
0.952% due 04/25/2023	80	81
1.000% due 01/25/2043	728	681
1.002% due 02/25/2023	4	4
1.052% due 05/25/2022	9	9
1.054% due 06/17/2027	39	40
1.324% due 07/01/2042 - 06/01/2043	398	410
1.374% due 09/01/2041	265	277
1.524% due 09/01/2040	1	1
1.979% due 11/01/2035	69	73
2.167% due 09/01/2035	426	454
2.289% due 07/01/2035	74	78
4.376% due 12/01/2036	25	26
4.500% due 03/01/2018 - 04/01/2042	8,388	8,944
4.508% due 09/01/2034	16	17
5.000% due 05/01/2027 - 12/01/2038	366	407
5.500% due 12/01/2027 - 03/01/2040	2,582	2,896
5.913% due 12/25/2042	10	11
6.000% due 03/01/2017 - 01/01/2039	5,768	6,507
6.500% due 04/01/2036	169	191
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	2,176	2,261
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.192% due 12/25/2036	1,048	1,044
0.302% due 07/15/2019 - 08/15/2019	983	984
0.412% due 08/25/2031	163	159
0.452% due 05/15/2036	419	418
0.552% due 06/15/2018	21	21
1.319% due 02/25/2045	334	341
2.000% due 11/15/2026	14,457	14,645
2.403% due 09/01/2035	455	486
2.418% due 07/01/2035	169	180
5.000% due 05/01/2024 - 12/01/2041	998	1,109
5.500% due 12/01/2022 - 08/15/2030	2	2
6.000% due 09/01/2016 - 03/01/2038	519	585
6.500% due 07/25/2043	69	78
Ginnie Mae
1.940% due 02/20/2041	1,708	1,725
6.000% due 09/15/2017	669	702

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.600% due 09/01/2028	$567	$629

Total U.S. Government Agencies (Cost $51,450)		52,369

U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018	513	530
0.125% due 04/15/2019	101	104
0.125% due 07/15/2022	78,444	78,965
0.625% due 07/15/2021	12,095	12,742
1.125% due 01/15/2021	10,294	11,153
1.250% due 07/15/2020	12,282	13,464
1.375% due 01/15/2020	3,069	3,367
2.000% due 07/15/2014 (g)(i)	17,857	17,899
U.S. Treasury Notes
0.109% due 04/30/2016 (i)	14,300	14,304

Total U.S. Treasury Obligations (Cost $158,941)		152,528

MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035	1,187	1,087
American Home Mortgage Investment Trust
2.173% due 10/25/2034	331	334
2.322% due 02/25/2045	187	189
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	112	113
5.730% due 04/10/2049	2,547	2,783
Banc of America Funding Corp.
0.432% due 07/25/2037	1,379	1,208
2.938% due 01/20/2047 ^	564	442
Banc of America Mortgage Trust
2.512% due 07/25/2034	906	919
2.719% due 05/25/2033	526	530
2.843% due 08/25/2034	2,950	2,969
6.500% due 10/25/2031	9	10
BCAP LLC Trust
0.322% due 09/26/2035	703	694
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 04/25/2033	7	7
2.250% due 08/25/2035	1,481	1,507
2.504% due 04/25/2033	6	6
2.528% due 03/25/2035	1,737	1,766
2.564% due 01/25/2035	211	210
2.667% due 02/25/2033	1	1
2.685% due 08/25/2035 ^	434	383
2.737% due 01/25/2034	27	28
2.757% due 07/25/2034	388	388
5.066% due 01/25/2035	4,938	5,004
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	543	504
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	385	416
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	1,189	995
2.488% due 12/26/2046	645	453
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035	85	77
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035	207	204
2.610% due 08/25/2035	921	525
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	16,194	17,414
5.481% due 01/15/2046	3,595	3,804

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.332% due 05/25/2047		$645	$561
6.000% due 10/25/2033		14	15
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036		616	536
2.465% due 02/20/2035		1,200	1,194
2.498% due 11/25/2034		738	699
2.524% due 11/20/2034		1,481	1,433
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,668	3,984
5.448% due 01/15/2049		10	10
5.858% due 03/15/2039		14,338	15,320
5.982% due 06/15/2038		1,348	1,441
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.653% due 09/27/2036		5,459	5,505
2.659% due 09/26/2047		693	688
DBRR Trust
0.853% due 02/25/2045		1,763	1,763
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		680	692
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	2,013	3,443
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		$1,731	1,709
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		485	461
2.625% due 02/25/2035		2,634	2,655
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		7,299	8,017
GMAC Mortgage Corp. Loan Trust
2.697% due 11/19/2035		279	269
Granite Master Issuer PLC
0.293% due 12/20/2054		3,221	3,196
0.353% due 12/20/2054		501	498
0.814% due 12/20/2054	GBP	522	891
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	83	113
0.908% due 01/20/2044	GBP	72	123
0.934% due 09/20/2044		511	873
Great Hall Mortgages PLC
0.361% due 06/18/2039		$1,571	1,499
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		1,365	1,348
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	202
5.444% due 03/10/2039		1,900	2,075
GSR Mortgage Loan Trust
2.657% due 09/25/2035		973	984
2.696% due 09/25/2034		182	174
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		138	122
2.564% due 07/19/2035		741	697
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	1,873	3,127
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	445	610
Impac CMB Trust
1.152% due 07/25/2033		$203	190
IndyMac Mortgage Loan Trust
2.509% due 12/25/2034		372	348
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		745	745
5.257% due 05/15/2047		7,221	7,669
5.397% due 05/15/2045		2,367	2,559

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.420% due 01/15/2049		$569	$622
5.708% due 03/18/2051		2,385	2,560
5.882% due 02/15/2051		1,300	1,442
JPMorgan Mortgage Trust
2.952% due 02/25/2035		120	119
5.750% due 01/25/2036 ^		35	33
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		1,436	1,555
MASTR Asset Securitization Trust
5.500% due 09/25/2033		10	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.632% due 06/15/2030		132	131
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		420	388
0.402% due 11/25/2035		299	292
1.151% due 10/25/2035		203	195
1.959% due 01/25/2029		11	11
2.400% due 10/25/2035		701	713
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,968
Morgan Stanley Capital Trust
5.598% due 03/12/2044		2,120	2,231
Prime Mortgage Trust
0.552% due 02/25/2034		12	12
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^		1,172	991
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		22	24
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		340	277
2.467% due 02/25/2034		406	413
2.472% due 08/25/2034		613	606
2.518% due 08/25/2035		339	320
Structured Asset Mortgage Investments Trust
0.432% due 02/25/2036		195	157
0.815% due 09/19/2032		5	5
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		210	200
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	1,392	1,881
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$855	850
0.292% due 06/15/2020		6,300	6,196
5.421% due 04/15/2047		146	146
5.749% due 07/15/2045		1,201	1,304
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045		161	154
0.492% due 01/25/2045		1,170	1,100
0.853% due 01/25/2047		398	374
1.323% due 11/25/2042		62	61
1.523% due 06/25/2042		40	38
1.523% due 08/25/2042		161	155
1.932% due 02/27/2034		23	23
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041		21	21
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2035		430	443
2.613% due 03/25/2036		518	520
2.615% due 12/25/2034		462	474
2.615% due 01/25/2035		587	591
2.617% due 09/25/2034		8,325	8,558

Total Mortgage-Backed Securities (Cost $160,633)			162,574

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.4%
ACA CLO Ltd.
0.479% due 07/25/2018		$2,056	$2,053
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036		119	43
Aimco CLO
0.478% due 10/20/2019		2,246	2,234
ALM Ltd.
1.466% due 07/18/2022		1,100	1,099
American Money Management Corp. CLO Ltd.
0.478% due 12/19/2019		952	952
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 09/25/2035		7,100	6,209
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		13	12
Apidos CDO Ltd.
0.488% due 07/27/2017		22	22
Ares VIR CLO Ltd.
0.650% due 03/12/2018		6,000	5,949
Asset-Backed Funding Certificates Trust
0.827% due 06/25/2035		10,799	9,730
Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034		143	142
1.802% due 03/15/2032		138	132
Avenue CLO Ltd.
0.488% due 07/20/2018		337	337
Avoca CLO PLC
0.600% due 01/16/2023	EUR	1,355	1,842
Bacchus Ltd.
0.468% due 01/20/2019		$2,210	2,208
Bear Stearns Asset-Backed Securities Trust
1.152% due 10/25/2037		2,578	2,412
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	2,752	3,721
Carlyle High Yield Partners Ltd.
0.453% due 04/19/2022		$984	963
Citibank Omni Master Trust
2.902% due 08/15/2018		1,500	1,505
Citigroup Mortgage Loan Trust, Inc.
0.632% due 09/25/2035 ^		6,200	5,523
Cougar CLO PLC
0.639% due 07/15/2020	EUR	3,910	5,365
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036		$4,783	4,661
0.410% due 05/25/2036		445	445
0.632% due 12/25/2031		35	26
0.852% due 12/25/2033		2,102	1,963
0.952% due 03/25/2033		1,482	1,373
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		8	8
Duane Street CLO Ltd.
0.455% due 11/14/2021		832	820
Educational Services of America, Inc.
1.302% due 09/25/2040		2,633	2,679
Equity One Mortgage Pass-Through Trust
0.712% due 11/25/2032		6	6
First Franklin Mortgage Loan Trust
0.632% due 05/25/2035		300	278
Four Corners CLO Ltd.
0.504% due 01/26/2020		2,075	2,065
Franklin CLO Ltd.
0.491% due 06/15/2018		3,099	3,077
Galaxy CLO Ltd.
1.519% due 08/20/2022		1,100	1,095

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		$17	$8
Goldentree Loan Opportunities Ltd.
0.923% due 10/18/2021		1,215	1,213
Gulf Stream Compass CLO Ltd.
0.489% due 01/24/2020		563	564
HSBC Home Equity Loan Trust
0.443% due 01/20/2034		902	899
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	1,596	2,166
JPMorgan Mortgage Acquisition Corp.
0.332% due 02/25/2036		$902	865
0.382% due 05/25/2035		10,117	9,852
Jubilee CDO BV
0.626% due 08/21/2021	EUR	812	1,100
Landmark CDO Ltd.
0.501% due 07/15/2018		$1,079	1,080
Leopard CLO BV
0.677% due 04/21/2020	EUR	142	194
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		$34	31
Madison Park Funding Ltd.
1.481% due 06/15/2022		800	798
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		771	778
Mercator CLO PLC
0.556% due 02/18/2024	EUR	1,276	1,729
Merrill Lynch Mortgage Investors Trust
0.352% due 08/25/2036		$717	703
0.442% due 08/25/2036		700	637
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		227	227
MT Wilson CLO Ltd.
0.458% due 07/11/2020		2,451	2,445
Nob Hill CLO Ltd.
0.474% due 08/15/2018		1,064	1,062
Oak Hill Credit Partners Ltd.
0.476% due 05/17/2021		2,108	2,104
OCI Euro Fund BV
0.597% due 08/15/2024	EUR	2,700	3,604
Octagon Investment Partners Ltd.
0.466% due 04/23/2020		$3,162	3,142
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.432% due 12/25/2035		909	822
0.462% due 04/25/2035		3,220	3,191
Pacifica CDO Corp.
0.488% due 01/26/2020		797	795
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		1,681	1,706
Prospero CLO BV
0.567% due 10/20/2022	EUR	1,426	1,930
RAAC Trust
0.632% due 03/25/2037		$900	870
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033		4,237	4,127
Residential Asset Securities Corp. Trust
0.472% due 01/25/2036		6,300	6,061
SLC Student Loan Trust
0.304% due 11/15/2021		282	281
SLM Private Education Loan Trust
0.902% due 10/16/2023		2,146	2,156
1.202% due 06/15/2023		2,490	2,505
1.252% due 12/15/2021		764	767
SLM Student Loan Trust
0.411% due 03/15/2024		1,806	1,792
0.421% due 12/15/2023		900	890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.729% due 04/25/2023		$652	$675
South Carolina Student Loan Corp.
0.977% due 03/02/2020		2,000	2,013
Specialty Underwriting & Residential Finance Trust
0.542% due 12/25/2036		4,800	3,840
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		461	462
Stone Tower CLO Ltd.
0.456% due 04/17/2021		2,000	1,966
Structured Asset Investment Loan Trust
0.512% due 10/25/2035		488	474
0.857% due 03/25/2034		681	631
1.127% due 10/25/2033		1,362	1,305
Titrisocram
1.013% due 05/25/2020	EUR	5	6
Wells Fargo Home Equity Asset-Backed Securities Trust
0.412% due 05/25/2036		$1,100	970
Wood Street CLO BV
0.657% due 11/22/2021	EUR	852	1,157

Total Asset-Backed Securities (Cost $142,972)			147,542

SOVEREIGN ISSUES 18.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	4,110
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,834
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	14,000	5,853
0.000% due 07/01/2015		18,000	7,334
0.000% due 01/01/2017		13,000	4,466
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,147
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	73,400	101,401
2.250% due 05/15/2016		32,500	45,870
2.750% due 12/01/2015		1,900	2,685
3.000% due 06/15/2015		9,600	13,473
3.000% due 11/01/2015		4,700	6,651
3.750% due 08/01/2015		26,600	37,716
3.750% due 04/15/2016		2,400	3,472
3.750% due 08/01/2016		3,000	4,373
4.500% due 07/15/2015		33,700	48,099
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		2,100	2,864
Italy Certificati di Credito Del Tesoro
0.000% due 04/29/2016		1,700	2,301
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	3,079	269
5.000% due 06/16/2016 (c)		6,670	565
Province of Ontario
0.950% due 05/26/2015		$13,900	13,994
1.000% due 07/22/2016		2,800	2,820
1.100% due 10/25/2017		13,600	13,549
4.300% due 03/08/2017	CAD	1,300	1,310
Republic of Korea
4.875% due 09/22/2014		$600	606
Spain Government International Bond
3.000% due 04/30/2015	EUR	4,700	6,583
3.150% due 01/31/2016		5,800	8,286
3.250% due 04/30/2016		600	863
3.300% due 07/30/2016		2,500	3,620
3.750% due 10/31/2015		15,100	21,611
4.000% due 07/30/2015		36,400	51,829

Total Sovereign Issues (Cost $428,564)			432,554

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	$0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.2%

CERTIFICATES OF DEPOSIT 2.5%
Credit Suisse
0.465% due 03/17/2015		$1,400	1,400
Intesa Sanpaolo SpA
1.608% due 04/11/2016		14,600	14,742
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		20,000	19,927
1.601% due 06/21/2016		2,200	2,200
Royal Bank of Canada
1.370% due 05/07/2015	CAD	21,500	20,140

			58,409

COMMERCIAL PAPER 3.5%
Ford Motor Credit Co.
0.880% due 07/14/2014		$2,000	1,999
0.900% due 07/01/2014		800	800
0.900% due 08/05/2014		2,000	1,998
0.900% due 09/16/2014		6,800	6,793
Glencore Funding LLC
0.450% due 08/25/2014		8,900	8,894
0.600% due 09/09/2014		16,200	16,191
Noble Corp.
0.425% due 07/28/2014		26,100	26,092
Vodafone Group PLC
0.600% due 06/29/2015		18,000	17,909

			80,676

REPURCHASE AGREEMENTS (d) 3.9%
			89,579

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		4,300	4,300

U.S. TREASURY BILLS 0.1%
0.039% due 10/23/2014 - 11/06/2014 (b)(e)(g)		3,008	3,008

Total Short-Term Instruments (Cost $235,370)			235,972

Total Investments in Securities (Cost $1,799,236)			1,810,646

		SHARES
INVESTMENTS IN AFFILIATES 25.6%

SHORT-TERM INSTRUMENTS 25.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.6%
PIMCO Short-Term Floating NAV Portfolio		109	1

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio III	59,193,411	$591,461

Total Short-Term Instruments (Cost $591,420)		591,462

Total Investments in Affiliates (Cost $591,420)		591,462

Total Investments 104.0% (Cost $2,390,656)		$2,402,108

Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $3,278)		2,832

Other Assets and Liabilities, net (4.1%)		(94,806)

Net Assets 100.0%		$2,310,134

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.130%	06/30/2014	07/01/2014	$17,400	U.S. Treasury Notes 2.000% due 02/28/2021	$(17,755)	$17,400	$17,400
BOS	0.140%	06/30/2014	07/01/2014	6,600	U.S. Treasury Notes 1.625% due 06/30/2019	(6,734)	6,600	6,600
JPS	0.200%	06/30/2014	07/01/2014	6,000	Federal Home Loan Bank 0.420% due 06/06/2016	(6,129)	6,000	6,000
NMO	0.150%	06/30/2014	07/01/2014	56,500	U.S. Treasury Bills 0.047% due 12/18/2014	(6,633)	56,500	56,500
					U.S. Treasury Notes 3.250% due 12/31/2016	(51,811)
SSB	0.000%	06/30/2014	07/01/2014	3,079	Freddie Mac 2.000% due 01/30/2023	(3,141)	3,079	3,079

Total Repurchase Agreements						$(92,203)	$89,579	$89,579

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $25,106 at a weighted average interest rate of (0.759%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BPG	Freddie Mac	5.000%	07/01/2044	$500	$(549)	$(553)
FOB	Fannie Mae	5.000%	07/01/2044	100	(110)	(111)
	Fannie Mae	6.000%	07/01/2044	3,000	(3,367)	(3,378)
GSC	Fannie Mae	5.500%	07/01/2044	1,000	(1,111)	(1,119)

Total Short Sales					$(5,137)	$(5,161)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(e)	Securities with an aggregate market value of $10 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BCY	$17,400	$0	$0	$0	$17,400	$(17,755)	$(355)
BOS	6,600	0	0	0	6,600	(6,734)	(134)
JPS	6,000	0	0	0	6,000	(6,129)	(129)
NMO	56,500	0	0	0	56,500	(58,444)	(1,944)
SSB	3,079	0	0	0	3,079	(3,141)	(62)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(553)	(553)	0	(553)
FOB	0	0	0	(3,489)	(3,489)	10	(3,479)
GSC	0	0	0	(1,119)	(1,119)	0	(1,119)

Total Borrowings and Other Financing Transactions	$89,579	$0	$0	$(5,161)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	7,254	$933	$363	$0
90-Day Eurodollar December Futures	Long	12/2016	28	6	1	0
90-Day Eurodollar June Futures	Long	06/2016	227	113	11	0
90-Day Eurodollar March Futures	Long	03/2016	1,054	264	66	0
90-Day Eurodollar September Futures	Long	09/2015	5,462	2,988	205	0
90-Day Eurodollar September Futures	Long	09/2016	97	12	5	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,746	(203)	123	0

Total Futures Contracts				$4,113	$774	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
General Electric Capital Corp.	1.000%	06/20/2016	0.296%	$4,700	$71	$1	$0	$(1)
General Electric Capital Corp.	1.000%	06/20/2017	0.332%	1,900	41	3	0	0

					$112	$4	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$	62,667	$5,523	$1,096	$0	$(87)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		84,500	1,694	361	0	(38)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	15,750	403	195	0	(23)

					$7,620	$1,652	$0	$(148)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	343,100	$2,968	$517	$44	$0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		10,000	95	79	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,300	1,324	587	0	(66)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		69,100	(2,728)	(5,473)	0	(411)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	129,000	385	45	103	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		360,000	11	11	11	0

						$2,055	$(4,234)	$159	$(477)

Total Swap Agreements						$9,787	$(2,578)	$159	$(626)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $16,529 and cash of $7,921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$774	$159	$933	$0	$0	$(626)	$(626)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	08/2014	$	2,952	EUR	2,170	$20	$0

BOA	07/2014	BRL	450	$	204	1	0
	07/2014	$	200	BRL	450	3	0
	08/2014	EUR	241,625	$	328,776	0	(2,144)
	05/2015	CAD	21,211		19,324	0	(404)

BPS	07/2014	BRL	1,820		818	0	(6)
	07/2014	$	818	BRL	1,820	6	(1)
	08/2014	EUR	2,524	$	3,422	0	(35)
	08/2014	$	811	BRL	1,820	5	0
	07/2015	BRL	314	$	130	1	0

BRC	07/2014	JPY	134,700		1,321	0	(9)
	08/2014	EUR	585		794	0	(7)
	09/2014	GBP	11,060		18,564	0	(353)

CBK	08/2014	BRL	16,210		7,302	34	0
	08/2014	EUR	9,156		12,485	1	(56)

DUB	08/2014	$	1,355	BRL	3,007	0	(7)
	07/2015	BRL	3,279	$	1,355	6	0

FBF	09/2014	GBP	1,446		2,427	0	(46)

GLM	08/2014	EUR	2,641		3,575	0	(42)
	08/2014	$	5,946	BRL	13,202	0	(26)
	08/2014		3,464	MXN	45,624	40	0
	09/2014		12,806		167,085	5	(4)
	07/2015	BRL	14,407	$	5,946	20	0

HUS	07/2014	TRY	2,113		997	3	0

JPM	07/2014	BRL	12,310		5,589	18	0
	07/2014	JPY	2,432,729		23,885	0	(128)
	07/2014	$	5,499	BRL	12,310	72	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2014	$	25,280	JPY	2,567,429	$63	$0
	08/2014	BRL	12,310	$	5,449	0	(70)
	08/2014	JPY	2,567,429		25,286	0	(64)
	04/2015	BRL	14,000		5,913	24	0

RBC	09/2014	CAD	1,781		1,638	0	(28)

UAG	07/2014	BRL	12,310		5,468	0	(103)
	07/2014	$	5,585	BRL	12,310	4	(17)

Total Forward Foreign Currency Contracts						$326	$(3,550)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	07/28/2014	$	35,800	$(36)	$(17)
	Put - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600%	07/28/2014		35,800	(215)	(19)

								$(251)	$(36)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$15,100	$(857)	$(614)

Total Written Options						$(1,108)	$(650)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,940	$346,800	EUR	294,800	$(1,880)
Sales	1,816	165,500		0	(2,040)
Closing Buys	0	(3,800)		0	5
Expirations	(3,756)	(372,400)		(147,400)	2,530
Exercised	0	(49,400)		(147,400)	277

Balance at End of Period	0	$86,700	EUR	0	$(1,108)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.143%	$	1,100	$(14)	$31	$17	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		800	(4)	11	7	0
	China Government International Bond	1.000%	06/20/2019	0.724%		2,800	21	17	38	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		700	7	0	7	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		1,000	22	0	22	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		800	7	2	9	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,000	(1)	21	20	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		3,600	(250)	145	0	(105)
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	1,000	(12)	28	16	0

BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	$	5,700	94	3	97	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%	EUR	6,500	(124)	157	33	0

BRC	Bank of America Corp.	1.000%	03/20/2019	0.621%	$	1,300	15	8	23	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		3,700	59	47	106	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		1,000	(29)	43	14	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		5,100	(39)	82	43	0
	China Government International Bond	1.000%	09/20/2015	0.152%		2,400	30	(4)	26	0
	China Government International Bond	1.000%	09/20/2016	0.258%		1,300	18	4	22	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		13,900	81	(20)	61	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		10,000	112	(11)	101	0
	General Motors Co.	5.000%	09/20/2016	0.669%		3,000	302	(8)	294	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		800	(19)	0	0	(19)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Italy Government International Bond	1.000%	06/20/2019	0.919%	$	11,000	$(197)	$243	$46	$0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		7,700	131	(4)	127	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		2,700	20	43	63	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		5,500	(36)	96	60	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		4,300	(7)	100	93	0

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,600	(19)	33	14	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		27,000	(52)	286	234	0
	China Government International Bond	1.000%	03/20/2019	0.676%		1,900	10	19	29	0
	HSBC Bank PLC	1.000%	03/20/2019	0.783%	EUR	3,600	(36)	87	51	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	300	(7)	0	0	(7)
	Italy Government International Bond	1.000%	06/20/2017	0.669%		2,700	16	11	27	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		700	(13)	15	2	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		8,200	(217)	255	38	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		1,000	5	12	17	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,700	(2)	36	34	0

DUB	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		1,100	20	(1)	19	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%		7,300	172	(2)	170	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		1,700	36	13	49	0
	China Government International Bond	1.000%	12/20/2018	0.623%		1,400	18	6	24	0
	China Government International Bond	1.000%	03/20/2019	0.676%		4,100	2	60	62	0
	China Government International Bond	1.000%	06/20/2019	0.724%		2,500	19	15	34	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%		2,300	(186)	207	21	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.230%		1,000	(64)	83	19	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		3,500	37	(2)	35	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.233%		100	(6)	8	2	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		1,600	24	1	25	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.288%		7,100	138	14	152	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		3,500	55	40	95	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	3,400	38	79	117	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	1,500	(34)	(2)	0	(36)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		10,200	(167)	222	55	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		3,900	(72)	88	16	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%		10,000	110	(11)	99	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		3,800	85	(3)	82	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		1,700	29	11	40	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		3,200	(18)	64	46	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		7,900	19	106	125	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		700	3	9	12	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		3,500	66	15	81	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		16,000	326	37	363	0

FBF	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		7,200	103	7	110	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		1,300	(20)	26	6	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		1,900	33	(2)	31	0

GST	Italy Government International Bond	1.000%	06/20/2017	0.669%		400	2	2	4	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		3,800	65	(3)	62	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		1,900	9	24	33	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,000	(10)	18	8	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		1,200	(6)	16	10	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		10,200	(171)	227	56	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		1,700	13	5	18	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		700	4	9	13	0

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%		400	(4)	7	3	0
	China Government International Bond	1.000%	12/20/2018	0.623%		5,800	57	40	97	0
	China Government International Bond	1.000%	06/20/2019	0.724%		4,100	21	34	55	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		9,900	82	0	82	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	2,000	28	41	69	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	600	(14)	0	0	(14)
	MetLife, Inc.	1.000%	06/20/2017	0.284%		2,400	52	0	52	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		800	4	10	14	0
	PSEG Power LLC	1.000%	12/20/2018	0.813%		1,700	11	4	15	0

MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	10,500	116	(2)	114	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	$	400	(2)	6	4	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		200	(1)	4	3	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		5,200	(86)	114	28	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%		7,900	34	(11)	23	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,500	(3)	33	30	0
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	1,100	(13)	31	18	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%	$	500	(5)	9	4	0

							$821	$3,494	$4,496	$(181)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$6,732	$547	$(4)	$543	$0

BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,900	190	(174)	16	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,900	1,032	(833)	199	0

FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	9,206	(46)	13	0	(33)

GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(41)	9	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	193	0	3	3	0

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	678	(542)	136	0

JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	57	(45)	12	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	6	6	0

MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,300	966	(781)	185	0

UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,000	99	(91)	8	0

					$3,573	$(2,489)	$1,117	$(33)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	23,400	$21	$88	$109	$0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		3,000	0	(12)	0	(12)

BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016		20,100	(16)	110	94	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017		9,100	23	(205)	0	(182)

BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	220,000	(2)	142	140	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		2,500	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		54,000	(16)	175	159	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,200	(2)	9	7	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,500	(1)	8	7	0

DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	0	(4)	0	(4)

GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		21,200	(18)	117	99	0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,100	1	(5)	0	(4)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	5,700	(3)	15	12	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,900	(2)	24	22	0

HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		7,500	(5)	18	13	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,300	(7)	243	236	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,700	0	8	8	0

JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	23,400	21	88	109	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	2,500	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,300	0	4	4	0

MYC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	220,000	0	141	141	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		30,000	2	86	88	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,900	(2)	10	8	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,100	(2)	22	20	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,800	2	(85)	0	(83)

							$(8)	$1,008	$1,286	$(286)

Total Swap Agreements							$4,386	$2,013	$6,899	$(500)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $1,413 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$20	$0	$0	$20	$0	$0	$0	$0	$19	$0	$20
BOA	4	0	788	792	(2,548)	(614)	(117)	(3,279)	(2,489)	1,413	(1,074)
BPS	12	0	224	236	(42)	0	(182)	(224)	13	0	12
BRC	0	0	1,613	1,613	(369)	0	(19)	(388)	1,222	(1,350)	(125)
CBK	35	0	446	481	(56)	0	(7)	(63)	421	(635)	(217)
DUB	6	0	1,742	1,748	(7)	0	(40)	(47)	1,702	(2,000)	(299)
FBF	0	0	147	147	(46)	0	(33)	(79)	69	0	68
GLM	65	0	133	198	(72)	0	(4)	(76)	121	(280)	(159)
GST	0	0	111	111	0	0	0	0	112	(180)	(69)
HUS	3	0	498	501	0	0	0	0	501	(480)	21
JPM	177	0	522	699	(262)	0	(14)	(276)	422	(530)	(107)
MYC	0	0	663	663	0	(36)	0	(37)	626	(960)	(334)
RBC	0	0	0	0	(28)	0	0	(28)	(28)	0	(28)
UAG	4	0	12	16	(120)	0	(83)	(203)	(187)	0	(187)

Total Over the Counter	$326	$0	$6,899	$7,225	$(3,550)	$(650)	$(500)	$(4,700)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$774	$774
Swap Agreements	0	0	0	0	159	159

	$0	$0	$0	$0	$933	$933

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$326	$0	$326
Swap Agreements	0	5,613	0	0	1,286	6,899

	$0	$5,613	$0	$326	$1,286	$7,225

	$0	$5,613	$0	$326	$2,219	$8,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$149	$0	$0	$477	$626

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,550	$0	$3,550
Written Options	0	0	0	614	36	650
Swap Agreements	0	214	0	0	286	500

	$0	$214	$0	$4,164	$322	$4,700

	$0	$363	$0	$4,164	$799	$5,326

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,408	$1,408
Futures	0	0	0	0	1,980	1,980
Swap Agreements	0	1,371	0	0	(4,724)	(3,353)

	$0	$1,371	$0	$0	$(1,336)	$35

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,207)	$0	$(1,207)
Written Options	0	102	0	0	1,024	1,126
Swap Agreements	0	2,006	0	0	471	2,477

	$0	$2,108	$0	$(1,207)	$1,495	$2,396

	$0	$3,479	$0	$(1,207)	$159	$2,431

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$244	$244
Futures	0	0	0	0	5,065	5,065
Swap Agreements	0	1,656	0	0	(9,610)	(7,954)

	$0	$1,656	$0	$0	$(4,301)	$(2,645)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$229	$0	$229
Written Options	0	(64)	0	243	(450)	(271)
Swap Agreements	0	1,763	0	0	1,157	2,920

	$0	$1,699	$0	$472	$707	$2,878

	$0	$3,355	$0	$472	$(3,594)	$233

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,873	$0	$17,873
Corporate Bonds & Notes
Banking & Finance	0	396,756	11,294	408,050
Industrials	0	119,403	0	119,403
Utilities	0	71,835	0	71,835
Municipal Bonds & Notes
New Jersey	0	9,527	0	9,527
Texas	0	419	0	419
U.S. Government Agencies	0	52,367	2	52,369
U.S. Treasury Obligations	0	152,528	0	152,528
Mortgage-Backed Securities	0	160,811	1,763	162,574
Asset-Backed Securities	0	144,863	2,679	147,542
Sovereign Issues	0	432,554	0	432,554
Short-Term Instruments
Certificates of Deposit	0	58,409	0	58,409
Commercial Paper	0	80,676	0	80,676
Repurchase Agreements	0	89,579	0	89,579
Short-Term Notes	0	4,300	0	4,300
U.S. Treasury Bills	0	3,008	0	3,008
	$0	$1,794,908	$15,738	$1,810,646

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$591,462	$0	$0	$591,462

Total Investments	$591,462	$1,794,908	$15,738	$2,402,108

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,161)	$0	$(5,161)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	774	159	0	933
Over the counter	0	7,225	0	7,225
	$774	$7,384	$0	$8,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(626)	0	(626)
Over the counter	0	(4,700)	0	(4,700)
	$0	$(5,326)	$0	$(5,326)

Totals	$592,236	$1,791,805	$15,738	$2,399,779

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

24	PIMCO VARIABLE INSURANCE TRUST

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significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

26	PIMCO VARIABLE INSURANCE TRUST

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value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$1	$0	$0	$0	$0	$1	$0	$0

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$328,934	$754,379	$(492,000)	$(92)	$240	$591,461	$678	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value

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Notes to Financial Statements (Cont.)

amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

30	PIMCO VARIABLE INSURANCE TRUST

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Foreign Currency Options The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. obligations involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. obligations to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. obligations as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions— which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of

34	PIMCO VARIABLE INSURANCE TRUST

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forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,261	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,770,271	$2,527,324	$569,720	$209,849

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June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	72	$769	861	$9,229
Administrative Class	23,029	245,437	31,755	338,673
Advisor Class	5,757	61,310	19,839	211,059
Issued as reinvestment of distributions
Institutional Class	31	333	87	930
Administrative Class	712	7,592	2,052	21,881
Advisor Class	263	2,806	730	7,780
Cost of shares redeemed
Institutional Class	(63)	(667)	(452)	(4,849)
Administrative Class	(15,558)	(165,822)	(33,165)	(353,085)
Advisor Class	(4,025)	(42,891)	(11,826)	(125,522)
Net increase (decrease) resulting from Portfolio share transactions	10,218	$108,867	9,881	$106,096

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 40% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of

June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$2,391,718	$20,591	$(10,201)	$10,390

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

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Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NMO	National Bank of Canada
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	UAG	UBS AG Stamford
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT47SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Low Duration Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or

4	PIMCO VARIABLE INSURANCE TRUST

any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	34.4%
Corporate Bonds & Notes	25.0%
Sovereign Issues	18.0%
Mortgage-Backed Securities	6.8%
U.S. Treasury Obligations	6.4%
Asset-Backed Securities	6.1%
Other	3.3%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO Low Duration Portfolio Advisor Class	1.20%	2.61%	3.77%	4.36%
The BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.41%	0.76%	1.18%	2.80%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,012.00	$1,021.08
Expenses Paid During Period†	$3.74	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) benefited performance as U.S. yields fell during the reporting period.

»	Exposure to Italian and Spanish duration benefited performance as bond yields in both countries decreased during the reporting period.

»	Exposure to investment grade credit benefited performance as credit spreads narrowed during the reporting period.

»	Exposure to high yield credit benefited performance as high yield credit spreads narrowed during the reporting period.

»	Exposure to non-Agency residential mortgage-backed securities (“RMBS”) benefited performance as prices on these securities generally increased during the reporting period.

»	Short exposure to the Japanese yen detracted from performance as the Japanese yen appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.61		$10.78	$10.38	$10.44	$10.11	$9.68
Net investment income (a)	0.04		0.07	0.13	0.13	0.13	0.22
Net realized/unrealized gain (loss)	0.09		(0.10)	0.46	(0.02)	0.39	1.03
Total income (loss) from investment operations	0.13		(0.03)	0.59	0.11	0.52	1.25
Dividends from net investment income	(0.05)		(0.14)	(0.19)	(0.17)	(0.16)	(0.35)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.03)	(0.47)
Total distributions	(0.05)		(0.14)	(0.19)	(0.17)	(0.19)	(0.82)
Net asset value end of year or period	$10.69		$10.61	$10.78	$10.38	$10.44	$10.11
Total return	1.20%		(0.23)%	5.75%	1.01%	5.18%	13.21%
Net assets end of year or period (000s)	$642,886		$617,374	$532,901	$388,854	$279,176	$186,668
Ratio of expenses to average net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.69	%*	0.69%	1.18%	1.27%	1.23%	2.08%
Portfolio turnover rate	144	%**	316%**	647%**	456%**	351%**	662%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$1,810,646
Investments in Affiliates	591,462
Financial Derivative Instruments
Exchange-traded or centrally cleared	933
Over the counter	7,225
Cash	204
Deposits with counterparty	7,921
Foreign currency, at value	1,472
Receivable for investments sold	5,219
Receivable for Portfolio shares sold	15,092
Interest and dividends receivable	10,514
Dividends receivable from Affiliates	135
2,450,823

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$5,161
Financial Derivative Instruments
Exchange-traded or centrally cleared	626
Over the counter	4,700
Payable for investments purchased	122,034
Payable for investments in Affiliates purchased	135
Deposits from counterparty	6,415
Payable for Portfolio shares redeemed	388
Accrued investment advisory fees	456
Accrued supervisory and administrative fees	456
Accrued distribution fees	128
Accrued servicing fees	190
140,689

Net Assets	$2,310,134

Net Assets Consist of:
Paid in capital	$2,293,035
Undistributed net investment income	15,760
Accumulated net realized (loss)	(10,897)
Net unrealized appreciation	12,236
$2,310,134

Net Assets:
Institutional Class	$59,455
Administrative Class	1,607,793
Advisor Class	642,886

Shares Issued and Outstanding:
Institutional Class	5,564
Administrative Class	150,466
Advisor Class	60,165

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.69
Administrative Class	10.69
Advisor Class	10.69

Cost of Investments in Securities	$1,799,236
Cost of Investments in Affiliates	$591,420
Cost of Foreign Currency Held	$1,461
Proceeds Received on Short Sales	$5,137
Cost or Premiums of Financial Derivative Instruments, net	$3,278

* Includes repurchase agreements of:	$89,579

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$15,175
Dividends	53
Dividends from Investments in Affiliates	678
Total Income	15,906

Expenses:
Investment advisory fees	2,758
Supervisory and administrative fees	2,758
Servicing fees - Administrative Class	1,142
Distribution and/or servicing fees - Advisor Class	781
Trustee fees	9
Interest expense	2
Total Expenses	7,450

Net Investment Income	8,456

Net Realized Gain (Loss):
Investments in securities	4,438
Investments in Affiliates	(92)
Exchange-traded or centrally cleared financial derivative instruments	35
Over the counter financial derivative instruments	2,396
Foreign currency	447
Net Realized Gain	7,224

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	9,774
Investments in Affiliates	240
Exchange-traded or centrally cleared financial derivative instruments	(2,645)
Over the counter financial derivative instruments	2,878
Foreign currency assets and liabilities	(1)
Net Change in Unrealized Appreciation	10,246
Net Gain	17,470

Net Increase in Net Assets Resulting from Operations	$25,926

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$8,456	$16,469
Net realized gain	7,224	7,475
Net change in unrealized appreciation (depreciation)	10,246	(27,559)
Net increase (decrease) resulting from operations	25,926	(3,615)

Distributions to Shareholders:
From net investment income
Institutional Class	(333)	(930)
Administrative Class	(7,592)	(21,881)
Advisor Class	(2,806)	(7,780)

Total Distributions	(10,731)	(30,591)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	108,867	106,096

Total Increase in Net Assets	124,062	71,890

Net Assets:
Beginning of period	2,186,072	2,114,182
End of period*	$2,310,134	$2,186,072

* Including undistributed net investment income of:	$15,760	$18,035

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.4%

BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		$17,721	$17,873

Total Bank Loan Obligations (Cost $17,683)			17,873

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 17.7%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		3,800	3,828
Ally Financial, Inc.
2.427% due 12/01/2014		1,000	1,004
2.750% due 01/30/2017		1,100	1,115
3.125% due 01/15/2016		300	309
3.500% due 07/18/2016		800	827
4.625% due 06/26/2015		2,300	2,378
6.750% due 12/01/2014		4,800	4,915
8.300% due 02/12/2015		2,700	2,818
Banco do Brasil S.A.
4.500% due 01/22/2015		600	612
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,652
Banco Popolare
3.500% due 03/14/2019	EUR	9,700	13,768
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$300	321
Banco Santander Chile
3.750% due 09/22/2015		2,900	2,990
Bank of America Corp.
0.991% due 09/15/2026		900	809
1.500% due 10/09/2015		1,800	1,817
4.500% due 04/01/2015		2,400	2,472
5.000% due 01/15/2015		1,300	1,331
5.650% due 05/01/2018		2,300	2,608
6.500% due 08/01/2016		6,500	7,208
Bank of America N.A.
0.531% due 06/15/2017		23,900	23,641
0.695% due 11/14/2016		3,900	3,910
Bank of Montreal
1.950% due 01/30/2018		3,100	3,181
Bankia S.A.
0.532% due 01/25/2016	EUR	2,000	2,709
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		$2,500	2,614
Bear Stearns Cos. LLC
5.700% due 11/15/2014		4,700	4,791
CIT Group, Inc.
4.750% due 02/15/2015		8,800	8,992
Citigroup, Inc.
1.189% due 07/25/2016		15,400	15,575
5.000% due 09/15/2014		700	706
Commonwealth Bank of Australia
1.031% due 09/18/2015		1,900	1,917
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		11,300	11,294
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,620
2.000% due 09/15/2015		$400	401
2.375% due 05/25/2016		4,200	4,210
5.500% due 06/26/2017		1,200	1,290
Export-Import Bank of Korea
0.977% due 01/14/2017		3,600	3,627
1.250% due 11/20/2015		8,700	8,754
2.030% due 03/21/2015		8,400	8,476

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FCE Bank PLC
1.875% due 05/12/2016	EUR	600	$840
4.750% due 01/19/2015		400	560
First Horizon National Corp.
5.375% due 12/15/2015		$900	952
Ford Motor Credit Co. LLC
0.675% due 11/08/2016		7,500	7,501
1.006% due 01/17/2017		1,800	1,814
1.329% due 08/28/2014		2,300	2,304
1.700% due 05/09/2016		2,100	2,128
2.750% due 05/15/2015		3,600	3,670
3.000% due 06/12/2017		2,700	2,818
3.875% due 01/15/2015		10,500	10,689
5.625% due 09/15/2015		1,600	1,693
7.000% due 04/15/2015		900	945
8.000% due 12/15/2016		2,600	3,023
8.700% due 10/01/2014		900	919
General Electric Capital Corp.
0.457% due 01/14/2016		3,900	3,906
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		10,700	10,823
HSBC Finance Corp.
0.657% due 06/01/2016		700	701
HSBC USA, Inc.
2.375% due 02/13/2015		800	810
Industrial Bank of Korea
2.375% due 07/17/2017		1,100	1,125
3.750% due 09/29/2016		2,200	2,331
International Lease Finance Corp.
5.750% due 05/15/2016		900	966
6.500% due 09/01/2014		11,200	11,298
8.625% due 09/15/2015		500	543
Intesa Sanpaolo SpA
3.125% due 01/15/2016		9,645	9,917
JPMorgan Chase & Co.
1.054% due 05/30/2017	GBP	6,300	10,644
1.281% due 03/20/2015		$9,800	9,865
1.355% due 09/22/2015		5,800	5,865
3.150% due 07/05/2016		1,800	1,877
3.400% due 06/24/2015		3,500	3,602
3.700% due 01/20/2015		14,700	14,962
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	2,400	3,278
6.000% due 10/01/2017		$1,000	1,137
Korea Development Bank
3.250% due 03/09/2016		5,300	5,505
Metropolitan Life Global Funding
0.607% due 04/10/2017		7,300	7,321
1.300% due 04/10/2017		3,600	3,610
Morgan Stanley
0.706% due 10/15/2015		2,600	2,606
4.100% due 01/26/2015		16,700	17,047
National Bank of Canada
1.500% due 06/26/2015		1,600	1,619
Nordea Bank AB
0.590% due 04/04/2017		4,900	4,910
Pacific Life Global Funding CPI Linked Bond
4.247% due 06/02/2018		3,500	3,495
Prudential Covered Trust
2.997% due 09/30/2015		2,640	2,705
Qatari Diar Finance Co.
3.500% due 07/21/2015		4,300	4,420
RCI Banque S.A.
5.625% due 10/05/2015	EUR	700	1,017
Shinhan Bank
0.880% due 04/08/2017		$3,600	3,613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
3.875% due 09/10/2015		$3,848	$3,944
5.000% due 04/15/2015		1,200	1,236
6.000% due 01/25/2017		1,000	1,090
6.250% due 01/25/2016		13,765	14,677
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,403
Union Bank N.A.
0.624% due 05/05/2017		6,600	6,601
0.984% due 09/26/2016		3,700	3,739
Wachovia Corp.
0.596% due 10/15/2016		5,000	4,994
Wells Fargo & Co.
0.428% due 10/28/2015		4,500	4,502

			408,050

INDUSTRIALS 5.2%
AbbVie, Inc.
0.983% due 11/06/2015		3,715	3,747
Amgen, Inc.
1.875% due 11/15/2014		2,100	2,112
2.500% due 11/15/2016		2,400	2,487
Apple, Inc.
0.473% due 05/03/2018		1,400	1,401
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		1,100	1,103
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,409
Comcast Corp.
5.700% due 07/01/2019		700	821
5.900% due 03/15/2016		4,550	4,955
Daimler Finance North America LLC
0.580% due 03/10/2017		8,800	8,815
0.829% due 01/09/2015		7,890	7,909
1.250% due 01/11/2016		2,740	2,765
1.875% due 09/15/2014		1,675	1,680
2.300% due 01/09/2015		200	202
DISH DBS Corp.
6.625% due 10/01/2014		2,900	2,940
7.125% due 02/01/2016		1,800	1,951
7.750% due 05/31/2015		1,500	1,593
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,750
General Electric Co.
0.850% due 10/09/2015		2,200	2,211
General Mills, Inc.
0.527% due 01/29/2016		8,900	8,926
HCA, Inc.
6.375% due 01/15/2015		1,300	1,334
Imperial Tobacco Finance PLC
7.250% due 09/15/2014	EUR	4,600	6,371
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$3,880	3,921
Kroger Co.
0.756% due 10/17/2016		5,600	5,616
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		1,400	1,595
MGM Resorts International
6.625% due 07/15/2015		1,000	1,052
6.875% due 04/01/2016		500	546
7.500% due 06/01/2016		1,700	1,881
7.625% due 01/15/2017		500	566
10.000% due 11/01/2016		400	475
NBCUniversal Enterprise, Inc.
0.763% due 04/15/2016		100	101

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		$700	$702
PepsiCo, Inc.
0.750% due 03/05/2015		1,600	1,605
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,188
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	1,300	2,428
6.421% due 06/20/2016		$1,600	1,762
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		6,600	6,613
Total Capital Canada Ltd.
0.606% due 01/15/2016		3,814	3,833
Viacom, Inc.
1.250% due 02/27/2015		3,000	3,017
Volkswagen International Finance NV
0.829% due 11/20/2014		9,000	9,020

			119,403

UTILITIES 3.1%
AT&T, Inc.
0.654% due 03/30/2017		6,800	6,818
2.950% due 05/15/2016		900	936
BP Capital Markets PLC
4.500% due 10/01/2020		500	554
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	780
Consumers Energy Co.
6.700% due 09/15/2019		200	243
Dayton Power & Light Co.
1.875% due 09/15/2016		1,000	1,017
Electricite de France
6.500% due 01/26/2019		100	119
Enel Finance International NV
3.875% due 10/07/2014		2,000	2,016
KT Corp.
1.750% due 04/22/2017		3,700	3,713
Orange S.A.
2.750% due 09/14/2016		2,500	2,595
Petrobras Global Finance BV
1.849% due 05/20/2016		7,500	7,528
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,417
Rosneft Finance S.A.
7.500% due 07/18/2016		400	440
Sprint Communications, Inc.
9.125% due 03/01/2017		700	822
Verizon Communications, Inc.
1.761% due 09/15/2016		26,194	26,930
1.981% due 09/14/2018		800	845
2.500% due 09/15/2016		12,600	12,993
3.650% due 09/14/2018		1,000	1,069

			71,835

Total Corporate Bonds & Notes (Cost $593,675)			599,288

MUNICIPAL BONDS & NOTES 0.4%

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016		9,525	9,527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.333% due 04/01/2040	$413	$419

Total Municipal Bonds & Notes (Cost $9,948)		9,946

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.212% due 12/25/2036 - 07/25/2037	739	722
0.462% due 04/25/2037	406	405
0.500% due 03/25/2044	111	111
0.502% due 07/25/2037 - 09/25/2042	1,479	1,474
0.652% due 12/25/2022	73	73
0.892% due 03/25/2040	3,061	3,106
0.952% due 04/25/2023	80	81
1.000% due 01/25/2043	728	681
1.002% due 02/25/2023	4	4
1.052% due 05/25/2022	9	9
1.054% due 06/17/2027	39	40
1.324% due 07/01/2042 - 06/01/2043	398	410
1.374% due 09/01/2041	265	277
1.524% due 09/01/2040	1	1
1.979% due 11/01/2035	69	73
2.167% due 09/01/2035	426	454
2.289% due 07/01/2035	74	78
4.376% due 12/01/2036	25	26
4.500% due 03/01/2018 - 04/01/2042	8,388	8,944
4.508% due 09/01/2034	16	17
5.000% due 05/01/2027 - 12/01/2038	366	407
5.500% due 12/01/2027 - 03/01/2040	2,582	2,896
5.913% due 12/25/2042	10	11
6.000% due 03/01/2017 - 01/01/2039	5,768	6,507
6.500% due 04/01/2036	169	191
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	2,176	2,261
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.192% due 12/25/2036	1,048	1,044
0.302% due 07/15/2019 - 08/15/2019	983	984
0.412% due 08/25/2031	163	159
0.452% due 05/15/2036	419	418
0.552% due 06/15/2018	21	21
1.319% due 02/25/2045	334	341
2.000% due 11/15/2026	14,457	14,645
2.403% due 09/01/2035	455	486
2.418% due 07/01/2035	169	180
5.000% due 05/01/2024 - 12/01/2041	998	1,109
5.500% due 12/01/2022 - 08/15/2030	2	2
6.000% due 09/01/2016 - 03/01/2038	519	585
6.500% due 07/25/2043	69	78
Ginnie Mae
1.940% due 02/20/2041	1,708	1,725
6.000% due 09/15/2017	669	702

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.600% due 09/01/2028	$567	$629

Total U.S. Government Agencies (Cost $51,450)		52,369

U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018	513	530
0.125% due 04/15/2019	101	104
0.125% due 07/15/2022	78,444	78,965
0.625% due 07/15/2021	12,095	12,742
1.125% due 01/15/2021	10,294	11,153
1.250% due 07/15/2020	12,282	13,464
1.375% due 01/15/2020	3,069	3,367
2.000% due 07/15/2014 (g)(i)	17,857	17,899
U.S. Treasury Notes
0.109% due 04/30/2016 (i)	14,300	14,304

Total U.S. Treasury Obligations (Cost $158,941)		152,528

MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035	1,187	1,087
American Home Mortgage Investment Trust
2.173% due 10/25/2034	331	334
2.322% due 02/25/2045	187	189
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	112	113
5.730% due 04/10/2049	2,547	2,783
Banc of America Funding Corp.
0.432% due 07/25/2037	1,379	1,208
2.938% due 01/20/2047 ^	564	442
Banc of America Mortgage Trust
2.512% due 07/25/2034	906	919
2.719% due 05/25/2033	526	530
2.843% due 08/25/2034	2,950	2,969
6.500% due 10/25/2031	9	10
BCAP LLC Trust
0.322% due 09/26/2035	703	694
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 04/25/2033	7	7
2.250% due 08/25/2035	1,481	1,507
2.504% due 04/25/2033	6	6
2.528% due 03/25/2035	1,737	1,766
2.564% due 01/25/2035	211	210
2.667% due 02/25/2033	1	1
2.685% due 08/25/2035 ^	434	383
2.737% due 01/25/2034	27	28
2.757% due 07/25/2034	388	388
5.066% due 01/25/2035	4,938	5,004
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	543	504
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	385	416
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	1,189	995
2.488% due 12/26/2046	645	453
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035	85	77
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035	207	204
2.610% due 08/25/2035	921	525
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	16,194	17,414
5.481% due 01/15/2046	3,595	3,804

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.332% due 05/25/2047		$645	$561
6.000% due 10/25/2033		14	15
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036		616	536
2.465% due 02/20/2035		1,200	1,194
2.498% due 11/25/2034		738	699
2.524% due 11/20/2034		1,481	1,433
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,668	3,984
5.448% due 01/15/2049		10	10
5.858% due 03/15/2039		14,338	15,320
5.982% due 06/15/2038		1,348	1,441
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.653% due 09/27/2036		5,459	5,505
2.659% due 09/26/2047		693	688
DBRR Trust
0.853% due 02/25/2045		1,763	1,763
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		680	692
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	2,013	3,443
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		$1,731	1,709
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		485	461
2.625% due 02/25/2035		2,634	2,655
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		7,299	8,017
GMAC Mortgage Corp. Loan Trust
2.697% due 11/19/2035		279	269
Granite Master Issuer PLC
0.293% due 12/20/2054		3,221	3,196
0.353% due 12/20/2054		501	498
0.814% due 12/20/2054	GBP	522	891
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	83	113
0.908% due 01/20/2044	GBP	72	123
0.934% due 09/20/2044		511	873
Great Hall Mortgages PLC
0.361% due 06/18/2039		$1,571	1,499
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		1,365	1,348
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	202
5.444% due 03/10/2039		1,900	2,075
GSR Mortgage Loan Trust
2.657% due 09/25/2035		973	984
2.696% due 09/25/2034		182	174
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		138	122
2.564% due 07/19/2035		741	697
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	1,873	3,127
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	445	610
Impac CMB Trust
1.152% due 07/25/2033		$203	190
IndyMac Mortgage Loan Trust
2.509% due 12/25/2034		372	348
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		745	745
5.257% due 05/15/2047		7,221	7,669
5.397% due 05/15/2045		2,367	2,559

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.420% due 01/15/2049		$569	$622
5.708% due 03/18/2051		2,385	2,560
5.882% due 02/15/2051		1,300	1,442
JPMorgan Mortgage Trust
2.952% due 02/25/2035		120	119
5.750% due 01/25/2036 ^		35	33
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		1,436	1,555
MASTR Asset Securitization Trust
5.500% due 09/25/2033		10	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.632% due 06/15/2030		132	131
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		420	388
0.402% due 11/25/2035		299	292
1.151% due 10/25/2035		203	195
1.959% due 01/25/2029		11	11
2.400% due 10/25/2035		701	713
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,968
Morgan Stanley Capital Trust
5.598% due 03/12/2044		2,120	2,231
Prime Mortgage Trust
0.552% due 02/25/2034		12	12
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^		1,172	991
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		22	24
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		340	277
2.467% due 02/25/2034		406	413
2.472% due 08/25/2034		613	606
2.518% due 08/25/2035		339	320
Structured Asset Mortgage Investments Trust
0.432% due 02/25/2036		195	157
0.815% due 09/19/2032		5	5
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		210	200
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	1,392	1,881
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$855	850
0.292% due 06/15/2020		6,300	6,196
5.421% due 04/15/2047		146	146
5.749% due 07/15/2045		1,201	1,304
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045		161	154
0.492% due 01/25/2045		1,170	1,100
0.853% due 01/25/2047		398	374
1.323% due 11/25/2042		62	61
1.523% due 06/25/2042		40	38
1.523% due 08/25/2042		161	155
1.932% due 02/27/2034		23	23
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041		21	21
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2035		430	443
2.613% due 03/25/2036		518	520
2.615% due 12/25/2034		462	474
2.615% due 01/25/2035		587	591
2.617% due 09/25/2034		8,325	8,558

Total Mortgage-Backed Securities (Cost $160,633)			162,574

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.4%
ACA CLO Ltd.
0.479% due 07/25/2018		$2,056	$2,053
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036		119	43
Aimco CLO
0.478% due 10/20/2019		2,246	2,234
ALM Ltd.
1.466% due 07/18/2022		1,100	1,099
American Money Management Corp. CLO Ltd.
0.478% due 12/19/2019		952	952
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 09/25/2035		7,100	6,209
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		13	12
Apidos CDO Ltd.
0.488% due 07/27/2017		22	22
Ares VIR CLO Ltd.
0.650% due 03/12/2018		6,000	5,949
Asset-Backed Funding Certificates Trust
0.827% due 06/25/2035		10,799	9,730
Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034		143	142
1.802% due 03/15/2032		138	132
Avenue CLO Ltd.
0.488% due 07/20/2018		337	337
Avoca CLO PLC
0.600% due 01/16/2023	EUR	1,355	1,842
Bacchus Ltd.
0.468% due 01/20/2019		$2,210	2,208
Bear Stearns Asset-Backed Securities Trust
1.152% due 10/25/2037		2,578	2,412
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	2,752	3,721
Carlyle High Yield Partners Ltd.
0.453% due 04/19/2022		$984	963
Citibank Omni Master Trust
2.902% due 08/15/2018		1,500	1,505
Citigroup Mortgage Loan Trust, Inc.
0.632% due 09/25/2035 ^		6,200	5,523
Cougar CLO PLC
0.639% due 07/15/2020	EUR	3,910	5,365
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036		$4,783	4,661
0.410% due 05/25/2036		445	445
0.632% due 12/25/2031		35	26
0.852% due 12/25/2033		2,102	1,963
0.952% due 03/25/2033		1,482	1,373
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		8	8
Duane Street CLO Ltd.
0.455% due 11/14/2021		832	820
Educational Services of America, Inc.
1.302% due 09/25/2040		2,633	2,679
Equity One Mortgage Pass-Through Trust
0.712% due 11/25/2032		6	6
First Franklin Mortgage Loan Trust
0.632% due 05/25/2035		300	278
Four Corners CLO Ltd.
0.504% due 01/26/2020		2,075	2,065
Franklin CLO Ltd.
0.491% due 06/15/2018		3,099	3,077
Galaxy CLO Ltd.
1.519% due 08/20/2022		1,100	1,095

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		$17	$8
Goldentree Loan Opportunities Ltd.
0.923% due 10/18/2021		1,215	1,213
Gulf Stream Compass CLO Ltd.
0.489% due 01/24/2020		563	564
HSBC Home Equity Loan Trust
0.443% due 01/20/2034		902	899
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	1,596	2,166
JPMorgan Mortgage Acquisition Corp.
0.332% due 02/25/2036		$902	865
0.382% due 05/25/2035		10,117	9,852
Jubilee CDO BV
0.626% due 08/21/2021	EUR	812	1,100
Landmark CDO Ltd.
0.501% due 07/15/2018		$1,079	1,080
Leopard CLO BV
0.677% due 04/21/2020	EUR	142	194
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		$34	31
Madison Park Funding Ltd.
1.481% due 06/15/2022		800	798
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		771	778
Mercator CLO PLC
0.556% due 02/18/2024	EUR	1,276	1,729
Merrill Lynch Mortgage Investors Trust
0.352% due 08/25/2036		$717	703
0.442% due 08/25/2036		700	637
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		227	227
MT Wilson CLO Ltd.
0.458% due 07/11/2020		2,451	2,445
Nob Hill CLO Ltd.
0.474% due 08/15/2018		1,064	1,062
Oak Hill Credit Partners Ltd.
0.476% due 05/17/2021		2,108	2,104
OCI Euro Fund BV
0.597% due 08/15/2024	EUR	2,700	3,604
Octagon Investment Partners Ltd.
0.466% due 04/23/2020		$3,162	3,142
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.432% due 12/25/2035		909	822
0.462% due 04/25/2035		3,220	3,191
Pacifica CDO Corp.
0.488% due 01/26/2020		797	795
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		1,681	1,706
Prospero CLO BV
0.567% due 10/20/2022	EUR	1,426	1,930
RAAC Trust
0.632% due 03/25/2037		$900	870
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033		4,237	4,127
Residential Asset Securities Corp. Trust
0.472% due 01/25/2036		6,300	6,061
SLC Student Loan Trust
0.304% due 11/15/2021		282	281
SLM Private Education Loan Trust
0.902% due 10/16/2023		2,146	2,156
1.202% due 06/15/2023		2,490	2,505
1.252% due 12/15/2021		764	767
SLM Student Loan Trust
0.411% due 03/15/2024		1,806	1,792
0.421% due 12/15/2023		900	890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.729% due 04/25/2023		$652	$675
South Carolina Student Loan Corp.
0.977% due 03/02/2020		2,000	2,013
Specialty Underwriting & Residential Finance Trust
0.542% due 12/25/2036		4,800	3,840
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		461	462
Stone Tower CLO Ltd.
0.456% due 04/17/2021		2,000	1,966
Structured Asset Investment Loan Trust
0.512% due 10/25/2035		488	474
0.857% due 03/25/2034		681	631
1.127% due 10/25/2033		1,362	1,305
Titrisocram
1.013% due 05/25/2020	EUR	5	6
Wells Fargo Home Equity Asset-Backed Securities Trust
0.412% due 05/25/2036		$1,100	970
Wood Street CLO BV
0.657% due 11/22/2021	EUR	852	1,157

Total Asset-Backed Securities (Cost $142,972)			147,542

SOVEREIGN ISSUES 18.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	4,110
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,834
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	14,000	5,853
0.000% due 07/01/2015		18,000	7,334
0.000% due 01/01/2017		13,000	4,466
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,147
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	73,400	101,401
2.250% due 05/15/2016		32,500	45,870
2.750% due 12/01/2015		1,900	2,685
3.000% due 06/15/2015		9,600	13,473
3.000% due 11/01/2015		4,700	6,651
3.750% due 08/01/2015		26,600	37,716
3.750% due 04/15/2016		2,400	3,472
3.750% due 08/01/2016		3,000	4,373
4.500% due 07/15/2015		33,700	48,099
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		2,100	2,864
Italy Certificati di Credito Del Tesoro
0.000% due 04/29/2016		1,700	2,301
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	3,079	269
5.000% due 06/16/2016 (c)		6,670	565
Province of Ontario
0.950% due 05/26/2015		$13,900	13,994
1.000% due 07/22/2016		2,800	2,820
1.100% due 10/25/2017		13,600	13,549
4.300% due 03/08/2017	CAD	1,300	1,310
Republic of Korea
4.875% due 09/22/2014		$600	606
Spain Government International Bond
3.000% due 04/30/2015	EUR	4,700	6,583
3.150% due 01/31/2016		5,800	8,286
3.250% due 04/30/2016		600	863
3.300% due 07/30/2016		2,500	3,620
3.750% due 10/31/2015		15,100	21,611
4.000% due 07/30/2015		36,400	51,829

Total Sovereign Issues (Cost $428,564)			432,554

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	$0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.2%

CERTIFICATES OF DEPOSIT 2.5%
Credit Suisse
0.465% due 03/17/2015		$1,400	1,400
Intesa Sanpaolo SpA
1.608% due 04/11/2016		14,600	14,742
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		20,000	19,927
1.601% due 06/21/2016		2,200	2,200
Royal Bank of Canada
1.370% due 05/07/2015	CAD	21,500	20,140

			58,409

COMMERCIAL PAPER 3.5%
Ford Motor Credit Co.
0.880% due 07/14/2014		$2,000	1,999
0.900% due 07/01/2014		800	800
0.900% due 08/05/2014		2,000	1,998
0.900% due 09/16/2014		6,800	6,793
Glencore Funding LLC
0.450% due 08/25/2014		8,900	8,894
0.600% due 09/09/2014		16,200	16,191
Noble Corp.
0.425% due 07/28/2014		26,100	26,092
Vodafone Group PLC
0.600% due 06/29/2015		18,000	17,909

			80,676

REPURCHASE AGREEMENTS (d) 3.9%
			89,579

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		4,300	4,300

U.S. TREASURY BILLS 0.1%
0.039% due 10/23/2014 - 11/06/2014 (b)(e)(g)		3,008	3,008

Total Short-Term Instruments (Cost $235,370)			235,972

Total Investments in Securities (Cost $1,799,236)			1,810,646

		SHARES
INVESTMENTS IN AFFILIATES 25.6%

SHORT-TERM INSTRUMENTS 25.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.6%
PIMCO Short-Term Floating NAV Portfolio		109	1

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio III	59,193,411	$591,461

Total Short-Term Instruments (Cost $591,420)		591,462

Total Investments in Affiliates (Cost $591,420)		591,462

Total Investments 104.0% (Cost $2,390,656)		$2,402,108

Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $3,278)		2,832

Other Assets and Liabilities, net (4.1%)		(94,806)

Net Assets 100.0%		$2,310,134

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.130%	06/30/2014	07/01/2014	$17,400	U.S. Treasury Notes 2.000% due 02/28/2021	$(17,755)	$17,400	$17,400
BOS	0.140%	06/30/2014	07/01/2014	6,600	U.S. Treasury Notes 1.625% due 06/30/2019	(6,734)	6,600	6,600
JPS	0.200%	06/30/2014	07/01/2014	6,000	Federal Home Loan Bank 0.420% due 06/06/2016	(6,129)	6,000	6,000
NMO	0.150%	06/30/2014	07/01/2014	56,500	U.S. Treasury Bills 0.047% due 12/18/2014	(6,633)	56,500	56,500
					U.S. Treasury Notes 3.250% due 12/31/2016	(51,811)
SSB	0.000%	06/30/2014	07/01/2014	3,079	Freddie Mac 2.000% due 01/30/2023	(3,141)	3,079	3,079

Total Repurchase Agreements						$(92,203)	$89,579	$89,579

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $25,106 at a weighted average interest rate of (0.759%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BPG	Freddie Mac	5.000%	07/01/2044	$500	$(549)	$(553)
FOB	Fannie Mae	5.000%	07/01/2044	100	(110)	(111)
	Fannie Mae	6.000%	07/01/2044	3,000	(3,367)	(3,378)
GSC	Fannie Mae	5.500%	07/01/2044	1,000	(1,111)	(1,119)

Total Short Sales					$(5,137)	$(5,161)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(e)	Securities with an aggregate market value of $10 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BCY	$17,400	$0	$0	$0	$17,400	$(17,755)	$(355)
BOS	6,600	0	0	0	6,600	(6,734)	(134)
JPS	6,000	0	0	0	6,000	(6,129)	(129)
NMO	56,500	0	0	0	56,500	(58,444)	(1,944)
SSB	3,079	0	0	0	3,079	(3,141)	(62)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(553)	(553)	0	(553)
FOB	0	0	0	(3,489)	(3,489)	10	(3,479)
GSC	0	0	0	(1,119)	(1,119)	0	(1,119)

Total Borrowings and Other Financing Transactions	$89,579	$0	$0	$(5,161)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	7,254	$933	$363	$0
90-Day Eurodollar December Futures	Long	12/2016	28	6	1	0
90-Day Eurodollar June Futures	Long	06/2016	227	113	11	0
90-Day Eurodollar March Futures	Long	03/2016	1,054	264	66	0
90-Day Eurodollar September Futures	Long	09/2015	5,462	2,988	205	0
90-Day Eurodollar September Futures	Long	09/2016	97	12	5	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,746	(203)	123	0

Total Futures Contracts				$4,113	$774	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
General Electric Capital Corp.	1.000%	06/20/2016	0.296%	$4,700	$71	$1	$0	$(1)
General Electric Capital Corp.	1.000%	06/20/2017	0.332%	1,900	41	3	0	0

					$112	$4	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$	62,667	$5,523	$1,096	$0	$(87)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		84,500	1,694	361	0	(38)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	15,750	403	195	0	(23)

					$7,620	$1,652	$0	$(148)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	343,100	$2,968	$517	$44	$0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		10,000	95	79	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,300	1,324	587	0	(66)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		69,100	(2,728)	(5,473)	0	(411)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	129,000	385	45	103	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		360,000	11	11	11	0

						$2,055	$(4,234)	$159	$(477)

Total Swap Agreements						$9,787	$(2,578)	$159	$(626)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $16,529 and cash of $7,921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$774	$159	$933	$0	$0	$(626)	$(626)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	08/2014	$	2,952	EUR	2,170	$20	$0

BOA	07/2014	BRL	450	$	204	1	0
	07/2014	$	200	BRL	450	3	0
	08/2014	EUR	241,625	$	328,776	0	(2,144)
	05/2015	CAD	21,211		19,324	0	(404)

BPS	07/2014	BRL	1,820		818	0	(6)
	07/2014	$	818	BRL	1,820	6	(1)
	08/2014	EUR	2,524	$	3,422	0	(35)
	08/2014	$	811	BRL	1,820	5	0
	07/2015	BRL	314	$	130	1	0

BRC	07/2014	JPY	134,700		1,321	0	(9)
	08/2014	EUR	585		794	0	(7)
	09/2014	GBP	11,060		18,564	0	(353)

CBK	08/2014	BRL	16,210		7,302	34	0
	08/2014	EUR	9,156		12,485	1	(56)

DUB	08/2014	$	1,355	BRL	3,007	0	(7)
	07/2015	BRL	3,279	$	1,355	6	0

FBF	09/2014	GBP	1,446		2,427	0	(46)

GLM	08/2014	EUR	2,641		3,575	0	(42)
	08/2014	$	5,946	BRL	13,202	0	(26)
	08/2014		3,464	MXN	45,624	40	0
	09/2014		12,806		167,085	5	(4)
	07/2015	BRL	14,407	$	5,946	20	0

HUS	07/2014	TRY	2,113		997	3	0

JPM	07/2014	BRL	12,310		5,589	18	0
	07/2014	JPY	2,432,729		23,885	0	(128)
	07/2014	$	5,499	BRL	12,310	72	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2014	$	25,280	JPY	2,567,429	$63	$0
	08/2014	BRL	12,310	$	5,449	0	(70)
	08/2014	JPY	2,567,429		25,286	0	(64)
	04/2015	BRL	14,000		5,913	24	0

RBC	09/2014	CAD	1,781		1,638	0	(28)

UAG	07/2014	BRL	12,310		5,468	0	(103)
	07/2014	$	5,585	BRL	12,310	4	(17)

Total Forward Foreign Currency Contracts						$326	$(3,550)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	07/28/2014	$	35,800	$(36)	$(17)
	Put - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600%	07/28/2014		35,800	(215)	(19)

								$(251)	$(36)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$15,100	$(857)	$(614)

Total Written Options						$(1,108)	$(650)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,940	$346,800	EUR	294,800	$(1,880)
Sales	1,816	165,500		0	(2,040)
Closing Buys	0	(3,800)		0	5
Expirations	(3,756)	(372,400)		(147,400)	2,530
Exercised	0	(49,400)		(147,400)	277

Balance at End of Period	0	$86,700	EUR	0	$(1,108)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.143%	$	1,100	$(14)	$31	$17	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		800	(4)	11	7	0
	China Government International Bond	1.000%	06/20/2019	0.724%		2,800	21	17	38	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		700	7	0	7	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		1,000	22	0	22	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		800	7	2	9	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,000	(1)	21	20	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		3,600	(250)	145	0	(105)
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	1,000	(12)	28	16	0

BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	$	5,700	94	3	97	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%	EUR	6,500	(124)	157	33	0

BRC	Bank of America Corp.	1.000%	03/20/2019	0.621%	$	1,300	15	8	23	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		3,700	59	47	106	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		1,000	(29)	43	14	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		5,100	(39)	82	43	0
	China Government International Bond	1.000%	09/20/2015	0.152%		2,400	30	(4)	26	0
	China Government International Bond	1.000%	09/20/2016	0.258%		1,300	18	4	22	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		13,900	81	(20)	61	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		10,000	112	(11)	101	0
	General Motors Co.	5.000%	09/20/2016	0.669%		3,000	302	(8)	294	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		800	(19)	0	0	(19)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Italy Government International Bond	1.000%	06/20/2019	0.919%	$	11,000	$(197)	$243	$46	$0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		7,700	131	(4)	127	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		2,700	20	43	63	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		5,500	(36)	96	60	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		4,300	(7)	100	93	0

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,600	(19)	33	14	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		27,000	(52)	286	234	0
	China Government International Bond	1.000%	03/20/2019	0.676%		1,900	10	19	29	0
	HSBC Bank PLC	1.000%	03/20/2019	0.783%	EUR	3,600	(36)	87	51	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	300	(7)	0	0	(7)
	Italy Government International Bond	1.000%	06/20/2017	0.669%		2,700	16	11	27	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		700	(13)	15	2	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		8,200	(217)	255	38	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		1,000	5	12	17	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,700	(2)	36	34	0

DUB	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		1,100	20	(1)	19	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%		7,300	172	(2)	170	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		1,700	36	13	49	0
	China Government International Bond	1.000%	12/20/2018	0.623%		1,400	18	6	24	0
	China Government International Bond	1.000%	03/20/2019	0.676%		4,100	2	60	62	0
	China Government International Bond	1.000%	06/20/2019	0.724%		2,500	19	15	34	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%		2,300	(186)	207	21	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.230%		1,000	(64)	83	19	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		3,500	37	(2)	35	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.233%		100	(6)	8	2	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		1,600	24	1	25	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.288%		7,100	138	14	152	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		3,500	55	40	95	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	3,400	38	79	117	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	1,500	(34)	(2)	0	(36)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		10,200	(167)	222	55	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		3,900	(72)	88	16	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%		10,000	110	(11)	99	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		3,800	85	(3)	82	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		1,700	29	11	40	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		3,200	(18)	64	46	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		7,900	19	106	125	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		700	3	9	12	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		3,500	66	15	81	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		16,000	326	37	363	0

FBF	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		7,200	103	7	110	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		1,300	(20)	26	6	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		1,900	33	(2)	31	0

GST	Italy Government International Bond	1.000%	06/20/2017	0.669%		400	2	2	4	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		3,800	65	(3)	62	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		1,900	9	24	33	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,000	(10)	18	8	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		1,200	(6)	16	10	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		10,200	(171)	227	56	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		1,700	13	5	18	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		700	4	9	13	0

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%		400	(4)	7	3	0
	China Government International Bond	1.000%	12/20/2018	0.623%		5,800	57	40	97	0
	China Government International Bond	1.000%	06/20/2019	0.724%		4,100	21	34	55	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		9,900	82	0	82	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	2,000	28	41	69	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	600	(14)	0	0	(14)
	MetLife, Inc.	1.000%	06/20/2017	0.284%		2,400	52	0	52	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		800	4	10	14	0
	PSEG Power LLC	1.000%	12/20/2018	0.813%		1,700	11	4	15	0

MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	10,500	116	(2)	114	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	$	400	(2)	6	4	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		200	(1)	4	3	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		5,200	(86)	114	28	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%		7,900	34	(11)	23	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,500	(3)	33	30	0
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	1,100	(13)	31	18	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%	$	500	(5)	9	4	0

							$821	$3,494	$4,496	$(181)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$6,732	$547	$(4)	$543	$0

BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,900	190	(174)	16	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,900	1,032	(833)	199	0

FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	9,206	(46)	13	0	(33)

GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(41)	9	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	193	0	3	3	0

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	678	(542)	136	0

JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	57	(45)	12	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	6	6	0

MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,300	966	(781)	185	0

UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,000	99	(91)	8	0

					$3,573	$(2,489)	$1,117	$(33)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	23,400	$21	$88	$109	$0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		3,000	0	(12)	0	(12)

BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016		20,100	(16)	110	94	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017		9,100	23	(205)	0	(182)

BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	220,000	(2)	142	140	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		2,500	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		54,000	(16)	175	159	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,200	(2)	9	7	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,500	(1)	8	7	0

DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	0	(4)	0	(4)

GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		21,200	(18)	117	99	0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,100	1	(5)	0	(4)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	5,700	(3)	15	12	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,900	(2)	24	22	0

HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		7,500	(5)	18	13	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,300	(7)	243	236	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,700	0	8	8	0

JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	23,400	21	88	109	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	2,500	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,300	0	4	4	0

MYC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	220,000	0	141	141	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		30,000	2	86	88	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,900	(2)	10	8	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,100	(2)	22	20	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,800	2	(85)	0	(83)

							$(8)	$1,008	$1,286	$(286)

Total Swap Agreements							$4,386	$2,013	$6,899	$(500)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $1,413 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$20	$0	$0	$20	$0	$0	$0	$0	$19	$0	$20
BOA	4	0	788	792	(2,548)	(614)	(117)	(3,279)	(2,489)	1,413	(1,074)
BPS	12	0	224	236	(42)	0	(182)	(224)	13	0	12
BRC	0	0	1,613	1,613	(369)	0	(19)	(388)	1,222	(1,350)	(125)
CBK	35	0	446	481	(56)	0	(7)	(63)	421	(635)	(217)
DUB	6	0	1,742	1,748	(7)	0	(40)	(47)	1,702	(2,000)	(299)
FBF	0	0	147	147	(46)	0	(33)	(79)	69	0	68
GLM	65	0	133	198	(72)	0	(4)	(76)	121	(280)	(159)
GST	0	0	111	111	0	0	0	0	112	(180)	(69)
HUS	3	0	498	501	0	0	0	0	501	(480)	21
JPM	177	0	522	699	(262)	0	(14)	(276)	422	(530)	(107)
MYC	0	0	663	663	0	(36)	0	(37)	626	(960)	(334)
RBC	0	0	0	0	(28)	0	0	(28)	(28)	0	(28)
UAG	4	0	12	16	(120)	0	(83)	(203)	(187)	0	(187)

Total Over the Counter	$326	$0	$6,899	$7,225	$(3,550)	$(650)	$(500)	$(4,700)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$774	$774
Swap Agreements	0	0	0	0	159	159

	$0	$0	$0	$0	$933	$933

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$326	$0	$326
Swap Agreements	0	5,613	0	0	1,286	6,899

	$0	$5,613	$0	$326	$1,286	$7,225

	$0	$5,613	$0	$326	$2,219	$8,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$149	$0	$0	$477	$626

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,550	$0	$3,550
Written Options	0	0	0	614	36	650
Swap Agreements	0	214	0	0	286	500

	$0	$214	$0	$4,164	$322	$4,700

	$0	$363	$0	$4,164	$799	$5,326

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,408	$1,408
Futures	0	0	0	0	1,980	1,980
Swap Agreements	0	1,371	0	0	(4,724)	(3,353)

	$0	$1,371	$0	$0	$(1,336)	$35

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,207)	$0	$(1,207)
Written Options	0	102	0	0	1,024	1,126
Swap Agreements	0	2,006	0	0	471	2,477

	$0	$2,108	$0	$(1,207)	$1,495	$2,396

	$0	$3,479	$0	$(1,207)	$159	$2,431

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$244	$244
Futures	0	0	0	0	5,065	5,065
Swap Agreements	0	1,656	0	0	(9,610)	(7,954)

	$0	$1,656	$0	$0	$(4,301)	$(2,645)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$229	$0	$229
Written Options	0	(64)	0	243	(450)	(271)
Swap Agreements	0	1,763	0	0	1,157	2,920

	$0	$1,699	$0	$472	$707	$2,878

	$0	$3,355	$0	$472	$(3,594)	$233

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,873	$0	$17,873
Corporate Bonds & Notes
Banking & Finance	0	396,756	11,294	408,050
Industrials	0	119,403	0	119,403
Utilities	0	71,835	0	71,835
Municipal Bonds & Notes
New Jersey	0	9,527	0	9,527
Texas	0	419	0	419
U.S. Government Agencies	0	52,367	2	52,369
U.S. Treasury Obligations	0	152,528	0	152,528
Mortgage-Backed Securities	0	160,811	1,763	162,574
Asset-Backed Securities	0	144,863	2,679	147,542
Sovereign Issues	0	432,554	0	432,554
Short-Term Instruments
Certificates of Deposit	0	58,409	0	58,409
Commercial Paper	0	80,676	0	80,676
Repurchase Agreements	0	89,579	0	89,579
Short-Term Notes	0	4,300	0	4,300
U.S. Treasury Bills	0	3,008	0	3,008
	$0	$1,794,908	$15,738	$1,810,646

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$591,462	$0	$0	$591,462
Total Investments	$591,462	$1,794,908	$15,738	$2,402,108

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,161)	$0	$(5,161)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	774	159	0	933
Over the counter	0	7,225	0	7,225
	$774	$7,384	$0	$8,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(626)	0	(626)
Over the counter	0	(4,700)	0	(4,700)
	$0	$(5,326)	$0	$(5,326)

Totals	$592,236	$1,791,805	$15,738	$2,399,779

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$1	$0	$0	$0	$0	$1	$0	$0

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$328,934	$754,379	$(492,000)	$(92)	$240	$591,461	$678	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value

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Notes to Financial Statements (Cont.)

amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Foreign Currency Options The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

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Notes to Financial Statements (Cont.)

equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. obligations involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. obligations to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. obligations as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate

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collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions— which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity

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Notes to Financial Statements (Cont.)

securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of

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forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,261	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,770,271	$2,527,324	$569,720	$209,849

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	72	$769	861	$9,229
Administrative Class	23,029	245,437	31,755	338,673
Advisor Class	5,757	61,310	19,839	211,059
Issued as reinvestment of distributions
Institutional Class	31	333	87	930
Administrative Class	712	7,592	2,052	21,881
Advisor Class	263	2,806	730	7,780
Cost of shares redeemed
Institutional Class	(63)	(667)	(452)	(4,849)
Administrative Class	(15,558)	(165,822)	(33,165)	(353,085)
Advisor Class	(4,025)	(42,891)	(11,826)	(125,522)
Net increase (decrease) resulting from Portfolio share transactions	10,218	$108,867	9,881	$106,096

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 40% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of

June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$2,391,718	$20,591	$(10,201)	$10,390

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NMO	National Bank of Canada
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	UAG	UBS AG Stamford
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT49SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Low Duration Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or

4	PIMCO VARIABLE INSURANCE TRUST

any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	34.4%
Corporate Bonds & Notes	25.0%
Sovereign Issues	18.0%
Mortgage-Backed Securities	6.8%
U.S. Treasury Obligations	6.4%
Asset-Backed Securities	6.1%
Other	3.3%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Low Duration Portfolio Institutional Class	1.32%	2.87%	4.03%	4.09%	4.56%
The BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.41%	0.76%	1.18%	2.62%	3.37%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,013.20	$1,022.32
Expenses Paid During Period†	$2.50	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) benefited performance as U.S. yields fell during the reporting period.

»	Exposure to Italian and Spanish duration benefited performance as bond yields in both countries decreased during the reporting period.

»	Exposure to investment grade credit benefited performance as credit spreads narrowed during the reporting period.

»	Exposure to high yield credit benefited performance as high yield credit spreads narrowed during the reporting period.

»	Exposure to non-Agency residential mortgage-backed securities (“RMBS”) benefited performance as prices on these securities generally increased during the reporting period.

»	Short exposure to the Japanese yen detracted from performance as the Japanese yen appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$10.61		$10.78	$10.38	$10.44	$10.11	$9.68
Net investment income (a)	0.05		0.10	0.15	0.16	0.15	0.31
Net realized/unrealized gain (loss)	0.09		(0.10)	0.47	(0.03)	0.39	0.96
Total income from investment operations	0.14		0.00	0.62	0.13	0.54	1.27
Dividends from net investment income	(0.06)		(0.17)	(0.22)	(0.19)	(0.18)	(0.37)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.03)	(0.47)
Total distributions	(0.06)		(0.17)	(0.22)	(0.19)	(0.21)	(0.84)
Net asset value end of year or period	$10.69		$10.61	$10.78	$10.38	$10.44	$10.11
Total return	1.32%		0.01%	6.01%	1.26%	5.45%	13.49%
Net assets end of year or period (000s)	$59,455		$58,621	$54,192	$63,047	$55,336	$59,060
Ratio of expenses to average net assets	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.51%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	0.94	%*	0.95%	1.45%	1.52%	1.47%	3.07%
Portfolio turnover rate	144	%**	316%**	647%**	456%**	351%**	662%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$1,810,646
Investments in Affiliates	591,462
Financial Derivative Instruments
Exchange-traded or centrally cleared	933
Over the counter	7,225
Cash	204
Deposits with counterparty	7,921
Foreign currency, at value	1,472
Receivable for investments sold	5,219
Receivable for Portfolio shares sold	15,092
Interest and dividends receivable	10,514
Dividends receivable from Affiliates	135
2,450,823

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$5,161
Financial Derivative Instruments
Exchange-traded or centrally cleared	626
Over the counter	4,700
Payable for investments purchased	122,034
Payable for investments in Affiliates purchased	135
Deposits from counterparty	6,415
Payable for Portfolio shares redeemed	388
Accrued investment advisory fees	456
Accrued supervisory and administrative fees	456
Accrued distribution fees	128
Accrued servicing fees	190
140,689

Net Assets	$2,310,134

Net Assets Consist of:
Paid in capital	$2,293,035
Undistributed net investment income	15,760
Accumulated net realized (loss)	(10,897)
Net unrealized appreciation	12,236
$2,310,134

Net Assets:
Institutional Class	$59,455
Administrative Class	1,607,793
Advisor Class	642,886

Shares Issued and Outstanding:
Institutional Class	5,564
Administrative Class	150,466
Advisor Class	60,165

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.69
Administrative Class	10.69
Advisor Class	10.69

Cost of Investments in Securities	$1,799,236
Cost of Investments in Affiliates	$591,420
Cost of Foreign Currency Held	$1,461
Proceeds Received on Short Sales	$5,137
Cost or Premiums of Financial Derivative Instruments, net	$3,278

* Includes repurchase agreements of:	$89,579

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$15,175
Dividends	53
Dividends from Investments in Affiliates	678
Total Income	15,906

Expenses:
Investment advisory fees	2,758
Supervisory and administrative fees	2,758
Servicing fees - Administrative Class	1,142
Distribution and/or servicing fees - Advisor Class	781
Trustee fees	9
Interest expense	2
Total Expenses	7,450

Net Investment Income	8,456

Net Realized Gain (Loss):
Investments in securities	4,438
Investments in Affiliates	(92)
Exchange-traded or centrally cleared financial derivative instruments	35
Over the counter financial derivative instruments	2,396
Foreign currency	447
Net Realized Gain	7,224

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	9,774
Investments in Affiliates	240
Exchange-traded or centrally cleared financial derivative instruments	(2,645)
Over the counter financial derivative instruments	2,878
Foreign currency assets and liabilities	(1)
Net Change in Unrealized Appreciation	10,246
Net Gain	17,470

Net Increase in Net Assets Resulting from Operations	$25,926

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$8,456	$16,469
Net realized gain	7,224	7,475
Net change in unrealized appreciation (depreciation)	10,246	(27,559)
Net increase (decrease) resulting from operations	25,926	(3,615)

Distributions to Shareholders:
From net investment income
Institutional Class	(333)	(930)
Administrative Class	(7,592)	(21,881)
Advisor Class	(2,806)	(7,780)

Total Distributions	(10,731)	(30,591)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	108,867	106,096

Total Increase in Net Assets	124,062	71,890

Net Assets:
Beginning of period	2,186,072	2,114,182
End of period*	$2,310,134	$2,186,072

* Including undistributed net investment income of:	$15,760	$18,035

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.4%

BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		$17,721	$17,873

Total Bank Loan Obligations (Cost $17,683)			17,873

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 17.7%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		3,800	3,828
Ally Financial, Inc.
2.427% due 12/01/2014		1,000	1,004
2.750% due 01/30/2017		1,100	1,115
3.125% due 01/15/2016		300	309
3.500% due 07/18/2016		800	827
4.625% due 06/26/2015		2,300	2,378
6.750% due 12/01/2014		4,800	4,915
8.300% due 02/12/2015		2,700	2,818
Banco do Brasil S.A.
4.500% due 01/22/2015		600	612
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,652
Banco Popolare
3.500% due 03/14/2019	EUR	9,700	13,768
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$300	321
Banco Santander Chile
3.750% due 09/22/2015		2,900	2,990
Bank of America Corp.
0.991% due 09/15/2026		900	809
1.500% due 10/09/2015		1,800	1,817
4.500% due 04/01/2015		2,400	2,472
5.000% due 01/15/2015		1,300	1,331
5.650% due 05/01/2018		2,300	2,608
6.500% due 08/01/2016		6,500	7,208
Bank of America N.A.
0.531% due 06/15/2017		23,900	23,641
0.695% due 11/14/2016		3,900	3,910
Bank of Montreal
1.950% due 01/30/2018		3,100	3,181
Bankia S.A.
0.532% due 01/25/2016	EUR	2,000	2,709
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		$2,500	2,614
Bear Stearns Cos. LLC
5.700% due 11/15/2014		4,700	4,791
CIT Group, Inc.
4.750% due 02/15/2015		8,800	8,992
Citigroup, Inc.
1.189% due 07/25/2016		15,400	15,575
5.000% due 09/15/2014		700	706
Commonwealth Bank of Australia
1.031% due 09/18/2015		1,900	1,917
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		11,300	11,294
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,620
2.000% due 09/15/2015		$400	401
2.375% due 05/25/2016		4,200	4,210
5.500% due 06/26/2017		1,200	1,290
Export-Import Bank of Korea
0.977% due 01/14/2017		3,600	3,627
1.250% due 11/20/2015		8,700	8,754
2.030% due 03/21/2015		8,400	8,476

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FCE Bank PLC
1.875% due 05/12/2016	EUR	600	$840
4.750% due 01/19/2015		400	560
First Horizon National Corp.
5.375% due 12/15/2015		$900	952
Ford Motor Credit Co. LLC
0.675% due 11/08/2016		7,500	7,501
1.006% due 01/17/2017		1,800	1,814
1.329% due 08/28/2014		2,300	2,304
1.700% due 05/09/2016		2,100	2,128
2.750% due 05/15/2015		3,600	3,670
3.000% due 06/12/2017		2,700	2,818
3.875% due 01/15/2015		10,500	10,689
5.625% due 09/15/2015		1,600	1,693
7.000% due 04/15/2015		900	945
8.000% due 12/15/2016		2,600	3,023
8.700% due 10/01/2014		900	919
General Electric Capital Corp.
0.457% due 01/14/2016		3,900	3,906
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		10,700	10,823
HSBC Finance Corp.
0.657% due 06/01/2016		700	701
HSBC USA, Inc.
2.375% due 02/13/2015		800	810
Industrial Bank of Korea
2.375% due 07/17/2017		1,100	1,125
3.750% due 09/29/2016		2,200	2,331
International Lease Finance Corp.
5.750% due 05/15/2016		900	966
6.500% due 09/01/2014		11,200	11,298
8.625% due 09/15/2015		500	543
Intesa Sanpaolo SpA
3.125% due 01/15/2016		9,645	9,917
JPMorgan Chase & Co.
1.054% due 05/30/2017	GBP	6,300	10,644
1.281% due 03/20/2015		$9,800	9,865
1.355% due 09/22/2015		5,800	5,865
3.150% due 07/05/2016		1,800	1,877
3.400% due 06/24/2015		3,500	3,602
3.700% due 01/20/2015		14,700	14,962
JPMorgan Chase Bank N.A.
0.863% due 05/31/2017	EUR	2,400	3,278
6.000% due 10/01/2017		$1,000	1,137
Korea Development Bank
3.250% due 03/09/2016		5,300	5,505
Metropolitan Life Global Funding
0.607% due 04/10/2017		7,300	7,321
1.300% due 04/10/2017		3,600	3,610
Morgan Stanley
0.706% due 10/15/2015		2,600	2,606
4.100% due 01/26/2015		16,700	17,047
National Bank of Canada
1.500% due 06/26/2015		1,600	1,619
Nordea Bank AB
0.590% due 04/04/2017		4,900	4,910
Pacific Life Global Funding CPI Linked Bond
4.247% due 06/02/2018		3,500	3,495
Prudential Covered Trust
2.997% due 09/30/2015		2,640	2,705
Qatari Diar Finance Co.
3.500% due 07/21/2015		4,300	4,420
RCI Banque S.A.
5.625% due 10/05/2015	EUR	700	1,017
Shinhan Bank
0.880% due 04/08/2017		$3,600	3,613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
3.875% due 09/10/2015		$3,848	$3,944
5.000% due 04/15/2015		1,200	1,236
6.000% due 01/25/2017		1,000	1,090
6.250% due 01/25/2016		13,765	14,677
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,403
Union Bank N.A.
0.624% due 05/05/2017		6,600	6,601
0.984% due 09/26/2016		3,700	3,739
Wachovia Corp.
0.596% due 10/15/2016		5,000	4,994
Wells Fargo & Co.
0.428% due 10/28/2015		4,500	4,502

			408,050

INDUSTRIALS 5.2%
AbbVie, Inc.
0.983% due 11/06/2015		3,715	3,747
Amgen, Inc.
1.875% due 11/15/2014		2,100	2,112
2.500% due 11/15/2016		2,400	2,487
Apple, Inc.
0.473% due 05/03/2018		1,400	1,401
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		1,100	1,103
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,409
Comcast Corp.
5.700% due 07/01/2019		700	821
5.900% due 03/15/2016		4,550	4,955
Daimler Finance North America LLC
0.580% due 03/10/2017		8,800	8,815
0.829% due 01/09/2015		7,890	7,909
1.250% due 01/11/2016		2,740	2,765
1.875% due 09/15/2014		1,675	1,680
2.300% due 01/09/2015		200	202
DISH DBS Corp.
6.625% due 10/01/2014		2,900	2,940
7.125% due 02/01/2016		1,800	1,951
7.750% due 05/31/2015		1,500	1,593
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,750
General Electric Co.
0.850% due 10/09/2015		2,200	2,211
General Mills, Inc.
0.527% due 01/29/2016		8,900	8,926
HCA, Inc.
6.375% due 01/15/2015		1,300	1,334
Imperial Tobacco Finance PLC
7.250% due 09/15/2014	EUR	4,600	6,371
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$3,880	3,921
Kroger Co.
0.756% due 10/17/2016		5,600	5,616
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		1,400	1,595
MGM Resorts International
6.625% due 07/15/2015		1,000	1,052
6.875% due 04/01/2016		500	546
7.500% due 06/01/2016		1,700	1,881
7.625% due 01/15/2017		500	566
10.000% due 11/01/2016		400	475
NBCUniversal Enterprise, Inc.
0.763% due 04/15/2016		100	101

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		$700	$702
PepsiCo, Inc.
0.750% due 03/05/2015		1,600	1,605
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,188
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	1,300	2,428
6.421% due 06/20/2016		$1,600	1,762
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		6,600	6,613
Total Capital Canada Ltd.
0.606% due 01/15/2016		3,814	3,833
Viacom, Inc.
1.250% due 02/27/2015		3,000	3,017
Volkswagen International Finance NV
0.829% due 11/20/2014		9,000	9,020

			119,403

UTILITIES 3.1%
AT&T, Inc.
0.654% due 03/30/2017		6,800	6,818
2.950% due 05/15/2016		900	936
BP Capital Markets PLC
4.500% due 10/01/2020		500	554
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	780
Consumers Energy Co.
6.700% due 09/15/2019		200	243
Dayton Power & Light Co.
1.875% due 09/15/2016		1,000	1,017
Electricite de France
6.500% due 01/26/2019		100	119
Enel Finance International NV
3.875% due 10/07/2014		2,000	2,016
KT Corp.
1.750% due 04/22/2017		3,700	3,713
Orange S.A.
2.750% due 09/14/2016		2,500	2,595
Petrobras Global Finance BV
1.849% due 05/20/2016		7,500	7,528
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,417
Rosneft Finance S.A.
7.500% due 07/18/2016		400	440
Sprint Communications, Inc.
9.125% due 03/01/2017		700	822
Verizon Communications, Inc.
1.761% due 09/15/2016		26,194	26,930
1.981% due 09/14/2018		800	845
2.500% due 09/15/2016		12,600	12,993
3.650% due 09/14/2018		1,000	1,069

			71,835

Total Corporate Bonds & Notes (Cost $593,675)			599,288

MUNICIPAL BONDS & NOTES 0.4%

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016		9,525	9,527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.333% due 04/01/2040	$413	$419

Total Municipal Bonds & Notes (Cost $9,948)		9,946

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.212% due 12/25/2036 - 07/25/2037	739	722
0.462% due 04/25/2037	406	405
0.500% due 03/25/2044	111	111
0.502% due 07/25/2037 - 09/25/2042	1,479	1,474
0.652% due 12/25/2022	73	73
0.892% due 03/25/2040	3,061	3,106
0.952% due 04/25/2023	80	81
1.000% due 01/25/2043	728	681
1.002% due 02/25/2023	4	4
1.052% due 05/25/2022	9	9
1.054% due 06/17/2027	39	40
1.324% due 07/01/2042 - 06/01/2043	398	410
1.374% due 09/01/2041	265	277
1.524% due 09/01/2040	1	1
1.979% due 11/01/2035	69	73
2.167% due 09/01/2035	426	454
2.289% due 07/01/2035	74	78
4.376% due 12/01/2036	25	26
4.500% due 03/01/2018 - 04/01/2042	8,388	8,944
4.508% due 09/01/2034	16	17
5.000% due 05/01/2027 - 12/01/2038	366	407
5.500% due 12/01/2027 - 03/01/2040	2,582	2,896
5.913% due 12/25/2042	10	11
6.000% due 03/01/2017 - 01/01/2039	5,768	6,507
6.500% due 04/01/2036	169	191
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	2,176	2,261
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.192% due 12/25/2036	1,048	1,044
0.302% due 07/15/2019 - 08/15/2019	983	984
0.412% due 08/25/2031	163	159
0.452% due 05/15/2036	419	418
0.552% due 06/15/2018	21	21
1.319% due 02/25/2045	334	341
2.000% due 11/15/2026	14,457	14,645
2.403% due 09/01/2035	455	486
2.418% due 07/01/2035	169	180
5.000% due 05/01/2024 - 12/01/2041	998	1,109
5.500% due 12/01/2022 - 08/15/2030	2	2
6.000% due 09/01/2016 - 03/01/2038	519	585
6.500% due 07/25/2043	69	78
Ginnie Mae
1.940% due 02/20/2041	1,708	1,725
6.000% due 09/15/2017	669	702

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.600% due 09/01/2028	$567	$629

Total U.S. Government Agencies (Cost $51,450)		52,369

U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018	513	530
0.125% due 04/15/2019	101	104
0.125% due 07/15/2022	78,444	78,965
0.625% due 07/15/2021	12,095	12,742
1.125% due 01/15/2021	10,294	11,153
1.250% due 07/15/2020	12,282	13,464
1.375% due 01/15/2020	3,069	3,367
2.000% due 07/15/2014 (g)(i)	17,857	17,899
U.S. Treasury Notes
0.109% due 04/30/2016 (i)	14,300	14,304

Total U.S. Treasury Obligations (Cost $158,941)		152,528

MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust
2.737% due 09/25/2035	1,187	1,087
American Home Mortgage Investment Trust
2.173% due 10/25/2034	331	334
2.322% due 02/25/2045	187	189
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	112	113
5.730% due 04/10/2049	2,547	2,783
Banc of America Funding Corp.
0.432% due 07/25/2037	1,379	1,208
2.938% due 01/20/2047 ^	564	442
Banc of America Mortgage Trust
2.512% due 07/25/2034	906	919
2.719% due 05/25/2033	526	530
2.843% due 08/25/2034	2,950	2,969
6.500% due 10/25/2031	9	10
BCAP LLC Trust
0.322% due 09/26/2035	703	694
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 04/25/2033	7	7
2.250% due 08/25/2035	1,481	1,507
2.504% due 04/25/2033	6	6
2.528% due 03/25/2035	1,737	1,766
2.564% due 01/25/2035	211	210
2.667% due 02/25/2033	1	1
2.685% due 08/25/2035 ^	434	383
2.737% due 01/25/2034	27	28
2.757% due 07/25/2034	388	388
5.066% due 01/25/2035	4,938	5,004
Bear Stearns Alt-A Trust
0.312% due 02/25/2034	543	504
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	385	416
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036	1,189	995
2.488% due 12/26/2046	645	453
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035	85	77
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2035	207	204
2.610% due 08/25/2035	921	525
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	16,194	17,414
5.481% due 01/15/2046	3,595	3,804

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.332% due 05/25/2047		$645	$561
6.000% due 10/25/2033		14	15
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036		616	536
2.465% due 02/20/2035		1,200	1,194
2.498% due 11/25/2034		738	699
2.524% due 11/20/2034		1,481	1,433
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,668	3,984
5.448% due 01/15/2049		10	10
5.858% due 03/15/2039		14,338	15,320
5.982% due 06/15/2038		1,348	1,441
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.653% due 09/27/2036		5,459	5,505
2.659% due 09/26/2047		693	688
DBRR Trust
0.853% due 02/25/2045		1,763	1,763
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.226% due 06/26/2035		680	692
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	2,013	3,443
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		$1,731	1,709
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		485	461
2.625% due 02/25/2035		2,634	2,655
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		7,299	8,017
GMAC Mortgage Corp. Loan Trust
2.697% due 11/19/2035		279	269
Granite Master Issuer PLC
0.293% due 12/20/2054		3,221	3,196
0.353% due 12/20/2054		501	498
0.814% due 12/20/2054	GBP	522	891
Granite Mortgages PLC
0.707% due 01/20/2044	EUR	83	113
0.908% due 01/20/2044	GBP	72	123
0.934% due 09/20/2044		511	873
Great Hall Mortgages PLC
0.361% due 06/18/2039		$1,571	1,499
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		1,365	1,348
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	202
5.444% due 03/10/2039		1,900	2,075
GSR Mortgage Loan Trust
2.657% due 09/25/2035		973	984
2.696% due 09/25/2034		182	174
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		138	122
2.564% due 07/19/2035		741	697
Hercules Eclipse PLC
0.769% due 10/25/2018	GBP	1,873	3,127
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	445	610
Impac CMB Trust
1.152% due 07/25/2033		$203	190
IndyMac Mortgage Loan Trust
2.509% due 12/25/2034		372	348
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		745	745
5.257% due 05/15/2047		7,221	7,669
5.397% due 05/15/2045		2,367	2,559

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.420% due 01/15/2049		$569	$622
5.708% due 03/18/2051		2,385	2,560
5.882% due 02/15/2051		1,300	1,442
JPMorgan Mortgage Trust
2.952% due 02/25/2035		120	119
5.750% due 01/25/2036 ^		35	33
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		1,436	1,555
MASTR Asset Securitization Trust
5.500% due 09/25/2033		10	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.632% due 06/15/2030		132	131
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		420	388
0.402% due 11/25/2035		299	292
1.151% due 10/25/2035		203	195
1.959% due 01/25/2029		11	11
2.400% due 10/25/2035		701	713
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,968
Morgan Stanley Capital Trust
5.598% due 03/12/2044		2,120	2,231
Prime Mortgage Trust
0.552% due 02/25/2034		12	12
Residential Funding Mortgage Securities, Inc. Trust
3.060% due 09/25/2035 ^		1,172	991
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		22	24
Structured Adjustable Rate Mortgage Loan Trust
1.523% due 01/25/2035		340	277
2.467% due 02/25/2034		406	413
2.472% due 08/25/2034		613	606
2.518% due 08/25/2035		339	320
Structured Asset Mortgage Investments Trust
0.432% due 02/25/2036		195	157
0.815% due 09/19/2032		5	5
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		210	200
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	1,392	1,881
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$855	850
0.292% due 06/15/2020		6,300	6,196
5.421% due 04/15/2047		146	146
5.749% due 07/15/2045		1,201	1,304
WaMu Mortgage Pass-Through Certificates Trust
0.422% due 12/25/2045		161	154
0.492% due 01/25/2045		1,170	1,100
0.853% due 01/25/2047		398	374
1.323% due 11/25/2042		62	61
1.523% due 06/25/2042		40	38
1.523% due 08/25/2042		161	155
1.932% due 02/27/2034		23	23
Washington Mutual Mortgage Loan Trust
1.320% due 05/25/2041		21	21
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2035		430	443
2.613% due 03/25/2036		518	520
2.615% due 12/25/2034		462	474
2.615% due 01/25/2035		587	591
2.617% due 09/25/2034		8,325	8,558

Total Mortgage-Backed Securities (Cost $160,633)			162,574

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.4%
ACA CLO Ltd.
0.479% due 07/25/2018		$2,056	$2,053
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036		119	43
Aimco CLO
0.478% due 10/20/2019		2,246	2,234
ALM Ltd.
1.466% due 07/18/2022		1,100	1,099
American Money Management Corp. CLO Ltd.
0.478% due 12/19/2019		952	952
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 09/25/2035		7,100	6,209
Amortizing Residential Collateral Trust
0.732% due 07/25/2032		13	12
Apidos CDO Ltd.
0.488% due 07/27/2017		22	22
Ares VIR CLO Ltd.
0.650% due 03/12/2018		6,000	5,949
Asset-Backed Funding Certificates Trust
0.827% due 06/25/2035		10,799	9,730
Asset-Backed Securities Corp. Home Equity Loan Trust
0.702% due 09/25/2034		143	142
1.802% due 03/15/2032		138	132
Avenue CLO Ltd.
0.488% due 07/20/2018		337	337
Avoca CLO PLC
0.600% due 01/16/2023	EUR	1,355	1,842
Bacchus Ltd.
0.468% due 01/20/2019		$2,210	2,208
Bear Stearns Asset-Backed Securities Trust
1.152% due 10/25/2037		2,578	2,412
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	2,752	3,721
Carlyle High Yield Partners Ltd.
0.453% due 04/19/2022		$984	963
Citibank Omni Master Trust
2.902% due 08/15/2018		1,500	1,505
Citigroup Mortgage Loan Trust, Inc.
0.632% due 09/25/2035 ^		6,200	5,523
Cougar CLO PLC
0.639% due 07/15/2020	EUR	3,910	5,365
Countrywide Asset-Backed Certificates
0.332% due 09/25/2036		$4,783	4,661
0.410% due 05/25/2036		445	445
0.632% due 12/25/2031		35	26
0.852% due 12/25/2033		2,102	1,963
0.952% due 03/25/2033		1,482	1,373
Credit Suisse First Boston Mortgage Securities Corp.
0.770% due 01/25/2032		8	8
Duane Street CLO Ltd.
0.455% due 11/14/2021		832	820
Educational Services of America, Inc.
1.302% due 09/25/2040		2,633	2,679
Equity One Mortgage Pass-Through Trust
0.712% due 11/25/2032		6	6
First Franklin Mortgage Loan Trust
0.632% due 05/25/2035		300	278
Four Corners CLO Ltd.
0.504% due 01/26/2020		2,075	2,065
Franklin CLO Ltd.
0.491% due 06/15/2018		3,099	3,077
Galaxy CLO Ltd.
1.519% due 08/20/2022		1,100	1,095

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GE-WMC Mortgage Securities Trust
0.192% due 08/25/2036		$17	$8
Goldentree Loan Opportunities Ltd.
0.923% due 10/18/2021		1,215	1,213
Gulf Stream Compass CLO Ltd.
0.489% due 01/24/2020		563	564
HSBC Home Equity Loan Trust
0.443% due 01/20/2034		902	899
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	1,596	2,166
JPMorgan Mortgage Acquisition Corp.
0.332% due 02/25/2036		$902	865
0.382% due 05/25/2035		10,117	9,852
Jubilee CDO BV
0.626% due 08/21/2021	EUR	812	1,100
Landmark CDO Ltd.
0.501% due 07/15/2018		$1,079	1,080
Leopard CLO BV
0.677% due 04/21/2020	EUR	142	194
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		$34	31
Madison Park Funding Ltd.
1.481% due 06/15/2022		800	798
Massachusetts Educational Financing Authority
1.179% due 04/25/2038		771	778
Mercator CLO PLC
0.556% due 02/18/2024	EUR	1,276	1,729
Merrill Lynch Mortgage Investors Trust
0.352% due 08/25/2036		$717	703
0.442% due 08/25/2036		700	637
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		227	227
MT Wilson CLO Ltd.
0.458% due 07/11/2020		2,451	2,445
Nob Hill CLO Ltd.
0.474% due 08/15/2018		1,064	1,062
Oak Hill Credit Partners Ltd.
0.476% due 05/17/2021		2,108	2,104
OCI Euro Fund BV
0.597% due 08/15/2024	EUR	2,700	3,604
Octagon Investment Partners Ltd.
0.466% due 04/23/2020		$3,162	3,142
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.432% due 12/25/2035		909	822
0.462% due 04/25/2035		3,220	3,191
Pacifica CDO Corp.
0.488% due 01/26/2020		797	795
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		1,681	1,706
Prospero CLO BV
0.567% due 10/20/2022	EUR	1,426	1,930
RAAC Trust
0.632% due 03/25/2037		$900	870
Renaissance Home Equity Loan Trust
0.652% due 12/25/2033		4,237	4,127
Residential Asset Securities Corp. Trust
0.472% due 01/25/2036		6,300	6,061
SLC Student Loan Trust
0.304% due 11/15/2021		282	281
SLM Private Education Loan Trust
0.902% due 10/16/2023		2,146	2,156
1.202% due 06/15/2023		2,490	2,505
1.252% due 12/15/2021		764	767
SLM Student Loan Trust
0.411% due 03/15/2024		1,806	1,792
0.421% due 12/15/2023		900	890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.729% due 04/25/2023		$652	$675
South Carolina Student Loan Corp.
0.977% due 03/02/2020		2,000	2,013
Specialty Underwriting & Residential Finance Trust
0.542% due 12/25/2036		4,800	3,840
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		461	462
Stone Tower CLO Ltd.
0.456% due 04/17/2021		2,000	1,966
Structured Asset Investment Loan Trust
0.512% due 10/25/2035		488	474
0.857% due 03/25/2034		681	631
1.127% due 10/25/2033		1,362	1,305
Titrisocram
1.013% due 05/25/2020	EUR	5	6
Wells Fargo Home Equity Asset-Backed Securities Trust
0.412% due 05/25/2036		$1,100	970
Wood Street CLO BV
0.657% due 11/22/2021	EUR	852	1,157

Total Asset-Backed Securities (Cost $142,972)			147,542

SOVEREIGN ISSUES 18.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	4,110
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,834
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	14,000	5,853
0.000% due 07/01/2015		18,000	7,334
0.000% due 01/01/2017		13,000	4,466
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,147
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	73,400	101,401
2.250% due 05/15/2016		32,500	45,870
2.750% due 12/01/2015		1,900	2,685
3.000% due 06/15/2015		9,600	13,473
3.000% due 11/01/2015		4,700	6,651
3.750% due 08/01/2015		26,600	37,716
3.750% due 04/15/2016		2,400	3,472
3.750% due 08/01/2016		3,000	4,373
4.500% due 07/15/2015		33,700	48,099
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		2,100	2,864
Italy Certificati di Credito Del Tesoro
0.000% due 04/29/2016		1,700	2,301
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	3,079	269
5.000% due 06/16/2016 (c)		6,670	565
Province of Ontario
0.950% due 05/26/2015		$13,900	13,994
1.000% due 07/22/2016		2,800	2,820
1.100% due 10/25/2017		13,600	13,549
4.300% due 03/08/2017	CAD	1,300	1,310
Republic of Korea
4.875% due 09/22/2014		$600	606
Spain Government International Bond
3.000% due 04/30/2015	EUR	4,700	6,583
3.150% due 01/31/2016		5,800	8,286
3.250% due 04/30/2016		600	863
3.300% due 07/30/2016		2,500	3,620
3.750% due 10/31/2015		15,100	21,611
4.000% due 07/30/2015		36,400	51,829

Total Sovereign Issues (Cost $428,564)			432,554

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	$0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.2%

CERTIFICATES OF DEPOSIT 2.5%
Credit Suisse
0.465% due 03/17/2015		$1,400	1,400
Intesa Sanpaolo SpA
1.608% due 04/11/2016		14,600	14,742
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		20,000	19,927
1.601% due 06/21/2016		2,200	2,200
Royal Bank of Canada
1.370% due 05/07/2015	CAD	21,500	20,140

			58,409

COMMERCIAL PAPER 3.5%
Ford Motor Credit Co.
0.880% due 07/14/2014		$2,000	1,999
0.900% due 07/01/2014		800	800
0.900% due 08/05/2014		2,000	1,998
0.900% due 09/16/2014		6,800	6,793
Glencore Funding LLC
0.450% due 08/25/2014		8,900	8,894
0.600% due 09/09/2014		16,200	16,191
Noble Corp.
0.425% due 07/28/2014		26,100	26,092
Vodafone Group PLC
0.600% due 06/29/2015		18,000	17,909

			80,676

REPURCHASE AGREEMENTS (d) 3.9%
			89,579

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		4,300	4,300

U.S. TREASURY BILLS 0.1%
0.039% due 10/23/2014 - 11/06/2014 (b)(e)(g)		3,008	3,008

Total Short-Term Instruments (Cost $235,370)			235,972

Total Investments in Securities (Cost $1,799,236)			1,810,646

		SHARES
INVESTMENTS IN AFFILIATES 25.6%

SHORT-TERM INSTRUMENTS 25.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.6%
PIMCO Short-Term Floating NAV Portfolio		109	1

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio III	59,193,411	$591,461

Total Short-Term Instruments (Cost $591,420)		591,462

Total Investments in Affiliates (Cost $591,420)		591,462

Total Investments 104.0% (Cost $2,390,656)		$2,402,108

Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $3,278)		2,832

Other Assets and Liabilities, net (4.1%)		(94,806)

Net Assets 100.0%		$2,310,134

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.130%	06/30/2014	07/01/2014	$17,400	U.S. Treasury Notes 2.000% due 02/28/2021	$(17,755)	$17,400	$17,400
BOS	0.140%	06/30/2014	07/01/2014	6,600	U.S. Treasury Notes 1.625% due 06/30/2019	(6,734)	6,600	6,600
JPS	0.200%	06/30/2014	07/01/2014	6,000	Federal Home Loan Bank 0.420% due 06/06/2016	(6,129)	6,000	6,000
NMO	0.150%	06/30/2014	07/01/2014	56,500	U.S. Treasury Bills 0.047% due 12/18/2014	(6,633)	56,500	56,500
					U.S. Treasury Notes 3.250% due 12/31/2016	(51,811)
SSB	0.000%	06/30/2014	07/01/2014	3,079	Freddie Mac 2.000% due 01/30/2023	(3,141)	3,079	3,079

Total Repurchase Agreements						$(92,203)	$89,579	$89,579

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $25,106 at a weighted average interest rate of (0.759%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BPG	Freddie Mac	5.000%	07/01/2044	$500	$(549)	$(553)
FOB	Fannie Mae	5.000%	07/01/2044	100	(110)	(111)
	Fannie Mae	6.000%	07/01/2044	3,000	(3,367)	(3,378)
GSC	Fannie Mae	5.500%	07/01/2044	1,000	(1,111)	(1,119)

Total Short Sales					$(5,137)	$(5,161)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(e)	Securities with an aggregate market value of $10 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BCY	$17,400	$0	$0	$0	$17,400	$(17,755)	$(355)
BOS	6,600	0	0	0	6,600	(6,734)	(134)
JPS	6,000	0	0	0	6,000	(6,129)	(129)
NMO	56,500	0	0	0	56,500	(58,444)	(1,944)
SSB	3,079	0	0	0	3,079	(3,141)	(62)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(553)	(553)	0	(553)
FOB	0	0	0	(3,489)	(3,489)	10	(3,479)
GSC	0	0	0	(1,119)	(1,119)	0	(1,119)

Total Borrowings and Other Financing Transactions	$89,579	$0	$0	$(5,161)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	7,254	$933	$363	$0
90-Day Eurodollar December Futures	Long	12/2016	28	6	1	0
90-Day Eurodollar June Futures	Long	06/2016	227	113	11	0
90-Day Eurodollar March Futures	Long	03/2016	1,054	264	66	0
90-Day Eurodollar September Futures	Long	09/2015	5,462	2,988	205	0
90-Day Eurodollar September Futures	Long	09/2016	97	12	5	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,746	(203)	123	0

Total Futures Contracts				$4,113	$774	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
General Electric Capital Corp.	1.000%	06/20/2016	0.296%	$4,700	$71	$1	$0	$(1)
General Electric Capital Corp.	1.000%	06/20/2017	0.332%	1,900	41	3	0	0

					$112	$4	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$	62,667	$5,523	$1,096	$0	$(87)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		84,500	1,694	361	0	(38)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	15,750	403	195	0	(23)

					$7,620	$1,652	$0	$(148)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	343,100	$2,968	$517	$44	$0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		10,000	95	79	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,300	1,324	587	0	(66)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		69,100	(2,728)	(5,473)	0	(411)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	129,000	385	45	103	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		360,000	11	11	11	0

						$2,055	$(4,234)	$159	$(477)

Total Swap Agreements						$9,787	$(2,578)	$159	$(626)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $16,529 and cash of $7,921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$774	$159	$933	$0	$0	$(626)	$(626)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	08/2014	$	2,952	EUR	2,170	$20	$0

BOA	07/2014	BRL	450	$	204	1	0
	07/2014	$	200	BRL	450	3	0
	08/2014	EUR	241,625	$	328,776	0	(2,144)
	05/2015	CAD	21,211		19,324	0	(404)

BPS	07/2014	BRL	1,820		818	0	(6)
	07/2014	$	818	BRL	1,820	6	(1)
	08/2014	EUR	2,524	$	3,422	0	(35)
	08/2014	$	811	BRL	1,820	5	0
	07/2015	BRL	314	$	130	1	0

BRC	07/2014	JPY	134,700		1,321	0	(9)
	08/2014	EUR	585		794	0	(7)
	09/2014	GBP	11,060		18,564	0	(353)

CBK	08/2014	BRL	16,210		7,302	34	0
	08/2014	EUR	9,156		12,485	1	(56)

DUB	08/2014	$	1,355	BRL	3,007	0	(7)
	07/2015	BRL	3,279	$	1,355	6	0

FBF	09/2014	GBP	1,446		2,427	0	(46)

GLM	08/2014	EUR	2,641		3,575	0	(42)
	08/2014	$	5,946	BRL	13,202	0	(26)
	08/2014		3,464	MXN	45,624	40	0
	09/2014		12,806		167,085	5	(4)
	07/2015	BRL	14,407	$	5,946	20	0

HUS	07/2014	TRY	2,113		997	3	0

JPM	07/2014	BRL	12,310		5,589	18	0
	07/2014	JPY	2,432,729		23,885	0	(128)
	07/2014	$	5,499	BRL	12,310	72	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2014	$	25,280	JPY	2,567,429	$63	$0
	08/2014	BRL	12,310	$	5,449	0	(70)
	08/2014	JPY	2,567,429		25,286	0	(64)
	04/2015	BRL	14,000		5,913	24	0

RBC	09/2014	CAD	1,781		1,638	0	(28)

UAG	07/2014	BRL	12,310		5,468	0	(103)
	07/2014	$	5,585	BRL	12,310	4	(17)

Total Forward Foreign Currency Contracts						$326	$(3,550)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	07/28/2014	$	35,800	$(36)	$(17)
	Put - OTC 4-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600%	07/28/2014		35,800	(215)	(19)

								$(251)	$(36)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$15,100	$(857)	$(614)

Total Written Options						$(1,108)	$(650)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,940	$346,800	EUR	294,800	$(1,880)
Sales	1,816	165,500		0	(2,040)
Closing Buys	0	(3,800)		0	5
Expirations	(3,756)	(372,400)		(147,400)	2,530
Exercised	0	(49,400)		(147,400)	277

Balance at End of Period	0	$86,700	EUR	0	$(1,108)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.143%	$	1,100	$(14)	$31	$17	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		800	(4)	11	7	0
	China Government International Bond	1.000%	06/20/2019	0.724%		2,800	21	17	38	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		700	7	0	7	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		1,000	22	0	22	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		800	7	2	9	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,000	(1)	21	20	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		3,600	(250)	145	0	(105)
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	1,000	(12)	28	16	0

BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	$	5,700	94	3	97	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.088%	EUR	6,500	(124)	157	33	0

BRC	Bank of America Corp.	1.000%	03/20/2019	0.621%	$	1,300	15	8	23	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		3,700	59	47	106	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2023	0.836%		1,000	(29)	43	14	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%		5,100	(39)	82	43	0
	China Government International Bond	1.000%	09/20/2015	0.152%		2,400	30	(4)	26	0
	China Government International Bond	1.000%	09/20/2016	0.258%		1,300	18	4	22	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%		13,900	81	(20)	61	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		10,000	112	(11)	101	0
	General Motors Co.	5.000%	09/20/2016	0.669%		3,000	302	(8)	294	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%		800	(19)	0	0	(19)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Italy Government International Bond	1.000%	06/20/2019	0.919%	$	11,000	$(197)	$243	$46	$0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		7,700	131	(4)	127	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		2,700	20	43	63	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		5,500	(36)	96	60	0
	Mexico Government International Bond	1.000%	03/20/2018	0.421%		4,300	(7)	100	93	0

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,600	(19)	33	14	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%		27,000	(52)	286	234	0
	China Government International Bond	1.000%	03/20/2019	0.676%		1,900	10	19	29	0
	HSBC Bank PLC	1.000%	03/20/2019	0.783%	EUR	3,600	(36)	87	51	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	300	(7)	0	0	(7)
	Italy Government International Bond	1.000%	06/20/2017	0.669%		2,700	16	11	27	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		700	(13)	15	2	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		8,200	(217)	255	38	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		1,000	5	12	17	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,700	(2)	36	34	0

DUB	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%		1,100	20	(1)	19	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%		7,300	172	(2)	170	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%		1,700	36	13	49	0
	China Government International Bond	1.000%	12/20/2018	0.623%		1,400	18	6	24	0
	China Government International Bond	1.000%	03/20/2019	0.676%		4,100	2	60	62	0
	China Government International Bond	1.000%	06/20/2019	0.724%		2,500	19	15	34	0
	Export-Import Bank of China	1.000%	12/20/2016	0.639%		2,300	(186)	207	21	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.230%		1,000	(64)	83	19	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%		3,500	37	(2)	35	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.233%		100	(6)	8	2	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		1,600	24	1	25	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.288%		7,100	138	14	152	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.418%		3,500	55	40	95	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	3,400	38	79	117	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	1,500	(34)	(2)	0	(36)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		10,200	(167)	222	55	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%		3,900	(72)	88	16	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%		10,000	110	(11)	99	0
	MetLife, Inc.	1.000%	06/20/2017	0.284%		3,800	85	(3)	82	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%		1,700	29	11	40	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%		3,200	(18)	64	46	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%		7,900	19	106	125	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		700	3	9	12	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.506%		3,500	66	15	81	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.536%		16,000	326	37	363	0

FBF	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		7,200	103	7	110	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%		1,300	(20)	26	6	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		1,900	33	(2)	31	0

GST	Italy Government International Bond	1.000%	06/20/2017	0.669%		400	2	2	4	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%		3,800	65	(3)	62	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		1,900	9	24	33	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%		1,000	(10)	18	8	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%		1,200	(6)	16	10	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		10,200	(171)	227	56	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%		1,700	13	5	18	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		700	4	9	13	0

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.355%		400	(4)	7	3	0
	China Government International Bond	1.000%	12/20/2018	0.623%		5,800	57	40	97	0
	China Government International Bond	1.000%	06/20/2019	0.724%		4,100	21	34	55	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%		9,900	82	0	82	0
	HSBC Bank PLC	1.000%	12/20/2018	0.441%	EUR	2,000	28	41	69	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	$	600	(14)	0	0	(14)
	MetLife, Inc.	1.000%	06/20/2017	0.284%		2,400	52	0	52	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%		800	4	10	14	0
	PSEG Power LLC	1.000%	12/20/2018	0.813%		1,700	11	4	15	0

MYC	Barclays Bank PLC	1.000%	06/20/2015	0.224%	EUR	10,500	116	(2)	114	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	$	400	(2)	6	4	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%		200	(1)	4	3	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%		5,200	(86)	114	28	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%		7,900	34	(11)	23	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%		1,500	(3)	33	30	0
	Standard Chartered Bank	1.000%	03/20/2019	0.749%	EUR	1,100	(13)	31	18	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.355%	$	500	(5)	9	4	0

							$821	$3,494	$4,496	$(181)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$6,732	$547	$(4)	$543	$0

BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,900	190	(174)	16	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,900	1,032	(833)	199	0

FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	9,206	(46)	13	0	(33)

GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(41)	9	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	193	0	3	3	0

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	678	(542)	136	0

JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	57	(45)	12	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	6	6	0

MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,300	966	(781)	185	0

UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,000	99	(91)	8	0

					$3,573	$(2,489)	$1,117	$(33)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	23,400	$21	$88	$109	$0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		3,000	0	(12)	0	(12)

BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016		20,100	(16)	110	94	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017		9,100	23	(205)	0	(182)

BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	220,000	(2)	142	140	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		2,500	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		54,000	(16)	175	159	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,200	(2)	9	7	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,500	(1)	8	7	0

DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	0	(4)	0	(4)

GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		21,200	(18)	117	99	0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,100	1	(5)	0	(4)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	5,700	(3)	15	12	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,900	(2)	24	22	0

HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		7,500	(5)	18	13	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,300	(7)	243	236	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,700	0	8	8	0

JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	23,400	21	88	109	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	2,500	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,300	0	4	4	0

MYC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	220,000	0	141	141	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		30,000	2	86	88	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,900	(2)	10	8	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,100	(2)	22	20	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,800	2	(85)	0	(83)

							$(8)	$1,008	$1,286	$(286)

Total Swap Agreements							$4,386	$2,013	$6,899	$(500)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $1,413 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$20	$0	$0	$20	$0	$0	$0	$0	$19	$0	$20
BOA	4	0	788	792	(2,548)	(614)	(117)	(3,279)	(2,489)	1,413	(1,074)
BPS	12	0	224	236	(42)	0	(182)	(224)	13	0	12
BRC	0	0	1,613	1,613	(369)	0	(19)	(388)	1,222	(1,350)	(125)
CBK	35	0	446	481	(56)	0	(7)	(63)	421	(635)	(217)
DUB	6	0	1,742	1,748	(7)	0	(40)	(47)	1,702	(2,000)	(299)
FBF	0	0	147	147	(46)	0	(33)	(79)	69	0	68
GLM	65	0	133	198	(72)	0	(4)	(76)	121	(280)	(159)
GST	0	0	111	111	0	0	0	0	112	(180)	(69)
HUS	3	0	498	501	0	0	0	0	501	(480)	21
JPM	177	0	522	699	(262)	0	(14)	(276)	422	(530)	(107)
MYC	0	0	663	663	0	(36)	0	(37)	626	(960)	(334)
RBC	0	0	0	0	(28)	0	0	(28)	(28)	0	(28)
UAG	4	0	12	16	(120)	0	(83)	(203)	(187)	0	(187)

Total Over the Counter	$326	$0	$6,899	$7,225	$(3,550)	$(650)	$(500)	$(4,700)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$774	$774
Swap Agreements	0	0	0	0	159	159

	$0	$0	$0	$0	$933	$933

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$326	$0	$326
Swap Agreements	0	5,613	0	0	1,286	6,899

	$0	$5,613	$0	$326	$1,286	$7,225

	$0	$5,613	$0	$326	$2,219	$8,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$149	$0	$0	$477	$626

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,550	$0	$3,550
Written Options	0	0	0	614	36	650
Swap Agreements	0	214	0	0	286	500

	$0	$214	$0	$4,164	$322	$4,700

	$0	$363	$0	$4,164	$799	$5,326

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

June 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,408	$1,408
Futures	0	0	0	0	1,980	1,980
Swap Agreements	0	1,371	0	0	(4,724)	(3,353)

	$0	$1,371	$0	$0	$(1,336)	$35

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,207)	$0	$(1,207)
Written Options	0	102	0	0	1,024	1,126
Swap Agreements	0	2,006	0	0	471	2,477

	$0	$2,108	$0	$(1,207)	$1,495	$2,396

	$0	$3,479	$0	$(1,207)	$159	$2,431

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$244	$244
Futures	0	0	0	0	5,065	5,065
Swap Agreements	0	1,656	0	0	(9,610)	(7,954)

	$0	$1,656	$0	$0	$(4,301)	$(2,645)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$229	$0	$229
Written Options	0	(64)	0	243	(450)	(271)
Swap Agreements	0	1,763	0	0	1,157	2,920

	$0	$1,699	$0	$472	$707	$2,878

	$0	$3,355	$0	$472	$(3,594)	$233

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,873	$0	$17,873
Corporate Bonds & Notes
Banking & Finance	0	396,756	11,294	408,050
Industrials	0	119,403	0	119,403
Utilities	0	71,835	0	71,835
Municipal Bonds & Notes
New Jersey	0	9,527	0	9,527
Texas	0	419	0	419
U.S. Government Agencies	0	52,367	2	52,369
U.S. Treasury Obligations	0	152,528	0	152,528
Mortgage-Backed Securities	0	160,811	1,763	162,574
Asset-Backed Securities	0	144,863	2,679	147,542
Sovereign Issues	0	432,554	0	432,554
Short-Term Instruments
Certificates of Deposit	0	58,409	0	58,409
Commercial Paper	0	80,676	0	80,676
Repurchase Agreements	0	89,579	0	89,579
Short-Term Notes	0	4,300	0	4,300
U.S. Treasury Bills	0	3,008	0	3,008
	$0	$1,794,908	$15,738	$1,810,646

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$591,462	$0	$0	$591,462

Total Investments	$591,462	$1,794,908	$15,738	$2,402,108

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,161)	$0	$(5,161)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	774	159	0	933
Over the counter	0	7,225	0	7,225
	$774	$7,384	$0	$8,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(626)	0	(626)
Over the counter	0	(4,700)	0	(4,700)
	$0	$(5,326)	$0	$(5,326)

Totals	$592,236	$1,791,805	$15,738	$2,399,779

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

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Notes to Financial Statements (Cont.)

guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$1	$0	$0	$0	$0	$1	$0	$0

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$328,934	$754,379	$(492,000)	$(92)	$240	$591,461	$678	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value

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Notes to Financial Statements (Cont.)

amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Foreign Currency Options The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

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Notes to Financial Statements (Cont.)

equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. obligations involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. obligations to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. obligations as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate

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collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions— which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$44,261	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,770,271	$2,527,324	$569,720	$209,849

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	72	$769	861	$9,229
Administrative Class	23,029	245,437	31,755	338,673
Advisor Class	5,757	61,310	19,839	211,059
Issued as reinvestment of distributions
Institutional Class	31	333	87	930
Administrative Class	712	7,592	2,052	21,881
Advisor Class	263	2,806	730	7,780
Cost of shares redeemed
Institutional Class	(63)	(667)	(452)	(4,849)
Administrative Class	(15,558)	(165,822)	(33,165)	(353,085)
Advisor Class	(4,025)	(42,891)	(11,826)	(125,522)
Net increase (decrease) resulting from Portfolio share transactions	10,218	$108,867	9,881	$106,096

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 40% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of

June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$2,391,718	$20,591	$(10,201)	$10,390

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NMO	National Bank of Canada
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	UAG	UBS AG Stamford
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT51SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Money Market Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk, and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Treasury Repurchase Agreements	75.2%
Government Agency Debt	17.5%
Government Agency Repurchase Agreements	5.3%
Treasury Debt	2.0%
†	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Money Market Portfolio Administrative Class	0.00%	0.00%	0.00%	0.06%	0.05%	1.53%	1.95%
Citi 3-Month Treasury Bill Index±	—	—	0.02%	0.04%	0.08%	1.54%	2.02%
Lipper Money Market Fund Index±±	—	—	0.01%	0.01%	0.02%	1.50%	1.91%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.33% for Administrative Class shares.

Money market funds are not insured or guaranteed by Federal Deposit Insurance Corporation (FDIC) or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

± Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper, Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,000.00	$1,024.50
Expenses Paid During Period†	$0.30	$0.30
Net Annualized Expense Ratio††	0.06%	0.06%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 6 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity decreased slightly over the reporting period in order to reduce sensitivity to shifts in interest rates.

»	The Portfolio increased its exposure to Agency mortgage-backed securities as they provided incremental yield above short-dated U.S. Treasuries during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.00	^	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^
Total income from investment operations	0.00	^	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^
Dividends from net investment income	(0.00	)^	(0.00	)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^
Total distributions	(0.00	)^	(0.00	)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^
Net asset value end of year or period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return	0.00%		0.06%		0.06%	0.06%	0.05%	0.11%
Net assets end of year or period (000s)	$23,547		$26,566		$28,913	$39,286	$47,775	$55,381
Ratio of expenses to average net assets	0.06	%*	0.13	%(b)	0.17%	0.11%	0.22%	0.33%
Ratio of expenses to average net assets excluding waivers	0.32	%*	0.41	%(b)	0.47%	0.47%	0.47%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.06	%*	0.12	%(b)	0.17%	0.11%	0.22%	0.33%
Ratio of expenses to average net assets excluding interest expense and waivers	0.32	%*	0.40	%(b)	0.47%	0.47%	0.47%	0.50%
Ratio of net investment income to average net assets	0.01	%*	0.00	%(b)	0.03%	0.04%	0.04%	0.08%

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.15% to 0.00%.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$41,093
Receivable for Portfolio shares sold	20
Interest receivable	4
41,117

Liabilities:
Payable for Portfolio shares redeemed	$28
Accrued investment advisory fees	3
31

Net Assets	$41,086

Net Assets Consist of:
Paid in capital	$41,083
Accumulated undistributed net realized gain	3
$41,086

Net Assets:
Institutional Class	$17,539
Administrative Class	23,547

Shares Issued and Outstanding:
Institutional Class	17,537
Administrative Class	23,544

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments in Securities	$41,093

* Includes repurchase agreements of:	$33,086

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$16
Total Income	16

Expenses:
Investment advisory fees	25
Supervisory and administrative fees	41
Miscellaneous expense	1
Total Expenses	67
Waiver and/or Reimbursement by PIMCO	(53)
Net Expenses	14

Net Investment Income	2

Net Realized Gain:
Investments in securities	3
Net Realized Gain	3

Net Increase in Net Assets Resulting from Operations	$5

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$2	$1
Net realized gain	3	6
Net increase resulting from operations	5	7

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(11)
Administrative Class	(1)	(17)

Total Distributions	(2)	(28)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(2,572)	(6,786)

Total (Decrease) in Net Assets	(2,569)	(6,807)

Net Assets:
Beginning of period	43,655	50,462
End of period*	$41,086	$43,655

* Including undistributed (overdistributed) net investment income of:	$0	$0

**	See Note 9 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Money Market Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

SHORT-TERM INSTRUMENTS 100.0%

GOVERNMENT AGENCY DEBT 17.5%
Federal Home Loan Bank
0.122% due 03/06/2015	$5,700	$5,695
0.125% due 12/30/2014	600	600
Freddie Mac
1.000% due 08/27/2014	900	901

		7,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 5.3%
		$2,186

TREASURY DEBT 2.0%
U.S. Treasury Bills
0.046% due 10/30/2014	$260	260
U.S. Treasury Notes
0.250% due 02/28/2015	150	150
0.250% due 03/31/2015	400	401

		811

MARKET VALUE (000S)
TREASURY REPURCHASE AGREEMENTS (a) 75.2%
$30,900

Total Short-Term Instruments (Cost $41,093)	41,093

Total Investments in Securities (Cost $41,093)	41,093

Total Investments 100.0% (Cost $41,093)	$41,093

Other Assets and Liabilities, net (0.0)%	(7)

Net Assets 100.0%	$41,086

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
GSC	0.200%	06/30/2014	07/01/2014	$2,000	Freddie Mac 5.500% due 05/01/2040	$(2,092)	$2,000	$2,000
SSB	0.000%	06/30/2014	07/01/2014	186	Freddie Mac 2.000% due 01/30/2023	(192)	186	186

Treasury Repurchase Agreements
BCY	0.130%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 2.000% due 02/28/2021	(2,041)	2,000	2,000
BOS	0.140%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 1.625% due 06/30/2019	(2,041)	2,000	2,000
BSN	0.130%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 1.375% due 09/30/2018	(2,043)	2,000	2,000
FOB	0.150%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 1.500% due 08/31/2018	(2,043)	2,000	2,000
GRE	0.130%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 4.625% due 02/15/2017	(2,043)	2,000	2,000
JPS	0.140%	06/30/2014	07/01/2014	4,000	U.S. Treasury Notes 0.750% due 02/28/2018	(4,092)	4,000	4,000
MBC	0.150%	06/30/2014	07/01/2014	3,000	U.S. Treasury Notes 0.625% due 11/30/2017	(3,063)	3,000	3,000
MSC	0.150%	06/30/2014	07/01/2014	2,000	U.S. Treasury Bonds 2.875% due 05/15/2043	(2,043)	2,000	2,000
RDR	0.140%	06/30/2014	07/01/2014	9,900	U.S. Treasury Notes 2.625% due 08/15/2020	(10,106)	9,900	9,900
TDM	0.140%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 2.000% due 11/15/2021	(2,049)	2,000	2,000

Total Repurchase Agreements						$(33,848)	$33,086	$33,086

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (1)
Global/Master Repurchase Agreement
BCY	$2,000	$0	$0	$0	$2,000	$(2,041)	$(41)
BOS	2,000	0	0	0	2,000	(2,041)	(41)
BSN	2,000	0	0	0	2,000	(2,043)	(43)
FOB	2,000	0	0	0	2,000	(2,043)	(43)
GRE	2,000	0	0	0	2,000	(2,043)	(43)
GSC	2,000	0	0	0	2,000	(2,092)	(92)
JPS	4,000	0	0	0	4,000	(4,092)	(92)
MBC	3,000	0	0	0	3,000	(3,063)	(63)
MSC	2,000	0	0	0	2,000	(2,043)	(43)
RDR	9,900	0	0	0	9,900	(10,106)	(206)
SSB	186	0	0	0	186	(192)	(6)
TDM	2,000	0	0	0	2,000	(2,049)	(49)

Total Borrowings and Other Financing Transactions	$33,086	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 5, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Money Market Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$7,196	$0	$7,196
Government Agency Repurchase Agreements	0	2,186	0	2,186
Treasury Debt	0	811	0	811
Treasury Repurchase Agreements	0	30,900	0	30,900

Total Investments	$0	$41,093	$0	$41,093

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or

SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements (Cont.)

annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

The Portfolio’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the

SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements (Cont.)

same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. Pacific Investment Management Company LLC (“PIMCO”), as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged, or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s Supervisory and Administrative Fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2014, the recoverable amount to PIMCO was $1,285,334.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,694	$1,694	2,625	$2,625
Administrative Class	2,290	2,290	6,516	6,516
Issued as reinvestment of distributions
Institutional Class	1	1	11	11
Administrative Class	1	1	17	17
Cost of shares redeemed
Institutional Class	(1,246)	(1,246)	(7,087)	(7,087)
Administrative Class	(5,312)	(5,312)	(8,868)	(8,868)
Net increase (decrease) resulting from Portfolio share transactions	(2,572)	$(2,572)	(6,786)	$(6,786)

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 70% of the Portfolio.

10. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

11. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of

June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$41,093	$0	$0	$0

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

18	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	MSC	Morgan Stanley & Co., Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RDR	RBC Dain Rausher, Inc.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

Currency Abbreviations:
USD (or $)	United States Dollar

SEMIANNUAL REPORT	JUNE 30, 2014	19

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT53SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Money Market Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk, and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Treasury Repurchase Agreements	75.2%
Government Agency Debt	17.5%
Government Agency Repurchase Agreements	5.3%
Treasury Debt	2.0%
†	% of Investments, at value as of 06/30/14

Average Annual Total Return for the period ended June 30, 2014
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Money Market Portfolio Institutional Class	0.00%	0.00%	0.00%	0.06%	0.05%	1.60%	1.92%
Citi 3-Month Treasury Bill Index±	—	—	0.02%	0.04%	0.08%	1.54%	1.91%	**
Lipper Money Market Fund Index±±	—	—	0.01%	0.01%	0.02%	1.50%	1.79%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.33% for Institutional Class shares.

Money market funds are not insured or guaranteed by Federal Deposit Insurance Corporation (FDIC) or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

± Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper, Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,000.00	$1,024.50
Expenses Paid During Period†	$0.30	$0.30
Net Annualized Expense Ratio††	0.06%	0.06%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 6 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity decreased slightly over the reporting period in order to reduce sensitivity to shifts in interest rates.

»	The Portfolio increased its exposure to Agency mortgage-backed securities as they provided incremental yield above short-dated U.S. Treasuries during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^
Total income from investment operations	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^
Dividends from net investment income	(0.00	)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^
Total distributions	(0.00	)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%		0.06%	0.06%	0.06%	0.05%	0.14%
Net assets end of year or period (000s)	$17,539		$17,089	$21,549	$203,934	$211,196	$210,746
Ratio of expenses to average net assets	0.06	%*	0.13%	0.17%	0.11%	0.22%	0.31%
Ratio of expenses to average net assets excluding waivers	0.32	%*	0.33%	0.32%	0.32%	0.32%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.06	%*	0.12%	0.17%	0.11%	0.22%	0.31%
Ratio of expenses to average net assets excluding interest expense and waivers	0.32	%*	0.32%	0.32%	0.32%	0.32%	0.35%
Ratio of net investment income to average net assets	0.01	%*	0.00%	0.04%	0.04%	0.04%	0.10%

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$41,093
Receivable for Portfolio shares sold	20
Interest receivable	4
41,117

Liabilities:
Payable for Portfolio shares redeemed	$28
Accrued investment advisory fees	3
31

Net Assets	$41,086

Net Assets Consist of:
Paid in capital	$41,083
Accumulated undistributed net realized gain	3
$41,086

Net Assets:
Institutional Class	$17,539
Administrative Class	23,547

Shares Issued and Outstanding:
Institutional Class	17,537
Administrative Class	23,544

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments in Securities	$41,093

* Includes repurchase agreements of:	$33,086

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$16
Total Income	16

Expenses:
Investment advisory fees	25
Supervisory and administrative fees	41
Miscellaneous expense	1
Total Expenses	67
Waiver and/or Reimbursement by PIMCO	(53)
Net Expenses	14

Net Investment Income	2

Net Realized Gain:
Investments in securities	3
Net Realized Gain	3

Net Increase in Net Assets Resulting from Operations	$5

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$2	$1
Net realized gain	3	6
Net increase resulting from operations	5	7

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(11)
Administrative Class	(1)	(17)

Total Distributions	(2)	(28)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(2,572)	(6,786)

Total (Decrease) in Net Assets	(2,569)	(6,807)

Net Assets:
Beginning of period	43,655	50,462
End of period*	$41,086	$43,655

* Including undistributed (overdistributed) net investment income of:	$0	$0

**	See Note 9 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Money Market Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

SHORT-TERM INSTRUMENTS 100.0%

GOVERNMENT AGENCY DEBT 17.5%
Federal Home Loan Bank
0.122% due 03/06/2015	$5,700	$5,695
0.125% due 12/30/2014	600	600
Freddie Mac
1.000% due 08/27/2014	900	901

		7,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 5.3%
		$2,186

TREASURY DEBT 2.0%
U.S. Treasury Bills
0.046% due 10/30/2014	$260	260
U.S. Treasury Notes
0.250% due 02/28/2015	150	150
0.250% due 03/31/2015	400	401

		811

MARKET VALUE (000S)
TREASURY REPURCHASE AGREEMENTS (a) 75.2%
$30,900

Total Short-Term Instruments (Cost $41,093)	41,093

Total Investments in Securities (Cost $41,093)	41,093

Total Investments 100.0% (Cost $41,093)	$41,093

Other Assets and Liabilities, net (0.0)%	(7)

Net Assets 100.0%	$41,086

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
GSC	0.200%	06/30/2014	07/01/2014	$2,000	Freddie Mac 5.500% due 05/01/2040	$(2,092)	$2,000	$2,000
SSB	0.000%	06/30/2014	07/01/2014	186	Freddie Mac 2.000% due 01/30/2023	(192)	186	186

Treasury Repurchase Agreements
BCY	0.130%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 2.000% due 02/28/2021	(2,041)	2,000	2,000
BOS	0.140%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 1.625% due 06/30/2019	(2,041)	2,000	2,000
BSN	0.130%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 1.375% due 09/30/2018	(2,043)	2,000	2,000
FOB	0.150%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 1.500% due 08/31/2018	(2,043)	2,000	2,000
GRE	0.130%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 4.625% due 02/15/2017	(2,043)	2,000	2,000
JPS	0.140%	06/30/2014	07/01/2014	4,000	U.S. Treasury Notes 0.750% due 02/28/2018	(4,092)	4,000	4,000
MBC	0.150%	06/30/2014	07/01/2014	3,000	U.S. Treasury Notes 0.625% due 11/30/2017	(3,063)	3,000	3,000
MSC	0.150%	06/30/2014	07/01/2014	2,000	U.S. Treasury Bonds 2.875% due 05/15/2043	(2,043)	2,000	2,000
RDR	0.140%	06/30/2014	07/01/2014	9,900	U.S. Treasury Notes 2.625% due 08/15/2020	(10,106)	9,900	9,900
TDM	0.140%	06/30/2014	07/01/2014	2,000	U.S. Treasury Notes 2.000% due 11/15/2021	(2,049)	2,000	2,000

Total Repurchase Agreements						$(33,848)	$33,086	$33,086

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (1)
Global/Master Repurchase Agreement
BCY	$2,000	$0	$0	$0	$2,000	$(2,041)	$(41)
BOS	2,000	0	0	0	2,000	(2,041)	(41)
BSN	2,000	0	0	0	2,000	(2,043)	(43)
FOB	2,000	0	0	0	2,000	(2,043)	(43)
GRE	2,000	0	0	0	2,000	(2,043)	(43)
GSC	2,000	0	0	0	2,000	(2,092)	(92)
JPS	4,000	0	0	0	4,000	(4,092)	(92)
MBC	3,000	0	0	0	3,000	(3,063)	(63)
MSC	2,000	0	0	0	2,000	(2,043)	(43)
RDR	9,900	0	0	0	9,900	(10,106)	(206)
SSB	186	0	0	0	186	(192)	(6)
TDM	2,000	0	0	0	2,000	(2,049)	(49)

Total Borrowings and Other Financing Transactions	$33,086	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 5, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Money Market Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$7,196	$0	$7,196
Government Agency Repurchase Agreements	0	2,186	0	2,186
Treasury Debt	0	811	0	811
Treasury Repurchase Agreements	0	30,900	0	30,900

Total Investments	$0	$41,093	$0	$41,093

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or

SEMIANNUAL REPORT	JUNE 30, 2014	13

Notes to Financial Statements (Cont.)

annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

The Portfolio’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the

SEMIANNUAL REPORT	JUNE 30, 2014	15

Notes to Financial Statements (Cont.)

same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. Pacific Investment Management Company LLC (“PIMCO”), as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged, or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s Supervisory and Administrative Fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2014, the recoverable amount to PIMCO was $1,285,334.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,694	$1,694	2,625	$2,625
Administrative Class	2,290	2,290	6,516	6,516
Issued as reinvestment of distributions
Institutional Class	1	1	11	11
Administrative Class	1	1	17	17
Cost of shares redeemed
Institutional Class	(1,246)	(1,246)	(7,087)	(7,087)
Administrative Class	(5,312)	(5,312)	(8,868)	(8,868)
Net increase (decrease) resulting from Portfolio share transactions	(2,572)	$(2,572)	(6,786)	$(6,786)

SEMIANNUAL REPORT	JUNE 30, 2014	17

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 70% of the Portfolio.

10. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

11. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of

June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$41,093	$0	$0	$0

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

18	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	MSC	Morgan Stanley & Co., Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RDR	RBC Dain Rausher, Inc.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

Currency Abbreviations:
USD (or $)	United States Dollar

SEMIANNUAL REPORT	JUNE 30, 2014	19

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT55SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Real Return Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	60.3%
Short-Term Instruments‡	19.5%
Sovereign Issues	9.4%
Corporate Bonds & Notes	5.4%
Mortgage-Backed Securities	2.4%
Other	3.0%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Real Return Portfolio Administrative Class	6.52%	5.29%	6.52%	5.40%	7.16%
Barclays U.S. TIPS Index±	5.83%	4.44%	5.55%	5.25%	6.75%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.70% for Administrative Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,065.20	$1,021.42
Expenses Paid During Period†	$3.48	$3.41
Net Annualized Expense Ratio	0.68%	0.68%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance as real yields fell in the U.S during the reporting period.

»	An overweight to Australian real duration (or sensitivity to changes in real interest rates) benefited relative performance as Australian real yields fell during the reporting period.

»	An overweight to Italian real duration benefited relative performance as Italian real yields fell during the reporting period.

»	Short exposure to longer-maturity nominal U.S. interest rates detracted from relative performance as nominal yields fell at the long end of the yield curve during the reporting period.

»	Short exposure to nominal Japanese interest rates detracted from relative performance as Japanese rates fell during the reporting period.

»	Exposure to select non-Agency residential mortgage-backed securities benefited relative returns as prices on these securities generally increased during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$12.60		$14.25	$13.95	$13.14	$12.44	$11.26
Net investment income (a)	0.22		0.08	0.21	0.28	0.20	0.40
Net realized/unrealized gain (loss)	0.60		(1.40)	1.02	1.24	0.81	1.64
Total income (loss) from investment operations	0.82		(1.32)	1.23	1.52	1.01	2.04
Dividends from net investment income	(0.13)		(0.23)	(0.16)	(0.29)	(0.19)	(0.38)
Distributions from net realized capital gains	0.00		(0.10)	(0.77)	(0.42)	(0.12)	(0.48)
Total distributions	(0.13)		(0.33)	(0.93)	(0.71)	(0.31)	(0.86)
Net asset value end of year or period	$13.29		$12.60	$14.25	$13.95	$13.14	$12.44
Total return	6.52%		(9.22)%	8.75%	11.66%	8.10%	18.36%
Net assets end of year or period (000s)	$2,617,771		$2,754,082	$3,626,656	$2,976,467	$2,293,424	$1,747,803
Ratio of expenses to average net assets	0.68	%*	0.70%	0.70%	0.65%	0.66%	0.72%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.40	%*	0.61%	1.47%	2.02%	1.54%	3.30%
Portfolio turnover rate	29	%**	34%**	46%**	381%**	489%**	689%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$4,335,047
Investments in Affiliates	745,775
Financial Derivative Instruments
Exchange-traded or centrally cleared	165
Over the counter	12,245
Cash	1,785
Deposits with counterparty	450
Foreign currency, at value	2,426
Receivable for investments sold	511,034
Receivable for investments in Affiliates sold	250,000
Receivable for investments sold on a delayed-delivery basis	68,522
Receivable for Portfolio shares sold	963
Interest receivable	20,378
Dividends receivable from Affiliates	75
Other assets	614
5,949,479

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$2,188,651
Payable for short sales	179,867
Financial Derivative Instruments
Exchange-traded or centrally cleared	708
Over the counter	20,663
Payable for investments purchased	190,274
Payable for investments in Affiliates purchased	75
Deposits from counterparty	16,186
Payable for Portfolio shares redeemed	75,963
Accrued investment advisory fees	661
Accrued supervisory and administrative fees	661
Accrued distribution fees	98
Accrued servicing fees	319
Other liabilities	4
2,674,130

Net Assets	$3,275,349

Net Assets Consist of:
Paid in capital	$3,269,143
Undistributed net investment income	43,819
Accumulated net realized (loss)	(32,107)
Net unrealized (depreciation)	(5,506)
$3,275,349

Net Assets:
Institutional Class	$155,471
Administrative Class	2,617,771
Advisor Class	502,107

Shares Issued and Outstanding:
Institutional Class	11,699
Administrative Class	196,982
Advisor Class	37,782

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.29
Administrative Class	13.29
Advisor Class	13.29

Cost of Investments in Securities	$4,325,240
Cost of Investments in Affiliates	$745,700
Cost of Foreign Currency Held	$2,412
Proceeds Received on Short Sales	$179,609
Cost or Premiums of Financial Derivative Instruments, net	$(2,384)

* Includes repurchase agreements of:	$153,000

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest, net of foreign taxes*	$67,410
Dividends from Investments in Affiliates	218
Total Income	67,628

Expenses:
Investment advisory fees	4,107
Supervisory and administrative fees	4,107
Servicing fees - Administrative Class	2,001
Distribution and/or servicing fees - Advisor Class	593
Trustee fees	14
Interest expense	555
Total Expenses	11,377

Net Investment Income	56,251

Net Realized Gain (Loss):
Investments in securities	3,327
Investments in Affiliates	(162)
Exchange-traded or centrally cleared financial derivative instruments	(1,670)
Over the counter financial derivative instruments	4,556
Foreign currency	(695)
Net Realized Gain	5,356

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	167,712
Investments in Affiliates	307
Exchange-traded or centrally cleared financial derivative instruments	(18,281)
Over the counter financial derivative instruments	(1,672)
Foreign currency assets and liabilities	208
Net Change in Unrealized Appreciation	148,274
Net Gain	153,630

Net Increase in Net Assets Resulting from Operations	$209,881

* Foreign tax withholdings	$4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$56,251	$23,083
Net realized gain (loss)	5,356	(18,406)
Net change in unrealized appreciation (depreciation)	148,274	(378,198)
Net increase (decrease) resulting from operations	209,881	(373,521)

Distributions to Shareholders:
From net investment income
Institutional Class	(1,578)	(2,704)
Administrative Class	(26,458)	(50,366)
Advisor Class	(4,597)	(7,941)
From net realized capital gains
Institutional Class	0	(1,049)
Administrative Class	0	(22,319)
Advisor Class	0	(3,733)

Total Distributions	(32,633)	(88,112)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(255,690)	(382,531)

Total (Decrease) in Net Assets	(78,442)	(844,164)

Net Assets:
Beginning of period	3,353,791	4,197,955
End of period*	$3,275,349	$3,353,791

* Including undistributed net investment income of:	$43,819	$20,201

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Six Months Ended June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Real Return Portfolio

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$209,881

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(1,163,006)
Proceeds from sales of long-term securities	1,158,195
Proceeds from sales of short-term portfolio investments, net	845,695
Decrease in deposits with counterparty	3,204
(Increase) in receivable for investments sold	(829,556)
(Increase) in interest and dividends receivable	(2,763)
(Increase) in exchange-traded or centrally cleared derivatives	(17,562)
Decrease in over the counter derivatives	5,194
Increase in payable for investments purchased	180,541
Increase in deposits from counterparty	9,286
(Decrease) in accrued investment advisory fees	(51)
(Decrease) in accrued supervisory and administrative fees	(51)
(Decrease) in accrued distribution fee	(1)
(Decrease) in accrued servicing fee	(33)
(Decrease) in reimbursement to PIMCO	(47)
Proceeds from short sales transactions, net	179,610
Payments on currency transactions	(487)
Increase in other liabilities	4
Net Realized (Gain) Loss
Investments in securities	(3,327)
Investments in Affiliates	162
Exchange-traded or centrally cleared financial derivative instruments	1,670
Over the counter financial derivative instruments	(4,556)
Foreign currency	695
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(167,712)
Investments in Affiliates	(307)
Exchange-traded or centrally cleared financial derivative instruments	18,281
Over the counter financial derivative instruments	1,672
Foreign currency assets and liabilities	(208)
Net amortization (accretion) on investments	5,011
Net cash provided by operating activities	429,434

Cash flows (used for) financing activities:
Proceeds from shares sold	212,987
Payments on shares redeemed	(403,106)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	251,247
Payments on reverse repurchase agreements	(251,247)
Proceeds from sale-buyback transactions	5,879,672
Payments on sale-buyback transactions	(6,117,397)
Net cash (used for) financing activities	(427,844)

Net Increase in Cash and Foreign Currency	1,590

Cash and Foreign Currency:
Beginning of period	2,621
End of period	$4,211

* Reinvestment of dividends	$32,633

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Real Return Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.3%

CORPORATE BONDS & NOTES 8.3%

BANKING & FINANCE 6.8%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,800	$1,825
4.625% due 06/26/2015		1,900	1,964
5.500% due 02/15/2017		2,500	2,714
6.750% due 12/01/2014		2,000	2,050
8.300% due 02/12/2015		100	104
Banco Santander Chile
1.828% due 01/19/2016		8,200	8,282
Bankia S.A.
0.532% due 01/25/2016	EUR	1,300	1,761
3.500% due 12/14/2015		8,600	12,263
3.500% due 01/17/2019		3,200	4,660
BBVA Bancomer S.A.
6.500% due 03/10/2021		$600	679
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,100	10,837
BNP Paribas S.A.
0.533% due 11/07/2015		23,600	23,601
BPCE S.A.
0.796% due 11/18/2016		13,700	13,740
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,700	3,789
2.875% due 05/19/2016		7,100	9,968
Citigroup, Inc.
0.745% due 05/01/2017		$32,900	32,895
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.558% due 04/28/2017		32,900	32,975
4.000% due 09/10/2015	GBP	2,900	5,130
Credit Suisse Group AG
7.500% due 12/11/2023 (c)		$3,600	3,994
Depfa ACS Bank
3.875% due 11/14/2016	EUR	700	1,033
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,712
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	432
International Lease Finance Corp.
6.500% due 09/01/2014		$1,400	1,412
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,702
JPMorgan Chase & Co.
0.779% due 04/25/2018		21,900	21,920
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,130	5,304
15.000% due 12/21/2019	EUR	70	148
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		$100	20
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		349	370
SLM Corp.
6.250% due 01/25/2016		2,500	2,666
State Bank of India
2.378% due 01/21/2016		400	398
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		1,500	1,489
Westpac Banking Corp.
3.585% due 08/14/2014		4,300	4,317

			221,154

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.2%
Cardinal Health, Inc.
6.000% due 06/15/2017		$300	$338
Chesapeake Energy Corp.
3.479% due 04/15/2019		1,000	1,012
DISH DBS Corp.
7.125% due 02/01/2016		200	217
Dish DBS Corp.
7.750% due 05/31/2015		600	637
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,900	5,090

			7,294

UTILITIES 1.3%
BellSouth Corp.
4.182% due 04/26/2021		$31,900	32,823
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	3,180
Electricite de France
0.688% due 01/20/2017		$5,900	5,928
1.150% due 01/20/2017		1,800	1,801
RWE AG
7.000% due 03/20/2019 (c)	GBP	100	186

			43,918

Total Corporate Bonds & Notes (Cost $271,195)			272,366

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$690	592

Total Municipal Bonds & Notes (Cost $659)			592

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
0.217% due 12/25/2036		85	83
0.302% due 08/25/2034		124	123
0.502% due 07/25/2037 - 05/25/2042		146	146
0.592% due 05/25/2036		110	110
0.832% due 02/25/2041		4,004	4,057
1.324% due 07/01/2044 - 09/01/2044		66	68
2.269% due 05/25/2035		702	725
2.320% due 11/01/2024		11	11
5.295% due 10/01/2035		326	351
Freddie Mac
0.302% due 10/15/2020		772	772
0.382% due 02/15/2019		90	90
0.412% due 08/25/2031		68	66
0.602% due 08/15/2033 - 09/15/2042		14,959	14,965
1.319% due 02/25/2045		1,274	1,301
1.324% due 10/25/2044		4,115	4,188
2.370% due 01/01/2034		131	139
2.500% due 10/02/2019		19,600	19,698
5.520% due 12/01/2035		270	287
Ginnie Mae
0.453% due 03/20/2037		4,353	4,360
NCUA Guaranteed Notes
0.602% due 10/07/2020		3,280	3,298
0.712% due 12/08/2020		4,961	4,995
Small Business Administration
5.902% due 02/10/2018		288	313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.020% due 08/01/2028		$1,445	$1,646

Total U.S. Government Agencies (Cost $61,270)			61,792

U.S. TREASURY OBLIGATIONS 93.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)		108,430	111,323
0.125% due 04/15/2019 (e)		3,043	3,133
0.125% due 01/15/2022		233,343	234,920
0.125% due 07/15/2022 (e)		381,116	383,647
0.125% due 01/15/2023 (e)(g)		88,965	88,652
0.375% due 07/15/2023 (e)(g)(i)		125,526	127,928
0.500% due 04/15/2015 (e)(g)		39,548	40,137
0.625% due 07/15/2021		203,932	214,830
0.625% due 01/15/2024 (e)(g)		71,071	73,617
0.625% due 02/15/2043		11,589	10,506
0.750% due 02/15/2042		2,203	2,070
1.125% due 01/15/2021 (e)		77,614	84,087
1.250% due 07/15/2020 (e)(i)		189,942	208,216
1.375% due 01/15/2020 (e)		132,868	145,760
1.375% due 02/15/2044 (e)		66,630	73,153
1.625% due 01/15/2015 (e)(g)		111,393	113,269
1.625% due 01/15/2018 (e)		19,257	21,010
1.750% due 01/15/2028 (e)		103,899	119,566
1.875% due 07/15/2015 (e)		42,739	44,408
1.875% due 07/15/2019 (e)		7,672	8,637
2.000% due 07/15/2014 (e)(g)(i)		5,410	5,423
2.000% due 01/15/2016 (e)		90,717	95,686
2.000% due 01/15/2026 (e)		133,454	157,168
2.125% due 02/15/2040		32,134	40,825
2.375% due 01/15/2025 (e)		148,381	179,750
2.375% due 01/15/2027 (e)		139,506	171,124
2.500% due 01/15/2029 (e)		45,944	57,926
2.625% due 07/15/2017 (e)		5,497	6,156
3.625% due 04/15/2028 (e)		46,471	65,245
3.875% due 04/15/2029 (e)		119,742	174,945

Total U.S. Treasury Obligations (Cost $3,078,782)			3,063,117

MORTGAGE-BACKED SECURITIES 3.7%
American General Mortgage Loan Trust
5.150% due 03/25/2058		367	369
American Home Mortgage Investment Trust
1.822% due 09/25/2045		464	445
Arran Residential Mortgages Funding PLC
1.771% due 11/19/2047	EUR	19,206	26,610
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$420	459
Banc of America Funding Corp.
2.651% due 02/20/2036		1,091	1,100
2.938% due 01/20/2047 ^		498	390
Banc of America Mortgage Trust
2.628% due 06/25/2035		193	185
2.694% due 02/25/2036 ^		769	664
4.682% due 11/25/2034		93	90
6.500% due 09/25/2033		26	27
Banc of America Re-REMIC Trust
5.679% due 06/24/2050		1,523	1,652
5.679% due 02/17/2051		970	1,039
BCAP LLC Trust
5.208% due 03/26/2037		2,066	2,047
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		379	386
2.250% due 08/25/2035		308	313
2.410% due 10/25/2035		1,519	1,509
2.528% due 03/25/2035		138	140

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.568% due 01/25/2035		$645	$634
2.580% due 03/25/2035		550	560
2.684% due 03/25/2035		621	610
Bear Stearns Alt-A Trust
2.655% due 03/25/2036 ^		794	594
2.790% due 09/25/2035		2,721	2,395
Chase Mortgage Finance Trust
2.502% due 02/25/2037		93	93
Chaseflex Trust
6.000% due 02/25/2037 ^		694	597
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035		21	19
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		43	43
2.200% due 09/25/2035		234	236
2.280% due 09/25/2035		240	241
2.500% due 05/25/2035		62	61
2.500% due 10/25/2035		1,339	1,327
2.764% due 09/25/2037 ^		1,409	1,197
Commercial Mortgage Trust
3.156% due 07/10/2046		2,112	2,158
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		9,142	8,066
0.332% due 05/25/2047		248	216
0.333% due 02/20/2047		794	598
0.342% due 09/25/2046 ^		7,492	6,165
0.432% due 12/25/2035		41	37
1.123% due 12/25/2035		194	153
6.000% due 01/25/2037 ^		352	302
Countrywide Home Loan Mortgage Pass-Through Trust
2.510% due 05/20/2036		196	159
2.521% due 11/19/2033		42	41
5.500% due 08/25/2035		302	298
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		194	175
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,338	1,421
5.467% due 09/18/2039		1,428	1,525
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^		26	16
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		414	411
First Horizon Mortgage Pass-Through Trust
2.554% due 02/25/2035		1,563	1,572
2.612% due 08/25/2035		970	922
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	240	409
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		$395	359
0.422% due 11/25/2045		231	184
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,662
GSR Mortgage Loan Trust
2.657% due 09/25/2035		741	750
2.834% due 01/25/2035		490	484
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		122	109
0.435% due 02/19/2036		254	201
0.493% due 06/20/2035		135	130
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	5,265	7,213
IndyMac Mortgage Loan Trust
2.509% due 12/25/2034		$266	249
2.722% due 11/25/2035 ^		1,188	1,076
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		140	140
5.794% due 02/12/2051		1,300	1,444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.179% due 07/27/2037		$1,190	$1,028
2.625% due 07/25/2035		904	914
2.703% due 07/25/2035		425	433
2.745% due 08/25/2035 ^		535	516
2.779% due 08/25/2035		516	516
2.952% due 02/25/2035		492	490
5.109% due 09/25/2035		192	195
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		223	244
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		494	506
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031		237	238
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		235	226
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		600	554
0.402% due 11/25/2035		477	462
1.151% due 10/25/2035		356	342
1.572% due 10/25/2035		1,240	1,228
5.394% due 12/25/2035		358	341
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	222
Morgan Stanley Capital Trust
6.105% due 06/11/2049		588	651
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		799	764
Residential Accredit Loans, Inc. Trust
0.452% due 08/25/2035		178	144
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049		2,500	2,689
Sequoia Mortgage Trust
0.353% due 07/20/2036		1,775	1,712
0.855% due 10/19/2026		83	83
Structured Adjustable Rate Mortgage Loan Trust
0.630% due 06/25/2035		59	59
1.523% due 01/25/2035		180	147
2.467% due 02/25/2034		274	279
2.518% due 08/25/2035		246	233
5.500% due 12/25/2034		494	486
Structured Asset Mortgage Investments Trust
0.342% due 06/25/2036		123	101
0.362% due 04/25/2036		514	391
0.405% due 07/19/2035		1,685	1,619
0.485% due 10/19/2034		129	124
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		82	78
Swan Trust
3.960% due 04/25/2041	AUD	293	279
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,981
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		575	572
5.088% due 08/15/2041		432	431
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045		245	231
0.442% due 10/25/2045		1,456	1,379
0.853% due 01/25/2047		972	913
0.893% due 05/25/2047		569	504
0.933% due 12/25/2046		130	121
1.123% due 02/25/2046		201	190
1.323% due 11/25/2042		26	26
2.201% due 07/25/2046		857	783
2.201% due 11/25/2046		117	116
2.473% due 12/25/2035		273	258

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.126% due 08/25/2035		$257	$250
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 09/25/2034		114	117

Total Mortgage-Backed Securities (Cost $115,468)			120,843

ASSET-BACKED SECURITIES 2.7%
Access Group, Inc.
1.529% due 10/27/2025		7,565	7,625
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	1,973	2,677
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034		$1,021	956
Bear Stearns Asset-Backed Securities Trust
0.812% due 10/25/2032		18	18
BlueMountain CLO Ltd.
0.694% due 11/15/2017		500	494
Carlyle High Yield Partners Ltd.
0.453% due 04/19/2022		1,476	1,444
Citibank Omni Master Trust
2.902% due 08/15/2018		28,100	28,192
Citigroup Mortgage Loan Trust, Inc.
0.232% due 01/25/2037		214	135
College Loan Corp. Trust
0.479% due 01/25/2024		800	780
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		14	15
Countrywide Asset-Backed Certificates
0.332% due 07/25/2036		2,725	2,670
0.400% due 04/25/2036		152	149
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		98	55
Equity One Mortgage Pass-Through Trust
0.452% due 04/25/2034		90	78
First Franklin Mortgage Loan Trust
0.832% due 11/25/2035		9,765	9,515
GSAMP Trust
0.222% due 12/25/2036		114	62
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		9	5
Magi Funding PLC
0.677% due 04/11/2021	EUR	735	998
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037		$26	7
0.272% due 02/25/2037		419	195
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036		14	7
Nautique Funding Ltd.
0.476% due 04/15/2020		598	592
Nelnet Student Loan Trust
0.929% due 07/25/2018		137	138
North Carolina State Education Assistance Authority
0.679% due 10/26/2020		1,791	1,792
NYLIM Flatiron CLO Ltd.
0.445% due 08/08/2020		398	394
Park Place Securities, Inc.
0.412% due 09/25/2035		27	27
Penta CLO S.A.
0.614% due 06/04/2024	EUR	3,970	5,356
RAAC Trust
0.342% due 09/25/2045		$586	580
Renaissance Home Equity Loan Trust
0.912% due 12/25/2032		65	62
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		380	138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.269% due 04/25/2019		$8,800	$8,743
0.679% due 01/25/2017		303	303
1.729% due 04/25/2023		10,565	10,936
Soundview Home Loan Trust
0.212% due 11/25/2036		60	24
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		614	598
Symphony CLO Ltd.
0.464% due 05/15/2019		2,949	2,928
Wood Street CLO BV
0.666% due 03/29/2021	EUR	319	434

Total Asset-Backed Securities (Cost $87,204)			89,122

SOVEREIGN ISSUES 14.6%
Australia Government Bond
5.500% due 04/21/2023	AUD	1,500	1,633
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,539
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	225,400	77,443
0.000% due 01/01/2018		38,500	11,771
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		147,559	61,190
10.000% due 01/01/2025		100	40
Colombian TES
3.000% due 03/25/2033 (b)	COP	6,447,722	3,008
France Government Bond
0.250% due 07/25/2018 (b)	EUR	8,134	11,557
Hellenic Republic Government International Bond
4.500% due 07/03/2017	JPY	300,000	2,844
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	9,123	13,151
2.100% due 09/15/2016 (b)		2,039	2,912
2.100% due 09/15/2021 (b)		4,780	7,041
2.250% due 04/22/2017 (b)		3,605	5,140
2.350% due 09/15/2024 (b)		27,711	40,665
2.550% due 10/22/2016 (b)		1,602	2,285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 09/15/2026 (b)	EUR	638	$1,000
4.750% due 09/15/2016		1,800	2,684
5.500% due 11/01/2022		900	1,512
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	5,100	6,369
2.750% due 11/20/2025		14,000	17,996
New Zealand Government CPI Linked Bond
3.000% due 09/20/2030	NZD	6,000	5,468
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	83,864	120,957
Slovenia Government International Bond
4.700% due 11/01/2016		6,400	9,501
Spain Government International Bond
3.800% due 04/30/2024		15,300	22,975
5.400% due 01/31/2023		29,400	49,490
Xunta de Galicia
6.131% due 04/03/2018		50	80

Total Sovereign Issues (Cost $463,510)			480,251

SHORT-TERM INSTRUMENTS 7.6%

CERTIFICATES OF DEPOSIT 1.9%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$33,250	33,252
1.075% due 05/16/2016		14,250	14,251
China Construction Bank Corp.
1.700% due 04/16/2015		4,400	4,411
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		11,100	11,100

			63,014

REPURCHASE AGREEMENTS (d) 4.7%
			153,000

GREECE TREASURY BILLS 0.9%
2.503% due 07/18/2014 - 08/18/2014 (a)	EUR	20,800	28,441

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.071% due 08/21/2014 - 03/05/2015 (a)(e)(g)(i)	$2,510	$2,509

Total Short-Term Instruments (Cost $247,152)		246,964

Total Investments in Securities (Cost $4,325,240)		4,335,047

	SHARES
INVESTMENTS IN AFFILIATES 22.8%

SHORT-TERM INSTRUMENTS 22.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.8%
PIMCO Short-Term Floating NAV Portfolio	1,039	10
PIMCO Short-Term Floating NAV Portfolio III	74,636,166	745,765

Total Short-Term Instruments (Cost $745,700)		745,775

Total Investments in Affiliates (Cost $745,700)		745,775

Total Investments 155.1% (Cost $5,070,940)		$5,080,822

Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(2,384))		(8,961)

Other Assets and Liabilities, net (54.8%)		(1,796,512)

Net Assets 100.0%		$3,275,349

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.090%	06/27/2014	07/03/2014	$153,000	U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028	$(156,029)	$153,000	$153,002

Total Repurchase Agreements						$(156,029)	$153,000	$153,002

(1)	Includes accrued interest.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	05/30/2014	07/08/2014	$(21,384)	$(21,406)
	0.140%	06/04/2014	07/23/2014	(22,648)	(22,700)
	0.140%	06/27/2014	07/03/2014	(153,506)	(153,552)
	0.141%	06/04/2014	07/23/2014	(7,481)	(7,459)
	0.150%	06/05/2014	07/07/2014	(722)	(722)
	0.190%	06/16/2014	07/16/2014	(3,302)	(3,307)
	0.190%	06/18/2014	07/09/2014	(355)	(356)
	0.191%	06/16/2014	07/16/2014	(3,554)	(3,541)
	0.200%	06/24/2014	07/03/2014	(634,335)	(634,545)
BPG	0.110%	04/23/2014	07/10/2014	(79,155)	(79,302)
	0.130%	05/27/2014	07/14/2014	(2,523)	(2,528)
	0.131%	05/16/2014	07/17/2014	(29,289)	(29,163)
	0.150%	06/04/2014	07/08/2014	(8,679)	(8,687)
	0.150%	06/06/2014	07/10/2014	(2,490)	(2,494)
	0.150%	06/09/2014	07/10/2014	(29,399)	(29,437)
	0.160%	07/01/2014	07/03/2014	(6,760)	(6,762)
FOB	0.200%	06/19/2014	07/03/2014	(129,773)	(129,812)
MSC	0.130%	05/07/2014	07/11/2014	(32,695)	(32,755)
	0.130%	05/19/2014	07/14/2014	(28,479)	(28,541)
	0.131%	05/15/2014	07/15/2014	(8,872)	(8,837)
	0.200%	06/16/2014	07/07/2014	(6,500)	(6,505)
	0.280%	06/27/2014	07/03/2014	(54,374)	(54,388)
TDM	0.100%	06/16/2014	07/03/2014	(4,689)	(4,690)
	0.100%	06/20/2014	07/11/2014	(4,903)	(4,910)
	0.110%	01/27/2014	07/28/2014	(186,644)	(187,171)
	0.110%	04/25/2014	07/10/2014	(28,771)	(28,822)
	0.110%	04/28/2014	07/25/2014	(8,861)	(8,896)
	0.110%	05/22/2014	07/22/2014	(45,976)	(46,131)
	0.111%	01/27/2014	07/28/2014	(72,607)	(72,261)
	0.111%	04/24/2014	07/24/2014	(4,382)	(4,373)
	0.111%	04/28/2014	07/25/2014	(34,934)	(34,858)
	0.111%	05/21/2014	07/17/2014	(2,373)	(2,366)
	0.111%	05/22/2014	07/22/2014	(22,187)	(22,090)
	0.111%	06/20/2014	07/28/2014	(99,322)	(98,861)
	0.120%	05/23/2014	07/11/2014	(760)	(761)
	0.130%	05/29/2014	07/14/2014	(197,728)	(198,145)
	0.140%	05/30/2014	07/08/2014	(36,734)	(36,771)
	0.181%	06/17/2014	07/17/2014	(1,065)	(1,062)
	0.200%	06/19/2014	07/03/2014	(169,630)	(169,684)

Total Sale-Buyback Transactions					$(2,188,651)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $865,582 at a weighted average interest rate of 0.127%.

(3)	Payable for sale-buyback transactions includes $2,894 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
BOA	Fannie Mae	4.000%	08/01/2044	$ 73,000	$(77,087)	$(77,195)
DEU	Fannie Mae	4.000%	08/01/2044	13,000	(13,741)	(13,747)
FOB	Fannie Mae	4.000%	07/01/2044	45,000	(47,592)	(47,728)
	Fannie Mae	4.000%	08/01/2044	21,000	(22,206)	(22,207)
GSC	U.S. Treasury Inflation Protected Securities	0.125%	04/15/2019	3,037	(3,113)	(3,128)
MSC	Fannie Mae	4.000%	08/01/2044	15,000	(15,870)	(15,862)

					$(179,609)	$(179,867)

Total Short Sales					$(179,609)	$(179,867)

(4)	Payable for short sales includes $1 of accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(e)	Securities with an aggregate market value of $2,198,913 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$153,002	$0	$0	$0	$153,002	$(65,562)	$87,440

Master Securities Forward Transaction Agreement
BCY	0	0	(847,588)	0	(847,588)	841,233	(6,355)
BOA	0	0	0	(77,195)	(77,195)	0	(77,195)
BPG	0	0	(158,373)	0	(158,373)	157,607	(766)
DEU	0	0	0	(13,747)	(13,747)	0	(13,747)
FOB	0	0	(129,812)	(69,935)	(199,747)	129,898	(69,849)
GSC	0	0	0	(3,128)	(3,128)	350	(2,778)
MSC	0	0	(131,026)	(15,862)	(146,888)	130,752	(16,136)
TDM	0	0	(921,852)	0	(921,852)	919,278	(2,574)

Total Borrowings and Other Financing Transactions	$153,002	$0	$(2,188,651)	$(179,867)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,253	$(296)	$88	$0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	872	(412)	68	0

Total Futures Contracts				$(708)	$156	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe 21 5-Year Index	(1.000%	)	06/20/2019	EUR 4,250	$(109)	$(7)	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$	594	$52	$2	$0	$(1)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024	EUR	1,400	(1)	31	0	(3)

					$51	$33	$0	$(4)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	43,100	$4,641	$1,680	$0	$(231)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		51,900	(2,049)	(4,407)	0	(309)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		22,400	(2,001)	(962)	0	(139)
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	3,800	(329)	(298)	3	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		29,600	(5,119)	(3,282)	0	(19)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,070,000	(2,495)	(1,953)	0	(6)

						$(7,352)	$(9,222)	$3	$(704)

Total Swap Agreements						$(7,410)	$(9,196)	$9	$(708)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $13,696 and cash of $450 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$156	$9	$165	$0	$0	$(708)	$(708)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	43,308	$	17,942	$0	$(1,658)
	07/2014	$	19,663	BRL	43,308	0	(62)
	07/2014		13,775	GBP	8,115	113	0
	07/2014		5,261	NZD	6,044	31	0
	08/2014	EUR	24,477	$	33,333	0	(187)
	08/2014	GBP	8,115		13,771	0	(113)
	08/2014	NZD	6,044		5,245	0	(30)
	08/2014	$	5,437	BRL	12,272	65	0
	01/2015	BRL	12,793	$	5,437	0	(66)

BPS	07/2014	AUD	36,831		34,006	0	(724)
	07/2014	EUR	1,805	PLN	7,635	37	0
	07/2014		261,847	$	357,146	0	(1,401)
	07/2014	GBP	8,115		13,664	0	(224)
	07/2014	$	8,601	EUR	6,338	78	0

BRC	07/2014	JPY	289,900	$	2,826	0	(36)
	07/2014	$	33,590	EUR	24,618	119	0
	08/2014	BRL	5,224	$	2,190	0	(152)
	08/2014	EUR	36,615		49,833	0	(310)

CBK	07/2014	$	1,888	AUD	2,040	36	0
	01/2015	BRL	88		$38	0	0

DUB	07/2014	EUR	7,664		10,437	0	(58)
	07/2014	$	32,816	AUD	34,791	0	(10)
	07/2014		351,422	EUR	258,569	2,637	0
	07/2014		8,792	INR	533,425	73	(18)
	08/2014	AUD	34,791	$	32,736	10	0
	08/2014	EUR	257,751		350,352	0	(2,632)
	08/2014	$	4,725	AUD	5,021	0	(1)

FBF	07/2014	BRL	45,042	$	20,450	65	0
	07/2014	$	19,923	BRL	45,042	463	0
	07/2014		1,336	INR	81,670	19	0
	08/2014		10,535	BRL	24,097	269	0
	10/2014	COP	4,270,449	$	2,223	0	(32)
	01/2015	BRL	72,517		30,458	0	(733)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	07/2014	BRL	60,792	$	27,601	$87	$0
	07/2014	EUR	17,206		23,408	0	(153)
	07/2014	JPY	3,655,000		35,983	0	(96)
	07/2014	$	26,828	BRL	60,792	686	0
	07/2014		5,000	INR	306,700	87	0
	08/2014		8,650	MXN	113,945	100	0
	09/2014		30,817		401,899	0	(12)
	01/2015	BRL	63,966	$	26,828	0	(685)

HUS	07/2014	EUR	3,175	PLN	13,397	55	0
	07/2014	$	5,220	INR	319,882	86	0
	08/2014	BRL	13,600	$	5,602	0	(496)
	10/2014		13,097		5,469	0	(306)

JPM	07/2014		57,083		24,935	47	(947)
	07/2014	EUR	2,808		3,823	0	(22)
	07/2014	JPY	3,212,700		31,544	0	(170)
	07/2014	$	25,500	BRL	57,083	335	0
	07/2014		16,113	INR	968,453	93	(143)
	07/2014		70,478	JPY	7,157,600	176	0
	08/2014	BRL	89,899	$	38,890	0	(1,418)
	08/2014	JPY	7,157,600		70,494	0	(178)
	08/2014	$	12,712	BRL	28,717	164	0
	10/2014	BRL	11,544	$	4,821	0	(269)
	10/2014	$	104	ZAR	1,133	1	0
	10/2014	ZAR	12,988	$	1,184	0	(16)
	01/2015	BRL	29,940		12,712	0	(166)

MSC	07/2014		43,147		17,874	0	(1,654)
	07/2014	$	19,590	BRL	43,147	0	(62)
	08/2014	BRL	13,445		$5,531	0	(498)

UAG	07/2014		51,969		23,085	0	(436)
	07/2014	NZD	6,044		5,154	0	(138)
	07/2014	$	23,595	BRL	51,969	0	(75)
	07/2014		4,585	INR	281,198	79	0

Total Forward Foreign Currency Contracts						$6,011	$(16,387)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	12,300	$184	$18
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		41,200	573	73
								$757	$91

Total Purchased Options								$757	$91

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	24,600	$(185)	$(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		82,400	(573)	(46)

								$(758)	$(56)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$	31,500	$(100)	$(63)

BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014		17,000	(49)	(22)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		10,900	(37)	(5)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		10,400	(34)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		2,300	(7)	(1)

FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		24,500	(10)	(8)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	$	5,500	$(17)	$(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		3,900	(13)	(2)

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		10,100	(34)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		4,600	(17)	(2)

							$(318)	$(123)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(11)

CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(22)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(3)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	(33)	(2)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(16)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(219)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	(19)

						$(741)	$(292)

Total Written Options						$(1,817)	$(471)

(1)	YOY options may have a series of expirations.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	202	$1,125,500	7,600	$(5,390)
Sales	441	270,988	330,600	(3,605)
Closing Buys	0	(11,100)	(56,800)	450
Expirations	(202)	(1,205,388)	(83,800)	6,308
Exercised	(441)	(43,100)	(18,400)	420

Balance at End of Period	0	$136,900	179,200	$(1,817)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.830%	)	09/20/2015	0.050%	$ 2,000	$0	$(20)	$0	$(20)

DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.133%	300	0	(4)	0	(4)
	Marsh & McLennan Cos., Inc.	(0.600%	)	09/20/2015	0.050%	2,000	0	(14)	0	(14)

							$0	$(38)	$0	$(38)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$	8,200	$(421)	$306	$0	$(115)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		2,500	(43)	57	14	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		800	(66)	42	0	(24)

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		19,000	(958)	693	0	(265)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		1,100	(55)	40	0	(15)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		17,100	(296)	389	93	0

HUS	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,300	(110)	71	0	(39)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		100	(5)	4	0	(1)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%		300	(15)	11	0	(4)
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	1,900	(88)	38	0	(50)

							$(2,057)	$1,651	$107	$(513)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	34,200	$(44)	$2,042	$1,998	$0

BPS	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016	$	15,000	(4)	162	158	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		87,000	132	(1,332)	0	(1,200)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		30,300	495	(1,032)	0	(537)

BRC	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		17,900	0	127	127	0

CBK	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	1,200	15	66	81	0

DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		8,400	71	327	398	0

	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		1,300	16	71	87	0
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016	$	25,800	0	165	165	0
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		22,300	0	203	203	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		19,100	(8)	210	202	0
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		13,100	0	130	130	0
	Receive	3-Month USD-CPURNSA Index	1.930%	02/10/2017		9,200	0	103	103	0
	Receive	3-Month USD-CPURNSA Index	2.173%	11/01/2018		16,200	0	70	70	0

FBF	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	7,800	21	225	246	0

GLM	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016	$	79,500	(162)	715	553	0

	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		43,800	24	(692)	0	(668)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		73,000	0	325	325	0
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		26,500	49	49	98	0

MYC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	27,300	(13)	9	0	(4)

RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016	$	13,100	(39)	126	87	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		61,200	109	(954)	0	(845)

UAG	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	31,900	71	934	1,005	0

							$733	$2,049	$6,036	$(3,254)

Total Swap Agreements							$(1,324)	$3,662	$6,143	$(3,805)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $7,571 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$209	$0	$2,012	$2,221	$(2,116)	$(63)	$(159)	$(2,338)	$(117)	$0	$(117)
BPS	115	0	158	273	(2,349)	(38)	(1,737)	(4,124)	(3,851)	640	(3,211)
BRC	119	0	127	246	(498)	0	0	(498)	(252)	117	(135)
CBK	36	0	81	117	0	(34)	(265)	(299)	(182)	0	(182)
DUB	2,720	0	1,451	4,171	(2,719)	(18)	(33)	(2,770)	1,401	(1,620)	(219)
FBF	816	0	246	1,062	(765)	(8)	0	(773)	289	(260)	29
GLM	960	91	976	2,027	(946)	(56)	(668)	(1,670)	357	(790)	(433)
GST	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
HUS	141	0	0	141	(802)	0	(39)	(841)	(700)	531	(169)
JPM	816	0	0	816	(3,329)	(248)	(1)	(3,578)	(2,762)	2,690	(72)
MSB	0	0	0	0	0	0	0	0	0	2,207	2,207
MSC	0	0	0	0	(2,214)	0	0	(2,214)	(2,214)	0	(2,214)
MYC	0	0	0	0	0	0	(58)	(58)	(58)	19	(39)
RYL	0	0	87	87	0	0	(845)	(845)	(758)	1,072	314
UAG	79	0	1,005	1,084	(649)	0	0	(649)	435	(510)	(75)

Total Over the Counter	$6,011	$91	$6,143	$12,245	$(16,387)	$(471)	$(3,805)	$(20,663)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$156	$156
Swap Agreements	0	6	0	0	3	9

	$0	$6	$0	$0	$159	$165

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,011	$0	$6,011
Purchased Options	0	0	0	0	91	91
Swap Agreements	0	107	0	0	6,036	6,143

	$0	$107	$0	$6,011	$6,127	$12,245

	$0	$113	$0	$6,011	$6,286	$12,410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$4	$0	$0	$704	$708
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,387	$0	$16,387
Written Options	0	123	0	0	348	471
Swap Agreements	0	551	0	0	3,254	3,805

	$0	$674	$0	$16,387	$3,602	$20,663

	$0	$678	$0	$16,387	$4,306	$21,371

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$70	$70
Futures	0	0	0	0	1,851	1,851
Swap Agreements	0	152	0	0	(3,743)	(3,591)

	$0	$152	$0	$0	$(1,822)	$(1,670)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,987)	$0	$(3,987)
Purchased Options	0	0	0	0	(1,264)	(1,264)
Written Options	0	214	0	1,207	5,090	6,511
Swap Agreements	0	169	0	0	3,127	3,296

	$0	$383	$0	$(2,780)	$6,953	$4,556

	$0	$535	$0	$(2,780)	$5,131	$2,886

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$31	$31
Futures	0	0	0	0	3,055	3,055
Swap Agreements	0	26	0	0	(21,393)	(21,367)

	$0	$26	$0	$0	$(18,307)	$(18,281)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,601)	$0	$(9,601)
Purchased Options	0	0	0	0	(425)	(425)
Written Options	0	196	0	0	(2,070)	(1,874)
Swap Agreements	0	1,659	0	0	8,569	10,228

	$0	$1,855	$0	$(9,601)	$6,074	$(1,672)

	$0	$1,881	$0	$(9,601)	$(12,233)	$(19,953)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$221,154	$0	$221,154
Industrials	0	7,294	0	7,294
Utilities	0	43,918	0	43,918
Municipal Bonds & Notes
West Virginia	0	592	0	592
U.S. Government Agencies	0	61,792	0	61,792
U.S. Treasury Obligations	0	3,063,117	0	3,063,117
Mortgage-Backed Securities	0	120,843	0	120,843
Asset-Backed Securities	0	89,122	0	89,122
Sovereign Issues	0	480,251	0	480,251
Short-Term Instruments
Certificates of Deposit	0	63,014	0	63,014
Repurchase Agreements	0	153,000	0	153,000
Greece Treasury Bills	0	28,441	0	28,441
U.S. Treasury Bills	0	2,509	0	2,509
	$0	$4,335,047	$0	$4,335,047

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	745,775	0	0	745,775

Total Investments	$745,775	$4,335,047	$0	$5,080,822

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(176,739)	$0	$(176,739)
U.S. Treasury Obligations	0	(3,128)	0	(3,128)
	$0	$(179,867)	$0	$(179,867)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	156	09	0	165
Over the counter	0	12,245	0	12,245
	$156	$12,254	$0	$12,410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(708)	0	(708)
Over the counter	0	(20,371)	(292)	(20,663)
	$0	$(21,079)	$(292)	$(21,371)

Totals	$745,931	$4,146,355	$(292)	$4,891,994

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

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Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

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Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

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Notes to Financial Statements (Cont.)

significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S.

dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily

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settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities

(“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate

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Notes to Financial Statements (Cont.)

securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the

U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$854,125	$72,526	$(926,640)	$(62)	$61	$10	$27	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$684,977	$2,618,792	$(2,558,150)	$(100)	$246	$745,765	$191	$0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

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Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

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Notes to Financial Statements (Cont.)

equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate

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collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making”

ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

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Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

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Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$30,052	$75,877

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$505,246	$891,480	$626,279	$200,400

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,563	$20,276	3,426	$46,102
Administrative Class	9,267	120,276	35,473	482,183
Advisor Class	3,559	46,027	12,959	177,129
Issued as reinvestment of distributions
Institutional Class	120	1,578	293	3,753
Administrative Class	2,005	26,458	5,691	72,684
Advisor Class	348	4,597	917	11,674
Cost of shares redeemed
Institutional Class	(946)	(12,185)	(3,472)	(47,591)
Administrative Class	(32,863)	(427,071)	(77,119)	(1,038,926)
Advisor Class	(2,758)	(35,646)	(6,624)	(89,539)
Net increase (decrease) resulting from Portfolio share transactions	(19,705)	$(255,690)	(28,456)	$(382,531)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 45% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 16% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,074,535	$57,402	$(51,115)	$6,287

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
BPG	BNP Paribas Securities Corp.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
COP	Colombian Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	YOY	Year-Over-Year
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT57SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Real Return Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	60.3%
Short-Term Instruments‡	19.5%
Sovereign Issues	9.4%
Corporate Bonds & Notes	5.4%
Mortgage-Backed Securities	2.4%
Other	3.0%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO Real Return Portfolio Advisor Class	6.46%	5.19%	6.41%	5.27%
Barclays U.S. TIPS Index±	5.83%	4.44%	5.55%	5.18%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.80% for Advisor Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,064.60	$1,020.93
Expenses Paid During Period†	$3.99	$3.91
Net Annualized Expense Ratio	0.78%	0.78%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance as real yields fell in the U.S during the reporting period.

»	An overweight to Australian real duration (or sensitivity to changes in real interest rates) benefited relative performance as Australian real yields fell during the reporting period.

»	An overweight to Italian real duration benefited relative performance as Italian real yields fell during the reporting period.

»	Short exposure to longer-maturity nominal U.S. interest rates detracted from relative performance as nominal yields fell at the long end of the yield curve during the reporting period.

»	Short exposure to nominal Japanese interest rates detracted from relative performance as Japanese rates fell during the reporting period.

»	Exposure to select non-Agency residential mortgage-backed securities benefited relative returns as prices on these securities generally increased during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Advisor Class
Net asset value beginning of year or period	$12.60		$14.25	$13.95	$13.14	$12.44	$11.26
Net investment income (a)	0.22		0.08	0.17	0.24	0.17	0.39
Net realized/unrealized gain (loss)	0.59		(1.41)	1.04	1.27	0.82	1.64
Total income (loss) from investment operations	0.81		(1.33)	1.21	1.51	0.99	2.03
Dividends from net investment income	(0.12)		(0.22)	(0.14)	(0.28)	(0.17)	(0.37)
Distributions from net realized capital gains	0.00		(0.10)	(0.77)	(0.42)	(0.12)	(0.48)
Total distributions	(0.12)		(0.32)	(0.91)	(0.70)	(0.29)	(0.85)
Net asset value end of year or period	$13.29		$12.60	$14.25	$13.95	$13.14	$12.44
Total return	6.46%		(9.31)%	8.64%	11.56%	8.00%	18.24%
Net assets end of year or period (000s)	$502,107		$461,586	$418,629	$504,229	$175,026	$31,009
Ratio of expenses to average net assets	0.78	%*	0.80%	0.80%	0.75%	0.76%	0.82%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.36	%*	0.57%	1.17%	1.74%	1.32%	3.19%
Portfolio turnover rate	29	%**	34%**	46%**	381%**	489%**	689%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$4,335,047
Investments in Affiliates	745,775
Financial Derivative Instruments
Exchange-traded or centrally cleared	165
Over the counter	12,245
Cash	1,785
Deposits with counterparty	450
Foreign currency, at value	2,426
Receivable for investments sold	511,034
Receivable for investments in Affiliates sold	250,000
Receivable for investments sold on a delayed-delivery basis	68,522
Receivable for Portfolio shares sold	963
Interest receivable	20,378
Dividends receivable from Affiliates	75
Other assets	614
5,949,479

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$2,188,651
Payable for short sales	179,867
Financial Derivative Instruments
Exchange-traded or centrally cleared	708
Over the counter	20,663
Payable for investments purchased	190,274
Payable for investments in Affiliates purchased	75
Deposits from counterparty	16,186
Payable for Portfolio shares redeemed	75,963
Accrued investment advisory fees	661
Accrued supervisory and administrative fees	661
Accrued distribution fees	98
Accrued servicing fees	319
Other liabilities	4
2,674,130

Net Assets	$3,275,349

Net Assets Consist of:
Paid in capital	$3,269,143
Undistributed net investment income	43,819
Accumulated net realized (loss)	(32,107)
Net unrealized (depreciation)	(5,506)
$3,275,349

Net Assets:
Institutional Class	$155,471
Administrative Class	2,617,771
Advisor Class	502,107

Shares Issued and Outstanding:
Institutional Class	11,699
Administrative Class	196,982
Advisor Class	37,782

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.29
Administrative Class	13.29
Advisor Class	13.29

Cost of Investments in Securities	$4,325,240
Cost of Investments in Affiliates	$745,700
Cost of Foreign Currency Held	$2,412
Proceeds Received on Short Sales	$179,609
Cost or Premiums of Financial Derivative Instruments, net	$(2,384)

* Includes repurchase agreements of:	$153,000

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest, net of foreign taxes*	$67,410
Dividends from Investments in Affiliates	218
Total Income	67,628

Expenses:
Investment advisory fees	4,107
Supervisory and administrative fees	4,107
Servicing fees - Administrative Class	2,001
Distribution and/or servicing fees - Advisor Class	593
Trustee fees	14
Interest expense	555
Total Expenses	11,377

Net Investment Income	56,251

Net Realized Gain (Loss):
Investments in securities	3,327
Investments in Affiliates	(162)
Exchange-traded or centrally cleared financial derivative instruments	(1,670)
Over the counter financial derivative instruments	4,556
Foreign currency	(695)
Net Realized Gain	5,356

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	167,712
Investments in Affiliates	307
Exchange-traded or centrally cleared financial derivative instruments	(18,281)
Over the counter financial derivative instruments	(1,672)
Foreign currency assets and liabilities	208
Net Change in Unrealized Appreciation	148,274
Net Gain	153,630

Net Increase in Net Assets Resulting from Operations	$209,881

* Foreign tax withholdings	$4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$56,251	$23,083
Net realized gain (loss)	5,356	(18,406)
Net change in unrealized appreciation (depreciation)	148,274	(378,198)
Net increase (decrease) resulting from operations	209,881	(373,521)

Distributions to Shareholders:
From net investment income
Institutional Class	(1,578)	(2,704)
Administrative Class	(26,458)	(50,366)
Advisor Class	(4,597)	(7,941)
From net realized capital gains
Institutional Class	0	(1,049)
Administrative Class	0	(22,319)
Advisor Class	0	(3,733)

Total Distributions	(32,633)	(88,112)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(255,690)	(382,531)

Total (Decrease) in Net Assets	(78,442)	(844,164)

Net Assets:
Beginning of period	3,353,791	4,197,955
End of period*	$3,275,349	$3,353,791

* Including undistributed net investment income of:	$43,819	$20,201

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Six Months Ended June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Real Return Portfolio

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$209,881

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(1,163,006)
Proceeds from sales of long-term securities	1,158,195
Proceeds from sales of short-term portfolio investments, net	845,695
Decrease in deposits with counterparty	3,204
(Increase) in receivable for investments sold	(829,556)
(Increase) in interest and dividends receivable	(2,763)
(Increase) in exchange-traded or centrally cleared derivatives	(17,562)
Decrease in over the counter derivatives	5,194
Increase in payable for investments purchased	180,541
Increase in deposits from counterparty	9,286
(Decrease) in accrued investment advisory fees	(51)
(Decrease) in accrued supervisory and administrative fees	(51)
(Decrease) in accrued distribution fee	(1)
(Decrease) in accrued servicing fee	(33)
(Decrease) in reimbursement to PIMCO	(47)
Proceeds from short sales transactions, net	179,610
Payments on currency transactions	(487)
Increase in other liabilities	4
Net Realized (Gain) Loss
Investments in securities	(3,327)
Investments in Affiliates	162
Exchange-traded or centrally cleared financial derivative instruments	1,670
Over the counter financial derivative instruments	(4,556)
Foreign currency	695
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(167,712)
Investments in Affiliates	(307)
Exchange-traded or centrally cleared financial derivative instruments	18,281
Over the counter financial derivative instruments	1,672
Foreign currency assets and liabilities	(208)
Net amortization (accretion) on investments	5,011
Net cash provided by operating activities	429,434

Cash flows (used for) financing activities:
Proceeds from shares sold	212,987
Payments on shares redeemed	(403,106)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	251,247
Payments on reverse repurchase agreements	(251,247)
Proceeds from sale-buyback transactions	5,879,672
Payments on sale-buyback transactions	(6,117,397)
Net cash (used for) financing activities	(427,844)

Net Increase in Cash and Foreign Currency	1,590

Cash and Foreign Currency:
Beginning of period	2,621
End of period	$4,211

* Reinvestment of dividends	$32,633

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Real Return Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.3%

CORPORATE BONDS & NOTES 8.3%

BANKING & FINANCE 6.8%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,800	$1,825
4.625% due 06/26/2015		1,900	1,964
5.500% due 02/15/2017		2,500	2,714
6.750% due 12/01/2014		2,000	2,050
8.300% due 02/12/2015		100	104
Banco Santander Chile
1.828% due 01/19/2016		8,200	8,282
Bankia S.A.
0.532% due 01/25/2016	EUR	1,300	1,761
3.500% due 12/14/2015		8,600	12,263
3.500% due 01/17/2019		3,200	4,660
BBVA Bancomer S.A.
6.500% due 03/10/2021		$600	679
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,100	10,837
BNP Paribas S.A.
0.533% due 11/07/2015		23,600	23,601
BPCE S.A.
0.796% due 11/18/2016		13,700	13,740
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,700	3,789
2.875% due 05/19/2016		7,100	9,968
Citigroup, Inc.
0.745% due 05/01/2017		$32,900	32,895
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.558% due 04/28/2017		32,900	32,975
4.000% due 09/10/2015	GBP	2,900	5,130
Credit Suisse Group AG
7.500% due 12/11/2023 (c)		$3,600	3,994
Depfa ACS Bank
3.875% due 11/14/2016	EUR	700	1,033
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,712
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	432
International Lease Finance Corp.
6.500% due 09/01/2014		$1,400	1,412
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,702
JPMorgan Chase & Co.
0.779% due 04/25/2018		21,900	21,920
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,130	5,304
15.000% due 12/21/2019	EUR	70	148
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		$100	20
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		349	370
SLM Corp.
6.250% due 01/25/2016		2,500	2,666
State Bank of India
2.378% due 01/21/2016		400	398
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		1,500	1,489
Westpac Banking Corp.
3.585% due 08/14/2014		4,300	4,317

			221,154

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.2%
Cardinal Health, Inc.
6.000% due 06/15/2017		$300	$338
Chesapeake Energy Corp.
3.479% due 04/15/2019		1,000	1,012
DISH DBS Corp.
7.125% due 02/01/2016		200	217
Dish DBS Corp.
7.750% due 05/31/2015		600	637
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,900	5,090

			7,294

UTILITIES 1.3%
BellSouth Corp.
4.182% due 04/26/2021		$31,900	32,823
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	3,180
Electricite de France
0.688% due 01/20/2017		$5,900	5,928
1.150% due 01/20/2017		1,800	1,801
RWE AG
7.000% due 03/20/2019 (c)	GBP	100	186

			43,918

Total Corporate Bonds & Notes (Cost $271,195)			272,366

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$690	592

Total Municipal Bonds & Notes (Cost $659)			592

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
0.217% due 12/25/2036		85	83
0.302% due 08/25/2034		124	123
0.502% due 07/25/2037 - 05/25/2042		146	146
0.592% due 05/25/2036		110	110
0.832% due 02/25/2041		4,004	4,057
1.324% due 07/01/2044 - 09/01/2044		66	68
2.269% due 05/25/2035		702	725
2.320% due 11/01/2024		11	11
5.295% due 10/01/2035		326	351
Freddie Mac
0.302% due 10/15/2020		772	772
0.382% due 02/15/2019		90	90
0.412% due 08/25/2031		68	66
0.602% due 08/15/2033 - 09/15/2042		14,959	14,965
1.319% due 02/25/2045		1,274	1,301
1.324% due 10/25/2044		4,115	4,188
2.370% due 01/01/2034		131	139
2.500% due 10/02/2019		19,600	19,698
5.520% due 12/01/2035		270	287
Ginnie Mae
0.453% due 03/20/2037		4,353	4,360
NCUA Guaranteed Notes
0.602% due 10/07/2020		3,280	3,298
0.712% due 12/08/2020		4,961	4,995
Small Business Administration
5.902% due 02/10/2018		288	313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.020% due 08/01/2028		$1,445	$1,646

Total U.S. Government Agencies (Cost $61,270)			61,792

U.S. TREASURY OBLIGATIONS 93.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)		108,430	111,323
0.125% due 04/15/2019 (e)		3,043	3,133
0.125% due 01/15/2022		233,343	234,920
0.125% due 07/15/2022 (e)		381,116	383,647
0.125% due 01/15/2023 (e)(g)		88,965	88,652
0.375% due 07/15/2023 (e)(g)(i)		125,526	127,928
0.500% due 04/15/2015 (e)(g)		39,548	40,137
0.625% due 07/15/2021		203,932	214,830
0.625% due 01/15/2024 (e)(g)		71,071	73,617
0.625% due 02/15/2043		11,589	10,506
0.750% due 02/15/2042		2,203	2,070
1.125% due 01/15/2021 (e)		77,614	84,087
1.250% due 07/15/2020 (e)(i)		189,942	208,216
1.375% due 01/15/2020 (e)		132,868	145,760
1.375% due 02/15/2044 (e)		66,630	73,153
1.625% due 01/15/2015 (e)(g)		111,393	113,269
1.625% due 01/15/2018 (e)		19,257	21,010
1.750% due 01/15/2028 (e)		103,899	119,566
1.875% due 07/15/2015 (e)		42,739	44,408
1.875% due 07/15/2019 (e)		7,672	8,637
2.000% due 07/15/2014 (e)(g)(i)		5,410	5,423
2.000% due 01/15/2016 (e)		90,717	95,686
2.000% due 01/15/2026 (e)		133,454	157,168
2.125% due 02/15/2040		32,134	40,825
2.375% due 01/15/2025 (e)		148,381	179,750
2.375% due 01/15/2027 (e)		139,506	171,124
2.500% due 01/15/2029 (e)		45,944	57,926
2.625% due 07/15/2017 (e)		5,497	6,156
3.625% due 04/15/2028 (e)		46,471	65,245
3.875% due 04/15/2029 (e)		119,742	174,945

Total U.S. Treasury Obligations (Cost $3,078,782)			3,063,117

MORTGAGE-BACKED SECURITIES 3.7%
American General Mortgage Loan Trust
5.150% due 03/25/2058		367	369
American Home Mortgage Investment Trust
1.822% due 09/25/2045		464	445
Arran Residential Mortgages Funding PLC
1.771% due 11/19/2047	EUR	19,206	26,610
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$420	459
Banc of America Funding Corp.
2.651% due 02/20/2036		1,091	1,100
2.938% due 01/20/2047 ^		498	390
Banc of America Mortgage Trust
2.628% due 06/25/2035		193	185
2.694% due 02/25/2036 ^		769	664
4.682% due 11/25/2034		93	90
6.500% due 09/25/2033		26	27
Banc of America Re-REMIC Trust
5.679% due 06/24/2050		1,523	1,652
5.679% due 02/17/2051		970	1,039
BCAP LLC Trust
5.208% due 03/26/2037		2,066	2,047
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		379	386
2.250% due 08/25/2035		308	313
2.410% due 10/25/2035		1,519	1,509
2.528% due 03/25/2035		138	140

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.568% due 01/25/2035		$645	$634
2.580% due 03/25/2035		550	560
2.684% due 03/25/2035		621	610
Bear Stearns Alt-A Trust
2.655% due 03/25/2036 ^		794	594
2.790% due 09/25/2035		2,721	2,395
Chase Mortgage Finance Trust
2.502% due 02/25/2037		93	93
Chaseflex Trust
6.000% due 02/25/2037 ^		694	597
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035		21	19
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		43	43
2.200% due 09/25/2035		234	236
2.280% due 09/25/2035		240	241
2.500% due 05/25/2035		62	61
2.500% due 10/25/2035		1,339	1,327
2.764% due 09/25/2037 ^		1,409	1,197
Commercial Mortgage Trust
3.156% due 07/10/2046		2,112	2,158
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		9,142	8,066
0.332% due 05/25/2047		248	216
0.333% due 02/20/2047		794	598
0.342% due 09/25/2046 ^		7,492	6,165
0.432% due 12/25/2035		41	37
1.123% due 12/25/2035		194	153
6.000% due 01/25/2037 ^		352	302
Countrywide Home Loan Mortgage Pass-Through Trust
2.510% due 05/20/2036		196	159
2.521% due 11/19/2033		42	41
5.500% due 08/25/2035		302	298
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		194	175
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,338	1,421
5.467% due 09/18/2039		1,428	1,525
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^		26	16
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		414	411
First Horizon Mortgage Pass-Through Trust
2.554% due 02/25/2035		1,563	1,572
2.612% due 08/25/2035		970	922
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	240	409
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		$395	359
0.422% due 11/25/2045		231	184
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,662
GSR Mortgage Loan Trust
2.657% due 09/25/2035		741	750
2.834% due 01/25/2035		490	484
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		122	109
0.435% due 02/19/2036		254	201
0.493% due 06/20/2035		135	130
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	5,265	7,213
IndyMac Mortgage Loan Trust
2.509% due 12/25/2034		$266	249
2.722% due 11/25/2035 ^		1,188	1,076
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		140	140
5.794% due 02/12/2051		1,300	1,444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.179% due 07/27/2037		$1,190	$1,028
2.625% due 07/25/2035		904	914
2.703% due 07/25/2035		425	433
2.745% due 08/25/2035 ^		535	516
2.779% due 08/25/2035		516	516
2.952% due 02/25/2035		492	490
5.109% due 09/25/2035		192	195
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		223	244
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		494	506
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031		237	238
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		235	226
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		600	554
0.402% due 11/25/2035		477	462
1.151% due 10/25/2035		356	342
1.572% due 10/25/2035		1,240	1,228
5.394% due 12/25/2035		358	341
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	222
Morgan Stanley Capital Trust
6.105% due 06/11/2049		588	651
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		799	764
Residential Accredit Loans, Inc. Trust
0.452% due 08/25/2035		178	144
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049		2,500	2,689
Sequoia Mortgage Trust
0.353% due 07/20/2036		1,775	1,712
0.855% due 10/19/2026		83	83
Structured Adjustable Rate Mortgage Loan Trust
0.630% due 06/25/2035		59	59
1.523% due 01/25/2035		180	147
2.467% due 02/25/2034		274	279
2.518% due 08/25/2035		246	233
5.500% due 12/25/2034		494	486
Structured Asset Mortgage Investments Trust
0.342% due 06/25/2036		123	101
0.362% due 04/25/2036		514	391
0.405% due 07/19/2035		1,685	1,619
0.485% due 10/19/2034		129	124
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		82	78
Swan Trust
3.960% due 04/25/2041	AUD	293	279
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,981
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		575	572
5.088% due 08/15/2041		432	431
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045		245	231
0.442% due 10/25/2045		1,456	1,379
0.853% due 01/25/2047		972	913
0.893% due 05/25/2047		569	504
0.933% due 12/25/2046		130	121
1.123% due 02/25/2046		201	190
1.323% due 11/25/2042		26	26
2.201% due 07/25/2046		857	783
2.201% due 11/25/2046		117	116
2.473% due 12/25/2035		273	258

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.126% due 08/25/2035		$257	$250
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 09/25/2034		114	117

Total Mortgage-Backed Securities (Cost $115,468)			120,843

ASSET-BACKED SECURITIES 2.7%
Access Group, Inc.
1.529% due 10/27/2025		7,565	7,625
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	1,973	2,677
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034		$1,021	956
Bear Stearns Asset-Backed Securities Trust
0.812% due 10/25/2032		18	18
BlueMountain CLO Ltd.
0.694% due 11/15/2017		500	494
Carlyle High Yield Partners Ltd.
0.453% due 04/19/2022		1,476	1,444
Citibank Omni Master Trust
2.902% due 08/15/2018		28,100	28,192
Citigroup Mortgage Loan Trust, Inc.
0.232% due 01/25/2037		214	135
College Loan Corp. Trust
0.479% due 01/25/2024		800	780
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		14	15
Countrywide Asset-Backed Certificates
0.332% due 07/25/2036		2,725	2,670
0.400% due 04/25/2036		152	149
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		98	55
Equity One Mortgage Pass-Through Trust
0.452% due 04/25/2034		90	78
First Franklin Mortgage Loan Trust
0.832% due 11/25/2035		9,765	9,515
GSAMP Trust
0.222% due 12/25/2036		114	62
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		9	5
Magi Funding PLC
0.677% due 04/11/2021	EUR	735	998
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037		$26	7
0.272% due 02/25/2037		419	195
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036		14	7
Nautique Funding Ltd.
0.476% due 04/15/2020		598	592
Nelnet Student Loan Trust
0.929% due 07/25/2018		137	138
North Carolina State Education Assistance Authority
0.679% due 10/26/2020		1,791	1,792
NYLIM Flatiron CLO Ltd.
0.445% due 08/08/2020		398	394
Park Place Securities, Inc.
0.412% due 09/25/2035		27	27
Penta CLO S.A.
0.614% due 06/04/2024	EUR	3,970	5,356
RAAC Trust
0.342% due 09/25/2045		$586	580
Renaissance Home Equity Loan Trust
0.912% due 12/25/2032		65	62
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		380	138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.269% due 04/25/2019		$8,800	$8,743
0.679% due 01/25/2017		303	303
1.729% due 04/25/2023		10,565	10,936
Soundview Home Loan Trust
0.212% due 11/25/2036		60	24
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		614	598
Symphony CLO Ltd.
0.464% due 05/15/2019		2,949	2,928
Wood Street CLO BV
0.666% due 03/29/2021	EUR	319	434

Total Asset-Backed Securities (Cost $87,204)			89,122

SOVEREIGN ISSUES 14.6%
Australia Government Bond
5.500% due 04/21/2023	AUD	1,500	1,633
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,539
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	225,400	77,443
0.000% due 01/01/2018		38,500	11,771
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		147,559	61,190
10.000% due 01/01/2025		100	40
Colombian TES
3.000% due 03/25/2033 (b)	COP	6,447,722	3,008
France Government Bond
0.250% due 07/25/2018 (b)	EUR	8,134	11,557
Hellenic Republic Government International Bond
4.500% due 07/03/2017	JPY	300,000	2,844
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	9,123	13,151
2.100% due 09/15/2016 (b)		2,039	2,912
2.100% due 09/15/2021 (b)		4,780	7,041
2.250% due 04/22/2017 (b)		3,605	5,140
2.350% due 09/15/2024 (b)		27,711	40,665
2.550% due 10/22/2016 (b)		1,602	2,285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 09/15/2026 (b)	EUR	638	$1,000
4.750% due 09/15/2016		1,800	2,684
5.500% due 11/01/2022		900	1,512
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	5,100	6,369
2.750% due 11/20/2025		14,000	17,996
New Zealand Government CPI Linked Bond
3.000% due 09/20/2030	NZD	6,000	5,468
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	83,864	120,957
Slovenia Government International Bond
4.700% due 11/01/2016		6,400	9,501
Spain Government International Bond
3.800% due 04/30/2024		15,300	22,975
5.400% due 01/31/2023		29,400	49,490
Xunta de Galicia
6.131% due 04/03/2018		50	80

Total Sovereign Issues (Cost $463,510)			480,251

SHORT-TERM INSTRUMENTS 7.6%

CERTIFICATES OF DEPOSIT 1.9%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$33,250	33,252
1.075% due 05/16/2016		14,250	14,251
China Construction Bank Corp.
1.700% due 04/16/2015		4,400	4,411
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		11,100	11,100

			63,014

REPURCHASE AGREEMENTS (d) 4.7%
			153,000

GREECE TREASURY BILLS 0.9%
2.503% due 07/18/2014 - 08/18/2014 (a)	EUR	20,800	28,441

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.071% due 08/21/2014 - 03/05/2015 (a)(e)(g)(i)	$2,510	$2,509

Total Short-Term Instruments (Cost $247,152)		246,964

Total Investments in Securities (Cost $4,325,240)		4,335,047

	SHARES
INVESTMENTS IN AFFILIATES 22.8%

SHORT-TERM INSTRUMENTS 22.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.8%
PIMCO Short-Term Floating NAV Portfolio	1,039	10
PIMCO Short-Term Floating NAV Portfolio III	74,636,166	745,765

Total Short-Term Instruments (Cost $745,700)		745,775

Total Investments in Affiliates (Cost $745,700)		745,775

Total Investments 155.1% (Cost $5,070,940)		$5,080,822

Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(2,384))		(8,961)

Other Assets and Liabilities, net (54.8%)		(1,796,512)

Net Assets 100.0%		$3,275,349

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.090%	06/27/2014	07/03/2014	$153,000	U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028	$(156,029)	$153,000	$153,002

Total Repurchase Agreements						$(156,029)	$153,000	$153,002

(1)	Includes accrued interest.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	05/30/2014	07/08/2014	$(21,384)	$(21,406)
	0.140%	06/04/2014	07/23/2014	(22,648)	(22,700)
	0.140%	06/27/2014	07/03/2014	(153,506)	(153,552)
	0.141%	06/04/2014	07/23/2014	(7,481)	(7,459)
	0.150%	06/05/2014	07/07/2014	(722)	(722)
	0.190%	06/16/2014	07/16/2014	(3,302)	(3,307)
	0.190%	06/18/2014	07/09/2014	(355)	(356)
	0.191%	06/16/2014	07/16/2014	(3,554)	(3,541)
	0.200%	06/24/2014	07/03/2014	(634,335)	(634,545)
BPG	0.110%	04/23/2014	07/10/2014	(79,155)	(79,302)
	0.130%	05/27/2014	07/14/2014	(2,523)	(2,528)
	0.131%	05/16/2014	07/17/2014	(29,289)	(29,163)
	0.150%	06/04/2014	07/08/2014	(8,679)	(8,687)
	0.150%	06/06/2014	07/10/2014	(2,490)	(2,494)
	0.150%	06/09/2014	07/10/2014	(29,399)	(29,437)
	0.160%	07/01/2014	07/03/2014	(6,760)	(6,762)
FOB	0.200%	06/19/2014	07/03/2014	(129,773)	(129,812)
MSC	0.130%	05/07/2014	07/11/2014	(32,695)	(32,755)
	0.130%	05/19/2014	07/14/2014	(28,479)	(28,541)
	0.131%	05/15/2014	07/15/2014	(8,872)	(8,837)
	0.200%	06/16/2014	07/07/2014	(6,500)	(6,505)
	0.280%	06/27/2014	07/03/2014	(54,374)	(54,388)
TDM	0.100%	06/16/2014	07/03/2014	(4,689)	(4,690)
	0.100%	06/20/2014	07/11/2014	(4,903)	(4,910)
	0.110%	01/27/2014	07/28/2014	(186,644)	(187,171)
	0.110%	04/25/2014	07/10/2014	(28,771)	(28,822)
	0.110%	04/28/2014	07/25/2014	(8,861)	(8,896)
	0.110%	05/22/2014	07/22/2014	(45,976)	(46,131)
	0.111%	01/27/2014	07/28/2014	(72,607)	(72,261)
	0.111%	04/24/2014	07/24/2014	(4,382)	(4,373)
	0.111%	04/28/2014	07/25/2014	(34,934)	(34,858)
	0.111%	05/21/2014	07/17/2014	(2,373)	(2,366)
	0.111%	05/22/2014	07/22/2014	(22,187)	(22,090)
	0.111%	06/20/2014	07/28/2014	(99,322)	(98,861)
	0.120%	05/23/2014	07/11/2014	(760)	(761)
	0.130%	05/29/2014	07/14/2014	(197,728)	(198,145)
	0.140%	05/30/2014	07/08/2014	(36,734)	(36,771)
	0.181%	06/17/2014	07/17/2014	(1,065)	(1,062)
	0.200%	06/19/2014	07/03/2014	(169,630)	(169,684)

Total Sale-Buyback Transactions					$(2,188,651)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $865,582 at a weighted average interest rate of 0.127%.

(3)	Payable for sale-buyback transactions includes $2,894 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
BOA	Fannie Mae	4.000%	08/01/2044	$ 73,000	$(77,087)	$(77,195)
DEU	Fannie Mae	4.000%	08/01/2044	13,000	(13,741)	(13,747)
FOB	Fannie Mae	4.000%	07/01/2044	45,000	(47,592)	(47,728)
	Fannie Mae	4.000%	08/01/2044	21,000	(22,206)	(22,207)
GSC	U.S. Treasury Inflation Protected Securities	0.125%	04/15/2019	3,037	(3,113)	(3,128)
MSC	Fannie Mae	4.000%	08/01/2044	15,000	(15,870)	(15,862)

					$(179,609)	$(179,867)

Total Short Sales					$(179,609)	$(179,867)

(4)	Payable for short sales includes $1 of accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(e)	Securities with an aggregate market value of $2,198,913 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$153,002	$0	$0	$0	$153,002	$(65,562)	$87,440

Master Securities Forward Transaction Agreement
BCY	0	0	(847,588)	0	(847,588)	841,233	(6,355)
BOA	0	0	0	(77,195)	(77,195)	0	(77,195)
BPG	0	0	(158,373)	0	(158,373)	157,607	(766)
DEU	0	0	0	(13,747)	(13,747)	0	(13,747)
FOB	0	0	(129,812)	(69,935)	(199,747)	129,898	(69,849)
GSC	0	0	0	(3,128)	(3,128)	350	(2,778)
MSC	0	0	(131,026)	(15,862)	(146,888)	130,752	(16,136)
TDM	0	0	(921,852)	0	(921,852)	919,278	(2,574)

Total Borrowings and Other Financing Transactions	$153,002	$0	$(2,188,651)	$(179,867)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,253	$(296)	$88	$0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	872	(412)	68	0

Total Futures Contracts				$(708)	$156	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe 21 5-Year Index	(1.000%	)	06/20/2019	EUR 4,250	$(109)	$(7)	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$	594	$52	$2	$0	$(1)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024	EUR	1,400	(1)	31	0	(3)

					$51	$33	$0	$(4)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	43,100	$4,641	$1,680	$0	$(231)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		51,900	(2,049)	(4,407)	0	(309)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		22,400	(2,001)	(962)	0	(139)
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	3,800	(329)	(298)	3	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		29,600	(5,119)	(3,282)	0	(19)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,070,000	(2,495)	(1,953)	0	(6)

						$(7,352)	$(9,222)	$3	$(704)

Total Swap Agreements						$(7,410)	$(9,196)	$9	$(708)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $13,696 and cash of $450 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$156	$9	$165	$0	$0	$(708)	$(708)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	43,308	$	17,942	$0	$(1,658)
	07/2014	$	19,663	BRL	43,308	0	(62)
	07/2014		13,775	GBP	8,115	113	0
	07/2014		5,261	NZD	6,044	31	0
	08/2014	EUR	24,477	$	33,333	0	(187)
	08/2014	GBP	8,115		13,771	0	(113)
	08/2014	NZD	6,044		5,245	0	(30)
	08/2014	$	5,437	BRL	12,272	65	0
	01/2015	BRL	12,793	$	5,437	0	(66)

BPS	07/2014	AUD	36,831		34,006	0	(724)
	07/2014	EUR	1,805	PLN	7,635	37	0
	07/2014		261,847	$	357,146	0	(1,401)
	07/2014	GBP	8,115		13,664	0	(224)
	07/2014	$	8,601	EUR	6,338	78	0

BRC	07/2014	JPY	289,900	$	2,826	0	(36)
	07/2014	$	33,590	EUR	24,618	119	0
	08/2014	BRL	5,224	$	2,190	0	(152)
	08/2014	EUR	36,615		49,833	0	(310)

CBK	07/2014	$	1,888	AUD	2,040	36	0
	01/2015	BRL	88		$38	0	0

DUB	07/2014	EUR	7,664		10,437	0	(58)
	07/2014	$	32,816	AUD	34,791	0	(10)
	07/2014		351,422	EUR	258,569	2,637	0
	07/2014		8,792	INR	533,425	73	(18)
	08/2014	AUD	34,791	$	32,736	10	0
	08/2014	EUR	257,751		350,352	0	(2,632)
	08/2014	$	4,725	AUD	5,021	0	(1)

FBF	07/2014	BRL	45,042	$	20,450	65	0
	07/2014	$	19,923	BRL	45,042	463	0
	07/2014		1,336	INR	81,670	19	0
	08/2014		10,535	BRL	24,097	269	0
	10/2014	COP	4,270,449	$	2,223	0	(32)
	01/2015	BRL	72,517		30,458	0	(733)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	07/2014	BRL	60,792	$	27,601	$87	$0
	07/2014	EUR	17,206		23,408	0	(153)
	07/2014	JPY	3,655,000		35,983	0	(96)
	07/2014	$	26,828	BRL	60,792	686	0
	07/2014		5,000	INR	306,700	87	0
	08/2014		8,650	MXN	113,945	100	0
	09/2014		30,817		401,899	0	(12)
	01/2015	BRL	63,966	$	26,828	0	(685)

HUS	07/2014	EUR	3,175	PLN	13,397	55	0
	07/2014	$	5,220	INR	319,882	86	0
	08/2014	BRL	13,600	$	5,602	0	(496)
	10/2014		13,097		5,469	0	(306)

JPM	07/2014		57,083		24,935	47	(947)
	07/2014	EUR	2,808		3,823	0	(22)
	07/2014	JPY	3,212,700		31,544	0	(170)
	07/2014	$	25,500	BRL	57,083	335	0
	07/2014		16,113	INR	968,453	93	(143)
	07/2014		70,478	JPY	7,157,600	176	0
	08/2014	BRL	89,899	$	38,890	0	(1,418)
	08/2014	JPY	7,157,600		70,494	0	(178)
	08/2014	$	12,712	BRL	28,717	164	0
	10/2014	BRL	11,544	$	4,821	0	(269)
	10/2014	$	104	ZAR	1,133	1	0
	10/2014	ZAR	12,988	$	1,184	0	(16)
	01/2015	BRL	29,940		12,712	0	(166)

MSC	07/2014		43,147		17,874	0	(1,654)
	07/2014	$	19,590	BRL	43,147	0	(62)
	08/2014	BRL	13,445		$5,531	0	(498)

UAG	07/2014		51,969		23,085	0	(436)
	07/2014	NZD	6,044		5,154	0	(138)
	07/2014	$	23,595	BRL	51,969	0	(75)
	07/2014		4,585	INR	281,198	79	0

Total Forward Foreign Currency Contracts						$6,011	$(16,387)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	12,300	$184	$18
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		41,200	573	73
								$757	$91

Total Purchased Options								$757	$91

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	24,600	$(185)	$(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		82,400	(573)	(46)

								$(758)	$(56)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$	31,500	$(100)	$(63)

BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014		17,000	(49)	(22)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		10,900	(37)	(5)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		10,400	(34)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		2,300	(7)	(1)

FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		24,500	(10)	(8)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	$	5,500	$(17)	$(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		3,900	(13)	(2)

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		10,100	(34)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		4,600	(17)	(2)

							$(318)	$(123)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(11)

CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(22)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(3)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	(33)	(2)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(16)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(219)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	(19)

						$(741)	$(292)

Total Written Options						$(1,817)	$(471)

(1)	YOY options may have a series of expirations.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	202	$1,125,500	7,600	$(5,390)
Sales	441	270,988	330,600	(3,605)
Closing Buys	0	(11,100)	(56,800)	450
Expirations	(202)	(1,205,388)	(83,800)	6,308
Exercised	(441)	(43,100)	(18,400)	420

Balance at End of Period	0	$136,900	179,200	$(1,817)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.830%	)	09/20/2015	0.050%	$ 2,000	$0	$(20)	$0	$(20)

DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.133%	300	0	(4)	0	(4)
	Marsh & McLennan Cos., Inc.	(0.600%	)	09/20/2015	0.050%	2,000	0	(14)	0	(14)

							$0	$(38)	$0	$(38)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$	8,200	$(421)	$306	$0	$(115)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		2,500	(43)	57	14	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		800	(66)	42	0	(24)

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		19,000	(958)	693	0	(265)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		1,100	(55)	40	0	(15)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		17,100	(296)	389	93	0

HUS	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,300	(110)	71	0	(39)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		100	(5)	4	0	(1)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%		300	(15)	11	0	(4)
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	1,900	(88)	38	0	(50)

							$(2,057)	$1,651	$107	$(513)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	34,200	$(44)	$2,042	$1,998	$0

BPS	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016	$	15,000	(4)	162	158	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		87,000	132	(1,332)	0	(1,200)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		30,300	495	(1,032)	0	(537)

BRC	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		17,900	0	127	127	0

CBK	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	1,200	15	66	81	0

DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		8,400	71	327	398	0

	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		1,300	16	71	87	0
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016	$	25,800	0	165	165	0
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		22,300	0	203	203	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		19,100	(8)	210	202	0
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		13,100	0	130	130	0
	Receive	3-Month USD-CPURNSA Index	1.930%	02/10/2017		9,200	0	103	103	0
	Receive	3-Month USD-CPURNSA Index	2.173%	11/01/2018		16,200	0	70	70	0

FBF	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	7,800	21	225	246	0

GLM	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016	$	79,500	(162)	715	553	0

	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		43,800	24	(692)	0	(668)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		73,000	0	325	325	0
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		26,500	49	49	98	0

MYC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	27,300	(13)	9	0	(4)

RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016	$	13,100	(39)	126	87	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		61,200	109	(954)	0	(845)

UAG	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	31,900	71	934	1,005	0

							$733	$2,049	$6,036	$(3,254)

Total Swap Agreements							$(1,324)	$3,662	$6,143	$(3,805)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $7,571 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$209	$0	$2,012	$2,221	$(2,116)	$(63)	$(159)	$(2,338)	$(117)	$0	$(117)
BPS	115	0	158	273	(2,349)	(38)	(1,737)	(4,124)	(3,851)	640	(3,211)
BRC	119	0	127	246	(498)	0	0	(498)	(252)	117	(135)
CBK	36	0	81	117	0	(34)	(265)	(299)	(182)	0	(182)
DUB	2,720	0	1,451	4,171	(2,719)	(18)	(33)	(2,770)	1,401	(1,620)	(219)
FBF	816	0	246	1,062	(765)	(8)	0	(773)	289	(260)	29
GLM	960	91	976	2,027	(946)	(56)	(668)	(1,670)	357	(790)	(433)
GST	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
HUS	141	0	0	141	(802)	0	(39)	(841)	(700)	531	(169)
JPM	816	0	0	816	(3,329)	(248)	(1)	(3,578)	(2,762)	2,690	(72)
MSB	0	0	0	0	0	0	0	0	0	2,207	2,207
MSC	0	0	0	0	(2,214)	0	0	(2,214)	(2,214)	0	(2,214)
MYC	0	0	0	0	0	0	(58)	(58)	(58)	19	(39)
RYL	0	0	87	87	0	0	(845)	(845)	(758)	1,072	314
UAG	79	0	1,005	1,084	(649)	0	0	(649)	435	(510)	(75)

Total Over the Counter	$6,011	$91	$6,143	$12,245	$(16,387)	$(471)	$(3,805)	$(20,663)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$156	$156
Swap Agreements	0	6	0	0	3	9

	$0	$6	$0	$0	$159	$165

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,011	$0	$6,011
Purchased Options	0	0	0	0	91	91
Swap Agreements	0	107	0	0	6,036	6,143

	$0	$107	$0	$6,011	$6,127	$12,245

	$0	$113	$0	$6,011	$6,286	$12,410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$4	$0	$0	$704	$708
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,387	$0	$16,387
Written Options	0	123	0	0	348	471
Swap Agreements	0	551	0	0	3,254	3,805

	$0	$674	$0	$16,387	$3,602	$20,663

	$0	$678	$0	$16,387	$4,306	$21,371

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$70	$70
Futures	0	0	0	0	1,851	1,851
Swap Agreements	0	152	0	0	(3,743)	(3,591)

	$0	$152	$0	$0	$(1,822)	$(1,670)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,987)	$0	$(3,987)
Purchased Options	0	0	0	0	(1,264)	(1,264)
Written Options	0	214	0	1,207	5,090	6,511
Swap Agreements	0	169	0	0	3,127	3,296

	$0	$383	$0	$(2,780)	$6,953	$4,556

	$0	$535	$0	$(2,780)	$5,131	$2,886

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$31	$31
Futures	0	0	0	0	3,055	3,055
Swap Agreements	0	26	0	0	(21,393)	(21,367)

	$0	$26	$0	$0	$(18,307)	$(18,281)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,601)	$0	$(9,601)
Purchased Options	0	0	0	0	(425)	(425)
Written Options	0	196	0	0	(2,070)	(1,874)
Swap Agreements	0	1,659	0	0	8,569	10,228

	$0	$1,855	$0	$(9,601)	$6,074	$(1,672)

	$0	$1,881	$0	$(9,601)	$(12,233)	$(19,953)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$221,154	$0	$221,154
Industrials	0	7,294	0	7,294
Utilities	0	43,918	0	43,918
Municipal Bonds & Notes
West Virginia	0	592	0	592
U.S. Government Agencies	0	61,792	0	61,792
U.S. Treasury Obligations	0	3,063,117	0	3,063,117
Mortgage-Backed Securities	0	120,843	0	120,843
Asset-Backed Securities	0	89,122	0	89,122
Sovereign Issues	0	480,251	0	480,251
Short-Term Instruments
Certificates of Deposit	0	63,014	0	63,014
Repurchase Agreements	0	153,000	0	153,000
Greece Treasury Bills	0	28,441	0	28,441
U.S. Treasury Bills	0	2,509	0	2,509
	$0	$4,335,047	$0	$4,335,047

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	745,775	0	0	745,775

Total Investments	$745,775	$4,335,047	$0	$5,080,822

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(176,739)	$0	$(176,739)
U.S. Treasury Obligations	0	(3,128)	0	(3,128)
	$0	$(179,867)	$0	$(179,867)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	156	09	0	165
Over the counter	0	12,245	0	12,245
	$156	$12,254	$0	$12,410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(708)	0	(708)
Over the counter	0	(20,371)	(292)	(20,663)
	$0	$(21,079)	$(292)	$(21,371)

Totals	$745,931	$4,146,355	$(292)	$4,891,994

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

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Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

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Notes to Financial Statements (Cont.)

significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S.

dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily

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settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities

(“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate

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Notes to Financial Statements (Cont.)

securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the

U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$854,125	$72,526	$(926,640)	$(62)	$61	$10	$27	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$684,977	$2,618,792	$(2,558,150)	$(100)	$246	$745,765	$191	$0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

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Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate

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collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making”

ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

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Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$30,052	$75,877

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$505,246	$891,480	$626,279	$200,400

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12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,563	$20,276	3,426	$46,102
Administrative Class	9,267	120,276	35,473	482,183
Advisor Class	3,559	46,027	12,959	177,129
Issued as reinvestment of distributions
Institutional Class	120	1,578	293	3,753
Administrative Class	2,005	26,458	5,691	72,684
Advisor Class	348	4,597	917	11,674
Cost of shares redeemed
Institutional Class	(946)	(12,185)	(3,472)	(47,591)
Administrative Class	(32,863)	(427,071)	(77,119)	(1,038,926)
Advisor Class	(2,758)	(35,646)	(6,624)	(89,539)
Net increase (decrease) resulting from Portfolio share transactions	(19,705)	$(255,690)	(28,456)	$(382,531)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 45% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 16% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,074,535	$57,402	$(51,115)	$6,287

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
BPG	BNP Paribas Securities Corp.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
COP	Colombian Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	YOY	Year-Over-Year
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT59SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Real Return Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	60.3%
Short-Term Instruments‡	19.5%
Sovereign Issues	9.4%
Corporate Bonds & Notes	5.4%
Mortgage-Backed Securities	2.4%
Other	3.0%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Real Return Portfolio Institutional Class	6.59%	5.45%	6.68%	5.56%	7.23%
Barclays U.S. TIPS Index±	5.83%	4.44%	5.55%	5.25%	6.68%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.55% for Institutional Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,065.90	$1,022.17
Expenses Paid During Period†	$2.71	$2.66
Net Annualized Expense Ratio	0.53%	0.53%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance as real yields fell in the U.S during the reporting period.

»	An overweight to Australian real duration (or sensitivity to changes in real interest rates) benefited relative performance as Australian real yields fell during the reporting period.

»	An overweight to Italian real duration benefited relative performance as Italian real yields fell during the reporting period.

»	Short exposure to longer-maturity nominal U.S. interest rates detracted from relative performance as nominal yields fell at the long end of the yield curve during the reporting period.

»	Short exposure to nominal Japanese interest rates detracted from relative performance as Japanese rates fell during the reporting period.

»	Exposure to select non-Agency residential mortgage-backed securities benefited relative returns as prices on these securities generally increased during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$12.60		$14.25	$13.95	$13.14	$12.44	$11.26
Net investment income (a)	0.23		0.10	0.23	0.30	0.22	0.43
Net realized/unrealized gain (loss)	0.60		(1.40)	1.02	1.24	0.81	1.63
Total income (loss) from investment operations	0.83		(1.30)	1.25	1.54	1.03	2.06
Dividends from net investment income	(0.14)		(0.25)	(0.18)	(0.31)	(0.21)	(0.40)
Distributions from net realized capital gains	0.00		(0.10)	(0.77)	(0.42)	(0.12)	(0.48)
Total distributions	(0.14)		(0.35)	(0.95)	(0.73)	(0.33)	(0.88)
Net asset value end of year or period	$13.29		$12.60	$14.25	$13.95	$13.14	$12.44
Total return	6.59%		(9.08)%	8.92%	11.83%	8.27%	18.54%
Net assets end of year or period (000s)	$155,471		$138,123	$152,670	$128,674	$99,287	$100,808
Ratio of expenses to average net assets	0.53	%*	0.55%	0.55%	0.50%	0.51%	0.57%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.64	%*	0.76%	1.61%	2.17%	1.68%	3.49%
Portfolio turnover rate	29	%**	34%**	46%**	381%**	489%**	689%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$4,335,047
Investments in Affiliates	745,775
Financial Derivative Instruments
Exchange-traded or centrally cleared	165
Over the counter	12,245
Cash	1,785
Deposits with counterparty	450
Foreign currency, at value	2,426
Receivable for investments sold	511,034
Receivable for investments in Affiliates sold	250,000
Receivable for investments sold on a delayed-delivery basis	68,522
Receivable for Portfolio shares sold	963
Interest receivable	20,378
Dividends receivable from Affiliates	75
Other assets	614
5,949,479

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$2,188,651
Payable for short sales	179,867
Financial Derivative Instruments
Exchange-traded or centrally cleared	708
Over the counter	20,663
Payable for investments purchased	190,274
Payable for investments in Affiliates purchased	75
Deposits from counterparty	16,186
Payable for Portfolio shares redeemed	75,963
Accrued investment advisory fees	661
Accrued supervisory and administrative fees	661
Accrued distribution fees	98
Accrued servicing fees	319
Other liabilities	4
2,674,130

Net Assets	$3,275,349

Net Assets Consist of:
Paid in capital	$3,269,143
Undistributed net investment income	43,819
Accumulated net realized (loss)	(32,107)
Net unrealized (depreciation)	(5,506)
$3,275,349

Net Assets:
Institutional Class	$155,471
Administrative Class	2,617,771
Advisor Class	502,107

Shares Issued and Outstanding:
Institutional Class	11,699
Administrative Class	196,982
Advisor Class	37,782

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.29
Administrative Class	13.29
Advisor Class	13.29

Cost of Investments in Securities	$4,325,240
Cost of Investments in Affiliates	$745,700
Cost of Foreign Currency Held	$2,412
Proceeds Received on Short Sales	$179,609
Cost or Premiums of Financial Derivative Instruments, net	$(2,384)

* Includes repurchase agreements of:	$153,000

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest, net of foreign taxes*	$67,410
Dividends from Investments in Affiliates	218
Total Income	67,628

Expenses:
Investment advisory fees	4,107
Supervisory and administrative fees	4,107
Servicing fees - Administrative Class	2,001
Distribution and/or servicing fees - Advisor Class	593
Trustee fees	14
Interest expense	555
Total Expenses	11,377

Net Investment Income	56,251

Net Realized Gain (Loss):
Investments in securities	3,327
Investments in Affiliates	(162)
Exchange-traded or centrally cleared financial derivative instruments	(1,670)
Over the counter financial derivative instruments	4,556
Foreign currency	(695)
Net Realized Gain	5,356

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	167,712
Investments in Affiliates	307
Exchange-traded or centrally cleared financial derivative instruments	(18,281)
Over the counter financial derivative instruments	(1,672)
Foreign currency assets and liabilities	208
Net Change in Unrealized Appreciation	148,274
Net Gain	153,630

Net Increase in Net Assets Resulting from Operations	$209,881

* Foreign tax withholdings	$4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$56,251	$23,083
Net realized gain (loss)	5,356	(18,406)
Net change in unrealized appreciation (depreciation)	148,274	(378,198)
Net increase (decrease) resulting from operations	209,881	(373,521)

Distributions to Shareholders:
From net investment income
Institutional Class	(1,578)	(2,704)
Administrative Class	(26,458)	(50,366)
Advisor Class	(4,597)	(7,941)
From net realized capital gains
Institutional Class	0	(1,049)
Administrative Class	0	(22,319)
Advisor Class	0	(3,733)

Total Distributions	(32,633)	(88,112)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(255,690)	(382,531)

Total (Decrease) in Net Assets	(78,442)	(844,164)

Net Assets:
Beginning of period	3,353,791	4,197,955
End of period*	$3,275,349	$3,353,791

* Including undistributed net investment income of:	$43,819	$20,201

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Six Months Ended June 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Real Return Portfolio

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$209,881

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(1,163,006)
Proceeds from sales of long-term securities	1,158,195
Proceeds from sales of short-term portfolio investments, net	845,695
Decrease in deposits with counterparty	3,204
(Increase) in receivable for investments sold	(829,556)
(Increase) in interest and dividends receivable	(2,763)
(Increase) in exchange-traded or centrally cleared derivatives	(17,562)
Decrease in over the counter derivatives	5,194
Increase in payable for investments purchased	180,541
Increase in deposits from counterparty	9,286
(Decrease) in accrued investment advisory fees	(51)
(Decrease) in accrued supervisory and administrative fees	(51)
(Decrease) in accrued distribution fee	(1)
(Decrease) in accrued servicing fee	(33)
(Decrease) in reimbursement to PIMCO	(47)
Proceeds from short sales transactions, net	179,610
Payments on currency transactions	(487)
Increase in other liabilities	4
Net Realized (Gain) Loss
Investments in securities	(3,327)
Investments in Affiliates	162
Exchange-traded or centrally cleared financial derivative instruments	1,670
Over the counter financial derivative instruments	(4,556)
Foreign currency	695
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(167,712)
Investments in Affiliates	(307)
Exchange-traded or centrally cleared financial derivative instruments	18,281
Over the counter financial derivative instruments	1,672
Foreign currency assets and liabilities	(208)
Net amortization (accretion) on investments	5,011
Net cash provided by operating activities	429,434

Cash flows (used for) financing activities:
Proceeds from shares sold	212,987
Payments on shares redeemed	(403,106)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	251,247
Payments on reverse repurchase agreements	(251,247)
Proceeds from sale-buyback transactions	5,879,672
Payments on sale-buyback transactions	(6,117,397)
Net cash (used for) financing activities	(427,844)

Net Increase in Cash and Foreign Currency	1,590

Cash and Foreign Currency:
Beginning of period	2,621
End of period	$4,211

* Reinvestment of dividends	$32,633

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Real Return Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.3%

CORPORATE BONDS & NOTES 8.3%

BANKING & FINANCE 6.8%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,800	$1,825
4.625% due 06/26/2015		1,900	1,964
5.500% due 02/15/2017		2,500	2,714
6.750% due 12/01/2014		2,000	2,050
8.300% due 02/12/2015		100	104
Banco Santander Chile
1.828% due 01/19/2016		8,200	8,282
Bankia S.A.
0.532% due 01/25/2016	EUR	1,300	1,761
3.500% due 12/14/2015		8,600	12,263
3.500% due 01/17/2019		3,200	4,660
BBVA Bancomer S.A.
6.500% due 03/10/2021		$600	679
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,100	10,837
BNP Paribas S.A.
0.533% due 11/07/2015		23,600	23,601
BPCE S.A.
0.796% due 11/18/2016		13,700	13,740
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,700	3,789
2.875% due 05/19/2016		7,100	9,968
Citigroup, Inc.
0.745% due 05/01/2017		$32,900	32,895
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.558% due 04/28/2017		32,900	32,975
4.000% due 09/10/2015	GBP	2,900	5,130
Credit Suisse Group AG
7.500% due 12/11/2023 (c)		$3,600	3,994
Depfa ACS Bank
3.875% due 11/14/2016	EUR	700	1,033
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,712
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	432
International Lease Finance Corp.
6.500% due 09/01/2014		$1,400	1,412
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,702
JPMorgan Chase & Co.
0.779% due 04/25/2018		21,900	21,920
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,130	5,304
15.000% due 12/21/2019	EUR	70	148
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		$100	20
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		349	370
SLM Corp.
6.250% due 01/25/2016		2,500	2,666
State Bank of India
2.378% due 01/21/2016		400	398
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		1,500	1,489
Westpac Banking Corp.
3.585% due 08/14/2014		4,300	4,317

			221,154

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.2%
Cardinal Health, Inc.
6.000% due 06/15/2017		$300	$338
Chesapeake Energy Corp.
3.479% due 04/15/2019		1,000	1,012
DISH DBS Corp.
7.125% due 02/01/2016		200	217
Dish DBS Corp.
7.750% due 05/31/2015		600	637
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,900	5,090

			7,294

UTILITIES 1.3%
BellSouth Corp.
4.182% due 04/26/2021		$31,900	32,823
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	3,180
Electricite de France
0.688% due 01/20/2017		$5,900	5,928
1.150% due 01/20/2017		1,800	1,801
RWE AG
7.000% due 03/20/2019 (c)	GBP	100	186

			43,918

Total Corporate Bonds & Notes (Cost $271,195)			272,366

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$690	592

Total Municipal Bonds & Notes (Cost $659)			592

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
0.217% due 12/25/2036		85	83
0.302% due 08/25/2034		124	123
0.502% due 07/25/2037 - 05/25/2042		146	146
0.592% due 05/25/2036		110	110
0.832% due 02/25/2041		4,004	4,057
1.324% due 07/01/2044 - 09/01/2044		66	68
2.269% due 05/25/2035		702	725
2.320% due 11/01/2024		11	11
5.295% due 10/01/2035		326	351
Freddie Mac
0.302% due 10/15/2020		772	772
0.382% due 02/15/2019		90	90
0.412% due 08/25/2031		68	66
0.602% due 08/15/2033 - 09/15/2042		14,959	14,965
1.319% due 02/25/2045		1,274	1,301
1.324% due 10/25/2044		4,115	4,188
2.370% due 01/01/2034		131	139
2.500% due 10/02/2019		19,600	19,698
5.520% due 12/01/2035		270	287
Ginnie Mae
0.453% due 03/20/2037		4,353	4,360
NCUA Guaranteed Notes
0.602% due 10/07/2020		3,280	3,298
0.712% due 12/08/2020		4,961	4,995
Small Business Administration
5.902% due 02/10/2018		288	313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.020% due 08/01/2028		$1,445	$1,646

Total U.S. Government Agencies (Cost $61,270)			61,792

U.S. TREASURY OBLIGATIONS 93.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)		108,430	111,323
0.125% due 04/15/2019 (e)		3,043	3,133
0.125% due 01/15/2022		233,343	234,920
0.125% due 07/15/2022 (e)		381,116	383,647
0.125% due 01/15/2023 (e)(g)		88,965	88,652
0.375% due 07/15/2023 (e)(g)(i)		125,526	127,928
0.500% due 04/15/2015 (e)(g)		39,548	40,137
0.625% due 07/15/2021		203,932	214,830
0.625% due 01/15/2024 (e)(g)		71,071	73,617
0.625% due 02/15/2043		11,589	10,506
0.750% due 02/15/2042		2,203	2,070
1.125% due 01/15/2021 (e)		77,614	84,087
1.250% due 07/15/2020 (e)(i)		189,942	208,216
1.375% due 01/15/2020 (e)		132,868	145,760
1.375% due 02/15/2044 (e)		66,630	73,153
1.625% due 01/15/2015 (e)(g)		111,393	113,269
1.625% due 01/15/2018 (e)		19,257	21,010
1.750% due 01/15/2028 (e)		103,899	119,566
1.875% due 07/15/2015 (e)		42,739	44,408
1.875% due 07/15/2019 (e)		7,672	8,637
2.000% due 07/15/2014 (e)(g)(i)		5,410	5,423
2.000% due 01/15/2016 (e)		90,717	95,686
2.000% due 01/15/2026 (e)		133,454	157,168
2.125% due 02/15/2040		32,134	40,825
2.375% due 01/15/2025 (e)		148,381	179,750
2.375% due 01/15/2027 (e)		139,506	171,124
2.500% due 01/15/2029 (e)		45,944	57,926
2.625% due 07/15/2017 (e)		5,497	6,156
3.625% due 04/15/2028 (e)		46,471	65,245
3.875% due 04/15/2029 (e)		119,742	174,945

Total U.S. Treasury Obligations (Cost $3,078,782)			3,063,117

MORTGAGE-BACKED SECURITIES 3.7%
American General Mortgage Loan Trust
5.150% due 03/25/2058		367	369
American Home Mortgage Investment Trust
1.822% due 09/25/2045		464	445
Arran Residential Mortgages Funding PLC
1.771% due 11/19/2047	EUR	19,206	26,610
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$420	459
Banc of America Funding Corp.
2.651% due 02/20/2036		1,091	1,100
2.938% due 01/20/2047 ^		498	390
Banc of America Mortgage Trust
2.628% due 06/25/2035		193	185
2.694% due 02/25/2036 ^		769	664
4.682% due 11/25/2034		93	90
6.500% due 09/25/2033		26	27
Banc of America Re-REMIC Trust
5.679% due 06/24/2050		1,523	1,652
5.679% due 02/17/2051		970	1,039
BCAP LLC Trust
5.208% due 03/26/2037		2,066	2,047
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		379	386
2.250% due 08/25/2035		308	313
2.410% due 10/25/2035		1,519	1,509
2.528% due 03/25/2035		138	140

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.568% due 01/25/2035		$645	$634
2.580% due 03/25/2035		550	560
2.684% due 03/25/2035		621	610
Bear Stearns Alt-A Trust
2.655% due 03/25/2036 ^		794	594
2.790% due 09/25/2035		2,721	2,395
Chase Mortgage Finance Trust
2.502% due 02/25/2037		93	93
Chaseflex Trust
6.000% due 02/25/2037 ^		694	597
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.432% due 01/25/2035		21	19
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		43	43
2.200% due 09/25/2035		234	236
2.280% due 09/25/2035		240	241
2.500% due 05/25/2035		62	61
2.500% due 10/25/2035		1,339	1,327
2.764% due 09/25/2037 ^		1,409	1,197
Commercial Mortgage Trust
3.156% due 07/10/2046		2,112	2,158
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		9,142	8,066
0.332% due 05/25/2047		248	216
0.333% due 02/20/2047		794	598
0.342% due 09/25/2046 ^		7,492	6,165
0.432% due 12/25/2035		41	37
1.123% due 12/25/2035		194	153
6.000% due 01/25/2037 ^		352	302
Countrywide Home Loan Mortgage Pass-Through Trust
2.510% due 05/20/2036		196	159
2.521% due 11/19/2033		42	41
5.500% due 08/25/2035		302	298
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		194	175
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,338	1,421
5.467% due 09/18/2039		1,428	1,525
Deutsche ALT-B Securities, Inc.
0.252% due 10/25/2036 ^		26	16
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		414	411
First Horizon Mortgage Pass-Through Trust
2.554% due 02/25/2035		1,563	1,572
2.612% due 08/25/2035		970	922
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	240	409
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		$395	359
0.422% due 11/25/2045		231	184
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,662
GSR Mortgage Loan Trust
2.657% due 09/25/2035		741	750
2.834% due 01/25/2035		490	484
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		122	109
0.435% due 02/19/2036		254	201
0.493% due 06/20/2035		135	130
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	5,265	7,213
IndyMac Mortgage Loan Trust
2.509% due 12/25/2034		$266	249
2.722% due 11/25/2035 ^		1,188	1,076
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		140	140
5.794% due 02/12/2051		1,300	1,444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.179% due 07/27/2037		$1,190	$1,028
2.625% due 07/25/2035		904	914
2.703% due 07/25/2035		425	433
2.745% due 08/25/2035 ^		535	516
2.779% due 08/25/2035		516	516
2.952% due 02/25/2035		492	490
5.109% due 09/25/2035		192	195
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		223	244
MASTR Adjustable Rate Mortgages Trust
2.636% due 11/21/2034		494	506
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.852% due 11/15/2031		237	238
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		235	226
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		600	554
0.402% due 11/25/2035		477	462
1.151% due 10/25/2035		356	342
1.572% due 10/25/2035		1,240	1,228
5.394% due 12/25/2035		358	341
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	222
Morgan Stanley Capital Trust
6.105% due 06/11/2049		588	651
Morgan Stanley Mortgage Loan Trust
2.177% due 06/25/2036		799	764
Residential Accredit Loans, Inc. Trust
0.452% due 08/25/2035		178	144
Royal Bank of Scotland Capital Funding Trust
6.213% due 12/16/2049		2,500	2,689
Sequoia Mortgage Trust
0.353% due 07/20/2036		1,775	1,712
0.855% due 10/19/2026		83	83
Structured Adjustable Rate Mortgage Loan Trust
0.630% due 06/25/2035		59	59
1.523% due 01/25/2035		180	147
2.467% due 02/25/2034		274	279
2.518% due 08/25/2035		246	233
5.500% due 12/25/2034		494	486
Structured Asset Mortgage Investments Trust
0.342% due 06/25/2036		123	101
0.362% due 04/25/2036		514	391
0.405% due 07/19/2035		1,685	1,619
0.485% due 10/19/2034		129	124
Structured Asset Securities Corp. Trust
2.628% due 10/28/2035		82	78
Swan Trust
3.960% due 04/25/2041	AUD	293	279
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,981
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		575	572
5.088% due 08/15/2041		432	431
WaMu Mortgage Pass-Through Certificates Trust
0.412% due 11/25/2045		245	231
0.442% due 10/25/2045		1,456	1,379
0.853% due 01/25/2047		972	913
0.893% due 05/25/2047		569	504
0.933% due 12/25/2046		130	121
1.123% due 02/25/2046		201	190
1.323% due 11/25/2042		26	26
2.201% due 07/25/2046		857	783
2.201% due 11/25/2046		117	116
2.473% due 12/25/2035		273	258

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.126% due 08/25/2035		$257	$250
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 09/25/2034		114	117

Total Mortgage-Backed Securities (Cost $115,468)			120,843

ASSET-BACKED SECURITIES 2.7%
Access Group, Inc.
1.529% due 10/27/2025		7,565	7,625
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	1,973	2,677
Asset-Backed Funding Certificates Trust
0.852% due 06/25/2034		$1,021	956
Bear Stearns Asset-Backed Securities Trust
0.812% due 10/25/2032		18	18
BlueMountain CLO Ltd.
0.694% due 11/15/2017		500	494
Carlyle High Yield Partners Ltd.
0.453% due 04/19/2022		1,476	1,444
Citibank Omni Master Trust
2.902% due 08/15/2018		28,100	28,192
Citigroup Mortgage Loan Trust, Inc.
0.232% due 01/25/2037		214	135
College Loan Corp. Trust
0.479% due 01/25/2024		800	780
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		14	15
Countrywide Asset-Backed Certificates
0.332% due 07/25/2036		2,725	2,670
0.400% due 04/25/2036		152	149
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036		98	55
Equity One Mortgage Pass-Through Trust
0.452% due 04/25/2034		90	78
First Franklin Mortgage Loan Trust
0.832% due 11/25/2035		9,765	9,515
GSAMP Trust
0.222% due 12/25/2036		114	62
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036		9	5
Magi Funding PLC
0.677% due 04/11/2021	EUR	735	998
Merrill Lynch Mortgage Investors Trust
0.232% due 09/25/2037		$26	7
0.272% due 02/25/2037		419	195
Morgan Stanley IXIS Real Estate Capital Trust
0.202% due 11/25/2036		14	7
Nautique Funding Ltd.
0.476% due 04/15/2020		598	592
Nelnet Student Loan Trust
0.929% due 07/25/2018		137	138
North Carolina State Education Assistance Authority
0.679% due 10/26/2020		1,791	1,792
NYLIM Flatiron CLO Ltd.
0.445% due 08/08/2020		398	394
Park Place Securities, Inc.
0.412% due 09/25/2035		27	27
Penta CLO S.A.
0.614% due 06/04/2024	EUR	3,970	5,356
RAAC Trust
0.342% due 09/25/2045		$586	580
Renaissance Home Equity Loan Trust
0.912% due 12/25/2032		65	62
Securitized Asset-Backed Receivables LLC Trust
0.212% due 12/25/2036 ^		380	138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.269% due 04/25/2019		$8,800	$8,743
0.679% due 01/25/2017		303	303
1.729% due 04/25/2023		10,565	10,936
Soundview Home Loan Trust
0.212% due 11/25/2036		60	24
Structured Asset Securities Corp. Mortgage Loan Trust
1.651% due 04/25/2035		614	598
Symphony CLO Ltd.
0.464% due 05/15/2019		2,949	2,928
Wood Street CLO BV
0.666% due 03/29/2021	EUR	319	434

Total Asset-Backed Securities (Cost $87,204)			89,122

SOVEREIGN ISSUES 14.6%
Australia Government Bond
5.500% due 04/21/2023	AUD	1,500	1,633
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,539
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	225,400	77,443
0.000% due 01/01/2018		38,500	11,771
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		147,559	61,190
10.000% due 01/01/2025		100	40
Colombian TES
3.000% due 03/25/2033 (b)	COP	6,447,722	3,008
France Government Bond
0.250% due 07/25/2018 (b)	EUR	8,134	11,557
Hellenic Republic Government International Bond
4.500% due 07/03/2017	JPY	300,000	2,844
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	9,123	13,151
2.100% due 09/15/2016 (b)		2,039	2,912
2.100% due 09/15/2021 (b)		4,780	7,041
2.250% due 04/22/2017 (b)		3,605	5,140
2.350% due 09/15/2024 (b)		27,711	40,665
2.550% due 10/22/2016 (b)		1,602	2,285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 09/15/2026 (b)	EUR	638	$1,000
4.750% due 09/15/2016		1,800	2,684
5.500% due 11/01/2022		900	1,512
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	5,100	6,369
2.750% due 11/20/2025		14,000	17,996
New Zealand Government CPI Linked Bond
3.000% due 09/20/2030	NZD	6,000	5,468
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	83,864	120,957
Slovenia Government International Bond
4.700% due 11/01/2016		6,400	9,501
Spain Government International Bond
3.800% due 04/30/2024		15,300	22,975
5.400% due 01/31/2023		29,400	49,490
Xunta de Galicia
6.131% due 04/03/2018		50	80

Total Sovereign Issues (Cost $463,510)			480,251

SHORT-TERM INSTRUMENTS 7.6%

CERTIFICATES OF DEPOSIT 1.9%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 10/23/2015		$33,250	33,252
1.075% due 05/16/2016		14,250	14,251
China Construction Bank Corp.
1.700% due 04/16/2015		4,400	4,411
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		11,100	11,100

			63,014

REPURCHASE AGREEMENTS (d) 4.7%
			153,000

GREECE TREASURY BILLS 0.9%
2.503% due 07/18/2014 - 08/18/2014 (a)	EUR	20,800	28,441

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.071% due 08/21/2014 - 03/05/2015 (a)(e)(g)(i)	$2,510	$2,509

Total Short-Term Instruments (Cost $247,152)		246,964

Total Investments in Securities (Cost $4,325,240)		4,335,047

	SHARES
INVESTMENTS IN AFFILIATES 22.8%

SHORT-TERM INSTRUMENTS 22.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.8%
PIMCO Short-Term Floating NAV Portfolio	1,039	10
PIMCO Short-Term Floating NAV Portfolio III	74,636,166	745,765

Total Short-Term Instruments (Cost $745,700)		745,775

Total Investments in Affiliates (Cost $745,700)		745,775

Total Investments 155.1% (Cost $5,070,940)		$5,080,822

Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(2,384))		(8,961)

Other Assets and Liabilities, net (54.8%)		(1,796,512)

Net Assets 100.0%		$3,275,349

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.090%	06/27/2014	07/03/2014	$153,000	U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028	$(156,029)	$153,000	$153,002

Total Repurchase Agreements						$(156,029)	$153,000	$153,002

(1)	Includes accrued interest.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	05/30/2014	07/08/2014	$(21,384)	$(21,406)
	0.140%	06/04/2014	07/23/2014	(22,648)	(22,700)
	0.140%	06/27/2014	07/03/2014	(153,506)	(153,552)
	0.141%	06/04/2014	07/23/2014	(7,481)	(7,459)
	0.150%	06/05/2014	07/07/2014	(722)	(722)
	0.190%	06/16/2014	07/16/2014	(3,302)	(3,307)
	0.190%	06/18/2014	07/09/2014	(355)	(356)
	0.191%	06/16/2014	07/16/2014	(3,554)	(3,541)
	0.200%	06/24/2014	07/03/2014	(634,335)	(634,545)
BPG	0.110%	04/23/2014	07/10/2014	(79,155)	(79,302)
	0.130%	05/27/2014	07/14/2014	(2,523)	(2,528)
	0.131%	05/16/2014	07/17/2014	(29,289)	(29,163)
	0.150%	06/04/2014	07/08/2014	(8,679)	(8,687)
	0.150%	06/06/2014	07/10/2014	(2,490)	(2,494)
	0.150%	06/09/2014	07/10/2014	(29,399)	(29,437)
	0.160%	07/01/2014	07/03/2014	(6,760)	(6,762)
FOB	0.200%	06/19/2014	07/03/2014	(129,773)	(129,812)
MSC	0.130%	05/07/2014	07/11/2014	(32,695)	(32,755)
	0.130%	05/19/2014	07/14/2014	(28,479)	(28,541)
	0.131%	05/15/2014	07/15/2014	(8,872)	(8,837)
	0.200%	06/16/2014	07/07/2014	(6,500)	(6,505)
	0.280%	06/27/2014	07/03/2014	(54,374)	(54,388)
TDM	0.100%	06/16/2014	07/03/2014	(4,689)	(4,690)
	0.100%	06/20/2014	07/11/2014	(4,903)	(4,910)
	0.110%	01/27/2014	07/28/2014	(186,644)	(187,171)
	0.110%	04/25/2014	07/10/2014	(28,771)	(28,822)
	0.110%	04/28/2014	07/25/2014	(8,861)	(8,896)
	0.110%	05/22/2014	07/22/2014	(45,976)	(46,131)
	0.111%	01/27/2014	07/28/2014	(72,607)	(72,261)
	0.111%	04/24/2014	07/24/2014	(4,382)	(4,373)
	0.111%	04/28/2014	07/25/2014	(34,934)	(34,858)
	0.111%	05/21/2014	07/17/2014	(2,373)	(2,366)
	0.111%	05/22/2014	07/22/2014	(22,187)	(22,090)
	0.111%	06/20/2014	07/28/2014	(99,322)	(98,861)
	0.120%	05/23/2014	07/11/2014	(760)	(761)
	0.130%	05/29/2014	07/14/2014	(197,728)	(198,145)
	0.140%	05/30/2014	07/08/2014	(36,734)	(36,771)
	0.181%	06/17/2014	07/17/2014	(1,065)	(1,062)
	0.200%	06/19/2014	07/03/2014	(169,630)	(169,684)

Total Sale-Buyback Transactions					$(2,188,651)

(2)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $865,582 at a weighted average interest rate of 0.127%.

(3)	Payable for sale-buyback transactions includes $2,894 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
BOA	Fannie Mae	4.000%	08/01/2044	$ 73,000	$(77,087)	$(77,195)
DEU	Fannie Mae	4.000%	08/01/2044	13,000	(13,741)	(13,747)
FOB	Fannie Mae	4.000%	07/01/2044	45,000	(47,592)	(47,728)
	Fannie Mae	4.000%	08/01/2044	21,000	(22,206)	(22,207)
GSC	U.S. Treasury Inflation Protected Securities	0.125%	04/15/2019	3,037	(3,113)	(3,128)
MSC	Fannie Mae	4.000%	08/01/2044	15,000	(15,870)	(15,862)

					$(179,609)	$(179,867)

Total Short Sales					$(179,609)	$(179,867)

(4)	Payable for short sales includes $1 of accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(e)	Securities with an aggregate market value of $2,198,913 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$153,002	$0	$0	$0	$153,002	$(65,562)	$87,440

Master Securities Forward Transaction Agreement
BCY	0	0	(847,588)	0	(847,588)	841,233	(6,355)
BOA	0	0	0	(77,195)	(77,195)	0	(77,195)
BPG	0	0	(158,373)	0	(158,373)	157,607	(766)
DEU	0	0	0	(13,747)	(13,747)	0	(13,747)
FOB	0	0	(129,812)	(69,935)	(199,747)	129,898	(69,849)
GSC	0	0	0	(3,128)	(3,128)	350	(2,778)
MSC	0	0	(131,026)	(15,862)	(146,888)	130,752	(16,136)
TDM	0	0	(921,852)	0	(921,852)	919,278	(2,574)

Total Borrowings and Other Financing Transactions	$153,002	$0	$(2,188,651)	$(179,867)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	Long	09/2014	1,253	$(296)	$88	$0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	872	(412)	68	0

Total Futures Contracts				$(708)	$156	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe 21 5-Year Index	(1.000%	)	06/20/2019	EUR 4,250	$(109)	$(7)	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$	594	$52	$2	$0	$(1)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024	EUR	1,400	(1)	31	0	(3)

					$51	$33	$0	$(4)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	43,100	$4,641	$1,680	$0	$(231)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		51,900	(2,049)	(4,407)	0	(309)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		22,400	(2,001)	(962)	0	(139)
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	3,800	(329)	(298)	3	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		29,600	(5,119)	(3,282)	0	(19)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,070,000	(2,495)	(1,953)	0	(6)

						$(7,352)	$(9,222)	$3	$(704)

Total Swap Agreements						$(7,410)	$(9,196)	$9	$(708)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $13,696 and cash of $450 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$156	$9	$165	$0	$0	$(708)	$(708)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	43,308	$	17,942	$0	$(1,658)
	07/2014	$	19,663	BRL	43,308	0	(62)
	07/2014		13,775	GBP	8,115	113	0
	07/2014		5,261	NZD	6,044	31	0
	08/2014	EUR	24,477	$	33,333	0	(187)
	08/2014	GBP	8,115		13,771	0	(113)
	08/2014	NZD	6,044		5,245	0	(30)
	08/2014	$	5,437	BRL	12,272	65	0
	01/2015	BRL	12,793	$	5,437	0	(66)

BPS	07/2014	AUD	36,831		34,006	0	(724)
	07/2014	EUR	1,805	PLN	7,635	37	0
	07/2014		261,847	$	357,146	0	(1,401)
	07/2014	GBP	8,115		13,664	0	(224)
	07/2014	$	8,601	EUR	6,338	78	0

BRC	07/2014	JPY	289,900	$	2,826	0	(36)
	07/2014	$	33,590	EUR	24,618	119	0
	08/2014	BRL	5,224	$	2,190	0	(152)
	08/2014	EUR	36,615		49,833	0	(310)

CBK	07/2014	$	1,888	AUD	2,040	36	0
	01/2015	BRL	88		$38	0	0

DUB	07/2014	EUR	7,664		10,437	0	(58)
	07/2014	$	32,816	AUD	34,791	0	(10)
	07/2014		351,422	EUR	258,569	2,637	0
	07/2014		8,792	INR	533,425	73	(18)
	08/2014	AUD	34,791	$	32,736	10	0
	08/2014	EUR	257,751		350,352	0	(2,632)
	08/2014	$	4,725	AUD	5,021	0	(1)

FBF	07/2014	BRL	45,042	$	20,450	65	0
	07/2014	$	19,923	BRL	45,042	463	0
	07/2014		1,336	INR	81,670	19	0
	08/2014		10,535	BRL	24,097	269	0
	10/2014	COP	4,270,449	$	2,223	0	(32)
	01/2015	BRL	72,517		30,458	0	(733)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	07/2014	BRL	60,792	$	27,601	$87	$0
	07/2014	EUR	17,206		23,408	0	(153)
	07/2014	JPY	3,655,000		35,983	0	(96)
	07/2014	$	26,828	BRL	60,792	686	0
	07/2014		5,000	INR	306,700	87	0
	08/2014		8,650	MXN	113,945	100	0
	09/2014		30,817		401,899	0	(12)
	01/2015	BRL	63,966	$	26,828	0	(685)

HUS	07/2014	EUR	3,175	PLN	13,397	55	0
	07/2014	$	5,220	INR	319,882	86	0
	08/2014	BRL	13,600	$	5,602	0	(496)
	10/2014		13,097		5,469	0	(306)

JPM	07/2014		57,083		24,935	47	(947)
	07/2014	EUR	2,808		3,823	0	(22)
	07/2014	JPY	3,212,700		31,544	0	(170)
	07/2014	$	25,500	BRL	57,083	335	0
	07/2014		16,113	INR	968,453	93	(143)
	07/2014		70,478	JPY	7,157,600	176	0
	08/2014	BRL	89,899	$	38,890	0	(1,418)
	08/2014	JPY	7,157,600		70,494	0	(178)
	08/2014	$	12,712	BRL	28,717	164	0
	10/2014	BRL	11,544	$	4,821	0	(269)
	10/2014	$	104	ZAR	1,133	1	0
	10/2014	ZAR	12,988	$	1,184	0	(16)
	01/2015	BRL	29,940		12,712	0	(166)

MSC	07/2014		43,147		17,874	0	(1,654)
	07/2014	$	19,590	BRL	43,147	0	(62)
	08/2014	BRL	13,445		$5,531	0	(498)

UAG	07/2014		51,969		23,085	0	(436)
	07/2014	NZD	6,044		5,154	0	(138)
	07/2014	$	23,595	BRL	51,969	0	(75)
	07/2014		4,585	INR	281,198	79	0

Total Forward Foreign Currency Contracts						$6,011	$(16,387)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	12,300	$184	$18
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		41,200	573	73
								$757	$91

Total Purchased Options								$757	$91

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	24,600	$(185)	$(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		82,400	(573)	(46)

								$(758)	$(56)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	99.000%	10/15/2014	$	31,500	$(100)	$(63)

BPS	Put - OTC CDX.HY-22 5-Year Index	Sell	100.000%	09/17/2014		17,000	(49)	(22)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		10,900	(37)	(5)

CBK	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		10,400	(34)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	09/17/2014		2,300	(7)	(1)

FBF	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.750%	07/16/2014		24,500	(10)	(8)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014	$	5,500	$(17)	$(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		3,900	(13)	(2)

JPM	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		10,100	(34)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		4,600	(17)	(2)

							$(318)	$(123)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(11)

CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(22)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(3)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	(33)	(2)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(16)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(219)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	(19)

						$(741)	$(292)

Total Written Options						$(1,817)	$(471)

(1)	YOY options may have a series of expirations.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	202	$1,125,500	7,600	$(5,390)
Sales	441	270,988	330,600	(3,605)
Closing Buys	0	(11,100)	(56,800)	450
Expirations	(202)	(1,205,388)	(83,800)	6,308
Exercised	(441)	(43,100)	(18,400)	420

Balance at End of Period	0	$136,900	179,200	$(1,817)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.830%	)	09/20/2015	0.050%	$ 2,000	$0	$(20)	$0	$(20)

DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.133%	300	0	(4)	0	(4)
	Marsh & McLennan Cos., Inc.	(0.600%	)	09/20/2015	0.050%	2,000	0	(14)	0	(14)

							$0	$(38)	$0	$(38)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.316%	$	8,200	$(421)	$306	$0	$(115)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		2,500	(43)	57	14	0
	Russia Government International Bond	1.000%	03/20/2019	1.662%		800	(66)	42	0	(24)

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.316%		19,000	(958)	693	0	(265)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.316%		1,100	(55)	40	0	(15)
	Italy Government International Bond	1.000%	03/20/2019	0.887%		17,100	(296)	389	93	0

HUS	Russia Government International Bond	1.000%	03/20/2019	1.662%		1,300	(110)	71	0	(39)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.316%		100	(5)	4	0	(1)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.316%		300	(15)	11	0	(4)
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR	1,900	(88)	38	0	(50)

							$(2,057)	$1,651	$107	$(513)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	34,200	$(44)	$2,042	$1,998	$0

BPS	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016	$	15,000	(4)	162	158	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		87,000	132	(1,332)	0	(1,200)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		30,300	495	(1,032)	0	(537)

BRC	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		17,900	0	127	127	0

CBK	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	1,200	15	66	81	0

DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		8,400	71	327	398	0

	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		1,300	16	71	87	0
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016	$	25,800	0	165	165	0
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		22,300	0	203	203	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		19,100	(8)	210	202	0
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		13,100	0	130	130	0
	Receive	3-Month USD-CPURNSA Index	1.930%	02/10/2017		9,200	0	103	103	0
	Receive	3-Month USD-CPURNSA Index	2.173%	11/01/2018		16,200	0	70	70	0

FBF	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	7,800	21	225	246	0

GLM	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016	$	79,500	(162)	715	553	0

	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		43,800	24	(692)	0	(668)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		73,000	0	325	325	0
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		26,500	49	49	98	0

MYC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	27,300	(13)	9	0	(4)

RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016	$	13,100	(39)	126	87	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		61,200	109	(954)	0	(845)

UAG	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	31,900	71	934	1,005	0

							$733	$2,049	$6,036	$(3,254)

Total Swap Agreements							$(1,324)	$3,662	$6,143	$(3,805)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $7,571 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$209	$0	$2,012	$2,221	$(2,116)	$(63)	$(159)	$(2,338)	$(117)	$0	$(117)
BPS	115	0	158	273	(2,349)	(38)	(1,737)	(4,124)	(3,851)	640	(3,211)
BRC	119	0	127	246	(498)	0	0	(498)	(252)	117	(135)
CBK	36	0	81	117	0	(34)	(265)	(299)	(182)	0	(182)
DUB	2,720	0	1,451	4,171	(2,719)	(18)	(33)	(2,770)	1,401	(1,620)	(219)
FBF	816	0	246	1,062	(765)	(8)	0	(773)	289	(260)	29
GLM	960	91	976	2,027	(946)	(56)	(668)	(1,670)	357	(790)	(433)
GST	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
HUS	141	0	0	141	(802)	0	(39)	(841)	(700)	531	(169)
JPM	816	0	0	816	(3,329)	(248)	(1)	(3,578)	(2,762)	2,690	(72)
MSB	0	0	0	0	0	0	0	0	0	2,207	2,207
MSC	0	0	0	0	(2,214)	0	0	(2,214)	(2,214)	0	(2,214)
MYC	0	0	0	0	0	0	(58)	(58)	(58)	19	(39)
RYL	0	0	87	87	0	0	(845)	(845)	(758)	1,072	314
UAG	79	0	1,005	1,084	(649)	0	0	(649)	435	(510)	(75)

Total Over the Counter	$6,011	$91	$6,143	$12,245	$(16,387)	$(471)	$(3,805)	$(20,663)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$156	$156
Swap Agreements	0	6	0	0	3	9

	$0	$6	$0	$0	$159	$165

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,011	$0	$6,011
Purchased Options	0	0	0	0	91	91
Swap Agreements	0	107	0	0	6,036	6,143

	$0	$107	$0	$6,011	$6,127	$12,245

	$0	$113	$0	$6,011	$6,286	$12,410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$4	$0	$0	$704	$708
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,387	$0	$16,387
Written Options	0	123	0	0	348	471
Swap Agreements	0	551	0	0	3,254	3,805

	$0	$674	$0	$16,387	$3,602	$20,663

	$0	$678	$0	$16,387	$4,306	$21,371

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$70	$70
Futures	0	0	0	0	1,851	1,851
Swap Agreements	0	152	0	0	(3,743)	(3,591)

	$0	$152	$0	$0	$(1,822)	$(1,670)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,987)	$0	$(3,987)
Purchased Options	0	0	0	0	(1,264)	(1,264)
Written Options	0	214	0	1,207	5,090	6,511
Swap Agreements	0	169	0	0	3,127	3,296

	$0	$383	$0	$(2,780)	$6,953	$4,556

	$0	$535	$0	$(2,780)	$5,131	$2,886

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$31	$31
Futures	0	0	0	0	3,055	3,055
Swap Agreements	0	26	0	0	(21,393)	(21,367)

	$0	$26	$0	$0	$(18,307)	$(18,281)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,601)	$0	$(9,601)
Purchased Options	0	0	0	0	(425)	(425)
Written Options	0	196	0	0	(2,070)	(1,874)
Swap Agreements	0	1,659	0	0	8,569	10,228

	$0	$1,855	$0	$(9,601)	$6,074	$(1,672)

	$0	$1,881	$0	$(9,601)	$(12,233)	$(19,953)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$221,154	$0	$221,154
Industrials	0	7,294	0	7,294
Utilities	0	43,918	0	43,918
Municipal Bonds & Notes
West Virginia	0	592	0	592
U.S. Government Agencies	0	61,792	0	61,792
U.S. Treasury Obligations	0	3,063,117	0	3,063,117
Mortgage-Backed Securities	0	120,843	0	120,843
Asset-Backed Securities	0	89,122	0	89,122
Sovereign Issues	0	480,251	0	480,251
Short-Term Instruments
Certificates of Deposit	0	63,014	0	63,014
Repurchase Agreements	0	153,000	0	153,000
Greece Treasury Bills	0	28,441	0	28,441
U.S. Treasury Bills	0	2,509	0	2,509
	$0	$4,335,047	$0	$4,335,047

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	745,775	0	0	745,775

Total Investments	$745,775	$4,335,047	$0	$5,080,822

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(176,739)	$0	$(176,739)
U.S. Treasury Obligations	0	(3,128)	0	(3,128)
	$0	$(179,867)	$0	$(179,867)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	156	09	0	165
Over the counter	0	12,245	0	12,245
	$156	$12,254	$0	$12,410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(708)	0	(708)
Over the counter	0	(20,371)	(292)	(20,663)
	$0	$(21,079)	$(292)	$(21,371)

Totals	$745,931	$4,146,355	$(292)	$4,891,994

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

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Notes to Financial Statements (Cont.)

significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S.

dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily

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settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities

(“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate

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Notes to Financial Statements (Cont.)

securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the

U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$854,125	$72,526	$(926,640)	$(62)	$61	$10	$27	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$684,977	$2,618,792	$(2,558,150)	$(100)	$246	$745,765	$191	$0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

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Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making”

ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

SEMIANNUAL REPORT	JUNE 30, 2014	33

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

SEMIANNUAL REPORT	JUNE 30, 2014	35

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$30,052	$75,877

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$505,246	$891,480	$626,279	$200,400

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,563	$20,276	3,426	$46,102
Administrative Class	9,267	120,276	35,473	482,183
Advisor Class	3,559	46,027	12,959	177,129
Issued as reinvestment of distributions
Institutional Class	120	1,578	293	3,753
Administrative Class	2,005	26,458	5,691	72,684
Advisor Class	348	4,597	917	11,674
Cost of shares redeemed
Institutional Class	(946)	(12,185)	(3,472)	(47,591)
Administrative Class	(32,863)	(427,071)	(77,119)	(1,038,926)
Advisor Class	(2,758)	(35,646)	(6,624)	(89,539)
Net increase (decrease) resulting from Portfolio share transactions	(19,705)	$(255,690)	(28,456)	$(382,531)

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 45% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 16% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,074,535	$57,402	$(51,115)	$6,287

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSB	Mitsubishi Trust & Bank
BPG	BNP Paribas Securities Corp.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
COP	Colombian Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	YOY	Year-Over-Year
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT61SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Short-Term Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	69.6%
Short-Term Instruments‡	10.6%
Asset-Backed Securities	6.8%
Sovereign Issues	5.2%
Mortgage-Backed Securities	3.4%
Other	4.4%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Short-Term Portfolio Administrative Class	0.71%	1.36%	1.80%	2.62%	3.09%
Citi 3-Month Treasury Bill Index±	0.02%	0.04%	0.08%	1.54%	2.02%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.61% for Administrative Class shares.

± Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,007.10	$1,021.82
Expenses Paid During Period†	$2.99	$3.01
Net Annualized Expense Ratio	0.60%	0.60%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Exposure to investment grade credit benefited performance as these investment grade credit securities generally posted positive performance during the reporting period.

»	Exposure to high yield credit benefited performance as these high yield securities generally posted positive performance during the reporting period.

»	Exposure to Korean external debt benefited performance as Korean yields fell during the reporting period.

»

Exposure to U.S. duration (or sensitivity to changes in market interest rates) across longer maturities than the Portfolio’s benchmark index benefited performance as intermediate maturity yields fell during the reporting period.

»	Exposure to commercial mortgage-backed securities added to returns as these securities generally posted positive performance during the reporting period.

»	Short exposure to the Japanese yen detracted from performance as the Japanese yen appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$10.27		$10.29	$10.12	$10.18	$10.07	$9.62
Net investment income (a)	0.03		0.08	0.09	0.09	0.09	0.20
Net realized/unrealized gain (loss)	0.04		(0.02)	0.19	(0.03)	0.13	0.54
Total income from investment operations	0.07		0.06	0.28	0.06	0.22	0.74
Dividends from net investment income	(0.03)		(0.08)	(0.09)	(0.10)	(0.09)	(0.20)
Distributions from net realized capital gains	0.00		0.00	(0.02)	(0.02)	(0.02)	(0.09)
Total distributions	(0.03)		(0.08)	(0.11)	(0.12)	(0.11)	(0.29)
Net asset value end of year or period	$10.31		$10.27	$10.29	$10.12	$10.18	$10.07
Total return	0.71%		0.57%	2.78%	0.51%	2.11%	7.80%
Net assets end of year or period (000s)	$112,358		$72,378	$43,217	$33,688	$26,794	$16,335
Ratio of expenses to average net assets	0.60	%*	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.64	%*	0.79%	0.90%	0.90%	0.88%	1.98%
Portfolio turnover rate	313	%**	134%**	103%**	225%**	231%**	524%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$224,363
Investments in Affiliates	1,116
Financial Derivative Instruments
Exchange-traded or centrally cleared	15
Over the counter	183
Deposits with counterparty	298
Foreign currency, at value	223
Receivable for investments sold	1,011
Receivable for Portfolio shares sold	219
Interest receivable	1,323
228,751

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$36
Over the counter	186
Payable for investments purchased	1,513
Payable for Portfolio shares redeemed	90
Overdraft due to custodian	837
Accrued investment advisory fees	44
Accrued supervisory and administrative fees	36
Accrued distribution fees	21
Accrued servicing fees	13
2,776

Net Assets	$225,975

Net Assets Consist of:
Paid in capital	$224,429
Undistributed net investment income	180
Accumulated undistributed net realized gain	777
Net unrealized appreciation	589
$225,975

Net Assets:
Institutional Class	$6,584
Administrative Class	112,358
Advisor Class	107,033

Shares Issued and Outstanding:
Institutional Class	639
Administrative Class	10,902
Advisor Class	10,386

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.31
Administrative Class	10.31
Advisor Class	10.31

Cost of Investments in Securities	$223,733
Cost of Investments in Affiliates	$1,116
Cost of Foreign Currency Held	$224
Cost or Premiums of Financial Derivative Instruments, net	$89

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$1,239
Dividends from Investments in Affiliates	8
Total Income	1,247

Expenses:
Investment advisory fees	251
Supervisory and administrative fees	201
Servicing fees - Administrative Class	69
Distribution and/or servicing fees - Advisor Class	127
Trustee fees	1
Interest expense	2
Total Expenses	651

Net Investment Income	596

Net Realized Gain (Loss):
Investments in securities	301
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	78
Over the counter financial derivative instruments	224
Short sales	(25)
Foreign currency	13
Net Realized Gain	588

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	362
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	43
Over the counter financial derivative instruments	(177)
Foreign currency assets and liabilities	6
Net Change in Unrealized Appreciation	238
Net Gain	826

Net Increase in Net Assets Resulting from Operations	$1,422

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$596	$983
Net realized gain (loss)	588	(134)
Net change in unrealized appreciation (depreciation)	238	(184)
Net increase resulting from operations	1,422	665

Distributions to Shareholders:
From net investment income
Institutional Class	(28)	(75)
Administrative Class	(305)	(397)
Advisor Class	(282)	(452)

Total Distributions	(615)	(924)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	46,552	76,174

Total Increase in Net Assets	47,359	75,915

Net Assets:
Beginning of period	178,616	102,701
End of period*	$225,975	$178,616

* Including undistributed net investment income of:	$180	$199

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%

BANK LOAN OBLIGATIONS 0.2%
Dell, Inc.
3.750% due 10/29/2018		$475	$476

Total Bank Loan Obligations (Cost $473)			476

CORPORATE BONDS & NOTES 69.5%

BANKING & FINANCE 35.9%
Ally Financial, Inc.
2.750% due 01/30/2017		200	203
3.125% due 01/15/2016		300	309
4.625% due 06/26/2015		450	465
6.750% due 12/01/2014		800	819
8.300% due 02/12/2015		300	313
American Honda Finance Corp.
0.602% due 05/26/2016		500	502
Banco Bradesco S.A.
4.500% due 01/12/2017		1,500	1,588
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,000	1,069
Banco Santander Chile
1.126% due 04/11/2017		500	500
Bank Nederlandse Gemeenten
0.504% due 05/15/2018		1,000	1,007
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.841% due 09/09/2016		1,000	1,006
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	600	834
Barclays Bank PLC
4.750% due 02/23/2015		$300	306
BPCE S.A.
0.862% due 06/17/2017		500	500
Caisse Centrale Desjardins
2.550% due 03/24/2016		500	517
CIT Group, Inc.
4.750% due 02/15/2015		1,100	1,124
Citigroup, Inc.
2.250% due 08/07/2015		500	508
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	1,000	1,769
Credit Agricole S.A.
1.026% due 04/15/2019		$250	252
Credit Suisse
0.719% due 05/26/2017		2,000	2,006
DBS Bank Ltd.
0.836% due 07/15/2021		2,000	1,955
5.000% due 11/15/2019		1,200	1,215
Dexia Credit Local S.A.
0.508% due 01/21/2016		500	500
0.524% due 11/13/2015		500	500
0.526% due 01/17/2016		300	300
0.628% due 01/11/2017		2,200	2,209
1.250% due 10/18/2016		800	806
Eksportfinans ASA
2.000% due 09/15/2015		400	401
2.375% due 05/25/2016		250	251
5.500% due 06/26/2017		500	538
Export-Import Bank of Korea
1.082% due 09/17/2016		300	302
1.250% due 11/20/2015		500	503
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		600	605
2.500% due 01/15/2016		200	205
2.750% due 05/15/2015		200	204
3.984% due 06/15/2016		100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 05/15/2015		$800	$879
General Electric Capital Corp.
0.430% due 01/08/2016		1,300	1,301
GMAC International Finance BV
7.500% due 04/21/2015	EUR	600	863
Goldman Sachs Group, Inc.
0.680% due 03/22/2016		$500	500
0.852% due 06/04/2017		2,500	2,502
5.250% due 12/15/2015	GBP	500	902
7.750% due 11/23/2016	AUD	1,300	1,338
Hana Bank
1.349% due 11/09/2016		$1,450	1,461
4.000% due 11/03/2016		200	213
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		450	453
HSBC Finance Corp.
0.657% due 06/01/2016		400	400
5.000% due 06/30/2015		500	522
HSH Nordbank AG
0.373% due 12/31/2015		200	200
Hypothekenbank Frankfurt AG
0.098% due 09/20/2017		1,700	1,664
Hypothekenbank Frankfurt International S.A.
0.098% due 03/20/2017		200	189
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		200	209
Industrial Bank of Korea
1.375% due 10/05/2015		1,300	1,310
2.375% due 07/17/2017		1,000	1,022
ING Bank NV
0.574% due 01/04/2016		1,500	1,500
International Lease Finance Corp.
4.875% due 04/01/2015		1,950	2,002
8.625% due 09/15/2015		100	109
IPIC GMTN Ltd.
1.750% due 11/30/2015		800	813
3.125% due 11/15/2015		1,000	1,033
Jackson National Life Global Funding
1.250% due 02/21/2017		1,500	1,497
JPMorgan Chase & Co.
0.727% due 10/12/2015	EUR	400	546
0.744% due 02/15/2017		$1,250	1,255
0.886% due 10/15/2015		1,200	1,207
0.940% due 03/31/2016		200	200
1.054% due 05/30/2017	GBP	100	169
2.600% due 01/15/2016		$700	719
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		400	399
Kookmin Bank
1.103% due 01/27/2017		500	503
1.478% due 10/11/2016		1,500	1,523
Korea Development Bank
0.681% due 06/11/2015		1,000	1,000
0.853% due 01/22/2017		2,000	2,004
1.000% due 01/22/2016		2,000	2,003
Korea Exchange Bank
3.125% due 06/26/2017		200	208
LeasePlan Corp. NV
3.000% due 10/23/2017		200	208
Macquarie Bank Ltd.
1.021% due 03/24/2017		600	602
5.000% due 02/22/2017		200	218
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,335
Morgan Stanley
5.375% due 10/15/2015		200	212
6.000% due 04/28/2015		1,000	1,047

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Muenchener Hypothekenbank eG
1.125% due 07/13/2015		$1,200	$1,208
Nordea Bank AB
0.590% due 04/04/2017		1,200	1,203
0.684% due 05/13/2016		300	302
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	206
Northern Rock Asset Management PLC
5.625% due 06/22/2017		700	786
NRW Bank
0.423% due 08/13/2018		1,400	1,402
0.475% due 01/31/2017		700	704
Piper Jaffray Cos.
2.234% due 05/31/2017		200	200
Prudential Covered Trust
2.997% due 09/30/2015		240	246
QNB Finance Ltd.
1.475% due 10/31/2016		1,000	1,011
Regions Financial Corp.
5.750% due 06/15/2015		1,000	1,045
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	510
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	104
Shinhan Bank
0.880% due 04/08/2017		500	502
SLM Corp.
3.875% due 09/10/2015		400	410
6.250% due 01/25/2016		1,550	1,653
Springleaf Finance Corp.
5.400% due 12/01/2015		800	842
Standard Chartered PLC
3.200% due 05/12/2016		900	938
Swedbank Hypotek AB
2.950% due 03/28/2016		700	729
Toyota Motor Credit Corp.
0.516% due 05/17/2016		1,100	1,104
WEA Finance LLC
5.750% due 09/02/2015		1,000	1,081
Weyerhaeuser Co.
6.950% due 08/01/2017		493	570

			81,193

INDUSTRIALS 23.2%
AbbVie, Inc.
1.200% due 11/06/2015		700	705
Altria Group, Inc.
4.125% due 09/11/2015		250	260
America Movil S.A.B. de C.V.
1.230% due 09/12/2016		500	506
Amgen, Inc.
0.608% due 05/22/2017		250	250
2.125% due 05/15/2017		250	256
2.300% due 06/15/2016		250	257
Anglo American Capital PLC
1.176% due 04/15/2016		500	502
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	139
BAT International Finance PLC
2.125% due 06/07/2017		$450	461
BMW U.S. Capital LLC
0.567% due 06/02/2017		400	399
Boston Scientific Corp.
6.400% due 06/15/2016		800	883
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		2,200	2,206

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
3.479% due 04/15/2019	$200	$202
Covidien International Finance S.A.
1.350% due 05/29/2015	250	252
Crown Castle Towers LLC
3.214% due 08/15/2035	1,400	1,423
Daimler Finance North America LLC
0.580% due 03/10/2017	1,500	1,503
1.300% due 07/31/2015	300	303
1.875% due 09/15/2014	200	201
2.300% due 01/09/2015	180	182
Devon Energy Corp.
0.681% due 12/15/2015	600	603
0.771% due 12/15/2016	300	302
DISH DBS Corp.
6.625% due 10/01/2014	500	507
7.125% due 02/01/2016	1,000	1,084
Dish DBS Corp.
7.750% due 05/31/2015	100	106
Enbridge, Inc.
0.678% due 06/02/2017	500	501
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	203
Express Scripts Holding Co.
2.750% due 11/21/2014	1,250	1,262
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	1,050	1,054
Georgia-Pacific LLC
7.700% due 06/15/2015	630	672
Glencore Finance Canada Ltd.
2.850% due 11/10/2014	700	704
HCA, Inc.
6.375% due 01/15/2015	500	513
6.500% due 02/15/2016	950	1,025
7.190% due 11/15/2015	400	431
Hewlett-Packard Co.
1.781% due 09/19/2014	240	241
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	2,000	2,094
Hyundai Capital America
1.450% due 02/06/2017	200	201
1.875% due 08/09/2016	1,500	1,523
4.000% due 06/08/2017	500	535
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015	600	619
Korea National Oil Corp.
3.125% due 04/03/2017	200	209
Life Technologies Corp.
4.400% due 03/01/2015	1,000	1,025
Linde Finance BV
3.625% due 11/13/2014	900	910
McKesson Corp.
0.630% due 09/10/2015	2,000	2,004
MGM Resorts International
6.625% due 07/15/2015	1,100	1,158
6.875% due 04/01/2016	650	710
Mylan, Inc.
6.000% due 11/15/2018	200	209
NBCUniversal Enterprise, Inc.
0.911% due 04/15/2018	1,000	1,012
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	500	506
Nissan Motor Acceptance Corp.
0.777% due 03/03/2017	500	502
0.934% due 09/26/2016	1,200	1,209
1.000% due 03/15/2016	100	100
1.950% due 09/12/2017	100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	$200	$200
PepsiCo, Inc.
0.437% due 02/26/2016	500	501
Petrobras International Finance Co.
2.875% due 02/06/2015	1,900	1,925
Phillips 66
1.950% due 03/05/2015	300	303
Plains Exploration & Production Co.
6.125% due 06/15/2019	750	832
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	759
SABIC Capital BV
3.000% due 11/02/2015	1,700	1,750
SABMiller Holdings, Inc.
1.850% due 01/15/2015	2,500	2,518
Sanofi
2.625% due 03/29/2016	400	414
Sutter Health
1.090% due 08/15/2053	1,000	992
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	253
TCI Communications, Inc.
8.750% due 08/01/2015	800	872
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017	1,000	1,000
4.949% due 01/15/2015	1,000	1,022
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	250	256
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	516
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	100	103
3.250% due 11/20/2014	300	303
United Airlines, Inc.
6.750% due 09/15/2015	100	101
USG Corp.
6.300% due 11/15/2016	100	109
8.375% due 10/15/2018	300	317
9.750% due 01/15/2018	250	301
Volkswagen International Finance NV
0.666% due 11/18/2016	1,400	1,406
Wesfarmers Ltd.
2.983% due 05/18/2016	250	260
Woodside Finance Ltd.
4.500% due 11/10/2014	267	271
WPP Finance U.K.
8.000% due 09/15/2014	300	304

		52,313

UTILITIES 10.4%
AES Corp.
3.229% due 06/01/2019	500	505
BP Capital Markets PLC
0.643% due 11/07/2016	1,300	1,307
0.700% due 11/06/2015	500	502
Duke Energy Corp.
3.950% due 09/15/2014	300	302
Enel Finance International NV
3.875% due 10/07/2014	1,473	1,485
Entergy Corp.
3.625% due 09/15/2015	400	413
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014	1,000	1,005
Iberdrola Finance Ireland Ltd.
3.800% due 09/11/2014	600	604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$500	$511
Korea Electric Power Corp.
3.000% due 10/05/2015		400	410
Korea Hydro & Nuclear Power Co. Ltd.
1.008% due 05/22/2017		1,000	1,000
3.125% due 09/16/2015		600	616
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		250	260
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		300	302
Orange S.A.
5.000% due 05/12/2016	GBP	1,000	1,811
Petrobras Global Finance BV
2.592% due 03/17/2017		$200	203
Plains All American Pipeline LP
3.950% due 09/15/2015		440	457
Rosneft Finance S.A.
7.500% due 07/18/2016		1,500	1,648
Scottish Power Ltd.
5.375% due 03/15/2015		1,500	1,548
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		1,300	1,302
1.147% due 04/10/2019		400	401
Sprint Communications, Inc.
6.000% due 12/01/2016		600	655
8.375% due 08/15/2017		500	586
Telecom Italia Capital S.A.
4.950% due 09/30/2014		1,000	1,010
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		700	718
Verizon Communications, Inc.
1.761% due 09/15/2016		3,800	3,907

			23,468

Total Corporate Bonds & Notes (Cost $156,239)			156,974

MUNICIPAL BONDS & NOTES 1.3%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.127% due 11/25/2043		148	150

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016		300	312
University of California Revenue Bonds, Series 2011
0.651% due 07/01/2041		500	500

			812

FLORIDA 0.2%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015		200	205
4.000% due 07/01/2016		165	177

			382

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015		100	100

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	$300	$318

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	240	239

OHIO 0.2%
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	500	510

TEXAS 0.2%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $3,001)		3,011

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.217% due 12/25/2036	14	14
0.272% due 03/25/2034	12	12
0.302% due 08/25/2034	4	4
0.352% due 02/25/2037 - 10/27/2037	225	224
0.502% due 05/25/2042	8	8
0.552% due 12/25/2043	2,525	2,535
0.702% due 09/25/2041	260	261
0.732% due 06/25/2041	179	180
0.832% due 12/25/2037	86	87
0.851% due 01/01/2021	189	191
1.324% due 03/01/2044 - 07/01/2044	34	36
2.380% due 10/01/2031	1	1
4.340% due 02/01/2017	947	965
Freddie Mac
0.192% due 12/25/2036	36	35
0.602% due 09/15/2041	120	120
0.852% due 02/15/2038	115	116
1.319% due 02/25/2045	121	124
1.324% due 10/25/2044	113	115
1.524% due 07/25/2044	44	44
Ginnie Mae
0.702% due 04/20/2062	354	355
0.852% due 02/20/2062	273	276
1.202% due 02/20/2062	175	179
1.625% due 02/20/2032	8	9
NCUA Guaranteed Notes
0.501% due 12/07/2020	130	130
0.522% due 11/06/2017	169	169
0.712% due 12/08/2020	180	181
1.600% due 10/29/2020	84	85

Total U.S. Government Agencies (Cost $6,449)		6,456

MORTGAGE-BACKED SECURITIES 3.4%
Banc of America Commercial Mortgage Trust
5.919% due 05/10/2045	100	107
Banc of America Mortgage Trust
3.320% due 07/20/2032	1	1
BCAP LLC Trust
2.476% due 11/26/2035	54	54
Bear Stearns Adjustable Rate Mortgage Trust
2.771% due 01/25/2034	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Alt-A Trust
2.790% due 09/25/2035		$30	$27
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041		53	53
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		13	13
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		810	871
Commercial Mortgage Trust
0.282% due 12/15/2020		35	35
2.365% due 02/10/2029		700	720
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		18	16
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		461	497
5.858% due 03/15/2039		69	73
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		4	4
2.227% due 06/25/2033		19	19
4.829% due 11/15/2037		844	848
DBRR Trust
0.853% due 02/25/2045		1,229	1,229
0.946% due 09/25/2045		10	10
First Republic Mortgage Loan Trust
0.452% due 08/15/2032		14	13
Fosse Master Issuer PLC
1.628% due 10/18/2054		126	126
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		34	31
GS Mortgage Securities Trust
4.761% due 07/10/2039		759	775
GSR Mortgage Loan Trust
2.657% due 09/25/2035		23	23
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		46	41
JPMorgan Chase Commercial Mortgage Securities Trust
4.899% due 01/12/2037		200	201
5.440% due 06/12/2047		493	538
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		6	6
Merrill Lynch Mortgage Investors Trust
1.151% due 10/25/2035		17	16
Morgan Stanley Capital Trust
1.085% due 03/15/2045		54	55
RBSSP Resecuritization Trust
0.652% due 10/26/2036		166	160
2.267% due 12/26/2036		213	215
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	8	11
Structured Asset Mortgage Investments Trust
0.382% due 05/25/2045		$53	48
0.405% due 07/19/2035		8	8
0.815% due 09/19/2032		4	4
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	63	86
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$31	31
5.558% due 03/15/2045		250	266
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045		284	290
WaMu Mortgage Pass-Through Certificates Trust
1.123% due 02/25/2046		25	24
1.123% due 08/25/2046		35	32
1.323% due 11/25/2042		12	12
1.523% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $7,718)			7,597

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.8%
Alba SPV SRL
1.827% due 04/20/2040	EUR	626	$862
Apidos CDO Ltd.
0.490% due 06/12/2020		$332	331
Ares CLO Ltd.
0.857% due 11/25/2020		350	349
Bear Stearns Asset-Backed Securities Trust
0.812% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.461% due 11/15/2017		92	92
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		52	52
Carrington Mortgage Loan Trust
0.252% due 06/25/2037		9	9
Celf Loan Partners Ltd.
1.519% due 07/25/2019	GBP	30	51
Citibank Omni Master Trust
2.902% due 08/15/2018		$1,700	1,706
4.900% due 11/15/2018		300	305
5.350% due 08/15/2018		500	503
COA Summit CLO Ltd.
1.586% due 04/20/2023		1,900	1,899
Cornerstone CLO Ltd.
0.446% due 07/15/2021		1,000	987
Countrywide Asset-Backed Certificates
0.632% due 12/25/2031		2	1
0.892% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.890% due 08/25/2032		3	2
Denali Capital CLO Ltd.
0.488% due 04/21/2020		25	25
Drug Royalty LP
3.082% due 07/15/2023		300	300
Dryden Leveraged Loan CDO
0.468% due 10/20/2020		235	233
Dryden Senior Loan Fund
1.396% due 01/15/2022		500	500
Duane Street CLO Ltd.
0.478% due 01/11/2021		83	82
Educational Services of America, Inc.
0.882% due 04/25/2039		222	222
Fore CLO Ltd.
0.473% due 07/20/2019		89	89
Franklin CLO Ltd.
0.491% due 06/15/2018		34	34
Gallatin CLO Ltd.
1.432% due 07/15/2023		2,000	2,004
Golden Knight CDO Corp.
0.466% due 04/15/2019		784	782
Gracechurch Card Funding PLC
0.852% due 02/15/2017		500	502
Harbourmaster CLO BV
0.667% due 10/11/2019	EUR	2	3
Irwin Whole Loan Home Equity Trust
0.692% due 07/25/2032		$1	1
Lafayette CLO Ltd.
1.630% due 09/06/2022		10	10
LCM LP
1.486% due 04/15/2022		600	600
MASTR Asset-Backed Securities Trust
0.202% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		189	189
Mountain Capital CLO Ltd.
0.471% due 09/15/2018		1,062	1,059

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nelnet Student Loan Trust
0.929% due 07/25/2018		$21	$22
New Century Home Equity Loan Trust
0.412% due 06/25/2035		4	4
Northstar Education Finance, Inc.
0.852% due 12/26/2031		161	161
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		700	700
Renaissance Home Equity Loan Trust
0.512% due 11/25/2034		6	5
0.652% due 12/25/2033		28	28
1.030% due 08/25/2033		7	6
SLM Student Loan Trust
0.431% due 12/17/2018		82	82
0.729% due 10/25/2017		147	147
1.729% due 04/25/2023		54	56
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		45	45
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.475% due 11/01/2018		103	102
WhiteHorse Ltd.
0.495% due 05/01/2018		36	36
0.695% due 05/01/2018		250	248

Total Asset-Backed Securities (Cost $15,458)			15,431

SOVEREIGN ISSUES 5.2%
Development Bank of Japan, Inc.
0.426% due 04/17/2015		3,000	3,000
Japan Bank for International Cooperation
1.875% due 09/24/2015		1,000	1,019
Japan Finance Organization for Municipalities
0.399% due 11/28/2014		1,000	1,000
Korea Land & Housing Corp.
1.875% due 08/02/2017		2,000	2,012
Republic of Korea
4.875% due 09/22/2014		3,500	3,534
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	100	139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State of North Rhine-Westphalia
0.528% due 04/28/2017	$700	$704
0.928% due 07/11/2017	300	306

Total Sovereign Issues (Cost $11,697)		11,714

SHORT-TERM INSTRUMENTS 10.0%

CERTIFICATES OF DEPOSIT 2.1%
Credit Suisse
0.547% due 08/24/2015	1,500	1,500
Intesa Sanpaolo SpA
1.650% due 04/07/2015	2,000	2,004
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	1,000	1,000
1.190% due 06/26/2015	250	250

		4,754

COMMERCIAL PAPER 7.0%
ENI Coordination Center S.A.
0.500% due 03/20/2015	2,000	1,993
Entergy Corp.
0.870% due 08/25/2014	250	250
0.870% due 10/07/2014	500	499
0.950% due 07/11/2014	1,000	1,000
Ford Motor Credit Co.
0.720% due 03/02/2015	1,100	1,095
0.760% due 01/05/2015	200	199
Glencore Funding LLC
0.650% due 10/06/2014	900	899
0.650% due 10/16/2014	1,000	999
Mohawk Industries, Inc.
0.550% due 07/31/2014	1,000	1,000
0.570% due 07/21/2014	250	250
0.730% due 07/07/2014	500	500
0.780% due 07/02/2014	1,500	1,500
NiSource Finance Corp.
0.610% due 07/24/2014	1,200	1,199
0.620% due 07/28/2014	1,000	1,000
Noble Corp.
0.430% due 07/18/2014	1,200	1,200
Vodafone Group PLC
0.510% due 04/10/2015	1,800	1,793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.550% due 04/10/2015		$250	$249
0.600% due 06/29/2015		250	249

			15,874

SHORT-TERM NOTES 0.1%
Korea Development Bank
0.679% due 08/20/2014		300	300

SLOVENIA TREASURY BILLS 0.8%
0.948% due 09/11/2014 - 04/09/2015 (a)	EUR	1,300	1,776

Total Short-Term Instruments (Cost $22,698)			22,704

Total Investments in Securities (Cost $223,733)			224,363

		SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio		452	4
PIMCO Short-Term Floating NAV Portfolio III		111,266	1,112

Total Short-Term Instruments (Cost $1,116)			1,116

Total Investments in Affiliates (Cost $1,116)			1,116

Total Investments 99.8% (Cost $224,849)			$225,479

Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $89)			(24)

Other Assets and Liabilities, net 0.2%			520

Net Assets 100.0%			$225,975

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $18,686 at a weighted average interest rate of 0.030%.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	Long	03/2016	221	$112	$15	$(11)
90-Day Eurodollar March Futures	Short	03/2016	305	(33)	0	(19)
U.S. Treasury 2-Year Note September Futures	Short	09/2014	185	(31)	0	(6)

Total Futures Contracts				$48	$15	$(36)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

Cash of $298 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$15	$0	$15	$0	$(36)	$0	$(36)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	08/2014		EUR	133	$		181	$0	$(1)

BPS	07/2014		AUD	1,394			1,287	0	(27)

BRC	08/2014		EUR	3,794			5,181	0	(15)
	09/2014			600			820	0	(2)
	09/2014		GBP	1,729			2,902	0	(55)
	03/2015		EUR	100			137	0	0

CBK	08/2014		AUD	1,394			1,307	0	(5)

DUB	08/2014		EUR	1,981			2,704	0	(9)
	04/2015			700			966	7	0

JPM	07/2014		JPY	406,402			3,990	0	(22)
	07/2014	$		4,002		JPY	406,402	10	0
	08/2014		JPY	406,402	$		4,003	0	(10)
	09/2014		GBP	1,063			1,800	0	(18)

RBC	08/2014	$		0		MXN	6	0	0

Total Forward Foreign Currency Contracts								$17	$(164)

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014

	Notional	Premiums
Balance at Beginning of Period	$0	$0
Sales	8,000	(76)
Closing Buys	(8,000)	76
Expirations	0	0
Exercised	0	0

Balance at End of Period	$0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BPS	Domtar Corp.	1.000%	06/20/2019	1.266%	$ 800	$(14)	$4	$0	$(10)
	Holcim Finance S.A.	1.000%	12/20/2018	0.625%	EUR 700	(11)	27	16	0

CBK	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	100	24	1	25	0
	Lafarge S.A.	1.000%	06/20/2019	1.017%	700	(4)	4	0	0

FBF	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	500	119	4	123	0

JPM	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	0.871%	$ 300	(11)	13	2	0

						$103	$53	$166	$(10)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,879	$ (8)	$1	$0	$(7)

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,362	(6)	1	0	(5)

					$ (14)	$2	$0	$(12)

Total Swap Agreements					$ 89	$55	$166	$(22)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	16	16	(27)	0	(10)	(37)	(21)	0	(21)
BRC	0	0	0	0	(72)	0	0	(72)	(72)	0	(72)
CBK	0	0	25	25	(5)	0	0	(5)	20	0	20
DUB	7	0	0	7	(9)	0	0	(9)	(2)	0	(2)
FBF	0	0	123	123	0	0	(7)	(7)	116	0	116
GST	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
JPM	10	0	2	12	(50)	0	0	(50)	(38)	0	(38)

Total Over the Counter	$17	$0	$166	$183	$(164)	$0	$(22)	$(186)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17	$0	$17
Swap Agreements	0	166	0	0	0	166

	$0	$166	$0	$17	$0	$183

	$0	$166	$0	$17	$15	$198

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164	$0	$164
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$164	$0	$186

	$0	$22	$0	$164	$36	$222

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$78	$78
Swap Agreements	0	34	0	0	(34)	0

	$0	$34	$0	$0	$44	$78

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$89	$0	$89
Written Options	0	0	0	0	9	9
Swap Agreements	0	126	0	0	0	126

	$0	$126	$0	$89	$9	$224

	$0	$160	$0	$89	$53	$302

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$48	$48
Swap Agreements	0	0	0	0	(5)	(5)

	$0	$0	$0	$0	$43	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(181)	$0	$(181)
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$(181)	$0	$(177)

	$0	$4	$0	$(181)	$43	$(134)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$476	$0	$476
Corporate Bonds & Notes
Banking & Finance	0	80,993	200	81,193
Industrials	0	52,313	0	52,313
Utilities	0	23,468	0	23,468
Municipal Bonds & Notes
Arkansas	0	150	0	150
California	0	812	0	812
Florida	0	382	0	382
New Jersey	0	100	0	100
New York	0	318	0	318
North Carolina	0	239	0	239
Ohio	0	510	0	510
Texas	0	500	0	500
U.S. Government Agencies	0	6,326	130	6,456
Mortgage-Backed Securities	0	6,368	1,229	7,597

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$15,131	$300	$15,431
Sovereign Issues	0	11,714	0	11,714
Short-Term Instruments
Certificates of Deposit	0	4,754	0	4,754
Commercial Paper	0	15,874	0	15,874
Short-Term Notes	0	300	0	300
Slovenia Treasury Bills	0	1,776	0	1,776
	$0	$222,504	$1,859	$224,363

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,116	0	0	1,116

Total Investments	$1,116	$222,504	$1,859	$225,479

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$15	$0	$0	$15
Over the counter	0	183	0	183
	$15	$183	$0	$198

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	0	0	(36)
Over the counter	0	(186)	0	(186)
	$(36)	$(186)	$0	$(222)

Totals	$1,095	$222,501	$1,859	$225,455

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis

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based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the

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Notes to Financial Statements (Cont.)

ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S.

Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$104	$0	$(100)	$0	$0	$4	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$6,183	$78,108	$(83,180)	$(3)	$4	$1,112	$8	$0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency

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Notes to Financial Statements (Cont.)

values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular

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Notes to Financial Statements (Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$22,630	$49,631

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$431,139	$469,223	$122,240	$60,462

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	56	$570	490	$5,025
Administrative Class	6,072	62,455	6,566	67,424
Advisor Class	1,746	17,942	6,244	64,106
Issued as reinvestment of distributions
Institutional Class	3	28	7	75
Administrative Class	30	305	39	397
Advisor Class	27	282	44	452
Cost of shares redeemed
Institutional Class	(186)	(1,908)	(613)	(6,305)
Administrative Class	(2,251)	(23,152)	(3,753)	(38,551)
Advisor Class	(970)	(9,970)	(1,602)	(16,449)
Net increase (decrease) resulting from Portfolio share transactions	4,527	$46,552	7,422	$76,174

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 61% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$224,852	$909	$(282)	$627

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	CBK	Citibank N.A.	GST	Goldman Sachs International
BPS	BNP Paribas S.A.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	FBF	Credit Suisse International	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
EUR	Euro	JPY	Japanese Yen	USD (or $)	United States Dollar

Index Abbreviations:
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration

SEMIANNUAL REPORT	JUNE 30, 2014	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT63SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Short-Term Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	69.6%
Short-Term Instruments‡	10.6%
Asset-Backed Securities	6.8%
Sovereign Issues	5.2%
Mortgage-Backed Securities	3.4%
Other	4.4%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (09/30/2009)
PIMCO Short-Term Portfolio Advisor Class	0.66%	1.26%	1.42%
Citi 3-Month Treasury Bill Index±	0.02%	0.04%	0.08%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.71% for Advisor Class shares.

± Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,006.60	$1,021.32
Expenses Paid During Period†	$3.48	$3.51
Net Annualized Expense Ratio	0.70%	0.70%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Exposure to investment grade credit benefited performance as these investment grade credit securities generally posted positive performance during the reporting period.

»	Exposure to high yield credit benefited performance as these high yield securities generally posted positive performance during the reporting period.

»	Exposure to Korean external debt benefited performance as Korean yields fell during the reporting period.

»

Exposure to U.S. duration (or sensitivity to changes in market interest rates) across longer maturities than the Portfolio’s benchmark index benefited performance as intermediate maturity yields fell during the reporting period.

»	Exposure to commercial mortgage-backed securities added to returns as these securities generally posted positive performance during the reporting period.

»	Short exposure to the Japanese yen detracted from performance as the Japanese yen appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.27		$10.29	$10.12	$10.18	$10.07	$10.14
Net investment income (a)	0.03		0.07	0.08	0.08	0.09	0.03
Net realized/unrealized gain (loss)	0.04		(0.02)	0.19	(0.03)	0.12	0.02
Total income from investment operations	0.07		0.05	0.27	0.05	0.21	0.05
Dividends from net investment income	(0.03)		(0.07)	(0.08)	(0.09)	(0.08)	(0.03)
Distributions from net realized capital gains	0.00		0.00	(0.02)	(0.02)	(0.02)	(0.09)
Total distributions	(0.03)		(0.07)	(0.10)	(0.11)	(0.10)	(0.12)
Net asset value end of year or period	$10.31		$10.27	$10.29	$10.12	$10.18	$10.07
Total return	0.66%		0.47%	2.67%	0.41%	2.01%	0.53%
Net assets end of year or period (000s)	$107,033		$98,373	$50,402	$28,147	$14,083	$371
Ratio of expenses to average net assets	0.70	%*	0.71%	0.70%	0.70%	0.70%	0.70%*
Ratio of expenses to average net assets excluding interest expense	0.70	%*	0.70%	0.70%	0.70%	0.70%	0.70%*
Ratio of net investment income to average net assets	0.53	%*	0.69%	0.79%	0.82%	0.84%	1.19%*
Portfolio turnover rate	313	%**	134%**	103%**	225%**	231%**	524%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$224,363
Investments in Affiliates	1,116
Financial Derivative Instruments
Exchange-traded or centrally cleared	15
Over the counter	183
Deposits with counterparty	298
Foreign currency, at value	223
Receivable for investments sold	1,011
Receivable for Portfolio shares sold	219
Interest receivable	1,323
228,751

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$36
Over the counter	186
Payable for investments purchased	1,513
Payable for Portfolio shares redeemed	90
Overdraft due to custodian	837
Accrued investment advisory fees	44
Accrued supervisory and administrative fees	36
Accrued distribution fees	21
Accrued servicing fees	13
2,776

Net Assets	$225,975

Net Assets Consist of:
Paid in capital	$224,429
Undistributed net investment income	180
Accumulated undistributed net realized gain	777
Net unrealized appreciation	589
$225,975

Net Assets:
Institutional Class	$6,584
Administrative Class	112,358
Advisor Class	107,033

Shares Issued and Outstanding:
Institutional Class	639
Administrative Class	10,902
Advisor Class	10,386

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.31
Administrative Class	10.31
Advisor Class	10.31

Cost of Investments in Securities	$223,733
Cost of Investments in Affiliates	$1,116
Cost of Foreign Currency Held	$224
Cost or Premiums of Financial Derivative Instruments, net	$89

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$1,239
Dividends from Investments in Affiliates	8
Total Income	1,247

Expenses:
Investment advisory fees	251
Supervisory and administrative fees	201
Servicing fees - Administrative Class	69
Distribution and/or servicing fees - Advisor Class	127
Trustee fees	1
Interest expense	2
Total Expenses	651

Net Investment Income	596

Net Realized Gain (Loss):
Investments in securities	301
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	78
Over the counter financial derivative instruments	224
Short sales	(25)
Foreign currency	13
Net Realized Gain	588

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	362
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	43
Over the counter financial derivative instruments	(177)
Foreign currency assets and liabilities	6
Net Change in Unrealized Appreciation	238
Net Gain	826

Net Increase in Net Assets Resulting from Operations	$1,422

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$596	$983
Net realized gain (loss)	588	(134)
Net change in unrealized appreciation (depreciation)	238	(184)
Net increase resulting from operations	1,422	665

Distributions to Shareholders:
From net investment income
Institutional Class	(28)	(75)
Administrative Class	(305)	(397)
Advisor Class	(282)	(452)

Total Distributions	(615)	(924)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	46,552	76,174

Total Increase in Net Assets	47,359	75,915

Net Assets:
Beginning of period	178,616	102,701
End of period*	$225,975	$178,616

* Including undistributed net investment income of:	$180	$199

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%

BANK LOAN OBLIGATIONS 0.2%
Dell, Inc.
3.750% due 10/29/2018		$475	$476

Total Bank Loan Obligations (Cost $473)			476

CORPORATE BONDS & NOTES 69.5%

BANKING & FINANCE 35.9%
Ally Financial, Inc.
2.750% due 01/30/2017		200	203
3.125% due 01/15/2016		300	309
4.625% due 06/26/2015		450	465
6.750% due 12/01/2014		800	819
8.300% due 02/12/2015		300	313
American Honda Finance Corp.
0.602% due 05/26/2016		500	502
Banco Bradesco S.A.
4.500% due 01/12/2017		1,500	1,588
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,000	1,069
Banco Santander Chile
1.126% due 04/11/2017		500	500
Bank Nederlandse Gemeenten
0.504% due 05/15/2018		1,000	1,007
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.841% due 09/09/2016		1,000	1,006
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	600	834
Barclays Bank PLC
4.750% due 02/23/2015		$300	306
BPCE S.A.
0.862% due 06/17/2017		500	500
Caisse Centrale Desjardins
2.550% due 03/24/2016		500	517
CIT Group, Inc.
4.750% due 02/15/2015		1,100	1,124
Citigroup, Inc.
2.250% due 08/07/2015		500	508
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	1,000	1,769
Credit Agricole S.A.
1.026% due 04/15/2019		$250	252
Credit Suisse
0.719% due 05/26/2017		2,000	2,006
DBS Bank Ltd.
0.836% due 07/15/2021		2,000	1,955
5.000% due 11/15/2019		1,200	1,215
Dexia Credit Local S.A.
0.508% due 01/21/2016		500	500
0.524% due 11/13/2015		500	500
0.526% due 01/17/2016		300	300
0.628% due 01/11/2017		2,200	2,209
1.250% due 10/18/2016		800	806
Eksportfinans ASA
2.000% due 09/15/2015		400	401
2.375% due 05/25/2016		250	251
5.500% due 06/26/2017		500	538
Export-Import Bank of Korea
1.082% due 09/17/2016		300	302
1.250% due 11/20/2015		500	503
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		600	605
2.500% due 01/15/2016		200	205
2.750% due 05/15/2015		200	204
3.984% due 06/15/2016		100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 05/15/2015		$800	$879
General Electric Capital Corp.
0.430% due 01/08/2016		1,300	1,301
GMAC International Finance BV
7.500% due 04/21/2015	EUR	600	863
Goldman Sachs Group, Inc.
0.680% due 03/22/2016		$500	500
0.852% due 06/04/2017		2,500	2,502
5.250% due 12/15/2015	GBP	500	902
7.750% due 11/23/2016	AUD	1,300	1,338
Hana Bank
1.349% due 11/09/2016		$1,450	1,461
4.000% due 11/03/2016		200	213
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		450	453
HSBC Finance Corp.
0.657% due 06/01/2016		400	400
5.000% due 06/30/2015		500	522
HSH Nordbank AG
0.373% due 12/31/2015		200	200
Hypothekenbank Frankfurt AG
0.098% due 09/20/2017		1,700	1,664
Hypothekenbank Frankfurt International S.A.
0.098% due 03/20/2017		200	189
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		200	209
Industrial Bank of Korea
1.375% due 10/05/2015		1,300	1,310
2.375% due 07/17/2017		1,000	1,022
ING Bank NV
0.574% due 01/04/2016		1,500	1,500
International Lease Finance Corp.
4.875% due 04/01/2015		1,950	2,002
8.625% due 09/15/2015		100	109
IPIC GMTN Ltd.
1.750% due 11/30/2015		800	813
3.125% due 11/15/2015		1,000	1,033
Jackson National Life Global Funding
1.250% due 02/21/2017		1,500	1,497
JPMorgan Chase & Co.
0.727% due 10/12/2015	EUR	400	546
0.744% due 02/15/2017		$1,250	1,255
0.886% due 10/15/2015		1,200	1,207
0.940% due 03/31/2016		200	200
1.054% due 05/30/2017	GBP	100	169
2.600% due 01/15/2016		$700	719
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		400	399
Kookmin Bank
1.103% due 01/27/2017		500	503
1.478% due 10/11/2016		1,500	1,523
Korea Development Bank
0.681% due 06/11/2015		1,000	1,000
0.853% due 01/22/2017		2,000	2,004
1.000% due 01/22/2016		2,000	2,003
Korea Exchange Bank
3.125% due 06/26/2017		200	208
LeasePlan Corp. NV
3.000% due 10/23/2017		200	208
Macquarie Bank Ltd.
1.021% due 03/24/2017		600	602
5.000% due 02/22/2017		200	218
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,335
Morgan Stanley
5.375% due 10/15/2015		200	212
6.000% due 04/28/2015		1,000	1,047

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Muenchener Hypothekenbank eG
1.125% due 07/13/2015		$1,200	$1,208
Nordea Bank AB
0.590% due 04/04/2017		1,200	1,203
0.684% due 05/13/2016		300	302
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	206
Northern Rock Asset Management PLC
5.625% due 06/22/2017		700	786
NRW Bank
0.423% due 08/13/2018		1,400	1,402
0.475% due 01/31/2017		700	704
Piper Jaffray Cos.
2.234% due 05/31/2017		200	200
Prudential Covered Trust
2.997% due 09/30/2015		240	246
QNB Finance Ltd.
1.475% due 10/31/2016		1,000	1,011
Regions Financial Corp.
5.750% due 06/15/2015		1,000	1,045
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	510
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	104
Shinhan Bank
0.880% due 04/08/2017		500	502
SLM Corp.
3.875% due 09/10/2015		400	410
6.250% due 01/25/2016		1,550	1,653
Springleaf Finance Corp.
5.400% due 12/01/2015		800	842
Standard Chartered PLC
3.200% due 05/12/2016		900	938
Swedbank Hypotek AB
2.950% due 03/28/2016		700	729
Toyota Motor Credit Corp.
0.516% due 05/17/2016		1,100	1,104
WEA Finance LLC
5.750% due 09/02/2015		1,000	1,081
Weyerhaeuser Co.
6.950% due 08/01/2017		493	570

			81,193

INDUSTRIALS 23.2%
AbbVie, Inc.
1.200% due 11/06/2015		700	705
Altria Group, Inc.
4.125% due 09/11/2015		250	260
America Movil S.A.B. de C.V.
1.230% due 09/12/2016		500	506
Amgen, Inc.
0.608% due 05/22/2017		250	250
2.125% due 05/15/2017		250	256
2.300% due 06/15/2016		250	257
Anglo American Capital PLC
1.176% due 04/15/2016		500	502
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	139
BAT International Finance PLC
2.125% due 06/07/2017		$450	461
BMW U.S. Capital LLC
0.567% due 06/02/2017		400	399
Boston Scientific Corp.
6.400% due 06/15/2016		800	883
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		2,200	2,206

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
3.479% due 04/15/2019	$200	$202
Covidien International Finance S.A.
1.350% due 05/29/2015	250	252
Crown Castle Towers LLC
3.214% due 08/15/2035	1,400	1,423
Daimler Finance North America LLC
0.580% due 03/10/2017	1,500	1,503
1.300% due 07/31/2015	300	303
1.875% due 09/15/2014	200	201
2.300% due 01/09/2015	180	182
Devon Energy Corp.
0.681% due 12/15/2015	600	603
0.771% due 12/15/2016	300	302
DISH DBS Corp.
6.625% due 10/01/2014	500	507
7.125% due 02/01/2016	1,000	1,084
Dish DBS Corp.
7.750% due 05/31/2015	100	106
Enbridge, Inc.
0.678% due 06/02/2017	500	501
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	203
Express Scripts Holding Co.
2.750% due 11/21/2014	1,250	1,262
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	1,050	1,054
Georgia-Pacific LLC
7.700% due 06/15/2015	630	672
Glencore Finance Canada Ltd.
2.850% due 11/10/2014	700	704
HCA, Inc.
6.375% due 01/15/2015	500	513
6.500% due 02/15/2016	950	1,025
7.190% due 11/15/2015	400	431
Hewlett-Packard Co.
1.781% due 09/19/2014	240	241
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	2,000	2,094
Hyundai Capital America
1.450% due 02/06/2017	200	201
1.875% due 08/09/2016	1,500	1,523
4.000% due 06/08/2017	500	535
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015	600	619
Korea National Oil Corp.
3.125% due 04/03/2017	200	209
Life Technologies Corp.
4.400% due 03/01/2015	1,000	1,025
Linde Finance BV
3.625% due 11/13/2014	900	910
McKesson Corp.
0.630% due 09/10/2015	2,000	2,004
MGM Resorts International
6.625% due 07/15/2015	1,100	1,158
6.875% due 04/01/2016	650	710
Mylan, Inc.
6.000% due 11/15/2018	200	209
NBCUniversal Enterprise, Inc.
0.911% due 04/15/2018	1,000	1,012
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	500	506
Nissan Motor Acceptance Corp.
0.777% due 03/03/2017	500	502
0.934% due 09/26/2016	1,200	1,209
1.000% due 03/15/2016	100	100
1.950% due 09/12/2017	100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	$200	$200
PepsiCo, Inc.
0.437% due 02/26/2016	500	501
Petrobras International Finance Co.
2.875% due 02/06/2015	1,900	1,925
Phillips 66
1.950% due 03/05/2015	300	303
Plains Exploration & Production Co.
6.125% due 06/15/2019	750	832
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	759
SABIC Capital BV
3.000% due 11/02/2015	1,700	1,750
SABMiller Holdings, Inc.
1.850% due 01/15/2015	2,500	2,518
Sanofi
2.625% due 03/29/2016	400	414
Sutter Health
1.090% due 08/15/2053	1,000	992
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	253
TCI Communications, Inc.
8.750% due 08/01/2015	800	872
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017	1,000	1,000
4.949% due 01/15/2015	1,000	1,022
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	250	256
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	516
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	100	103
3.250% due 11/20/2014	300	303
United Airlines, Inc.
6.750% due 09/15/2015	100	101
USG Corp.
6.300% due 11/15/2016	100	109
8.375% due 10/15/2018	300	317
9.750% due 01/15/2018	250	301
Volkswagen International Finance NV
0.666% due 11/18/2016	1,400	1,406
Wesfarmers Ltd.
2.983% due 05/18/2016	250	260
Woodside Finance Ltd.
4.500% due 11/10/2014	267	271
WPP Finance U.K.
8.000% due 09/15/2014	300	304

		52,313

UTILITIES 10.4%
AES Corp.
3.229% due 06/01/2019	500	505
BP Capital Markets PLC
0.643% due 11/07/2016	1,300	1,307
0.700% due 11/06/2015	500	502
Duke Energy Corp.
3.950% due 09/15/2014	300	302
Enel Finance International NV
3.875% due 10/07/2014	1,473	1,485
Entergy Corp.
3.625% due 09/15/2015	400	413
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014	1,000	1,005
Iberdrola Finance Ireland Ltd.
3.800% due 09/11/2014	600	604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$500	$511
Korea Electric Power Corp.
3.000% due 10/05/2015		400	410
Korea Hydro & Nuclear Power Co. Ltd.
1.008% due 05/22/2017		1,000	1,000
3.125% due 09/16/2015		600	616
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		250	260
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		300	302
Orange S.A.
5.000% due 05/12/2016	GBP	1,000	1,811
Petrobras Global Finance BV
2.592% due 03/17/2017		$200	203
Plains All American Pipeline LP
3.950% due 09/15/2015		440	457
Rosneft Finance S.A.
7.500% due 07/18/2016		1,500	1,648
Scottish Power Ltd.
5.375% due 03/15/2015		1,500	1,548
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		1,300	1,302
1.147% due 04/10/2019		400	401
Sprint Communications, Inc.
6.000% due 12/01/2016		600	655
8.375% due 08/15/2017		500	586
Telecom Italia Capital S.A.
4.950% due 09/30/2014		1,000	1,010
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		700	718
Verizon Communications, Inc.
1.761% due 09/15/2016		3,800	3,907

			23,468

Total Corporate Bonds & Notes (Cost $156,239)			156,974

MUNICIPAL BONDS & NOTES 1.3%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.127% due 11/25/2043		148	150

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016		300	312
University of California Revenue Bonds, Series 2011
0.651% due 07/01/2041		500	500

			812

FLORIDA 0.2%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015		200	205
4.000% due 07/01/2016		165	177

			382

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015		100	100

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	$300	$318

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	240	239

OHIO 0.2%
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	500	510

TEXAS 0.2%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $3,001)		3,011

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.217% due 12/25/2036	14	14
0.272% due 03/25/2034	12	12
0.302% due 08/25/2034	4	4
0.352% due 02/25/2037 - 10/27/2037	225	224
0.502% due 05/25/2042	8	8
0.552% due 12/25/2043	2,525	2,535
0.702% due 09/25/2041	260	261
0.732% due 06/25/2041	179	180
0.832% due 12/25/2037	86	87
0.851% due 01/01/2021	189	191
1.324% due 03/01/2044 - 07/01/2044	34	36
2.380% due 10/01/2031	1	1
4.340% due 02/01/2017	947	965
Freddie Mac
0.192% due 12/25/2036	36	35
0.602% due 09/15/2041	120	120
0.852% due 02/15/2038	115	116
1.319% due 02/25/2045	121	124
1.324% due 10/25/2044	113	115
1.524% due 07/25/2044	44	44
Ginnie Mae
0.702% due 04/20/2062	354	355
0.852% due 02/20/2062	273	276
1.202% due 02/20/2062	175	179
1.625% due 02/20/2032	8	9
NCUA Guaranteed Notes
0.501% due 12/07/2020	130	130
0.522% due 11/06/2017	169	169
0.712% due 12/08/2020	180	181
1.600% due 10/29/2020	84	85

Total U.S. Government Agencies (Cost $6,449)		6,456

MORTGAGE-BACKED SECURITIES 3.4%
Banc of America Commercial Mortgage Trust
5.919% due 05/10/2045	100	107
Banc of America Mortgage Trust
3.320% due 07/20/2032	1	1
BCAP LLC Trust
2.476% due 11/26/2035	54	54
Bear Stearns Adjustable Rate Mortgage Trust
2.771% due 01/25/2034	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Alt-A Trust
2.790% due 09/25/2035		$30	$27
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041		53	53
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		13	13
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		810	871
Commercial Mortgage Trust
0.282% due 12/15/2020		35	35
2.365% due 02/10/2029		700	720
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		18	16
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		461	497
5.858% due 03/15/2039		69	73
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		4	4
2.227% due 06/25/2033		19	19
4.829% due 11/15/2037		844	848
DBRR Trust
0.853% due 02/25/2045		1,229	1,229
0.946% due 09/25/2045		10	10
First Republic Mortgage Loan Trust
0.452% due 08/15/2032		14	13
Fosse Master Issuer PLC
1.628% due 10/18/2054		126	126
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		34	31
GS Mortgage Securities Trust
4.761% due 07/10/2039		759	775
GSR Mortgage Loan Trust
2.657% due 09/25/2035		23	23
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		46	41
JPMorgan Chase Commercial Mortgage Securities Trust
4.899% due 01/12/2037		200	201
5.440% due 06/12/2047		493	538
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		6	6
Merrill Lynch Mortgage Investors Trust
1.151% due 10/25/2035		17	16
Morgan Stanley Capital Trust
1.085% due 03/15/2045		54	55
RBSSP Resecuritization Trust
0.652% due 10/26/2036		166	160
2.267% due 12/26/2036		213	215
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	8	11
Structured Asset Mortgage Investments Trust
0.382% due 05/25/2045		$53	48
0.405% due 07/19/2035		8	8
0.815% due 09/19/2032		4	4
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	63	86
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$31	31
5.558% due 03/15/2045		250	266
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045		284	290
WaMu Mortgage Pass-Through Certificates Trust
1.123% due 02/25/2046		25	24
1.123% due 08/25/2046		35	32
1.323% due 11/25/2042		12	12
1.523% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $7,718)			7,597

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.8%
Alba SPV SRL
1.827% due 04/20/2040	EUR	626	$862
Apidos CDO Ltd.
0.490% due 06/12/2020		$332	331
Ares CLO Ltd.
0.857% due 11/25/2020		350	349
Bear Stearns Asset-Backed Securities Trust
0.812% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.461% due 11/15/2017		92	92
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		52	52
Carrington Mortgage Loan Trust
0.252% due 06/25/2037		9	9
Celf Loan Partners Ltd.
1.519% due 07/25/2019	GBP	30	51
Citibank Omni Master Trust
2.902% due 08/15/2018		$1,700	1,706
4.900% due 11/15/2018		300	305
5.350% due 08/15/2018		500	503
COA Summit CLO Ltd.
1.586% due 04/20/2023		1,900	1,899
Cornerstone CLO Ltd.
0.446% due 07/15/2021		1,000	987
Countrywide Asset-Backed Certificates
0.632% due 12/25/2031		2	1
0.892% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.890% due 08/25/2032		3	2
Denali Capital CLO Ltd.
0.488% due 04/21/2020		25	25
Drug Royalty LP
3.082% due 07/15/2023		300	300
Dryden Leveraged Loan CDO
0.468% due 10/20/2020		235	233
Dryden Senior Loan Fund
1.396% due 01/15/2022		500	500
Duane Street CLO Ltd.
0.478% due 01/11/2021		83	82
Educational Services of America, Inc.
0.882% due 04/25/2039		222	222
Fore CLO Ltd.
0.473% due 07/20/2019		89	89
Franklin CLO Ltd.
0.491% due 06/15/2018		34	34
Gallatin CLO Ltd.
1.432% due 07/15/2023		2,000	2,004
Golden Knight CDO Corp.
0.466% due 04/15/2019		784	782
Gracechurch Card Funding PLC
0.852% due 02/15/2017		500	502
Harbourmaster CLO BV
0.667% due 10/11/2019	EUR	2	3
Irwin Whole Loan Home Equity Trust
0.692% due 07/25/2032		$1	1
Lafayette CLO Ltd.
1.630% due 09/06/2022		10	10
LCM LP
1.486% due 04/15/2022		600	600
MASTR Asset-Backed Securities Trust
0.202% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		189	189
Mountain Capital CLO Ltd.
0.471% due 09/15/2018		1,062	1,059

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nelnet Student Loan Trust
0.929% due 07/25/2018		$21	$22
New Century Home Equity Loan Trust
0.412% due 06/25/2035		4	4
Northstar Education Finance, Inc.
0.852% due 12/26/2031		161	161
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		700	700
Renaissance Home Equity Loan Trust
0.512% due 11/25/2034		6	5
0.652% due 12/25/2033		28	28
1.030% due 08/25/2033		7	6
SLM Student Loan Trust
0.431% due 12/17/2018		82	82
0.729% due 10/25/2017		147	147
1.729% due 04/25/2023		54	56
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		45	45
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.475% due 11/01/2018		103	102
WhiteHorse Ltd.
0.495% due 05/01/2018		36	36
0.695% due 05/01/2018		250	248

Total Asset-Backed Securities (Cost $15,458)			15,431

SOVEREIGN ISSUES 5.2%
Development Bank of Japan, Inc.
0.426% due 04/17/2015		3,000	3,000
Japan Bank for International Cooperation
1.875% due 09/24/2015		1,000	1,019
Japan Finance Organization for Municipalities
0.399% due 11/28/2014		1,000	1,000
Korea Land & Housing Corp.
1.875% due 08/02/2017		2,000	2,012
Republic of Korea
4.875% due 09/22/2014		3,500	3,534
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	100	139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State of North Rhine-Westphalia
0.528% due 04/28/2017	$700	$704
0.928% due 07/11/2017	300	306

Total Sovereign Issues (Cost $11,697)		11,714

SHORT-TERM INSTRUMENTS 10.0%

CERTIFICATES OF DEPOSIT 2.1%
Credit Suisse
0.547% due 08/24/2015	1,500	1,500
Intesa Sanpaolo SpA
1.650% due 04/07/2015	2,000	2,004
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	1,000	1,000
1.190% due 06/26/2015	250	250

		4,754

COMMERCIAL PAPER 7.0%
ENI Coordination Center S.A.
0.500% due 03/20/2015	2,000	1,993
Entergy Corp.
0.870% due 08/25/2014	250	250
0.870% due 10/07/2014	500	499
0.950% due 07/11/2014	1,000	1,000
Ford Motor Credit Co.
0.720% due 03/02/2015	1,100	1,095
0.760% due 01/05/2015	200	199
Glencore Funding LLC
0.650% due 10/06/2014	900	899
0.650% due 10/16/2014	1,000	999
Mohawk Industries, Inc.
0.550% due 07/31/2014	1,000	1,000
0.570% due 07/21/2014	250	250
0.730% due 07/07/2014	500	500
0.780% due 07/02/2014	1,500	1,500
NiSource Finance Corp.
0.610% due 07/24/2014	1,200	1,199
0.620% due 07/28/2014	1,000	1,000
Noble Corp.
0.430% due 07/18/2014	1,200	1,200
Vodafone Group PLC
0.510% due 04/10/2015	1,800	1,793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.550% due 04/10/2015		$250	$249
0.600% due 06/29/2015		250	249

			15,874

SHORT-TERM NOTES 0.1%
Korea Development Bank
0.679% due 08/20/2014		300	300

SLOVENIA TREASURY BILLS 0.8%
0.948% due 09/11/2014 - 04/09/2015 (a)	EUR	1,300	1,776

Total Short-Term Instruments (Cost $22,698)			22,704

Total Investments in Securities (Cost $223,733)			224,363

		SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio		452	4
PIMCO Short-Term Floating NAV Portfolio III		111,266	1,112

Total Short-Term Instruments (Cost $1,116)			1,116

Total Investments in Affiliates (Cost $1,116)			1,116

Total Investments 99.8% (Cost $224,849)			$225,479

Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $89)			(24)

Other Assets and Liabilities, net 0.2%			520

Net Assets 100.0%			$225,975

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $18,686 at a weighted average interest rate of 0.030%.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	Long	03/2016	221	$112	$15	$(11)
90-Day Eurodollar March Futures	Short	03/2016	305	(33)	0	(19)
U.S. Treasury 2-Year Note September Futures	Short	09/2014	185	(31)	0	(6)

Total Futures Contracts				$48	$15	$(36)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

Cash of $298 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$15	$0	$15	$0	$(36)	$0	$(36)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	08/2014		EUR	133	$		181	$0	$(1)

BPS	07/2014		AUD	1,394			1,287	0	(27)

BRC	08/2014		EUR	3,794			5,181	0	(15)
	09/2014			600			820	0	(2)
	09/2014		GBP	1,729			2,902	0	(55)
	03/2015		EUR	100			137	0	0

CBK	08/2014		AUD	1,394			1,307	0	(5)

DUB	08/2014		EUR	1,981			2,704	0	(9)
	04/2015			700			966	7	0

JPM	07/2014		JPY	406,402			3,990	0	(22)
	07/2014	$		4,002		JPY	406,402	10	0
	08/2014		JPY	406,402	$		4,003	0	(10)
	09/2014		GBP	1,063			1,800	0	(18)

RBC	08/2014	$		0		MXN	6	0	0

Total Forward Foreign Currency Contracts								$17	$(164)

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014

	Notional	Premiums
Balance at Beginning of Period	$0	$0
Sales	8,000	(76)
Closing Buys	(8,000)	76
Expirations	0	0
Exercised	0	0

Balance at End of Period	$0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BPS	Domtar Corp.	1.000%	06/20/2019	1.266%	$ 800	$(14)	$4	$0	$(10)
	Holcim Finance S.A.	1.000%	12/20/2018	0.625%	EUR 700	(11)	27	16	0

CBK	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	100	24	1	25	0
	Lafarge S.A.	1.000%	06/20/2019	1.017%	700	(4)	4	0	0

FBF	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	500	119	4	123	0

JPM	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	0.871%	$ 300	(11)	13	2	0

						$103	$53	$166	$(10)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,879	$ (8)	$1	$0	$(7)

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,362	(6)	1	0	(5)

					$ (14)	$2	$0	$(12)

Total Swap Agreements					$ 89	$55	$166	$(22)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	16	16	(27)	0	(10)	(37)	(21)	0	(21)
BRC	0	0	0	0	(72)	0	0	(72)	(72)	0	(72)
CBK	0	0	25	25	(5)	0	0	(5)	20	0	20
DUB	7	0	0	7	(9)	0	0	(9)	(2)	0	(2)
FBF	0	0	123	123	0	0	(7)	(7)	116	0	116
GST	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
JPM	10	0	2	12	(50)	0	0	(50)	(38)	0	(38)

Total Over the Counter	$17	$0	$166	$183	$(164)	$0	$(22)	$(186)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17	$0	$17
Swap Agreements	0	166	0	0	0	166

	$0	$166	$0	$17	$0	$183

	$0	$166	$0	$17	$15	$198

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164	$0	$164
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$164	$0	$186

	$0	$22	$0	$164	$36	$222

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$78	$78
Swap Agreements	0	34	0	0	(34)	0

	$0	$34	$0	$0	$44	$78

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$89	$0	$89
Written Options	0	0	0	0	9	9
Swap Agreements	0	126	0	0	0	126

	$0	$126	$0	$89	$9	$224

	$0	$160	$0	$89	$53	$302

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$48	$48
Swap Agreements	0	0	0	0	(5)	(5)

	$0	$0	$0	$0	$43	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(181)	$0	$(181)
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$(181)	$0	$(177)

	$0	$4	$0	$(181)	$43	$(134)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$476	$0	$476
Corporate Bonds & Notes
Banking & Finance	0	80,993	200	81,193
Industrials	0	52,313	0	52,313
Utilities	0	23,468	0	23,468
Municipal Bonds & Notes
Arkansas	0	150	0	150
California	0	812	0	812
Florida	0	382	0	382
New Jersey	0	100	0	100
New York	0	318	0	318
North Carolina	0	239	0	239
Ohio	0	510	0	510
Texas	0	500	0	500
U.S. Government Agencies	0	6,326	130	6,456
Mortgage-Backed Securities	0	6,368	1,229	7,597

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$15,131	$300	$15,431
Sovereign Issues	0	11,714	0	11,714
Short-Term Instruments
Certificates of Deposit	0	4,754	0	4,754
Commercial Paper	0	15,874	0	15,874
Short-Term Notes	0	300	0	300
Slovenia Treasury Bills	0	1,776	0	1,776
	$0	$222,504	$1,859	$224,363

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,116	0	0	1,116

Total Investments	$1,116	$222,504	$1,859	$225,479

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$15	$0	$0	$15
Over the counter	0	183	0	183
	$15	$183	$0	$198

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	0	0	(36)
Over the counter	0	(186)	0	(186)
	$(36)	$(186)	$0	$(222)

Totals	$1,095	$222,501	$1,859	$225,455

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the

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Notes to Financial Statements (Cont.)

ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S.

Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$104	$0	$(100)	$0	$0	$4	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$6,183	$78,108	$(83,180)	$(3)	$4	$1,112	$8	$0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency

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Notes to Financial Statements (Cont.)

values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular

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Notes to Financial Statements (Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

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The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$22,630	$49,631

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$431,139	$469,223	$122,240	$60,462

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	56	$570	490	$5,025
Administrative Class	6,072	62,455	6,566	67,424
Advisor Class	1,746	17,942	6,244	64,106
Issued as reinvestment of distributions
Institutional Class	3	28	7	75
Administrative Class	30	305	39	397
Advisor Class	27	282	44	452
Cost of shares redeemed
Institutional Class	(186)	(1,908)	(613)	(6,305)
Administrative Class	(2,251)	(23,152)	(3,753)	(38,551)
Advisor Class	(970)	(9,970)	(1,602)	(16,449)
Net increase (decrease) resulting from Portfolio share transactions	4,527	$46,552	7,422	$76,174

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 61% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$224,852	$909	$(282)	$627

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	CBK	Citibank N.A.	GST	Goldman Sachs International
BPS	BNP Paribas S.A.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	FBF	Credit Suisse International	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
EUR	Euro	JPY	Japanese Yen	USD (or $)	United States Dollar

Index Abbreviations:
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration

SEMIANNUAL REPORT	JUNE 30, 2014	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT65SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Short-Term Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	69.6%
Short-Term Instruments‡	10.6%
Asset-Backed Securities	6.8%
Sovereign Issues	5.2%
Mortgage-Backed Securities	3.4%
Other	4.4%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/28/2000)
PIMCO Short-Term Portfolio Institutional Class	0.79%	1.51%	1.95%	2.77%	3.15%
Citi 3-Month Treasury Bill Index±	0.02%	0.04%	0.08%	1.54%	1.89%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.46% for Institutional Class shares.

± Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,007.90	$1,022.56
Expenses Paid During Period†	$2.24	$2.26
Net Annualized Expense Ratio	0.45%	0.45%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Exposure to investment grade credit benefited performance as these investment grade credit securities generally posted positive performance during the reporting period.

»	Exposure to high yield credit benefited performance as these high yield securities generally posted positive performance during the reporting period.

»	Exposure to Korean external debt benefited performance as Korean yields fell during the reporting period.

»

Exposure to U.S. duration (or sensitivity to changes in market interest rates) across longer maturities than the Portfolio’s benchmark index benefited performance as intermediate maturity yields fell during the reporting period.

»	Exposure to commercial mortgage-backed securities added to returns as these securities generally posted positive performance during the reporting period.

»	Short exposure to the Japanese yen detracted from performance as the Japanese yen appreciated versus the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$10.27		$10.29	$10.12	$10.18	$10.07	$9.62
Net investment income (a)	0.04		0.10	0.11	0.11	0.11	0.22
Net realized/unrealized gain (loss)	0.04		(0.03)	0.19	(0.04)	0.12	0.54
Total income from investment operations	0.08		0.07	0.30	0.07	0.23	0.76
Dividends from net investment income	(0.04)		(0.09)	(0.11)	(0.11)	(0.10)	(0.22)
Distributions from net realized capital gains	0.00		0.00	(0.02)	(0.02)	(0.02)	(0.09)
Total distributions	(0.04)		(0.09)	(0.13)	(0.13)	(0.12)	(0.31)
Net asset value end of year or period	$10.31		$10.27	$10.29	$10.12	$10.18	$10.07
Total return	0.79%		0.72%	2.93%	0.66%	2.26%	7.96%
Net assets end of year or period (000s)	$6,584		$7,865	$9,082	$7,807	$7,098	$6,273
Ratio of expenses to average net assets	0.45	%*	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets excluding interest expense	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	0.78	%*	0.96%	1.04%	1.07%	1.03%	2.21%
Portfolio turnover rate	313	%**	134%**	103%**	225%**	231%**	524%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$224,363
Investments in Affiliates	1,116
Financial Derivative Instruments
Exchange-traded or centrally cleared	15
Over the counter	183
Deposits with counterparty	298
Foreign currency, at value	223
Receivable for investments sold	1,011
Receivable for Portfolio shares sold	219
Interest receivable	1,323
228,751

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$36
Over the counter	186
Payable for investments purchased	1,513
Payable for Portfolio shares redeemed	90
Overdraft due to custodian	837
Accrued investment advisory fees	44
Accrued supervisory and administrative fees	36
Accrued distribution fees	21
Accrued servicing fees	13
2,776

Net Assets	$225,975

Net Assets Consist of:
Paid in capital	$224,429
Undistributed net investment income	180
Accumulated undistributed net realized gain	777
Net unrealized appreciation	589
$225,975

Net Assets:
Institutional Class	$6,584
Administrative Class	112,358
Advisor Class	107,033

Shares Issued and Outstanding:
Institutional Class	639
Administrative Class	10,902
Advisor Class	10,386

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.31
Administrative Class	10.31
Advisor Class	10.31

Cost of Investments in Securities	$223,733
Cost of Investments in Affiliates	$1,116
Cost of Foreign Currency Held	$224
Cost or Premiums of Financial Derivative Instruments, net	$89

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$1,239
Dividends from Investments in Affiliates	8
Total Income	1,247

Expenses:
Investment advisory fees	251
Supervisory and administrative fees	201
Servicing fees - Administrative Class	69
Distribution and/or servicing fees - Advisor Class	127
Trustee fees	1
Interest expense	2
Total Expenses	651

Net Investment Income	596

Net Realized Gain (Loss):
Investments in securities	301
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	78
Over the counter financial derivative instruments	224
Short sales	(25)
Foreign currency	13
Net Realized Gain	588

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	362
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	43
Over the counter financial derivative instruments	(177)
Foreign currency assets and liabilities	6
Net Change in Unrealized Appreciation	238
Net Gain	826

Net Increase in Net Assets Resulting from Operations	$1,422

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$596	$983
Net realized gain (loss)	588	(134)
Net change in unrealized appreciation (depreciation)	238	(184)
Net increase resulting from operations	1,422	665

Distributions to Shareholders:
From net investment income
Institutional Class	(28)	(75)
Administrative Class	(305)	(397)
Advisor Class	(282)	(452)

Total Distributions	(615)	(924)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	46,552	76,174

Total Increase in Net Assets	47,359	75,915

Net Assets:
Beginning of period	178,616	102,701
End of period*	$225,975	$178,616

* Including undistributed net investment income of:	$180	$199

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%

BANK LOAN OBLIGATIONS 0.2%
Dell, Inc.
3.750% due 10/29/2018		$475	$476

Total Bank Loan Obligations (Cost $473)			476

CORPORATE BONDS & NOTES 69.5%

BANKING & FINANCE 35.9%
Ally Financial, Inc.
2.750% due 01/30/2017		200	203
3.125% due 01/15/2016		300	309
4.625% due 06/26/2015		450	465
6.750% due 12/01/2014		800	819
8.300% due 02/12/2015		300	313
American Honda Finance Corp.
0.602% due 05/26/2016		500	502
Banco Bradesco S.A.
4.500% due 01/12/2017		1,500	1,588
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,000	1,069
Banco Santander Chile
1.126% due 04/11/2017		500	500
Bank Nederlandse Gemeenten
0.504% due 05/15/2018		1,000	1,007
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.841% due 09/09/2016		1,000	1,006
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	600	834
Barclays Bank PLC
4.750% due 02/23/2015		$300	306
BPCE S.A.
0.862% due 06/17/2017		500	500
Caisse Centrale Desjardins
2.550% due 03/24/2016		500	517
CIT Group, Inc.
4.750% due 02/15/2015		1,100	1,124
Citigroup, Inc.
2.250% due 08/07/2015		500	508
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	1,000	1,769
Credit Agricole S.A.
1.026% due 04/15/2019		$250	252
Credit Suisse
0.719% due 05/26/2017		2,000	2,006
DBS Bank Ltd.
0.836% due 07/15/2021		2,000	1,955
5.000% due 11/15/2019		1,200	1,215
Dexia Credit Local S.A.
0.508% due 01/21/2016		500	500
0.524% due 11/13/2015		500	500
0.526% due 01/17/2016		300	300
0.628% due 01/11/2017		2,200	2,209
1.250% due 10/18/2016		800	806
Eksportfinans ASA
2.000% due 09/15/2015		400	401
2.375% due 05/25/2016		250	251
5.500% due 06/26/2017		500	538
Export-Import Bank of Korea
1.082% due 09/17/2016		300	302
1.250% due 11/20/2015		500	503
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		600	605
2.500% due 01/15/2016		200	205
2.750% due 05/15/2015		200	204
3.984% due 06/15/2016		100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 05/15/2015		$800	$879
General Electric Capital Corp.
0.430% due 01/08/2016		1,300	1,301
GMAC International Finance BV
7.500% due 04/21/2015	EUR	600	863
Goldman Sachs Group, Inc.
0.680% due 03/22/2016		$500	500
0.852% due 06/04/2017		2,500	2,502
5.250% due 12/15/2015	GBP	500	902
7.750% due 11/23/2016	AUD	1,300	1,338
Hana Bank
1.349% due 11/09/2016		$1,450	1,461
4.000% due 11/03/2016		200	213
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		450	453
HSBC Finance Corp.
0.657% due 06/01/2016		400	400
5.000% due 06/30/2015		500	522
HSH Nordbank AG
0.373% due 12/31/2015		200	200
Hypothekenbank Frankfurt AG
0.098% due 09/20/2017		1,700	1,664
Hypothekenbank Frankfurt International S.A.
0.098% due 03/20/2017		200	189
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		200	209
Industrial Bank of Korea
1.375% due 10/05/2015		1,300	1,310
2.375% due 07/17/2017		1,000	1,022
ING Bank NV
0.574% due 01/04/2016		1,500	1,500
International Lease Finance Corp.
4.875% due 04/01/2015		1,950	2,002
8.625% due 09/15/2015		100	109
IPIC GMTN Ltd.
1.750% due 11/30/2015		800	813
3.125% due 11/15/2015		1,000	1,033
Jackson National Life Global Funding
1.250% due 02/21/2017		1,500	1,497
JPMorgan Chase & Co.
0.727% due 10/12/2015	EUR	400	546
0.744% due 02/15/2017		$1,250	1,255
0.886% due 10/15/2015		1,200	1,207
0.940% due 03/31/2016		200	200
1.054% due 05/30/2017	GBP	100	169
2.600% due 01/15/2016		$700	719
JPMorgan Chase Bank N.A.
0.560% due 06/13/2016		400	399
Kookmin Bank
1.103% due 01/27/2017		500	503
1.478% due 10/11/2016		1,500	1,523
Korea Development Bank
0.681% due 06/11/2015		1,000	1,000
0.853% due 01/22/2017		2,000	2,004
1.000% due 01/22/2016		2,000	2,003
Korea Exchange Bank
3.125% due 06/26/2017		200	208
LeasePlan Corp. NV
3.000% due 10/23/2017		200	208
Macquarie Bank Ltd.
1.021% due 03/24/2017		600	602
5.000% due 02/22/2017		200	218
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,335
Morgan Stanley
5.375% due 10/15/2015		200	212
6.000% due 04/28/2015		1,000	1,047

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Muenchener Hypothekenbank eG
1.125% due 07/13/2015		$1,200	$1,208
Nordea Bank AB
0.590% due 04/04/2017		1,200	1,203
0.684% due 05/13/2016		300	302
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	206
Northern Rock Asset Management PLC
5.625% due 06/22/2017		700	786
NRW Bank
0.423% due 08/13/2018		1,400	1,402
0.475% due 01/31/2017		700	704
Piper Jaffray Cos.
2.234% due 05/31/2017		200	200
Prudential Covered Trust
2.997% due 09/30/2015		240	246
QNB Finance Ltd.
1.475% due 10/31/2016		1,000	1,011
Regions Financial Corp.
5.750% due 06/15/2015		1,000	1,045
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	510
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	104
Shinhan Bank
0.880% due 04/08/2017		500	502
SLM Corp.
3.875% due 09/10/2015		400	410
6.250% due 01/25/2016		1,550	1,653
Springleaf Finance Corp.
5.400% due 12/01/2015		800	842
Standard Chartered PLC
3.200% due 05/12/2016		900	938
Swedbank Hypotek AB
2.950% due 03/28/2016		700	729
Toyota Motor Credit Corp.
0.516% due 05/17/2016		1,100	1,104
WEA Finance LLC
5.750% due 09/02/2015		1,000	1,081
Weyerhaeuser Co.
6.950% due 08/01/2017		493	570

			81,193

INDUSTRIALS 23.2%
AbbVie, Inc.
1.200% due 11/06/2015		700	705
Altria Group, Inc.
4.125% due 09/11/2015		250	260
America Movil S.A.B. de C.V.
1.230% due 09/12/2016		500	506
Amgen, Inc.
0.608% due 05/22/2017		250	250
2.125% due 05/15/2017		250	256
2.300% due 06/15/2016		250	257
Anglo American Capital PLC
1.176% due 04/15/2016		500	502
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	139
BAT International Finance PLC
2.125% due 06/07/2017		$450	461
BMW U.S. Capital LLC
0.567% due 06/02/2017		400	399
Boston Scientific Corp.
6.400% due 06/15/2016		800	883
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		2,200	2,206

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
3.479% due 04/15/2019	$200	$202
Covidien International Finance S.A.
1.350% due 05/29/2015	250	252
Crown Castle Towers LLC
3.214% due 08/15/2035	1,400	1,423
Daimler Finance North America LLC
0.580% due 03/10/2017	1,500	1,503
1.300% due 07/31/2015	300	303
1.875% due 09/15/2014	200	201
2.300% due 01/09/2015	180	182
Devon Energy Corp.
0.681% due 12/15/2015	600	603
0.771% due 12/15/2016	300	302
DISH DBS Corp.
6.625% due 10/01/2014	500	507
7.125% due 02/01/2016	1,000	1,084
Dish DBS Corp.
7.750% due 05/31/2015	100	106
Enbridge, Inc.
0.678% due 06/02/2017	500	501
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	203
Express Scripts Holding Co.
2.750% due 11/21/2014	1,250	1,262
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	1,050	1,054
Georgia-Pacific LLC
7.700% due 06/15/2015	630	672
Glencore Finance Canada Ltd.
2.850% due 11/10/2014	700	704
HCA, Inc.
6.375% due 01/15/2015	500	513
6.500% due 02/15/2016	950	1,025
7.190% due 11/15/2015	400	431
Hewlett-Packard Co.
1.781% due 09/19/2014	240	241
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	2,000	2,094
Hyundai Capital America
1.450% due 02/06/2017	200	201
1.875% due 08/09/2016	1,500	1,523
4.000% due 06/08/2017	500	535
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015	600	619
Korea National Oil Corp.
3.125% due 04/03/2017	200	209
Life Technologies Corp.
4.400% due 03/01/2015	1,000	1,025
Linde Finance BV
3.625% due 11/13/2014	900	910
McKesson Corp.
0.630% due 09/10/2015	2,000	2,004
MGM Resorts International
6.625% due 07/15/2015	1,100	1,158
6.875% due 04/01/2016	650	710
Mylan, Inc.
6.000% due 11/15/2018	200	209
NBCUniversal Enterprise, Inc.
0.911% due 04/15/2018	1,000	1,012
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	500	506
Nissan Motor Acceptance Corp.
0.777% due 03/03/2017	500	502
0.934% due 09/26/2016	1,200	1,209
1.000% due 03/15/2016	100	100
1.950% due 09/12/2017	100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	$200	$200
PepsiCo, Inc.
0.437% due 02/26/2016	500	501
Petrobras International Finance Co.
2.875% due 02/06/2015	1,900	1,925
Phillips 66
1.950% due 03/05/2015	300	303
Plains Exploration & Production Co.
6.125% due 06/15/2019	750	832
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	759
SABIC Capital BV
3.000% due 11/02/2015	1,700	1,750
SABMiller Holdings, Inc.
1.850% due 01/15/2015	2,500	2,518
Sanofi
2.625% due 03/29/2016	400	414
Sutter Health
1.090% due 08/15/2053	1,000	992
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	253
TCI Communications, Inc.
8.750% due 08/01/2015	800	872
Telefonica Emisiones S.A.U.
0.880% due 06/23/2017	1,000	1,000
4.949% due 01/15/2015	1,000	1,022
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	250	256
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	516
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	100	103
3.250% due 11/20/2014	300	303
United Airlines, Inc.
6.750% due 09/15/2015	100	101
USG Corp.
6.300% due 11/15/2016	100	109
8.375% due 10/15/2018	300	317
9.750% due 01/15/2018	250	301
Volkswagen International Finance NV
0.666% due 11/18/2016	1,400	1,406
Wesfarmers Ltd.
2.983% due 05/18/2016	250	260
Woodside Finance Ltd.
4.500% due 11/10/2014	267	271
WPP Finance U.K.
8.000% due 09/15/2014	300	304

		52,313

UTILITIES 10.4%
AES Corp.
3.229% due 06/01/2019	500	505
BP Capital Markets PLC
0.643% due 11/07/2016	1,300	1,307
0.700% due 11/06/2015	500	502
Duke Energy Corp.
3.950% due 09/15/2014	300	302
Enel Finance International NV
3.875% due 10/07/2014	1,473	1,485
Entergy Corp.
3.625% due 09/15/2015	400	413
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014	1,000	1,005
Iberdrola Finance Ireland Ltd.
3.800% due 09/11/2014	600	604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$500	$511
Korea Electric Power Corp.
3.000% due 10/05/2015		400	410
Korea Hydro & Nuclear Power Co. Ltd.
1.008% due 05/22/2017		1,000	1,000
3.125% due 09/16/2015		600	616
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		250	260
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		300	302
Orange S.A.
5.000% due 05/12/2016	GBP	1,000	1,811
Petrobras Global Finance BV
2.592% due 03/17/2017		$200	203
Plains All American Pipeline LP
3.950% due 09/15/2015		440	457
Rosneft Finance S.A.
7.500% due 07/18/2016		1,500	1,648
Scottish Power Ltd.
5.375% due 03/15/2015		1,500	1,548
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		1,300	1,302
1.147% due 04/10/2019		400	401
Sprint Communications, Inc.
6.000% due 12/01/2016		600	655
8.375% due 08/15/2017		500	586
Telecom Italia Capital S.A.
4.950% due 09/30/2014		1,000	1,010
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		700	718
Verizon Communications, Inc.
1.761% due 09/15/2016		3,800	3,907

			23,468

Total Corporate Bonds & Notes (Cost $156,239)			156,974

MUNICIPAL BONDS & NOTES 1.3%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.127% due 11/25/2043		148	150

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016		300	312
University of California Revenue Bonds, Series 2011
0.651% due 07/01/2041		500	500

			812

FLORIDA 0.2%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015		200	205
4.000% due 07/01/2016		165	177

			382

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015		100	100

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	$300	$318

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	240	239

OHIO 0.2%
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	500	510

TEXAS 0.2%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $3,001)		3,011

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.217% due 12/25/2036	14	14
0.272% due 03/25/2034	12	12
0.302% due 08/25/2034	4	4
0.352% due 02/25/2037 - 10/27/2037	225	224
0.502% due 05/25/2042	8	8
0.552% due 12/25/2043	2,525	2,535
0.702% due 09/25/2041	260	261
0.732% due 06/25/2041	179	180
0.832% due 12/25/2037	86	87
0.851% due 01/01/2021	189	191
1.324% due 03/01/2044 - 07/01/2044	34	36
2.380% due 10/01/2031	1	1
4.340% due 02/01/2017	947	965
Freddie Mac
0.192% due 12/25/2036	36	35
0.602% due 09/15/2041	120	120
0.852% due 02/15/2038	115	116
1.319% due 02/25/2045	121	124
1.324% due 10/25/2044	113	115
1.524% due 07/25/2044	44	44
Ginnie Mae
0.702% due 04/20/2062	354	355
0.852% due 02/20/2062	273	276
1.202% due 02/20/2062	175	179
1.625% due 02/20/2032	8	9
NCUA Guaranteed Notes
0.501% due 12/07/2020	130	130
0.522% due 11/06/2017	169	169
0.712% due 12/08/2020	180	181
1.600% due 10/29/2020	84	85

Total U.S. Government Agencies (Cost $6,449)		6,456

MORTGAGE-BACKED SECURITIES 3.4%
Banc of America Commercial Mortgage Trust
5.919% due 05/10/2045	100	107
Banc of America Mortgage Trust
3.320% due 07/20/2032	1	1
BCAP LLC Trust
2.476% due 11/26/2035	54	54
Bear Stearns Adjustable Rate Mortgage Trust
2.771% due 01/25/2034	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Alt-A Trust
2.790% due 09/25/2035		$30	$27
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041		53	53
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		13	13
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		810	871
Commercial Mortgage Trust
0.282% due 12/15/2020		35	35
2.365% due 02/10/2029		700	720
Countrywide Home Loan Reperforming Trust
0.492% due 06/25/2035		18	16
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		461	497
5.858% due 03/15/2039		69	73
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 03/25/2032		4	4
2.227% due 06/25/2033		19	19
4.829% due 11/15/2037		844	848
DBRR Trust
0.853% due 02/25/2045		1,229	1,229
0.946% due 09/25/2045		10	10
First Republic Mortgage Loan Trust
0.452% due 08/15/2032		14	13
Fosse Master Issuer PLC
1.628% due 10/18/2054		126	126
Greenpoint Mortgage Funding Trust
0.372% due 06/25/2045		34	31
GS Mortgage Securities Trust
4.761% due 07/10/2039		759	775
GSR Mortgage Loan Trust
2.657% due 09/25/2035		23	23
HarborView Mortgage Loan Trust
0.375% due 05/19/2035		46	41
JPMorgan Chase Commercial Mortgage Securities Trust
4.899% due 01/12/2037		200	201
5.440% due 06/12/2047		493	538
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592% due 12/15/2030		6	6
Merrill Lynch Mortgage Investors Trust
1.151% due 10/25/2035		17	16
Morgan Stanley Capital Trust
1.085% due 03/15/2045		54	55
RBSSP Resecuritization Trust
0.652% due 10/26/2036		166	160
2.267% due 12/26/2036		213	215
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	8	11
Structured Asset Mortgage Investments Trust
0.382% due 05/25/2045		$53	48
0.405% due 07/19/2035		8	8
0.815% due 09/19/2032		4	4
Vulcan European Loan Conduit Ltd.
0.615% due 05/15/2017	EUR	63	86
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		$31	31
5.558% due 03/15/2045		250	266
WaMu Commercial Mortgage Securities Trust
5.524% due 03/23/2045		284	290
WaMu Mortgage Pass-Through Certificates Trust
1.123% due 02/25/2046		25	24
1.123% due 08/25/2046		35	32
1.323% due 11/25/2042		12	12
1.523% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $7,718)			7,597

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.8%
Alba SPV SRL
1.827% due 04/20/2040	EUR	626	$862
Apidos CDO Ltd.
0.490% due 06/12/2020		$332	331
Ares CLO Ltd.
0.857% due 11/25/2020		350	349
Bear Stearns Asset-Backed Securities Trust
0.812% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.461% due 11/15/2017		92	92
Callidus Debt Partners CLO Fund Ltd.
0.486% due 04/17/2020		52	52
Carrington Mortgage Loan Trust
0.252% due 06/25/2037		9	9
Celf Loan Partners Ltd.
1.519% due 07/25/2019	GBP	30	51
Citibank Omni Master Trust
2.902% due 08/15/2018		$1,700	1,706
4.900% due 11/15/2018		300	305
5.350% due 08/15/2018		500	503
COA Summit CLO Ltd.
1.586% due 04/20/2023		1,900	1,899
Cornerstone CLO Ltd.
0.446% due 07/15/2021		1,000	987
Countrywide Asset-Backed Certificates
0.632% due 12/25/2031		2	1
0.892% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.890% due 08/25/2032		3	2
Denali Capital CLO Ltd.
0.488% due 04/21/2020		25	25
Drug Royalty LP
3.082% due 07/15/2023		300	300
Dryden Leveraged Loan CDO
0.468% due 10/20/2020		235	233
Dryden Senior Loan Fund
1.396% due 01/15/2022		500	500
Duane Street CLO Ltd.
0.478% due 01/11/2021		83	82
Educational Services of America, Inc.
0.882% due 04/25/2039		222	222
Fore CLO Ltd.
0.473% due 07/20/2019		89	89
Franklin CLO Ltd.
0.491% due 06/15/2018		34	34
Gallatin CLO Ltd.
1.432% due 07/15/2023		2,000	2,004
Golden Knight CDO Corp.
0.466% due 04/15/2019		784	782
Gracechurch Card Funding PLC
0.852% due 02/15/2017		500	502
Harbourmaster CLO BV
0.667% due 10/11/2019	EUR	2	3
Irwin Whole Loan Home Equity Trust
0.692% due 07/25/2032		$1	1
Lafayette CLO Ltd.
1.630% due 09/06/2022		10	10
LCM LP
1.486% due 04/15/2022		600	600
MASTR Asset-Backed Securities Trust
0.202% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.486% due 01/15/2018		189	189
Mountain Capital CLO Ltd.
0.471% due 09/15/2018		1,062	1,059

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nelnet Student Loan Trust
0.929% due 07/25/2018		$21	$22
New Century Home Equity Loan Trust
0.412% due 06/25/2035		4	4
Northstar Education Finance, Inc.
0.852% due 12/26/2031		161	161
Octagon Investment Partners Ltd.
1.493% due 05/05/2023		700	700
Renaissance Home Equity Loan Trust
0.512% due 11/25/2034		6	5
0.652% due 12/25/2033		28	28
1.030% due 08/25/2033		7	6
SLM Student Loan Trust
0.431% due 12/17/2018		82	82
0.729% due 10/25/2017		147	147
1.729% due 04/25/2023		54	56
Stanfield Bristol CLO Ltd.
0.484% due 10/15/2019		45	45
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.475% due 11/01/2018		103	102
WhiteHorse Ltd.
0.495% due 05/01/2018		36	36
0.695% due 05/01/2018		250	248

Total Asset-Backed Securities (Cost $15,458)			15,431

SOVEREIGN ISSUES 5.2%
Development Bank of Japan, Inc.
0.426% due 04/17/2015		3,000	3,000
Japan Bank for International Cooperation
1.875% due 09/24/2015		1,000	1,019
Japan Finance Organization for Municipalities
0.399% due 11/28/2014		1,000	1,000
Korea Land & Housing Corp.
1.875% due 08/02/2017		2,000	2,012
Republic of Korea
4.875% due 09/22/2014		3,500	3,534
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	100	139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State of North Rhine-Westphalia
0.528% due 04/28/2017	$700	$704
0.928% due 07/11/2017	300	306

Total Sovereign Issues (Cost $11,697)		11,714

SHORT-TERM INSTRUMENTS 10.0%

CERTIFICATES OF DEPOSIT 2.1%
Credit Suisse
0.547% due 08/24/2015	1,500	1,500
Intesa Sanpaolo SpA
1.650% due 04/07/2015	2,000	2,004
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	1,000	1,000
1.190% due 06/26/2015	250	250

		4,754

COMMERCIAL PAPER 7.0%
ENI Coordination Center S.A.
0.500% due 03/20/2015	2,000	1,993
Entergy Corp.
0.870% due 08/25/2014	250	250
0.870% due 10/07/2014	500	499
0.950% due 07/11/2014	1,000	1,000
Ford Motor Credit Co.
0.720% due 03/02/2015	1,100	1,095
0.760% due 01/05/2015	200	199
Glencore Funding LLC
0.650% due 10/06/2014	900	899
0.650% due 10/16/2014	1,000	999
Mohawk Industries, Inc.
0.550% due 07/31/2014	1,000	1,000
0.570% due 07/21/2014	250	250
0.730% due 07/07/2014	500	500
0.780% due 07/02/2014	1,500	1,500
NiSource Finance Corp.
0.610% due 07/24/2014	1,200	1,199
0.620% due 07/28/2014	1,000	1,000
Noble Corp.
0.430% due 07/18/2014	1,200	1,200
Vodafone Group PLC
0.510% due 04/10/2015	1,800	1,793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.550% due 04/10/2015		$250	$249
0.600% due 06/29/2015		250	249

			15,874

SHORT-TERM NOTES 0.1%
Korea Development Bank
0.679% due 08/20/2014		300	300

SLOVENIA TREASURY BILLS 0.8%
0.948% due 09/11/2014 - 04/09/2015 (a)	EUR	1,300	1,776

Total Short-Term Instruments (Cost $22,698)			22,704

Total Investments in Securities (Cost $223,733)			224,363

		SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio		452	4
PIMCO Short-Term Floating NAV Portfolio III		111,266	1,112

Total Short-Term Instruments (Cost $1,116)			1,116

Total Investments in Affiliates (Cost $1,116)			1,116

Total Investments 99.8% (Cost $224,849)			$225,479

Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $89)			(24)

Other Assets and Liabilities, net 0.2%			520

Net Assets 100.0%			$225,975

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $18,686 at a weighted average interest rate of 0.030%.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	Long	03/2016	221	$112	$15	$(11)
90-Day Eurodollar March Futures	Short	03/2016	305	(33)	0	(19)
U.S. Treasury 2-Year Note September Futures	Short	09/2014	185	(31)	0	(6)

Total Futures Contracts				$48	$15	$(36)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

Cash of $298 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$15	$0	$15	$0	$(36)	$0	$(36)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	08/2014		EUR	133	$		181	$0	$(1)

BPS	07/2014		AUD	1,394			1,287	0	(27)

BRC	08/2014		EUR	3,794			5,181	0	(15)
	09/2014			600			820	0	(2)
	09/2014		GBP	1,729			2,902	0	(55)
	03/2015		EUR	100			137	0	0

CBK	08/2014		AUD	1,394			1,307	0	(5)

DUB	08/2014		EUR	1,981			2,704	0	(9)
	04/2015			700			966	7	0

JPM	07/2014		JPY	406,402			3,990	0	(22)
	07/2014	$		4,002		JPY	406,402	10	0
	08/2014		JPY	406,402	$		4,003	0	(10)
	09/2014		GBP	1,063			1,800	0	(18)

RBC	08/2014	$		0		MXN	6	0	0

Total Forward Foreign Currency Contracts								$17	$(164)

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014

	Notional	Premiums
Balance at Beginning of Period	$0	$0
Sales	8,000	(76)
Closing Buys	(8,000)	76
Expirations	0	0
Exercised	0	0

Balance at End of Period	$0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BPS	Domtar Corp.	1.000%	06/20/2019	1.266%	$ 800	$(14)	$4	$0	$(10)
	Holcim Finance S.A.	1.000%	12/20/2018	0.625%	EUR 700	(11)	27	16	0

CBK	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	100	24	1	25	0
	Lafarge S.A.	1.000%	06/20/2019	1.017%	700	(4)	4	0	0

FBF	HeidelbergCement Finance BV	5.000%	06/20/2019	1.290%	500	119	4	123	0

JPM	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	0.871%	$ 300	(11)	13	2	0

						$103	$53	$166	$(10)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,879	$ (8)	$1	$0	$(7)

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,362	(6)	1	0	(5)

					$ (14)	$2	$0	$(12)

Total Swap Agreements					$ 89	$55	$166	$(22)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	16	16	(27)	0	(10)	(37)	(21)	0	(21)
BRC	0	0	0	0	(72)	0	0	(72)	(72)	0	(72)
CBK	0	0	25	25	(5)	0	0	(5)	20	0	20
DUB	7	0	0	7	(9)	0	0	(9)	(2)	0	(2)
FBF	0	0	123	123	0	0	(7)	(7)	116	0	116
GST	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
JPM	10	0	2	12	(50)	0	0	(50)	(38)	0	(38)

Total Over the Counter	$17	$0	$166	$183	$(164)	$0	$(22)	$(186)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17	$0	$17
Swap Agreements	0	166	0	0	0	166

	$0	$166	$0	$17	$0	$183

	$0	$166	$0	$17	$15	$198

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164	$0	$164
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$164	$0	$186

	$0	$22	$0	$164	$36	$222

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$78	$78
Swap Agreements	0	34	0	0	(34)	0

	$0	$34	$0	$0	$44	$78

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$89	$0	$89
Written Options	0	0	0	0	9	9
Swap Agreements	0	126	0	0	0	126

	$0	$126	$0	$89	$9	$224

	$0	$160	$0	$89	$53	$302

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$48	$48
Swap Agreements	0	0	0	0	(5)	(5)

	$0	$0	$0	$0	$43	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(181)	$0	$(181)
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$(181)	$0	$(177)

	$0	$4	$0	$(181)	$43	$(134)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$476	$0	$476
Corporate Bonds & Notes
Banking & Finance	0	80,993	200	81,193
Industrials	0	52,313	0	52,313
Utilities	0	23,468	0	23,468
Municipal Bonds & Notes
Arkansas	0	150	0	150
California	0	812	0	812
Florida	0	382	0	382
New Jersey	0	100	0	100
New York	0	318	0	318
North Carolina	0	239	0	239
Ohio	0	510	0	510
Texas	0	500	0	500
U.S. Government Agencies	0	6,326	130	6,456
Mortgage-Backed Securities	0	6,368	1,229	7,597

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$15,131	$300	$15,431
Sovereign Issues	0	11,714	0	11,714
Short-Term Instruments
Certificates of Deposit	0	4,754	0	4,754
Commercial Paper	0	15,874	0	15,874
Short-Term Notes	0	300	0	300
Slovenia Treasury Bills	0	1,776	0	1,776
	$0	$222,504	$1,859	$224,363

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,116	0	0	1,116

Total Investments	$1,116	$222,504	$1,859	$225,479

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$15	$0	$0	$15
Over the counter	0	183	0	183
	$15	$183	$0	$198

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	0	0	(36)
Over the counter	0	(186)	0	(186)
	$(36)	$(186)	$0	$(222)

Totals	$1,095	$222,501	$1,859	$225,455

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

SEMIANNUAL REPORT	JUNE 30, 2014	19

Notes to Financial Statements (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2014	21

Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S.

Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$104	$0	$(100)	$0	$0	$4	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$6,183	$78,108	$(83,180)	$(3)	$4	$1,112	$8	$0

24	PIMCO VARIABLE INSURANCE TRUST

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency

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Notes to Financial Statements (Cont.)

values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

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The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of

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PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$22,630	$49,631

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$431,139	$469,223	$122,240	$60,462

SEMIANNUAL REPORT	JUNE 30, 2014	31

Notes to Financial Statements (Cont.)

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	56	$570	490	$5,025
Administrative Class	6,072	62,455	6,566	67,424
Advisor Class	1,746	17,942	6,244	64,106
Issued as reinvestment of distributions
Institutional Class	3	28	7	75
Administrative Class	30	305	39	397
Advisor Class	27	282	44	452
Cost of shares redeemed
Institutional Class	(186)	(1,908)	(613)	(6,305)
Administrative Class	(2,251)	(23,152)	(3,753)	(38,551)
Advisor Class	(970)	(9,970)	(1,602)	(16,449)
Net increase (decrease) resulting from Portfolio share transactions	4,527	$46,552	7,422	$76,174

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 61% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$224,852	$909	$(282)	$627

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	CBK	Citibank N.A.	GST	Goldman Sachs International
BPS	BNP Paribas S.A.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	FBF	Credit Suisse International	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
EUR	Euro	JPY	Japanese Yen	USD (or $)	United States Dollar

Index Abbreviations:
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration

SEMIANNUAL REPORT	JUNE 30, 2014	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT67SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Total Return Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	36.3%
U.S. Government Agencies	16.8%
Corporate Bonds & Notes	16.5%
Sovereign Issues	11.6%
U.S. Treasury Obligations	8.2%
Other	10.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (12/31/1997)
PIMCO Total Return Portfolio Administrative Class	3.17%	4.16%	5.75%	6.01%	6.11%
Barclays U.S. Aggregate Index±	3.93%	4.37%	4.85%	4.93%	5.52%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,031.70	$1,021.57
Expenses Paid During Period†	$3.27	$3.26
Net Annualized Expense Ratio	0.65%	0.65%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to the long end of the U.S. Treasury yield curve detracted from performance as longer-dated yields fell more than shorter-dated maturities during the reporting period.

»	An out-of-benchmark exposure to non-U.S. interest rates in Italy, Spain, and Mexico added to returns as yields in these countries fell during the reporting period.

»	Municipal bond exposure, particularly to Build America Bonds, added to performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight to investment grade credit detracted from performance as the investment grade credit sector outperformed liked-duration U.S. Treasuries during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	A short position on the Japanese yen detracted from performance as the Japanese yen appreciated during the reporting period.

»	An underweight to Agency mortgage-backed securities (“MBS”) detracted from returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Tactical allocations to non-Agency MBS added to returns as prices on these securities generally rose during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Administrative Class
Net asset value beginning of year or period	$10.98		$11.55	$11.02	$11.08	$10.82	$10.31
Net investment income (a)	0.08		0.18	0.24	0.26	0.24	0.49
Net realized/unrealized gain (loss)	0.27		(0.40)	0.81	0.13	0.63	0.93
Total income (loss) from investment operations	0.35		(0.22)	1.05	0.39	0.87	1.42
Dividends from net investment income	(0.09)		(0.25)	(0.30)	(0.29)	(0.27)	(0.57)
Distributions from net realized capital gains	0.00		(0.10)	(0.22)	(0.16)	(0.34)	(0.34)
Total distributions	(0.09)		(0.35)	(0.52)	(0.45)	(0.61)	(0.91)
Net asset value end of year or period	$11.24		$10.98	$11.55	$11.02	$11.08	$10.82
Total return	3.17%		(1.96)%	9.59%	3.61%	8.10%	14.04%
Net assets end of year or period (000s)	$7,646,190		$7,756,022	$8,733,829	$7,759,038	$7,260,958	$5,566,064
Ratio of expenses to average net assets	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.74%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.49	%*	1.55%	2.13%	2.32%	2.09%	4.52%
Portfolio turnover rate	155	%**	305%**	495%**	424%**	484%**	381%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$7,834,405
Investments in Affiliates	3,211,514
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,411
Over the counter	28,176
Cash	1,983
Deposits with counterparty	14,847
Foreign currency, at value	2,996
Receivable for investments sold	373,547
Receivable for Portfolio shares sold	23,914
Interest and dividends receivable	48,565
Dividends receivable from Affiliates	673
11,547,031

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$4,107
Over the counter	27,857
Payable for investments purchased	1,174,161
Payable for investments in Affiliates purchased	673
Deposits from counterparty	23,107
Payable for Portfolio shares redeemed	8,890
Accrued investment advisory fees	2,035
Accrued supervisory and administrative fees	2,035
Accrued distribution fees	469
Accrued servicing fees	908
1,244,242

Net Assets	$10,302,789

Net Assets Consist of:
Paid in capital	$9,892,073
Undistributed net investment income	189,113
Accumulated net realized (loss)	(30,518)
Net unrealized appreciation	252,121
$10,302,789

Net Assets:
Institutional Class	$272,882
Administrative Class	7,646,190
Advisor Class	2,383,717

Shares Issued and Outstanding:
Institutional Class	24,283
Administrative Class	680,410
Advisor Class	212,119

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.24
Administrative Class	11.24
Advisor Class	11.24

Cost of Investments in Securities	$7,599,149
Cost of Investments in Affiliates	$3,211,432
Cost of Foreign Currency Held	$2,977
Cost or Premiums of Financial Derivative Instruments, net	$(5,356)

* Includes repurchase agreements of:	$169,404

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$105,565
Dividends	664
Dividends from Investments in Affiliates	2,430
Total Income	108,659

Expenses:
Investment advisory fees	12,641
Supervisory and administrative fees	12,641
Servicing fees - Administrative Class	5,678
Distribution and/or servicing fees - Advisor Class	2,835
Trustee fees	42
Interest expense	10
Total Expenses	33,847

Net Investment Income	74,812

Net Realized Gain:
Investments in securities	50,488
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	25,929
Over the counter financial derivative instruments	17,468
Foreign currency	2,125
Net Realized Gain	96,021

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	162,409
Investments in Affiliates	332
Exchange-traded or centrally cleared financial derivative instruments	(25,849)
Over the counter financial derivative instruments	12,404
Foreign currency assets and liabilities	423
Net Change in Unrealized Appreciation	149,719
Net Gain	245,740

Net Increase in Net Assets Resulting from Operations	$320,552

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$74,812	$166,268
Net realized gain (loss)	96,021	(57,171)
Net change in unrealized appreciation (depreciation)	149,719	(339,819)
Net increase (decrease) resulting from operations	320,552	(230,722)

Distributions to Shareholders:
From net investment income
Institutional Class	(2,372)	(9,647)
Administrative Class	(60,087)	(183,002)
Advisor Class	(16,891)	(43,821)
From net realized capital gains
Institutional Class	0	(2,443)
Administrative Class	0	(67,659)
Advisor Class	0	(19,294)

Total Distributions	(79,350)	(325,866)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(186,825)	(246,420)

Total Increase (Decrease) in Net Assets	54,377	(803,008)

Net Assets:
Beginning of period	10,248,412	11,051,420
End of period*	$10,302,789	$10,248,412

* Including undistributed net investment income of:	$189,113	$193,651

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.0%

BANK LOAN OBLIGATIONS 0.2%
Biomet, Inc.
3.150% due 03/25/2015	$249	$250
Chrysler Group LLC
3.500% due 05/24/2017	19,949	20,052

Total Bank Loan Obligations (Cost $20,246)		20,302

CORPORATE BONDS & NOTES 17.7%

BANKING & FINANCE 14.6%
AIG Life Holdings, Inc.
8.125% due 03/15/2046	3,200	4,446
Ally Financial, Inc.
2.750% due 01/30/2017	43,600	44,199
4.625% due 06/26/2015	6,200	6,409
5.500% due 02/15/2017	12,200	13,245
6.750% due 12/01/2014	36,700	37,570
8.300% due 02/12/2015	46,100	48,117
American Express Bank FSB
6.000% due 09/13/2017	3,600	4,116
American Express Centurion Bank
6.000% due 09/13/2017	3,900	4,470
American International Group, Inc.
5.050% due 10/01/2015	12,500	13,181
5.450% due 05/18/2017	1,100	1,228
5.600% due 10/18/2016	6,100	6,709
6.250% due 03/15/2087	2,100	2,360
8.175% due 05/15/2068	3,000	4,148
8.250% due 08/15/2018	5,350	6,652
Banco do Brasil S.A.
2.899% due 07/02/2014	7,600	7,600
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,800	1,882
4.500% due 04/06/2015	13,100	13,428
Bank of America Corp.
0.554% due 08/15/2016	2,800	2,777
1.500% due 10/09/2015	5,500	5,552
5.750% due 12/01/2017	10,000	11,300
6.500% due 08/01/2016	32,700	36,259
6.875% due 04/25/2018	16,200	19,088
Bank of America N.A.
6.000% due 10/15/2036	1,700	2,066
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	2,100	2,329
Bank of Montreal
2.850% due 06/09/2015	7,200	7,372
Bank of Nova Scotia
1.950% due 01/30/2017	500	513
Barclays Bank PLC
10.179% due 06/12/2021	1,900	2,639
BBVA Bancomer S.A.
4.500% due 03/10/2016	3,200	3,384
6.500% due 03/10/2021	6,400	7,248
7.250% due 04/22/2020	6,400	7,320
Bear Stearns Cos. LLC
6.400% due 10/02/2017	25,100	28,956
7.250% due 02/01/2018	11,200	13,338
Blackstone CQP HoldCo LP
2.324% due 03/18/2019	4,100	4,141
BNP Paribas S.A.
0.533% due 11/07/2015	46,800	46,803
CIT Group, Inc.
4.750% due 02/15/2015	2,200	2,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
0.501% due 06/09/2016		$13,100	$12,987
0.745% due 05/01/2017		65,200	65,191
4.587% due 12/15/2015		41,900	44,182
4.875% due 05/07/2015		6,100	6,317
5.000% due 09/15/2014		18,500	18,665
5.500% due 10/15/2014		2,399	2,434
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		50,600	50,573
0.558% due 04/28/2017		18,300	18,342
6.875% due 03/19/2020	EUR	7,600	12,564
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		$31,000	31,006
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	800	1,163
8.375% due 10/13/2019 (d)		$1,500	1,779
Export-Import Bank of India
2.384% due 03/30/2016		5,000	5,048
Export-Import Bank of Korea
4.000% due 01/29/2021		5,100	5,433
4.125% due 09/09/2015		12,000	12,480
5.125% due 06/29/2020		2,100	2,385
5.875% due 01/14/2015		29,900	30,729
Fifth Third Bancorp
0.651% due 12/20/2016		3,000	2,981
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		9,220	9,341
3.984% due 06/15/2016		1,400	1,480
6.625% due 08/15/2017		8,900	10,251
7.000% due 04/15/2015		7,500	7,877
8.000% due 12/15/2016		500	581
8.700% due 10/01/2014		3,600	3,675
General Electric Capital Corp.
3.800% due 06/18/2019		6,900	7,337
6.375% due 11/15/2067		9,600	10,728
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	4,068
GSPA Monetization Trust
6.422% due 10/09/2029		15,890	16,492
HBOS PLC
0.930% due 09/06/2017		7,700	7,673
1.110% due 09/01/2016	EUR	200	273
ING Bank NV
0.574% due 01/04/2016		$79,600	79,606
International Lease Finance Corp.
4.875% due 04/01/2015		7,300	7,496
5.750% due 05/15/2016		2,300	2,468
6.750% due 09/01/2016		9,100	10,112
8.625% due 09/15/2015		6,700	7,269
8.750% due 03/15/2017		800	932
JPMorgan Chase & Co.
0.744% due 02/15/2017		75,600	75,924
3.700% due 01/20/2015		1,100	1,120
4.750% due 03/01/2015		18,900	19,446
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,512
KBC Bank NV
8.000% due 01/25/2023		1,000	1,144
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,417
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,511
LBG Capital PLC
8.000% due 06/15/2020 (d)		2,400	2,663
8.500% due 12/17/2021 (d)		1,100	1,217
15.000% due 12/21/2019	GBP	8,200	20,419

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$32,400	$47,304
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		2,200	2,346
7.625% due 06/27/2023 (d)	GBP	5,400	9,865
Macquarie Group Ltd.
7.300% due 08/01/2014		$22,075	22,190
Metropolitan Life Global Funding
0.356% due 06/23/2016 (a)		10,600	10,601
Morgan Stanley
0.706% due 10/15/2015		700	702
6.000% due 04/28/2015		47,724	49,952
National Australia Bank Ltd.
0.515% due 06/30/2017 (a)		57,700	57,786
National Bank of Canada
2.200% due 10/19/2016		2,500	2,583
Nationwide Building Society
6.250% due 02/25/2020		3,600	4,255
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,098
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		21,900	25,623
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	533
5.499% due 07/07/2015		13,100	13,618
SLM Corp.
5.000% due 04/15/2015		5,000	5,150
5.050% due 11/14/2014		16,746	17,018
6.000% due 01/25/2017		4,200	4,578
6.250% due 01/25/2016		24,450	26,070
8.450% due 06/15/2018		13,600	16,107
Springleaf Finance Corp.
6.900% due 12/15/2017		64,200	71,422
State Bank of India
4.500% due 07/27/2015		6,000	6,187
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		6,000	6,368
Stone Street Trust
5.902% due 12/15/2015		9,500	10,121
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		3,100	3,077
Wells Fargo Capital
5.950% due 12/01/2086		15,900	16,297

			1,510,235

INDUSTRIALS 1.7%
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,011
2.300% due 06/15/2016		7,700	7,921
Apple, Inc.
2.850% due 05/06/2021		5,400	5,453
3.450% due 05/06/2024		7,100	7,190
BAT International Finance PLC
1.400% due 06/05/2015		1,600	1,614
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,836
Con-way, Inc.
7.250% due 01/15/2018		2,600	3,034
CSN Islands Corp.
6.875% due 09/21/2019		2,600	2,769
CSN Resources S.A.
6.500% due 07/21/2020		6,800	7,072
Daimler Finance North America LLC
1.300% due 07/31/2015		11,500	11,596
DISH DBS Corp.
7.750% due 05/31/2015		1,900	2,018

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gerdau Holdings, Inc.
7.000% due 01/20/2020		$1,300	$1,476
Gerdau Trade, Inc.
5.750% due 01/30/2021		4,200	4,504
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,608
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	36,000	46,988
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		$3,600	3,770
Noble Group Ltd.
4.875% due 08/05/2015		700	727
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		5,765	6,457
Petrobras International Finance Co.
7.875% due 03/15/2019		40,500	47,419
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,808
Rohm & Haas Co.
6.000% due 09/15/2017		1,062	1,201

			172,472

UTILITIES 1.4%
Entergy Corp.
3.625% due 09/15/2015		12,200	12,591
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,408
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,341
7.750% due 10/17/2016		3,405	3,843
7.750% due 01/20/2020		3,100	3,642
8.000% due 08/07/2019		5,100	6,043
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	2,108
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		12,863	13,924
Petrobras Global Finance BV
2.366% due 01/15/2019		2,400	2,394
Qtel International Finance Ltd.
3.375% due 10/14/2016		11,300	11,877
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	892
6.750% due 09/30/2019		2,000	2,422
Rosneft Finance S.A.
6.625% due 03/20/2017		1,000	1,100
7.875% due 03/13/2018		3,000	3,439
Verizon Communications, Inc.
1.981% due 09/14/2018		45,400	47,948
2.500% due 09/15/2016		5,500	5,672
3.650% due 09/14/2018		14,700	15,712

			141,356

Total Corporate Bonds & Notes (Cost $1,734,131)			1,824,063

MUNICIPAL BONDS & NOTES 4.1%

CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,200	2,873
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		2,700	3,828
7.043% due 04/01/2050		8,600	12,170
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,200	2,777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$17,900	$25,499
7.550% due 04/01/2039	2,000	3,009
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	8,775
7.625% due 03/01/2040	18,600	27,458
7.700% due 11/01/2030	100	123
7.950% due 03/01/2036	29,300	35,746
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	10,529
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,022
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,816
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,516
7.618% due 08/01/2040	15,400	20,458
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,857
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,381
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,475
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	451
7.021% due 08/01/2040	700	792
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	16,479
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	36,839
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	516
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	9,500	11,479
6.548% due 05/15/2048	4,700	6,151

		253,019

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,759

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	655	653

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,832

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	$6,500	$7,367

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,654

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	15,256
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	18,500	26,693

		41,949

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	6,100	7,252
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,400	1,798
6.282% due 06/15/2042	2,100	2,357
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,984

		14,391

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	43,829
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,085

		46,914

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	20,700	26,117

		26,117

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	20,000	20,374

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,604

Total Municipal Bonds & Notes (Cost $367,968)		425,633

U.S. GOVERNMENT AGENCIES 18.0%
Fannie Mae
0.212% due 12/25/2036 - 07/25/2037	2,643	2,585
0.402% due 05/25/2037	435	434

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.462% due 04/25/2037	$2,089	$2,086
0.500% due 03/25/2044	1,584	1,578
0.562% due 09/25/2035	941	944
0.602% due 09/25/2035	5,476	5,489
0.852% due 10/25/2037	1,297	1,312
0.875% due 08/28/2017 - 05/21/2018	44,600	44,120
1.052% due 07/25/2039	726	740
1.125% due 04/27/2017 (g)	19,100	19,199
1.250% due 01/30/2017	3,200	3,240
1.324% due 06/01/2043 - 07/01/2044	1,886	1,938
1.524% due 09/01/2040	6	6
1.700% due 04/01/2035	3,317	3,471
1.875% due 09/18/2018	2,100	2,134
2.097% due 08/01/2035	909	970
2.269% due 05/25/2035	315	325
2.293% due 01/01/2025	9	9
2.310% due 08/01/2022	4,700	4,608
2.334% due 09/01/2039	24	24
2.340% due 11/01/2025	1	1
2.475% due 04/01/2019	14,757	15,231
2.670% due 08/01/2022	776	780
2.870% due 09/01/2027	6,700	6,343
3.000% due 09/01/2020 - 07/01/2029	91,636	95,230
3.330% due 11/01/2021	1,338	1,416
3.500% due 07/01/2029 - 07/01/2043	53,000	56,158
3.807% due 10/01/2032	445	457
3.869% due 11/01/2035	87	91
4.000% due 01/01/2026 - 07/01/2044	10,457	11,129
4.376% due 12/01/2036	747	796
4.500% due 08/01/2018 - 07/01/2044	396,777	430,021
4.500% due 08/01/2044 (a)	33,000	35,646
4.501% due 07/01/2019	29,074	32,406
4.508% due 09/01/2034	495	529
4.988% due 09/01/2035	228	246
5.000% due 05/11/2017 (g)	1,600	1,786
5.000% due 01/01/2023 - 07/01/2044	75,466	83,846
5.000% due 08/01/2044 (a)	48,000	53,147
5.193% due 08/01/2035	383	412
5.375% due 06/12/2017 (g)	8,100	9,153
5.500% due 09/01/2017 - 08/01/2044	204,905	229,234
6.000% due 09/01/2016 - 07/01/2044	166,616	187,714
6.500% due 11/01/2034	65	74
7.000% due 04/25/2023 - 06/01/2032	786	901
Freddie Mac
0.302% due 07/15/2019	994	995
0.452% due 05/15/2036	1,942	1,938
0.602% due 11/15/2030	9	9
0.652% due 09/15/2030	8	8
0.852% due 08/15/2037	15,516	15,764
0.872% due 05/15/2037	460	465
0.875% due 03/07/2018	3,300	3,254
1.000% due 03/08/2017 - 06/29/2017 (g)	118,600	119,144
1.000% due 07/28/2017 - 09/29/2017	61,300	61,398
1.250% due 05/12/2017 - 10/02/2019	43,900	43,103
1.319% due 02/25/2045	303	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 05/30/2019		$1,800	$1,808
2.482% due 07/01/2027 - 01/01/2028		1	2
2.533% due 07/01/2030		1	1
3.750% due 03/27/2019		2,000	2,199
4.000% due 04/01/2029 - 07/01/2044		104,653	110,952
4.500% due 03/01/2029 - 08/01/2044		118,490	128,197
5.500% due 08/23/2017 - 10/01/2038		7,169	8,040
6.000% due 07/01/2016 - 07/01/2044		10,062	11,316
6.500% due 06/01/2016 - 10/01/2037		124	137
7.000% due 06/15/2023		376	420
7.500% due 07/15/2030 - 03/01/2032		87	101
8.500% due 08/01/2024		4	5
Ginnie Mae
0.752% due 02/16/2030		80	81
1.625% due 04/20/2026 - 02/20/2032		292	302
2.000% due 07/20/2030		4	4
6.000% due 12/15/2038 - 11/15/2039		90	101
7.000% due 11/20/2029		39	40
Small Business Administration
5.130% due 09/01/2023		18	20
6.290% due 01/01/2021		31	33
7.500% due 04/01/2017		77	81

Total U.S. Government Agencies (Cost $1,829,192)			1,858,187

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		154,689	155,735
0.125% due 07/15/2022		93,700	94,322
0.125% due 01/15/2023		40,257	40,115
0.375% due 07/15/2023		37,484	38,202
0.625% due 07/15/2021		36,737	38,700
1.125% due 01/15/2021		12,245	13,266
1.250% due 07/15/2020 (g)(i)		26,521	29,073
1.750% due 01/15/2028		70,719	81,382
2.000% due 01/15/2026		57,805	68,077
2.375% due 01/15/2025 (i)		174,549	211,450
2.375% due 01/15/2027		34,793	42,679
2.500% due 01/15/2029		30,693	38,698
3.625% due 04/15/2028		3,517	4,938
3.875% due 04/15/2029		28,695	41,923

Total U.S. Treasury Obligations (Cost $902,417)			898,560

MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Investment Trust
2.322% due 02/25/2045		1,168	1,181
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	7,295	10,108
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	12,517
5.919% due 05/10/2045		6,400	6,863
Banc of America Funding Corp.
2.689% due 05/25/2035		1,299	1,338
6.000% due 03/25/2037 ^		8,970	7,631
Banc of America Mortgage Trust
2.719% due 05/25/2033		1,803	1,819
6.500% due 10/25/2031		134	141

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
5.208% due 03/26/2037		$1,205	$1,194
Bear Stearns Adjustable Rate Mortgage Trust
2.344% due 02/25/2033		14	13
2.369% due 02/25/2036		201	203
2.504% due 04/25/2033		260	265
2.564% due 01/25/2035		705	704
2.666% due 11/25/2034		3,798	3,678
2.667% due 02/25/2033		47	45
2.672% due 04/25/2034		1,104	1,109
2.737% due 01/25/2034		634	644
2.745% due 11/25/2030		1	1
2.757% due 07/25/2034		1,337	1,337
3.196% due 11/25/2034		958	970
5.236% due 01/25/2035		389	399
Bear Stearns Alt-A Trust
2.583% due 05/25/2035		3,242	3,182
2.790% due 09/25/2035		1,965	1,730
5.215% due 05/25/2036		4,785	3,770
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		963	1,041
5.700% due 06/11/2050		7,800	8,732
5.703% due 06/11/2050		5,466	5,530
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		4,013	3,359
2.488% due 12/26/2046		2,284	1,604
Chase Mortgage Finance Trust
4.732% due 01/25/2036 ^		5,484	5,240
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035		574	569
2.530% due 05/25/2035		2,028	2,005
5.500% due 12/25/2035		4,322	3,005
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,742
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		4,138	3,651
0.332% due 05/25/2047		2,927	2,548
0.342% due 09/25/2046 ^		38,048	31,310
0.352% due 05/25/2036		11,024	9,074
6.000% due 02/25/2037 ^		14,097	10,946
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		750	696
2.465% due 02/20/2035		4,138	4,118
2.498% due 11/25/2034		2,501	2,367
6.000% due 03/25/2037 ^		4,632	4,242
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,984	6,501
5.383% due 02/15/2040		440	479
Credit Suisse First Boston Mortgage Securities Corp.
4.832% due 06/25/2032		19	19
Deutsche ALT-A Securities, Inc.
0.652% due 02/25/2035		712	653
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	4,428	7,575
First Horizon Alternative Mortgage Securities Trust
2.206% due 08/25/2035		$6,369	5,731
2.237% due 09/25/2035		103	92
First Horizon Mortgage Pass-Through Trust
2.583% due 10/25/2035		6,736	5,992
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.353% due 12/20/2054		2,524	2,509
0.814% due 12/20/2054	GBP	2,546	4,343
Granite Mortgages PLC
0.496% due 09/20/2044	EUR	233	320
0.707% due 01/20/2044		236	324

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.908% due 01/20/2044	GBP	359	$613
0.934% due 09/20/2044		1,854	3,163
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		$1,493	1,475
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	404
5.444% due 03/10/2039		3,400	3,713
GSR Mortgage Loan Trust
2.657% due 09/25/2035		6,509	6,584
5.017% due 11/25/2035		1,806	1,804
HarborView Mortgage Loan Trust
0.345% due 01/19/2038		6,477	5,632
0.375% due 05/19/2035		642	571
0.405% due 01/19/2036		13,450	9,602
0.485% due 01/19/2035		6,596	5,021
0.905% due 10/19/2035		4,802	4,222
2.564% due 07/19/2035		2,566	2,414
2.580% due 12/19/2035		6,160	4,811
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	2,336	3,200
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032		$2	2
IndyMac Mortgage Loan Trust
0.362% due 04/25/2046		7,177	6,002
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		512	513
5.336% due 05/15/2047		6,800	7,383
5.420% due 01/15/2049		19,867	21,717
5.708% due 03/18/2051		9,826	10,547
5.882% due 02/15/2051		1,770	1,963
JPMorgan Mortgage Trust
2.243% due 06/25/2035		890	899
2.607% due 10/25/2036		9,296	7,906
2.952% due 02/25/2035		570	568
3.185% due 08/25/2034		8,102	8,203
5.750% due 01/25/2036 ^		1,080	1,008
MASTR Adjustable Rate Mortgages Trust
0.863% due 01/25/2047 ^		6,074	3,915
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		2,498	2,310
0.402% due 11/25/2035		341	326
1.151% due 10/25/2035		966	927
2.127% due 04/25/2035		9,760	9,377
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,046
Morgan Stanley Capital Trust
5.610% due 04/15/2049		2,468	2,485
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		1,917	2,119
Prime Mortgage Trust
0.552% due 02/25/2019		3	3
0.552% due 02/25/2034		205	194
0.652% due 02/25/2035		8,104	7,650
Residential Accredit Loans, Inc. Trust
0.252% due 05/25/2037		15,758	11,550
0.337% due 08/25/2036		11,516	8,999
3.572% due 12/25/2035		945	793
6.000% due 09/25/2036		2,030	1,623
6.000% due 02/25/2037		43,937	35,505
Residential Asset Securitization Trust
0.602% due 10/25/2035		3,599	3,177
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	4,028
6.000% due 06/25/2037 ^		7,095	6,333
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	233	316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
0.352% due 04/25/2047	$4,122	$3,007
5.040% due 05/25/2036	135	135
5.171% due 07/25/2035 ^	581	515
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035	3,678	3,580
0.815% due 09/19/2032	54	53
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	6	6
2.516% due 02/25/2032	7	7
Suntrust Adjustable Rate Mortgage Loan Trust
2.691% due 02/25/2037 ^	5,645	4,941
Thornburg Mortgage Securities Trust
1.452% due 03/25/2037	2,935	2,743
5.750% due 06/25/2047	25,471	22,685
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020	1,679	1,669
5.509% due 04/15/2047	3,200	3,469
Wachovia Mortgage Loan Trust LLC
2.754% due 05/20/2036 ^	9,979	8,791
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045	662	627
0.472% due 01/25/2045	6,261	6,024
1.323% due 11/25/2042	275	271
1.523% due 08/25/2042	727	702
4.087% due 12/25/2036 ^	775	711
4.689% due 07/25/2037 ^	5,954	5,559
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036	12,688	12,382
2.613% due 03/25/2036	2,955	2,966
2.615% due 12/25/2034	1,560	1,600
2.615% due 01/25/2035	1,988	2,000

Total Mortgage-Backed Securities (Cost $471,135)		509,220

ASSET-BACKED SECURITIES 2.0%
Accredited Mortgage Loan Trust
0.282% due 02/25/2037	5,479	5,244
Amortizing Residential Collateral Trust
0.692% due 06/25/2032	144	133
Bear Stearns Asset-Backed Securities Trust
0.302% due 11/25/2036	20,047	14,586
0.312% due 08/25/2036	2,455	1,971
Countrywide Asset-Backed Certificates
0.282% due 11/25/2037	17,303	17,018
0.300% due 01/25/2037	5,680	5,372
0.552% due 06/25/2036	6,900	4,683
0.952% due 08/25/2047	3,000	2,567
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036	182	102
EMC Mortgage Loan Trust
0.892% due 05/25/2040	220	199
First Franklin Mortgage Loan Trust
0.642% due 09/25/2035	2,800	2,567
Fremont Home Loan Trust
0.212% due 01/25/2037	102	46
Hillmark Funding
0.477% due 05/21/2021	21,833	21,581
HSBC Home Equity Loan Trust
0.443% due 01/20/2034	2,751	2,742
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047	677	657
0.412% due 03/25/2037	2,000	1,516
Lafayette CLO Ltd.
1.630% due 09/06/2022	822	822

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
0.330% due 06/25/2036		$6,227	$4,426
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		156	143
3.152% due 11/25/2032		45	41
MASTR Asset-Backed Securities Trust
0.392% due 03/25/2036		7,515	4,142
0.442% due 12/25/2035		10,000	8,957
Morgan Stanley ABS Capital, Inc. Trust
0.402% due 08/25/2036		20,000	11,030
NovaStar Mortgage Funding Trust
0.392% due 11/25/2036		4,171	1,959
Option One Mortgage Loan Trust Asset-Backed Certificates
0.612% due 11/25/2035		11,500	8,504
Penta CLO S.A.
0.614% due 06/04/2024	EUR	2,324	3,135
Residential Asset Securities Corp. Trust
0.312% due 06/25/2036		$8,425	7,991
0.352% due 02/25/2036		1,741	1,715
0.402% due 04/25/2037		7,900	6,887
0.552% due 02/25/2036		6,800	5,336
0.732% due 05/25/2035		1,397	1,325
Securitized Asset-Backed Receivables LLC Trust
0.282% due 05/25/2037 ^		1,800	1,280
SG Mortgage Securities Trust
0.422% due 02/25/2036		3,200	1,673
SLM Private Education Loan Trust
2.802% due 12/16/2019		1,541	1,570
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	13,482	18,250
Specialty Underwriting & Residential Finance Trust
0.302% due 11/25/2037		$21,500	12,468
Structured Asset Securities Corp. Mortgage Loan Trust
0.322% due 12/25/2036		14,000	11,630
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		36	34
Washington Mutual Asset-Backed Certificates Trust
0.392% due 05/25/2036		14,875	9,838
Wells Fargo Home Equity Asset-Backed Securities Trust
0.742% due 11/25/2035		1,800	1,561

Total Asset-Backed Securities (Cost $191,842)			205,701

SOVEREIGN ISSUES 12.4%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	700	992
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,316
4.125% due 09/15/2017	EUR	2,300	3,367
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	32,000	13,379
0.000% due 07/01/2015		240,000	97,871
0.000% due 01/01/2017		22,000	7,559
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	12,400	17,130
2.250% due 05/15/2016		25,500	35,991
2.750% due 12/01/2015		39,300	55,534
3.000% due 06/15/2015		25,300	35,506
3.000% due 11/01/2015		147,200	208,297
3.750% due 08/01/2015		59,500	84,365
3.750% due 04/15/2016		2,200	3,183
3.750% due 08/01/2016		8,400	12,243
4.500% due 07/15/2015		70,400	100,480
4.750% due 05/01/2017		4,900	7,447

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 06/01/2017	EUR	7,400	$11,261
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		38,200	52,099
0.000% due 12/31/2015		2,800	3,804
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,199
Mexico Government International Bond
9.500% due 12/18/2014	MXN	175,000	13,905
Province of Ontario
1.000% due 07/22/2016		$2,500	2,518
1.600% due 09/21/2016		300	306
1.650% due 09/27/2019		2,800	2,760
3.000% due 07/16/2018		3,700	3,915
3.150% due 06/02/2022	CAD	7,600	7,331
4.000% due 10/07/2019		$700	771
4.000% due 06/02/2021	CAD	21,400	21,913
4.200% due 03/08/2018		1,100	1,124
4.200% due 06/02/2020		12,500	12,952
4.300% due 03/08/2017		900	907
4.400% due 06/02/2019		5,600	5,828
4.400% due 04/14/2020		$600	673
5.500% due 06/02/2018	CAD	2,300	2,458
Province of Quebec
2.750% due 08/25/2021		$17,100	17,285
3.500% due 07/29/2020		3,000	3,214
3.500% due 12/01/2022	CAD	6,300	6,197
4.250% due 12/01/2021		21,200	22,001
4.500% due 12/01/2017		700	718
4.500% due 12/01/2020		2,500	2,632
Spain Government International Bond
3.000% due 04/30/2015	EUR	7,200	10,084
3.150% due 01/31/2016		100,400	143,429
3.250% due 04/30/2016		500	720
3.300% due 07/30/2016		1,300	1,882
3.750% due 10/31/2015		69,500	99,468
4.000% due 07/30/2015		64,800	92,267
4.250% due 10/31/2016		8,700	12,911
4.500% due 01/31/2018		19,100	29,413
5.500% due 07/30/2017		2,100	3,283

Total Sovereign Issues (Cost $1,270,363)			1,278,888

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	$13,650

Total Preferred Securities (Cost $13,075)			13,650

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.8%

CERTIFICATES OF DEPOSIT 1.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.075% due 05/16/2016		$22,500	22,502
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.280% due 06/12/2015		5,100	5,100
Credit Suisse
0.465% due 03/17/2015		6,600	6,600
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		45,200	45,036
Royal Bank of Canada
1.370% due 05/07/2015	CAD	95,200	89,176

			168,414

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co.
0.880% due 07/14/2014		$7,400	7,398
0.900% due 08/05/2014		7,500	7,493

			14,891

REPURCHASE AGREEMENTS (e) 1.6%
			169,404

SHORT-TERM NOTES 1.4%
Federal Home Loan Bank
0.058% due 08/01/2014		54,100	54,097
0.070% due 08/13/2014		39,200	39,197
0.086% due 09/12/2014		33,100	33,098
Freddie Mac
0.080% due 11/21/2014		5,500	5,499
0.090% due 01/08/2015		9,100	9,096

			140,987

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	30,400	$41,230

MEXICO TREASURY BILLS 2.6%
3.008% due 07/24/2014 - 12/24/2014 (b)	MXN	3,458,100	263,395

U.S. TREASURY BILLS 0.0%
0.042% due 10/16/2014 - 12/26/2014 (b)(i)		$1,880	1,880

Total Short-Term Instruments (Cost $798,780)			800,201

Total Investments in Securities (Cost $7,599,149)			7,834,405

		SHARES
INVESTMENTS IN AFFILIATES 31.2%

SHORT-TERM INSTRUMENTS 31.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.2%
PIMCO Short-Term Floating NAV Portfolio		1,717	17
PIMCO Short-Term Floating NAV Portfolio III		321,406,810	3,211,497

Total Short-Term Instruments (Cost $3,211,432)			3,211,514

Total Investments in Affiliates (Cost $3,211,432)			3,211,514

Total Investments 107.2% (Cost $10,810,581)			$11,045,919

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(5,356))			2,623

Other Assets and Liabilities, net (7.2%)			(745,753)

Net Assets 100.0%			$10,302,789

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$35,000	U.S. Treasury Notes 1.625% due 06/30/2019	$(35,704)	$35,000	$35,000
NMO	0.150%	06/30/2014	07/01/2014	56,500	U.S. Treasury Bills 0.047% due 12/11/2014	(49,988)	56,500	56,500
					U.S. Treasury Notes 3.125% due 05/15/2021	(7,692)
RDR	0.140%	06/30/2014	07/01/2014	74,400	U.S. Treasury Notes 1.375% due 07/31/2018	(75,946)	74,400	74,400
SSB	0.000%	06/30/2014	07/01/2014	3,504	Freddie Mac 2.000% due 01/30/2023	(3,577)	3,504	3,504

Total Repurchase Agreements						$(172,907)	$169,404	$169,404

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $123,108 at a weighted average interest rate of (0.037)%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$35,000	$0	$0	$0	$35,000	$(35,704)	$(704)
NMO	56,500	0	0	0	56,500	(57,680)	(1,180)
RDR	74,400	0	0	0	74,400	(75,946)	(1,546)
SSB	3,504	0	0	0	3,504	(3,577)	(73)

Master Securities Forward Transaction Agreement
DEU	0	0	0	0	0	(890)	(890)
FOB	0	0	0	0	0	(330)	(330)
GSC	0	0	0	0	0	(410)	(410)
JPS	0	0	0	0	0	(180)	(180)
MSC	0	0	0	0	0	(1,820)	(1,820)
SAL	0	0	0	0	0	(1,236)	(1,236)

Total Borrowings and Other Financing Transactions	$169,404	$0	$0	$0

(2)

Net Exposure represents the net receivable/ (payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2016	289	$28	$10	$(15)
3-Month Euribor June Futures	Long	06/2016	289	26	15	(10)
3-Month Euribor March Futures	Long	03/2017	289	42	15	(20)
3-Month Euribor September Futures	Long	09/2016	289	25	10	(10)
90-Day Eurodollar December Futures	Long	12/2015	23,536	5,613	1,177	0
90-Day Eurodollar December Futures	Long	12/2016	89	19	4	0
90-Day Eurodollar June Futures	Long	06/2016	1,496	201	75	0
90-Day Eurodollar March Futures	Long	03/2016	11,917	970	745	0
90-Day Eurodollar March Futures	Long	03/2017	89	22	5	0
90-Day Eurodollar September Futures	Long	09/2015	7,708	3,280	289	0
90-Day Eurodollar September Futures	Long	09/2016	3,749	3,360	187	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	17,266	(1,863)	1,214	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	19,445	2,410	1,519	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	1,795	2,812	505	0

Total Futures Contracts				$16,945	$5,770	$(55)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.IG-21 5-Year Index	(1.000%	)	12/20/2018	$10,300	$(223)	$(17)	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$10,300	$223	$8	$0	$(4)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	34,900	700	130	0	(16)

				$923	$138	$0	$(20)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$ 130,400	$(1,112)	$(959)	$38	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	481,000	4,161	356	61	0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016	903,900	1,664	942	215	0
Pay	3-Month USD-LIBOR	1.750%	06/15/2017	740,100	(313)	(333)	137	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	782,900	7,403	12	121	0
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	61,800	(827)	(456)	0	(109)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	51,700	725	(127)	64	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	34,800	(6,334)	2,803	0	(210)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	378,600	40,767	16,037	0	(2,026)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	283,400	(11,188)	(24,773)	0	(1,687)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN 35,100	105	1	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	17,100	(28)	20	1	0

					$35,023	$(6,477)	$637	$(4,032)

Total Swap Agreements					$35,723	$(6,356)	$641	$(4,052)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $110,657 and cash of $14,847 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5,770	$641	$6,411	$0	$(55)	$(4,052)	$(4,107)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	3,371	$	1,531	$5	$0
	07/2014	JPY	9,451,400		92,752	0	(545)
	07/2014	$	1,500	BRL	3,371	26	0
	07/2014		122,771	EUR	90,357	955	0
	05/2015	CAD	93,921	$	85,565	0	(1,789)
	06/2015	EUR	36,855		50,109	0	(447)
	06/2016		104,144		142,587	0	(1,297)

BPS	07/2014	BRL	6,740		3,060	10	0
	07/2014	EUR	33,141		45,052	0	(328)
	07/2014	MXN	73,434		5,626	0	(25)
	07/2014	$	3,000	BRL	6,740	51	0
	07/2014		18,611	MXN	243,484	130	0
	08/2014	EUR	300	$	380	0	(31)
	12/2014	MXN	350,829		26,627	0	(100)
	04/2015	BRL	333		135	0	(5)
	06/2015	EUR	16,570		22,472	0	(258)

BRC	07/2014		68,026		92,738	0	(410)
	07/2014	JPY	548,800		5,382	0	(36)
	07/2014	$	117,050	EUR	86,287	1,102	0
	07/2014		98,468	JPY	10,000,200	246	0
	08/2014	JPY	10,000,200	$	98,490	0	(249)
	08/2014	MXN	25,896		1,988	0	(1)
	09/2014	GBP	26,976		45,279	0	(861)
	12/2014	MXN	226,450		17,282	16	0
	06/2015	EUR	21,007		28,540	0	(276)
	06/2016		19,578		26,921	0	(134)

CBK	07/2014		14,177		19,305	0	(106)
	07/2014	$	1,143	EUR	838	5	0

DUB	07/2014	EUR	683,986	$	931,566	0	(5,016)
	07/2014	$	14,608	EUR	10,773	143	0
	12/2014	MXN	180,823	$	13,752	0	(29)
	06/2016	EUR	10,773		14,750	0	(133)

FBF	07/2014	$	40,994	EUR	30,262	443	0
	04/2015	BRL	15,814	$	6,419	0	(234)
	06/2015	EUR	30,262		41,074	0	(438)
	07/2015	BRL	2,053		843	0	(1)

GLM	08/2014	$	48,418	BRL	108,118	58	0
	08/2014		25,357	MXN	334,018	294	0
	09/2014	MXN	645,881	$	49,313	0	(209)
	09/2014	$	6,211	CAD	6,652	11	0
	10/2014		15,724	MXN	205,074	0	(35)
	07/2015	BRL	117,971	$	48,418	0	(107)

HUS	07/2014	$	29,154	EUR	21,510	300	0
	04/2015	BRL	15,853	$	6,437	0	(232)

JPM	07/2014		30,331		13,771	44	0
	07/2014	EUR	129,697		177,114	0	(481)
	07/2014	$	13,550	BRL	30,331	178	0
	07/2014		760,990	EUR	559,757	5,486	0
	08/2014	BRL	30,331	$	13,427	0	(173)
	08/2014	EUR	559,757		761,081	0	(5,493)
	08/2014	TRY	5,574		2,563	0	(44)
	07/2015	BRL	120,000		49,379	18	0

MSC	07/2014	$	37,506	EUR	27,527	187	0
	08/2014	BRL	108,118	$	48,403	0	(73)
	06/2016	EUR	27,527		37,859	0	(170)

NAB	07/2014	$	109,949	EUR	80,908	838	0
	06/2015	EUR	41,667	$	56,570	0	(587)
	06/2016		59,849		82,177	0	(517)

RBC	09/2014	CAD	101,713		93,564	0	(1,575)
	09/2014	$	18,336	MXN	238,455	0	(59)
	12/2014	MXN	33,004	$	2,512	0	(5)

SOG	12/2014		2,061,493		156,856	0	(330)

UAG	07/2014	BRL	43,791		19,482	0	(337)
	07/2014	$	19,852	BRL	43,791	25	(58)
	07/2014		27,890	EUR	20,608	329	0
	08/2014		5,954	BRL	13,460	80	0

Total Forward Foreign Currency Contracts						$10,980	$(23,234)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	$	83,300	$(214)	$(33)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.560%	09/02/2014		107,700	(194)	(102)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.860%	09/02/2014		107,700	(1,583)	(414)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		113,700	(273)	(45)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	07/28/2014		140,700	(884)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		21,700	(61)	(58)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014		30,700	(126)	(119)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	09/02/2014		21,700	(174)	(17)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		58,700	(221)	(318)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	09/02/2014		58,700	(352)	(22)

RYL	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		44,400	(134)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014		31,300	(126)	(121)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		155,000	(775)	(839)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014		217,000	(3,781)	(269)

								$(8,898)	$(2,374)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$4,900	$(274)	$(199)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(9)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(22)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(10)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(2)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(7)

						$(788)	$(50)

Total Written Options						$(9,960)	$(2,623)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	864	$2,690,000	EUR	203,800	$(11,524)
Sales	550	2,225,200		0	(14,424)
Closing Buys	0	(247,300)		0	1,237
Expirations	(1,139)	(3,273,300)		(117,000)	13,977
Exercised	(275)	(115,700)		(86,800)	774

Balance at End of Period	0	$1,278,900	EUR	0	$(9,960)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	$5,300	$(94)	$131	$37	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	700	(6)	12	6	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	18,800	(349)	500	151	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	700	(11)	16	5	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%	10,800	(143)	194	51	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	7,500	(492)	576	84	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%	18,100	(865)	1,099	234	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	1,200	0	13	13	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	1,700	16	15	31	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	2,200	(4)	49	45	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.140%	9,000	(263)	380	117	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR 16,900	$(238)	$309	$71	$0

BRC	Brazil Government International Bond	1.000%	06/20/2015	0.319%	$ 1,000	(14)	21	7	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	2,300	(20)	39	19	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	1,100	(7)	17	10	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	18,400	(27)	186	159	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	31,000	(781)	1,011	230	0
	China Government International Bond	1.000%	12/20/2016	0.299%	2,300	44	(4)	40	0
	China Government International Bond	1.000%	12/20/2018	0.623%	900	9	6	15	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	30,600	455	15	470	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	7,500	(49)	80	31	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	2,900	(65)	85	20	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	14,200	101	154	255	0

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%	1,000	(16)	24	8	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	51,100	(156)	599	443	0
	China Government International Bond	1.000%	12/20/2018	0.623%	2,600	24	19	43	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.181%	11,000	111	(87)	24	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%	6,900	(251)	340	89	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	2,600	(60)	77	17	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	1,200	(18)	31	13	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	800	(1)	17	16	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	1,900	14	20	34	0

DUB	Bank of America Corp.	1.000%	09/20/2014	0.155%	4,000	31	(22)	9	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	20,700	363	(10)	353	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%	23,900	544	13	557	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%	6,600	(70)	117	47	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	8,100	(20)	90	70	0
	China Government International Bond	1.000%	12/20/2016	0.299%	2,000	39	(4)	35	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%	800	(34)	41	7	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	4,300	53	(10)	43	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%	1,100	(26)	35	9	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.871%	5,300	(156)	178	22	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,800	(20)	32	12	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	15,800	(116)	340	224	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	40,900	99	549	648	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	200	1	2	3	0

FBF	Brazil Government International Bond	1.000%	06/20/2015	0.319%	8,200	(209)	267	58	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	5,500	(69)	115	46	0
	China Government International Bond	1.000%	03/20/2015	0.123%	700	3	1	4	0
	Vodafone Group PLC	1.000%	03/20/2016	0.179%	3,900	56	1	57	0

GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	2,600	(46)	64	18	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%	900	(12)	18	6	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,800	(13)	24	11	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	2,800	68	(31)	37	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%	500	(5)	15	10	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	3,200	(9)	74	65	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%	3,300	(33)	60	27	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	25,400	(37)	257	220	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	9,700	(52)	93	41	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	1,000	6	12	18	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	300	3	3	6	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%	2,400	(53)	106	53	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	1,500	(4)	34	30	0

JPM	Brazil Government International Bond	1.000%	06/20/2015	0.319%	10,900	(120)	196	76	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	3,300	(34)	61	27	0
	Brazil Government International Bond	1.000%	09/20/2016	0.618%	5,300	(31)	78	47	0
	Mexico Government International Bond	0.920%	03/20/2016	0.200%	1,200	0	18	18	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	700	4	8	12	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	1,600	22	8	30	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	4,500	(10)	102	92	0

MYC	Brazil Government International Bond	1.000%	06/20/2015	0.319%	1,500	(15)	25	10	0
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR 33,800	(1,570)	679	0	(891)
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	$ 5,300	(79)	121	42	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%	1,900	7	13	20	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	7,100	(33)	157	124	0

RYL	China Government International Bond	1.000%	09/20/2016	0.258%	400	3	4	7	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	5,400	(63)	121	58	0

SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	7,900	34	25	59	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	$ 2,600	$(47)	$65	$18	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	700	(7)	12	5	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	2,400	(38)	57	19	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.871%	3,200	(99)	112	13	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	600	(8)	15	7	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.061%	EUR 26,600	(398)	486	88	0

						$(5,356)	$10,771	$6,306	$(891)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$6,100	$(265)	$174	$0	$(91)

BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	33,800	4,264	(3,509)	755	0

DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	2,600	259	(236)	23	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	18,400	2,222	(1,811)	411	0

FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	137	(114)	23	0

GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(41)	9	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	28	28	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	3,031	(80)	63	0	(17)

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	37,700	4,099	(3,257)	842	0

JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,000	345	(278)	67	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	4,051	0	62	62	0

MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	11,000	1,288	(1,042)	246	0

					$12,319	$(9,961)	$2,466	$(108)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	5,400	$4	$(109)	$0	$(105)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		6,000	0	(24)	0	(24)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	46,000	(12)	154	142	0

BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		7,400	(10)	3	0	(7)

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		29,500	15	71	86	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		18,300	(11)	43	32	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		932,000	(264)	3,008	2,744	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		149,000	(108)	241	133	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		23,100	(15)	64	49	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		17,800	(4)	54	50	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,000	(26)	6	0	(20)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		83,000	(7)	(10)	0	(17)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		6,500	(19)	13	0	(6)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		14,900	(26)	35	9	0

DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	2,000	1	(8)	0	(7)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	44,000	(18)	153	135	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		14,800	(25)	13	0	(12)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	6,600	$0	$(134)	$0	$(134)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		2,100	1	(9)	0	(8)
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018	MXN	124,600	(95)	207	112	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		41,700	(26)	114	88	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		58,600	(12)	178	166	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(13)	155	142	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		10,000	(23)	8	0	(15)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		15,600	(39)	26	0	(13)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		464,500	176	1,177	1,353	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		54,900	(35)	132	97	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		50,000	(34)	181	147	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		303,000	(483)	904	421	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		19,500	(1)	57	56	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		161,500	(339)	95	0	(244)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		18,700	(31)	16	0	(15)
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		311,200	(5)	994	989	0

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		18,500	(7)	46	39	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		9,200	(1)	27	26	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(16)	152	136	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		21,200	(89)	101	12	0

MYC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	0	0	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	30,400	6	83	89	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		105,000	(58)	367	309	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		196,000	(318)	590	272	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		27,600	(16)	74	58	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		51,400	(11)	156	145	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		28,000	7	98	105	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		197,100	(354)	57	0	(297)

SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		92,000	(16)	298	282	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,300	3	(75)	0	(72)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	49,000	(5)	0	0	(5)

							$(2,359)	$9,782	$8,424	$(1,001)

Total Swap Agreements							$4,604	$10,592	$17,196	$(2,000)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $5,677 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$986	$0	$916	$1,902	$(4,078)	$(199)	$(220)	$(4,497)	$(2,595)	$2,295	$(300)
BPS	191	0	71	262	(747)	0	(7)	(754)	(492)	0	(492)
BRC	1,364	0	5,114	6,478	(1,967)	0	(43)	(2,010)	4,468	(4,770)	(302)
CBK	5	0	687	692	(106)	(41)	0	(147)	545	(830)	(285)
DUB	143	0	2,608	2,751	(5,178)	(9)	(19)	(5,206)	(2,455)	(1,200)	(3,655)
FBF	443	0	188	631	(673)	0	0	(673)	(42)	0	(42)
GLM	363	0	508	871	(351)	0	(170)	(521)	350	(460)	(110)
GST	0	0	184	184	0	0	(17)	(17)	167	(260)	(93)
HUS	300	0	4,300	4,600	(232)	0	(259)	(491)	4,109	(4,070)	39
JPM	5,726	0	644	6,370	(6,191)	(549)	0	(6,740)	(370)	(250)	(620)
MSC	187	0	0	187	(243)	0	0	(243)	(56)	0	(56)
MYC	0	0	1,420	1,420	0	(239)	(1,188)	(1,427)	(7)	(1,880)	(1,887)
NAB	838	0	0	838	(1,104)	0	0	(1,104)	(266)	0	(266)
NGF	0	0	0	0	0	(340)	0	(340)	(340)	72	(268)
RBC	0	0	0	0	(1,639)	0	0	(1,639)	(1,639)	1,590	(49)
RYL	0	0	65	65	0	(1,246)	0	(1,246)	(1,181)	(497)	(1,678)
SOG	0	0	341	341	(330)	0	0	(330)	11	(260)	(249)
UAG	434	0	150	584	(395)	0	(77)	(472)	112	0	112

Total Over the Counter	$10,980	$0	$17,196	$28,176	$(23,234)	$(2,623)	$(2,000)	$(27,857)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,770	$5,770
Swap Agreements	0	4	0	0	637	641

	$0	$4	$0	$0	$6,407	$6,411

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,980	$0	$10,980
Swap Agreements	0	8,772	0	0	8,424	17,196

	$0	$8,772	$0	$10,980	$8,424	$28,176

	$0	$8,776	$0	$10,980	$14,831	$34,587

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55	$55
Swap Agreements	0	20	0	0	4,032	4,052

	$0	$20	$0	$0	$4,087	$4,107

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,234	$0	$23,234
Written Options	0	0	0	199	2,424	2,623
Swap Agreements	0	999	0	0	1,001	2,000

	$0	$999	$0	$23,433	$3,425	$27,857

	$0	$1,019	$0	$23,433	$7,512	$31,964

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$548	$548
Futures	0	0	0	0	36,560	36,560
Swap Agreements	0	218	0	0	(11,397)	(11,179)

	$0	$218	$0	$0	$25,711	$25,929

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,945)	$0	$(2,945)
Written Options	0	173	0	0	12,830	13,003
Swap Agreements	0	5,229	0	0	2,181	7,410

	$0	$5,402	$0	$(2,945)	$15,011	$17,468

	$0	$5,620	$0	$(2,945)	$40,722	$43,397

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$128	$128
Futures	0	0	0	0	45,305	45,305
Swap Agreements	0	121	0	0	(71,403)	(71,282)

	$0	$121	$0	$0	$(25,970)	$(25,849)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,406)	$0	$(2,406)
Written Options	0	(27)	0	75	1,846	1,894
Swap Agreements	0	3,152	0	0	9,764	12,916

	$0	$3,125	$0	$(2,331)	$11,610	$12,404

	$0	$3,246	$0	$(2,331)	$(14,360)	$(13,445)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,302	$0	$20,302
Corporate Bonds & Notes
Banking & Finance	0	1,443,170	67,065	1,510,235
Industrials	0	166,015	6,457	172,472
Utilities	0	141,356	0	141,356
Municipal Bonds & Notes
California	0	253,019	0	253,019
Illinois	0	2,759	0	2,759
Iowa	0	653	0	653
Mississippi	0	2,832	0	2,832
Nebraska	0	7,367	0	7,367
Nevada	0	5,654	0	5,654
New Jersey	0	41,949	0	41,949
New York	0	14,391	0	14,391
Ohio	0	46,914	0	46,914
Texas	0	26,117	0	26,117
Washington	0	20,374	0	20,374
Wisconsin	0	3,604	0	3,604
U.S. Government Agencies	0	1,858,187	0	1,858,187
U.S. Treasury Obligations	0	898,560	0	898,560
Mortgage-Backed Securities	0	509,220	0	509,220
Asset-Backed Securities	0	205,701	0	205,701
Sovereign Issues	0	1,278,888	0	1,278,888
Preferred Securities
Banking & Finance	13,650	0	0	13,650
Short-Term Instruments
Certificates of Deposit	0	168,414	0	168,414
Commercial Paper	0	14,891	0	14,891
Repurchase Agreements	0	169,404	0	169,404

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Notes	$0	$140,987	$0	$140,987
Greece Treasury Bills	0	41,230	0	41,230
Mexico Treasury Bills	0	263,395	0	263,395
U.S. Treasury Bills	0	1,880	0	1,880
	$13,650	$7,747,233	$73,522	$7,834,405

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,211,514	0	0	3,211,514

Total Investments	$3,225,164	$7,747,233	$73,522	$11,045,919

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,770	641	0	6,411
Over the counter	0	28,176	0	28,176
	$5,770	$28,817	$0	$34,587

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(4,052)	0	(4,107)
Over the counter	0	(27,807)	(50)	(27,857)
	$(55)	$(31,859)	$(50)	$(31,964)

Totals	$3,230,879	$7,744,191	$73,472	$11,048,542

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

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Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

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significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

28	PIMCO VARIABLE INSURANCE TRUST

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value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage

Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO.

30	PIMCO VARIABLE INSURANCE TRUST

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The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$17	$0	$0	$0	$0	$17	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$412,223	$4,681,230	$(1,882,299)	$11	$332	$3,211,497	$2,430	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in

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Notes to Financial Statements (Cont.)

interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the

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proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the

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Notes to Financial Statements (Cont.)

Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. Treasury obligation involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. Treasury obligation to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of

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Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency

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Notes to Financial Statements (Cont.)

being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio.

The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

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Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$302,576	$138,973

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$12,184,064	$16,959,577	$1,749,632	$854,081

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,528	$16,973	4,809	$54,787
Administrative Class	36,762	409,215	104,111	1,180,306
Advisor Class	17,875	198,785	61,815	701,151
Issued as reinvestment of distributions
Institutional Class	213	2,372	1,073	12,090
Administrative Class	5,385	60,087	22,323	250,661
Advisor Class	1,513	16,891	5,632	63,114
Cost of shares redeemed
Institutional Class	(2,849)	(31,654)	(22,315)	(246,293)
Administrative Class	(68,362)	(759,979)	(176,233)	(1,984,315)
Advisor Class	(8,952)	(99,515)	(24,664)	(277,921)
Net increase (decrease) resulting from Portfolio share transactions	(16,887)	$(186,825)	(23,449)	$(246,420)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 28% of the Portfolio. One shareholder is a related party to the portfolio and comprises 12% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$10,811,601	$259,924	$(25,606)	$234,318

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	39

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NMO	National Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Dain Rausher, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BABs	Build America Bonds	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT69SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Total Return Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	36.3%
U.S. Government Agencies	16.8%
Corporate Bonds & Notes	16.5%
Sovereign Issues	11.6%
U.S. Treasury Obligations	8.2%
Other	10.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO Total Return Portfolio Advisor Class	3.12%	4.06%	5.65%	6.20%
Barclays U.S. Aggregate Index±	3.93%	4.37%	4.85%	5.08%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,031.20	$1,021.08
Expenses Paid During Period†	$3.78	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to the long end of the U.S. Treasury yield curve detracted from performance as longer-dated yields fell more than shorter-dated maturities during the reporting period.

»	An out-of-benchmark exposure to non-U.S. interest rates in Italy, Spain, and Mexico added to returns as yields in these countries fell during the reporting period.

»	Municipal bond exposure, particularly to Build America Bonds, added to performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight to investment grade credit detracted from performance as the investment grade credit sector outperformed liked-duration U.S. Treasuries during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	A short position on the Japanese yen detracted from performance as the Japanese yen appreciated during the reporting period.

»	An underweight to Agency mortgage-backed securities (“MBS”) detracted from returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Tactical allocations to non-Agency MBS added to returns as prices on these securities generally rose during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.98		$11.55	$11.02	$11.08	$10.82	$10.31
Net investment income (a)	0.08		0.16	0.23	0.25	0.23	0.46
Net realized/unrealized gain (loss)	0.26		(0.39)	0.80	0.13	0.63	0.95
Total income (loss) from investment operations	0.34		(0.23)	1.03	0.38	0.86	1.41
Dividends from net investment income	(0.08)		(0.24)	(0.28)	(0.28)	(0.26)	(0.56)
Distributions from net realized capital gains	0.00		(0.10)	(0.22)	(0.16)	(0.34)	(0.34)
Total distributions	(0.08)		(0.34)	(0.50)	(0.44)	(0.60)	(0.90)
Net asset value end of year or period	$11.24		$10.98	$11.55	$11.02	$11.08	$10.82
Total return	3.12%		(2.06)%	9.49%	3.50%	8.00%	13.92%
Net assets end of year or period (000s)	$2,383,717		$2,213,692	$1,834,684	$1,091,459	$565,521	$205,452
Ratio of expenses to average net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.84%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	1.39	%*	1.44%	2.02%	2.25%	2.00%	4.29%
Portfolio turnover rate	155	%**	305%**	495%**	424%**	484%**	381%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$7,834,405
Investments in Affiliates	3,211,514
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,411
Over the counter	28,176
Cash	1,983
Deposits with counterparty	14,847
Foreign currency, at value	2,996
Receivable for investments sold	373,547
Receivable for Portfolio shares sold	23,914
Interest and dividends receivable	48,565
Dividends receivable from Affiliates	673
11,547,031

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$4,107
Over the counter	27,857
Payable for investments purchased	1,174,161
Payable for investments in Affiliates purchased	673
Deposits from counterparty	23,107
Payable for Portfolio shares redeemed	8,890
Accrued investment advisory fees	2,035
Accrued supervisory and administrative fees	2,035
Accrued distribution fees	469
Accrued servicing fees	908
1,244,242

Net Assets	$10,302,789

Net Assets Consist of:
Paid in capital	$9,892,073
Undistributed net investment income	189,113
Accumulated net realized (loss)	(30,518)
Net unrealized appreciation	252,121
$10,302,789

Net Assets:
Institutional Class	$272,882
Administrative Class	7,646,190
Advisor Class	2,383,717

Shares Issued and Outstanding:
Institutional Class	24,283
Administrative Class	680,410
Advisor Class	212,119

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.24
Administrative Class	11.24
Advisor Class	11.24

Cost of Investments in Securities	$7,599,149
Cost of Investments in Affiliates	$3,211,432
Cost of Foreign Currency Held	$2,977
Cost or Premiums of Financial Derivative Instruments, net	$(5,356)

* Includes repurchase agreements of:	$169,404

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$105,565
Dividends	664
Dividends from Investments in Affiliates	2,430
Total Income	108,659

Expenses:
Investment advisory fees	12,641
Supervisory and administrative fees	12,641
Servicing fees - Administrative Class	5,678
Distribution and/or servicing fees - Advisor Class	2,835
Trustee fees	42
Interest expense	10
Total Expenses	33,847

Net Investment Income	74,812

Net Realized Gain:
Investments in securities	50,488
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	25,929
Over the counter financial derivative instruments	17,468
Foreign currency	2,125
Net Realized Gain	96,021

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	162,409
Investments in Affiliates	332
Exchange-traded or centrally cleared financial derivative instruments	(25,849)
Over the counter financial derivative instruments	12,404
Foreign currency assets and liabilities	423
Net Change in Unrealized Appreciation	149,719
Net Gain	245,740

Net Increase in Net Assets Resulting from Operations	$320,552

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$74,812	$166,268
Net realized gain (loss)	96,021	(57,171)
Net change in unrealized appreciation (depreciation)	149,719	(339,819)
Net increase (decrease) resulting from operations	320,552	(230,722)

Distributions to Shareholders:
From net investment income
Institutional Class	(2,372)	(9,647)
Administrative Class	(60,087)	(183,002)
Advisor Class	(16,891)	(43,821)
From net realized capital gains
Institutional Class	0	(2,443)
Administrative Class	0	(67,659)
Advisor Class	0	(19,294)

Total Distributions	(79,350)	(325,866)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(186,825)	(246,420)

Total Increase (Decrease) in Net Assets	54,377	(803,008)

Net Assets:
Beginning of period	10,248,412	11,051,420
End of period*	$10,302,789	$10,248,412

* Including undistributed net investment income of:	$189,113	$193,651

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.0%

BANK LOAN OBLIGATIONS 0.2%
Biomet, Inc.
3.150% due 03/25/2015	$249	$250
Chrysler Group LLC
3.500% due 05/24/2017	19,949	20,052

Total Bank Loan Obligations (Cost $20,246)		20,302

CORPORATE BONDS & NOTES 17.7%

BANKING & FINANCE 14.6%
AIG Life Holdings, Inc.
8.125% due 03/15/2046	3,200	4,446
Ally Financial, Inc.
2.750% due 01/30/2017	43,600	44,199
4.625% due 06/26/2015	6,200	6,409
5.500% due 02/15/2017	12,200	13,245
6.750% due 12/01/2014	36,700	37,570
8.300% due 02/12/2015	46,100	48,117
American Express Bank FSB
6.000% due 09/13/2017	3,600	4,116
American Express Centurion Bank
6.000% due 09/13/2017	3,900	4,470
American International Group, Inc.
5.050% due 10/01/2015	12,500	13,181
5.450% due 05/18/2017	1,100	1,228
5.600% due 10/18/2016	6,100	6,709
6.250% due 03/15/2087	2,100	2,360
8.175% due 05/15/2068	3,000	4,148
8.250% due 08/15/2018	5,350	6,652
Banco do Brasil S.A.
2.899% due 07/02/2014	7,600	7,600
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,800	1,882
4.500% due 04/06/2015	13,100	13,428
Bank of America Corp.
0.554% due 08/15/2016	2,800	2,777
1.500% due 10/09/2015	5,500	5,552
5.750% due 12/01/2017	10,000	11,300
6.500% due 08/01/2016	32,700	36,259
6.875% due 04/25/2018	16,200	19,088
Bank of America N.A.
6.000% due 10/15/2036	1,700	2,066
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	2,100	2,329
Bank of Montreal
2.850% due 06/09/2015	7,200	7,372
Bank of Nova Scotia
1.950% due 01/30/2017	500	513
Barclays Bank PLC
10.179% due 06/12/2021	1,900	2,639
BBVA Bancomer S.A.
4.500% due 03/10/2016	3,200	3,384
6.500% due 03/10/2021	6,400	7,248
7.250% due 04/22/2020	6,400	7,320
Bear Stearns Cos. LLC
6.400% due 10/02/2017	25,100	28,956
7.250% due 02/01/2018	11,200	13,338
Blackstone CQP HoldCo LP
2.324% due 03/18/2019	4,100	4,141
BNP Paribas S.A.
0.533% due 11/07/2015	46,800	46,803
CIT Group, Inc.
4.750% due 02/15/2015	2,200	2,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
0.501% due 06/09/2016		$13,100	$12,987
0.745% due 05/01/2017		65,200	65,191
4.587% due 12/15/2015		41,900	44,182
4.875% due 05/07/2015		6,100	6,317
5.000% due 09/15/2014		18,500	18,665
5.500% due 10/15/2014		2,399	2,434
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		50,600	50,573
0.558% due 04/28/2017		18,300	18,342
6.875% due 03/19/2020	EUR	7,600	12,564
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		$31,000	31,006
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	800	1,163
8.375% due 10/13/2019 (d)		$1,500	1,779
Export-Import Bank of India
2.384% due 03/30/2016		5,000	5,048
Export-Import Bank of Korea
4.000% due 01/29/2021		5,100	5,433
4.125% due 09/09/2015		12,000	12,480
5.125% due 06/29/2020		2,100	2,385
5.875% due 01/14/2015		29,900	30,729
Fifth Third Bancorp
0.651% due 12/20/2016		3,000	2,981
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		9,220	9,341
3.984% due 06/15/2016		1,400	1,480
6.625% due 08/15/2017		8,900	10,251
7.000% due 04/15/2015		7,500	7,877
8.000% due 12/15/2016		500	581
8.700% due 10/01/2014		3,600	3,675
General Electric Capital Corp.
3.800% due 06/18/2019		6,900	7,337
6.375% due 11/15/2067		9,600	10,728
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	4,068
GSPA Monetization Trust
6.422% due 10/09/2029		15,890	16,492
HBOS PLC
0.930% due 09/06/2017		7,700	7,673
1.110% due 09/01/2016	EUR	200	273
ING Bank NV
0.574% due 01/04/2016		$79,600	79,606
International Lease Finance Corp.
4.875% due 04/01/2015		7,300	7,496
5.750% due 05/15/2016		2,300	2,468
6.750% due 09/01/2016		9,100	10,112
8.625% due 09/15/2015		6,700	7,269
8.750% due 03/15/2017		800	932
JPMorgan Chase & Co.
0.744% due 02/15/2017		75,600	75,924
3.700% due 01/20/2015		1,100	1,120
4.750% due 03/01/2015		18,900	19,446
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,512
KBC Bank NV
8.000% due 01/25/2023		1,000	1,144
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,417
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,511
LBG Capital PLC
8.000% due 06/15/2020 (d)		2,400	2,663
8.500% due 12/17/2021 (d)		1,100	1,217
15.000% due 12/21/2019	GBP	8,200	20,419

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$32,400	$47,304
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		2,200	2,346
7.625% due 06/27/2023 (d)	GBP	5,400	9,865
Macquarie Group Ltd.
7.300% due 08/01/2014		$22,075	22,190
Metropolitan Life Global Funding
0.356% due 06/23/2016 (a)		10,600	10,601
Morgan Stanley
0.706% due 10/15/2015		700	702
6.000% due 04/28/2015		47,724	49,952
National Australia Bank Ltd.
0.515% due 06/30/2017 (a)		57,700	57,786
National Bank of Canada
2.200% due 10/19/2016		2,500	2,583
Nationwide Building Society
6.250% due 02/25/2020		3,600	4,255
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,098
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		21,900	25,623
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	533
5.499% due 07/07/2015		13,100	13,618
SLM Corp.
5.000% due 04/15/2015		5,000	5,150
5.050% due 11/14/2014		16,746	17,018
6.000% due 01/25/2017		4,200	4,578
6.250% due 01/25/2016		24,450	26,070
8.450% due 06/15/2018		13,600	16,107
Springleaf Finance Corp.
6.900% due 12/15/2017		64,200	71,422
State Bank of India
4.500% due 07/27/2015		6,000	6,187
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		6,000	6,368
Stone Street Trust
5.902% due 12/15/2015		9,500	10,121
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		3,100	3,077
Wells Fargo Capital
5.950% due 12/01/2086		15,900	16,297

			1,510,235

INDUSTRIALS 1.7%
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,011
2.300% due 06/15/2016		7,700	7,921
Apple, Inc.
2.850% due 05/06/2021		5,400	5,453
3.450% due 05/06/2024		7,100	7,190
BAT International Finance PLC
1.400% due 06/05/2015		1,600	1,614
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,836
Con-way, Inc.
7.250% due 01/15/2018		2,600	3,034
CSN Islands Corp.
6.875% due 09/21/2019		2,600	2,769
CSN Resources S.A.
6.500% due 07/21/2020		6,800	7,072
Daimler Finance North America LLC
1.300% due 07/31/2015		11,500	11,596
DISH DBS Corp.
7.750% due 05/31/2015		1,900	2,018

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gerdau Holdings, Inc.
7.000% due 01/20/2020		$1,300	$1,476
Gerdau Trade, Inc.
5.750% due 01/30/2021		4,200	4,504
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,608
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	36,000	46,988
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		$3,600	3,770
Noble Group Ltd.
4.875% due 08/05/2015		700	727
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		5,765	6,457
Petrobras International Finance Co.
7.875% due 03/15/2019		40,500	47,419
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,808
Rohm & Haas Co.
6.000% due 09/15/2017		1,062	1,201

			172,472

UTILITIES 1.4%
Entergy Corp.
3.625% due 09/15/2015		12,200	12,591
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,408
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,341
7.750% due 10/17/2016		3,405	3,843
7.750% due 01/20/2020		3,100	3,642
8.000% due 08/07/2019		5,100	6,043
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	2,108
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		12,863	13,924
Petrobras Global Finance BV
2.366% due 01/15/2019		2,400	2,394
Qtel International Finance Ltd.
3.375% due 10/14/2016		11,300	11,877
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	892
6.750% due 09/30/2019		2,000	2,422
Rosneft Finance S.A.
6.625% due 03/20/2017		1,000	1,100
7.875% due 03/13/2018		3,000	3,439
Verizon Communications, Inc.
1.981% due 09/14/2018		45,400	47,948
2.500% due 09/15/2016		5,500	5,672
3.650% due 09/14/2018		14,700	15,712

			141,356

Total Corporate Bonds & Notes (Cost $1,734,131)			1,824,063

MUNICIPAL BONDS & NOTES 4.1%

CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,200	2,873
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		2,700	3,828
7.043% due 04/01/2050		8,600	12,170
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,200	2,777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$17,900	$25,499
7.550% due 04/01/2039	2,000	3,009
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	8,775
7.625% due 03/01/2040	18,600	27,458
7.700% due 11/01/2030	100	123
7.950% due 03/01/2036	29,300	35,746
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	10,529
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,022
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,816
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,516
7.618% due 08/01/2040	15,400	20,458
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,857
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,381
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,475
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	451
7.021% due 08/01/2040	700	792
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	16,479
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	36,839
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	516
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	9,500	11,479
6.548% due 05/15/2048	4,700	6,151

		253,019

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,759

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	655	653

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,832

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	$6,500	$7,367

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,654

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	15,256
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	18,500	26,693

		41,949

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	6,100	7,252
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,400	1,798
6.282% due 06/15/2042	2,100	2,357
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,984

		14,391

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	43,829
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,085

		46,914

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	20,700	26,117

		26,117

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	20,000	20,374

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,604

Total Municipal Bonds & Notes (Cost $367,968)		425,633

U.S. GOVERNMENT AGENCIES 18.0%
Fannie Mae
0.212% due 12/25/2036 - 07/25/2037	2,643	2,585
0.402% due 05/25/2037	435	434

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.462% due 04/25/2037	$2,089	$2,086
0.500% due 03/25/2044	1,584	1,578
0.562% due 09/25/2035	941	944
0.602% due 09/25/2035	5,476	5,489
0.852% due 10/25/2037	1,297	1,312
0.875% due 08/28/2017 - 05/21/2018	44,600	44,120
1.052% due 07/25/2039	726	740
1.125% due 04/27/2017 (g)	19,100	19,199
1.250% due 01/30/2017	3,200	3,240
1.324% due 06/01/2043 - 07/01/2044	1,886	1,938
1.524% due 09/01/2040	6	6
1.700% due 04/01/2035	3,317	3,471
1.875% due 09/18/2018	2,100	2,134
2.097% due 08/01/2035	909	970
2.269% due 05/25/2035	315	325
2.293% due 01/01/2025	9	9
2.310% due 08/01/2022	4,700	4,608
2.334% due 09/01/2039	24	24
2.340% due 11/01/2025	1	1
2.475% due 04/01/2019	14,757	15,231
2.670% due 08/01/2022	776	780
2.870% due 09/01/2027	6,700	6,343
3.000% due 09/01/2020 - 07/01/2029	91,636	95,230
3.330% due 11/01/2021	1,338	1,416
3.500% due 07/01/2029 - 07/01/2043	53,000	56,158
3.807% due 10/01/2032	445	457
3.869% due 11/01/2035	87	91
4.000% due 01/01/2026 - 07/01/2044	10,457	11,129
4.376% due 12/01/2036	747	796
4.500% due 08/01/2018 - 07/01/2044	396,777	430,021
4.500% due 08/01/2044 (a)	33,000	35,646
4.501% due 07/01/2019	29,074	32,406
4.508% due 09/01/2034	495	529
4.988% due 09/01/2035	228	246
5.000% due 05/11/2017 (g)	1,600	1,786
5.000% due 01/01/2023 - 07/01/2044	75,466	83,846
5.000% due 08/01/2044 (a)	48,000	53,147
5.193% due 08/01/2035	383	412
5.375% due 06/12/2017 (g)	8,100	9,153
5.500% due 09/01/2017 - 08/01/2044	204,905	229,234
6.000% due 09/01/2016 - 07/01/2044	166,616	187,714
6.500% due 11/01/2034	65	74
7.000% due 04/25/2023 - 06/01/2032	786	901
Freddie Mac
0.302% due 07/15/2019	994	995
0.452% due 05/15/2036	1,942	1,938
0.602% due 11/15/2030	9	9
0.652% due 09/15/2030	8	8
0.852% due 08/15/2037	15,516	15,764
0.872% due 05/15/2037	460	465
0.875% due 03/07/2018	3,300	3,254
1.000% due 03/08/2017 - 06/29/2017 (g)	118,600	119,144
1.000% due 07/28/2017 - 09/29/2017	61,300	61,398
1.250% due 05/12/2017 - 10/02/2019	43,900	43,103
1.319% due 02/25/2045	303	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 05/30/2019		$1,800	$1,808
2.482% due 07/01/2027 - 01/01/2028		1	2
2.533% due 07/01/2030		1	1
3.750% due 03/27/2019		2,000	2,199
4.000% due 04/01/2029 - 07/01/2044		104,653	110,952
4.500% due 03/01/2029 - 08/01/2044		118,490	128,197
5.500% due 08/23/2017 - 10/01/2038		7,169	8,040
6.000% due 07/01/2016 - 07/01/2044		10,062	11,316
6.500% due 06/01/2016 - 10/01/2037		124	137
7.000% due 06/15/2023		376	420
7.500% due 07/15/2030 - 03/01/2032		87	101
8.500% due 08/01/2024		4	5
Ginnie Mae
0.752% due 02/16/2030		80	81
1.625% due 04/20/2026 - 02/20/2032		292	302
2.000% due 07/20/2030		4	4
6.000% due 12/15/2038 - 11/15/2039		90	101
7.000% due 11/20/2029		39	40
Small Business Administration
5.130% due 09/01/2023		18	20
6.290% due 01/01/2021		31	33
7.500% due 04/01/2017		77	81

Total U.S. Government Agencies (Cost $1,829,192)			1,858,187

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		154,689	155,735
0.125% due 07/15/2022		93,700	94,322
0.125% due 01/15/2023		40,257	40,115
0.375% due 07/15/2023		37,484	38,202
0.625% due 07/15/2021		36,737	38,700
1.125% due 01/15/2021		12,245	13,266
1.250% due 07/15/2020 (g)(i)		26,521	29,073
1.750% due 01/15/2028		70,719	81,382
2.000% due 01/15/2026		57,805	68,077
2.375% due 01/15/2025 (i)		174,549	211,450
2.375% due 01/15/2027		34,793	42,679
2.500% due 01/15/2029		30,693	38,698
3.625% due 04/15/2028		3,517	4,938
3.875% due 04/15/2029		28,695	41,923

Total U.S. Treasury Obligations (Cost $902,417)			898,560

MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Investment Trust
2.322% due 02/25/2045		1,168	1,181
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	7,295	10,108
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	12,517
5.919% due 05/10/2045		6,400	6,863
Banc of America Funding Corp.
2.689% due 05/25/2035		1,299	1,338
6.000% due 03/25/2037 ^		8,970	7,631
Banc of America Mortgage Trust
2.719% due 05/25/2033		1,803	1,819
6.500% due 10/25/2031		134	141

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
5.208% due 03/26/2037		$1,205	$1,194
Bear Stearns Adjustable Rate Mortgage Trust
2.344% due 02/25/2033		14	13
2.369% due 02/25/2036		201	203
2.504% due 04/25/2033		260	265
2.564% due 01/25/2035		705	704
2.666% due 11/25/2034		3,798	3,678
2.667% due 02/25/2033		47	45
2.672% due 04/25/2034		1,104	1,109
2.737% due 01/25/2034		634	644
2.745% due 11/25/2030		1	1
2.757% due 07/25/2034		1,337	1,337
3.196% due 11/25/2034		958	970
5.236% due 01/25/2035		389	399
Bear Stearns Alt-A Trust
2.583% due 05/25/2035		3,242	3,182
2.790% due 09/25/2035		1,965	1,730
5.215% due 05/25/2036		4,785	3,770
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		963	1,041
5.700% due 06/11/2050		7,800	8,732
5.703% due 06/11/2050		5,466	5,530
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		4,013	3,359
2.488% due 12/26/2046		2,284	1,604
Chase Mortgage Finance Trust
4.732% due 01/25/2036 ^		5,484	5,240
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035		574	569
2.530% due 05/25/2035		2,028	2,005
5.500% due 12/25/2035		4,322	3,005
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,742
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		4,138	3,651
0.332% due 05/25/2047		2,927	2,548
0.342% due 09/25/2046 ^		38,048	31,310
0.352% due 05/25/2036		11,024	9,074
6.000% due 02/25/2037 ^		14,097	10,946
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		750	696
2.465% due 02/20/2035		4,138	4,118
2.498% due 11/25/2034		2,501	2,367
6.000% due 03/25/2037 ^		4,632	4,242
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,984	6,501
5.383% due 02/15/2040		440	479
Credit Suisse First Boston Mortgage Securities Corp.
4.832% due 06/25/2032		19	19
Deutsche ALT-A Securities, Inc.
0.652% due 02/25/2035		712	653
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	4,428	7,575
First Horizon Alternative Mortgage Securities Trust
2.206% due 08/25/2035		$6,369	5,731
2.237% due 09/25/2035		103	92
First Horizon Mortgage Pass-Through Trust
2.583% due 10/25/2035		6,736	5,992
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.353% due 12/20/2054		2,524	2,509
0.814% due 12/20/2054	GBP	2,546	4,343
Granite Mortgages PLC
0.496% due 09/20/2044	EUR	233	320
0.707% due 01/20/2044		236	324

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.908% due 01/20/2044	GBP	359	$613
0.934% due 09/20/2044		1,854	3,163
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		$1,493	1,475
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	404
5.444% due 03/10/2039		3,400	3,713
GSR Mortgage Loan Trust
2.657% due 09/25/2035		6,509	6,584
5.017% due 11/25/2035		1,806	1,804
HarborView Mortgage Loan Trust
0.345% due 01/19/2038		6,477	5,632
0.375% due 05/19/2035		642	571
0.405% due 01/19/2036		13,450	9,602
0.485% due 01/19/2035		6,596	5,021
0.905% due 10/19/2035		4,802	4,222
2.564% due 07/19/2035		2,566	2,414
2.580% due 12/19/2035		6,160	4,811
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	2,336	3,200
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032		$2	2
IndyMac Mortgage Loan Trust
0.362% due 04/25/2046		7,177	6,002
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		512	513
5.336% due 05/15/2047		6,800	7,383
5.420% due 01/15/2049		19,867	21,717
5.708% due 03/18/2051		9,826	10,547
5.882% due 02/15/2051		1,770	1,963
JPMorgan Mortgage Trust
2.243% due 06/25/2035		890	899
2.607% due 10/25/2036		9,296	7,906
2.952% due 02/25/2035		570	568
3.185% due 08/25/2034		8,102	8,203
5.750% due 01/25/2036 ^		1,080	1,008
MASTR Adjustable Rate Mortgages Trust
0.863% due 01/25/2047 ^		6,074	3,915
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		2,498	2,310
0.402% due 11/25/2035		341	326
1.151% due 10/25/2035		966	927
2.127% due 04/25/2035		9,760	9,377
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,046
Morgan Stanley Capital Trust
5.610% due 04/15/2049		2,468	2,485
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		1,917	2,119
Prime Mortgage Trust
0.552% due 02/25/2019		3	3
0.552% due 02/25/2034		205	194
0.652% due 02/25/2035		8,104	7,650
Residential Accredit Loans, Inc. Trust
0.252% due 05/25/2037		15,758	11,550
0.337% due 08/25/2036		11,516	8,999
3.572% due 12/25/2035		945	793
6.000% due 09/25/2036		2,030	1,623
6.000% due 02/25/2037		43,937	35,505
Residential Asset Securitization Trust
0.602% due 10/25/2035		3,599	3,177
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	4,028
6.000% due 06/25/2037 ^		7,095	6,333
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	233	316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
0.352% due 04/25/2047	$4,122	$3,007
5.040% due 05/25/2036	135	135
5.171% due 07/25/2035 ^	581	515
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035	3,678	3,580
0.815% due 09/19/2032	54	53
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	6	6
2.516% due 02/25/2032	7	7
Suntrust Adjustable Rate Mortgage Loan Trust
2.691% due 02/25/2037 ^	5,645	4,941
Thornburg Mortgage Securities Trust
1.452% due 03/25/2037	2,935	2,743
5.750% due 06/25/2047	25,471	22,685
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020	1,679	1,669
5.509% due 04/15/2047	3,200	3,469
Wachovia Mortgage Loan Trust LLC
2.754% due 05/20/2036 ^	9,979	8,791
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045	662	627
0.472% due 01/25/2045	6,261	6,024
1.323% due 11/25/2042	275	271
1.523% due 08/25/2042	727	702
4.087% due 12/25/2036 ^	775	711
4.689% due 07/25/2037 ^	5,954	5,559
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036	12,688	12,382
2.613% due 03/25/2036	2,955	2,966
2.615% due 12/25/2034	1,560	1,600
2.615% due 01/25/2035	1,988	2,000

Total Mortgage-Backed Securities (Cost $471,135)		509,220

ASSET-BACKED SECURITIES 2.0%
Accredited Mortgage Loan Trust
0.282% due 02/25/2037	5,479	5,244
Amortizing Residential Collateral Trust
0.692% due 06/25/2032	144	133
Bear Stearns Asset-Backed Securities Trust
0.302% due 11/25/2036	20,047	14,586
0.312% due 08/25/2036	2,455	1,971
Countrywide Asset-Backed Certificates
0.282% due 11/25/2037	17,303	17,018
0.300% due 01/25/2037	5,680	5,372
0.552% due 06/25/2036	6,900	4,683
0.952% due 08/25/2047	3,000	2,567
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036	182	102
EMC Mortgage Loan Trust
0.892% due 05/25/2040	220	199
First Franklin Mortgage Loan Trust
0.642% due 09/25/2035	2,800	2,567
Fremont Home Loan Trust
0.212% due 01/25/2037	102	46
Hillmark Funding
0.477% due 05/21/2021	21,833	21,581
HSBC Home Equity Loan Trust
0.443% due 01/20/2034	2,751	2,742
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047	677	657
0.412% due 03/25/2037	2,000	1,516
Lafayette CLO Ltd.
1.630% due 09/06/2022	822	822

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
0.330% due 06/25/2036		$6,227	$4,426
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		156	143
3.152% due 11/25/2032		45	41
MASTR Asset-Backed Securities Trust
0.392% due 03/25/2036		7,515	4,142
0.442% due 12/25/2035		10,000	8,957
Morgan Stanley ABS Capital, Inc. Trust
0.402% due 08/25/2036		20,000	11,030
NovaStar Mortgage Funding Trust
0.392% due 11/25/2036		4,171	1,959
Option One Mortgage Loan Trust Asset-Backed Certificates
0.612% due 11/25/2035		11,500	8,504
Penta CLO S.A.
0.614% due 06/04/2024	EUR	2,324	3,135
Residential Asset Securities Corp. Trust
0.312% due 06/25/2036		$8,425	7,991
0.352% due 02/25/2036		1,741	1,715
0.402% due 04/25/2037		7,900	6,887
0.552% due 02/25/2036		6,800	5,336
0.732% due 05/25/2035		1,397	1,325
Securitized Asset-Backed Receivables LLC Trust
0.282% due 05/25/2037 ^		1,800	1,280
SG Mortgage Securities Trust
0.422% due 02/25/2036		3,200	1,673
SLM Private Education Loan Trust
2.802% due 12/16/2019		1,541	1,570
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	13,482	18,250
Specialty Underwriting & Residential Finance Trust
0.302% due 11/25/2037		$21,500	12,468
Structured Asset Securities Corp. Mortgage Loan Trust
0.322% due 12/25/2036		14,000	11,630
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		36	34
Washington Mutual Asset-Backed Certificates Trust
0.392% due 05/25/2036		14,875	9,838
Wells Fargo Home Equity Asset-Backed Securities Trust
0.742% due 11/25/2035		1,800	1,561

Total Asset-Backed Securities (Cost $191,842)			205,701

SOVEREIGN ISSUES 12.4%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	700	992
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,316
4.125% due 09/15/2017	EUR	2,300	3,367
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	32,000	13,379
0.000% due 07/01/2015		240,000	97,871
0.000% due 01/01/2017		22,000	7,559
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	12,400	17,130
2.250% due 05/15/2016		25,500	35,991
2.750% due 12/01/2015		39,300	55,534
3.000% due 06/15/2015		25,300	35,506
3.000% due 11/01/2015		147,200	208,297
3.750% due 08/01/2015		59,500	84,365
3.750% due 04/15/2016		2,200	3,183
3.750% due 08/01/2016		8,400	12,243
4.500% due 07/15/2015		70,400	100,480
4.750% due 05/01/2017		4,900	7,447

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 06/01/2017	EUR	7,400	$11,261
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		38,200	52,099
0.000% due 12/31/2015		2,800	3,804
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,199
Mexico Government International Bond
9.500% due 12/18/2014	MXN	175,000	13,905
Province of Ontario
1.000% due 07/22/2016		$2,500	2,518
1.600% due 09/21/2016		300	306
1.650% due 09/27/2019		2,800	2,760
3.000% due 07/16/2018		3,700	3,915
3.150% due 06/02/2022	CAD	7,600	7,331
4.000% due 10/07/2019		$700	771
4.000% due 06/02/2021	CAD	21,400	21,913
4.200% due 03/08/2018		1,100	1,124
4.200% due 06/02/2020		12,500	12,952
4.300% due 03/08/2017		900	907
4.400% due 06/02/2019		5,600	5,828
4.400% due 04/14/2020		$600	673
5.500% due 06/02/2018	CAD	2,300	2,458
Province of Quebec
2.750% due 08/25/2021		$17,100	17,285
3.500% due 07/29/2020		3,000	3,214
3.500% due 12/01/2022	CAD	6,300	6,197
4.250% due 12/01/2021		21,200	22,001
4.500% due 12/01/2017		700	718
4.500% due 12/01/2020		2,500	2,632
Spain Government International Bond
3.000% due 04/30/2015	EUR	7,200	10,084
3.150% due 01/31/2016		100,400	143,429
3.250% due 04/30/2016		500	720
3.300% due 07/30/2016		1,300	1,882
3.750% due 10/31/2015		69,500	99,468
4.000% due 07/30/2015		64,800	92,267
4.250% due 10/31/2016		8,700	12,911
4.500% due 01/31/2018		19,100	29,413
5.500% due 07/30/2017		2,100	3,283

Total Sovereign Issues (Cost $1,270,363)			1,278,888

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	$13,650

Total Preferred Securities (Cost $13,075)			13,650

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.8%

CERTIFICATES OF DEPOSIT 1.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.075% due 05/16/2016		$22,500	22,502
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.280% due 06/12/2015		5,100	5,100
Credit Suisse
0.465% due 03/17/2015		6,600	6,600
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		45,200	45,036
Royal Bank of Canada
1.370% due 05/07/2015	CAD	95,200	89,176

			168,414

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co.
0.880% due 07/14/2014		$7,400	7,398
0.900% due 08/05/2014		7,500	7,493

			14,891

REPURCHASE AGREEMENTS (e) 1.6%
			169,404

SHORT-TERM NOTES 1.4%
Federal Home Loan Bank
0.058% due 08/01/2014		54,100	54,097
0.070% due 08/13/2014		39,200	39,197
0.086% due 09/12/2014		33,100	33,098
Freddie Mac
0.080% due 11/21/2014		5,500	5,499
0.090% due 01/08/2015		9,100	9,096

			140,987

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	30,400	$41,230

MEXICO TREASURY BILLS 2.6%
3.008% due 07/24/2014 - 12/24/2014 (b)	MXN	3,458,100	263,395

U.S. TREASURY BILLS 0.0%
0.042% due 10/16/2014 - 12/26/2014 (b)(i)		$1,880	1,880

Total Short-Term Instruments (Cost $798,780)			800,201

Total Investments in Securities (Cost $7,599,149)			7,834,405

		SHARES
INVESTMENTS IN AFFILIATES 31.2%

SHORT-TERM INSTRUMENTS 31.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.2%
PIMCO Short-Term Floating NAV Portfolio		1,717	17
PIMCO Short-Term Floating NAV Portfolio III		321,406,810	3,211,497

Total Short-Term Instruments (Cost $3,211,432)			3,211,514

Total Investments in Affiliates (Cost $3,211,432)			3,211,514

Total Investments 107.2% (Cost $10,810,581)			$11,045,919

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(5,356))			2,623

Other Assets and Liabilities, net (7.2%)			(745,753)

Net Assets 100.0%			$10,302,789

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$35,000	U.S. Treasury Notes 1.625% due 06/30/2019	$(35,704)	$35,000	$35,000
NMO	0.150%	06/30/2014	07/01/2014	56,500	U.S. Treasury Bills 0.047% due 12/11/2014	(49,988)	56,500	56,500
					U.S. Treasury Notes 3.125% due 05/15/2021	(7,692)
RDR	0.140%	06/30/2014	07/01/2014	74,400	U.S. Treasury Notes 1.375% due 07/31/2018	(75,946)	74,400	74,400
SSB	0.000%	06/30/2014	07/01/2014	3,504	Freddie Mac 2.000% due 01/30/2023	(3,577)	3,504	3,504

Total Repurchase Agreements						$(172,907)	$169,404	$169,404

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $123,108 at a weighted average interest rate of (0.037)%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$35,000	$0	$0	$0	$35,000	$(35,704)	$(704)
NMO	56,500	0	0	0	56,500	(57,680)	(1,180)
RDR	74,400	0	0	0	74,400	(75,946)	(1,546)
SSB	3,504	0	0	0	3,504	(3,577)	(73)

Master Securities Forward Transaction Agreement
DEU	0	0	0	0	0	(890)	(890)
FOB	0	0	0	0	0	(330)	(330)
GSC	0	0	0	0	0	(410)	(410)
JPS	0	0	0	0	0	(180)	(180)
MSC	0	0	0	0	0	(1,820)	(1,820)
SAL	0	0	0	0	0	(1,236)	(1,236)

Total Borrowings and Other Financing Transactions	$169,404	$0	$0	$0

(2)

Net Exposure represents the net receivable/ (payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2016	289	$28	$10	$(15)
3-Month Euribor June Futures	Long	06/2016	289	26	15	(10)
3-Month Euribor March Futures	Long	03/2017	289	42	15	(20)
3-Month Euribor September Futures	Long	09/2016	289	25	10	(10)
90-Day Eurodollar December Futures	Long	12/2015	23,536	5,613	1,177	0
90-Day Eurodollar December Futures	Long	12/2016	89	19	4	0
90-Day Eurodollar June Futures	Long	06/2016	1,496	201	75	0
90-Day Eurodollar March Futures	Long	03/2016	11,917	970	745	0
90-Day Eurodollar March Futures	Long	03/2017	89	22	5	0
90-Day Eurodollar September Futures	Long	09/2015	7,708	3,280	289	0
90-Day Eurodollar September Futures	Long	09/2016	3,749	3,360	187	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	17,266	(1,863)	1,214	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	19,445	2,410	1,519	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	1,795	2,812	505	0

Total Futures Contracts				$16,945	$5,770	$(55)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.IG-21 5-Year Index	(1.000%	)	12/20/2018	$10,300	$(223)	$(17)	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$10,300	$223	$8	$0	$(4)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	34,900	700	130	0	(16)

				$923	$138	$0	$(20)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$ 130,400	$(1,112)	$(959)	$38	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	481,000	4,161	356	61	0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016	903,900	1,664	942	215	0
Pay	3-Month USD-LIBOR	1.750%	06/15/2017	740,100	(313)	(333)	137	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	782,900	7,403	12	121	0
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	61,800	(827)	(456)	0	(109)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	51,700	725	(127)	64	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	34,800	(6,334)	2,803	0	(210)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	378,600	40,767	16,037	0	(2,026)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	283,400	(11,188)	(24,773)	0	(1,687)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN 35,100	105	1	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	17,100	(28)	20	1	0

					$35,023	$(6,477)	$637	$(4,032)

Total Swap Agreements					$35,723	$(6,356)	$641	$(4,052)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $110,657 and cash of $14,847 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5,770	$641	$6,411	$0	$(55)	$(4,052)	$(4,107)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	3,371	$	1,531	$5	$0
	07/2014	JPY	9,451,400		92,752	0	(545)
	07/2014	$	1,500	BRL	3,371	26	0
	07/2014		122,771	EUR	90,357	955	0
	05/2015	CAD	93,921	$	85,565	0	(1,789)
	06/2015	EUR	36,855		50,109	0	(447)
	06/2016		104,144		142,587	0	(1,297)

BPS	07/2014	BRL	6,740		3,060	10	0
	07/2014	EUR	33,141		45,052	0	(328)
	07/2014	MXN	73,434		5,626	0	(25)
	07/2014	$	3,000	BRL	6,740	51	0
	07/2014		18,611	MXN	243,484	130	0
	08/2014	EUR	300	$	380	0	(31)
	12/2014	MXN	350,829		26,627	0	(100)
	04/2015	BRL	333		135	0	(5)
	06/2015	EUR	16,570		22,472	0	(258)

BRC	07/2014		68,026		92,738	0	(410)
	07/2014	JPY	548,800		5,382	0	(36)
	07/2014	$	117,050	EUR	86,287	1,102	0
	07/2014		98,468	JPY	10,000,200	246	0
	08/2014	JPY	10,000,200	$	98,490	0	(249)
	08/2014	MXN	25,896		1,988	0	(1)
	09/2014	GBP	26,976		45,279	0	(861)
	12/2014	MXN	226,450		17,282	16	0
	06/2015	EUR	21,007		28,540	0	(276)
	06/2016		19,578		26,921	0	(134)

CBK	07/2014		14,177		19,305	0	(106)
	07/2014	$	1,143	EUR	838	5	0

DUB	07/2014	EUR	683,986	$	931,566	0	(5,016)
	07/2014	$	14,608	EUR	10,773	143	0
	12/2014	MXN	180,823	$	13,752	0	(29)
	06/2016	EUR	10,773		14,750	0	(133)

FBF	07/2014	$	40,994	EUR	30,262	443	0
	04/2015	BRL	15,814	$	6,419	0	(234)
	06/2015	EUR	30,262		41,074	0	(438)
	07/2015	BRL	2,053		843	0	(1)

GLM	08/2014	$	48,418	BRL	108,118	58	0
	08/2014		25,357	MXN	334,018	294	0
	09/2014	MXN	645,881	$	49,313	0	(209)
	09/2014	$	6,211	CAD	6,652	11	0
	10/2014		15,724	MXN	205,074	0	(35)
	07/2015	BRL	117,971	$	48,418	0	(107)

HUS	07/2014	$	29,154	EUR	21,510	300	0
	04/2015	BRL	15,853	$	6,437	0	(232)

JPM	07/2014		30,331		13,771	44	0
	07/2014	EUR	129,697		177,114	0	(481)
	07/2014	$	13,550	BRL	30,331	178	0
	07/2014		760,990	EUR	559,757	5,486	0
	08/2014	BRL	30,331	$	13,427	0	(173)
	08/2014	EUR	559,757		761,081	0	(5,493)
	08/2014	TRY	5,574		2,563	0	(44)
	07/2015	BRL	120,000		49,379	18	0

MSC	07/2014	$	37,506	EUR	27,527	187	0
	08/2014	BRL	108,118	$	48,403	0	(73)
	06/2016	EUR	27,527		37,859	0	(170)

NAB	07/2014	$	109,949	EUR	80,908	838	0
	06/2015	EUR	41,667	$	56,570	0	(587)
	06/2016		59,849		82,177	0	(517)

RBC	09/2014	CAD	101,713		93,564	0	(1,575)
	09/2014	$	18,336	MXN	238,455	0	(59)
	12/2014	MXN	33,004	$	2,512	0	(5)

SOG	12/2014		2,061,493		156,856	0	(330)

UAG	07/2014	BRL	43,791		19,482	0	(337)
	07/2014	$	19,852	BRL	43,791	25	(58)
	07/2014		27,890	EUR	20,608	329	0
	08/2014		5,954	BRL	13,460	80	0

Total Forward Foreign Currency Contracts						$10,980	$(23,234)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	$	83,300	$(214)	$(33)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.560%	09/02/2014		107,700	(194)	(102)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.860%	09/02/2014		107,700	(1,583)	(414)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		113,700	(273)	(45)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	07/28/2014		140,700	(884)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		21,700	(61)	(58)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014		30,700	(126)	(119)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	09/02/2014		21,700	(174)	(17)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		58,700	(221)	(318)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	09/02/2014		58,700	(352)	(22)

RYL	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		44,400	(134)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014		31,300	(126)	(121)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		155,000	(775)	(839)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014		217,000	(3,781)	(269)

								$(8,898)	$(2,374)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$4,900	$(274)	$(199)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(9)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(22)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(10)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(2)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(7)

						$(788)	$(50)

Total Written Options						$(9,960)	$(2,623)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	864	$2,690,000	EUR	203,800	$(11,524)
Sales	550	2,225,200		0	(14,424)
Closing Buys	0	(247,300)		0	1,237
Expirations	(1,139)	(3,273,300)		(117,000)	13,977
Exercised	(275)	(115,700)		(86,800)	774

Balance at End of Period	0	$1,278,900	EUR	0	$(9,960)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	$5,300	$(94)	$131	$37	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	700	(6)	12	6	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	18,800	(349)	500	151	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	700	(11)	16	5	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%	10,800	(143)	194	51	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	7,500	(492)	576	84	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%	18,100	(865)	1,099	234	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	1,200	0	13	13	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	1,700	16	15	31	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	2,200	(4)	49	45	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.140%	9,000	(263)	380	117	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR 16,900	$(238)	$309	$71	$0

BRC	Brazil Government International Bond	1.000%	06/20/2015	0.319%	$ 1,000	(14)	21	7	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	2,300	(20)	39	19	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	1,100	(7)	17	10	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	18,400	(27)	186	159	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	31,000	(781)	1,011	230	0
	China Government International Bond	1.000%	12/20/2016	0.299%	2,300	44	(4)	40	0
	China Government International Bond	1.000%	12/20/2018	0.623%	900	9	6	15	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	30,600	455	15	470	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	7,500	(49)	80	31	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	2,900	(65)	85	20	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	14,200	101	154	255	0

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%	1,000	(16)	24	8	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	51,100	(156)	599	443	0
	China Government International Bond	1.000%	12/20/2018	0.623%	2,600	24	19	43	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.181%	11,000	111	(87)	24	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%	6,900	(251)	340	89	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	2,600	(60)	77	17	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	1,200	(18)	31	13	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	800	(1)	17	16	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	1,900	14	20	34	0

DUB	Bank of America Corp.	1.000%	09/20/2014	0.155%	4,000	31	(22)	9	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	20,700	363	(10)	353	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%	23,900	544	13	557	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%	6,600	(70)	117	47	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	8,100	(20)	90	70	0
	China Government International Bond	1.000%	12/20/2016	0.299%	2,000	39	(4)	35	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%	800	(34)	41	7	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	4,300	53	(10)	43	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%	1,100	(26)	35	9	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.871%	5,300	(156)	178	22	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,800	(20)	32	12	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	15,800	(116)	340	224	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	40,900	99	549	648	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	200	1	2	3	0

FBF	Brazil Government International Bond	1.000%	06/20/2015	0.319%	8,200	(209)	267	58	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	5,500	(69)	115	46	0
	China Government International Bond	1.000%	03/20/2015	0.123%	700	3	1	4	0
	Vodafone Group PLC	1.000%	03/20/2016	0.179%	3,900	56	1	57	0

GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	2,600	(46)	64	18	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%	900	(12)	18	6	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,800	(13)	24	11	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	2,800	68	(31)	37	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%	500	(5)	15	10	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	3,200	(9)	74	65	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%	3,300	(33)	60	27	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	25,400	(37)	257	220	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	9,700	(52)	93	41	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	1,000	6	12	18	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	300	3	3	6	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%	2,400	(53)	106	53	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	1,500	(4)	34	30	0

JPM	Brazil Government International Bond	1.000%	06/20/2015	0.319%	10,900	(120)	196	76	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	3,300	(34)	61	27	0
	Brazil Government International Bond	1.000%	09/20/2016	0.618%	5,300	(31)	78	47	0
	Mexico Government International Bond	0.920%	03/20/2016	0.200%	1,200	0	18	18	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	700	4	8	12	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	1,600	22	8	30	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	4,500	(10)	102	92	0

MYC	Brazil Government International Bond	1.000%	06/20/2015	0.319%	1,500	(15)	25	10	0
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR 33,800	(1,570)	679	0	(891)
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	$ 5,300	(79)	121	42	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%	1,900	7	13	20	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	7,100	(33)	157	124	0

RYL	China Government International Bond	1.000%	09/20/2016	0.258%	400	3	4	7	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	5,400	(63)	121	58	0

SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	7,900	34	25	59	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	$ 2,600	$(47)	$65	$18	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	700	(7)	12	5	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	2,400	(38)	57	19	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.871%	3,200	(99)	112	13	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	600	(8)	15	7	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.061%	EUR 26,600	(398)	486	88	0

						$(5,356)	$10,771	$6,306	$(891)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$6,100	$(265)	$174	$0	$(91)

BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	33,800	4,264	(3,509)	755	0

DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	2,600	259	(236)	23	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	18,400	2,222	(1,811)	411	0

FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	137	(114)	23	0

GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(41)	9	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	28	28	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	3,031	(80)	63	0	(17)

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	37,700	4,099	(3,257)	842	0

JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,000	345	(278)	67	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	4,051	0	62	62	0

MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	11,000	1,288	(1,042)	246	0

					$12,319	$(9,961)	$2,466	$(108)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	5,400	$4	$(109)	$0	$(105)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		6,000	0	(24)	0	(24)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	46,000	(12)	154	142	0

BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		7,400	(10)	3	0	(7)

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		29,500	15	71	86	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		18,300	(11)	43	32	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		932,000	(264)	3,008	2,744	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		149,000	(108)	241	133	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		23,100	(15)	64	49	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		17,800	(4)	54	50	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,000	(26)	6	0	(20)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		83,000	(7)	(10)	0	(17)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		6,500	(19)	13	0	(6)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		14,900	(26)	35	9	0

DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	2,000	1	(8)	0	(7)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	44,000	(18)	153	135	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		14,800	(25)	13	0	(12)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	6,600	$0	$(134)	$0	$(134)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		2,100	1	(9)	0	(8)
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018	MXN	124,600	(95)	207	112	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		41,700	(26)	114	88	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		58,600	(12)	178	166	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(13)	155	142	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		10,000	(23)	8	0	(15)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		15,600	(39)	26	0	(13)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		464,500	176	1,177	1,353	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		54,900	(35)	132	97	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		50,000	(34)	181	147	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		303,000	(483)	904	421	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		19,500	(1)	57	56	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		161,500	(339)	95	0	(244)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		18,700	(31)	16	0	(15)
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		311,200	(5)	994	989	0

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		18,500	(7)	46	39	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		9,200	(1)	27	26	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(16)	152	136	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		21,200	(89)	101	12	0

MYC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	0	0	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	30,400	6	83	89	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		105,000	(58)	367	309	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		196,000	(318)	590	272	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		27,600	(16)	74	58	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		51,400	(11)	156	145	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		28,000	7	98	105	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		197,100	(354)	57	0	(297)

SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		92,000	(16)	298	282	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,300	3	(75)	0	(72)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	49,000	(5)	0	0	(5)

							$(2,359)	$9,782	$8,424	$(1,001)

Total Swap Agreements							$4,604	$10,592	$17,196	$(2,000)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $5,677 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$986	$0	$916	$1,902	$(4,078)	$(199)	$(220)	$(4,497)	$(2,595)	$2,295	$(300)
BPS	191	0	71	262	(747)	0	(7)	(754)	(492)	0	(492)
BRC	1,364	0	5,114	6,478	(1,967)	0	(43)	(2,010)	4,468	(4,770)	(302)
CBK	5	0	687	692	(106)	(41)	0	(147)	545	(830)	(285)
DUB	143	0	2,608	2,751	(5,178)	(9)	(19)	(5,206)	(2,455)	(1,200)	(3,655)
FBF	443	0	188	631	(673)	0	0	(673)	(42)	0	(42)
GLM	363	0	508	871	(351)	0	(170)	(521)	350	(460)	(110)
GST	0	0	184	184	0	0	(17)	(17)	167	(260)	(93)
HUS	300	0	4,300	4,600	(232)	0	(259)	(491)	4,109	(4,070)	39
JPM	5,726	0	644	6,370	(6,191)	(549)	0	(6,740)	(370)	(250)	(620)
MSC	187	0	0	187	(243)	0	0	(243)	(56)	0	(56)
MYC	0	0	1,420	1,420	0	(239)	(1,188)	(1,427)	(7)	(1,880)	(1,887)
NAB	838	0	0	838	(1,104)	0	0	(1,104)	(266)	0	(266)
NGF	0	0	0	0	0	(340)	0	(340)	(340)	72	(268)
RBC	0	0	0	0	(1,639)	0	0	(1,639)	(1,639)	1,590	(49)
RYL	0	0	65	65	0	(1,246)	0	(1,246)	(1,181)	(497)	(1,678)
SOG	0	0	341	341	(330)	0	0	(330)	11	(260)	(249)
UAG	434	0	150	584	(395)	0	(77)	(472)	112	0	112

Total Over the Counter	$10,980	$0	$17,196	$28,176	$(23,234)	$(2,623)	$(2,000)	$(27,857)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,770	$5,770
Swap Agreements	0	4	0	0	637	641

	$0	$4	$0	$0	$6,407	$6,411

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,980	$0	$10,980
Swap Agreements	0	8,772	0	0	8,424	17,196

	$0	$8,772	$0	$10,980	$8,424	$28,176

	$0	$8,776	$0	$10,980	$14,831	$34,587

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55	$55
Swap Agreements	0	20	0	0	4,032	4,052

	$0	$20	$0	$0	$4,087	$4,107

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,234	$0	$23,234
Written Options	0	0	0	199	2,424	2,623
Swap Agreements	0	999	0	0	1,001	2,000

	$0	$999	$0	$23,433	$3,425	$27,857

	$0	$1,019	$0	$23,433	$7,512	$31,964

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$548	$548
Futures	0	0	0	0	36,560	36,560
Swap Agreements	0	218	0	0	(11,397)	(11,179)

	$0	$218	$0	$0	$25,711	$25,929

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,945)	$0	$(2,945)
Written Options	0	173	0	0	12,830	13,003
Swap Agreements	0	5,229	0	0	2,181	7,410

	$0	$5,402	$0	$(2,945)	$15,011	$17,468

	$0	$5,620	$0	$(2,945)	$40,722	$43,397

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$128	$128
Futures	0	0	0	0	45,305	45,305
Swap Agreements	0	121	0	0	(71,403)	(71,282)

	$0	$121	$0	$0	$(25,970)	$(25,849)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,406)	$0	$(2,406)
Written Options	0	(27)	0	75	1,846	1,894
Swap Agreements	0	3,152	0	0	9,764	12,916

	$0	$3,125	$0	$(2,331)	$11,610	$12,404

	$0	$3,246	$0	$(2,331)	$(14,360)	$(13,445)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,302	$0	$20,302
Corporate Bonds & Notes
Banking & Finance	0	1,443,170	67,065	1,510,235
Industrials	0	166,015	6,457	172,472
Utilities	0	141,356	0	141,356
Municipal Bonds & Notes
California	0	253,019	0	253,019
Illinois	0	2,759	0	2,759
Iowa	0	653	0	653
Mississippi	0	2,832	0	2,832
Nebraska	0	7,367	0	7,367
Nevada	0	5,654	0	5,654
New Jersey	0	41,949	0	41,949
New York	0	14,391	0	14,391
Ohio	0	46,914	0	46,914
Texas	0	26,117	0	26,117
Washington	0	20,374	0	20,374
Wisconsin	0	3,604	0	3,604
U.S. Government Agencies	0	1,858,187	0	1,858,187
U.S. Treasury Obligations	0	898,560	0	898,560
Mortgage-Backed Securities	0	509,220	0	509,220
Asset-Backed Securities	0	205,701	0	205,701
Sovereign Issues	0	1,278,888	0	1,278,888
Preferred Securities
Banking & Finance	13,650	0	0	13,650
Short-Term Instruments
Certificates of Deposit	0	168,414	0	168,414
Commercial Paper	0	14,891	0	14,891
Repurchase Agreements	0	169,404	0	169,404

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Notes	$0	$140,987	$0	$140,987
Greece Treasury Bills	0	41,230	0	41,230
Mexico Treasury Bills	0	263,395	0	263,395
U.S. Treasury Bills	0	1,880	0	1,880
	$13,650	$7,747,233	$73,522	$7,834,405

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,211,514	0	0	3,211,514

Total Investments	$3,225,164	$7,747,233	$73,522	$11,045,919

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,770	641	0	6,411
Over the counter	0	28,176	0	28,176
	$5,770	$28,817	$0	$34,587

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(4,052)	0	(4,107)
Over the counter	0	(27,807)	(50)	(27,857)
	$(55)	$(31,859)	$(50)	$(31,964)

Totals	$3,230,879	$7,744,191	$73,472	$11,048,542

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

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Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

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June 30, 2014 (Unaudited)

significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

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value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

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Notes to Financial Statements (Cont.)

guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage

Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO.

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The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$17	$0	$0	$0	$0	$17	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$412,223	$4,681,230	$(1,882,299)	$11	$332	$3,211,497	$2,430	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in

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Notes to Financial Statements (Cont.)

interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the

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proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the

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Notes to Financial Statements (Cont.)

Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. Treasury obligation involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. Treasury obligation to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of

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Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency

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Notes to Financial Statements (Cont.)

being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio.

The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

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Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$302,576	$138,973

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$12,184,064	$16,959,577	$1,749,632	$854,081

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,528	$16,973	4,809	$54,787
Administrative Class	36,762	409,215	104,111	1,180,306
Advisor Class	17,875	198,785	61,815	701,151
Issued as reinvestment of distributions
Institutional Class	213	2,372	1,073	12,090
Administrative Class	5,385	60,087	22,323	250,661
Advisor Class	1,513	16,891	5,632	63,114
Cost of shares redeemed
Institutional Class	(2,849)	(31,654)	(22,315)	(246,293)
Administrative Class	(68,362)	(759,979)	(176,233)	(1,984,315)
Advisor Class	(8,952)	(99,515)	(24,664)	(277,921)
Net increase (decrease) resulting from Portfolio share transactions	(16,887)	$(186,825)	(23,449)	$(246,420)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 28% of the Portfolio. One shareholder is a related party to the portfolio and comprises 12% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$10,811,601	$259,924	$(25,606)	$234,318

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	39

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NMO	National Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Dain Rausher, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BABs	Build America Bonds	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT71SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Total Return Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO VARIABLE INSURANCE TRUST

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	36.3%
U.S. Government Agencies	16.8%
Corporate Bonds & Notes	16.5%
Sovereign Issues	11.6%
U.S. Treasury Obligations	8.2%
Other	10.6%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Total Return Portfolio Institutional Class	3.25%	4.32%	5.91%	6.17%	6.53%
Barclays U.S. Aggregate Index±	3.93%	4.37%	4.85%	4.93%	5.64%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,032.50	$1,022.32
Expenses Paid During Period†	$2.52	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to the long end of the U.S. Treasury yield curve detracted from performance as longer-dated yields fell more than shorter-dated maturities during the reporting period.

»	An out-of-benchmark exposure to non-U.S. interest rates in Italy, Spain, and Mexico added to returns as yields in these countries fell during the reporting period.

»	Municipal bond exposure, particularly to Build America Bonds, added to performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight to investment grade credit detracted from performance as the investment grade credit sector outperformed liked-duration U.S. Treasuries during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	A short position on the Japanese yen detracted from performance as the Japanese yen appreciated during the reporting period.

»	An underweight to Agency mortgage-backed securities (“MBS”) detracted from returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Tactical allocations to non-Agency MBS added to returns as prices on these securities generally rose during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Institutional Class
Net asset value beginning of year or period	$10.98		$11.55	$11.02	$11.08	$10.82	$10.31
Net investment income (a)	0.09		0.19	0.26	0.27	0.25	0.50
Net realized/unrealized gain (loss)	0.27		(0.39)	0.80	0.14	0.64	0.93
Total income (loss) from investment operations	0.36		(0.20)	1.06	0.41	0.89	1.43
Dividends from net investment income	(0.10)		(0.27)	(0.31)	(0.31)	(0.29)	(0.58)
Distributions from net realized capital gains	0.00		(0.10)	(0.22)	(0.16)	(0.34)	(0.34)
Total distributions	(0.10)		(0.37)	(0.53)	(0.47)	(0.63)	(0.92)
Net asset value end of year or period	$11.24		$10.98	$11.55	$11.02	$11.08	$10.82
Total return	3.25%		(1.81)%	9.76%	3.76%	8.27%	14.21%
Net assets end of year or period (000s)	$272,882		$278,698	$482,907	$235,409	$259,876	$239,670
Ratio of expenses to average net assets	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.59%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.64	%*	1.70%	2.25%	2.46%	2.24%	4.63%
Portfolio turnover rate	155	%**	305%**	495%**	424%**	484%**	381%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities*	$7,834,405
Investments in Affiliates	3,211,514
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,411
Over the counter	28,176
Cash	1,983
Deposits with counterparty	14,847
Foreign currency, at value	2,996
Receivable for investments sold	373,547
Receivable for Portfolio shares sold	23,914
Interest and dividends receivable	48,565
Dividends receivable from Affiliates	673
11,547,031

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$4,107
Over the counter	27,857
Payable for investments purchased	1,174,161
Payable for investments in Affiliates purchased	673
Deposits from counterparty	23,107
Payable for Portfolio shares redeemed	8,890
Accrued investment advisory fees	2,035
Accrued supervisory and administrative fees	2,035
Accrued distribution fees	469
Accrued servicing fees	908
1,244,242

Net Assets	$10,302,789

Net Assets Consist of:
Paid in capital	$9,892,073
Undistributed net investment income	189,113
Accumulated net realized (loss)	(30,518)
Net unrealized appreciation	252,121
$10,302,789

Net Assets:
Institutional Class	$272,882
Administrative Class	7,646,190
Advisor Class	2,383,717

Shares Issued and Outstanding:
Institutional Class	24,283
Administrative Class	680,410
Advisor Class	212,119

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.24
Administrative Class	11.24
Advisor Class	11.24

Cost of Investments in Securities	$7,599,149
Cost of Investments in Affiliates	$3,211,432
Cost of Foreign Currency Held	$2,977
Cost or Premiums of Financial Derivative Instruments, net	$(5,356)

* Includes repurchase agreements of:	$169,404

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$105,565
Dividends	664
Dividends from Investments in Affiliates	2,430
Total Income	108,659

Expenses:
Investment advisory fees	12,641
Supervisory and administrative fees	12,641
Servicing fees - Administrative Class	5,678
Distribution and/or servicing fees - Advisor Class	2,835
Trustee fees	42
Interest expense	10
Total Expenses	33,847

Net Investment Income	74,812

Net Realized Gain:
Investments in securities	50,488
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	25,929
Over the counter financial derivative instruments	17,468
Foreign currency	2,125
Net Realized Gain	96,021

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	162,409
Investments in Affiliates	332
Exchange-traded or centrally cleared financial derivative instruments	(25,849)
Over the counter financial derivative instruments	12,404
Foreign currency assets and liabilities	423
Net Change in Unrealized Appreciation	149,719
Net Gain	245,740

Net Increase in Net Assets Resulting from Operations	$320,552

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$74,812	$166,268
Net realized gain (loss)	96,021	(57,171)
Net change in unrealized appreciation (depreciation)	149,719	(339,819)
Net increase (decrease) resulting from operations	320,552	(230,722)

Distributions to Shareholders:
From net investment income
Institutional Class	(2,372)	(9,647)
Administrative Class	(60,087)	(183,002)
Advisor Class	(16,891)	(43,821)
From net realized capital gains
Institutional Class	0	(2,443)
Administrative Class	0	(67,659)
Advisor Class	0	(19,294)

Total Distributions	(79,350)	(325,866)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(186,825)	(246,420)

Total Increase (Decrease) in Net Assets	54,377	(803,008)

Net Assets:
Beginning of period	10,248,412	11,051,420
End of period*	$10,302,789	$10,248,412

* Including undistributed net investment income of:	$189,113	$193,651

**	See Note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.0%

BANK LOAN OBLIGATIONS 0.2%
Biomet, Inc.
3.150% due 03/25/2015	$249	$250
Chrysler Group LLC
3.500% due 05/24/2017	19,949	20,052

Total Bank Loan Obligations (Cost $20,246)		20,302

CORPORATE BONDS & NOTES 17.7%

BANKING & FINANCE 14.6%
AIG Life Holdings, Inc.
8.125% due 03/15/2046	3,200	4,446
Ally Financial, Inc.
2.750% due 01/30/2017	43,600	44,199
4.625% due 06/26/2015	6,200	6,409
5.500% due 02/15/2017	12,200	13,245
6.750% due 12/01/2014	36,700	37,570
8.300% due 02/12/2015	46,100	48,117
American Express Bank FSB
6.000% due 09/13/2017	3,600	4,116
American Express Centurion Bank
6.000% due 09/13/2017	3,900	4,470
American International Group, Inc.
5.050% due 10/01/2015	12,500	13,181
5.450% due 05/18/2017	1,100	1,228
5.600% due 10/18/2016	6,100	6,709
6.250% due 03/15/2087	2,100	2,360
8.175% due 05/15/2068	3,000	4,148
8.250% due 08/15/2018	5,350	6,652
Banco do Brasil S.A.
2.899% due 07/02/2014	7,600	7,600
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,800	1,882
4.500% due 04/06/2015	13,100	13,428
Bank of America Corp.
0.554% due 08/15/2016	2,800	2,777
1.500% due 10/09/2015	5,500	5,552
5.750% due 12/01/2017	10,000	11,300
6.500% due 08/01/2016	32,700	36,259
6.875% due 04/25/2018	16,200	19,088
Bank of America N.A.
6.000% due 10/15/2036	1,700	2,066
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	2,100	2,329
Bank of Montreal
2.850% due 06/09/2015	7,200	7,372
Bank of Nova Scotia
1.950% due 01/30/2017	500	513
Barclays Bank PLC
10.179% due 06/12/2021	1,900	2,639
BBVA Bancomer S.A.
4.500% due 03/10/2016	3,200	3,384
6.500% due 03/10/2021	6,400	7,248
7.250% due 04/22/2020	6,400	7,320
Bear Stearns Cos. LLC
6.400% due 10/02/2017	25,100	28,956
7.250% due 02/01/2018	11,200	13,338
Blackstone CQP HoldCo LP
2.324% due 03/18/2019	4,100	4,141
BNP Paribas S.A.
0.533% due 11/07/2015	46,800	46,803
CIT Group, Inc.
4.750% due 02/15/2015	2,200	2,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
0.501% due 06/09/2016		$13,100	$12,987
0.745% due 05/01/2017		65,200	65,191
4.587% due 12/15/2015		41,900	44,182
4.875% due 05/07/2015		6,100	6,317
5.000% due 09/15/2014		18,500	18,665
5.500% due 10/15/2014		2,399	2,434
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.507% due 11/23/2016		50,600	50,573
0.558% due 04/28/2017		18,300	18,342
6.875% due 03/19/2020	EUR	7,600	12,564
Credit Agricole Home Loan SFH
0.978% due 07/21/2014		$31,000	31,006
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	800	1,163
8.375% due 10/13/2019 (d)		$1,500	1,779
Export-Import Bank of India
2.384% due 03/30/2016		5,000	5,048
Export-Import Bank of Korea
4.000% due 01/29/2021		5,100	5,433
4.125% due 09/09/2015		12,000	12,480
5.125% due 06/29/2020		2,100	2,385
5.875% due 01/14/2015		29,900	30,729
Fifth Third Bancorp
0.651% due 12/20/2016		3,000	2,981
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		9,220	9,341
3.984% due 06/15/2016		1,400	1,480
6.625% due 08/15/2017		8,900	10,251
7.000% due 04/15/2015		7,500	7,877
8.000% due 12/15/2016		500	581
8.700% due 10/01/2014		3,600	3,675
General Electric Capital Corp.
3.800% due 06/18/2019		6,900	7,337
6.375% due 11/15/2067		9,600	10,728
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	4,068
GSPA Monetization Trust
6.422% due 10/09/2029		15,890	16,492
HBOS PLC
0.930% due 09/06/2017		7,700	7,673
1.110% due 09/01/2016	EUR	200	273
ING Bank NV
0.574% due 01/04/2016		$79,600	79,606
International Lease Finance Corp.
4.875% due 04/01/2015		7,300	7,496
5.750% due 05/15/2016		2,300	2,468
6.750% due 09/01/2016		9,100	10,112
8.625% due 09/15/2015		6,700	7,269
8.750% due 03/15/2017		800	932
JPMorgan Chase & Co.
0.744% due 02/15/2017		75,600	75,924
3.700% due 01/20/2015		1,100	1,120
4.750% due 03/01/2015		18,900	19,446
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,512
KBC Bank NV
8.000% due 01/25/2023		1,000	1,144
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,417
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,511
LBG Capital PLC
8.000% due 06/15/2020 (d)		2,400	2,663
8.500% due 12/17/2021 (d)		1,100	1,217
15.000% due 12/21/2019	GBP	8,200	20,419

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$32,400	$47,304
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		2,200	2,346
7.625% due 06/27/2023 (d)	GBP	5,400	9,865
Macquarie Group Ltd.
7.300% due 08/01/2014		$22,075	22,190
Metropolitan Life Global Funding
0.356% due 06/23/2016 (a)		10,600	10,601
Morgan Stanley
0.706% due 10/15/2015		700	702
6.000% due 04/28/2015		47,724	49,952
National Australia Bank Ltd.
0.515% due 06/30/2017 (a)		57,700	57,786
National Bank of Canada
2.200% due 10/19/2016		2,500	2,583
Nationwide Building Society
6.250% due 02/25/2020		3,600	4,255
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,098
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		21,900	25,623
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	533
5.499% due 07/07/2015		13,100	13,618
SLM Corp.
5.000% due 04/15/2015		5,000	5,150
5.050% due 11/14/2014		16,746	17,018
6.000% due 01/25/2017		4,200	4,578
6.250% due 01/25/2016		24,450	26,070
8.450% due 06/15/2018		13,600	16,107
Springleaf Finance Corp.
6.900% due 12/15/2017		64,200	71,422
State Bank of India
4.500% due 07/27/2015		6,000	6,187
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		6,000	6,368
Stone Street Trust
5.902% due 12/15/2015		9,500	10,121
Turkiye Garanti Bankasi A/S
2.728% due 04/20/2016		3,100	3,077
Wells Fargo Capital
5.950% due 12/01/2086		15,900	16,297

			1,510,235

INDUSTRIALS 1.7%
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,011
2.300% due 06/15/2016		7,700	7,921
Apple, Inc.
2.850% due 05/06/2021		5,400	5,453
3.450% due 05/06/2024		7,100	7,190
BAT International Finance PLC
1.400% due 06/05/2015		1,600	1,614
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,836
Con-way, Inc.
7.250% due 01/15/2018		2,600	3,034
CSN Islands Corp.
6.875% due 09/21/2019		2,600	2,769
CSN Resources S.A.
6.500% due 07/21/2020		6,800	7,072
Daimler Finance North America LLC
1.300% due 07/31/2015		11,500	11,596
DISH DBS Corp.
7.750% due 05/31/2015		1,900	2,018

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gerdau Holdings, Inc.
7.000% due 01/20/2020		$1,300	$1,476
Gerdau Trade, Inc.
5.750% due 01/30/2021		4,200	4,504
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,608
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	36,000	46,988
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		$3,600	3,770
Noble Group Ltd.
4.875% due 08/05/2015		700	727
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		5,765	6,457
Petrobras International Finance Co.
7.875% due 03/15/2019		40,500	47,419
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,808
Rohm & Haas Co.
6.000% due 09/15/2017		1,062	1,201

			172,472

UTILITIES 1.4%
Entergy Corp.
3.625% due 09/15/2015		12,200	12,591
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,408
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,341
7.750% due 10/17/2016		3,405	3,843
7.750% due 01/20/2020		3,100	3,642
8.000% due 08/07/2019		5,100	6,043
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	2,108
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		12,863	13,924
Petrobras Global Finance BV
2.366% due 01/15/2019		2,400	2,394
Qtel International Finance Ltd.
3.375% due 10/14/2016		11,300	11,877
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	892
6.750% due 09/30/2019		2,000	2,422
Rosneft Finance S.A.
6.625% due 03/20/2017		1,000	1,100
7.875% due 03/13/2018		3,000	3,439
Verizon Communications, Inc.
1.981% due 09/14/2018		45,400	47,948
2.500% due 09/15/2016		5,500	5,672
3.650% due 09/14/2018		14,700	15,712

			141,356

Total Corporate Bonds & Notes (Cost $1,734,131)			1,824,063

MUNICIPAL BONDS & NOTES 4.1%

CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,200	2,873
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		2,700	3,828
7.043% due 04/01/2050		8,600	12,170
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,200	2,777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$17,900	$25,499
7.550% due 04/01/2039	2,000	3,009
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	8,775
7.625% due 03/01/2040	18,600	27,458
7.700% due 11/01/2030	100	123
7.950% due 03/01/2036	29,300	35,746
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	10,529
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,022
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,816
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,516
7.618% due 08/01/2040	15,400	20,458
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,857
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,381
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,475
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	451
7.021% due 08/01/2040	700	792
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	16,479
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	36,839
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	516
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	9,500	11,479
6.548% due 05/15/2048	4,700	6,151

		253,019

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,759

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	655	653

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,832

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	$6,500	$7,367

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,654

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	15,256
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	18,500	26,693

		41,949

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	6,100	7,252
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,400	1,798
6.282% due 06/15/2042	2,100	2,357
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,984

		14,391

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	43,829
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,085

		46,914

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	20,700	26,117

		26,117

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	20,000	20,374

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,604

Total Municipal Bonds & Notes (Cost $367,968)		425,633

U.S. GOVERNMENT AGENCIES 18.0%
Fannie Mae
0.212% due 12/25/2036 - 07/25/2037	2,643	2,585
0.402% due 05/25/2037	435	434

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.462% due 04/25/2037	$2,089	$2,086
0.500% due 03/25/2044	1,584	1,578
0.562% due 09/25/2035	941	944
0.602% due 09/25/2035	5,476	5,489
0.852% due 10/25/2037	1,297	1,312
0.875% due 08/28/2017 - 05/21/2018	44,600	44,120
1.052% due 07/25/2039	726	740
1.125% due 04/27/2017 (g)	19,100	19,199
1.250% due 01/30/2017	3,200	3,240
1.324% due 06/01/2043 - 07/01/2044	1,886	1,938
1.524% due 09/01/2040	6	6
1.700% due 04/01/2035	3,317	3,471
1.875% due 09/18/2018	2,100	2,134
2.097% due 08/01/2035	909	970
2.269% due 05/25/2035	315	325
2.293% due 01/01/2025	9	9
2.310% due 08/01/2022	4,700	4,608
2.334% due 09/01/2039	24	24
2.340% due 11/01/2025	1	1
2.475% due 04/01/2019	14,757	15,231
2.670% due 08/01/2022	776	780
2.870% due 09/01/2027	6,700	6,343
3.000% due 09/01/2020 - 07/01/2029	91,636	95,230
3.330% due 11/01/2021	1,338	1,416
3.500% due 07/01/2029 - 07/01/2043	53,000	56,158
3.807% due 10/01/2032	445	457
3.869% due 11/01/2035	87	91
4.000% due 01/01/2026 - 07/01/2044	10,457	11,129
4.376% due 12/01/2036	747	796
4.500% due 08/01/2018 - 07/01/2044	396,777	430,021
4.500% due 08/01/2044 (a)	33,000	35,646
4.501% due 07/01/2019	29,074	32,406
4.508% due 09/01/2034	495	529
4.988% due 09/01/2035	228	246
5.000% due 05/11/2017 (g)	1,600	1,786
5.000% due 01/01/2023 - 07/01/2044	75,466	83,846
5.000% due 08/01/2044 (a)	48,000	53,147
5.193% due 08/01/2035	383	412
5.375% due 06/12/2017 (g)	8,100	9,153
5.500% due 09/01/2017 - 08/01/2044	204,905	229,234
6.000% due 09/01/2016 - 07/01/2044	166,616	187,714
6.500% due 11/01/2034	65	74
7.000% due 04/25/2023 - 06/01/2032	786	901
Freddie Mac
0.302% due 07/15/2019	994	995
0.452% due 05/15/2036	1,942	1,938
0.602% due 11/15/2030	9	9
0.652% due 09/15/2030	8	8
0.852% due 08/15/2037	15,516	15,764
0.872% due 05/15/2037	460	465
0.875% due 03/07/2018	3,300	3,254
1.000% due 03/08/2017 - 06/29/2017 (g)	118,600	119,144
1.000% due 07/28/2017 - 09/29/2017	61,300	61,398
1.250% due 05/12/2017 - 10/02/2019	43,900	43,103
1.319% due 02/25/2045	303	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 05/30/2019		$1,800	$1,808
2.482% due 07/01/2027 - 01/01/2028		1	2
2.533% due 07/01/2030		1	1
3.750% due 03/27/2019		2,000	2,199
4.000% due 04/01/2029 - 07/01/2044		104,653	110,952
4.500% due 03/01/2029 - 08/01/2044		118,490	128,197
5.500% due 08/23/2017 - 10/01/2038		7,169	8,040
6.000% due 07/01/2016 - 07/01/2044		10,062	11,316
6.500% due 06/01/2016 - 10/01/2037		124	137
7.000% due 06/15/2023		376	420
7.500% due 07/15/2030 - 03/01/2032		87	101
8.500% due 08/01/2024		4	5
Ginnie Mae
0.752% due 02/16/2030		80	81
1.625% due 04/20/2026 - 02/20/2032		292	302
2.000% due 07/20/2030		4	4
6.000% due 12/15/2038 - 11/15/2039		90	101
7.000% due 11/20/2029		39	40
Small Business Administration
5.130% due 09/01/2023		18	20
6.290% due 01/01/2021		31	33
7.500% due 04/01/2017		77	81

Total U.S. Government Agencies (Cost $1,829,192)			1,858,187

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		154,689	155,735
0.125% due 07/15/2022		93,700	94,322
0.125% due 01/15/2023		40,257	40,115
0.375% due 07/15/2023		37,484	38,202
0.625% due 07/15/2021		36,737	38,700
1.125% due 01/15/2021		12,245	13,266
1.250% due 07/15/2020 (g)(i)		26,521	29,073
1.750% due 01/15/2028		70,719	81,382
2.000% due 01/15/2026		57,805	68,077
2.375% due 01/15/2025 (i)		174,549	211,450
2.375% due 01/15/2027		34,793	42,679
2.500% due 01/15/2029		30,693	38,698
3.625% due 04/15/2028		3,517	4,938
3.875% due 04/15/2029		28,695	41,923

Total U.S. Treasury Obligations (Cost $902,417)			898,560

MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Investment Trust
2.322% due 02/25/2045		1,168	1,181
Arran Residential Mortgages Funding PLC
1.728% due 05/16/2047	EUR	7,295	10,108
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	12,517
5.919% due 05/10/2045		6,400	6,863
Banc of America Funding Corp.
2.689% due 05/25/2035		1,299	1,338
6.000% due 03/25/2037 ^		8,970	7,631
Banc of America Mortgage Trust
2.719% due 05/25/2033		1,803	1,819
6.500% due 10/25/2031		134	141

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
5.208% due 03/26/2037		$1,205	$1,194
Bear Stearns Adjustable Rate Mortgage Trust
2.344% due 02/25/2033		14	13
2.369% due 02/25/2036		201	203
2.504% due 04/25/2033		260	265
2.564% due 01/25/2035		705	704
2.666% due 11/25/2034		3,798	3,678
2.667% due 02/25/2033		47	45
2.672% due 04/25/2034		1,104	1,109
2.737% due 01/25/2034		634	644
2.745% due 11/25/2030		1	1
2.757% due 07/25/2034		1,337	1,337
3.196% due 11/25/2034		958	970
5.236% due 01/25/2035		389	399
Bear Stearns Alt-A Trust
2.583% due 05/25/2035		3,242	3,182
2.790% due 09/25/2035		1,965	1,730
5.215% due 05/25/2036		4,785	3,770
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		963	1,041
5.700% due 06/11/2050		7,800	8,732
5.703% due 06/11/2050		5,466	5,530
Bear Stearns Structured Products, Inc.
2.096% due 01/26/2036		4,013	3,359
2.488% due 12/26/2046		2,284	1,604
Chase Mortgage Finance Trust
4.732% due 01/25/2036 ^		5,484	5,240
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035		574	569
2.530% due 05/25/2035		2,028	2,005
5.500% due 12/25/2035		4,322	3,005
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,742
Countrywide Alternative Loan Trust
0.322% due 05/25/2047		4,138	3,651
0.332% due 05/25/2047		2,927	2,548
0.342% due 09/25/2046 ^		38,048	31,310
0.352% due 05/25/2036		11,024	9,074
6.000% due 02/25/2037 ^		14,097	10,946
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		750	696
2.465% due 02/20/2035		4,138	4,118
2.498% due 11/25/2034		2,501	2,367
6.000% due 03/25/2037 ^		4,632	4,242
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,984	6,501
5.383% due 02/15/2040		440	479
Credit Suisse First Boston Mortgage Securities Corp.
4.832% due 06/25/2032		19	19
Deutsche ALT-A Securities, Inc.
0.652% due 02/25/2035		712	653
Epic Opera Arlington Ltd.
0.778% due 07/28/2016	GBP	4,428	7,575
First Horizon Alternative Mortgage Securities Trust
2.206% due 08/25/2035		$6,369	5,731
2.237% due 09/25/2035		103	92
First Horizon Mortgage Pass-Through Trust
2.583% due 10/25/2035		6,736	5,992
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.353% due 12/20/2054		2,524	2,509
0.814% due 12/20/2054	GBP	2,546	4,343
Granite Mortgages PLC
0.496% due 09/20/2044	EUR	233	320
0.707% due 01/20/2044		236	324

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.908% due 01/20/2044	GBP	359	$613
0.934% due 09/20/2044		1,854	3,163
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		$1,493	1,475
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	404
5.444% due 03/10/2039		3,400	3,713
GSR Mortgage Loan Trust
2.657% due 09/25/2035		6,509	6,584
5.017% due 11/25/2035		1,806	1,804
HarborView Mortgage Loan Trust
0.345% due 01/19/2038		6,477	5,632
0.375% due 05/19/2035		642	571
0.405% due 01/19/2036		13,450	9,602
0.485% due 01/19/2035		6,596	5,021
0.905% due 10/19/2035		4,802	4,222
2.564% due 07/19/2035		2,566	2,414
2.580% due 12/19/2035		6,160	4,811
Holmes Master Issuer PLC
1.678% due 10/15/2054	EUR	2,336	3,200
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032		$2	2
IndyMac Mortgage Loan Trust
0.362% due 04/25/2046		7,177	6,002
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		512	513
5.336% due 05/15/2047		6,800	7,383
5.420% due 01/15/2049		19,867	21,717
5.708% due 03/18/2051		9,826	10,547
5.882% due 02/15/2051		1,770	1,963
JPMorgan Mortgage Trust
2.243% due 06/25/2035		890	899
2.607% due 10/25/2036		9,296	7,906
2.952% due 02/25/2035		570	568
3.185% due 08/25/2034		8,102	8,203
5.750% due 01/25/2036 ^		1,080	1,008
MASTR Adjustable Rate Mortgages Trust
0.863% due 01/25/2047 ^		6,074	3,915
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/2036		2,498	2,310
0.402% due 11/25/2035		341	326
1.151% due 10/25/2035		966	927
2.127% due 04/25/2035		9,760	9,377
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,046
Morgan Stanley Capital Trust
5.610% due 04/15/2049		2,468	2,485
Morgan Stanley Re-REMIC Trust
5.997% due 08/12/2045		1,917	2,119
Prime Mortgage Trust
0.552% due 02/25/2019		3	3
0.552% due 02/25/2034		205	194
0.652% due 02/25/2035		8,104	7,650
Residential Accredit Loans, Inc. Trust
0.252% due 05/25/2037		15,758	11,550
0.337% due 08/25/2036		11,516	8,999
3.572% due 12/25/2035		945	793
6.000% due 09/25/2036		2,030	1,623
6.000% due 02/25/2037		43,937	35,505
Residential Asset Securitization Trust
0.602% due 10/25/2035		3,599	3,177
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	4,028
6.000% due 06/25/2037 ^		7,095	6,333
Silenus European Loan Conduit Ltd.
0.485% due 05/15/2019	EUR	233	316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
0.352% due 04/25/2047	$4,122	$3,007
5.040% due 05/25/2036	135	135
5.171% due 07/25/2035 ^	581	515
Structured Asset Mortgage Investments Trust
0.405% due 07/19/2035	3,678	3,580
0.815% due 09/19/2032	54	53
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	6	6
2.516% due 02/25/2032	7	7
Suntrust Adjustable Rate Mortgage Loan Trust
2.691% due 02/25/2037 ^	5,645	4,941
Thornburg Mortgage Securities Trust
1.452% due 03/25/2037	2,935	2,743
5.750% due 06/25/2047	25,471	22,685
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020	1,679	1,669
5.509% due 04/15/2047	3,200	3,469
Wachovia Mortgage Loan Trust LLC
2.754% due 05/20/2036 ^	9,979	8,791
WaMu Mortgage Pass-Through Certificates Trust
0.442% due 10/25/2045	662	627
0.472% due 01/25/2045	6,261	6,024
1.323% due 11/25/2042	275	271
1.523% due 08/25/2042	727	702
4.087% due 12/25/2036 ^	775	711
4.689% due 07/25/2037 ^	5,954	5,559
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036	12,688	12,382
2.613% due 03/25/2036	2,955	2,966
2.615% due 12/25/2034	1,560	1,600
2.615% due 01/25/2035	1,988	2,000

Total Mortgage-Backed Securities (Cost $471,135)		509,220

ASSET-BACKED SECURITIES 2.0%
Accredited Mortgage Loan Trust
0.282% due 02/25/2037	5,479	5,244
Amortizing Residential Collateral Trust
0.692% due 06/25/2032	144	133
Bear Stearns Asset-Backed Securities Trust
0.302% due 11/25/2036	20,047	14,586
0.312% due 08/25/2036	2,455	1,971
Countrywide Asset-Backed Certificates
0.282% due 11/25/2037	17,303	17,018
0.300% due 01/25/2037	5,680	5,372
0.552% due 06/25/2036	6,900	4,683
0.952% due 08/25/2047	3,000	2,567
Credit-Based Asset Servicing and Securitization LLC
0.210% due 11/25/2036	182	102
EMC Mortgage Loan Trust
0.892% due 05/25/2040	220	199
First Franklin Mortgage Loan Trust
0.642% due 09/25/2035	2,800	2,567
Fremont Home Loan Trust
0.212% due 01/25/2037	102	46
Hillmark Funding
0.477% due 05/21/2021	21,833	21,581
HSBC Home Equity Loan Trust
0.443% due 01/20/2034	2,751	2,742
JPMorgan Mortgage Acquisition Trust
0.212% due 03/25/2047	677	657
0.412% due 03/25/2037	2,000	1,516
Lafayette CLO Ltd.
1.630% due 09/06/2022	822	822

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
0.330% due 06/25/2036		$6,227	$4,426
Long Beach Mortgage Loan Trust
0.712% due 10/25/2034		156	143
3.152% due 11/25/2032		45	41
MASTR Asset-Backed Securities Trust
0.392% due 03/25/2036		7,515	4,142
0.442% due 12/25/2035		10,000	8,957
Morgan Stanley ABS Capital, Inc. Trust
0.402% due 08/25/2036		20,000	11,030
NovaStar Mortgage Funding Trust
0.392% due 11/25/2036		4,171	1,959
Option One Mortgage Loan Trust Asset-Backed Certificates
0.612% due 11/25/2035		11,500	8,504
Penta CLO S.A.
0.614% due 06/04/2024	EUR	2,324	3,135
Residential Asset Securities Corp. Trust
0.312% due 06/25/2036		$8,425	7,991
0.352% due 02/25/2036		1,741	1,715
0.402% due 04/25/2037		7,900	6,887
0.552% due 02/25/2036		6,800	5,336
0.732% due 05/25/2035		1,397	1,325
Securitized Asset-Backed Receivables LLC Trust
0.282% due 05/25/2037 ^		1,800	1,280
SG Mortgage Securities Trust
0.422% due 02/25/2036		3,200	1,673
SLM Private Education Loan Trust
2.802% due 12/16/2019		1,541	1,570
SLM Student Loan Trust
0.502% due 12/15/2023	EUR	13,482	18,250
Specialty Underwriting & Residential Finance Trust
0.302% due 11/25/2037		$21,500	12,468
Structured Asset Securities Corp. Mortgage Loan Trust
0.322% due 12/25/2036		14,000	11,630
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.732% due 01/25/2033		36	34
Washington Mutual Asset-Backed Certificates Trust
0.392% due 05/25/2036		14,875	9,838
Wells Fargo Home Equity Asset-Backed Securities Trust
0.742% due 11/25/2035		1,800	1,561

Total Asset-Backed Securities (Cost $191,842)			205,701

SOVEREIGN ISSUES 12.4%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	700	992
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,316
4.125% due 09/15/2017	EUR	2,300	3,367
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	32,000	13,379
0.000% due 07/01/2015		240,000	97,871
0.000% due 01/01/2017		22,000	7,559
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	12,400	17,130
2.250% due 05/15/2016		25,500	35,991
2.750% due 12/01/2015		39,300	55,534
3.000% due 06/15/2015		25,300	35,506
3.000% due 11/01/2015		147,200	208,297
3.750% due 08/01/2015		59,500	84,365
3.750% due 04/15/2016		2,200	3,183
3.750% due 08/01/2016		8,400	12,243
4.500% due 07/15/2015		70,400	100,480
4.750% due 05/01/2017		4,900	7,447

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 06/01/2017	EUR	7,400	$11,261
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		38,200	52,099
0.000% due 12/31/2015		2,800	3,804
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,199
Mexico Government International Bond
9.500% due 12/18/2014	MXN	175,000	13,905
Province of Ontario
1.000% due 07/22/2016		$2,500	2,518
1.600% due 09/21/2016		300	306
1.650% due 09/27/2019		2,800	2,760
3.000% due 07/16/2018		3,700	3,915
3.150% due 06/02/2022	CAD	7,600	7,331
4.000% due 10/07/2019		$700	771
4.000% due 06/02/2021	CAD	21,400	21,913
4.200% due 03/08/2018		1,100	1,124
4.200% due 06/02/2020		12,500	12,952
4.300% due 03/08/2017		900	907
4.400% due 06/02/2019		5,600	5,828
4.400% due 04/14/2020		$600	673
5.500% due 06/02/2018	CAD	2,300	2,458
Province of Quebec
2.750% due 08/25/2021		$17,100	17,285
3.500% due 07/29/2020		3,000	3,214
3.500% due 12/01/2022	CAD	6,300	6,197
4.250% due 12/01/2021		21,200	22,001
4.500% due 12/01/2017		700	718
4.500% due 12/01/2020		2,500	2,632
Spain Government International Bond
3.000% due 04/30/2015	EUR	7,200	10,084
3.150% due 01/31/2016		100,400	143,429
3.250% due 04/30/2016		500	720
3.300% due 07/30/2016		1,300	1,882
3.750% due 10/31/2015		69,500	99,468
4.000% due 07/30/2015		64,800	92,267
4.250% due 10/31/2016		8,700	12,911
4.500% due 01/31/2018		19,100	29,413
5.500% due 07/30/2017		2,100	3,283

Total Sovereign Issues (Cost $1,270,363)			1,278,888

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	$13,650

Total Preferred Securities (Cost $13,075)			13,650

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.8%

CERTIFICATES OF DEPOSIT 1.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.075% due 05/16/2016		$22,500	22,502
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.280% due 06/12/2015		5,100	5,100
Credit Suisse
0.465% due 03/17/2015		6,600	6,600
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		45,200	45,036
Royal Bank of Canada
1.370% due 05/07/2015	CAD	95,200	89,176

			168,414

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co.
0.880% due 07/14/2014		$7,400	7,398
0.900% due 08/05/2014		7,500	7,493

			14,891

REPURCHASE AGREEMENTS (e) 1.6%
			169,404

SHORT-TERM NOTES 1.4%
Federal Home Loan Bank
0.058% due 08/01/2014		54,100	54,097
0.070% due 08/13/2014		39,200	39,197
0.086% due 09/12/2014		33,100	33,098
Freddie Mac
0.080% due 11/21/2014		5,500	5,499
0.090% due 01/08/2015		9,100	9,096

			140,987

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	30,400	$41,230

MEXICO TREASURY BILLS 2.6%
3.008% due 07/24/2014 - 12/24/2014 (b)	MXN	3,458,100	263,395

U.S. TREASURY BILLS 0.0%
0.042% due 10/16/2014 - 12/26/2014 (b)(i)		$1,880	1,880

Total Short-Term Instruments (Cost $798,780)			800,201

Total Investments in Securities (Cost $7,599,149)			7,834,405

		SHARES
INVESTMENTS IN AFFILIATES 31.2%

SHORT-TERM INSTRUMENTS 31.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.2%
PIMCO Short-Term Floating NAV Portfolio		1,717	17
PIMCO Short-Term Floating NAV Portfolio III		321,406,810	3,211,497

Total Short-Term Instruments (Cost $3,211,432)			3,211,514

Total Investments in Affiliates (Cost $3,211,432)			3,211,514

Total Investments 107.2% (Cost $10,810,581)			$11,045,919

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(5,356))			2,623

Other Assets and Liabilities, net (7.2%)			(745,753)

Net Assets 100.0%			$10,302,789

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.140%	06/30/2014	07/01/2014	$35,000	U.S. Treasury Notes 1.625% due 06/30/2019	$(35,704)	$35,000	$35,000
NMO	0.150%	06/30/2014	07/01/2014	56,500	U.S. Treasury Bills 0.047% due 12/11/2014	(49,988)	56,500	56,500
					U.S. Treasury Notes 3.125% due 05/15/2021	(7,692)
RDR	0.140%	06/30/2014	07/01/2014	74,400	U.S. Treasury Notes 1.375% due 07/31/2018	(75,946)	74,400	74,400
SSB	0.000%	06/30/2014	07/01/2014	3,504	Freddie Mac 2.000% due 01/30/2023	(3,577)	3,504	3,504

Total Repurchase Agreements						$(172,907)	$169,404	$169,404

(1)	Includes accrued interest.

As of June 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2014 was $123,108 at a weighted average interest rate of (0.037)%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$35,000	$0	$0	$0	$35,000	$(35,704)	$(704)
NMO	56,500	0	0	0	56,500	(57,680)	(1,180)
RDR	74,400	0	0	0	74,400	(75,946)	(1,546)
SSB	3,504	0	0	0	3,504	(3,577)	(73)

Master Securities Forward Transaction Agreement
DEU	0	0	0	0	0	(890)	(890)
FOB	0	0	0	0	0	(330)	(330)
GSC	0	0	0	0	0	(410)	(410)
JPS	0	0	0	0	0	(180)	(180)
MSC	0	0	0	0	0	(1,820)	(1,820)
SAL	0	0	0	0	0	(1,236)	(1,236)

Total Borrowings and Other Financing Transactions	$169,404	$0	$0	$0

(2)

Net Exposure represents the net receivable/ (payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2016	289	$28	$10	$(15)
3-Month Euribor June Futures	Long	06/2016	289	26	15	(10)
3-Month Euribor March Futures	Long	03/2017	289	42	15	(20)
3-Month Euribor September Futures	Long	09/2016	289	25	10	(10)
90-Day Eurodollar December Futures	Long	12/2015	23,536	5,613	1,177	0
90-Day Eurodollar December Futures	Long	12/2016	89	19	4	0
90-Day Eurodollar June Futures	Long	06/2016	1,496	201	75	0
90-Day Eurodollar March Futures	Long	03/2016	11,917	970	745	0
90-Day Eurodollar March Futures	Long	03/2017	89	22	5	0
90-Day Eurodollar September Futures	Long	09/2015	7,708	3,280	289	0
90-Day Eurodollar September Futures	Long	09/2016	3,749	3,360	187	0
U.S. Treasury 5-Year Note September Futures	Long	09/2014	17,266	(1,863)	1,214	0
U.S. Treasury 10-Year Note September Futures	Long	09/2014	19,445	2,410	1,519	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	1,795	2,812	505	0

Total Futures Contracts				$16,945	$5,770	$(55)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.IG-21 5-Year Index	(1.000%	)	12/20/2018	$10,300	$(223)	$(17)	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$10,300	$223	$8	$0	$(4)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	34,900	700	130	0	(16)

				$923	$138	$0	$(20)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$ 130,400	$(1,112)	$(959)	$38	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	481,000	4,161	356	61	0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016	903,900	1,664	942	215	0
Pay	3-Month USD-LIBOR	1.750%	06/15/2017	740,100	(313)	(333)	137	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	782,900	7,403	12	121	0
Receive	3-Month USD-LIBOR	2.750%	06/18/2024	61,800	(827)	(456)	0	(109)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	51,700	725	(127)	64	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	34,800	(6,334)	2,803	0	(210)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	378,600	40,767	16,037	0	(2,026)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	283,400	(11,188)	(24,773)	0	(1,687)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN 35,100	105	1	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	17,100	(28)	20	1	0

					$35,023	$(6,477)	$637	$(4,032)

Total Swap Agreements					$35,723	$(6,356)	$641	$(4,052)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(g)	Securities with an aggregate market value of $110,657 and cash of $14,847 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5,770	$641	$6,411	$0	$(55)	$(4,052)	$(4,107)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	3,371	$	1,531	$5	$0
	07/2014	JPY	9,451,400		92,752	0	(545)
	07/2014	$	1,500	BRL	3,371	26	0
	07/2014		122,771	EUR	90,357	955	0
	05/2015	CAD	93,921	$	85,565	0	(1,789)
	06/2015	EUR	36,855		50,109	0	(447)
	06/2016		104,144		142,587	0	(1,297)

BPS	07/2014	BRL	6,740		3,060	10	0
	07/2014	EUR	33,141		45,052	0	(328)
	07/2014	MXN	73,434		5,626	0	(25)
	07/2014	$	3,000	BRL	6,740	51	0
	07/2014		18,611	MXN	243,484	130	0
	08/2014	EUR	300	$	380	0	(31)
	12/2014	MXN	350,829		26,627	0	(100)
	04/2015	BRL	333		135	0	(5)
	06/2015	EUR	16,570		22,472	0	(258)

BRC	07/2014		68,026		92,738	0	(410)
	07/2014	JPY	548,800		5,382	0	(36)
	07/2014	$	117,050	EUR	86,287	1,102	0
	07/2014		98,468	JPY	10,000,200	246	0
	08/2014	JPY	10,000,200	$	98,490	0	(249)
	08/2014	MXN	25,896		1,988	0	(1)
	09/2014	GBP	26,976		45,279	0	(861)
	12/2014	MXN	226,450		17,282	16	0
	06/2015	EUR	21,007		28,540	0	(276)
	06/2016		19,578		26,921	0	(134)

CBK	07/2014		14,177		19,305	0	(106)
	07/2014	$	1,143	EUR	838	5	0

DUB	07/2014	EUR	683,986	$	931,566	0	(5,016)
	07/2014	$	14,608	EUR	10,773	143	0
	12/2014	MXN	180,823	$	13,752	0	(29)
	06/2016	EUR	10,773		14,750	0	(133)

FBF	07/2014	$	40,994	EUR	30,262	443	0
	04/2015	BRL	15,814	$	6,419	0	(234)
	06/2015	EUR	30,262		41,074	0	(438)
	07/2015	BRL	2,053		843	0	(1)

GLM	08/2014	$	48,418	BRL	108,118	58	0
	08/2014		25,357	MXN	334,018	294	0
	09/2014	MXN	645,881	$	49,313	0	(209)
	09/2014	$	6,211	CAD	6,652	11	0
	10/2014		15,724	MXN	205,074	0	(35)
	07/2015	BRL	117,971	$	48,418	0	(107)

HUS	07/2014	$	29,154	EUR	21,510	300	0
	04/2015	BRL	15,853	$	6,437	0	(232)

JPM	07/2014		30,331		13,771	44	0
	07/2014	EUR	129,697		177,114	0	(481)
	07/2014	$	13,550	BRL	30,331	178	0
	07/2014		760,990	EUR	559,757	5,486	0
	08/2014	BRL	30,331	$	13,427	0	(173)
	08/2014	EUR	559,757		761,081	0	(5,493)
	08/2014	TRY	5,574		2,563	0	(44)
	07/2015	BRL	120,000		49,379	18	0

MSC	07/2014	$	37,506	EUR	27,527	187	0
	08/2014	BRL	108,118	$	48,403	0	(73)
	06/2016	EUR	27,527		37,859	0	(170)

NAB	07/2014	$	109,949	EUR	80,908	838	0
	06/2015	EUR	41,667	$	56,570	0	(587)
	06/2016		59,849		82,177	0	(517)

RBC	09/2014	CAD	101,713		93,564	0	(1,575)
	09/2014	$	18,336	MXN	238,455	0	(59)
	12/2014	MXN	33,004	$	2,512	0	(5)

SOG	12/2014		2,061,493		156,856	0	(330)

UAG	07/2014	BRL	43,791		19,482	0	(337)
	07/2014	$	19,852	BRL	43,791	25	(58)
	07/2014		27,890	EUR	20,608	329	0
	08/2014		5,954	BRL	13,460	80	0

Total Forward Foreign Currency Contracts						$10,980	$(23,234)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	$	83,300	$(214)	$(33)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.560%	09/02/2014		107,700	(194)	(102)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.860%	09/02/2014		107,700	(1,583)	(414)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		113,700	(273)	(45)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	07/28/2014		140,700	(884)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		21,700	(61)	(58)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014		30,700	(126)	(119)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	09/02/2014		21,700	(174)	(17)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		58,700	(221)	(318)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	09/02/2014		58,700	(352)	(22)

RYL	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014		44,400	(134)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	09/02/2014		31,300	(126)	(121)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		155,000	(775)	(839)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014		217,000	(3,781)	(269)

								$(8,898)	$(2,374)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$4,900	$(274)	$(199)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(9)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(22)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(10)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(2)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(7)

						$(788)	$(50)

Total Written Options						$(9,960)	$(2,623)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	864	$2,690,000	EUR	203,800	$(11,524)
Sales	550	2,225,200		0	(14,424)
Closing Buys	0	(247,300)		0	1,237
Expirations	(1,139)	(3,273,300)		(117,000)	13,977
Exercised	(275)	(115,700)		(86,800)	774

Balance at End of Period	0	$1,278,900	EUR	0	$(9,960)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	$5,300	$(94)	$131	$37	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	700	(6)	12	6	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.609%	18,800	(349)	500	151	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	700	(11)	16	5	0
	MetLife, Inc.	1.000%	12/20/2014	0.075%	10,800	(143)	194	51	0
	MetLife, Inc.	1.000%	09/20/2015	0.120%	7,500	(492)	576	84	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%	18,100	(865)	1,099	234	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	1,200	0	13	13	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	1,700	16	15	31	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	2,200	(4)	49	45	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.140%	9,000	(263)	380	117	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.079%	EUR 16,900	$(238)	$309	$71	$0

BRC	Brazil Government International Bond	1.000%	06/20/2015	0.319%	$ 1,000	(14)	21	7	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	2,300	(20)	39	19	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	1,100	(7)	17	10	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	18,400	(27)	186	159	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	31,000	(781)	1,011	230	0
	China Government International Bond	1.000%	12/20/2016	0.299%	2,300	44	(4)	40	0
	China Government International Bond	1.000%	12/20/2018	0.623%	900	9	6	15	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	30,600	455	15	470	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	7,500	(49)	80	31	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	2,900	(65)	85	20	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	14,200	101	154	255	0

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.355%	1,000	(16)	24	8	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	51,100	(156)	599	443	0
	China Government International Bond	1.000%	12/20/2018	0.623%	2,600	24	19	43	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.181%	11,000	111	(87)	24	0
	MetLife, Inc.	1.000%	12/20/2015	0.149%	6,900	(251)	340	89	0
	Mexico Government International Bond	1.000%	03/20/2015	0.115%	2,600	(60)	77	17	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	1,200	(18)	31	13	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	800	(1)	17	16	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	1,900	14	20	34	0

DUB	Bank of America Corp.	1.000%	09/20/2014	0.155%	4,000	31	(22)	9	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	20,700	363	(10)	353	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2017	0.226%	23,900	544	13	557	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%	6,600	(70)	117	47	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	8,100	(20)	90	70	0
	China Government International Bond	1.000%	12/20/2016	0.299%	2,000	39	(4)	35	0
	Export-Import Bank of China	1.000%	06/20/2017	0.711%	800	(34)	41	7	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	4,300	53	(10)	43	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.366%	1,100	(26)	35	9	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.871%	5,300	(156)	178	22	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,800	(20)	32	12	0
	Mexico Government International Bond	1.000%	03/20/2016	0.200%	15,800	(116)	340	224	0
	Mexico Government International Bond	1.000%	06/20/2016	0.217%	40,900	99	549	648	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	200	1	2	3	0

FBF	Brazil Government International Bond	1.000%	06/20/2015	0.319%	8,200	(209)	267	58	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	5,500	(69)	115	46	0
	China Government International Bond	1.000%	03/20/2015	0.123%	700	3	1	4	0
	Vodafone Group PLC	1.000%	03/20/2016	0.179%	3,900	56	1	57	0

GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	2,600	(46)	64	18	0
	Brazil Government International Bond	1.000%	06/20/2015	0.319%	900	(12)	18	6	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,800	(13)	24	11	0
	Japan Government International Bond	1.000%	12/20/2015	0.116%	2,800	68	(31)	37	0
	Mexico Government International Bond	1.000%	06/20/2017	0.311%	500	(5)	15	10	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	3,200	(9)	74	65	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.355%	3,300	(33)	60	27	0
	Brazil Government International Bond	1.000%	06/20/2016	0.577%	25,400	(37)	257	220	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	9,700	(52)	93	41	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	1,000	6	12	18	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	300	3	3	6	0
	Mexico Government International Bond	1.000%	09/20/2017	0.329%	2,400	(53)	106	53	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	1,500	(4)	34	30	0

JPM	Brazil Government International Bond	1.000%	06/20/2015	0.319%	10,900	(120)	196	76	0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	3,300	(34)	61	27	0
	Brazil Government International Bond	1.000%	09/20/2016	0.618%	5,300	(31)	78	47	0
	Mexico Government International Bond	0.920%	03/20/2016	0.200%	1,200	0	18	18	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	700	4	8	12	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	1,600	22	8	30	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	4,500	(10)	102	92	0

MYC	Brazil Government International Bond	1.000%	06/20/2015	0.319%	1,500	(15)	25	10	0
	Greece Government International Bond	1.000%	06/20/2015	3.035%	EUR 33,800	(1,570)	679	0	(891)
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	$ 5,300	(79)	121	42	0
	Italy Government International Bond	1.000%	06/20/2017	0.669%	1,900	7	13	20	0
	Mexico Government International Bond	1.000%	09/20/2016	0.230%	7,100	(33)	157	124	0

RYL	China Government International Bond	1.000%	09/20/2016	0.258%	400	3	4	7	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	5,400	(63)	121	58	0

SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	7,900	34	25	59	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.074%	$ 2,600	$(47)	$65	$18	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.355%	700	(7)	12	5	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.653%	2,400	(38)	57	19	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.871%	3,200	(99)	112	13	0
	Mexico Government International Bond	1.000%	09/20/2015	0.147%	600	(8)	15	7	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.061%	EUR 26,600	(398)	486	88	0

						$(5,356)	$10,771	$6,306	$(891)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$6,100	$(265)	$174	$0	$(91)

BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	33,800	4,264	(3,509)	755	0

DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	2,600	259	(236)	23	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	18,400	2,222	(1,811)	411	0

FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	137	(114)	23	0

GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(41)	9	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	28	28	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	3,031	(80)	63	0	(17)

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	37,700	4,099	(3,257)	842	0

JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,000	345	(278)	67	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	4,051	0	62	62	0

MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	11,000	1,288	(1,042)	246	0

					$12,319	$(9,961)	$2,466	$(108)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	5,400	$4	$(109)	$0	$(105)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		6,000	0	(24)	0	(24)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	46,000	(12)	154	142	0

BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		7,400	(10)	3	0	(7)

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		29,500	15	71	86	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		18,300	(11)	43	32	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		932,000	(264)	3,008	2,744	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		149,000	(108)	241	133	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		23,100	(15)	64	49	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		17,800	(4)	54	50	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,000	(26)	6	0	(20)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		83,000	(7)	(10)	0	(17)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		6,500	(19)	13	0	(6)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		14,900	(26)	35	9	0

DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	2,000	1	(8)	0	(7)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	44,000	(18)	153	135	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		14,800	(25)	13	0	(12)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	6,600	$0	$(134)	$0	$(134)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		2,100	1	(9)	0	(8)
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018	MXN	124,600	(95)	207	112	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		41,700	(26)	114	88	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		58,600	(12)	178	166	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(13)	155	142	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		10,000	(23)	8	0	(15)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		15,600	(39)	26	0	(13)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		464,500	176	1,177	1,353	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		54,900	(35)	132	97	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		50,000	(34)	181	147	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		303,000	(483)	904	421	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		19,500	(1)	57	56	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		161,500	(339)	95	0	(244)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		18,700	(31)	16	0	(15)
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		311,200	(5)	994	989	0

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		18,500	(7)	46	39	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		9,200	(1)	27	26	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(16)	152	136	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		21,200	(89)	101	12	0

MYC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	0	0	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	30,400	6	83	89	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		105,000	(58)	367	309	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		196,000	(318)	590	272	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		27,600	(16)	74	58	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		51,400	(11)	156	145	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		28,000	7	98	105	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		197,100	(354)	57	0	(297)

SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		92,000	(16)	298	282	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,300	3	(75)	0	(72)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	49,000	(5)	0	0	(5)

							$(2,359)	$9,782	$8,424	$(1,001)

Total Swap Agreements							$4,604	$10,592	$17,196	$(2,000)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(i)	Securities with an aggregate market value of $5,677 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$986	$0	$916	$1,902	$(4,078)	$(199)	$(220)	$(4,497)	$(2,595)	$2,295	$(300)
BPS	191	0	71	262	(747)	0	(7)	(754)	(492)	0	(492)
BRC	1,364	0	5,114	6,478	(1,967)	0	(43)	(2,010)	4,468	(4,770)	(302)
CBK	5	0	687	692	(106)	(41)	0	(147)	545	(830)	(285)
DUB	143	0	2,608	2,751	(5,178)	(9)	(19)	(5,206)	(2,455)	(1,200)	(3,655)
FBF	443	0	188	631	(673)	0	0	(673)	(42)	0	(42)
GLM	363	0	508	871	(351)	0	(170)	(521)	350	(460)	(110)
GST	0	0	184	184	0	0	(17)	(17)	167	(260)	(93)
HUS	300	0	4,300	4,600	(232)	0	(259)	(491)	4,109	(4,070)	39
JPM	5,726	0	644	6,370	(6,191)	(549)	0	(6,740)	(370)	(250)	(620)
MSC	187	0	0	187	(243)	0	0	(243)	(56)	0	(56)
MYC	0	0	1,420	1,420	0	(239)	(1,188)	(1,427)	(7)	(1,880)	(1,887)
NAB	838	0	0	838	(1,104)	0	0	(1,104)	(266)	0	(266)
NGF	0	0	0	0	0	(340)	0	(340)	(340)	72	(268)
RBC	0	0	0	0	(1,639)	0	0	(1,639)	(1,639)	1,590	(49)
RYL	0	0	65	65	0	(1,246)	0	(1,246)	(1,181)	(497)	(1,678)
SOG	0	0	341	341	(330)	0	0	(330)	11	(260)	(249)
UAG	434	0	150	584	(395)	0	(77)	(472)	112	0	112

Total Over the Counter	$10,980	$0	$17,196	$28,176	$(23,234)	$(2,623)	$(2,000)	$(27,857)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio's derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,770	$5,770
Swap Agreements	0	4	0	0	637	641

	$0	$4	$0	$0	$6,407	$6,411

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,980	$0	$10,980
Swap Agreements	0	8,772	0	0	8,424	17,196

	$0	$8,772	$0	$10,980	$8,424	$28,176

	$0	$8,776	$0	$10,980	$14,831	$34,587

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55	$55
Swap Agreements	0	20	0	0	4,032	4,052

	$0	$20	$0	$0	$4,087	$4,107

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,234	$0	$23,234
Written Options	0	0	0	199	2,424	2,623
Swap Agreements	0	999	0	0	1,001	2,000

	$0	$999	$0	$23,433	$3,425	$27,857

	$0	$1,019	$0	$23,433	$7,512	$31,964

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$548	$548
Futures	0	0	0	0	36,560	36,560
Swap Agreements	0	218	0	0	(11,397)	(11,179)

	$0	$218	$0	$0	$25,711	$25,929

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,945)	$0	$(2,945)
Written Options	0	173	0	0	12,830	13,003
Swap Agreements	0	5,229	0	0	2,181	7,410

	$0	$5,402	$0	$(2,945)	$15,011	$17,468

	$0	$5,620	$0	$(2,945)	$40,722	$43,397

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$128	$128
Futures	0	0	0	0	45,305	45,305
Swap Agreements	0	121	0	0	(71,403)	(71,282)

	$0	$121	$0	$0	$(25,970)	$(25,849)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,406)	$0	$(2,406)
Written Options	0	(27)	0	75	1,846	1,894
Swap Agreements	0	3,152	0	0	9,764	12,916

	$0	$3,125	$0	$(2,331)	$11,610	$12,404

	$0	$3,246	$0	$(2,331)	$(14,360)	$(13,445)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

June 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,302	$0	$20,302
Corporate Bonds & Notes
Banking & Finance	0	1,443,170	67,065	1,510,235
Industrials	0	166,015	6,457	172,472
Utilities	0	141,356	0	141,356
Municipal Bonds & Notes
California	0	253,019	0	253,019
Illinois	0	2,759	0	2,759
Iowa	0	653	0	653
Mississippi	0	2,832	0	2,832
Nebraska	0	7,367	0	7,367
Nevada	0	5,654	0	5,654
New Jersey	0	41,949	0	41,949
New York	0	14,391	0	14,391
Ohio	0	46,914	0	46,914
Texas	0	26,117	0	26,117
Washington	0	20,374	0	20,374
Wisconsin	0	3,604	0	3,604
U.S. Government Agencies	0	1,858,187	0	1,858,187
U.S. Treasury Obligations	0	898,560	0	898,560
Mortgage-Backed Securities	0	509,220	0	509,220
Asset-Backed Securities	0	205,701	0	205,701
Sovereign Issues	0	1,278,888	0	1,278,888
Preferred Securities
Banking & Finance	13,650	0	0	13,650
Short-Term Instruments
Certificates of Deposit	0	168,414	0	168,414
Commercial Paper	0	14,891	0	14,891
Repurchase Agreements	0	169,404	0	169,404

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Short-Term Notes	$0	$140,987	$0	$140,987
Greece Treasury Bills	0	41,230	0	41,230
Mexico Treasury Bills	0	263,395	0	263,395
U.S. Treasury Bills	0	1,880	0	1,880
	$13,650	$7,747,233	$73,522	$7,834,405

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,211,514	0	0	3,211,514

Total Investments	$3,225,164	$7,747,233	$73,522	$11,045,919

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,770	641	0	6,411
Over the counter	0	28,176	0	28,176
	$5,770	$28,817	$0	$34,587

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(4,052)	0	(4,107)
Over the counter	0	(27,807)	(50)	(27,857)
	$(55)	$(31,859)	$(50)	$(31,964)

Totals	$3,230,879	$7,744,191	$73,472	$11,048,542

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented in these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC ("PIMCO" or "Manager") serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	25

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

SEMIANNUAL REPORT	JUNE 30, 2014	29

Notes to Financial Statements (Cont.)

guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage

Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$17	$0	$0	$0	$0	$17	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$412,223	$4,681,230	$(1,882,299)	$11	$332	$3,211,497	$2,430	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in

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Notes to Financial Statements (Cont.)

interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the

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proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the

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Notes to Financial Statements (Cont.)

Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. Treasury obligation involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. Treasury obligation to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of

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Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency

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Notes to Financial Statements (Cont.)

being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio.

The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2014, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$302,576	$138,973

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$12,184,064	$16,959,577	$1,749,632	$854,081

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,528	$16,973	4,809	$54,787
Administrative Class	36,762	409,215	104,111	1,180,306
Advisor Class	17,875	198,785	61,815	701,151
Issued as reinvestment of distributions
Institutional Class	213	2,372	1,073	12,090
Administrative Class	5,385	60,087	22,323	250,661
Advisor Class	1,513	16,891	5,632	63,114
Cost of shares redeemed
Institutional Class	(2,849)	(31,654)	(22,315)	(246,293)
Administrative Class	(68,362)	(759,979)	(176,233)	(1,984,315)
Advisor Class	(8,952)	(99,515)	(24,664)	(277,921)
Net increase (decrease) resulting from Portfolio share transactions	(16,887)	$(186,825)	(23,449)	$(246,420)

As of June 30, 2014, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 28% of the Portfolio. One shareholder is a related party to the portfolio and comprises 12% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$10,811,601	$259,924	$(25,606)	$234,318

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	39

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NMO	National Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Dain Rausher, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BABs	Build America Bonds	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT73SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Unconstrained Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or

4	PIMCO VARIABLE INSURANCE TRUST

any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Unconstrained Bond Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	30.8%
Corporate Bonds & Notes	30.0%
Sovereign Issues	16.3%
Asset-Backed Securities	9.6%
Mortgage-Backed Securities	7.3%
Other	6.0%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (05/02/2011)
PIMCO Unconstrained Bond Portfolio Administrative Class	2.63%	1.34%	2.52%
3 Month USD LIBOR Index±	0.12%	0.25%	0.34%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.05% for Administrative Class shares.

± The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,026.30	$1,019.59
Expenses Paid During Period†	$5.28	$5.26
Net Annualized Expense Ratio††	1.05%	1.05%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Long exposure to U.S. government intermediate maturities, which experienced positive total returns over the reporting period, added to performance.

»	A short position at the long end of the U.S. government yield curve detracted from performance as longer-maturity interest rates had positive performance.

»

Eurozone duration (or sensitivity to changes in market interest rates) positioning added to performance, primarily driven by exposure to short-dated peripheral countries such as Spain and Italy, as yields in these countries fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance as prices on these securities generally rose over the reporting period.

»

Exposure to corporate spreads contributed to performance, driven by U.S. and European sell-protection credit default swaps. Spreads on the Markit CDX North America Investment Grade Index and Markit iTraxx Europe Index were net tighter over the reporting period.

»	Exposure to financial sector bonds also added to performance as the financial subsector of the Barclays U.S. Corporate Investment Grade Index posted positive returns over the reporting period.

»	Exposure to local interest rates in Mexico was net positive for performance as interest rates in Mexico fell over the reporting period.

»	Exposure to municipal bonds added to returns as the Barclays Municipal Bond Index posted positive returns over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	12/31/2012	05/02/2011-12/31/2011

Administrative Class
Net asset value beginning of year or period	$10.25		$10.46	$9.81	$10.00
Net investment income (a)	0.05		0.17	0.19	0.15
Net realized/unrealized gain (loss)	0.22		(0.28)	0.57	(0.26)
Total income (loss) from investment operations	0.27		(0.11)	0.76	(0.11)
Dividends from net investment income	(0.04)		(0.06)	(0.11)	(0.08)
Distributions from net realized capital gains	0.00		(0.04)	0.00	0.00
Total distributions	(0.04)		(0.10)	(0.11)	(0.08)
Net asset value end of year or period	$10.48		$10.25	$10.46	$9.81
Total return	2.63%		(1.12)%	7.75%	(1.05)%
Net assets end of year or period (000s)	$454,395		$404,497	$267,488	$160,254
Ratio of expenses to average net assets	1.05	%*	1.05%	1.05%	1.05	%*
Ratio of expenses to average net assets excluding waivers	1.05	%*	1.05%	1.05%	1.10	%*
Ratio of expenses to average net assets excluding interest expense	1.05	%*	1.05%	1.05%	1.05	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.05	%*	1.05%	1.05%	1.10	%*
Ratio of net investment income to average net assets	0.97	%*	1.59%	1.89%	2.35	%*
Portfolio turnover rate	128	%**	928%**	879%**	302	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$359,138
Investments in Affiliates	101,325
Financial Derivative Instruments
Exchange-traded or centrally cleared	398
Over the counter	3,434
Cash	712
Deposits with counterparty	1,584
Foreign currency, at value	864
Receivable for investments sold	851
Receivable for Portfolio shares sold	503
Interest and dividends receivable	2,304
Dividends receivable from Affiliates	27
471,140

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$826
Financial Derivative Instruments
Exchange-traded or centrally cleared	235
Over the counter	3,328
Payable for investments purchased	7,076
Payable for investments in Affiliates purchased	27
Deposits from counterparty	1,880
Payable for Portfolio shares redeemed	3
Accrued investment advisory fees	216
Accrued supervisory and administrative fees	108
Accrued servicing fees	54
Reimbursement to PIMCO	8
Other liabilities	2
13,763

Net Assets	$457,377

Net Assets Consist of:
Paid in capital	$444,672
Undistributed net investment income	1,045
Accumulated net realized (loss)	(4,977)
Net unrealized appreciation	16,637
$457,377

Net Assets:
Institutional Class	$733
Administrative Class	454,395
Advisor Class	2,249

Shares Issued and Outstanding:
Institutional Class	70
Administrative Class	43,338
Advisor Class	215

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.48
Administrative Class	10.48
Advisor Class	10.48

Cost of Investments in Securities	$344,275
Cost of Investments in Affiliates	$101,318
Cost of Foreign Currency Held	$861
Cost or Premiums of Financial Derivative Instruments, net	$(1,859)

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$4,123
Dividends	9
Dividends from Investments in Affiliates	158
Total Income	4,290

Expenses:
Investment advisory fees	1,269
Supervisory and administrative fees	635
Servicing fees - Administrative Class	316
Distribution and/or servicing fees - Advisor Class	1
Trustee fees	2
Miscellaneous expense	10
Total Expenses	2,233
Waiver and/or Reimbursement by PIMCO	(2)
Net Expenses	2,231

Net Investment Income	2,059

Net Realized Gain (Loss):
Investments in securities	1,658
Investments in Affiliates	(32)
Exchange-traded or centrally cleared financial derivative instruments	345
Over the counter financial derivative instruments	683
Foreign currency	26
Net Realized Gain	2,680

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	4,236
Investments in Affiliates	62
Exchange-traded or centrally cleared financial derivative instruments	(1,340)
Over the counter financial derivative instruments	3,850
Foreign currency assets and liabilities	2
Net Change in Unrealized Appreciation	6,810
Net Gain	9,490

Net Increase in Net Assets Resulting from Operations	$11,549

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$2,059	$5,463
Net realized gain (loss)	2,680	(9,786)
Net change in unrealized appreciation (depreciation)	6,810	(1,088)
Net increase (decrease) resulting from operations	11,549	(5,411)

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(3)
Administrative Class	(1,626)	(1,904)
Advisor Class	(3)	(0)^
From net realized capital gains
Institutional Class	0	(3)
Administrative Class	0	(1,483)
Advisor Class	0	(0)^

Total Distributions	(1,633)	(3,393)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	41,813	146,937

Total Increase in Net Assets	51,729	138,133

Net Assets:
Beginning of period	405,648	267,515
End of period*	$457,377	$405,648

* Including undistributed net investment income of:	$1,045	$619

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.5%

BANK LOAN OBLIGATIONS 2.9%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,718	$2,725
Chrysler Group LLC
3.500% due 05/24/2017		4,389	4,411
Dell, Inc.
3.750% due 10/29/2018		190	190
H.J. Heinz Co.
3.500% due 06/05/2020		891	899
HCA, Inc.
2.900% due 03/31/2017		4,987	5,005

Total Bank Loan Obligations (Cost $13,178)			13,230

CORPORATE BONDS & NOTES 30.2%

BANKING & FINANCE 15.3%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,316
AGFC Capital Trust
6.000% due 01/15/2067		100	87
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,244
3.500% due 07/18/2016		500	517
4.625% due 06/26/2015		1,300	1,344
5.500% due 02/15/2017		1,400	1,520
6.750% due 12/01/2014		5,900	6,036
8.300% due 02/12/2015		100	104
American International Group, Inc.
8.250% due 08/15/2018		400	497
Bank of America Corp.
0.554% due 08/15/2016		100	99
1.050% due 03/22/2016		1,700	1,713
2.000% due 01/11/2018		1,400	1,410
3.929% due 10/21/2025	MXN	2,000	172
5.750% due 12/01/2017		$3,500	3,955
6.400% due 08/28/2017		700	800
6.875% due 04/25/2018		1,300	1,532
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	500	1,171
BPCE S.A.
5.150% due 07/21/2024		$600	634
CIT Group, Inc.
4.250% due 08/15/2017		300	314
4.750% due 02/15/2015		2,500	2,555
Citigroup, Inc.
0.904% due 11/15/2016		500	503
5.000% due 09/15/2014		200	202
6.010% due 01/15/2015		300	309
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	1,100	1,819
Eksportfinans ASA
2.000% due 09/15/2015		$200	200
3.000% due 11/17/2014		883	889
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		4,000	4,031
2.750% due 05/15/2015		2,300	2,345
3.875% due 01/15/2015		1,100	1,120
3.984% due 06/15/2016		1,590	1,681
4.207% due 04/15/2016		1,000	1,056
7.000% due 04/15/2015		100	105
Goldman Sachs Group, Inc.
0.727% due 01/12/2015		700	701
6.150% due 04/01/2018		200	229
ING Bank NV
0.574% due 01/04/2016		1,400	1,400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
4.875% due 04/01/2015		$5,300	$5,442
5.750% due 05/15/2016		500	537
6.500% due 09/01/2014		800	807
8.625% due 09/15/2015		500	542
8.750% due 03/15/2017		200	233
IPIC GMTN Ltd.
3.125% due 11/15/2015		300	310
JPMorgan Chase & Co.
0.847% due 02/26/2016		1,500	1,509
1.100% due 10/15/2015		700	703
1.129% due 01/25/2018		300	304
3.150% due 07/05/2016		3,200	3,337
3.450% due 03/01/2016		3,500	3,654
Metropolitan Life Global Funding
0.356% due 06/23/2016 (b)		900	900
Morgan Stanley
1.750% due 02/25/2016		1,200	1,217
Murray Street Investment Trust
4.647% due 03/09/2017		200	216
Pricoa Global Funding
0.375% due 05/16/2016		800	801
Prudential Covered Trust
2.997% due 09/30/2015		720	738
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	216
RCI Banque S.A.
4.375% due 01/27/2015	EUR	100	140
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	423
SLM Corp.
5.000% due 04/15/2015		500	515
5.000% due 06/15/2018		1,000	1,005
6.250% due 01/25/2016		200	213
8.450% due 06/15/2018		200	237
Union Bank N.A.
2.625% due 09/26/2018		300	309

			69,918

INDUSTRIALS 8.3%
AbbVie, Inc.
1.200% due 11/06/2015		200	201
Aviation Capital Group Corp.
3.875% due 09/27/2016		400	414
Casino Guichard Perrachon S.A.
5.500% due 01/30/2015	EUR	2,750	3,873
Cisco Systems, Inc.
0.277% due 09/03/2015		$3,500	3,503
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,000	3,008
COX Communications, Inc.
5.450% due 12/15/2014		900	920
5.875% due 12/01/2016		1,100	1,216
Daimler Finance North America LLC
0.580% due 03/10/2017		1,800	1,803
0.829% due 01/09/2015		200	200
1.300% due 07/31/2015		1,075	1,084
3.000% due 03/28/2016		200	207
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		2,980	3,096
DISH DBS Corp.
4.250% due 04/01/2018		300	313
4.625% due 07/15/2017		200	213
7.125% due 02/01/2016		1,400	1,517
7.875% due 09/01/2019		200	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ensco PLC
3.250% due 03/15/2016		$1,360	$1,416
General Mills, Inc.
0.527% due 01/29/2016		100	100
Hewlett-Packard Co.
2.350% due 03/15/2015		200	203
Kroger Co.
2.200% due 01/15/2017		100	103
MGM Resorts International
6.625% due 07/15/2015		2,280	2,400
Mondelez International, Inc.
6.250% due 03/20/2015	EUR	2,700	3,850
ONEOK Partners LP
6.150% due 10/01/2016		$1,427	1,590
SABMiller Holdings, Inc.
0.915% due 08/01/2018		3,600	3,624
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015		400	409
Volkswagen International Finance NV
1.625% due 03/22/2015		2,215	2,237
WMG Acquisition Corp.
6.000% due 01/15/2021		270	280

			38,018

UTILITIES 6.6%
AES Corp.
3.229% due 06/01/2019		900	909
AT&T, Inc.
5.100% due 09/15/2014		4,100	4,136
Duke Energy Ohio, Inc.
0.370% due 03/06/2015		8,100	8,107
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		3,600	3,627
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		800	843
Petrobras Global Finance BV
2.592% due 03/17/2017		1,100	1,116
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		1,600	1,602
Sprint Communications, Inc.
8.375% due 08/15/2017		200	234
TransAlta Corp.
4.750% due 01/15/2015		500	511
Verizon Communications, Inc.
0.430% due 03/06/2015		100	100
1.761% due 09/15/2016		3,700	3,804
1.981% due 09/14/2018		900	951
2.500% due 09/15/2016		3,500	3,609
3.650% due 09/14/2018		500	535

			30,084

Total Corporate Bonds & Notes (Cost $137,080)			138,020

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.2%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		1,100	1,142

ILLINOIS 0.5%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015		2,200	2,243

Total Municipal Bonds & Notes (Cost $3,363)			3,385

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
2.793% due 11/01/2042		$885	$899
5.000% due 07/01/2044		1,000	1,110
Freddie Mac
1.727% due 10/25/2021 (a)		391	36
5.500% due 06/01/2037 - 08/15/2051		696	763
11.731% due 04/15/2044		190	201

Total U.S. Government Agencies (Cost $2,994)			3,009

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (h)		928	934
0.125% due 01/15/2023		1,335	1,331
0.375% due 07/15/2023		509	519
0.625% due 07/15/2021 (h)		1,157	1,219
1.125% due 01/15/2021 (f)(h)		3,793	4,109
2.375% due 01/15/2025 (h)		126	152

Total U.S. Treasury Obligations (Cost $8,182)			8,264

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049		81	88
BCAP LLC Trust
5.250% due 06/26/2036		829	750
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 01/25/2035		51	52
2.744% due 11/25/2034		911	835
5.121% due 08/25/2035		300	308
CBA Commercial Small Balance Commercial Mortgage
0.402% due 06/25/2038		4,536	2,784
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		667	518
6.000% due 05/25/2037 ^		535	451
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,571	3,879
CSMC Series 2014-4R
0.514% due 12/27/2035		1,600	1,527
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		360	357
First Horizon Mortgage Pass-Through Trust
2.395% due 11/25/2037		4,122	3,621
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	256	436
HarborView Mortgage Loan Trust
0.975% due 11/19/2034		$106	79
IndyMac Mortgage Loan Trust
0.362% due 04/25/2046		3,543	2,963
2.523% due 10/25/2034		64	61
JPMorgan Alternative Loan Trust
0.302% due 07/25/2036		173	172
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		190	202
5.397% due 05/15/2045		676	731
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	58
Morgan Stanley Capital Trust
4.700% due 07/15/2056		82	83
5.665% due 04/15/2049		1,092	1,195
RBSSP Resecuritization Trust
0.402% due 02/26/2037		1,302	1,226
RMAC Securities PLC
0.685% due 06/12/2044	GBP	1,878	3,051

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		$601	$620
Thornburg Mortgage Securities Trust
1.402% due 06/25/2037		152	134
1.797% due 06/25/2037		675	654
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		342	340
5.749% due 07/15/2045		515	559
5.933% due 06/15/2049		3,617	3,984
6.140% due 02/15/2051		317	351
WaMu Mortgage Pass-Through Certificates Trust
0.382% due 04/25/2045		140	134
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		823	825
2.618% due 06/25/2035		560	568

Total Mortgage-Backed Securities (Cost $30,350)			33,596

ASSET-BACKED SECURITIES 9.6%
Access Group, Inc.
1.529% due 10/27/2025		647	652
ACE Securities Corp. Home Equity Loan Trust
0.307% due 08/25/2036		501	438
0.312% due 05/25/2036		1,903	1,628
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.632% due 03/25/2035		1,900	1,827
Asset-Backed Funding Certificates Trust
0.312% due 01/25/2037		4,017	2,530
0.372% due 01/25/2037		2,795	1,771
Avoca CLO PLC
0.655% due 09/15/2021	EUR	1,055	1,441
Bear Stearns Asset-Backed Securities Trust
0.352% due 04/25/2037		$912	808
1.402% due 08/25/2037		258	230
Belle Haven ABS CDO Ltd.
0.583% due 11/03/2044		341	169
0.623% due 11/03/2044		523	258
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	1,088	1,467
Citigroup Mortgage Loan Trust, Inc.
0.292% due 08/25/2036		$117	91
Countrywide Asset-Backed Certificates
0.282% due 06/25/2047		144	144
0.292% due 08/25/2037		4,000	3,281
0.302% due 04/25/2047		1,697	1,346
0.302% due 06/25/2047		3,500	2,776
0.342% due 06/25/2047		4,000	3,404
0.410% due 05/25/2036		71	71
0.432% due 09/25/2036		4,500	3,787
0.500% due 05/25/2036		397	383
5.103% due 05/25/2035		800	787
5.255% due 07/25/2036		300	208
5.322% due 08/25/2035		600	556
Credit-Based Asset Servicing and Securitization LLC
4.211% due 03/25/2037 ^		3,176	1,975
GSAMP Trust
0.382% due 03/25/2047		2,000	1,241
HSI Asset Securitization Corp. Trust
0.372% due 12/25/2036		819	396
Huntington CDO Ltd.
0.493% due 11/05/2040		496	472
MASTR Asset-Backed Securities Trust
0.322% due 10/25/2036		1,198	1,016
Morgan Stanley ABS Capital, Inc. Trust
0.292% due 11/25/2036		269	187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital Trust
0.442% due 01/25/2036		$500	$446
Newcastle CDO Ltd.
0.571% due 12/24/2039		335	328
Residential Asset Securities Corp. Trust
0.312% due 07/25/2036		744	716
0.612% due 11/25/2035		3,100	2,281
Securitized Asset-Backed Receivables LLC Trust
0.917% due 02/25/2034		662	625
Sierra Madre Funding Ltd.
0.531% due 09/07/2039		1,347	1,049
0.551% due 09/07/2039		3,110	2,403
Structured Asset Investment Loan Trust
0.512% due 10/25/2035		537	522
Triaxx Prime CDO Ltd.
0.415% due 10/02/2039		492	414

Total Asset-Backed Securities (Cost $34,499)			44,124

SOVEREIGN ISSUES 16.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,500	2,577
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	3,800	5,250
2.150% due 11/12/2017 (d)		401	571
2.250% due 05/15/2016		5,000	7,057
2.250% due 04/22/2017 (d)		1,102	1,571
2.750% due 12/01/2015		4,000	5,652
3.000% due 06/15/2015		2,000	2,807
3.000% due 11/01/2015		200	283
3.750% due 08/01/2015		100	142
3.750% due 04/15/2016		5,300	7,668
3.750% due 08/01/2016		700	1,020
4.500% due 07/15/2015		600	856
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		100	136
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	200	170
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	500	696
4.700% due 11/01/2016		1,100	1,633
Spain Government International Bond
2.100% due 04/30/2017		2,000	2,841
3.000% due 04/30/2015		6,400	8,964
3.250% due 04/30/2016		2,500	3,597
3.300% due 07/30/2016		11,700	16,940
4.000% due 07/30/2015		600	854
4.250% due 10/31/2016		2,500	3,710

Total Sovereign Issues (Cost $74,623)			74,995

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (e)		8,600	237

Total Preferred Securities (Cost $230)			237

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.8%

CERTIFICATES OF DEPOSIT 2.0%
Credit Suisse
0.547% due 08/24/2015		$5,200	5,198

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.650% due 04/07/2015		$3,800	$3,820

			9,018

GREECE TREASURY BILLS 0.8%
1.821% due 09/19/2014	EUR	2,800	3,819

MEXICO TREASURY BILLS 5.5%
3.373% due 08/21/2014 - 12/11/2014 (c)	MXN	326,900	25,013

SLOVENIA TREASURY BILLS 0.3%
1.088% due 10/16/2014 - 02/12/2015 (c)	EUR	1,000	1,368

U.S. TREASURY BILLS 0.2%
0.052% due 08/21/2014 - 10/16/2014 (c)(h)(j)		$1,060	1,060

Total Short-Term Instruments (Cost $39,776)			40,278

Total Investments in Securities (Cost $344,275)			359,138

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 22.2%

SHORT-TERM INSTRUMENTS 22.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.2%
PIMCO Short-Term Floating NAV Portfolio	1,729	$17
PIMCO Short-Term Floating NAV Portfolio III	10,138,926	101,308

Total Short-Term Instruments (Cost $101,318)		101,325

Total Investments in Affiliates (Cost $101,318)		101,325

Total Investments 100.7% (Cost $445,593)		$460,463

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(1,859))		269

Other Assets and Liabilities, net (0.7%)		(3,355)

Net Assets 100.0%		$457,377

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	0.140%	07/01/2014	07/02/2014	$(826)	$(826)

Total Sale-Buyback Transactions					$(826)

(1)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $3,849 at a weighted average interest rate of (0.987%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $822 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions		Collateral (Received)/Pledged	Net Exposure (2)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(826)	$0		$(826)	$822		$(4)

Total Borrowings and Other Financing Transactions	$0	$0	$(826)	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	257	$26	$13	$0
90-Day Eurodollar June Futures	Long	06/2016	246	(42)	12	0
90-Day Eurodollar March Futures	Long	03/2016	1,047	(2)	53	0
90-Day Eurodollar September Futures	Long	09/2015	353	61	22	0
90-Day Eurodollar September Futures	Long	09/2016	61	5	3	0
Euro-Bund 10-Year Bond September Futures	Short	09/2014	120	(299)	35	(15)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	32	31	3	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	45	87	13	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	60	(18)	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	146	(24)	3	(5)

Total Futures Contracts				$(175)	$158	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$9,108	$803	$90	$0	$(13)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	34,100	684	160	0	(15)

				$1,487	$250	$0	$(28)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043	CAD	300	$34	$28	$0	$(2)
Pay	3-Month CAD-Bank Bill	2.625%	09/16/2043		300	(34)	1	0	0
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043		2,200	(100)	(137)	0	(12)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	$	71,300	1,000	(175)	89	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	600	(104)	(33)	0	0
Pay	28-Day MXN-TIIE	5.470%	04/26/2019	MXN	3,800	8	8	1	0
Pay	28-Day MXN-TIIE	7.650%	05/30/2024		81,000	31	32	0	(11)

						$835	$(276)	$90	$(25)

Total Swap Agreements						$2,322	$(26)	$90	$(53)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $2,600 and cash of $1,583 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$158	$240	$398	$0	$(21)	$(214)	$(235)

(1)	Unsettled variation margin asset of $150 and liability of $(161) for closed swap agreements is outstanding at period end.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	225	$	102	$0	$0
	07/2014	$	100	BRL	225	2	0
	07/2014		9,430	EUR	6,940	73	0
	07/2014		4,799	GBP	2,827	39	0
	08/2014	GBP	2,827	$	4,797	0	(39)
	06/2015	EUR	2,743		3,729	0	(33)
	06/2016		7,597		10,403	0	(92)

BPS	07/2014	BRL	225		102	0	0
	07/2014	EUR	645		874	0	(9)
	07/2014	GBP	2,827		4,760	0	(78)
	07/2014	NZD	212		180	0	(6)
	07/2014	$	100	BRL	225	2	0
	07/2014		1,691	MXN	22,099	9	0
	08/2014	MXN	52,052	$	3,862	0	(136)
	06/2015	EUR	1,118		1,516	0	(17)

BRC	07/2014	AUD	194		180	0	(3)
	07/2014	EUR	1,250		1,700	0	(11)
	07/2014	$	8,367	EUR	6,167	78	0
	08/2014	EUR	9,081	$	12,365	0	(71)
	06/2015		1,564		2,125	0	(21)
	06/2016		1,536		2,112	0	(11)

CBK	08/2014	AUD	194		182	0	(1)
	09/2014	MXN	63,239		4,708	0	(145)

DUB	07/2014	$	1,097	EUR	809	11	0
	07/2014		6,300	MXN	82,165	24	0
	08/2014	NZD	211	$	184	0	0
	06/2016	EUR	809		1,108	0	(10)
	10/2016	JPY	120,988		1,710	490	0

FBF	07/2014	$	64,862	EUR	47,565	269	0
	08/2014	EUR	45,300	$	61,802	0	(235)
	11/2014	BRL	992		420	0	(14)
	06/2015	EUR	2,265		3,074	0	(33)

GLM	07/2014		58,772		80,492	15	0
	08/2014	MXN	22,340		1,678	0	(38)
	08/2014	$	4,887	MXN	64,374	57	0
	09/2014	MXN	69,787	$	5,208	0	(148)
	10/2014		11,466		872	0	(5)
	10/2014	$	297	MXN	3,869	0	(1)
	11/2014	MXN	11,452	$	870	0	(5)

HUS	07/2014	$	1,967	EUR	1,451	20	0
	11/2014	BRL	943	$	400	0	(12)

JPM	07/2014		6,221		2,825	9	0
	07/2014	EUR	1,588		2,158	0	(17)
	07/2014	JPY	124,885		1,226	0	(7)
	07/2014	$	2,779	BRL	6,221	36	0
	07/2014		1,230	JPY	124,885	3	0
	08/2014	BRL	6,221	$	2,754	0	(35)
	08/2014	JPY	124,885		1,230	0	(3)
	08/2014	$	1,887	EUR	1,388	14	0
	11/2014	BRL	1,277	$	540	0	(18)

MSC	07/2014	$	2,939	EUR	2,157	15	0
	08/2014	MXN	21,597	$	1,599	0	(60)
	11/2014	BRL	1,559		660	0	(21)
	11/2014	$	540	BRL	1,278	19	0
	06/2016	EUR	2,157	$	2,967	0	(13)

NAB	07/2014	$	8,362	EUR	6,153	63	0
	06/2015	EUR	1,580	$	2,149	0	(19)
	06/2016		4,573		6,279	0	(39)

RBC	07/2014		8,987		12,163	0	(143)
	07/2014	$	2,900	MXN	37,854	13	0
	09/2014	CAD	368	$	339	0	(6)
	09/2014	$	232	MXN	3,013	0	(1)
	12/2014	MXN	69,904	$	5,316	0	(14)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	07/2014	BRL	6,806	$	3,024	$0	$(56)
	07/2014	$	3,089	BRL	6,806	1	(9)
	08/2014		258		584	4	0
	11/2014		1,480		3,494	47	0

Total Forward Foreign Currency Contracts						$1,313	$(1,635)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	$	4,300	$(115)	$(37)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		29,700	(369)	(63)

DUB	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/23/2014	GBP	6,200	(16)	(18)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/23/2014		6,200	(45)	(30)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	$	4,300	(115)	(37)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	09/02/2014		24,800	(32)	(49)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	09/02/2014		24,800	(79)	(36)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/24/2014	GBP	3,200	(8)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/24/2014		3,200	(22)	(16)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	$	12,600	(10)	(19)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	09/15/2014		12,600	(71)	(33)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		7,800	(96)	(59)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		24,900	(44)	(67)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/02/2014		24,900	(114)	(38)

NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/02/2014		6,400	(10)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	09/02/2014		6,400	(45)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/28/2014		4,300	(22)	0

RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	(264)	(213)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		10,800	(54)	(58)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014		10,800	(188)	(13)

								$(1,719)	$(811)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.650%	09/17/2014	EUR	500	$(1)	$(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		3,700	(11)	(3)

							$(12)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$200	$(11)	$(8)

BPS	Put - OTC USD versus JPY		98.000	07/14/2014	2,200	(4)	0

GLM	Call - OTC USD versus MXN	MXN	14.250	06/12/2015	3,100	(52)	(48)

MSB	Call - OTC USD versus MXN		14.100	06/11/2015	3,200	(62)	(54)

						$(129)	$(110)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC Euro Stoxx 50 Index	3,175.000	09/19/2014	EUR	292	$(197)	$(261)

Total Written Options						$(2,057)	$(1,187)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premiums
Balance at Beginning of Period	199	$526,700	EUR 50,000	GBP 12,000	$(2,664)
Sales	1,597	271,000	19,692	18,800	(4,606)
Closing Buys	(1,597)	(23,100)	0	0	3,267
Expirations	(199)	(540,100)	(58,600)	0	1,783
Exercised	0	(2,500)	(6,600)	(12,000)	163

Balance at End of Period	0	$232,000	EUR 4,492	GBP 18,800	$(2,057)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%	$ 1,100	$20	$11	$31	$0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	200	(3)	4	1	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(5)	3	0	(2)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	300	(6)	(1)	0	(7)
	China Government International Bond	1.000%	03/20/2019	0.676%	700	3	8	11	0
	China Government International Bond	1.000%	06/20/2019	0.724%	1,600	13	9	22	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	200	1	1	2	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 1,000	18	17	35	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	$ 100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	400	(21)	13	0	(8)
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,100	(38)	46	8	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	2,200	4	40	44	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	2,000	31	5	36	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%	2,100	36	1	37	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	300	(10)	7	0	(3)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	400	(16)	1	0	(15)

BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	800	14	0	14	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%	1,500	37	0	37	0
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0

BRC	China Government International Bond	1.000%	12/20/2018	0.623%	2,300	38	0	38	0
	China Government International Bond	1.000%	03/20/2019	0.676%	2,600	10	30	40	0
	China Government International Bond	1.000%	06/20/2019	0.724%	300	2	2	4	0
	China Government International Bond	1.000%	09/20/2019	0.768%	500	7	(1)	6	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.156%	1,800	12	(1)	11	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%	600	14	0	14	0
	General Motors Co.	5.000%	06/20/2016	0.636%	200	19	(2)	17	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	200	(10)	7	0	(3)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	600	(32)	20	0	(12)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	300	(9)	1	0	(8)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%	300	(7)	(1)	0	(8)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%	1,100	11	0	11	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	2,500	37	8	45	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	200	(2)	5	3	0

CBK	Brazil Government International Bond	1.000%	12/20/2016	0.712%	200	(3)	4	1	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%	300	(3)	5	2	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	500	(22)	17	0	(5)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	500	(10)	(1)	0	(11)
	China Government International Bond	1.000%	12/20/2016	0.299%	100	(5)	7	2	0
	China Government International Bond	1.000%	12/20/2018	0.623%	800	13	1	14	0
	China Government International Bond	1.000%	03/20/2019	0.676%	5,300	26	54	80	0
	China Government International Bond	1.000%	06/20/2019	0.724%	3,800	38	13	51	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%	400	3	0	3	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%	400	3	0	3	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%	200	3	0	3	0
	Russia Government International Bond	1.000%	12/20/2018	1.602%	200	(5)	0	0	(5)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	600	(23)	1	0	(22)
	Teck Resources Ltd.	1.000%	09/20/2019	1.388%	300	(5)	(1)	0	(6)

DUB	Berkshire Hathaway Finance Corp.	1.000%	06/20/2018	0.307%	300	8	0	8	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2020	0.568%	400	(5)	16	11	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	100	0	1	1	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	500	(7)	11	4	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	3,900	(171)	116	0	(55)
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	China Government International Bond	1.000%	06/20/2019	0.724%	5,000	62	6	68	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Citigroup, Inc.	1.000%	03/20/2019	0.614%	$ 1,100	$12	$8	$20	$0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	200	(1)	4	3	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%	200	37	2	39	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	200	2	0	2	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	1,800	27	1	28	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.188%	500	3	(2)	1	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 400	6	8	14	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	$ 1,000	(51)	32	0	(19)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	1,200	(27)	(1)	0	(28)
	Italy Government International Bond	1.000%	06/20/2016	0.516%	1,800	18	(1)	17	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	200	(4)	5	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	4,000	0	17	17	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%	1,200	7	(3)	4	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%	2,000	14	33	47	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	700	(1)	15	14	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	4,300	64	13	77	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	300	(10)	7	0	(3)
	Spain Government International Bond	1.000%	06/20/2016	0.333%	1,700	23	0	23	0

FBF	Brazil Government International Bond	1.000%	12/20/2018	1.245%	600	(28)	22	0	(6)
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	100	1	1	2	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%	400	(2)	8	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	200	1	3	4	0

GST	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%	300	7	0	7	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2018	0.325%	1,300	37	0	37	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	200	0	2	2	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	100	(5)	4	0	(1)
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	Citigroup, Inc.	1.000%	03/20/2019	0.614%	500	5	4	9	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	200	(2)	4	2	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%	100	0	2	2	0
	Continental Resources, Inc.	1.000%	06/20/2016	0.310%	4,500	58	6	64	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%	1,100	25	1	26	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	200	1	3	4	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	400	6	1	7	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	300	(3)	8	5	0
	Venezuela Government International Bond	5.000%	06/20/2016	8.926%	200	(29)	15	0	(14)

HUS	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	400	2	3	5	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	200	(10)	7	0	(3)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	200	(6)	1	0	(5)
	Italy Government International Bond	1.000%	06/20/2017	0.669%	4,100	41	0	41	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	300	(6)	8	2	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	500	6	3	9	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	1,000	1	19	20	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	1,500	22	5	27	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	1,500	(32)	21	0	(11)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	500	(30)	13	0	(17)

JPM	China Government International Bond	1.000%	12/20/2018	0.623%	1,200	20	0	20	0
	China Government International Bond	1.000%	03/20/2019	0.676%	1,200	6	13	19	0
	China Government International Bond	1.000%	06/20/2019	0.724%	2,500	19	15	34	0
	China Government International Bond	1.000%	09/20/2019	0.768%	400	6	(1)	5	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%	200	37	2	39	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 3,800	64	69	133	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	$ 100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	100	(2)	0	0	(2)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%	500	(12)	(2)	0	(14)
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	500	1	9	10	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	300	4	2	6	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	400	(12)	9	0	(3)
	Qatar Government International Bond	1.000%	06/20/2019	0.495%	1,000	20	5	25	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%	1,300	(75)	32	0	(43)
	Venezuela Government International Bond	5.000%	06/20/2016	8.926%	400	(58)	30	0	(28)

MYC	Brazil Government International Bond	1.000%	12/20/2018	1.245%	300	(14)	10	0	(4)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(9)	7	0	(2)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	200	(4)	0	0	(4)
	China Government International Bond	1.000%	12/20/2018	0.623%	600	11	(1)	10	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	500	(4)	11	7	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%	1,800	10	(3)	7	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	200	(6)	1	0	(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Italy Government International Bond	1.000%	03/20/2019	0.887%	$ 200	$(4)	$5	$1	$0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%	400	3	0	3	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	200	3	1	4	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%	1,100	18	0	18	0
	Russia Government International Bond	1.000%	12/20/2018	1.602%	200	(5)	0	0	(5)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	300	(17)	7	0	(10)

						$241	$1,018	$1,659	$(400)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	$ 300	$ 3	$1	$4	$0

MYC	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	98	(12)	11	0	(1)
	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR 4,500	(165)	183	18	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	$ 600	7	0	7	0

					$ (167)	$195	$29	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	1,600	$0	$(16)	$0	$(16)
	Pay	1-Year BRL-CDI	10.460%	01/02/2017		2,300	0	(12)	0	(12)

BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		300	0	(8)	0	(8)

BRC	Pay	1-Year BRL-CDI	9.110%	01/02/2017		100	0	(2)	0	(2)

DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015		1,300	(2)	(15)	0	(17)
	Pay	1-Year BRL-CDI	8.430%	01/02/2015		1,400	9	(16)	0	(7)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		200	0	(4)	0	(4)

GLM	Pay	1-Year BRL-CDI	7.550%	01/02/2015		1,400	(3)	(17)	0	(20)
	Pay	1-Year BRL-CDI	8.150%	01/02/2015		1,500	0	(15)	0	(15)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	20,000	18	44	62	0
	Pay	28-Day MXN-TIIE	7.740%	05/29/2024		23,000	0	8	8	0

HUS	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		20,000	18	44	62	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,200	39	71	110	0
	Pay	28-Day MXN-TIIE	7.650%	05/30/2024		33,000	2	1	3	0

JPM	Pay	1-Year BRL-CDI	7.890%	01/02/2015	BRL	400	0	(4)	0	(4)

MYC	Pay	1-Year BRL-CDI	9.930%	01/02/2015		3,600	2	36	38	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	2,800	10	16	26	0

SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		30,000	28	64	92	0

UAG	Pay	1-Year BRL-CDI	9.930%	01/02/2015	BRL	3,000	3	29	32	0

							$124	$204	$433	$(105)

Total Swap Agreements							$198	$1,417	$2,121	$(506)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(j)	Securities with an aggregate market value of $643 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$114	$0	$227	$341	$(164)	$(45)	$(64)	$(273)	$68	$(40)	$28
BPS	11	0	54	65	(246)	0	(8)	(254)	(189)	0	(189)
BRC	78	0	189	267	(117)	0	(33)	(150)	117	0	117
CBK	0	0	163	163	(146)	(63)	(49)	(258)	(95)	164	69
DUB	525	0	402	927	(10)	(48)	(133)	(191)	736	(670)	66
FBF	269	0	12	281	(282)	0	(6)	(288)	(7)	0	(7)
GLM	72	0	70	142	(197)	(85)	(35)	(317)	(175)	(290)	(465)
GST	0	0	168	168	0	(266)	(15)	(281)	(113)	0	(113)
HUS	20	0	282	302	(12)	0	(36)	(48)	254	(260)	(6)
JPM	62	0	291	353	(80)	(111)	(95)	(286)	67	(260)	(193)
MSB	0	0	0	0	0	(54)	0	(54)	(54)	0	(54)
MSC	34	0	0	34	(94)	0	0	(94)	(60)	0	(60)
MYC	0	0	139	139	0	(216)	(32)	(248)	(109)	(310)	(419)
NAB	63	0	0	63	(58)	0	0	(58)	5	0	5
NGF	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
RBC	13	0	0	13	(164)	0	0	(164)	(151)	0	(151)
RYL	0	0	0	0	0	(284)	0	(284)	(284)	429	145
SOG	0	0	92	92	0	0	0	0	92	0	92
UAG	52	0	32	84	(65)	0	0	(65)	19	0	19

Total Over the Counter	$1,313	$0	$2,121	$3,434	$(1,635)	$(1,187)	$(506)	$(3,328)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$158	$158
Swap Agreements	0	0	0	0	240	240

	$0	$0	$0	$0	$398	$398

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,313	$0	$1,313
Swap Agreements	0	1,688	0	0	433	2,121

	$0	$1,688	$0	$1,313	$433	$3,434

	$0	$1,688	$0	$1,313	$831	$3,832

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	28	0	0	186	214

	$0	$28	$0	$0	$207	$235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,635	$0	$1,635
Written Options	0	5	261	110	811	1,187
Swap Agreements	0	401	0	0	105	506

	$0	$406	$261	$1,745	$916	$3,328

	$0	$434	$261	$1,745	$1,123	$3,563

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$1,412	$0	$73	$1,485
Futures	0	0	(309)	0	136	(173)
Swap Agreements	0	6	0	0	(973)	(967)

	$0	$6	$1,103	$0	$(764)	$345

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(455)	$0	$(455)
Written Options	0	145	0	138	1,410	1,693
Swap Agreements	0	437	0	0	(992)	(555)

	$0	$582	$0	$(317)	$418	$683

	$0	$588	$1,103	$(317)	$(346)	$1,028

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	553	553
Swap Agreements	0	373	0	0	(2,293)	(1,920)

	$0	$373	$0	$0	$(1,713)	$(1,340)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(432)	$0	$(432)
Written Options	0	(32)	(64)	(24)	2,151	2,031
Swap Agreements	0	1,005	0	0	1,246	2,251

	$0	$973	$(64)	$(456)	$3,397	$3,850

	$0	$1,346	$(64)	$(456)	$1,684	$2,510

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,505	$2,725	$13,230
Corporate Bonds & Notes
Banking & Finance	0	69,746	172	69,918
Industrials	0	38,018	0	38,018
Utilities	0	30,084	0	30,084
Municipal Bonds & Notes
California	0	1,142	0	1,142
Illinois	0	2,243	0	2,243
U.S. Government Agencies	0	2,577	432	3,009
U.S. Treasury Obligations	0	8,264	0	8,264
Mortgage-Backed Securities	0	33,596	0	33,596

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$44,124	$0	$44,124
Sovereign Issues	0	74,995	0	74,995
Preferred Securities
Banking & Finance	237	0	0	237
Short-Term Instruments
Certificates of Deposit	0	9,018	0	9,018
Greece Treasury Bills	0	3,819	0	3,819
Mexico Treasury Bills	0	25,013	0	25,013
Slovenia Treasury Bills	0	1,368	0	1,368
U.S. Treasury Bills	0	1,060	0	1,060
	$237	$355,572	$3,329	$359,138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101,325	$0	$0	$101,325

Total Investments	$101,562	$355,572	$3,329	$460,463

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	158	90	0	248
Over the counter	0	3,371	63	3,434
	$158	$3,461	$63	$3,682

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(21)	$(53)	$0	$(74)
Over the counter	0	(3,328)	0	(3,328)
	$(21)	$(3,381)	$0	$(3,402)

Totals	$101,699	$355,652	$3,392	$460,743

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Advisor and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

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Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

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significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in

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duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including

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Notes to Financial Statements (Cont.)

government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

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(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$67	$0	$(50)	$0	$0	$17	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$119,221	$138,657	$(156,600)	$(32)	$62	$101,308	$158	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an

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investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no

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Notes to Financial Statements (Cont.)

credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts

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received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as

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Notes to Financial Statements (Cont.)

the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The

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market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant

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Notes to Financial Statements (Cont.)

to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such

Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2014, the remaining recoverable amount to PIMCO was $20,211.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$218,857	$308,477	$156,694	$36,223

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	5	$49	86	$913
Administrative Class	5,580	57,836	17,798	186,456
Advisor Class	196	2,044	29	297
Issued as reinvestment of distributions
Institutional Class	0	4	1	6
Administrative Class	156	1,626	326	3,387
Advisor Class	1	3	0	0
Cost of shares redeemed
Institutional Class	(19)	(204)	(6)	(65)
Administrative Class	(1,879)	(19,444)	(4,207)	(44,046)
Advisor Class	(10)	(101)	(1)	(11)
Net increase (decrease) resulting from Portfolio share transactions	4,030	$41,813	14,026	$146,937

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 79% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 49% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$445,649	$15,170	$(356)	$14,814

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	MSB	Mitsubishi Trust & Bank	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT75SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Unconstrained Bond Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or

4	PIMCO VARIABLE INSURANCE TRUST

any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Unconstrained Bond Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	30.8%
Corporate Bonds & Notes	30.0%
Sovereign Issues	16.3%
Asset-Backed Securities	9.6%
Mortgage-Backed Securities	7.3%
Other	6.0%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Unconstrained Bond Portfolio Institutional Class	2.71%	1.49%	3.33%
3 Month USD LIBOR Index±	0.12%	0.25%	0.31%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Institutional Class shares.

± The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,027.10	$1,020.33
Expenses Paid During Period†	$4.52	$4.51
Net Annualized Expense Ratio††	0.90%	0.90%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Long exposure to U.S. government intermediate maturities, which experienced positive total returns over the reporting period, added to performance.

»	A short position at the long end of the U.S. government yield curve detracted from performance as longer-maturity interest rates had positive performance.

»

Eurozone duration (or sensitivity to changes in market interest rates) positioning added to performance, primarily driven by exposure to short-dated peripheral countries such as Spain and Italy, as yields in these countries fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance as prices on these securities generally rose over the reporting period.

»

Exposure to corporate spreads contributed to performance, driven by U.S. and European sell-protection credit default swaps. Spreads on the Markit CDX North America Investment Grade Index and Markit iTraxx Europe Index were net tighter over the reporting period.

»	Exposure to financial sector bonds also added to performance as the financial subsector of the Barclays U.S. Corporate Investment Grade Index posted positive returns over the reporting period.

»	Exposure to local interest rates in Mexico was net positive for performance as interest rates in Mexico fell over the reporting period.

»	Exposure to municipal bonds added to returns as the Barclays Municipal Bond Index posted positive returns over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2014+		12/31/2013	04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$10.25		$10.46	$9.98
Net investment income (a)	0.06		0.18	0.14
Net realized/unrealized gain (loss)	0.22		(0.28)	0.41
Total income (loss) from investment operations	0.28		(0.10)	0.55
Dividends from net investment income	(0.05)		(0.07)	(0.07)
Distributions from net realized capital gains	0.00		(0.04)	0.00
Total distributions	(0.05)		(0.11)	(0.07)
Net asset value end of year or period	$10.48		$10.25	$10.46
Total return	2.71%		(0.97)%	5.55%
Net assets end of year or period (000s)	$733		$866	$27
Ratio of expenses to average net assets	0.90	%*	0.90%	0.90	%*
Ratio of expenses to average net assets excluding waivers	0.90	%*	0.90%	0.90	%*
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.90	%*	0.90%	0.90	%*
Ratio of net investment income to average net assets	1.10	%*	1.77%	2.01	%*
Portfolio turnover rate	128	%**	928%**	879	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$359,138
Investments in Affiliates	101,325
Financial Derivative Instruments
Exchange-traded or centrally cleared	398
Over the counter	3,434
Cash	712
Deposits with counterparty	1,584
Foreign currency, at value	864
Receivable for investments sold	851
Receivable for Portfolio shares sold	503
Interest and dividends receivable	2,304
Dividends receivable from Affiliates	27
471,140

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$826
Financial Derivative Instruments
Exchange-traded or centrally cleared	235
Over the counter	3,328
Payable for investments purchased	7,076
Payable for investments in Affiliates purchased	27
Deposits from counterparty	1,880
Payable for Portfolio shares redeemed	3
Accrued investment advisory fees	216
Accrued supervisory and administrative fees	108
Accrued servicing fees	54
Reimbursement to PIMCO	8
Other liabilities	2
13,763

Net Assets	$457,377

Net Assets Consist of:
Paid in capital	$444,672
Undistributed net investment income	1,045
Accumulated net realized (loss)	(4,977)
Net unrealized appreciation	16,637
$457,377

Net Assets:
Institutional Class	$733
Administrative Class	454,395
Advisor Class	2,249

Shares Issued and Outstanding:
Institutional Class	70
Administrative Class	43,338
Advisor Class	215

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.48
Administrative Class	10.48
Advisor Class	10.48

Cost of Investments in Securities	$344,275
Cost of Investments in Affiliates	$101,318
Cost of Foreign Currency Held	$861
Cost or Premiums of Financial Derivative Instruments, net	$(1,859)

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$4,123
Dividends	9
Dividends from Investments in Affiliates	158
Total Income	4,290

Expenses:
Investment advisory fees	1,269
Supervisory and administrative fees	635
Servicing fees - Administrative Class	316
Distribution and/or servicing fees - Advisor Class	1
Trustee fees	2
Miscellaneous expense	10
Total Expenses	2,233
Waiver and/or Reimbursement by PIMCO	(2)
Net Expenses	2,231

Net Investment Income	2,059

Net Realized Gain (Loss):
Investments in securities	1,658
Investments in Affiliates	(32)
Exchange-traded or centrally cleared financial derivative instruments	345
Over the counter financial derivative instruments	683
Foreign currency	26
Net Realized Gain	2,680

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	4,236
Investments in Affiliates	62
Exchange-traded or centrally cleared financial derivative instruments	(1,340)
Over the counter financial derivative instruments	3,850
Foreign currency assets and liabilities	2
Net Change in Unrealized Appreciation	6,810
Net Gain	9,490

Net Increase in Net Assets Resulting from Operations	$11,549

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$2,059	$5,463
Net realized gain (loss)	2,680	(9,786)
Net change in unrealized appreciation (depreciation)	6,810	(1,088)
Net increase (decrease) resulting from operations	11,549	(5,411)

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(3)
Administrative Class	(1,626)	(1,904)
Advisor Class	(3)	(0)^
From net realized capital gains
Institutional Class	0	(3)
Administrative Class	0	(1,483)
Advisor Class	0	(0)^

Total Distributions	(1,633)	(3,393)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	41,813	146,937

Total Increase in Net Assets	51,729	138,133

Net Assets:
Beginning of period	405,648	267,515
End of period*	$457,377	$405,648

* Including undistributed net investment income of:	$1,045	$619

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.5%

BANK LOAN OBLIGATIONS 2.9%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,718	$2,725
Chrysler Group LLC
3.500% due 05/24/2017		4,389	4,411
Dell, Inc.
3.750% due 10/29/2018		190	190
H.J. Heinz Co.
3.500% due 06/05/2020		891	899
HCA, Inc.
2.900% due 03/31/2017		4,987	5,005

Total Bank Loan Obligations (Cost $13,178)			13,230

CORPORATE BONDS & NOTES 30.2%

BANKING & FINANCE 15.3%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,316
AGFC Capital Trust
6.000% due 01/15/2067		100	87
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,244
3.500% due 07/18/2016		500	517
4.625% due 06/26/2015		1,300	1,344
5.500% due 02/15/2017		1,400	1,520
6.750% due 12/01/2014		5,900	6,036
8.300% due 02/12/2015		100	104
American International Group, Inc.
8.250% due 08/15/2018		400	497
Bank of America Corp.
0.554% due 08/15/2016		100	99
1.050% due 03/22/2016		1,700	1,713
2.000% due 01/11/2018		1,400	1,410
3.929% due 10/21/2025	MXN	2,000	172
5.750% due 12/01/2017		$3,500	3,955
6.400% due 08/28/2017		700	800
6.875% due 04/25/2018		1,300	1,532
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	500	1,171
BPCE S.A.
5.150% due 07/21/2024		$600	634
CIT Group, Inc.
4.250% due 08/15/2017		300	314
4.750% due 02/15/2015		2,500	2,555
Citigroup, Inc.
0.904% due 11/15/2016		500	503
5.000% due 09/15/2014		200	202
6.010% due 01/15/2015		300	309
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	1,100	1,819
Eksportfinans ASA
2.000% due 09/15/2015		$200	200
3.000% due 11/17/2014		883	889
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		4,000	4,031
2.750% due 05/15/2015		2,300	2,345
3.875% due 01/15/2015		1,100	1,120
3.984% due 06/15/2016		1,590	1,681
4.207% due 04/15/2016		1,000	1,056
7.000% due 04/15/2015		100	105
Goldman Sachs Group, Inc.
0.727% due 01/12/2015		700	701
6.150% due 04/01/2018		200	229
ING Bank NV
0.574% due 01/04/2016		1,400	1,400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
4.875% due 04/01/2015		$5,300	$5,442
5.750% due 05/15/2016		500	537
6.500% due 09/01/2014		800	807
8.625% due 09/15/2015		500	542
8.750% due 03/15/2017		200	233
IPIC GMTN Ltd.
3.125% due 11/15/2015		300	310
JPMorgan Chase & Co.
0.847% due 02/26/2016		1,500	1,509
1.100% due 10/15/2015		700	703
1.129% due 01/25/2018		300	304
3.150% due 07/05/2016		3,200	3,337
3.450% due 03/01/2016		3,500	3,654
Metropolitan Life Global Funding
0.356% due 06/23/2016 (b)		900	900
Morgan Stanley
1.750% due 02/25/2016		1,200	1,217
Murray Street Investment Trust
4.647% due 03/09/2017		200	216
Pricoa Global Funding
0.375% due 05/16/2016		800	801
Prudential Covered Trust
2.997% due 09/30/2015		720	738
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	216
RCI Banque S.A.
4.375% due 01/27/2015	EUR	100	140
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	423
SLM Corp.
5.000% due 04/15/2015		500	515
5.000% due 06/15/2018		1,000	1,005
6.250% due 01/25/2016		200	213
8.450% due 06/15/2018		200	237
Union Bank N.A.
2.625% due 09/26/2018		300	309

			69,918

INDUSTRIALS 8.3%
AbbVie, Inc.
1.200% due 11/06/2015		200	201
Aviation Capital Group Corp.
3.875% due 09/27/2016		400	414
Casino Guichard Perrachon S.A.
5.500% due 01/30/2015	EUR	2,750	3,873
Cisco Systems, Inc.
0.277% due 09/03/2015		$3,500	3,503
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,000	3,008
COX Communications, Inc.
5.450% due 12/15/2014		900	920
5.875% due 12/01/2016		1,100	1,216
Daimler Finance North America LLC
0.580% due 03/10/2017		1,800	1,803
0.829% due 01/09/2015		200	200
1.300% due 07/31/2015		1,075	1,084
3.000% due 03/28/2016		200	207
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		2,980	3,096
DISH DBS Corp.
4.250% due 04/01/2018		300	313
4.625% due 07/15/2017		200	213
7.125% due 02/01/2016		1,400	1,517
7.875% due 09/01/2019		200	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ensco PLC
3.250% due 03/15/2016		$1,360	$1,416
General Mills, Inc.
0.527% due 01/29/2016		100	100
Hewlett-Packard Co.
2.350% due 03/15/2015		200	203
Kroger Co.
2.200% due 01/15/2017		100	103
MGM Resorts International
6.625% due 07/15/2015		2,280	2,400
Mondelez International, Inc.
6.250% due 03/20/2015	EUR	2,700	3,850
ONEOK Partners LP
6.150% due 10/01/2016		$1,427	1,590
SABMiller Holdings, Inc.
0.915% due 08/01/2018		3,600	3,624
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015		400	409
Volkswagen International Finance NV
1.625% due 03/22/2015		2,215	2,237
WMG Acquisition Corp.
6.000% due 01/15/2021		270	280

			38,018

UTILITIES 6.6%
AES Corp.
3.229% due 06/01/2019		900	909
AT&T, Inc.
5.100% due 09/15/2014		4,100	4,136
Duke Energy Ohio, Inc.
0.370% due 03/06/2015		8,100	8,107
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		3,600	3,627
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		800	843
Petrobras Global Finance BV
2.592% due 03/17/2017		1,100	1,116
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		1,600	1,602
Sprint Communications, Inc.
8.375% due 08/15/2017		200	234
TransAlta Corp.
4.750% due 01/15/2015		500	511
Verizon Communications, Inc.
0.430% due 03/06/2015		100	100
1.761% due 09/15/2016		3,700	3,804
1.981% due 09/14/2018		900	951
2.500% due 09/15/2016		3,500	3,609
3.650% due 09/14/2018		500	535

			30,084

Total Corporate Bonds & Notes (Cost $137,080)			138,020

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.2%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		1,100	1,142

ILLINOIS 0.5%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015		2,200	2,243

Total Municipal Bonds & Notes (Cost $3,363)			3,385

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
2.793% due 11/01/2042		$885	$899
5.000% due 07/01/2044		1,000	1,110
Freddie Mac
1.727% due 10/25/2021 (a)		391	36
5.500% due 06/01/2037 - 08/15/2051		696	763
11.731% due 04/15/2044		190	201

Total U.S. Government Agencies (Cost $2,994)			3,009

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (h)		928	934
0.125% due 01/15/2023		1,335	1,331
0.375% due 07/15/2023		509	519
0.625% due 07/15/2021 (h)		1,157	1,219
1.125% due 01/15/2021 (f)(h)		3,793	4,109
2.375% due 01/15/2025 (h)		126	152

Total U.S. Treasury Obligations (Cost $8,182)			8,264

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049		81	88
BCAP LLC Trust
5.250% due 06/26/2036		829	750
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 01/25/2035		51	52
2.744% due 11/25/2034		911	835
5.121% due 08/25/2035		300	308
CBA Commercial Small Balance Commercial Mortgage
0.402% due 06/25/2038		4,536	2,784
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		667	518
6.000% due 05/25/2037 ^		535	451
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,571	3,879
CSMC Series 2014-4R
0.514% due 12/27/2035		1,600	1,527
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		360	357
First Horizon Mortgage Pass-Through Trust
2.395% due 11/25/2037		4,122	3,621
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	256	436
HarborView Mortgage Loan Trust
0.975% due 11/19/2034		$106	79
IndyMac Mortgage Loan Trust
0.362% due 04/25/2046		3,543	2,963
2.523% due 10/25/2034		64	61
JPMorgan Alternative Loan Trust
0.302% due 07/25/2036		173	172
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		190	202
5.397% due 05/15/2045		676	731
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	58
Morgan Stanley Capital Trust
4.700% due 07/15/2056		82	83
5.665% due 04/15/2049		1,092	1,195
RBSSP Resecuritization Trust
0.402% due 02/26/2037		1,302	1,226
RMAC Securities PLC
0.685% due 06/12/2044	GBP	1,878	3,051

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		$601	$620
Thornburg Mortgage Securities Trust
1.402% due 06/25/2037		152	134
1.797% due 06/25/2037		675	654
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		342	340
5.749% due 07/15/2045		515	559
5.933% due 06/15/2049		3,617	3,984
6.140% due 02/15/2051		317	351
WaMu Mortgage Pass-Through Certificates Trust
0.382% due 04/25/2045		140	134
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		823	825
2.618% due 06/25/2035		560	568

Total Mortgage-Backed Securities (Cost $30,350)			33,596

ASSET-BACKED SECURITIES 9.6%
Access Group, Inc.
1.529% due 10/27/2025		647	652
ACE Securities Corp. Home Equity Loan Trust
0.307% due 08/25/2036		501	438
0.312% due 05/25/2036		1,903	1,628
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.632% due 03/25/2035		1,900	1,827
Asset-Backed Funding Certificates Trust
0.312% due 01/25/2037		4,017	2,530
0.372% due 01/25/2037		2,795	1,771
Avoca CLO PLC
0.655% due 09/15/2021	EUR	1,055	1,441
Bear Stearns Asset-Backed Securities Trust
0.352% due 04/25/2037		$912	808
1.402% due 08/25/2037		258	230
Belle Haven ABS CDO Ltd.
0.583% due 11/03/2044		341	169
0.623% due 11/03/2044		523	258
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	1,088	1,467
Citigroup Mortgage Loan Trust, Inc.
0.292% due 08/25/2036		$117	91
Countrywide Asset-Backed Certificates
0.282% due 06/25/2047		144	144
0.292% due 08/25/2037		4,000	3,281
0.302% due 04/25/2047		1,697	1,346
0.302% due 06/25/2047		3,500	2,776
0.342% due 06/25/2047		4,000	3,404
0.410% due 05/25/2036		71	71
0.432% due 09/25/2036		4,500	3,787
0.500% due 05/25/2036		397	383
5.103% due 05/25/2035		800	787
5.255% due 07/25/2036		300	208
5.322% due 08/25/2035		600	556
Credit-Based Asset Servicing and Securitization LLC
4.211% due 03/25/2037 ^		3,176	1,975
GSAMP Trust
0.382% due 03/25/2047		2,000	1,241
HSI Asset Securitization Corp. Trust
0.372% due 12/25/2036		819	396
Huntington CDO Ltd.
0.493% due 11/05/2040		496	472
MASTR Asset-Backed Securities Trust
0.322% due 10/25/2036		1,198	1,016
Morgan Stanley ABS Capital, Inc. Trust
0.292% due 11/25/2036		269	187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital Trust
0.442% due 01/25/2036		$500	$446
Newcastle CDO Ltd.
0.571% due 12/24/2039		335	328
Residential Asset Securities Corp. Trust
0.312% due 07/25/2036		744	716
0.612% due 11/25/2035		3,100	2,281
Securitized Asset-Backed Receivables LLC Trust
0.917% due 02/25/2034		662	625
Sierra Madre Funding Ltd.
0.531% due 09/07/2039		1,347	1,049
0.551% due 09/07/2039		3,110	2,403
Structured Asset Investment Loan Trust
0.512% due 10/25/2035		537	522
Triaxx Prime CDO Ltd.
0.415% due 10/02/2039		492	414

Total Asset-Backed Securities (Cost $34,499)			44,124

SOVEREIGN ISSUES 16.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,500	2,577
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	3,800	5,250
2.150% due 11/12/2017 (d)		401	571
2.250% due 05/15/2016		5,000	7,057
2.250% due 04/22/2017 (d)		1,102	1,571
2.750% due 12/01/2015		4,000	5,652
3.000% due 06/15/2015		2,000	2,807
3.000% due 11/01/2015		200	283
3.750% due 08/01/2015		100	142
3.750% due 04/15/2016		5,300	7,668
3.750% due 08/01/2016		700	1,020
4.500% due 07/15/2015		600	856
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		100	136
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	200	170
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	500	696
4.700% due 11/01/2016		1,100	1,633
Spain Government International Bond
2.100% due 04/30/2017		2,000	2,841
3.000% due 04/30/2015		6,400	8,964
3.250% due 04/30/2016		2,500	3,597
3.300% due 07/30/2016		11,700	16,940
4.000% due 07/30/2015		600	854
4.250% due 10/31/2016		2,500	3,710

Total Sovereign Issues (Cost $74,623)			74,995

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (e)		8,600	237

Total Preferred Securities (Cost $230)			237

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.8%

CERTIFICATES OF DEPOSIT 2.0%
Credit Suisse
0.547% due 08/24/2015		$5,200	5,198

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.650% due 04/07/2015		$3,800	$3,820

			9,018

GREECE TREASURY BILLS 0.8%
1.821% due 09/19/2014	EUR	2,800	3,819

MEXICO TREASURY BILLS 5.5%
3.373% due 08/21/2014 - 12/11/2014 (c)	MXN	326,900	25,013

SLOVENIA TREASURY BILLS 0.3%
1.088% due 10/16/2014 - 02/12/2015 (c)	EUR	1,000	1,368

U.S. TREASURY BILLS 0.2%
0.052% due 08/21/2014 - 10/16/2014 (c)(h)(j)		$1,060	1,060

Total Short-Term Instruments (Cost $39,776)			40,278

Total Investments in Securities (Cost $344,275)			359,138

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 22.2%

SHORT-TERM INSTRUMENTS 22.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.2%
PIMCO Short-Term Floating NAV Portfolio	1,729	$17
PIMCO Short-Term Floating NAV Portfolio III	10,138,926	101,308

Total Short-Term Instruments (Cost $101,318)		101,325

Total Investments in Affiliates (Cost $101,318)		101,325

Total Investments 100.7% (Cost $445,593)		$460,463

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(1,859))		269

Other Assets and Liabilities, net (0.7%)		(3,355)

Net Assets 100.0%		$457,377

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	0.140%	07/01/2014	07/02/2014	$(826)	$(826)

Total Sale-Buyback Transactions					$(826)

(1)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $3,849 at a weighted average interest rate of (0.987%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $822 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions		Collateral (Received)/Pledged	Net Exposure (2)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(826)	$0		$(826)	$822		$(4)

Total Borrowings and Other Financing Transactions	$0	$0	$(826)	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	257	$26	$13	$0
90-Day Eurodollar June Futures	Long	06/2016	246	(42)	12	0
90-Day Eurodollar March Futures	Long	03/2016	1,047	(2)	53	0
90-Day Eurodollar September Futures	Long	09/2015	353	61	22	0
90-Day Eurodollar September Futures	Long	09/2016	61	5	3	0
Euro-Bund 10-Year Bond September Futures	Short	09/2014	120	(299)	35	(15)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	32	31	3	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	45	87	13	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	60	(18)	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	146	(24)	3	(5)

Total Futures Contracts				$(175)	$158	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$9,108	$803	$90	$0	$(13)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	34,100	684	160	0	(15)

				$1,487	$250	$0	$(28)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043	CAD	300	$34	$28	$0	$(2)
Pay	3-Month CAD-Bank Bill	2.625%	09/16/2043		300	(34)	1	0	0
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043		2,200	(100)	(137)	0	(12)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	$	71,300	1,000	(175)	89	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	600	(104)	(33)	0	0
Pay	28-Day MXN-TIIE	5.470%	04/26/2019	MXN	3,800	8	8	1	0
Pay	28-Day MXN-TIIE	7.650%	05/30/2024		81,000	31	32	0	(11)

						$835	$(276)	$90	$(25)

Total Swap Agreements						$2,322	$(26)	$90	$(53)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $2,600 and cash of $1,583 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$158	$240	$398	$0	$(21)	$(214)	$(235)

(1)	Unsettled variation margin asset of $150 and liability of $(161) for closed swap agreements is outstanding at period end.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	225	$	102	$0	$0
	07/2014	$	100	BRL	225	2	0
	07/2014		9,430	EUR	6,940	73	0
	07/2014		4,799	GBP	2,827	39	0
	08/2014	GBP	2,827	$	4,797	0	(39)
	06/2015	EUR	2,743		3,729	0	(33)
	06/2016		7,597		10,403	0	(92)

BPS	07/2014	BRL	225		102	0	0
	07/2014	EUR	645		874	0	(9)
	07/2014	GBP	2,827		4,760	0	(78)
	07/2014	NZD	212		180	0	(6)
	07/2014	$	100	BRL	225	2	0
	07/2014		1,691	MXN	22,099	9	0
	08/2014	MXN	52,052	$	3,862	0	(136)
	06/2015	EUR	1,118		1,516	0	(17)

BRC	07/2014	AUD	194		180	0	(3)
	07/2014	EUR	1,250		1,700	0	(11)
	07/2014	$	8,367	EUR	6,167	78	0
	08/2014	EUR	9,081	$	12,365	0	(71)
	06/2015		1,564		2,125	0	(21)
	06/2016		1,536		2,112	0	(11)

CBK	08/2014	AUD	194		182	0	(1)
	09/2014	MXN	63,239		4,708	0	(145)

DUB	07/2014	$	1,097	EUR	809	11	0
	07/2014		6,300	MXN	82,165	24	0
	08/2014	NZD	211	$	184	0	0
	06/2016	EUR	809		1,108	0	(10)
	10/2016	JPY	120,988		1,710	490	0

FBF	07/2014	$	64,862	EUR	47,565	269	0
	08/2014	EUR	45,300	$	61,802	0	(235)
	11/2014	BRL	992		420	0	(14)
	06/2015	EUR	2,265		3,074	0	(33)

GLM	07/2014		58,772		80,492	15	0
	08/2014	MXN	22,340		1,678	0	(38)
	08/2014	$	4,887	MXN	64,374	57	0
	09/2014	MXN	69,787	$	5,208	0	(148)
	10/2014		11,466		872	0	(5)
	10/2014	$	297	MXN	3,869	0	(1)
	11/2014	MXN	11,452	$	870	0	(5)

HUS	07/2014	$	1,967	EUR	1,451	20	0
	11/2014	BRL	943	$	400	0	(12)

JPM	07/2014		6,221		2,825	9	0
	07/2014	EUR	1,588		2,158	0	(17)
	07/2014	JPY	124,885		1,226	0	(7)
	07/2014	$	2,779	BRL	6,221	36	0
	07/2014		1,230	JPY	124,885	3	0
	08/2014	BRL	6,221	$	2,754	0	(35)
	08/2014	JPY	124,885		1,230	0	(3)
	08/2014	$	1,887	EUR	1,388	14	0
	11/2014	BRL	1,277	$	540	0	(18)

MSC	07/2014	$	2,939	EUR	2,157	15	0
	08/2014	MXN	21,597	$	1,599	0	(60)
	11/2014	BRL	1,559		660	0	(21)
	11/2014	$	540	BRL	1,278	19	0
	06/2016	EUR	2,157	$	2,967	0	(13)

NAB	07/2014	$	8,362	EUR	6,153	63	0
	06/2015	EUR	1,580	$	2,149	0	(19)
	06/2016		4,573		6,279	0	(39)

RBC	07/2014		8,987		12,163	0	(143)
	07/2014	$	2,900	MXN	37,854	13	0
	09/2014	CAD	368	$	339	0	(6)
	09/2014	$	232	MXN	3,013	0	(1)
	12/2014	MXN	69,904	$	5,316	0	(14)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	07/2014	BRL	6,806	$	3,024	$0	$(56)
	07/2014	$	3,089	BRL	6,806	1	(9)
	08/2014		258		584	4	0
	11/2014		1,480		3,494	47	0

Total Forward Foreign Currency Contracts						$1,313	$(1,635)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	$	4,300	$(115)	$(37)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		29,700	(369)	(63)

DUB	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/23/2014	GBP	6,200	(16)	(18)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/23/2014		6,200	(45)	(30)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	$	4,300	(115)	(37)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	09/02/2014		24,800	(32)	(49)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	09/02/2014		24,800	(79)	(36)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/24/2014	GBP	3,200	(8)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/24/2014		3,200	(22)	(16)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	$	12,600	(10)	(19)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	09/15/2014		12,600	(71)	(33)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		7,800	(96)	(59)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		24,900	(44)	(67)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/02/2014		24,900	(114)	(38)

NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/02/2014		6,400	(10)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	09/02/2014		6,400	(45)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/28/2014		4,300	(22)	0

RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	(264)	(213)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		10,800	(54)	(58)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014		10,800	(188)	(13)

								$(1,719)	$(811)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.650%	09/17/2014	EUR	500	$(1)	$(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		3,700	(11)	(3)

							$(12)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$200	$(11)	$(8)

BPS	Put - OTC USD versus JPY		98.000	07/14/2014	2,200	(4)	0

GLM	Call - OTC USD versus MXN	MXN	14.250	06/12/2015	3,100	(52)	(48)

MSB	Call - OTC USD versus MXN		14.100	06/11/2015	3,200	(62)	(54)

						$(129)	$(110)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC Euro Stoxx 50 Index	3,175.000	09/19/2014	EUR	292	$(197)	$(261)

Total Written Options						$(2,057)	$(1,187)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premiums
Balance at Beginning of Period	199	$526,700	EUR 50,000	GBP 12,000	$(2,664)
Sales	1,597	271,000	19,692	18,800	(4,606)
Closing Buys	(1,597)	(23,100)	0	0	3,267
Expirations	(199)	(540,100)	(58,600)	0	1,783
Exercised	0	(2,500)	(6,600)	(12,000)	163

Balance at End of Period	0	$232,000	EUR 4,492	GBP 18,800	$(2,057)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%	$ 1,100	$20	$11	$31	$0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	200	(3)	4	1	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(5)	3	0	(2)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	300	(6)	(1)	0	(7)
	China Government International Bond	1.000%	03/20/2019	0.676%	700	3	8	11	0
	China Government International Bond	1.000%	06/20/2019	0.724%	1,600	13	9	22	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	200	1	1	2	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 1,000	18	17	35	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	$ 100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	400	(21)	13	0	(8)
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,100	(38)	46	8	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	2,200	4	40	44	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	2,000	31	5	36	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%	2,100	36	1	37	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	300	(10)	7	0	(3)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	400	(16)	1	0	(15)

BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	800	14	0	14	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%	1,500	37	0	37	0
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0

BRC	China Government International Bond	1.000%	12/20/2018	0.623%	2,300	38	0	38	0
	China Government International Bond	1.000%	03/20/2019	0.676%	2,600	10	30	40	0
	China Government International Bond	1.000%	06/20/2019	0.724%	300	2	2	4	0
	China Government International Bond	1.000%	09/20/2019	0.768%	500	7	(1)	6	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.156%	1,800	12	(1)	11	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%	600	14	0	14	0
	General Motors Co.	5.000%	06/20/2016	0.636%	200	19	(2)	17	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	200	(10)	7	0	(3)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	600	(32)	20	0	(12)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	300	(9)	1	0	(8)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%	300	(7)	(1)	0	(8)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%	1,100	11	0	11	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	2,500	37	8	45	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	200	(2)	5	3	0

CBK	Brazil Government International Bond	1.000%	12/20/2016	0.712%	200	(3)	4	1	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%	300	(3)	5	2	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	500	(22)	17	0	(5)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	500	(10)	(1)	0	(11)
	China Government International Bond	1.000%	12/20/2016	0.299%	100	(5)	7	2	0
	China Government International Bond	1.000%	12/20/2018	0.623%	800	13	1	14	0
	China Government International Bond	1.000%	03/20/2019	0.676%	5,300	26	54	80	0
	China Government International Bond	1.000%	06/20/2019	0.724%	3,800	38	13	51	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%	400	3	0	3	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%	400	3	0	3	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%	200	3	0	3	0
	Russia Government International Bond	1.000%	12/20/2018	1.602%	200	(5)	0	0	(5)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	600	(23)	1	0	(22)
	Teck Resources Ltd.	1.000%	09/20/2019	1.388%	300	(5)	(1)	0	(6)

DUB	Berkshire Hathaway Finance Corp.	1.000%	06/20/2018	0.307%	300	8	0	8	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2020	0.568%	400	(5)	16	11	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	100	0	1	1	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	500	(7)	11	4	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	3,900	(171)	116	0	(55)
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	China Government International Bond	1.000%	06/20/2019	0.724%	5,000	62	6	68	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Citigroup, Inc.	1.000%	03/20/2019	0.614%	$ 1,100	$12	$8	$20	$0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	200	(1)	4	3	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%	200	37	2	39	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	200	2	0	2	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	1,800	27	1	28	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.188%	500	3	(2)	1	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 400	6	8	14	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	$ 1,000	(51)	32	0	(19)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	1,200	(27)	(1)	0	(28)
	Italy Government International Bond	1.000%	06/20/2016	0.516%	1,800	18	(1)	17	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	200	(4)	5	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	4,000	0	17	17	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%	1,200	7	(3)	4	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%	2,000	14	33	47	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	700	(1)	15	14	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	4,300	64	13	77	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	300	(10)	7	0	(3)
	Spain Government International Bond	1.000%	06/20/2016	0.333%	1,700	23	0	23	0

FBF	Brazil Government International Bond	1.000%	12/20/2018	1.245%	600	(28)	22	0	(6)
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	100	1	1	2	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%	400	(2)	8	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	200	1	3	4	0

GST	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%	300	7	0	7	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2018	0.325%	1,300	37	0	37	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	200	0	2	2	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	100	(5)	4	0	(1)
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	Citigroup, Inc.	1.000%	03/20/2019	0.614%	500	5	4	9	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	200	(2)	4	2	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%	100	0	2	2	0
	Continental Resources, Inc.	1.000%	06/20/2016	0.310%	4,500	58	6	64	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%	1,100	25	1	26	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	200	1	3	4	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	400	6	1	7	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	300	(3)	8	5	0
	Venezuela Government International Bond	5.000%	06/20/2016	8.926%	200	(29)	15	0	(14)

HUS	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	400	2	3	5	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	200	(10)	7	0	(3)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	200	(6)	1	0	(5)
	Italy Government International Bond	1.000%	06/20/2017	0.669%	4,100	41	0	41	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	300	(6)	8	2	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	500	6	3	9	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	1,000	1	19	20	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	1,500	22	5	27	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	1,500	(32)	21	0	(11)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	500	(30)	13	0	(17)

JPM	China Government International Bond	1.000%	12/20/2018	0.623%	1,200	20	0	20	0
	China Government International Bond	1.000%	03/20/2019	0.676%	1,200	6	13	19	0
	China Government International Bond	1.000%	06/20/2019	0.724%	2,500	19	15	34	0
	China Government International Bond	1.000%	09/20/2019	0.768%	400	6	(1)	5	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%	200	37	2	39	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 3,800	64	69	133	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	$ 100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	100	(2)	0	0	(2)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%	500	(12)	(2)	0	(14)
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	500	1	9	10	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	300	4	2	6	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	400	(12)	9	0	(3)
	Qatar Government International Bond	1.000%	06/20/2019	0.495%	1,000	20	5	25	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%	1,300	(75)	32	0	(43)
	Venezuela Government International Bond	5.000%	06/20/2016	8.926%	400	(58)	30	0	(28)

MYC	Brazil Government International Bond	1.000%	12/20/2018	1.245%	300	(14)	10	0	(4)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(9)	7	0	(2)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	200	(4)	0	0	(4)
	China Government International Bond	1.000%	12/20/2018	0.623%	600	11	(1)	10	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	500	(4)	11	7	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%	1,800	10	(3)	7	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	200	(6)	1	0	(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Italy Government International Bond	1.000%	03/20/2019	0.887%	$ 200	$(4)	$5	$1	$0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%	400	3	0	3	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	200	3	1	4	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%	1,100	18	0	18	0
	Russia Government International Bond	1.000%	12/20/2018	1.602%	200	(5)	0	0	(5)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	300	(17)	7	0	(10)

						$241	$1,018	$1,659	$(400)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	$ 300	$ 3	$1	$4	$0

MYC	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	98	(12)	11	0	(1)
	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR 4,500	(165)	183	18	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	$ 600	7	0	7	0

					$ (167)	$195	$29	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	1,600	$0	$(16)	$0	$(16)
	Pay	1-Year BRL-CDI	10.460%	01/02/2017		2,300	0	(12)	0	(12)

BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		300	0	(8)	0	(8)

BRC	Pay	1-Year BRL-CDI	9.110%	01/02/2017		100	0	(2)	0	(2)

DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015		1,300	(2)	(15)	0	(17)
	Pay	1-Year BRL-CDI	8.430%	01/02/2015		1,400	9	(16)	0	(7)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		200	0	(4)	0	(4)

GLM	Pay	1-Year BRL-CDI	7.550%	01/02/2015		1,400	(3)	(17)	0	(20)
	Pay	1-Year BRL-CDI	8.150%	01/02/2015		1,500	0	(15)	0	(15)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	20,000	18	44	62	0
	Pay	28-Day MXN-TIIE	7.740%	05/29/2024		23,000	0	8	8	0

HUS	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		20,000	18	44	62	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,200	39	71	110	0
	Pay	28-Day MXN-TIIE	7.650%	05/30/2024		33,000	2	1	3	0

JPM	Pay	1-Year BRL-CDI	7.890%	01/02/2015	BRL	400	0	(4)	0	(4)

MYC	Pay	1-Year BRL-CDI	9.930%	01/02/2015		3,600	2	36	38	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	2,800	10	16	26	0

SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		30,000	28	64	92	0

UAG	Pay	1-Year BRL-CDI	9.930%	01/02/2015	BRL	3,000	3	29	32	0

							$124	$204	$433	$(105)

Total Swap Agreements							$198	$1,417	$2,121	$(506)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(j)	Securities with an aggregate market value of $643 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$114	$0	$227	$341	$(164)	$(45)	$(64)	$(273)	$68	$(40)	$28
BPS	11	0	54	65	(246)	0	(8)	(254)	(189)	0	(189)
BRC	78	0	189	267	(117)	0	(33)	(150)	117	0	117
CBK	0	0	163	163	(146)	(63)	(49)	(258)	(95)	164	69
DUB	525	0	402	927	(10)	(48)	(133)	(191)	736	(670)	66
FBF	269	0	12	281	(282)	0	(6)	(288)	(7)	0	(7)
GLM	72	0	70	142	(197)	(85)	(35)	(317)	(175)	(290)	(465)
GST	0	0	168	168	0	(266)	(15)	(281)	(113)	0	(113)
HUS	20	0	282	302	(12)	0	(36)	(48)	254	(260)	(6)
JPM	62	0	291	353	(80)	(111)	(95)	(286)	67	(260)	(193)
MSB	0	0	0	0	0	(54)	0	(54)	(54)	0	(54)
MSC	34	0	0	34	(94)	0	0	(94)	(60)	0	(60)
MYC	0	0	139	139	0	(216)	(32)	(248)	(109)	(310)	(419)
NAB	63	0	0	63	(58)	0	0	(58)	5	0	5
NGF	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
RBC	13	0	0	13	(164)	0	0	(164)	(151)	0	(151)
RYL	0	0	0	0	0	(284)	0	(284)	(284)	429	145
SOG	0	0	92	92	0	0	0	0	92	0	92
UAG	52	0	32	84	(65)	0	0	(65)	19	0	19

Total Over the Counter	$1,313	$0	$2,121	$3,434	$(1,635)	$(1,187)	$(506)	$(3,328)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$158	$158
Swap Agreements	0	0	0	0	240	240

	$0	$0	$0	$0	$398	$398

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,313	$0	$1,313
Swap Agreements	0	1,688	0	0	433	2,121

	$0	$1,688	$0	$1,313	$433	$3,434

	$0	$1,688	$0	$1,313	$831	$3,832

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	28	0	0	186	214

	$0	$28	$0	$0	$207	$235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,635	$0	$1,635
Written Options	0	5	261	110	811	1,187
Swap Agreements	0	401	0	0	105	506

	$0	$406	$261	$1,745	$916	$3,328

	$0	$434	$261	$1,745	$1,123	$3,563

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$1,412	$0	$73	$1,485
Futures	0	0	(309)	0	136	(173)
Swap Agreements	0	6	0	0	(973)	(967)

	$0	$6	$1,103	$0	$(764)	$345

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(455)	$0	$(455)
Written Options	0	145	0	138	1,410	1,693
Swap Agreements	0	437	0	0	(992)	(555)

	$0	$582	$0	$(317)	$418	$683

	$0	$588	$1,103	$(317)	$(346)	$1,028

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	553	553
Swap Agreements	0	373	0	0	(2,293)	(1,920)

	$0	$373	$0	$0	$(1,713)	$(1,340)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(432)	$0	$(432)
Written Options	0	(32)	(64)	(24)	2,151	2,031
Swap Agreements	0	1,005	0	0	1,246	2,251

	$0	$973	$(64)	$(456)	$3,397	$3,850

	$0	$1,346	$(64)	$(456)	$1,684	$2,510

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,505	$2,725	$13,230
Corporate Bonds & Notes
Banking & Finance	0	69,746	172	69,918
Industrials	0	38,018	0	38,018
Utilities	0	30,084	0	30,084
Municipal Bonds & Notes
California	0	1,142	0	1,142
Illinois	0	2,243	0	2,243
U.S. Government Agencies	0	2,577	432	3,009
U.S. Treasury Obligations	0	8,264	0	8,264
Mortgage-Backed Securities	0	33,596	0	33,596

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$44,124	$0	$44,124
Sovereign Issues	0	74,995	0	74,995
Preferred Securities
Banking & Finance	237	0	0	237
Short-Term Instruments
Certificates of Deposit	0	9,018	0	9,018
Greece Treasury Bills	0	3,819	0	3,819
Mexico Treasury Bills	0	25,013	0	25,013
Slovenia Treasury Bills	0	1,368	0	1,368
U.S. Treasury Bills	0	1,060	0	1,060
	$237	$355,572	$3,329	$359,138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101,325	$0	$0	$101,325

Total Investments	$101,562	$355,572	$3,329	$460,463

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	158	90	0	248
Over the counter	0	3,371	63	3,434
	$158	$3,461	$63	$3,682

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(21)	$(53)	$0	$(74)
Over the counter	0	(3,328)	0	(3,328)
	$(21)	$(3,381)	$0	$(3,402)

Totals	$101,699	$355,652	$3,392	$460,743

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Advisor and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

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Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

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significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in

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duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including

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Notes to Financial Statements (Cont.)

government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

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(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$67	$0	$(50)	$0	$0	$17	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$119,221	$138,657	$(156,600)	$(32)	$62	$101,308	$158	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an

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investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no

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Notes to Financial Statements (Cont.)

credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts

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received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as

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Notes to Financial Statements (Cont.)

the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The

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market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant

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to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such

Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2014, the remaining recoverable amount to PIMCO was $20,211.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$218,857	$308,477	$156,694	$36,223

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2014 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	5	$49	86	$913
Administrative Class	5,580	57,836	17,798	186,456
Advisor Class	196	2,044	29	297
Issued as reinvestment of distributions
Institutional Class	0	4	1	6
Administrative Class	156	1,626	326	3,387
Advisor Class	1	3	0	0
Cost of shares redeemed
Institutional Class	(19)	(204)	(6)	(65)
Administrative Class	(1,879)	(19,444)	(4,207)	(44,046)
Advisor Class	(10)	(101)	(1)	(11)
Net increase (decrease) resulting from Portfolio share transactions	4,030	$41,813	14,026	$146,937

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 79% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 49% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$445,649	$15,170	$(356)	$14,814

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	MSB	Mitsubishi Trust & Bank	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT77SAR_063014

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2014

PIMCO Unconstrained Bond Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2014. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

In contrast to the market reaction during the summer of 2013 in which the Federal Reserve’s (“Fed”) new “taper talk” caused significant market turmoil, over the past six months, investor risk appetite returned on better clarity regarding central bank policy and an easing of global geopolitical risks towards the latter part of the period. Global bond markets generally rallied (with yields lower and prices therefore higher) as central banks remained accommodative.

The outlook for the U.S. economy improved on steady though historically slow employment growth and renewed business investment activity during the reporting period. However, while the Fed noted in its June 2014 meeting that the U.S. economy had “rebounded”, the central bank reiterated its view that the economy still had some distance to go to meet its employment and specific inflation targets. Investors became more comfortable with the idea that the Fed would keep its policy rate lower than historical norms during a recovery, leading to a flattening of the U.S. Treasury yield curve.

This sentiment was reinforced by a series of actions announced by the European Central Bank (“ECB”) on June 5, 2014. ECB President Mario Draghi lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into unprecedented negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a new liquidity channel to help encourage bank lending, and mentioned plans to begin a future quantitative easing asset purchase program. These measures reflect the ECB’s decision to attempt to tackle the threat of deflation in the Eurozone amid slower-than-historical and expected economic growth. Consequently, yields on Spanish and Italian bonds ended the period closer to their ten-year U.S. Treasury counterparts.

Within Asia, Japan raised its consumption tax, leading to a decline in household spending and retail sales. China, also facing a more challenging growth outlook, launched a mini-stimulus program and continued to finely tune its monetary policies amid lingering concerns regarding shadow banking-related defaults.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 2.72% over the reporting period. The U.S. Treasury yield curve flattened as the Fed signaled that it was in no hurry to start raising interest rates. As a result, investors continued pricing in low policy rates and lower long-term yields. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, down from 3.03% on December 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.93% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, returned 5.83% over the reporting period. The asset class generally gained on supportive inflationary data and returning investor demand. U.S. TIPS outperformed nominal U.S. Treasuries as current and expected levels of inflation increased over the period. Higher heating costs during the winter and the conflict in Iraq towards the latter part of the period contributed to higher energy prices, which impacted near-term headline inflation, while increasing rent prices continued to contribute to core inflation. Inflation-linked bonds (“ILBs”) also posted positive returns globally with emerging market ILBs showing significant strength. Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 7.08%.

■

Agency mortgage-backed securities (“MBS”), as represented by the Barclays Agency Fixed-Rate MBS Index, returned 4.08% over the reporting period. Agency MBS outperformed like-duration U.S. Treasuries despite continued tapering of mortgage purchases by the Fed. Lack of new issuances was the primary driver of performance in the sector, as limited refinancing activity, slow housing turnover and winter weather-related

2	PIMCO VARIABLE INSURANCE TRUST

weakness in much of the U.S. contributed to lower than expected mortgage originations. Non-Agency MBS continued to benefit from the ongoing recovery in the U.S. housing market, demand for spread assets, and limited new issue supply.

■

U.S. investment grade credit, as measured by the Barclays U.S. Credit Index, returned 5.70% over the reporting period. The sector outperformed like-duration U.S. Treasuries as spreads narrowed. The high yield corporate bond sector also posted positive returns, benefiting from robust inflows and overall low market volatility. Spreads tightened in spite of falling U.S. Treasury yields, primarily due to improvements in global growth, solid corporate fundamentals and continued accommodative global central bank policy. Bank loans posted relatively healthy returns, despite headwinds in the form of lower government interest rates and diminishing retail demand as reflected by outflows from mutual funds during the second quarter of the period. While retail flows have reversed, issuance of collateralized loan obligations (“CLOs”), which represents another large source of demand, provided a steady bid for loans and remained active during the period.

■

Emerging Markets (“EM”) external debt, as measured by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.10% over the reporting period as spreads for EM external debt narrowed. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.99% over the period. EM external debt outperformed EM local debt, though local debt rebounded as investors sought the relatively high yields of the asset class. Inflows have returned across EM asset classes due to attractive valuations, modest relief over Chinese growth concerns, market-friendly election results in EM countries, and renewed appetite for higher yields.

■

Developed market equities posted positive returns as investors embraced higher-risk assets due to better clarity on central bank policy and an easing of geopolitical tensions. U.S. equities, as measured by the S&P 500 Index, returned 7.14%. Global equities, as represented by the MSCI All Country World Index Net USD and MSCI World Index, returned 6.18% for both indexes. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 6.14%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 24, 2014

SEMIANNUAL REPORT	JUNE 30, 2014	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Portfolio.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the value of the Portfolio.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus.

The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or

4	PIMCO VARIABLE INSURANCE TRUST

any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2014 to June 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2014	5

PIMCO Unconstrained Bond Portfolio

Cumulative Returns Through June 30, 2014

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	30.8%
Corporate Bonds & Notes	30.0%
Sovereign Issues	16.3%
Asset-Backed Securities	9.6%
Mortgage-Backed Securities	7.3%
Other	6.0%
†	% of Investments, at value as of 06/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended June 30, 2014
	6 Months*	1 Year	Class Inception (04/30/2013)
PIMCO Unconstrained Bond Portfolio Advisor Class	2.58%	1.24%	-0.44%
3 Month USD LIBOR Index±	0.12%	0.25%	0.26%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.15% for Advisor Class shares.

± The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/14)	$1,000.00	$1,000.00
Ending Account Value (06/30/14)	$1,025.80	$1,019.09
Expenses Paid During Period†	$5.78	$5.76
Net Annualized Expense Ratio††	1.15%	1.15%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Long exposure to U.S. government intermediate maturities, which experienced positive total returns over the reporting period, added to performance.

»	A short position at the long end of the U.S. government yield curve detracted from performance as longer-maturity interest rates had positive performance.

»

Eurozone duration (or sensitivity to changes in market interest rates) positioning added to performance, primarily driven by exposure to short-dated peripheral countries such as Spain and Italy, as yields in these countries fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance as prices on these securities generally rose over the reporting period.

»

Exposure to corporate spreads contributed to performance, driven by U.S. and European sell-protection credit default swaps. Spreads on the Markit CDX North America Investment Grade Index and Markit iTraxx Europe Index were net tighter over the reporting period.

»	Exposure to financial sector bonds also added to performance as the financial subsector of the Barclays U.S. Corporate Investment Grade Index posted positive returns over the reporting period.

»	Exposure to local interest rates in Mexico was net positive for performance as interest rates in Mexico fell over the reporting period.

»	Exposure to municipal bonds added to returns as the Barclays Municipal Bond Index posted positive returns over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Period Ended:	06/30/2014+		04/30/2013-12/31/2013

Advisor Class
Net asset value beginning of period	$10.25		$10.64
Net investment income (a)	0.05		0.14
Net realized/unrealized gain (loss)	0.21		(0.46)
Total income (loss) from investment operations	0.26		(0.32)
Dividends from net investment income	(0.03)		(0.03)
Distributions from net realized capital gains	0.00		(0.04)
Total distributions	(0.03)		(0.07)
Net asset value end of period	$10.48		$10.25
Total return	2.58%		(3.02)%
Net assets end of period (000s)	$2,249		$285
Ratio of expenses to average net assets	1.15	%*	1.12	%*
Ratio of expenses to average net assets excluding waivers	1.15	%*	1.15	%*
Ratio of expenses to average net assets excluding interest expense	1.15	%*	1.12	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.15	%*	1.15	%*
Ratio of net investment income to average net assets	0.92	%*	2.04	%*
Portfolio turnover rate	128	%**	928	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2014

Assets:
Investments, at value
Investments in securities	$359,138
Investments in Affiliates	101,325
Financial Derivative Instruments
Exchange-traded or centrally cleared	398
Over the counter	3,434
Cash	712
Deposits with counterparty	1,584
Foreign currency, at value	864
Receivable for investments sold	851
Receivable for Portfolio shares sold	503
Interest and dividends receivable	2,304
Dividends receivable from Affiliates	27
471,140

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$826
Financial Derivative Instruments
Exchange-traded or centrally cleared	235
Over the counter	3,328
Payable for investments purchased	7,076
Payable for investments in Affiliates purchased	27
Deposits from counterparty	1,880
Payable for Portfolio shares redeemed	3
Accrued investment advisory fees	216
Accrued supervisory and administrative fees	108
Accrued servicing fees	54
Reimbursement to PIMCO	8
Other liabilities	2
13,763

Net Assets	$457,377

Net Assets Consist of:
Paid in capital	$444,672
Undistributed net investment income	1,045
Accumulated net realized (loss)	(4,977)
Net unrealized appreciation	16,637
$457,377

Net Assets:
Institutional Class	$733
Administrative Class	454,395
Advisor Class	2,249

Shares Issued and Outstanding:
Institutional Class	70
Administrative Class	43,338
Advisor Class	215

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.48
Administrative Class	10.48
Advisor Class	10.48

Cost of Investments in Securities	$344,275
Cost of Investments in Affiliates	$101,318
Cost of Foreign Currency Held	$861
Cost or Premiums of Financial Derivative Instruments, net	$(1,859)

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2014

Investment Income:
Interest	$4,123
Dividends	9
Dividends from Investments in Affiliates	158
Total Income	4,290

Expenses:
Investment advisory fees	1,269
Supervisory and administrative fees	635
Servicing fees - Administrative Class	316
Distribution and/or servicing fees - Advisor Class	1
Trustee fees	2
Miscellaneous expense	10
Total Expenses	2,233
Waiver and/or Reimbursement by PIMCO	(2)
Net Expenses	2,231

Net Investment Income	2,059

Net Realized Gain (Loss):
Investments in securities	1,658
Investments in Affiliates	(32)
Exchange-traded or centrally cleared financial derivative instruments	345
Over the counter financial derivative instruments	683
Foreign currency	26
Net Realized Gain	2,680

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	4,236
Investments in Affiliates	62
Exchange-traded or centrally cleared financial derivative instruments	(1,340)
Over the counter financial derivative instruments	3,850
Foreign currency assets and liabilities	2
Net Change in Unrealized Appreciation	6,810
Net Gain	9,490

Net Increase in Net Assets Resulting from Operations	$11,549

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	9

Statements of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$2,059	$5,463
Net realized gain (loss)	2,680	(9,786)
Net change in unrealized appreciation (depreciation)	6,810	(1,088)
Net increase (decrease) resulting from operations	11,549	(5,411)

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(3)
Administrative Class	(1,626)	(1,904)
Advisor Class	(3)	(0)^
From net realized capital gains
Institutional Class	0	(3)
Administrative Class	0	(1,483)
Advisor Class	0	(0)^

Total Distributions	(1,633)	(3,393)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	41,813	146,937

Total Increase in Net Assets	51,729	138,133

Net Assets:
Beginning of period	405,648	267,515
End of period*	$457,377	$405,648

* Including undistributed net investment income of:	$1,045	$619

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.5%

BANK LOAN OBLIGATIONS 2.9%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,718	$2,725
Chrysler Group LLC
3.500% due 05/24/2017		4,389	4,411
Dell, Inc.
3.750% due 10/29/2018		190	190
H.J. Heinz Co.
3.500% due 06/05/2020		891	899
HCA, Inc.
2.900% due 03/31/2017		4,987	5,005

Total Bank Loan Obligations (Cost $13,178)			13,230

CORPORATE BONDS & NOTES 30.2%

BANKING & FINANCE 15.3%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,316
AGFC Capital Trust
6.000% due 01/15/2067		100	87
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,244
3.500% due 07/18/2016		500	517
4.625% due 06/26/2015		1,300	1,344
5.500% due 02/15/2017		1,400	1,520
6.750% due 12/01/2014		5,900	6,036
8.300% due 02/12/2015		100	104
American International Group, Inc.
8.250% due 08/15/2018		400	497
Bank of America Corp.
0.554% due 08/15/2016		100	99
1.050% due 03/22/2016		1,700	1,713
2.000% due 01/11/2018		1,400	1,410
3.929% due 10/21/2025	MXN	2,000	172
5.750% due 12/01/2017		$3,500	3,955
6.400% due 08/28/2017		700	800
6.875% due 04/25/2018		1,300	1,532
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	500	1,171
BPCE S.A.
5.150% due 07/21/2024		$600	634
CIT Group, Inc.
4.250% due 08/15/2017		300	314
4.750% due 02/15/2015		2,500	2,555
Citigroup, Inc.
0.904% due 11/15/2016		500	503
5.000% due 09/15/2014		200	202
6.010% due 01/15/2015		300	309
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	1,100	1,819
Eksportfinans ASA
2.000% due 09/15/2015		$200	200
3.000% due 11/17/2014		883	889
Ford Motor Credit Co. LLC
1.006% due 01/17/2017		4,000	4,031
2.750% due 05/15/2015		2,300	2,345
3.875% due 01/15/2015		1,100	1,120
3.984% due 06/15/2016		1,590	1,681
4.207% due 04/15/2016		1,000	1,056
7.000% due 04/15/2015		100	105
Goldman Sachs Group, Inc.
0.727% due 01/12/2015		700	701
6.150% due 04/01/2018		200	229
ING Bank NV
0.574% due 01/04/2016		1,400	1,400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
4.875% due 04/01/2015		$5,300	$5,442
5.750% due 05/15/2016		500	537
6.500% due 09/01/2014		800	807
8.625% due 09/15/2015		500	542
8.750% due 03/15/2017		200	233
IPIC GMTN Ltd.
3.125% due 11/15/2015		300	310
JPMorgan Chase & Co.
0.847% due 02/26/2016		1,500	1,509
1.100% due 10/15/2015		700	703
1.129% due 01/25/2018		300	304
3.150% due 07/05/2016		3,200	3,337
3.450% due 03/01/2016		3,500	3,654
Metropolitan Life Global Funding
0.356% due 06/23/2016 (b)		900	900
Morgan Stanley
1.750% due 02/25/2016		1,200	1,217
Murray Street Investment Trust
4.647% due 03/09/2017		200	216
Pricoa Global Funding
0.375% due 05/16/2016		800	801
Prudential Covered Trust
2.997% due 09/30/2015		720	738
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	216
RCI Banque S.A.
4.375% due 01/27/2015	EUR	100	140
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	423
SLM Corp.
5.000% due 04/15/2015		500	515
5.000% due 06/15/2018		1,000	1,005
6.250% due 01/25/2016		200	213
8.450% due 06/15/2018		200	237
Union Bank N.A.
2.625% due 09/26/2018		300	309

			69,918

INDUSTRIALS 8.3%
AbbVie, Inc.
1.200% due 11/06/2015		200	201
Aviation Capital Group Corp.
3.875% due 09/27/2016		400	414
Casino Guichard Perrachon S.A.
5.500% due 01/30/2015	EUR	2,750	3,873
Cisco Systems, Inc.
0.277% due 09/03/2015		$3,500	3,503
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,000	3,008
COX Communications, Inc.
5.450% due 12/15/2014		900	920
5.875% due 12/01/2016		1,100	1,216
Daimler Finance North America LLC
0.580% due 03/10/2017		1,800	1,803
0.829% due 01/09/2015		200	200
1.300% due 07/31/2015		1,075	1,084
3.000% due 03/28/2016		200	207
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		2,980	3,096
DISH DBS Corp.
4.250% due 04/01/2018		300	313
4.625% due 07/15/2017		200	213
7.125% due 02/01/2016		1,400	1,517
7.875% due 09/01/2019		200	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ensco PLC
3.250% due 03/15/2016		$1,360	$1,416
General Mills, Inc.
0.527% due 01/29/2016		100	100
Hewlett-Packard Co.
2.350% due 03/15/2015		200	203
Kroger Co.
2.200% due 01/15/2017		100	103
MGM Resorts International
6.625% due 07/15/2015		2,280	2,400
Mondelez International, Inc.
6.250% due 03/20/2015	EUR	2,700	3,850
ONEOK Partners LP
6.150% due 10/01/2016		$1,427	1,590
SABMiller Holdings, Inc.
0.915% due 08/01/2018		3,600	3,624
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015		400	409
Volkswagen International Finance NV
1.625% due 03/22/2015		2,215	2,237
WMG Acquisition Corp.
6.000% due 01/15/2021		270	280

			38,018

UTILITIES 6.6%
AES Corp.
3.229% due 06/01/2019		900	909
AT&T, Inc.
5.100% due 09/15/2014		4,100	4,136
Duke Energy Ohio, Inc.
0.370% due 03/06/2015		8,100	8,107
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		3,600	3,627
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		800	843
Petrobras Global Finance BV
2.592% due 03/17/2017		1,100	1,116
Sinopec Group Overseas Development Ltd.
1.007% due 04/10/2017		1,600	1,602
Sprint Communications, Inc.
8.375% due 08/15/2017		200	234
TransAlta Corp.
4.750% due 01/15/2015		500	511
Verizon Communications, Inc.
0.430% due 03/06/2015		100	100
1.761% due 09/15/2016		3,700	3,804
1.981% due 09/14/2018		900	951
2.500% due 09/15/2016		3,500	3,609
3.650% due 09/14/2018		500	535

			30,084

Total Corporate Bonds & Notes (Cost $137,080)			138,020

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.2%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		1,100	1,142

ILLINOIS 0.5%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015		2,200	2,243

Total Municipal Bonds & Notes (Cost $3,363)			3,385

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
2.793% due 11/01/2042		$885	$899
5.000% due 07/01/2044		1,000	1,110
Freddie Mac
1.727% due 10/25/2021 (a)		391	36
5.500% due 06/01/2037 - 08/15/2051		696	763
11.731% due 04/15/2044		190	201

Total U.S. Government Agencies (Cost $2,994)			3,009

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (h)		928	934
0.125% due 01/15/2023		1,335	1,331
0.375% due 07/15/2023		509	519
0.625% due 07/15/2021 (h)		1,157	1,219
1.125% due 01/15/2021 (f)(h)		3,793	4,109
2.375% due 01/15/2025 (h)		126	152

Total U.S. Treasury Obligations (Cost $8,182)			8,264

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049		81	88
BCAP LLC Trust
5.250% due 06/26/2036		829	750
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 01/25/2035		51	52
2.744% due 11/25/2034		911	835
5.121% due 08/25/2035		300	308
CBA Commercial Small Balance Commercial Mortgage
0.402% due 06/25/2038		4,536	2,784
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		667	518
6.000% due 05/25/2037 ^		535	451
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,571	3,879
CSMC Series 2014-4R
0.514% due 12/27/2035		1,600	1,527
First Horizon Alternative Mortgage Securities Trust
2.208% due 06/25/2034		360	357
First Horizon Mortgage Pass-Through Trust
2.395% due 11/25/2037		4,122	3,621
Granite Mortgages PLC
0.934% due 09/20/2044	GBP	256	436
HarborView Mortgage Loan Trust
0.975% due 11/19/2034		$106	79
IndyMac Mortgage Loan Trust
0.362% due 04/25/2046		3,543	2,963
2.523% due 10/25/2034		64	61
JPMorgan Alternative Loan Trust
0.302% due 07/25/2036		173	172
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		190	202
5.397% due 05/15/2045		676	731
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	58
Morgan Stanley Capital Trust
4.700% due 07/15/2056		82	83
5.665% due 04/15/2049		1,092	1,195
RBSSP Resecuritization Trust
0.402% due 02/26/2037		1,302	1,226
RMAC Securities PLC
0.685% due 06/12/2044	GBP	1,878	3,051

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		$601	$620
Thornburg Mortgage Securities Trust
1.402% due 06/25/2037		152	134
1.797% due 06/25/2037		675	654
Wachovia Bank Commercial Mortgage Trust
0.232% due 06/15/2020		342	340
5.749% due 07/15/2045		515	559
5.933% due 06/15/2049		3,617	3,984
6.140% due 02/15/2051		317	351
WaMu Mortgage Pass-Through Certificates Trust
0.382% due 04/25/2045		140	134
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		823	825
2.618% due 06/25/2035		560	568

Total Mortgage-Backed Securities (Cost $30,350)			33,596

ASSET-BACKED SECURITIES 9.6%
Access Group, Inc.
1.529% due 10/27/2025		647	652
ACE Securities Corp. Home Equity Loan Trust
0.307% due 08/25/2036		501	438
0.312% due 05/25/2036		1,903	1,628
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.632% due 03/25/2035		1,900	1,827
Asset-Backed Funding Certificates Trust
0.312% due 01/25/2037		4,017	2,530
0.372% due 01/25/2037		2,795	1,771
Avoca CLO PLC
0.655% due 09/15/2021	EUR	1,055	1,441
Bear Stearns Asset-Backed Securities Trust
0.352% due 04/25/2037		$912	808
1.402% due 08/25/2037		258	230
Belle Haven ABS CDO Ltd.
0.583% due 11/03/2044		341	169
0.623% due 11/03/2044		523	258
Berica Asset-Backed Security SRL
0.509% due 12/31/2055	EUR	1,088	1,467
Citigroup Mortgage Loan Trust, Inc.
0.292% due 08/25/2036		$117	91
Countrywide Asset-Backed Certificates
0.282% due 06/25/2047		144	144
0.292% due 08/25/2037		4,000	3,281
0.302% due 04/25/2047		1,697	1,346
0.302% due 06/25/2047		3,500	2,776
0.342% due 06/25/2047		4,000	3,404
0.410% due 05/25/2036		71	71
0.432% due 09/25/2036		4,500	3,787
0.500% due 05/25/2036		397	383
5.103% due 05/25/2035		800	787
5.255% due 07/25/2036		300	208
5.322% due 08/25/2035		600	556
Credit-Based Asset Servicing and Securitization LLC
4.211% due 03/25/2037 ^		3,176	1,975
GSAMP Trust
0.382% due 03/25/2047		2,000	1,241
HSI Asset Securitization Corp. Trust
0.372% due 12/25/2036		819	396
Huntington CDO Ltd.
0.493% due 11/05/2040		496	472
MASTR Asset-Backed Securities Trust
0.322% due 10/25/2036		1,198	1,016
Morgan Stanley ABS Capital, Inc. Trust
0.292% due 11/25/2036		269	187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital Trust
0.442% due 01/25/2036		$500	$446
Newcastle CDO Ltd.
0.571% due 12/24/2039		335	328
Residential Asset Securities Corp. Trust
0.312% due 07/25/2036		744	716
0.612% due 11/25/2035		3,100	2,281
Securitized Asset-Backed Receivables LLC Trust
0.917% due 02/25/2034		662	625
Sierra Madre Funding Ltd.
0.531% due 09/07/2039		1,347	1,049
0.551% due 09/07/2039		3,110	2,403
Structured Asset Investment Loan Trust
0.512% due 10/25/2035		537	522
Triaxx Prime CDO Ltd.
0.415% due 10/02/2039		492	414

Total Asset-Backed Securities (Cost $34,499)			44,124

SOVEREIGN ISSUES 16.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,500	2,577
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	3,800	5,250
2.150% due 11/12/2017 (d)		401	571
2.250% due 05/15/2016		5,000	7,057
2.250% due 04/22/2017 (d)		1,102	1,571
2.750% due 12/01/2015		4,000	5,652
3.000% due 06/15/2015		2,000	2,807
3.000% due 11/01/2015		200	283
3.750% due 08/01/2015		100	142
3.750% due 04/15/2016		5,300	7,668
3.750% due 08/01/2016		700	1,020
4.500% due 07/15/2015		600	856
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		100	136
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	200	170
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	500	696
4.700% due 11/01/2016		1,100	1,633
Spain Government International Bond
2.100% due 04/30/2017		2,000	2,841
3.000% due 04/30/2015		6,400	8,964
3.250% due 04/30/2016		2,500	3,597
3.300% due 07/30/2016		11,700	16,940
4.000% due 07/30/2015		600	854
4.250% due 10/31/2016		2,500	3,710

Total Sovereign Issues (Cost $74,623)			74,995

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (e)		8,600	237

Total Preferred Securities (Cost $230)			237

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.8%

CERTIFICATES OF DEPOSIT 2.0%
Credit Suisse
0.547% due 08/24/2015		$5,200	5,198

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.650% due 04/07/2015		$3,800	$3,820

			9,018

GREECE TREASURY BILLS 0.8%
1.821% due 09/19/2014	EUR	2,800	3,819

MEXICO TREASURY BILLS 5.5%
3.373% due 08/21/2014 - 12/11/2014 (c)	MXN	326,900	25,013

SLOVENIA TREASURY BILLS 0.3%
1.088% due 10/16/2014 - 02/12/2015 (c)	EUR	1,000	1,368

U.S. TREASURY BILLS 0.2%
0.052% due 08/21/2014 - 10/16/2014 (c)(h)(j)		$1,060	1,060

Total Short-Term Instruments (Cost $39,776)			40,278

Total Investments in Securities (Cost $344,275)			359,138

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 22.2%

SHORT-TERM INSTRUMENTS 22.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.2%
PIMCO Short-Term Floating NAV Portfolio	1,729	$17
PIMCO Short-Term Floating NAV Portfolio III	10,138,926	101,308

Total Short-Term Instruments (Cost $101,318)		101,325

Total Investments in Affiliates (Cost $101,318)		101,325

Total Investments 100.7% (Cost $445,593)		$460,463

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(1,859))		269

Other Assets and Liabilities, net (0.7%)		(3,355)

Net Assets 100.0%		$457,377

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	0.140%	07/01/2014	07/02/2014	$(826)	$(826)

Total Sale-Buyback Transactions					$(826)

(1)

As of June 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2014 was $3,849 at a weighted average interest rate of (0.987%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2014:

(f)	Securities with an aggregate market value of $822 have been pledged as collateral under the terms of the following master agreements as of June 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions		Collateral (Received)/Pledged	Net Exposure (2)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(826)	$0		$(826)	$822		$(4)

Total Borrowings and Other Financing Transactions	$0	$0	$(826)	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	257	$26	$13	$0
90-Day Eurodollar June Futures	Long	06/2016	246	(42)	12	0
90-Day Eurodollar March Futures	Long	03/2016	1,047	(2)	53	0
90-Day Eurodollar September Futures	Long	09/2015	353	61	22	0
90-Day Eurodollar September Futures	Long	09/2016	61	5	3	0
Euro-Bund 10-Year Bond September Futures	Short	09/2014	120	(299)	35	(15)
U.S. Treasury 10-Year Note September Futures	Long	09/2014	32	31	3	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2014	45	87	13	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	60	(18)	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	146	(24)	3	(5)

Total Futures Contracts				$(175)	$158	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$9,108	$803	$90	$0	$(13)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	34,100	684	160	0	(15)

				$1,487	$250	$0	$(28)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043	CAD	300	$34	$28	$0	$(2)
Pay	3-Month CAD-Bank Bill	2.625%	09/16/2043		300	(34)	1	0	0
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043		2,200	(100)	(137)	0	(12)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	$	71,300	1,000	(175)	89	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	600	(104)	(33)	0	0
Pay	28-Day MXN-TIIE	5.470%	04/26/2019	MXN	3,800	8	8	1	0
Pay	28-Day MXN-TIIE	7.650%	05/30/2024		81,000	31	32	0	(11)

						$835	$(276)	$90	$(25)

Total Swap Agreements						$2,322	$(26)	$90	$(53)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2014:

(h)	Securities with an aggregate market value of $2,600 and cash of $1,583 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$158	$240	$398	$0	$(21)	$(214)	$(235)

(1)	Unsettled variation margin asset of $150 and liability of $(161) for closed swap agreements is outstanding at period end.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2014	BRL	225	$	102	$0	$0
	07/2014	$	100	BRL	225	2	0
	07/2014		9,430	EUR	6,940	73	0
	07/2014		4,799	GBP	2,827	39	0
	08/2014	GBP	2,827	$	4,797	0	(39)
	06/2015	EUR	2,743		3,729	0	(33)
	06/2016		7,597		10,403	0	(92)

BPS	07/2014	BRL	225		102	0	0
	07/2014	EUR	645		874	0	(9)
	07/2014	GBP	2,827		4,760	0	(78)
	07/2014	NZD	212		180	0	(6)
	07/2014	$	100	BRL	225	2	0
	07/2014		1,691	MXN	22,099	9	0
	08/2014	MXN	52,052	$	3,862	0	(136)
	06/2015	EUR	1,118		1,516	0	(17)

BRC	07/2014	AUD	194		180	0	(3)
	07/2014	EUR	1,250		1,700	0	(11)
	07/2014	$	8,367	EUR	6,167	78	0
	08/2014	EUR	9,081	$	12,365	0	(71)
	06/2015		1,564		2,125	0	(21)
	06/2016		1,536		2,112	0	(11)

CBK	08/2014	AUD	194		182	0	(1)
	09/2014	MXN	63,239		4,708	0	(145)

DUB	07/2014	$	1,097	EUR	809	11	0
	07/2014		6,300	MXN	82,165	24	0
	08/2014	NZD	211	$	184	0	0
	06/2016	EUR	809		1,108	0	(10)
	10/2016	JPY	120,988		1,710	490	0

FBF	07/2014	$	64,862	EUR	47,565	269	0
	08/2014	EUR	45,300	$	61,802	0	(235)
	11/2014	BRL	992		420	0	(14)
	06/2015	EUR	2,265		3,074	0	(33)

GLM	07/2014		58,772		80,492	15	0
	08/2014	MXN	22,340		1,678	0	(38)
	08/2014	$	4,887	MXN	64,374	57	0
	09/2014	MXN	69,787	$	5,208	0	(148)
	10/2014		11,466		872	0	(5)
	10/2014	$	297	MXN	3,869	0	(1)
	11/2014	MXN	11,452	$	870	0	(5)

HUS	07/2014	$	1,967	EUR	1,451	20	0
	11/2014	BRL	943	$	400	0	(12)

JPM	07/2014		6,221		2,825	9	0
	07/2014	EUR	1,588		2,158	0	(17)
	07/2014	JPY	124,885		1,226	0	(7)
	07/2014	$	2,779	BRL	6,221	36	0
	07/2014		1,230	JPY	124,885	3	0
	08/2014	BRL	6,221	$	2,754	0	(35)
	08/2014	JPY	124,885		1,230	0	(3)
	08/2014	$	1,887	EUR	1,388	14	0
	11/2014	BRL	1,277	$	540	0	(18)

MSC	07/2014	$	2,939	EUR	2,157	15	0
	08/2014	MXN	21,597	$	1,599	0	(60)
	11/2014	BRL	1,559		660	0	(21)
	11/2014	$	540	BRL	1,278	19	0
	06/2016	EUR	2,157	$	2,967	0	(13)

NAB	07/2014	$	8,362	EUR	6,153	63	0
	06/2015	EUR	1,580	$	2,149	0	(19)
	06/2016		4,573		6,279	0	(39)

RBC	07/2014		8,987		12,163	0	(143)
	07/2014	$	2,900	MXN	37,854	13	0
	09/2014	CAD	368	$	339	0	(6)
	09/2014	$	232	MXN	3,013	0	(1)
	12/2014	MXN	69,904	$	5,316	0	(14)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	07/2014	BRL	6,806	$	3,024	$0	$(56)
	07/2014	$	3,089	BRL	6,806	1	(9)
	08/2014		258		584	4	0
	11/2014		1,480		3,494	47	0

Total Forward Foreign Currency Contracts						$1,313	$(1,635)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	$	4,300	$(115)	$(37)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		29,700	(369)	(63)

DUB	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/23/2014	GBP	6,200	(16)	(18)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/23/2014		6,200	(45)	(30)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	$	4,300	(115)	(37)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	09/02/2014		24,800	(32)	(49)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	09/02/2014		24,800	(79)	(36)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.050%	09/24/2014	GBP	3,200	(8)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.450%	09/24/2014		3,200	(22)	(16)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/15/2014	$	12,600	(10)	(19)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	09/15/2014		12,600	(71)	(33)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		7,800	(96)	(59)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/02/2014		24,900	(44)	(67)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/02/2014		24,900	(114)	(38)

NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	09/02/2014		6,400	(10)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	09/02/2014		6,400	(45)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150%	07/28/2014		4,300	(22)	0

RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	(264)	(213)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	09/02/2014		10,800	(54)	(58)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014		10,800	(188)	(13)

								$(1,719)	$(811)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC iTraxx Europe 21 5-Year Index	Buy	0.650%	09/17/2014	EUR	500	$(1)	$(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	09/17/2014		3,700	(11)	(3)

							$(12)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$200	$(11)	$(8)

BPS	Put - OTC USD versus JPY		98.000	07/14/2014	2,200	(4)	0

GLM	Call - OTC USD versus MXN	MXN	14.250	06/12/2015	3,100	(52)	(48)

MSB	Call - OTC USD versus MXN		14.100	06/11/2015	3,200	(62)	(54)

						$(129)	$(110)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC Euro Stoxx 50 Index	3,175.000	09/19/2014	EUR	292	$(197)	$(261)

Total Written Options						$(2,057)	$(1,187)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premiums
Balance at Beginning of Period	199	$526,700	EUR 50,000	GBP 12,000	$(2,664)
Sales	1,597	271,000	19,692	18,800	(4,606)
Closing Buys	(1,597)	(23,100)	0	0	3,267
Expirations	(199)	(540,100)	(58,600)	0	1,783
Exercised	0	(2,500)	(6,600)	(12,000)	163

Balance at End of Period	0	$232,000	EUR 4,492	GBP 18,800	$(2,057)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2019	0.383%	$ 1,100	$20	$11	$31	$0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	200	(3)	4	1	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	100	(5)	3	0	(2)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	300	(6)	(1)	0	(7)
	China Government International Bond	1.000%	03/20/2019	0.676%	700	3	8	11	0
	China Government International Bond	1.000%	06/20/2019	0.724%	1,600	13	9	22	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	200	1	1	2	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 1,000	18	17	35	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	$ 100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	400	(21)	13	0	(8)
	Italy Government International Bond	1.000%	06/20/2019	0.919%	2,100	(38)	46	8	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	2,200	4	40	44	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	2,000	31	5	36	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%	2,100	36	1	37	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	300	(10)	7	0	(3)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	400	(16)	1	0	(15)

BPS	Berkshire Hathaway Finance Corp.	1.000%	06/20/2016	0.157%	800	14	0	14	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%	1,500	37	0	37	0
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0

BRC	China Government International Bond	1.000%	12/20/2018	0.623%	2,300	38	0	38	0
	China Government International Bond	1.000%	03/20/2019	0.676%	2,600	10	30	40	0
	China Government International Bond	1.000%	06/20/2019	0.724%	300	2	2	4	0
	China Government International Bond	1.000%	09/20/2019	0.768%	500	7	(1)	6	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.156%	1,800	12	(1)	11	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%	600	14	0	14	0
	General Motors Co.	5.000%	06/20/2016	0.636%	200	19	(2)	17	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	200	(10)	7	0	(3)
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	600	(32)	20	0	(12)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	300	(9)	1	0	(8)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%	300	(7)	(1)	0	(8)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.221%	1,100	11	0	11	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	2,500	37	8	45	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	200	(2)	5	3	0

CBK	Brazil Government International Bond	1.000%	12/20/2016	0.712%	200	(3)	4	1	0
	Brazil Government International Bond	1.000%	03/20/2017	0.786%	300	(3)	5	2	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	500	(22)	17	0	(5)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	500	(10)	(1)	0	(11)
	China Government International Bond	1.000%	12/20/2016	0.299%	100	(5)	7	2	0
	China Government International Bond	1.000%	12/20/2018	0.623%	800	13	1	14	0
	China Government International Bond	1.000%	03/20/2019	0.676%	5,300	26	54	80	0
	China Government International Bond	1.000%	06/20/2019	0.724%	3,800	38	13	51	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.186%	400	3	0	3	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%	400	3	0	3	0
	MetLife, Inc.	1.000%	06/20/2016	0.186%	200	3	0	3	0
	Russia Government International Bond	1.000%	12/20/2018	1.602%	200	(5)	0	0	(5)
	Russia Government International Bond	1.000%	09/20/2019	1.767%	600	(23)	1	0	(22)
	Teck Resources Ltd.	1.000%	09/20/2019	1.388%	300	(5)	(1)	0	(6)

DUB	Berkshire Hathaway Finance Corp.	1.000%	06/20/2018	0.307%	300	8	0	8	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2020	0.568%	400	(5)	16	11	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	100	0	1	1	0
	Brazil Government International Bond	1.000%	12/20/2016	0.712%	500	(7)	11	4	0
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	3,900	(171)	116	0	(55)
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	China Government International Bond	1.000%	06/20/2019	0.724%	5,000	62	6	68	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	17

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Citigroup, Inc.	1.000%	03/20/2019	0.614%	$ 1,100	$12	$8	$20	$0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	200	(1)	4	3	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%	200	37	2	39	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.204%	200	2	0	2	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.241%	1,800	27	1	28	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.188%	500	3	(2)	1	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 400	6	8	14	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.432%	$ 1,000	(51)	32	0	(19)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	1,200	(27)	(1)	0	(28)
	Italy Government International Bond	1.000%	06/20/2016	0.516%	1,800	18	(1)	17	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	200	(4)	5	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.919%	4,000	0	17	17	0
	Italy Government International Bond	1.000%	09/20/2019	0.948%	1,200	7	(3)	4	0
	MetLife, Inc.	1.000%	03/20/2019	0.499%	2,000	14	33	47	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	700	(1)	15	14	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	4,300	64	13	77	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	300	(10)	7	0	(3)
	Spain Government International Bond	1.000%	06/20/2016	0.333%	1,700	23	0	23	0

FBF	Brazil Government International Bond	1.000%	12/20/2018	1.245%	600	(28)	22	0	(6)
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	100	1	1	2	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%	400	(2)	8	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	200	1	3	4	0

GST	Berkshire Hathaway Finance Corp.	1.000%	09/20/2017	0.239%	300	7	0	7	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2018	0.325%	1,300	37	0	37	0
	Brazil Government International Bond	1.000%	03/20/2016	0.524%	200	0	2	2	0
	Brazil Government International Bond	1.000%	12/20/2018	1.245%	100	(5)	4	0	(1)
	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	Citigroup, Inc.	1.000%	03/20/2019	0.614%	500	5	4	9	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	200	(2)	4	2	0
	Colombia Government International Bond	1.000%	03/20/2019	0.721%	100	0	2	2	0
	Continental Resources, Inc.	1.000%	06/20/2016	0.310%	4,500	58	6	64	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.297%	1,100	25	1	26	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	200	1	3	4	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	400	6	1	7	0
	Spain Government International Bond	1.000%	03/20/2019	0.621%	300	(3)	8	5	0
	Venezuela Government International Bond	5.000%	06/20/2016	8.926%	200	(29)	15	0	(14)

HUS	China Government International Bond	1.000%	12/20/2018	0.623%	200	3	0	3	0
	Colombia Government International Bond	1.000%	03/20/2016	0.279%	400	2	3	5	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	200	(10)	7	0	(3)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	200	(6)	1	0	(5)
	Italy Government International Bond	1.000%	06/20/2017	0.669%	4,100	41	0	41	0
	Italy Government International Bond	1.000%	03/20/2019	0.887%	300	(6)	8	2	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	500	6	3	9	0
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	1,000	1	19	20	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	1,500	22	5	27	0
	Russia Government International Bond	1.000%	06/20/2017	1.282%	1,500	(32)	21	0	(11)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	500	(30)	13	0	(17)

JPM	China Government International Bond	1.000%	12/20/2018	0.623%	1,200	20	0	20	0
	China Government International Bond	1.000%	03/20/2019	0.676%	1,200	6	13	19	0
	China Government International Bond	1.000%	06/20/2019	0.724%	2,500	19	15	34	0
	China Government International Bond	1.000%	09/20/2019	0.768%	400	6	(1)	5	0
	Ford Motor Co.	5.000%	03/20/2019	0.762%	200	37	2	39	0
	HSBC Bank PLC	1.000%	03/20/2019	0.464%	EUR 3,800	64	69	133	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	$ 100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	100	(2)	0	0	(2)
	Indonesia Government International Bond	1.000%	09/20/2019	1.581%	500	(12)	(2)	0	(14)
	Mexico Government International Bond	1.000%	12/20/2018	0.545%	500	1	9	10	0
	Mexico Government International Bond	1.000%	06/20/2019	0.634%	300	4	2	6	0
	Mexico Government International Bond	1.000%	03/20/2024	1.107%	400	(12)	9	0	(3)
	Qatar Government International Bond	1.000%	06/20/2019	0.495%	1,000	20	5	25	0
	Russia Government International Bond	1.000%	06/20/2019	1.717%	1,300	(75)	32	0	(43)
	Venezuela Government International Bond	5.000%	06/20/2016	8.926%	400	(58)	30	0	(28)

MYC	Brazil Government International Bond	1.000%	12/20/2018	1.245%	300	(14)	10	0	(4)
	Brazil Government International Bond	1.000%	03/20/2019	1.316%	200	(9)	7	0	(2)
	Brazil Government International Bond	1.000%	09/20/2019	1.438%	200	(4)	0	0	(4)
	China Government International Bond	1.000%	12/20/2018	0.623%	600	11	(1)	10	0
	Colombia Government International Bond	1.000%	12/20/2018	0.673%	500	(4)	11	7	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.156%	1,800	10	(3)	7	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.346%	100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2019	1.511%	200	(6)	1	0	(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Italy Government International Bond	1.000%	03/20/2019	0.887%	$ 200	$(4)	$5	$1	$0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.206%	400	3	0	3	0
	Mexico Government International Bond	1.000%	12/20/2016	0.262%	200	3	1	4	0
	Mexico Government International Bond	1.000%	09/20/2019	0.673%	1,100	18	0	18	0
	Russia Government International Bond	1.000%	12/20/2018	1.602%	200	(5)	0	0	(5)
	Russia Government International Bond	1.000%	06/20/2019	1.717%	300	(17)	7	0	(10)

						$241	$1,018	$1,659	$(400)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	$ 300	$ 3	$1	$4	$0

MYC	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	98	(12)	11	0	(1)
	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR 4,500	(165)	183	18	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	$ 600	7	0	7	0

					$ (167)	$195	$29	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	1,600	$0	$(16)	$0	$(16)
	Pay	1-Year BRL-CDI	10.460%	01/02/2017		2,300	0	(12)	0	(12)

BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		300	0	(8)	0	(8)

BRC	Pay	1-Year BRL-CDI	9.110%	01/02/2017		100	0	(2)	0	(2)

DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015		1,300	(2)	(15)	0	(17)
	Pay	1-Year BRL-CDI	8.430%	01/02/2015		1,400	9	(16)	0	(7)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		200	0	(4)	0	(4)

GLM	Pay	1-Year BRL-CDI	7.550%	01/02/2015		1,400	(3)	(17)	0	(20)
	Pay	1-Year BRL-CDI	8.150%	01/02/2015		1,500	0	(15)	0	(15)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	20,000	18	44	62	0
	Pay	28-Day MXN-TIIE	7.740%	05/29/2024		23,000	0	8	8	0

HUS	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		20,000	18	44	62	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,200	39	71	110	0
	Pay	28-Day MXN-TIIE	7.650%	05/30/2024		33,000	2	1	3	0

JPM	Pay	1-Year BRL-CDI	7.890%	01/02/2015	BRL	400	0	(4)	0	(4)

MYC	Pay	1-Year BRL-CDI	9.930%	01/02/2015		3,600	2	36	38	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	2,800	10	16	26	0

SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		30,000	28	64	92	0

UAG	Pay	1-Year BRL-CDI	9.930%	01/02/2015	BRL	3,000	3	29	32	0

							$124	$204	$433	$(105)

Total Swap Agreements							$198	$1,417	$2,121	$(506)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	19

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2014:

(j)	Securities with an aggregate market value of $643 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$114	$0	$227	$341	$(164)	$(45)	$(64)	$(273)	$68	$(40)	$28
BPS	11	0	54	65	(246)	0	(8)	(254)	(189)	0	(189)
BRC	78	0	189	267	(117)	0	(33)	(150)	117	0	117
CBK	0	0	163	163	(146)	(63)	(49)	(258)	(95)	164	69
DUB	525	0	402	927	(10)	(48)	(133)	(191)	736	(670)	66
FBF	269	0	12	281	(282)	0	(6)	(288)	(7)	0	(7)
GLM	72	0	70	142	(197)	(85)	(35)	(317)	(175)	(290)	(465)
GST	0	0	168	168	0	(266)	(15)	(281)	(113)	0	(113)
HUS	20	0	282	302	(12)	0	(36)	(48)	254	(260)	(6)
JPM	62	0	291	353	(80)	(111)	(95)	(286)	67	(260)	(193)
MSB	0	0	0	0	0	(54)	0	(54)	(54)	0	(54)
MSC	34	0	0	34	(94)	0	0	(94)	(60)	0	(60)
MYC	0	0	139	139	0	(216)	(32)	(248)	(109)	(310)	(419)
NAB	63	0	0	63	(58)	0	0	(58)	5	0	5
NGF	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
RBC	13	0	0	13	(164)	0	0	(164)	(151)	0	(151)
RYL	0	0	0	0	0	(284)	0	(284)	(284)	429	145
SOG	0	0	92	92	0	0	0	0	92	0	92
UAG	52	0	32	84	(65)	0	0	(65)	19	0	19

Total Over the Counter	$1,313	$0	$2,121	$3,434	$(1,635)	$(1,187)	$(506)	$(3,328)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$158	$158
Swap Agreements	0	0	0	0	240	240

	$0	$0	$0	$0	$398	$398

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,313	$0	$1,313
Swap Agreements	0	1,688	0	0	433	2,121

	$0	$1,688	$0	$1,313	$433	$3,434

	$0	$1,688	$0	$1,313	$831	$3,832

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	28	0	0	186	214

	$0	$28	$0	$0	$207	$235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,635	$0	$1,635
Written Options	0	5	261	110	811	1,187
Swap Agreements	0	401	0	0	105	506

	$0	$406	$261	$1,745	$916	$3,328

	$0	$434	$261	$1,745	$1,123	$3,563

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$1,412	$0	$73	$1,485
Futures	0	0	(309)	0	136	(173)
Swap Agreements	0	6	0	0	(973)	(967)

	$0	$6	$1,103	$0	$(764)	$345

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(455)	$0	$(455)
Written Options	0	145	0	138	1,410	1,693
Swap Agreements	0	437	0	0	(992)	(555)

	$0	$582	$0	$(317)	$418	$683

	$0	$588	$1,103	$(317)	$(346)	$1,028

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	553	553
Swap Agreements	0	373	0	0	(2,293)	(1,920)

	$0	$373	$0	$0	$(1,713)	$(1,340)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(432)	$0	$(432)
Written Options	0	(32)	(64)	(24)	2,151	2,031
Swap Agreements	0	1,005	0	0	1,246	2,251

	$0	$973	$(64)	$(456)	$3,397	$3,850

	$0	$1,346	$(64)	$(456)	$1,684	$2,510

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,505	$2,725	$13,230
Corporate Bonds & Notes
Banking & Finance	0	69,746	172	69,918
Industrials	0	38,018	0	38,018
Utilities	0	30,084	0	30,084
Municipal Bonds & Notes
California	0	1,142	0	1,142
Illinois	0	2,243	0	2,243
U.S. Government Agencies	0	2,577	432	3,009
U.S. Treasury Obligations	0	8,264	0	8,264
Mortgage-Backed Securities	0	33,596	0	33,596

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Asset-Backed Securities	$0	$44,124	$0	$44,124
Sovereign Issues	0	74,995	0	74,995
Preferred Securities
Banking & Finance	237	0	0	237
Short-Term Instruments
Certificates of Deposit	0	9,018	0	9,018
Greece Treasury Bills	0	3,819	0	3,819
Mexico Treasury Bills	0	25,013	0	25,013
Slovenia Treasury Bills	0	1,368	0	1,368
U.S. Treasury Bills	0	1,060	0	1,060
	$237	$355,572	$3,329	$359,138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2014	21

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

June 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101,325	$0	$0	$101,325
Total Investments	$101,562	$355,572	$3,329	$460,463

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	158	90	0	248
Over the counter	0	3,371	63	3,434
	$158	$3,461	$63	$3,682

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2014
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(21)	$(53)	$0	$(74)
Over the counter	0	(3,328)	0	(3,328)
	$(21)	$(3,381)	$0	$(3,402)
Totals	$101,699	$355,652	$3,392	$460,743

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2014.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Advisor and Administrative. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated

SEMIANNUAL REPORT	JUNE 30, 2014	23

Notes to Financial Statements (Cont.)

daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update is effective prospectively during interim or annual periods beginning on or after December 15, 2013. The Portfolio has adopted the ASU for the fiscal year ended December 31, 2013 as it follows the investment company reporting requirements under U.S. GAAP and did not have an impact on the Portfolio’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

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significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in

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duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2014, the Portfolio had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including

SEMIANNUAL REPORT	JUNE 30, 2014	27

Notes to Financial Statements (Cont.)

government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

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(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$67	$0	$(50)	$0	$0	$17	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2014	Dividend Income	Net Capital Gain Distributions
$119,221	$138,657	$(156,600)	$(32)	$62	$101,308	$158	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an

30	PIMCO VARIABLE INSURANCE TRUST

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investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no

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Notes to Financial Statements (Cont.)

credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts

32	PIMCO VARIABLE INSURANCE TRUST

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received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Portfolio’s performance and/or ability to achieve its investment objective.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as

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Notes to Financial Statements (Cont.)

the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The

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market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant

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Notes to Financial Statements (Cont.)

to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio, which does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such

Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2014, the remaining recoverable amount to PIMCO was $20,211.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$218,857	$308,477	$156,694	$36,223

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12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2014		Year Ended 12/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	5	$49	86	$913
Administrative Class	5,580	57,836	17,798	186,456
Advisor Class	196	2,044	29	297
Issued as reinvestment of distributions
Institutional Class	0	4	1	6
Administrative Class	156	1,626	326	3,387
Advisor Class	1	3	0	0
Cost of shares redeemed
Institutional Class	(19)	(204)	(6)	(65)
Administrative Class	(1,879)	(19,444)	(4,207)	(44,046)
Advisor Class	(10)	(101)	(1)	(11)
Net increase (decrease) resulting from Portfolio share transactions	4,030	$41,813	14,026	$146,937

As of June 30, 2014, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 79% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 49% of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$445,649	$15,170	$(356)	$14,814

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2014	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	MSB	Mitsubishi Trust & Bank	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT79SAR_063014

Item 2.	Code of Ethics.
The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.
The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.
The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 28, 2014

By:	/s/ TRENT W. WALKER
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	August 26, 2014